                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-7436
                                  ----------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                        The DFA Investment Trust Company,
              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-395-8005

Date of fiscal year end:    November 30

Date of reporting period:   November 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

================================================================================

                        THE DFA INVESTMENT TRUST COMPANY


                             THE GLOBAL VALUE SERIES
                         THE GLOBAL LARGE COMPANY SERIES
                         THE GLOBAL SMALL COMPANY SERIES


                                  ANNUAL REPORT


                          YEAR ENDED NOVEMBER 30, 2003

================================================================================

                        THE DFA INVESTMENT TRUST COMPANY
                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                    PAGE
                                                                                   -------
THE DFA INVESTMENT TRUST COMPANY
    Management's Discussion and Analysis                                               1
    Schedules of Investments                                                           3
       The Global Value Series                                                         3
       The Global Large Company Series                                                 3
       The Global Small Company Series                                                 3
    Statements of Assets and Liabilities                                               4
    Statements of Operations                                                           5
    Statements of Changes in Net Assets                                                6
    Financial Highlights                                                               7
    Notes to Financial Statements                                                      8
    Report of Independent Certified Public Accountants                                12

DFA INVESTMENT DIMENSIONS GROUP INC. -- LARGE CAP INTERNATIONAL PORTFOLIO
    Schedule of Investments                                                           13
    Statement of Assets and Liabilities                                               24
    Statement of Operations                                                           25
    Statements of Changes in Net Assets                                               26
    Financial Highlights                                                              27
    Notes to Financial Statements                                                     28
    Report of Independent Certified Public Accountants                                32

THE DFA INVESTMENT TRUST COMPANY
    Schedules of Investments                                                          33
       The U.S. Large Company Series                                                  33
       The U.S. Large Cap Value Series                                                38
       The U.S. Small Cap Series                                                      41
       The DFA International Value Series                                             70
       The Japanese Small Company Series                                              78
       The Pacific Rim Small Company Series                                           88
       The United Kingdom Small Company Series                                        96
       The Continental Small Company Series                                          102
    Statements of Assets and Liabilities                                             116
    Statements of Operations                                                         118
    Statements of Changes in Net Assets                                              120
    Financial Highlights                                                             124
    Notes to Financial Statements                                                    128
    Report of Independent Certified Public Accountants                               134

FUND MANAGEMENT                                                                      135

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

GLOBAL EQUITY MARKET REVIEW                         YEAR ENDED NOVEMBER 30, 2003

      Global equity markets generally had positive returns for the year under review. For the year ended November 30, 2003, large cap U.S. stocks rose 15.09% as measured by the S&P 500(R) Index. When expressed in local currencies, prices rose in nine of the ten largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 7.64% in local currency and 24.23% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003
                ------------------------------------------------

                                             LOCAL
                                            CURRENCY   U.S. DOLLAR
TEN LARGEST NON-U.S. DEVELOPED MARKETS       RETURN      RETURN
-----------------------------------------   --------   -----------
United Kingdom                                  8.75%        20.20%
Japan                                          10.89%        23.83%
France                                          4.36%        25.05%
Switzerland                                     6.19%        21.02%
Germany                                        13.35%        35.77%
Netherlands                                    -7.05%        11.00%
Australia                                       6.24%        35.23%
Italy                                           8.50%        29.46%
Spain                                          11.80%        34.09%
Sweden                                         14.22%        35.75%

----------
Source: Morgan Stanley Capital International

      Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in non-U.S. markets, while small company stocks had the best relative results.

         % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003 (U.S. DOLLARS)
         --------------------------------------------------------------

MSCI EAFE Small Cap Index                                                 45.99%
Citigroup EPAC Extended Market Index (int'l. small companies)             41.90%
Russell 2000 Index                                                        36.28%
MSCI EAFE Value Index (net dividends)                                     27.79%
MSCI EAFE Index (net dividends)                                           24.23%
MSCI EAFE Growth Index (net dividends)                                    20.62%
Russell 1000 Value Index                                                  17.17%
Russell 1000 Growth Index                                                 16.75%
S&P 500 Index                                                             15.09%

GLOBAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

GLOBAL LARGE COMPANY SERIES

      The Global Large Company Series seeks to capture the returns of global large company stocks by purchasing shares of the U.S. Large Company Series and the Large Cap International Portfolio. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to global large company stocks, but does not attempt to track closely a specific equity index. The U.S. Large Company Series and the Large Cap International Portfolio held a total of 1,232 stocks in twenty-two developed country markets as of

November 30, 2003. The Series and the Portfolio were essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.5% of their respective assets.

      As a result of the Global Large Company Series' diversified investment approach, performance was determined principally by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, international stocks generally underperformed U.S. stocks; total returns were 24.23% for the MSCI EAFE Index (net dividends) and 15.09% for the S&P 500(R)Index of U.S. stocks. Total return for the Global Large Company Series over this period was 19.11%.

GLOBAL VALUE SERIES

      The Global Value Series seeks to capture the returns of global large company value stocks by purchasing shares of two Master Funds that invest in such stocks: U.S. Large Cap Value Series and DFA International Value Series. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to global large company value stocks, but does not attempt to track closely a specific equity index. The Master Funds held a combined total of 811 stocks in twenty-two developed country markets, as of November 30, 2003, and were essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.5% of Master Fund assets.

      As a result of the Global Value Series' diversified investment approach, performance was principally determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, value stocks outperformed growth stocks in both the U.S. and international markets. Total returns were 17.17% for the Russell 1000 Value Index, 16.75% for the Russell 1000 Growth Index, 27.79% for the MSCI EAFE Value Index (net dividends), and 24.23% for the MSCI EAFE Growth Index (net dividends). Total return for the Global Value Series over this period was 27.99%.

GLOBAL SMALL COMPANY SERIES

      The Global Small Company Series seeks to capture the returns of global small company stocks by purchasing shares of five Master Funds that individually invest in small company stocks in the United States, the United Kingdom, continental Europe, Japan and the Pacific Rim region, respectively. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Funds held a combined total of 7,153 stocks in twenty-one developed country markets, and were essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of each Master Fund's assets.

      As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, small company stocks outperformed large company stocks in both the U.S. and international markets. Total returns were 36.28% for the Russell 2000 Index, 15.09% for the S&P 500 Index, 41.90% for the Citigroup EPAC Extended Market Index, and 24.23% for the MSCI EAFE Index (net dividends). Total return for the Global Small Company Series over this period was 46.17%.

                        THE DFA INVESTMENT TRUST COMPANY
                            SCHEDULES OF INVESTMENTS
                                NOVEMBER 30, 2003
                             THE GLOBAL VALUE SERIES

                                                                                VALUE+
                                                                            -------------
Investment in The U.S. Large Cap Value Series of The DFA Investment
   Trust Company (50.0%) (3,032,037 Shares, Cost $38,798,104)               $  46,723,694
Investment in The DFA International Value Series of The DFA Investment
   Trust Company (50.0%) (3,771,056 Shares, Cost $42,198,913)                  46,761,101
                                                                            -------------
      Total Investments(100%) (Cost $80,997,016)++                          $  93,484,795
                                                                            =============

----------
++ The cost for federal income tax purposes is $81,104,434

                         THE GLOBAL LARGE COMPANY SERIES

                                                                                VALUE+
                                                                            -------------
Investment in The U.S. Large Company Series of The DFA Investment
   Trust Company (49.4%) (Cost $19,481,231)                                 $  22,233,341
Investment in the Large Cap International Portfolio of the DFA Investment
   Dimensions Group Inc. (50.6%) (1,516,573 Shares, Cost $19,944,392)          22,217,794
                                                                            -------------
      Total Investments(100%) (Cost $39,425,623)++                          $  44,451,135
                                                                            =============

----------
++ The cost for federal income tax purposes is $39,987,707

                         THE GLOBAL SMALL COMPANY SERIES

                                                                                VALUE+
                                                                            -------------
Investment in The U.S. Small Cap Series of The DFA Investment Trust
   Company (50.1%) (4,630,997 Shares, Cost $48,239,483)                     $  64,093,004
Investment in The Japanese Small Company Series of The DFA
   Investment Trust Company (13.3%) (Cost $16,591,671)                         16,959,788
Investment in The Pacific Rim Small Company Series of The DFA
   Investment Trust Company (7.0%) (Cost $7,784,450)                            8,951,115
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (7.9%) (Cost $7,618,486)                           10,097,855
Investment in The Continental Small Company Series of The DFA
   Investment Trust Company (21.7%) (Cost $20,219,982)                         27,771,219
                                                                            -------------
      Total Investments (100%) (Cost $100,454,072)++                        $ 127,872,981
                                                                            =============

----------
++ The cost for federal income tax purposes is $100,596,092

----------
+  See Note B to Financial Statements

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2003
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                          THE           THE
                                                             THE         GLOBAL        GLOBAL
                                                           GLOBAL         LARGE         SMALL
                                                            VALUE        COMPANY       COMPANY
                                                           SERIES        SERIES         SERIES
                                                         -----------   -----------   ------------
ASSETS:
Investments at Value                                     $    93,485   $    44,451   $    127,873
Cash                                                              58             7             34
Receivables:
   From Advisor                                                   --             6             --
   Fund Shares Sold                                              839           289            130
                                                         -----------   -----------   ------------
    Total Assets                                              94,382        44,753        128,037
                                                         -----------   -----------   ------------
LIABILITIES:
Payables:
   Investment Securities Purchased                               839           289            130
   Due to Advisor                                                 42            --             25
Accrued Expenses and Other Liabilities                            13             4             10
                                                         -----------   -----------   ------------
    Total Liabilities                                            894           293            165
                                                         -----------   -----------   ------------
NET ASSETS                                               $    93,488   $    44,460   $    127,872
                                                         ===========   ===========   ============
SHARES OUTSTANDING $.01 PAR VALUE
   (Unlimited Number of Shares Authorized)                 9,062,567     5,956,770     10,298,165
                                                         ===========   ===========   ============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                       $     10.32   $      7.46   $      12.42
                                                         ===========   ===========   ============
Investments at Cost                                      $    80,997   $    39,453   $    100,454
                                                         ===========   ===========   ============
NET ASSETS CONSIST OF:
Paid-in Capital                                               79,920        41,438         94,360
Accumulated Net Investment Income (Loss)                       1,165           233          1,158
Accumulated Net Realized Gain (Loss)                             (85)       (2,237)         4,906
Accumulated Net Realized Foreign Exchange Gain (Loss)             --            --             16
Unrealized Appreciation (Depreciation) from Investment
   Securities, Foreign Currency and Futures                   12,488         5,026         27,422
Unrealized Net Foreign Exchange Gain (Loss)                       --            --             10
                                                         -----------   -----------   ------------
      Total Net Assets                                   $    93,488   $    44,460   $    127,872
                                                         ===========   ===========   ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2003
                             (AMOUNTS IN THOUSANDS)

                                                                            THE         THE
                                                                 THE       GLOBAL      GLOBAL
                                                                GLOBAL     LARGE       SMALL
                                                                VALUE      COMPANY     COMPANY
                                                                SERIES     SERIES      SERIES
                                                              ---------   --------    ---------
INVESTMENT INCOME
   Income Distributions Received from The DFA
     Investment Trust Company                                 $   1,332   $    196    $     363
   Dividends (Net of Foreign Taxes Withheld of $0,
     $0 and $104, respectively)                                      --        259          981
   Interest                                                          --          4           16
   Income from Securities Lending                                    --          2           73
   Expenses Allocated from Master Funds                              --         (8)        (117)
                                                              ---------   --------    ---------
        Total Investment Income                                   1,332        453        1,316
                                                              ---------   --------    ---------
EXPENSES
   Accounting & Transfer Agent Fees                                  31         31           35
   Legal Fees                                                         2          1            5
   Audit Fees                                                         6          2            5
   Shareholders' Reports                                              8          2            4
   Trustee's Fees and Expenses                                       --          1            1
                                                              ---------   --------    ---------
        Total Expenses                                               47         37           50
        Fees Waived, Expenses Reimbursed, and/or Previously
          Waived Fees Recovered by Advisor                           42        (34)          36
                                                              ---------   --------    ---------
   Net Expenses                                                      89          3           86
                                                              ---------   --------    ---------
   NET INVESTMENT INCOME (LOSS)                                   1,243        450        1,230
                                                              ---------   --------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                        26         --           --
   Net Realized Gain (Loss) on Investment Securities Sold           (40)      (597)       5,073
   Net Realized Gain (Loss) on Futures                               --         60           --
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                    --         16           --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                  16,930      6,294       30,137
     Futures                                                         --         (8)          --
   Translation of Foreign Currency Denominated Amounts               --         --           10
                                                              ---------   --------    ---------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                            16,916      5,749       35,236
                                                              ---------   --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                 $  18,159   $  6,199    $  36,466
                                                              =========   ========    =========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                               THE                   THE
                                                                              GLOBAL             GLOBAL LARGE
                                                                           VALUE SERIES         COMPANY SERIES
                                                                       -------------------   -------------------
                                                                        YEAR       YEAR       YEAR       YEAR
                                                                        ENDED      ENDED      ENDED      ENDED
                                                                       NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                                                         2003       2002       2003       2002
                                                                       --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                        $  1,243   $    553   $    450   $    179
   Capital Gain Distributions Received from the DFA Investment Trust
    Company                                                                  26         12         --         --
   Net Realized Gain (Loss) on Investment
    Securities Sold                                                         (40)       (13)      (597)      (920)
   Net Realized Gain (Loss) on Futures                                       --         --         60       (170)
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                             --         --         --         --
Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                            16,930     (3,671)     6,294     (1,166)
   Futures                                                                   --         --         (8)        27
Translation of Foreign Currency Denominated Amounts                          --         --         --         --
                                                                       --------   --------   --------   --------
   Net Increase (Decrease) in Net Assets Resulting
    from Operations                                                      18,159     (3,119)     6,199     (2,050)
                                                                       --------   --------   --------   --------
Distributions From:
   Net Investment Income                                                   (609)      (141)      (327)       (97)
   Net Long-Term Gains                                                      (12)      (172)        --         --
                                                                       --------   --------   --------   --------
      Total Distributions                                                  (621)      (313)      (327)       (97)
                                                                       --------   --------   --------   --------
Capital Share Transactions (1):
   Shares Issued                                                         28,091     41,549     17,366     15,744
   Shares Issued in Lieu of Cash Distributions                              529        292        278         82
   Shares Redeemed                                                           --        (17)      (139)        --
                                                                       --------   --------   --------   --------
   Net Increase (Decrease) from Capital Share

    Transactions                                                         28,620     41,824     17,505     15,826
                                                                       --------   --------   --------   --------
      Total Increase (Decrease)                                          46,158     38,392     23,377     13,679
NET ASSETS
   Beginning of Period                                                   47,330      8,938     21,083      7,404
                                                                       --------   --------   --------   --------
   End of Period                                                       $ 93,488   $ 47,330   $ 44,460   $ 21,083
                                                                       ========   ========   ========   ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                         3,200      4,779      2,619      2,313
    Shares Issued in Lieu of Cash Distributions                              67         34         46         11
    Shares Redeemed                                                          --         (2)       (23)        --
                                                                       --------   --------   --------   --------
                                                                          3,267      4,811      2,642      2,324
                                                                       ========   ========   ========   ========

                                                                                THE
                                                                            GLOBAL SMALL
                                                                           COMPANY SERIES
                                                                       ----------------------
                                                                         YEAR        YEAR
                                                                         ENDED       ENDED
                                                                        NOV. 30,    NOV. 30,
                                                                          2003        2002
                                                                       ----------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                        $    1,230   $     397
   Capital Gain Distributions Received from the DFA Investment Trust
    Company                                                                    --          35
   Net Realized Gain (Loss) on Investment
    Securities Sold                                                         5,073         (41)
   Net Realized Gain (Loss) on Futures                                         --          --
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                               16           5
Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                              30,137      (2,575)
   Futures                                                                     --          --
Translation of Foreign Currency Denominated Amounts                            10           3
                                                                       ----------   ---------
   Net Increase (Decrease) in Net Assets Resulting
    from Operations                                                        36,466      (2,176)
                                                                       ----------   ---------
Distributions From:
   Net Investment Income                                                     (465)        (74)
   Net Long-Term Gains                                                         --         (14)
                                                                       ----------   ---------
      Total Distributions                                                    (465)        (88)
                                                                       ----------   ---------
Capital Share Transactions (1):
   Shares Issued                                                           49,714      38,614
   Shares Issued in Lieu of Cash Distributions                                395          75
   Shares Redeemed                                                         (1,458)         --
                                                                       ----------   ---------
   Net Increase (Decrease) from Capital Share

    Transactions                                                           48,651      38,689
                                                                       ----------   ---------
      Total Increase (Decrease)                                            84,652      36,425
NET ASSETS
   Beginning of Period                                                     43,220       6,795
                                                                       ----------   ---------
   End of Period                                                       $  127,872   $  43,220
                                                                       ==========   =========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                           5,345       4,276
    Shares Issued in Lieu of Cash Distributions                                48           9
    Shares Redeemed                                                          (128)         --
                                                                       ----------   ---------
                                                                            5,265       4,285
                                                                       ==========   =========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             THE GLOBAL
                                                            VALUE SERIES
                                           ------------------------------------------------------
                                             YEAR        YEAR       YEAR       YEAR      AUG. 27
                                             ENDED       ENDED      ENDED      ENDED       TO
                                            NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                              2003        2002        2001       2000     1999
                                           ---------   ---------   --------   --------  ---------
Net Asset Value, Beginning of Period       $    8.17   $    9.07   $   9.52   $   9.67  $   10.00
                                           ---------   ---------   --------   --------  ---------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                        2.11        0.11       0.15       0.14       0.06
   Net Gain (Loss) on Securities
    (Realized and Unrealized)                   0.14       (0.72)     (0.18)     (0.01)     (0.39)
                                           ---------   ---------   --------   --------  ---------
    Total from Investrment Operations           2.25       (0.61)     (0.03)      0.13      (0.33)
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       (0.10)      (0.13)     (0.04)     (0.18)        --
   Net Realized Gains                             --       (0.16)     (0.38)     (0.10)        --
                                           ---------   ---------   --------   --------  ---------
    Total Distributions                        (0.10)      (0.29)     (0.42)     (0.28)        --
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $   10.32   $    8.17   $   9.07   $   9.52  $    9.67
=================================================================================================
Total Return                                   28.01%      (6.84)%    (0.49)%     1.39%    (3.30)%#
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $  93,488   $  44,330   $  8,938   $  2,638  $     917
Ratio of Expenses to Average
   Net Assets (1)                              0.368%      0.375%     0.375%      0.47%      0.50%*
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses, and/or
   recovery of previously waived
   fees) (1)                                   0.298%      0.465%     0.805%      2.03%      5.22%*
Ratio of Net Investment Income to
   Average Net Assets                           1.96%       2.17%      2.21%      2.18%      2.62%*
Ratio of Net Investment Income to
   Average Net Assets (excluding waivers
   and assumption of expenses)                  2.03%       2.08%      1.78%      0.62%     (2.32)%
Portfolio Turnover Rate                          N/A         N/A        N/A        N/A        N/A
-------------------------------------------------------------------------------------------------

                                                        THE GLOBAL LARGE
                                                         COMPANY SERIES
                                           -------------------------------------------
                                             YEAR        YEAR       YEAR      AUG. 21
                                             ENDED       ENDED      ENDED        TO
                                            NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,
                                              2003        2002       2001       2000
                                           ---------   ---------   --------   --------
Net Asset Value, Beginning of Period       $    6.36   $    7.47   $   8.91   $  10.00
                                           ---------   ---------   --------   --------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                        0.10        0.10       0.10       0.02
   Net Gain (Loss) on Securities
    (Realized and Unrealized)                   1.09       (1.12)     (1.46)     (1.11)
                                           ---------   ---------   --------   --------
    Total from Investrment Operations           1.19       (1.02)     (1.36)     (1.09)
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                       (0.09)      (0.09)     (0.08)        --
   Net Realized Gains                             --          --         --         --
                                           ---------   ---------   --------   --------
    Total Distributions                        (0.09)      (0.09)     (0.08)        --
--------------------------------------------------------------------------------------
Net Asset Value, End of Period             $    7.46   $    6.36   $   7.47   $   8.91
======================================================================================
Total Return                                   19.07%     (13.80)%   (15.41)%   (10.90)%#
--------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $  44,460   $  21,083   $  7,404   $    190
Ratio of Expenses to Average
   Net Assets (1)                               0.25%       0.25%      0.25%      0.25%*
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses, and/or
   recovery of previously waived
   fees) (1)                                    0.37%       0.57%      0.88%      3.37%*
Ratio of Net Investment Income to
   Average Net Assets                           1.29%       1.01%      0.44%      0.63%*
Ratio of Net Investment Income to
   Average Net Assets (excluding waivers
   and assumption of expenses)                  1.17%       0.69%     (0.19)%    (2.49)%
Portfolio Turnover Rate                          N/A         N/A        N/A        N/A
--------------------------------------------------------------------------------------

                                                         THE GLOBAL SMALL
                                                          COMPANY SERIES
                                           --------------------------------------------
                                             YEAR         YEAR      YEAR      AUG. 21
                                             ENDED        ENDED     ENDED        TO
                                            NOV. 30,     NOV. 30,  NOV. 30,   NOV. 30,
                                              2003         2002      2001       2000
                                           ----------   ---------  --------   --------
Net Asset Value, Beginning of Period       $     8.59   $    9.08  $   9.10   $  10.00
                                           ----------   ---------  --------   --------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                         0.13        0.10      0.10       0.04
   Net Gain (Loss) on Securities
    (Realized and Unrealized)                    3.79       (0.47)     0.07      (0.92)
                                           ----------   ---------  --------   --------
    Total from Investrment Operations            3.92       (0.37)     0.17      (0.88)
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.09)      (0.10)    (0.05)     (0.02)
   Net Realized Gains                              --       (0.02)    (0.14)        --
                                           ----------   ---------  --------   --------
    Total Distributions                         (0.09)      (0.12)    (0.19)     (0.02)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period             $    12.42   $    8.59  $   9.08   $   9.10
======================================================================================
Total Return                                    46.17%       4.20%     1.87%     (8.80)%#
--------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)      $  127,872   $  43,220  $  6,795   $    759
Ratio of Expenses to Average
   Net Assets (1)                                0.30%      0.375%    0.375%     0.375%*
Ratio of Expenses to Average Net
   Assets (excluding waivers and
   assumption of expenses, and/or
   recovery of previously waived
   fees) (1)                                     0.26%      0.455%    1.065%      2.55%*
Ratio of Net Investment Income to
   Average Net Assets                            1.55%       1.81%     1.98%      2.62%*
Ratio of Net Investment Income to
   Average Net Assets (excluding waivers
   and assumption of expenses)                   1.59%       1.73%     1.29%      0.45%
Portfolio Turnover Rate                           N/A         N/A       N/A        N/A
--------------------------------------------------------------------------------------

*   Annualized
#   Non-annualized
(1) Represents the combined ratio for the Series and its respective pro-rata share of its Master Fund Series'.
N/A Refer to the respective Master Fund Series

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

      The DFA Investment Trust Company (the "Trust" or "ITC") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-five investment portfolios, of which three (the "Global Funds" or "Feeder Funds") are presented in this section of the report and eight (the "Master Funds") are presented elsewhere in this report.

      The Global Funds achieve their investment objectives by investing in other series within the Trust or a portfolio of DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Master Funds").

GLOBAL FUND (FEEDER FUND)         MASTER FUNDS
-------------------------------   ----------------------------------------------
The Global Value Series           The U.S. Large Cap Value Series (ITC)
                                  The DFA International Value Series (ITC)
The Global Large Company Series   The U.S. Large Company Series (ITC)
                                  Large Cap International Portfolio (IDG)
The Global Small Company Series   The U.S. Small Cap Series (ITC)
                                  The Japanese Small Company Series (ITC)
                                  The United Kingdom Small Company Series (ITC)
                                  The Pacific Rim Small Company Series (ITC)
                                  The Continental Small Company Series (ITC)

      At November 30, 2003, all of the Global Funds owned less than 7% of its Master Funds' net assets.

      The financial statements of the Master Funds are included in this report and should be read in conjunction with the financial statements of the Global Funds.

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: The shares of the Master Funds held by the Global Funds are valued at their respective daily net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Pacific Rim Small Company Series and The Continental Small Company Series are organized as partnerships (the "Partnerships"). The Global Funds reflect their proportionate interest in the net assets of those corresponding Master Funds.

      2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

      3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

      The Global Large Company Series and The Global Small Company Series each accrue their respective share of income and expenses daily on their investment in their corresponding Partnerships. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Partnerships are allocated pro-rata among its investors at the time of such determination.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds. The Global Funds are not subject to a management fee.

      Effective August 21, 2000, the Advisor has agreed to reimburse the Global Funds to the extent necessary to keep the annual combined expenses of the Feeder Funds and their respective Master Funds to not more than the following percentages of average daily net assets:

               The Global Large Company Series    0.25 of 1%
               The Global Small Company Series   0.375 of 1%

      Also, effective August 24, 2000, the Advisor has agreed to reimburse The Global Value Series to the extent necessary to keep the annual combined expenses of the Feeder Fund and its respective Master Funds to not more than 0.375 of 1% of average daily net assets. Until August 24, 2000, the Advisor had agreed to reimburse The Global Value Series to the extent necessary to keep the annual combined expenses of the Feeder Fund and its respective Master Funds to not more than 0.50 of 1% of average daily net assets. At any time that the direct and indirect expenses of the Global Funds are less than 0.25 of 1% for Global Large Company Series and 0.375 of 1% for Global Small Company Series and Global Value Series of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. For the Global Large Company Series, at November 30, 2003, approximately $108,000 of previously waived fees were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2006

      Certain officers of the Global Funds are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

      At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

               The Global Value Series           $  921
               The Global Large Company Series      425
               The Global Small Company Series    1,140

E.  FEDERAL INCOME TAXES:

      No provision for federal income taxes is required since it is the intention of the Global Funds to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                  GROSS UNREALIZED   GROSS UNREALIZED
                                    APPRECIATION       DEPRECIATION        NET
                                  ----------------   ----------------   --------
The Global Value Series           $         12,380                 --   $ 12,380
The Global Large Company Series              5,026     $         (563)     4,463
The Global Small Company Series             27,277                 --     27,277

      For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the following Global Funds had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                       EXPIRES ON NOVEMBER 30
                                  -------------------------------
                                  2008    2009     2010     2011     TOTAL
                                  ----   ------   ------   ------   -------
The Global Large Company Series   $  8   $  556   $  625   $  484   $ 1,673

      Certain of the Master Fund's held by The Global Small Company Series investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Global Small Company Series received unrealized appreciation/(depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $131,789 and $29,084 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F.  LINE OF CREDIT:

      The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Global Funds during the year ended November 30, 2003.

      The Global Funds, together with other Dimensional-advised portfolios, have also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Global Funds under the line of credit with the international custodian bank during the year ended November 30, 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE GLOBAL FUNDS, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Global Value Series, The Global Large Company Series and The Global Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Global Funds") at November 30, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Global Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        LARGE CAP INTERNATIONAL PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2003

                                                             SHARES              VALUE+
                                                     --------------   -----------------
UNITED KINGDOM -- (24.0%)
COMMON STOCKS -- (24.0%)
   3I Group P.L.C.                                           45,865   $         480,390
 * AWG P.L.C.                                                 7,986              73,001
   Aegis Group P.L.C.                                        66,140             113,752
   Aggreko P.L.C.                                            11,000              26,391
 * Alliance Unichem P.L.C.                                   24,000             207,416
   Amec P.L.C.                                               20,143              94,836
   Amvescap P.L.C.                                           54,800             388,305
 * Arm Holdings P.L.C.                                       70,000             144,469
   Associated British Ports Holdings P.L.C.                  22,200             163,415
   Aviva P.L.C.                                             167,475           1,333,602
   BAA P.L.C.                                                75,662             614,858
   BAE Systems P.L.C.                                       216,193             647,902
   BBA Group P.L.C.                                          32,900             134,811
   BG Group P.L.C.                                          256,980           1,209,897
   BOC Group P.L.C.                                          34,279             477,833
   BP Amoco P.L.C.                                        1,565,989          10,928,042
   BPB P.L.C.                                                34,000             201,302
   BT Group P.L.C.                                          632,919           1,891,333
 * BTG P.L.C.                                                 4,000              13,415
   Balfour Beatty P.L.C.                                     24,382              90,996
   Barclays P.L.C.                                          477,928           4,212,612
   Barratt Developments P.L.C.                               16,000             134,700
   Berkeley Group P.L.C.                                      9,120             125,795
   Boots Group P.L.C.                                        58,761             718,545
   Brambles Industries P.L.C.                                49,055             147,222
 * British Airways P.L.C.                                    73,000             286,255
   British American Tobacco P.L.C.                          150,799           1,891,990
   British Land Co. P.L.C.                                   35,452             337,942
 * British Sky Broadcasting Group P.L.C.                    141,100           1,635,619
   Bunzl P.L.C.                                              32,078             244,817
   Cable and Wireless P.L.C.                                165,774             377,770
   Cadbury Schweppes P.L.C.                                 147,035             936,923
 * Canary Wharf Group P.L.C.                                 40,100             166,555
   Capita Group P.L.C.                                       45,000             193,485
   Carlton Communications P.L.C.                             40,197             159,698
   Carnival P.L.C.                                           14,729             516,771
   Cattles P.L.C.                                            23,503             129,351
 * Celltech P.L.C.                                           16,000              96,725
   Centrica P.L.C.                                          304,552             991,271
   Close Brothers Group P.L.C.                                8,600             102,057
   Cobham P.L.C.                                              7,650             148,806
   Compass Group P.L.C.                                     158,612             953,407
 * Corus Group P.L.C.                                       176,384              99,349
   Davis Service Group P.L.C.                                11,000              67,728
   De la Rue P.L.C.                                          12,250              60,888
   Diageo P.L.C.                                            223,519           2,787,068
   Dixons Group P.L.C.                                      133,374             313,111
   EMI Group P.L.C.                                          52,888             154,405
   Electrocomponents P.L.C.                                  29,117             171,515
   Emap P.L.C.                                               17,000             246,913
   Enterprise Inns P.L.C.                                    12,000             193,072
   FKI P.L.C.                                                39,662              75,035
   Firstgroup P.L.C.                                         28,000             130,022
   Friends Provident P.L.C.                                 118,000             262,306
   GKN P.L.C.                                                51,160             235,589
   Glaxosmithkline P.L.C.                                   429,162   $       9,676,517
   Granada Compass P.L.C.                                   195,974             414,571
   Great Portland Estates P.L.C.                             13,760              57,270
   Great Universal Stores P.L.C.                             71,695             933,734
   HBOS P.L.C.                                              280,495           3,521,625
 # HSBC Holdings P.L.C.                                     775,337          11,747,935
   Hammerson P.L.C.                                          18,700             199,723
   Hanson P.L.C.                                             50,000             348,703
   Hays P.L.C.                                              120,259             262,674
   Hilton Group P.L.C.                                      115,400             419,770
   IMI P.L.C.                                                25,000             146,511
   Imperial Chemical Industries P.L.C.                       80,509             267,237
   Imperial Tobacco Group P.L.C.                             52,275             957,500
   Intercontinental Hotels Group P.L.C.                      52,091             481,320
 * International Power P.L.C.                                75,802             147,969
   Invensys P.L.C.                                          250,836              86,281
   Johnson Matthey P.L.C.                                    14,575             252,927
   Kelda Group P.L.C.                                        26,600             206,211
   Kesa Electricals P.L.C.                                   32,274             135,992
   Kidde P.L.C.                                              59,000             105,785
   Kingfisher P.L.C.                                        167,047             792,226
   Land Securities Group P.L.C.                              31,946             527,452
   Legal and General Group P.L.C.                           468,371             801,509
   Liberty International P.L.C.                              21,000             236,929
   Lloyds TSB Group P.L.C.                                  411,242           2,906,929
   Logicacmg P.L.C.                                          33,214             156,805
   MFI Furniture Group P.L.C.                                43,800             106,216
   Man Group P.L.C.                                          21,694             532,425
   Marks & Spencer Group P.L.C.                             172,434             796,274
   Misys P.L.C.                                              38,060             186,556
 * Mitchells & Butlers P.L.C.                                49,091             196,722
 * My Travel Group P.L.C.                                    22,000               4,351
 # National Grid Group P.L.C.                               225,790           1,526,133
   Next P.L.C.                                               20,660             396,187
   Novar P.L.C.                                              21,464              47,252
   Nycomed Amersham P.L.C.                                   47,379             613,587
   Ocean Group P.L.C.                                        20,863             273,238
   Pearson P.L.C.                                            55,818             622,077
   Peninsular & Oriental Steam Navigation P.L.C.             48,886             205,990
   Persimmon P.L.C.                                          19,000             152,277
   Pilkington P.L.C.                                         91,182             140,355
   Provident Financial P.L.C.                                17,113             179,683
   Prudential Corp. P.L.C.                                  145,039           1,113,161
   RMC Group P.L.C.                                          18,000             189,615
   Rank Group P.L.C.                                         40,651             202,752
   Reckitt Benckiser P.L.C.                                  51,053           1,114,238
   Reed International P.L.C.                                 89,700             738,964
   Rentokill Initial P.L.C.                                 125,200             469,414
   Reuters Holdings Group P.L.C.                            101,040             426,619
   Rexam P.L.C.                                              34,874             257,908
   Rio Tinto P.L.C.                                          77,775           1,857,964
   Rolls Royce Group P.L.C.                                 120,144             368,321
   Royal & Sun Alliance Insurance Group P.L.C.              198,242             288,955
   Royal Bank of Scotland Group P.L.C.                      215,755           6,022,468
   SSL International P.L.C.                                  12,000              65,785
   Sabmiller P.L.C.                                          72,000             718,836

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Safeway P.L.C.                                            62,948   $         303,676
   Sage Group P.L.C.                                         86,600             269,955
   Sainsbury (J.) P.L.C.                                    137,481             709,939
   Schroders P.L.C.                                          15,000             167,687
   Scottish & Newcastle P.L.C.                               62,580             395,000
   Scottish Hydro-Electric P.L.C.                            61,800             693,528
   Scottish Power P.L.C.                                    135,465             837,570
   Securicor P.L.C.                                          35,700              54,031
   Serco Group P.L.C.                                        24,933              75,579
   Severn Trent P.L.C.                                       23,300             289,527
   Shell Transport & Trading Co., P.L.C.                    705,511           4,465,260
   Signet Group P.L.C.                                      119,518             207,097
   Slough Estates P.L.C.                                     28,200             204,186
   Smith & Nephew P.L.C.                                     67,907             521,472
   Smiths Industries P.L.C.                                  39,199             448,998
 * Spirent P.L.C.                                            47,960              54,440
   Stagecoach Holdings P.L.C.                                93,831             130,715
 * TI Automotive P.L.C. Series A                             18,000                   0
   Tate & Lyle P.L.C.                                        32,700             179,967
   Taylor Woodrow P.L.C.                                     38,814             159,544
   Tesco P.L.C.                                             534,253           2,285,626
   Tomkins P.L.C.                                            53,707             249,858
   Unilever P.L.C.                                          212,459           1,845,277
   United Business Media P.L.C.                              22,000             189,658
   United Utilities P.L.C.                                   53,900             458,406
   Vodafone Group P.L.C.                                  4,196,424           9,635,089
   WPP Group P.L.C.                                          84,000             804,692
   Whitbread P.L.C.                                          19,911             247,073
   William Hill P.L.C.                                       30,000             201,741
   Wimpey (George) P.L.C.                                    26,386             154,747
   Wolseley P.L.C.                                           39,909             511,012
   Zeneca Group P.L.C.                                      124,200           5,637,105
                                                                      -----------------
TOTAL -- COMMON STOCKS
  (Cost $119,647,689)                                                       126,536,166
                                                                      -----------------

INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $26,644)                                                              27,421
                                                                      -----------------

TOTAL -- UNITED KINGDOM
  (Cost $119,674,333)                                                       126,563,587
                                                                      -----------------

JAPAN -- (20.4%)
COMMON STOCKS -- (20.4%)
   AEON Co., Ltd.                                            18,000             581,812
   Acom Co., Ltd.                                             7,500             302,684
   Aderans Co., Ltd.                                          1,900              32,077
   Advantest Corp.                                            5,570             398,220
   Aeon Credit Service, Ltd.                                  2,700             115,130
   Aiful Corp.                                                5,000             299,032
   Ajinomoto Co., Inc.                                       35,000             375,183
*# All Nippon Airways Co., Ltd.                              81,000             185,637
   Alps Electric Co., Ltd.                                    9,000             127,374
   Amada Co., Ltd.                                           22,000             108,072
   Amano Corp.                                                3,000              20,544
*# Anritsu Corp.                                              6,000              40,979
   Aoyama Trading Co., Ltd.                                   2,600              49,617
   Ariake Japan Co., Ltd.                                     1,100              34,350
   Asahi Breweries, Ltd.                                     27,000             223,850
   Asahi Glass Co., Ltd.                                     62,000             456,282
   Asahi Kasei Corp.                                         75,000             358,154
   Asatsu-Dk, Inc.                                            2,600   $          61,961
 * Ashikaga Financial Group, Inc.                            41,000              30,323
   Autobacs Seven Co., Ltd.                                   1,800              38,870
   Avex Inc.                                                  1,000              17,348
   Bandai Co., Ltd.                                           5,000             113,221
 # Bank of Yokohama, Ltd.                                    60,000             254,200
   Bellsystem24, Inc.                                           170              35,701
   Benesse Corp.                                              5,000             109,569
   Bridgestone Corp.                                         48,000             637,692
   CSK Corp.                                                  3,600             120,964
   Canon, Inc.                                               49,000           2,263,879
   Capcom Co., Ltd.                                           2,000              21,914
   Casio Computer Co., Ltd.                                  14,000             137,162
   Central Glass Co., Ltd.                                   10,000              60,080
   Central Japan Railway Co.                                    125             998,676
   Chiba Bank, Ltd.                                          44,000             178,780
   Chubu Electric Power Co., Ltd.                            41,200             825,731
   Chugai Pharmaceutical Co., Ltd.                           28,800             389,189
   Citizen Watch Co., Ltd.                                   15,000             121,759
   Coca-Cola West Japan Co., Ltd.                             3,600              63,999
 # Comsys Holdings Corp.                                      5,000              25,886
   Credit Saison Co., Ltd.                                    8,900             186,907
   Dai Nippon Ink & Chemicals, Inc.                          37,000              68,581
   Dai Nippon Printing Co., Ltd.                             42,000             579,072
*# Dai Nippon Screen Mfg. Co., Ltd.                           7,000              48,320
   Daicel Chemical Industries, Ltd.                          14,000              57,907
*# Daiei, Inc.                                               12,000              22,243
   Daifuku Co., Ltd.                                          3,000              12,053
   Dai-Ichi Pharmaceutical Co., Ltd.                         14,400             242,323
   Daikin Industries, Ltd.                                   13,000             268,262
   Daimaru, Inc.                                             12,000              63,440
   Daito Trust Construction Co., Ltd.                         6,800             191,855
   Daiwa House Industry Co., Ltd.                            30,000             284,880
   Daiwa Securities Co., Ltd.                                74,000             476,351
   Denki Kagaku Kogyo KK                                     22,000              64,682
   Denso Corp.                                               49,500             924,283
   Dentsu, Inc.                                                  69             292,960
   Dowa Mining Co., Ltd.                                     16,000              78,305
   East Japan Railway Co.                                       224           1,022,644
   Ebara Corp.                                               13,000              50,447
   Elsai Co., Ltd.                                           16,600             420,608
   Familymart Co., Ltd.                                       4,200              90,888
   Fanuc, Ltd.                                               13,400             787,948
   Fast Retailing Co., Ltd.                                   5,500             324,416
   Fuji Electric Co., Ltd.                                   31,000              66,801
   Fuji Photo Film Co., Ltd.                                 28,000             792,549
   Fuji Soft ABC, Inc.                                        1,000              27,758
   Fuji Television Network, Inc.                                 56             276,625
   Fujikura, Ltd.                                            17,000              95,152
   Fujisawa Pharmaceutical Co., Ltd.                         17,000             317,431
   Fujitsu Support & Service, Inc.                            2,000              34,332
 * Fujitsu, Ltd.                                            112,000             616,655
 # Fukuoka Bank, Ltd.                                        30,000             123,265
   Furukawa Electric Co., Ltd.                               30,000              99,982
   Gunma Bank, Ltd.                                          25,000             107,971
   Gunze, Ltd.                                                8,000              33,674
   Hankyu Department Stores, Inc.                             7,000              46,147
   Hino Motors, Ltd.                                         28,000             165,668
   Hirose Electric Co., Ltd.                                  2,100             245,626
   Hitachi Cable, Ltd.                                       18,000              63,440
   Hitachi Chemical Co., Ltd.                                10,500             159,149

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Hitachi Software Engineering Co., Ltd.                     3,000   $          80,807
 * Hitachi Zosen Corp.                                       20,000              31,045
   Hitachi, Ltd.                                            188,000           1,107,195
 * Hokugin Financial Group, Inc.                             51,000              77,767
   Honda Motor Co., Ltd.                                     54,500           2,229,365
   House Foods Corp.                                          4,000              42,695
   Hoya Corp.                                                 6,500             569,759
   Isetan Co., Ltd.                                          10,000             103,908
 * Ishihara Sangyo Kaisha, Ltd.                              12,000              21,804
   Ishikawajima-Harima Heavy Industries Co., Ltd.            58,000              69,905
   Ito En, Ltd.                                               2,200              83,966
   Itochu Corp.                                              82,000             246,329
   Itochu Techno-Science Corp.                                3,000              84,916
   Ito-Yokado Co., Ltd.                                      23,000             764,427
   JFE Holdings, Inc.                                        31,500             737,742
   JGC Corp.                                                 12,000              94,887
   Japan Airlines System Corp.                              104,000             266,837
   Joyo Bank, Ltd.                                           48,000             148,137
   Jsr Corp., Tokyo                                          13,000             281,912
   Kajima Corp.                                              49,000             156,145
   Kaken Pharmaceutical Co., Ltd.                             3,000              14,901
   Kamigumi Co., Ltd.                                        14,000              90,248
 * Kanebo, Ltd.                                              19,000              19,083
   Kaneka Corp.                                              17,000             118,125
   Kansai Electric Power Co., Inc.                           53,900             902,599
   Kao Corp.                                                 33,000             673,439
   Katokichi Co., Ltd.                                        2,000              31,702
 # Kawasaki Heavy Industries, Ltd.                           67,000              72,800
   Kawasaki Kisen Kaisha, Ltd.                               30,000             116,417
 # Keihin Electric Express Railway Co., Ltd.                 24,000             138,714
   Keio Electric Railway Co., Ltd.                           34,000             174,160
   Keyence Corp.                                              2,400             539,299
   Kikkoman Corp.                                             9,000              59,578
   Kinden Corp.                                              14,000              61,742
*# Kinki Nippon Railway Co., Ltd.                            86,280             241,855
   Kirin Brewery Co., Ltd.                                   52,000             415,449
   Kokuyo Co., Ltd.                                           6,000              64,701
   Komatsu, Ltd.                                             55,000             313,367
   Komori Corp.                                               2,000              24,288
   Konami Co., Ltd.                                           6,200             159,359
   Konica Corp.                                              27,000             319,503
 # Koyo Seiko Co.                                             9,000              83,409
   Kubota Corp.                                              74,000             270,270
   Kuraray Co., Ltd.                                         20,000             149,014
   Kurita Water Industries, Ltd.                              7,000              77,849
   Kyocera Corp.                                             10,700             651,653
   Kyowa Exeo Corp.                                           5,000              25,886
   Kyowa Hakko Kogyo Co., Ltd.                               23,000             130,205
   Kyushu Electric Power Co., Inc.                           26,500             436,021
   Lawson Inc.                                                5,400             195,252
*# Lopro Corp.                                                2,100               9,165
   Mabuchi Motor Co., Ltd.                                    2,600             187,546
   Makita Corp.                                               7,000              64,171
   Marubeni Corp.                                            72,000             118,335
   Marui Co., Ltd.                                           19,000             233,336
   Matsumotokiyoshi Co., Ltd.                                 1,200              52,045
   Matsushita Electric Industrial Co., Ltd.                 137,188           1,767,461
   Matsushita Electric Works, Ltd.                           41,000             295,371
   Meiji Dairies Corp.                                       10,000              38,623
   Meiji Seika Kaisha, Ltd. Tokyo                            17,000   $          63,486
   Meitec Corp.                                               1,800              63,276
   Millea Holdings, Inc.                                         65             700,329
   Minebea Co., Ltd.                                         18,000              91,709
   Mitsubishi Chemical Corp.                                113,000             257,944
   Mitsubishi Corp.                                          87,000             798,347
   Mitsubishi Electric Corp.                                120,000             473,338
   Mitsubishi Estate Co., Ltd.                               72,000             642,951
   Mitsubishi Gas Chemical Co., Inc.                         27,000              80,615
   Mitsubishi Heavy Industries, Ltd.                        178,000             474,580
   Mitsubishi Logistics Corp.                                 7,000              54,903
 * Mitsubishi Materials Corp.                                50,000              72,133
*# Mitsubishi Paper Mills, Ltd.                              13,000              17,568
   Mitsubishi Rayon Co., Ltd.                                30,000             106,282
   Mitsubishi Tokyo Financial Group, Inc.                       354           2,650,733
   Mitsui & Co., Ltd.                                        88,000             592,184
   Mitsui Chemicals, Inc.                                    44,000             234,624
   Mitsui Engineering and Shipbuilding Co., Ltd.             36,000              45,690
   Mitsui Fudosan Co., Ltd.                                  41,000             357,515
   Mitsui Marine & Fire Insurance Co., Ltd.                  82,790             617,599
   Mitsui Mining and Smelting Co., Ltd.                      26,000              96,147
   Mitsui O.S.K. Lines, Ltd.                                 63,000             255,981
   Mitsui Trust Holdings                                     42,000             204,401
 # Mitsukoshi, Ltd.                                          23,000              84,633
   Mitsumi Electric Co., Ltd.                                 3,700              35,608
 * Mizuho Holdings, Inc.                                        446           1,164,682
   Mori Seiki Co., Ltd.                                       4,000              24,763
   Murata Manufacturing Co., Ltd.                            12,700             724,754
   NEC Corp.                                                 92,000             666,983
   NGK Insulators, Ltd.                                      16,000             102,557
   NGK Spark Plug Co., Ltd.                                  11,000              90,696
   NSK, Ltd.                                                 28,000              97,663
   NTN Corp.                                                 22,000             100,237
   NTT Data Corp.                                               157             576,278
   NTT Docomo, Inc.                                           1,529           3,294,778
   Namco, Ltd.                                                2,200              55,643
   Net One Systems Co., Ltd.                                     13              91,518
 * Nichii Gakkan Co.                                          1,760              90,796
   Nichirei Corp.                                            13,000              39,290
   Nidec Corp.                                                3,600             355,004
   Nikko Cordial Corp.                                      103,000             520,079
 * Nikon Corp.                                               18,000             224,671
   Nintendo Co., Ltd., Kyoto                                  7,900             667,951
   Nippon Express Co., Ltd.                                  56,000             242,878
   Nippon Kayaku Co., Ltd.                                    9,000              43,225
   Nippon Meat Packers, Inc., Osaka                          10,000              96,603
   Nippon Mining Holdings, Inc.                              41,500             131,108
   Nippon Mitsubishi Oil Corp.                               81,000             400,119
   Nippon Sanso Corp.                                        14,000              55,351
   Nippon Sheet Glass Co., Ltd.                              20,000              51,863
   Nippon Shokubai Co., Ltd.                                  9,000              64,262
   Nippon Steel Corp.                                       381,000             730,552
   Nippon System Development Co., Ltd.                          900              15,605
   Nippon Telegraph & Telephone Corp.                           892           4,275,932
   Nippon Unipac Holding, Tokyo                                  57             274,279
   Nippon Yusen KK                                           63,000             246,777
   Nishimatsu Construction Co., Ltd.                         10,000              33,053
   Nissan Chemical Industries, Ltd.                           7,000              60,016
   Nissan Motor Co., Ltd.                                   253,100           2,893,364

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Nisshin Seifun Group, Inc.                                12,000   $          96,640
   Nisshinbo Industries, Inc.                                 9,000              44,458
   Nissin Food Products Co., Ltd.                             6,000             142,714
   Nitto Denko Corp.                                          9,200             464,536
 * Nomura Research Institute, Ltd.                            2,300             219,668
   Nomura Securities Co., Ltd.                              110,000           1,747,626
   Noritake Co., Ltd.                                         4,000              12,966
   Obayashi Corp.                                            38,000             145,380
   Obic Co., Ltd.                                               500             103,178
   Oji Paper Co., Ltd.                                       59,000             344,239
 * Oki Electric Industry Co., Ltd.                           30,000             113,404
   Okumura Corp.                                             11,000              43,088
   Olympus Optical Co., Ltd.                                 14,000             299,763
   Omron Corp.                                               12,000             230,643
   Onward Kashiyama Co., Ltd.                                 8,000              87,728
   Oracle Corp. Japan                                         7,100             351,370
*# Orient Corp.                                              31,000              60,290
   Oriental Land Co., Ltd.                                    5,200             282,980
   Orix Corp.                                                 4,260             312,343
   Osaka Gas Co., Ltd.                                      132,000             345,909
   Paris Miki, Inc.                                           1,900              30,464
   Pioneer Electronic Corp.                                   9,000             230,095
   Promise Co., Ltd.                                          6,500             276,571
   Q.P. Corp.                                                 6,000              47,608
 * Resona Holdings, Inc.                                    635,000             794,330
   Ricoh Co., Ltd., Tokyo                                    40,000             729,730
   Rohm Co., Ltd.                                             6,600             767,750
   SMC Corp.                                                  3,800             453,141
   Saizeriya Co., Ltd.                                        1,300              12,285
   Sanden Corp.                                               7,000              36,432
   Sankyo Co, Ltd.                                            4,900             155,698
   Sankyo Co., Ltd.                                          25,000             450,146
*# Sanrio Co., Ltd.                                           3,000              21,941
   Sanyo Electric Co., Ltd.                                 104,000             465,303
   Sapporo Breweries, Ltd.                                   11,000              26,516
   Secom Co., Ltd.                                           13,000             472,425
 * Sega Enterprises, Ltd.                                     9,200              84,927
   Seino Transportation Co., Ltd.                             7,000              49,662
 * Seiyu, Ltd.                                               28,000              89,481
   Sekisui Chemical Co., Ltd.                                27,000             120,060
   Sekisui House, Ltd.                                       39,000             367,851
   Seven-Eleven Japan Co., Ltd.                              46,000           1,331,447
   Seventy-seven (77) Bank, Ltd.                             16,000              84,733
   Sharp Corp. Osaka                                         62,000             927,849
   Shimachu Co., Ltd.                                         2,200              41,481
   Shimamura Co., Ltd.                                        1,700             105,707
   Shimano, Inc.                                              6,600             129,264
   Shimizu Corp.                                             38,000             130,807
   Shin-Etsu Chemical Co., Ltd.                              23,600             870,563
   Shionogi & Co., Ltd.                                      19,000             314,180
   Shiseido Co., Ltd.                                        21,000             235,656
   Shizuoka Bank, Ltd.                                       42,000             293,755
 * Showa Denko KK                                            59,000             123,366
   Showa Shell Sekiyu KK                                     18,000             138,386
   Skylark Co., Ltd.                                          5,000              74,416
 * Snow Brand Milk Products Co., Ltd.                        12,000              35,281
   Softbank Corp.                                            18,800             712,381
   Sony Corp.                                                51,800           1,797,298
   Stanley Electric Co., Ltd.                                 9,000             170,928
   Sumitomo Bakelite Co., Ltd.                                9,000              56,784
   Sumitomo Chemical Co., Ltd.                               92,000             328,451
   Sumitomo Corp.                                            59,000   $         366,326
   Sumitomo Electric Industries, Ltd.                        38,000             310,884
   Sumitomo Forestry Co., Ltd.                                6,000              46,567
 * Sumitomo Heavy Industries, Ltd.                           31,000              60,290
   Sumitomo Metal Industries, Ltd. Osaka                    269,000             230,880
   Sumitomo Metal Mining Co., Ltd.                           29,000             183,236
 # Sumitomo Mitsui Financial Group, Inc.                        250           1,223,192
   Sumitomo Osaka Cement Co., Ltd.                           14,000              24,927
   Sumitomo Realty & Development Co., Ltd.                   20,000             155,953
   Sumitomo Trust & Banking Co., Ltd.                        76,000             407,341
   Suruga Bank, Ltd.                                         12,000              68,700
   Suzuken Co., Ltd.                                          3,400              91,737
   TDK Corp.                                                  7,400             481,081
   THK Co., Ltd.                                              5,800             116,773
   TIS, Inc.                                                  2,000              63,002
   Taiheiyo Cement Corp.                                     45,000             102,310
   Taisei Corp.                                              46,000             149,105
   Taisho Pharmaceutical Co., Ltd.                           18,000             313,915
   Taiyo Yuden Co., Ltd.                                      5,000              58,574
 # Takara Shuzo Co., Ltd.                                    10,000              80,533
 # Takashimaya Co., Ltd.                                     16,000             110,153
   Takeda Chemical Industries, Ltd.                          49,000           1,879,109
   Takefuji Corp.                                             7,800             420,909
   Takuma Co., Ltd.                                           2,000              10,464
   Teijin, Ltd.                                              43,000             117,001
   Teikoku Oil Co., Ltd.                                     12,000              53,251
   Terumo Corp.                                              10,500             188,103
   Tobu Railway Co., Ltd.                                    43,000             146,448
   Toda Corp.                                                14,000              34,898
   Toho Co., Ltd.                                             9,800             112,747
   Tohuku Electric Power Co., Inc.                           26,600             423,094
   Tokyo Broadcasting System, Inc.                           10,000             155,132
   Tokyo Electric Power Co., Ltd.                            75,700           1,569,020
   Tokyo Electron, Ltd.                                      10,100             714,710
 # Tokyo Gas Co., Ltd.                                      157,000             537,573
   Tokyo Style Co., Ltd.                                      4,000              38,641
 # Tokyu Corp.                                               59,000             274,206
   TonenGeneral Sekiyu KK                                    24,000             195,471
   Toppan Printing Co., Ltd.                                 37,000             339,189
   Toray Industries, Inc.                                    72,000             280,058
   Toshiba Corp.                                            180,000             663,988
   Tosoh Corp.                                               30,000              79,985
   Tostem Inax Holding Corp.                                 17,240             302,708
   Toto, Ltd.                                                19,000             146,768
   Toyo Seikan Kaisha, Ltd.                                  11,300             129,385
   Toyo Suisan Kaisha, Ltd.                                   5,000              49,808
   Toyobo Co., Ltd.                                          37,000              72,297
   Toyoda Gosei Co., Ltd.                                     6,300             180,049
   Toyota Industries Corp.                                   15,300             287,085
   Toyota Motor Credit Corp.                                202,100           6,071,121
 * Trans Cosmos, Inc.                                         1,000              23,649
 * Trend Micro Inc.                                           6,500             164,399
 * UFJ Holdings, Inc.                                           282           1,205,040
   UNY Co., Ltd.                                              9,000              87,683
   USS Co., Ltd.                                              1,400              92,038
   Ube Industries, Ltd.                                      37,000              70,946
   Uni-Charm Corp.                                            3,500             167,138
   Union Tool Co.                                               800              25,566
   Ushio Inc.                                                 7,000             110,318
   Wacoal Corp.                                               7,000              55,478

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   World Co., Ltd.                                            2,000   $          58,802
   Yakult Honsha Co., Ltd.                                    8,000             109,569
   Yamada Denki Co., Ltd.                                     5,300             157,277
   Yamaha Corp.                                              11,000             196,558
   Yamaha Motor Co., Ltd.                                    15,000             152,301
   Yamanouchi Pharmaceutical Co., Ltd.                       20,200             580,990
   Yamato Transport Co., Ltd.                                24,000             282,688
   Yamazaki Baking Co., Ltd.                                  9,000              69,029
   Yasuda Fire & Marine Insurance Co., Ltd.                  52,000             386,012
   Yokogawa Electric Corp.                                   12,000             156,465
                                                                      -----------------
TOTAL COMMON STOCKS
  (Cost $127,463,511)                                                       107,464,611
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $103,841)                                                            105,137
                                                                      -----------------
TOTAL -- JAPAN
  (Cost $127,567,352)                                                       107,569,748
                                                                      -----------------
FRANCE -- (9.5%)
COMMON STOCKS -- (9.5%)
   AXA                                                       93,464           1,795,963
   Accor SA                                                  10,940             458,992
 # Air France                                                11,600             176,596
   Air Liquide SA                                             5,250             843,303
   Air Liquide SA                                            10,266           1,656,402
 * Alcatel SA                                                68,050             888,332
 * Alstom SA                                                 21,944              45,244
   Arcelor SA                                                27,100             439,528
 * Atos Origin                                                2,500             164,825
   Aventis                                                   42,365           2,445,248
   BNP Paribas SA                                            47,818           2,694,069
   Bouygues                                                  17,670             548,600
 * Business Objects SA                                        5,500             186,516
 * Cap Gemini SA                                              7,550             372,875
   Carrefour                                                 37,950           2,044,847
   Casino Guichard Perrachon                                  5,000             465,704
   Cie Generale D'Optique Essilor Intenational SA             5,570             277,692
   Compagnie de Saint-Gobain                                 18,336             820,287
   Compagnie Francaise d'Etudes et de
     Construction Technip SA                                  1,790             192,578
   Dassault Systemes SA                                       6,900             307,937
 * France Telecom SA                                        116,252           2,996,114
   Gecina SA                                                  1,400             192,995
   Generale des Establissements
     Michelin SA Series B                                     7,309             290,005
   Groupe Danone                                              7,242           1,128,551
 * Hermes International SA                                    1,900             351,202
   Imerys SA                                                  1,000             197,790
 * Klepierre SA                                               1,800             102,922
   L'Oreal                                                   35,800           2,656,398
   LVMH (Louis Vuitton Moet Hennessy)                        25,935           1,786,058
   LaFarge SA                                                 9,716             773,930
   LaFarge SA Prime Fidelity                                  8,604             689,995
   Lagardere S.C.A. SA                                        7,700             419,973
   Pechiney SA Series A                                       4,755             273,369
   Pernod-Ricard SA                                           3,950             419,754
   Peugeot SA                                                13,200             620,901
   Pinault Printemps Redoute SA                               6,200   $         607,945
 # Publicis Groupe                                           10,300             325,340
   Renault SA                                                15,100           1,003,686
   SEB SA Prime Fidelity                                        900             110,474
   SGE (Societe Generale d'Enterprise SA)                     4,340             347,264
   Sanofi Synthelabo                                         38,756           2,624,864
   Schneider SA                                              12,199             751,635
   Societe BIC SA                                             3,600             160,058
   Societe Generale, Paris                                   23,128           1,851,970
   Societe Television Francaise 1                            11,500             371,515
   Sodexho Alliance SA                                        8,766             248,830
   Ste des Autoroutes du Sud de la France                    12,000             388,387
   Stmicroelectronics NV                                     47,700           1,319,695
   Suez (ex Suez Lyonnaise des Eaux)                         53,220             921,854
   Thales SA                                                  9,624             300,065
   Thomson Multimedia                                        15,000             317,542
   Total SA                                                  35,006           5,656,552
   Unibail SA                                                 2,500             221,764
   Valeo SA                                                   5,000             194,493
 * Veolia Environnement SA                                   20,600             484,738
 * Vivendi Universal SA                                      56,736           1,302,407
 * Wanadoo SA                                                75,800             582,434
   Zodiac SA                                                  4,360             129,041
                                                                      -----------------
TOTAL COMMON STOCKS
  (Cost $47,754,672)                                                         49,948,048
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Alstom SA Rights 12/10/03                                 21,944              11,837
 * Alstom SA Warrants 01/09/04                               21,944               7,891
                                                                      -----------------
TOTAL RIGHTS/WARRANTS
  (Cost $68,940)                                                                 19,728
                                                                      -----------------
TOTAL -- FRANCE
  (Cost $47,823,612)                                                         49,967,776
                                                                      -----------------
SWITZERLAND -- (7.1%)
COMMON STOCKS -- (7.1%)
*# ABB, Ltd.                                                 76,410             374,744
   Adecco SA                                                 12,273             761,413
 * Ciba Spezialitaetenchemie
     Holding AG                                               4,525             316,959
   Cie Financiere Richemont AG
     Series A                                                46,023           1,139,254
 * Clariant AG                                               10,381             146,554
   Credit Swisse Group                                       78,497           2,604,989
 * Fischer (Georg) AG, Schaffhausen                             145              24,789
 * Forbo Holding AG, Eglisau                                    102              28,405
   Geberit AG                                                   274             119,543
   Givaudan SA                                                  573             261,962
   Holcim, Ltd.                                              13,278             578,791
 * Kudelski SA                                                3,084              98,886
   Kuoni Reisen Holding AG                                      180              58,481
 * Logitech International SA                                  3,319             143,777
   Lonza Group AG                                             2,970             142,444
   Nestle SA, Cham und Vevey                                 25,180           5,853,232
   Novartis AG                                              166,060           7,013,797
   Phonak Holding AG                                          4,487              98,229
 * Publicitas Holding SA, Lausanne                              104              28,158
   Roche Holding AG Bearer                                   10,560           1,402,995

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Roche Holding AG Genusschein                              45,153   $       4,069,191
 * Schindler Holding AG                                         210              47,922
 * Schindler Holding AG                                         340              86,794
   Serono SA                                                    769             529,434
   Societe Generale de Surveillance
     Holding SA                                                 530             311,181
   Sulzer AG, Winterthur                                        165              41,291
   Swatch Group AG                                            2,692             308,720
   Swiss Reinsurance Co., Zurich                             21,255           1,320,299
   Swisscom AG                                                4,369           1,313,012
   Syngenta AG                                                6,949             425,470
   Synthes-Stratec Inc.                                         723             657,161
   Tecan Group AG                                               627              24,469
   The Swatch Group AG                                       18,164             419,422
   UBS AG                                                    77,901           5,016,754
   Unaxis Holding AG                                            912             125,577
   Valora Holding AG                                            209              49,634
 * Zimmer Holdings, Inc.                                      3,010             197,916
 * Zurich Financial SVCS AG                                   9,504           1,224,098
                                                                      -----------------
TOTAL COMMON STOCKS
  (Cost $31,469,590)                                                         37,365,747
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * ABB, Ltd. Rights
     (Cost $168,543)                                         76,410              95,164
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $696)                                                                    704
                                                                      -----------------
TOTAL -- SWITZERLAND
  (Cost $31,638,829)                                                         37,461,615
                                                                      -----------------
GERMANY -- (6.1%)
COMMON STOCKS -- (6.1%)
   Adidas-Salomon AG                                          2,200             227,854
   Aixtron AG                                                 2,400              14,701
   Allianz AG                                                19,808           2,218,908
   Altana AG                                                  7,400             448,407
   BASF AG                                                   30,200           1,495,121
   Bayer AG                                                  38,700           1,044,253
 * Bayerische Vereinsbank AG                                 27,648             644,618
 # Beiersdorf AG                                              4,000             449,761
   Commerzbank AG                                            28,850             556,790
   Continental AG                                             6,400             222,867
 * D. Logistics AG                                            1,200               3,237
   DaimlerChrysler AG                                        53,252           2,023,553
   Deutsche Bank AG                                          30,788           2,142,413
   Deutsche Boerse AG                                         5,900             297,398
   Deutsche Lufthansa AG                                     20,200             309,458
   Deutsche Post AG                                          58,900           1,117,675
 * Deutsche Telekom AG                                      217,620           3,592,131
   Douglas Holding AG                                         1,500              40,996
   E.ON AG                                                   35,798           2,023,298
 * Epcos AG                                                   2,800              63,940
   Fresenius Medical Care AG                                  3,400             216,418
   Gehe AG                                                    4,100             185,287
 * Heidelberger Zement AG                                     4,694             191,480
 * Hypo Real Estate Holding AG                                6,387             137,430
 * Infineon Technologies AG                                  38,200             542,627
   Karstadt Quelle AG                                         5,350             142,373
   Linde AG                                                   5,800             280,537
   MAN AG                                                     7,450             201,829
   Merck KGAA                                                 1,900   $          74,522
   Metro AG                                                  16,040             690,269
   Munchener Rueckversicherungs-Gesellschaft AG              11,957           1,355,199
   Preussag AG                                                8,736             164,202
   Puma AG                                                      500              78,936
   Rwe AG (Neu)                                                 800              23,399
   Rwe AG (NEU) Series A                                     27,650             891,593
   SAP AG (Systeme Anwendungen
     Produkte in der Datenverarbeitung)                      16,700           2,567,398
 * SGL Carbon AG                                                700              10,363
   Schering AG                                               10,400             522,481
   Siemens AG                                                45,475           3,317,055
   Suedzucker AG                                              8,100             147,587
   ThyssenKrupp AG                                           27,200             504,078
   Volkswagen AG                                             16,970             845,225
 * WCM Beteiligungs AG                                       11,608              17,115
                                                                      -----------------
TOTAL -- GERMANY
  (Cost $37,343,995)                                                         32,044,782
                                                                      -----------------
NETHERLANDS -- (4.6%)
COMMON STOCKS -- (4.6%)
   ABN-AMRO Holding NV                                      106,058           2,334,186
   AKZO Nobel NV                                             18,300             634,847
   Aegon NV                                                  98,407           1,312,927
   Buhrmann NV                                                6,020              45,752
   DSM NV                                                     6,000             276,546
   Elsevier NV                                               47,200             572,588
 * Getronics NV                                              11,878              24,490
   Hagemeyer NV                                               4,866              13,416
   Heineken NV                                               25,462             949,232
   IHC Caland NV                                              1,624              75,922
   Ing Groep NV                                             133,923           2,868,792
   KLM (Koninklijke Luchtvaart Mij) NV                        2,377              37,583
 * Koninklijke Ahold NV                                      59,558             429,790
 * Koninklijke KPN NV                                       159,376           1,249,453
 * Koninklijke Numico NV                                      9,912             251,893
   Koninklijke Philips Electronics NV                        85,512           2,429,376
   Koninklijke Vendex KBB NV                                  5,978              77,536
 * Norit NV                                                  31,250             590,372
   Oce NV                                                     4,991              71,315
   Royal Dutch Petroleum Co.,
     Den Haag                                               135,400           6,083,278
   TNT Post Groep NV                                         30,670             661,768
   Unilever NV                                               37,142           2,228,378
   VNU NV                                                    16,240             505,955
   Vedior NV                                                  9,852             149,158
   Wolters Kluwer NV                                         17,458             264,731
                                                                      -----------------
TOTAL COMMON STOCKS
  (Cost $26,423,627)                                                         24,139,284
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Koninklijke Ahold NV Rights
     (Cost $242,263)                                         59,558              55,687
                                                                      -----------------
TOTAL -- NETHERLANDS
  (Cost $26,665,890)                                                         24,194,971
                                                                      -----------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.5%)
   AMP, Ltd.                                                 91,391             393,476
   Amcor, Ltd.                                               54,361             324,912

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Ansell, Ltd.                                              12,403   $          58,606
   Aristocrat Leisure, Ltd.                                  25,692              35,880
   Australia & New Zealand Banking
     Group, Ltd.                                            101,955           1,240,889
 * Australia & New Zealand Banking
     Group, Ltd. New                                         17,703             214,694
   Australian Gas Light Co.                                  28,700             222,626
   Australian Stock Exchange, Ltd.                            5,600              62,849
   BHP Billiton, Ltd.                                       251,046           2,047,272
   BHP Steel Ltd.                                            46,541             168,048
   Boral, Ltd.                                               35,635             128,927
   Brambles Industries, Ltd.                                 60,916             201,440
   CSL, Ltd.                                                 10,561             123,723
   CSR, Ltd.                                                 55,115              69,393
   Coca-Cola Amatil, Ltd.                                    34,816             153,424
   Cochlear, Ltd.                                             3,100              64,042
   Coles Myer, Ltd.                                          80,217             431,855
   Commonwealth Bank of Australia                            84,793           1,693,430
   Computershare, Ltd.                                       34,090              79,676
   Deutsche Office Trust                                     44,700              36,226
   Foster's Group, Ltd.                                     148,012             471,246
   Futuris Corp., Ltd.                                       41,185              41,722
   General Property Trust                                    75,385             158,736
   Harvey Norman Holdings, Ltd.                              61,980             128,267
   Iluka Resources, Ltd.                                     15,365              45,028
   Insurance Australiz Group, Ltd.                          110,967             335,636
   James Hardies Industries NL                               30,184             156,601
   John Fairfax Holdings, Ltd.                               53,773             135,407
   Leighton Holdings, Ltd.                                   15,898             133,674
   Lend Lease Corp., Ltd.                                    27,586             209,593
   Lion Nathan, Ltd.                                         33,100             138,917
   Macquarie Bank, Ltd.                                      14,314             351,951
   Macquarie Infrastructure Group                            68,847             162,904
   Mayne Group, Ltd.                                         48,877             125,554
   Mirvac, Ltd.                                              45,206             142,947
   National Australia Bank, Ltd.                            100,764           2,108,638
   Newcrest Mining, Ltd.                                     21,576             199,839
   News Corp., Ltd.                                          87,233             744,205
   News Corp., Ltd. Pref Ordinary                           179,084           1,262,159
   Onesteel, Ltd.                                            36,025              49,007
   Orica, Ltd.                                               17,211             160,406
   Origin Energy, Ltd.                                       39,246             132,620
   Paperlinx, Ltd.                                           29,331              96,357
 # Patrick Corp., Ltd.                                       11,186             117,285
   Publishing and Broadcasting, Ltd.                         44,156             372,871
   QBE Insurance Group, Ltd.                                 42,480             313,225
   Rinker Group, Ltd.                                        62,315             263,332
   Rio Tinto, Ltd.                                           24,954             631,443
   Santos, Ltd.                                              38,543             180,167
 * Scigen                                                    11,443                 654
   Sonic Healthcare, Ltd.                                    16,529              83,962
 * Sons of Gwalia, Ltd.                                       7,201              17,612
   Southcorp, Ltd.                                           49,137              98,133
   Stockland Trust Group                                     30,030             110,821
 * Stockland Trust Group Issue 03                             1,030               3,727
   Suncorp-Metway, Ltd.                                      35,901             323,425
   Tab, Ltd.                                                 27,500              82,183
 # Tabcorp Holdings, Ltd.                                    23,050             186,471
   Telstra Corp., Ltd.                                      430,100           1,534,315
   Toll Holdings, Ltd.                                       19,382             119,491
   Transurban Group                                          31,438              95,544
 * WMC Resources, Ltd.                                       74,453   $         263,445
   WMC, Ltd.                                                 75,646             322,951
   Wesfarmers, Ltd.                                          24,851             507,097
   Westfield Holdings, Ltd.                                  37,309             389,563
 * Westfield Trust                                            2,312               5,655
   Westpac Banking Corp.                                    119,761           1,325,883
   Woodside Petroleum, Ltd.                                  43,999             437,449
   Woolworths, Ltd.                                          68,685             563,603
                                                                      -----------------
TOTAL COMMON STOCKS
  (Cost $18,155,683)                                                         23,593,109
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $3,404)                                                                3,438
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * AMP, Ltd. Rights 12/09/03
     (Cost $0)                                               90,460                   0
                                                                      -----------------
TOTAL -- AUSTRALIA
  (Cost $18,159,087)                                                         23,596,547
                                                                      -----------------
ITALY -- (3.8%)
COMMON STOCKS -- (3.8%)
 * Acea SpA                                                   4,000              23,303
*# Alitalia Linee Aeree Italiane SpA Series A                50,000              16,063
   Alleanza Assicurazioni SpA                                37,112             386,148
   Assicurazioni Generali SpA, Trieste                       58,514           1,461,763
 * Autogrill SpA, Novara                                     10,000             132,579
   Banca Fideuram SpA                                        45,000             283,199
   Banca Monte Dei Paschi di Siena SpA                      112,000             367,865
 * Banca Nazionale del Lavoro SpA                           100,000             234,351
   Banca Popolare di Milano                                  14,520              86,331
   Banco Popolare di Verona e Novara SpA                     16,000             263,911
   Benetton Group SpA                                         6,950              89,476
 * Bipop-Carire SpA                                         161,000             126,604
   Bulgari SpA                                               13,000             120,148
 * Capitalia SpA                                            100,360             317,603
   Credito Italiano                                         288,000           1,446,525
 * E.Biscom SpA                                               1,000              65,930
   Eni SpA                                                  184,000           3,136,439
   Ente Nazionale per L'Energia Elettrica SpA               278,000           1,776,198
 * Fiat SpA                                                  34,866             272,920
   Finmeccanica SpA                                         385,000             295,366
   Gruppo Editoriale L'espresso SpA                          16,000              95,898
   Intesabci SpA                                            271,942           1,023,588
   Italcementi SpA                                            6,680              82,397
   Luxottica Group SpA                                       20,000             351,226
   Mediaset SpA                                              54,000             612,356
   Mediobanca SpA                                            34,000             357,028
   Mediolanum SpA                                            33,000             247,237
   Mondadori (Arnoldo) Editore SpA                           10,500              87,099
   Parmalat Finanziaria SpA                                  28,600              78,509
 * Pirelli & Co. SpA                                         93,332              88,720
   RAS SpA (Riunione Adriatica di Sicurta)                   29,303             471,745
   SAI SpA (Sta Assicuratrice Industriale), Torino            2,000              35,003

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * SNAM Rete Gas SpA                                         86,000   $         338,136
   SNIA SpA                                                  23,120              51,410
   San Paolo-IMI SpA                                         66,607             856,720
 * Seat Pagine Gialle SpA                                     8,018               7,766
 * Seat Pagine Gialle SpA, Torino                             3,041               1,444
   Telecom Italia Mobile SpA                                387,740           1,993,964
*# Telecom Italia SpA                                       701,433           2,030,592
 * Tiscali SpA                                               13,000             105,500
                                                                      -----------------
TOTAL COMMON STOCKS
  (Cost $19,376,525)                                                         19,819,060
                                                                      -----------------
PREFERRED STOCKS -- (0.0%)
 * Fiat SpA
     (Cost $43,046)                                           3,000              13,953
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                                1,677                 537
                                                                      -----------------
TOTAL -- ITALY
  (Cost $19,419,571)                                                         19,833,550
                                                                      -----------------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
   Acciona SA                                                 3,400             191,882
   Acerinox SA                                                3,500             161,864
 * Antena 3 Television                                          898              37,751
 # Autopistas Concesionaria
     Espanola SA                                             25,253             354,175
   Banco Bilbao Vizcaya SA                                  182,100           2,182,877
   Banco Popular Espanol SA, Madrid                          12,500             655,403
 # Banco Santander Central
     Hispanoamerica SA                                      271,784           2,824,635
 * Coporacion Financiera Reunida SA                           6,070              69,270
   Corporacion Mapfre Compania
     Internacional de Reaseguros SA                           9,700             125,113
   Endesa SA, Madrid                                         60,300             990,278
   Fomento de Construcciones y
     Contratas SA                                             7,080             242,642
   Gas Natural SA, Buenos Aires                              25,500             525,455
   Grupo Dragados SA, Madrid                                  8,700             181,150
   Grupo Ferrovial SA                                         7,500             226,559
   Iberdrola SA                                              51,300             884,907
   Iberia Lineas Aereas de Espana SA                         47,600             127,813
   Indra Sistemas SA                                          7,600              91,559
   Industria de Diseno Textil SA                             35,500             788,539
   Metrovacesa SA                                             3,442             104,842
   OCP Construcciones SA, Madrid                              3,400             146,765
   Promotora de Informaciones SA                             11,700             154,276
   Repsol SA                                                 69,500           1,213,846
   Sociedad General de Aguas de
     Barcelona SA                                             6,192              87,957
 * Sociedad General de Aguas de
     Barcelona SA Rights                                         61                 866
   Sol Melia SA                                               8,400              59,711
   Tabacalera SA                                             15,900             424,460
 * Tele Pizza SA                                              7,000              11,748
 * Telefonica de Espana SA                                  282,457           3,656,752
   Telefonica Publicidad e
     Informacion SA                                          19,300             102,490
   Union Fenosa SA                                           16,300   $         267,101
   Vallehermoso SA                                           12,700             179,032
*# Zeltia SA                                                 10,500              67,968
                                                                      -----------------
TOTAL COMMON STOCKS
  (Cost $14,527,275)                                                         17,139,686
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Sociedad General de Aguas de
     Barcelona SA Rights
     (Cost $0)                                                   92                  11
                                                                      -----------------
TOTAL -- SPAIN
  (Cost $14,527,275)                                                         17,139,697
                                                                      -----------------
SWEDEN -- (2.1%)
COMMON STOCKS -- (2.1%)
 * Alfa Laval AB                                              6,100              87,188
   Assa Abloy AB Series B                                    17,200             195,763
   Atlas Copco AB Series A                                    7,200             257,276
   Atlas Copco AB Series B                                    3,600             119,109
   Axfood AB                                                  2,700              60,031
   Billerud AB                                                3,200              47,432
   Castellum AB                                               2,200              46,585
   Drott Series AB                                            4,700              82,417
   Electrolux AB Series B                                    18,500             389,289
   Eniro AB                                                   8,200              73,252
   Gambro AB Series A                                        11,300              93,468
   Gambro AB Series B                                         2,700              22,333
   Getinge AB                                                 9,600              90,205
   Hennes & Mauritz AB Series B                              40,800             953,033
   Hoganas AB Series B                                        1,300              26,925
   Holmen AB Series B                                         4,300             149,098
 * Modern Times Group AB Series B                             1,800              36,090
 * Netcom AB Series B                                         6,700             341,824
   Nordic Baltic Holdings AB                                163,948           1,084,873
   OMHEX AB                                                   4,500              50,621
   SSAB Swedish Steel Series A                                3,500              57,669
   SSAB Swedish Steel Series B                                1,400              22,141
   Sandvik AB                                                14,200             451,967
   Securitas AB Series B                                     18,700             227,684
   Skandia Insurance AB                                      55,200             186,287
   Skandinaviska Enskilda Banken Series A                    37,900             494,058
   Skanska AB Series B                                       19,500             161,294
   Svenska Cellulosa AB Series B                             12,700             489,942
   Svenska Handelsbanken Series A                            38,400             708,938
   Svenska Kullagerfabriken AB Series A                       2,300              84,316
   Svenska Kullagerfabriken AB Series B                       4,600             168,328
   Swedish Match AB (Frueher Svenska Taendsticks AB)         18,400             165,588
 * Telefon AB L.M. Ericsson Series B                        908,800           1,467,341
   Telia AB                                                 257,100           1,143,258
   Trelleborg AB Series B                                     4,200              65,034
   Volvo AB Series A                                          7,400             204,193
   Volvo AB Series B                                         16,600             480,023
 * WM-Data AB Series B                                        8,500              17,211
                                                                      -----------------
TOTAL COMMON STOCKS
  (Cost $10,930,903)                                                         10,802,084
                                                                      -----------------

                                                             SHARES              VALUE+
                                                     --------------   -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $28,642)                                                   $          32,007
                                                                      -----------------
TOTAL -- SWEDEN
  (Cost $10,959,545)                                                         10,834,091
                                                                      -----------------
FINLAND -- (1.7%)
COMMON STOCKS -- (1.7%)
   Amer-Yhtymae Oyj Series A                                  1,500              62,753
 * Elisa Communications Corp.                                 8,363             114,785
   Fortum Oyj                                                51,253             513,009
   KCI Konecranes International Oyj                             700              22,522
   Kesko Oyj                                                  6,400             111,242
   Kone Corp.                                                 3,800             204,845
   Metso Oyj                                                  7,044              82,412
   Nokia Oyj                                                302,166           5,444,074
   Nokian Renkaat Oyj                                           500              39,138
   Orion-Yhtyma Oyj Series B                                  2,000              44,736
   Outokumpu Oyj Series A                                     9,300             124,302
   Pohjola Group P.L.C. Series D                              2,200              54,168
 * Rautaruukki Oyj Series K                                   8,700              64,138
   Sampo Insurance Co., Ltd.                                 33,600             332,689
   Stora Enso Oyj Series R                                   43,400             584,237
   Tietoenator Corp.                                          2,800              77,869
   Upm-Kymmene Oyj                                           45,800             847,131
   Uponor Oyj Series A                                        2,300              66,859
   Wartsila Corp. Oyj Series B                                2,900              53,883
                                                                      -----------------
TOTAL -- FINLAND
  (Cost $7,597,096)                                                           8,844,792
                                                                      -----------------
HONG KONG -- (1.6%)
COMMON STOCKS -- (1.6%)
   ASM Pacific Technology, Ltd.                              12,000              46,972
   Bank of East Asia, Ltd.                                   63,198             198,554
   CLP Holdings, Ltd.                                       110,400             535,915
   Cathay Pacific Airways, Ltd.                             146,000             281,987
   Cheung Kong Holdings, Ltd.                               105,600             832,828
   Cheung Kong Infrastructure Holdings, Ltd.                 99,000             223,716
   Esprit Holdings, Ltd.                                     54,541             174,165
   Giordano International, Ltd.                              40,000              17,769
   Hang Lung Properties, Ltd.                               113,500             140,298
   Hang Seng Bank, Ltd.                                      87,900           1,128,982
   Henderson Land Development Co., Ltd.                      83,000             332,372
   Hong Kong Electric Holdings, Ltd.                         93,707             375,247
   Hong Kong Exchanges & Clearing, Ltd.                      48,000              98,271
   Hopewell Holdings, Ltd.                                   38,000              55,290
   Hutchison Whampoa, Ltd.                                  195,500           1,428,558
   Hysan Development Co., Ltd.                               41,242              58,945
   I-Cable Communications, Ltd.                               9,854               2,347
   Johnson Electric Holdings, Ltd.                          168,000             224,972
   Li & Fung, Ltd.                                          126,000             215,778
   New World Development Co., Ltd.                           92,043              57,480
 * PCCW, Ltd.                                               235,265             157,524
   Shangri-La Asia, Ltd.                                     99,872              89,375
   Sino Land Co., Ltd.                                      178,200              92,928
   Smartone Telecommunications Holdings, Ltd.                23,000              22,359
   South China Morning Post (Holdings), Ltd.                 39,198   $          17,918
   Sung Hungkai Properties, Ltd.                            109,706             882,868
   Swire Pacific, Ltd. Series A                              42,500             251,728
   Techtronic Industries Co., Ltd.                           28,000              76,793
   Television Broadcasts, Ltd.                               20,000             100,434
   Texwinca Holdings, Ltd.                                   60,000              44,036
   Wharf Holdings, Ltd.                                     107,542             268,637
 * Yue Yuen Industrial (Holdings), Ltd.                      69,000             191,906
                                                                      -----------------
TOTAL -- HONG KONG
  (Cost $9,292,530)                                                           8,626,952
                                                                      -----------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
   AGFA-Gevaert NV, Mortsel                                   7,300             181,139
   Barco (New) NV                                               400              31,718
   Bekaert SA                                                   700              39,186
   Cie Martime Belge SA                                         300              17,765
   Cofinimmo SA                                                 200              25,845
   Colruyt SA Halle                                           1,700             159,664
   D'Ieteren SA                                                 290              61,739
   Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                     3,600             174,127
   Dexia SA                                                  31,800             506,607
   Electrabel SA                                              2,800             822,325
 * Exmar NV                                                     300              12,047
   Fortis AG                                                 51,779             956,480
   Groupe Bruxelles Lambert                                   2,500             124,637
   Interbrew SA                                              17,200             424,732
   KBC Bancassurance Holding SA                              15,700             686,929
 * Mobistar SA                                                2,500             130,661
   Omega Pharma SA                                              500              14,079
   Solvay SA                                                  4,400             340,989
   UCB SA                                                     7,600             243,428
 * Umicore-Strip VVPR                                            55                  36
   Union Miniere SA                                           1,155              77,118
                                                                      -----------------
TOTAL -- BELGIUM
  (Cost $5,285,799)                                                           5,031,251
                                                                      -----------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
   Allgreen Properties, Ltd.                                 41,000              24,734
   Capitaland, Ltd.                                         115,500             104,518
*# Chartered Semiconductor Manufacturing, Ltd.              112,000             104,599
   City Developments, Ltd.                                   32,000             111,374
   Comfortdelgro Corp., Ltd.                                 81,000              36,179
   Creative Technology Co., Ltd.                              3,000              31,672
   Cycle & Carriage, Ltd.                                     5,982              20,993
   DBS Group Holdings, Ltd.                                  67,000             544,109
   Fraser & Neave, Ltd.                                      11,100              74,046
   Haw Par Brothers International, Ltd.                       2,248               5,790
   Keppel Corp., Ltd.                                        32,000             103,021
   Keppel Land, Ltd.                                         22,000              20,419
 * Neptune Orient Lines, Ltd.                                47,000              57,798
   Overseas Chinese Banking Corp., Ltd.                      59,300             409,340
   Overseas Union Enterprise, Ltd.                            6,000              23,493
   Parkway Holdings, Ltd.                                    20,000              10,847
   Sembcorp Industries, Ltd.                                 78,000              57,915
   Sembcorp Logistics, Ltd.                                  39,000              43,210

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Sembcorp Marine, Ltd.                                     55,000   $          30,947
   Singapore Airlines, Ltd.                                  56,000             393,058
   Singapore Land, Ltd.                                      11,000              25,013
   Singapore Press Holdings                                  16,000             180,983
   Singapore Technologies Engineering, Ltd.                 132,000             150,842
   Singapore Telecommunications, Ltd.                       802,000             832,742
   Smrt Corporation, Ltd.                                    59,000              19,850
*# St Assembly test Services, Ltd.                           38,000              46,510
   United Overseas Bank, Ltd.                                70,000             523,806
   United Overseas Land, Ltd.                                22,000              23,864
   Venture Manufacturing (Singapore), Ltd.                   10,000             109,634
   Wing Tai Holdings, Ltd.                                   19,000               8,707
                                                                      -----------------
TOTAL COMMON STOCKS
  (Cost $5,264,075)                                                           4,130,013
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
*  Singapore Dollars
     (Cost $39,640)                                                              40,252
                                                                      -----------------
TOTAL -- SINGAPORE
  (Cost $5,303,715)                                                           4,170,265
                                                                      -----------------
DENMARK -- (0.7%)
COMMON STOCKS -- (0.7%)
   Bang & Olufsen Holding A.S Series B                          290              10,980
   Carlsberg A.S. Series B                                    1,820              75,948
   Coloplast A.S. Series B                                      970              82,206
   DSV, De Sammensluttede Vognmaend A.S.                        880              34,454
   Dampskibsselskabet Svendborg A.S.                            147           1,053,957
   Danisco A.S.                                               2,450             100,659
   Danske Bank A.S.                                          33,656             713,073
   East Asiatic Co., Ltd.                                       900              34,367
 * FLS Industries                                               890               9,536
 * GN Great Nordic A.S.                                       9,620              61,068
   Group 4 Falck A.S.                                         3,480              68,685
   H. Lundbeck A.S.                                          11,002             172,831
   ISS A.S.                                                   1,763              81,807
   Koebenhavns Lufthavne                                        280              30,902
   NKT Holding A.S.                                           1,100              20,293
 * Neg Micon A.S.                                             2,460              26,555
   Novo-Nordisk A.S. Series B                                14,150             542,599
   Novozymes A.S. Series B                                    2,830              98,944
 * TK Development                                               614               1,682
   Tele Danmark A.S.                                         10,210             342,164
 * Topdanmark A.S.                                            1,300              65,769
   Vestas Wind Systems A.S.                                   4,400              66,284
 * William Demant Holding                                     3,260             101,373
                                                                      -----------------
TOTAL COMMON STOCKS
  (Cost $3,348,554)                                                           3,796,136
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $5,953)                                                                6,312
                                                                      -----------------
TOTAL -- DENMARK
  (Cost $3,354,507)                                                           3,802,448
                                                                      -----------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
   Allied Irish Banks P.L.C.                                 62,710   $         928,374
   Bank of Ireland P.L.C.                                    68,607             847,081
   CRH P.L.C.                                                35,877             667,463
   DCC P.L.C.                                                 4,814              63,189
 * Elan Corp. P.L.C.                                         22,161             119,542
   Fyffes P.L.C.                                             17,987              33,205
 * Grafton Group P.L.C.                                      10,992              70,494
   Greencore Group P.L.C.                                    13,193              48,235
   Independent News & Media P.L.C.                           40,374              97,763
   Irish Permanent P.L.C.                                    18,325             258,108
   Kerry Group P.L.C.                                        11,740             208,984
 * Ryanair Holdings P.L.C.                                   32,702             250,884
   Waterford Wedgwood P.L.C.                                 45,211              15,175
                                                                      -----------------
TOTAL -- IRELAND
  (Cost $3,466,285)                                                           3,608,497
                                                                      -----------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Aker Kvaerner ASA                                            755              12,503
   Den Norske Bank ASA Series A                              36,500             220,387
 * Merkantildata ASA                                          6,800               4,883
 * Nera ASA                                                   6,300              13,388
   Norsk Hydro ASA                                           15,700             898,498
   Norske Skogindustrier ASA Series A                         5,000              95,993
 * Opticom ASA                                                  600               7,518
   Orkla ASA Series A                                        11,471             254,689
   Schibsted ASA                                              2,700              45,901
   Smedvig ASA Series A                                       3,800              25,617
 * Statoil Den Norske Stats Oljeselskap  ASA                 24,085             240,023
 * Storebrand ASA                                            14,500              88,614
 * Tandberg ASA Series A                                      5,600              40,625
   Telenor ASA                                               42,921             258,528
   Tomra Systems ASA                                          9,596              52,238
                                                                      -----------------
TOTAL -- NORWAY
  (Cost $1,958,395)                                                           2,259,405
                                                                      -----------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
   BPI SGPS SA                                               44,098             139,554
   Banco Comercial Portugues SA                             162,985             334,090
   Banco Espirito Santo e Comercial de Lisboa                16,320             241,605
   Brisa Auto Estradas de Portugal SA                        13,500              85,769
   Cimpor Cimentos de Portugal SA                            30,900             148,162
   Electricidade de Portugal SA                             117,800             293,716
 * Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                          5,600              59,073
 * PT Multimedia Servicos de
     Telecomunicacoes e Multimedia
     SGPS SA                                                  4,000              72,931
   Portugal Telecom SA                                       62,730             590,289
 * Sonae SGPS SA                                            108,923              91,398
                                                                      -----------------
TOTAL -- PORTUGAL
  (Cost $2,385,068)                                                           2,056,587
                                                                      -----------------

                                                             SHARES              VALUE+
                                                     --------------   -----------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
   Alpha Credit Bank                                          7,170   $         188,915
   Athens Water Supply & Sewage Co.S.A.                       4,100              31,160
   Attica Enterprises S.A. Holdings                           3,130              12,982
   Bank of Piraeus S.A.                                       6,510              66,487
   Commercial Bank of Greece                                  2,500              52,684
   EFG Eurobank Ergasias S.A.                                11,390             191,695
   Hellenic Bottling Co. S.A.                                 9,200             201,376
   Hellenic Duty Free Shops S.A.                              2,000              35,338
   Hellenic Petroleum S.A.                                   10,100              82,328
   Hellenic Technodomiki S.A.                                 3,900              23,001
   Hellenic Tellecommunication
     Organization Co. S.A.                                   20,900             250,533
   Intracom S.A.                                              3,310              21,347
   Mailis (M.J.) S.A.                                         2,800              10,271
   National Bank of Greece                                   10,010             225,826
   Panafon Hellenic Telecommunications
     Co. S.A.                                                15,380             113,568
   Public Power Corp. of Greece                               9,600             217,727
   Titan Cement Co.                                           1,140              43,265
   Viohalco                                                   2,800              14,701
                                                                      -----------------
TOTAL -- GREECE
  (Cost $1,631,190)                                                           1,783,204
                                                                      -----------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                      18,875              80,085
   Carter Holt Harvey, Ltd.                                  91,400             103,375
   Contact Energy, Ltd.                                      18,722              65,080
   Fisher & Paykel Apppliances Holdings, Ltd.                14,080              34,009
   Fisher & Paykel Healthcare Corp.                           6,279              48,749
   Fletcher Building, Ltd.                                   27,182              69,997
   Independent Newspapers, Ltd. (Auckland)                   25,700              82,603
   Sky City Entertainment Group, Ltd.                        19,414              56,569
 * Sky Network Television, Ltd.                              17,139              56,949
   Telecom Corporation of New Zealand, Ltd.                 118,062             392,293
 * Tower, Ltd.                                               25,408              20,457
   Warehouse Group, Ltd.                                     14,200              48,091
                                                                      -----------------
TOTAL COMMON STOCKS
  (Cost $735,788)                                                             1,058,257
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $30,053)                                                              38,790
                                                                      -----------------
TOTAL -- NEW ZEALAND
  (Cost $765,841)                                                             1,097,047
                                                                      -----------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   BWT AG                                                       880              13,914
   Bohler Uddeholm AG                                           480              31,031
   Erste Bank der Oesterreichischen
     Sparkassen AG                                            1,259             143,826
   Flughafen Wien AG                                            579   $          24,639
 * Immofinanz Immobilien Anlagen AG                           3,422              25,761
   Mayr-Melnhof Karton AG                                       472              50,588
   Oesterreichische
     Elektrizitaetswirtschafts AG                               810              82,678
   Omv AG                                                     1,557             220,629
 * RHI AG, Wien                                                 778              12,282
 * Telekom Austria AG                                         8,470              98,283
 * VA Technologie AG                                            805              22,378
   Voestalpine AG                                               825              32,586
   Wienerberger AG                                            4,007             101,493
                                                                      -----------------
TOTAL -- AUSTRIA
  (Cost $698,180)                                                               860,088
                                                                      -----------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
     (Cost $177,078)                                                            179,750
                                                                      -----------------
CANADA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Canadian Dollars
     (Cost $4,972)                                                                5,825
                                                                      -----------------

                                                          FACE
                                                         AMOUNT
                                                     --------------
                                                          (000)
TEMPORARY CASH
  INVESTMENTS -- (6.7%)

   Repurchase Agreement, PNC Capital Markets, Inc.
    0.82%, 12/01/03 (Collateralized by $11,326,000
    FHLB Notes 1.875%, 02/15/05, valued at
    $11,410,945) to be repurchased at $11,242,768
    (Cost $11,242,000)                               $       11,242          11,242,000
   Repurchase agreements in a Pooled Cash Account,
    Mizuho Securities USA, 1.05%, 12/01/03
    (Collateralized by $36,304,000 U.S. Treasury
    Obligations, rates ranging from 2.625% to
    8.875%, maturities ranging from 11/15/06 to
    05/15/29, valued at $24,311,361) to be
    repurchased at $24,311,488 (Cost $24,311,361)^           24,311          24,311,361
                                                                      -----------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $35,553,361)                                                         35,553,361
                                                                      -----------------
TOTAL INVESTMENTS-- (100.0%)
  (Cost $531,253,506)++                                               $     527,085,836
                                                                      =================

------
  +  See Note B to Financial Statements.
  ^  Security purchased with cash proceeds from securities on loan
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $533,387,789.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                        LARGE CAP INTERNATIONAL PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2003
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (including $22,960 of securities on loan) $    527,086
Cash                                                                     16
Receivables:
   Dividends, Interest and Tax Reclaims                               1,187
   Fund Shares Sold                                                     589
   Securities Lending Income                                              8
Prepaid Expenses and Other Assets                                        11
                                                               ------------
    Total Assets                                                    528,897
                                                               ------------

LIABILITIES:
Payables:
   Collateral on Securities Loaned                                   24,311
   Investment Securities Purchased                                      140
   Fund Shares Redeemed                                                 132
   Due to Advisor                                                       102
Accrued Expenses and Other Liabilities                                   89
                                                               ------------
    Total Liabilities                                                24,774
                                                               ------------
NET ASSETS                                                     $    504,123
                                                               ============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 150,000,000)                                      34,404,746
                                                               ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE       $      14.65
                                                               ============
Investments at Cost                                            $    531,254
                                                               ============

NET ASSETS CONSIST OF:

Paid-In Capital                                                $    522,361
Accumulated Net Investment Income (Loss)                              7,754
Accumulated Net Realized Gain/(Loss)                                (21,958)
Accumulated Net Realized Foreign Exchange Gain (Loss)                    99
Unrealized Appreciation (Depreciation) of Investment Securities      (4,168)
Unrealized Net Foreign Exchange Gain (Loss)                              35
                                                               ------------
    Total Net Assets                                           $    504,123
                                                               ============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        LARGE CAP INTERNATIONAL PORTFOLIO
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2003
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $754)                     $      9,336
   Interest                                                                       121
   Income from Securities Lending                                                 252
                                                                         ------------
        Total Investment Income                                                 9,709
                                                                         ------------
EXPENSES
   Investment Advisory Services                                                   958
   Accounting & Transfer Agent Fees                                               441
   Custodian Fees                                                                 162
   Legal Fees                                                                       5
   Audit Fees                                                                      23
   Filing Fees                                                                     32
   Shareholders' Reports                                                           20
   Directors' Fees and Expenses                                                     6
   Other                                                                            4
                                                                         ------------
        Total Expenses                                                          1,651
                                                                         ------------
   NET INVESTMENT INCOME (LOSS)                                                 8,058
                                                                         ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Foreign Currency Transactions                       99
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                                81,602
   Translation of Foreign Currency Denominated Amounts                             21
                                                                         ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY               81,722
                                                                         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $     89,780
                                                                         ============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        LARGE CAP INTERNATIONAL PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                      YEAR        YEAR
                                                                                     ENDED       ENDED
                                                                                    NOV. 30,     NOV. 30,
                                                                                      2003        2002
                                                                                   ---------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                    $   8,058    $   5,747
   Net Realized Gain (Loss) on Investment Securities Sold                                 --      (19,061)
   Net Realized Gain (Loss) on Foreign Currency Transactions                              99           (2)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities
      and Foreign Currency                                                            81,602      (27,967)
   Translation of Foreign Currency Denominated Amounts                                    21           24
                                                                                   ---------    ---------
        Net Increase (Decrease) in Net Assets Resulting from Operations               89,780      (41,259)
                                                                                   ---------    ---------
Distributions From:
   Net Investment Income                                                              (5,772)      (5,281)
                                                                                   ---------    ---------
        Total Distributions                                                           (5,772)      (5,281)
                                                                                   ---------    ---------
Capital Share Transactions (1):
   Shares Issued                                                                     179,697      169,995
   Shares Issued in Lieu of Cash Distributions                                         5,551        5,227
   Shares Redeemed                                                                  (102,500)    (136,186)
                                                                                   ---------    ---------
        Net Increase (Decrease) from Capital Share Transactions                       82,748       39,036
                                                                                   ---------    ---------
        Total Increase (Decrease)                                                    166,756       (7,504)
NET ASSETS

   Beginning of Period                                                               337,367      344,871
                                                                                   ---------    ---------
   End of Period                                                                   $ 504,123    $ 337,367
                                                                                   =========    =========
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                   14,472       13,227
      Shares Issued in Lieu of Cash Distributions                                        483          386
      Shares Redeemed                                                                 (8,433)     (10,549)
                                                                                   ---------    ---------
                                                                                       6,522        3,064
                                                                                   =========    =========

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                        LARGE CAP INTERNATIONAL PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR            YEAR            YEAR            YEAR            YEAR
                                                   ENDED           ENDED           ENDED           ENDED           ENDED
                                                 NOV. 30,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                   2003            2002            2001            2000             1999
                                                -----------     -----------     -----------     -----------     -----------
Net Asset Value, Beginning of Period            $     12.10     $     13.90     $     17.30     $     19.41     $     16.28
                                                -----------     -----------     -----------     -----------     -----------

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                        0.25            0.22            0.25            0.23            0.20
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                  2.51           (1.79)          (3.38)          (1.96)           3.19
                                                -----------     -----------     -----------     -----------     -----------
Total from Investment Operations                       2.76           (1.57)          (3.13)          (1.73)           3.39
                                                -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS
   Net Investment Income                              (0.21)          (0.23)          (0.22)          (0.21)          (0.26)
   Net Realized Gains                                    --              --           (0.05)          (0.17)             --
                                                -----------     -----------     -----------     -----------     -----------
Total Distributions                                   (0.21)          (0.23)          (0.27)          (0.38)          (0.26)
                                                -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period                  $     14.65     $     12.10     $     13.90     $     17.30     $     19.41
                                                ===========     ===========     ===========     ===========     ===========
Total Return                                          23.32%         (11.50)%        (18.42)%         (9.19)%         21.12%

Net Assets, End of Period (thousands)           $   504,123     $   337,367     $   344,871     $   358,638     $   268,340
Ratio of Expenses to Average Net Assets                0.43%           0.44%           0.45%           0.47%           0.53%
Ratio of Net Investment Income to Average Net
   Assets                                              2.10%           1.74%           1.65%           1.21%           1.38%
Portfolio Turnover Rate                                   1%              9%              4%              1%              2%

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

      DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered without a sales charge generally to institutional investors and clients of registered investment advisors. The Fund consists of forty portfolios, of which the Large Cap International Portfolio (the "Portfolio") is presented in this report.

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. Security Valuation: Securities held by the Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

      The Portfolio values its investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments.

      2. Foreign Currency: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

      The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

      3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio.

Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $5,650.

      4. Other: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

      The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are known. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. The Advisor provides administrative services including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services.

      For the year ended November 30, 2003, the Portfolio's advisory fees were accrued daily and paid monthly to the Advisor at an effective annual rate of
0.25 of 1%.

      Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D.  PURCHASES AND SALES OF SECURITIES:

      For the year ended November 30, 2003, the Portfolio made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

               Purchases                           $ 89,343
               Sales                                  3,082

E.  FEDERAL INCOME TAXES:

      No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statements of Assets and Liabilities.

      At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

         Gross Unrealized Appreciation                        $  69,658
         Gross Unrealized Depreciation                          (75,960)
                                                              ---------
         Net                                                  $   6,302
                                                              =========

      For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Portfolio had a capital loss carryforward for federal income tax purposes in the amount of approximately $21,144,000, with $2,431,000, $18,180,000 and $533,000 expiring on November 30, 2009, 2010 and 2011, respectively.

F.  FINANCIAL INSTRUMENTS:

      In accordance with the Portfolio's Investment Objectives and Policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

      1. Repurchase Agreements: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

      The open repurchase agreement was entered into on November 28, 2003.

      2. Foreign Markets Risks. Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

G.  LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit during the year ended November 30, 2003.

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Portfolio during the year ended November 30, 2003.

H.  SECURITIES LENDING:

      As of November 30, 2003, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

      Each portfolio, along with other portfolios of the Fund, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF LARGE CAP INTERNATIONAL PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Cap International Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP


Fort Lauderdale, Florida
January 15, 2004

                          THE U.S. LARGE COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2003

                                                             SHARES              VALUE+
                                                     --------------   -----------------
COMMON STOCKS -- (83.7%)
   3M Co.                                                   234,000   $      18,495,360
   Abbott Laboratories                                      467,100          20,645,820
   Ace, Ltd.                                                 83,200           3,032,640
*# ADC Telecommunications, Inc.                             240,300             591,138
 # Adobe Systems, Inc.                                       69,700           2,880,004
*# Advanced Micro Devices, Inc.                             103,700           1,864,526
 * AES Corp.                                                185,200           1,642,724
   Aetna, Inc.                                               45,900           2,955,042
   AFLAC, Inc.                                              153,700           5,528,589
 * Agilent Technologies, Inc.                               140,900           3,984,652
   Air Products & Chemicals, Inc.                            67,900           3,255,126
   Alberto-Culver Co. Class B                                17,600           1,074,832
 # Albertson's, Inc.                                        109,700           2,334,416
   Alcoa, Inc.                                              253,000           8,300,930
 * Allegheny Energy, Inc.                                    37,600             404,200
   Allegheny Technologies, Inc.                              24,200             198,440
   Allergan, Inc.                                            39,000           2,914,470
 * Allied Waste Industries, Inc.                             62,600             779,370
 # Allstate Corp.                                           210,400           8,495,952
 # Alltel Corp.                                              93,200           4,232,212
 * Altera Corp.                                             114,300           2,895,219
 # Altria Group, Inc.                                       606,700          31,548,400
   Ambac Financial Group, Inc.                               32,000           2,200,000
 # Amerada Hess Corp.                                        27,000           1,278,990
 # Ameren Corp.                                              48,400           2,135,892
 # American Electric Power Co., Inc.                        118,000           3,267,420
 # American Express Co.                                     384,800          17,589,208
*# American Greetings Corp. Class A                          19,800             418,176
   American International Group, Inc.                       780,000          45,201,000
   American Power Conversion Corp.                           59,000           1,289,740
 * American Standard Companies, Inc.                         21,600           2,153,520
 # AmerisourceBergen Corp.                                   33,500           2,120,215
 * Amgen, Inc.                                              385,900          22,193,109
   AmSouth Bancorporation                                   104,800           2,514,152
   Anadarko Petroleum Corp.                                  74,500           3,347,285
   Analog Devices, Inc.                                     109,200           5,432,700
*# Andrew Corp.                                              45,800             539,066
   Anheuser-Busch Companies, Inc.                           247,200          12,809,904
 * Anthem, Inc.                                              41,300           2,978,556
 # AON Corp.                                                 93,500           2,051,390
   Apache Corp.                                              48,400           3,475,120
   Apartment Investment & Management Co. Class A             28,100             956,805
 * Apollo Group, Inc.(Class A)                               52,500           3,624,075
 * Apple Computer, Inc.                                     108,400           2,267,728
   Applera Corporation - Applied Biosystems Group            62,500           1,341,875
 * Applied Materials, Inc.                                  495,500          12,040,650
 * Applied Micro Circuits Corp.                              91,100             588,506
   Archer-Daniels Midland Co.                               192,800           2,755,112
   Ashland, Inc.                                             20,400             810,696
 # AT&T Corp.                                               235,500           4,669,965
 * AT&T Wireless Services, Inc.                             811,100           6,083,250
   Autodesk, Inc.                                            33,400             775,548
   Automatic Data Processing, Inc.                          178,800           6,835,524
 * AutoNation, Inc.                                          82,300           1,446,834
 * Autozone, Inc.                                            26,700           2,554,122
 * Avaya, Inc.                                              124,600   $       1,694,560
 # Avery Dennison Corp.                                      33,100           1,823,148
   Avon Products, Inc.                                       70,600           4,836,100
   B B & T Corp.                                            161,400           6,352,704
 # Baker Hughes, Inc.                                       100,100           2,888,886
   Ball Corp.                                                16,800             939,960
 # Bank of America Corp.                                    446,900          33,709,667
   Bank of New York Co., Inc.                               230,300           7,065,604
   Bank One Corp.                                           337,900          14,651,344
   Bard (C.R.), Inc.                                         15,500           1,171,800
   Bausch & Lomb, Inc.                                       15,900             798,657
   Baxter International, Inc.                               182,000           5,063,240
   Bear Stearns Companies, Inc.                              29,800           2,159,308
   Becton Dickinson & Co.                                    76,000           3,042,280
 * Bed, Bath and Beyond, Inc.                                88,400           3,734,016
   Bellsouth Corp.                                          552,300          14,376,369
   Bemis Co., Inc.                                           15,900             723,450
   Best Buy Co., Inc.                                        96,400           5,976,800
 * Big Lots, Inc.                                            34,900             511,634
 * Biogen Idec, Inc.                                         51,405           1,962,643
   Biomet, Inc.                                              76,700           2,743,559
 * BJ Services, Co.                                          47,400           1,511,586
 # Black & Decker Corp.                                      23,200           1,076,248
 # Block (H. & R.), Inc.                                     53,700           2,915,373
 * BMC Software, Inc.                                        68,000           1,130,840
   Boeing Co.                                               251,400           9,651,246
   Boise Cascade Corp.                                       17,500             516,425
 * Boston Scientific Corp.                                  246,000           8,828,940
 # Bristol Myers Squibb Co.                                 579,500          15,269,825
 * Broadcom Corp.                                            88,700           3,231,341
 # Brown-Forman Corp. Class B                                18,000           1,651,320
   Brunswick Corp.                                           27,100             814,355
   Burlington Northern Santa Fe Corp.                       111,300           3,313,401
 # Burlington Resources, Inc.                                60,000           3,012,000
 * Calpine Corp.                                            114,500             488,915
 # Campbell Soup Co.                                        122,700           3,142,347
 # Capital One Financial Corp.                               67,900           4,054,988
 # Cardinal Health, Inc.                                    133,400           8,156,076
 # Carnival Corp.                                           188,300           6,626,277
 # Caterpillar, Inc.                                        103,200           7,848,360
 * Cendant Corp.                                            303,100           6,716,696
   CenterPoint Energy, Inc.                                  91,400             886,580
 # Centex Corp.                                              18,500           2,023,900
   CenturyTel, Inc.                                          43,100           1,409,370
   Charter One Financial, Inc.                               67,500           2,242,350
   ChevronTexaco Corp.                                      319,500          23,994,450
 * Chiron Corp.                                              55,700           2,986,634
 # Chubb Corp.                                               56,000           3,665,200
 * CIENA Corp.                                              140,800             996,864
   CIGNA Corp.                                               42,000           2,253,300
 # Cincinnati Financial Corp.                                48,000           1,945,440
 # Cinergy Corp.                                             53,100           1,940,805
   Cintas Corp.                                              50,900           2,379,066
   Circuit City Stores, Inc.                                 62,400             812,448
*# Cisco Sytems, Inc.                                     2,098,300          47,547,478
   Citigroup, Inc.                                        1,540,000          72,441,600
*# Citizens Communications Co.                               84,900             922,014
*# Citrix Systems, Inc.                                      49,200           1,181,784

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Clear Channel Communications, Inc.                       183,900   $       7,688,859
 # Clorox Co.                                                64,800           3,040,416
*# CMS Energy Corp.                                          43,100             340,059
   Coca-Cola Co.                                            734,800          34,168,200
 # Coca-Cola Enterprises, Inc.                              135,300           2,793,945
   Colgate-Palmolive Co.                                    160,800           8,442,000
 * Comcast Corp. Class A                                    672,800          21,112,464
   Comerica, Inc.                                            52,400           2,732,660
 # Computer Associates International, Inc.                  173,000           4,030,900
 * Computer Sciences Corp.                                   55,900           2,314,260
 * Compuware Corp.                                          114,400             654,368
*# Comverse Technology, Inc.                                 56,300           1,082,649
   Conagra, Inc.                                            160,500           3,932,250
 * Concord EFS, Inc.                                        145,500           1,671,795
 # ConocoPhilips                                            203,300          11,535,242
 # Consolidated Edison, Inc.                                 67,300           2,712,190
   Constellation Energy Group                                49,900           1,878,236
 * Convergys Corp.                                           42,700             655,018
   Cooper Industries, Ltd.                                   27,600           1,480,740
   Cooper Tire & Rubber Co.                                  22,100             442,221
   Coors (Adolph) Co. Class B                                10,900             600,699
*# Corning, Inc.                                            398,100           4,562,226
 * Costco Wholesale Corp.                                   136,700           4,896,594
   Countrywide Financial Corp.                               40,600           4,287,360
   Crane Co.                                                 17,700             514,893
   CSX Corp.                                                 64,000           2,168,960
 # Cummins, Inc.                                             12,400             575,980
   CVS Corp.                                                118,000           4,420,280
 # Dana Corp.                                                44,400             717,948
 # Danaher Corp.                                             45,700           3,802,240
 # Darden Restaurants, Inc.                                  49,100           1,016,861
 # Deere & Co.                                               71,600           4,384,068
*# Dell, Inc.                                               767,800          26,489,100
   Delphi Automotive Systems Corp.                          167,500           1,470,650
 # Delta Air Lines, Inc.                                     37,000             463,980
   Deluxe Corp.                                              15,900             655,080
   Devon Energy Corp.                                        69,400           3,425,584
 # Dillards, Inc. Class A                                    25,000             421,250
   Disney (Walt) Co.                                        611,100          14,110,299
   Dollar General Corp.                                      99,700           2,105,664
 # Dominion Resources, Inc.                                  96,600           5,822,082
 # Donnelley (R.R.) & Sons Co.                               33,900             951,234
   Dover Corp.                                               60,500           2,322,595
 # Dow Chemical Co.                                         274,600          10,311,230
 # Dow Jones & Co., Inc.                                     24,300           1,205,280
 # DTE Energy Co.                                            50,300           1,896,813
   Duke Energy Corp.                                        270,400           4,878,016
   DuPont (E.I.) de Nemours & Co., Inc.                     297,900          12,350,934
*# Dynegy, Inc.                                             112,000             448,000
   Eastman Chemical Co.                                      23,100             823,977
 # Eastman Kodak Co.                                         85,700           2,087,652
 # Eaton Corp.                                               22,500           2,317,275
 * eBay, Inc.                                               192,000          10,723,200
   Ecolab, Inc.                                              77,700           2,037,294
 * Edison International                                      97,500           1,990,950
 # El Paso Corp.                                            179,500           1,274,450
 * Electronic Arts, Inc.                                     88,000           3,892,240
 # Electronic Data Systems Corp.                            143,400           3,100,308
*# EMC Corp.                                                655,800           9,010,692
   Emerson Electric Co.                                     125,900           7,684,936
   Engelhard Corp.                                           37,500   $       1,118,250
   Entergy Corp.                                             68,100           3,599,766
   EOG Resources, Inc.                                       34,300           1,438,542
   Equifax, Inc.                                             42,000             992,460
   Equity Office Properties Trust                           119,300           3,308,189
   Equity Residential Corp.                                  81,900           2,404,584
   Exelon Corp.                                              97,500           6,027,450
*# Express Scripts, Inc. Class A                             23,500           1,521,155
   Exxon Mobil Corp.                                      1,984,200          71,768,514
   Family Dollar Stores, Inc.                                51,400           1,983,012
   Federal Home Loan Mortgage Corporation                   208,100          11,324,802
   Federal National Mortgage Association                    291,100          20,377,000
   Federated Department Stores, Inc.                         55,400           2,719,586
   Federated Investors, Inc.                                 32,500             934,375
   FedEx Corp.                                               89,200           6,484,840
 # Fifth Third Bancorp                                      170,400           9,905,352
   First Data Corp.                                         221,300           8,376,205
 # First Tennessee National Corp.                            37,700           1,681,420
   FirstEnergy Corp.                                         97,400           3,374,910
 * Fiserv, Inc.                                              57,800           2,167,500
   FleetBoston Financial Corp.                              314,600          12,772,760
 # Fluor Corp.                                               24,400             894,504
 # Ford Motor Co.                                           547,700           7,229,640
*# Forest Laboratories, Inc.                                109,100           5,961,224
   Fortune Brands, Inc.                                      43,400           2,965,088
   FPL Group, Inc.                                           54,900           3,488,895
   Franklin Resources, Inc.                                  75,000           3,587,250
 # Freeport McMoran Copper & Gold, Inc. Class B              50,300           2,189,559
   Gannett Co., Inc.                                         80,700           6,988,620
 # Gap, Inc.                                                267,100           5,742,650
 * Gateway, Inc.                                             96,900             432,174
   General Dynamics Corp.                                    59,000           4,771,330
   General Electric Co.                                   2,995,200          85,872,384
 # General Mills, Inc.                                      111,400           5,014,114
 # General Motors Corp.                                     167,600           7,169,928
 # Genuine Parts Co.                                         52,000           1,636,960
 * Genzyme Corp.                                             66,400           3,103,536
 # Georgia-Pacific Corp.                                     75,900           2,071,311
   Gillette Co.                                             304,900          10,284,277
   Golden West Financial Corp.                               45,500           4,590,950
   Goodrich (B.F.) Co.                                       35,100             965,601
*# Goodyear Tire & Rubber Co.                                52,400             353,700
   Grainger (W.W.), Inc.                                     27,300           1,262,898
 # Great Lakes Chemical Corp.                                15,100             342,921
   Guidant Corp.                                             92,100           5,228,517
 # Halliburton Co.                                          131,000           3,058,850
 # Harley-Davidson, Inc.                                     90,500           4,268,885
 # Harrahs Entertainment, Inc.                               32,900           1,574,923
 # Hartford Financial Services Group, Inc.                   84,400           4,642,000
 # Hasbro, Inc.                                              51,900           1,147,509
   HCA, Inc.                                                149,400           6,261,354
 # Health Management Associates, Inc.                        71,700           1,842,690
 # Heinz (H.J.) Co.                                         105,200           3,797,720
 * Hercules, Inc.                                            33,200             333,328
   Hershey Foods Corp.                                       39,000           3,030,300
   Hewlett-Packard Co.                                      912,800          19,798,632
 # Hilton Hotels Corp.                                      112,900           1,847,044

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 # Home Depot, Inc.                                         687,100   $      25,257,796
   Honeywell International, Inc.                            257,100           7,633,299
 * Humana, Inc.                                              48,400           1,080,772
   Huntington Bancshares, Inc.                               68,300           1,501,917
   Illinois Tool Works, Inc.                                 92,100           7,193,010
 # IMS Health, Inc.                                          71,500           1,646,645
   Ingersoll-Rand Co., Ltd. Class A                          51,100           3,185,574
 # Intel Corp.                                            1,946,300          65,064,809
 # International Business Machines Corp.                    517,200          46,827,288
 # International Flavors & Fragrances, Inc.                  28,200             915,654
   International Game Technology                            103,200           3,580,008
 # International Paper Co.                                  143,300           5,332,193
 * Interpublic Group of Companies, Inc.                     117,000           1,667,250
 * Intuit, Inc.                                              61,400           3,087,192
   ITT Industries, Inc.                                      27,600           1,819,392
 * Jabil Circuit, Inc.                                       59,500           1,636,845
   Janus Capital Group, Inc.                                 71,600             995,956
*# JDS Uniphase Corp.                                       427,600           1,470,944
   Jefferson-Pilot Corp.                                     42,500           2,062,525
   John Hancock Financial Services, Inc.                     86,500           3,178,875
 # Johnson & Johnson                                        887,300          43,735,017
   Johnson Controls, Inc.                                    26,700           2,922,048
   Jones Apparel Group, Inc.                                 37,900           1,307,550
   JP Morgan Chase & Co.                                    608,900          21,530,704
   KB Home Corp.                                             14,100             971,208
   Kellogg Co.                                              122,000           4,363,940
   Kerr-McGee Corp.                                          30,100           1,263,899
   KeyCorp                                                  125,900           3,498,761
   KeySpan Corp.                                             47,500           1,673,425
   Kimberly Clark Corp.                                     151,400           8,208,908
   Kinder Morgan, Inc.                                       36,900           2,011,050
 * King Pharmaceuticals, Inc.                                72,100             930,811
 * KLA-Tencor Corp.                                          56,900           3,334,909
   Knight Ridder, Inc.                                       24,000           1,785,120
 * Kohls Corp.                                              101,500           4,904,480
 * Kroger Co.                                               224,700           4,237,842
   Leggett and Platt, Inc.                                   57,500           1,169,550
 # Lehman Brothers Holdings, Inc.                            82,200           5,935,662
 * Lexmark International Group, Inc.                         38,300           2,964,420
   Lilly (Eli) & Co.                                        335,700          23,015,592
   Limited Brands, Inc.                                     155,900           2,793,728
   Lincoln National Corp.                                    53,200           2,085,972
   Linear Technology Corp.                                   93,600           4,037,904
   Liz Claiborne, Inc.                                       32,600           1,141,326
 # Lockheed Martin Corp.                                    134,800           6,192,712
   Loews Corp.                                               55,400           2,361,702
 * Louisiana-Pacific Corp.                                   31,300             566,217
   Lowe's Companies, Inc.                                   234,200          13,653,860
 * LSI Logic Corp.                                          113,200           1,060,684
*# Lucent Technologies, Inc.                              1,243,800           3,980,160
   Manor Care, Inc.                                          26,600             939,512
   Marathon Oil Corp.                                        92,700           2,744,847
   Marriott International, Inc. Class A                      69,700           3,194,351
   Marsh & McLennan Co., Inc.                               159,300           7,079,292
   Marshall & Isley Corp.                                    67,900           2,519,090
   Masco Corp.                                              140,500           3,821,600
*# Mattel, Inc.                                             131,300           2,657,512
   Maxim Integrated Products, Inc.                           97,100           5,056,968
 # May Department Stores Co.                                 86,300           2,558,795
   Maytag Corp.                                              23,500   $         621,340
   MBIA, Inc.                                                43,400           2,522,408
   MBNA Corp.                                               382,000           9,366,640
   McCormick & Co., Inc.                                     41,800           1,199,242
 # McDonalds Corp.                                          380,400           9,749,652
   McGraw-Hill Companies, Inc.                               57,200           3,918,200
   McKesson Corp.                                            86,900           2,537,480
   MeadWestavco Corp.                                        59,900           1,528,648
 * Medco Health Solutions, Inc.                              80,900           2,947,187
 * Medimmune, Inc.                                           74,600           1,775,480
   Medtronic, Inc.                                          363,800          16,443,760
   Mellon Financial Corp.                                   128,700           3,706,560
   Merck & Co., Inc.                                        669,300          27,173,580
*# Mercury Interactive Corp.                                 25,800           1,207,440
   Meredith Corp.                                            14,900             713,561
 # Merrill Lynch & Co., Inc.                                279,500          15,861,625
 # MetLife, Inc.                                            227,300           7,430,437
 # MGIC Investment Corp.                                     29,400           1,556,730
*# Micron Technology, Inc.                                  182,300           2,371,723
   Microsoft Corp.                                        3,232,900          83,085,530
 * Millipore Corp.                                           14,600             625,026
   Molex, Inc.                                               57,100           1,836,336
   Monsanto Co.                                              78,300           2,123,496
 * Monster Worldwide, Inc.                                   33,600             808,416
   Moody's Corp.                                             44,600           2,554,688
   Morgan Stanley Dean Witter & Co.                         325,200          17,977,056
   Motorola, Inc.                                           695,700           9,767,628
 * Nabors Industries, Ltd.                                   43,800           1,625,856
   National City Corp.                                      183,600           6,159,780
 * National Semiconductor Corp.                              54,900           2,455,128
*# Navistar International Corp.                              20,400             879,240
 * NCR Corp.                                                 28,300             987,670
 * Network Appliance Corp.                                  102,200           2,361,842
   New York Times Class A                                    44,700           2,051,730
 # Newell Rubbermaid, Inc.                                   82,100           1,877,627
   Newmont Mining Corp.                                     129,200           6,219,688
 * Nextel Communications Corp. Class A                      309,600           7,842,168
   Nicor, Inc.                                               13,200             432,564
   Nike, Inc. Class B                                        78,800           5,299,300
   NiSource, Inc.                                            78,500           1,628,875
 * Noble Corp.                                               39,900           1,379,742
   Nordstrom, Inc.                                           40,500           1,397,250
   Norfolk Southern Corp.                                   116,700           2,498,547
 # North Fork Bancorporation, Inc.                           45,400           1,812,822
   Northern Trust Corp.                                      66,100           2,964,585
 # Northrop Grumman Corp.                                    54,700           5,066,861
 * Novell, Inc.                                             111,000           1,054,500
 * Novellus Systems, Inc.                                    45,200           1,977,952
   Nucor Corp.                                               23,400           1,312,974
 * Nvidia Corp.                                              47,600           1,006,740
   Occidental Petroleum Corp.                               114,400           4,196,192
 * Office Depot, Inc.                                        92,700           1,469,295
   Omnicom Group, Inc.                                       56,800           4,524,688
*# Oracle Systems Corp.                                   1,564,700          18,792,047
   Paccar, Inc.                                              34,800           2,791,308
 * Pactiv Corp.                                              47,100           1,056,924
   Pall Corp.                                                37,200             953,064
 * Parametric Technology Corp.                               79,500             271,890
 # Parker-Hannifin Corp.                                     35,300           1,941,147
   Paychex, Inc.                                            112,600           4,331,722
 # Penney (J.C.) Co., Inc.                                   81,200           2,020,256

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Peoples Energy Corp.                                      10,900   $         438,180
*# Peoplesoft, Inc.                                         108,800           2,301,120
 # Pepsi Bottling Group, Inc.                                80,000           1,846,400
   Pepsico, Inc.                                            515,900          24,825,108
   PerkinElmer, Inc.                                         37,900             640,889
   Pfizer, Inc.                                           2,327,800          78,097,690
 * PG&E Corp.(Holding Co.)                                  123,100           3,092,272
 * Phelps Dodge Corp.                                        26,600           1,693,888
   Pinnacle West Capital Corp.                               27,300           1,074,801
   Pitney Bowes, Inc.                                        70,000           2,782,500
 # Plum Creek Timber Co., Inc.                               54,700           1,456,661
 * PMC Sierra, Inc.                                          50,900           1,036,833
 * Power-One, Inc.                                           24,800             209,064
   PPG Industries, Inc.                                      50,700           2,964,429
 # PPL Corp.                                                 52,900           2,162,552
   Praxair, Inc.                                             48,700           3,495,686
   Principal Financial Group, Inc.                           96,700           3,201,737
 # Procter & Gamble Co.                                     387,600          37,302,624
   Progress Energy, Inc.                                     72,800           3,190,096
 # Progressive Corp.                                         64,900           5,068,690
   ProLogis                                                  53,700           1,637,850
 * Providian Financial Corp.                                 86,800             980,840
   Prudential Financial, Inc.                               163,100           6,378,841
   Public Service Enterprise Group, Inc.                     67,700           2,777,054
   Pulte Homes Inc.                                          18,400           1,757,936
 * Q Logic Corp.                                             28,200           1,602,606
 # Qualcomm, Inc.                                           237,300          10,571,715
 * Quest Diagnostics, Inc.                                   31,400           2,291,258
 * Qwest Communications International, Inc.                 506,800           1,854,888
*# Radioshack Corp.                                          49,500           1,541,925
   Raytheon Co.                                             123,700           3,427,727
   Reebok International, Ltd.                                17,700             712,248
   Regions Financial Corp.                                   66,600           2,471,526
 # RJ Reynolds Tobacco Holdings, Inc.                        25,200           1,391,040
*# Robert Half International, Inc.                           50,900           1,133,034
 # Rockwell Collins, Inc.                                    53,600           1,441,304
   Rockwell International Corp.                              55,200           1,835,400
   Rohm & Haas Co.                                           66,500           2,669,975
 * Rowan Companies, Inc.                                     28,100             594,877
   Ryder System, Inc.                                        18,900             589,491
 # Sabre Holdings Corp.                                      43,000             896,550
   Safeco Corp.                                              41,300           1,545,859
 * Safeway, Inc.                                            132,000           2,739,000
 * Saint Jude Medical, Inc.                                  51,400           3,255,676
   Saint Paul Companies, Inc.                                68,100           2,526,510
 * Sanmina Corp.                                            152,400           1,857,756
 # Sara Lee Corp.                                           232,400           4,775,820
 # SBC Communications, Inc.                                 993,600          23,131,008
   Schering-Plough Corp.                                    439,200           7,049,160
   Schlumberger, Ltd.                                       174,200           8,173,464
   Schwab (Charles) Corp.                                   404,900           4,696,840
   Scientific-Atlanta, Inc.                                  44,500           1,285,160
*# Sealed Air Corp.                                          25,400           1,340,358
 # Sears, Roebuck & Co.                                      84,500           4,661,020
 # Sempra Energy                                             66,900           1,894,608
 # Sherwin-Williams Co.                                      43,700           1,417,191
 * Siebel Systems, Inc.                                     147,700           1,946,686
 # Sigma-Aldrich Corp.                                       21,100           1,130,327
 # Simon Property Group, Inc.                                57,500           2,728,375
   SLM Corp.                                                134,800   $       5,005,124
   Snap-On, Inc.                                             17,500             525,350
 * Solectron Corp.                                          248,100           1,451,385
   Southern Co.                                             217,800           6,375,006
   SouthTrust Corp.                                         100,900           3,243,935
 # Southwest Airlines Co.                                   234,000           4,207,320
 # Sprint Corp.                                             270,000           4,047,300
 * Sprint Corp.(PCS Group)                                  309,200           1,419,228
   Stanley Works                                             25,500             834,105
 * Staples, Inc.                                            146,500           3,977,475
*# Starbucks Corp.                                          116,900           3,748,983
 # Starwood Hotels and Resorts Worldwide, Inc.               60,100           2,071,647
   State Street Corp.                                        99,500           5,070,520
   Stryker Corp.                                             59,500           4,819,500
 * Sun Microsystems, Inc.                                   965,500           4,122,685
 * Sungard Data Systems, Inc.                                85,200           2,302,104
 # Sunoco, Inc.                                              23,000           1,104,230
   Suntrust Banks, Inc.                                      84,100           5,975,305
 # Supervalu, Inc.                                           40,000           1,032,800
*# Symantec Corp.                                            90,600           2,974,398
   Symbol Technologies, Inc.                                 68,900             961,155
   Synovus Financial Corp.                                   90,000           2,579,400
 # Sysco Corp.                                              194,200           7,053,344
 # T.Rowe Price Group, Inc.                                  37,000           1,555,480
   Target Corp.                                             272,300          10,543,456
 # Teco Energy, Inc.                                         56,100             728,178
   Tektronix, Inc.                                           25,400             699,770
 * Tellabs, Inc.                                            123,400             987,200
 # Temple-Inland, Inc.                                       16,200             915,786
 * Tenet Healthcare Corp.                                   138,600           2,024,946
 * Teradyne, Inc.                                            56,400           1,419,588
 # Texas Instruments, Inc.                                  517,500          15,400,800
 # Textron, Inc.                                             40,500           2,018,520
 # The Goldman Sachs Group, Inc.                            141,800          13,624,144
 * Thermo-Electron Corp.                                     48,500           1,159,150
 # Thomas & Betts Corp.                                      17,500             364,000
 # Tiffany & Co.                                             43,400           1,968,190
 * Time Warner, Inc.                                      1,349,100          21,963,348
   TJX Companies, Inc.                                      152,600           3,447,234
   Torchmark Corp.                                           34,100           1,503,810
*# Toys R Us, Inc.                                           63,800             749,012
 * Transocean, Inc.                                          95,600           1,852,728
   Travelers Property Casualty Corp. Series B               300,900           4,694,040
   Tribune Co.                                               93,800           4,582,130
   Tupperware Corp.                                          17,500             269,675
 # TXU Corp.                                                 96,300           2,132,082
 # Tyco International, Ltd.                                 597,100          13,703,445
   U.S.Bancorp                                              575,900          15,958,189
 # Union Pacific Corp.                                       76,200           4,852,416
   Union Planters Corp.                                      58,600           2,022,286
*# Unisys Corp.                                              98,400           1,605,888
 # United Parcel Service, Inc.                              336,500          24,487,105
 # United States Steel Corp.                                 30,900             767,865
   United Technologies Corp.                                140,200          12,015,140
   Unitedhealth Group, Inc.                                 178,300           9,610,370
*# Univision Communications, Inc. Class A                    96,300           3,474,504
 # Unocal Corp.                                              77,300           2,456,594
   UnumProvident Corp.                                       88,500           1,321,305

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   UST, Inc.                                                 49,800   $       1,792,302
 * Veritas Software Co.                                     127,300           4,840,073
   Verizon Communications, Inc.                             824,100          27,005,757
   VF Corp.                                                  32,200           1,328,894
 # Viacom, Inc. Class B                                     525,000          20,643,000
 # Visteon Corp.                                             39,100             306,935
   Vulcan Materials Co.                                      30,300           1,347,441
   Wachovia Corp.                                           398,300          18,222,225
 # Walgreen Co.                                             306,400          11,278,584
   Wal-Mart Stores, Inc.                                  1,306,200          72,676,968
 # Washington Mutual, Inc.                                  276,100          12,648,141
 # Waste Management, Inc.                                   177,000           5,205,570
 * Waters Corp.                                              36,800           1,176,864
 * Watson Pharmaceuticals, Inc.                              32,300           1,522,622
 * Wellpoint Health Networks, Inc.                           43,900           4,104,211
   Wells Fargo & Co.                                        502,200          28,791,126
   Wendy's International, Inc.                               33,900           1,316,337
   Weyerhaeuser Co.                                          65,500           3,733,500
 # Whirlpool Corp.                                           20,600           1,407,392
   Williams Companies, Inc.                                 154,900           1,452,962
   Winn-Dixie Stores, Inc.                                   42,200             381,066
   Worthington Industries, Inc.                              25,700             368,024
 # Wrigley (Wm.) Jr. Co                                      67,300           3,709,576
   Wyeth                                                    398,100          15,685,140
   XCEL Energy, Inc.                                        119,100           1,988,970
 * Xerox Corp.                                              236,400           2,879,352
 * Xilinx, Inc.                                             101,900           3,830,421
 # XL Capital, Ltd.                                          40,800           3,068,160
*# Yahoo!, Inc.                                             194,200   $       8,346,716
 * Yum! Brands, Inc.                                         87,800           3,028,222
 * Zimmer Holdings, Inc.                                     67,800           4,469,376
   Zions Bancorp                                             26,900           1,658,923
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $2,433,299,579)                                                  2,926,111,543
                                                                      -----------------

                                                         FACE
                                                        AMOUNT
                                                     --------------
                                                         (000)
TEMPORARY CASH
   INVESTMENTS -- (16.3%)
  Repurchase Agreement, PNC Capital Markets
    Inc. 0.82% 12/01/03 (collateralized by
    $65,802,000 FMC Discount Notes 1.11%,
    03/25/04, valued at $65,555,243) to be
    repurchased at $64,590,413 (Cost $64,586,000)    $       64,586          64,586,000
    Repurchase agreements in  a Pooled Cash
      Account, UBS Warburg and Deutsche Bank
      Securities Inc., 1.01% and 1.02%
      respectively, 12/01/03 (Collateralized by
      $407,137,000 U.S. Treasury Obligations, rates
      ranging from 5.50% to 8.875%, maturities
      ranging from 08/15/04 to 05/15/30, valued at
      $503,698,795) to be repurchased at
      $490,835,464 (Cost $490,793,933)^                     490,794         490,793,933
                                                                      -----------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $555,379,933)                                                       555,379,933
                                                                      -----------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,988,679,512)++                                             $   3,481,491,476
                                                                      =================

----------
 + See Note B to Financial Statements.
 * Non-Income Producing Securities
 # Total or Partial Securities on Loan
 ^ Security purchased with cash proceeds from securities on loan
++ The cost for federal income tax purposes is $3,129,062,752.

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2003

                                                             SHARES              VALUE+
                                                     --------------   -----------------
COMMON STOCKS  (82.2%)
 * 3COM Corp.                                               606,100   $       4,533,628
   A. G. Edwards, Inc.                                       17,500             642,950
 * Advanced Micro Devices, Inc.                             504,800           9,076,304
   Aetna, Inc.                                              539,626          34,741,122
*# Agere Systems, Inc. Class A                                8,652              30,628
 * Agere Systems, Inc. Class B                              212,364             717,790
 * Agilent Technologies, Inc.                                50,600           1,430,968
   Albertson's, Inc.                                        486,800          10,359,104
 * Allegheny Corp.                                           17,583           3,622,098
   Alliant Energy Corp.                                     212,900           5,205,405
 * Allied Waste Industries, Inc.                            205,800           2,562,210
   Allstate Corp.                                         1,179,300          47,620,134
   Ambac Financial Group, Inc.                               23,200           1,595,000
 # Amerada Hess Corp.                                       158,200           7,493,934
   American Financial Group, Inc.                           177,400           4,349,848
   American National Insurance Co.                           46,700           3,919,531
*# American Tower Corp.                                     119,400           1,358,772
*# Americredit Corp.                                        224,000           3,012,800
   Anadarko Petroleum Corp.                                 441,600          19,841,088
   Apache Corp.                                              64,995           4,666,641
 * Apple Computer, Inc.                                     197,300           4,127,516
 * Applied Micro Circuits Corp.                             213,200           1,377,272
   Archer-Daniels Midland Co.                             2,375,260          33,942,465
*# Arrow Electronics, Inc.                                  308,200           7,205,716
   Ashland, Inc.                                            297,600          11,826,624
 # Astoria Financial Corp.                                   40,500           1,513,890
   AT&T Corp.                                             1,246,380          24,715,715
 * AT&T Wireless Services, Inc.                           5,137,837          38,533,777
 * AutoNation, Inc.                                       2,057,600          36,172,608
 * Avnet, Inc.                                              187,800           4,005,774
   AVX Corp.                                                125,400           1,893,540
   Bank of Hawaii Corp.                                     337,800          13,968,030
*# Barnes & Noble, Inc.                                      13,000             431,340
   Bausch & Lomb, Inc.                                       11,800             592,714
   Bear Stearns Companies, Inc.                             373,770          27,083,374
   Belo Corp. Class A                                       324,200           9,210,522
 * Big Lots, Inc.                                           253,500           3,716,310
 # Blockbuster, Inc. Class A                                 23,300             397,964
   Boise Cascade Corp.                                      213,400           6,297,434
 * Borders Group, Inc.                                       34,000             764,320
   Borg-Warner, Inc.                                        100,800           7,963,200
 # Bowater, Inc.                                            168,400           6,887,560
   Brunswick Corp.                                          297,600           8,942,880
   Burlington Northern Santa Fe Corp.                     1,283,000          38,194,910
 * Cavco Industries, Inc.                                    11,450             269,075
 * Cendant Corp.                                            311,800           6,909,488
 * CheckFree Corp.                                           56,200           1,552,244
   Chubb Corp.                                              108,900           7,127,505
 * CIENA Corp.                                              164,600           1,165,368
 # Cincinnati Financial Corp.                               551,580          22,355,537
   Circuit City Stores, Inc.                                332,000           4,322,640
   Clear Channel Communications, Inc.                       710,900          29,722,729
 * CNA Financial Corp.                                      635,600          14,866,684
 # Coca-Cola Enterprises, Inc.                            1,785,400          36,868,510
 * Comcast Corp. Class A                                  1,585,448          49,751,358
*# Comcast Corp. Special Class A
     Non-Voting                                             927,100          27,952,065
   Commerce Group, Inc.                                      93,100   $       3,724,931
   Commercial Federal Corp.                                  98,900           2,670,300
 * Compuware Corp.                                           35,800             204,776
*# Comverse Technology, Inc.                                111,500           2,144,145
   ConocoPhilips                                            220,400          12,505,496
*# Corning, Inc.                                            998,300          11,440,518
   Countrywide Financial Corp.                              410,000          43,296,000
*# Cox Communications, Inc.                               1,000,000          33,900,000
*# Crown Castle International Corp.                         352,900           4,379,489
   CSX Corp.                                                577,800          19,581,642
 # Cummins, Inc.                                            143,100           6,646,995
   Curtiss-Wright Corp-Cl B W/I                              13,565           1,105,548
 # Dana Corp.                                               510,700           8,258,019
 # Delta Air Lines, Inc.                                    402,500           5,047,350
 # Diamond Offshore Drilling, Inc.                          237,900           4,175,145
 # Dillards, Inc. Class A                                    48,900             823,965
   Disney (Walt) Co.                                        906,600          20,933,394
   Eastman Chemical Co.                                     108,200           3,859,494
 # Electronic Data Systems Corp.                            570,200          12,327,724
 * Fairchild Semiconductor Corp. Class A                     86,300           2,243,800
   Federated Department Stores, Inc.                        618,200          30,347,438
   First American Financial Corp.                           106,500           3,152,400
   First Citizens Bancshares, Inc.                           10,300           1,137,017
   FleetBoston Financial Corp.                              331,300          13,450,780
   Florida East Coast Industries, Inc.                       68,139           2,078,240
 # Foot Locker, Inc.                                        175,000           3,867,500
 # Ford Motor Co.                                         2,964,200          39,127,440
 # General Motors Corp.                                   1,112,300          47,584,194
 * General Motors Corp. Class H                             826,438          13,718,871
 # Georgia-Pacific Corp.                                    462,300          12,616,167
*# Goodyear Tire & Rubber Co.                               203,900           1,376,325
   Harris Corp.                                             151,400           5,869,778
   Hartford Financial Services Group, Inc.                  400,800          22,044,000
 * Hearst-Argyle Television, Inc.                           238,600           5,857,630
   Helmerich & Payne, Inc.                                  146,800           3,537,880
   Hibernia Corp.                                           274,500           6,272,325
 # Hollinger International, Inc. Class A                    268,700           4,275,017
 # Horton (D.R.), Inc.                                      589,215          25,748,696
*# Human Genome Sciences, Inc.                               23,900             305,920
 * Humana, Inc.                                             618,900          13,820,037
   Ikon Office Solutions, Inc.                                7,300              61,831
   Independence Community Bank Corp.                         12,500             462,250
 * Ingram Micro, Inc.                                       269,200           3,924,936
 * Instinet Group, Inc.                                      15,200              81,472
 * InterActiveCorp                                          394,400          12,956,040
 # International Paper Co.                                1,215,775          45,238,988
*# Invitrogen Corp.                                          50,100           3,415,317
*# JDS Uniphase Corp.                                     1,095,700           3,769,208
   John Hancock Financial Services, Inc.                    358,800          13,185,900
   JP Morgan Chase & Co.                                  2,244,400          79,361,984
   Kerr-McGee Corp.                                         138,200           5,803,018
   KeyCorp                                                  941,600          26,167,064
   Labranche & Co., Inc.                                     19,700             162,919
   LaFarge North America, Inc.                              257,500           9,810,750

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Lear Corp.                                               110,900   $       6,558,626
 * Level 3 Communications, Inc.                             195,500           1,071,340
 * Liberty Media Corp.                                    4,139,400          45,740,370
   Lincoln National Corp.                                   334,400          13,111,824
   Loews Corp.                                              636,800          27,146,784
 * LSI Logic Corp.                                          425,400           3,985,998
   Lubrizol Corp.                                           182,000           5,483,660
*# Lucent Technologies, Inc.                              1,193,800           3,820,160
 # Lyondell Chemical Co.                                    447,200           6,636,448
   Mandalay Resort Group                                    234,400          10,067,480
   Marathon Oil Corp.                                       911,450          26,988,035
 # May Department Stores Co.                                 63,100           1,870,915
   MBIA, Inc.                                               248,850          14,463,162
   MeadWestavco Corp.                                       758,431          19,355,159
   MetLife, Inc.                                          1,376,400          44,994,516
*# Metro-Goldwyn-Mayer, Inc.                                261,100           4,308,150
 # MGIC Investment Corp.                                    116,900           6,189,855
*# MGM Grand, Inc.                                          238,300           8,931,484
*# Micron Technology, Inc.                                  597,900           7,778,679
*# Mony Group, Inc.                                          51,200           1,613,824
   Nationwide Financial Services, Inc.                       81,500           2,660,160
 * NCR Corp.                                                 12,300             429,270
   Norfolk Southern Corp.                                 1,537,600          32,920,016
 # Northrop Grumman Corp.                                   320,271          29,666,703
 * Novell, Inc.                                              74,600             708,700
   Nucor Corp.                                               15,000             841,650
   Occidental Petroleum Corp.                               650,800          23,871,344
 # Odyssey Re Holdings Corp.                                 22,300             510,447
   Old Republic International Corp.                         334,275          12,388,232
   Omnicare, Inc.                                            30,900           1,233,528
 * Owens-Illinois, Inc.                                     264,400           2,982,432
 * Pacificare Health Systems, Inc.                           25,000           1,627,750
 * Pactiv Corp.                                             342,600           7,687,944
 * PanAmSat Corp.                                           250,100           5,524,709
*# Park Place Entertainment Corp.                           802,900           8,398,334
   Peabody Energy Corp.                                      54,600           1,840,020
 # Penney (J.C.) Co., Inc.                                1,120,000          27,865,600
   PepsiAmericas, Inc.                                      192,000           3,012,480
 * Phelps Dodge Corp.                                       287,085          18,281,573
 # PMI Group, Inc.                                          121,700           4,530,891
 * Pride International, Inc.                                253,400           4,041,730
   Principal Financial Group, Inc.                          424,200          14,045,262
   Protective Life Corp.                                     91,500           3,005,775
 * Providian Financial Corp.                                368,300           4,161,790
   Pulte Homes Inc.                                         124,200          11,866,068
   Questar Corp.                                            251,000           8,564,120
 * Qwest Communications International, Inc.               2,000,600           7,322,196
   Radian Group, Inc.                                       155,200           7,659,120
 * Radio One, Inc.                                            5,000              87,800
   Rayonier, Inc.                                           147,781           5,479,738
   Raytheon Co.                                           1,084,000          30,037,640
   Reinsurance Group of America, Inc.                        64,100           2,381,315
*# Rite Aid Corp.                                           969,800           5,964,270
 # RJ Reynolds Tobacco Holdings, Inc.                       251,326          13,873,195
   Ryder System, Inc.                                       275,400           8,589,726
   Safeco Corp.                                             486,400          18,205,952
   Saint Paul Companies, Inc.                               695,326          25,796,595
 * Saks, Inc.                                               743,200          11,430,416
 * Sanmina Corp.                                            639,900           7,800,381
 # Sears, Roebuck & Co.                                     387,700          21,385,532
 * Smithfield Foods, Inc.                                    68,400   $       1,603,980
 * Smurfit-Stone Container Corp.                            469,026           7,673,265
 * Solectron Corp.                                        1,155,300           6,758,505
   Sovereign Bancorp, Inc.                                  781,020          17,697,913
 # Sprint Corp.                                           1,610,400          24,139,896
   StanCorp Financial Group, Inc.                            20,000           1,251,200
 # Starwood Hotels and Resorts Worldwide, Inc.              573,500          19,768,545
   Steelcase, Inc. Class A                                   47,400             587,760
 * Sun Microsystems, Inc.                                 2,143,700           9,153,599
 # Sunoco, Inc.                                             298,800          14,345,388
 # Supervalu, Inc.                                          565,200          14,593,464
 * Tech Data Corp.                                           69,000           2,541,960
   Telephone & Data Systems, Inc.                            71,700           4,495,590
 * Tellabs, Inc.                                            665,800           5,326,400
 # Temple-Inland, Inc.                                      131,300           7,422,389
 * Tenet Healthcare Corp.                                   466,400           6,814,104
 # Textron, Inc.                                            123,000           6,130,320
 # Thomas & Betts Corp.                                      46,900             975,520
   Tidewater, Inc.                                          100,900           2,785,849
 * Time Warner, Inc.                                      5,860,700          95,412,196
   Torchmark Corp.                                           33,300           1,468,530
 * Toys R Us, Inc.                                          819,300           9,618,582
 * Triad Hospitals, Inc.                                    100,300           3,470,380
   Tyson Foods, Inc. Class A                                912,556          12,456,389
 # Union Pacific Corp.                                      824,200          52,485,056
   Unionbancal Corp.                                         86,600           4,932,736
 * Unisys Corp.                                             124,900           2,038,368
 * United States Cellular Corp.                              72,800           2,518,880
 # United States Steel Corp.                                326,200           8,106,070
   Unitrin, Inc.                                            223,800           8,466,354
   UnumProvident Corp.                                      838,989          12,526,106
   Valero Energy Corp.                                      158,000           6,809,800
   Valhi, Inc.                                              158,500           2,190,470
 * VeriSign, Inc.                                           166,300           2,695,723
   Viacom, Inc. Class B                                   2,189,200          86,079,344
*# Vishay Intertechnology, Inc.                             265,716           5,582,693
 * Vitesse Semiconductor, Inc.                                2,800              20,440
 * WebMD Corp.                                               25,800             236,070
   Weis Markets, Inc.                                        20,800             738,400
   Wesco Financial Corp.                                     13,540           4,726,137
 * Westport Resources Corp.                                  30,800             834,680
 # Weyerhaeuser Co.                                         407,500          23,227,500
   Worthington Industries, Inc.                             133,200           1,907,424
 * Xerox Corp.                                               75,000             913,500
                                                                      -----------------
TOTAL COMMON STOCKS
 (Cost $2,138,684,770)                                                    2,481,591,024
                                                                      -----------------

                                                         FACE
                                                        AMOUNT
                                                     --------------
                                                         (000)
TEMPORARY CASH
 INVESTMENTS -- (17.8%)
Repurchase Agreement, PNC
 Capital Markets, Inc. 0.82%,
 12/01/03 (Collateralized by
 $30,415,000 FMC Discount
 Notes 1.11%, 03/25/04,
 valued at $30,300,944) to be
 repurchased at $29,855,040                          $       29,853          29,853,000

                                                         FACE
                                                        AMOUNT                   VALUE+
                                                     --------------   -----------------
                                                         (000)
Repurchase agreements in a Pooled Cash Account,
   UBS Warburg and Deutsche Bank Securities
   Inc., 1.01% and 1.02% respectively, 12/01/03
   (Collateralized by $407,522,000 U.S. Treasury
   Obligations, rates ranging from 5.50% to 8.875%,
   maturities ranging from 08/15/04 to 05/15/30,
   valued at $504,174,949) to be repurchased
   at $491,299,458 (Cost $491,257,888)^              $      491,258   $     491,257,888
                                                                      -----------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $521,110,888)                                                        521,110,888
                                                                      -----------------
TOTAL INVESTMENTS-- (100.0%)
 (Cost $2,659,795,658) ++                                             $   3,002,701,912
                                                                      =================

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities
 #  Total or Partial Securities on Loan
 ^  Security purchased with cash proceeds from securities on loan
++  The cost for federal income tax purposes is $2,659,939,034

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2003

                                                             SHARES              VALUE+
                                                             ------              ------
COMMON STOCKS -- (91.0%)
 * 1-800 CONTACTS, Inc.                                      19,654   $         415,682
 * 1-800-FLOWERS.COM, Inc.                                   41,597             487,101
   1st Source Corp.                                          28,641             642,990
 # 21st Century Holding Co.                                   1,100              16,929
 * 24/7 Real Media, Inc.                                     15,900              24,009
 * 3-D Systems Corp.                                         11,500             104,650
 * 4Kids Entertainment, Inc.                                 19,800             531,630
 * 7-Eleven, Inc.                                           134,600           2,207,440
*# 8X8, Inc.                                                 19,200             144,192
 * @Road, Inc.                                               79,200             997,128
 * A. B. Watley Group, Inc.                                   9,400               2,162
 * A.C. Moore Arts & Crafts, Inc.                            28,900             634,933
 * A.D.A.M., Inc.                                               700               1,512
*# aaiPharma, Inc.                                           47,250             859,005
 * Aames Financial Corp.                                        240                 761
 * AAON, Inc.                                                13,100             246,804
 * AAR Corp.                                                 46,883             490,396
   Aaron Rents, Inc. Class A                                  5,700             113,202
   Aaron Rents, Inc. Class B                                 21,600             457,920
 * Abaxis, Inc.                                              18,300             370,392
   ABC Bancorp                                                8,310             139,774
 * Abgenix, Inc.                                            131,934           1,486,896
   Abington Bancorp, Inc.                                     3,200             122,112
*# Abiomed, Inc.                                             31,570             233,271
 * Ablest, Inc.                                               2,100              11,445
   ABM Industries, Inc.                                      74,100           1,174,485
   Abrams Industries, Inc.                                      200                 830
 * ABX Air, Inc.                                             66,600             263,070
 * Acacia Research-Acacia
     Technologies Common Stock                               20,960             115,280
 * Acacia Research-CombiMatrix Corp.                         10,434              42,049
 * Access Pharmaceuticals, Inc.                              14,400              68,400
*# Acclaim Entertainment, Inc.                               55,700              36,205
 * Accredo Health, Inc.                                      49,137           1,443,589
 * Ace Cash Express, Inc.                                    10,100             194,819
 * Ace Comm Corp.                                             7,500              18,150
   Aceto Corp.                                               15,500             299,134
 * Aclara Biosciences, Inc.                                  49,571             158,627
 * Acme Communications, Inc.                                 24,600             209,100
 * Acme United Corp.                                          3,400              17,850
 * ACT Manufacturing, Inc.                                    4,600                  92
 * ACT Teleconferencing, Inc.                                14,400              23,760
 * Actel Corp.                                               37,400           1,025,134
 * Acterna Corp.                                            122,100               3,052
   Action Performance Companies, Inc.                        26,800             520,456
 * ActivCard Corp.                                           59,991             521,322
 * Active Power, Inc.                                        63,100             212,016
 * Activision, Inc.                                         123,343           1,887,148
 * Actuant Corp.                                             35,280           1,095,444
 * Actuate Corp.                                             90,600             285,390
   Acuity Brands, Inc.                                       27,700             660,645
 * Acxiom Corp.                                               4,000              66,440
 * Adams Resources & Energy, Inc.                             4,200              48,804
 * Adaptec, Inc.                                            162,200           1,428,982
 * ADE Corp.                                                 13,300             334,495
 * Adept Technology, Inc.                                     7,100              12,780
 * Administaff, Inc.                                         39,300             587,928
 * Adolor Corp.                                              69,800   $       1,377,154
 * Advanced Digital Information Corp.                        94,200           1,429,014
 * Advanced Energy Industries, Inc.                          48,400           1,277,760
*# Advanced Magnetics, Inc.                                   6,600              94,050
   Advanced Marketing Services, Inc.                         28,550             332,607
 * Advanced Materials Group, Inc.                               237                  69
 * Advanced Medical Optics, Inc.                             43,600             859,356
 * Advanced Neuromodulation
     Systems, Inc.                                           29,000           1,223,510
 * Advanced Nutraceuticals, Inc.                                700                 343
 * Advanced Photonix, Inc. Class A                            9,000              22,590
 * Advanced Power Technology, Inc.                           15,600             128,076
   Advanta Corp. Class A                                     14,717             184,698
   Advanta Corp. Class B Non-Voting                          24,994             320,923
 * Advent Software, Inc.                                     48,700             852,737
   Advo, Inc.                                                44,850           1,354,918
 * Aehr Test Systems                                          7,100              27,470
 * AEP Industries, Inc.                                      12,300              88,929
 * AeroCentury Corp.                                            300                 936
 * Aeroflex, Inc.                                            98,950           1,255,675
 * Aeropostale, Inc.                                         55,600           1,734,164
*# Aerosonic Corp.                                            3,900              44,265
 * Aether Systems, Inc.                                      63,842             317,295
 * Aetrium, Inc.                                              9,300              33,015
 * AFC Enterprises, Inc.                                     39,800             686,550
 * Affiliated Managers Group, Inc.                           26,100           1,735,650
 * Affinity Technology Group, Inc.                           29,100               2,561
 * Aftermarket Technology Corp.                              36,300             483,153
 * AG Services America, Inc.                                  5,400              45,630
 * Agile Software Corp.                                      77,000             846,230
*# Agility Capital, Inc.                                      5,900                  38
   Agilysys, Inc.                                            47,488             534,715
 * Air Methods Corp.                                         13,400             121,270
   Airgas, Inc.                                              62,500           1,211,250
 * Airnet Systems, Inc.                                      10,100              35,249
 * Airspan Networks, Inc.                                    23,000              55,430
 * Airtran Holdings, Inc.                                   124,100           1,831,716
 * AK Steel Holding Corp.                                   162,400             487,200
*# Akamai Technologies, Inc.                                179,200           2,404,864
 * Akorn, Inc.                                               19,500              36,075
*# Aksys, Ltd.                                               44,600             322,904
   Alabama National Bancorporation                           17,900             966,600
   Alamo Group, Inc.                                         12,500             184,125
 * Alaris Medical, Inc.                                     107,200           1,705,552
 * Alaska Air Group, Inc.                                    40,000           1,150,400
 * Alaska Communications
     Systems Group, Inc.                                     22,200             110,756
   Albany International Corp. Class A                        41,872           1,298,451
 * Albany Molecular Research, Inc.                           47,678             672,260
   Albemarle Corp.                                           61,900           1,751,770
 * Alcide Corp.                                               2,300              35,558
 * Alderwoods Group, Inc.                                     6,000              53,160
 * Aldila, Inc.                                               4,633              16,447
   Alexander & Baldwin, Inc.                                 53,800           1,692,548
 * Alexion Pharmaceuticals, Inc.                             32,700             613,125
   Alfa Corp.                                               119,799           1,520,249
   Alico, Inc.                                                7,000             244,300
*# Align Technology, Inc.                                    86,612           1,559,882

                                                             SHARES              VALUE+
                                                             ------              ------
 * Alkermes, Inc.                                           133,011   $       1,739,784
 * All American Semiconductor, Inc.                           4,000              18,120
 * Allegheny Energy, Inc.                                   168,700           1,813,525
   Allegheny Technologies, Inc.                             121,800             998,760
   Allegiant Bancorp, Inc.                                   26,163             733,872
   Allen Organ Co. Class B                                      800              38,200
 * Alliance Gaming Corp.                                     69,060           1,809,372
 * Alliance Imaging, Inc.                                    85,400             328,790
 * Alliance Semiconductor Corp.                              52,500             433,650
 * Allied Defense Group, Inc.                                 6,200             130,386
 * Allied Healthcare International, Inc.                     19,300             107,308
 * Allied Healthcare Products, Inc.                           6,700              27,202
 * Allied Holdings, Inc.                                      8,300              38,097
 * Allied Motion Technologies, Inc.                           2,900              12,847
 * Allmerica Financial Corp.                                 64,500           1,764,075
*# Allos Therapeutics, Inc.                                  38,900             106,586
 * Allou Health Care, Inc. Class A                            7,100                 362
 * Alloy, Inc.                                               59,000             317,420
 * Allscripts Healthcare Solutions, Inc.                     57,900             314,397
 * Almost Family, Inc.                                        1,600              13,520
 * Alpha Technologies Group, Inc.                             7,100              10,295
   Alpharma, Inc. Class A                                    58,900           1,186,835
   Alpine Group, Inc.                                        22,000              21,010
 * Alteon, Inc.                                              61,700             104,273
*# Alterra Healthcare Corp.                                  23,700                   3
 * Altris Software, Inc.                                      1,202                 673
   Ambassadors Group, Inc.                                    9,800             209,524
   Ambassadors, Inc.                                          9,800             128,184
 * AMC Entertainment, Inc.                                   50,500             765,075
 * Amcast Industrial Corp.                                    8,500              19,975
   Amcol International Corp.                                 42,500             608,600
   Amcore Financial, Inc.                                    37,460           1,020,785
 * Amedisys, Inc.                                             1,400              19,404
 * AMEN Properties, Inc.                                      1,975               3,713
*# Amerco, Inc.                                              13,900             379,192
 * America Services Group, Inc.                               9,400             311,140
 * America West Holdings Corp.
     Class B                                                 50,100             756,510
 * American Banknote Corp.                                       88                  58
   American Biltrite, Inc.                                    3,400              22,882
 * American Building Control, Inc.                           14,000              23,800
 # American Business Financial
     Services, Inc.                                           4,613              19,010
 # American Capital Strategies, Ltd.                         56,600           1,655,550
 * American Claims Evaluation, Inc.                           1,000               2,040
 * American Dental Partners, Inc.                             7,200              75,600
 * American Eagle Outfitters, Inc.                           39,800             734,310
 * American Ecology Corp.                                    14,350              66,584
*# American Greetings Corp. Class A                          78,700           1,662,144
*# American Healthways, Inc.                                 23,550           1,090,836
   American Home Mortgage
     Holdings, Inc.                                          25,926             581,779
 * American Indemnity Financial
     Escrow                                                     800                 800
 * American Independence Corp.                                8,400              91,056
 * American Italian Pasta Co.                                27,000           1,026,000
 * American Locker Group, Inc.                                  300               3,645
 * American Management Systems,
     Inc.                                                    63,467             946,293
 * American Medical Electronics,
     Inc. (Escrow-Bonus)                                      4,400                   0
 * American Medical Electronics,
     Inc. (Escrow-Earnings)                                   4,400   $               0
 * American Medical Security Group,
     Inc.                                                    19,900             447,551
 * American Medical Systems Holdings,
     Inc.                                                    59,500           1,352,435
 * American Pacific Corp.                                     7,100              67,095
 * American Physicians Capital, Inc.                         13,100             216,150
 * American Physicians Services
     Group, Inc.                                                100                 825
 * American Retirement Corp.                                 25,000              77,500
 * American Science & Engineering,
     Inc.                                                    10,500             135,975
   American Shared Hospital Services                          3,700              22,940
   American Software, Inc. Class A                           26,700             164,205
     American States Water Co.                               22,950             556,996
 * American Superconductor Corp.                             39,500             417,120
 * American Technical Ceramics Corp.                          8,000              56,800
   American Vanguard Corp.                                      414              13,248
 * American West Bancorporation                               3,229              72,330
   American Woodmark Corp.                                   11,500             598,000
   Americana Bancorp, Inc.                                    2,712              41,548
 * America's Car-Mart, Inc.                                  11,200             328,832
*# Americredit Corp.                                         38,000             511,100
 * AMERIGROUP Corp.                                          35,900           1,576,369
   AmeriServe Financial, Inc.                                20,100             100,500
 * Ameristar Casinos, Inc.                                   39,700             923,422
   Ameron International Corp.                                 7,800             257,400
 # AmerUs Group Co.                                          46,844           1,684,042
*# Ames Department Stores, Inc.                              12,800                  19
   Ametek, Inc.                                              36,300           1,716,990
 * Amistar Corp.                                              1,600               3,296
 * AML Communications, Inc.                                   7,800               9,438
 * AMN Healthcare Services, Inc.                             56,800             964,464
   Ampco-Pittsburgh Corp.                                     9,600             102,912
 * Ampex Corp. Class A                                        5,925               8,206
   Amrep Corp.                                                6,500             100,750
 * Amsurg Corp.                                              29,889           1,112,170
 * Amtech Systems, Inc.                                       1,900              13,205
 * Amwest Insurance Group, Inc.                               1,394                  11
 * AMX Corp.                                                 11,000              74,800
 * Anacomp, Inc.                                                  5                  70
 * Anadigics, Inc.                                           45,000             301,500
 * Analex Corp.                                              21,800              73,902
   Analogic Corp.                                            21,000             882,000
 * Analysts International Corp.                              35,500             110,050
*# Analytical Surveys, Inc.                                     730               2,059
 * Anaren, Inc.                                              32,500             486,525
   Anchor Bancorp Wisconsin, Inc.                            35,140             881,663
   Andersons, Inc.                                            8,200             137,678
*# Andrew Corp.                                             116,709           1,373,665
 * Andrx Group                                               47,610           1,045,516
 * Angeion Corp.                                                215                 456
   Angelica Corp.                                            12,400             256,060
 * Angelo & Maxie's, Inc.                                     2,016               4,445
 * Anika Therapeutics, Inc.                                   9,900              85,013
 * Anixter International, Inc.                               54,300           1,251,615
 * Ann Taylor Stores Corp.                                   62,800           2,495,672
 * Ansoft Corp.                                              18,400             229,448
 * AnswerThink, Inc.                                         66,600             398,934
 * Ansys, Inc.                                               22,600             872,134

                                                             SHARES              VALUE+
                                                             ------              ------
 * Anteon International Corp.                                52,600   $       2,007,216
 * Anthony and Sylvan Pools Corp.                             3,768              16,768
*# Antigenics, Inc.                                          59,213             730,688
 * AP Pharma, Inc.                                           30,100              63,842
 * APA Optics, Inc.                                          11,800              29,500
 * APAC Teleservices, Inc.                                  106,450             299,124
*# Aphton Corp.                                              37,139             228,405
   Apogee Enterprises, Inc.                                  41,200             487,396
   Applica, Inc.                                             35,300             257,690
 * Applied Extrusion Technologies,
     Inc.                                                    18,300              45,567
 * Applied Films Corp.                                       21,361             708,972
 * Applied Imaging Corp.                                     15,800              22,120
   Applied Industrial Technologies,
     Inc.                                                    28,700             680,190
 * Applied Innovation, Inc.                                  15,100              98,301
 * Applied Molecular Evolution, Inc.                         31,200             553,488
   Applied Signal Technologies, Inc.                         16,100             350,980
 * Applix, Inc.                                              19,200              69,888
 * Apria Healthcare Group, Inc.                              54,100           1,466,651
 * Apropos Technology, Inc.                                  26,900             107,600
   Aptargroup, Inc.                                          38,500           1,344,035
 * aQuantive, Inc.                                           89,425             925,549
 * Aquila, Inc.                                             292,700           1,047,866
*# Aradigm Corp.                                             58,700             108,595
*# Arch Capital Group, Ltd.                                  18,400             680,064
   Arch Chemicals, Inc.                                      33,022             755,874
 # Arch Coal, Inc.                                           73,400           1,944,366
   Arctic Cat, Inc.                                          22,430             533,161
*# Ardent Communications, Inc.                               19,200                 134
 * Arena Pharmaceuticals, Inc.                               42,378             291,984
 * Argonaut Group, Inc.                                      32,101             513,616
 * Argonaut Technologies, Inc.                               12,000              15,120
 * Argosy Gaming Corp.                                       43,800           1,109,892
 * Ariad Pharmaceuticals, Inc.                               68,200             562,650
 * Ariba, Inc.                                              283,000             894,280
 * Ark Restaurants Corp.                                      2,700              34,290
   Arkansas Best Corp.                                       37,100           1,164,198
 * Arlington Hospitality, Inc.                                4,900              18,669
 * Armor Holdings, Inc.                                      41,500           1,006,375
*# Armstrong Holdings, Inc.                                   4,400               3,828
*# Arotech Corp                                               1,600               4,112
 * Arqule, Inc.                                              34,274             168,628
 * Array BioPharma, Inc.                                     47,315             248,404
   Arrhythmia Research Technology,
     Inc.                                                     1,800              25,020
 * Arris Group, Inc.                                        119,300             769,485
   Arrow Financial Corp.                                      9,941             275,863
   Arrow International, Inc.                                 64,900           1,745,810
 * Art Technology Group, Inc.                               100,500             170,850
 * Artesyn Technologies, Inc.                                69,300             546,777
 * Arthrocare Corp.                                          30,210             743,166
 * Artisan Components, Inc.                                  33,200             686,211
 * Artisoft, Inc.                                             2,400              10,320
 * Arts Way Manufacturing Co., Inc.                             200                 981
 * ASA International. Ltd.                                      640               1,510
   ASB Financial Corp.                                        1,000              23,500
 * Asbury Automotive Group, Inc.                             43,100             719,770
 * Ascential Software Corp.                                  75,379           1,907,089
 * Ashworth, Inc.                                            18,671             152,169
 * Ask Jeeves, Inc.                                          66,600           1,286,712
 * Aspect Communications Corp.                               81,500   $       1,199,680
 * Aspect Medical Systems, Inc.                              29,100             276,741
 * Aspen Technology, Inc.                                    59,979             461,239
 * Aspeon, Inc.                                                 900                   9
 * Astea International, Inc.                                  2,900               7,395
 * Astec Industries, Inc.                                    28,600             377,234
   Astro-Med, Inc.                                            4,200              67,914
 * Astronics Corp.                                            5,500              27,197
 * Astronics Corp. Class B                                    2,225              11,681
*# AstroPower, Inc.                                           6,550               4,716
 * ASV, Inc.                                                 14,400             407,808
 * Asyst Technologies, Inc.                                  58,900           1,074,925
 * ATA Holdings Corp.                                        10,900              99,190
 * Atari, Inc.                                              178,709             732,707
 * AtheroGenics, Inc.                                        54,800             783,640
 * Atlantic American Corp.                                   21,100              55,915
 * Atlantic Coast Airlines, Inc.                             68,000             743,240
 * Atlantic Premium Brands, Ltd.                              2,000               3,600
 * Atlantis Plastics, Inc.                                    3,300              36,036
*# Atlas Air Worldwide Holdings, Inc.                        41,400              27,324
 * ATMI, Inc.                                                46,300           1,064,900
   Atmos Energy Corp.                                        63,400           1,562,810
 * ATP Oil & Gas Corp.                                       36,700             185,702
   Atrion Corp.                                               1,700              81,600
 * Atrix Labs, Inc.                                          31,400             636,164
 * ATS Medical, Inc.                                          2,200               8,272
 * Atwood Oceanics, Inc.                                     19,900             511,231
 * Audiovox Corp. Class A                                    28,900             400,843
 * August Technology Corp.                                   25,000             500,000
 * Ault, Inc.                                                 4,500              12,150
 * Aura Systems, Inc.                                         5,295                 371
 * Aurora Foods, Inc.                                        42,644                 682
*# Authentidate Holding Corp.                                35,400             450,288
 * autobytel.com, Inc.                                       56,300             543,858
 * Avalon Holding Corp. Class A                               1,550               4,038
 * Avanex Corp.                                             104,200             493,908
*# Avanir Pharmaceuticals Class A                            58,000              84,100
 * Avant Immunotherapeutics, Inc.                            97,034             255,199
 * Avatar Holdings, Inc.                                      8,700             294,495
 * Avatech Solutions, Inc.                                    1,851                 463
 * Avi Biopharma, Inc.                                       46,800             229,320
 * Aviall, Inc.                                              47,100             753,600
 * Avici Systems Inc.                                        17,743             152,590
*# Avid Technology, Inc.                                     37,100           1,961,848
 * Avigen, Inc.                                              30,100             195,650
   Avista Corp.                                              72,400           1,277,136
 * Avocent Corp.                                             52,600           2,014,054
 * Avteam, Inc. Class A                                      11,400                  12
 * Aware, Inc.                                               34,059             113,416
 * Axcelis Technologies, Inc.                               148,300           1,701,001
*# Axonyx, Inc.                                               1,300               4,966
 * Axsys Technologies, Inc.                                   4,700              65,377
 * AXT, Inc.                                                 32,500             111,150
 * Aztar Corp.                                               51,100           1,136,975
 * AZZ, Inc.                                                  8,200              99,876
   Badger Meter, Inc.                                         3,200             120,320
 * Badger Paper Mills, Inc.                                   1,000               4,610
   Bairnco Corp.                                              7,300              48,691
 * Baker (Michael) Corp.                                      7,600              80,560
   Balchem Corp.                                              4,700             107,630
   Baldor Electric Co.                                       49,133           1,066,186

                                                             SHARES              VALUE+
                                                             ------              ------
   Baldwin & Lyons, Inc. Class B                             12,625   $         315,372
 * Baldwin Technology, Inc. Class A                          13,300              39,900
 * Ballantyne Omaha, Inc.                                    11,900              24,990
 * Bally Total Fitness Holding Corp.                         50,400             352,800
 * Bancinsurance Corp.                                        5,700              37,449
   Bandag, Inc.                                              12,700             517,525
   Bandag, Inc. Class A                                       9,600             370,560
   Bank of Granite Corp.                                     16,400             392,616
   Bank of The Ozarks                                         7,600             322,240
   BankAtlantic Bancorp, Inc. Class A                        11,285             214,076
 * Bankrate, Inc.                                             7,000              95,760
 * BankUnited Financial Corp. Class A                        42,100           1,071,445
   Banner Corp.                                              16,160             406,424
   Banta Corp.                                               38,200           1,520,360
   Barnes Group, Inc.                                        33,800           1,011,634
 * barnesandnoble.com, inc.                                  71,925             204,986
 * Barnwell Industries, Inc.                                    400              10,160
 * Barra, Inc.                                               28,900           1,062,942
 * Barrett Business Services, Inc.                            5,800              85,840
 * Barry (R.G.) Corp.                                         9,500              56,525
   Bassett Furniture Industries, Inc.                        16,700             273,880
 * Bay View Capital Corp.                                    92,550             561,778
 * Baycorp Holdings, Ltd.                                       484               6,372
 * Bayou Steel Corp. Class A                                 13,500                  67
 * BCT International, Inc.                                    2,700               5,359
 * BE Aerospace, Inc.                                        53,900             309,925
 * Beasley Broadcast Group, Inc.                             10,900             161,560
 * Beazer Homes USA, Inc.                                    12,553           1,339,531
*# Bebe Stores, Inc.                                         38,600           1,092,766
   BEI Technologies, Inc.                                    21,800             385,206
   Bel Fuse, Inc. Class A                                     2,600              68,315
   Bel Fuse, Inc. Class B                                     5,250             152,302
   Belden, Inc.                                              37,296             734,731
 * Bell Industries, Inc.                                      8,900              24,030
 * Bell Microproducts, Inc.                                  38,100             328,041
 * Benchmark Electronics, Inc.                               51,000           1,873,230
 * Benihana, Inc.                                             1,000              13,900
 * Benihana, Inc. Class A                                       150               1,987
 * Bentley Pharmaceuticals, Inc.                             28,160             344,960
   Berry Petroleum Corp. Class A                             44,700             854,664
 * Bethlehem Steel Corp.                                     37,300                 597
 * Beverly Enterprises                                      160,700           1,258,281
 * Beyond.com Corp.                                           3,140                  39
   BHA Group Holdings, Inc. Class A                           6,100             153,110
 * Big 4 Ranch, Inc.                                          3,200                   0
 * Big City Radio, Inc.                                       6,400               9,280
 * Big Dog Holdings, Inc.                                     1,500               5,745
 * BindView Development Corp.                                70,300             207,385
 * Bio Imaging Technologies, Inc.                            13,300              95,095
 * Bioanalytical Systems, Inc.                                4,600              20,424
 * Biocryst Pharmaceuticals, Inc.                            26,500             217,035
*# BioLase Technology, Inc.                                  32,300             396,321
 * Bio-Logic Systems Corp.                                    4,200              24,906
 * BioMarin Pharmaceutical, Inc.                             95,285             700,345
 * Bionova Holdings Corp.                                     3,570               1,000
 * Bio-Rad Laboratories, Inc. Class A                        20,000           1,025,000
 * Bio-Reference Laboratories, Inc.                          17,112             302,369
 * BioReliance Corp.                                         11,900             550,851
 * Biosite, Inc.                                             23,200             622,920
 * Biosource International, Inc.                              9,600              70,080
 * Biospecifics Technologies Corp.                            4,500               7,114
 * BioSphere Medical, Inc.                                   20,200   $          60,802
 * Bitstream, Inc.                                            8,400              35,532
   BIW, Ltd.                                                    800              14,312
   Black Box Corp.                                           27,200           1,190,000
   Black Hills Corp.                                         48,059           1,550,383
   Blair Corp.                                               12,100             302,500
 * Blonder Tongue Laboratories, Inc.                          9,800              31,360
 * Blount International, Inc.                                33,300             200,133
 * Blue Coat Systems, Inc.                                   12,586             264,180
 * Blue Rhino Corp.                                          35,700             449,106
 * Bluegreen Corp.                                           32,765             206,419
   Blyth, Inc.                                               38,100           1,144,905
 * BMC Industries, Inc.                                      14,000                 700
 * BNS Co. Class A                                            4,120              23,072
   Bob Evans Farms, Inc.                                     52,000           1,604,720
 * Boca Resorts, Inc.                                        56,045             800,323
 * Bogen Communications
   International, Inc.                                       12,500              61,250
 * Bolt Technology Corp.                                      5,400              20,790
 * Bombay Co., Inc.                                          52,600             538,098
 * Bone Care International, Inc.                             21,421             289,183
 * Bontex, Inc.                                                 200                 120
   Bon-Ton Stores, Inc.                                      12,000             160,800
 * Books-a-Million, Inc.                                     18,300              82,350
 * Borland Software Corp.                                   121,500           1,059,480
   Boston Acoustics, Inc.                                     4,600              46,966
 * Boston Beer Company, Inc. Class A                         16,400             301,760
 * Boston Biomedical, Inc.                                    6,700              16,750
 * Boston Communications Group, Inc.                         27,300             245,700
   Boston Private Financial Holdings,
     Inc.                                                    33,200             860,876
   Bostonfed Bancorp, Inc.                                    4,300             139,105
 * Bottomline Technologies, Inc.                             24,904             224,136
   Bowne & Co., Inc.                                         50,700             747,318
   Boyd Gaming Corp.                                         96,100           1,572,196
 * Boyds Collection, Ltd.                                   117,317             504,463
*# Bradley Pharmaceuticals, Inc.
     Class A                                                 15,251             358,704
   Brady (W.H.) Co. Class A                                  31,200           1,196,520
 * Brass Eagle, Inc.                                          8,300              76,692
 * Braun Consulting, Inc.                                    22,300              55,750
*# Breed Technologies, Inc.                                  36,800               1,104
   Bridgford Foods Corp.                                     10,400              87,370
   Briggs & Stratton Corp.                                   27,300           1,842,750
 * Brigham Exploration Co.                                   41,315             295,774
 * Bright Horizons Family Solutions,
     Inc.                                                     6,600             250,133
 * Brightpoint, Inc.                                         27,100             608,937
 * BrightStar Information Technology
     Group, Inc.                                             13,600               1,360
 * Brillian Corp.                                             7,049              56,181
*# Brilliant Digital Entertainment, Inc.                     18,000               7,740
*# BriteSmile, Inc.                                             314               9,498
 * Broadview Media, Inc.                                        200               1,450
 * BroadVision, Inc.                                         49,300             231,710
*# Brocade Communications Systems,
     Inc.                                                    17,800             108,402
   Brookline Bancorp, Inc.                                   86,491           1,299,095
 * Brooks Automation, Inc.                                   55,639           1,352,028
 * Brookstone, Inc.                                          19,550             464,117
 * Brooktrout, Inc.                                          18,462             271,761

                                                             SHARES              VALUE+
                                                             ------              ------
 * Brown (Tom), Inc.                                         51,200   $       1,431,552
   Brown Shoe Company, Inc.                                  27,000             943,110
 * Bruker BioSciences Corp.                                 102,500             510,450
 * Brush Engineered Materials, Inc.                          24,800             334,304
   Bryn Mawr Bank Corp.                                       1,600              38,000
   BSB Bancorp, Inc.                                         13,685             442,710
 * BSQUARE Corp.                                             19,700              29,156
 * BTU International, Inc.                                    6,800              28,628
 * Buca, Inc.                                                25,171             142,216
 * Buckeye Technology, Inc.                                  54,583             557,292
   Buckle, Inc.                                              30,000             656,400
   Building Materials Holding Corp.                          19,200             290,880
 * Bull Run Corp.                                             3,700               4,033
   Burlington Coat Factory Warehouse
     Corp.                                                   65,849           1,389,414
 * Bush Industries, Inc. Class A                             14,600              49,786
 * Butler International, Inc.                                 8,400              13,188
   Butler Manufacturing Co.                                   7,600             157,396
   C & D Technologies, Inc.                                  38,000             760,760
   C & F Financial Corp.                                        300              13,650
 * C-COR.net Corp.                                           54,900             647,820
*# C-Phone Corp.                                             11,700                 135
 * Cable Design Techologies Corp.                            62,187             631,820
 * Cabot Microelectronics Corp.                              26,800           1,422,812
   Cabot Oil & Gas Corp. Class A                             48,700           1,293,472
 * Cache, Inc.                                                6,600             142,487
 * Caci International, Inc. Class A                          37,000           1,841,490
   Cadmus Communications Corp.                                8,900             108,135
 * Cagle's, Inc. Class A                                      2,000              14,450
 * Cal Dive International, Inc.                              56,500           1,197,800
   Calavo Growers                                             9,600             106,752
   Calgon Carbon Corp.                                       57,600             354,240
 * California Amplifier, Inc.                                22,100             216,359
 * California Coastal Communities, Inc.                      10,000             110,500
   California First National Bancorp                         10,400             120,068
 * California Micro Devices Corp.                            34,800             298,584
 * California Pizza Kitchen, Inc.                            28,300             523,550
   California Water Service Group                            25,400             664,464
 * Caliper Technologies Corp.                                41,474             265,019
   Callaway Golf Co.                                        113,300           1,861,519
 * Callon Petroleum Corp.                                    20,362             187,330
 * Calloways Nursery, Inc.                                    1,200                 708
   Cal-Maine Foods, Inc.                                     10,500             223,020
 * Calton, Inc.                                               4,480               3,360
 * CAM Commerce Solutions, Inc.                               3,000              20,700
   Cambrex Corp.                                             38,100             924,306
 * Cambridge Heart, Inc.                                      7,800               8,970
   Camco Financial Corp.                                      7,516             132,958
 * Candela Corp.                                             14,555             298,814
*# Candies, Inc.                                             35,450              71,963
 * Candlewood Hotel Co., Inc.                                 1,500                  60
*# Cannon Express, Inc. Class A                                 200                 245
 * Cannondale Corp.                                           7,100               1,420
 * Cantel Medical Corp.                                      13,240             208,133
 * Canterbury Consulting Group, Inc.                          1,571               1,485
 * Canyon Resources Corp.                                    23,900              93,210
 * Capital Corp. of the West                                  5,046             192,505
 * Capital Crossing Bank                                      5,900             248,856
 * Capital Pacific Holdings, Inc.                            14,500              49,300
 * Capital Senior Living Corp.                               27,600             168,360
   Capital Southwest Corp.                                      300              18,300
   Capitol Bancorp, Ltd.                                      8,564   $         246,643
 * Caprius, Inc.                                                548                 110
 * Capstone Turbine Corp.                                    16,300              28,199
 * Captaris, Inc.                                            45,800             271,594
 * Captiva Software Corp.                                     4,400              57,732
 * Caraustar Industries, Inc.                                41,084             478,629
   Carbo Ceramics, Inc.                                      22,900           1,000,501
 * Cardiac Sciences, Inc.                                   104,800             374,136
 * Cardima, Inc.                                             21,200              22,472
 * CardioDynamics International Corp.                        69,261             450,196
*# CardioGenesis Corp.                                       32,100              25,038
 * Cardiotech International, Inc.                            23,063             144,605
 * Career Blazers, Inc. Trust Units                             800                   0
 * Career Education Corp.                                         1                  51
   Carpenter Technology Corp.                                33,600             900,480
 * Carreker Corp.                                            21,871             327,190
 * Carriage Services, Inc. Class A                           25,400              83,566
 * Carrier Access Corp.                                      35,789             533,256
 * Carrington Laboratories, Inc.                              9,800              41,748
*# Carrizo Oil & Gas, Inc.                                   14,100             105,750
   Cascade Corp.                                             18,000             482,400
   Cascade Natural Gas Corp.                                 16,100             322,000
 * Casella Waste Systems, Inc. Class A                       33,869             453,845
   Casey's General Stores, Inc.                              74,200           1,296,274
   Cash America International, Inc.                          41,400             802,332
 * Castle (A.M.) & Co.                                       15,437              71,010
   Castle Energy Corp.                                        6,600              37,620
 * Casual Male Retail Group, Inc.                            53,800             462,680
 * Catalina Lighting, Inc.                                    1,760              21,544
 * Catalina Marketing Corp.                                  80,100           1,484,253
 * Catalyst International, Inc.                               7,600              11,400
 * Catalytica Energy Systems, Inc.                           12,891              45,118
 * Catapult Communications Corp.                             19,300             291,816
 # Cathay Bancorp, Inc.                                      38,961           2,025,972
   Cato Corp. Class A                                        29,200             609,696
 * Cavalier Homes, Inc.                                      18,060              51,471
   Cavalry Bancorp, Inc.                                        500               9,715
 * Cavco Industries, Inc.                                     3,852              90,522
   CCA Industries, Inc.                                       9,600              71,760
   CCBT Financial Companies, Inc.                             8,600             227,814
 * CCC Information Services Group,
     Inc.                                                    25,700             433,302
*# CD Warehouse, Inc.                                         3,300                   7
 * CD&L, Inc.                                                 2,600               2,132
   CDI Corp.                                                 29,200             989,880
 * CEC Entertainment Inc.                                    38,500           1,935,780
 * Celadon Group, Inc.                                       10,700             145,520
 * Celebrity, Inc. Escrow Shares                              1,300                   0
 * Celeritek, Inc.                                           17,700             142,485
 * Cell Genesys, Inc.                                        58,852             767,430
*# Cell Therapeutics, Inc.                                   50,900             458,100
 * Cellegy Pharmaceuticals, Inc.                             46,100             131,385
 * CellStar Corp.                                            29,948             411,785
 * Centene Corp.                                             32,300             991,610
 * Centennial Communications Corp.                           49,800             245,016
   Center Bancorp, Inc.                                       1,800              38,214
   Center Finl CO                                             6,480             161,806
*# CenterSpan Communication Corp.                             8,400                 588
   Centex Construction Products, Inc.                         25,000          1,465,000
 * Centillium Communications, Inc.                           51,269             281,979
 * Centra Software, Inc.                                     39,900             143,640

                                                             SHARES              VALUE+
                                                             ------              ------
   Central Bancorp, Inc.                                      1,600   $          56,816
 * Central European Distribution Corp.                       15,918             500,144
 * Central Garden & Pet Co.                                  25,200             668,052
   Central Pacific Financial Corp.                           24,000             662,400
   Central Parking Corp.                                     52,137             727,311
   Central Vermont Public Service
     Corp.                                                   17,900             427,810
 * Century Aluminum Co.                                      31,600             524,560
   Century Bancorp Income Class A                             1,000              37,210
 * Century Business Services, Inc.                          125,757             584,770
 * Cepheid, Inc.                                             52,964             409,412
 * Ceradyne, Inc.                                            15,100             644,921
   Cerberonics, Inc. Class A                                    200               2,220
 * Ceres Group, Inc.                                         30,495             159,184
*# Cerner Corp.                                              49,309           2,200,661
 * Cerus Corp.                                               33,000             112,200
   CFS Bancorp, Inc.                                         17,720             250,738
   CH Energy Group, Inc.                                     23,600           1,036,040
 * Chad Therapeutics                                         10,000              27,050
 * Champion Enterprises, Inc.                                88,200             636,804
   Champion Industries, Inc.                                  9,674              41,975
 * Championship Auto Racing Teams, Inc.                      15,500               8,215
 * Champps Entertainment, Inc.                               18,340             126,913
 * Channell Commercial Corp.                                  6,600              30,690
 * Charles and Colvard, Ltd.                                 19,800              96,624
 * Charles River Associates, Inc.                             9,000             293,850
 * Charlotte Russe Holding, Inc.                             31,900             480,095
 * Charming Shoppes, Inc.                                   169,633           1,056,814
 * Chart Industries                                              23                 690
*# Charter Communications, Inc.                              35,900             144,318
   Charter Financial Corp.                                   21,511             720,618
   Chase Corp.                                                4,000              50,080
 * Chattem, Inc.                                             28,700             459,774
 * Chaus (Bernard), Inc.                                     11,100              11,322
 * Checkers Drive-In Restaurant, Inc.                        17,207             157,616
 * Checkpoint Systems, Inc.                                  49,300             953,955
   Chemical Financial Corp.                                  35,516           1,287,455
   Cherokee, Inc.                                             8,100             181,845
   Chesapeake Corp.                                          22,102             508,346
   Chesapeake Utilities Corp.                                 7,600             190,836
   Chester Valley Bancorp                                       575              12,920
 * Chicago Pizza & Brewery, Inc.                             28,622             407,291
   Chicago Rivet & Machine Co.                                  200               5,325
 * Children's Place Retail Stores, Inc.                      39,900           1,143,933
 * Childtime Learning Centers, Inc.                           5,200              11,440
 * ChipPAC, Inc.                                            142,900           1,110,333
 * Chiquita Brands International, Inc.                       59,896           1,269,196
   Chittenden Corp.                                          54,783           1,870,292
 * Choice Hotels International, Inc.                         53,600           1,894,760
 * Cholestech Corp.                                          20,800             153,920
 * Chordiant Software, Inc.                                  95,100             417,489
   Christopher & Banks Corp.                                 56,013           1,515,152
 * ChromaVision Medical Systems, Inc.                        20,200              22,018
 * Chromcraft Revington, Inc.                                 6,000              69,900
 * Chronimed, Inc.                                           18,101             162,547
   Church & Dwight Co., Inc.                                 32,300           1,308,473
   Churchill Downs, Inc.                                     14,400             528,754
*# Chyron Corp.                                              33,400              15,030
 * Ciber, Inc.                                               95,012             865,559
 * Cima Laboratories, Inc.                                   19,900             656,302
 * Cimarex Energy Co.                                        14,004   $         323,772
 * Cincinnati Bell, Inc.                                    311,500           1,778,665
 * Ciphergen Biosystems, Inc.                                43,200             449,712
 * Ciprico, Inc.                                              4,900              24,745
   CIRCOR International, Inc.                                20,690             455,180
 * Cirrus Logic, Inc.                                       126,800           1,090,480
 # Citizens Banking Corp.                                    60,533           1,908,000
 * Citizens, Inc. Class A                                    50,526             500,212
   City Holding Co.                                          24,986             889,502
 * CKE Restaurants, Inc.                                     86,400             604,800
   Clarcor, Inc.                                             37,700           1,650,883
 * Clark, Inc.                                               26,924             441,823
 * Clarus Corp.                                              24,700             172,653
 * Clayton Williams Energy, Inc.                              9,200             209,300
*# Clean Harbors, Inc.                                       20,200             186,446
*# Clearone Communications, Inc.                             11,300              31,357
   Cleco Corp.                                               70,900           1,260,602
 * Cleveland Cliffs, Inc.                                    15,500             598,300
*# Click2learn, Inc.                                          9,700              20,661
*# ClickAction, Inc. Escrow                                   7,900                 395
   Clinical Data Inc.                                         1,787              15,359
 * Closure Medical Corp.                                     20,700             734,850
*# CMS Energy Corp.                                         216,075           1,704,832
 * CNA Surety Corp.                                          56,118             543,222
*# CNE Group, Inc.                                            2,000               1,120
*# CNET Networks, Inc.                                      211,700           1,581,399
   CNS, Inc.                                                 20,300             247,660
   Coachmen Industries, Inc.                                 22,600             389,850
 * Coast Dental Services, Inc.                                2,066              13,212
   Coast Distribution System                                  4,000              22,200
   Coastal Bancorp, Inc.                                      5,800             203,000
 * Coastcast Corp.                                            7,600              15,238
   CoBiz, Inc.                                                8,550             154,242
 * Cobra Electronics Corp.                                    6,100              43,371
   Coca-Cola Bottling Co.
     Consolidated                                             6,000             322,260
 * Coeur d'Alene Mines Corp.                                239,000           1,238,020
 * Cogent Communications Group, Inc.                          1,013               1,236
   Cognex Corp.                                              64,800           1,780,056
 * Cognitronics Corp.                                         4,250              14,025
 * Coherent, Inc.                                            44,002           1,053,408
   Cohu, Inc.                                                31,900             670,538
 * Coinstar, Inc.                                            32,200             541,926
 * Coldwater Creek, Inc.                                     23,850             342,486
   Cole (Kenneth) Productions, Inc.
     Class A                                                 17,150             512,785
 * Cole National Corp. Class A                               14,800             310,504
 * Collagenex Pharmaceuticals, Inc.                          12,200             126,392
 * Collins & Aikman Corp.                                   121,860             435,040
   Collins Industries, Inc.                                   7,000              37,800
   Columbia Banking System, Inc.                             20,131             422,751
 * Columbia Laboratories, Inc.                               59,000             305,620
 * Columbus McKinnon Corp.                                   22,300             137,814
 * Comarco, Inc.                                             10,200              96,696
 * Comdial Corp.                                                600               1,800
 * Comforce Corp.                                            13,277               6,771
 * Comfort Systems USA, Inc.                                 56,900             273,689
   Commerce Group, Inc.                                      32,900           1,316,329
*# Commerce One, Inc.                                        44,400              51,504
   Commercial Bancshares, Inc.                                4,532             152,185

                                                             SHARES              VALUE+
                                                             ------              ------
   Commercial Federal Corp.                                  64,900   $       1,752,300
   Commercial Metals Co.                                     44,700           1,150,578
 # Commercial National Financial Corp.                        3,200              82,384
   Commonwealth Industries, Inc.                             23,515             172,365
 * Commscope, Inc.                                           88,800           1,417,248
   Communications Systems, Inc.                               8,200              56,498
   Community Bank System, Inc.                               19,400             944,780
   Community Bankshares, Inc.                                   210               3,970
   Community First Bankshares, Inc.                          56,900           1,622,788
   Community Trust Bancorp, Inc.                             13,730             450,076
 * Community West Bancshares                                  5,500              45,980
 * Competitive Technologies, Inc.                             6,100              14,823
*# Compex Technologies, Inc.                                 16,654             150,719
 * Compucom Systems, Inc.                                    74,464             338,811
 * CompuCredit Corp.                                         70,231           1,663,070
 * Compudyne Corp.                                           11,104             109,485
 * Computer Access Technology Corp.                          41,000             190,650
 * Computer Horizons Corp.                                   37,400             139,128
 * Computer Network Technology Corp.                         40,700             404,965
   Computer Programs & Systems, Inc.                         15,700             293,511
 * Computer Task Group, Inc.                                 31,300             130,834
   CompX International, Inc.                                  5,100              32,181
 * Comstock Resources, Inc.                                  48,000             782,400
 * Comtech Telecommunications Corp.                          11,100             370,052
 * Concepts Direct, Inc.                                        700                 269
 * Conceptus, Inc.                                           32,400             421,200
 * Concerto Software, Inc.                                   12,100             144,232
 * Concord Camera Corp.                                      42,956             518,479
 * Concord Communications, Inc.                              26,700             591,138
 * Concur Technologies, Inc.                                 48,031             477,908
 * Concurrent Computer Corp.                                 93,600             377,208
 * Cone Mills Corp.                                          24,800               1,426
 * Congoleum Corp. Class A                                    3,600               2,340
 * Conmed Corp.                                              43,065             915,562
   Connecticut Bancshares, Inc.                              13,356             689,570
   Connecticut Water Services, Inc.                           7,600             220,932
 * Connetics Corp.                                           47,500             838,375
 * Conrad Industries, Inc.                                    7,200              20,268
*# Consolidated Freightways Corp.                               550                   3
 * Consolidated Graphics, Inc.                               19,182             576,419
   Consolidated Tokoma Land Co.                               6,100             187,575
*# Continental Airlines, Inc.                                98,700           1,840,755
 * Continental Materials Corp.                                  200               5,458
*# Convera Corp.                                             50,644             198,018
 * Convergence Systems, Inc.                                      1                  45
*# Cooker Restaurant Corp.                                    6,500                  39
   Cooper Companies, Inc.                                    40,200           1,835,130
   Cooper Tire & Rubber Co.                                  83,900           1,678,839
   Cooperative Bankshares, Inc.                               1,400              35,756
 * Copart, Inc.                                             134,800           1,617,600
 * Copper Mountain Networks, Inc.                             8,810              82,911
 * Corautus Genetics, Inc.                                    1,542               9,052
 * Core Molding Technologies, Inc.                            7,700              22,638
 * Corillian Corp.                                           54,700             325,465
 * Corio, Inc.                                              103,600             257,964
 * Corixa Corp.                                              82,097             467,132
   Corn Products International, Inc.                         48,800           1,691,408
 * Cornell Companies, Inc.                                   19,800             249,480
 * Correctional Services Corp.                               10,112              25,988
 * Corrections Corporation of America                        52,500   $       1,470,000
 * Corrpro Companies, Inc.                                    7,275              10,912
   Corus Bankshares, Inc.                                    18,272           1,138,346
 * Corvel Corp.                                              10,900             378,775
 * Cosine Communications, Inc.                               14,421             111,619
 * Cost Plus, Inc.                                           32,575           1,523,533
 * CoStar Group, Inc.                                        25,890           1,087,380
 * Cost-U-Less, Inc.                                          3,000               9,900
   Cotton States Life Insurance Co.                           6,330             112,364
   Courier Corp.                                              2,850             158,203
 * Covance, Inc.                                             30,200             789,126
 * Covansys Corp.                                            40,100             360,900
 * Covenant Transport, Inc. Class A                          18,830             354,757
   Covest Bancshares, Inc.                                    2,425              66,396
 * Covista Communications, Inc.                               3,000               8,250
   CPAC, Inc.                                                 5,120              31,636
 * CPI Aerostructures, Inc.                                   7,166              85,992
   CPI Corp.                                                 11,200             258,160
   Craftmade International, Inc.                              7,300             195,275
   Crawford & Co. Class A                                    27,300             195,741
   Crawford & Co. Class B                                    25,300             183,425
 * Cray, Inc.                                               104,000           1,088,880
*# Credence Systems Corp.                                    95,247           1,234,401
 * Credit Acceptance Corp.                                   63,469             952,035
*# Cree Research, Inc.                                       51,000             936,870
 * Criticare Systems, Inc.                                   16,200              55,080
   Crompton Corp.                                           166,800           1,009,140
 * Cross (A.T.) Co. Class A                                  14,700              95,991
 * Cross Country Healthcare, Inc.                            47,657             710,089
 * Crossroads Systems, Inc.                                  36,500             111,690
 * Crown Andersen, Inc.                                       1,000               2,350
*# Crown Castle International Corp.                          30,500             378,505
 * Crown Financial Group, Inc.                                6,600              16,698
 * Crown Holdings, Inc.                                     247,400           1,855,500
 * Crown Media Holdings, Inc.                               110,542             973,875
*# Cryolife, Inc.                                            29,600             158,656
 * CSG Systems International, Inc.                           78,500             909,815
 * CSK Auto Corp.                                            68,300           1,245,792
 * CSP, Inc.                                                  3,500              18,480
   CSS Industries, Inc.                                      12,900             383,259
   CT Communications, Inc.                                   27,860             398,398
   CTS Corp.                                                 53,759             659,085
   Cubic Corp.                                               40,100           1,186,158
 * Cubist Pharmaceuticals, Inc.                              48,425             601,438
 * Culp, Inc.                                                17,300             194,798
 * Cumulus Media, Inc. Class A                               74,993           1,432,366
 * CUNO, Inc.                                                24,208           1,031,503
 * CuraGen Corp.                                             72,960             459,648
 * Curative Health Services Inc.                             18,400             238,832
 * Curis, Inc.                                               56,050             304,912
   Curtiss-Wright Corp.                                       5,800             475,078
 * Cutter & Buck, Inc.                                       15,124             117,211
 * CV Therapeutics, Inc.                                     39,805             715,296
   CVB Financial Corp.                                       65,615           1,343,139
 * Cyberguard Corp.                                          32,045             275,235
 * Cyberonics, Inc.                                          34,000             934,660
 * Cyberoptics Corp.                                          8,100              80,676
 * Cybersource Corp.                                         49,200             244,524
 * Cybex International, Inc.                                  8,700              10,788
 * Cycle Ctry Acc                                             5,000              22,950
*# CycleLogic, Inc.                                              29                   3

                                                             SHARES              VALUE+
                                                             ------              ------
 * Cygnus, Inc.                                               3,500   $             315
*# Cymer, Inc.                                               41,200           1,910,444
 * Cysive, Inc.                                              32,600             104,972
 * Cytec Industries, Inc.                                    51,000           1,848,750
 * Cytogen Corp.                                             16,570             187,241
*# Cytrx Corp.                                                1,700               3,757
   D & K Healthcare Resources, Inc.                          20,530             277,566
 * D A Consulting Group, Inc.                                 6,700                 536
 * Daily Journal Corp.                                          200               6,065
 * Daisytek International Corp.                               3,586                 117
 * Daktronics, Inc.                                          27,900             517,852
*# Dan River, Inc. Class A                                   28,900              22,253
 * Danielson Holding Corp.                                   33,400              47,428
 * Darling International, Inc.                               94,200             261,876
 * Data I/O Corp.                                             7,600              26,136
 * Data Systems & Software, Inc.                              7,300              20,367
 * Datakey, Inc.                                              1,000                 580
 * Datalink Corp.                                            13,300              51,737
 * Dataram Corp.                                              8,400              35,364
   Datascope Corp.                                           21,634             752,431
 * Datastream Systems, Inc.                                  20,100             149,745
 * Datatec Systems, Inc.                                      7,000               8,120
 * DataTRAK International, Inc.                               5,200              32,760
 * Datawatch Corp.                                            2,066              11,590
 * Dave and Busters, Inc.                                    13,200             183,612
 * Davel Communications, Inc.                                    94                   3
 * Daw Technologies, Inc.                                     3,575                   0
 * Dawson Geophysical Co.                                     5,400              43,956
 * Daxor Corp.                                                4,600              69,920
   Deb Shops, Inc.                                           19,299             382,506
 * Deckers Outdoor Corp.                                      9,200             154,560
 * Decora Industries, Inc.                                    5,500                  82
   Decorator Industries, Inc.                                 2,762              17,442
 * Del Global Technologies Corp.                             10,927              26,225
 * Del Laboratories, Inc.                                     9,506             229,587
 * Delphax Technologies, Inc.                                 6,100              19,337
   Delphi Financial Group, Inc. Class A                      25,500           1,354,050
   Delta and Pine Land Co.                                   57,200           1,444,300
   Delta Apparel, Inc.                                        5,240              86,198
 * Delta Financial Corp.                                     23,500             168,260
   Delta Natural Gas Co., Inc.                                2,500              58,325
 * Delta Woodside Industries, Inc.                            5,850              10,179
   Deltic Timber Corp.                                       17,500             495,600
 * Denali, Inc.                                               4,300                   0
 * Denbury Resources, Inc.                                   81,000           1,023,840
 * Dendreon Corp.                                            65,981             522,570
 * Dendrite International, Inc.                              60,774           1,039,235
 * Department 56, Inc.                                       19,700             278,361
 * DepoMed, Inc.                                             13,600              92,344
 * Detrex Corp.                                                 500                 762
 * Devcon International Corp.                                 3,600              25,740
 * DHB Industries, Inc.                                      60,900             457,968
   Diagnostic Products Corp.                                 40,200           1,818,246
 * Diametrics Medical, Inc.                                  22,900              12,595
 * DiamondCluster International, Inc.                        41,300             390,698
 * Diedrich Coffee, Inc.                                      4,025              16,301
 * Digene Corp.                                              27,800           1,105,050
 * Digi International, Inc.                                  30,333             259,954
 * Digimarc Corp.                                            26,665             376,243
*# Digital Angel Corp.                                       11,000              24,750
 * Digital Generation Systems, Inc.                          99,500             186,065
 * Digital Impact, Inc.                                      47,900   $         135,078
 * Digital Insight Corp.                                     49,000           1,164,730
 * Digital Lightwave, Inc.                                      400                 376
 * Digital River, Inc.                                       45,800           1,053,858
 * DigitalThink Inc.                                         75,457             224,862
 * Digitas, Inc.                                             89,557             780,041
   Dime Community Bancorp, Inc.                              38,100           1,171,575
   Dimon, Inc.                                               67,429             455,146
 * Diodes, Inc.                                              12,150             247,252
 * Dionex Corp.                                              31,810           1,494,434
 * Directrix, Inc.                                              813                   7
 * Discovery Partners International                          36,853             212,605
 * Display Technologies, Inc.                                11,330                  28
 * Ditech Communications Corp.                               45,780             803,439
 * Diversa Corp.                                             63,108             530,107
 * Diversified Corporate Resources, Inc.                        800                 592
 * Dixie Group, Inc.                                         15,000             121,500
 * Dixon Ticonderoga Co.                                      1,900               7,030
 * DJ Orthopedics, Inc.                                      26,900             698,055
 * DLB Oil & Gas, Inc.                                        1,300                   0
 * Docent, Inc.                                              20,121              98,190
 * DocuCorp International, Inc.                              15,973             159,411
 * Document Sciences Corp.                                   14,200              63,900
 * Documentum, Inc.                                          69,800           2,094,000
 * Dollar Thrifty Automotive Group, Inc.                     37,100             936,775
 * Dominion Homes, Inc.                                       5,800             176,378
   Donegal Group, Inc. Class A                                6,066             121,927
   Donegal Group, Inc. Class B                                2,933              55,404
 * Dot Hill Systems Corp.                                    64,660           1,102,453
 * DoubleClick, Inc.                                         85,582             817,308
*# DOV Pharmaceutical, Inc.                                  24,494             262,821
   Dover Downs Gaming & Entertainment, Inc.                   9,910              90,181
   Dover Motorsports, Inc.                                   22,500              94,050
   Downey Financial Corp.                                    36,476           1,761,791
 * DPAC Technologies Corp.                                   20,900              39,292
 * Drew Industries, Inc.                                      9,700             261,318
*# Drexler Technology Corp.                                  15,800             236,368
 * Dril-Quip, Inc.                                           25,900             387,205
 * DRS Technologies, Inc.                                    33,700             893,050
 * Drugstore.com, Inc.                                      104,600             696,636
 * DSP Group, Inc.                                           42,500           1,023,825
 * DT Industries, Inc.                                       10,300              11,124
 * DualStar Technologies Corp.                                2,400                 972
 * Duane Reade, Inc.                                         36,021             499,971
 * Duckwall-ALCO Stores, Inc.                                 4,100              61,377
 * Ducommun, Inc.                                            14,200             316,234
 * DuPont Photomasks, Inc.                                   26,555             616,607
 # Duquesne Light Holdings, Inc.                            104,700           1,808,169
 * Dura Automotive Systems, Inc.                             23,400             241,254
 * DuraSwitch Industries, Inc.                               10,500              21,682
 * Duratek, Inc.                                             13,500             135,540
*# Durect Corp.                                              72,787             163,771
 * DUSA Pharmaceuticals, Inc.                                20,900             112,233
 * DVI, Inc.                                                 14,500               1,015
*# Dyax Corp.                                                36,800             222,272
 * Dycom Industries, Inc.                                    72,066           1,826,873
*# Dynacq Healthcare, Inc.                                   22,200             409,790
 * Dynamex, Inc.                                             16,600             170,980

                                                             SHARES              VALUE+
                                                             ------              ------
 * Dynamic Materials Corp.                                    2,000   $           6,100
 * Dynamics Research Corp.                                   12,500             201,862
*# Dynegy, Inc.                                              65,700             262,800
*# E Com Ventures, Inc.                                       2,175              25,578
 * E-Loan, Inc.                                              91,300             284,856
   E-Z-EM, Inc.                                               8,562              98,891
 * E.piphany, Inc.                                          110,587             873,637
 * Eagle Food Centers, Inc.                                   2,575                  58
 * EarthLink, Inc.                                          198,675           1,907,280
   East West Bancorp, Inc.                                   33,700           1,765,206
   Eastern Co.                                                4,950              70,983
 * EasyLink Services Corp.                                    7,969              10,519
 * Eateries, Inc.                                             3,000               9,750
 * Echelon Corp.                                             60,271             726,266
 * Eclipsys Corp.                                            17,600             179,168
 * Ecogen, Inc.                                               1,364                 205
 * eCollege.com                                              25,100             557,220
   Ecology & Environment, Inc.
     Class A                                                  2,000              19,160
   Edelbrock Corp.                                            5,470              65,038
 * Eden Bioscience Corp.                                     12,800              19,840
 * EDGAR Online, Inc.                                        16,400              32,800
 * Edge Petroleum Corp.                                       9,300              73,842
 * Edgewater Technology, Inc.                                11,569              57,382
   Edo Corp.                                                 29,600             615,680
   Educational Development Corp.                              1,800              20,520
 * Educational Insights, Inc.                                 2,400               1,356
   EFC Bancorp, Inc.                                          4,600             103,776
*# EFJ, Inc.                                                  7,800              37,050
 * eFunds Corp.                                              70,206           1,218,074
 * EGL, Inc.                                                 70,800           1,300,596
 * El Paso Electric Co.                                     108,600           1,379,220
 * Elcom International, Inc.                                 21,800               4,796
 * Electro Rent Corp.                                        29,166             405,407
 * Electro Scientific Industries, Inc.                       33,300             800,865
*# Electroglas, Inc.                                         31,200             123,240
 * Electronics Boutique Holdings
     Corp.                                                   37,130             903,744
*# Electronics for Imaging, Inc.                             71,100           1,962,360
 * Elizabeth Arden, Inc.                                     35,500             721,005
   ElkCorp                                                   28,600             727,012
 * eLoyalty Corp.                                             6,700              24,120
 * ELXSI Corp.                                                1,800               8,100
 * Embarcadero Technologies, Inc.                            39,100             564,213
 * Embrex, Inc.                                              11,400             145,122
   EMC Insurance Group, Inc.                                 11,300             231,085
 * Emcor Group, Inc.                                         22,500             924,750
 * EMCORE Corp.                                              55,311             280,980
 * Emerging Vision, Inc.                                     25,700               3,855
 * Emeritus Corp.                                            14,100              90,522
 * Emerson Radio Corp.                                       41,322             145,040
 * Emisphere Technologies, Inc.                              27,100             162,600
*# Emmis Communications Corp.
     Class A                                                 69,400           1,572,604
   Empire District Electric Co.                              34,200             723,672
 * EMS Technologies, Inc.                                    16,032             340,680
*# En Pointe Technologies, Inc.                               6,500              12,018
 * Encore Acquisition Co.                                    44,600             961,576
 * Encore Medical Corp.                                      14,400              97,632
 * Encore Wire Corp.                                         20,300             343,882
 * Encysive Pharmaceuticals, Inc.                            66,600             498,834
 * Endocardial Solutions, Inc.                               29,600   $         222,592
*# Endocare, Inc.                                            29,100             120,183
 * Endologix, Inc.                                           41,900             159,220
   Energen Corp.                                             41,300           1,608,222
 * Energy Conversion Devices, Inc.                           31,800             273,480
 * Energy Partners, Ltd.                                     48,100             584,415
   Energy West, Inc.                                          1,700              10,149
   EnergySouth, Inc.                                          6,500             222,950
 * Enesco Group, Inc.                                        20,300             219,849
   Engineered Support Systems, Inc.                          36,781           1,949,393
 * ENGlobal Corp.                                             1,700               3,910
 * Enherent Corp.                                            17,400               1,609
*# Enlighten Software Solutions, Inc.                         1,600                   2
   Ennis Business Forms, Inc.                                23,600             348,808
 * EnPro Industries, Inc.                                    29,900             296,309
 * Entegris, Inc.                                           108,064           1,387,542
 * Enterrasys Networks, Inc.                                307,100           1,317,459
 * Entravision Communications Corp.                         105,000             953,400
*# Entremed, Inc.                                            47,500             184,775
 * Entrust, Inc.                                             95,000             405,650
 * Environmental Elements Corp.                               5,000               1,350
 * Environmental Technologies Corp.                           3,700                  92
 * Environmental Tectonics Corp.                              7,100              55,451
 * Enzo Biochem, Inc.                                        44,866             827,778
 * Enzon Pharmaceuticals, Inc.                               51,600             556,764
 * EP Medsystems, Inc.                                       14,900              52,448
 * EpicEdge, Inc.                                            21,900                 985
 * Epicor Software Corp.                                     65,842             815,782
*# Epimmune, Inc.                                            11,800              21,594
 * EPIQ Systems, Inc.                                        26,250             458,062
 * EPIX Medical, Inc.                                        33,028             595,495
 * ePlus, Inc.                                               10,300             128,750
 * ePresence, Inc.                                           25,100              91,866
*# Equimed Inc. Nevis                                         2,250                   0
 * Equity Marketing, Inc.                                     5,700              78,147
 * Equity Oil Co.                                            12,600              43,835
*# eResearch Technology, Inc.                                54,300           1,547,550
 * Ergo Science Corp.                                         7,150              14,300
   ESB Financial Corp.                                       11,762             191,132
 * Escalon Medical Corp.                                      3,200              22,560
 * Esco Technologies, Inc.                                   19,200             816,000
 * eSpeed, Inc.                                              37,600             886,608
 * Esperion Therapeutics, Inc.                               50,324           1,156,949
   Espey Manufacturing & Electronics
     Corp.                                                      400               9,820
 * ESS Technology, Inc.                                      57,600             960,768
 * Esterline Technologies Corp.                              31,600             732,488
   Ethan Allen Interiors, Inc.                               34,800           1,416,360
 * Ethyl Corp.                                               24,700             503,880
 * Euronet Worldwide, Inc.                                   38,652             650,513
 * European Micro Holdings, Inc.                              4,600                  87
 * Evans & Sutherland Computer
     Corp.                                                   10,400              48,568
 * Evans Systems, Inc.                                        4,000                 320
 * Evercel, Inc.                                              1,666               1,916
 * Evergreen Resources, Inc.                                 58,700           1,645,361
*# Evergreen Solar, Inc.                                     13,500              27,000
 * Everlast Worldwide, Inc.                                   1,500               4,095
   EverTrust Financial Group, Inc.                            1,900              57,570
 * Evolving Systems, Inc.                                    12,600             215,460
*# Exabyte Corp.                                              3,500               2,485

                                                             SHARES              VALUE+
                                                             ------              ------
 * Exact Sciences Corp.                                      28,705   $         298,532
 * Exactech, Inc.                                            10,800             170,100
 * Exar Corp.                                                60,708           1,177,128
 * Excel Technology, Inc.                                    16,600             522,900
 * EXE Technologies, Inc.                                     4,214              29,713
 * Exelixis, Inc.                                           106,743             718,380
 * Exponent, Inc.                                             6,700             152,224
   Extended Stay America, Inc.                              106,000           1,568,800
 * Extended Systems, Inc.                                    11,100              50,505
*# Extreme Networks, Inc.                                   175,500           1,721,655
*# Exult, Inc.                                              161,081           1,158,172
 * Ezcorp, Inc. Class A Non-Voting                           10,800              79,812
 * Ezenia! Inc.                                              13,600               4,760
   F.N.B. Corp.                                              42,220           1,400,860
 * F5 Networks, Inc.                                         40,400           1,043,128
 * Fab Industries, Inc.                                       5,200              29,380
*# Factory 2-U Stores, Inc.                                  26,949              65,756
   Factset Research Systems, Inc.                            37,900           1,570,955
 * Fairchild Corp. Class A                                   33,352             170,095
 * Falcon Products, Inc.                                     11,800              55,932
*# FalconStor Software, Inc.                                 68,800             546,960
 * Famous Dave's of America, Inc.                            16,420              81,936
 * Fargo Electronics                                         18,600             264,492
   Farmer Brothers Co.                                        1,900             608,000
*# Faro Technologies, Inc.                                   11,800             306,340
   FBL Financial Group, Inc. Class A                         26,000             679,900
 * Featherlite, Inc.                                          6,500              18,525
   Fedders Corp.                                             44,810             281,855
   Federal Screw Works                                        1,562              51,546
   Federal Signal Corp.                                      72,000           1,090,800
*# Federal-Mogul Corp.                                       57,900              16,791
 * FEI Co.                                                   32,200             773,122
 * Female Health Co.                                          9,300              25,575
   Ferro Corp.                                               61,200           1,389,240
   FFLC Bancorp                                               5,400             159,840
 * Fibermark, Inc.                                            6,900              12,282
*# Fiberstars, Inc.                                           4,600              33,534
   Fidelity Bankshares, Inc.                                 22,184             615,606
 * Fidelity Federal Bancorp                                   2,500               3,875
   Fidelity Southern Corp.                                    8,800             121,880
 * Filenet Corp.                                             54,787           1,434,872
 * Financial Federal Corp.                                   27,700             911,053
 * Financial Industries Corp.                                 9,762             139,206
 * Findwhat.Com                                              32,100             486,315
*# Finisar Corp.                                            125,496             501,984
 * Finish Line, Inc. Class A                                 28,000             857,080
 * Finishmaster, Inc.                                           800               7,568
 * Finlay Enterprises, Inc.                                   9,400             152,750
 * Firebrand Financial Group, Inc.                            9,100                  59
   First Albany Companies, Inc.                               9,098             126,016
   First Aviation Services, Inc.                              6,200              25,110
   First Bancorp                                              6,210             192,510
 * First Cash Financial Services, Inc.                       14,400             382,464
   First Charter Corp.                                       44,333             902,620
   First Citizens Bancshares, Inc.                            1,300             143,507
   First Commonwealth Financial
     Corp.                                                   88,908           1,293,611
   First Community Bancorp                                   23,500             866,680
 * First Consulting Group, Inc.                              37,428             197,246
   First Defiance Financial Corp.                             6,859             191,572
   First Essex Bancorp                                        9,300             530,286
   First Federal Bancshares of Arkansas,
     Inc.                                                     2,900   $         112,375
   First Federal Capital Corp.                               29,731             696,597
   First Financial Bancorp                                   66,225           1,059,600
   First Financial Bankshares, Inc.                          15,395             652,902
   First Financial Corp.                                      2,550              75,939
   First Financial Holdings, Inc.                            18,900             595,350
   First Franklin Corp.                                         300               5,379
 * First Horizon Pharmaceutical Corp.                        51,664             588,970
   First Indiana Corp.                                       21,917             408,752
 * First Investors Financial Services
     Group, Inc.                                              5,400              22,896
   First Keystone Financial, Inc.                             2,000              53,500
   First M&F Corp.                                            2,100              76,314
 * First Mariner Bank Corp.                                   4,900              83,202
   First Merchants Corp.                                     27,708             702,398
   First Midwest Bancorp, Inc.                                7,375             237,622
   First Midwest Financial, Inc.                              2,400              53,760
   First Mutual Bancshares, Inc.                              4,558             113,449
   First Niagara Financial Group, Inc.                      106,185           1,612,950
   First Oak Brook Bancshares, Inc.
     Class A                                                  3,150              97,965
   First Place Financial Corp.                               19,051             352,062
   First Republic Bank                                       19,950             743,137
   First SecurityFed Financial, Inc.                          4,400             135,472
   First Sentinel Bancorp, Inc.                              41,508             787,822
   First State Bancorporation                                10,576             364,766
   First United Corp.                                         3,500              86,030
 * First Virtual Communications, Inc.                         4,150               9,379
   First Years, Inc.                                          8,100             111,456
   Firstbank Corp.                                            2,700              86,400
   FirstBank NW Corp.                                         2,928              89,568
 * FirstCity Financial Corp.                                  7,900              48,972
   FirstFed America Bancorp, Inc.                            12,352             321,893
 * FirstFed Financial Corp.                                  25,500           1,198,500
 * Firstwave Technologies, Inc.                               2,600              13,026
 * Fischer Imaging Corp.                                      9,100              41,405
   Flag Financial Corp.                                       6,500              85,442
 # Flagstar Bancorp, Inc.                                    70,500           1,560,165
   Flamemaster Corp.                                            247               1,660
 * Flanders Corp.                                            39,060             218,345
*# Fleetwood Enterprises, Inc.                               57,900             588,843
 # Fleming Companies, Inc.                                   18,882                 214
   Flexsteel Industries, Inc.                                 6,100             124,989
*# Flir Systems, Inc.                                        51,800           1,785,028
 * Florida Banks, Inc.                                        5,700              90,630
   Florida East Coast Industries, Inc.                       21,900             667,950
   Florida Public Utilities Co.                               3,866              61,547
   Florida Rock Industries, Inc.                             34,300           1,972,250
   FloridaFirst Bancorp                                       2,400              67,680
 * Flow International Corp.                                  23,000              80,753
   Flowers Foods, Inc.                                       67,725           1,767,622
 * Flowserve Corp.                                           82,900           1,764,112
   Flushing Financial Corp.                                  18,831             512,203
*# FMC Corp.                                                 52,900           1,583,826
   FMS Financial Corp.                                        3,300              64,482
   FNB Corp.                                                  2,700              61,884
   FNB Financial Services Corp.                               2,100              47,922
 * Foamex International, Inc.                                36,600             163,236
 * FOCUS Enhancements, Inc.                                   3,132               6,702
 * Foodarama Supermarkets, Inc.                               1,100              28,325

                                                             SHARES              VALUE+
                                                             ------              ------
   Foothill Independent Bancorp                               6,014   $         137,119
 * Footstar, Inc.                                            28,200             141,846
   Forest City Enterprises, Inc.
     Class B                                                  4,500             212,625
 * Forest Oil Corp.                                          67,470           1,690,123
 * Forgent Networks, Inc.                                    36,900             124,353
 * Forrester Research, Inc.                                  33,684             618,438
 * Forward Air Corp., Inc.                                   31,950             908,658
 * Fossil, Inc.                                              62,812           1,830,970
 * Foster (L.B.) Co. Class A                                 10,000              60,000
*# Foster Wheeler, Ltd.                                      40,600              35,728
 * Fotoball USA, Inc.                                         3,600              14,904
 * Fountain Powerboat Industries, Inc.                        4,700              14,805
*# FPIC Insurance Group, Inc.                                13,946             291,471
   Frankfort First Bancorp, Inc.                                850              17,425
   Franklin Bancorp, Inc.                                     3,489              71,891
 * Franklin Covey Co.                                        19,300              29,529
   Franklin Electric Co., Inc.                               10,800             676,620
 * Franklin Electronic Publishers, Inc.                       7,900              23,700
 # Fred's, Inc.                                              50,250           1,675,837
 * FreeMarkets, Inc.                                         63,000             379,890
 # Fremont General Corp.                                    106,100           1,854,628
   Frequency Electronics, Inc.                                8,300              86,735
   Fresh Brands, Inc.                                         5,100              55,539
 * Fresh Choice, Inc.                                         5,900              11,505
 * Friede Goldman Halter, Inc.                                1,083                   1
   Friedman Industries, Inc.                                  6,158              18,967
   Friedmans, Inc. Class A                                   31,140             212,686
 * Friendly Ice Cream Corp.                                   7,300              79,351
   Frisch's Restaurants, Inc.                                 4,900             131,320
 * Frontier Airlines, Inc.                                   52,161             843,965
   Frontier Oil Corp.                                        38,400             664,320
 * Frozen Food Express Industries, Inc.                      16,607             110,270
   FSF Financial Corp.                                        2,300              69,575
 * FSI International, Inc.                                   44,500             292,810
 * FTD, Inc.                                                  2,000              49,240
*# FTI Consulting, Inc.                                      62,525           1,373,674
*# FuelCell Energy, Inc.                                     59,054             794,867
   Fuller (H.B.) Co.                                         42,409           1,131,048
*# FX Energy, Inc.                                           19,400              97,000
   G & K Services, Inc. Class A                              28,500           1,032,270
 * G-III Apparel Group, Ltd.                                  6,700              70,015
   GA Financial, Inc.                                         5,300             152,322
   Gabelli Asset Management, Inc.                             9,800             367,500
 * Gadzooks, Inc.                                            13,600              65,960
 * Gaiam, Inc.                                                5,500              30,299
 * Galaxy Nutritional Foods, Inc.                            11,500              31,855
 * Galey & Lord, Inc.                                         9,600                  67
*# Galyan's Trading Co.                                      24,937             332,909
 * GameStop Corp.                                            31,400             507,110
 * GameTech International, Inc.                              11,100              42,513
 * Garden Fresh Restaurant Corp.                              5,700              84,246
*# Gardenburger, Inc.                                         4,000                 980
 * Gardner Denver Machinery, Inc.                            23,588             550,072
 * Gartner Group, Inc.                                       80,500           1,040,060
 * Gateway, Inc.                                            148,600             662,756
   GATX Corp.                                                71,700           1,742,310
 * Gaylord Entertainment Co.                                 55,963           1,683,927
   GB & T Bancshares, Inc.                                      700              16,261
 * GC Companies, Inc.                                           200                  83
 * Gehl Co.                                                   5,400              83,165
 * Genaera Corp.                                             23,000   $          88,090
 * Genaissance Pharmaceuticals, Inc.                         34,000              99,246
   Gencorp, Inc.                                             66,011             660,770
 * Gene Logic, Inc.                                          66,682             324,741
 * Genecor International, Inc.                               88,308           1,397,033
 * Genelabs Technologies, Inc.                               49,600              94,240
 * General Binding Corp.                                     13,300             247,513
 * General Cable Corp.                                       49,700             418,971
 * General Communications, Inc.
     Class A                                                 77,200             675,500
 * General DataComm Industries, Inc.                          1,310               2,365
 * General Employment Enterprises,
     Inc.                                                     3,100               4,479
 * Genesco, Inc.                                             32,600             528,120
 * Genesee & Wyoming, Inc.                                   18,500             467,310
 * Genesee Corp. Class B                                        200                 738
 * Genesis Health                                            51,500           1,617,615
 * Genesis Microchip, Inc.                                   37,462             691,174
 * Geneva Financial Corp.                                     2,600               2,340
 * Genlyte Group, Inc.                                       18,900             999,054
*# Genome Therapeutics Corp.                                 39,000             118,131
*# Genta, Inc.                                               79,400             797,970
 * Gentek, Inc.                                              10,900                  44
 * Gentiva Health Services, Inc.                             13,950             182,326
*# Genus, Inc.                                               48,321             343,079
 * GenVec, Inc.                                              75,219             268,532
   Georgia Gulf Corp.                                        48,700           1,386,976
 * Gerber Scientific, Inc.                                   33,000             274,230
 * Geron Corp.                                               57,509             702,760
   Getty Realty Corp. (Holding Co.)                           3,900              97,617
   Gevity HR, Inc.                                           27,400             616,500
 * Giant Group, Ltd.                                          2,200               4,400
 * Giant Industries, Inc.                                    12,300             150,060
   Gibraltar Steel Corp.                                     18,600             453,468
 * Giga-Tronics, Inc.                                         4,600               9,775
   Glacier Bancorp, Inc.                                     29,048             919,950
 * Glacier Water Services, Inc.                               3,600              72,864
   Glatfelter (P.H.) Co.                                     64,400             771,512
 * Glenayre Technologies, Inc.                               96,927             289,812
 * Global e-Point, Inc.                                       3,008              15,160
 * Global Imaging Systems, Inc.                              32,200             943,782
 * Global Payment Technologies, Inc.                          5,500              18,562
 * Global Power Equipment Group,
     Inc.                                                    66,900             420,801
 * Globecomm Systems, Inc.                                   16,500             115,500
 * GlobespanVirata, Inc.                                    200,028           1,228,172
 * Glowpoint, Inc.                                           40,750              75,795
*# GoAmerica, Inc.                                           43,600              23,108
   Gold Banc Corp.                                           58,365             770,418
   Golden Enterprises, Inc.                                  11,800              30,208
 * Golden State Vintners, Inc.                                5,100              15,963
 * Good Guys, Inc.                                           31,100              63,444
 * Goodrich Petroleum Corp.                                   9,000              46,350
*# Goodyear Tire & Rubber Co.                               155,900           1,052,325
   Goody's Family Clothing, Inc.                             43,942             466,664
   Gorman-Rupp Co.                                            7,975             190,602
 * Gottschalks, Inc.                                         12,700              49,022
 * GP Strategies Corp.                                       14,560             107,016
 * Gradco Systems, Inc.                                         230               2,225
 * Graftech International, Ltd.                             134,300           1,590,112
   Graham Corp.                                               1,000               9,030

                                                             SHARES              VALUE+
                                                             ------              ------
   Granite Construction, Inc.                                62,300   $       1,373,715
 * Graphic Packaging Corp.                                   37,700             133,458
   Gray Television, Inc.                                     56,360             730,426
   Gray Television, Inc. Class A                              6,800              89,216
 * Great American Financial Resources,
     Inc.                                                     9,900             149,985
 * Great Atlantic & Pacific Tea Co., Inc.                    57,800             439,280
 # Great Lakes Chemical Corp.                                75,800           1,721,418
   Great Southern Bancorp, Inc.                               6,800             290,700
 # Greater Bay Bancorp                                       72,446           1,883,596
   Greater Communications Bancorp                             3,600              64,872
 * Green Mountain Coffee, Inc.                                9,600             223,104
   Green Mountain Power Corp.                                 6,800             154,632
*# Greenbriar Corp.                                             674               2,123
 * Greenbrier Companies, Inc.                                14,100             204,027
   Greene County Bancshares, Inc.                             1,900              45,600
 * Greens Worldwide, Inc.                                     2,502                  88
   Grey Global Group, Inc.                                      200             136,433
 * Grey Wolf, Inc.                                          296,200           1,004,118
 * GRIC Communications, Inc.                                 40,100             249,021
 * Griffin Land & Nurseries, Inc.
     Class A                                                  2,200              31,834
 * Griffon Corp.                                             44,380             866,298
 * Gristede's Foods, Inc.                                     1,200               1,218
 * Group 1 Automotive, Inc.                                  34,000           1,179,800
 * Group 1 Software, Inc.                                    16,450             293,468
 * Grubb & Ellis Co.                                         14,900              13,857
 * GSI Commerce, Inc.                                        61,000             597,800
*# GSV, Inc.                                                  1,800                 220
 * GTC Biotherapeutics, Inc.                                 39,598             109,290
 * GTSI Corp.                                                11,500             138,575
   Guaranty Bancshares, Inc.                                  3,000              61,950
   Guaranty Federal Bancshares, Inc.                          3,000              58,155
   Guaranty Financial Corp.                                   1,000              20,005
 * Guess, Inc.                                               64,800             920,160
 * Guilford Mills, Inc.                                         533               6,396
*# Guilford Pharmaceuticals, Inc.                            43,447             296,743
 * Guitar Center, Inc.                                       34,800           1,011,636
 * Gulf Island Fabrication, Inc.                             17,137             305,039
 * Gulfmark Offshore, Inc.                                   19,800             277,794
 * Gundle/SLT Environmental, Inc.                            11,000             212,850
 * Gymboree Corp.                                            44,400             755,244
 * Ha-Lo Industries, Inc.                                    64,900                  71
 * Haemonetics Corp.                                         36,100             824,524
   Haggar Corp.                                               6,300             109,242
 * Hain Celestial Group, Inc.                                51,088           1,178,600
 * Halifax Corp.                                              1,000               5,070
 * Hall Kinion Associates, Inc.                              18,000              73,782
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                  5,200              35,594
 * Hampshire Group, Ltd.                                      4,000             124,120
   Hancock Fabrics, Inc.                                     28,000             397,600
   Hancock Holding Co.                                       20,150           1,153,587
   Handleman Co.                                             36,523             642,805
 * Hanger Orthopedic Group, Inc.                             31,100             525,590
   Hanmi Financial Corp.                                      5,500             113,685
 * Hanover Compressor Co.                                   121,600           1,157,632
   Harbor Florida Bancshares, Inc.                           35,698           1,083,434
   Hardinge, Inc.                                             8,800              91,080
   Harland (John H.) Co.                                     42,000           1,150,800
   Harleysville Group, Inc.                                  43,667             855,873
   Harleysville National Corp.                               35,207   $       1,083,671
 * Harmonic, Inc.                                           101,660             883,425
 * Harolds Stores, Inc.                                       2,308               8,540
 * Harris Interactive, Inc.                                  83,200             574,080
   Harrodsburg First Financial Bancorp,
     Inc.                                                     1,100              24,387
 * Hartmarx Corp.                                            33,600             144,480
 * Harvard Bioscience, Inc.                                  44,300             318,960
 * Harvest Natural Resources, Inc.                           52,900             391,989
 * Hastings Entertainment, Inc.                              11,300              50,285
 * Hastings Manufacturing Co.                                   700               3,017
 * Hauppauge Digital, Inc.                                    8,800              23,496
 * Hauser, Inc.                                               5,050                 252
   Haverty Furniture Co., Inc.                               15,700             335,352
   Haverty Furniture Co., Inc. Class A                          400               8,780
 * Hawaiian Holdings, Inc.                                   29,875              82,156
 * Hawk Corp.                                                 8,500              28,985
   Hawkins, Inc.                                             10,200             134,742
 * Hawthorne Financial Corp.                                 16,800             452,760
 * Headwaters, Inc.                                          41,700             795,636
 * Headway Corporate Resources,
     Inc.                                                    12,000                  90
 * HealthAxis, Inc.                                             750               2,137
   Healthcare Services Group, Inc.                           11,100             219,669
 * HealthExtras, Inc.                                        48,650             612,990
   Heartland Express, Inc.                                   59,573           1,445,837
 * Hecla Mining Co.                                         164,600           1,221,332
 * Hector Communications Corp.                                3,500              49,157
 * HEI, Inc.                                                  6,000              18,000
   Heico Corp.                                               13,800             254,886
   Heico Corp. Class A                                        5,532              81,874
 * Heidrick & Struggles International,
     Inc.                                                    27,400             658,970
   Helix Technology Corp.                                    39,100             848,470
   Helmerich & Payne, Inc.                                   18,600             448,260
*# Hemispherx Biopharma, Inc.                                56,500             145,770
   Henry Jack & Associates, Inc.                             44,242             916,694
 * Hercules, Inc.                                           166,300           1,669,652
 * Heritage Commerce Corp.                                    2,800              35,000
   Heritage Financial Corp.                                   7,500             165,075
 * Herley Industries, Inc.                                   21,000             405,720
 * Hexcel Corp.                                              58,000             402,520
   HF Financial Corp.                                         3,300              59,400
*# Hi-Shear Technology Corp.                                  8,600              23,564
 * Hi-Tech Pharmacal, Inc.                                   10,850             220,038
 * HI/FN, Inc.                                               10,400             114,608
 * Hibbett Sporting Goods, Inc.                              23,100             716,562
   Hickory Tech Corp.                                        13,900             168,190
 # Hilb Rogal Hamilton Co.                                   53,600           1,559,760
 * Hines Horticulture, Inc.                                  22,000              90,860
   Hirsch International Corp. Class A                         3,300               3,597
 * HMI Industries, Inc.                                       2,200               1,815
   HMN Financial, Inc.                                        4,400             108,416
 * HMS Holdings Corp.                                        27,595             118,383
 * Hoenig Group Escrow                                        7,900               1,817
 * Holiday RV Superstores, Inc.                                 930                   5
 # Hollinger International, Inc. Class A                    100,900           1,605,319
 * Hollis-Eden Pharmaceuticals, Inc.                         28,600             392,678
   Holly Corp.                                               18,600             494,016
 * Hollywood Entertainment Corp.                             85,373           1,166,195
 * Hollywood Media Corp.                                     28,500              63,840

                                                             SHARES              VALUE+
                                                             ------              ------
 * Hologic, Inc.                                             29,700   $         446,688
   Home Federal Bancorp                                       4,300             123,001
   Home Loan Financial Corp.                                  1,700              34,000
 * Home Products International, Inc.                          7,800              10,374
 * Homegold Financial, Inc.                                   6,100                  49
 * HomeStore, Inc.                                           10,700              37,557
   Hooper Holmes, Inc.                                      101,200             620,356
   HopFed Bancorp, Inc.                                       2,100              37,086
   Horace Mann Educators Corp.                               59,038             797,603
   Horizon Financial Corp.                                   15,465             273,576
 * Horizon Health Corp.                                       9,900             226,116
 * Horizon Offshore, Inc.                                    39,600             177,408
 * Horizon Organic Holding Corp.                             13,400             320,796
 * Hot Topic, Inc.                                           66,200           1,972,760
 * Houston Exploration Co.                                   45,297           1,545,081
 * Hovnanian Enterprises, Inc.
     Class B                                                  1,150             106,087
 * HPSC, Inc.                                                 2,100              29,988
 * Hub Group, Inc. Class A                                    7,000             112,280
 * Hudson Highland Group, Inc.                                2,130              42,983
   Hudson River Bancorp, Inc.                                22,082             767,570
 * Hudson Technologies, Inc.                                  5,100               4,335
 * Huffy Corp.                                               22,505             153,709
   Hughes Supply, Inc.                                       35,269           1,611,793
   Humboldt Bancorp                                          18,165             317,343
 * Hurco Companies, Inc.                                      5,600              16,240
 * Hutchinson Technology, Inc.                               38,800           1,263,716
 * Huttig Building Products, Inc.                             5,300              14,310
 * Hycor Biomedical, Inc.                                     8,000              33,360
 * Hydril Co.                                                23,200             553,784
 * Hypercom Corp.                                            74,200             377,678
 * HyperFeed Technologies, Inc.                               1,450               8,555
 * Hyperion Solutions Corp                                   56,024           1,858,876
 * I-many, Inc.                                              47,900              45,505
 * I-Stat Corp.                                              30,200             380,520
 * I-Trax Inc.                                                9,200              27,140
 * I.C. Isaacs & Co., Inc.                                    7,200               5,580
   Iberiabank Corp.                                           8,000             463,840
 * Ibis Technology Corp.                                     14,800             240,500
*# icad, Inc.                                                 3,600              20,520
 * Ico, Inc.                                                 14,320              17,327
 * ICT Group, Inc.                                           17,923             241,244
*# ICU Medical, Inc.                                         20,350             693,731
   Idacorp, Inc.                                             57,300           1,684,620
 * Identix, Inc.                                            128,612             666,210
   Idex Corp.                                                42,200           1,666,056
*# IDEXX Laboratories, Inc.                                  26,400           1,250,040
 * iDine Rewards Network, Inc.                               34,100             371,690
 * IDT Corp.                                                 34,478             648,186
 * IDT Corp. Class B                                         29,500             570,235
 * IDX Systems Corp.                                         44,051           1,127,706
 * iGate Capital Corp.                                       77,112             490,432
 * IGEN, Inc.                                                30,900           1,825,881
 * IGI, Inc.                                                  2,100               3,549
 * Igo Escrow Share                                           4,100                   0
   IHOP Corp.                                                32,200           1,255,800
 * II-VI, Inc.                                               21,370             486,381
   Ikon Office Solutions, Inc.                              149,560           1,266,773
 * ILEX Oncology, Inc.                                       58,300           1,216,721
 * Illumina, Inc.                                            47,961             329,012
   ILX Resorts, Inc.                                          2,900              20,010
 * Image Entertainment, Inc.                                 27,400   $         134,260
*# ImageWare Systems, Inc.                                    5,500              13,585
 # Imation Corp.                                              9,900             336,105
 # IMC Global, Inc.                                         172,658           1,255,224
 * IMCO Recycling, Inc.                                      22,500             169,875
 * Immersion Corp.                                           29,800             157,940
 * Immucor, Inc.                                             36,875             851,812
 * ImmunoGen, Inc.                                           60,853             287,835
 * Immunomedics, Inc.                                        74,800             288,728
 * IMPAC Medical Systems, Inc.                               10,400             257,296
*# Impath, Inc.                                              21,600              65,880
 * Impax Laboratoroes, Inc.                                  78,844           1,111,700
 * Impco Technologies, Inc.                                  24,700             161,785
 * Imperial Sugar Co.                                         4,420              49,018
*# Imperial Sugar Company                                    14,551                   0
 * Implant Sciences Corp.                                     8,700              65,598
 * Impreso, Inc.                                              5,300               9,699
 * Incyte Genomics, Inc.                                    107,930             652,976
   Independence Holding Co.                                   2,750              63,126
   Independent Bank Corp. MA                                 21,900             640,575
   Independent Bank Corp. MI                                 28,786             839,112
 * Indevus Pharmaceuticals, Inc.                             70,594             400,974
 * Index Development Partners, Inc.                           9,800                 392
 * Indus International, Inc.                                 34,900             104,700
 * Industrial Distribution Group, Inc.                        8,700              41,325
 * Inet Technologies, Inc.                                   58,057             745,452
 * Infinity, Inc.                                            11,398              42,742
*# Infocrossing, Inc.                                         5,300              52,942
 * InFocus Corp.                                             59,189             468,777
 * Infonet Services Corp.                                    98,800             187,720
 * Informatica Corp.                                        119,800           1,351,344
*# Information Architects Corp.                               1,080                  97
 * Information Holdings, Inc.                                30,900             687,525
 * Information Resources, Inc.                                3,600              17,640
 * Inforte Corp.                                             16,400             141,040
 * InfoSpace, Inc.                                           46,946           1,232,332
 * infoUSA, Inc.                                             76,762             652,477
   Ingles Market, Inc. Class A                               14,800             149,480
 * Inkine Pharmaceutical Co., Inc.                           21,400             111,922
 * Innodata Corp.                                            20,300              84,245
 * Innotrac Corp.                                            11,600             105,444
 * Innovative Clinical Solutions, Ltd.                          968                   8
 * Innovative Gaming Corp.                                      830                  12
 * Innovative Solutions & Support, Inc.                      12,700             190,246
 * Innovex, Inc.                                             27,200             255,680
 * Input/Output, Inc.                                        76,800             300,288
 * Insight Communications Co., Inc.                          73,575             716,620
 * Insight Enterprises, Inc.                                 69,279           1,295,517
 * Insightful Corp.                                           6,300              14,301
 * Insignia Systems, Inc.                                    17,250              39,847
 * Insilco Holding Co.                                          192                  48
 * Insite Vision, Inc.                                       18,000               7,200
 * Insituform East, Inc.                                      1,700               2,584
 * Insituform Technologies, Inc.
     Class A                                                 39,719             597,771
 * Insmed, Inc.                                              56,718             167,885
 * Inspire Pharmaceuticals, Inc.                             47,580             823,134
 * Insteel Industries, Inc.                                   4,700               3,995
 * Instinet Group, Inc.                                      38,600             206,896
 * Insurance Auto Auctions, Inc.                             17,279             219,443
 * InsWeb Corp.                                               1,633               8,165

                                                             SHARES              VALUE+
                                                             ------              ------
   Integra Bank Corp.                                        25,183   $         562,840
 * Integra Lifesciences Corp.                                40,100           1,258,739
 * Integral Systems, Inc.                                     9,200             197,248
 * Integral Vision, Inc.                                      3,300                 577
 * IntegraMed America, Inc.                                   3,100              19,778
 * Integrated Bio                                             9,500              92,150
 * Integrated Device Technology, Inc.                        69,483           1,309,755
 * Integrated Electrical Services, Inc.                      54,300             425,712
 * Integrated Information Systems, Inc.                         820                 287
 * Integrated Silicon Solution, Inc.                         41,800             781,660
 * Integrated Telecom Express, Inc.                             600                   0
 * Integrity Media, Inc.                                      1,900              11,400
*# Intelli-Check, Inc.                                       12,500              83,750
 * Intellidata Technologies Corp.                            69,500             114,675
 * Intelligent Systems Corp.                                  4,500               8,190
 * Intelligroup, Inc.                                        16,100              85,008
   Inter Parfums, Inc.                                       18,550             377,307
 * Interactive Data Corp.                                    58,013             977,519
 * Interactive Intelligence, Inc.                            15,300              86,292
 * InterCept Group, Inc.                                     30,300             320,271
   Interchange Financial Services
     Corp.                                                   12,600             289,296
 * Interdigital Communications Corp.                         84,500           1,730,560
 * Interep National Radio Sales, Inc.                         4,600               9,798
 * Interface, Inc. Class A                                   69,757             396,917
 * Interferon Scientific, Inc.                                2,435                  89
*# Intergraph Corp.                                          67,600           1,717,040
 * Interland, Inc.                                           18,610             127,478
 * Interlink Electronics, Inc.                                9,700              67,900
 * Intermagnetics General Corp.                              25,095             565,390
   Intermet Corp.                                            38,400             187,008
*# InterMune, Inc.                                           47,700           1,006,947
   International Aluminum Corp.                               2,100              53,550
 * International Microcomputer
     Software, Inc.                                           5,100               6,783
 * International Multifoods Corp.                            29,000             517,070
 * International Remote Imaging
     Systems, Inc.                                           10,100              50,399
 * International Shipholding Corp.                            6,100              82,350
 * Internet Commerce Corp.                                    4,000               3,840
 * Internet Pictures Corp.                                    4,350               9,657
 * Internet Security Systems, Inc.                           74,700           1,267,659
 * Interphase Corp.                                           5,400              92,340
   Interpool, Inc.                                           38,000             577,600
 * Interpore International, Inc.                             26,700             325,206
   Interstate Bakeries Corp.                                 65,700           1,034,775
 * Interstate Hotels & Resorts, Inc.                         23,840             128,259
   Inter-Tel, Inc.                                           37,500             907,500
 * Intervoice, Inc.                                          50,618             529,464
 * Interwoven, Inc.                                          56,207             841,990
 * Intest Corp.                                               8,600              48,504
 * Intevac, Inc.                                             12,000             203,880
 * Intrado, Inc.                                             23,600             470,820
 * Intraware, Inc.                                           14,200              30,956
 * Introgen Therapeutics, Inc.                               34,975             245,524
 * Intrusion, Inc.                                           16,200              12,150
 * Intuitive Surgical, Inc.                                   3,908              59,675
   Invacare Corp.                                            42,900           1,673,100
 * Inveresk Resh                                             25,507             561,409
 * Inverness Medical Innovations, Inc.                        7,461             176,826
 * Investment Technology Group, Inc.                         70,700           1,251,390
 * INVESTools, Inc.                                           4,283   $           5,825
   Investors Title Co.                                        1,400              42,840
 * Invision Technologies, Inc.                               25,400             757,428
 * Invivo Corp.                                               6,600             139,663
 * Iomed, Inc.                                                7,200              16,200
   Iomega Corp.                                              76,295             418,860
 * Ion Networks, Inc.                                         6,500                 325
 * Ionics, Inc.                                              26,300             845,545
 * Iridex Corp.                                               6,800              37,298
   Irwin Financial Corp.                                     41,200           1,246,712
   Isco, Inc.                                                 5,635              54,885
 * Isis Pharmaceuticals, Inc.                                83,300             498,967
*# Island Pacific, Inc.                                      55,300             122,766
 * Isle of Capri Casinos, Inc.                               53,200           1,072,033
*# Isolagen Inc.                                             14,800              98,124
 * Iteris Holdings, Inc.                                        300                 615
 * ITLA Capital Corp.                                         5,800             291,276
 * Itron, Inc.                                               30,700             589,133
 * ITXC Corp.                                                45,200             178,540
 * Ixia                                                      93,400           1,189,916
 * IXYS Corp.                                                49,124             412,642
 * J & J Snack Foods Corp.                                   12,200             439,200
 * J Net Enterprises, Inc.                                    8,400               9,660
 * J. Alexander's Corp.                                       6,700              50,250
 * J. Jill Group, Inc.                                       29,400             374,556
 * j2 Global Communication, Inc.                             34,332             975,715
 * Jack in the Box, Inc.                                     54,000           1,125,900
 # Jacksonville Bancorp, Inc.                                 1,600              59,768
 * Jaclyn, Inc.                                               1,300               6,175
 * Jaco Electronics, Inc.                                     5,659              39,899
 * Jacuzzi Brands, Inc.                                     112,378             724,838
 * Jakks Pacific, Inc.                                       36,923             501,784
 * Jarden Corp.                                              39,150           1,059,007
 * JDA Software Group, Inc.                                  42,812             780,035
   Jefferies Group, Inc.                                     49,900           1,560,872
 * Jennifer Convertibles, Inc.                                1,300               4,355
   JLG Industries, Inc.                                      65,100             979,104
 * JLM Industries, Inc.                                       6,500               8,937
 * JMAR Industries, Inc.                                     23,700              38,631
 * Jo-Ann Stores, Inc.                                        8,575             171,929
 * Johnson Outdoors, Inc.                                     6,700              96,815
 * Jones Lang LaSalle, Inc.                                  46,800             980,460
 * Jos. A. Bank Clothiers, Inc.                              10,000             412,100
 * Joule, Inc.                                                1,500               2,272
 * Journal Register Co.                                      61,500           1,226,925
 * Joy Global, Inc.                                          73,200           1,537,200
 * JPS Industries, Inc.                                       9,200              20,056
 * Juno Lighting, Inc.                                          980              21,442
 * Jupitermedia Corp.                                        28,080             141,804
   K Swiss, Inc. Class A                                     18,300             891,393
 * K-Tel International, Inc.                                  3,800                 237
 * K-Tron International, Inc.                                 2,400              40,704
 * K-V Pharmaceutical Co. Class A                            46,050           1,201,905
 * K-V Pharmaceutical Co. Class B                            15,375             406,054
 * K2, Inc.                                                  42,462             649,669
 * Kadant, Inc.                                              20,420             366,539
 * Kaiser Aluminum Corp.                                     80,100               6,408
   Kaman Corp. Class A                                       34,200             440,154
*# Kansas City Southern Industries,
     Inc.                                                    92,600           1,231,580
 * Katy Industries, Inc.                                      8,300              51,045

                                                             SHARES              VALUE+
                                                             ------              ------
   Kaydon Corp.                                              42,100   $       1,028,082
 * KBK Capital Corp.                                          2,200               4,290
 * KCS Energy, Inc.                                          57,400             520,044
 * Keane, Inc.                                               98,164           1,384,112
 * Keith Companies, Inc.                                      9,600             136,896
   Keithley Instruments, Inc.                                19,800             357,390
   Kellwood Co.                                              39,776           1,521,034
   Kelly Services, Inc.                                      49,905           1,421,294
 * Kemet Corp.                                              134,823           1,779,664
 * Kendle International, Inc.                                18,903             129,486
   Kennametal, Inc.                                          35,200           1,353,088
 * Kennedy-Wilson, Inc.                                       8,800              53,152
 * Kensey Nash Corp.                                         17,200             361,716
*# Keravision, Inc.                                           7,400                   7
   Kewaunee Scientific Corp.                                  2,000              22,600
 * Key Energy Group, Inc.                                   183,400           1,670,774
 * Key Technology, Inc.                                       4,700              65,424
 * Key Tronic Corp.                                           8,600              18,395
 * Keynote Systems, Inc.                                     18,600             229,524
 * Keystone Automotive Industries,
     Inc.                                                    22,240             541,989
 * Keystone Consolidated Industries,
     Inc.                                                     2,100                 262
 * Kforce, Inc.                                              46,100             389,545
 * KFX, Inc.                                                 70,100             419,899
   Kimball International, Inc. Class B                       35,200             521,664
 * Kindred Healthcare, Inc.                                  26,500           1,367,135
 * Kirby Corp.                                               36,200           1,086,000
 * Kirklands, Inc.                                           17,200             359,480
 * Kit Manufacturing Co.                                        300                   0
   Klamath First Bancorp, Inc.                                6,800             174,420
   Knape & Vogt Manufacturing Co.                             2,290              25,785
 * Knight Trading Group, Inc.                                50,956             735,295
 * Knight Transportation, Inc.                               56,025           1,357,486
 * Koala Corp.                                                6,500                 747
 * Komag Inc.                                                34,709             572,351
 * Kontron Mobile Computing, Inc.                             8,900               3,355
 * Kopin Corp.                                              103,587             733,396
 * Korn/Ferry International                                  56,400             565,692
*# Kos Pharmaceuticals, Inc.                                 32,100           1,428,450
 * Kosan Biosciences, Inc.                                   37,224             354,000
   Koss Corp.                                                 3,600              65,880
 * Kroll, Inc.                                               62,560           1,498,312
 * Kronos, Inc.                                              38,900           1,523,713
 * Kulicke & Soffa Industries, Inc.                          75,034           1,236,560
 * KVH Industries, Inc.                                      17,300             545,642
 * Kyphon, Inc.                                              57,700           1,580,980
 * La Jolla Pharmceutical Co.                                76,200             220,980
   La-Z-Boy, Inc.                                            82,000           1,656,400
 * LaBarge, Inc.                                             15,700              98,125
 * LabOne, Inc.                                              17,650             511,674
 * Labor Ready, Inc.                                         60,800             693,120
   Labranche & Co., Inc.                                     54,800             453,196
   Laclede Group, Inc.                                       28,000             819,000
 * LaCrosse Footwear, Inc.                                    5,800              31,900
   Ladish Co., Inc.                                          19,500             160,095
   Lakeland Bancorp, Inc.                                    13,119             209,904
 * Lakeland Industries, Inc.                                  2,420              31,291
 * Lakes Entertainment, Inc.                                 10,975             158,029
 * Lamson & Sessions Co.                                     20,000             117,000
   Lance, Inc.                                               62,400             874,224
 * Lancer Corp.                                               9,325   $          51,194
   Landamerica Financial Group, Inc.                         27,900           1,434,060
   Landauer, Inc.                                            12,400             466,240
 * Landec Corp.                                              31,790             206,635
   Landry's Restaurants, Inc.                                41,400           1,015,128
 * Landstar Systems, Inc.                                    36,400           1,310,400
 * Lannet Co., Inc.                                          30,030             538,138
 * Lantronix, Inc.                                           15,000              16,800
 * Larscom, Inc.                                              1,157               5,854
 * Laserscope                                                25,950             415,200
 * Latitude Communications, Inc.                             28,400             110,760
 * Lattice Semiconductor Corp.                              165,266           1,565,069
   Lawson Products, Inc.                                      9,600             325,728
 * Lawson Software, Inc.                                    146,808           1,239,060
 * Layne Christensen Co.                                     11,600             120,640
 * Lazare Kaplan International, Inc.                          8,700              58,725
 * LCA-Vision, Inc.                                          16,150             270,997
 * LCC International, Inc. Class A                           21,900             107,529
 * Learning Tree International, Inc.                         25,600             444,672
 * Lecroy Corp.                                              10,100             168,670
 * Lectec Corp.                                               3,900               1,950
   Leesport Financial Corp.                                     525              12,758
   Lennox International, Inc.                                87,905           1,494,385
 * Lesco, Inc.                                               18,300             233,691
*# Level 8 Systems, Inc.                                      4,629               1,805
 * Lexar Media, Inc.                                         87,097           1,860,392
 * Lexent, Inc.                                              39,200              57,232
 * Lexicon Genetics, Inc.                                    91,200             478,800
   Libbey, Inc.                                              20,400             597,924
 * Liberate Technologies, Inc.                              106,300             390,653
   Liberty Corp.                                             27,300           1,213,485
   Liberty Homes, Inc. Class A                                  200               1,020
 * Lifecell Corp.                                            37,700             211,120
 * Lifecore Biomedical, Inc.                                 19,300             129,310
 * Lifeline Systems, Inc.                                     4,100             143,500
 # Lifetime Hoan Corp.                                       15,862             222,068
 * Ligand Pharmaceuticals, Inc.
     Class B                                                103,477           1,384,522
 * Lightbridge, Inc.                                         40,121             386,365
 * Lightning Rod Software, Inc.                                 580                 696
 * LightPath Technologies, Inc.                               1,850               5,421
 * Lin TV Corp.                                              39,300             882,285
   Lincoln Electric Holdings                                 62,062           1,571,410
   Lindsay Manufacturer Co.                                  17,600             428,912
*# Linens 'n Things, Inc.                                    66,300           1,949,883
 * Lionbridge Technologies, Inc.                             31,197             336,928
 * Lipid Sciences, Inc.                                      10,258              25,440
   Liquid Audio, Inc.                                        19,100               5,253
*# Liquidmetal Technologies, Inc.                             5,500              11,550
   Lithia Motors, Inc. Class A                               20,910             518,986
 * Littlefuse, Inc.                                          32,500             968,175
 * LMI Aerospace, Inc.                                        7,900              14,141
   LNB Bancorp, Inc.                                          1,200              25,020
 # LNR Property Corp.                                        29,900           1,323,075
 * Local Financial Corp.                                      9,500             188,765
 * Lodgenet Entertainment Corp.                              18,900             341,145
 * Lodgian, Inc.                                                155                 967
*# Log On America, Inc.                                         600                   2
 * Logic Devices, Inc.                                        6,700              12,261
 * LogicVision, Inc.                                         12,600              56,574
 * Logility, Inc.                                            13,200              64,152

                                                             SHARES              VALUE+
                                                             ------              ------
*  Lojack Corp.                                              22,100   $         195,806
   Lone Star Steakhouse & Saloon,
     Inc.                                                    31,300             722,091
 * Lone Star Technologies, Inc.                              42,200             584,470
   Longs Drug Stores Corp.                                   56,200           1,376,900
   Longview Fibre Co.                                        76,000             833,720
 * LookSmart, Ltd.                                          142,767             212,723
 * LOUD Technologies, Inc.                                   12,400              36,580
 * Louisiana-Pacific Corp.                                  105,900           1,915,731
   Lowrance Electronics, Inc.                                 2,200              44,990
   LSB Bancshares, Inc. NC                                    5,156              97,294
   LSB Corp.                                                  4,300              74,609
   LSI Industries, Inc.                                      29,327             365,121
 * LTX Corp.                                                 78,100           1,302,708
 * Luby's, Inc.                                              39,700             149,272
   Lufkin Industries, Inc.                                    6,400             166,336
 * Luminex Corp.                                             44,555             470,055
 * Lydall, Inc.                                              23,300             285,192
 * Lynch Corp.                                                1,500              16,028
 * Lynch Interactive Corp.                                    2,800              65,870
 * M & F Worldwide Corp.                                     19,500             270,075
 * M-Wave, Inc.                                               2,900               1,711
   M/I Schottenstein Homes, Inc.                             21,600             828,360
   MacDermid, Inc.                                           46,500           1,525,200
 * Mace Security International, Inc.                         11,200              22,400
 * Mac-Gray Corp.                                            12,600              63,000
 * Macromedia, Inc.                                          74,488           1,527,749
 * Macrovision Corp.                                         73,100           1,673,990
 * Madden (Steven), Ltd.                                     19,600             419,048
   MAF Bancorp, Inc.                                         37,659           1,653,607
 * Magic Lantern Group, Inc.                                  1,700               2,363
*# Magma Design Automation, Inc.                             48,283           1,136,099
 * Magna Entertainment Corp.                                 22,300             104,810
 * Magnetek, Inc.                                            36,400             234,780
 * Magnum Hunter Resources, Inc.                             98,302             883,735
 * MAI Systems Corp.                                          3,400                 459
 * MAII Holdings, Inc.                                        3,400                   0
 * Mail-Well, Inc.                                           83,000             313,740
 * Main Street & Main, Inc.                                  15,500              37,975
   Main Street Banks, Inc.                                   28,000             741,440
   Maine & Maritimes Corp.                                    1,600              55,200
 * MAIR Holdings, Inc.                                       30,516             232,227
 * Major Automotive Companies, Inc.                           3,280               2,066
 * Management Network Group, Inc.                            34,000             109,752
 * Manatron, Inc.                                             1,102               9,367
 * Manchester Technologies, Inc.                              8,000              26,400
*# Manhattan Associates, Inc.                                43,400           1,320,662
   Manitowoc Co., Inc.                                       39,650           1,070,550
 * Mannatech, Inc.                                           13,500             164,700
 * Manning (Greg) Auctions, Inc.                              9,200             103,500
 * Manufacturers' Services Ltd.                              47,800             291,580
 * Manugistic Group, Inc.                                   108,900             725,274
 * Mapics, Inc.                                              34,056             411,056
 * Mapinfo Corp.                                             23,100             204,435
 * Marimba, Inc.                                             37,200             191,208
   Marine Products Corp.                                     17,020             278,277
 * MarineMax, Inc.                                           29,375             558,125
 * Marisa Christina, Inc.                                     6,700              10,720
   Maritrans, Inc.                                            7,800             129,558
*# MarketWatch.com, Inc.                                     26,041             230,723
 * MarkWest Hydrocarbon, Inc.                                 9,350             107,525
 * Marlton Technologies, Inc.                                 7,800   $           4,251
   Marsh Supermarkets, Inc. Class A                           1,600              17,584
   Marsh Supermarkets, Inc. Class B                           4,500              49,500
 * Martek Biosciences Corp.                                  31,500           1,913,310
 * Marten Transport, Ltd.                                     6,300             151,956
 * Martha Stewart Living
     Omnimedia, Ltd.                                         28,300             276,774
 * Mascotech, Inc.                                           60,200                   0
   MASSBANK Corp.                                             4,700             189,692
   Massey Energy Co.                                        110,600           1,537,340
 * Mastec, Inc.                                              70,850             940,888
 * Material Sciences Corp.                                   21,300             202,137
 * Matria Healthcare, Inc.                                   15,269             311,946
*# Matritech, Inc.                                           30,500              62,525
 * Matrix Bancorp, Inc.                                       6,500              59,410
 * Matrix Service Co.                                        24,400             389,180
 * MatrixOne, Inc.                                           83,200             495,040
 * Matrixx Initiatives, Inc.                                 14,200             239,270
   Matthews International Corp.
     Class A                                                 48,400           1,377,948
 * Mattson Technology, Inc.                                  67,445           1,035,281
 * Maui Land & Pineapple Company,
     Inc.                                                    10,200             319,260
 * Maverick Tube Corp.                                       62,900           1,162,392
 * Max & Ermas Restaurants, Inc.                              2,300              42,838
 * Maxco, Inc.                                                3,100               8,138
   Maxcor Financial Group, Inc.                               9,372             122,773
 * Maxicare Health Plans, Inc.                                3,580                 895
*# Maxim Pharmaceuticals, Inc.                               33,833             240,891
 * Maximus, Inc.                                             31,300           1,186,270
 * Maxwell Shoe Company, Inc.                                21,600             379,944
 * Maxwell Technologies, Inc.                                20,760             167,118
 * Maxxam, Inc.                                               8,900             142,400
 * Maxygen, Inc.                                             52,137             565,686
 * Mayor's Jewelers, Inc.                                    20,300              15,225
 * Mays (J.W.), Inc.                                            200               2,724
   MB Financial, Inc.                                        25,800           1,340,568
 * McDATA Corp.                                             121,454           1,292,271
   McGrath Rent Corp.                                        18,200             498,498
*# McMoran Exploration Co.                                   25,064             450,149
   McRae Industries, Inc. Class A                             2,600              23,790
 * Meade Instruments Corp.                                   29,800             125,160
 * Meadow Valley Corp.                                        2,400               3,958
 * Meadowbrook Insurance Group,
     Inc.                                                    13,900              55,600
*# Measurement Specialties, Inc.                             12,900             176,601
 * Mechanical Technology, Inc.                                4,700              23,500
 * Medarex, Inc.                                            117,170             796,756
 * MedCath Corp.                                             17,249             163,676
*# Med-Design Corp.                                          24,500              90,895
 * Media 100, Inc.                                            7,100               5,325
 * Media Arts Group, Inc.                                    20,600              81,164
   Media General, Inc. Class A                                3,100             207,359
 * MediaBay, Inc.                                            14,700              19,257
 * Mediacom Communications Corp.                            136,000           1,048,560
 * Medialink Worldwide, Inc.                                  5,900              18,290
 * Medical Action Industries, Inc.                           14,900             247,340
 * Medical Staffing Network Holdings,
     Inc.                                                    44,300             431,925
 * Medicore, Inc.                                             3,800               8,759
*# Medifast, Inc.                                            15,900             241,680

                                                             SHARES              VALUE+
                                                             ------              ------
 * Medquist, Inc.                                            64,700   $         995,733
 * MedSource Technologies, Inc.                              40,500             187,110
 * Medstone International, Inc.                               3,900              18,412
 * MEDTOX Scientific, Inc.                                    5,030              28,168
 * Memberworks, Inc.                                         17,500             474,775
 * Mens Warehouse, Inc.                                      59,100           1,816,143
   Mentor Corp.                                              69,600           1,534,680
*# Mentor Graphics Corp.                                    102,400           1,500,160
   Mercantile Bank Corp.                                      1,200              41,160
   Merchants Bancshares, Inc.                                 6,150             181,425
   Merchants Group, Inc.                                      1,300              31,636
 * Mercury Air Group, Inc.                                    4,950              24,255
 * Mercury Computer Systems, Inc.                            31,500             754,425
 * Merge Technologies, Inc.                                  17,094             299,145
   Meridian Bioscience, Inc.                                 20,583             213,446
*# Meridian Resource Corp.                                   75,300             343,368
 * Merit Medical Systems, Inc.                               28,725             899,093
 * Meritage Corp.                                            18,200           1,149,330
 * Merix Corp.                                               21,619             451,405
 * Merrimac Industries, Inc.                                  2,860              17,017
 * Mesa Air Group, Inc.                                      47,200             568,760
   Mesa Labs, Inc.                                            3,300              29,849
 * Mestek, Inc.                                               5,400             101,520
 * Meta Group, Inc.                                          12,700              71,374
 * MetaSolv, Inc.                                            40,000              96,000
   Methode Electronics, Inc. Class A                         34,100             437,503
   Met-Pro Corp.                                              8,100             122,310
 # Metris Companies, Inc.                                    84,700             377,762
*# Metro One Telecommunications,
     Inc.                                                    33,950              65,863
   MetroCorp. Bancshares, Inc.                                7,000              99,015
 * Metrologic Instruments, Inc.                              16,200             441,288
 * Metromedia International Group,
     Inc.                                                    44,700               6,817
   MFB Corp.                                                  1,300              40,983
 * MFRI, Inc.                                                 4,900              13,083
   MGE Energy, Inc.                                          26,492             848,009
 * MGI Pharma, Inc.                                          45,100           1,730,487
   MGP Ingredients, Inc.                                      8,000              94,400
 * Michael Anthony Jewelers, Inc.                             7,400              15,059
 * Micrel, Inc.                                             122,273           2,090,868
*# Micro Component Technology, Inc.                          14,052              21,078
 * Micro Linear Corp.                                        12,000              72,000
 * MicroFinancial, Inc.                                      13,000              41,470
 * Micromuse, Inc.                                          117,493             945,819
 * Micros Systems, Inc.                                      27,100           1,172,346
 * Micros to Mainframes, Inc.                                 4,900               6,664
 * Microsemi Corp.                                           43,500           1,054,005
 * MicroStrategy, Inc.                                       10,200             550,800
 * Microtek Medical Holdings, Inc.                           63,210             258,529
 * Micro-Therapeutics, Inc.                                  21,500              79,980
 * Microtune, Inc.                                           63,300             138,627
 * Microvision, Inc.                                         26,746             207,282
 * Midas, Inc.                                               22,600             342,390
   Middleby Corp.                                            13,100             446,985
   Middlesex Water Co.                                        8,400             168,000
   Midland Co.                                                6,600             139,788
   Mid-State Bancshares                                      34,896             902,062
*# Midway Games, Inc.                                        69,900             236,262
   Midwest Banc Holdings, Inc.                               26,050             570,495
 * Midwest Express Holdings, Inc.                            22,400              92,960
*# Mikohn Gaming Corp.                                       19,600   $          85,456
   Milacron, Inc.                                            58,600             135,952
*# Millennium Cell, Inc.                                     44,800             116,928
   Millennium Chemicals, Inc.                                94,900           1,026,818
 * Miller Industries, Inc.                                    9,280              57,536
 * Millerbuilding Systems Escrow
     Shares                                                   3,200                 960
 * Millicom International Cellular S.A.                          81               6,480
 * Miltope Group, Inc.                                        5,800              34,916
 * MIM Corp.                                                 31,700             223,485
   Mine Safety Appliances Co.                                12,000             805,560
   Minerals Technologies, Inc.                               26,100           1,395,045
 * Minorplanet Systems USA, Inc.                              4,460               1,962
   Minuteman International, Inc.                              1,000               9,230
 * MIPS Technologies, Inc.                                   22,200             120,990
*# Miravant Medical Technologies                              1,800               1,854
 * Misonix, Inc.                                              9,300              37,860
 * Mission Resources Corp.                                   34,200              61,560
 * Mississippi Chemical Corp.                                 4,742                 379
 * Mitcham Industries, Inc.                                   8,700              17,922
 * Mitek Systems, Inc.                                       11,100              25,097
 * Mity Enterprises, Inc.                                     5,000              92,100
 * MKS Instruments, Inc.                                     72,242           2,001,826
*# MKTG Services, Inc.                                          471               2,859
 * Mobile Mini, Inc.                                         21,547             425,122
 * Mobility Electronics, Inc.                                34,800             389,760
 * Mobius Management Systems, Inc.                           17,100             256,671
   Mocon, Inc.                                                5,500              47,190
 * Modem Media, Inc.                                          1,800              11,358
   Modine Manufacturing Co.                                  50,295           1,283,025
 * Mod-Pac Corp.                                              2,750              21,533
 * Mod-Pac Corp. Class B                                      1,112               8,707
 * Modtech Holdings, Inc.                                    18,852             156,283
 * Moldflow Corp.                                            15,109             169,976
 * Molecular Devices Corp.                                   34,540             684,928
 * Monaco Coach Corp.                                        43,150           1,003,669
 * Monarch Casino and Resort, Inc.                            8,000              81,120
 * Mondavi (Robert) Corp. Class A                            14,400             504,000
 * Monolithic System Technology, Inc.                        45,933             342,660
 * Monro Muffler Brake, Inc.                                 12,300             272,445
 * Monterey Pasta Co.                                        21,300              81,579
*# Mony Group, Inc.                                           6,100             192,272
 * Moog, Inc. Class A                                        12,800             556,800
 * Moog, Inc. Class B                                         2,200              96,404
 * Moore Medical Corp.                                        3,100              20,770
 * Morgan Group Holding Co.                                   4,400                 550
 * Morgan's Foods, Inc.                                         900               1,350
 * Morton Industrial Group, Inc.
     Class A                                                  1,000                 600
 * Mossimo, Inc.                                             16,600              82,170
 * Mother's Work, Inc.                                        7,654             193,340
 * Motor Car Parts & Accessories,
     Inc.                                                     2,500              14,075
   Movado Group, Inc.                                        12,000             326,280
*# Movie Gallery, Inc.                                       48,800             863,272
 * MPS Group, Inc.                                          154,000           1,416,800
 * MPW Industrial Services Group                              5,000              11,175
 * MRO Software, Inc.                                        36,800             507,840
 * MRV Communications, Inc.                                 153,500             615,535
   MSC Industrial Direct Co., Inc.
     Class A                                                 33,100             871,854

                                                             SHARES              VALUE+
                                                             ------              ------
 * MSC Software Corp.                                        45,300   $         446,205
 * MTC Technologies, Inc.                                    14,800             443,260
*# MTI Technology Corp.                                       1,300               3,185
 * MTR Gaming Group, Inc.                                    40,714             451,925
   MTS Systems Corp.                                         32,140             596,840
 * Mueller Industries, Inc.                                  50,445           1,630,382
 * Multi Color Corp.                                          1,500              43,125
 * Multimedia Games, Inc.                                    19,700             806,321
   MutualFirst Financial, Inc.                                2,000              51,180
   Myers Industries, Inc.                                    39,563             495,724
 * Mykrolis Corp.                                            59,800             947,232
 * Myriad Genetics, Inc.                                     40,600             479,892
   Mystic Financial, Inc.                                     1,575              44,179
 * Nabi Biopharmaceuticals                                   69,550             749,054
   Nacco Industries, Inc. Class A                             6,500             507,000
*# Nanogen, Inc.                                             36,600             120,780
 * Nanometrics, Inc.                                         17,194             251,032
 * Nanophase Technologies Corp.                              23,598             126,485
 * Napco Security Systems, Inc.                               2,150              17,469
   Nara Bancorp, Inc.                                         7,000             153,370
   Nash-Finch Co.                                            17,900             359,969
 * Nashua Corp.                                               5,800              50,924
 * Nassda Corp.                                              38,875             274,069
*# Nastech Pharmaceutical Co., Inc.                          14,500             145,725
 * NATCO Group, Inc. Class A                                 16,800             100,800
 * Nathans Famous, Inc.                                       7,000              36,260
 * National Beverage Corp.                                   18,100             272,948
 * National Dentex Corp.                                      3,500              73,850
 * National Equipment Services, Inc.                          7,600                 532
 * National Home Health Care Corp.                            5,465              48,311
 * National Medical Health Card
     Systems, Inc.                                            7,200             165,600
   National Penn Bancshares, Inc.                            36,284           1,215,514
   National Presto Industries, Inc.                           6,800             242,080
 * National Processing, Inc.                                116,000           2,813,000
 * National Research Corp.                                    7,000             108,423
 * National RV Holdings, Inc.                                11,900             127,925
 * National Steel Corp. Class B                               2,000                   8
 * National Technical Systems, Inc.                           8,600              49,364
 * National Western Life Insurance Co.
     Class A                                                  1,000             146,205
 * Natrol, Inc.                                              10,000              29,000
 * Natural Alternatives International,
     Inc.                                                     5,400              32,022
   Nature's Sunshine Products, Inc.                          20,466             165,365
 * Natus Medical, Inc.                                       14,600              54,896
 # Nautilus Group, Inc.                                      48,900             695,847
*# Navarre Corp.                                             32,400             230,364
 * Navidec, Inc.                                                644                 692
 * Navigant Consulting, Inc.                                 65,300           1,129,690
*# Navigant International, Inc.                              23,200             322,480
 * Navigators Group, Inc.                                     8,400             267,204
   NBT Bancorp                                               48,956           1,071,157
 * NCI Building Systems, Inc.                                26,900             626,501
 * NCO Group, Inc.                                           38,332             885,469
 * NCO Portfolio Management, Inc.                             1,945              14,588
 # NDChealth Corp.                                           52,800           1,412,400
 * Nektar Therapeutics                                       83,269           1,097,485
   Nelson (Thomas), Inc.                                     13,100             230,560
*# Neoforma, Inc.                                            27,937             445,875
 * Neogen Corp.                                               6,100             128,283
 * NeoMagic Corp.                                            45,900   $         148,716
 * NEON Systems, Inc.                                         8,600              30,960
 * Neopharm, Inc.                                            28,217             506,213
 * Neose Technologies, Inc.                                  25,900             218,337
 * Neoware Systems, Inc.                                      6,900             115,713
   Net Perceptions, Inc.                                     22,600               7,684
 * Net2Phone, Inc.                                           47,200             297,360
   NetBank, Inc.                                             57,533             753,682
 * Netegrity, Inc.                                           52,100             638,225
 * Netflix, Inc.                                             37,200           1,822,800
 * Netguru, Inc.                                             17,200              20,468
 * NetIQ Corp.                                               85,487           1,024,989
 * NetManage, Inc.                                           10,442              56,387
 * Netopia, Inc.                                             32,100             491,130
 * NetRatings, Inc.                                          47,563             481,338
 * Netscout System, Inc.                                     43,000             374,960
 * NetSolve, Inc.                                            12,100              99,704
 * Network Engines, Inc.                                     50,700             529,308
 * Network Equipment Technologies,
     Inc.                                                    34,500             358,800
*# Network Plus Corp.                                        14,500                  17
 * Neurobiological Technologies, Inc.                         2,700              12,015
 * Neurogen Corp.                                            26,417             168,567
   Nevada Chemicals, Inc.                                     2,500              12,723
 * Nevada Gold & Casinos, Inc.                               15,850             188,615
 * New Brunswick Scientific Co., Inc.                         7,660              46,718
 * New Century Equity Holdings Corp.                         33,400              10,688
 # New Century Financial Corp.                               51,150           1,946,258
   New England Business Services, Inc.                       19,800             594,000
 * New Focus, Inc.                                           83,129             406,501
   New Hampshire Thrift BancShares,
     Inc.                                                       200               6,200
 * New Horizons Worldwide, Inc.                              10,200              62,730
   New Jersey Resources Corp.                                40,800           1,566,720
   Newmil Bancorp, Inc.                                       4,400             117,876
 * Newpark Resources, Inc.                                  121,300             487,626
 * Newport Corp.                                             54,718             931,848
 * Newtek Business Services, Inc.                             2,600              15,444
 * Niagara Corp.                                              8,200              23,124
 * NIC, Inc.                                                 87,400             615,296
   Nitches, Inc.                                                864               4,018
   NL Industries, Inc.                                       68,800           1,230,144
 * NMS Communications Corp.                                  51,800             303,030
 * NMT Medical, Inc.                                         11,500              40,250
   NN, Inc.                                                  15,250             177,205
 * Nobel Learning Communities, Inc.                           6,500              31,850
 * Nobility Homes, Inc.                                       4,100              43,706
   Noble International, Ltd.                                 11,660             196,005
 * Noel Group, Inc.                                           8,000                  24
 # Noland Co.                                                   200               7,413
   Nordson Corp.                                             49,600           1,612,496
 * Norstan, Inc.                                             19,500              60,450
 * North America Galvanizing &
     Coatings, Inc.                                           6,700               9,179
 * North American Scientific, Inc.                           14,300             143,000
   North Central Bancshares, Inc.                             1,700              65,467
 * North Coast En                                             9,200              98,440
   North Pittsburgh Systems, Inc.                            22,000             405,438
   Northeast Bancorp                                            900              18,225
   Northeast Pennsylvania Financial
     Corp.                                                    4,400              85,800

                                                             SHARES              VALUE+
                                                             ------              ------
   Northern Technologies International
     Corp.                                                    3,000   $          14,985
*# Northfield Laboratories, Inc.                             21,700             125,860
 * Northland Cranberries, Inc.                                6,900               4,968
   Northrim BanCorp, Inc.                                     6,068             138,542
*# Northwest Airlines Corp.                                 128,800           1,701,448
   Northwest Bancorp, Inc.                                   71,404           1,565,890
   Northwest Natural Gas Co.                                 38,600           1,177,300
 * Northwest Pipe Co.                                         6,300              93,240
 * Novadigm, Inc.                                            28,200             104,340
*# Novamed Eyecare, Inc.                                     19,300              46,320
 * Novavax, Inc.                                             45,200             259,900
 * Novell, Inc.                                               6,970              66,215
 * Noven Pharmaceuticals, Inc.                               33,308             457,319
 * Novoste Corp.                                             23,100             115,731
*# NPS Pharmaceuticals, Inc.                                 55,200           1,665,936
 * NS Group, Inc.                                            31,300             233,811
 * NTN Communications, Inc.                                  63,793             248,793
 * Nu Horizons Electronics Corp.                             23,700             190,074
*# Nucentrix Broadband Networks,
     Inc.                                                    10,400              16,120
 * NuCo2, Inc.                                               16,000             201,280
 * Nuevo Energy Co.                                          28,900             570,486
   NUI Corp.                                                 29,892             467,212
 * Numerex Corp. Class A                                     10,800              42,120
   NuSkin Enterprises, Inc.                                  46,400             805,968
 * Nutraceutical International Corp.                         15,776             204,299
 * Nutramax Products, Inc.                                    3,300                   3
 * Nutrition 21, Inc.                                        11,400              10,830
 * Nuvelo, Inc.                                             110,467             431,926
   NWH, Inc.                                                  4,200              81,606
 * NYFIX, Inc.                                               46,481             387,187
   Nymagic, Inc.                                              8,700             233,421
 * O'Charleys, Inc.                                          31,250             532,813
 * O.I. Corp.                                                 2,700              19,265
   Oak Hill Financial, Inc.                                   3,000              93,000
   Oakley, Inc.                                              98,800           1,294,280
 * OAO Technology Solutions, Inc.                            17,700              55,224
 * Obie Media Corp.                                           5,900              16,019
 * Oceaneering International, Inc.                           36,300             793,155
   OceanFirst Financial Corp.                                19,732             520,333
 * Ocular Sciences, Inc.                                     35,700           1,022,091
 * Ocwen Financial Corp.                                     94,934             659,791
 * Odd Job Stores, Inc.                                      12,700              38,735
 * Odetics, Inc. Series B                                       200                  80
 * Odyssey Healthcare, Inc.                                  53,800           1,915,818
 * Officemax, Inc.                                          159,500           1,567,885
 * Offshore Logistics, Inc.                                  33,800             853,450
*# Oglebay Norton Co.                                         5,300               9,858
*# Ohio Casualty Corp.                                       88,600           1,507,086
 * Oil States International, Inc.                            67,131             843,165
   Oil-Dri Corp. of America                                   4,200              62,958
 * Old Dominion Freight Lines, Inc.                          24,000             764,880
   Olin Corp.                                                87,552           1,594,322
 * Olympic Steel, Inc.                                        9,600              54,192
 * OM Group, Inc.                                            42,500           1,028,925
   Omega Financial Corp.                                      8,200             311,600
 * Omega Protein Corp.                                       35,700             223,125
 * Omnicell, Inc.                                            33,600             442,176
*# OmniVision Technologies, Inc.                             32,000           2,085,120
 * Omnova Solutions, Inc.                                    13,900              50,735
 * Omtool, Ltd.                                               1,785   $          12,816
 * On Assignment, Inc.                                       35,200             178,464
 * On Command Corp.                                          23,100              42,851
 * ON Semiconductor Corp.                                   385,900           2,539,222
 * On Technology Corp.                                       44,000             173,096
 * On2.cCom, Inc.                                            75,000             120,000
 * One Price Clothing Stores, Inc.                            2,957               1,656
 # Oneida, Ltd.                                              24,900             118,275
 * OneSource Information Services,
     Inc.                                                    11,900             117,084
 * Online Resources Corp.                                    22,300             143,612
 * Onyx Acceptance Corp.                                      5,100              56,202
 * Onyx Pharmacueticals, Inc.                                43,700           1,257,686
 * ONYX Software Corp.                                       20,800              83,845
 * OPENT Technologies, Inc.                                  29,300             527,107
 * OpenTV Corp.                                              40,846             141,736
 * Openwave Systems Inc.                                     51,299             617,127
 * Opinion Research Corp.                                     6,700              37,989
 * Oplink Communications, Inc.                               53,100             126,909
 * Opti, Inc.                                                11,600              16,472
 * Optical Communication Products,
     Inc.                                                    44,350             176,070
 * Optical Sensors, Inc.                                      1,633               6,695
 * OpticNet, Inc.                                             5,600                   6
 * Optika, Inc.                                               8,200              35,670
 * Option Care, Inc.                                         31,300             311,122
 * OraSure Technologies, Inc.                                65,900             549,606
 * Orbit International Corp.                                  1,582              10,598
 * Orbital Sciences Corp.                                    71,900             659,323
 * Oregon Steel Mills, Inc.                                  38,800             115,236
*# Orleans Homebuilders, Inc.                                11,300             320,242
 * Orphan Medical, Inc.                                      10,300              96,820
*# Orthodontic Centers of America,
     Inc.                                                    76,951             545,583
 * Orthologic Corp.                                          49,126             354,690
   Oshkosh B'Gosh, Inc. Class A                              14,500             313,200
   Oshkosh Truck Corp. Class B                               32,200           1,510,180
 * OSI Pharmaceutical, Inc.                                  58,773           1,747,321
*# OSI Systems, Inc.                                         21,800             405,044
 * Osteotech, Inc.                                           25,600             195,840
   Otter Tail Co.                                            38,600           1,051,078
   Outlook Group Corp.                                        2,400              12,000
 * Overland Storage, Inc.                                    19,475             382,879
   Overseas Shipholding Group, Inc.                          53,525           1,506,729
 * Overstock Com                                             24,400             385,764
   Owens & Minor, Inc.                                       50,600           1,073,226
 * Owosso Corp.                                               4,700                 376
   Oxford Industries, Inc.                                    7,500             512,100
*# Oxigene, Inc.                                             12,600             123,606
 * Oxis International, Inc.                                   7,900               4,582
 * OYO Geospace Corp.                                         5,100              67,779
 * P&F Industries, Inc. Class A                               1,300              11,050
 * P.F. Chang's China Bistro, Inc.                           35,500           1,916,290
 * Pacific Aerospace & Electronics,
     Inc.                                                       128                  14
   Pacific Capital Bancorp                                   50,933           1,881,974
   Pacific Crest Capital, Inc.                                2,120              54,548
 * Pacific Mercantile Bancorp                                 5,900              54,280
 * Pacific Premier Bancorp, Inc.                              2,400              23,160
 * Packaging Dynamics Corp.                                   4,120              44,702
 * Packeteer, Inc.                                           48,100             912,409

                                                             SHARES              VALUE+
                                                             ------              ------
 * Pac-West Telecomm, Inc.                                   23,100   $          51,282
 * Pain Therapeutics, Inc.                                   53,027             323,465
 * Palatin Technologies, Inc.                                    62                 192
*# Paligent, Inc.                                               347                  16
 * Palm Harbor Homes, Inc.                                   33,011             627,209
 * Palmone Inc.                                              46,984             703,350
 * Palmsource Inc.                                           13,781             352,656
 * PAM Transportation Services, Inc.                         16,150             315,733
   Pamrapo Bancorp, Inc.                                      5,100             126,327
 * Panavision, Inc.                                           3,600              21,330
*# Panera Bread Co.                                          39,600           1,543,608
 * Pantry, Inc.                                               9,900             228,007
*# Papa John's International, Inc.                           26,900             709,891
 * Par Technology Corp.                                       7,800              61,854
 * Paradyne Networks Corp.                                   55,455             254,538
 * Paragon Technologies, Inc.                                 4,200              40,278
 * Parallel Petroleum Corp.                                  31,000             118,079
 * Parametric Technology Corp.                              388,388           1,328,287
 * Parexel International Corp.                               38,400             709,632
   Park Bancorp, Inc.                                         1,200              34,188
   Park Electrochemical Corp.                                28,750             734,563
 * Parker Drilling Co.                                      137,000             327,430
*# Parkervision, Inc.                                        19,300             193,000
 * Park-Ohio Holdings Corp.                                  10,400              76,232
   Parkvale Financial Corp.                                   5,700             152,019
 * Parlex Corp.                                               6,300              51,345
 * Parlux Fragrances, Inc.                                    9,900              32,165
 * ParthusCeva, Inc.                                         10,833              94,789
 * Party City Corp.                                          24,722             355,008
 * Pathmark Stores, Inc.                                     42,179             306,220
 * Patient Infosystems, Inc.                                  8,800               2,552
   Patina Oil & Gas Corp.                                    44,465           1,995,589
   Patrick Industries, Inc.                                   4,500              38,610
   Patriot Bank Corp.                                         6,930             154,193
 * Patriot Transportation Holding, Inc.                       2,500              74,525
 * Paula Financial, Inc.                                      6,100               9,455
 * Paul-Son Gaming Corp.                                      4,100              24,518
 * Paxar Corp.                                               58,600             770,590
 * Paxson Communications Corp.                               88,700             425,760
 * Payless Cashways, Inc.                                       160                   0
 * Payless ShoeSource, Inc.                                 102,100           1,315,048
 * PC Connection, Inc.                                       37,150             325,063
 * PC Mall, Inc.                                             10,700             142,952
 * PC-Tel, Inc.                                              37,700             337,415
 * PDF Solutions, Inc.                                       33,959             375,926
 * PDI, Inc.                                                 21,500             621,350
 * PDS Gaming Corp.                                           1,100               2,200
 * PEC Solutions, Inc.                                       38,000             684,380
 * Pediatric Services of America, Inc.                        6,100              53,070
 * Pediatrix Medical Group, Inc.                             32,200           1,727,852
 * Peerless Manufacturing Co.                                 3,000              35,565
 * Peerless Systems Corp.                                    23,100              78,540
 * Peet's Coffee & Tea, Inc.                                 19,150             322,103
*# Pegasus Communications Corp.                               7,570             151,930
 * Pegasus Solutions, Inc.                                   37,233             442,328
 * Pegasystems, Inc.                                         51,900             415,200
 * Pemco Aviation Group, Inc.                                   950              26,975
 * Pemstar, Inc.                                             61,000             229,360
   Penford Corp.                                              7,300             105,339
   Penn Engineering & Manufacturing
     Corp. Class A                                            1,200              17,400
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                        15,000   $         246,000
 * Penn National Gaming, Inc.                                59,300           1,400,666
 * Penn Treaty American Corp.                                24,800              39,928
   Penn Virginia Corp.                                       12,600             591,066
   Penn-America Group, Inc.                                  22,100             322,881
   Pennfed Financial Services, Inc.                           7,400             238,643
   Penns Woods Bancorp, Inc.                                    770              34,565
 * Penwest Pharmaceuticals Co.                               27,400             421,960
   Peoples Bancorp, Inc.                                        300               7,140
   Pep Boys - Manny, Moe & Jack                              78,600           1,611,300
 * Perceptron, Inc.                                          12,850              95,090
 * Performance Technologies, Inc.                            19,100             257,659
 * Pericom Semiconductor Corp.                               38,800             454,736
 * Perini Corp.                                              22,600             203,626
 * Perot Systems Corp.                                       60,900             755,160
   Perrigo Co.                                              104,800           1,581,432
 * Perry Ellis International, Inc.                           11,700             283,854
 * Per-Se Technologies, Inc.                                 45,600             640,680
 * Pervasive Software, Inc.                                  24,590             183,196
 * Petrocorp, Inc.                                            6,900              93,426
 * Petroleum Development Corp.                               23,133             328,489
   PFF Bancorp, Inc.                                         25,400             949,960
*# Pfsweb, Inc.                                                   9                  14
 * Pharmacopeia, Inc.                                        52,900             661,250
 * Pharmacyclics, Inc.                                       23,700             151,680
*# Pharmanetics, Inc.                                         9,500              20,235
 * PharmChem, Inc.                                            5,100               1,428
*# Pharmos Corp.                                              6,200              22,816
 * Philadelphia Consolidated Holding
     Corp.                                                   31,400           1,589,782
   Phillips-Van Heusen Corp.                                 45,500             800,800
 * Phoenix Gold International, Inc.                           1,000               1,350
 * Phoenix Technologies, Ltd.                                36,390             316,957
 * Photo Control Corp.                                        1,000               2,290
 * Photoelectron Corp.                                        9,900                  99
 * PhotoMedex, Inc.                                          14,000              26,180
 * Photon Dynamics, Inc.                                     23,400             954,954
 * Photronics, Inc.                                          45,800             845,926
*# Physiometrix, Inc.                                         7,400              13,690
 * Piccadilly Cafeterias, Inc.                               10,400               1,872
 * Pico Holdings, Inc.                                       12,300             184,746
 # Piedmont Natural Gas Co.                                  32,500           1,331,850
   Pilgrims Pride Corp. Class B                              54,300             811,785
 * Pinnacle Entertainment, Inc.                              38,900             355,157
 * Pinnacle Systems, Inc.                                    98,500             821,490
 * Pioneer Drilling Co.                                       1,500               5,580
 * Pixelworks, Inc.                                          51,000             673,200
 * Pizza Inn, Inc.                                           10,000              30,000
 * Plains Exploration & Production Co.                       40,325             564,953
 * Plains Resources, Inc.                                    40,100             622,352
 * Planar Systems, Inc.                                      21,400             509,320
 * Plantronics, Inc.                                         58,800           1,801,632
 * PlanVista Corp.                                           16,600              31,540
 * Plato Learning, Inc.                                      24,566             243,940
 * Play By Play Toys and Novelties,
     Inc.                                                     3,300                   8
 * Playboy Enterprises, Inc. Class A                          4,700              70,970
 * Playboy Enterprises, Inc. Class B                         31,800             515,478
 * Playtex Products, Inc.                                    87,400             605,682
 * Plexus Corp.                                              63,900           1,134,225

                                                             SHARES              VALUE+
                                                             ------              ------
*# Plug Power, Inc.                                          91,544   $         530,040
 * PLX Technology, Inc.                                      35,700             335,580
 * Plymouth Rubber, Inc. Class B                                200                  60
 # PMA Capital Corp. Class A                                 43,700             173,489
   PNM Resources, Inc.                                       57,400           1,607,774
   Pocahontas Bancorp, Inc.                                   4,400              62,040
 * Point Therapeutics, Inc.                                     660               2,756
 * Point West Capital Corp.                                   3,400                   0
 * Point.360                                                  9,000              44,910
   PolyMedica Corp.                                          37,200             964,224
 * Polyone Corp.                                             94,200             560,490
   Pomeroy IT Solutions, Inc.                                17,895             261,446
   Pope & Talbot, Inc.                                       22,300             302,165
 * Porta Systems Corp.                                        9,600                 192
 * Portal Software, Inc.                                     32,720             247,036
 * Possis Medical, Inc.                                      26,600             453,264
   Potlatch Corp.                                            43,000           1,386,750
 * Powell Industries, Inc.                                   15,190             256,103
 * Power Intergrations, Inc.                                 44,400           1,608,612
 * PowerCerv Corp.                                            1,755                 140
 * Power-One, Inc.                                          124,600           1,050,378
 * Powerwave Technologies, Inc.                              92,900             692,105
 * Pozen, Inc.                                               42,500             499,800
 * PPT Vision, Inc.                                           6,800               7,344
 * PRAECIS Pharmaceuticals, Inc.                             75,606             574,606
 * Premier Financial Bancorp                                  5,200              41,860
*# Premier Laser Systems, Inc.
     Class A                                                  3,400                  34
*# Pre-Paid Legal Services, Inc.                             25,350             674,564
   Presidential Life Corp.                                   40,500             587,250
 * Presstek, Inc.                                            51,298             412,949
*# PRG-Schultz International, Inc.                           82,000             405,900
 * Price Communications Corp.                                81,300           1,044,705
 * Priceline.com, Inc.                                       45,116             859,911
 * Pricesmart, Inc.                                           4,400              29,916
 * Prima Energy Corp.                                        19,062             564,235
 * Prime Hospitality Corp.                                   67,100             739,442
 * Prime Medical Services, Inc.                              34,900             176,943
 * PRIMEDIA, Inc.                                           386,838           1,121,830
 * Primus Knowledge Solutions, Inc.                          16,500              73,425
 * Princeton Review, Inc.                                    14,600             116,800
 * Printronix, Inc.                                           5,800              95,642
*# Priority Healthcare Corp.                                 55,616           1,275,275
 * Private Business, Inc.                                       945               1,342
*# Proassurance Corp.                                        43,450           1,342,605
 * Procom Technology, Inc.                                    5,400               2,403
 * Procurenet, Inc.                                          19,700                  20
 * Progenics Pharmaceuticals, Inc.                           19,400             340,276
   Programmers Paradise, Inc.                                 5,200              37,024
   Progress Financial Corp.                                   7,098             215,992
 * Progress Software Corp.                                   52,300           1,096,208
 * ProQuest Co.                                              42,400           1,280,480
 * ProsoftTraining.com                                        7,300               4,745
   Prosperity Bancshares, Inc.                               27,500             595,650
 * Protection One, Inc.                                      95,000              42,750
*# Protein Design Labs, Inc.                                140,500           1,947,330
   Proton Energy Systems, Inc.                               47,250             123,795
 * Provant, Inc.                                             13,000                  13
   Providence & Worcester Railroad
     Co.                                                      3,000              27,240
   Provident Bancorp, Inc.                                    5,200             249,340
   Provident Bankshares Corp.                                36,677   $       1,065,834
   Provident Financial Group, Inc.                           20,000             619,200
   Provident Financial Holdings, Inc.                         5,550             185,981
 * Province Healthcare Co.                                   73,125           1,121,006
 * Proxim Corp.                                              67,269              94,849
*# ProxyMed, Inc.                                             1,320              21,292
 * PSS World Medical, Inc.                                  100,500           1,030,125
   Psychemedics Corp.                                         5,225              42,061
 * Psychiatric Solutions, Inc.                                9,033             137,482
 * PTEK Holdings, Inc.                                       80,328             700,460
   Pulaski Financial Corp.                                    5,400              86,346
   Pulitzer, Inc.                                            11,100             588,300
 * Puma Technology, Inc.                                     71,685             433,694
 * Pure World, Inc.                                           7,600              17,252
 * PW Eagle, Inc.                                             7,000              27,993
   Pyramid Breweries, Inc.                                    5,700              18,126
 * Qad, Inc.                                                 49,083             605,193
 * QEP Co., Inc.                                              2,125              25,075
 * QRS Corp.                                                 23,000             234,370
 * QuadraMed Corp.                                           27,006              67,110
   Quaker Chemical Corp.                                     13,720             359,876
   Quaker City Bancorp, Inc.                                  2,734             115,457
   Quaker Fabric Corp.                                       23,350             203,846
 * Quality Dining, Inc.                                      11,400              32,946
 * Quality Systems, Inc.                                      9,100             389,480
 * Qualstar Corp.                                             5,500              28,325
   Quanex Corp.                                              23,200             917,096
 * Quanta Services, Inc.                                    171,200           1,309,680
 * Quantum Corp.- DLT                                        55,500             175,380
 * Quantum Fuel Systems
     Technologies Worldwide, Inc.                            14,100              98,559
 * Quest Software, Inc.                                     120,400           1,787,940
*# Questcor Pharmaceuticals, Inc.                            26,800              18,224
 * Quicklogic Corp.                                          34,900             217,776
 * Quidel Corp.                                              43,600             374,960
 * Quigley Corp.                                             16,200             137,538
 * Quiksilver, Inc.                                          77,500           1,393,450
 * Quinton Cardiology Systems, Inc.                          24,200             192,390
 * Quipp, Inc.                                                1,400              17,150
   Quixote Corp.                                             12,491             307,778
*# Quokka Sports, Inc.                                        1,128                  15
 * Quovadx, Inc.                                             46,726             227,556
 * R & B, Inc.                                                8,400             117,600
 * R H Donnelley Corp.                                       46,200           1,859,550
 * Radiant Systems, Inc.                                     40,800             289,680
 * Radiologix, Inc.                                          30,300              92,415
 * RadiSys Corp.                                             26,762             492,421
 * Radyne ComStream, Inc.                                     9,500              65,645
 * Rag Shops, Inc.                                            2,415               8,187
 * Railamerica, Inc.                                         45,700             518,695
 * Rainbow Rentals, Inc.                                      5,900              43,666
 * Rainbow Technologies, Inc.                                38,900             482,360
 * Ralcorp Holdings, Inc.                                    43,400           1,314,152
 * Ramtron International Corp.                               31,000              76,880
 * Range Resources Corp.                                     84,000             663,600
 * Rare Hospitality International, Inc.                      49,282           1,232,050
   Raven Industries, Inc.                                    11,800             326,742
 * Rayovac Corp.                                             48,700             876,113
 * Raytech Corp.                                             14,400              53,280
 * RC2 Corp.                                                 24,000             510,720
 * RCM Technologies, Inc.                                    10,500              76,440

                                                             SHARES              VALUE+
                                                             ------              ------
*# RCN Corp.                                                 82,600   $          84,252
 * Reading International, Inc. Class A                       18,149             113,250
 * Reading International, Inc. Class B                        1,060               6,254
 * RealNetworks , Inc.                                      228,600           1,364,742
*# Redhook Ale Brewery, Inc.                                  9,300              27,705
   Redwood Empire Bancorp                                     5,250             132,589
 * Reeds Jewelers, Inc.                                         440                 488
   Regal-Beloit Corp.                                        34,004             702,183
 * Regeneration Technologies, Inc.                           38,552             400,941
 * Regeneron Pharmaceuticals, Inc.                           74,600             960,848
 * Regent Communications, Inc.                               64,413             419,329
   Regis Corp.                                               43,100           1,764,945
 * Register.Com, Inc.                                        44,100             213,885
 * Rehabcare Group, Inc.                                     23,800             422,688
 * Reliability, Inc.                                          6,300               6,867
   Reliance Steel & Aluminum Co.                             47,757           1,407,876
 * Reliant Resources, Inc.                                   11,600              76,096
 * Reliv International, Inc.                                 11,532              65,617
 * Relm Wireless Corp.                                        7,600              11,476
 * Remec, Inc.                                               88,350             991,287
 * RemedyTemp, Inc.                                           6,600              72,402
 * Remington Oil & Gas Corp.                                 40,200             717,570
*# Renaissance Learning, Inc.                                46,200           1,071,840
 * Rentrak Corp.                                             13,600             108,664
 * Rent-Way, Inc.                                            46,300             343,083
 * Repligen Corp.                                            44,800             216,384
 * Reptron Electronics, Inc.                                  8,800               1,496
 # Republic Bancorp, Inc.                                    94,783           1,303,270
   Republic Bancorp, Inc. Class A                            14,500             285,650
   Republic Bankshares, Inc.                                 19,865             592,573
 * Republic First Bancorp, Inc.                               6,334              82,405
 * Res-Care, Inc.                                            33,685             247,585
 * ResMed, Inc.                                              41,300           1,610,700
   Resource America, Inc.                                    25,351             330,324
 * Resources Connection, Inc.                                33,968             930,044
 * Respironics, Inc.                                         39,400           1,792,700
 * Restoration Hardware, Inc.                                45,300             277,689
 * Retail Ventures Inc.                                      48,200             260,280
 * Retek, Inc.                                               77,900             808,602
*# Revlon, Inc.                                              55,200             132,480
 * Rex Stores Corp.                                          16,100             253,253
 * Rexhall Industries, Inc.                                   3,542              10,325
 * RF Monolithics, Inc.                                      10,100              88,577
*# Rhythms NetConnections, Inc.                               8,900                   1
   Richardson Electronics, Ltd.                              15,627             159,395
 * Rigel Pharmaceuticals, Inc.                                2,222              36,019
   Riggs National Corp.                                      40,602             696,730
 * Right Management Consultants,
     Inc.                                                    31,162             556,865
 * Rimage Corp.                                               8,600             131,580
 * Rita Medical Systems, Inc.                                26,700             113,475
 * Riverside Group, Inc.                                      1,000                  19
   Riverview Bancorp, Inc.                                    4,500              96,210
   Rivianna Foods, Inc.                                      16,700             492,483
 * Riviera Holdings Corp.                                     3,600              19,602
   RLI Corp.                                                 35,800           1,295,960
 * RMH Teleservices, Inc.                                    19,300              99,588
 * Roadhouse Grill, Inc.                                     13,340               3,335
 # Roadway Corp.                                             23,200           1,183,200
   Roanoke Electric Steel Corp.                               9,900              95,535
   Robbins & Myers, Inc.                                     19,400             427,964
 * Robocom Systems, Inc.                                        800   $             600
 * Robotic Vision Systems, Inc.                              17,400              11,571
 * Rochester Medical Corp.                                    5,300              47,435
   Rock of Ages Co.                                           4,400              25,476
   Rock-Tenn Co. Class A                                     61,200             973,080
   Rocky Mountain Chocolate Factory,
     Inc.                                                     2,433              29,196
 * Rocky Shoes & Boots, Inc.                                  4,500              77,850
 * Rofin-Sinar Technologies, Inc.                            13,000             418,210
 * Rogers Corp.                                              24,200           1,062,380
 * Rogue Wave Software, Inc.                                 11,000              72,270
 * Rohn Industries, Inc.                                     34,500                 690
   Rollins, Inc.                                             67,700           1,508,356
   Roper Industries, Inc.                                    38,500           1,930,390
 * Ross Systems, Inc.                                         2,600              46,826
   Roto-Rooter, Inc.                                         14,400             530,064
 * Rouge Industries, Inc. Class A                            15,000               1,200
 * Roxio, Inc.                                                1,629               8,813
   Royal Bancshares of Pennsylvania
     Class A                                                  4,344             115,550
   Royal Gold, Inc.                                          30,735             654,963
 * Royale Energy, Inc.                                        3,273              29,457
   RPC, Inc.                                                 28,600             287,430
 * RSA Security, Inc.                                        90,300           1,327,410
 * RTI International Metals, Inc.                            30,000             406,500
 * RTW, Inc.                                                  5,150              33,264
 * Rubio's Restaurants, Inc.                                 12,795              77,410
   Ruddick Corp.                                             65,900           1,113,710
 * Rudolph Technologies, Inc.                                23,900             553,285
 * Rural Cellular Corp. Class A                               2,800              26,460
 * Rural/Metro Corp.                                         14,000              27,440
 * Rush Enterprises, Inc. Class A                             7,000              54,110
 * Rush Enterprises, Inc. Class B                             7,000              57,260
   Russ Berrie & Co., Inc.                                   30,900           1,030,515
   Russell Corp.                                             44,900             825,711
 * Ryan's Family Steak Houses, Inc.                          59,200             878,528
   Ryerson Tull, Inc.                                        35,000             315,350
 * S&K Famous Brands, Inc.                                    2,100              37,548
   S&T Bancorp, Inc.                                         39,600           1,203,048
 * S1 Corp.                                                 101,898             899,759
 * Saba Software, Inc.                                       18,800              71,478
 * Safeguard Scientifics, Inc.                              173,900             594,738
 * SafeNet, Inc.                                             19,860             660,146
 * Safety Components International,
     Inc.                                                       118               1,392
 * Saga Communications, Inc.
     Class A                                                 27,325             477,368
 * Salem Communications Corp.                                25,640             635,103
*# Salton, Inc.                                              15,700             211,322
*# Samsonite Corp.                                              518                 352
 * San Filippo (John B.) & Son, Inc.                          8,200             326,360
 * Sanchez Computer Associates, Inc.                         39,855             173,369
   Sanders Morris Harris Group, Inc.                         24,500             243,775
   Sanderson Farms, Inc.                                     19,500             670,410
 * Sands Regent Casino Hotel                                  2,000               8,280
   Sandy Spring Bancorp, Inc.                                20,800             829,920
 * Sangamo BioSciences, Inc.                                 36,400             165,984
 * Sapient Corp.                                            177,323             996,555
*# Satcon Technology Corp.                                   28,300              73,580
   Saucony, Inc. Class A                                      2,700              45,846
   Saucony, Inc. Class B                                      3,500              58,100

                                                             SHARES              VALUE+
                                                             ------              ------
   Sauer-Danfoss, Inc.                                       49,600   $         793,600
 * Savient Pharmaceuticals, Inc.                             76,600             378,404
 * Saxon Capital, Inc.                                       17,400             328,338
 * SBA Communications Corp.                                  64,000             221,440
 * SBE, Inc.                                                  3,500              28,840
 * SBS Technologies, Inc.                                    22,530             330,065
 * ScanSoft, Inc.                                           139,960             839,760
 * ScanSource, Inc.                                          21,200             927,288
   Schawk, Inc. Class A                                      22,200             301,920
 * Scheid Vineyards, Inc.                                     2,200               9,251
*# Schick Technologies, Inc.                                  9,000              69,750
 * Schieb (Earl), Inc.                                        2,200               5,819
 * Schlotzskys, Inc.                                          7,200              18,144
 * Schmitt Industries, Inc.                                   2,466               6,239
   Schnitzer Steel Industries, Inc.
     Class A                                                 16,001             865,814
 * Scholastic Corp.                                          52,700           1,748,586
 * Schuff International, Inc.                                 7,000              10,010
   Schulman (A.), Inc.                                       41,487             811,071
   Schweitzer-Maudoit International, Inc.                    20,900             579,348
 * Sciclone Pharmaceuticals, Inc.                            62,000             455,700
 * Scientific Games Corp.                                    90,158           1,465,969
 * Scientific Learning Corp.                                  4,400              20,284
 * Scientific Technologies, Inc.                              6,700              31,088
 * SCM Microsystems, Inc.                                    21,663             179,803
 * SCP Pool Corp.                                            49,500           1,773,090
   SCPIE Holdings, Inc.                                       9,300              92,535
 * SCS Transportation, Inc.                                  14,450             240,304
   Seaboard Corp.                                             1,400             322,700
 * Seabulk International, Inc.                                2,400              21,000
 * Seachange International, Inc.                             40,500             609,525
   Seacoast Banking Corp.                                     4,950              87,665
   Seacoast Financial Services Corp.                          7,315             200,797
 * Seacor Smit, Inc.                                         27,900           1,064,106
 * Seattle Genetics, Inc.                                    43,595             271,161
 * Secom General Corp.                                          140                 181
   Second Bancorp, Inc.                                       9,900             280,170
 * Secure Computing Corp.                                    51,474             773,654
 * Security Associates International,
     Inc.                                                     3,500                   0
 * SED International Holdings, Inc.                             825               2,186
 * SeeBeyond Technology Corp.                               122,600             475,688
 * SEEC, Inc.                                                 5,900               2,891
 * Segue Software, Inc.                                       9,500              24,415
 * Selas Corp. of America                                     4,750              13,110
 * Select Comfort Corp.                                      50,500           1,358,955
 * Select Medical Corp.                                      57,000           2,043,450
 * Selectica, Inc.                                           55,800             258,912
   Selective Insurance Group, Inc.                           40,700           1,319,087
   SEMCO Energy, Inc.                                        41,400             202,860
 * Semitool, Inc.                                            40,400             459,752
 * Semtech Corp.                                             77,136           1,874,405
 * SEMX Corp.                                                 6,300                 630
 * Seneca Foods Corp. Class A                                   200               4,000
 * Seneca Foods Corp. Class B                                 1,300              26,111
 # Sensient Technologies Corp.                               70,400           1,327,040
 * Sensytech, Inc.                                            9,014             131,154
 * Sequa Corp. Class A                                        6,900             329,475
 * Sequa Corp. Class B                                        2,600             127,270
 * Sequenom, Inc.                                            56,400             203,096
 * SeraCare Life Sciences, Inc.                               4,080              44,880
*# Serena Software, Inc.                                     60,000   $       1,153,200
 * Serologicals Corp.                                        36,050             621,863
 * Service Corp. International                              279,800           1,385,010
 * ServiceWare Technologies, Inc.                             2,900               1,711
 * Servotronics, Inc.                                         1,100               3,410
 * SFBC International, Inc.                                  11,100             285,825
 * Shared Technologies Cellular, Inc.                        10,100                  27
 * Sharper Image Corp.                                       22,700             717,774
 * Shaw Group, Inc.                                          86,687           1,128,665
 * Sheffield Pharmceuticals, Inc.                            13,250                   1
 * Shells Seafood Restaurants, Inc.                           4,400               2,926
 * Shiloh Industries, Inc.                                   13,500              60,953
 * Shoe Carnival, Inc.                                       19,000             343,520
 * Shoe Pavilion, Inc.                                        6,200               7,905
 * Sholodge, Inc.                                             5,100              22,313
 * Shopko Stores, Inc.                                       43,700             727,605
 * Shuffle Master, Inc.                                      24,025             718,588
 * Siebert Financial Corp.                                   22,300              73,144
   Sierra Bancorp                                             1,700              28,883
 * Sierra Health Services, Inc.                              41,936           1,149,046
 * Sierra Pacific Resources                                 175,800           1,218,294
 * Sifco Industries, Inc.                                     5,400              18,900
 * Sigma Designs, Inc.                                       30,500             180,865
 * Sigmatron International, Inc.                              2,200              55,682
 * Silgan Holdings, Inc.                                     25,500             878,475
 * Silicon Graphics, Inc.                                   193,900             219,107
 * Silicon Image, Inc.                                      105,889             783,579
 * Silicon Storage Technology, Inc.                         142,400           1,932,368
*# Silicon Valley Bancshares                                 51,800           1,902,614
 * Siliconix, Inc.                                           35,641           1,810,206
 * Simclar, Inc.                                              6,500              14,755
   Simmons First National Corp.
     Class A                                                 20,200             535,906
 * Simon Worldwide, Inc.                                      9,100                 705
 * SimpleTech, Inc.                                          69,357             466,010
 * Simpson Manufacturing Co., Inc.                           34,800           1,712,160
 * Simula, Inc.                                              12,800              40,320
 * Sinclair Broadcast Group, Inc.
     Class A                                                 62,200             713,434
 * Sipex Corp.                                               42,200             396,680
 * Sirenza Microdevices, Inc.                                47,362             276,120
 * Sitel Corp.                                               74,000             173,900
 * Six Flags, Inc.                                          138,905             937,609
   SJW Corp.                                                  3,000             266,220
 * Skechers U.S.A., Inc. Class A                             28,100             208,783
 * SkillSoft P.L.C.                                          21,492             166,133
   Skyline Corp.                                              8,300             266,430
   Skywest, Inc.                                             63,200           1,090,200
 * Skyworks Solutions, Inc.                                 180,417           1,585,865
 * SL Industries, Inc.                                        5,900              47,495
 * SM&A                                                      17,700             208,683
 * Smart & Final Food, Inc.                                  29,200             266,596
 * SmartDisk Corp.                                            8,500               2,763
 * Smith & Wollensky Restaurant
     Group, Inc.                                             13,400              78,256
   Smith (A.O.) Corp.                                        29,100           1,022,574
   Smith (A.O.) Corp. Convertible
     Class A                                                  3,750             131,775
*# Smith Micro Software, Inc.                                21,400              56,710
 * Smithway Motor Xpress Corp.
     Class A                                                  4,000               4,760

                                                             SHARES              VALUE+
                                                             ------              ------
 * Sola International, Inc.                                  37,400   $         733,040
 * Solutia, Inc.                                            156,800             431,200
 * Somera Communications, Inc.                               41,000              58,220
   Sonic Automotive, Inc.                                    42,500             954,125
 * Sonic Corp.                                               58,425           1,803,580
 * Sonic Foundry, Inc.                                       36,700              80,740
 * Sonic Innovations, Inc.                                   28,800             175,680
 * Sonic Solutions                                           32,100             605,727
 * SonicWALL, Inc.                                           98,400             786,216
 * SonoSite, Inc.                                            21,533             454,777
*# Sonus Networks, Inc.                                      78,757             719,839
 * Sonus Pharmaceuticals, Inc.                               25,800             131,838
 * Sorrento Networks Corp.                                   15,500              41,385
 * Sotheby's Holdings, Inc. Class A                          67,400             781,840
   Sound Federal Bancorp, Inc.                               17,908             301,750
 * SoundView Technology Group, Inc.                          29,301             452,407
 * Source Information Management,
     Inc.                                                    27,700             268,413
 * Source Media, Inc.                                        27,400                 219
 * Sourcecorp, Inc.                                          24,202             591,981
   South Financial Group, Inc.                               60,927           1,736,420
   South Jersey Industries, Inc.                             17,064             672,322
   Southern Banc Company, Inc.                                  200               3,302
 * Southern Energy Homes, Inc.                               13,825              36,636
 * Southern Union Co.                                        88,194           1,612,186
   Southside Banchares, Inc.                                    315               5,410
 * Southwall Technologies, Inc.                              14,200              12,354
   Southwest Bancorp, Inc.                                   11,400             200,070
   Southwest Bancorporation of
     Texas, Inc.                                             40,800           1,559,784
   Southwest Gas Corp.                                       50,700           1,143,285
   Southwest Water Co.                                       15,878             252,143
 * Southwestern Energy Co.                                   30,900             630,669
 * Spacehab, Inc.                                            11,500              11,730
   Span-American Medical System,
     Inc.                                                     2,400              29,040
 * Spanish Broadcasting System,
     Inc.                                                    52,900             531,645
 * SPAR Group, Inc.                                           1,500               5,475
   Spartan Motors, Inc.                                      17,645             167,628
 * Spartan Stores, Inc.                                      27,375             134,138
   Spartech Corp.                                            42,300             930,600
 * Sparton Corp.                                              7,938              86,762
 * Specialty Laboratories, Inc.                              31,300             522,710
 * SpectraLink Corp.                                         27,400             564,166
 * Spectranetics Corp.                                       36,102             120,942
 * Spectrum Control, Inc.                                    13,000              92,573
 * SpectRx, Inc.                                              8,900              19,135
   Speedway Motorsports, Inc.                                59,800           1,752,140
 * Speizman Industries, Inc.                                  2,900               1,102
 * Spherion Corp.                                            82,420             736,835
 * Spherix, Inc.                                             12,100              84,095
 * Spiegel, Inc. Class A Non-Voting                          13,700               1,199
 * Spinnaker Exploration Co.                                 49,090           1,293,031
 * Spire Corp.                                                6,700              28,676
 * Sport Chalet, Inc.                                         2,700              25,218
 * Sport Supply Group, Inc.                                   8,900              16,465
 * Sport-Haley, Inc.                                          2,700              11,124
 * Sports Club Co., Inc.                                     20,100              40,200
 * SportsLine.Com, Inc.                                      33,400              36,406
 * Sportsman's Guide, Inc.                                    6,800             121,713
*# SPS Technologies, Inc.                                    16,800   $         822,528
 * SPSS, Inc.                                                26,029             504,182
*# SR Telecom, Inc.                                           1,452               8,276
 * SRA International, Inc.                                   23,600           1,040,996
 * SRI/Surgical Express, Inc.                                 6,100              40,413
 * SRS Labs, Inc.                                            19,500             201,825
   SS&C Technologies, Inc.                                   18,500             545,750
   St. Francis Capital Corp.                                  9,200             320,252
   St. Mary Land & Exploration Co.                           47,300           1,215,610
 * Staar Surgical Co.                                        27,400             301,153
 * Stamps.com, Inc.                                          62,851             392,819
*# Standard Automotive Corp.                                  4,400                   0
   Standard Commercial Corp.                                 18,229             380,075
 * Standard Management Corp.                                  7,600              24,852
 * Standard Microsystems Corp.                               25,400             680,720
   Standard Motor Products, Inc.
     Class A                                                 12,400             124,620
   Standard Pacific Corp.                                    35,300           1,762,529
   Standard Register Co.                                     38,400             609,792
   Standex International Corp.                               17,500             477,225
   Stanley Furniture, Inc.                                    6,700             213,797
 * Star Buffet, Inc.                                          2,800              11,410
 * Star Multi Care Service, Inc.                                454                  64
 * Star Scientific, Inc.                                     27,100              55,013
 * Starcraft Corp.                                            2,625              92,479
   Starrett (L.S.) Co. Class A                                4,800              68,496
   StarTek, Inc.                                             20,600             796,602
   State Auto Financial Corp.                                57,400           1,491,826
   State Financial Services Corp.
     Class A                                                  7,800             207,090
 # Staten Island Bancorp, Inc.                               73,800           1,697,400
 * Steak n Shake Co.                                         40,018             704,317
*# Steel Dynamics, Inc.                                      71,658           1,434,593
   Steel Technologies, Inc.                                  13,700             210,980
*# SteelCloud Co.                                            12,100              61,831
 * Stein Mart, Inc.                                          57,916             516,032
 * Steinway Musical Instruments, Inc.                         8,800             210,320
 * Stellent, Inc.                                            30,800             303,996
*# Stemcells, Inc.                                            2,600               5,642
   Stepan Co.                                                 8,400             210,504
   Stephan Co.                                                3,500              14,980
   Sterling Bancorp                                          22,376             655,841
   Sterling Bancshares                                       62,083             789,075
 * Sterling Financial Corp.                                  21,471             721,640
   Stewart & Stevenson Services, Inc.                        42,102             591,112
 * Stewart Enterprises, Inc.                                150,433             702,522
 * Stewart Information Services Corp.                        25,100             969,613
 * Stifel Financial Corp.                                     6,100             104,554
 * Stillwater Mining Co.                                     52,400             441,208
 * Stone Energy Corp.                                        39,563           1,478,074
*# Stonepath Group, Inc.                                     44,600             117,744
 * Stoneridge, Inc.                                          31,500             420,525
 * Storage Engine, Inc.                                         283                  95
 * StorageNetworks, Inc.                                     60,800                   0
 * StorageNetworks, Inc. Escrow
     Shares                                                  60,800               1,648
 * Stratasys, Inc.                                           10,200             459,000
 * Strategic Diagnostics, Inc.                               28,600             132,990
   Strategic Distribution, Inc.                               3,029              45,465
 * Stratesec, Inc.                                            7,300                  58
 * Stratex Networks, Inc.                                   120,100             427,556

                                                             SHARES              VALUE+
                                                             ------              ------
 * Stratos International, Inc.                               10,136   $          75,919
 * Strattec Security Corp.                                    4,100             243,950
 * Stratus Properties, Inc.                                   7,050              74,589
   Strayer Ed, Inc.                                           8,300             927,359
   Stride Rite Corp.                                         58,900             681,473
   Sturm Ruger & Co., Inc.                                   40,400             465,812
*# Styleclick, Inc. Class A                                  12,700                 254
 * Suburban Lodges of America, Inc.
     Escrow Shares                                           18,500                   0
   Suffolk Bancorp                                            8,600             312,171
 * Summa Industries, Inc.                                     5,200              45,760
 * Summit America Television, Inc.                           65,315             235,134
   Summit Bancshares, Inc.                                    2,000              56,060
   Summit Bank Corp.                                          1,680              27,073
 * Sun Bancorp, Inc.                                         17,492             396,194
   Sun Hydraulics, Inc.                                       4,900              39,298
 * Sunair Electronics, Inc.                                   3,000              19,200
 * Sundance Homes, Inc.                                       3,000                  20
 * SunLink Health Systems, Inc.                               1,048               2,955
*# Sunrise Senior Living, Inc.                               31,765           1,096,528
   Sunrise Telecom, Inc.                                      3,700              14,430
 * Suntron Corp.                                              5,265              21,692
*# Superconductor Technologies, Inc.                         97,240             721,521
*# Supergen, Inc.                                            53,240             562,747
 * Superior Consultant Holdings Corp.                        10,700              50,932
 * Superior Energy Services, Inc.                           103,600             878,528
 # Superior Industries International,
     Inc.                                                    40,000           1,779,200
   Superior Uniform Group, Inc.                               7,000             114,380
 * Supertex, Inc.                                            18,500             320,790
 * SupportSoft, Inc.                                         53,300             781,378
   Supreme Industries, Inc.                                  10,308              60,044
*# SureBeam Corp.                                            83,296              22,073
   SureWest Communications                                   19,812             777,423
*# SurModics, Inc.                                           24,400             516,548
   Susquehanna Bancshares, Inc.                              59,600           1,586,552
 * Swift Energy Corp.                                        41,100             583,209
 * Swisher International, Inc.                                  700                 525
*# Switchboard, Inc.                                         27,300             182,910
   SWS Group, Inc.                                           23,918             449,898
 * Sybase, Inc.                                              20,100             412,050
 * Sybron Dental Specialties, Inc.                           55,400           1,596,074
 * Sycamore Networks, Inc.                                  182,652             971,709
 * Sykes Enterprises, Inc.                                   57,428             524,892
 * Sylvan Learning Systems, Inc.                             53,100           1,718,847
 * Sylvan, Inc.                                               5,400              65,259
 * Symmetricom, Inc.                                         82,767             582,183
 * Syms Corp.                                                28,200             195,708
 * Symyx Technologies                                        45,700             911,715
 * Synalloy Corp.                                             5,900              40,415
 * Synaptics, Inc.                                           35,200             481,184
 * Synovis Life Technologies, Inc.                           17,100             439,641
 * Synplicity, Inc.                                           2,600              18,954
   Syntel, Inc.                                              59,200           1,506,048
 * Synthetech, Inc.                                          14,200              22,862
 * Syntroleum Corp.                                          48,993             191,563
   Sypris Solutions, Inc.                                    14,363             196,055
 * Systemax, Inc.                                            33,900             245,775
 * Systems & Computer Technology
     Corp.                                                   50,100             766,530
 * T-3 Energy Services, Inc.                                  1,250               7,225
 * T-Netix, Inc.                                             15,000   $          57,735
*# Tag-It Pacific, Inc.                                      16,500              83,325
 * Taitron Components, Inc.                                   5,000              11,750
*# Take Two Interactive Software                             28,800             953,280
 * TALK America Holdings, Inc.                               39,609             445,601
   TALX Corp.                                                13,838             362,556
   Tandy Brand Accessories, Inc.                              5,900              88,500
 * Tanox, Inc.                                               66,600           1,001,664
 * Tarantella, Inc.                                           3,300               3,185
 * Tarrant Apparel Group                                     15,800              63,200
   Tasty Baking Co.                                          10,900              92,105
   TB Woods Corp.                                             7,600              60,040
 * TBA Entertainment Corp.                                    7,300               4,636
 * TBC Corp.                                                 32,750             970,383
 * TEAM America, Inc.                                         2,800                  28
 * Team, Inc.                                                 7,600              76,000
 * TeamStaff, Inc.                                           20,200              44,642
   Tech/Ops Sevcon, Inc.                                      3,100              17,934
   Teche Holding Co.                                            700              25,358
 * Techne Corp.                                              45,700           1,648,856
 * Technical Communications Corp.                               400               1,800
 * Technical Olympic USA, Inc.                                8,500             229,160
 * Technitrol, Inc.                                          59,900           1,425,021
   Technology Research Corp.                                  5,400              83,268
 * Technology Solutions Corp.                                42,400              49,608
 * TechTeam Global, Inc.                                     21,800             147,150
   Tecumseh Products Co. Class A                             20,900             860,244
*# Tegal Corp.                                                5,000              11,900
 * Tejon Ranch Co.                                           13,900             549,050
 * Tekelec                                                   91,900           1,534,730
*# TeleCommunication Systems, Inc.                           31,500             166,950
 * Teledyne Technologies Inc.                                48,300             829,794
 * Teletech Holdings, Inc.                                  107,500           1,080,375
 * Telik, Inc.                                               51,600           1,042,836
 * Telular Corp.                                             18,100             132,854
 * Temtex Industries, Inc.                                    2,000                  16
 * TenFold Corp.                                              4,500               9,585
   Tennant Co.                                               12,100             521,752
 * Tenneco Automotive, Inc.                                  61,000             338,550
 * Terayon Communication Systems,
     Inc.                                                   109,800             656,604
 * Terex Corp.                                               67,121           1,731,051
 * Terra Industries, Inc.                                   105,900             342,057
 * Tesoro Petroleum Corp.                                    96,900           1,228,692
 * Tessco Technologies, Inc.                                  4,500              68,895
*# Tetra Tech, Inc.                                          80,826           2,061,063
 * Tetra Technologies, Inc.                                  32,500             728,000
   Texas Industries, Inc.                                    30,700             896,747
   Texas Regional Banchshares, Inc.
     Class A                                                 44,124           1,641,413
   TF Financial Corp.                                         2,600              89,362
 * Thackeray Corp.                                            4,100               4,305
 * The Banc Corp.                                            24,700             215,384
 # The Brink's Co.                                           81,418           1,807,480
 * The Dress Barn, Inc.                                      43,800             641,232
   The Marcus Corp.                                          35,200             526,240
*# The Medicines Co.                                         70,691           1,934,813
 # The Phoenix Companies, Inc.                              141,300           1,589,625
 * The Rowe Companies                                        13,100              38,711
 * The Sports Authority, Inc.                                36,506           1,588,011
 * Theragenics Corp.                                         43,100             211,621

                                                             SHARES              VALUE+
                                                             ------              ------
 * Therasense, Inc.                                          61,950   $       1,056,248
 * Thermwood Corp.                                              200                 113
 * TheStreet.com, Inc.                                       33,500             153,095
 * Third Wave Technologies                                   55,086             236,870
   Thistle Group Holdings Co.                                 7,100             184,245
 # Thomas & Betts Corp.                                      87,500           1,820,000
 * Thomas Group, Inc.                                         4,000               4,400
   Thomas Industries, Inc.                                   23,350             735,992
 * Thoratec Corp.                                            83,443           1,175,712
*# THQ, Inc.                                                 57,800             930,002
 * Three-Five Systems, Inc.                                  31,499             167,890
 * TIBCO Software, Inc.                                     181,530           1,061,951
 * Tickets.com, Inc.                                          1,600                 760
 * Tidel Technologies, Inc.                                  10,500               8,138
 * Tier Technologies, Inc. Class B                           27,300             213,213
 * TII Network Technologies, Inc.                            11,260              28,713
   Timberland Bancorp, Inc.                                   3,900              94,809
 * Timco Aviation Services, Inc.                              2,749               1,237
 * Time Warner Telecom, Inc.                                 71,187             751,023
   Timken Co.                                                43,200             740,016
 * Tipperary Corp.                                           17,900              49,046
   Titan International, Inc.                                 19,600              37,632
*# Titan Pharmaceuticals, Inc.                               40,700             112,739
 * Titanium Metals Corp.                                      3,170             150,575
 * TiVo, Inc.                                               101,859             849,504
 * TLC Vision Corp.                                          33,060             201,335
 * TMBR/Sharp Drilling, Inc.                                  5,400              95,958
   Todd Shipyards Corp.                                       6,300             113,715
 * Todhunter International, Inc.                              4,600              47,771
 * Tofutti Brands, Inc.                                       6,900              20,700
 * Tollgrade Communications, Inc.                            20,391             352,968
   Tompkins County Trustco, Inc.                                363              17,515
 * Too, Inc.                                                 51,500             939,875
   Topps, Inc.                                               60,300             635,562
 * Torch Offshore, Inc.                                      23,300             121,626
 * Toreador Resources Corp.                                   4,900              14,210
   Toro Co.                                                  36,300           1,798,302
 * Total Entertainment Restaurant
     Corp.                                                    8,800             106,568
 * Tower Automotive, Inc.                                    84,500             384,475
   Track Data Corp.                                           5,600               8,568
 * Tractor Supply Co.                                        43,600           1,898,344
 * Tradestation Group, Inc.                                  61,800             552,492
   Traffix, Inc.                                             20,900             104,500
 * Trailer Bridge, Inc.                                       9,800              58,898
 * Trammell Crow Co.                                         54,000             726,300
 * Trans World Entertainment Corp.                           57,100             403,697
 * Transact Technologies, Inc.                                5,700             133,095
 * Transaction Systems Architects,
     Inc.                                                    51,000           1,003,680
 * TransAxis, Inc.                                               72                  13
 * Transcat, Inc.                                             6,100              20,374
 * Transgenomic, Inc.                                        11,300              20,679
 * Transkaryotic Therapies, Inc.                             52,700             684,573
 * Transmeta Corp.                                          152,400             502,920
 * Transmontaigne Oil Co.                                    47,500             285,475
 * Transport Corp. of America                                 5,200              36,660
 * Transport Industries, Inc.                                 1,400               3,934
 * Transpro, Inc.                                            10,100              34,138
 * Transtechnology Corp.                                      6,200              43,338
 * TransTexas Gas Corp. Class A                                 236                   5
 * Travis Boats & Motors, Inc.                                3,300   $           4,158
*# TRC Companies, Inc.                                       20,300             410,263
   Tredegar Industries, Inc.                                 51,691             796,041
*# Trenwick Group, Ltd.                                      11,975                 299
 * Trestle Holdings Inc.                                        450               2,475
 * Trex Co., Inc.                                            20,900             772,255
 * Triad Guaranty, Inc.                                      21,600           1,007,640
   Triarc Companies, Inc. Class A                            28,600             320,034
   Triarc Companies, Inc. Class B                            49,000             568,400
   Trico Bancshares                                           4,950             164,093
 * Trico Marine Services, Inc.                               46,700              59,776
 * Trident Microsystems, Inc.                                21,400             563,248
 * Trimble Navigation, Ltd.                                  48,100           1,458,873
 * Trimedyne, Inc.                                            4,300               4,558
*# Trimeris, Inc.                                            30,100             687,183
 # Trinity Industries, Inc.                                  65,800           1,707,510
 * Trio-Tech International                                      400               1,520
 * TriPath Imaging, Inc.                                     56,452             514,842
 * Tripos, Inc.                                              10,620              73,384
 * Triquint Semiconductor, Inc.                             192,797           1,557,800
 * Tristar Corp.                                              1,000                   4
 * Triton PCS Holdings, Inc.                                 86,500             484,400
 * Triumph Group                                             22,502             733,340
 * TriZetto Group, Inc.                                      69,800             450,210
 * TRM Corp.                                                  7,000              48,510
 * Tropical Sportswear International
     Corp.                                                   15,975              66,935
 * Trover Solutions, Inc.                                     9,300              64,403
   Troy Financial Corp.                                         315              11,104
 * Troy Group, Inc.                                          10,900              32,918
 * Trump Hotels & Casino Resorts,
     Inc.                                                    21,000              33,180
   Trust Co. of New Jersey                                   26,983             922,819
   Trustco Bank Corp.                                       106,952           1,491,980
   TSR, Inc.                                                  4,400              29,964
 * TTM Technologies, Inc.                                    60,100           1,015,690
 * Tuesday Morning Corp.                                     53,800           1,719,448
 * Tufco Technologies, Inc.                                   4,500              27,855
 * Tularik, Inc.                                             83,100           1,244,838
 * Tumbleweed Communications
     Corp.                                                   60,395             501,882
   Tupperware Corp.                                          87,700           1,351,457
*# TurboChef Technologies, Inc.                              20,500              63,550
 * Turnstone Systems, Inc.                                   86,565             250,173
 * Tut Systems, Inc.                                         29,600             148,296
 * Tweeter Home Entertainment
     Group, Inc.                                             34,900             291,764
   Twin Disc, Inc.                                            2,800              50,274
 * Twinlab Corp.                                             20,400                 408
 * Tyler Technologies, Inc.                                  60,300             506,520
*# U.S. Aggregates, Inc.                                      1,600                   1
 * U.S. Concrete, Inc.                                       37,500             221,213
 * U.S. Home & Garden, Inc.                                  17,500               9,625
 * U.S. Physical Therapy, Inc.                               16,972             249,828
 * U.S. Plastic Lumber Corp.                                  3,000                 690
 * U.S. Xpress Enterprises, Inc.
     Class A                                                 10,823             144,487
 * Ubics, Inc.                                                2,500                 388
   UCBH Holdings, Inc.                                       47,200           1,845,520
 * UFP Technologies, Inc.                                     3,800               7,942
   UGI Corp.                                                 42,900           1,387,815

                                                             SHARES              VALUE+
                                                             ------              ------
 * UICI                                                      65,600   $         905,936
   UIL Holdings Corp.                                        20,900             836,209
 * Ulticom, Inc.                                             60,708             656,861
 * Ultimate Electronics, Inc.                                20,500             169,125
 * Ultimate Software Group, Inc.                             22,700             203,846
 * Ultradata Systems, Inc.                                    2,000                 340
 * Ultralife Batteries, Inc.                                 13,100             183,138
 * Ultratech Stepper, Inc.                                   34,800           1,054,440
   UMB Financial Corp.                                       29,965           1,461,992
   Umpqua Holdings Corp.                                     40,103             862,215
*# Unapix Entertainment, Inc.                                 6,100                  25
 * Unico American Corp.                                       5,500              29,068
 * Unifi, Inc.                                               73,934             379,281
   Unifirst Corp.                                            12,550             291,537
 * Uni-Marts, Inc.                                            6,500              10,368
   Union Community Bancorp                                    2,300              39,733
 * Uniroyal Technology Corp.                                 13,300                   1
   Unisource Energy Corp.                                    67,080           1,645,472
 * Unit Corp.                                                64,200           1,322,520
   United Auto Group, Inc.                                   61,500           1,519,050
   United Bankshares, Inc. WV                                43,193           1,338,983
   United Community Banks, Inc.                              32,216           1,087,612
   United Community Financial Corp.                          47,972             538,246
   United Financial Corp.                                       660              16,863
   United Fire & Casualty Co.                                 6,200             248,000
   United Guardian, Inc.                                      1,900              15,580
   United Industrial Corp.                                   17,600             300,080
   United National Bancorp                                   24,500             875,630
 * United Natural Foods, Inc.                                29,300           1,124,827
*# United Online, Inc.                                       94,203           1,715,437
 * United PanAm Financial Corp.                                 600              10,920
 * United Rentals, Inc.                                     100,300           1,857,556
 * United Retail Group, Inc.                                 16,766              53,651
 * United Road Services, Inc.                                   720                 122
   United Security Bancshares                                 2,000              53,000
 * United Stationers, Inc.                                   39,600           1,597,860
 * United Surgical Partners
     International, Inc.                                     40,900           1,308,800
 * United Therapeutics Corp.                                 31,800             598,476
   Unitil Corp.                                               4,700             117,265
   Unity Bancorp, Inc.                                        5,460              64,756
 * Universal Access Global Holdings,
     Inc.                                                     2,235               8,940
 * Universal American Financial Corp.                        79,400             826,554
 * Universal Compression Holdings,
     Inc.                                                    46,449           1,089,229
   Universal Corp.                                           35,500           1,516,560
 * Universal Display Corp.                                   35,300             523,852
 * Universal Electronics, Inc.                               19,800             270,250
   Universal Forest Products, Inc.                           24,373             741,914
 * Universal Stainless & Alloy Products,
     Inc.                                                     6,000              50,580
   Unizan Financial Corp.                                    30,197             649,236
 * Unova, Inc.                                               83,100           1,987,752
 * UQM Technologies, Inc.                                    28,600             102,960
 * Urban Outfitters, Inc.                                    50,600           1,973,400
 * Urologix, Inc.                                            19,742             111,740
 * URS Corp.                                                 47,613           1,085,576
 * US Energy Corp.                                           11,500              31,395
 * US LEC Corp.                                              30,536             176,803
 * US Liquids, Inc.                                           6,200               1,488
 * US Oncology, Inc.                                        129,082   $       1,314,055
 * USA Truck, Inc.                                            9,300             100,254
*# USAir Group, Inc.                                         84,700               6,903
*# USANA, Inc.                                               29,100             984,453
   USB Holding Co., Inc.                                     17,099             331,721
*# USDATA Corp.                                               2,820                 113
   Usec, Inc.                                               113,331             853,382
   USF Corp.                                                 39,937           1,319,119
 * Utah Medical, Inc.                                         5,000             113,425
*# V.I. Technologies, Inc.                                   57,100              38,828
 * VA Software Corp.                                         85,600             359,520
   Vail Banks Inc.                                            1,300              16,205
 * Vail Resorts, Inc.                                        39,700             604,631
 # Valeant Pharmaceuticals
     International                                           77,000           1,841,070
*# Valence Technology, Inc.                                  20,900              75,240
   Valhi, Inc.                                               14,440             199,561
 * Valley National Gases, Inc.                                4,200              26,649
   Valmont Industries, Inc.                                  33,300             755,910
 * Valpey Fisher Corp.                                        1,650               5,214
   Value Line, Inc.                                           9,900             489,555
 * ValueClick, Inc.                                         105,800             883,430
 * Valuevision Media, Inc. Class A                           50,300             779,650
 * Vans, Inc.                                                26,900             344,320
 * Varian Semiconductor Equipment
     Associates, Inc.                                        44,500           2,071,920
 * Varian, Inc.                                              44,000           1,784,640
 * Variflex, Inc.                                             4,600              28,566
 * Vascular Solutions, Inc.                                   1,800              11,268
 * Vastera, Inc.                                             75,179             293,198
*# Vaxgen, Inc.                                              28,700             238,784
 * VCA Antech, Inc.                                          56,900           1,778,125
 # Vector Group, Ltd.                                        58,257             990,369
 * Veeco Instruments, Inc.                                   41,000           1,209,500
 * Ventana Medical Systems, Inc.                             22,300             840,264
 * Venture Catalyst, Inc.                                     7,200               2,880
 * Verilink Corp.                                            15,400             121,044
 * Veritas DGC, Inc.                                         46,900             422,569
 * Verity, Inc.                                              52,300             751,028
 * Vermont Pure Holdings, Ltd.                               17,300              54,322
*# Versant Corp.                                              5,400               9,072
 * Versar, Inc.                                               8,700              26,535
 * Verso Technologies, Inc.                                  26,319             101,328
 * Vertex Pharmaceuticals, Inc.                             107,756             941,787
 * Verticalbuyer Inc.                                           920                  11
   Vesta Insurance Group, Inc.                               51,300             180,576
 * Vestin Group, Inc.                                           400                 800
 * Vialta, Inc.                                              64,595              39,403
 * Viasat, Inc.                                              36,700             780,609
 * Vical, Inc.                                               26,855             134,812
 * Vicon Industries, Inc.                                     4,600              19,044
 * Vicor Corp.                                               46,100             530,150
 * Vicuron Pharmaceuticals, Inc.                             80,800           1,466,520
 * Video Display Corp.                                        3,600              43,920
*# Viewpoint Corp.                                            2,700               2,133
 * Vignette Corp.                                           295,100             681,681
 * Viisage Technology, Inc.                                  30,600             117,810
   Vintage Petroleum, Inc.                                   91,000             947,310
 * Virage Logic Corp.                                        29,600             308,432
 * Virbac Corp.                                              22,000             128,700
   Virco Manufacturing Corp.                                 13,269              75,766

                                                             SHARES              VALUE+
                                                             ------              ------
 * Virginia Commerce Bancorp, Inc.                              400   $          12,800
 * Virologic, Inc.                                           24,500              69,335
 * ViroPharma, Inc.                                          36,400             101,192
 * Virtualfund.Com, Inc.                                     22,400                 246
 * Vision Sciences, Inc.                                      5,100               9,027
 * Vista Medical Technologies, Inc.                           7,500              13,350
   Visteon Corp.                                            183,400           1,439,690
 * Visual Networks, Inc.                                     31,900              52,954
 * Visx, Inc. DE                                             72,000           1,762,560
   Vital Signs, Inc.                                         18,551             609,029
 * VitalWorks, Inc.                                          60,500             301,895
*# Vitech America, Inc.                                      14,850                  39
 * Vitesse Semiconductor, Inc.                              150,077           1,095,562
 * Vitria Technology, Inc.                                   45,342             257,543
 * Vivus, Inc.                                               52,160             188,819
 * Vl Dissolution Corp                                        3,101               2,295
   VLPS Lighting Services International,
     Inc.                                                     4,800              18,000
 * Vodavi Technology, Inc.                                    4,300              37,539
 * Volt Information Sciences, Inc.                           33,000             673,200
   Vulcan International Corp.                                   700              29,015
 * Vyyo, Inc.                                                17,800             124,956
 * W-H Energy Services, Inc.                                 50,300             749,470
 * Wabash National Corp.                                     35,800             996,314
   Wabtec Corp.                                              60,800             951,520
 * Wackenhut Corrections Corp.                               25,000             541,250
   Walter Industries, Inc.                                   59,000             722,160
*# Warnaco Group, Inc.                                        2,900                   3
   Warwick Community Bancorp, Inc.                            5,000             151,000
   Warwick Valley Telephone Co.                                 300               9,618
   Washington Banking Co.                                     4,070              67,155
   Washington Savings Bank FSB                                2,400              23,160
   Washington Trust Bancorp, Inc.                            18,412             508,539
 * Waste Connections, Inc.                                   39,800           1,472,600
   Waste Industries USA, Inc.                                19,300             176,499
 * WatchGuard Technologoes, Inc.                             45,480             282,431
 * Water Pik Technologies, Inc.                               5,800              73,660
 * Waterlink, Inc.                                           19,200               1,056
   Waters Instruments, Inc.                                     300               2,145
   Watsco, Inc. Class A                                      32,300             750,652
   Watsco, Inc. Class B                                       1,350              31,320
 * Watson Wyatt & Co., Holdings                              46,500           1,116,930
   Watts Water Technologies, Inc.                            25,600             524,800
   Wausau-Mosinee Paper Corp.                                72,136             887,273
   Waypoint Financial Corp.                                  47,126           1,011,795
 * WCI Communities, Inc.                                     60,600           1,222,908
   WD-40 Co.                                                 23,400             837,720
 * Webb Interactive Services, Inc.                            5,300               5,300
 * Webco Industries, Inc.                                     6,000              20,400
 * WebEx Communications, Inc.                                58,500           1,155,960
 * Webhire, Inc.                                              4,480               3,136
 * webMethods, Inc.                                          72,802             709,820
 * Websense, Inc.                                            30,800             834,372
 * Weider Nutrition International, Inc.                      10,500              49,980
   Weis Markets, Inc.                                        15,707             557,599
   Wellco Enterprises, Inc.                                   1,000              10,650
   Wellman, Inc.                                             65,300             568,110
 * Wells-Gardner Electronics Corp.                            5,811              21,036
   Wesbanco, Inc.                                            28,021             779,544
 * WESCO International, Inc.                                 16,100             144,095
   West Coast Bancorp                                        21,309             463,258
 * West Marine, Inc.                                         27,800   $         700,838
   West Pharmaceutical Services, Inc.                        19,800             673,200
 * Westaff, Inc.                                             15,900              32,595
   Westamerica Bancorporation                                 2,000             105,600
   Westar Energy, Inc.                                       89,400           1,775,484
   Westbank Corp.                                             4,515              83,076
 * Westcoast Hospitality Corp.                               12,900              63,210
 * Westell Technologies, Inc.                                64,280             475,672
   Western Gas Resources, Inc.                               32,800           1,453,040
   Western Ohio Financial Corp.                                 900              28,953
 * Western Power & Equipment Corp.                            3,373               1,315
 * Western Sierra Bancorp                                     1,050              45,833
*# Western Wireless Corp.                                    83,700           1,562,679
 * Westmoreland Coal Co.                                        800              11,192
   Westwood Holdings Group, Inc.                              6,479             110,694
 * Wet Seal, Inc. Class A                                    35,575             365,355
   Weyco Group, Inc.                                            300               9,750
 * WFS Financial, Inc.                                       25,000           1,042,500
   WGL Holdings, Inc.                                        14,000             374,220
 * White Electronics Designs Corp.                           33,465             345,024
 * Whitehall Jewelers, Inc.                                  21,250             225,463
   Whitney Holdings Corp.                                    15,300             599,913
*# WHX Corp.                                                  6,333              14,313
 * Wickes, Inc.                                               4,400               2,332
 * Wild Oats Markets, Inc.                                   44,850             508,599
*# William Lyon Homes, Inc.                                  12,600             817,740
 * Williams Industries, Inc.                                  1,200               4,224
 * Willis Lease Finance Corp.                                 9,500              64,125
   Willow Grove Bancorp, Inc.                                14,391             243,208
 * Wilshire Financial Services Group, Inc.                      137                 759
 * Wilshire Oil Co. of Texas                                  7,107              45,911
*# Wilson Greatbatch Technologies,
     Inc.                                                    31,800           1,332,420
 * Wilsons The Leather Experts, Inc.                         28,945             179,748
 * Wind River Systems, Inc.                                 117,796             766,852
 * Winmark Corp.                                              3,800              69,806
   Winn-Dixie Stores, Inc.                                   45,800             413,574
 # Winnebago Industries, Inc.                                23,600           1,304,372
   Wintrust Financial Corp.                                  26,150           1,171,259
 * Wireless Facilities, Inc.                                 74,800           1,086,844
   Wireless Telecom Group, Inc.                              24,100              70,854
 * Wireless WebConnect!, Inc.                                 8,900                  23
 * Wiser Oil Co.                                             14,900             105,045
 * Witness Systems, Inc.                                     44,500             400,055
 * WJ Communications, Inc.                                   50,400             238,896
 * WMS Industries, Inc.                                      41,100           1,097,370
 * Wolverine Tube, Inc.                                      20,100             105,726
   Wolverine World Wide, Inc.                                61,200           1,272,348
*# Women First HealthCare, Inc.                               1,500               2,355
   Woodhead Industries, Inc.                                 16,726             284,007
   Woodward Governor Co.                                     15,600             778,128
 * Workflow Management, Inc.                                 18,721              92,856
 * World Acceptance Corp.                                    25,400             490,728
*# World Access, Inc.                                        35,372                  53
   World Fuel Services Corp.                                 16,100             481,873
   World Wrestling Federation
     Entertainment, Inc.                                     19,000             218,880
 * WorldGate Communications, Inc.                             6,500               6,630
 * WorldQuest Networks, Inc.                                  1,500               4,800
 * Worldwide Restaurant Concepts,
     Inc.                                                    41,500             121,180

                                                             SHARES              VALUE+
                                                             ------              ------
   Worthington Industries, Inc.                              65,400   $         936,528
   WPS Resources Corp.                                       31,200           1,382,160
 * Wright Medical Group, Inc.                                46,100           1,284,346
   WSI Industries, Inc.                                       2,000               4,720
   X-Rite, Inc.                                              28,700             328,615
 * Xanser Corp.                                              42,800             100,152
 * Xeta Corp.                                                 9,200              56,120
 * Xicor, Inc.                                               37,974             495,561
 * Yankee Candle Co., Inc.                                   65,200           1,924,704
   Yardville National Bancorp                                 8,000             183,200
*# Yellow Corp.                                              41,400           1,265,598
   York International Corp.                                  41,200           1,645,940
 * Young Broadcasting, Inc. Class A                          24,307             482,494
 * Zapata Corp.                                               2,340             123,435
   Zenith National Insurance Corp.                           18,600             607,290
 * Zevex International, Inc.                                  3,400              13,600
 * Zila, Inc.                                                63,607             253,156
*# Zix Corp.                                                 39,126             342,744
 * Zoll Medical Corp.                                        11,800             401,790
*# Zoltek Companies, Inc.                                    22,100              96,135
 * Zomax, Inc.                                               45,600             245,328
 * Zonagen, Inc.                                             11,400              21,546
 * Zones, Inc.                                               13,500              16,875
 * Zoran Corp.                                               56,835           1,043,491
 * Zygo Corp.                                                24,800             403,248
 * Zymetx, Inc.                                               8,600                 839
 * Zymogenetics, Inc.                                        72,866             969,846
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $1,268,834,188)                                                  1,456,635,036
                                                                      -----------------

RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                           30                   0
 * American Banknote Corp. Warrants
     Series 2 10/10/07                                           30                   0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                 1,139                 148
*# Angeion Corp. Warrants
     10/31/07                                                   215                   0
 * Aura Systems Warrants
     05/31/05                                                 1,262                   0
 * Chart Industries, Inc. Warrants
     09/15/10                                                    24                 100
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                        9,947              62,666
 * CSF Holding, Inc. Litigation Rights                        3,250                   0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                          971                 437
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                           22                   0
 * Imperial Sugar Co. Warrants
     08/29/08                                                   498                 657
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                   188                  57
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                   582                 183
 * Magnum Hunter Resources
     Warrants 03/21/05                                        7,200   $           2,808
 * Orbital Science Corp. Warrants
     08/31/04                                                   152                 715
*# OSI Pharmaceutical, Inc. Rights                            4,829                   0
 * PMR Corp. Contingent Value Rights
     08/05/04                                                 7,300                   7
 * Timco Aviation Services
     Warrants 02/27/07                                        6,696                   1
                                                                      -----------------
 TOTAL RIGHTS/WARRANTS
   (Cost $444,107)                                                               67,779
                                                                      -----------------

                                                          FACE
                                                         AMOUNT
                                                         ------
                                                         (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.
    Subordinated Promissory Note
    * 6.000%, 03/28/07                               $            2                   0
 * Timco Aviation Services, Inc.
    Jr Subordinated Note
    * 8.000%, 01/02/07                                            3                   0
                                                                      -----------------
TOTAL BONDS
   (Cost $0)                                                                          0
                                                                      -----------------
TEMPORARY CASH
    INVESTMENTS  (9.0%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 0.82%, 12/01/03
     (Collateralized by $18,732,000 FMC
     Discount Notes 1.11%, 03/25/04,
     valued at $18,661,755) to be
     repurchased at $18,386,256
     (Cost $18,385,000)                                      18,385          18,385,000
     Repurchase agreements in a Pooled
     Cash Account, UBS Warburg and
     Deutsche Bank Securities Inc.
     1.01% and 1.02% respectively, 12/01/03
     (Collateralized by $100,392,000 U.S.
     Treasury Obligations, rates ranging from
     5.50% to 8.875%, maturities ranging from
     08/15/04 to 05/15/30, valued at $124,202,195)
     to be repurchased at $121,030,351
     (Cost $121,020,110)^                                   121,020         121,020,110
                                                                      -----------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $139,405,110)                                                      139,405,110
                                                                      -----------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,408,683,405)++                                            $   1,596,107,925
                                                                      =================

----------
 +  See Note B to Financial Statements.
 *  Non-Income Producing Securities
 #  Total or Partial Securities on Loan
 ^  Security purchased with cash proceeds from securities on loan
++  The cost for federal income tax purposes is $1,412,366,266.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2003

                                                             SHARES              VALUE+
                                                             ------              ------
UNITED KINGDOM -- (23.5%)
COMMON STOCKS -- (23.5%)
 * AWG P.L.C.                                                76,018   $         694,888
   Abbey National P.L.C.                                    638,077           5,857,416
   Aggregate Industries P.L.C.                            1,901,448           2,787,879
   Alliance & Leicester P.L.C.                              348,000           5,278,894
   Allied Domecq P.L.C.                                     621,994           4,396,663
   Amvescap P.L.C.                                           94,600             670,322
   Antofagasta P.L.C.                                       256,000           4,204,733
   Arriva P.L.C.                                            231,050           1,527,909
   Associated British Foods P.L.C.                          822,096           8,030,933
   Associated British Ports Holdings
     P.L.C.                                                 378,800           2,788,360
   Aviva P.L.C.                                           2,507,905          19,970,419
   BAA P.L.C.                                             1,531,868          12,448,536
   BAE Systems P.L.C.                                     1,792,722           5,372,555
   BBA Group P.L.C.                                         660,391           2,706,009
   BG Group P.L.C.                                        1,408,548           6,631,639
   BOC Group P.L.C.                                          80,757           1,125,715
   BPB P.L.C.                                               458,500           2,714,616
   Barratt Developments P.L.C.                              253,000           2,129,945
   Bellway P.L.C.                                            38,000             444,414
   Berkeley Group P.L.C.                                    228,802           3,155,944
   Bovis Homes Group P.L.C.                                 113,000             846,373
   Brambles Industries P.L.C.                               272,000             816,318
 * Britannic P.L.C.                                         191,300             875,169
 * British Airways P.L.C.                                 1,839,331           7,212,567
   British Land Co. P.L.C.                                  851,943           8,121,034
   British Vita P.L.C.                                      196,700             879,575
   Brixton P.L.C.                                           346,685           1,496,594
   Cable and Wireless P.L.C.                              3,315,616           7,555,709
 * Canary Wharf Group P.L.C.                                847,200           3,518,829
   Carnival P.L.C.                                          155,511           5,456,151
   Chelsfield P.L.C.                                        484,167           2,631,343
 * Colt Telecom Group P.L.C.                              2,561,000           4,305,479
 * Corus Group P.L.C.                                     4,456,227           2,510,000
   Debenhams P.L.C.                                         359,044           2,896,114
 * Dimension Data Holdings P.L.C.                         1,006,000             640,169
   Dixons Group P.L.C.                                      330,000             774,715
 * Easyjet P.L.C.                                           294,025           1,410,859
   FKI P.L.C.                                               558,000           1,055,655
   Friends Provident P.L.C.                               1,547,456           3,439,885
   Galen Holdings P.L.C.                                    319,000           4,005,057
   Granada Compass P.L.C.                                 1,541,178           3,260,266
   Great Portland Estates P.L.C.                            185,533             772,203
   Great Universal Stores P.L.C.                            258,182           3,362,485
   Greene King P.L.C.                                       104,000           1,496,216
   HBOS P.L.C.                                               14,137             177,491
   Hammerson P.L.C.                                         468,800           5,006,962
   Hanson P.L.C.                                            867,138           6,047,477
   Hilton Group P.L.C.                                    2,579,517           9,383,047
   IMI P.L.C.                                                24,000             140,651
   Intercontinental Hotels Group P.L.C.                     893,279           8,253,890
 * International Power P.L.C.                             1,898,700           3,706,358
   Johnson Matthey P.L.C.                                    42,871             743,961
   Kelda Group P.L.C.                                       161,510           1,252,075
   Kesa Electricals P.L.C.                                    9,781              41,214
 # Kingfisher P.L.C.                                        467,786           2,218,492
   Land Securities Group P.L.C.                              13,000   $         214,639
   Liberty International P.L.C.                             444,297           5,012,707
   Logicacmg P.L.C.                                         586,400           2,768,416
   London Merchant Securities P.L.C.                        114,409             320,732
   MFI Furniture Group P.L.C.                                66,600             161,506
 * MM02 P.L.C.                                            7,543,300           9,762,544
   Marks & Spencer Group P.L.C.                           1,178,695           5,443,031
   Mersey Docks & Harbour Co. P.L.C.                         79,870             871,586
   Millennium and Copthorne Hotels
     P.L.C.                                                 486,549           2,566,884
*# Mitchells & Butlers P.L.C.                               893,279           3,579,630
 # National Grid Group P.L.C.                               695,948           4,703,969
   Novar P.L.C.                                             571,338           1,257,761
   Pearson P.L.C.                                           231,855           2,583,965
   Peninsular & Oriental Steam
     Navigation P.L.C.                                    1,057,274           4,455,011
   Pennon Group P.L.C.                                       55,412             624,224
   Persimmon P.L.C.                                         190,000           1,522,771
   Pilkington P.L.C.                                      2,142,972           3,298,638
   Pillar Property P.L.C.                                   106,000             929,761
   RMC Group P.L.C.                                         401,000           4,224,211
   Rexam P.L.C.                                             562,252           4,158,097
   Rio Tinto P.L.C.                                          82,026           1,959,516
   Rolls Royce Group P.L.C.                               2,732,720           8,377,603
   Royal & Sun Alliance Insurance
     Group P.L.C.                                         4,961,392           7,231,666
   Royal Bank of Scotland Group
     P.L.C.                                                 212,693           5,936,997
   Safeway P.L.C.                                         1,565,599           7,552,809
   Sainsbury (J.) P.L.C.                                  2,824,654          14,586,241
   Scottish & Newcastle P.L.C.                              828,188           5,227,453
   Scottish Power P.L.C.                                    789,816           4,883,373
   Severn Trent P.L.C.                                      210,597           2,616,888
 * Shire Pharmaceuticals Group
     P.L.C.                                                 453,000           3,739,681
   Slough Estates P.L.C.                                    706,900           5,118,411
   Smith (David S.) Holdings P.L.C.                         328,000             889,894
   Smith (W.H.) P.L.C.                                      299,537           1,682,011
   Somerfield P.L.C.                                        475,911           1,021,084
   Stagecoach Group P.L.C.                                1,557,000           2,169,046
   Tate & Lyle P.L.C.                                       520,200           2,862,961
   Taylor Woodrow P.L.C.                                    973,675           4,002,276
   Tesco P.L.C.                                           1,547,445           6,620,235
   Trinity Mirror P.L.C.                                    495,640           4,560,529
   United Business Media P.L.C.                             237,262           2,045,397
   United Utilities P.L.C.                                  265,595           2,258,818
   Vodafone Group P.L.C.                                 13,775,846          31,629,670
   Westbury P.L.C.                                           34,000             223,084
   Whitbread P.L.C.                                         507,066           6,292,105
   Wilson Bowden P.L.C.                                      96,900           1,624,888
   Wimpey (George) P.L.C.                                   437,880           2,568,057
   Wolseley P.L.C.                                          518,749           6,642,279
   Wolverhampton & Dudley Breweries
     P.L.C.                                                  70,000             905,940
   Woolworths Group P.L.C.                                1,040,174             773,726
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $343,702,143)                                                      403,710,893
                                                                      -----------------

                                                             SHARES              VALUE+
                                                             ------              ------
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $1)                                                        $               1
                                                                      -----------------
TOTAL -- UNITED KINGDOM
   (Cost $343,702,144)                                                      403,710,894
                                                                      -----------------
JAPAN -- (19.7%)
COMMON STOCKS -- (19.7%)
   AIOI Insurance Co., Ltd.                                 928,735           3,146,099
   Acom Co., Ltd.                                            14,600             589,226
 # Aichi Steel Corp.                                        104,000             409,277
 # Aisin Seiki Co., Ltd.                                    152,100           2,249,836
   Akita Bank, Ltd.                                          53,000             205,670
   Amada Co., Ltd.                                          376,000           1,847,042
*# Anritsu Corp.                                             67,000             457,597
   Aoyama Trading Co., Ltd.                                  47,700             910,272
   Asahi Breweries, Ltd.                                    173,000           1,434,295
   Asahi Kasei Corp.                                        289,000           1,380,086
   Asatsu-Dk, Inc.                                           24,800             591,015
   Autobacs Seven Co., Ltd.                                  19,800             427,566
 # Awa Bank, Ltd.                                           196,600           1,147,073
 # Bank of Fukuoka, Ltd.                                    333,000           1,368,243
 # Bank of Kyoto, Ltd.                                      347,400           1,868,322
   Bank of Nagoya, Ltd.                                     185,000             886,824
   Benesse Corp.                                              6,500             142,440
   Canon Sales Co., Inc.                                    124,900           1,037,792
   Chiba Bank, Ltd.                                         941,000           3,823,458
   Chudenko Corp.                                            34,200             469,032
   Chugoku Bank, Ltd.                                       238,800           2,112,831
   Citizen Watch Co., Ltd.                                  318,000           2,581,282
   Coca-Cola West Japan Co., Ltd.                            43,600             775,102
   Comsys Holdings Corp.                                     31,000             160,491
   Cosmo Oil Co., Ltd.                                      764,000           1,430,059
   Dai Nippon Ink & Chemicals, Inc.                         417,000             772,927
   Dai Nippon Pharmaceutical Co., Ltd.                       88,000             570,490
   Dai Nippon Printing Co., Ltd.                            144,000           1,985,391
 # Daicel Chemical Industries, Ltd.                         485,000           2,006,072
   Daido Steel Co., Ltd.                                    228,000             393,462
   Daihatsu Motor Co., Ltd.                                 224,000             906,063
   Daishi Bank, Ltd.                                        355,000           1,380,844
   Daiwa House Industry Co., Ltd.                           663,000           6,295,838
   Denso Corp.                                               22,500             420,129
   Ebara Corp.                                              157,000             609,250
 # Ezaki Glico Co., Ltd.                                    174,600           1,111,178
   Fuji Electric Co., Ltd.                                  391,780             844,230
   Fuji Fire & Marine Insurance Co., Ltd.                   236,000             586,121
   Fuji Heavy Industries                                    393,000           1,862,372
   Fuji Photo Film Co., Ltd.                                355,000          10,048,395
   Fujikura, Ltd.                                           241,000           1,348,914
 * Fujitsu, Ltd.                                            286,000           1,574,672
   Fukui Bank, Ltd.                                         343,000           1,475,101
 # Fukuyama Transporting Co., Ltd.                          266,000             905,935
 # Furukawa Electric Co., Ltd.                              344,000           1,146,457
   Futaba Corp.                                              16,000             349,160
   Futaba Industrial Co., Ltd.                               36,000             443,097
   Glory, Ltd.                                               17,000             524,653
   Gunma Bank, Ltd.                                         270,000           1,166,089
   Gunze, Ltd.                                              123,000             517,741
 # Hachijuni Bank, Ltd.                                     287,000           1,373,156
*# Hankyu Corp.                                             174,000             487,747
 # Hanshin Electric Railway Co., Ltd.                       180,000   $         494,704
   Heiwa Corp                                                60,800             842,717
 # Higo Bank, Ltd.                                          308,000           1,864,536
   Hitachi Cable, Ltd.                                      196,000             690,796
   Hitachi Maxell, Ltd.                                      96,000           1,248,211
 # Hitachi Metals, Ltd.                                     360,000           1,097,882
   Hitachi, Ltd.                                          3,734,000          21,990,782
 # Hokkoku Bank, Ltd.                                       170,000             853,725
   Hokuetsu Paper Mills, Ltd.                               162,000             831,300
 * Hokugin Financial Group, Inc.                            414,000             631,282
   House Foods Corp.                                        117,000           1,248,841
 # Hyakugo Bank, Ltd.                                       258,000           1,192,002
 # Hyakujishi Bank, Ltd.                                    314,000           2,310,848
   Ishikawajima-Harima Heavy Industries
     Co., Ltd.                                              683,000             823,192
   Itochu Corp.                                             120,000             360,482
   Iyo Bank, Ltd.                                           170,000           1,154,858
   JFE Holdings, Inc.                                        56,300           1,318,568
   Japan Airport Terminal Co., Ltd.                          33,000             241,052
   Joyo Bank, Ltd.                                          455,000           1,404,219
 # Juroku Bank, Ltd.                                        349,000           1,625,183
 # Kagoshima Bank, Ltd.                                     110,000             587,564
   Kamigumi Co., Ltd.                                       357,000           2,301,334
   Kansai Paint Co., Ltd., Osaka                            131,000             538,258
   Katokichi Co., Ltd.                                       26,300             416,881
 # Kawasaki Heavy Industries, Ltd.                          694,000             754,072
   Kikkoman Corp.                                           259,000           1,714,527
   Kinden Corp.                                             139,000             613,011
   Kirin Brewery Co., Ltd.                                  437,000           3,491,372
   Kissei Pharmaceutical Co., Ltd.                           41,000             750,594
 * Kobe Steel, Ltd.                                       2,632,000           3,028,050
   Koito Manufacturing Co., Ltd.                             79,000             471,028
   Kokuyo Co., Ltd.                                          67,700             730,038
   Komatsu, Ltd.                                          1,279,000           7,287,218
   Komori Corp.                                              39,000             473,612
 # Koyo Seiko Co.                                           198,000           1,835,008
   Kubota Corp.                                             140,000             511,322
   Kuraray Co., Ltd.                                        184,000           1,370,928
 # Kuraya Sanseido, Inc.                                     68,500             582,300
 # Makita Corp.                                             209,000           1,915,961
 # Marubeni Corp.                                         1,942,000           3,191,746
   Marui Co., Ltd.                                          177,000           2,173,713
 # Maruichi Steel Tube, Ltd.                                117,000           1,348,192
   Matsushita Electric Industrial Co., Ltd.               1,977,135          25,472,407
   Matsushita Electric Works, Ltd.                          385,000           2,773,603
   Meiji Seika Kaisha, Ltd. Tokyo                           202,000             754,365
 # Michinoku Bank, Ltd.                                     187,000           1,084,231
   Millea Holdings, Inc.                                         46             504,237
   Mitsubishi Corp.                                          40,000             367,056
 # Mitsubishi Gas Chemical Co., Inc.                        239,000             713,596
   Mitsubishi Heavy Industries, Ltd.                      1,743,000           4,647,152
   Mitsubishi Logistics Corp.                                81,000             635,309
*# Mitsubishi Materials Corp.                               975,000           1,406,593
   Mitsui Chemicals, Inc.                                   116,800             622,820
   Mitsui Engineering and Shipbuilding
     Co., Ltd.                                              399,000             506,401
   Mitsui Trust Holdings                                    641,000           3,119,550
   Mitsumi Electric Co., Ltd.                                17,000             163,605
 * Mizuho Holdings, Inc.                                      1,192           3,112,784
   NGK Insulators, Ltd.                                      93,000             596,110

                                                             SHARES              VALUE+
                                                             ------              ------
   NGK Spark Plug Co., Ltd.                                 120,000   $         989,408
   NSK, Ltd.                                                265,000             924,306
   Nagase & Co., Ltd.                                        72,000             466,764
   Namco, Ltd.                                                5,500             139,107
   Nanto Bank, Ltd.                                         317,000           1,256,191
   Nichicon Corp.                                            42,600             426,311
   Nichirei Corp.                                           149,000             450,320
   Nihon Unisys, Ltd.                                        52,700             371,960
   Nippon Broadcasting System, Inc.                          17,200             785,245
 # Nippon Electric Glass Co., Ltd.                           72,000           1,347,699
   Nippon Kayaku Co., Ltd.                                   95,000             456,264
   Nippon Meat Packers, Inc., Osaka                         120,000           1,159,241
   Nippon Mining Holdings, Inc.                             370,000           1,168,919
   Nippon Mitsubishi Oil Corp.                            1,871,050           9,242,497
   Nippon Paint Co., Ltd.                                   127,000             396,585
   Nippon Sanso Corp.                                        30,000             118,608
   Nippon Sheet Glass Co., Ltd.                             233,000             604,200
   Nippon Shokubai Co., Ltd.                                163,000           1,163,861
 * Nippon Television Network Corp.                            4,190             622,838
   Nipponkoa Insurance Co., Ltd.                             45,000             213,660
 # Nishimatsu Construction Co., Ltd.                        364,000           1,203,141
   Nishi-Nippon Bank, Ltd.                                  156,540             330,175
   Nissay Dowa General Insurance
     Co., Ltd.                                              383,000           1,605,159
   Nisshin Seifun Group, Inc.                               123,000             990,559
 # Nisshin Steel Co., Ltd.                                  523,000             859,569
   Nisshinbo Industries, Inc.                               305,000           1,506,620
   Obayashi Corp.                                           520,000           1,989,409
   Ogaki Kyoritsu Bank, Ltd.                                 50,000             306,793
   Oji Paper Co., Ltd.                                      275,000           1,604,502
   Okumura Corp.                                            120,000             470,051
   Onward Kashiyama Co., Ltd.                                83,000             910,181
   PanaHome Corp.                                            88,000             402,557
   Pioneer Electronic Corp.                                  60,000           1,533,967
   Promise Co., Ltd.                                         60,500           2,574,233
 * Resona Holdings, Inc.                                  1,873,000           2,342,961
   SFCG Co., Ltd.                                             5,980             687,984
   San In Godo Bank, Ltd.                                    92,000             681,264
   Santen Pharmaceutical Co., Ltd.                           44,000             517,056
   Sanwa Shutter Corp.                                      101,000             514,591
   Sanyo Shinpan Finance Co., Ltd.                           19,800             578,525
   Sapporo Hokuyo Holdings, Inc.                                187             986,907
 # Sapporo Holdings, Ltd.                                   187,000             450,767
   Seino Transportation Co., Ltd.                           193,000           1,369,257
   Sekisui Chemical Co., Ltd.                               557,000           2,476,799
   Sekisui House, Ltd.                                      942,000           8,885,009
   Seventy-seven (77) Bank, Ltd.                            201,000           1,064,463
   Shiga Bank, Ltd.                                         272,000           1,055,515
   Shikoku Bank, Ltd.                                        72,000             470,709
   Shimachu Co., Ltd.                                        27,000             509,085
 # Shimadzu Corp.                                           181,000             689,162
   Shimizu Corp.                                            997,000           3,431,967
*# Shinko Securities Co., Ltd.                              390,000           1,107,469
   Shizuoka Bank, Ltd.                                      394,000           2,755,698
   Softbank Corp.                                            49,100           1,860,528
   Sumitomo Bakelite Co., Ltd.                              105,000             662,482
   Sumitomo Corp.                                           471,000           2,924,398
   Sumitomo Electric Industries, Ltd.                       360,000           2,945,216
   Sumitomo Forestry Co., Ltd.                              139,000           1,078,799
   Sumitomo Metal Industries, Ltd.
     Osaka                                                1,481,000           1,271,129
   Sumitomo Metal Mining Co., Ltd.                          313,000   $       1,977,685
   Sumitomo Osaka Cement Co., Ltd.                           96,000             170,928
   Sumitomo Realty & Development Co.,
     Ltd.                                                   150,000           1,169,650
   Sumitomo Rubber                                           43,000             206,127
   Sumitomo Trust & Banking Co., Ltd.                        21,000             112,555
   Suruga Bank, Ltd.                                         87,000             498,073
   Suzuken Co., Ltd.                                         26,400             712,308
   TDK Corp.                                                 10,100             656,611
   TV Asahi Corp.                                               202             298,795
 # Taiheiyo Cement Corp.                                  1,209,800           2,750,550
   Taisei Corp.                                           1,325,000           4,294,878
   Taiyo Yuden Co., Ltd.                                     57,000             667,741
 # Takashimaya Co., Ltd.                                    214,000           1,473,302
   Takefuji Corp.                                            10,840             584,956
   Teijin, Ltd.                                             893,000           2,429,821
   Teikoku Oil Co., Ltd.                                    346,000           1,535,391
   Toda Corp.                                               169,000             421,266
   Toho Bank, Ltd.                                          254,000           1,018,134
 * Tokai Tokyo Securities Co., Ltd.                         155,000             335,418
   Tokuyama Corp.                                           248,000             853,689
   Tokyo Broadcasting System, Inc.                           94,000           1,458,236
   Tokyo Steel Manufacturing Co., Ltd.                       74,100             583,220
   Tokyo Style Co., Ltd.                                    133,000           1,284,825
   Tokyo Tatemono Co., Ltd.                                 109,000             446,868
   Toppan Printing Co., Ltd.                                365,000           3,346,056
   Toray Industries, Inc.                                   620,000           2,411,615
   Toshiba TEC Corp.                                        138,000             506,538
   Tostem Inax Holding Corp.                                160,000           2,809,350
   Toto, Ltd.                                               247,000           1,907,981
 # Toyo Ink Manufacturing Co., Ltd.                         145,000             496,485
   Toyo Seikan Kaisha, Ltd.                                 287,600           3,293,010
   Toyo Suisan Kaisha, Ltd.                                  53,000             527,968
   Toyota Auto Body Co., Ltd.                                86,000           1,134,679
   Toyota Industries Corp.                                   76,500           1,435,423
 # Toyota Tsusho Corp.                                      314,000           2,729,438
 * UFJ Holdings, Inc.                                         1,130           4,828,708
 # UNY Co., Ltd.                                             91,000             886,569
   Wacoal Corp.                                             149,000           1,180,899
 # Yamagata Bank, Ltd.                                      153,700             680,647
   Yamaguchi Bank, Ltd.                                     133,000           1,165,815
   Yamanashi Chuo Bank, Ltd.                                 57,000             244,613
   Yamatake Corp.                                            20,000             156,501
 # Yamazaki Baking Co., Ltd.                                115,000             882,031
 # Yokogawa Electric Corp.                                  337,000           4,394,048
   Yokohama Rubber Co., Ltd.                                410,000           1,066,929
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $386,238,511)                                                      339,283,112
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $64,561)                                                              64,237
                                                                      -----------------
TOTAL -- JAPAN
   (Cost $386,303,072)                                                      339,347,349
                                                                      -----------------
FRANCE -- (9.3%)
COMMON STOCKS -- (9.3%)
   AGF (Assurances Generales de
     France SA)                                             122,514           6,241,573
                                                                      -----------------
   AXA                                                      437,405           8,404,980

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
                                                             SHARES              VALUE+
                                                             ------              ------
 # Air France                                                96,800   $       1,473,664
   Air Liquide SA                                             8,848           1,427,610
 * Alcatel SA                                               195,750           2,555,342
*# Alstom SA                                                100,000             206,181
   Arcelor SA                                               167,800           2,721,505
   BNP Paribas SA                                           549,686          30,969,339
 * Cap Gemini SA                                             38,600           1,906,356
   Compagnie de Saint-Gobain                                268,585          12,015,526
   Compagnie Francaise d'Etudes et de
     Construction Technip SA                                 10,600           1,140,407
 # Credit Agricole SA                                        27,710             604,543
   Eiffage SA                                                 3,477             375,950
   Esso Ste. Anonyme Francaise SA                               686              76,106
   Euler-Hermes SA                                            9,975             453,181
 # Faurecia SA                                                8,850             599,392
   Fimalac SA                                                14,000             466,544
   Fonciere Lyonnaise SA                                     10,950             433,159
 * France Telecom SA                                        188,321           4,853,518
   Generale des Establissements
     Michelin SA Series B                                   103,120           4,091,573
 # Havas SA                                                 115,600             612,491
 # Imerys SA                                                 11,000           2,175,685
   LaFarge SA                                                49,347           3,930,747
   LaFarge SA Prime Fidelity                                 82,581           6,622,556
   Lagardere S.C.A. SA                                       10,900             594,507
 # Pechiney SA Series A                                      55,475           3,189,304
   Peugeot SA                                               224,200          10,545,909
   Rallye SA                                                 18,020             950,445
 # Remy Cointreau SA                                         35,150           1,169,251
   Renault SA                                                70,650           4,696,054
   Rexel SA                                                  10,713             437,910
   Rue Imperiale                                              5,240           1,017,573
   SEB SA Prime Fidelity                                      9,000           1,104,744
   Schneider Electric SA                                     28,155           1,734,755
*# Scor SA                                                  122,300             467,667
 # Societe des Ciments de Francais                           28,000           1,851,070
   Societe Generale, Paris                                  293,528          23,504,196
   Sophia SA                                                 11,550             573,471
   Suez (ex Suez Lyonnaise des Eaux)                        206,550           3,577,770
   Thomson SA                                                77,400           1,638,517
   Valeo SA                                                  59,000           2,295,018
 * Veolia Environnement SA                                   25,700             604,746
 * Vivendi Universal SA                                     265,727           6,099,916
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $102,187,650)                                                      160,410,751
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Alstom SA Rights 12/10/03                                100,000              53,943
 * Alstom SA Warrants 01/09/04                              100,000              35,962
 * Rallye SA Series B Warrants 11/30/05                      18,020               4,536
                                                                      -----------------
TOTAL RIGHTS/WARRANTS
   (Cost $69,516)                                                                94,441
                                                                      -----------------
TOTAL -- FRANCE
   (Cost $102,257,166)                                                      160,505,192
                                                                      -----------------
SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
*# ABB, Ltd.                                                462,000   $       2,265,827
   Baloise-Holding                                          190,560           7,827,477
 * Banque Cantonale Vaudoise                                  3,000             315,614
 * Berner Kantonalbank                                        3,100             356,709
 * Ciba Spezialitaetenchemie
     Holding AG                                              25,500           1,786,176
 # Cie Financiere Richemont AG
     Series A                                             1,251,000          30,967,263
 * Clariant AG                                               12,800             180,704
   Credit Swisse Group                                      256,400           8,508,850
   Givaudan SA                                                2,952           1,349,582
   Helvetia Patria Holding                                      955             145,534
   Holcim, Ltd.                                             168,600           7,349,318
   Jelmoli Holding AG                                           500             468,005
   Luzerner Kantonalbank AG                                  14,627           2,127,202
   PSP Swiss Property AG                                     27,400           3,799,315
   Pargesa Holding SA, Geneve                                 1,935           4,598,304
   Rieters Holdings AG                                        7,860           1,681,176
   Sig Holding AG                                            44,130           5,948,428
   Sika Finanz AG, Baar                                         760             308,652
 * St. Galler Kantonalbank                                    1,700             308,381
 * Swiss Life AG                                             79,080          14,375,735
   Syngenta AG                                              116,500           7,133,002
   UBS AG                                                    42,000           2,704,762
   Unaxis Holding AG                                         45,400           6,251,315
   Valiant Holding AG                                        12,100             835,390
   Valora Holding AG                                          7,500           1,781,128
 * Zurich Financial Services AG                              30,006           3,864,719
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $78,322,394)                                                       117,238,568
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 *ABB, Ltd. Rights
     (Cost $107,456)                                        462,000             575,391
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $654)                                                                    674
                                                                      -----------------
TOTAL -- SWITZERLAND
   (Cost $78,430,504)                                                       117,814,633
                                                                      -----------------
GERMANY -- (6.0%)
COMMON STOCKS -- (6.0%)
   AMB Generali Holding AG                                   15,980           1,099,916
   Aareal Bank AG                                            11,200             338,462
   Allianz AG                                                 5,000             560,104
   BASF AG                                                  386,050          19,112,302
 # BHW Holding AG                                            34,600             518,448
 * Bankgesellschaft Berlin AG                               233,550             573,922
   Bayer AG                                                 179,900           4,854,294
 * Bayerische Hypo-UND
     Vereinsbank AG                                         337,110           7,859,785
   Bilfinger & Berger Bau AG                                 11,700             375,872
   Celanese AG                                               17,400             604,876
   Commerzbank AG                                           408,050           7,875,147
   DaimlerChrysler AG                                        86,700           3,294,563
   Deutsche Bank AG                                         359,305          25,002,584
   Deutsche Lufthansa AG                                    305,250           4,676,338
   E.ON AG                                                    7,600             429,551

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
                                                             SHARES              VALUE+
                                                             ------              ------
 * Fraport AG                                                 5,100   $         140,610
 # Fresenius Medical Care AG                                 27,600           1,756,803
 * Heidelberger Druckmaschinen AG                            19,600             702,501
 * Heidelberger Zement AG                                    52,777           2,152,911
   Hochtief AG                                               56,150           1,521,169
 * Hypo Real Estate Holding AG                               84,277           1,813,408
   Karstadt Quelle AG                                        20,000             532,234
   Linde AG                                                  76,000           3,676,009
   MAN AG                                                    88,000           2,384,023
   MG Technologies AG                                        44,000             589,677
   Merck KGAA                                                36,000           1,412,002
   SCA Hygiene Products AG                                    3,550           1,148,977
   ThyssenKrupp AG                                          120,850           2,239,626
   Tui AG                                                    52,650             989,609
 * Vattenfall Europe AG                                      94,898           2,696,056
   Volkswagen AG                                             51,950           2,587,474
                                                                      -----------------
TOTAL -- GERMANY
   (Cost $99,221,168)                                                       103,519,253
                                                                      -----------------
NETHERLANDS -- (4.6%)
COMMON STOCKS -- (4.6%)
   ABN-AMRO Holding NV                                      656,302          14,444,277
   Aegon NV                                                 380,745           5,079,825
   Buhrmann NV                                               58,400             443,835
   DSM NV                                                    78,837           3,633,673
 * Hunter Douglas NV                                         11,100             486,994
   Ing Groep NV                                           1,552,333          33,252,848
*# Koninklijke Ahold NV                                     246,900           1,781,710
 * Koninklijke KPN NV                                       278,922           2,186,653
 * Koninklijke Numico NV                                     51,200           1,301,143
   Koninklijke Philips Electronics NV                       405,906          11,531,697
   NV Holdingsmij de Telegraaf                                6,800             145,257
   Nutreco Holding NV                                        15,600             425,427
   Oce NV                                                    39,100             558,692
   VNU NV                                                    71,722           2,234,488
   Vedior NV                                                 46,388             702,309
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $44,778,113)                                                        78,208,828
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Koninklijke Ahold NV Rights 12/10/03
     (Cost $335,115)                                        246,900             230,853
                                                                      -----------------
TOTAL -- NETHERLANDS
   (Cost $45,113,228)                                                        78,439,681
                                                                      -----------------
AUSTRALIA -- (4.4%)
COMMON STOCKS -- (4.4%)
   AMP, Ltd.                                                842,619           3,627,826
   APN News & Media, Ltd.                                   471,395           1,313,239
   AWB, Ltd.                                                131,400             416,455
   AXA Asia Pacific Holdings, Ltd.                        2,747,250           5,168,562
   Ansell, Ltd.                                              74,421             351,647
   Bluescope Steel, Ltd.                                  1,252,100           4,521,034
   Boral, Ltd.                                              848,085           3,068,369
   CSR, Ltd.                                              1,491,630           1,878,056
   Caltex Australia, Ltd.                                   108,540             338,505
   Commonwealth Bank of Australia                            48,446             967,532
   Insurance Australia Group, Ltd.                        1,404,567           4,248,318
 # Lend Lease Corp., Ltd.                                   291,574           2,215,319
   Lion Nathan, Ltd.                                        843,500           3,540,066
   Mayne Group, Ltd.                                      1,263,622           3,245,965
   Mirvac, Ltd.                                             947,363   $       2,995,685
   Orica, Ltd.                                              343,946           3,205,563
   Origin Energy, Ltd.                                      678,541           2,292,932
   Paperlinx, Ltd.                                          663,645           2,180,168
   Publishing and Broadcasting, Ltd.                        579,260           4,891,507
   Quantas Airways, Ltd.                                  2,699,763           6,505,312
   Rinker Group, Ltd.                                     1,155,484           4,882,868
   Santos, Ltd.                                             867,907           4,056,990
 # Seven Network, Ltd.                                      355,302           1,357,469
   Southcorp, Ltd.                                        1,102,616           2,202,072
   Stockland Trust Group                                     20,641              76,173
 * Stockland Trust Group Issue 03                               708               2,562
 * WMC Resources, Ltd.                                    1,678,932           5,940,735
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $53,898,384)                                                        75,490,929
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $99,074)                                                             100,242
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * AMP, Ltd. Rights 12/09/03
     (Cost $0)                                              834,033                   0
                                                                      -----------------
TOTAL -- AUSTRALIA
   (Cost $53,997,458)                                                        75,591,171
                                                                      -----------------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
*# Alitalia Linee Aeree Italiane SpA
     Series A                                             1,190,000             382,297
   Banca Intesa SpA                                       6,301,917          23,720,385
   Banca Monte Dei Paschi di Siena SpA7                      39,000           2,427,250
 * Banca Nazionale del Lavoro SpA                           733,000           1,717,790
   Banca Popolare di Lodi Scarl                             117,933           1,381,177
   Banca Popolare di Milano                                 325,400           1,934,722
 * Banca Popolare Rights                                     57,990             679,152
   Buzzi Unicem SpA                                          66,000             799,070
   CIR SpA (Cie Industriale Riunite),
     Torino                                                 500,000             897,245
   Caltagirone Editore SpA                                   31,987             261,503
 * Capitalia SpA                                          2,022,125           6,399,283
 # Compagnia Assicuratrice Unipol SpA                       452,120           1,821,010
*# E.Biscom SpA                                              16,000           1,054,878
*# Fiat SpA                                                 771,970           6,042,728
 * IFIL Finanziaria Partecipazioni SpA                      557,594           1,787,974
 # Italcementi SpA                                          357,560           4,410,458
   Italmobiliare SpA, Milano                                  7,500             343,435
   Milano Assicurazioni SpA                                 107,000             357,214
 # Parmalat Finanziaria SpA                                 468,000           1,284,697
*# Pirelli & Co. SpA                                      1,486,658           1,413,200
 # Societe Cattolica di Assicurazoni
     Scarl SpA                                                8,800             299,691
*# Telecom Italia SpA                                     1,209,533           3,501,501
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $50,508,616)                                                        62,916,660
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                               51,693              16,545
                                                                      -----------------

TOTAL -- ITALY
   (Cost $50,508,616)                                                        62,933,205
                                                                      -----------------

                                       74
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
                                                             SHARES              VALUE+
                                                             ------              ------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
 # Abertis Infrastructuras SA                               905,074   $      12,693,733
   Acerinox SA                                               65,340           3,021,766
   Arcelor SA                                                30,000             485,843
   Banco de Andalucia                                           900              75,520
 # Banco de Sabadell SA                                     110,700           2,327,537
   Banco Pastor SA                                           59,400           1,745,928
   Cementos Portland SA                                      15,076             813,239
 # Corporacion Mapfre Compania
     Internacional de Reaseguros SA                         108,900           1,404,622
   Ebro Puleva SA                                            83,525             863,064
   Endesa SA, Madrid                                        258,792           4,250,018
   Gas Natural SA, Buenos Aires                              21,400             440,970
   Iberdrola SA                                             535,000           9,228,561
   Iberia Lineas Aereas de Espana SA                        495,700           1,331,025
   Inmobiliaria Colonial SA ICSA                             30,400             651,569
   Inmobiliaria Urbis SA                                     69,212             630,543
 # Metrovacesa SA                                           104,144           3,172,184
   Repsol SA                                                300,600           5,250,104
   Sacyr Vallehermoso SA                                     45,000             634,365
   Sociedad General de Aguas de
     Barcelona SA                                            77,400           1,099,458
 * Sociedad General de Aguas de
     Barcelona SA Rights                                        737              10,469
 # Sol Melia SA                                             100,300             712,976
   Union Fenosa SA                                          230,000           3,768,910
                                                                      -----------------
TOTAL -- SPAIN
   (Cost $35,976,003)                                                        54,612,404
                                                                      -----------------
SWEDEN -- (2.1%)
COMMON STOCKS -- (2.1%)
   Drott Series AB                                          102,200           1,792,131
   Gambro AB Series A                                       289,900           2,397,900
   Gambro AB Series B                                       108,800             899,936
   Holmen AB Series A                                         6,300             211,776
   Holmen AB Series B                                        63,100           2,187,931
   Nordbanken Holdings AB                                   250,600           1,658,265
   SSAB Swedish Steel Series A                               86,200           1,420,298
   SSAB Swedish Steel Series B                               30,500             482,359
   Skandinaviska Enskilda Banken
     Series A                                               196,000           2,555,025
   Skandinaviska Enskilda Banken
     Series C                                                 9,800             116,727
   Svenska Cellulosa AB Series A                             19,000             731,728
   Svenska Cellulosa AB Series B                             90,500           3,491,323
   Svenska Kullagerfabriken AB Series A                      22,650             830,330
   Svenska Kullagerfabriken AB Series B                      29,700           1,086,812
 # Trelleborg AB Series B                                    93,800           1,452,418
   Volvo AB Series A                                        160,300           4,423,260
   Volvo AB Series B                                        350,400          10,132,542
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $26,240,631)                                                        35,870,761
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $27)                                                                      30
                                                                      -----------------
TOTAL -- SWEDEN
   (Cost $26,240,658)                                                        35,870,791
                                                                      -----------------
FINLAND -- (1.8%)
COMMON STOCKS -- (1.8%)
   Fortum Oyj                                             1,071,385   $      10,723,868
   Huhtamaki Van Leer Oyj                                     2,300              25,420
   Kemira Oyj                                               101,377           1,111,936
   Kesko Oyj                                                157,000           2,728,896
   M-real Oyj Series B                                      253,400           2,296,401
   Metso Oyj                                                193,066           2,258,786
   Outokumpu Oyj Series A                                   351,300           4,695,398
   Stora Enso Oyj Series R                                  547,800           7,374,307
   Upm-Kymmene Oyj                                           30,800             569,687
                                                                      -----------------
TOTAL -- FINLAND
   (Cost $21,140,778)                                                        31,784,699
                                                                      -----------------
HONG KONG -- (1.6%)
COMMON STOCKS -- (1.6%)
   Hang Lung Development Co., Ltd.                        1,765,000           2,136,278
   Hang Lung Properties, Ltd.                             3,124,500           3,862,220
   Hysan Development Co., Ltd.                            1,434,699           2,050,544
   I-Cable Communications, Ltd.                             325,121              77,446
   Kerry Properties, Ltd.                                 1,326,884           1,708,513
   New World Development Co., Ltd.                           57,464              35,886
 # Shangri-La Asia, Ltd.                                  3,055,482           2,734,323
 # Sino Land Co., Ltd.                                    5,024,183           2,620,027
 * Tsim Sha Tsui Properties, Ltd.                           472,000             537,862
   Wharf Holdings, Ltd.                                   3,251,214           8,121,431
   Wheelock and Co., Ltd.                                 2,699,000           3,162,493
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $33,549,393)                                                        27,047,023
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $584,981)                                                            585,070
                                                                      -----------------
TOTAL -- HONG KONG
   (Cost $34,134,374)                                                        27,632,093
                                                                      -----------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
   Algemene Mij Voor Nijverheidskredit
     Almanij                                                 23,700           1,095,765
   Banque Nationale de Belgique                               1,049           4,499,199
   Bekaert SA                                                 2,000             111,961
   Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                    40,400           1,954,089
   Groupe Bruxelles Lambert                                  55,500           2,766,950
 * ING Bank Belgium NV                                          128                   4
   Nationale a Portefeuille                                   4,029             483,932
   Sofina SA                                                 10,500             490,878
   Suez (ex Suez Lyonnaise des Eaux)                         95,400           1,582,719
   Tessenderlo Chemie                                        14,400             453,290
 * Umicore-Strip VVPR                                         2,010               1,301
 # Union Miniere SA                                          42,210           2,818,318
                                                                      -----------------
TOTAL -- BELGIUM
   (Cost $13,343,723)                                                        16,258,406
                                                                      -----------------
DENMARK -- (0.7%)
COMMON STOCKS -- (0.7%)
 * Codan A.S.                                                 1,440              45,242
   Danisco A.S.                                              26,130           1,073,557
   Danske Bank A.S.                                         329,253           6,975,913

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
                                                             SHARES              VALUE+
                                                             ------              ------
 * Jyske Bank A.S.                                           16,350   $         777,115
   Nordea AB                                                475,918           3,143,848
   Tele Danmark A.S.                                         11,250             377,017
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $6,944,416)                                                         12,392,692
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $20,258)                                                              22,385
                                                                      -----------------
TOTAL -- DENMARK
   (Cost $6,964,674)                                                         12,415,077
                                                                      -----------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
   Allied Irish Banks P.L.C.                                107,588           1,592,759
   CRH P.L.C.                                               183,413           3,412,253
 * Elan Corp. P.L.C.                                        690,634           3,725,460
   Irish Permanent P.L.C.                                   186,115           2,621,432
                                                                      -----------------
TOTAL -- IRELAND
   (Cost $9,049,567)                                                         11,351,904
                                                                      -----------------
SINGAPORE -- (0.6%)
COMMON STOCKS -- (0.6%)
   DBS Group Holdings, Ltd.                                 277,000           2,249,524
   Fraser & Neave, Ltd.                                     471,290           3,143,902
   Haw Par Brothers International, Ltd.                       2,698               6,949
   Keppel Corp., Ltd.                                       855,000           2,752,593
 * Neptune Orient Lines, Ltd.                               264,000             324,656
   Overseas Chinese Banking Corp., Ltd.                      94,000             648,870
   Singapore Airlines, Ltd.                                 124,000             870,342
   United Overseas Bank, Ltd.                                66,000             493,874
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $7,444,503)                                                         10,490,710
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $2)                                                                        2
                                                                      -----------------
TOTAL -- SINGAPORE
   (Cost $7,444,505)                                                         10,490,712
                                                                      -----------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 # Den Norske Bank ASA Series A                             589,194           3,557,559
   Norsk Hydro ASA                                           16,700             955,727
   Norske Skogindustrier ASA Series A                       106,100           2,036,964
 * Storebrand ASA                                           183,900           1,123,866
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $5,965,910)                                                          7,674,116
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $907)                                                                  1,019
                                                                      -----------------
TOTAL -- NORWAY
   (Cost $5,966,817)                                                          7,675,135
                                                                      -----------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
   Banco Comercial Portugues SA                             195,400   $         400,535
   Cimpor Cimentos de Portugal SA                           503,265           2,413,104
   Portugal Telecom SA                                       50,082             471,271
 * Sonae SGPS SA                                          3,617,400           3,035,386
                                                                      -----------------
TOTAL -- PORTUGAL
   (Cost $4,639,722)                                                          6,320,296
                                                                      -----------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Agricultural Bank of Greece S.A.                         121,100           1,056,805
   Alpha Bank S.A.                                           29,200             769,361
 * Bank of Greece                                             3,400             404,306
   Bank of Piraeus S.A.                                       4,600              46,980
   Commercial Bank of Greece                                 36,800             775,508
   EFG Eurobank Ergasias S.A.                                60,097           1,011,438
   Hellenic Petroleum S.A.                                  135,530           1,104,749
   Hellenic Tellecommunication
     Organization Co. S.A.                                   40,800             489,080
   Intracom S.A.                                             37,200             239,908
   National Bank of Greece                                   15,520             350,131
                                                                      -----------------
TOTAL -- GREECE
   (Cost $4,950,471)                                                          6,248,266
                                                                      -----------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                      99,828             423,562
   Carter Holt Harvey, Ltd.                               2,340,800           2,647,490
   Fletcher Building, Ltd.                                  117,643             302,948
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $3,436,653)                                                          3,374,000
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $7,670)                                                                8,045
                                                                      -----------------
TOTAL -- NEW ZEALAND
   (Cost $3,444,323)                                                          3,382,045
                                                                      -----------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   Omv AG                                                     5,913             837,879
 # Voestalpine AG                                            50,371           1,989,553
   Wienerberger AG                                           16,123             408,380
                                                                      -----------------
TOTAL -- AUSTRIA
   (Cost $2,469,231)                                                          3,235,812
                                                                      -----------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Rekapacific Berhad                                       691,000                   0
                                                                      -----------------

                                                          FACE
                                                         AMOUNT                  VALUE+
                                                         ------                  ------
                                                          (000)
TEMPORARY CASH INVESTMENTS -- (8.8%)
   Repuchase Agreement, PNC Capital Markets, Inc.
     0.82%, 12/01/03 (Collateralized by
     $29,593,000 FNMA Discount Notes 1.10%,
     01/09/04, valued at $29,556,009) to be
     repurchased at $29,120,990 (Cost $29,119,000)   $       29,119   $      29,119,000
   Repurchase agreements in a Pooled Cash Account,
     Mizuho Securities USA, 1.05%, 12/01/03
     (Collateralized by $207,315,301 U.S. Treasury
     Obligations, rates ranging from 1.424% to
     9.125%, maturities ranging from 08/15/04 to
     11/15/29, valued at $122,980,964) to be
     repurchased at $122,991,725
     (Cost $122,980,964)^                                   122,981         122,980,964
                                                                      -----------------
TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $152,099,964)                                                     152,099,964
                                                                      -----------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,488,483,619)++                                            $   1,721,238,982
                                                                      =================

----------
  +  See Note B to Financial Statements.
  ^ Security purchased with cash proceeds from securities on loan
  # Total or Partial Securities on Loan
  * Non-Income Producing Securities
 ++ The cost for federal income tax purposes is $1,492,205,632.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2003

                                                             SHARES              VALUE+
                                                             ------              ------
JAPAN -- (77.4%)
COMMON STOCKS -- (77.1%)
 * A&A Material Corp.                                        64,000   $          41,490
   ABILIT Corp.                                              22,000             144,430
   ADVANEX, Inc.                                             78,000             313,367
 * AOC Holdings, Inc.                                        90,300             431,217
   AOI Electronics Co., Ltd.                                  8,400             110,446
   Achilles Corp.                                           549,000             671,713
   Advan Co., Ltd.                                           36,000             308,985
   Aichi Bank, Ltd.                                          11,500             579,620
*# Aichi Corp.                                              100,100             350,058
 * Aichi Machine Industry Co., Ltd.                         112,000             322,133
   Aichi Tokei Denki Co., Ltd.                               67,000             159,058
   Aida Engineering, Ltd.                                    98,000             300,657
   Aigan Co., Ltd.                                           15,000              82,451
   Aiphone Co., Ltd.                                         27,400             421,558
   Airport Facilities Co., Ltd.                              79,970             287,693
 * Airtech Japan, Ltd.                                        6,000              32,871
   Aisan Industry Co., Ltd.                                  64,000             533,528
 * Akai Electric Co., Ltd.                                  363,000               3,314
*# Akebono Brake Industry Co., Ltd.                         141,000             536,861
   Allied Material Corp.                                     32,200             396,914
 # Allied Telesis KK                                          8,000             146,092
   Aloka Co., Ltd.                                           43,000             329,803
   Alpha Systems Inc.                                        16,300             342,312
   Alps Logistics Co., Ltd.                                  21,000             335,555
   Altech Co., Ltd.                                          14,000              56,118
   Amano Corp.                                               22,000             150,657
   Amatsuji Steel Ball Manufacturing
      Co., Ltd.                                              24,000             249,817
   Ando Corp.                                               120,000             166,545
   Anest Iwata Corp.                                         74,000             124,324
 # Anrakutei Co., Ltd.                                       13,000              82,496
   Aoi Advertising Promotion, Inc.                           14,000              89,354
   Aoki International Co., Ltd.                              61,200             388,926
 * Apic Yamada Corp.                                          7,000              22,051
 * Arai-Gumi, Ltd.                                           34,450              42,150
   Arakawa Chemical Industries, Ltd.                         17,500             177,365
 * Araya Industrial Co., Ltd.                                84,000              87,436
   Argo 21 Corp.                                             13,200             107,991
   Aronkasei Co., Ltd.                                       53,000             153,406
   As One Corp.                                              18,700             315,195
 # Asahi Denka Kogyo KK                                     169,000           1,172,754
 # Asahi Diamond Industrial Co., Ltd.                        99,000             469,147
   Asahi Kogyosha Co., Ltd.                                  48,000             131,921
   Asahi Organic Chemicals Industry
     Co., Ltd.                                              123,000             285,263
   Asahi Pretec Corp.                                        19,200             142,001
*# Asahi Soft Drinks Co., Ltd.                               69,000             371,713
 * Asahi Tec Corp.                                           86,000             138,988
 * Asahi Techno Glass Corp.                                  79,000             244,531
   Asanuma Corp.                                             96,000             135,866
 # Ashimori Industry Co., Ltd.                               84,000             147,261
   Asia Air Survey Co., Ltd.                                  6,000              12,874
   Asia Securities Printing Co., Ltd.                        16,000              74,799
   Asics Corp.                                              333,000             617,230
   Asunaro Construction., Ltd.                               29,000              90,294
   Ataka Constuction & Engineering
     Co., Ltd.                                               18,000   $          60,811
   Atom Corp.                                                 8,500             103,301
   Atsugi Co., Ltd.                                         258,000             200,237
   Aucnet, Inc.                                              15,000             180,652
 * Azel Corp., Tokyo                                         89,000              84,514
*# BSL Corp.                                                118,000              74,343
   Bando Chemical Industries, Ltd.                          213,000             624,297
   Bank of Okinawa, Ltd.                                     24,300             431,551
   Bank of the Ryukyus, Ltd.                                 30,280             373,523
   Best Denki Co., Ltd.                                     132,000             476,078
   Bull Dog Sauce Co., Ltd.                                  15,000             104,912
   Bunka Shutter Co., Ltd.                                  134,000             512,655
 # CAC Corp.                                                 31,100             216,098
 # CFS Corp.                                                 41,000             269,914
   CKD Corp.                                                113,000             572,635
   CMK Corp.                                                 62,000             625,548
   CTI Engineering Co., Ltd.                                 19,000              86,742
   Cabin Co., Ltd.                                           67,000              86,870
 # Calpis Co., Ltd.                                         115,000             547,069
   Canon Electronics, Inc.                                   40,000             496,713
   Canon Finetech, Inc.                                      45,070             530,865
 * Catena Corp.                                              18,000              39,938
 # Cats, Inc.                                                15,400              38,669
   Cecile Co., Ltd.                                          35,900             373,357
   Central Finance Co., Ltd.                                180,000             599,891
 # Central Security Patrols Co., Ltd.                        12,000              76,041
   Cesar Co.                                                 79,000                 721
 * Chiba Kogyo Bank, Ltd.                                    53,200             288,053
 # Chino Corp.                                               70,000             225,621
 * Chinon Industries, Inc.                                   16,000              40,906
   Chiyoda Co., Ltd.                                         58,000             627,027
   Chofu Seisakusho Co., Ltd.                                39,900             568,335
 * Chori Co., Ltd.                                          175,000             185,354
   Chuetsu Pulp and Paper Co., Ltd.                         145,000             311,130
 * Chugai Mining Co., Ltd.                                  117,000              72,644
 # Chugai Ro Co., Ltd.                                      139,000             298,256
 # Chugoku Marine Paints, Ltd.                              111,000             502,703
 # Chugokukogyo Co., Ltd.                                    45,000              57,524
   Chuo Denki Kogyo co., Ltd.                                19,000              29,319
   Chuo Gyorui Co., Ltd.                                     35,000              52,091
   Chuo Spring Co., Ltd., Nagoya                             80,000             290,723
*# Clarion Co., Ltd.                                        313,000             500,137
   Cleanup Corp.                                             71,000             875,183
 * Co-Op Chemical Co., Ltd.                                  80,000              57,706
   Coca Cola Central Japan Co., Ltd.                            112             663,696
 # Colowide Co., Ltd.                                        14,000             110,701
*# Columbia Music Entertainment, Inc.                       134,000             138,258
   Commuture Corp.                                           45,202             245,573
   Computer Engineering & Consulting,
     Ltd.                                                    25,000             239,911
   Comsys Holdings Corp.                                      4,350              22,521
   Corona Corp.                                              38,600             532,195
 # Cosel Co., Ltd.                                           27,000             590,440
 * Create Medic Co., Ltd.                                     7,000              41,545
   Credia Co., Ltd.                                          14,000             153,524
   Cresco, Ltd.                                               7,000              74,781
 * D&M Holdings, Inc.                                       114,000             482,980

                                                             SHARES              VALUE+
                                                             ------              ------
 * D'urban, Inc.                                            114,000   $         126,991
   DC Co., Ltd.                                              33,000              70,809
   DTS Corp.                                                 15,800             295,024
 # Dai Nippon Toryo, Ltd.                                   193,000             236,140
   Dai-Dan Co., Ltd.                                         57,000             256,063
   Daido Kogyo Co., Ltd.                                     60,000              98,064
   Daidoh, Ltd.                                              54,000             335,774
   Daifuku Co., Ltd.                                        141,000             566,472
   Daihen Corp.                                             168,000             262,308
 # Daiho Corp.                                               96,000             142,001
   Dai-Ichi Jitsugyo Co., Ltd.                               80,000             198,685
 * Dai-Ichi Katei Denki Co., Ltd.                            91,000                 831
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                          47,000             113,294
   Daiken Corp.                                             195,000             548,393
 # Daiki Co., Ltd.                                           31,000             341,645
   Daiko Clearing Services Corp.                              6,000              19,284
*# Daikyo, Inc.                                             444,000             782,433
   Daimei Telecom Engineering Corp.                          51,000             204,894
   Dainichi Co., Ltd.                                        15,200              68,006
 # Dainichiseika Colour & Chemicals
     Manufacturing Co., Ltd.                                163,000             501,561
   Dainippon Shigyo Co., Ltd.                                16,000              74,507
 # Daiseki Co., Ltd.                                         26,400             365,194
 # Daiso Co., Ltd.                                          112,000             282,250
 * Daisue Construction Co., Ltd.                             92,500              76,014
   Daisyo Corp.                                              24,000             210,153
 * Daito Woolen Spinning & Weaving
     Co., Ltd., Tokyo                                        42,000              28,378
   Daiwa Industries, Ltd.                                    64,000             179,401
   Daiwa Kosho Lease Co., Ltd.                              157,000             507,469
*# Daiwa Seiko, Inc.                                        145,000             157,551
   Daiwabo Co., Ltd.                                        162,000             165,668
   Daiwabo Information System Co., Ltd.                      22,000             178,178
   Danto Corp.                                               42,000             144,576
   Denki Kogyo Co., Ltd.                                     95,000             272,370
 * Denny's Japan Co., Ltd.                                   38,000             621,421
   Densei-Lambda KK                                          26,484             200,951
 # Denyo Co., Ltd.                                           38,000             165,851
*# Descente, Ltd.                                            95,000             163,075
 * Dia Kensetsu Co., Ltd.                                    31,000              27,456
   Diamond Computer Service Co., Ltd.                        18,000              99,434
 * Dijet Industrial Co., Ltd.                                34,000              42,221
   Doshisha Co., Ltd.                                        15,000             335,555
*# Doutor Coffee Co., Ltd.                                   28,400             434,091
 * Dynic Corp.                                               52,000              68,846
   Eagle Industry Co., Ltd.                                  78,000             371,768
 * Econach Co., Ltd.                                         26,000              10,920
 * Eco-Tech Construction Co., Ltd.                          138,000              40,321
 # Edion Corp.                                              112,316             777,352
   Ehime Bank, Ltd.                                          55,000             204,392
   Eiken Chemical Co., Ltd.                                  24,000             300,438
   Eikoh, Inc.                                                8,000              36,888
   Elna Co., Ltd.                                            22,000              48,210
   Enplas Corp.                                              18,000             544,010
*# Enshu, Ltd.                                               69,000             112,144
   Ensuiko Sugar Refining Co., Ltd.                          51,000              90,805
 # Exedy Corp.                                               71,000             772,754
*# FDK Corp.                                                105,000             232,971
   FP Corp.                                                  26,800             400,825
 * Fine Sinter Co., Ltd.                                     18,000              48,320
 * First Baking Co., Ltd.                                    67,000              84,423
   Fontaine Co., Ltd.                                         5,000   $          46,978
   Foster Electric Co., Ltd.                                 32,000             126,516
   France Bed Co., Ltd.                                     193,000             463,468
*# Fudo Construction Co., Ltd.                              201,000             154,164
   Fuji Kiko Co., Ltd.                                       51,000             147,151
 * Fuji Kosan Co., Ltd.                                     130,000              94,960
   Fuji Kyuko Co., Ltd.                                     107,000             383,957
*# Fuji Spinning Co., Ltd., Tokyo                           163,000             150,320
   Fujicco Co., Ltd.                                         42,000             396,147
 * Fujii & Co., Ltd.                                         44,000                 402
 * Fujiko Co., Ltd.                                          55,000               1,004
   Fujikura Kasei Co., Ltd.                                  43,000             296,037
   Fujikura Rubber, Ltd.                                     34,000             200,237
 # Fujirebio, Inc.                                           75,000             732,058
 # Fujita Kanko, Inc.                                       132,000             472,462
 # Fujitec Co., Ltd.                                        126,000             536,121
   Fujitsu Access, Ltd.                                      36,000             213,002
   Fujitsu Business Systems, Ltd.                            32,500             392,303
   Fujitsu Devices, Inc.                                     32,000             262,966
   Fujitsu Fronttec, Ltd.                                    21,000             205,168
 * Fujitsu General, Ltd.                                    111,000             309,122
*# Fujiya Co., Ltd.                                         190,000             235,939
   Fukuda Corp.                                              65,000             244,522
   Fukushima Bank, Ltd.                                     213,000             287,838
 * Fukusuke Corp.                                            95,000                 867
 * Fumakilla, Ltd.                                           24,000              27,392
 * Furukawa Battery Co., Ltd.                                45,000              84,642
 * Furukawa Co., Ltd.                                       405,000             462,244
   Fuso Lexel Inc.                                            8,000              59,898
 # Fuso Pharmaceutical Industries, Ltd.                      99,000             324,516
 * GSI Creoss Corp.                                          90,000             153,671
 * Ga-jo-en Kanko KK                                         37,000                   0
 * Gakken Co., Ltd.                                         126,000             153,013
 * Generas Corp.                                             64,000              36,231
 # Genki Sushi Co., Ltd.                                      7,500             104,844
   Geostar Corp.                                             10,000              31,958
 * Global-Dining, Inc.                                        6,200              35,382
*# Godo Steel, Ltd.                                         199,000             330,698
 * Goldwin, Inc.                                             47,000              54,072
 # Gourmet Kineya Co., Ltd.                                  31,000             232,953
 * Graphtec Corp.                                            39,000              37,034
 * Gro-BeLS Co., Ltd.                                        40,000              34,697
   Gun-Ei Chemical Industry Co., Ltd.                       127,000             255,113
   Hagoromo Foods Corp.                                      18,000             161,067
   Hakuto Co., Ltd.                                          25,000             305,652
   Hakuyosha Co., Ltd.                                       57,000             163,943
   Haltec Corp.                                              32,000              49,671
 * Hamai Co., Ltd.                                           22,000              20,489
   Hanwa Co., Ltd.                                          405,000             950,375
   Happinet Corp.                                            15,000             120,663
   Harashin Co., Ltd.                                        14,100             105,570
   Harima Chemicals, Inc.                                    37,000             214,865
   Haruyama Trading Co., Ltd.                                16,800             151,249
 * Hayashikane Sangyo Co., Ltd.                             128,000             118,042
   Hibiya Engineering, Ltd.                                  56,000             367,129
 * Higashi-Nippon Bank, Ltd.                                 40,000             108,108
   Hisaka Works, Ltd.                                        41,000             213,386
   Hitachi Business Solution Co., Ltd.                       10,000              73,046
   Hitachi Kiden Kogyo, Ltd.                                 20,000              68,481
   Hitachi Koki Co., Ltd.                                   153,000             655,196
 # Hitachi Kokusai Electric, Inc.                            76,000             498,941

                                                             SHARES              VALUE+
                                                             ------              ------
   Hitachi Medical Corp.                                     53,000   $         624,270
   Hitachi Metals Techno, Ltd.                               12,000              30,679
   Hitachi Plant Engineering &
     Construction Co., Ltd.                                 146,000             435,920
   Hitachi Powdered Metal Co., Ltd.                          46,000             274,690
   Hitachi Tool Engineering, Ltd.                            30,000             130,113
   Hochiki Corp.                                             42,000             163,751
*# Hodogaya Chemical Co., Ltd.                              100,000             232,834
 * Hohsui Corp.                                              56,000              44,996
   Hokkai Can Co., Ltd., Tokyo                               83,000             169,759
*# Hokkaido Bank, Ltd.                                      505,000             599,434
   Hokkaido Coca Cola Bottling Co., Ltd.                     33,000             181,392
   Hokkaido Gas Co., Ltd.                                    87,000             206,538
   Hokko Chemical Industry Co., Ltd.                         41,000             134,770
   Hokuetsu Bank                                            263,000             547,517
 * Hokuriku Electric Industry Co., Ltd.                     112,000             189,189
   Hokuriku Electrical Construction
     Co., Ltd.                                               36,000              93,024
   Hokuriku Gas Co., Ltd.                                    64,000             175,895
 * Hokushin Co., Ltd.                                        39,900              45,904
 # Hokuto Corp.                                              41,600             576,596
   Homac Corp.                                               60,000             417,458
   Honshu Chemical Industry Co., Ltd.                         7,000              31,255
 # Horiba, Ltd.                                              54,000             562,089
   Horipro, Inc.                                             16,000              98,028
 * Hosokawa Micron Corp.                                     40,000             176,041
*# Howa Machinery, Ltd.                                     181,000             176,835
   I-Net Corp.                                               12,000              44,375
   ISE Chemicals Corp.                                       17,000              52,931
 * Ichida and Co., Ltd.                                      23,400              19,016
   Ichikawa Co., Ltd.                                        49,000             121,247
 * Ichiken Co., Ltd.                                         48,000              43,389
   Ichikoh Industries, Ltd.                                 141,000             290,961
   Ichiyoshi Securities Co., Ltd.                            54,000             241,600
   Icom, Inc.                                                19,500             356,099
   Idec Izumi Corp.                                          47,000             276,799
   Ihara Chemical Industry Co., Ltd.                         80,000             134,405
   Iino Kaiun Kaisha, Ltd.                                  161,000             421,905
*# Ikegami Tsushinki Co., Ltd.                              102,000             182,542
   Impact 21 Co., Ltd.                                       19,000             343,499
*# Impress Corp.                                                178             209,660
   Inaba Denki Sangyo Co., Ltd.                              38,000             539,536
 # Inaba Seisa Kusho Co., Ltd.                               18,700             259,533
   Inabata and Co., Ltd., Osaka                              70,000             367,513
   Inageya Co., Ltd.                                         77,000             667,915
   Ines Corp.                                                64,900             513,772
 # Information Services
     International-Dentsu, Ltd.                              42,900             557,011
   Intec, Inc.                                               51,000             317,120
 * Inui Steamship Co., Ltd.                                  31,000              44,439
*# Iseki & Co., Ltd.                                        279,000             647,060
   Ishii Hyoki Co., Ltd.                                      3,600              29,584
*# Ishii Iron Works Co., Ltd.                                52,000              62,673
*# Ishikawa Seisakusho, Ltd.                                 75,000              97,927
   Ishikawajima Construction Materials
     Co., Ltd.                                               18,000              46,841
   Ishikawajima Transport Machinery
     Co., Ltd.                                               16,000              33,601
 * Ishizuka Glass Co., Ltd.                                  49,000              77,401
   Itochu Enex Co., Ltd.                                    119,000             543,280
   Itochu Shokuh Co., Ltd.                                   14,400             464,134
   Itoki Crebio Corp.                                        56,000   $         110,446
   Iwaki & Co., Ltd.                                         19,000              39,034
 # Iwasaki Electric Co., Ltd.                               110,000             321,403
 * Iwatani International Corp.                              313,000             571,585
*# Iwatsu Electric Co., Ltd.                                145,000             301,863
 * Izuhakone Railway Co., Ltd.                                  300              35,610
 * Izukyu Corp.                                               7,700              81,556
   Izumiya Co., Ltd.                                        123,000             537,957
*# Izutsuya Co., Ltd.                                       123,000             229,109
   J-Oil Mills, Inc.                                        173,000             289,071
   JFE Koken Corp.                                           32,000             127,392
   JMS Co., Ltd.                                             49,000             130,195
 * Jac Holdings Co., Ltd.                                    11,000              26,616
   Jaccs Co., Ltd.                                          175,000             591,216
   Jamco Corp.                                               18,000              46,183
*# Janome Sewing Machine Co., Ltd.                          224,000             210,665
 # Japan Business Computer Co., Ltd.                         34,000             221,969
 # Japan Carlit Co., Ltd.                                    28,000             179,985
   Japan Cash Machine Co., Ltd.                              24,000             522,644
   Japan Digital Laboratory Co., Ltd.                        35,600             349,109
 # Japan Foundation Engineering
     Co., Ltd.                                               49,200             107,816
   Japan Information Processing
     Service Co., Ltd.                                       26,000             205,588
   Japan Kenzai Co., Ltd.                                    17,500             100,826
   Japan Maintenance Co., Ltd.                               27,000             115,376
   Japan Medical Dynamic Marketing
     Inc.                                                    18,700             243,141
   Japan Oil Transportation Co., Ltd.                        45,000              85,875
 # Japan Pulp and Paper Co., Ltd.                           179,000             612,902
 * Japan Servo Co., Ltd.                                     24,000              39,226
   Japan Steel Tower Co., Ltd.                               19,000              30,533
 * Japan Steel Works, Ltd.                                  461,000             488,276
*# Japan Storage Battery Co., Ltd.                          187,000             367,102
   Japan Transcity Corp.                                     79,000             163,020
   Japan Vilene Co., Ltd.                                   101,000             350,438
   Japan Wool Textile Co., Ltd.                             138,000             614,902
   Jastec Co., Ltd.                                           8,000             124,105
   Jeans Mate Corp.                                          12,740             100,273
*# Jeol, Ltd.                                                97,000             706,775
 * Jidosha Denki Kogyo Co., Ltd.                             34,000              58,364
   Joban Kosan Co., Ltd.                                    101,000             128,187
   Joint Corp.                                               24,900             297,836
*# Joshin Denki Co., Ltd.                                    98,000             231,757
 # Jsp Corp.                                                 29,000             240,961
*# Jujiya Co., Ltd.                                         202,000             119,887
*# Juki Corp.                                               153,000             502,922
 * Jyomo Co., Ltd.                                           48,000              45,581
   K.R.S. Corp.                                              10,600             109,175
   Kabuki-Za Co., Ltd.                                       15,000             542,367
   Kadokawa Holdings, Inc.                                   27,000             727,265
 # Kaga Electronics Co., Ltd.                                33,000             561,952
   Kagawa Bank, Ltd.                                         83,350             418,577
   Kahma Co., Ltd.                                           46,000             419,595
 # Kaken Pharmaceutical Co., Ltd.                           118,000             586,121
 * Kakuei (L.) Corp.                                        100,000                 913
 * Kamagai Gumi Co., Ltd.                                    87,800             130,674
   Kameda Seika Co., Ltd.                                    19,000             123,174
   Kamei Corp.                                               47,000             235,601
   Kanaden Corp.                                             43,000             184,533
   Kanagawa Chuo Kotsu Co., Ltd.                             90,000             549,763

                                                             SHARES              VALUE+
                                                             ------              ------
 # Kanamoto Co., Ltd.                                        43,000   $         194,741
 * Kanebo, Ltd.                                             110,000             110,482
*# Kanematsu Corp.                                          402,500             602,721
   Kanematsu Electronics, Ltd.                               38,000             409,076
 * Kanematsu-NNK Corp.                                       60,000             121,074
   Kanto Auto Works, Ltd., Yokosuka                          78,000             626,735
 # Kanto Denka Kogyo Co., Ltd.                               83,000             312,993
   Kanto Natural Gas Development
     Co., Ltd.                                              104,000             471,001
*# Kanto Tsukuba Bank, Ltd.                                  19,100             118,590
   Kasai Kogyo Co., Ltd.                                     28,000              67,239
   Kasei (C.I.) Co., Ltd.                                    46,000             149,525
 # Kasumi Co., Ltd.                                         132,000             614,682
   Katakura Chikkarin Co., Ltd.                              17,000              45,480
 # Katakura Industries Co., Ltd.                             49,000             325,712
   Kato Sangyo Co., Ltd.                                     51,000             454,027
 # Kato Works Co., Ltd.                                      82,000             163,221
 * Katsumura Construction Co., Ltd.                          48,600              44,375
   Kawada Industries, Inc.                                   76,000             138,787
*# Kawai Musical Instruments
     Manufacturing Co., Ltd.                                 99,000             146,439
 * Kawasaki Kasei Chemicals, Ltd.                            36,000              23,996
   Kawashima Textile Manufacturers,
     Ltd.                                                   126,000             141,508
 * Kawasho Corp.                                            549,000             977,493
   Kawasho Gecoss Corp.                                      45,000             152,849
   Kawasumi Laboratories, Inc.                               26,000             159,295
 * Kawatetsu Systems, Inc.                                      112             153,397
 # Keihin Co., Ltd.                                         100,000             146,092
   Keiiyu Co., Ltd.                                           7,300              49,791
   Keiyo Co., Ltd.                                          139,900             504,570
 * Kenwood Corp.                                             50,000             111,852
 # Key Coffee, Inc.                                          33,000             445,946
   Kibun Food Chemifa Co., Ltd.                              35,000             374,224
 * Kimmon Manufacturing Co., Ltd.                            41,000              34,441
 * Kimura Chemical Plants Co., Ltd.                          27,000              33,775
   Kinki Coca-Cola Bottling Co., Ltd.                        86,000             568,517
 * Kinki Nippon Tourist Co., Ltd.                           133,000             307,241
   Kinki Sharyo Co., Ltd., Nagaokakyo                       101,000             267,440
*# Kinsho Corp.                                              21,000              39,308
*# Kinugawa Rubber Industrial Co., Ltd.                      83,000             157,633
   Kioritz Corp.                                             96,000             173,557
 # Kishu Paper Co., Ltd.                                    125,000             197,453
   Kisoji Co., Ltd.                                          22,000             271,987
*# Kitagawa Iron Works Co., Ltd.                            124,000             183,419
   Kita-Nippon Bank, Ltd.                                     8,506             358,041
   Kitano Construction Corp.                                 97,000             150,566
   Kitazawa Sangyo Co., Ltd.                                 17,500              28,123
   Kitz Corp.                                               234,000             303,397
   Koa Corp.                                                 58,000             415,723
 # Koatsu Gas Kogyo Co., Ltd.                                78,000             240,011
   Kobayashi Yoko Co., Ltd.                                   8,000             138,861
   Kodensha Co., Ltd.                                        14,000              36,815
   Koekisha Co., Ltd.                                         4,900             107,378
 # Kohnan Shoji Co., Ltd.                                    20,590             303,248
   Kohsoku Corp.                                              6,700              45,515
   Koike Sanso Kogyo Co., Ltd.                               30,000              36,980
   Koito Industries, Ltd.                                    31,000              97,370
 # Kojima Co., Ltd.                                          40,000             238,495
 * Kokune Corp.                                              42,000                 383
   Kokusai Kogyo Co., Ltd.                                   47,000             144,622
   Komai Tekko, Inc.                                         53,000   $         106,465
 * Komatsu Electronics Metals Co., Ltd.                      39,600             350,731
   Komatsu Seiren Co., Ltd.                                  53,000             136,468
   Komatsu Wall Industry Co., Ltd.                           14,000             180,625
   Konaka Co., Ltd.                                          29,700             200,947
   Konami Sports Corp.                                       35,300             551,482
   Kondotec, Inc.                                            12,500              62,774
   Konishi Co., Ltd.                                         28,000             220,124
   Kosaido Co., Ltd.                                         34,000             305,789
 * Kosei Securities Co., Ltd.                               137,000             283,957
   Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                                  108,000             165,668
   Kurabo Industries, Ltd.                                  306,000             455,424
 # Kurimoto, Ltd.                                           166,000             307,688
   Kuroda Electric Co., Ltd.                                 18,000             581,812
   Kurosaki Harima Corp.                                     96,000             128,853
   Kyoden Co., Ltd.                                          68,000             329,693
   Kyodo Printing Co., Ltd.                                 112,000             329,292
 # Kyodo Shiryo Co., Ltd.                                   145,000             148,283
   Kyoei Sangyo Co., Ltd.                                    44,000             102,447
 # Kyoei Tanker Co., Ltd.                                    53,000              81,300
   Kyokuto Boeki Kaisha, Ltd.                                36,000              82,177
   Kyokuto Kaihatsu Kogyo Co., Ltd.                          38,300             300,749
   Kyokuyo Co., Ltd.                                        167,000             230,250
 # Kyoritsu Maintenance Co., Ltd.                            15,400             224,701
   Kyosan Electric Manufacturing
     Co., Ltd.                                               78,000             240,723
   Kyoto Kimono Yuzen Co., Ltd.                                  79             152,922
   Kyowa Electronic Instruments
     Co., Ltd.                                               30,000              67,385
   Kyowa Leather Cloth Co., Ltd.                             32,000             146,092
   Kyudenko Corp.                                           103,000             411,925
 # Laox Co., Ltd.                                            21,000              40,650
 * Lonseal Corp.                                             18,000              13,148
*# Look, Inc.                                                50,000             279,401
 # MR Max Corp.                                              56,300             178,379
 * Macnica, Inc.                                             25,700             667,609
   Maeda Road Construction Co., Ltd.                        105,000             525,384
   Maezawa Industries, Inc.                                  27,700             123,679
   Maezawa Kaisei Industries Co., Ltd.                       20,600             239,443
   Maezawa Kyuso Industries Co., Ltd.                        10,000              71,950
 * Magara Construction Co., Ltd.                             61,000              52,356
   Makino Milling Machine Co., Ltd.                         114,000             538,148
 * Mamiya-Op Co., Ltd.                                       58,000              88,970
   Marche Corp.                                               6,100              52,968
   Mars Engineering Corp.                                    13,000             613,678
   Marubeni Construction Material
     Lease Co., Ltd.                                         28,000              37,071
   Marubun Corp.                                             37,800             200,183
   Marudai Food Co., Ltd.                                   164,000             268,042
 * Maruei Department Store Co., Ltd.                         72,000              95,982
   Maruha Corp.                                             434,000             534,971
 * Maruishi Cycle Industries, Ltd.                           33,000              13,258
 # Marusan Securities Co., Ltd.                             106,000             544,905
   Maruwa Co., Ltd.                                          13,000             141,728
   Maruwn Corp.                                              44,000             108,072
   Maruya Co., Ltd.                                          14,000              93,316
   Maruyama Manufacturing Co., Inc.                          73,000              89,317
*# Maruzen Co., Ltd.                                        179,000             258,236
   Maruzen Co., Ltd.                                         13,000              53,771
   Maruzen Showa Unyu Co., Ltd.                             122,000             272,918

                                                             SHARES              VALUE+
                                                             ------              ------
   Maspro Denkoh Corp.                                       27,000   $         263,787
   Matsuda Sangyo Co., Ltd.                                  27,000             185,637
   Matsui Construction Co., Ltd.                             40,000             111,030
   Matsuo Bridge Co., Ltd.                                   37,000             102,027
 # Matsuya Co., Ltd.                                         74,000             310,811
   Matsuya Foods Co., Ltd.                                   20,000             422,754
   Matsuzakaya Co., Ltd.                                    189,077             685,387
*# Max Co., Ltd.                                             69,000             590,961
*# Megachips Corp.                                           21,700             202,496
*# Meidensha Corp.                                          378,050             780,125
 * Meiji Machine Co., Ltd.                                   55,000              32,140
   Meiji Shipping Co., Ltd.                                  47,000             128,744
 * Meisei Industrial Co., Ltd.                               29,000              82,615
 # Meito Sangyo Co., Ltd.                                    38,000             451,753
   Meito Transportation Co., Ltd.                             9,000              74,123
   Meiwa Estate Co., Ltd.                                    34,000             273,192
   Meiwa Industry Co., Ltd.                                  15,000              33,966
 * Meiwa Trading Co., Ltd.                                   55,000              76,333
   Melco Holdings, Inc.                                       9,000             244,065
   Mercian Corp.                                            212,000             425,858
   Mikuni Coca-Cola Bottling Co., Ltd.                       60,000             444,302
 # Milbon Co., Ltd.                                          13,200             338,075
 # Mimasu Semiconductor Industry
     Co., Ltd.                                               30,000             369,248
   Ministop Co., Ltd.                                        36,700             539,844
   Mirai Group Co., Ltd.                                     49,000              91,718
   Miroku Jyoho Service Co., Ltd.                            12,000              79,985
 * Misawa Homes Holdings, Inc.                              262,900             355,270
 # Misawa Resort Co., Ltd.                                   40,000              81,081
 * Mito Securities Co., Ltd.                                 63,000             151,287
   Mitsuba Corp.                                             47,000             191,399
 * Mitsubishi Cable Industries, Ltd.                        241,000             235,455
 * Mitsubishi Kakoki Kaisha, Ltd.                           117,000             152,767
*# Mitsubishi Paper Mills, Ltd.                             406,000             548,649
   Mitsubishi Pencil Co., Ltd.                               61,000             388,212
 # Mitsubishi Plastics, Inc.                                310,000             761,414
   Mitsubishi Shindoh Co., Ltd.                              82,000             137,016
 # Mitsubishi Steel Manufacturing Co.,
     Ltd.                                                   253,000             288,760
   Mitsuboshi Belting, Ltd.                                 153,000             444,248
 # Mitsui High-Tec, Inc.                                     58,000             690,048
   Mitsui Home Co., Ltd.                                     97,000             365,787
 * Mitsui Knowledge Industry Co., Ltd.                        8,800              70,146
*# Mitsui Matsushima Co., Ltd.                               90,000             107,652
 * Mitsui Mining Co., Ltd.                                  225,000             149,973
 # Mitsui Sugar Co., Ltd.                                   116,000             216,070
 # Mitsui-Soko Co., Ltd.                                    204,000             454,492
   Mitsumura Printing Co., Ltd.                              49,000             236,678
   Mitsuuroko Co., Ltd.                                      76,000             417,750
   Miura Co., Ltd.                                           52,100             620,805
   Miura Printing Corp.                                      16,000              49,671
   Miyaji Engineering Group                                  90,000             138,879
   Miyazaki Bank, Ltd.                                       83,000             300,110
 # Miyoshi Oil & Fat Co., Ltd.                              120,000             225,712
 # Miyuki Keori Co., Ltd.                                    50,000             137,874
   Mizuno Corp.                                             165,000             567,979
 * Momiji Holdings, Inc.                                        190             400,749
   Morinaga & Co., Ltd.                                     340,000             589,847
 * Morishita Jinton Co., Ltd.                                19,800              72,316
   Morita Corp.                                              59,000             197,170
 # Moritex Corp.                                             15,000             142,440
   Morozoff, Ltd., Osaka                                     50,000   $          89,938
   Mory Industries, Inc.                                     66,000             131,373
   Mos Food Services, Inc.                                   47,000             392,668
   Moshi Moshi Hotline, Inc.                                  7,250             509,724
 * Mutoh Industries, Ltd.                                    61,000             128,104
   Mutow Co., Ltd.                                           38,000             126,991
   Myojo Foods Co., Ltd.                                     25,000              63,002
 # NAC Co., Ltd.                                             13,000              96,859
   NEC Infrontia Corp.                                      167,000             419,330
 # NEC System Integration &
     Construction, Ltd.                                      53,000             396,339
*# NEC Tokin Corp.                                           86,000             467,221
   Nabtesco Corp.                                           210,000           1,106,373
 # Nachi-Fujikoshi Corp.                                    433,000             933,053
 # Nagano Bank, Ltd.                                        122,000             364,262
 * Nagano Japan Radio Co., Ltd.                              27,000              35,007
 # Nagatanien Co., Ltd.                                      56,000             406,501
 * Naigai Co., Ltd.                                         109,000              84,596
   Nakabayashi Co., Ltd.                                     76,000             114,500
 # Nakamuraya Co., Ltd.                                      85,000             211,103
*# Nakano Corp.                                              66,000              65,687
 * Nakayama Steel Works, Ltd.                               165,000             335,966
   Nakayo Telecommunications, Inc.                           16,000              59,021
   Neturen Co., Ltd., Tokyo                                  52,000             206,063
   New Japan Radio Co., Ltd.                                 48,000             538,203
   Nichia Steel Works, Ltd.                                  52,900             138,143
   Nichias Corp.                                            237,000             627,557
 # Nichiban Co., Ltd.                                        58,000             156,227
 * Nichiboshin, Ltd.                                          1,190               1,087
   Nichiha Corp.                                             64,980             741,645
 # Nichimo Co., Ltd.                                         54,000              90,230
*# Nichimo Corp.                                             85,000              48,119
 # Nichireki Co., Ltd.                                       44,000             146,238
 # Nichiro Corp.                                            289,000             337,765
   Nidec Tosok Corp.                                         13,000             182,798
   Nihon Dempa Kogyo Co., Ltd.                               28,000             440,248
   Nihon Eslead Corp.                                         9,500             166,545
   Nihon Inter Electronics Corp.                             27,000             165,175
   Nihon Kagaku Sangyo Co., Ltd.                             14,000              43,718
 * Nihon Kentetsu Co., Ltd.                                  27,000              32,295
   Nihon Kohden Corp.                                        85,000             558,026
   Nihon Matai Co., Ltd.                                     50,000              90,394
   Nihon Nohyaku Co., Ltd.                                  103,000             184,332
   Nihon Parkerizing Co., Ltd.                               92,000             400,694
 * Nihon Seiko Co., Ltd.                                     11,000              27,721
   Nihon Shokuh Kako Co., Ltd.                               26,000              48,667
   Nihon Spindle Manufacturing Co., Ltd.                     56,000              72,096
   Nihon Tokushu Toryo Co., Ltd.                             35,000             127,831
 # Nikken Chemicals Co., Ltd.                               130,000             377,465
   Nikkiso Co., Ltd.                                        107,000             385,911
   Nikko Co., Ltd., Akashi                                   52,000             142,440
 * Nippei Toyama Corp.                                       34,000              62,400
 * Nippon Avionics Co., Ltd.                                 19,000              31,748
   Nippon Beet Sugar Manufacturing
     Co., Ltd.                                              216,000             327,392
*# Nippon Carbide Industries Co., Inc.,
     Tokyo                                                  101,000             101,443
*# Nippon Carbon Co., Ltd.                                  177,000             226,260
 # Nippon Ceramic Co., Ltd.                                  32,000             281,958
   Nippon Chemical Industrial Co., Ltd.                     131,000             424,626
   Nippon Chemi-Con Corp.                                   159,000             598,137

                                                             SHARES              VALUE+
                                                             ------              ------
 * Nippon Chemiphar Co., Ltd.                                49,000   $         137,801
   Nippon Chutetsukan KK                                     44,000              74,726
 * Nippon Concrete Industries Co., Ltd.                      65,000              73,594
   Nippon Conlux Co., Ltd.                                   30,000             190,376
 * Nippon Conveyor Co., Ltd.                                 43,000              31,017
 # Nippon Denko Co., Ltd.                                   159,000             251,160
 # Nippon Densetsu Kogyo Co., Ltd.                           81,000             303,232
   Nippon Denwa Shisetu Co., Ltd.                            90,000             262,966
   Nippon Felt Co., Ltd.                                     28,000              84,368
 # Nippon Fine Chemical Co., Ltd.                            40,000             147,188
   Nippon Flour Mills Co., Ltd.                             186,000             660,647
 * Nippon Foil Mfg., Co., Ltd.                               21,000              26,844
 * Nippon Formula Feed Manufacturing
     Co., Ltd.                                              100,000             133,309
   Nippon Gas Co., Ltd.                                      62,000             524,781
   Nippon Hume Corp.                                         43,000              82,843
 # Nippon Kanzai Co., Ltd.                                   27,200             396,377
*# Nippon Kasei Chemical Co., Ltd.                          154,000             179,985
 * Nippon Kinzoku Co., Ltd.                                  93,000             106,145
   Nippon Koei Co., Ltd., Tokyo                             107,000             218,846
   Nippon Konpo Unyu Soko Co., Ltd.                          92,000             600,621
 * Nippon Koshuha Steel Co., Ltd.                           151,000             147,526
*# Nippon Metal Industry Co., Ltd.                          230,000             201,607
 * Nippon Pigment Co., Ltd.                                  11,000              25,612
   Nippon Pillar Packing Co., Ltd.                           15,000              79,711
 * Nippon Piston Ring Co., Ltd.                             104,000             149,087
   Nippon Road Co., Ltd.                                    147,000             241,600
 # Nippon Seiki Co., Ltd.                                    76,000             507,962
   Nippon Seisen Co., Ltd.                                   39,000              85,464
 # Nippon Sharyo, Ltd.                                      215,000             437,774
   Nippon Shinpan Co., Ltd.                                 213,000             472,599
   Nippon Shinyaku Co., Ltd.                                 73,000             407,259
   Nippon Signal Co., Ltd.                                  109,000             501,607
   Nippon Soda Co., Ltd.                                    177,000             399,187
 # Nippon Synthetic Chemical Industry
     Co., Ltd.                                              152,000             312,272
   Nippon System Development Co.,
     Ltd.                                                    32,100             556,592
   Nippon Systemware Co., Ltd.                               20,000             163,440
   Nippon Thompson Co., Ltd.                                 77,000             510,427
   Nippon Tungsten Co., Ltd.                                 24,000              41,636
   Nippon Valqua Industries, Ltd.                           119,000             235,783
 * Nippon Yakin Kogyo Co., Ltd.                             117,500             171,658
 * Nippon Yusoki Co., Ltd.                                   49,000             103,798
   Nishimatsuya Chain Co., Ltd.                              30,600             849,379
 * Nishishiba Electric Co., Ltd.                             28,000              35,793
*# Nissan Diesel Motor Co., Ltd.                            284,000             536,779
   Nissei Plastic Industrial Co., Ltd.                       14,000              70,307
 * Nisseki House Industry Co., Ltd.                         260,000               2,374
 # Nissha Printing Co., Ltd.                                 81,000             959,989
 # Nisshin Fire & Marine Insurance
     Co., Ltd.                                              201,000             477,173
 # Nisshin Fudosan Co., Ltd.                                 11,700              96,574
   Nissho Electronics Corp.                                  23,000             191,107
 * Nissho Iwai-Nichmen Holdings Corp.                        68,000             317,275
   Nissin Co., Ltd.                                         149,800             600,458
   Nissin Corp.                                             150,000             291,728
 * Nissin Electric Co., Ltd.                                134,000             349,927
   Nissin Kogyo Co., Ltd.                                    22,500             498,197
   Nissin Sugar Manufacturing Co., Ltd.                      74,000             120,270
   Nissui Pharmaceutical Co., Ltd.                           20,000             105,004
 * Nitchitsu Co., Ltd.                                       14,000   $          17,513
   Nitta Corp.                                               42,000             518,481
   Nittan Valve Co., Ltd.                                    18,000              47,663
   Nittetsu Mining Co., Ltd.                                118,000             276,899
 * Nittetsu Steel Sheet Corp.                                84,000             152,630
   Nitto Boseki Co., Ltd.                                   364,000             422,096
   Nitto Electric Works, Ltd.                                59,000             426,662
 # Nitto Flour Milling Co., Ltd.                             54,000             114,883
   Nitto Kohki Co., Ltd.                                     25,000             380,752
   Nitto Seiko Co., Ltd.                                     56,000              70,051
   Nitto Seimo Co., Ltd.                                     32,000              94,668
*# Nittoc Construction Co., Ltd.                             61,000             144,814
   Noda Corp.                                                 1,300               5,045
   Nohmi Bosai, Ltd.                                         59,000             262,893
   Nomura Co., Ltd.                                          26,000              99,945
   Noritake Co., Ltd.                                       178,000             576,972
 # Nosan Corp.                                              201,000             350,539
   O-M, Ltd.                                                 46,000              57,542
 * OKK Corp.                                                101,000              94,065
   OSG Corp.                                                 86,000             627,411
 * Obayashi Road Corp.                                       65,000             115,139
   Odakyu Construction Co., Ltd.                             29,000              68,846
   Odakyu Real Estate Co., Ltd.                              58,000             126,041
   Oenon Holdings, Inc.                                      74,000             150,000
 * Ohki Corp.                                                73,000              83,318
 * Ohmori Co., Ltd.                                         184,000              16,801
 * Oie Sangyo Co., Ltd.                                         400               2,736
   Oiles Corp.                                               30,000             580,716
   Okabe Co., Ltd.                                           29,000              80,762
   Okamoto Industries, Inc.                                 212,000             480,059
 * Okamoto Machine Tool Works, Ltd.                          33,000              82,259
 * Okaya Electric Industries Co., Ltd.                       16,000              34,332
 * Oki Electric Cable Co., Ltd.                              56,000              95,617
   Okinawa Electric Power Co., Ltd.                          20,000             547,845
 * Okuma and Howa Machinery, Ltd.                            69,000              88,833
*# Okuma Corp.                                              163,000             363,148
 # Okura Industrial Co., Ltd.                                96,000             699,489
   Okuwa Co., Ltd.                                           59,000             588,276
   Olympic Corp.                                             31,000             389,198
 * Omikenshi Co., Ltd.                                       53,000              26,132
 * Ono Sokki Co., Ltd.                                       43,000             133,492
   Organo Corp.                                             101,000             415,915
 * Orient Watch Co., Ltd.                                    12,000               4,492
 # Oriental Construction Co., Ltd.                           39,000             159,533
   Oriental Yeast Co., Ltd.                                  34,000             219,485
   Origin Electric Co., Ltd.                                 54,000             239,628
   Osaka Securities Finance Co., Ltd.                        54,000             111,432
   Osaka Steel Co., Ltd.                                     52,000             412,126
   Osaki Electric Co., Ltd.                                  56,000             267,422
   Oyo Corp.                                                 40,000             260,409
 # P.S. Mitsubishi Construction Co., Ltd.                    35,000             143,809
   PCA Corp.                                                  6,500              57,569
   Pacific Industrial Co., Ltd.                              68,000             197,443
 # Parco Co., Ltd.                                           82,000             414,792
 * Pasco Corp.                                              111,500             335,966
 * Patlite Corp.                                              5,000              87,655
 * Penta-Ocean Construction Co., Ltd.                       379,000             352,977
 # Pentax Corp.                                             180,000             747,809
   Petrolub International Co., Ltd.                          12,900              53,004
   Pigeon Corp.                                              37,000             422,297
   Pilot Corp.                                                   32              92,038

                                                             SHARES              VALUE+
                                                             ------              ------
   Piolax, Inc.                                               8,800   $         112,089
   Pocket Card Co., Ltd.                                     41,000             378,853
 # Pokka Corp.                                               48,000             135,866
   Poplar Co., Ltd.                                           7,260              73,382
   Posful Corp.                                              26,000             170,928
*# Press Kogyo Co., Ltd.                                    143,000             301,616
*# Prima Meat Packers, Ltd.                                 230,000             201,607
*# Privee Zurich Turnaround Group
     Co., Ltd.                                               21,000             348,786
   Pulstec Industrial Co., Ltd.                              21,200             136,468
   Q'Sai Co., Ltd.                                           42,000             299,124
   Raito Kogyo Co., Ltd.                                     84,900             281,398
 # Rasa Industries, Ltd.                                    119,000             228,178
 * Real Property                                             43,900                   0
*# Renown, Inc.                                             402,000             381,739
 # Resorttrust Inc.                                          28,600             620,206
   Rheon Automatic Machinery Co., Ltd.                       40,000             112,856
   Rhythm Watch Co., Ltd.                                   344,000             502,557
 * Ricoh Elemex Corp.                                        20,000              67,568
   Ricoh Leasing Co., Ltd.                                   10,000             185,354
   Right On Co., Ltd.                                        21,000             619,339
   Riken Corp.                                              193,000             585,062
   Riken Keiki Co., Ltd.                                     33,000             141,015
   Riken Technos Corp.                                       93,000             264,938
   Riken Vitamin Co., Ltd.                                   24,000             306,793
 # Ringer Hut Co., Ltd.                                      26,000             250,219
 # Rock Field Co., Ltd.                                      14,000             155,442
   Rohto Pharmaceutical Co., Ltd.                            56,000             453,031
   Roland Corp.                                              26,400             320,599
 * Round One Corp.                                               58             104,858
 # Royal Co., Ltd.                                           52,000             465,303
 * Ryobi, Ltd.                                              238,000             628,032
   Ryoden Trading Co., Ltd.                                  57,000             244,613
   Ryosan Co., Ltd.                                           1,700              26,093
 # Ryoyo Electro Corp.                                       40,000             401,753
 # S Foods, Inc.                                             28,000             191,746
 * S Science Co., Ltd.                                      139,000              63,459
   S.T. Chemical Co., Ltd.                                   48,000             361,578
   SMK Corp.                                                127,000             424,416
   SNT Corp.                                                 15,000              49,306
 * SPC Electronics Corp.                                     29,000             103,798
   SPK Corp.                                                  3,100              35,410
   SRL, Inc.                                                 42,000             321,750
 * SXL Corp.                                                101,000             164,153
   Saeki Kensetsu Kogyo Co., Ltd.                            71,000              64,180
 # Sagami Chain Co., Ltd.                                    37,000             305,743
   Sagami Co., Ltd.                                          51,000             185,802
 * Sailor Pen Co., Ltd.                                      44,000             161,505
 # Saizeriya Co., Ltd.                                       78,100             738,071
   Sakai Chemical Industry Co., Ltd.                        141,000             503,388
   Sakai Heavy Industries, Ltd.                              60,000             104,638
*# Sakai Ovex Co., Ltd.                                      85,000             124,954
   Sakata Inx Corp.                                          92,000             299,050
   Sakata Seed                                               17,900             186,322
 * Sakurada Co., Ltd.                                        38,000              29,839
   Sala Corp.                                                41,000             163,970
   San-Ai Oil Co., Ltd.                                      98,000             284,551
*# Sanix, Inc.                                               28,600             228,497
   Sankei Building Co., Ltd.                                 69,000             207,277
   Sanki Engineering Co., Ltd.                              105,000             533,053
   Sanko Co., Ltd.                                            2,000              10,409
   Sanko Metal Industrial Co., Ltd.,
     Tokyo                                                   54,000   $          84,806
*# Sankyo Seiki Manufacturing Co., Ltd.                      76,000             482,286
   Sankyo Seiko Co., Ltd.                                    86,000             261,487
 # Sankyu, Inc., Tokyo                                      415,000             439,554
   Sanoh Industrial Co., Ltd.                                53,000             239,545
   Sanshin Electronics Co., Ltd.                             45,000             255,159
   Sanyo Denki Co., Ltd.                                     65,000             148,968
 # Sanyo Electric Credit Co., Ltd.                           43,100             639,889
   Sanyo Engineering & Construction,
     Inc.                                                    21,000              57,524
   Sanyo Industries, Ltd., Tokyo                             48,000             115,705
 # Sanyo Special Steel Co., Ltd.                            207,000             291,070
 * Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                                  201,000             167,011
 * Sata Construction Co., Ltd.,
     Gumma                                                   61,000              54,584
   Sato Shoji Corp.                                          31,000             117,184
   Satori Electric Co., Ltd.                                 10,400             125,347
 * Sawafugji Electric Co., Ltd.                              31,000              58,026
   Secom Techno Service Co., Ltd.                            10,500             278,031
 # Seijo Corp.                                                8,000              89,116
   Seika Corp.                                              145,000             197,270
 * Seikitokyu Kogyo Co., Ltd.                                86,000              83,236
 * Seiko Corp.                                              102,407             532,980
   Seiren Co., Ltd.                                          81,000             454,849
 # Sekisui Jushi Co., Ltd.                                   59,000             251,580
   Sekisui Plastics Co., Ltd.                               126,000             281,866
   Sekiwa Real Eastate, Ltd.                                 16,000             115,267
   Sekiwa Real Estate Chubu, Ltd.                             7,000              29,081
   Senko Co., Ltd.                                          205,000             514,746
   Senshukai Co., Ltd.                                       70,000             734,387
   Shaddy Co., Ltd.                                          27,000             254,912
*# Shibaura Mechatronics Corp.                               71,000             536,130
   Shibusawa Warehouse Co., Ltd.                             94,000             189,682
 # Shibuya Kogyo Co., Ltd.                                   54,000             461,998
*# Shikibo, Ltd.                                            155,000             178,324
   Shikoku Chemicals Corp.                                   89,000             316,116
   Shikoku Coca-Cola Bottling Co., Ltd.                      31,000             307,679
   Shimizu Bank, Ltd.                                        12,600             587,893
   Shin Nippon Air Technologies
     Co., Ltd.                                               31,180             119,573
   Shinagawa Refractories Co., Ltd.                          82,000             163,970
 * Shindengen Electric Manufacturing
     Co., Ltd.                                              106,000             281,647
   Shin-Etsu Polymer Co., Ltd.                              111,000             687,162
   Shinkawa, Ltd.                                            21,000             396,914
   Shin-Keisei Electric Railway Co., Ltd.                    45,000             145,864
   Shinki Co., Ltd.                                          61,000             215,550
 # Shinko Electric Co., Ltd.                                257,000             650,009
   Shinko Plantech Co., Ltd.                                 27,000              27,365
   Shinko Shoji Co., Ltd.                                    29,000             155,962
   Shin-Kobe Electric Machinery
     Co., Ltd.                                               71,000             223,658
   Shinmaywa Industries, Ltd.                               148,000             436,487
*# Shinsho Corp.                                            110,000             168,736
*# Shinwa Kaiun Kaisha, Ltd.                                238,000             339,007
   Shinyei Kaisha                                            54,000              78,890
   Shiroki Co., Ltd.                                        132,000             272,389
   Shizuki Electric Co., Inc.                                23,000              48,512
 # Sho-Bond Corp.                                            39,100             193,501

                                                             SHARES              VALUE+
                                                             ------              ------
   Shobunsha Publications, Inc.                              25,000   $         315,011
*# Shochiku Co., Ltd.                                        99,000             629,145
 # Shoei Co., Ltd.                                           14,900             166,795
   Shoei Foods Corp.                                         14,000              55,606
   Shoko Co., Ltd.                                          156,000             199,416
   Shokusan Bank, Ltd.                                       52,000             175,676
   Showa Aircraft Industry Co., Ltd.                         22,000              72,745
*# Showa Electric Wire & Cable
     Co., Ltd., Kawasaki                                    270,000             318,024
 # Showa Highpolymer Co., Ltd.                               67,000             167,011
   Showa Mining Co., Ltd.                                    36,000              43,718
 # Showa Sangyo Co., Ltd.                                   282,000             584,496
   Showa Tansan Co., Ltd.                                    21,000              58,099
 # Siix Corp.                                                 6,000              94,777
   Silver Ox Inc.                                            30,000              66,289
*# Silver Seiko, Ltd.                                        87,000              36,541
   Sinanen Co., Ltd.                                        160,000             672,023
   Sintokogio, Ltd., Nagoya                                  70,000             194,942
   Snow Brand Seed Co., Ltd.                                 16,000              48,941
   Soda Nikka Co., Ltd.                                      35,000              59,441
*# Sodick Co., Ltd.                                          64,000             447,042
 * Software Research Associates, Inc.                         6,200              40,646
 # Sogo Medical Co., Ltd.                                     8,800             239,847
 * Sokkisha Co., Ltd.                                        40,000              54,054
   Sonton Food Industry Co., Ltd.                            15,000             114,637
 # Sorun Corp.                                               41,000             223,868
   Sotetsu Rosen Co., Ltd.                                   44,000             273,996
   Sotoh Co., Ltd.                                           12,000              98,393
   Space Co., Ltd.                                            9,400              60,681
   Star Micronics Co., Ltd.                                  59,000             338,851
   Starzen Corp.                                            126,000             195,581
   Stella Chemifa Corp.                                      14,000             178,707
   Subaru Enterprise Co., Ltd.                               36,000             104,200
   Sumida Corp.                                              17,600             509,423
 * Suminoe Textile Co., Ltd.                                 95,000             142,257
 * Sumitomo Coal Mining Co., Ltd.                            90,500              49,580
   Sumitomo Densetsu Co., Ltd.                               50,700             134,712
*# Sumitomo Light Metal Industries, Ltd.                    493,000             567,184
*# Sumitomo Mitsui Construction Co., Ltd.                   413,600             302,118
   Sumitomo Pipe & Tube Co., Ltd.                            35,000              71,905
   Sumitomo Precision Products Co.,
     Ltd., Amagasaki City                                    66,000             177,776
 # Sumitomo Seika Chemicals Co., Ltd.                       102,000             239,354
 # Sumitomo Special Metals Co., Ltd.                         76,000             834,113
   Sumitomo Warehouse Co., Ltd.                             172,000             457,013
 * Sun Wave Corp.                                            62,000             218,517
   SunTelephone Co., Ltd.                                    44,000             167,933
 # Suruga Corp.                                              11,000             130,570
 * Suzutan Co., Ltd.                                         62,000              72,462
 # Sysmex Corp.                                              23,700             516,111
 # T.Hasegawa Co., Ltd.                                      35,900             409,743
*# TC Properties Co., Ltd.                                  144,650             843,968
*# TC Properties Co., Ltd.                                  579,000                   0
 * TCM Corp.                                                146,000             274,617
 * TDF Corp.                                                 11,000              39,271
   TKC Corp.                                                 39,500             517,554
   TOC Co., Ltd.                                             80,000             431,702
   TYK Corp.                                                 67,000             122,964
   Tabai Espec Corp.                                         34,000             355,460
   Tachihi Enterprise Co., Ltd.                              17,000             357,789
   Tachikawa Corp.                                           14,000              69,029
   Tachi-S Co., Ltd.                                         21,100   $         146,421
   Tadano, Ltd.                                             161,000             495,407
   Taihei Dengyo Kaisha, Ltd.                                55,000             151,662
*# Taihei Kogyo Co., Ltd.                                   114,000             118,663
 * Taiheiyo Kouhatsu, Inc.                                   90,000              69,850
   Taiho Kogyo Co., Ltd.                                     30,000             245,435
   Taikisha, Ltd.                                            97,000           1,078,762
   Taisei Rotec Corp.                                       110,000             163,714
 * Taisei U-lec Co., Ltd.                                   134,000             196,987
 # Taito Co., Ltd.                                           70,000             171,932
   Taito Corp.                                                  410             535,336
 # Taiyo Toyo Sanso Co., Ltd.                               232,000             648,210
   Takada Kiko Co., Ltd.                                     31,000             125,393
 * Takagi Securities Co., Ltd.                               94,000             225,731
   Takamatsu Corp.                                           19,500             338,294
   Takano Co., Ltd.                                          15,000             186,267
 * Takaoka Electric Manufacturing Co.,
     Ltd., Tokyo                                            156,000             182,323
 * Taka-Q Co., Ltd.                                          34,500              34,336
   Takara Printing Co., Ltd.                                  6,000              44,047
 * Takarabune Corp.                                          26,000                 237
   Takasago International Corp.                             136,000             490,504
   Takasago Thermal Engineering Co.,
     Ltd.                                                   106,000             582,652
 * Takashima & Co., Ltd.                                     60,000              97,516
   Takigami Steel Construction Co., Ltd.                     18,000              72,316
   Takiron Co., Ltd.                                         98,000             304,237
   Takuma Co., Ltd.                                         108,000             565,048
   Tamura Corp.                                              93,000             332,871
 * Tamura Electric Works, Ltd.                               74,000             233,784
   Tanseisha Co., Ltd.                                       26,000              81,428
 # Tasaki Shinju Co., Ltd.                                   53,000             157,761
   Tateho Chemical Industries Co., Ltd.                      26,500              69,928
   Tatsuta Electric Wire & Cable
     Co., Ltd.                                              106,000             141,308
   Taya Co., Ltd.                                             5,000              42,458
   Tayca Corp.                                               74,000             191,216
 * Teac Corp.                                                88,000             123,740
   Techno Ryowa, Ltd.                                        16,400              66,636
   Tecmo, Ltd.                                               22,000             226,187
   Teikoku Hormone Manufacturing
     Co., Ltd.                                               33,000             237,135
 # Teikoku Piston Ring Co., Ltd.                             42,000             145,727
   Teikoku Sen-I Co., Ltd.                                   39,000             123,567
   Teikoku Tsushin Kogyo Co., Ltd.                           73,000             249,954
   Tekken Corp.                                             194,000             258,619
   Ten Allied Co., Ltd.                                      37,000             131,757
   Tenma Corp.                                               41,000             390,084
   Teraoka Seisakusho Co., Ltd.                              29,000             278,031
   Tetra Co., Ltd., Tokyo                                    41,000              75,247
 * The Daito Bank, Ltd.                                     114,000             236,286
 # The Nisshin Oillio Group, Ltd.                           196,000             486,779
   Three F Co., Ltd.                                          5,300              30,004
   Tigers Polymer Corp.                                      16,000              56,099
 * Titan Kogyo KK                                            36,000              46,019
 # Toa Corp.                                                247,000             279,657
 # Toa Doro Kogyo Co., Ltd.                                  65,000             118,700
   Toa Oil Co., Ltd.                                        145,000             206,538
 * Toabo Corp.                                               73,000              34,660
   Toagosei Co., Ltd.                                       292,719             553,258
 * Tobu Store Co., Ltd.                                      71,000             116,043

                                                             SHARES              VALUE+
                                                             ------              ------
   Tochigi Fuji Industrial Co., Ltd.                         51,000   $         128,059
   Toda Kogyo Corp.                                          68,000             283,747
 # Todentu Corp.                                             57,000             107,734
   Toei Co., Ltd.                                           185,000             554,054
   Toenec Corp.                                             101,000             300,639
   Tohcello Co., Ltd.                                        21,000              49,470
   Toho Co., Ltd.                                            35,000             261,733
   Toho Real Estate Co., Ltd.                                98,000             365,979
 # Toho Titanium Co., Ltd.                                   44,000             335,464
   Toho Zinc Co., Ltd.                                      156,000             253,543
   Tohoku Bank, Ltd.                                         63,000             120,225
   Tohoku Misawa Homes Co., Ltd.                             24,000              98,174
   Tohoku Pioneer Corp.                                      24,800             396,501
   Tohoku Telecommunications
     Construction Co., Ltd.                                  17,000              42,997
 * Tohpe Corp.                                               36,000              31,227
   Tohto Suisan Co., Ltd.                                    54,000              84,806
 # Tokai Carbon Co., Ltd.                                   253,000             630,652
*# Tokai Corp.                                              108,000             437,838
*# Tokai Kanko Co., Ltd.                                    333,000              91,216
 * Tokai Konetsu Kogyo Co., Ltd.                             15,000              31,090
 # Tokai Pulp & Paper Co., Ltd.                              88,000             323,010
 * Tokai Senko KK, Nagoya                                    47,000              42,485
 * Tokai Tokyo Securities Co., Ltd.                         366,250             792,561
 # Tokico, Ltd.                                             189,000             471,120
 * Tokimec, Inc.                                            119,000             208,619
   Toko Electric Corp.                                       39,000             101,488
 # Toko, Inc.                                               129,000             347,471
   Tokushima Bank, Ltd.                                      61,200             390,603
   Tokushu Paper Manufacturing
     Co., Ltd.                                               63,000             230,670
   Tokyo Biso Kogyo Corp.                                    13,000              64,217
 # Tokyo Denpa Co., Ltd.                                     11,000             195,855
   Tokyo Dome Corp.                                         233,000             699,936
   Tokyo Energy & Systems, Inc.                              49,000             156,592
   Tokyo Kikai Seisakusho, Ltd.                             132,000             318,189
   Tokyo Leasing Co., Ltd.                                   86,000             512,765
   Tokyo Nissan Auto Sales Co., Ltd.                         97,000             231,163
   Tokyo Rakutenchi Co., Ltd.                                92,000             331,812
 * Tokyo Rope Manufacturing Co., Ltd.                       202,000             191,819
   Tokyo Sangyo Co., Ltd.                                    36,500              97,316
   Tokyo Soir Co., Ltd.                                      17,000              42,997
 * Tokyo Tekko Co., Ltd.                                     67,000             150,493
   Tokyo Theatres Co., Inc., Tokyo                          116,000             119,686
   Tokyo Tomin Bank, Ltd.                                    45,200             739,989
   Tokyotokeiba Co., Ltd.                                   422,000             489,354
 # Tokyu Community Corp.                                     19,000             232,469
*# Tokyu Department Store Co., Ltd.                         406,000             344,759
   Tokyu Livable Inc.                                        22,200             231,689
   Tokyu Recreation Corp.                                    32,000             164,792
   Tokyu Store Chain Corp.                                  175,000             648,740
*# Tokyu Tourist Corp.                                       92,000              71,402
   Toli Corp.                                                83,000             147,781
   Tomato Bank, Ltd.                                        128,000             244,266
   Tomen Electronics Corp.                                   10,000             407,232
   Tomoe Corp.                                               56,000              76,698
*# Tomoegawa Paper Co., Ltd.                                 55,000             185,811
   Tomoku Co., Ltd.                                         136,000             253,324
 * Tomy Co., Ltd.                                            27,000             377,685
   Tonami Transportation Co., Ltd.                          121,000             329,237
   Topcon Corp.                                              57,000             378,369
   Topre Corp.                                               67,000   $         416,609
   Topy Industries, Ltd.                                    325,000             765,614
 # Torigoe Co., Ltd.                                         35,000             119,522
   Torii Pharmaceutical Co., Ltd.                            36,000             540,066
   Torishima Pump Manufacturing Co.,
     Ltd., Osaka                                             37,000             173,649
   Tose Co., Ltd.                                             6,100              55,698
*# Toshiba Ceramics Co., Ltd.                               350,000             917,184
 # Toshiba Machine Co., Ltd.                                294,000             883,181
 # Toshiba Plant Kensetsu Co., Ltd.                         101,000             272,973
 # Toshiba Tungaloy Co., Ltd.                               124,000             545,727
   Tosho Printing Co., Ltd.                                  81,000             227,054
   Totenko Co., Ltd.                                         35,000              67,750
   Totetsu Kogyo Co., Ltd.                                   53,000             147,599
 * Totoku Electric Co., Ltd., Tokyo                          62,000              75,292
   Tottori Bank, Ltd.                                       127,000             463,842
   Touei Housing Corp.                                       16,700             427,716
   Towa Corp.                                                28,000             192,513
   Towa Meccs Corp.                                          75,000              63,002
*# Towa Real Estate Development Co.,
     Ltd.                                                    80,000             130,752
   Toyo Bussan Co., Ltd.                                     17,600             133,382
*# Toyo Communication Equipment Co.,
     Ltd.                                                    79,000             331,090
*# Toyo Construction Co., Ltd.                              290,000             193,298
 # Toyo Corp.                                                43,100             444,302
 # Toyo Electric Co., Ltd.                                   67,000             210,446
 # Toyo Engineering Corp.                                   473,000             859,450
 * Toyo Kanetsu KK                                          172,000             202,593
   Toyo Kohan Co., Ltd.                                     125,000             345,827
 # Toyo Radiator Co., Ltd.                                  104,000             371,293
 * Toyo Securities Co., Ltd.                                113,000             300,247
 * Toyo Shutter Co., Ltd.                                    77,000              70,307
 * Toyo Sugar Refining Co., Ltd.                             60,000              63,550
   Toyo Tire & Rubber Co., Ltd.                             307,000             616,691
   Toyo Wharf & Warehouse Co., Ltd.                         118,000             179,931
 * Trans Cosmos, Inc.                                         5,000             118,243
 # Trusco Nakayama Corp.                                     36,000             426,662
   Tsubaki Nakashima Co., Ltd.                               56,000             614,609
   Tsubakimoto Kogyo Co., Ltd.                               44,000              72,316
   Tsudakoma Corp.                                          101,000             275,740
 * Tsugami Corp.                                            124,000             211,724
 * Tsukamoto Co., Ltd.                                       44,000              51,826
   Tsukishima Kikai Co., Ltd.                                60,000             340,760
   Tsurumi Manufacturing Co., Ltd.                           35,000             178,643
 # Tsutsumi Jewelry Co., Ltd.                                24,800             591,015
 # Tsutsunaka Plastic Industry Co., Ltd.                     58,000             186,413
 * Tsuzuki Denki Co., Ltd.                                   22,000              61,468
   U-Shin, Ltd.                                              32,000             131,191
   U.Store Co., Ltd.                                         27,000             219,412
   Ube Material Industries, Ltd.                            116,000             195,946
   Uchida Yoko Co., Ltd.                                     72,000             266,253
   Ueki Corp.                                                47,000              79,821
   Unicafe, Inc.                                              5,460              74,881
   Unimat Offisco Corp.                                      27,700             308,059
*# Unitika, Ltd.                                            699,000             644,622
 * Utoc Corp.                                                68,000              85,683
   Vital-Net, Inc.                                           56,300             381,434
   Wakachiku Construction Co., Ltd.                         161,000             170,526
 # Wakamoto Pharmaceutical Co., Ltd.                         48,000             127,977
   Wakodo Co., Ltd.                                           2,000              58,802

                                                             SHARES              VALUE+
                                                             ------              ------
 # Warabeya Nichiyo Co., Ltd.                                 8,500   $         116,417
 * Watabe Wedding Corp.                                       4,900              49,125
 # Watami Food Service Co., Ltd.                             54,700             341,126
 * Wondertable, Ltd.                                          8,000               9,934
   Wood One Co., Ltd.                                        86,000             628,981
   Xebio Co., Ltd.                                           12,000             239,956
 * Yachiyo Musen Denki Co., Ltd.                              9,000              41,499
   Yahagi Construction Co., Ltd.                             59,000             206,328
 # Yaizu Suisankagaku Industry Co., Ltd.                     14,000             104,821
   Yamaichi Electronics Co., Ltd.                            21,000             222,425
   Yamamura Glass Co., Ltd.                                 155,000             254,748
 * Yamatane Corp.                                           131,000             156,693
   Yamato Corp.                                              36,000             127,210
   Yamato International, Inc.                                43,000             164,116
   Yamato Kogyo Co., Ltd.                                    96,000             679,328
   Yamaura Corp.                                             19,000              57,597
   Yamazen Co., Ltd.                                        140,000             250,548
   Yaoko Co., Ltd.                                           29,000             410,957
   Yasuda Warehouse Co., Ltd.                                27,000              96,393
   Yellow Hat, Ltd., Tokyo                                   32,000             267,641
   Yokogawa Bridge Corp.                                     55,400             213,972
   Yokohama Reito Co., Ltd.                                  55,000             274,197
   Yokowo Co., Ltd.                                          28,000             351,534
 # Yomeishu Seizo Co., Ltd.                                  46,000             335,592
   Yomiuri Land Co., Ltd.                                   157,000             496,001
   Yondenko Corp.                                            50,800             199,916
 # Yonekyu Corp.                                             41,500             386,884
   Yonex Co., Ltd.                                           19,000              93,682
   Yorozu Corp.                                              26,800             182,305
   Yoshimoto Kogyo Co., Ltd.                                 60,000             441,563
 # Yuasa Corp.                                              260,000             496,165
   Yuasa Funashoku Co., Ltd.                                 33,000              60,866
*# Yuasa Trading Co., Ltd.                                  174,000             182,706
*# Yuken Kogyo Co., Ltd.                                     60,000              95,325
   Yuki Gosei Kogyo Co., Ltd.                                14,000              34,003
   Yukiguni Maitake Co., Ltd.                                26,000             124,635
   Yuraku Real Estate Co., Ltd.                              39,000              87,244
   Yurtec Corp.                                             101,000             364,271
 # Yushin Precision Equipment Co., Ltd.                      15,000             365,687
   Yushiro Chemical Industry Co., Ltd.                       10,000              77,611
 * Z-Plus Co., Ltd.                                          13,000              16,381
   Zenrin Co., Ltd.                                          49,600             389,481
   Zensho Co., Ltd.                                          17,000             283,126
 # Zeria Pharmacetical Co., Ltd.                             60,000             580,716
     i-LOGISTICS Corp.                                       35,000              54,328
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $408,723,841)                                                      275,907,310
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Japanese Yen
     (Cost $1,045,277)                                                        1,046,719
                                                                      -----------------
                                                          FACE
                                                         AMOUNT                  VALUE+
                                                         ------                  ------
                                                          (000)
RIGHTS/WARRANTS -- (0.0%)
 * BSL Corp. Rights 01/30/04                         $        3,950   $               0
 * Kanematsu Corp. Warrants 03/31/06                         20,125                   0
                                                                      -----------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                          0
                                                                      -----------------
TOTAL -- JAPAN
   (Cost $409,769,118)                                                      276,954,029
                                                                      -----------------
TEMPORARY CASH
    INVESTMENTS -- (22.6%)
   Repuchase Agreement, PNC Capital
     Markets, Inc. 0.82%, 12/01/03
     (Collateralized by $7,330,000 FHLB
     Notes 1.875%, 02/15/05, valued at
     $7,384,975) to be repurchased at
     $7,275,497 (Cost $7,275,000)                             7,275           7,275,000
   Repurchase agreements in a Pooled
     Cash Account, Mizuho Securities USA, 1.05%,
     12/01/03 (Collateralized by $123,762,000 U.S.
     Treasury Obligations, rates ranging from
     2.711% to 10.375%, maturities ranging from
     08/15/05 tp 02/15/29, valued at $73,726,806)
     to be repurchased at $73,733,257
     (Cost $73,726,806)^                                     73,727          73,726,806
                                                                      -----------------
TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $81,001,806)                                                        81,001,806
                                                                      -----------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $490,770,924)++                                              $     357,955,835
                                                                      =================

----------
  +  See Note B to Financial Statements.
  ^  Security purchased with cash proceeds from securities on loan
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $493,603,890

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                         NOVEMBER 30, 2003 SHARES VALUE+

                                                             SHARES              VALUE+
                                                             ------              ------
AUSTRALIA -- (28.0%)
COMMON STOCKS -- (28.0%)
 * A.I., Ltd.                                               129,195   $          14,023
   A.P. Eagers, Ltd.                                         25,283             118,916
 * AAV, Ltd.                                                 50,200              57,393
   ABC Learning Centres, Ltd.                               133,000             324,325
   ADCorp Australia, Ltd.                                   116,497              85,140
   AJ Lucas Group, Ltd.                                      35,900              57,150
   APN News & Media, Ltd.                                         1                   3
   ARB Corporation, Ltd.                                    116,670             280,282
 * AV Jennings Homes, Ltd.                                  170,028             227,610
   Abigroup, Ltd.                                            73,710             211,746
 * Adsteam Marine, Ltd.                                     342,628             414,035
   Adtrans Group, Ltd.                                       29,000              77,642
 * Agenix, Ltd.                                             149,379              76,744
   Alesco Corp., Ltd.                                        86,411             368,909
   Altium                                                   162,100              63,340
   Amalgamated Holdings, Ltd.                               195,483             459,717
 * Amity Oil NL                                             222,481             157,767
 * Amrad Corp., Ltd.                                        135,523              64,722
 * Anateus Energy, Ltd.                                     193,687              13,034
 * Arc Energy NL                                            129,400              86,143
   Ariadne Australia, Ltd.                                  270,353              73,360
   Aspen Group, Ltd.                                         15,795               1,714
   Atlas Pacific, Ltd.                                       82,585              13,147
 * AuIron Energy, Ltd.                                      260,290              11,677
   Ausdrill, Ltd.                                           115,992              62,109
   Ausmelt, Ltd.                                             36,118              24,306
   Auspine, Ltd.                                             42,618              95,599
 * Austal, Ltd.                                             356,800             227,199
 * Austar United Communications, Ltd.                       730,792             200,944
 * Austral Coal, Ltd.                                       285,300             146,574
   Australian Agricultural Co., Ltd.                        155,000             128,982
*# Australian Magnesium Corp., Ltd.                         332,383              18,519
 # Australian Pharmaceutical Industries,
     Ltd.                                                   287,700             566,248
 * Australian Worldwide Exploration,
     Ltd.                                                   308,100             254,153
 * Auto Group, Ltd.                                          41,309              18,533
*# Autron Corporation, Ltd.                                 989,247             218,325
   Bank of Queensland, Ltd.                                     506               3,442
   Beach Petroleum NL                                     1,814,501             446,410
 * Beaconsfield Gold NL                                      89,078              13,214
 * Bendigo Mining NL                                      1,712,123             253,973
 * Beyond International, Ltd.                                61,256              14,184
 * Biota Holdings, Ltd.                                      97,808              35,387
   Blackmores, Ltd.                                          27,894             160,060
   Brazin, Ltd.                                              98,875             100,164
   Bridgestone Australia, Ltd.                               49,000              89,350
   Burswood, Ltd.                                           784,148             658,195
   CMI, Ltd.                                                 32,784              47,919
 * CPI Group, Ltd.                                           68,585              46,650
   Cabcharge Austalia, Ltd.                                 196,800             441,454
   Campbell Brothers, Ltd.                                   86,099             376,299
 * Cape Range Wireless, Ltd.                                619,912              18,391
   Capral Aluminium, Ltd.                                    28,943              50,682
   Casinos Austria International, Ltd.                      258,299             130,834
   Cedar Woods Properties, Ltd.                              50,913              51,577
 * Cellestis, Ltd.                                           37,209   $          38,502
   Cellnet Telecommunications Group,
     Ltd.                                                    91,100              63,283
 * Centamin Egypt, Ltd.                                     996,437             230,727
 # Centennial Coal, Ltd.                                    447,647             800,075
   Central Equity, Ltd.                                     129,405             180,720
 * Charter Pacific Corp., Ltd.                               72,823              24,240
 * Charters Towers Gold Mines, Ltd.                         258,700              42,119
*# Chemeq, Ltd.                                             120,000             465,419
 * Chiquita Brands South Pacific, Ltd.                      113,500              72,273
 * Circadian Technologies, Ltd.                              40,370              55,502
   Citect Corp., Ltd.                                       109,822             103,307
   Clough, Ltd.                                             817,737             420,117
 # Coates Hire, Ltd.                                        472,004             976,810
 # Collection House, Ltd.                                   176,200             214,197
   Colorado Group, Ltd.                                     135,243             351,324
   Commander Communications, Ltd.                           106,600              84,849
   Consolidated Minerals, Ltd.                              251,658             172,995
 * Coplex Resources NL                                      231,400              15,070
 * Count Financial, Ltd.                                    171,200              91,671
   Coventry Group, Ltd.                                      58,612             235,384
   Crane Group, Ltd.                                         83,106             541,219
   Croesus Mining NL                                        798,235             392,770
   Danks Holdings, Ltd.                                      10,425              86,072
   Devine, Ltd.                                             168,183              76,669
 * Dominion Mining, Ltd.                                    168,015              80,240
 * Emporer Mines, Ltd.                                      120,600              63,704
 * Energy Developments, Ltd.                                164,549             301,241
 * Energy World Corp., Ltd.                                 325,630               6,598
 * Environmental Solutions International,
     Ltd.                                                    67,364              12,795
   Equigold NL                                              225,700             251,507
   Evans & Tate, Ltd.                                        62,500              54,270
   FKP, Ltd.                                                142,602             242,489
   Fantastic Holdings, Ltd.                                 133,100             359,240
   Fleetwood Corp., Ltd.                                     47,464             191,645
 * Forest Place Group, Ltd.                                  85,192              29,898
   Freedom Group, Ltd.                                      201,879             306,767
 * Funtastic, Ltd.                                           94,900             140,773
   GRD NL                                                   379,594             521,881
   GUD Holdings, Ltd.                                       114,428             509,220
 * Gale Pacific, Ltd.                                        34,400              61,483
   Gazal Corp., Ltd.                                         71,177             133,909
 * Geo2, Ltd.                                                 2,526                 356
 * Globe International, Ltd.                                327,400             111,346
 * Gold Aura                                                  2,635                 343
 * Golden West Refining Corp., Ltd.                          17,330               4,514
 * Goldstream Mining NL                                      90,901              35,519
   Gowing Bros., Ltd.                                        58,624             104,354
 * Gradipore, Ltd.                                           86,855              28,910
 # Graincorp, Ltd. Series A                                  78,059             781,166
 # Grand Hotel Group                                        383,087             182,953
 # Great Southern Plantations, Ltd.                         366,530             403,136
   Green's Foods, Ltd.                                       66,082              45,426
 * Gympie Gold, Ltd.                                        302,445             109,425
 * HPAL, Ltd.                                                88,900              91,346
 * Hamilton Island, Ltd.                                     52,600             126,364
   Hancock and Gore, Ltd.                                    66,108              81,321

                                                             SHARES              VALUE+
                                                             ------              ------
*# Hardman Resources NL                                     717,859   $         363,610
 * Health Communication Network, Ltd.                       106,000              84,372
   Healthscope, Ltd.                                        131,852             287,178
 * Henry Walker Eltin Group, Ltd.                           287,948             191,690
 * Herald Resources, Ltd.                                    69,910              35,411
   Hills Industries, Ltd.                                   263,845             714,034
 * Horizon Oil NL                                           752,832              49,027
   Housewares International, Ltd.                           280,209             527,174
 * Hutchison Telecommunications
     (Australia), Ltd.                                    1,065,400             215,858
   IInet, Ltd.                                               65,200             155,690
   ION, Ltd.                                                342,085             566,849
   Infomedia, Ltd.                                          598,900             368,359
   Institute of Drug Technology Australia,
     Ltd.                                                    44,372              61,004
 * Integrated Group, Ltd.                                    55,000              61,687
 * Intellect Holdings, Ltd.                                 403,028             137,066
   Investor Group, Ltd.                                      48,637              95,023
 * Iress Market Technology, Ltd.                             81,000             147,115
 * Ixla, Ltd.                                                89,921               1,497
 * JDV, Ltd.                                                 84,981              33,821
 # Jones (David), Ltd.                                      658,594             657,650
   Jubilee Mines NL                                         224,549             653,184
   K&S Corp., Ltd.                                           86,000             151,218
 * Kagara Zinc, Ltd.                                        120,700              89,959
   Kaz Group, Ltd.                                        1,315,977             233,299
 * Keycorp, Ltd.                                             67,609              60,663
 * Kimberley Diamond Co. NL                                 182,966             129,746
   Kingsgate Consolidated NL                                132,456             397,757
   Kresta Holdings, Ltd.                                     56,700              24,617
   Lemarne Corp., Ltd.                                       20,790              34,600
 * LionOre Mining International, Ltd.                        25,842             140,250
   MYOB, Ltd.                                               470,141             340,194
   MacArthur Coal, Ltd.                                     101,500              85,931
 * MacMahon Holdings, Ltd.                                  192,179              42,413
   Magellan Petroleum Australia, Ltd.                       32,760               30,817
 * Magnesium International, Ltd.                            656,061              29,908
   Maryborough Sugar Factory, Ltd.                              600               2,605
 * Matrix Oil NL                                            557,000              17,734
   MaxiTRANS Industries, Ltd.                               157,528              90,050
 # McGuigan Simeon Wines, Ltd.                              253,183             881,207
   McPherson's, Ltd.                                         67,828             200,738
 * Metabolic Pharmaceuticals, Ltd.                          700,000             476,128
 * Metal Storm, Ltd.                                        406,669             144,190
   Mia Group, Ltd.                                          237,000             114,900
   Miller's Retail, Ltd.                                    462,814             602,806
 * Mincor Resources NL                                       73,400              39,834
   Monadelphous Group, Ltd.                                  18,988              64,577
 * Mosaic Oil NL                                            387,324              60,257
   Namoi Cotton Cooperative, Ltd.                           142,585              38,175
   National Can Industries, Ltd.                             97,017              98,984
 * Norwood Abbey, Ltd.                                       99,000              95,993
 * Novogen, Ltd.                                            176,419             920,405
 * Novus Petroleum, Ltd.                                    288,634             261,069
 * Oakton, Ltd.                                              62,800              54,530
 # Oamps, Ltd.                                              173,075             403,263
*# Orbital Engine Corp., Ltd.                               537,358              64,157
   OrotonGroup, Ltd.                                         38,427             174,342
 * PMP, Ltd.                                                455,871             395,842
   Pacific Hydro, Ltd.                                      370,312             798,514
 * Pan Pacific Petroleum NL                                 327,800              22,296
   Pan Pharmaceuticals, Ltd.                                322,766   $         280,264
 * Payce Consolidated, Ltd.                                  18,000              26,050
*# Peptech, Ltd.                                            281,015             325,348
 * Perilya Mines NL                                         263,500             202,109
 * Perseverance Corp., Ltd.                                 199,493              48,358
 * Petsec Energy, Ltd.                                       97,992              61,689
 * Plantcorp NL                                               4,329                   0
   Plaspak Group, Ltd.                                       97,158              64,679
*# Polartechnics, Ltd.                                       43,405              25,754
 * Port Douglas Reef Resorts, Ltd.                          251,655              19,120
   Portman, Ltd.                                            343,890             373,258
 * PowerTel, Ltd. Series B                                4,416,871             118,254
 * Precious Metals Australia, Ltd.                           10,606                 560
 * Preston Resources NL                                      64,000              12,504
   Primary Health Care, Ltd.                                190,663             689,818
   Prime Television, Ltd.                                   172,440             305,705
 * Primelife Corp., Ltd.                                     85,867             170,245
 * Progen Industries, Ltd.                                   24,788              27,622
   Programmed Maintenance Service,
     Ltd.                                                   119,230             224,314
   Queensland Cotton Holdings, Ltd.                          39,866              92,599
 * Quiktrak Networks P.L.C.
     Entitlement Shares                                      23,875                   0
 * Quiktrak Networks, Ltd.                                  740,124               2,678
 * RG Capital Radio, Ltd.                                    45,370              91,923
   Ramsay Health Care, Ltd.                                 177,900             565,117
 * Raptis Group, Ltd.                                        12,000               2,996
   Rebel Sport, Ltd.                                         88,284             201,229
   Reece Australia, Ltd.                                    159,501             865,611
 * Reinsurance Australia Corp., Ltd.                        399,993             118,668
*# Resolute Mining, Ltd.                                    287,264             286,852
   Ridley Corp., Ltd.                                       582,631             493,262
 * Roc Oil Co., Ltd.                                        170,700             176,631
   Rock Building Society, Ltd.                               11,373              27,322
 * SDI, Ltd.                                                 18,432             145,378
 * SP Telecommunications, Ltd.                              136,396             136,201
   SPC Ardmona, Ltd.                                        337,984             349,728
   STW Communications Group, Ltd.                           231,843             536,837
   Schaffer Corp., Ltd.                                      33,766             345,728
   Select Harvests, Ltd.                                     44,886             180,261
 * Senetas Corp., Ltd.                                      240,406              11,829
   Servcorp, Ltd.                                           156,000             188,512
 * Silex System, Ltd.                                       235,100             151,405
   Skilled Engineering, Ltd.                                144,962             251,747
 * Solution 6 Holdings, Ltd.                                402,138             186,232
   Southern Cross Broadcasting
     (Australia), Ltd.                                      149,270           1,177,327
*# Southern Pacific Petroleum NL                            698,740             118,818
   Southern Star Group, Ltd.                                187,907              99,258
 * St. Barbara Mines, Ltd.                                  375,500              20,107
   Star Games, Ltd.                                         132,410             129,346
 * Straits Resources, Ltd.                                   56,534              40,499
 * Strategic Minerals Corp. NL                              358,100              85,510
 * Striker Resources NL                                     435,484              17,646
   Sunland Group, Ltd.                                       75,095              59,773
   Sydney Aquarium, Ltd.                                     49,135             170,659
 * Sydney Gas, Ltd.                                         153,800              91,257
   Symex Holdings, Ltd.                                     163,000             141,536
   Tandou, Ltd.                                               3,410               3,578
 * Tap Oil, Ltd.                                            193,100             202,604
   Technology One, Ltd.                                     587,800             208,413

                                                             SHARES              VALUE+
                                                             ------              ------
 # Tempo Service, Ltd.                                      184,359   $         192,099
   Thakral Holdings Group                                   948,383             432,337
   The Gribbles Group, Ltd.                                 780,300             299,251
   Ticor, Ltd.                                              455,148             461,083
 # Timbercorp, Ltd.                                         250,258             201,006
 * Titan Resources NL                                        50,000              15,196
 * Tooth & Co., Ltd.                                        153,000              19,374
   Transfield Services, Ltd.                                238,000             766,364
   Triako Resources, Ltd.                                     5,400               6,682
   Troy Resources NL                                         72,048              93,841
   Trust Company of Australia, Ltd.                          23,774             129,021
   UXC, Ltd.                                                181,293             102,323
   United Group, Ltd.                                       138,399             395,575
 * VeCommerce, Ltd.                                          13,680               9,404
 * Ventracor, Ltd.                                          256,924             362,525
 * Victoria Petroleum NL                                    463,964               5,036
   Villa World, Ltd.                                        134,700             120,861
*# Village Roadshow, Ltd.                                   436,313             584,074
 * Virotec International NL                                 142,891              51,698
   Vision Systems, Ltd.                                     268,273             190,240
   Volante Group, Ltd.                                      125,700             109,148
   Waterco, Ltd.                                             22,304              38,250
   Watpac, Ltd.                                             129,518              53,420
   Wattyl, Ltd.                                             131,342             365,900
 * Webster, Ltd.                                             33,551              16,023
 * Western Metals, Ltd.                                     385,787               6,002
   Wide Bay Capricorn Building Society,
     Ltd.                                                    26,958             132,646
 * Yates, Ltd.                                               60,281               2,574
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $41,066,672)                                                        48,601,616
                                                                      -----------------
PREFERRED STOCKS -- (0.0%)
 * Village Roadshow, Ltd. 2% Class A
     (Cost $59,969)                                          55,477              44,559
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $30,010)                                                              31,136
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Amity Oil, Ltd. Options 09/04/04                               1                   0
 * Axon Instruments, Inc. Options
     Open Pay Date                                           16,148                   0
 * Geo2, Ltd. Rights                                          1,684                   0
 * Metal Storm, Ltd. Options 09/06/04                             1                   0
 * Progen Industries, Ltd. Options                            3,098                   0
                                                                      -----------------
TOTAL RIGHTS/WARRANTS
   (Cost $98)                                                                         0
                                                                      -----------------
TOTAL -- AUSTRALIA
   (Cost $41,156,749)                                                        48,677,311
                                                                      -----------------
SINGAPORE -- (26.1%)
COMMON STOCKS -- (26.0%)
   ASA Group Holdings, Ltd.                                 586,000             103,676
 * Acma, Ltd.                                             3,040,700             167,564
 * Airocean Group, Ltd.                                   1,017,000             162,232
 * Alliance Technology & Development,
     Ltd.                                                   156,000               9,502
 # Amtek Engineering, Ltd.                                  597,625             537,333
   Apollo Enterprises, Ltd.                                 193,000              59,056
   Armstrong Industrial Corp.                             1,460,000   $         122,801
   Ascott Group, Ltd.                                     1,807,250             440,302
 * Aussino Group, Ltd.                                       38,000              12,124
   Benjamin (F.J.) Holdings, Ltd.                         1,095,000             161,971
 # Beyonics Technology, Ltd.                              3,272,600             541,029
   Blu Inc. Group, Ltd.                                     729,000             109,947
   Bonvests Holdings, Ltd.                                  825,000             220,138
   Brilliant Manufacturing, Ltd.                            829,000             319,786
   Bukit Sembawang Estates, Ltd.                             71,334             595,857
 * CK Tang, Ltd.                                            614,000             140,685
 # CSE Global, Ltd.                                         984,000             373,869
   CWT Distribution, Ltd.                                   461,500             145,899
   Central Properties, Ltd.                                  66,000             750,383
   Ch Offshore, Ltd.                                        823,200             174,293
   Chemical Industries (Far East), Ltd.                     105,910              64,507
 * China Merchants Holdings Pacific,
     Ltd.                                                   479,000             144,485
   Chip Eng Seng Corp., Ltd.                              1,775,000             169,889
   Chosen Holdings, Ltd.                                    829,000             137,051
   Chuan Hup Holdings, Ltd.                               4,116,000           1,134,101
   Chuan Soon Huat Industrial Group,
     Ltd.                                                   614,000             108,630
   Clipsal Industries Holdings, Ltd.                        351,542             458,820
 * Compact Metal Industries, Ltd.                           643,000              24,244
   Cosco Corp. Singapore, Ltd.                            2,783,000             960,535
   Courts Singapore, Ltd.                                   495,000             157,925
 # ECS Holdings, Ltd.                                     1,375,000             315,052
 * Eagle Brand Holdings, Ltd.                             3,390,000             226,142
 # Eastern Asia Technology, Ltd.                          1,368,600             389,005
 * Eastgate Technology, Ltd.                                870,000             105,979
 * Econ International, Ltd.                               2,267,000              59,176
   Eng Wah Organisation, Ltd.                               265,000              35,355
 * Freight Links Express Holdings, Ltd.                   1,648,000              95,596
   Frontline Technologies Corp., Ltd.                     1,974,000             188,936
 # Fu Yu Manufacturing, Ltd.                              1,291,000             531,701
   Fuji Offset Plates Manufacturing, Ltd.                    33,750               7,244
   GB Holdings, Ltd.                                        200,000              75,990
   GK Goh Holdings, Ltd.                                  1,120,000             581,465
   GP Industries, Ltd.                                    1,132,000             584,412
 # Ges International, Ltd.                                2,077,000             765,056
 * Goodpack, Ltd.                                           587,000             275,807
 # Guocoland, Ltd.                                        1,215,000             789,364
   HTL International Holdings, Ltd.                       1,177,500             659,130
   Ho Bee Investment, Ltd.                                  761,000             110,359
   Hong Fok Corp., Ltd.                                   1,796,000             302,125
   Hong Leong Asia, Ltd.                                  1,048,000           1,124,646
 * Horizon Education & Technologies,
     Ltd.                                                   988,000             134,681
   Hotel Grand Central, Ltd.                                875,280             192,936
   Hotel Plaza, Ltd.                                      1,189,000             368,993
 # Hotel Properties, Ltd.                                 1,393,000             832,283
   Hour Glass, Ltd.                                         298,000              91,617
   Huan Hsin Holdings, Ltd.                                 964,400             643,336
   Hup Seng Huat, Ltd.                                      900,200              88,771
   Hwa Hong Corp., Ltd.                                   2,488,000             837,069
 # IDT Holdings, Ltd.                                       514,000             596,315
 * Inno-Pacific Holdings, Ltd.                              680,000              17,750
   Innovalues Precision, LTd.                               165,000             172,282
   International Factors (Singapore), Ltd.                  290,000              73,176
 * Internet Technology Group, Ltd.                          874,408              40,578
 * Interra Resources, Ltd.                                  185,430              26,353

                                                             SHARES              VALUE+
                                                             ------              ------
 * Intraco, Ltd.                                            292,500   $          87,381
   Isetan (Singapore), Ltd.                                 122,500             225,257
   JK Yaming International, Ltd.                            509,000             103,340
 # Jaya Holdings, Ltd.                                    2,733,000           1,284,126
   Jurong Cement, Ltd.                                      132,500              60,335
   Jurong Engineering, Ltd.                                 112,000             184,510
 # Jurong Technologies Industrial Corp.,
     Ltd.                                                 1,133,000             736,090
 * K1 Ventures, Ltd.                                      4,012,500             512,060
   Keppel Telecommunications and
     Transportation, Ltd.                                 1,571,000             770,044
   Khong Guan Flour Milling, Ltd.                            19,000              18,736
   Kian Ann Engineering, Ltd.                               868,000             118,323
   Kim Eng Holdings, Ltd.                                 2,281,200           1,376,194
   Koh Brothers, Ltd.                                     1,494,000             112,662
 * L & M Group Investments, Ltd.                          7,107,100              61,840
   Labroy Marine, Ltd.                                    2,943,000             904,793
 * Lantrovision (S), Ltd.                                   745,000             159,897
   Lee Kim Tah Holdings, Ltd.                             1,265,000             172,441
 * Leong Hin Holdings, Ltd.                                 526,000              36,614
 * Liang Huat Aluminum, Ltd.                              1,477,000              68,541
 * Lion Asiapac, Ltd.                                       129,000              12,347
   Low Keng Huat Singapore, Ltd.                            372,000              85,236
 * Lum Chang Holdings, Ltd.                               1,134,030             197,346
 * MCL Land, Ltd.                                            99,000              76,953
 # MMI Holdings, Ltd.                                     1,453,000             324,496
 * Magnecomp International, Ltd.                            583,000             300,983
 * Manufacturing Integration Technology,
     Ltd.                                                   588,000              95,503
 * Mediaring.Com, Ltd.                                    2,094,000             139,687
   Metro Holdings, Ltd.                                   2,256,960             929,534
   Multi-Chem, Ltd.                                         957,000             149,885
   Nera Telecommunications, Ltd.                          1,159,000             366,406
   New Toyo Intenational Holdings, Ltd.                     540,000             209,870
*# Norelco Centreline Holdings, Ltd.                        586,000             424,904
 * Orchard Parade Holdings, Ltd.                          1,084,022             257,813
 # Osim International, Ltd.                                 930,000             582,626
   Ossia International, Ltd.                                708,000              82,138
   PCI, Ltd.                                                734,000             253,335
 # PSC Corp., Ltd.                                        4,088,000             296,417
   Pan-United Corp., Ltd.                                 1,624,000             579,354
 * Pentex-Schweizer Circuits, Ltd.                          916,000             140,807
   Pertama Holdings, Ltd.                                   459,750              78,673
   Popular Holdings, Ltd.                                 1,129,000             294,706
 * Qian Hu Corp., Ltd.                                      266,000             115,725
   Robinson & Co., Ltd.                                     284,832           1,239,176
   Rotary Engineering, Ltd.                               1,231,000             385,598
   SBS Transit, Ltd.                                        857,000             621,404
   SMB United, Ltd.                                       1,254,000             167,305
   SNP Corp., Ltd.                                          288,995             219,606
 * SP Corp., Ltd.                                           454,000              23,702
   San Teh, Ltd.                                            838,406             221,283
   Sea View Hotel, Ltd.                                      66,000             344,564
 * Seatown Corp., Ltd.                                      101,000               1,758
 * Sembawang Kimtrans, Ltd.                               1,295,000             146,483
 * Sin Soon Huat, Ltd.                                    1,307,000              68,234
   Sing Investments & Finance, Ltd.                          94,500              82,774
 # Singapore Food Industries, Ltd.                        1,446,000             620,702
   Singapore Reinsurance Corp., Ltd.                      1,540,935             223,464
   Singapura Finance, Ltd.                                  139,250             107,431
 * Singatronics, Ltd.                                       748,000             151,863
   Ssangyong Cement (Singapore), Ltd.                       236,000             161,539
   Stamford Land Corp., Ltd.                              3,229,000   $         458,899
   Straits Trading Co., Ltd.                              1,117,200           1,172,985
 * Sunright, Ltd.                                           378,000             130,464
   Superbowl Holdings, Ltd.                                 490,000              57,558
   Superior Metal Printing, Ltd.                            490,500              73,977
 * TSM Resources, Ltd.                                      688,000             153,650
*# TT International, Ltd.                                 1,094,000             218,937
 * Tiong Woon Corp. Holding, Ltd.                           652,000             198,559
 * Transmarco, Ltd.                                         106,500              60,233
 * Trek 2000 International, Ltd.                            622,000             198,443
 * Tuan Sing Holdings, Ltd.                               3,362,000             214,523
   UOB-Kay Hian Holdings, Ltd.                            1,602,000             873,521
 * Ultro Technologies, Ltd.                                 530,000              61,488
 # Unisteel Technology, Ltd.                                898,000             656,341
   United Engineers, Ltd.                                   632,666             590,858
   United Overseas Insurance, Ltd.                          125,500             235,869
   United Pulp & Paper Co., Ltd.                            354,000              80,085
   Vicom, Ltd.                                              120,000              60,212
   WBL Corp., Ltd.                                          510,000             875,679
   Wing Tai Holdings, Ltd.                                2,332,000           1,068,657
 * Xpress Holdings, Ltd.                                  1,392,000              64,597
 * Yongnam Holdi                                          1,004,000              23,296
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $48,644,710)                                                        45,150,959
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Singapore Dollars
     (Cost $248,027)                                                            247,996
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Acma, Ltd. Warrants 11/16/04
     (Cost $0)                                              236,300               1,371
                                                                      -----------------
TOTAL -- SINGAPORE
   (Cost $48,892,737)                                                        45,400,326
                                                                      -----------------
HONG KONG -- (25.2%)
COMMON STOCKS -- (25.2%)
   ABC Communications (Holdings),
     Ltd.                                                   930,000              35,924
   ALCO Holdings, Ltd.                                      602,000             220,916
 * APT Satellite Holdings, Ltd.                             354,000             107,116
   Aeon Credit Service (Asia) Co., Ltd.                     522,000             312,542
 * Allied Group, Ltd.                                     5,592,000             381,618
 * Allied Properties, Ltd.                                  802,600             284,195
 * Anex International Holdings, Ltd.                        152,000               2,114
 * Applied China, Ltd.                                    1,036,250              18,547
 * Applied International Holdings, Ltd.                   1,243,000              19,526
   Arts Optical International Holdings,
     Ltd.                                                   468,000             146,131
   Asia Aluminum Holdings, Ltd.                           2,460,000             478,297
 * Asia Commercial Holdings, Ltd.                            72,800               1,781
   Asia Financial Holdings, Ltd.                          1,976,908             442,916
 * Asia Logistics Technologies, Ltd.                      2,214,000              12,828
 * Asia Standard International Group,
     Ltd.                                                 5,136,000             195,089
 * Asia Tele-Net & Technology Corp.,
     Ltd.                                                10,420,000              18,784
   Associated International Hotels, Ltd.                    898,000             757,361
 * Automated Systems Holdings, Ltd.                         234,000              49,112
 * Baltrans Holdings, Ltd.                                  376,000             145,243
 * Beijing Development (Hong Kong),
     Ltd.                                                   166,000              24,367

                                                             SHARES              VALUE+
                                                             ------              ------
 * Bossini International Holdings, Ltd.                     228,750   $           9,720
   Bright International Group, Ltd.                         302,000              42,774
   CCT Telecom Holdings, Ltd.                               472,970              53,592
 * CEC International Holdings, Ltd.                         210,000               4,732
 * CNT Group, Ltd.                                        3,078,000              72,528
 * COSCO International Holdings, Ltd.                     2,573,600             188,887
 * Capital Prosper, Ltd.                                    480,000               4,635
 * Capital Strategic Investment, Ltd.                       122,000               2,136
 * Cash Financial Services Group, Ltd.                       13,509                 774
 * Casil Telecommunications
     Holdings, Ltd.                                         428,000              21,217
 * Catic International Holdings, Ltd.                     3,290,000              96,163
 * Celestial Asia Securities Holdings,
     Ltd.                                                   128,036               8,243
 * Central China Enterprises, Ltd.                        2,104,000               5,418
 # Champion Technology Holdings, Ltd.                       987,386             212,319
   Chen Hsong Holdings, Ltd.                              1,515,000             970,490
 * Cheuk Nang (Holdings), Ltd.                              112,501              19,266
 * Cheung Tai Hong Holdings, Ltd.                           100,920               3,249
 * Chevalier Construction Holdings, Ltd.                    131,203               4,055
   Chevalier International Holdings, Ltd.                   431,143             219,282
 * Chevalier Itech Holdings, Ltd.                           355,250              39,338
*# China Aerospace International
     Holdings, Ltd.                                       2,430,000             175,218
 * China Bio-Medical Group Limited                          415,000               4,970
 * China City Natural Gas Holdings, Ltd.                  5,800,000              31,366
 * China Digicontent Co., Ltd.                            2,710,000               3,489
 * China Everbright International, Ltd.                   3,185,000             127,132
 * China Everbright Technology, Ltd.                      3,244,000             131,576
 * China Gas Holdings, Ltd.                               1,514,000             157,905
   China Hong-Kong Photo Products
     Holdings, Ltd.                                       1,909,000             125,361
 * China Investments Holdings, Ltd.                         210,000               4,543
 * China Motion Telecom International,
     Ltd.                                                   257,000              21,840
   China Motor Bus Co., Ltd.                                 74,000             466,888
 * China Nan Feng Group, Ltd.                                96,000                 136
   China Online (Bermuda), Ltd.                             423,200              55,037
   China Rare Earth Holdings, Ltd.                          700,000             101,850
 # China Resources Land, Ltd.                             1,878,000             261,159
   China Resources Logic, Ltd.                            3,272,000             341,259
 * China Rich Holdings, Ltd.                              3,380,000              31,335
 * China Sci-Tech Holdings, Ltd.                          2,786,000               5,740
 * China Star Entertainment, Ltd.                            50,292               7,317
 * China Strategic Holdings, Ltd.                           376,000               8,182
   Chinney Investments, Ltd.                              1,144,000              61,867
   Chow Sang Sang Holdings
     International, Ltd.                                    721,400             218,288
   Chuangs China Investments, Ltd.                        1,347,000              57,236
 * Chuang's Consortium International,
     Ltd.                                                 1,858,884              76,593
   Chun Wo Holdings, Ltd.                                 1,671,917              92,570
 * Chung Tai Printing Holdings, Ltd.                        268,000              48,656
   City e Solutions, Ltd.                                   186,000              22,034
*# City Telecom (H.K.), Ltd.                                754,000             308,248
 * Climax International Co., Ltd.                           296,000                 991
 * Coastal Greenland, Ltd.                                  300,000               6,335
 * Compass Pacific Holdings, Ltd.                           624,000              14,462
 * Computer & Technologies Holdings,
     Ltd.                                                   220,000              51,273
   Continental Holdings, Ltd.                                98,825               8,907
 * Continental Mariner Investment Co.,
     Ltd.                                                 1,328,000   $         196,644
 # Coslight Technology International
     Group, Ltd.                                            466,000             217,510
 * Cosmos Machinery Enterprises, Ltd.                     1,024,000              48,785
 * Crocodile Garments, Ltd.                               1,539,000              59,449
   Cross Harbour Tunnel Co., Ltd.                           377,148             194,248
 * Culturecom Holdings, Ltd.                              3,767,000             133,387
 * DVN Holdings, Ltd.                                       292,490              31,259
 * Dan Form Holdings Co., Ltd.                            2,386,600              61,460
   Daqing Petroleum &
     Chemical Group, Ltd.                                   735,000              59,623
   Dickson Concepts International, Ltd.                     320,000             193,657
 # Digital China Holdings, Ltd.                             639,000             228,323
 * Dynamic Global Holdings, Ltd.                          1,446,000              17,129
   Dynamic Holdings, Ltd.                                   244,000              38,330
 * Easyknit International Holdings, Ltd.                    282,860               3,861
 * Eforce Holdings, Ltd.                                  2,620,000             126,508
   Egana Jewelry and Pearls                                 331,789             102,532
 # Eganagoldfeil Holdings Ltd.                            2,017,235             410,392
   Elec & Eltek International
     Holdings, Ltd.                                       3,078,790             606,536
 * Emperor International Holdings, Ltd.                      64,436              19,912
 * Extrawell Pharmaceutical
     Holdings, Ltd.                                       3,220,000             102,409
 * Ezcom Holdings, Ltd.                                      72,576               3,224
 * Fairwood Holdings, Ltd.                                   42,600               6,802
   Far East Consortium International,
     Ltd.                                                 1,672,000             215,289
 * Far East Hotels & Entertainment, Ltd.                  1,853,000              81,122
   Far East Pharmaceutical Technology
     Co., Ltd.                                            2,560,000             303,259
   First Sign International Holdings, Ltd.                1,050,000              51,376
 * Forefront International Holdings, Ltd.                   658,000             201,222
 * Foundation Group, Ltd.                                    83,800               2,913
 * Founder Holdings, Ltd.                                 1,374,000             150,380
   Four Seas Frozen Food Holdings, Ltd.                     347,184              40,680
   Four Seas Mercantile Holdings, Ltd.                      592,000             207,718
 * Fujian Group, Ltd.                                     2,378,000              25,108
 * Fushan Holdings, Ltd.                                  2,566,000              89,208
   GZI Transport, Ltd.                                      850,000             257,201
 * GeoMaxima Energy Holdings, Ltd.                        5,810,000             115,208
   Global China Group Holdings, Ltd.                      2,288,000             185,602
   Global Green Tech Group, Ltd.                          1,012,000             174,611
*# Global Tech (Holdings), Ltd.                           5,612,000              67,925
   Glorious Sun Enterprises, Ltd.                         1,066,000             377,464
   Gold Peak Industries (Holdings), Ltd.                  1,059,250             330,747
 * Goldbond Group Holdings, Ltd. New                         99,900               2,573
   Golden Resources Development
     International, Ltd.                                  1,456,500              65,639
 * Gold-Face Holdings, Ltd.                               2,003,600             139,312
   Goldlion Holdings, Ltd.                                1,438,000             120,353
   Golik Holdings, Ltd.                                     930,500              73,086
   Good Fellow Group, Ltd.                                3,488,000             190,876
 * Gorient Holdings, Ltd.                                    73,700                 209
 * Great Wall Cybertech, Ltd.                            15,795,170              20,338
   Group Sense (International), Ltd.                      2,062,000             297,366
   Guangdong Brewery Holdings, Ltd.                       1,742,000             430,660
 * Guangnan Holdings, Ltd.                               11,246,000             241,824
 * HKR International, Ltd.                                1,884,860             600,675
 * Hang Fung Gold Technology, Ltd.                          458,000              80,203
   Hang Ten Group Holdings, Ltd.                            585,039               1,281

                                                             SHARES              VALUE+
                                                             ------              ------
   Hanny Holdings, Ltd.                                     136,658   $          34,313
 * Hansom Eastern Holdings, Ltd.                          3,473,235              36,225
   Harbour Centre Development, Ltd.                         517,000             532,557
   Henderson China Holdings, Ltd.                           815,000             396,150
 * Heng Fung Holdings, Ltd.                                  42,000              34,611
   High Fashion International, Ltd.                         268,000              39,684
 * Hon Kwok Land Investment Co., Ltd.                       572,535              94,362
   Hong Kong Catering Management,
     Ltd.                                                   512,000              48,785
 * Hong Kong Construction Holdings,
     Ltd.                                                   970,000              61,200
   Hong Kong Ferry (Holdings) Co., Ltd.                     671,300             674,212
 * Hong Kong Parkview Group, Ltd.                         1,130,000              72,750
 * Hong Kong Pharmaceuticals
     Holdings, Ltd.                                       1,834,000              86,194
   Hongkong Chinese, Ltd.                                 1,682,000             223,074
 * Hop Hing Holdings, Ltd.                                  660,265              29,756
   Hopson Development Holdings, Ltd.                        936,000             154,266
 * Hsin Chong Construction Group, Ltd.                    1,569,658              66,697
 * Hualing Holdings, Ltd.                                 1,344,000              59,704
 * Hudson Holdings, Ltd.                                    256,000               4,615
 * Hycomm Wireless, Ltd.                                  1,383,000              15,849
 * I-China Holdings, Ltd.                                   854,000               3,409
   IDT International, Ltd.                                4,028,486             606,894
 * IMI Global Holdings, Ltd.                                 91,600              20,758
 * ITC Corp., Ltd.                                          466,157              23,409
 * Innomaxx Biotechnology Group, Ltd.                     1,794,000             102,794
 * Interchina Holdings Co., Ltd.                          2,640,000             186,961
 * Inworld Group, Ltd.                                        2,036                  12
   K Wah International Holdings, Ltd.                     3,009,831             430,180
   K. Wah Construction Materials, Ltd.                    2,404,949             185,799
 * KPI Co., Ltd.                                            264,000               4,453
   KTP Holdings, Ltd.                                       180,400              25,551
 * Kader Holdings Co., Ltd.                                 545,600              11,662
   Karrie International Holdings, Ltd.                      488,000             152,376
   Keck Seng Investments (Hong Kong),
     Ltd.                                                   858,600              90,655
   Kee-Shing Holdings Co., Ltd.                             886,000              54,189
   Kin Yat Hldgs                                            304,000              59,889
 * King Fook Holdings, Ltd.                               1,000,000              79,832
 * King Pacific International Holdings,
     Ltd.                                                 1,404,200              22,058
 # Kingmaker Footwear Holdings, Ltd.                      1,058,750             456,692
 * Kong Sun Holdings, Ltd.                                2,198,000               6,792
   Kowloon Development Co., Ltd.                            604,000             443,299
 * Kwong Sang Hong International, Ltd.                    1,434,000              77,550
   Kwoon Chung Bus Holdings, Ltd.                           556,000              84,478
 * Lai Sun Development Co., Ltd.                          2,970,000              42,449
 * Lai Sun Garment (International), Ltd.                  2,325,000              58,377
 * Lam Soon (Hong Kong), Ltd.                               302,310             104,127
 * Le Saunda Holdings, Ltd.                                 236,000               7,020
 * Leading Spirit High-Tech Holdings
     Co., Ltd.                                            2,310,000               2,974
 * Leaptek, Ltd.                                            193,000                 994
   Lerado Group (Holding) Co., Ltd.                         580,000             113,516
 * LifeTec Group, Ltd.                                    1,383,000              16,561
 * Lippo, Ltd.                                            1,074,760             164,681
   Liu Chong Hing Investment, Ltd.                          635,200             445,751
   Luks Industrial Group, Ltd.                              645,555             101,409
   Lung Kee (Bermuda) Holdings, Ltd.                        857,500             449,932
 * Mae Holdings, Ltd.                                     2,220,000               5,431
 * Magnificent Estates, Ltd.                              2,368,000              13,721
 * Magnum International Holdings, Ltd.                      300,000   $           3,283
   Mainland Headwear Holdings, Ltd.                         226,000              75,660
 * Mansion House Group, Ltd.                                600,000              23,177
 * Matrix Holdings, Ltd.                                    402,000              96,277
 * Mei Ah Entertainment Group, Ltd.                       1,142,000              36,026
   Melbourne Enterprises, Ltd.                               45,500             176,931
   Midland Realty (Holding), Ltd.                           860,000             189,356
 * Millennium Group, Ltd.                                   928,000              21,508
 * Min Xin Holdings, Ltd.                                   753,200             116,380
 * Morning Star Resources, Ltd.                           1,845,000              15,917
   Moulin International Holdings, Ltd.                      699,274             549,240
   Nanyang Holdings, Ltd.                                   137,500             123,933
 * National Electronics Holdings, Ltd.                    2,156,000              69,402
 * New China Merchants Dichain                            3,520,000              63,907
   New Island Printing Holdings, Ltd.                       176,000              14,957
 * New World China Land, Ltd.                               702,800             157,459
 * New World Cyberbase, Ltd.                                 25,220                 130
*# New World Infrastructure, Ltd.                         1,065,400             181,081
 * Newocean Green Energy Holdings,
     Ltd.                                                 3,931,200              65,298
 # Ngai Lik Industrial Holdings, Ltd.                     1,556,000             651,146
 * Onfem Holdings, Ltd.                                   1,266,000              81,506
   Orient Power Holdings, Ltd.                              360,000              50,989
 * Oriental Metals Holdings Co., Ltd.                     1,237,800              47,814
   Oriental Watch Holdings, Ltd.                            134,000              28,814
   Pacific Andes International Holdings,
     Ltd.                                                   888,000             160,076
   Pacific Century Insurance Holdings,
     Ltd.                                                 1,026,000             396,327
 * Pacific Plywood Holdings, Ltd.                         4,430,000              11,408
   Paul Y. ITC Construction Holdings,
     Ltd.                                                   520,000              48,208
   Peace Mark Holdings, Ltd.                              1,105,315             142,322
   Pegasus International Holdings, Ltd.                     226,000              31,719
   Perfectech International Holdings, Ltd.                  571,450              49,299
   Pico Far East Holdings, Ltd.                           1,190,000              62,056
   Playmates Holdings, Ltd.                               1,585,000             334,702
   Pokfulam Development Co., Ltd.                           234,000              61,767
 * Poly Investments Holdings, Ltd.                        2,670,000              56,726
   Prime Success International Group,
     Ltd.                                                   768,000              30,161
 # Proview International Holdings, Ltd.                     944,000             249,179
*# QPL International Holdings, Ltd.                       1,191,000             467,732
   Quality Healthcare Asia, Ltd.                          1,338,000              38,591
 * Rainbow International Holdings, Ltd.                       2,036                  20
   Raymond Industrial, Ltd.                                 605,400             189,034
 * Regal Hotels International Holdings,
     Ltd.                                                 9,400,000             160,977
 * Rexcapital International Holdings, Ltd.                1,272,905              27,863
 * Riche Multi-Media Holdings, Ltd.                         706,000             268,171
 * Rivera Holdings, Ltd.                                  3,620,000             107,673
 * Riverhill Holdings, Ltd.                                   2,036                  28
   Road King Infrastructure, Ltd.                           449,000             323,757
   Roadshow Holdings, Ltd.                                1,456,000             194,975
   S.A.S.Dragon Holdings, Ltd.                            1,696,000             163,784
   SA SA International Holdings, Ltd.                     1,614,000             363,686
 * SEEC Media Group, Ltd.                                 1,692,000              93,682
   SNP Leefung Holdings, Ltd.                               144,000              24,104
   Safety Godown Co., Ltd.                                  408,000             147,097
   Saint Honore Holdings, Ltd.                              128,000              16,811
   San Miguel Brewery Hong Kong, Ltd.                       612,800             153,076
   Sea Holdings, Ltd.                                       832,000             176,763

                                                             SHARES              VALUE+
                                                             ------              ------
 * Seapower Resources International,
     Ltd.                                                 2,528,000   $           8,789
   Shanghai Allied Cement, Ltd.                             356,080              25,217
 * Shanghai Century Holdings, Ltd.                        5,242,000             127,569
 * Shanghai Land Holdings, Ltd.                           1,464,000              65,035
   Shanghai Real Estates, Ltd.                            1,692,000             124,183
   Shaw Brothers Hong Kong, Ltd.                            237,000             262,441
   Shell Electric Manufacturing
     (Holdings) Co., Ltd.                                   553,792             136,909
   Shenyin Wanguo (Hong Kong), Ltd.                         847,500             102,578
 * Shenzhen International Holdings, Ltd.                  6,187,500             258,931
   Shougang Concord Century
     Holdings, Ltd.                                       1,292,000             187,986
 * Shougang Concord Grand (Group),
     Ltd.                                                 1,701,000             135,794
 * Shougang Concord International
     Enterprises Co., Ltd.                                4,166,000             219,932
 * Shougang Concord Technology
     Holdings, Ltd.                                       1,647,914             227,041
 * Shui On Construction & Materials, Ltd.                   282,000             397,602
 * Shun Ho Resources Holdings, Ltd.                         483,000              14,864
 * Shun Ho Technology Holdings, Ltd.                      1,037,452              29,388
   Silver Grant International Industries,
     Ltd.                                                 2,087,000             228,416
 * Sincere Co., Ltd.                                        505,500              18,550
   Singamas Container Holdings, Ltd.                        838,000             445,096
 * Sinocan Holdings, Ltd.                                   350,000               1,758
 * Sino-i Technology, Ltd.                               19,383,158             509,143
   Sinolink Worldwide Holdings, Ltd.                      2,314,000             274,117
   Sinopec Kantons Holdings, Ltd.                         1,296,000             185,231
 * Skynet (International Group) Holdings,
     Ltd.                                                   244,240                 314
 * Softbank Investment International
     (Strategic), Ltd.                                    1,434,000              16,618
 * Solartech New Shares                                      49,600               3,640
 * South China Brokerage Co., Ltd.                        4,872,000              28,230
 * South China Industries, Ltd.                           1,124,000              30,393
   Southeast Asia Properties &
     Finance, Ltd.                                          263,538              39,363
   Starlight International Holdings,
     Ltd. (New)                                           1,311,292             209,366
   Starlite Holdings, Ltd.                                  336,000              35,909
 * Stelux Holdings International, Ltd.                    1,307,702              45,463
 * Styland Holdings, Ltd.                                   101,808                 328
   Sun Hing Vision Group Holdings, Ltd.                     206,000              78,911
   Sun Hung Kai & Co., Ltd.                               2,048,600             458,978
 * Sun Innovation Holdings, Ltd.                          1,420,360               2,926
 * Sun Media Group Holdings, Ltd.                         9,814,000              37,910
 * Sunday Communications, Ltd.                            4,441,000             174,408
 # Sunway International Holdings, Ltd.                      866,000              40,700
 * Suwa International Holdings, Ltd.                      1,062,000              42,391
 * TCC International Holdings, Ltd.                         678,000             104,760
 * Tack Hsin Holdings, Ltd.                                 542,000              10,468
   Tai Cheung Holdings, Ltd.                              1,013,000             319,566
   Tai Fook Securities Group, Ltd.                          590,000              74,450
   Tai Sang Land Development, Ltd.                          471,984             120,331
   Tak Sing Alliance Holdings, Ltd.                       2,909,865             104,910
 # Tan Chong International, Ltd.                            666,000             124,345
 * Termbray Industries International
     (Holdings), Ltd.                                     2,304,900             118,713
   Tern Properties Co., Ltd.                                 61,200              12,214
 * The Sun's Group, Ltd.                                 17,004,000              21,895
 * Tian An China Investments Co., Ltd.                    9,795,750   $         237,127
   Tian Teck Land, Ltd.                                   1,098,000             328,708
 # Tianjin Development Holdings, Ltd.                       846,000             400,325
 * Titan (Holdings), Ltd.                                 4,900,000             201,898
 * Tomorrow International Holdings,
     Ltd. New                                               165,000              20,821
 # Top Form International, Ltd.                           1,586,000             238,932
   Tristate Holdings, Ltd.                                  138,000              32,873
   Truly International Holdings, Ltd.                     1,014,000             940,060
   Tungtex (Holdings) Co., Ltd.                             788,000             306,928
 * Tysan Holdings, Ltd.                                   1,040,773              23,050
 * U-Cyber Technology Holdings, Ltd.                        432,800              10,644
   U-Right International Holdings, Ltd.                     896,000              48,455
   USI Holdings, Ltd.                                       928,999             101,676
 * United Power Investment, Ltd.                          1,664,000              28,925
 * Universal Holdings Ltd.                                2,770,000              11,413
 * Universe International Holdings, Ltd.                    573,339              13,879
   Van Shung Chong Holdings, Ltd.                           359,335              84,209
 * Vanda Systems & Communications
     Holdings, Ltd.                                       1,920,000             212,611
 # Varitronix International, Ltd.                           276,344             291,776
   Veeko International Holdings, Ltd.                     1,420,000              32,546
   Victory City International Holdings, Ltd.                509,613             231,305
   Vitasoy International Holdings, Ltd.                   1,033,000             264,691
 * Wah Ha Realty Co., Ltd.                                  278,600              47,352
 * Wah Nam International                                     38,696               1,246
   Wai Kee Holdings, Ltd.                                 1,265,738             161,348
 * Wang ON Group Ltd New                                     46,440               5,083
   Wellnet Holdings, Ltd.                                 2,059,200             159,087
 * Winfoong International, Ltd.                           1,210,000              26,019
   Wing On Co. International, Ltd.                          565,000             451,051
   Wing Shan International, Ltd.                            896,000              49,032
 * Winsan China Investment Group, Ltd.                    1,296,000              10,847
   Wong's International (Holdings), Ltd.                    400,641              60,357
 * Wonson International Holdings, Ltd.                    4,040,000              12,485
   World Houseware (Holdings), Ltd.                         605,700              25,737
 * Xinao Gas Holdings, Ltd.                               1,094,000             584,589
   Y. T. Realty Group, Ltd.                                 965,000              55,915
   YGM Trading, Ltd.                                        228,000             130,641
   Yangtzekiang Garment Manufacturing
     Co., Ltd.                                              405,000              85,523
 * Yanion International Holdings, Ltd.                      118,000               6,229
 * Yaohan International Holdings, Ltd.                      974,000                   0
 * Yau Lee Holdings, Ltd.                                   534,000              18,565
 * Yip's Chemical Holdings, Ltd.                            372,000              87,177
 * Yugang International, Ltd.                            11,916,000              90,525
 * Yunnan Enterprises Holdings, Ltd.                        240,000              14,524
 * Zhu Kuan Development Co., Ltd.                           646,000              28,281
 * e-New Media Co., Ltd.                                    320,000              10,054
 * eSun Holdings, Ltd.                                      653,600              19,777
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $65,181,292)                                                        43,828,366
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Allied Properties, Ltd. Warrants
     12/06/04                                                80,260                   0
 * Applied China, Ltd. Warrants 04/30/04                    207,250                 267
 * Climax International Co., Ltd.
     Warrants 02/08/04                                       11,200                  14
 * Goldbond Group Holdings, Ltd.
     Rights 12/15/03                                        399,600               5,145
                                                                      -----------------

                                                             SHARES              VALUE+
                                                             ------              ------
TOTAL RIGHTS/WARRANTS
   (Cost $100,548)                                                    $           5,426
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $2,086)                                                                2,086
                                                                      -----------------
TOTAL -- HONG KONG
   (Cost $65,283,926)                                                        43,835,878
                                                                      -----------------
NEW ZEALAND -- (9.3%)
COMMON STOCKS -- (9.3%)
 * AFFCO Holdings, Ltd.                                   1,640,950             241,168
   CDL Hotels NZ, Ltd.                                    1,243,344             317,796
   CDL Investments NZ, Ltd.                                 286,445              53,081
   Cavalier Corp., Ltd.                                     249,212             883,810
   Colonial Motor Co., Ltd.                                  93,695             170,032
 * Cue Energy Resources NL                                  452,354              16,476
   DB Breweries, Ltd.                                       312,589           1,557,991
   Ebos Group, Ltd.                                          82,808             169,324
 * Evergreen Forests, Ltd.                                  323,301              92,964
 * Fletcher Challenge Forests, Ltd.                         475,200             397,781
   Hallenstein Glassons Holdings, Ltd.                      206,438             397,057
   Hellaby Holdings, Ltd.                                   179,079             550,410
   Horizon Energy Distribution, Ltd.                         40,420              92,465
 * Kingsgate International Corp., Ltd.                      479,679              73,563
 * Met Lifecare, Ltd.                                       234,168             329,190
 # Michael Hill International, Ltd.                         137,246             403,417
 * New Zealand Oil & Gas, Ltd.                              420,122              96,644
   New Zealand Refining Co., Ltd.                            72,719             760,200
   Northland Port Corp. (New Zealand),
     Ltd.                                                   219,997             411,890
   Nuplex Industries, Ltd.                                  229,674             610,523
 * Pacific Retail Group, Ltd.                               194,156             303,958
   Port of Tauranga, Ltd.                                   541,952           1,423,310
   Powerco, Ltd.                                            728,453             837,859
 * Provenco Group, Ltd.                                     281,600              79,174
   Pyne Gould Guinness, Ltd.                                146,734             117,203
   Restaurant Brand New Zealand, Ltd.                       369,175             261,850
 * Richina Pacific, Ltd.                                    274,644              59,669
 * Rubicon, Ltd.                                            395,021             194,360
 * Ryman Healthcare Group, Ltd.                             300,000             406,400
   Sanford, Ltd.                                            340,412           1,161,563
   Scott Technology, Ltd.                                    54,083             115,772
 * Seafresh Fisheries                                        80,520               1,441
 * Sky City Leisure, Ltd.                                    15,236              10,904
   South Port New Zealand, Ltd.                              30,744              28,486
   Steel & Tube Holdings, Ltd.                              303,825             722,210
 * Tasman Farms                                             157,056                   0
   Taylors Group, Ltd.                                       29,646              42,244
   Tourism Holdings, Ltd.                                   278,652             254,621
 * Trans Tasman Properties, Ltd.                          1,921,308             441,973
*# Tranz Rail Holdings, Ltd.                                674,271             641,974
   Waste Management NZ, Ltd.                                349,572             862,225
   Williams & Kettle, Ltd.                                   38,372             118,674
   Wrightson, Ltd.                                          478,020             415,415
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $12,215,156)                                                        16,127,067
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $17,682)                                                              17,615
                                                                      -----------------
TOTAL -- NEW ZEALAND
   (Cost $12,232,838)                                                 $      16,144,682
                                                                      -----------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Exergy, Inc.
     (Cost $0)                                                7,260                   0
                                                                      -----------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 * Autoways Holdings Berhad                                  10,000               3,395
 * Promet Berhad                                          1,143,000              87,229
 * RNC Corp. Berhad                                          33,000               3,561
 * Rekapacific Berhad                                       473,000                   0
 * Saship Holdings Berhad                                   223,520              52,351
 * Versatile Creative Berhad                                  3,000               6,947
 * Wing Tiek Holdings Berhad                                 95,800              22,437
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $1,278,766)                                                            175,920
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Versatile Creative Rights Pay
     Date Open
     (Cost $0)                                                6,000                   0
                                                                      -----------------
TOTAL -- MALAYSIA
   (Cost $1,278,766)                                                            175,920
                                                                      -----------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Sansui Electric Co., Ltd.
     (Cost $25,906)                                         252,000              50,621
                                                                      -----------------

                                                          FACE
                                                         AMOUNT                  VALUE+
                                                         ------                  ------
                                                          (000)
TEMPORARY CASH
   INVESTMENTS -- (11.3%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.82%, 12/01/03
    (Collateralized by $2,785,000 FHLB
    Notes 1.875%, 02/15/05, valued at
    $2,805,888) to be repurchased
    at $2,764,189 (Cost $2,764,000)                  $        2,764           2,764,000
  Repurchase agreements in a Pooled
    Cash Account, Mizuho Securities
    USA, 1.05%, 12/01/03 (Collateralized
    by $17,176,000 U.S. Treasury
    Obligations, rates ranging from
    2.625% to 4.25%, maturities ranging
    from 11/15/06 to 11/15/13, valued
    at $16,983,984) to be repurchased
    at  $16,985,470
    (Cost $16,983,984)^                                      16,984          16,983,984
                                                                      -----------------
TOTAL TEMPORARY
   CASH INVESTMENTS
   (Cost $19,747,984)                                                        19,747,984
                                                                      -----------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $188,618,906)++                                              $     174,032,722
                                                                      =================

  +  See Note B to Financial Statements.
  ^  Security purchased with cash proceeds from securities on loan
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $189,625,204.

                     THE UNITED KINGDOM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2003

                                                             SHARES              VALUE+
                                                             ------              ------
UNITED KINGDOM -- (98.0%)
COMMON STOCKS -- (96.7%)
   4imprint P.L.C.                                           50,375   $          72,776
   600 Group P.L.C.                                         100,910             105,433
   AEA Technology P.L.C.                                     31,245             137,567
   AGA Food Service Group P.L.C.                             76,000             306,515
   AIM Group P.L.C.                                          32,063              51,008
 * API Group P.L.C.                                          51,500              62,887
   Abacus Group P.L.C.                                       75,000             303,127
   Abbeycrest P.L.C.                                         42,590              49,443
   Abbot Group P.L.C.                                       103,595             302,889
   Aberdeen Asset Management P.L.C.                         100,000             141,029
 * Aberdeen Asset Management P.L.C.                         125,050             161,302
   Acal P.L.C.                                               13,671             112,271
 * Acambis P.L.C.                                            61,000             323,653
 * Adam & Harvey Group P.L.C.                                10,500                 361
 * Advanced Medical Solutions P.L.C.                         29,802               4,997
 * Advanced Power Components,
     Ltd.                                                    47,871              15,026
   Aggreko P.L.C.                                           158,000             379,076
 * Airflow Streamlines P.L.C.                                20,500              20,097
   Airsprung Furniture Group P.L.C.                          58,000              69,827
   Alba P.L.C.                                              105,025           1,106,353
   Alexandra P.L.C.                                          86,243             128,303
   Alexon Group P.L.C.                                      116,632             586,731
   Alpha Airports Group P.L.C.                              392,541             509,715
   Alphameric P.L.C.                                        172,688             259,876
   Alumasc Group P.L.C.                                     100,245             274,129
   Alvis P.L.C.                                             191,010             584,751
   Amberley Group P.L.C.                                    200,000              26,658
   Amstrad P.L.C.                                           149,652             343,605
 * Anglesey Mining P.L.C.                                    55,000               2,483
   Anglo Eastern Plantations P.L.C.                          57,166             145,019
 * Anite Group P.L.C.                                       250,000             211,759
 * Antisoma P.L.C.                                          163,333             110,258
 * Applied Optical Technologies P.L.C.                       75,383              34,681
 * Arena Leisure P.L.C.                                     350,516             244,151
 * Argonaut Games, Ltd.                                     100,000              12,039
   Arla Foods UK P.L.C.                                     742,432             549,061
 * Arm Holdings P.L.C.                                      127,000             262,108
   Arriva P.L.C.                                             37,770             249,769
   Ashtenne Holdings P.L.C.                                  50,000             261,850
   Atkins Ws P.L.C.                                          63,000             475,664
   Austin Reed Group P.L.C.                                  68,999             166,137
   Autologic Holdings P.L.C.                                 17,489              96,252
   Avesco P.L.C.                                             29,998              72,488
   Aveva Group P.L.C.                                        10,000              81,436
   Avis Europe P.L.C.                                       362,720             673,737
   Avon Rubber P.L.C.                                        25,041              94,963
 * Axis-Shield P.L.C.                                        58,284             164,395
   Axon Group P.L.C.                                         19,756              45,870
 * BNB Resources P.L.C.                                      49,000              19,172
   BPP Holdings P.L.C.                                      106,500             523,855
   BSS Group P.L.C.                                          47,905             463,445
 * BTG P.L.C.                                                51,000             171,041
   BWD Securities P.L.C.                                     10,951              91,346
   Babcock International Group P.L.C.                       310,464             688,805
   Baggeridge Brick P.L.C.                                   98,000             225,853
 * Bailey (C.H.) P.L.C.                                     109,500   $          12,712
 * Bailey (C.H.) P.L.C. Class B                              10,000               4,902
   Barr (A.G.) P.L.C.                                        43,000             441,877
   Beattie (James) P.L.C.                                   132,247             295,682
   Bellway P.L.C.                                            93,000           1,087,645
   Ben Bailey P.L.C.                                         26,000             152,484
   Benchmark Group P.L.C.                                    36,513             152,598
   Bespak P.L.C.                                             55,918             420,751
 * Biocompatibles International P.L.C.                       12,430              35,915
   Biotrace International P.L.C.                             75,000             179,941
   Birse Group P.L.C.                                       421,901             110,656
   Black Arrow Group P.L.C.                                  56,500              60,247
   Blacks Leisure Group P.L.C.                               60,959             359,082
 * Blagden Industries P.L.C.                                131,092                   0
   Blick P.L.C.                                              68,555             275,899
   Bloomsbury Publishing P.L.C.                              62,525             281,203
   Body Shop International P.L.C.                           194,000             407,058
   Bodycote International P.L.C.                            159,058             456,843
 * Boosey & Hawkes P.L.C.                                    35,500             131,269
   Boot (Henry) P.L.C.                                       47,000             270,793
   Bovis Homes Group P.L.C.                                  72,000             539,282
 * Bradstock Group P.L.C.                                     5,200               3,935
   Brammer (H.) P.L.C.                                      119,123             323,704
   Brewin Dolphin Holdings P.L.C.                           219,762             326,937
   Bristol Water Holdings P.L.C.                             60,000             300,805
 * Britannic P.L.C.                                         121,800             557,217
   British Polythene Industries P.L.C.                       56,740             291,780
   British Vita P.L.C.                                      125,600             561,640
   Brixton P.L.C.                                           151,200             652,711
 * Brown & Jackson P.L.C.                                   296,819             484,965
   Brown (N) Group P.L.C.                                   173,480             325,215
   Burndene Investments P.L.C.                              175,001             230,249
   Burtonwood Brewery P.L.C.                                 38,000             216,325
   Business Post Group P.L.C.                                56,000             482,526
   CD Bramall P.L.C.                                         68,166             524,633
 * CLS Holdings P.L.C.                                      122,907             573,907
   CML Microsystems P.L.C.                                   28,361             129,991
   Caffyns P.L.C.                                             6,000              60,883
 * Cairn Energy P.L.C.                                       92,636             632,507
 * Cammell Laird Holdings P.L.C.                            256,158              26,434
   Capital & Regional P.L.C.                                 26,432             176,383
   Capital Radio P.L.C.                                      48,810             393,710
   Carclo P.L.C.                                            100,463              67,385
   Care UK P.L.C.                                            64,835             292,708
   Carillion P.L.C.                                         125,317             302,818
 * Carlisle Holdings, Ltd.                                    8,709              51,675
   Carpetright P.L.C.                                       102,500           1,323,911
   Carr's Milling Industries P.L.C.                          19,000             100,973
   Castings P.L.C.                                           79,000             244,565
 * Cenes Pharmaceuticals P.L.C.                             298,612              44,938
   Chamberlin & Hill P.L.C.                                  18,000              53,402
   Chapelthorpe P.L.C.                                      617,618             172,611
   Charles Taylor Consulting P.L.C.                          66,743             324,853
 * Charter P.L.C.                                            88,743             158,731
 * Che Group P.L.C.                                          51,533              34,566
   Chelsfield P.L.C.                                         53,402             290,228
   Chemring Group P.L.C.                                     49,000             322,346
 * Chime Communications P.L.C.                               71,838              40,154

                                                             SHARES              VALUE+
                                                             ------              ------
   Chloride Group P.L.C.                                    485,500   $         413,323
   Christie Group P.L.C.                                     53,263              61,834
   Chrysalis Group P.L.C.                                   268,082             987,833
   Churchill China P.L.C.                                    30,000              93,389
   City Centre Restaurants P.L.C.                           174,871             221,807
   Clarkson (Horace) P.L.C.                                  44,733             326,204
 * Clinical Computing P.L.C.                                 46,666              34,110
   Clinton Cards P.L.C.                                     433,380             682,001
   Colefax Group P.L.C.                                      60,000              87,713
   Collins Stewart Tullett P.L.C.                            31,538             244,085
 * Colt Telecom Group P.L.C.                                257,000             432,061
   Communisis P.L.C.                                        237,134             373,173
   Compel Group P.L.C.                                        5,000               6,321
   Computacenter P.L.C.                                      51,000             413,568
 * Cookson Group P.L.C.                                   1,172,068             735,768
   Coral Products P.L.C.                                     50,000              47,726
 * Corporate Services Group P.L.C.                          246,600              45,063
   Cosalt P.L.C.                                             30,700             193,512
   Countryside Property P.L.C.                               94,086             292,886
   Countrywide Assured Group P.L.C.                         202,374             491,630
   Courts P.L.C.                                            110,722             521,771
 * Cox Insurance Holdings P.L.C.                            244,666             313,491
   Cranswick P.L.C.                                          19,532             104,976
   Crest Nicholson P.L.C.                                   267,250           1,374,308
   Creston P.L.C.                                             6,250              12,308
   Croda International P.L.C.                                79,635             362,948
   Cropper (James) P.L.C.                                    22,000              62,431
 * Culver Holdings P.L.C.                                       338                  90
 * DCS Group P.L.C.                                          10,000               2,365
   DFS Furniture Co. P.L.C.                                  66,300             431,023
   DTZ Holdings P.L.C.                                      114,500             243,202
   Daejan Holdings P.L.C.                                    25,000             809,413
   Dairy Crest Group P.L.C.                                  76,000             612,376
 * Dana Petroleum P.L.C.                                     33,333             128,702
 * Danka Business Systems P.L.C.                             15,000              11,609
   Dart Group P.L.C.                                         74,000             164,179
   Davis Service Group P.L.C.                                80,878             497,976
 * Dawson International P.L.C.                              100,688              22,512
   De la Rue P.L.C.                                         112,000             556,687
   DeVere Group P.L.C.                                       69,600             466,841
   Dechra Pharmaceiticals P.L.C.                             50,000             107,062
   Delta P.L.C.                                             200,000             283,778
   Deltron Electronics P.L.C.                                 8,621               9,119
 * Deltron Electronics P.L.C
     (Rfd Issue Line)                                           718                 759
 * Densitron International P.L.C.                            74,175              23,282
   Derwent Valley Holdings P.L.C.                            90,000           1,157,815
   Development Securities P.L.C.                             50,000             306,137
   Devro P.L.C.                                             180,143             281,938
   Dewhurst P.L.C.                                            9,000              17,801
   Dewhurst P.L.C. Class A Non-Voting                        15,500              25,458
   Diagonal P.L.C.                                           34,200              27,939
 * Dickinson Legg Group P.L.C.                               11,935               6,620
   Dicom Group P.L.C.                                        30,000             372,781
 * Dimension Data Holdings P.L.C.                           832,000             529,444
   Diploma P.L.C.                                            22,648             176,840
   Domestic & General Group P.L.C.                           17,223             159,214
   Domino Printing Sciences P.L.C.                          355,935           1,049,857
   Domnick Hunter Group P.L.C.                               30,000             210,254
 * Dowding & Mills P.L.C.                                   336,440              56,417
   Dyson Group P.L.C.                                        42,750             197,781
   East Surrey Holdings P.L.C.                               36,800   $         192,405
 * Easynet Group P.L.C.                                      75,000             154,788
 * Ebookers P.L.C.                                           37,800             281,823
 * Eidos P.L.C.                                              55,300             137,194
   Eldridge Pope & Co. P.L.C.                                25,000              72,449
   Eleco P.L.C.                                             104,685              57,614
   Electronic Data Processing P.L.C.                         55,200              67,880
 * Emess P.L.C.                                             288,250              50,195
   Ennstone P.L.C.                                          295,323             198,087
 * Enodis P.L.C.                                            275,329             404,868
   Eurocopy P.L.C.                                           41,051              25,770
 * Eurodis Electron P.L.C.                                  188,125              47,724
   Euromoney Institutional Investors
     P.L.C.                                                  65,000             428,161
   European Colour P.L.C.                                    82,090              24,707
   European Motor Holdings P.L.C.                           118,325             349,008
 * European Telecom P.L.C.                                    7,000                 361
 * Evans of Leeds Contingent Units
     P.L.C.                                                  80,000                   0
   Expro International Group P.L.C.                          54,966             224,519
 * FII Group P.L.C.                                          41,166               4,779
   FKI P.L.C.                                               360,000             681,068
   Fenner P.L.C.                                             92,146             141,046
 * Ferguson International Holdings
     P.L.C.                                                  89,105              53,637
   Ferraris Group P.L.C.                                     10,800              27,119
 * Fibernet Group P.L.C.                                     45,339              79,147
   Filtronic P.L.C.                                           4,138              31,385
   Financial Objects P.L.C.                                   7,000               3,251
   Findel P.L.C.                                            142,288             714,572
   First Choice Holidays P.L.C.                             325,535             750,236
   First Technology P.L.C.                                  117,111             596,190
   Fisher (James) & Sons P.L.C.                              76,000             333,310
   Forminster P.L.C.                                         43,333              21,613
   Forth Ports P.L.C.                                       140,161           2,386,478
   Fortress Holdings P.L.C.                                 120,728              54,505
   Freeport Leisure P.L.C.                                   25,814             166,932
   French Connection Group P.L.C.                            25,000             723,634
   Fuller, Smith & Turner P.L.C. Series A                    20,000             203,804
   Fulmar P.L.C.                                            107,500             146,984
 * Future Network P.L.C.                                    315,000             342,662
   GB Group P.L.C.                                          250,000             102,117
   GWR Group P.L.C.                                          80,700             371,272
   Galliford Try P.L.C.                                     517,870             380,761
   Game Group P.L.C.                                        275,000             297,967
   Games Workshop Group P.L.C.                               13,519             167,406
   Gaming International P.L.C.                               14,000               8,789
 * Garton Engineering P.L.C.                                 10,248                   0
 * Gaskell P.L.C.                                            36,000              13,931
   Geest P.L.C.                                              75,278             647,341
   Gibbs & Dandy P.L.C.                                       4,500              52,628
   Gleeson (M.J.) Group P.L.C.                               22,471             482,123
 * Glotel P.L.C.                                             15,300              26,972
   Go-Ahead Group P.L.C.                                     40,000             692,419
   Goldshield Group P.L.C.                                   14,400              48,294
   Gowrings P.L.C.                                            5,000               5,289
   Grainger Trust, Ltd.                                      22,000             565,286
   Great Portland Estates P.L.C.                            125,900             524,006
   Greene King P.L.C.                                        44,162             635,345
 * Greenwich Resources P.L.C.                               438,664              15,089
   Greggs P.L.C.                                             26,000           1,436,743

                                                             SHARES              VALUE+
                                                             ------              ------
   Guiness Peat Group P.L.C.                                176,171   $         198,459
 * Gyrus Group P.L.C.                                        55,072             156,756
   Halma P.L.C.                                             227,000             530,958
   Halstead (James) Group P.L.C.                             52,208             305,289
 * Hampson Industries P.L.C.                                105,886              25,040
 * Hampton Trust P.L.C.                                     232,050              14,966
   Hardys & Hansons P.L.C.                                   48,000             355,806
 * Hartstone Group P.L.C.                                   240,263               3,926
 * Harvey Nash Group P.L.C.                                 183,750             252,821
   Havelock Europa P.L.C.                                    27,660              38,295
 * Hawtin P.L.C.                                            196,500              28,726
   Haynes Publishing Group P.L.C.                            14,703              82,183
   Headlam Group P.L.C.                                     152,974             861,636
   Heath (Samuel) & Sons P.L.C.                               7,500              45,792
   Helical Bar P.L.C.                                        35,000             452,970
   Helphire Group P.L.C.                                    149,600             536,454
   Henlys Group P.L.C.                                      133,303             206,337
   Heywood Williams Group P.L.C.                            140,400             201,627
   Highbury House Communications
     P.L.C.                                                 439,166             185,050
   Highway Insurance Holdings P.L.C.                        204,751             136,456
   Hill & Smith Holdings P.L.C.                              86,850             143,396
   Hiscox P.L.C.                                            171,500             418,102
   Hit Entertainment P.L.C.                                 119,691             551,171
   Hitachi Capital (UK) P.L.C.                               53,912             192,397
   Holidaybreak P.L.C.                                       92,974             879,467
   Homestyle Group P.L.C.                                    45,692             100,588
 * Hornby P.L.C.                                             10,000             193,055
   House of Fraser P.L.C.                                   371,650             624,807
   Hunting P.L.C.                                           223,174             376,153
   Huntleigh Technology P.L.C.                               24,925             110,384
 * Huntsworth P.L.C.                                        108,000              39,007
 * Hyder Consulting P.L.C.                                   16,308              32,675
 * IAF Group P.L.C.                                          30,000               3,741
   IFX Group P.L.C.                                          34,486              71,767
 * IMS Group P.L.C.                                          75,000               5,805
 * IQE P.L.C.                                               132,400              40,988
   ISIS Asset Management P.L.C.                              88,039             355,826
 * Imagination Technologies Group
     P.L.C.                                                 189,698             215,329
   Incepta Group P.L.C.                                      85,443             159,442
   Inchcape P.L.C.                                           20,000             432,031
 * Industrial & Commercial Holdings
     P.L.C.                                                   5,000                 129
   Infast Group P.L.C.                                      301,224             129,516
   Informa Group P.L.C.                                      81,229             394,661
 * Intec Telecom Systems P.L.C.                             100,000             118,671
   Intelek P.L.C.                                            99,880              18,896
   Intserve P.L.C.                                          144,534             626,420
   Invensys P.L.C.                                          489,000             168,203
 * Inveresk P.L.C.                                          150,000              47,081
   Isoft Group P.L.C.                                        76,540             447,572
   Isotron P.L.C.                                            50,325             380,830
   Ite Group P.L.C.                                         247,186             201,935
   Itnet P.L.C.                                              36,278             190,612
   JJB Sports P.L.C.                                        145,000             666,470
   JKX Oil and Gas P.L.C.                                   220,533             162,145
   Jarvis Hotels P.L.C.                                     215,318             553,626
   Jarvis P.L.C.                                            193,379             718,387
 * Jarvis Porter Group P.L.C.                                99,894              33,502
   John David Group P.L.C.                                  114,500             324,926
   Johnson Service Group P.L.C.                             125,535   $         747,027
   Johnston Group P.L.C.                                     26,000             143,764
   Joseph (Leopold) Holdings P.L.C.                          14,000             207,072
   KBC Advanced Technologies P.L.C.                          25,000              15,909
 * Kalamazoo Computer Group P.L.C.                           56,120               2,654
   Keller Group P.L.C.                                      123,128             489,175
   Kensington Group P.L.C.                                   45,000             252,305
 * Kewill Systems P.L.C.                                     10,000               9,803
   Kidde P.L.C.                                             232,000             415,967
   Kier Group P.L.C.                                         21,293             223,389
   Kiln P.L.C.                                              200,000             316,456
 * Kleeneze P.L.C.                                           84,300             213,128
 * Knowledge Support Systems Group
     P.L.C.                                                  25,000                 344
   Laing (John) P.L.C.                                      275,961             835,325
   Laird Group P.L.C.                                        84,300             394,359
   Lambert Howarth Group P.L.C.                              25,200             113,119
 * Laura Ashley Holdings P.L.C.                             623,937             128,771
   Lavendon Group P.L.C.                                     50,092             114,582
 * Leeds United P.L.C.                                       66,000               2,696
   Lincat Group P.L.C.                                       19,000             127,442
   Linton Park P.L.C.                                        39,000             271,653
   Linx Printing Technologies P.L.C.                         27,000             173,440
   Litho Supplies P.L.C.                                     20,000              15,995
   London Bridge Software Holdings
     P.L.C.                                                 157,269             131,184
 * London Clubs International P.L.C.                        144,646             187,823
   London Merchant Securities P.L.C.                        151,000             423,311
   London Scottish Bank P.L.C.                              263,000             554,098
   Lookers P.L.C.                                            53,160             239,542
 * Lorien P.L.C.                                             60,000              89,261
   Low & Bonar P.L.C.                                        95,000             123,358
   Luminar P.L.C.                                            43,000             294,708
 * M.L. Laboratories P.L.C.                                  51,042              27,433
   MFI Furniture Group P.L.C.                                60,855             147,574
   MS International P.L.C.                                   71,500              45,499
   MSB International P.L.C.                                  16,000              22,427
   Macfarlane Group P.L.C.                                  228,287              90,303
   Macro 4 P.L.C.                                            42,500              89,175
   Maiden Group P.L.C.                                       16,800              72,234
   Mallett P.L.C.                                            24,837             115,121
   Management Consulting Group P.L.C.                       310,972             136,382
   Manchester United P.L.C.                                 161,000             728,244
   Manganese Bronze Holdings P.L.C.                          32,184             100,464
 * Marlborough Stirling P.L.C.                              150,000             124,475
   Marshalls P.L.C.                                         225,800             977,662
 * Martin International Holdings P.L.C.                     135,800              38,537
 * Marylebone Warwick Balfour Group
     P.L.C.                                                  73,345              68,433
   Mayflower Corp. P.L.C.                                   550,636             298,312
   McAlpine (Alfred) P.L.C.                                 196,111             951,987
   McBride P.L.C.                                            40,000              89,777
   McCarthy & Stone P.L.C.                                  194,968           1,679,949
   McKay Securities P.L.C.                                   68,500             212,060
   McLeod Russel Holdings P.L.C.                             74,524              24,673
 * Medical Solutions P.L.C.                                 126,658             106,195
 * Medisys P.L.C.                                           150,134              32,276
   Meggitt P.L.C.                                           160,633             646,466
   Mentmore P.L.C.                                          236,561             362,100
   Menzies (John) P.L.C.                                     57,314             315,432
 * Merant P.L.C.                                            172,500             369,363

                                                             SHARES              VALUE+
                                                             ------              ------
   Merchant Retail Group P.L.C.                             185,666   $         542,846
   Merrydown P.L.C.                                          59,927              83,999
   Mersey Docks & Harbour Co. P.L.C.                         50,170             547,483
   Metal Bulletin P.L.C.                                     95,500             287,433
   Metalrax Group P.L.C.                                    358,740             524,438
   Mice Group P.L.C.                                        139,909             184,078
   Michael Page International P.L.C.                        225,000             726,537
 * Microgen P.L.C.                                           52,770              38,572
   Millennium and Copthorne Hotels
     P.L.C.                                                  80,077             422,462
   Minerva P.L.C.                                            94,000             342,735
   Mitie Group P.L.C.                                       500,000           1,051,269
   Molins P.L.C.                                             68,000             398,803
   Monsoon P.L.C.                                            71,000             172,787
 * Morgan Crucible Company P.L.C.                           136,000             321,031
   Morgan Sindall P.L.C.                                     66,000             407,506
   Morse P.L.C.                                              36,866              85,279
   Moss Brothers Group P.L.C.                               163,400             158,077
   Mowlem (John) & Co. P.L.C.                               342,030           1,223,553
   Mtl Instruments Group P.L.C.                               4,348              12,339
   Mucklow (A & J) Group P.L.C.                             175,000             797,589
 * My Travel Group P.L.C.                                    24,000               4,747
   NHP P.L.C.                                               171,875             419,016
 * NSB Retail P.L.C.                                        300,000              79,974
 * NXT P.L.C.                                                26,935              45,861
   National Express Group P.L.C.                             25,000             262,602
   Nestor Healthcare Group P.L.C.                           180,200             976,249
   New Look Group P.L.C.                                    107,041             573,000
   Newcastle United P.L.C.                                  148,923              89,645
   Nichols P.L.C.                                            66,550             156,234
   Nord Anglia Education P.L.C.                               5,000              18,704
 * Nord Anglia Education RFD                                    454               1,659
   Northamber P.L.C.                                         75,888              84,836
   Northern Foods P.L.C.                                     41,000              97,310
 * Northgate Information Solutions
     P.L.C.                                                 342,029             301,475
   Northgate P.L.C.                                         118,200           1,135,366
   Novar P.L.C.                                             260,465             573,396
 * OEM P.L.C.                                                12,000               8,771
 * OM2000 P.L.C.                                             41,440                   0
   Ocean Wilsons Holdings, Ltd.                              84,250             189,093
 * Orbis P.L.C.                                              11,428               2,899
   Ottakar's P.L.C.                                          30,000             183,424
   Owen (H.R.) P.L.C.                                        34,000             102,332
 * Oxford Biomedica, Ltd.                                    75,000              24,508
 * Oxford Biomedica, Ltd. New Shares                         40,500              13,234
   Oxford Instruments P.L.C.                                 43,051             134,386
   PHS Group P.L.C.                                         320,000             448,542
 * PPL Therapeutics P.L.C.                                   43,529               3,369
   PSD Group P.L.C.                                          43,500             211,350
   PZ Cuzzons P.L.C.                                         22,000             411,668
 * Pace Micro Technology P.L.C.                             292,500             286,745
   Paladin Resources P.L.C.                                 342,500             490,388
 * Palmaris Capital P.L.C.                                   42,500               9,502
   Paragon Group of Companies P.L.C.                         70,000             382,542
   Parity Group P.L.C.                                      241,406              50,860
   Park Group P.L.C.                                        291,600             144,185
 * Partridge Fine Arts P.L.C.                                58,000              74,316
   Pendragon P.L.C.                                         239,375             792,510
   Penna Consulting P.L.C.                                   33,000              64,985
   Peterhouse Group P.L.C.                                   85,427             192,469
 * Pharmagene P.L.C.                                        160,000   $         187,122
 * Photo-Me International P.L.C.                            235,620             417,392
 * Phytopharm P.L.C.                                         32,600             126,152
   Pillar Property P.L.C.                                    66,800             585,925
   Pittards P.L.C.                                           60,985              63,456
   Planit Holdings P.L.C.                                   235,000              97,001
 * Plantation & General P.L.C.                               70,623              20,041
 * Plasmon P.L.C.                                           100,000             373,211
   Portmeirion Group P.L.C.                                  22,856              70,757
   Porvair P.L.C.                                            62,000             177,009
   Premier Farnell P.L.C.                                    18,000              80,490
 * Premier Oil P.L.C.                                        69,648             502,500
 * Pressac P.L.C.                                            78,129              29,562
 * Probus Estates P.L.C.                                     83,333               2,042
 * Protherics P.L.C.                                        506,828             385,717
 * Provalis P.L.C.                                          375,538              56,514
 * Psion P.L.C.                                             257,200             343,927
 * QA P.L.C.                                                 79,475               7,176
 * Queens Moat Houses P.L.C.                                159,000              23,244
   Quintain Estates & Development
     P.L.C.                                                 108,350             633,582
 * Qxl Ricardo P.L.C.                                           130                 364
   RAC P.L.C.                                                69,500             657,420
   RM P.L.C.                                                 45,490             113,835
 * RMS Communications P.L.C.                                 15,000                   0
   ROK property solutions P.L.C.                             57,501             234,874
   RPC Group P.L.C.                                          43,400             139,581
   RPS Group P.L.C.                                         192,594             524,181
   Radamec Group P.L.C.                                      35,000              23,175
   Radstone Technology P.L.C.                                40,384             261,499
   Ransom (William) & Son P.L.C.                             30,000              19,349
 * Redbus Imterhouse P.L.C.                                 137,500              18,032
   Redrow P.L.C.                                            116,437             626,302
 * Redstone P.L.C.                                           14,870               2,621
   Reed Health Group P.L.C.                                 155,333             281,846
   Reg Vardy P.L.C.                                         103,597             807,124
   Regent Inns P.L.C.                                       158,468             220,761
   Reliance Security Group P.L.C.                             9,000             103,321
   Renishaw P.L.C.                                          146,806           1,363,430
   Renold P.L.C.                                            144,000             206,797
   Ricardo P.L.C.                                           114,409             327,619
 * Richmond Oil & Gas P.L.C.                                220,000                   0
 * Robert Wiseman Dairies P.L.C.                             40,000             176,458
   Rotork P.L.C.                                            185,440           1,117,060
   Roxboro Group P.L.C.                                       9,304              36,804
 * Royal Doulton P.L.C.                                     240,000              19,607
   Royalblue Group P.L.C.                                    47,200             385,594
   Rutland Trust P.L.C.                                     174,255             104,144
   S & U P.L.C.                                              21,140             176,336
   SCS Upholstery P.L.C.                                     29,000              84,790
 * SFI Group P.L.C.                                          26,713              14,242
   SHL Group P.L.C.                                          41,650              64,111
   SIG P.L.C.                                               103,200             532,471
   SMG P.L.C.                                               185,295             345,771
   SSL International P.L.C.                                 117,000             641,403
 * Safeland P.L.C.                                           25,000              21,928
   Salvesen (Christian) P.L.C.                              183,157             192,154
   Sanctuary Group P.L.C.                                   320,000             273,803
   Savills P.L.C.                                           104,000             528,550
   Scapa Group P.L.C.                                        44,337              21,351
 * Scipher P.L.C.                                            34,563               5,350

                                                             SHARES              VALUE+
                                                             ------              ------
   Scottish & Newcastle P.L.C.                               56,639   $         357,501
   Scottish Radio Holdings P.L.C.                            19,200             268,299
   Secure Trust Group P.L.C.                                 27,118             209,877
   Securicor P.L.C.                                         328,750             497,558
   Senior P.L.C.                                            122,900              72,395
   Serco Group P.L.C.                                        77,859             236,011
 * Servicepower Technologies P.L.C.                         150,000              85,133
   Severfield-Rowan P.L.C.                                   20,000             114,371
   Shaftesbury P.L.C.                                       137,500             595,934
   Shanks & McEwan Group P.L.C.                              92,900             169,362
   Shiloh P.L.C.                                             14,500              36,160
 * ShopRite Group P.L.C.                                    204,780              47,546
   Simon Group P.L.C.                                       348,089             257,427
   Sinclair (William) Holdings P.L.C.                        53,000              68,365
   Singer & Friedlander Group P.L.C.                        119,400             428,159
   Sirdar P.L.C.                                             41,600              50,083
 * Skyepharma P.L.C.                                        382,000             496,027
   Smart (J.) & Co. (Contractors) P.L.C.                     22,500             191,550
 * Smart Approach Group P.L.C.                              251,985               7,476
   Smith (David S.) Holdings P.L.C.                         200,000             542,618
 * Soco International P.L.C.                                 59,000             270,423
   Somerfield P.L.C.                                        307,000             658,679
   South Staff Water Holdings P.L.C.                        108,000           1,033,675
   Southampton Leisure Holdings P.L.C.                       19,615              12,313
   Spectris P.L.C.                                           76,760             561,733
   Speedy Hire P.L.C.                                        50,000             316,026
   Spirax-Sarco Engineering P.L.C.                           91,811             885,045
 * Spirent P.L.C.                                           584,137             663,061
 * Sportech P.L.C.                                          435,000             134,666
   Spring Group P.L.C.                                      169,495             335,235
 * Springwood P.L.C.                                         37,500               5,482
   St. Ives P.L.C.                                           63,000             429,073
   St. Modwen Properties P.L.C.                              74,800             332,550
   Staffware P.L.C.                                          12,000             127,958
   Stanley (Charles) Group P.L.C.                            76,800             307,100
   Stanley Leisure Organisation P.L.C.                      224,954           1,528,220
 * Sterling Publishing Group P.L.C.                          75,298              17,159
   Stylo P.L.C.                                              64,096              40,236
 * Superscape P.L.C.                                         15,745               8,395
 * Surfcontrol P.L.C.                                         7,000              98,239
   Swallowfield P.L.C.                                       15,000              20,509
   Sygen International P.L.C.                               492,975             415,447
   Syltone P.L.C.                                            50,400             157,760
 * Synstar P.L.C.                                           143,000             178,307
   TT Electronics P.L.C.                                     28,080              55,779
 * Tadpole Technology P.L.C.                                109,090              22,280
 * Tandem Group P.L.C.                                      327,365                   0
   Tarsus Group P.L.C.                                       34,855              35,368
   Taylor & Francis Group P.L.C.                             52,600             492,130
   Taylor Nelson AGB P.L.C.                                 109,000             389,928
   Ted Baker P.L.C.                                          38,800             223,548
 * Telecommunications Group P.L.C.                           45,958               5,632
   Telemetrix P.L.C.                                        165,708             404,694
 * Telspec P.L.C.                                            25,000               7,309
 * Terence Chapman Group P.L.C.                              62,500               2,687
   Tex Holdings P.L.C.                                       14,000              39,849
   The Big Food Group P.L.C.                                212,000             492,226
 * The Innovation Group P.L.C.                              940,000             335,460
   The Malcolm Group P.L.C.                                 109,377             149,551
   The Television Corp. P.L.C.                               66,330              68,447
   Thorntons P.L.C.                                         158,000             417,120
   Thorpe (F.W.) P.L.C.                                      24,000   $          73,886
 * Thus Group P.L.C.                                        836,000             463,694
   Tibbett & Britten Group P.L.C.                            86,123             615,439
   Tinsley (Eliza) Group P.L.C.                              19,844              12,628
   Topps Tiles P.L.C.                                        69,690             632,249
   Tops Estates P.L.C.                                       30,088             126,264
   Torex P.L.C.                                              73,041             741,163
 * Torotrak P.L.C.                                           99,193             111,742
 * Tottenham Hotspur P.L.C.                                 150,000              61,915
   Town Centre Securities (New) P.L.C.                      142,137             495,025
   Trace Computers P.L.C.                                    33,552              42,413
   Transport Development Group P.L.C.                        19,782              65,493
   Trifast P.L.C.                                           135,388             142,038
   Tullow Oil P.L.C.                                        222,863             314,302
   U.K. Coal P.L.C.                                          16,000              33,021
   Ulster Television, Ltd.                                  115,602             748,558
   Ultra Electronics Holdings P.L.C.                         49,745             442,746
   Ultraframe P.L.C.                                         60,200             255,216
   Umeco P.L.C.                                              18,250             107,816
   Uniq P.L.C.                                               20,000              70,171
   Unite Group P.L.C.                                       103,051             275,599
   Universal Salvage P.L.C.                                  14,255              30,278
   VP P.L.C.                                                 83,100             190,800
   VT Group P.L.C.                                          100,375             390,148
 * Vega Group P.L.C.                                         32,300              72,495
 * Vernalis P.L.C.                                           54,179              73,613
 * Vert (Jacques) P.L.C.                                     45,000              14,511
   Victoria P.L.C.                                           12,000              75,537
   Victrex P.L.C.                                           116,254             705,294
   Vitec Group P.L.C.                                        15,242              89,391
 * Volex Group P.L.C.                                        58,801             138,042
   WSP Group P.L.C.                                          90,000             274,749
   Wagon P.L.C.                                              65,292             192,022
 * Walker Greenbank P.L.C.                                   53,105              12,558
   Warner Estate Holdings P.L.C.                             70,000             532,729
 * Waterdorm P.L.C.                                         105,000                   0
   Waterman P.L.C.                                           74,473              93,501
   Watermark Group P.L.C.                                    50,000             129,850
   Weir Group P.L.C.                                        126,236             589,452
   Wellington Holdings P.L.C.                                 9,000              16,408
   Wembley P.L.C.                                             6,053              58,402
   Westbury P.L.C.                                          202,522           1,328,807
 * Weston Medical Group P.L.C.                               50,200               2,158
   Wetherspoon (J.D.) P.L.C.                                127,358             590,858
   Whatman P.L.C.                                           241,935             638,708
   White Young Green P.L.C.                                  64,000             197,578
   Whitehead Mann Group P.L.C.                               95,000             517,121
   Whittard of Chelsea P.L.C.                                30,000              78,168
 * Wiggins Group P.L.C.                                   1,148,266              93,806
   Wilmington Group P.L.C.                                   28,692              48,113
   Wilshaw P.L.C.                                           198,409              46,067
   Wilson Bowden P.L.C.                                       7,000             117,381
   Wintrust P.L.C.                                           22,500             192,518
   Wolverhampton & Dudley Breweries
     P.L.C.                                                  78,873           1,020,775
   Woolworths Group P.L.C.                                  872,421             648,944
 * Worthington Group P.L.C.                                 102,653               7,283
   Wyevale Garden Centres P.L.C.                             48,578             277,796
   Wyndeham Press Group P.L.C.                               73,066             122,522
 * XAAR P.L.C.                                               18,405              15,352
   XANSA P.L.C.                                             199,718             313,433

                                                             SHARES              VALUE+
                                                             ------              ------
 * Xenova Group P.L.C.                                      246,961   $          47,783
   Yates Group P.L.C.                                        24,765              41,102
 * Yorkshire Group P.L.C.                                    82,504               9,578
   Young & Co's Brewery P.L.C.                               10,000             130,280
   Young & Co's Brewery P.L.C. Class A                        5,234              83,267
   Yule Catto & Co. P.L.C.                                   86,284             375,445
   Zotefoams P.L.C.                                          62,000              82,640
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $118,745,192)                                                      158,950,507
                                                                      -----------------
INVESTMENT IN CURRENCY -- (1.3%)
 * British Pound Sterling
     (Cost $2,095,175)                                                        2,079,361
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Creston P.L.C. Warrants 03/31/04                           1,000                   0
 * Letter of Entitlements - Audemars Piguet                  90,242                   0
 * Xenova Group P.L.C. Rights                                94,500                   0
                                                                      -----------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                          0
                                                                      -----------------
TOTAL --  UNITED KINGDOM
   (Cost $120,840,367)                                                      161,029,868
                                                                      -----------------

                                                          FACE
                                                         AMOUNT
                                                         ------
                                                          (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
   Repurchase Agreement, PNC Capital Markets,
     Inc. 0.82%, 12/01/03 (Collateralized by
     $3,360,000 FHLB Notes 1.875%, 02/15/05,
     valued at $3,385,200) to be repurchased at
     $3,336,228 (Cost $3,336,000)                    $        3,336           3,336,000
                                                                      -----------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $124,176,367)++                                              $     164,365,868
                                                                      =================

----------
  +  See Note B to Financial Statements.
  @  Denominated in local currency or the Euro
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $124,619,319

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2003

                                                             SHARES              VALUE+
                                                             ------              ------
FRANCE -- (13.4%)
COMMON STOCKS -- (13.4%)
   Affine                                                     1,100   $          67,380
 * Ales Groupe SA                                             1,900              67,234
   Algeco SA                                                  2,300             195,614
*# Alstom SA                                                 95,700             197,315
 * Altedia SA                                                 2,800              44,775
 * Alten SA                                                  14,900             212,010
*# Altran Technologies SA                                    49,600             612,404
   Apem SA                                                    1,000              55,141
   April Group SA                                            19,600             316,243
   Arkopharma                                                 4,300             220,356
   Assystem SA                                                2,657             141,733
   Aubay SA                                                   5,700              25,759
 * Audika SA                                                  1,500              70,845
 * Baccarat SA                                                1,090             104,594
   Bacou-Dalloz                                               3,685             307,002
   Bains de Mer et du Cercle des
     Etrangers a Monaco                                       4,615             984,716
   Beneteau SA                                                9,200             473,995
 * Berger Levrault SA                                           476             109,554
   Boiron SA                                                 15,200             327,971
   Bonduelle SA                                               4,200             356,956
   Bongrain SA                                                7,500             392,432
 * Bricorama SA                                               2,679             134,878
   Buffalo Grill SA                                           1,028              13,863
*# Bull SA                                                   68,000              52,168
   Burelle SA                                                 4,030             390,333
 * Business Objects SA                                       16,500             559,547
   CEGID SA                                                   4,500             360,337
   CFCAL-Banque                                                 840             249,215
   CFF Recycling                                             10,576             830,390
 * CS Communication et Systemes                               4,983             125,976
 * Camaieu SA                                                 3,200             253,938
   Carbone Lorraine                                          33,245           1,354,954
   Cegedim SA                                                 6,400             344,235
   Cie Financiere Pour La Location
     D'Immeubles Industriels &
     Commerciaux SA                                           6,400             279,178
 # Clarins SA                                                 7,339             420,430
*# Club Mediterranee SA                                      10,200             403,980
   Consortium International de Diffusion
     et de Representation Sante                                 600               9,170
 * DMC (Dollfus Mieg et Cie)                                  6,230              44,360
 * Damartex SA                                               22,900             477,369
   Delachaux SA                                               1,000              87,387
   Deveaux SA                                                 1,040             105,344
   Didot-Bottin                                               1,620             163,122
   Dynaction SA                                              10,660             231,289
   Eiffage SA                                                 3,825             413,578
   Electricite de Strasbourg                                 23,784           2,836,791
   Elior                                                     70,128             575,839
   Entenial SA                                                2,800             163,458
   Esso SA                                                    3,200             355,014
   Etam Developpement SA                                      5,600             160,437
   Euler-Hermes SA                                           12,291             558,401
 * Euro Disney SCA                                          517,400             310,110
   Evialis SA                                                 1,200              43,787
   Exel Industries SA                                         1,800   $          86,308
   Explosifs et de Produits Chimiques                           524             143,842
 * FPEE SA                                                    1,100              63,029
   Faurecia SA                                                6,500             440,232
   Fimalac SA                                               111,143           3,703,790
   Fininfo SA                                                 9,760             213,517
   Fleury Michon SA                                           2,500             104,739
   Fonciere Lyonnaise SA                                      9,596             379,598
   France-Africaine de Recherches
     Petrolieres (Francarep)                                  4,250             405,019
   Francois Freres (Tonnellerie) SA                           2,050              41,653
 * GCI (Groupe Chatellier Industrie SA)                                       7,258 870
   GFI Informatique SA                                       23,400             210,376
 * Gantois Series A                                             647              38,003
   Gascogne SA                                                6,472             574,103
*# Gaumont                                                   14,607             719,652
*# Generale de Geophysique SA                                20,770             771,823
   Generale de Sante                                         19,100             242,007
   Generale Location SA                                       9,000             182,002
 * Geodis SA                                                  3,010             162,367
   Gespac System                                              1,100              21,757
   Gevelot                                                    3,584             171,849
   Gifi                                                       3,200             207,907
 * Ginger (Groupe Ingenierie Europe)                          1,400              27,875
   Grands Moulins de Strasbourg                                 110              37,580
   Grandvision SA                                             7,000             183,261
 # Groupe Bourbon SA                                          3,700             337,525
   Groupe Crit                                                5,500             108,389
   Groupe Guillin SA                                          1,200              96,737
   Groupe Open SA                                             1,000              31,347
   Groupe Steria                                              8,600             306,178
 * Guitel                                                       116               1,111
   Guyenne et Gascogne SA                                    26,000           2,882,933
   Havas SA                                                  62,300             330,088
   Hoteliere Lutetia Concorde                                 2,505             420,693
   Hotels et Casinos de Deauville                             2,055             699,600
   Hyparlo SA                                                 3,836             160,941
   IDSUD                                                        614              17,267
   IMS International Metal Service SA                        12,630              96,895
   Industrielle et Financiere
     d'Entreprise SA                                            300              32,006
*# Infogrames Entertainment SA                               58,300             368,297
   Ingenico SA                                               61,820             944,841
 * Ioltech SA                                                   500              41,296
   Ipsos SA                                                   3,700             334,864
   Kaufman et Broad SA                                        5,300             148,348
 * Lafuma SA                                                    793              53,993
   Laurent-Perrier                                            3,100             107,394
 * Lectra Systemes SA                                        19,192             157,361
   Legris Industries SA                                       9,350             279,081
   Lisi SA                                                    6,845             237,543
 * MGI Coutier SA                                             1,400              33,900
 * MRM                                                        1,424              18,794
   Manitou SA                                                11,092             997,219
   Manutan International SA                                   1,300              54,994
   Marionnaud Parfumeries Retails
     Perfumes                                                 8,271             319,747
 * Matussiere et Forest SA                                   13,600              68,960

                                                             SHARES              VALUE+
                                                             ------              ------
 * Metaleurop SA                                             35,449   $          22,947
   Montupet SA                                               32,450             564,030
 * Mr. Bricolage SA                                           5,200             151,970
   Neopost SA                                                 7,200             362,494
 * Nexans                                                    12,200             377,311
   Norbert Dentressangle                                      6,320             254,552
   Nord Est SA                                               21,507           1,124,050
 * Oberthur Card Systems SA                                  36,000             249,431
 * Oeneo                                                     31,265              83,201
   PSB Industries SA                                          1,240             144,926
 * Passat SA                                                  1,300              26,616
 * Penauille Polyservices SA                                 10,200             166,043
 * Petit Forestier SA                                         2,243              83,351
   Pierre & Vacances                                          4,500             372,743
   Pinguely-Haulotte SA                                      25,000             139,352
   Plastic Omnium SA                                         15,423             709,936
   Plastivaloire SA                                             900              26,540
   Prosodie SA                                                3,600              82,856
 * Radiall SA                                                 1,340              88,989
   Robertet SA                                                1,076             125,049
   Rodriguez Group SA                                         6,600             350,483
   Rougier SA                                                 2,040             140,977
   Rue Imperiale                                             14,432           2,802,599
   SDR de Bretagne SA                                           714              18,410
   SEB SA Prime Fidelite 2002                                 3,000             366,090
   SILIC (Societe Immobiliere de
     Location pour L'industrie et le
     Commerce)                                               12,256             778,653
   SR Teleperformance                                        90,928           1,925,988
   Sabeton                                                   13,500             169,110
   Samse SA                                                   4,400             490,518
 * Sasa Industries SA                                         1,000              27,511
 * Saveurs de France-Brossard                                   900              25,353
*# Scor SA                                                   72,300             276,470
   Sechilienne-Sidec                                          2,200             249,347
   Securidev SA                                               1,500              15,643
   Selectibail                                               25,421             704,835
   Signaux Girod SA                                             600              25,173
   Skis Rossignol SA                                         41,668             727,749
   Smoby SA                                                     500              38,209
   Societe du Louvre SA                                       6,305             506,383
 * Societe Francais des Papiers Peints                          400               4,416
   Societe Industrielle D'Aviations
     Latecoere SA                                             2,900              73,871
   Societe Pour L'Informatique
     Industrielle SA                                          1,000              32,845
 * Solving International SA                                   2,100              25,677
   Somfy Interational SA                                     22,900           3,686,641
   Sophia SA                                                 17,550             871,378
   Sopra SA                                                   6,900             313,065
   Stallergenes SA                                            1,249              58,391
   Ste Virbac SA                                              6,852             215,034
   Stef-Tfe SA                                                  332              27,062
   Sucriere de Pithiviers-le-Vieil                            1,825           1,093,836
 * Sylis SA                                                   4,700              29,635
   Synergie SA                                                8,000             146,724
   Taittinger SA                                             12,700           2,041,512
 * Tessi SA                                                     900              33,865
   Touax (Touage Investissement SA)                          10,378             202,156
 * Transiciel SA                                              9,200             150,536
   Trigano SA                                                 5,500             225,282
 * Ubi Soft Entertainment SA                                  8,500   $         263,390
   Unilog SA                                                  6,320             340,463
 # Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                            31,700           2,449,072
 * Valtech, La Defense                                       20,000              23,016
   Viel et Compagnie                                         44,339             208,349
   Vilmorin et Cie SA                                         2,349             288,338
   Vivarte SA                                                 8,299             375,545
   Vranken Monopole                                           2,200              87,687
   Zodiac SA                                                 14,627             432,908
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $40,538,164)                                                        64,910,990
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Alstom SA Rights 12/10/03                                 95,700              51,623
 * Alstom SA Warrants 01/09/04                               95,700              34,415
 * Altran Technologies SA Rights
     12/10/03                                                49,600              39,241
 * Group Open Warrants 10/21/06                               1,000                 851
 * Oeneo Warrants 08/26/06                                   14,365               4,649
 * Prosodie SA Warrants 10/28/06                                900                 669
 * Ubi Soft Entertainment SA Warrants
     05/14/06                                                 4,100               2,654
 * Valtech, La Defense Warrants
     07/29/05                                                20,000               1,199
                                                                      -----------------
TOTAL RIGHTS/WARRANTS
   (Cost $38,786)                                                               135,301
                                                                      -----------------
TOTAL -- FRANCE
   (Cost $40,576,950)                                                        65,046,291
                                                                      -----------------
GERMANY -- (11.8%)
COMMON STOCKS -- (11.8%)
 * AC-Service AG                                              4,300              29,123
   AWD Holding AG                                            35,600           1,078,814
   Aareal Bank AG                                            33,200           1,003,299
*# Acg AG Fuer Chipkarten und
     Informationssysteme                                     15,400              63,688
   Ackermann-Goeggingen AG                                    8,100             150,500
 * Adva AG Optical Networking                                32,400             174,774
 * Agrob AG                                                   5,800              59,792
 * Aigner (Etienne) AG                                          600              93,500
 # Aixtron AG                                                61,400             376,105
   Amadeus Fire AG                                            4,900              34,714
   Andreae-Noris Zahn AG, Anzag                              27,200             922,078
 * Articon Integralis AG                                      7,900              37,406
 * Atoss Software AG                                          3,700              73,049
 * Augusta Technologie AG                                     3,200              12,927
 # Ava Allgemeine Handelsgesellschaft
     der Verbraucher AG                                      30,800           1,007,566
 * Baader Wertpapier Handelsbank AG                           7,900              61,744
 # Balda AG                                                  31,600             251,142
*# Basler AG                                                  3,200              42,387
 # Beate Uhse AG                                             44,400             707,871
   Bechtle AG                                                17,100             197,603
 * Berliner Elektro Holding AG                               13,861             111,324
   Bertrandt AG                                               7,650             135,720
 # Beru AG                                                    9,400             569,035
 * Beta Systems Software AG                                   2,850              30,747
   Bilfinger & Berger Bau AG                                 34,600           1,111,553
 * Biolitec AG                                                8,000              38,359

                                                             SHARES              VALUE+
                                                             ------              ------
 * Biotest AG                                                 2,400   $          19,995
   Boewe Systec AG                                            5,700             252,811
 * Borussia Dortmund GMBH & Co.
     KGAA                                                    21,650              94,986
 * Brau und Brunnen AG                                        4,995             481,405
   Bremer Energiekonto AG                                    14,700              37,709
 * Bremer Woll-Kaemmerei AG                                  17,128              22,996
 * CBB Holding AG                                           102,602              13,037
 * CTS Eventim AG                                            14,800             145,477
 * Ce Consumer Electrnic AG                                  21,600              69,910
 * Ceag AG                                                   20,670             218,043
   Celanese AG                                               20,650             717,856
 * Cenit AG Systemhaus                                        3,500              29,369
 * Centrotec Hochleistungskunststoffe AG                      4,900              58,150
   Cewe Color Holding AG                                      5,600             124,859
 * Comdirect Bank AG                                         73,000             653,676
 * Computerlinks AG                                           4,600              73,614
 * Condomi AG                                                 1,800               4,164
 * Curanum AG                                                21,500              53,607
 * D. Logistics AG                                           28,000              75,520
 * DAB Bank AG                                               39,800             300,568
 * DEAG Deutsche Entertainment AG                            10,500              29,453
   DVB Bank AG                                                7,124             742,101
 * Data Modul AG                                              2,904              64,748
 * Deutsche Euroshop AG                                      15,550             637,307
 * Deutsche Steinzeug
     Cremer & Breuer AG                                      87,200              91,985
*# Deutz AG                                                  60,400             241,826
 * Deutz AG Issue 03                                         20,133              77,953
 * Dierig Holding AG                                         10,500             163,500
   Dis Deutscher Industrie Service AG                        11,850             250,006
 * Dom-Braugerei AG                                           1,100              47,865
   Douglas Holding AG                                        36,650           1,001,678
 * Dr. Scheller Cosmetics AG                                  4,000              21,817
 * Drillisch AG                                              22,450              97,957
   Duerr Beteiligungs AG                                     14,750             313,841
 * Eckert and Ziegler Strahlen - und
     Medizintechnik AG                                        3,000              26,791
 * Elexis AG                                                  8,600              31,649
 * Elmos Semiconductor AG                                    16,350             259,885
   ElreingKlinger AG                                          1,500             128,563
*# Em TV & Merchandising AG                                 137,050             162,642
 * Epcos AG                                                  55,500           1,267,381
   Erlus Baustoffwerke AG                                       297             118,555
   Escada AG                                                 20,520             270,576
 * Eurobike AG                                                1,700                 469
 * Evotec Biosystems AG                                      30,100             212,160
 # FJA AG                                                     7,150             175,103
   Feilmann AG                                               17,800             755,340
 * Fortec Elektronik AG                                       1,400              45,647
*# Freenet.De AG                                             16,800             993,839
   Fuchs Petrolub AG Oel & Chemie                             6,693             415,194
   GFK AG                                                    25,600             721,153
 * GPC Biotech AG                                            17,600             164,561
*# Gft Technologies AG                                       22,600              85,879
   Grenkeleasing AG                                          12,650             286,597
   Gwag Bayerische Wohnungs-
     Aktiengesellschaft AG                                    3,383             150,046
   Hamborner AG                                              21,000             571,432
 * Hawesko Holdings AG                                        3,300              79,116
 * Herlitz AG                                                 6,962              30,461
 # Hochtief AG                                               34,000   $         921,100
 * Hoeft & Wessel AG                                          6,100              23,326
   Holsten-Brauerei AG                                       38,462           1,567,582
   Hucke AG                                                   8,300              32,833
   Hugo Boss AG                                              25,100             457,337
 * IFA Hotel & Touristik AG                                   7,000              62,933
*# IM International Media AG                                 19,800              30,380
   IVG Immobilien AG                                         98,550           1,106,918
 * Innovation in Traffic Systems AG                          12,300              76,965
   Interseroh AG                                              9,650             122,618
*# Intershop Deutschland AG                                   7,320              23,604
 * Intertainment AG                                           8,500              20,378
 * Isra Vision Systems AG                                     2,100              29,578
   Iwka AG                                                   26,613             519,040
*# Ixos Software AG                                          18,600             206,463
 # Jenoptik AG                                               40,800             440,661
   K & S Aktiengesellschaft AG                              129,500           3,027,079
   KSB AG                                                     2,387             371,976
   KWS Kleinwanzlebener Saatzucht AG                          1,650             991,027
 * Kampa-Haus AG                                             10,375              78,352
   Keramag Keramische Werke AG                               13,000             654,504
   Kloeckner-Werke AG                                        38,900             364,650
 * Kontron AG                                                42,878             321,243
   Krones AG                                                  7,450             520,469
 * LPKF Laser & Electronics AG                                9,000              54,374
   Leifheit AG                                               12,500             353,774
   Leoni AG                                                  25,000           1,287,130
   Loewe AG                                                   7,100              56,853
 # MVV Energie AG                                            48,000             872,863
 * MWG Biotech AG                                            19,400              23,720
 * Maternus-Kliniken AG, Bad
     Oyenhausen                                               2,400               1,784
   Maxdata AG                                                24,600             166,021
 * Mediclin AG                                               22,050              51,542
 * Medigene AG                                                8,600              65,772
 * Mensch und Maschine Software AG                            1,400              13,946
*# Morphosys AG                                               3,100              36,083
   Muehlabauer Holdings AG & Co.
     KGAA                                                     5,900             137,984
 * Nemetschek AG                                              7,400              47,901
   Norddeutsche Affinerie AG                                 30,700             328,632
   Norddeutsche Steingutfabrik AG                             5,960              32,150
   Novasoft AG                                               11,800              44,274
 * November AG                                                5,400              35,990
 * Ohb Teledata                                              12,650             103,569
   PC-Ware Information
     Technologies AG                                          5,100              55,266
 * PVATepla AG                                               15,550              36,535
 * Pandatel AG                                                5,700              40,996
*# Parsytec AG                                               11,900              68,186
 * Personal & Informatik AG                                   5,900              32,887
   Pfeiffer Vacuum Technology AG                              8,250             273,048
 * Pfleiderer AG                                             36,250             181,637
 * Phoenix AG, Hamburg                                       37,500             409,065
 * Plambeck Neue Energien AG                                  5,250              14,915
 * Plenum AG                                                  9,300              22,854
 * Primacom AG                                               15,200              20,929
 * Produkte und Syteme der
     Informationstechnologie AG                              10,300              53,091
   Progress-Werk Oberkirch AG                                 5,000             199,588
   Puma AG                                                    5,700             899,871

                                                             SHARES              VALUE+
                                                             ------              ------
*# Qs Communications AG                                      98,700   $         333,646
   Rational AG                                               10,612             582,616
 * Realtech AG                                                3,650              38,722
   Renk AG                                                   19,400             616,264
 * Repower Systems AG                                         5,000             103,390
   Rheinmetall Berlin AG                                     45,000           1,478,027
   Rhoen Klinikum AG                                         13,750             725,228
   Rinol AG                                                   5,900              21,925
 * Rohwedder AG                                                 610               6,435
 * Ruecker AG                                                 7,800              33,660
*# SAP Systems Integrations AG                               33,650             653,461
 * SGL Carbon AG                                             20,800             307,928
   Salzgitter AG                                             58,650             593,376
   Sartorius AG                                               6,550              69,801
   Schlott Sebaldus AG                                        4,400              87,555
   Schwarz Pharma AG                                          8,900             187,021
   Sektkellerei Schloss Wachenheim AG                        15,120             132,310
 * Senator Entertainment AG                                   9,800              14,214
*# Singulus Technologies AG                                  34,600             736,197
   Sinner AG, Karlsruhe                                       4,160              50,615
   Sixt AG                                                   15,400             212,294
*# Software AG                                               25,300             545,899
   Stada Arzneimittel AG                                     20,000           1,174,750
 * Stahl (R.) AG                                              2,000              16,782
 * Steag Hamtech AG                                          28,200             157,189
 * Stoehr & Co. AG                                           16,000              63,293
 * Strabag AG                                                 3,332             211,291
   Stuttgarter Hofbraeu AG                                   18,000             604,157
   Sued-Chemie AG                                            29,146           1,037,659
 * Suess Microtec AG                                         14,000             177,891
 * Syskoplan AG                                               3,300              26,702
 * Syzygy AG                                                 18,000             126,226
 * TFG Venture Capital AG & Co. KGAA                          8,800              21,098
   Takkt AG                                                  68,450             454,572
 * Techem AG                                                 23,150             442,620
   Technotrans AG                                             5,000              74,321
 * Telegate AG                                               10,800             117,552
 * Teles AG Informationstechnologien                         21,200             271,919
   Textilgruppe Hof AG                                       12,170              93,366
*# Tomorrow Focus AG                                         42,650             117,589
 * Umweltkontor Renewable Energy AG                          14,100              21,297
   United Internet AG                                        43,050           1,011,460
 * VBH (Vereinigter
     Baubeschlag-Handel) AG                                   9,415              19,412
   VK Muehlen AG                                              1,312             121,886
   Vossloh AG                                                15,900             733,799
*# WCM Beteiligungs AG                                      245,466             361,923
 * Walter Bau AG, Augsburg                                   33,905              67,061
   Wanderer-Werke AG                                          7,903             202,733
 * Wedeco AG Water Technology                                10,550             224,603
 * Westag and Getalit AG,
     Rheda-Wiedenbrueck                                       7,000              48,500
   Wuerttembergische
     Lebensversicherung AG                                   11,330             177,918
   Wuerttembergische
     Metallwarenfabrik AG                                    30,330             548,995
   Wuerzburger Hofbraeu AG                                      134              61,381
   Zapf Creation AG                                           7,500             173,066
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $47,674,467)                                                        57,045,489
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * DEAG Deutsche Entertainment AG
     Bond Rights 12/03/03                                     7,000   $               0
 * Fuchs Petrolub AG Oel & Chemie
     Rights 12/09/03                                          6,693               7,221
                                                                      -----------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                      7,221
                                                                      -----------------
TOTAL -- GERMANY
   (Cost $47,674,467)                                                        57,052,710
                                                                      -----------------
ITALY -- (8.9%)
COMMON STOCKS -- (8.9%)
*# Acea SpA                                                 163,000             949,606
 * Acegas SpA                                                27,200             164,005
 * Actelios SpA                                              25,801             213,405
   Aem Torino SpA                                           355,000             548,956
 * Aeroporto de Firenze SpA                                   6,000              84,510
*# Alitalia Linee Aeree Italiane SpA
     Series A                                             2,712,400             871,381
 * Amplifon SpA                                              15,200             417,252
 * Auschem SpA (In Liquidation)                              82,000                   0
   Azienda Mediterranea Gas e Acqua
     SpA                                                    267,000             327,421
 * Banca Ifis SpA                                            16,600             210,928
   Banca Intermobiliare di Investimenti e
     Gestoni SpA                                             81,000             565,103
   Banca Monte Dei Paschi di Siena SpA                      229,515             753,843
   Banca Popolare Dell'etruria e Del
     Lazio Scrl                                              19,000             416,797
   Banca Profilo SpA                                         88,500             231,800
   Banco di Desio e della Brianza SpA                        90,000             375,441
   Banco Piccolo Valellinese Scarl SpA                       41,600             460,272
 * Bastogi SpA                                            1,183,000             241,785
 * Beghelli SpA                                             142,000             109,791
   Beni Stabili SpA, Roma                                 1,309,500             784,865
   Biesse SpA                                                17,100              48,478
 * Binda SpA                                              1,299,375                   0
   Bonifica dei Terreni Ferraresi e per
     Imprese Agricole Roma                                    9,675             151,349
   Bremba SpA                                                53,375             374,934
   Brioschi Finanziaria SpA, Milano                         373,400             116,825
   Buzzi Unicem SpA                                          94,100           1,139,280
   CAMFIN (Cam Finanziaria)                                  36,527              88,009
   CIR SpA (Cie Industriale Riunite),
     Torino                                                 591,100           1,060,723
*# CMI SpA                                                   64,502             327,837
   CSP International Industria Calze SpA                     10,000              17,262
 # Caltagirone Editore SpA                                   95,800             783,194
 # Caltagirone SpA                                          178,399           1,109,888
 * Carraro SpA                                               26,200              72,863
   Cementir Cementerie del Tirreno SpA                      249,704             752,806
 * Cirio Finanziaria SpA                                    175,000              36,501
   Class Editore SpA                                         70,600             205,228
 * Coats Cucirini SpA                                        30,000              33,085
 * Compagnia Immobiliare Azionaria                           44,000               7,331
   Credito Artigiano SpA                                     93,900             379,328
   Cremonini SpA                                            102,400             214,811
   Danieli & C.Officine Meccaniche SpA                       66,500             275,017
 * Dataconsyst C.G.S. SpA, Monza                                220                   0
 * Davide Campari - Milano SpA                               13,400             588,224

                                                             SHARES              VALUE+
                                                             ------              ------
 * De Longhi SpA                                            115,000   $         512,814
 * Del Favero SpA                                            86,000                   0
 * Ducati Motor Holding SpA                                 112,500             190,822
   Emak                                                      27,000             107,130
   Erg SpA                                                  124,000             643,619
   Ergo Previdenza SpA                                       69,200             348,397
   Ericsson SpA                                              19,800             481,341
   Esprinet                                                   3,700              94,693
 * FMC (Fabbrica Milanese
     Condutorri SpA)                                         25,000                   0
 * Finarte Casa d'Aste SpA (Milano)                          56,266             117,359
 * Finarte Partecipazioni Pro Arte SpA                      242,693              60,948
*# Finmatica SpA                                             35,900             419,153
 * Fochi (Filippo) SpA                                      216,000                   0
 * Fornara Societa Finanziaria e di
     Partecipazioni SpA                                     310,000                   0
   Gabetti Holding SpA                                       55,000             126,915
   Gefran                                                    11,000              53,139
 * Gemina SpA                                               282,400             280,971
 * Gerolimich SpA (In Liquidation)                          297,400                   0
   Gewiss SpA                                               221,700             980,644
   Giovanni Crespi SpA                                       21,000              17,797
   Grandi Navi Veloci SpA                                    38,000              77,438
*# Granitifiandre SpA                                        28,500             245,978
 * Grassetto SpA                                            279,125                   0
   Gruppo Ceramiche Ricchetti SpA                           164,000              70,380
 * I Grandi Viaggi SpA                                       28,100              22,366
   ITALJOLLY (Cia Italiana dei Jolly
     Hotels SpA)                                             34,500             200,990
*# Immobiliare Lombardia SpA                                425,000              81,004
   Immsi SpA                                                287,000             323,392
   Impregilo SpA                                            532,000             357,124
   Industria Macchine Automatique SpA                       27,000              349,224
   Industria Romagnola Conduttori
     Elettrici SpA                                           17,500              52,864
 # Industrie Zignago S. Margherita SpA                       52,000             771,691
   Interpump Group SpA                                       64,700             271,451
   Italmobiliare SpA, Milano                                 12,750             583,839
 * Juventus Footbal Club SpA                                 98,000             223,790
 * La Doria SpA                                              22,000              60,919
 * Lavorwash SpA                                             10,000              23,495
   Linificio and Canapificio Nazionale SpA                   22,000              45,623
   Maffei SpA                                                52,500              95,658
 * Mandelli SpA                                              41,000                   0
   Manifattura Lane Gaetano
     Marzotto & Figli SpA                                   138,000           1,511,975
 * Marcolin SpA                                              35,100              50,995
 * Mariella Burani Fashion Group SpA                         20,400             188,540
 * Meliorbanca SpA                                           62,500             319,910
   Merloni Elettrodomestici SpA                             155,000           2,887,368
 # Milano Assicurazioni SpA                                 266,700             890,364
   Mirato SpA                                                12,000              87,747
   Monrif SpA                                               150,000             145,645
 * Montefibre SpA                                           143,130              75,492
 * NGP SpA                                                   17,891              12,031
   Navigazione Montanari SpA                                 95,200             176,884
 * Necchi SpA                                               164,250              13,782
 * Negri Bossi SpA                                           13,700              36,130
 * Olidata SpA                                               20,000              32,174
 * Opengate Group SpA                                         4,000               9,158
 * Pagnossin SpA                                              9,000              19,959
 * Perlier SpA                                              100,700   $          25,820
   Permasteelisa SpA                                         21,300             347,247
   Pininfarina SpA                                           31,285             928,552
 * Pirelli & C.Real Estate SpA                                9,600             276,762
 * Poligrafici Editoriale SpA                               132,000             284,817
 * Premafin Finanziaria SpA Holding di
     Partecipazioni, Roma                                   311,330             312,368
   Premuda SpA                                               38,700              60,911
 * Ratti SpA                                                 31,768              25,629
 # Recordati Industria
   Chimica e Farmaceutica SpA                                48,000             922,922
 * Reno de Medici SpA, Milano                               332,210             297,477
 * Richard-Ginori 1735 SpA                                  128,000             122,749
   Risanamento Napoli SpA                                   212,600             365,708
 * Rodriquez SpA                                             41,250                   0
 * Roncadin SpA                                              81,400              47,812
   SAES Getters SpA                                          14,750             170,977
   SAI SpA (Sta Assicuratrice Industriale),
     Torino                                                  32,500             568,795
   SISA (Societa Imballaggi Speciali
     Asti SpA)                                               65,000             155,834
   SMI STA Metallurgica Italiana SpA                        565,280             217,514
   SNIA SpA                                                 568,977           1,265,197
 * SOPAF (Societa Partecipazioni
     Finanziarie SpA)                                        85,000              27,460
   Sabaf SpA                                                  8,000             133,586
   Saeco International Group SpA                            154,000             629,498
 * Schiapparelli 1824 SpA, Milano                           166,200              26,099
 * Sirti SpA                                                 29,967              54,602
 # Societe Cattolica di Assicurazoni
     Scarl SpA                                               27,170             925,295
 * Societe Sportiva Lazio SpA                             1,815,000              98,994
   Sogefi SpA                                               182,500             625,674
   Sol SpA                                                   70,200             302,100
   Stefanel SpA                                              54,400             118,683
   Targetti Sankey SpA                                        8,000              29,057
 * Tecnodiffusione Italia SpA                                 3,332              15,737
   Terme Demaniali di Acqui SpA                             532,000             264,017
 # Tod's Group SpA                                           23,400             971,657
 * Trevi-Finanziaria Industriale SpA                         30,000              41,140
 * Tripcovich (D.) & Co. SpA Navigazione
     Rimorchi e Salvataggi Trieste                          113,898                   0
 * Unione Manifatture SpA (In Liquidation)                  156,000                   0
 * Unipar (Unione Nazionale di
     Participazione SpA) (In Liquidation)                                     539,000 0
 * Vemer Siber Group SpA                                     46,000              50,785
 * Viaggi del Ve                                             23,000              55,968
   Vianini Industria SpA                                     52,520             154,245
   Vianini Lavori SpA                                       180,752           1,115,860
   Vittoria Assicurazioni SpA                                51,500             305,585
   Zucchi (Vincenzo) SpA                                    144,375             756,167
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $37,718,211)                                                        43,360,556
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Tecnodiffusione Italia SpA
     Warrants 11/15/04
     (Cost $0)                                                1,332                 283
                                                                      -----------------
TOTAL  ITALY
   (Cost $37,718,211)                                                        43,360,839
                                                                      -----------------

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
                                                             SHARES              VALUE+
                                                             ------              ------
SWITZERLAND -- (8.8%)
COMMON STOCKS -- (8.8%)
 * A. Hiestad Holding AG                                        190   $          66,874
 * AFG Arbonia-Forster Holding AG                             2,610             300,831
 * Accumulatoren-Fabrik Oerlikon,
     Zuerich                                                     30              13,344
 * Actelion, Ltd.                                             4,400             421,205
 * Agie Charmilles Holding AG                                 3,000             148,524
 * Allreal Holding AG                                         3,657             254,320
   Also Holding AG                                              268              63,024
 * Amazys Holding AG                                          1,183              36,147
 * Ascom Holding AG                                           7,700              72,073
   BHB Beteiligungs und
     Finanzgesellschaft                                         150               5,095
   BVZ (Brig Visp Zermatt) Holding AG                           370              73,987
   Bachem AG                                                  3,059             143,163
   Bank Coop AG                                               5,881           1,046,344
   Bank Sarasin & Cie Series B, Basel                           274             415,434
 * Banque Cantonale de Geneve                                 1,344             165,827
   Banque Cantonale du Jura                                     450              73,102
 * Banque Cantonale Vaudoise                                    600              63,123
   Banque Privee Edmond de
     Rothschild SA, Geneve                                      120           1,141,779
   Barry Callebaut AG                                         2,326             420,588
   Basellandschaftliche Kantonalbank                            600             377,808
   Basler Kantonalbank                                        5,250             332,613
 * Batigroup Holding AG                                       2,902              25,704
   Belimo Holdings                                              240              91,714
 * Berna Biotech                                             13,727             138,043
 * Berner Kantonalbank                                        2,315             266,381
   Bobst Group SA                                            18,200             612,430
   Bossard Holding AG                                         6,350             265,255
   Bucher Industries AG,
     Niederweningen                                           3,355             456,773
   Caisse d'Epargne Cantonale
     Vaudoise, Lausanne                                         427             278,122
 * Calida Holding AG                                            396              67,699
 * Carlo Gavazzi Holding AG                                     910              38,717
 * Charles Voegele Holding AG                                 3,960             240,776
   Cie Financiere Tradition                                   5,202             482,889
   Conzzeta Holdings AG                                       1,415           1,061,753
 * Crossair AG, Basel                                        13,517             106,654
   Daetwyler Holding AG, Atldorf                                348             531,400
   EGL (Elektrizitaets-Gesellschaft
     Laufenberg) AG, Laufenberg                               8,390           3,920,075
 * ESEC Holding AG                                              921             138,572
   Edipresse SA, Lausanne                                       694             319,427
 * Eichhof Holding AG                                           188             111,835
   Energie Electrique du Simplon SA                             350              33,437
   Energiedienst Holding AG                                   8,265           2,141,821
   Escor Casino & Entertainment AG                              744              16,978
   Feintol International Holding AG                             110              18,975
 * Fischer (Georg) AG, Schaffhausen                           1,552             265,326
 * Flughafen Zuerich AG                                       1,842              93,972
 * Forbo Holding AG, Eglisau                                  1,100             306,331
   Fuchs Petrolub AG Oel & Chemie
      Non-Voting                                              6,003             377,300
   Galenica Holding, Ltd. AG, Bern                            4,290             580,752
   Geberit AG                                                   870             379,572
   Generale d'Affichage, Geneve                                 290             135,722
 * Generali (Switzerland) Holdings,
     Adliswil                                                 1,670   $         213,155
 * Golay-Buchel Holding SA, Lausanne                             40              32,490
   Gornergrat Monte Rasa-Bahnen
      Zermatt                                                    70              47,110
   Gurit-Heberlein AG                                         1,125             730,147
 * HPI Holding SA                                             6,000              10,722
   Helvetia Patria Holding                                    2,831             431,421
 * Industrieholding Cham AG, Cham                               864             151,049
 * Interroll-Holding SA                                         320              32,180
   Jelmoli Holding AG                                         1,521           1,423,673
 # Jelmoli Holding AG, Zuerich (Namen)                        2,835             521,946
   Kaba Holding AG                                            1,340             253,961
 * Kardex AG, Zuerich                                         1,039             122,167
 * Kardex AG, Zuerich (Participating)                           610              72,668
 * Komax Holding AG                                           1,100              75,094
 * Kudelski SA                                               13,000             416,834
   Kuoni Reisen Holding AG                                    1,350             438,610
 * Leica Geosystems Holdings AG                               1,057             165,575
 * Lem Holdings AG, Lyss                                        270              49,918
   Luzerner Kantonalbank AG                                   3,200             465,375
 * Maag Holding AG, Zuerich                                     922             123,210
 * Micronas Semi                                             12,202             556,902
 * Mikron Holding AG, Biel                                    2,652              36,516
 * Mobilezone Holding AG                                     13,349              25,403
 * Moevenpick-Holding, Zuerich                                1,320             714,772
   Nobel Biocare Holding AG                                  45,460           4,263,897
   Orell Fuessli Graphische Betriebe AG,
     Zuerich                                                    240             258,803
   Oz Holding AG                                              4,400             268,890
   PSP Swiss Property AG                                      3,442             477,272
 * Parco Industriale e Immobiliare SA                           600               1,624
 * Phoenix Mecano AG, Stein am Rhein                          2,749             816,585
   Phonak Holding AG                                         29,137             637,862
 * Publicitas Holding SA, Lausanne                            1,115             301,883
*# Reg Real Estate Group                                      8,010             481,448
   Rieters Holdings AG                                        2,056             439,758
   Roche Holding AG Genusschein                                 800              72,096
   SAIA-Burgess Electronics AG                                  274              96,440
 * SIA Abrasives Holding AG                                     337              59,698
   Sarna Kunststoff Holding AG                                1,760             159,292
 * Saurer AG                                                  6,943             308,824
 * Schaffner Holding AG                                         300              44,789
 * Schweiter Technology AG                                      500              67,687
   Schweizerhall Holding AG, Basel                              140             178,693
   Schweizerische National Versicherungs
     Gesellschaft                                               472             197,166
   Siegfried Holding AG                                       8,560           1,021,397
   Sig Holding AG                                             3,000             404,380
 * Sihl                                                         150                 451
   Sika Finanz AG, Baar                                         925             375,661
   Sopracenerina                                              2,409             316,797
 * St. Galler Kantonalbank                                    1,596             289,515
   Sulzer AG, Winterthur                                      1,637             409,655
 * Swiss Prime Site AG                                        1,492             264,302
 * Swisslog Holding AG                                        6,810              35,243
   Tamedia AG                                                 4,500             310,160
   Tecan Group AG                                             5,859             228,655
 * Temenos Group AG                                          24,359             169,400
 * UMS Schweizerische Metallwerke
     Holding AG, Bern                                         2,560              71,093

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
                                                             SHARES              VALUE+
                                                             ------              ------
   Unaxis Holding AG                                          1,000   $         137,694
   Unilabs SA                                                 2,700              55,348
   Valiant Holding AG                                         6,278             433,436
   Valora Holding AG                                          1,857             441,007
 * Vaudoise Assurances Holding,
     Lausanne                                                    45              56,741
   Villars Holding SA, Fribourg                                 150              30,169
 * Von Roll Holding AG                                       23,024              18,167
*# Von Roll Holding AG, Gerlafingen                          23,024              20,482
   Vontobel Holdings AG                                      29,250             643,730
 * Walliser Kantonalbank                                        150              32,606
   Wmh Walter Meier Holding Ag,
     Zuerich                                                  1,000              51,829
   Zehnder Holding AG                                           193             142,430
   Zschokke Holding SA, Geneve                                  230              79,886
 * Zueblin Holding AG                                        10,093              71,127
   Zuger Kantonalbank                                           545           1,079,275
 * Zuger Kantonalbank New Shares                                 45              87,374
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $26,142,712)                                                        42,661,225
                                                                      -----------------
PREFERRED STOCKS -- (0.0%)
   Fuchs Petrolub AG Oel & Chemie
     7.29% Non-Voting
     (Cost $266,229)                                          6,003             292,553
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $18,285)                                                              18,554
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Fuchs Petrolub AG Oel & Chemie
     Preferred Rights 12/11/03                                6,003                   0
 * Fuchs Petrolub AG Oel & Chemie
     Rights 12/15/03                                          6,003                   0
                                                                      -----------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                          0
                                                                      -----------------
TOTAL -- SWITZERLAND
   (Cost $26,427,226)                                                        42,972,332
                                                                      -----------------
GREECE -- (6.9%)
COMMON STOCKS -- (6.9%)
 * A. Cambas Holding & Real Estate SA                        36,750             103,084
 * AS Co. S.A.                                               25,370              50,179
   Aegek                                                     99,835             238,153
 * Agrotiki Insurance S.A.                                   34,455             235,422
   Aktor Technical Co. S.A.                                 130,640             798,667
   Alco Hellas ABEE S.A.                                     38,730              75,211
 * Alfa Alfa Energy S.A.                                      3,810              33,431
   Alfa-Beta Vassilopoulos S.A.                              12,732             205,429
   Alisida S.A.                                               2,160               8,286
 * Allatini Industrial & Commercial Co.                      15,370              35,006
   Alpha Leasing                                             49,481             323,855
 * Alte Technological Co. S.A.                               85,048             114,183
 * Altec Information & Communication
     Systems S.A.                                            80,278              77,947
   Alumil Milonas S.A.                                       27,516             136,554
 * Aluminum of Attica S.A.                                  104,982             128,361
 * Anek Lines S.A.                                           60,821              96,967
   Arcadia Metal Industry C. Rokas S.A.                      22,389             132,044
 * Aspis Bank                                                45,604             164,000
 * Aspis Pronia General Insurance S.A.                       48,640   $          87,459
 * Astir Palace Vouliagmenis S.A.                            44,370             405,288
   Athens Medical Center S.A.                               104,974             212,661
   Athens Water Supply & Sewage
     Co.S.A.                                                 53,245             404,657
 * Atlantic Super Market S.A.                                13,640              22,237
   Attica Enterprises S.A. Holdings                         130,214             540,074
   Attica Publications S.A.                                  16,674              87,945
   Atti-Kat S.A.                                             88,984             123,734
   Autohellas S.A.                                           22,490             194,107
   Babis Vovos S.A.                                          42,412             859,201
 * Balafas Construction Holdings S.A.                        15,200              24,051
 * Bank of Attica S.A.                                      105,221             456,594
 * Bank of Greece                                             2,366             281,349
   Bank of Piraeus S.A.                                     163,829           1,673,207
   Benrubi S.A.                                               9,221             112,966
 * Betanet S.A.                                              11,220              57,834
 * Bitros Holdings S.A.                                      19,302              69,182
 * Byte Computers S.A.                                       17,230              69,398
   Chipita S.A.                                              46,325             207,686
   Commercial Bank of Greece                                  1,960              41,304
 * Compucon Computer Applications S.A.                       11,260              22,001
 * Computer Peripherals International S.A.                    9,110              22,496
 * Cyclon Hellas S.A.                                        18,131              25,212
 * Daios Plastics S.A.                                       16,350              64,285
   Delta Holdings S.A.                                       33,747             242,720
   Dionic SA                                                 12,948              15,987
 * Domiki Krittis S.A.                                       11,820              63,193
   Edrassi C. Psallidas S.A.                                 15,554              37,849
   Egnatia Bank S.A.                                        106,477             351,001
   El. D. Mouzakis S.A.                                      31,653              59,191
   Elais Oleaginous Production S.A.                          16,707             303,611
 * Elbisco Holding S.A.                                      56,000             441,706
   Elektrak SA.                                              14,040              35,680
 * Elektroniki of Athens S.A.                                21,560              82,702
 * Elgeka S.A.                                               18,590             128,803
   Elmec Sport S.A.                                          64,256             181,009
 * Elton S.A.                                                 9,320              94,963
 * Etba Leasing S.A.                                         17,297              43,127
 * Ethniki General Insurance Co. S.A.                        71,719             476,281
 * Etma Rayon S.A.                                           11,242              19,540
 * Euro Reliance General Insurance                           14,830              40,887
 * Eurodrip S.A.                                             11,620              68,810
 * Euromedica S.A.                                           33,300              83,028
 * Europaiki Techniki                                        32,750              34,940
   Everest S.A.                                              30,730             116,404
 * Evrofarma S.A.                                             9,500              26,078
 * F.G. Europe SA Common Registered
     Shares                                                   4,536              20,118
 * Fanco S.A.                                                10,110              31,025
 * Forthnet S.A.                                             17,510             107,887
   Fourlis S.A.                                              56,610             166,257
   Frigoglass S.A.                                           49,990             212,132
 * G.Polyhronos S.A.                                         10,580              22,321
 * Galaxidi Fish S.A.                                        12,940              18,924
   General Construction Co. S.A.                             34,649             297,388
   General Commercial and Industry                           24,060              27,111
 * General Hellenic Bank                                     31,139             217,990
   Germanos S.A.                                             49,650           1,176,049
 * Gianoussis S.A.                                           13,604              96,540
   Gnomon Construction S.A.                                  23,297              21,504

                                                             SHARES              VALUE+
                                                             ------              ------
   Goody's S.A.                                              17,740   $         266,668
   Halkor S.A.                                              121,226             273,195
   Hatziioannou S.A.                                         44,200             115,504
   Hellas Can Packaging Manufacturers S.A.                   27,902             189,309
   Hellenic Cables S.A.                                      26,908              46,125
   Hellenic Duty Free Shops S.A.                             65,840           1,163,340
   Hellenic Fabrics S.A.                                     17,110              58,659
   Hellenic Sugar Industry S.A.                              35,750             228,843
   Hellenic Technodomiki S.A.                               124,106             731,943
   Heracles General Cement Co.                               71,083             628,842
   Hermes Real Estate S.A.                                   23,136             124,247
 * Hippotour S.A.                                            12,155              25,936
   Hyatt Regency S.A.                                       105,000             964,134
 * Iaso S.A.                                                 49,300             301,395
 * Iktinos Hellas S.A.                                        6,500              23,375
   Inform P. Lykos S.A.                                      20,610             110,188
 * Informatics SA                                            18,890              43,023
 * Intersat S.A.                                             19,392               7,206
   Intertech S.A.                                            12,236              48,990
 * Intracom Constructions S.A.                               30,520              73,902
   Intracom S.A.                                            161,516           1,041,639
 * Ionian Hotel Enterprises                                  16,754             249,436
 * J Boutaris & Son Holding S.A.                             28,150              46,229
   J&P-Avax S.A.                                             91,496             541,812
   Kalpinis Simos Steel Service Center                       12,432              45,602
   Karelia Tobacco Co., Inc. S.A.                             2,160             137,282
   Kathimerini S.A.                                          21,240             188,411
   Katselis Sons S.A.                                         9,000              80,051
 * Kego S.A.                                                 21,670              48,576
 * Kekrops S.A.                                               2,244              69,347
 * Keramia-Allatini S.A. Industrielle
     Commerciale & Technique                                 10,368              38,777
 * Klonatex Group S.A. Bearer Shares                         20,351              86,847
 * Kordellou Brothers S.A.                                   12,300              24,770
 * Kotsovolos SA.                                             2,872              12,256
 * Lambrakis Press S.A.                                      94,120             595,710
 * Lampsa Hotel Co.                                          19,051             157,575
   Lavipharm S.A.                                            39,294              75,364
 * Lazarides Vineyards S.A.                                  16,660              54,720
   Light Metals Industry                                     37,502             111,937
 * Logic Dis S.A.                                            77,230              78,691
   Loulis Mills S.A.                                         15,382              58,267
 * MLS Multimedia S.A.                                        8,300              37,410
   Mailis (M.J.) S.A.                                        90,804             333,078
 * Maritime Company of Lesvos S.A.                           30,753              25,436
 * Maxim Knitwear Factory C.M.                               16,360              20,003
 * Medicon Hellas S.A.                                        2,600              23,811
   Mesochoritis Bros. Construction Co.                       23,700              22,160
   Metka S.A.                                                36,270             195,650
   Michaniki S.A.                                            98,065             315,042
   Minerva Knitwear                                           5,140              19,717
 * Minoan Lines S.A.                                         77,309             164,957
   Mochlos S.A.                                              46,265              44,368
 * Motor Oil (Hellas) Corinth
     Refineries S.A.                                        138,470           1,161,912
   Mytilineos Holdings S.A.                                  47,000             299,729
 * N. Levederis S.A.                                          8,355               7,812
   N.B.G. Real Estate Development Co.                       122,710             770,780
 * Naoussa Spinning Mills S.A.                               21,832              91,074
 * Naytemporiki S.A.                                         26,080             152,562
 * Neorion-Syro's Shipyards S.A.                             27,210   $         116,770
 * Nexans Hellas S.A.                                         3,003              10,475
   Nikas S.A.                                                25,287             203,698
   Notos Com.Holdings S.A.                                   85,974             358,646
 * O. Daring Sain                                             7,760               4,093
   Pantechniki S.A.                                          50,460             123,395
 * Pegasus Publishing & Printing S.A.                        58,590             176,988
 * Persefs S.A. Health Care                                  19,660             102,280
 * Persefs S.A. Health Care New Shares                        3,932              20,456
   Petros Petropoulos SA                                      7,360              52,936
 * Petzetakis S.A.                                           22,560              67,879
 * Pilias S.A.                                              103,584              52,151
 * Pipeworks L. Girakian Profil S.A.                         11,730              18,279
 * Promota Hellas S.A.                                       26,580              53,528
 * Proodeftiki Technical Co.                                 32,257              32,867
   Rilken S.A.                                                1,982              18,627
 * Sanyo Hellas S.A.                                         59,251             128,556
   Sarantis S.A.                                             43,940             166,443
 * Sato S.A.                                                 28,850              35,275
   Selected Textile Industry Assoc. S.A.                     44,649              63,691
   Sfakianakis S.A.                                          13,390              47,029
 * Sheet Steel S.A.                                          25,850              19,832
 * Shelman                                                   38,042              68,403
   Silver and Baryte Ores Mining Co. S.A.                    34,961             260,672
   Singular S.A.                                             54,600             149,881
   Spyroy Agricultural House S.A.                            22,258              33,352
 * Stabilton S.A.                                            27,530               2,640
   Strintzis Shipping Lines S.A.                            131,240             209,236
   Technical Olympic S.A.                                   165,620             829,867
 * Technodomi M.Travlos Br. Com. &
     Constr. Co. S.A.                                        13,910              10,505
   Teletypos S.A. Mega Channel                               36,227             226,685
   Terna Tourist Technical &
     Maritime S.A.                                           57,450             512,368
 * Themeliodomi                                              37,422             106,315
   Thrace Plastics Co. S.A.                                  45,500              64,905
   Uncle Stathis S.A.                                        10,999              81,482
   Unisystems S.A.                                           41,820              97,755
 * Vardas S.A.                                               13,780              54,511
 * Varvaressos S.A. European
     Spinning Mills                                           7,200              15,535
   Veterin                                                   18,984              88,296
   Viohalco                                                 249,335           1,309,112
   Vioter S.A.                                               61,470             103,160
 * Vis Container Manufacturing Co.                            4,259              16,235
   Zampa S.A.                                                   830              11,740
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $30,722,465)                                                        33,364,636
                                                                      -----------------
PREFERRED STOCKS -- (0.0%)
  Egnatia Bank S.A.
     (Cost $8,591)                                            3,196               9,961
                                                                      -----------------
TOTAL  GREECE
   (Cost $30,731,056)                                                        33,374,597
                                                                      -----------------
SWEDEN -- (6.3%)
COMMON STOCKS -- (6.3%)
 * ADCore AB                                                     50                 107
 * Active Biotech AB Series A                                 4,160              27,803
 * Active Biotech AB Series B                                20,080             150,146

                                                             SHARES              VALUE+
                                                             ------              ------
   Addtech AB Series B                                       12,800   $          65,219
 * Alfaskop AB                                                3,200                 339
   Angpannefoereningen AB Series B                           10,800             165,800
*# Anoto Group AB                                            83,833             184,173
   Axfood AB                                                 49,500           1,100,569
*# Axis AB                                                   42,700              88,722
 * B & N Bylock & Nordsjoefrakt AB
     Series B                                                41,800              69,150
   Beiger Electronics AB                                     11,700             109,938
   Beijer AB Series B                                        11,700             120,003
   Beijer Alma AB Series B                                   10,400              89,464
   Bergman & Beving AB Series B                              36,200             221,337
 # Biacore International AB                                   7,850             180,249
   Bilia AB Series A                                        116,725           1,421,198
   Billerud AB                                               38,800             575,112
 * Boliden AB                                                53,200             239,383
 * Bong Ljungdahl AB                                          9,000              28,586
 * Boras Waefveri AB Series B                                 8,600              40,860
 * Boss Media AB                                             25,500              72,557
 * Capio AB                                                  48,100             350,115
   Capona AB                                                 19,000             143,328
   Carbo AB                                                  27,800             702,718
   Castellum AB                                              39,900             844,881
   Cloetta AB Series B                                       15,600             355,104
 * Concordia Maritime AB Series B                            37,300              72,072
 * Connecta AB                                                  250                 208
   D. Carnegie & Co. AB                                      62,000             562,063
 * Digital Illusions AB Series A                              5,000              30,638
 * Doro Telefoni AB Series A                                  2,900               3,493
   Drott Series AB                                           85,400           1,497,534
 * Duroc AB Series B                                          2,700               4,645
 * Elekta AB                                                 24,800             466,061
 * Enea Data AB Series B                                    440,000             142,666
   Eniro AB                                                  51,300             458,273
   Fagerhult AB                                               2,900              37,612
 * Fagerlid Industrier AB                                     8,600                   0
*# Finnveden AB                                              57,000             338,707
 * Frontec AB Series B                                       18,200              13,007
   Getinge AB                                               176,604           1,659,441
   Geveko AB Series B                                         8,300             157,079
 * Glocalnet AB                                             129,100              80,131
   Gorthon Lines AB Series B                                 41,800             106,767
   Gunnebo AB                                                17,100             423,195
   HL Display AB Series B                                     4,200              58,363
   Haldex AB                                                 39,000             505,817
   Heba Fastighets AB Series B                                4,300              51,217
   Hexagon AB Series B                                        3,572              92,183
 * Hiq International AB                                      21,500              36,990
   Hoganas AB Series B                                       31,700             656,563
 * IBS AB Series B                                           65,200             114,763
 * Industrial & Financial Systems AB
     Series B                                                29,700              30,462
 * Industrifoervaltnings AB Skandigen                        21,400              55,227
 * Intentia International AB Series B                        75,420              69,370
 * Intrum Justitia AB                                        52,600             263,136
   Karlshamns AB                                             14,900             182,403
   Kinnevik Industrifoervaltnings AB
     Series B                                                44,400           1,325,050
   Klippans Finpappersbruk AB                                 5,800              13,279
 * Klovern AB B Shares                                       23,226              50,410
   Kungsleden AB                                             17,600             449,545
 * LGP Allgon Holding AB                                     41,280   $         244,749
   Lagercrantz Group AB Series B                             12,800              38,962
   Lindex AB                                                 16,100             485,807
   Ljungberg Gruppen AB Series B                              3,800              50,291
 * Lundin Petroleum AB                                      154,000             468,761
 * Mandator AB                                                6,840               1,530
 * Meda AB Series A                                           6,625             114,858
*# Medivir Series B                                           4,900              68,739
*# Micronic Laser Systems AB                                 27,200             269,981
*# Modern Times Group AB Series B                            41,100             824,057
   NCC AB Series B                                           38,200             272,998
 * Net Insight AB Series B                                  111,400              19,903
   New Wave Group AB Series B                                 9,000             172,113
   Nibe Industrier AB                                        12,200             196,980
   Nolato AB Series B                                        42,840             273,842
   OEM International AB Series B                              7,100              87,386
 # OMHEX AB                                                  78,100             878,563
   Observer AB                                              137,856             611,186
   Orc Software AB                                           10,500             126,454
 * Ortivus AB                                                 5,900              24,596
   PEAB AB Series B                                          62,600             339,673
   Pandox Hotelfastigheter AB                                20,100             289,952
 * Partnertech AB                                             3,800              17,350
 * Pergo AB                                                  43,300              87,103
   Poolia AB Series B                                        18,150              55,727
 * Prevas AB Series B                                        16,000              19,693
 * Pricer AB Series B                                        91,000               6,744
 * Proact It Group AB                                        15,000              48,438
   Proffice AB                                               72,800             202,327
 * Protect Data AB                                            6,500              23,226
 * PyroSequencing AB                                         21,500              33,860
*# Q-Med AB                                                  20,000             423,499
 * Readsoft AB Series B                                      17,800              27,797
   Rottneros Bruk AB                                        366,600             409,970
   SSAB Swedish Steel Series A                               60,300             993,550
   SSAB Swedish Steel Series B                               17,100             270,437
   Sardus AB                                                  5,700              75,813
 * Scribona AB Series A                                      40,100              71,113
 * Scribona AB Series B                                      31,700              57,056
 * Semcon AB                                                 18,300              39,235
 * Sigma AB Series B                                         25,800              13,214
 * Skistar AB                                                 5,600             138,590
 * Song Network Holding                                      43,845             356,860
   Sweco AB Series B                                         23,450             204,828
 * Switchcore AB                                             72,020              37,363
   TV 4 AB Series A                                           7,000             134,329
 # Teleca AB Series B                                        41,200             212,104
 * Telelogic AB                                             162,400             270,807
 * Ticket Travel Group AB                                     4,500               5,777
   Trelleborg AB Series B                                    75,400           1,167,509
 * WM-Data AB Series B                                      275,800             558,455
   Wallenstam Byggnads AB Series B                           16,700             363,568
 * Wedins Norden AB Series B                                280,000              72,260
 * Westergyllen AB Series B                                   4,300              29,877
   Whilborg Fastigheter AB Class B                           57,960             690,357
 * Wilh. Sonesson AB Series A                                 4,160               8,809
 * Wilh. Sonesson AB Series B                                 4,160               8,919
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $21,256,079)                                                        30,353,176
                                                                      -----------------

                                                             SHARES              VALUE+
                                                             ------              ------
RIGHTS/WARRANTS -- (0.0%)
 * Pricer AB Rights 12/09/03
     (Cost $0)                                               91,000   $             602
                                                                      -----------------
TOTAL -- SWEDEN
   (Cost $21,256,079)                                                        30,353,778
                                                                      -----------------
NETHERLANDS -- (5.8%)
COMMON STOCKS -- (5.8%)
 * AFC Ajax NV                                               10,787              65,300
   AM NV                                                     63,300             469,693
*# ASM International NV                                      35,850             678,994
   Aalberts Industries NV                                    25,910             661,556
   Accell Group NV                                            5,010             135,126
 * Airspray NV                                                3,800              83,815
   Arcadis NV                                                14,000             152,717
 * Atag Group NV                                              4,630               1,609
   Athlon Groep NV                                           34,250             574,788
   Batenburg Beheer NV                                        3,000             100,333
 * Begemann Groep NV                                         11,909              57,102
 * Begemann Groep NV Series B                                13,451               9,352
 * Beter Bed Holding NV                                       4,900              48,165
   Boskalis Westminster NV                                   51,300           1,271,708
 * Brunel International NV                                   12,000              78,397
   Buhrmann NV                                               99,080             752,999
 * Copaco NV                                                  7,000              26,432
 * Crucell NV                                                26,050             129,279
   Delft Instruments NV                                      13,336             229,402
*# Draka Holding NV                                          14,287             257,920
 * Econosto NV                                               17,305              28,004
   Eriks Group NV                                             9,032             303,044
 * Exact Holding NV                                          16,800             427,945
   Fornix Biosciences NV                                      2,531              40,534
 * Fox Kids Europe NV                                        56,900             402,424
   Gamma Holding NV                                          15,705             652,320
   Gemeenschappeljk Bezit Crown van
     Gelder NV                                               12,000             194,193
*# Getronics NV                                             240,180             495,205
   Grolsche NV                                               32,100             875,399
   Grontmij NV                                                2,053              51,951
 # Hagemeyer NV                                              75,500             208,158
   Heijmans NV                                               15,477             320,033
   ICT Automatisering NV                                      5,800              80,094
 # Imtech NV                                                 28,645             631,809
 * Ispat International NV                                    65,245             453,622
   KLM (Koninklijke Luchtvaart Mij) NV                       24,800             392,117
   Kas Bank NV                                               42,888             797,897
 * Kendrion NV                                               21,454             106,213
   Koninklijke Bam NV                                        25,037             655,472
   Koninklijke Frans Maas Groep NV                           12,349             373,777
   Koninklijke Nedlloyd NV                                   23,472             777,973
 # Koninklijke Ten Cate NV                                   11,088             470,119
   Koninklijke Vendex KBB NV                                 68,200             884,568
 # Koninklijke Vopak NV                                      43,400             780,370
*# Laurus NV                                                416,097             673,361
   MacIntosh NV                                              15,590             271,912
 * Maverix Capital NV                                         1,500              68,327
 * NH Hoteles                                                21,703             254,956
 # NV Holdingsmij de Telegraaf                               38,050             812,796
   Nederlandsche Apparatenfabriek                            14,000             322,217
 * New Skies Satellites NV                                   94,650             654,660
   Nutreco Holding NV                                        24,583             670,403
   Oce NV                                                    60,200   $         860,186
   Opg Groep NV Series A                                     10,100             385,733
*# Petroplus International NV                                22,363             173,442
 * Pinkroccade NV                                            16,700             200,587
   Randstad Holdings NV                                      42,700             852,239
   Reesink NV                                                 2,050             119,183
   Roto Smeets de Boer NV                                     2,640              82,597
   Rubber Cultuur Maatschappij
     Amsterdam NV                                            40,800             110,043
 * SNT Groep NV                                               9,400             141,977
 * Samas-Groep NV, Zaandam                                   24,184             127,846
 * Scala Business Solutions NV                               12,100              44,674
 * Semiconductor Industries NV                               21,900             161,188
   Sligro Food Group Beheer                                  14,528             426,669
   Smit Internationale NV                                    20,578             604,103
   Stern Groep NV                                             1,236              43,560
   Stork NV                                                  22,700             440,003
 * Textielgroep Twenthe NV                                    1,000               2,997
 * Tulip Computers NV                                        53,860              17,432
   Twentsche Kabel Holding NV                                18,244             413,334
   United Services Group NV                                  15,565             314,390
   Univar NV                                                  7,050             111,976
   Van Der Mollen Holding NV                                 57,660             411,255
   Vedior NV                                                 74,880           1,133,675
 * Versatel Telecom International NV                        336,600             685,934
 * Wegener Arcade NV                                         70,830             596,887
                                                                      -----------------
TOTAL -- NETHERLANDS
   (Cost $19,502,763)                                                        28,378,470
                                                                      -----------------
SPAIN -- (5.4%)
COMMON STOCKS -- (5.4%)
 # Abengoa SA                                                56,900             402,424
   Adolfo Dominguez SA                                        3,700              64,400
   Aldeasa SA                                                13,200             307,128
 * Amper SA                                                  56,800             260,775
 * Avanzit SA                                                17,275              54,669
*# Azkoyen SA                                                52,500             257,396
   Banco de Andalucia                                         9,800             822,325
   Banco de Credito Balear SA                                35,424             721,882
   Banco de Valencia SA                                     188,053           3,345,288
   Banco Guipuzcoano SA                                      21,194             495,412
   Banco Pastor SA                                           34,300           1,008,170
 * Baron de Ley SA                                            4,200             188,195
   CAF (Construcciones y Auxiliar de
     Ferrocarriles SA)                                        7,500             543,921
   Campofrio Alimentacion SA                                 92,800           1,007,849
   Cementos Portland SA                                      16,881             910,605
   Compania de Distribucion Integral
     Logista SA                                              29,600             830,285
   Cortefiel SA                                              49,200             415,790
 * Dogi International Fabrics SA                              4,000              17,981
   Elecnor SA                                                18,300             743,653
 * Ercros SA                                                100,518              44,583
 * Espanola del Zinc SA                                      29,250              52,945
 *  Estacionamientos Urbanos SA                               4,200                   0
 # Europistas Concesionaria
     Espanola SA                                            174,940           1,042,233
   Faes Farma SA                                             27,111             384,784
   Funespana SA                                               4,500              27,511
   Grupo Empresarial Ence SA                                 16,040             324,945
*# Grupo Picking Pack SA                                    145,775              83,877

                                                             SHARES              VALUE+
                                                             ------              ------
   Hullas del Coto Cortes                                     8,666   $         105,959
   Iberpapel Gestion SA                                       6,700             122,881
   Inbesos SA                                                 8,050              31,941
 * Indo Internacional SA                                     33,600             149,025
   Indra Sistemas SA                                         75,200             905,948
   Inmobiliaria Colonial SA ICSA                             35,200             754,448
   Inmobiliaria del Sur SA                                      331              54,755
 * Inmobiliaria del Sur SA Issue 2003                                          47 7,775
   Inmobiliaria Urbis SA                                     80,282             731,394
 * LSB (La Seda de Barcelona SA)
     Series B                                                25,200              54,676
   Lingotes Especiales SA                                    22,080             126,781
 * Mecalux SA                                                 9,500              39,288
   Metrovacesa SA                                            14,187             432,144
 * Nicolas Correa SA                                         15,750              53,808
   Obrascon Huarte Lain SA                                   53,992             345,613
 * Parques Reunidos SA                                       15,300             114,078
   Pescanova SA                                              26,443             405,416
   Prosegur Cia de Seguridad SA                              38,800             637,194
   Recoletos Grupo de
     Comunicacion SA                                         82,300             695,518
 * SOS Cuetara SA                                            10,400             263,671
 * Sogecable SA                                              34,600           1,032,749
 # Sol Melia SA                                             112,700             801,121
   Tavex Algodonera SA                                       31,944             125,215
 * Tecnocom Telecomunicaciones y
     Energia SA                                               6,300              33,757
*# Tele Pizza SA                                            122,900             206,253
   Transportes Azkar, SA                                     26,700             162,910
   Tubacex SA                                                73,130             125,358
   Unipapel SA                                               34,946             627,103
 * Unipapel SA Shares Issue                                   6,989             125,417
 # Uralita SA                                               112,831             988,702
   Vidrala SA, Alava                                         47,040             670,453
   Viscofan Industria Navarra de
     Envolturas Celulosicas SA                               97,492             816,894
                                                                      -----------------
TOTAL -- SPAIN
   (Cost $14,981,913)                                                        26,107,271
                                                                      -----------------
FINLAND -- (4.8%)
COMMON STOCKS -- (4.8%)
   Alandsbanken AB Series B                                   1,700              39,534
 * Aldata Solutions Oyj                                      56,965             132,474
   Alma Media Oyj                                             7,797             261,233
 * Amanda Capital Oyj                                        51,210              11,050
   Amer-Yhtymae Oyj Series A                                 22,120             925,401
 * Aspo P.L.C.                                                7,050             117,892
   Aspocomp Group P.L.C.                                     12,738             157,274
 * Basware Oyj                                                7,050              46,481
 * Benefon Oy                                                 1,900                 934
 * Biotie Therapies Oyj                                      39,754              38,600
   Capman Oyj Series B                                       12,485              27,238
*# Comptel Oyj                                               92,066             257,143
   Elcoteq Network Corp.                                     16,210             322,560
 * Elektrobit Group Oyj                                     571,957             377,090
 * Elisa Communications Corp.                                74,525           1,022,885
 * Eq Online Oyj                                              7,100              18,384
 * Evox Rifa Group Oyj                                       51,210               8,594
*# F-Secure Oyj                                             124,968             212,719
   Finnair Oyj                                               77,910             501,518
   Finnlines Oyj                                             30,280           1,041,372
 # Fiskars Oy AB Series A                                    32,370   $         422,950
   HK Ruokatalo Oy Series A                                  16,370             130,494
 # Huhtamaki Van Leer Oyj                                    92,100           1,017,911
   Ilkka-Yhtyma Oyj                                           1,890              67,968
 # J.W. Suominen Yhtyma Oy                                   11,970              95,419
   Jaakko Poyry Group Oyj                                    12,500             329,649
   KCI Konecranes International Oyj                          13,800             443,998
   Kemira Oyj                                               118,400           1,298,650
   Kesko Oyj                                                 32,060             557,251
   Laennen Tehtaat Oy                                         3,930              55,166
   Lassila & Tikanoja Oyj                                    14,350             471,671
   Lemminkainen Oy                                           14,600             358,778
   Martela Oy                                                   530               8,675
   Metsaemarkka Oyj Series B                                    700               5,454
   New Kyro Corp. Oyj                                        36,470             349,740
   Nokian Renkaat Oyj                                         9,700             759,284
   Nordic Aluminium Oy                                        1,900              18,335
 * Okmetic Oyj                                                9,794              41,091
   Okobank Class A                                           33,440             709,110
   Olvi Oyj Series A                                          3,320              57,269
   Orion-Yhtyma Oyj Series A                                 20,590             459,080
   Orion-Yhtyma Oyj Series B                                 30,460             681,335
   Outokumpu Oyj Series A                                    21,100             282,018
   Oy Stockmann AB Series B                                  24,300             583,454
   PK Cables Oyj                                              4,760             128,669
 # Perlos P.L.C. Warrants 04/04/04                           47,791             361,489
   Pohjola Group P.L.C. Series D                             46,185           1,137,158
 * Polar Real Estate Corp. Series K                         154,810             142,892
   Ponsse Oyj                                                 6,300             136,313
 * Proha Oyj                                                 30,082              27,406
   Raisio Group P.L.C. Series V                             118,423             191,641
   Rakentajain Koneuvokrammo Oy                              10,260              70,965
 * Ramirent Oyj                                               5,420              93,883
   Rapala VMC Oyj                                            30,970             197,502
 * Rautaruukki Oyj Series K                                 126,380             931,693
   Rocla Oy                                                   1,300              10,753
 * Saunalahti Group Oyj                                      92,364             117,362
 * Scanfil Oyj                                               55,249             390,747
   Sponda Oyj                                                71,121             549,891
   Stockmann Oyj AB                                          20,480             491,489
 * Stonesoft Corp.                                           49,279              40,169
 * Suominen Corp. Issue 2003 Shares                           5,985              42,687
 * Sysopen P.L.C.                                             7,720              39,330
   Talentum Oyj                                              18,300             103,541
 * Tecnomen Holding Oyj                                      36,470              53,773
   Teleste Corp. Oyi                                         11,499              81,326
   Uponor Oyj Series A                                       34,000             988,348
 * Vacon Oyj                                                 12,497             145,310
   Vaisala Oy Series A                                       12,650             356,351
   Viking Line AB                                             3,240              89,756
 # Wartsila Corp. Oyj Series B                               40,160             746,182
   Yit-Yhtymae Oyj                                           26,854             856,269
                                                                      -----------------
 TOTAL -- FINLAND
   (Cost $15,188,165)                                                        23,248,021
                                                                      -----------------
 NORWAY -- (4.2%)
 COMMON STOCKS -- (4.2%)
 * Aker Kvaerner ASA                                         67,930           1,124,959
   Aktiv Kapital ASA                                         48,017             436,298
   Arendals Fosse Kompani ASA                                   100               8,354
 * Avantor Financial Corp.                                   13,270             115,227

                                                             SHARES              VALUE+
                                                             ------              ------
 * Blom ASA                                                  18,367   $           3,311
 # Bonheur ASA                                                9,800             213,998
 * C. Tybring-Gjedde ASA                                  1,451,452              53,179
 * Choice Hotel Scandinavia ASA                              27,740              74,803
 * Corrocean ASA                                             19,321               8,070
 * DOF ASA                                                   97,006             181,972
   Den Norske Oljeselkapet                                   85,320             325,103
*# EDB Elektronisk Data Behandling ASA                      137,617             780,512
   Ekornes ASA                                               52,390             905,998
*# Eltek ASA                                                 40,842             298,080
 * Expert ASA                                                48,758             242,953
   Farstad Shipping ASA                                      60,790             512,267
 * Fjord Seafood ASA                                        629,483             302,590
*# Fred Olsen Energy ASA                                     91,600             322,184
   Ganger Rolf ASA                                            6,690             127,458
 * Gresvig ASA                                                4,590              16,884
 * Hafslund ASA                                              58,700             302,815
 * Home Invest ASA                                           15,077              11,048
 * Industrifinans Naeringseiendom ASA                         7,582              11,112
 * Kenor ASA                                                175,716             157,601
 # Kongsberg Gruppen ASA                                     45,600             681,650
 # Kverneland ASA                                            16,160             168,150
 * Merkantildata ASA                                        320,521             230,170
 * Natural ASA                                               10,143              63,622
*# Nera ASA                                                 187,753             398,980
 * Nordic VLSI ASA                                            5,000              52,759
*# Ocean Rig ASA                                             66,031             109,351
 # Odfjell ASA Series A                                      24,910             489,187
   Olav Thon Eiendomsselskap ASA                              8,320             347,508
 * P4 Radio Hele Norge ASA                                   32,200              17,932
*# Photocure ASA                                             26,690             176,018
   Prosafe ASA                                               51,530             977,972
 # Rieber and Son ASA Series A                               63,654             471,101
   Schibsted ASA                                             96,160           1,634,741
 * Sinvest ASA                                              270,349               3,566
 # Smedvig ASA Series A                                      83,580             563,452
 * Software Innovation ASA                                   13,423              40,327
   Solstad Offshore ASA                                      54,100             329,035
 * Steen and Stroem ASA                                      19,512             353,155
 * Storebrand ASA                                           183,330           1,120,382
 * Tandberg ASA Series A                                    200,080           1,451,461
*# Tandberg Data ASA                                         58,950             161,556
 * Tandberg Storage ASA                                      48,450              10,367
 * Tandberg Television ASA                                   76,230             318,396
 * Telecomputing ASA                                         44,963              74,461
*# Tgs-Nopec Geophysical Co. ASA                             34,410             403,433
   Tomra Systems ASA                                        271,280           1,538,599
 * Unit 4 Agresso NV                                          4,620              46,718
   Veidekke ASA                                              21,846             168,085
   Visma ASA                                                 47,393             475,775
   Wilhelmshaven (Wilhelm), Ltd. ASA                         28,000             718,113
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $17,368,700)                                                        20,132,798
                                                                      -----------------
BONDS -- (0.0%)
   Aker RGI Holding ASA
     ***4.660%, 12/05/03
      (Cost $297,547)                                         2,010             176,761
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
    (Cost $1,415)                                                                 1,423
                                                                      -----------------
TOTAL -- NORWAY
   (Cost $17,667,662)                                                 $      20,310,982
                                                                      -----------------
DENMARK -- (4.1%)
COMMON STOCKS -- (4.1%)
 # AS Dampskibsselsk Torm                                    19,830             466,467
   Aarhus Oliefabrik A.S. Aeries A                            4,350             220,072
 * Alm. Brand A.S.                                           24,360             525,930
 # Amagerbanken A.S.                                          2,394             235,288
   Ambu International A.S. Series B                             150              15,709
   Amtssparekassen Fyn A.S.                                   1,968             221,640
   Bang & Olufsen Holding A.S. Series B                      13,387             506,870
   Brodrene Hartmann A.S. Series B                            5,865             123,790
   Bryggerigruppen A.S.                                       6,015             334,349
   Christian Hansen Holding A.S. Series B                    10,030             555,911
*# Codan A.S.                                                43,400           1,363,546
   DFDS A.S., Copenhagen                                      8,710             252,602
   DSV, De Sammensluttede
     Vognmaend A.S.                                          22,630             886,005
   Dalhoff, Larsen & Hornemann A.S.
     Series B                                                 1,370              54,742
   Danware                                                    4,185              65,742
   DiskontoBanken A.S.                                          535              94,387
 # East Asiatic Co., Ltd.                                    22,723             867,680
   Edb Gruppen A.S.                                           3,230              62,450
 * FLS Industries                                            54,980             589,077
 * Fimiston Resources & Technology Ltd.                         400               3,512
   Fluegger A.S. Series B                                     2,338             108,865
 * Foras Holding A.S. Series A                                7,082              65,610
   Forstaedernes Bank                                         3,547             169,732
 * GN Great Nordic A.S.                                     210,980           1,339,316
 * Genmab A.S.                                               25,029             217,762
 * Glunz & Jensen A.S.                                        1,470              11,369
   H&H International A.S. Series B                            1,000             191,731
 * Harboes Bryggeri A.S.                                        260              51,107
   Hojgaard Holding A.S. Series B                             2,500              60,419
 * IC Co. A.S.                                                3,510              24,318
 * Incentive A.S.                                             3,575              10,656
 * Junckers (F.) Industrier A.S.                                860               8,175
 * Jyske Bank A.S.                                           37,760           1,794,732
   Kjobenhavns Sommer Tivoli A.S.                               190              41,633
   Koebenhavns Lufthavne                                      9,910           1,093,729
   Kompan A.S.                                                  230              25,384
   NKT Holding A.S.                                          27,245             502,618
 * NTR Holdings A.S.                                          1,130               6,918
*# Neg Micon A.S.                                            29,108             314,219
 * Neurosearch A.S.                                           7,710             207,451
   Per Aarsleff A.S. Series B                                 1,545              46,301
 * Pharmexa A.S.                                              3,235              16,679
*# RTX Telecom A.S.                                           8,400              78,497
   Radiometer A.S. Series B                                   9,188             618,789
   Ringkjobing Bank                                           1,670             100,362
 * Ringkjobing Landbobank                                     1,400             322,559
   Rockwool, Ltd.                                             3,820              93,552
 * SAS Danmark A.S.                                          34,300             339,872
   Sanistal A.S. Series B                                     1,786              86,327
   Satair A.S.                                                1,350              23,491
   Schouw & Co. A.S.                                         13,585             227,635
   Simcorp A.S.                                               5,240             195,869
   Sjaelso Gruppen A.S.                                       2,388             159,672
 * Sondagsavisen A.S.                                        21,165              85,252
   Spar Nord Holding                                          4,973             394,211
   Sydbank A.S.                                               8,172             979,596

                                                             SHARES              VALUE+
                                                             ------              ------
 * TK Development                                            12,478   $          34,177
   Thrane & Thrane A.S.                                       4,208             113,902
 * Topdanmark A.S.                                           28,300           1,431,732
   Treka A.S.                                                 8,498             134,180
   VT Holdings Shares B                                       3,130             132,631
   Vestas Wind Systems A.S.                                  27,377             412,423
   Vestjysk Bank A.S.                                         1,080             288,157
 * Wessel & Vett Magasin du Nord A.S
     Series C                                                 2,102              46,398
                                                                      -----------------
TOTAL -- DENMARK
   (Cost $14,772,800)                                                        20,053,777
                                                                      -----------------
BELGIUM -- (3.7%)
COMMON STOCKS -- (3.7%)
 * Abfin SA                                                   2,560                   0
   Ackermans & Van Haaren SA                                 24,280             520,980
 * Arinso International NV                                   10,630             152,272
   BMT NV                                                     2,040             194,409
   Banque Nationale de Belgique                                 710           3,045,216
   Barco (New) NV                                             8,970             711,282
   Bekaert SA                                                14,610             817,874
   Brantano NV                                                2,060              66,920
 * Brederode SA                                              12,180             228,643
   CFE (Compagnie Francois
     d'Entreprises)                                           2,080             501,163
   Carrieres Unies Porphyre                                      20              29,944
   Cie Martime Belge SA                                       5,320             315,034
   Cofinimmo SA                                               6,423             829,996
   Commerciale de Brasserie SA
     COBRHA                                                     115              96,497
 # D'Ieteren SA                                               3,830             815,382
   Deceuninck SA                                             63,700           1,947,148
 * Docpharma SA NV                                            2,950              94,594
 * Duvel Moorgat NV                                           3,870             101,178
 * EVS Broadcast Equipment SA                                 1,100              44,832
 * Exmar NV                                                   3,080             123,684
   Floridienne NV                                             2,033             118,195
   Glaces de Moustier-sur-Sambre SA                          13,370             405,642
   Immobel (Cie Immobiliere de
     Belgique SA)                                             4,600             182,518
 * Ion Beam Application SA                                   17,780              86,319
 * Ipso-Ilg SA                                                5,990              43,082
 * Kinepolis Group NV                                         5,020              90,264
   Melexis NV                                                33,050             369,238
   Metiers Automatiques Picanol                              16,120             390,333
 * Neuhaus NV                                                   544              20,222
   Nord-Sumatra Investissements SA                              650             153,497
   Omega Pharma SA                                           20,170             567,948
   Papeteries de Catala SA                                      315              35,872
 * Quick Restaurants SA                                      14,000             149,361
*# Real Software SA                                          10,280               8,996
   Recticel SA                                               20,220             185,422
   Resilux NV                                                 1,350             102,518
   Rosier SA                                                    655              72,785
   Roularta Media Groep                                       7,160             330,355
 * SIPEF (Societe Internationale de
     Plantations & de Finance), Anvers                        1,545             250,024
 * Sait Radioholland                                          7,313              45,585
   Sapec SA                                                   3,635             196,299
 * Sapec SA VVPR                                                 75                  70
   Sioen Industries                                          15,500             138,423
   Societe Belge Des Betons SA                                8,500   $         311,788
 * Solvus SA                                                 38,344             471,590
 * Solvus SA Interim Strip VVPR                              18,176                 218
   Spector Photo Group SA                                     3,688              52,830
 * Systemat SA                                                2,450              11,131
*# Telindus Group SA                                         28,800             249,258
   Ter Beke NV                                                2,281             139,449
   Tessenderlo Chemie                                        19,550             615,405
   UNIBRA                                                     1,600             133,298
 * Ubizen                                                    14,300              15,256
 * Umicore-Strip VVPR                                           456                 295
 # Union Miniere SA                                           9,586             640,047
   VPK Packaging Group SA                                     6,345             197,373
   Van de Velde NV                                            1,960             225,552
   Warehouses de Pauw Sicafi                                  4,998             188,664
                                                                      -----------------
TOTAL -- BELGIUM
   (Cost $12,202,800)                                                        17,832,170
                                                                      -----------------
AUSTRIA -- (2.7%)
COMMON STOCKS -- (2.7%)
 * Austria Email AG                                             715               2,040
 * Austrian Airlines/Oesterreichische
     Luftverkehrs-Aktiengesellschaft                         27,880             217,233
   BBAG Oesterreichische
     Brau-Beteiligungs AG                                     7,984           1,181,876
   BWT AG                                                    13,530             213,925
   Bank Fuer Kaernten und
     Steiermark AG                                              520              60,059
   Bohler Uddeholm AG                                         9,020             583,118
   Brau Union Goess-Reinighaus AG                            10,720           1,627,879
 * Ca Immobilien Invest AG                                   22,003             501,663
   Constantia-Iso Holding AG                                 15,000             152,837
   Constantia-Verpackungen AG                                 6,000             100,693
   Flughafen Wien AG                                         14,792             629,469
 * Immofinanz Immobilien Anlagen AG                         165,130           1,243,097
 # Lenzing AG                                                 3,424             491,301
   Manner (Josef) & Co. AG                                      870              34,415
   Mayr-Melnhof Karton AG                                     9,840           1,054,631
   Oberbank AG                                                3,555             303,416
   Palfinger AG                                               7,610             199,869
 * RHI AG, Wien                                              18,559             292,995
 * Readymix Kies-Union AG                                       500              40,157
   Rosenbauer International AG                                  850              43,773
 * Sparkassen Immobilien                                     24,880             225,770
   Ubm Realitaetenentwicklung AG                                360              31,718
 # Uniqa Versicherungen AG                                   79,223             749,286
 * VA Technologie AG                                         11,400             316,902
   Voestalpine AG                                            30,095           1,188,692
   Wienerberger AG                                           63,642           1,611,991
 * Wolford AG                                                 4,100              88,466
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $8,758,421)                                                         13,187,271
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Jenbacher AG Rights 03/31/08
     (Cost $0)                                                7,860                   0
                                                                      -----------------
TOTAL -- AUSTRIA
   (Cost $8,758,421)                                                         13,187,271
                                                                      -----------------

                                                             SHARES              VALUE+
                                                             ------              ------
IRELAND -- (2.7%)
COMMON STOCKS -- (2.7%)
   Abbey P.L.C.                                              25,557   $         196,069
 * Arcon International Resources P.L.C.                     143,750               7,237
 * Ardagh P.L.C.                                             14,262              12,019
 * Barlo Group P.L.C.                                       182,053              82,928
   DCC P.L.C.                                                91,965           1,207,136
 * Dragon Oil P.L.C.                                        104,167              57,439
 * Elan Corp. P.L.C.                                        154,046             830,964
   Fyffes P.L.C.                                            380,502             702,420
   Glanbia P.L.C.                                           321,765             755,987
 * Grafton Group P.L.C.                                     253,939           1,628,556
   Greencore Group P.L.C.                                   213,126             779,212
   Heiton Holdings P.L.C.                                    51,677             229,202
   IAWS Group P.L.C.                                        105,879           1,186,700
   IFG Group P.L.C.                                          37,599              43,268
   IWP International P.L.C.                                  39,611              14,245
   Independent News & Media P.L.C.                          618,550           1,497,771
 * Iona Technologies P.L.C.                                  21,281              98,214
   Irish Intercontental Group P.L.C.                         18,872             228,485
   Jurys Hotel Group P.L.C.                                  69,061             836,130
   Kingspan Group P.L.C.                                    183,188             878,368
   McInerney Holdings P.L.C.                                 33,991             165,835
   Paddy Power P.L.C.                                        49,663             415,535
   Readymix P.L.C.                                          109,762             243,413
   Ryan Hotels P.L.C.                                        68,061              85,666
   United Drug P.L.C.                                       188,448             535,376
   Waterford Wedgwood P.L.C.                                806,657             270,749
                                                                      -----------------
TOTAL -- IRELAND
   (Cost $9,498,217)                                                         12,988,924
                                                                      -----------------
PORTUGAL -- (1.6%)
COMMON STOCKS -- (1.6%)
 * Corticeira Amorim Sociedad Gestora
     Participacoes Sociais SA                               194,100             211,732
 * EFACEC (Empresa Fabril de
     Maquinas Electricas)                                    20,200              77,485
 * Ibersol SGPS SA                                           14,462              67,263
 * Impresa Sociedade Gestora de
     Participacoes Socias SA                                163,000             679,964
 * Impresa Sociedade Gestora de
     Participacoes Socias SA New
     Shares                                                  27,166             113,325
 * Investimentos Participacoes e Gestao
     SA Inapa                                                43,702             137,777
 * Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                        130,000           1,371,341
 * Mota-Engil SGPS SA                                       250,900             448,132
 * Novabase SGPS                                             56,005             399,451
 * Portucel-Empresa Produtora de
     Pasta de Papel SA                                      466,977             778,090
 * Sag Gest - Solucoes Automovel
     Globais SGPS SA                                        235,500             409,334
 * Salvador Caetano - Industrias
     Metalurgicas e Veiculos de
     Transporte SA                                           54,900             197,430
 * Sociedad Construcoes Soares da
     Costa SA                                                19,200   $          44,190
 * Sociedade de Investimento e Gestao
     SGPS SA                                                160,396             721,015
 * Sonae SGPS SA                                          1,079,900             906,152
 * Sonaecom SGPS SA                                         321,175             885,501
 * Teixeira Duarte Engenharia e
     Construcoes SA                                         609,000             562,118
                                                                      -----------------
TOTAL -- PORTUGAL
   (Cost $6,340,397)                                                          8,010,300
                                                                      -----------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 * Euro Currency
     (Cost $463,597)                                                            475,138
                                                                      -----------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 * InFocus Corp.
     (Cost $190,357)                                         10,455              82,804
                                                                      -----------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $7,627)                                                                8,306
                                                                      -----------------

                                                          FACE
                                                         AMOUNT
                                                         ------
                                                          (000)
   TEMPORARY  CASH
     INVESTMENTS -- (8.8%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 0.82%, 12/01/03
     (Collateralized by $4,625,000 FHLB
     Notes 1.875%, 02/15/05, valued at
     $4,659,688) to be repuchased at
     $4,590,314 (Cost $4,590,000)                    $        4,590           4,590,000
   Repurchase agreements in a Pooled
     Cash Account, Mizuho Securities USA, 1.05%,
     12/01/03 (Collateralized by $54,183,000 U.S.
     Treasury Obligations, rates ranging from
     2.976% to 5.625%, maturities ranging from
     02/15/06 to 11/15/25, valued at $38,000,919)
     to be repurchased at $38,004,244
     (Cost $38,000,919)^                                     38,001          38,000,919
                                                                      -----------------
TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $42,590,919)                                                        42,590,919
                                                                      -----------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $366,549,627)++                                              $     485,434,900
                                                                      =================

----------
  +  See Note B to Financial Statements.
  ^  Security purchased with cash proceeds from securities on loan
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
*** Rates shown are the rates as of November 30, 2003, and maturities shown are the next interest readjustment date.
 ++  The cost for federal income tax purposes is $363,107,669

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2003
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                  THE U.S.        THE U.S.         THE U.S.        THE DFA
                                                   LARGE           LARGE            SMALL       INTERNATIONAL
                                                  COMPANY        CAP VALUE           CAP            VALUE
                                                  SERIES           SERIES           SERIES          SERIES
                                               --------------  --------------  --------------  --------------
ASSETS:
Investments at Value (including $475,208,
  $471,415, $114,796 and $116,108
  of securities on loan, respectively)         $    3,481,491  $    3,002,702  $    1,596,108  $    1,721,239
Cash                                                    4,161               1              --              15
Receivables:
  Investment Securities Sold                               --              --           1,437             360
  Dividends, Interest, and Tax Reclaims                 4,882           5,099             703           4,011
  Securities Lending                                       34              30              51              59
  Fund Shares Sold                                      1,784           2,721           1,339           2,680
  Fund Margin Variation                                    72              --              --              --
Prepaid Expenses and Other Assets                           3               1               6               4
                                               --------------  --------------  --------------  --------------
   Total Assets                                     3,492,427       3,010,554       1,599,644       1,728,368
                                               --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned                     490,794         491,258         121,020         122,981
  Investment Securities Purchased                          --           8,288             250             126
  Fund Shares Redeemed                                    375              --           9,756              10
  Due to Advisor                                           62             203              36             262
Accrued Expenses and Other Liabilities                    199             143              96             211
                                               --------------  --------------  --------------  --------------
   Total Liabilities                                  491,430         499,892         131,158         123,590
                                               --------------  --------------  --------------  --------------
NET ASSETS                                     $    3,000,997  $    2,510,662  $    1,468,486  $    1,604,778
                                               ==============  ==============  ==============  ==============
SHARES OUTSTANDING $.01 PAR VALUE                         N/A     162,958,804     106,137,727     129,429,345
                                               ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                              N/A  $        15.41  $        13.84  $        12.40
                                               ==============  ==============  ==============  ==============
Investments at Cost                            $    2,988,680  $    2,659,796  $    1,408,683  $    1,488,484
                                               ==============  ==============  ==============  ==============

                 See accompanying Notes to Financial Statements.

                                                                                                                    THE
                                                               THE JAPANESE     THE PACIFIC     THE UNITED      CONTINENTAL
                                                                   SMALL         RIM SMALL     KINGDOM SMALL       SMALL
                                                                  COMPANY         COMPANY        COMPANY          COMPANY
                                                                  SERIES          SERIES          SERIES          SERIES
                                                               ------------    ------------    -------------    -----------
ASSETS:
Investments at Value (including $70,102,
   $14,329, $0 and $35,965 of securities
   on loan, respectively)                                      $    357,956    $    174,033    $     164,366    $   485,435
Cash                                                                     16              15               16             16
Receivables:
   Investment Securities Sold                                           225               2               --             66
   Dividends, Interest, and Tax Reclaims                              1,019             233              338          1,153
   Securities Lending                                                    --              19               --             --
   Fund Shares Sold                                                      --              --              152             --
                                                               ------------    ------------    -------------    -----------
    Total Assets                                                    359,216         174,302          164,872        486,670
                                                               ------------    ------------    -------------    -----------

LIABILITIES:
Payables:
   Collateral on Securities Loaned                                   73,727          16,984               --         38,001
   Investment Securities Purchased                                    1,714             490            3,908            153
   Due to Advisor                                                        24              13               13             36
Accrued Expenses and Other Liabilities                                   52              50               34             73
                                                               ------------    ------------    -------------    -----------
    Total Liabilities                                                75,517          17,537            3,955         38,263
                                                               ------------    ------------    -------------    -----------
NET ASSETS                                                     $    283,699    $    156,765    $     160,917    $   448,407
                                                               ============    ============    =============    ===========
Investments at Cost                                            $    490,771    $    188,619    $     124,176    $   366,550
                                                               ============    ============    =============    ===========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2003
                             (AMOUNTS IN THOUSANDS)

                                                                 THE U.S.        THE U.S.        THE U.S.          THE DFA
                                                                  LARGE           LARGE           SMALL         INTERNATIONAL
                                                                 COMPANY        CAP VALUE          CAP             VALUE
                                                                  SERIES          SERIES          SERIES           SERIES
                                                               ------------    ------------    -------------    -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $0, $0, $0 and $2,957, respectively)                      $     46,239    $     33,828    $       8,704    $      33,562
   Interest                                                             613             303              174              415
   Income from Securities Lending                                       343             216              597            1,427
                                                               ------------    ------------    -------------    -------------
        Total Investment Income                                      47,195          34,347            9,475           35,404
                                                               ------------    ------------    -------------    -------------

EXPENSES
   Investment Advisory Services                                         652           1,939              310            2,439
   Accounting & Transfer Agent Fees                                     417             700              370              802
   Custodian Fees                                                       101             185               99              361
   Legal Fees                                                            26              20               10               13
   Audit fees                                                            40              26               16               17
   S&P 500 Fees                                                          75              --               --               --
   Shareholders' Reports                                                 60              37               27               27
   Trustees' Fees and Expenses                                           41              27               13                8
   Other                                                                 21              29                5                7
                                                               ------------    ------------    -------------    -------------
        Total Expenses                                                1,433           2,963              850            3,674
                                                               ------------    ------------    -------------    -------------
   NET INVESTMENT INCOME (LOSS)                                      45,762          31,384            8,625           31,730
                                                               ------------    ------------    -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                               (137,474)        (48,309)          11,512           (3,540)
   Net Realized Gain (Loss) on Futures                                9,903              --               --               --
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                        --              --               --              205
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                     447,952         415,785          370,338          379,196
     Futures                                                         (3,012)             --               --               --
   Translation of Foreign Currency Denominated
        Amounts                                                          --              --               --              114
                                                               ------------    ------------    -------------    -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES
     AND FOREIGN CURRENCY                                           317,369         367,476          381,850          375,975
                                                               ------------    ------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             $    363,131    $    398,860    $     390,475    $     407,705
                                                               ============    ============    =============    =============

                 See accompanying Notes to Financial Statements.

                                                                   THE             THE              THE             THE
                                                                 JAPANESE        PACIFIC          UNITED        CONTINENTAL
                                                                   SMALL        RIM SMALL         KINGDOM          SMALL
                                                                  COMPANY        COMPANY       SMALL COMPANY      COMPANY
                                                                  SERIES         SERIES           SERIES          SERIES
                                                               ------------    ------------    -------------    -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $354,
     $142, $408 and $1,105, respectively)                      $      3,107    $      4,363    $       4,062    $     7,905
   Interest                                                              54              34               28            240
   Income from Securities Lending                                       717             133               --            555
                                                               ------------    ------------    -------------    -----------
        Total Investment Income                                       3,878           4,530            4,090          8,700
                                                               ------------    ------------    -------------    -----------

EXPENSES
   Investment Advisory Services                                         229             124              116            311
   Accounting & Transfer Agent Fees                                     294             159              148            381
   Custodian Fees                                                        98              95               30            236
   Legal Fees                                                             2              --                1              4
   Audit Fees                                                             2               1                2              5
   Shareholders' Reports                                                  2               1                2              2
   Trustees' Fees and Expenses                                            3               1                1              4
   Other                                                                  3               2                1              4
                                                               ------------    ------------    -------------    -----------
        Total Expenses                                                  633             383              301            947
                                                               ------------    ------------    -------------    -----------
   NET INVESTMENT INCOME (LOSS)                                       3,245           4,147            3,789          7,753
                                                               ------------    ------------    -------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                                (18,120)           (436)          (1,016)        12,045
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                        54              18               30            315
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                     101,101          56,281           42,580        120,867
   Translation of Foreign Currency Denominated
        Amounts                                                          16               4                5             69
                                                               ------------    ------------    -------------    -----------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                83,051          55,867           41,599        133,296
                                                               ------------    ------------    -------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             $     86,296    $     60,014    $      45,388    $   141,049
                                                               ============    ============    =============    ===========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                     THE U.S. LARGE                        THE U.S. LARGE
                                                                     COMPANY SERIES                       CAP VALUE SERIES
                                                               ------------------------------      --------------------------------
                                                                  YEAR               YEAR              YEAR               YEAR
                                                                  ENDED              ENDED             ENDED              ENDED
                                                                NOV. 30,           NOV. 30,           NOV. 30,           NOV. 30,
                                                                  2003               2002               2003               2002
                                                               ------------      ------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                $     45,762      $     42,191      $      31,384      $      24,626
   Net Realized Gain (Loss) on Investment
     Securities Sold                                               (137,474)         (211,200)           (48,309)           (21,142)
   Net Realized Gain (Loss) on Futures                                9,903           (12,710)                --                 --
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign Currency                       447,952          (356,042)           415,785           (154,346)
   Futures                                                           (3,012)            5,220                 --                 --
                                                               ------------      ------------      -------------      -------------
        Net Increase (Decrease) in Net Assets
         Resulting from Operations                                  363,131          (532,541)           398,860           (150,862)
                                                               ------------      ------------      -------------      -------------

Distributions From:
   Net Investment Income                                                 --                --            (31,464)           (23,538)
                                                               ------------      ------------      -------------      -------------
        Total Distributions                                              --                --            (31,464)           (23,538)
                                                               ------------      ------------      -------------      -------------

Capital Share Transactions (1):
   Shares Issued                                                         --                --            495,839            472,038
   Shares Issued in Lieu of Cash Distributions                           --                --             31,027             22,203
   Shares Redeemed                                                       --                --           (121,409)          (219,115)
                                                               ------------      ------------      -------------      -------------
        Net Increase (Decrease) from
         Capital Share Transactions                                      --                --            405,457            275,126
                                                               ------------      ------------      -------------      -------------

Transactions in Interest:
   Contributions                                                    547,508           962,613                 --                 --
   Withdrawals                                                     (533,199)         (638,165)                --                 --
                                                               ------------      ------------      -------------      -------------
        Net Increase (Decrease) from
         Transactions in Interest                                    14,309           324,448                 --                 --
                                                               ------------      ------------      -------------      -------------
        Total Increase (Decrease)                                   377,440          (208,093)           772,853            100,726

NET ASSETS
   Beginning of Period                                            2,623,557         2,831,650          1,737,809          1,637,083
                                                               ------------      ------------      -------------      -------------
   End of Period                                               $  3,000,997      $  2,623,557      $   2,510,662      $   1,737,809
                                                               ============      ============      =============      =============
(1)  SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                                        36,572             34,223
     Shares Issued in Lieu of Cash
        Distributions                                                   N/A               N/A              2,270              1,587
     Shares Redeemed                                                                                      (9,461)           (15,622)
                                                                                                   -------------      -------------
                                                                                                          29,381             20,188
                                                                                                   =============      =============

                 See accompanying Notes to Financial Statements.

                                                                                                              THE DFA
                                                                      THE U.S. SMALL                        INTERNATIONAL
                                                                        CAP SERIES                           VALUE SERIES
                                                               ------------------------------      --------------------------------
                                                                  YEAR              YEAR               YEAR               YEAR
                                                                  ENDED             ENDED              ENDED              ENDED
                                                                 NOV. 30,          NOV. 30,           NOV. 30,           NOV. 30,
                                                                   2003              2002               2003               2002
                                                               ------------      ------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                $      8,625      $      7,934      $      31,730      $      27,614
   Net Realized Gain (Loss) on Investment
     Securities Sold                                                 11,512            59,084             (3,540)             2,766
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                                               --                --                205                (42)
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
     Currency                                                       370,338          (149,677)           379,196            (97,155)
Translation of Foreign Currency
   Denominated Amounts                                                   --                --                114                202
                                                               ------------      ------------      -------------      -------------
        Net Increase (Decrease) in Net Assets
         Resulting from Operations                                  390,475           (82,659)           407,705            (66,615)
                                                               ------------      ------------      -------------      -------------

Distributions From:
   Net Investment Income                                             (8,820)           (8,137)           (30,082)           (29,420)
   Net Short-Term Gains                                                  --            (4,872)                --               (340)
   Net Long-Term Gains                                                   --            (7,758)            (1,177)            (2,606)
                                                               ------------      ------------      -------------      -------------
        Total Distributions                                          (8,820)          (20,767)           (31,259)           (32,366)
                                                               ------------      ------------      -------------      -------------

Capital Share Transactions (1):
   Shares Issued                                                    397,476           348,458            542,740            354,850
   Shares Issued in Lieu of Cash Distributions                        8,584            20,303             31,258             32,365
   Shares Redeemed                                                 (171,130)         (404,516)          (471,133)          (370,867)
                                                               ------------      ------------      -------------      -------------
        Net Increase (Decrease) from
         Capital Share Transactions                                 234,930           (35,755)           102,865             16,348
                                                               ------------      ------------      -------------      -------------
        Total Increase (Decrease)                                   616,585          (139,181)           479,311            (82,633)

NET ASSETS
   Beginning of Period                                              851,901           991,082          1,125,467          1,208,100
                                                               ------------      ------------      -------------      -------------
   End of Period                                               $  1,468,486      $    851,901      $   1,604,778      $   1,125,467
                                                               ============      ============      =============      =============

(1)  SHARES ISSUED AND REDEEMED:
     Shares Issued                                                   34,898            31,359             53,795             36,168
     Shares Issued in Lieu of Cash
        Distributions                                                   658             1,875              2,986              3,202
     Shares Redeemed                                                (15,197)          (36,939)           (47,941)           (37,827)
                                                               ------------      ------------      -------------      -------------
                                                                     20,359            (3,705)             8,840              1,543
                                                               ============      ============      =============      =============

                 See accompanying Notes to Financial Statements.

                                                                      THE JAPANESE SMALL                    THE PACIFIC RIM
                                                                        COMPANY SERIES                   SMALL COMPANY SERIES
                                                               ------------------------------      --------------------------------
                                                                   YEAR              YEAR               YEAR               YEAR
                                                                   ENDED             ENDED              ENDED              ENDED
                                                                 NOV. 30,          NOV. 30,           NOV. 30,           NOV. 30,
                                                                   2003              2002               2003               2002
                                                               ------------      ------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                $      3,245      $      2,638      $       4,147      $       5,077
   Net Realized Gain (Loss) on
     Investment Securities Sold                                     (18,120)           (5,702)              (436)              (624)
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                                               54               140                 18                (15)
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
     Currency                                                       101,101           (14,390)            56,281              5,451
Translation of Foreign Currency
   Denominated Amounts                                                   16                39                  4                 (3)
                                                               ------------      ------------      -------------      -------------

        Net Increase (Decrease) in Net
         Assets Resulting from Operations                            86,296           (17,275)            60,014              9,886
                                                               ------------      ------------      -------------      -------------

Transactions in Interest:
   Contributions                                                     53,153            46,066             25,155             12,243
   Withdrawals                                                      (50,797)          (29,931)           (50,041)           (31,046)
                                                               ------------      ------------      -------------      -------------

        Net Increase (Decrease) from
         Transactions in Interest                                     2,356            16,135            (24,886)           (18,803)
                                                               ------------      ------------      -------------      -------------

        Total Increase (Decrease)                                    88,652            (1,140)            35,128             (8,917)
NET ASSETS
   Beginning of Period                                              195,047           196,187            121,637            130,554
                                                               ------------      ------------      -------------      -------------
   End of Period                                               $    283,699      $    195,047      $     156,765      $     121,637
                                                               ============      ============      =============      =============

                 See accompanying Notes to Financial Statements.

                                                                     THE UNITED KINGDOM                     THE CONTINENTAL
                                                                    SMALL COMPANY SERIES                 SMALL COMPANY SERIES
                                                               ------------------------------      --------------------------------
                                                                   YEAR               YEAR              YEAR               YEAR
                                                                  ENDED              ENDED             ENDED              ENDED
                                                                 NOV. 30,           NOV. 30,          NOV. 30,           NOV. 30,
                                                                   2003               2002              2003               2002
                                                               ------------      ------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                $      3,789      $      3,080      $       7,753      $       5,452
   Net Realized Gain (Loss) on
     Investment Securities Sold                                      (1,016)              (74)            12,045              3,013
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                                               30                79                315                134
Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
     Currency                                                        42,580            (7,990)           120,867             (4,955)
Translation of Foreign Currency
   Denominated Amounts                                                    5                 4                 69                147
                                                               ------------      ------------      -------------      -------------

        Net Increase (Decrease) in Net
         Assets Resulting from Operations                            45,388            (4,901)           141,049              3,791
                                                               ------------      ------------      -------------      -------------

Transactions in Interest:
   Contributions                                                     41,630            19,447             97,585             79,614
   Withdrawals                                                      (25,000)          (12,388)           (53,295)           (30,674)
                                                               ------------      ------------      -------------      -------------

        Net Increase (Decrease) from
         Transactions in Interest                                    16,630             7,059             44,290             48,940
                                                               ------------      ------------      -------------      -------------
     Total Increase (Decrease)                                       62,018             2,158            185,339             52,731
NET ASSETS
   Beginning of Period                                               98,899            96,741            263,068            210,337
                                                               ------------      ------------      -------------      -------------
   End of Period                                               $    160,917      $     98,899      $     448,407      $     263,068
                                                               ============      ============      =============      =============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              THE U.S. LARGE COMPANY SERIES
                                                      ----------------------------------------------------------------------------
                                                          YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                          2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           N/A+            N/A+            N/A+            N/A+            N/A+
                                                      ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                  --              --              --              --              --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                                   --              --              --              --              --
                                                      ------------    ------------    ------------    ------------    ------------
    Total From Investment Operations                            --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                         --              --              --              --              --
  Net Realized Gains                                            --              --              --              --              --
                                                      ------------    ------------    ------------    ------------    ------------
    Total Distributions                                         --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 N/A+            N/A+            N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                                 15.05%         (16.59)%        (12.30)%         (4.25)%         20.86%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $  3,000,997    $  2,623,557    $  2,831,650    $  3,138,812    $  2,775,062
Ratio of Expenses to Average Net Assets                       0.05%           0.05%           0.05%           0.06%           0.06%
Ratio of Net Investment Income to Average
  Net Assets                                                  1.75%           1.53%           1.26%           1.12%           1.27%
Portfolio Turnover Rate                                          8%             11%              8%              8%              4%
----------------------------------------------------------------------------------------------------------------------------------

                                                                            THE U.S. LARGE CAP VALUE SERIES
                                                      ----------------------------------------------------------------------------
                                                          YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                          2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      13.01    $      14.44    $      14.71    $      17.79    $      18.79
                                                      ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.21            0.20            0.25            0.33            0.34
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                                 2.41           (1.43)           1.25            0.04            0.46
                                                      ------------    ------------    ------------    ------------    ------------
    Total From Investment Operations                          2.62           (1.23)           1.50            0.37            0.80
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                      (0.22)          (0.20)          (0.27)          (0.32)          (0.34)
  Net Realized Gains                                            --              --           (1.50)          (3.13)          (1.46)
                                                      ------------    ------------    ------------    ------------    ------------
    Total Distributions                                      (0.22)          (0.20)          (1.77)          (3.45)          (1.80)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      15.41    $      13.01    $      14.44    $      14.71    $      17.79
==================================================================================================================================
Total Return                                                 20.34%          (8.64)%         10.97%           3.06%           4.64%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $  2,510,662    $  1,737,809    $  1,637,083    $  1,735,343    $  1,788,082
Ratio of Expenses to Average Net Assets                       0.15%           0.15%           0.15%           0.16%           0.16%
Ratio of Net Investment Income to Average
  Net Assets                                                  1.62%           1.49%           1.66%           2.20%           1.80%
Portfolio Turnover Rate                                          7%              9%              6%             26%             43%
-----------------------------------------------------------------------------------------------------------------------------------

N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership.

                 See accompanying Notes to Financial Statements.

                                                                               THE U.S. SMALL CAP SERIES
                                                      ----------------------------------------------------------------------------
                                                          YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                          2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $       9.93    $      11.08    $      11.67    $      12.24    $      11.46
                                                      ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.08            0.09            0.10            0.11            0.10
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                                 3.92           (1.00)           1.24            0.65            1.83
                                                      ------------    ------------    ------------    ------------    ------------
    Total From Investment Operations                          4.00           (0.91)           1.34            0.76            1.93
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                      (0.09)          (0.10)          (0.10)          (0.11)          (0.11)
  Net Realized Gains                                            --           (0.14)          (1.83)          (1.22)          (1.04)
                                                      ------------    ------------    ------------    ------------    ------------
    Total Distributions                                      (0.09)          (0.24)          (1.93)          (1.33)          (1.15)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      13.84    $       9.93    $      11.08    $      11.67    $      12.24
==================================================================================================================================
Total Return                                                 40.32%          (8.42)%         13.08            6.48%          18.62%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $  1,468,486    $    851,901    $    991,082    $    768,151    $    586,086
Ratio of Expenses to Average Net Assets                       0.08%           0.08%           0.08%           0.08%           0.09%
Ratio of Net Investment Income to Average
  Net Assets                                                  0.84%           0.81%           0.94%           0.99%           0.89%
Portfolio Turnover Rate                                         16%             34%             13%             38%             29%
----------------------------------------------------------------------------------------------------------------------------------

                                                                            THE DFA INTERNATIONAL VALUE SERIES
                                                      ----------------------------------------------------------------------------
                                                           YEAR            YEAR            YEAR            YEAR            YEAR
                                                          ENDED           ENDED           ENDED           ENDED           ENDED
                                                         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                           2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $       9.33    $      10.15    $      12.07    $      13.18    $      11.95
                                                      ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                0.27            0.24            0.27            0.27            0.28
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                                 3.06           (0.78)          (1.49)          (0.31)           1.29
                                                      ------------    ------------    ------------    ------------    ------------
    Total From Investment Operations                          3.33           (0.54)          (1.22)          (0.04)           1.57
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                      (0.25)          (0.25)          (0.27)          (0.26)          (0.31)
  Net Realized Gains                                         (0.01)          (0.03)          (0.43)          (0.81)          (0.03)
                                                      ------------    ------------    ------------    ------------    ------------
    Total Distributions                                      (0.26)          (0.28)          (0.70)          (1.07)          (0.34)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      12.40    $       9.33    $      10.15    $      12.07    $      13.18
==================================================================================================================================
Total Return                                                 36.24%          (5.53)%        (10.75)%         (0.51)%         13.27%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $  1,604,778    $  1,125,467    $  1,208,100    $  1,553,481    $  1,660,377
Ratio of Expenses to Average Net Assets                       0.30%           0.30%           0.29%           0.29%           0.29%
Ratio of Net Investment Income to Average
  Net Assets                                                  2.61%           2.36%           2.32%           2.13%           2.17%
Portfolio Turnover Rate                                         14%             18%              6%              9%              6%
----------------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                            THE JAPANESE SMALL COMPANY SERIES
                                                      ----------------------------------------------------------------------------
                                                          YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                          2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           N/A+            N/A+            N/A+            N/A+            N/A+
                                                      ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                  --              --              --              --              --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                                   --              --              --              --              --
                                                      ------------    ------------    ------------    ------------    ------------
    Total From Investment Operations                            --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                         --              --              --              --              --
  Net Realized Gains                                            --              --              --              --              --
                                                      ------------    ------------    ------------    ------------    ------------
   Total Distributions                                          --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 N/A+            N/A+            N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                                 47.87%          (9.62)%        (13.51)%         (9.93)%         33.83%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $    283,699    $    195,047    $    196,187    $    196,118    $    202,676
Ratio of Expenses to Average Net Assets                       0.28%           0.27%           0.28%           0.27%           0.28%
Ratio of Net Investment Income to Average
  Net Assets                                                  1.41%           1.26%           1.41%           1.38%           1.10%
Portfolio Turnover Rate                                         16%              5%              9%              6%              6%
----------------------------------------------------------------------------------------------------------------------------------

                                                                           THE PACIFIC RIM SMALL COMPANY SERIES
                                                      ----------------------------------------------------------------------------
                                                          YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                          2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           N/A+            N/A+            N/A+            N/A+            N/A+
                                                      ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                  --              --              --              --              --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                                   --              --              --              --              --
                                                      ------------    ------------    ------------    ------------    ------------
    Total From Investment Operations                            --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                         --              --              --              --              --
  Net Realized Gains                                            --              --              --              --              --
                                                      ------------    ------------    ------------    ------------    ------------
   Total Distributions                                          --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 N/A+            N/A+            N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                                 61.47%           7.28%         (10.99)%         54.81%         (23.75)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $    156,765    $    121,637    $    130,554    $    131,888    $    183,759
Ratio of Expenses to Average Net Assets                       0.31%           0.32%           0.28%           0.29%           0.48%
Ratio of Net Investment Income to Average
  Net Assets                                                  3.35%           3.77%           3.69%           4.10%           2.95%
Portfolio Turnover Rate                                         15%             26%             10%              7%             34%
----------------------------------------------------------------------------------------------------------------------------------

N/A+ Not applicable as The Japanese Small Company Series and The Pacific Rim
     Small Company Series are organized as partnerships.

                 See accompanying Notes to Financial Statements.

                                                                        THE UNITED KINGDOM SMALL COMPANY SERIES
                                                      ----------------------------------------------------------------------------
                                                          YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                          2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           N/A+            N/A+            N/A+            N/A+            N/A+
                                                      ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                  --              --              --              --              --
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                                    --              --              --              --              --
                                                      ------------    ------------    ------------    ------------    ------------
   Total From Investment Operations                             --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                         --              --              --              --              --
  Net Realized Gains
                                                      ------------    ------------    ------------    ------------    ------------
   Total Distributions                                          --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 N/A+            N/A+            N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                                 44.65%          (8.45)%         (4.89)%         (6.18)%         36.75%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $    160,917    $     98,899    $     96,741    $    109,806    $    132,127
Ratio of Expenses to Average Net Assets                       0.26%           0.26%           0.27%           0.26%           0.26%
Ratio of Net Investment Income to Average
  Net Assets                                                  3.25%           3.03%           2.86%           3.06%           3.55%
Portfolio Turnover Rate                                          7%              6%             14%             11%              5%
----------------------------------------------------------------------------------------------------------------------------------

                                                                            THE CONTINENTAL SMALL COMPANY SERIES
                                                      ----------------------------------------------------------------------------
                                                          YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                          2003            2002            2001            2000            1999
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           N/A+            N/A+            N/A+            N/A+            N/A+
                                                      ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                  --              --              --              --              --
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                                    --              --              --              --              --
                                                      ------------    ------------    ------------    ------------    ------------
   Total From Investment Operations                             --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                         --              --              --              --              --
  Net Realized Gains
                                                      ------------    ------------    ------------    ------------    ------------
   Total Distributions                                          --              --              --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 N/A+            N/A+            N/A+            N/A+            N/A+
==================================================================================================================================
Total Return                                                 52.86%           3.22%          (5.43)%          2.67%          (5.89)%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $    448,407    $    263,068    $    210,337    $    226,724    $    252,368
Ratio of Expenses to Average Net Assets                       0.30%           0.31%           0.30%           0.28%           0.27%
Ratio of Net Investment Income to Average
  Net Assets                                                  2.49%           2.22%           2.73%           2.36%           1.92%
Portfolio Turnover Rate                                         11%             12%             12%              9%             11%
----------------------------------------------------------------------------------------------------------------------------------

N/A+ Not applicable as The United Kingdom Small Company Series and The
     Continental Small Company Series are organized as partnerships.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2003, the Trust consisted of twenty-five investment portfolios, of which eight are included in this section of the report and three are presented elsewhere in this report (collectively, the "Series"):

The U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Series
(the "Domestic Equity Portfolios")
The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
(the "International Equity Portfolios")

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

     The Series values its investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

               The U.S. Large Company Series                       0.025 of 1%
               The U.S. Large Cap Value Series                      0.10 of 1%
               The U.S. Small Cap Series                            0.03 of 1%
               The DFA International Value Series                   0.20 of 1%
               The Japanese Small Company Series                    0.10 of 1%
               The Pacific Rim Small Company Series                 0.10 of 1%
               The United Kingdom Small Company Series              0.10 of 1%
               The Continental Small Company Series                 0.10 of 1%

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

               The U.S. Large Company Series                        $  38,976
               The U.S. Large Cap Value Series                         28,646
               The U.S. Small Cap Series                               15,082
               The DFA International Value Series                      17,973
               The Japanese Small Company Series                        3,387
               The Pacific Rim Small Company Series                     1,828
               The United Kingdom Small Company Series                  1,709
               The Continental Small Company Series                     4,540

E. PURCHASE AND SALES OF SECURITIES:

     For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                      OTHER INVESTMENT
                                                                         SECURITIES
                                                                   -----------------------
                                                                   PURCHASES      SALES
                                                                   ----------   ----------
The U.S. Large Company Series                                      $  277,992   $  209,469
The U.S. Large Cap Value Series                                       526,814      127,799
The U.S. Small Cap Series                                             389,381      160,076
The DFA International Value Series                                    275,257      170,331
The Japanese Small Company Series                                      38,938       35,111
The Pacific Rim Small Company Series                                   18,448       36,918
The United Kingdom Small Company Series                                30,044        8,326
The Continental Small Company Series                                   90,324       33,179

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2003.

F. FEDERAL INCOME TAXES:

     It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series and The DFA International Value Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

     The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

     During the year ended November 30, 2003, The DFA International Value Series realized net foreign currency gains/losses in the amount of $205,083 which increased/decreased distributable net income for tax purposes; accordingly such gains/losses have been reclassified from accumulated net realized gains/losses to accumulated net investment income (loss).

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                                   GROSS UNREALIZED   GROSS UNREALIZED
                                                                     APPRECIATION       DEPRECIATION        NET
                                                                   ----------------   ----------------   ----------
The U.S. Large Company Series                                      $        692,670   $       (340,241)  $  352,429
The U.S. Large Cap Value Series                                             501,726           (158,963)     342,763
The U.S. Small Cap Series                                                   367,666           (183,924)     183,742
The DFA International Value Series                                          377,031           (147,998)     229,033
The Japanese Small Company Series                                            27,406           (163,054)    (135,648)
The Pacific Rim Small Company Series                                         37,402            (52,994)     (15,592)
The United Kingdom Small Company Series                                      60,761            (21,014)      39,747
The Continental Small Company Series                                        152,374            (30,047)     122,327

     For federal income tax purposes, the Series measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2002, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                            EXPIRES ON NOVEMBER 30,
                                                                      ---------------------------------
                                                                        2009         2010       2011        TOTAL
                                                                      ---------   ---------   ---------   ---------
The U.S. Large Cap Value Series                                       $  11,185   $  21,142   $  48,335   $  80,662
The DFA International Value Series                                           --          --       3,507       3,507

     Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation/(depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Series had unrealized appreciation/(depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361 and $7,718,955 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

G. COMPONENTS OF NET ASSETS:

     At November 30, 2003, net assets consisted of (amounts in thousands):

                                                    ACCUMULATED                  ACCUMULATED
                                                       NET                       NET REALIZED
                                                    INVESTMENT    ACCUMULATED      FOREIGN
                                       PAID-IN        INCOME      NET REALIZED     EXCHANGE
                                       CAPITAL        (LOSS)      GAIN (LOSS)    GAIN (LOSS)
                                     ------------   -----------   ------------   ------------
The U.S. Large Cap Value
  Series                             $  2,246,856   $     1,705   $    (80,806)            --
The U.S. Small Cap Series               1,283,918           193         (3,050)            --
The DFA International
  Value Series                          1,374,522           771         (3,675)  $        205

                                        UNREALIZED
                                       APPRECIATION       UNREALIZED
                                     (DEPRECIATION) OF   NET FOREIGN
                                        INVESTMENT        EXCHANGE                    NUMBER OF
                                      SECURITIES AND        GAIN        TOTAL NET      SHARES
                                     FOREIGN CURRENCY      (LOSS)        ASSETS      AUTHORIZED
                                     -----------------   -----------   -----------   ----------
The U.S. Large Cap Value             $         342,907            --   $ 2,510,662    Unlimited
  Series                                       187,425            --     1,468,486    Unlimited
The U.S. Small Cap Series
The DFA International                          232,755           200     1,604,778    Unlimited
  Value Series

H. FINANCIAL INSTRUMENTS:

     In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

     2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     3. FUTURES CONTRACTS. During the year ended November 30, 2003, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At November 30, 2003, Large Company had outstanding 259 long futures contracts on the S&P 500 Index, all of which expire on December 19, 2003. The value of such contracts on November 30, 2003 was $68,492,550 which resulted in an unrealized gain of $2,241,326.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

I. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the year ended November 30, 2003, borrowings under the line were as follows:

                                        WEIGHTED       WEIGHTED    NUMBER OF    INTEREST  MAXIMUM AMOUNT
                                         AVERAGE        AVERAGE       DAYS       EXPENSE  BORROWED DURING
                                      INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                                      -------------  ------------  -----------  --------  ---------------
The U.S. Large Cap Value Series           2.02%      $  5,536,333       6       $  1,862  $    13,752,000
The U.S. Small Cap Series                 1.81%           217,000       1             11          217,000

     There were no outstanding borrowings under the line of credit at November 30, 2003.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit during the year ended November 30, 2003.

J. SECURITIES LENDING:

     As of November 30, 2003, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

     NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
        WITH THE FUND            TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND
         AND ADDRESS               LENGTH OF SERVICE           OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES/DIRECTORS
George M. Constantinides         DFAITC - since 1993     90 portfolios in 4      Leo Melamed Professor of Finance, Graduate School
Director of DFAIDG, DIG          DFAIDG - since 1983     investment companies    of Business, University of Chicago.
and DEM.                         DIG - since 1993
Trustee of DFAITC.               DEM - since 1994
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould                    DFAITC - since 1993     90 portfolios in 4      Steven G. Rothmeier Distinguished Service
Director of DFAIDG, DIG          DFAIDG - since 1986     investment companies    Professor of Economics, Graduate School of
and DEM.                         DIG - since 1993                                Business, University of Chicago. Senior
Trustee of DFAITC.               DEM - since 1994                                Vice-President, Lexecon Inc. (economics, law,
1101 E. 58th Street                                                              strategy and finance consulting). Formerly,
Chicago, IL 60637                                                                President, Cardean University (division of
Date of Birth: 1/19/39                                                           UNext.com). Member of the Boards of Milwaukee
                                                                                 Mutual Insurance Company and UNext.com. Formerly,
                                                                                 Trustee, First Prairie Funds (registered
                                                                                 investment company). Trustee, Harbor Fund
                                                                                 (registered investment company) (13 Portfolios).

     NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
        WITH THE FUND            TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND
         AND ADDRESS               LENGTH OF SERVICE           OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson                DFAITC - since 1993     90 portfolios in 4      Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG and DEM. DFAIDG - since 1981     investment companies    Management. Director, BIRR Portfolio Analysis,
Trustee of DFAITC.               DIG - since 1993                                Inc. (software products). Chairman, Ibbotson
Yale School of Management        DEM - since 1994                                Associates, Inc., Chicago, IL (software, data,
P.O. Box 208200                                                                  publishing and consulting). Partner, Zebra Capital
New Haven, CT                                                                    Management, LLC (hedge fund manager). Formerly,
06520-8200                                                                       Director, Hospital Fund, Inc. (investment
Date of Birth: 5/27/43                                                           management services).

Robert C. Merton                 DFA ITC - since 2003    90 portfolios in 4      John and Natty McArthur University Professor,
Harvard Business School          DFA IDG - since 2003    investment companies    Graduate School of Business Administration,
397 Morgan Hall                  DFA DIG - since 2003                            Harvard University (since 1998). George Fisher
Soldiers Field                   DEM - since 2003                                Baker Professor of Business Administration,
Boston, MA 02163                                                                 Graduate School of Business Administration,
Date of Birth: 7/31/44                                                           Harvard University (1988-1998), Co-founder, Chief
                                                                                 Science Officer, Integrated Finance Limited (since
                                                                                 2002). Formerly, Partner, Long-Term Capital
                                                                                 Management.

Myron S. Scholes                 DFAITC - since 1993     90 portfolios in 4      Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG          DFAIDG - since 1981     investment companies    Stanford University. Partner, Oak Hill Capital
and DEM.                         DIG - since 1993                                Management. Chairman, Oak Hill Platinum Partners.
Trustee of DFAITC.               DEM - since 1994                                Director, Chicago Mercantile Exchange. Consultant,
Oak Hill Capital                                                                 Arbor Investors. Formerly, Director, Smith Breeden
Management, Inc.                                                                 Family of Funds and Partner, Long-Term Capital
2775 Sand Hill Rd.                                                               Management. Director, American Century Fund
Suite 220                                                                        Complex (registered investment companies) (35
Menlo Park, CA 94025                                                             Portfolios).
Date of Birth: 7/01/41

Abbie J. Smith                   DFAITC - since 2000     90 portfolios in 4      Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG          DFAIDG - since 2000     investment companies    Graduate School of Business, University of
and DEM.                         DIG - since 2000                                Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.               DEM - since 2000                                Business School (9/01 to 8/02). Director, HON
Graduate School of Business                                                      Industries Inc. (office furniture) and Director,
University of Chicago                                                            Ryder System Inc. (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                   DFAITC - since 1993     90 portfolios in 4      Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief        DFAIDG - since 1981     investment companies    Investment Officer and President of Dimensional
Executive Officer, Chief         DIG - since 1992                                Fund Advisors Inc., DFA Securities Inc., DFAIDG,
Investment Officer and           DEM - since 1994                                DIG and DEM. Chairman, Trustee, Chief Executive
President of DFAIDG, DIG and                                                     Officer, Chief Investment Officer and President of
DEM. Chairman, Trustee, Chief                                                    DFAITC. Director and Chief Investment Officer of
Executive Officer, Chief                                                         Dimensional Fund Advisors Ltd. Director, Chief
Investment Officer and                                                           Executive Officer, Chief Investment Officer and
President of DFAITC.                                                             President of DFA Australia Ltd. Director of
1299 Ocean Avenue                                                                Dimensional Funds PLC. Chairman, Director, Chief
Santa Monica, CA 90401                                                           Executive Officer and Chief Investment Officer of
Date of Birth: 12/02/46                                                          Dimensional Fund Advisors Canada Inc. (All Chief
                                                                                 Investment Officer positions held starting
                                                                                 1/1/2003 except for Dimensional Fund Advisors
                                                                                 Canada Inc., which was from 6/17/2003.)

                                                                                 Limited Partner, Oak Hill Partners. Director,
                                                                                 University of Chicago Business School. Formerly,
                                                                                 Director, SA Funds (registered investment
                                                                                 company). Formerly Director, Assante Corporation
                                                                                 (investment management) (until 2002).

     NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
        WITH THE FUND            TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)    PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS AND
         AND ADDRESS               LENGTH OF SERVICE           OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*              DFAITC - since 1993     90 portfolios in 4      Chairman, Director and Chief Investment Officer of
Chairman and Director of         DFAIDG - since 1981     investment companies    Dimensional Fund Advisors Inc., DFA Securities
DFAIDG, DIG and DEM. Trustee     DIG - since 1992                                Inc., DFAIDG, DIG and DEM. Chairman, Trustee and
and Chairman of DFAITC.          DEM - since 1994                                Chief Investment Officer of DFAITC. Director and
1299 Ocean Avenue                                                                President of Dimensional Fund Advisors Ltd.
Santa Monica, CA 90401                                                           Director and Chief Investment Officer of DFA
Date of Birth: 9/07/44                                                           Australia Ltd. Director of Dimensional Funds PLC
                                                                                 and Dimensional Fund Advisors Canada Inc. (Chief
                                                                                 Investment Officer positions held through
                                                                                 1/1/2003)

                                                                                 Trustee, St. Louis University. Life Trustee and
                                                                                 Member of Investment Committee, DePaul University.
                                                                                 Director, The German St. Vincent Orphan Home.
                                                                                 Member of Investment Committee, Archdiocese of St.
                                                                                 Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

 *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                        TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
              AND ADDRESS                  SERVICE                        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  OFFICERS
Arthur H. Barlow                        Since 1993           Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                        Since 2001           Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                                 Dimensional Fund Advisors Canada Inc. Prior to April 2001, legal
Secretary                                                    counsel for Dimensional (since March 2000). Associate, Jones, Day,
Date of Birth: 1/24/67                                       Reavis & Pogue from October 1991 to February 2000.

Truman A. Clark                         Since 1996           Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                               Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                          Since 1999           Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                               Advisors Ltd. Formerly at Kansas State University, Arthur Andersen &
Date of Birth: 11/29/56                                      Co., and Phillips Petroleum Co.

Robert T. Deere                         Since 1994           Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                      Since 2001           Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                               Advisors Ltd. Prior to April 2001, marketing supervisor and marketing
Date of Birth: 3/18/70                                       coordinator for Dimensional.

Richard A. Eustice                      Since 1998           Vice President and Assistant Secretary of all the DFA Entities, except
Vice President and Assistant                                 Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                     Since 1993           Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                               Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                       Since 2001           Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                               Advisors Ltd. and DFA Australia Limited. Prior to December 2001,
Date of Birth: 10/28/70                                      Portfolio Manager.

Glenn S. Freed                          Since 2001           Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                               Advisors Ltd. and DFA Australia Limited. Formerly, Professor and
Date of Birth: 11/24/61                                      Associate Dean of the Leventhal School of Accounting (September 1998
                                                             to August 2001) and Academic Director Master of Business Taxation
                                                             Program (June 1996 to August 2001) at the University of Southern
                                                             California Marshall School of Business.

Henry F. Gray                           Since 2000           Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                               Advisors Ltd. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                    Since 1997           Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                               Entities.
Assistant Treasurer
Date of Birth: 1/22/61

                                        TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
              AND ADDRESS                  SERVICE                        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Patrick Keating                         Since 2003           Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                               Canada Inc. Formerly, Director, President and Chief Executive Officer,
Date of Birth: 12/21/54                                      Assante Asset Management, Inc. (October 2000 to December 2002);
                                                             Director, Assante Capital Management (October 2000 to December 2002);
                                                             President and Chief Executive Officer, Assante Capital Management
                                                             (October 2000 to April 2001); Executive Vice President, Assante
                                                             Corporation (May 2001 to December 2002); Director, Assante Asset
                                                             Management Ltd. (September 1997 to December 2002); President and Chief
                                                             Executive Officer, Assante Asset Management Ltd. (September 1998 to
                                                             May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998)

Stephen P. Manus                        Since 1997           Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                               Advisors Ltd.
Date of Birth: 12/26/50

David M. New                            Since 2003           Vice President of all the DFA Entities and Client Service Manager
Vice President                                               prior to becoming a Vice President; Director of Research, Wurts and
Date of Birth: 02/09/60                                      Associates (investment consulting firm) from December 2000 to June
                                                             2002; and President, Kobe Investment Research from August 1999 to
                                                             November 2000.

Catherine L. Newell                     Since 2000           Vice President and Secretary of all the DFA Entities and Dimensional
Vice President and Secretary                                 Fund Advisors Canada Inc., except DFA Australia Limited, for which she
Date of Birth: 5/07/64                                       is Vice President and Assistant Secretary. Director, Dimensional Funds
                                                             PLC. Vice President and Assistant Secretary of all DFA Entities
                                                             (1997-2000).

David A. Plecha                         Since 1993           Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                      Since 2002           Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                               Advisors Ltd. and DFA Australia Limited. Research Associate for
Date of Birth: 1/28/67                                       Dimensional Fund Advisors Inc. (June 2000 to April 2002). Research
                                                             scientist (August 1998 to June 2000) and Faculty-Postdoctural Fellow
                                                             (August 1997 to August 1998), California Institute of Technology.

Michael T. Scardina                     Since 1993           Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                              Entities and Dimensional Fund Advisors Canada Inc. Director,
Officer and Treasurer                                        Dimensional Funds, PLC.
Date of Birth: 10/12/55

David E. Schneider                      Since 2001           Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                               Advisors Ltd. and DFA Australia Limited. Prior to 2001 and currently,
Santa Monica, CA                                             Regional Director of Dimensional Fund Advisors Inc.
Date of Birth: 1/26/46

John C. Siciliano                       Since 2001           Vice President of all the DFA Entities. Director, Dimensional Funds
Vice President                                               PLC. Managing Principal, Payden & Rygel Investment Counsel from April
Santa Monica, CA                                             1998 through December 2000.
Date of Birth: 8/24/54

Jeanne C. Sinquefield, Ph.D.*           Since 1988           Executive Vice President of all the DFA Entities. Vice President of
Executive Vice President                                     Dimensional Fund Advisor Canada Inc.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                          Since 2000           Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                               Advisors Ltd. Prior to July 2000, Portfolio Manager.
Santa Monica, CA
Date of Birth: 6/08/63

                                        TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
              AND ADDRESS                  SERVICE                        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Karen E. Umland                         Since 1997           Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                               Canada Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                    Since 1997           Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                               Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                       Since 2001           Vice President of all the DFA Entities, except Dimensional Fund
Vice President                                               Advisors Ltd. and DFA Australia Limited. President of Dimensional Fund
Santa Monica, CA                                             Advisors Canada Inc. Prior to 2001 and currently, Director of
Date of Birth: 3/03/45                                       Financial Advisors Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

================================================================================

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY


                                     ANNUAL
                                     REPORT


                          YEAR ENDED NOVEMBER 30, 2003

================================================================================

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                 ------
Performance Charts                                                                     1

Management's Discussion and Analysis                                                   9

Schedules of Investments
    U.S. Large Company Portfolio                                                      19
    Enhanced U.S. Large Company Portfolio                                             19
    U.S. Large Cap Value Portfolio                                                    19
    U.S. Small XM Value Portfolio                                                     19
    U.S. Small Cap Value Portfolio                                                    20
    U.S. Small Cap Portfolio                                                          20
    U.S. Micro Cap Portfolio                                                          20
    DFA Real Estate Securities Portfolio                                              21
    Large Cap International Portfolio                                                 23
    International Small Company Portfolio                                             34
    Japanese Small Company Portfolio                                                  34
    Pacific Rim Small Company Portfolio                                               35
    United Kingdom Small Company Portfolio                                            35
    Continental Small Company Portfolio                                               35
    DFA International Small Cap Value Portfolio                                       36
    Emerging Markets Portfolio                                                        60
    Emerging Markets Small Cap Portfolio                                              60
    DFA One-Year Fixed Income Portfolio                                               60
    DFA Two-Year Global Fixed Income Portfolio                                        60
    DFA Five-Year Government Portfolio                                                61
    DFA Five-Year Global Fixed Income Portfolio                                       62
    DFA Intermediate Government Fixed Income Portfolio                                64
    DFA Short-Term Municipal Bond Portfolio                                           65

Statements of Assets and Liabilities                                                  70

Statements of Operations                                                              73

Statements of Changes in Net Assets                                                   79

Financial Highlights                                                                  85

Notes to Financial Statements                                                         97

Report of Independent Certified Public Accountants                                   107

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                 ------
Performance Chart                                                                   108

Management's Discussion and Analysis                                                109

Statement of Assets and Liabilities                                                 111

Statement of Operations                                                             112

Statements of Changes in Net Assets                                                 113

Financial Highlights                                                                114

Notes to Financial Statements                                                       115

Report of Independent Certified Public Accountants                                  117

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                  PAGE
                                                                                 ------
Performance Charts                                                                  118

Schedules of Investments
    The U.S. Large Company Series                                                   124
    The Enhanced U.S. Large Company Series                                          129
    The U.S. Large Cap Value Series                                                 131
    The U.S. Small XM Value Series                                                  134
    The U.S. Small Cap Value Series                                                 140
    The U.S. Small Cap Series                                                       155
    The U.S. Micro Cap Series                                                       184
    The DFA International Value Series                                              208
    The Japanese Small Company Series                                               216
    The Pacific Rim Small Company Series                                            226
    The United Kingdom Small Company Series                                         234
    The Continental Small Company Series                                            240
    The Emerging Markets Series                                                     254
    The Emerging Markets Small Cap Series                                           260
    The DFA One-Year Fixed Income Series                                            273
    The DFA Two-Year Global Fixed Income Series                                     275

Statements of Assets and Liabilities                                                277

Statements of Operations                                                            279

Statements of Changes in Net Assets                                                 283

Financial Highlights                                                                287

Notes to Financial Statements                                                       295

Report of Independent Certified Public Accountants                                  303

Fund Management                                                                     304

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

             U.S. LARGE COMPANY PORTFOLIO       S&P 500 INDEX
Nov-93                       $     10,000        $     10,000
Dec-93                       $     10,125        $     10,123
Jan-94                       $     10,452        $     10,462
Feb-94                       $     10,169        $     10,180
Mar-94                       $      9,732        $      9,737
Apr-94                       $      9,863        $      9,863
May-94                       $     10,016        $     10,024
Jun-94                       $      9,773        $      9,777
Jul-94                       $     10,089        $     10,100
Aug-94                       $     10,500        $     10,511
Sep-94                       $     10,256        $     10,258
Oct-94                       $     10,478        $     10,493
Nov-94                       $     10,105        $     10,108
Dec-94                       $     10,255        $     10,255
Jan-95                       $     10,517        $     10,522
Feb-95                       $     10,927        $     10,930
Mar-95                       $     11,243        $     11,254
Apr-95                       $     11,564        $     11,581
May-95                       $     12,029        $     12,039
Jun-95                       $     12,308        $     12,322
Jul-95                       $     12,714        $     12,732
Aug-95                       $     12,737        $     12,766
Sep-95                       $     13,281        $     13,301
Oct-95                       $     13,228        $     13,255
Nov-95                       $     13,797        $     13,838
Dec-95                       $     14,058        $     14,094
Jan-96                       $     14,540        $     14,579
Feb-96                       $     14,662        $     14,719
Mar-96                       $     14,806        $     14,860
Apr-96                       $     15,020        $     15,078
May-96                       $     15,396        $     15,467
Jun-96                       $     15,457        $     15,531
Jul-96                       $     14,769        $     14,840
Aug-96                       $     15,085        $     15,154
Sep-96                       $     15,924        $     16,006
Oct-96                       $     16,357        $     16,445
Nov-96                       $     17,587        $     17,693
Dec-96                       $     17,237        $     17,346
Jan-97                       $     18,311        $     18,423
Feb-97                       $     18,452        $     18,572
Mar-97                       $     17,690        $     17,800
Apr-97                       $     18,745        $     18,862
May-97                       $     19,877        $     20,021
Jun-97                       $     20,763        $     20,913
Jul-97                       $     22,414        $     22,574
Aug-97                       $     21,166        $     21,319
Sep-97                       $     22,319        $     22,487
Oct-97                       $     21,574        $     21,736
Nov-97                       $     22,555        $     22,742
Dec-97                       $     22,939        $     23,134
Jan-98                       $     23,202        $     23,390
Feb-98                       $     24,871        $     25,077
Mar-98                       $     26,132        $     26,361
Apr-98                       $     26,396        $     26,627
May-98                       $     25,939        $     26,169
Jun-98                       $     26,989        $     27,231
Jul-98                       $     26,701        $     26,943
Aug-98                       $     22,856        $     23,047
Sep-98                       $     24,309        $     24,524
Oct-98                       $     26,266        $     26,518
Nov-98                       $     27,869        $     28,125
Dec-98                       $     29,516        $     29,745
Jan-99                       $     30,717        $     30,988
Feb-99                       $     29,759        $     30,025
Mar-99                       $     30,946        $     31,226
Apr-99                       $     32,125        $     32,434
May-99                       $     31,367        $     31,669
Jun-99                       $     33,098        $     33,426
Jul-99                       $     32,059        $     32,383
Aug-99                       $     31,895        $     32,221
Sep-99                       $     31,018        $     31,338
Oct-99                       $     32,985        $     33,322
Nov-99                       $     33,648        $     33,999
Dec-99                       $     35,650        $     36,001
Jan-00                       $     33,857        $     34,194
Feb-00                       $     33,213        $     33,548
Mar-00                       $     36,445        $     36,829
Apr-00                       $     35,326        $     35,720
May-00                       $     34,599        $     34,988
Jun-00                       $     35,391        $     35,848
Jul-00                       $     34,885        $     35,289
Aug-00                       $     37,051        $     37,481
Sep-00                       $     35,095        $     35,502
Oct-00                       $     34,937        $     35,353
Nov-00                       $     32,191        $     32,567
Dec-00                       $     32,352        $     32,726
Jan-01                       $     33,497        $     33,888
Feb-01                       $     30,442        $     30,798
Mar-01                       $     28,509        $     28,845
Apr-01                       $     30,716        $     31,086
May-01                       $     30,900        $     31,295
Jun-01                       $     30,146        $     30,534
Jul-01                       $     29,854        $     30,235
Aug-01                       $     27,976        $     28,342
Sep-01                       $     25,710        $     26,052
Oct-01                       $     26,198        $     26,550
Nov-01                       $     28,202        $     28,586
Dec-01                       $     28,448        $     28,838
Jan-02                       $     28,024        $     28,417
Feb-02                       $     27,483        $     27,868
Mar-02                       $     28,503        $     28,916
Apr-02                       $     26,775        $     27,164
May-02                       $     26,580        $     26,963
Jun-02                       $     24,677        $     25,043
Jul-02                       $     22,757        $     23,090
Aug-02                       $     22,900        $     23,242
Sep-02                       $     20,411        $     20,716
Oct-02                       $     22,203        $     22,539
Nov-02                       $     23,509        $     23,866
Dec-02                       $     22,124        $     22,463
Jan-03                       $     21,540        $     21,874
Feb-03                       $     21,215        $     21,546
Mar-03                       $     21,420        $     21,755
Apr-03                       $     23,185        $     23,548
May-03                       $     24,407        $     24,789
Jun-03                       $     24,708        $     25,106
Jul-03                       $     25,140        $     25,548
Aug-03                       $     25,633        $     26,046
Sep-03                       $     25,356        $     25,770
Oct-03                       $     26,786        $     27,229
Nov-03                       $     27,012        $     27,468

ANNUALIZED               ONE   FIVE     TEN
TOTAL RETURN (%)        YEAR   YEARS   YEARS
--------------------------------------------
                       14.90   -0.62   10.45

- THE PORTFOLIO INVESTS IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INTENDS TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY ARE REPRESENTED IN THE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
JULY 2, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

         ENHANCED U.S. LARGE COMPANY PORTFOLIO        S&P 500 INDEX
Jul-96                            $     10,000         $     10,000
Jul-96                            $      9,850         $      9,500
Aug-96                            $     10,050         $      9,702
Sep-96                            $     10,640         $     10,247
Oct-96                            $     11,000         $     10,528
Nov-96                            $     11,830         $     11,327
Dec-96                            $     11,533         $     11,105
Jan-97                            $     12,268         $     11,794
Feb-97                            $     12,365         $     11,890
Mar-97                            $     11,767         $     11,395
Apr-97                            $     12,506         $     12,076
May-97                            $     13,322         $     12,817
Jun-97                            $     13,893         $     13,389
Jul-97                            $     15,013         $     14,452
Aug-97                            $     14,190         $     13,648
Sep-97                            $     14,928         $     14,396
Oct-97                            $     14,509         $     13,915
Nov-97                            $     15,050         $     14,560
Dec-97                            $     15,307         $     14,810
Jan-98                            $     15,574         $     14,974
Feb-98                            $     16,628         $     16,054
Mar-98                            $     17,469         $     16,876
Apr-98                            $     17,662         $     17,046
May-98                            $     17,303         $     16,753
Jun-98                            $     18,037         $     17,433
Jul-98                            $     17,804         $     17,249
Aug-98                            $     15,208         $     14,754
Sep-98                            $     16,271         $     15,700
Oct-98                            $     17,615         $     16,977
Nov-98                            $     18,619         $     18,005
Dec-98                            $     19,830         $     19,043
Jan-99                            $     20,551         $     19,839
Feb-99                            $     19,873         $     19,222
Mar-99                            $     20,710         $     19,990
Apr-99                            $     21,493         $     20,764
May-99                            $     20,899         $     20,274
Jun-99                            $     22,114         $     21,399
Jul-99                            $     21,357         $     20,732
Aug-99                            $     21,240         $     20,628
Sep-99                            $     20,728         $     20,063
Oct-99                            $     22,046         $     21,333
Nov-99                            $     22,401         $     21,766
Dec-99                            $     23,672         $     23,048
Jan-00                            $     22,424         $     21,891
Feb-00                            $     22,079         $     21,477
Mar-00                            $     24,196         $     23,577
Apr-00                            $     23,429         $     22,868
May-00                            $     22,888         $     22,399
Jun-00                            $     23,396         $     22,950
Jul-00                            $     23,043         $     22,592
Aug-00                            $     24,510         $     23,995
Sep-00                            $     23,219         $     22,728
Oct-00                            $     23,112         $     22,633
Nov-00                            $     21,321         $     20,849
Dec-00                            $     21,387         $     20,951
Jan-01                            $     22,144         $     21,695
Feb-01                            $     20,116         $     19,716
Mar-01                            $     18,814         $     18,466
Apr-01                            $     20,259         $     19,901
May-01                            $     20,383         $     20,035
Jun-01                            $     19,842         $     19,548
Jul-01                            $     19,696         $     19,356
Aug-01                            $     18,486         $     18,145
Sep-01                            $     17,094         $     16,678
Oct-01                            $     17,474         $     16,997
Nov-01                            $     18,781         $     18,301
Dec-01                            $     18,950         $     18,462
Jan-02                            $     18,675         $     18,192
Feb-02                            $     18,337         $     17,841
Mar-02                            $     18,913         $     18,512
Apr-02                            $     17,852         $     17,390
May-02                            $     17,747         $     17,261
Jun-02                            $     16,542         $     16,032
Jul-02                            $     15,347         $     14,782
Aug-02                            $     15,475         $     14,879
Sep-02                            $     13,806         $     13,262
Oct-02                            $     15,050         $     14,429
Nov-02                            $     15,887         $     15,279
Dec-02                            $     15,007         $     14,381
Jan-03                            $     14,618         $     14,004
Feb-03                            $     14,424         $     13,794
Mar-03                            $     14,554         $     13,928
Apr-03                            $     15,766         $     15,075
May-03                            $     16,632         $     15,870
Jun-03                            $     16,828         $     16,073
Jul-03                            $     17,045         $     16,356
Aug-03                            $     17,371         $     16,675
Sep-03                            $     17,261         $     16,498
Oct-03                            $     18,175         $     17,432
Nov-03                            $     18,328         $     17,585

ANNUALIZED         ONE    FIVE        FROM
TOTAL RETURN (%)   YEAR   YEARS   JULY 2, 1996
----------------------------------------------
                  15.36   -0.32       8.52

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS BY INVESTING IN THE ENHANCED U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN AN ENHANCED CASH PORTFOLIO IN COMBINATION WITH THE S&P 500 INDEX FUTURES AND SWAPS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a share-holder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

        U.S. LARGE CAP VALUE PORTFOLIO   RUSSELL 1000 VALUE INDEX
Nov-93                    $     10,000               $     10,000
Dec-93                    $     10,246               $     10,190
Jan-94                    $     10,531               $     10,575
Feb-94                    $     10,057               $     10,214
Mar-94                    $      9,650               $      9,834
Apr-94                    $      9,801               $     10,022
May-94                    $      9,734               $     10,138
Jun-94                    $      9,532               $      9,895
Jul-94                    $      9,945               $     10,203
Aug-94                    $     10,233               $     10,496
Sep-94                    $      9,934               $     10,147
Oct-94                    $     10,128               $     10,289
Nov-94                    $      9,673               $      9,873
Dec-94                    $      9,781               $      9,986
Jan-95                    $     10,006               $     10,294
Feb-95                    $     10,573               $     10,701
Mar-95                    $     10,739               $     10,935
Apr-95                    $     11,122               $     11,280
May-95                    $     11,702               $     11,755
Jun-95                    $     11,958               $     11,915
Jul-95                    $     12,482               $     12,330
Aug-95                    $     12,848               $     12,504
Sep-95                    $     13,292               $     12,956
Oct-95                    $     12,746               $     12,828
Nov-95                    $     13,444               $     13,478
Dec-95                    $     13,533               $     13,817
Jan-96                    $     13,919               $     14,248
Feb-96                    $     14,122               $     14,356
Mar-96                    $     14,609               $     14,600
Apr-96                    $     14,853               $     14,656
May-96                    $     15,097               $     14,839
Jun-96                    $     14,654               $     14,851
Jul-96                    $     13,999               $     14,289
Aug-96                    $     14,562               $     14,698
Sep-96                    $     14,845               $     15,283
Oct-96                    $     15,327               $     15,875
Nov-96                    $     16,437               $     17,025
Dec-96                    $     16,269               $     16,807
Jan-97                    $     16,851               $     17,623
Feb-97                    $     17,180               $     17,882
Mar-97                    $     16,393               $     17,238
Apr-97                    $     16,934               $     17,962
May-97                    $     18,240               $     18,966
Jun-97                    $     18,800               $     19,780
Jul-97                    $     20,685               $     21,267
Aug-97                    $     20,377               $     20,510
Sep-97                    $     21,449               $     21,749
Oct-97                    $     20,349               $     21,142
Nov-97                    $     20,562               $     22,076
Dec-97                    $     20,846               $     22,721
Jan-98                    $     21,117               $     22,401
Feb-98                    $     22,963               $     23,908
Mar-98                    $     24,242               $     25,371
Apr-98                    $     24,377               $     25,541
May-98                    $     24,163               $     25,163
Jun-98                    $     24,105               $     25,486
Jul-98                    $     23,269               $     25,037
Aug-98                    $     19,024               $     21,311
Sep-98                    $     19,989               $     22,535
Oct-98                    $     21,626               $     24,281
Nov-98                    $     22,967               $     25,413
Dec-98                    $     23,343               $     26,277
Jan-99                    $     23,792               $     26,487
Feb-99                    $     23,178               $     26,114
Mar-99                    $     23,929               $     26,654
Apr-99                    $     26,475               $     29,144
May-99                    $     26,440               $     28,823
Jun-99                    $     26,887               $     29,659
Jul-99                    $     25,769               $     28,790
Aug-99                    $     24,841               $     27,722
Sep-99                    $     23,502               $     26,754
Oct-99                    $     24,398               $     28,295
Nov-99                    $     24,002               $     28,075
Dec-99                    $     24,463               $     28,209
Jan-00                    $     22,738               $     27,290
Feb-00                    $     20,697               $     25,262
Mar-00                    $     23,623               $     28,344
Apr-00                    $     24,329               $     28,015
May-00                    $     24,276               $     28,309
Jun-00                    $     22,586               $     27,016
Jul-00                    $     23,576               $     27,353
Aug-00                    $     24,952               $     28,874
Sep-00                    $     24,551               $     29,140
Oct-00                    $     25,518               $     29,857
Nov-00                    $     24,683               $     28,749
Dec-00                    $     26,962               $     30,189
Jan-01                    $     28,286               $     30,304
Feb-01                    $     28,269               $     29,462
Mar-01                    $     27,395               $     28,422
Apr-01                    $     29,028               $     29,814
May-01                    $     29,861               $     30,485
Jun-01                    $     29,509               $     29,808
Jul-01                    $     29,461               $     29,746
Aug-01                    $     28,159               $     28,553
Sep-01                    $     25,022               $     26,543
Oct-01                    $     25,007               $     26,315
Nov-01                    $     27,360               $     27,843
Dec-01                    $     28,001               $     28,500
Jan-02                    $     28,292               $     28,281
Feb-02                    $     28,654               $     28,326
Mar-02                    $     29,846               $     29,666
Apr-02                    $     29,574               $     28,649
May-02                    $     29,758               $     28,792
Jun-02                    $     27,948               $     27,139
Jul-02                    $     24,846               $     24,615
Aug-02                    $     25,249               $     24,800
Sep-02                    $     22,439               $     22,042
Oct-02                    $     23,318               $     23,675
Nov-02                    $     24,967               $     25,167
Dec-02                    $     23,831               $     24,075
Jan-03                    $     23,278               $     23,492
Feb-03                    $     22,596               $     22,865
Mar-03                    $     22,490               $     22,904
Apr-03                    $     24,559               $     24,919
May-03                    $     26,202               $     26,529
Jun-03                    $     26,485               $     26,861
Jul-03                    $     27,152               $     27,261
Aug-03                    $     28,116               $     27,686
Sep-03                    $     27,497               $     27,415
Oct-03                    $     29,337               $     29,093
Nov-03                    $     29,987               $     29,488

ANNUALIZED           ONE    FIVE     TEN
TOTAL RETURN (%)     YEAR   YEARS   YEARS
-----------------------------------------
                    20.11   5.48    11.61

- THE PORTFOLIO INVESTS IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

U.S. SMALL XM VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
FEBRUARY 23, 2000-NOVEMBER 30, 2003

GROWTH OF $10,000

         U.S. SMALL XM VALUE PORTFOLIO   RUSSELL 2000 VALUE INDEX
Feb-00                    $     10,000               $     10,000
Feb-00                    $     10,040               $     10,376
Mar-00                    $     11,020               $     10,424
Apr-00                    $     11,130               $     10,486
May-00                    $     10,980               $     10,325
Jun-00                    $     10,710               $     10,627
Jul-00                    $     10,980               $     10,981
Aug-00                    $     11,579               $     11,472
Sep-00                    $     11,419               $     11,406
Oct-00                    $     11,440               $     11,365
Nov-00                    $     11,060               $     11,133
Dec-00                    $     12,375               $     12,329
Jan-01                    $     13,152               $     12,669
Feb-01                    $     13,131               $     12,652
Mar-01                    $     12,648               $     12,449
Apr-01                    $     13,499               $     13,026
May-01                    $     13,982               $     13,360
Jun-01                    $     14,455               $     13,897
Jul-01                    $     14,465               $     13,586
Aug-01                    $     14,329               $     13,539
Sep-01                    $     12,176               $     12,044
Oct-01                    $     12,532               $     12,358
Nov-01                    $     13,688               $     13,247
Dec-01                    $     14,593               $     14,057
Jan-02                    $     14,794               $     14,244
Feb-02                    $     15,119               $     14,331
Mar-02                    $     16,421               $     15,405
Apr-02                    $     16,881               $     15,947
May-02                    $     16,342               $     15,419
Jun-02                    $     15,736               $     15,078
Jul-02                    $     13,425               $     12,838
Aug-02                    $     13,425               $     12,781
Sep-02                    $     12,235               $     11,869
Oct-02                    $     12,550               $     12,047
Nov-02                    $     13,930               $     13,008
Dec-02                    $     13,182               $     12,453
Jan-03                    $     12,570               $     12,101
Feb-03                    $     12,035               $     11,695
Mar-03                    $     11,996               $     11,820
Apr-03                    $     13,423               $     12,943
May-03                    $     14,952               $     14,264
Jun-03                    $     15,194               $     14,505
Jul-03                    $     16,072               $     15,229
Aug-03                    $     17,117               $     15,808
Sep-03                    $     16,887               $     15,626
Oct-03                    $     18,517               $     16,900
Nov-03                    $     19,281               $     17,549

ANNUALIZED               ONE          FROM
TOTAL RETURN (%)        YEAR     FEBRUARY 23, 2000
--------------------------------------------------
                         38.42        19.04

- THE PORTFOLIO INVESTS IN THE U.S. SMALL XM VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

         U.S. SMALL CAP VALUE PORTFOLIO   RUSSELL 2000 VALUE INDEX
Nov-93                     $     10,000               $     10,000
Dec-93                     $     10,200               $     10,294
Jan-94                     $     10,726               $     10,660
Feb-94                     $     10,690               $     10,630
Mar-94                     $     10,336               $     10,154
Apr-94                     $     10,408               $     10,254
May-94                     $     10,435               $     10,240
Jun-94                     $     10,244               $      9,974
Jul-94                     $     10,417               $     10,159
Aug-94                     $     10,771               $     10,558
Sep-94                     $     10,734               $     10,446
Oct-94                     $     10,580               $     10,255
Nov-94                     $     10,217               $      9,841
Dec-94                     $     10,323               $     10,136
Jan-95                     $     10,424               $     10,087
Feb-95                     $     10,792               $     10,461
Mar-95                     $     10,920               $     10,512
Apr-95                     $     11,307               $     10,824
May-95                     $     11,619               $     11,056
Jun-95                     $     12,079               $     11,434
Jul-95                     $     12,732               $     11,851
Aug-95                     $     13,136               $     12,203
Sep-95                     $     13,302               $     12,385
Oct-95                     $     12,649               $     11,891
Nov-95                     $     13,119               $     12,363
Dec-95                     $     13,346               $     12,746
Jan-96                     $     13,300               $     12,830
Feb-96                     $     13,591               $     13,032
Mar-96                     $     13,966               $     13,305
Apr-96                     $     14,689               $     13,668
May-96                     $     15,262               $     14,014
Jun-96                     $     14,943               $     13,849
Jul-96                     $     14,014               $     13,112
Aug-96                     $     14,653               $     13,681
Sep-96                     $     15,141               $     14,055
Oct-96                     $     15,253               $     14,218
Nov-96                     $     15,976               $     14,983
Dec-96                     $     16,326               $     15,470
Jan-97                     $     16,740               $     15,708
Feb-97                     $     16,740               $     15,857
Mar-97                     $     16,297               $     15,432
Apr-97                     $     16,230               $     15,659
May-97                     $     17,765               $     16,905
Jun-97                     $     18,876               $     17,761
Jul-97                     $     20,004               $     18,507
Aug-97                     $     20,708               $     18,801
Sep-97                     $     22,301               $     20,051
Oct-97                     $     21,509               $     19,506
Nov-97                     $     21,326               $     19,720
Dec-97                     $     21,346               $     20,389
Jan-98                     $     21,083               $     20,020
Feb-98                     $     22,673               $     21,231
Mar-98                     $     23,596               $     22,093
Apr-98                     $     24,051               $     22,201
May-98                     $     23,130               $     21,415
Jun-98                     $     22,674               $     21,293
Jul-98                     $     21,003               $     19,626
Aug-98                     $     17,132               $     16,553
Sep-98                     $     17,619               $     17,488
Oct-98                     $     18,369               $     18,007
Nov-98                     $     19,343               $     18,495
Dec-98                     $     19,792               $     19,076
Jan-99                     $     20,100               $     18,643
Feb-99                     $     18,444               $     17,370
Mar-99                     $     18,090               $     17,227
Apr-99                     $     20,022               $     18,800
May-99                     $     20,961               $     19,377
Jun-99                     $     22,242               $     20,079
Jul-99                     $     22,142               $     19,603
Aug-99                     $     21,535               $     18,885
Sep-99                     $     20,960               $     18,508
Oct-99                     $     20,243               $     18,137
Nov-99                     $     21,160               $     18,232
Dec-99                     $     22,373               $     18,792
Jan-00                     $     22,205               $     18,301
Feb-00                     $     24,265               $     19,419
Mar-00                     $     24,338               $     19,511
Apr-00                     $     23,484               $     19,626
May-00                     $     22,507               $     19,325
Jun-00                     $     23,628               $     19,890
Jul-00                     $     23,604               $     20,552
Aug-00                     $     25,351               $     21,471
Sep-00                     $     24,882               $     21,348
Oct-00                     $     23,941               $     21,271
Nov-00                     $     22,639               $     20,837
Dec-00                     $     24,389               $     23,075
Jan-01                     $     26,903               $     23,712
Feb-01                     $     26,387               $     23,679
Mar-01                     $     25,738               $     23,300
Apr-01                     $     27,313               $     24,379
May-01                     $     28,995               $     25,006
Jun-01                     $     30,080               $     26,011
Jul-01                     $     29,590               $     25,428
Aug-01                     $     29,193               $     25,339
Sep-01                     $     24,943               $     22,542
Oct-01                     $     25,923               $     23,130
Nov-01                     $     27,947               $     24,793
Dec-01                     $     29,909               $     26,310
Jan-02                     $     30,370               $     26,660
Feb-02                     $     30,321               $     26,823
Mar-02                     $     33,311               $     28,832
Apr-02                     $     34,820               $     29,847
May-02                     $     33,723               $     28,859
Jun-02                     $     33,025               $     28,221
Jul-02                     $     27,873               $     24,028
Aug-02                     $     27,525               $     23,922
Sep-02                     $     25,521               $     22,214
Oct-02                     $     25,934               $     22,547
Nov-02                     $     28,144               $     24,346
Dec-02                     $     27,136               $     23,307
Jan-03                     $     26,200               $     22,649
Feb-03                     $     25,123               $     21,888
Mar-03                     $     25,071               $     22,123
Apr-03                     $     27,718               $     24,224
May-03                     $     30,967               $     26,698
Jun-03                     $     32,097               $     27,149
Jul-03                     $     34,356               $     28,503
Aug-03                     $     36,122               $     29,587
Sep-03                     $     35,841               $     29,246
Oct-03                     $     39,425               $     31,630
Nov-03                     $     41,067               $     32,845

ANNUALIZED            ONE    FIVE    TEN
TOTAL RETURN (%)     YEAR   YEARS   YEARS
-----------------------------------------
                     45.92  16.25   15.17

- THE PORTFOLIO INVESTS IN THE U.S. SMALL CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

         U.S. SMALL CAP PORTFOLIO   RUSSELL 2000 INDEX
Nov-93               $     10,000         $     10,000
Dec-93               $     10,288         $     10,342
Jan-94               $     10,597         $     10,666
Feb-94               $     10,517         $     10,627
Mar-94               $     10,006         $     10,067
Apr-94               $     10,024         $     10,127
May-94               $      9,971         $     10,013
Jun-94               $      9,680         $      9,676
Jul-94               $      9,821         $      9,834
Aug-94               $     10,289         $     10,382
Sep-94               $     10,341         $     10,347
Oct-94               $     10,376         $     10,306
Nov-94               $     10,022         $      9,889
Dec-94               $     10,150         $     10,154
Jan-95               $     10,210         $     10,026
Feb-95               $     10,546         $     10,443
Mar-95               $     10,745         $     10,622
Apr-95               $     11,092         $     10,858
May-95               $     11,319         $     11,045
Jun-95               $     11,893         $     11,618
Jul-95               $     12,626         $     12,287
Aug-95               $     12,982         $     12,541
Sep-95               $     13,219         $     12,766
Oct-95               $     12,536         $     12,195
Nov-95               $     12,904         $     12,707
Dec-95               $     13,213         $     13,043
Jan-96               $     13,244         $     13,028
Feb-96               $     13,687         $     13,435
Mar-96               $     13,982         $     13,713
Apr-96               $     14,911         $     14,447
May-96               $     15,680         $     15,016
Jun-96               $     14,964         $     14,399
Jul-96               $     13,719         $     13,142
Aug-96               $     14,520         $     13,905
Sep-96               $     14,973         $     14,449
Oct-96               $     14,751         $     14,226
Nov-96               $     15,321         $     14,813
Dec-96               $     15,548         $     15,201
Jan-97               $     16,062         $     15,505
Feb-97               $     15,718         $     15,129
Mar-97               $     14,975         $     14,415
Apr-97               $     14,803         $     14,456
May-97               $     16,484         $     16,065
Jun-97               $     17,332         $     16,754
Jul-97               $     18,361         $     17,533
Aug-97               $     19,037         $     17,934
Sep-97               $     20,501         $     19,247
Oct-97               $     19,609         $     18,402
Nov-97               $     19,311         $     18,283
Dec-97               $     19,315         $     18,603
Jan-98               $     19,085         $     18,309
Feb-98               $     20,484         $     19,662
Mar-98               $     21,336         $     20,472
Apr-98               $     21,628         $     20,584
May-98               $     20,495         $     19,475
Jun-98               $     20,214         $     19,516
Jul-98               $     18,662         $     17,935
Aug-98               $     14,819         $     14,452
Sep-98               $     15,748         $     15,584
Oct-98               $     16,435         $     16,219
Nov-98               $     17,516         $     17,069
Dec-98               $     18,245         $     18,126
Jan-99               $     18,541         $     18,367
Feb-99               $     16,961         $     16,879
Mar-99               $     16,805         $     17,142
Apr-99               $     18,329         $     18,678
May-99               $     19,050         $     18,951
Jun-99               $     20,164         $     19,808
Jul-99               $     19,995         $     19,265
Aug-99               $     19,459         $     18,552
Sep-99               $     19,360         $     18,556
Oct-99               $     19,133         $     18,632
Nov-99               $     20,713         $     19,744
Dec-99               $     22,882         $     21,979
Jan-00               $     22,852         $     21,626
Feb-00               $     26,671         $     25,196
Mar-00               $     25,516         $     23,535
Apr-00               $     23,513         $     22,119
May-00               $     22,267         $     20,829
Jun-00               $     24,547         $     22,645
Jul-00               $     23,870         $     21,916

Aug-00               $     25,824         $     23,588
Sep-00               $     25,316         $     22,895
Oct-00               $     24,192         $     21,874
Nov-00               $     21,973         $     19,627
Dec-00               $     23,443         $     21,313
Jan-01               $     25,485         $     22,424
Feb-01               $     23,785         $     20,953
Mar-01               $     22,703         $     19,928
Apr-01               $     24,472         $     21,487
May-01               $     25,622         $     22,015
Jun-01               $     26,908         $     22,775
Jul-01               $     25,896         $     21,543
Aug-01               $     25,125         $     20,847
Sep-01               $     21,554         $     18,041
Oct-01               $     22,979         $     19,096
Nov-01               $     24,765         $     20,574
Dec-01               $     26,416         $     21,844
Jan-02               $     26,229         $     21,616
Feb-02               $     25,531         $     21,024
Mar-02               $     27,704         $     22,715
Apr-02               $     27,779         $     22,921
May-02               $     26,609         $     21,904
Jun-02               $     25,249         $     20,817
Jul-02               $     21,624         $     17,674
Aug-02               $     21,643         $     17,628
Sep-02               $     20,000         $     16,362
Oct-02               $     20,756         $     16,887
Nov-02               $     22,608         $     18,394
Dec-02               $     21,364         $     17,369
Jan-03               $     20,790         $     16,888
Feb-03               $     20,120         $     16,378
Mar-03               $     20,311         $     16,589
Apr-03               $     22,359         $     18,162
May-03               $     24,868         $     20,111
Jun-03               $     25,536         $     20,475
Jul-03               $     27,145         $     21,756
Aug-03               $     28,505         $     22,753
Sep-03               $     28,066         $     22,332
Oct-03               $     30,517         $     24,208
Nov-03               $     31,627         $     25,067

ANNUALIZED            ONE    FIVE   TEN
TOTAL RETURN (%)     YEAR   YEARS  YEARS
----------------------------------------
                    39.89   12.54  12.21

- THE PORTFOLIO INVESTS IN THE U.S. SMALL CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

[CHART]

U.S. MICRO CAP PORTFOLIO VS.
CRSP 9-10 INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

         U.S. MICRO CAP PORTFOLIO   CRSP 9-10 INDEX
Nov-93               $     10,000      $     10,000
Dec-93               $     10,194      $     10,129
Jan-94               $     10,824      $     10,626
Feb-94               $     10,799      $     10,589
Mar-94               $     10,317      $     10,061
Apr-94               $     10,379      $      9,924
May-94               $     10,367      $      9,911
Jun-94               $     10,095      $      9,639
Jul-94               $     10,281      $      9,690
Aug-94               $     10,628      $     10,104
Sep-94               $     10,739      $     10,254
Oct-94               $     10,863      $     10,313
Nov-94               $     10,508      $      9,916
Dec-94               $     10,511      $      9,806
Jan-95               $     10,808      $     10,085
Feb-95               $     11,080      $     10,415
Mar-95               $     11,241      $     10,606
Apr-95               $     11,637      $     10,898
May-95               $     11,984      $     11,136
Jun-95               $     12,664      $     11,819
Jul-95               $     13,481      $     12,564
Aug-95               $     13,964      $     13,083
Sep-95               $     14,236      $     13,396
Oct-95               $     13,543      $     12,700
Nov-95               $     13,803      $     12,906
Dec-95               $     14,133      $     13,072
Jan-96               $     14,172      $     13,271
Feb-96               $     14,695      $     13,680
Mar-96               $     15,030      $     14,067
Apr-96               $     16,305      $     15,267
May-96               $     17,526      $     16,357
Jun-96               $     16,506      $     15,385
Jul-96               $     14,949      $     14,047
Aug-96               $     15,661      $     14,742
Sep-96               $     16,117      $     15,243
Oct-96               $     15,835      $     14,912
Nov-96               $     16,291      $     15,261
Dec-96               $     16,623      $     15,563
Jan-97               $     17,321      $     16,402
Feb-97               $     16,964      $     16,127
Mar-97               $     16,133      $     15,214
Apr-97               $     15,688      $     14,589
May-97               $     17,291      $     16,196
Jun-97               $     18,152      $     17,027
Jul-97               $     19,250      $     17,994
Aug-97               $     20,230      $     18,808
Sep-97               $     21,938      $     20,592
Oct-97               $     21,091      $     20,001
Nov-97               $     20,764      $     19,605
Dec-97               $     20,409      $     19,311
Jan-98               $     20,289      $     19,271
Feb-98               $     21,605      $     20,504
Mar-98               $     22,645      $     21,546
Apr-98               $     23,025      $     22,136
May-98               $     21,881      $     20,956
Jun-98               $     21,430      $     20,269
Jul-98               $     19,992      $     19,020
Aug-98               $     15,974      $     14,906
Sep-98               $     16,563      $     15,437
Oct-98               $     17,153      $     16,031
Nov-98               $     18,453      $     17,386
Dec-98               $     18,918      $     17,779
Jan-99               $     19,446      $     18,782
Feb-99               $     18,110      $     17,566
Mar-99               $     17,423      $     17,085
Apr-99               $     19,077      $     18,641
May-99               $     19,815      $     19,253
Jun-99               $     20,941      $     19,981
Jul-99               $     21,133      $     20,328
Aug-99               $     20,730      $     19,808
Sep-99               $     20,271      $     19,509
Oct-99               $     20,095      $     19,107
Nov-99               $     22,046      $     21,117
Dec-99               $     24,553      $     23,501
Jan-00               $     26,014      $     25,052
Feb-00               $     32,148      $     28,825
Mar-00               $     29,734      $     27,392
Apr-00               $     26,014      $     24,872
May-00               $     23,912      $     23,340
Jun-00               $     27,183      $     24,834
Jul-00               $     26,308      $     24,504
Aug-00               $     28,741      $     26,092
Sep-00               $     28,118      $     25,296
Oct-00               $     26,133      $     23,325
Nov-00               $     23,232      $     20,666
Dec-00               $     23,671      $     20,360
Jan-01               $     26,938      $     25,593
Feb-01               $     25,047      $     22,921
Mar-01               $     23,844      $     21,511
Apr-01               $     25,587      $     22,841
May-01               $     28,044      $     25,132
Jun-01               $     29,050      $     25,747
Jul-01               $     28,313      $     25,055
Aug-01               $     27,477      $     24,291
Sep-01               $     23,966      $     21,220
Oct-01               $     25,512      $     23,128
Nov-01               $     27,231      $     25,258
Dec-01               $     29,061      $     27,327
Jan-02               $     29,381      $     27,567
Feb-02               $     28,567      $     26,230
Mar-02               $     31,092      $     28,630
Apr-02               $     31,848      $     28,733
May-02               $     30,978      $     27,917
Jun-02               $     29,875      $     26,921
Jul-02               $     25,549      $     23,068
Aug-02               $     25,404      $     22,791
Sep-02               $     23,692      $     20,975
Oct-02               $     24,300      $     21,871
Nov-02               $     26,332      $     25,158
Dec-02               $     25,202      $     23,472
Jan-03               $     24,640      $     23,331
Feb-03               $     23,931      $     22,685
Mar-03               $     24,196      $     23,059
Apr-03               $     26,442      $     25,559
May-03               $     29,514      $     29,334
Jun-03               $     30,813      $     30,909
Jul-03               $     33,087      $     33,447
Aug-03               $     34,652      $     35,112
Sep-03               $     34,683      $     35,803
Oct-03               $     37,785      $     38,850
Nov-03               $     39,410      $     40,515

ANNUALIZED         ONE    FIVE   TEN
TOTAL RETURN (%)  YEAR   YEARS  YEARS
-------------------------------------
                  49.67  16.39  14.70

- THE PORTFOLIO INVESTS IN THE U.S. MICRO CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS WITH AN EMPHASIS ON MICRO CAP STOCKS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

[CHART]

DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500 INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

           DFA REAL ESTATE SECURITIES PORTFOLIO   WILSHIRE REIT INDEX   S&P 500 INDEX
Nov-1993                           $     10,000          $     10,000    $     10,000
Dec-1993                           $     10,393          $     10,006    $     10,123
Jan-1994                           $     10,623          $     10,248    $     10,462
Feb-1994                           $     10,567          $     10,703    $     10,180
Mar-1994                           $      9,988          $     10,269    $      9,737
Apr-1994                           $      9,960          $     10,409    $      9,863
May-1994                           $      9,906          $     10,625    $     10,024
Jun-1994                           $      9,658          $     10,412    $      9,777
Jul-1994                           $      9,686          $     10,355    $     10,100
Aug-1994                           $      9,852          $     10,357    $     10,511
Sep-1994                           $      9,530          $     10,210    $     10,258
Oct-1994                           $      9,135          $      9,792    $     10,493
Nov-1994                           $      8,825          $      9,457    $     10,108
Dec-1994                           $      9,521          $     10,272    $     10,255
Jan-1995                           $      9,252          $      9,919    $     10,522
Feb-1995                           $      9,406          $     10,081    $     10,930
Mar-1995                           $      9,387          $     10,067    $     11,254
Apr-1995                           $      9,339          $      9,998    $     11,581
May-1995                           $      9,714          $     10,412    $     12,039
Jun-1995                           $      9,916          $     10,622    $     12,322
Jul-1995                           $     10,031          $     10,768    $     12,732
Aug-1995                           $     10,098          $     10,867    $     12,766
Sep-1995                           $     10,271          $     11,080    $     13,301
Oct-1995                           $      9,944          $     10,740    $     13,255
Nov-1995                           $     10,062          $     10,867    $     13,838
Dec-1995                           $     10,670          $     11,529    $     14,094
Jan-1996                           $     10,772          $     11,671    $     14,579
Feb-1996                           $     10,905          $     11,835    $     14,719
Mar-1996                           $     10,915          $     11,840    $     14,860
Apr-1996                           $     10,905          $     11,813    $     15,078
May-1996                           $     11,139          $     12,095    $     15,467
Jun-1996                           $     11,343          $     12,325    $     15,531
Jul-1996                           $     11,394          $     12,342    $     14,840
Aug-1996                           $     11,802          $     12,839    $     15,154
Sep-1996                           $     12,057          $     13,155    $     16,006
Oct-1996                           $     12,353          $     13,504    $     16,445
Nov-1996                           $     12,903          $     14,149    $     17,693
Dec-1996                           $     14,280          $     15,799    $     17,346
Jan-1997                           $     14,366          $     15,894    $     18,423
Feb-1997                           $     14,313          $     15,838    $     18,572
Mar-1997                           $     14,399          $     15,959    $     17,800
Apr-1997                           $     13,938          $     15,374    $     18,862
May-1997                           $     14,346          $     15,834    $     20,021
Jun-1997                           $     15,108          $     16,705    $     20,913
Jul-1997                           $     15,505          $     17,158    $     22,574
Aug-1997                           $     15,431          $     17,060    $     21,319
Sep-1997                           $     16,837          $     18,706    $     22,487
Oct-1997                           $     16,365          $     18,110    $     21,736
Nov-1997                           $     16,666          $     18,483    $     22,742
Dec-1997                           $     17,046          $     18,906    $     23,134
Jan-1998                           $     16,844          $     18,681    $     23,390
Feb-1998                           $     16,562          $     18,300    $     25,077
Mar-1998                           $     17,003          $     18,717    $     26,361
Apr-1998                           $     16,460          $     18,075    $     26,627
May-1998                           $     16,358          $     17,941    $     26,169
Jun-1998                           $     16,370          $     17,938    $     27,231
Jul-1998                           $     15,286          $     16,671    $     26,943
Aug-1998                           $     13,887          $     15,106    $     23,047
Sep-1998                           $     14,768          $     16,029    $     24,524
Oct-1998                           $     14,452          $     15,719    $     26,518
Nov-1998                           $     14,666          $     15,977    $     28,125
Dec-1998                           $     14,425          $     15,699    $     29,745
Jan-1999                           $     14,140          $     15,285    $     30,988
Feb-1999                           $     14,045          $     15,059    $     30,025
Mar-1999                           $     13,949          $     15,056    $     31,226
Apr-1999                           $     15,269          $     16,507    $     32,434
May-1999                           $     15,674          $     16,946    $     31,669
Jun-1999                           $     15,412          $     16,646    $     33,426
Jul-1999                           $     14,925          $     16,080    $     32,383
Aug-1999                           $     14,794          $     15,964    $     32,221
Sep-1999                           $     14,152          $     15,270    $     31,338
Oct-1999                           $     13,866          $     14,949    $     33,322
Nov-1999                           $     13,676          $     14,738    $     33,999
Dec-1999                           $     14,139          $     15,296    $     36,001
Jan-2000                           $     14,227          $     15,392    $     34,194
Feb-2000                           $     14,012          $     15,153    $     33,548
Mar-2000                           $     14,517          $     15,753    $     36,829
Apr-2000                           $     15,449          $     16,870    $     35,720
May-2000                           $     15,676          $     17,086    $     34,988
Jun-2000                           $     16,129          $     17,519    $     35,848
Jul-2000                           $     17,477          $     19,167    $     35,289
Aug-2000                           $     16,860          $     18,448    $     37,481
Sep-2000                           $     17,465          $     19,157    $     35,502
Oct-2000                           $     16,721          $     18,337    $     35,353
Nov-2000                           $     17,024          $     18,718    $     32,567
Dec-2000                           $     18,153          $     20,043    $     32,726
Jan-2001                           $     18,220          $     20,039    $     33,888
Feb-2001                           $     17,927          $     19,709    $     30,798
Mar-2001                           $     18,074          $     19,839    $     28,845
Apr-2001                           $     18,433          $     20,275    $     31,086
May-2001                           $     18,887          $     20,770    $     31,295
Jun-2001                           $     20,009          $     22,010    $     30,534
Jul-2001                           $     19,594          $     21,568    $     30,235
Aug-2001                           $     20,315          $     22,426    $     28,342
Sep-2001                           $     19,675          $     21,482    $     26,052
Oct-2001                           $     19,048          $     20,717    $     26,550
Nov-2001                           $     20,050          $     21,968    $     28,586
Dec-2001                           $     20,543          $     22,531    $     28,838
Jan-2002                           $     20,473          $     22,443    $     28,417
Feb-2002                           $     20,856          $     22,934    $     27,868
Mar-2002                           $     22,159          $     24,416    $     28,916
Apr-2002                           $     22,301          $     24,553    $     27,164
May-2002                           $     22,598          $     24,882    $     26,963
Jun-2002                           $     23,208          $     25,544    $     25,043
Jul-2002                           $     22,031          $     24,162    $     23,090
Aug-2002                           $     22,089          $     24,183    $     23,242
Sep-2002                           $     21,296          $     23,223    $     20,716
Oct-2002                           $     20,218          $     21,979    $     22,539
Nov-2002                           $     21,124          $     23,029    $     23,866
Dec-2002                           $     21,401          $     23,342    $     22,463
Jan-2003                           $     20,861          $     22,663    $     21,874
Feb-2003                           $     21,237          $     23,076    $     21,546
Mar-2003                           $     21,747          $     23,636    $     21,755
Apr-2003                           $     22,571          $     24,546    $     23,548
May-2003                           $     23,814          $     25,936    $     24,789
Jun-2003                           $     24,310          $     26,496    $     25,106
Jul-2003                           $     25,554          $     27,905    $     25,548
Aug-2003                           $     25,733          $     28,137    $     26,046
Sep-2003                           $     26,618          $     29,127    $     25,770
Oct-2003                           $     26,978          $     29,558    $     27,229
Nov-2003                           $     28,193          $     30,862    $     27,468

ANNUALIZED            ONE    FIVE    TEN
TOTAL RETURN (%)     YEAR   YEARS   YEARS
-----------------------------------------
                     33.47  13.96   10.92

- THE PORTFOLIO INVESTS IN EQUITY REITS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) STOCKS, BONDS, BILLS AND INFLATION YEARBOOK(TM), Ibbotson Associates, Chicago (annually updated worKs by Roger C. Ibbotson and Rex A. Sinquefield).

Wilshire REIT Index courtesy of Wilshire Associates Incorporated.

[CHART]

LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

           LARGE CAP INTERNATIONAL PORTFOLIO   MSCI EAFE INDEX (NET DIVIDENDS)
Nov-1993                        $     10,000                      $     10,000
Dec-1993                        $     10,625                      $     10,722
Jan-1994                        $     11,372                      $     11,628
Feb-1994                        $     11,043                      $     11,595
Mar-1994                        $     10,723                      $     11,096
Apr-1994                        $     11,106                      $     11,566
May-1994                        $     10,999                      $     11,500
Jun-1994                        $     11,169                      $     11,662
Jul-1994                        $     11,310                      $     11,775
Aug-1994                        $     11,586                      $     12,055
Sep-1994                        $     11,168                      $     11,675
Oct-1994                        $     11,622                      $     12,064
Nov-1994                        $     11,075                      $     11,483
Dec-1994                        $     11,188                      $     11,556
Jan-1995                        $     10,866                      $     11,112
Feb-1995                        $     10,790                      $     11,081
Mar-1995                        $     11,511                      $     11,771
Apr-1995                        $     11,918                      $     12,214
May-1995                        $     11,777                      $     12,068
Jun-1995                        $     11,596                      $     11,856
Jul-1995                        $     12,252                      $     12,595
Aug-1995                        $     11,768                      $     12,115
Sep-1995                        $     11,966                      $     12,351
Oct-1995                        $     11,795                      $     12,019
Nov-1995                        $     12,113                      $     12,353
Dec-1995                        $     12,648                      $     12,851
Jan-1996                        $     12,619                      $     12,903
Feb-1996                        $     12,580                      $     12,947
Mar-1996                        $     12,840                      $     13,223
Apr-1996                        $     13,187                      $     13,608
May-1996                        $     13,023                      $     13,358
Jun-1996                        $     13,100                      $     13,432
Jul-1996                        $     12,724                      $     13,040
Aug-1996                        $     12,781                      $     13,069
Sep-1996                        $     13,157                      $     13,416
Oct-1996                        $     13,041                      $     13,280
Nov-1996                        $     13,648                      $     13,808
Dec-1996                        $     13,450                      $     13,630
Jan-1997                        $     12,850                      $     13,153
Feb-1997                        $     13,047                      $     13,369
Mar-1997                        $     13,224                      $     13,417
Apr-1997                        $     13,333                      $     13,488
May-1997                        $     14,178                      $     14,366
Jun-1997                        $     15,160                      $     15,157
Jul-1997                        $     15,426                      $     15,403
Aug-1997                        $     14,364                      $     14,252
Sep-1997                        $     15,298                      $     15,051
Oct-1997                        $     14,039                      $     13,895
Nov-1997                        $     14,029                      $     13,753
Dec-1997                        $     14,191                      $     13,873
Jan-1998                        $     14,711                      $     14,507
Feb-1998                        $     15,512                      $     15,438
Mar-1998                        $     16,031                      $     15,913
Apr-1998                        $     16,131                      $     16,039
May-1998                        $     16,140                      $     15,961
Jun-1998                        $     16,341                      $     16,082
Jul-1998                        $     16,450                      $     16,244
Aug-1998                        $     14,489                      $     14,232
Sep-1998                        $     14,028                      $     13,796
Oct-1998                        $     15,430                      $     15,234
Nov-1998                        $     16,291                      $     16,014
Dec-1998                        $     16,775                      $     16,646
Jan-1999                        $     16,672                      $     16,596
Feb-1999                        $     16,306                      $     16,201
Mar-1999                        $     17,048                      $     16,877
Apr-1999                        $     17,738                      $     17,560
May-1999                        $     16,823                      $     16,656
Jun-1999                        $     17,554                      $     17,306
Jul-1999                        $     18,053                      $     17,820
Aug-1999                        $     18,176                      $     17,885
Sep-1999                        $     18,308                      $     18,066
Oct-1999                        $     19,010                      $     18,735
Nov-1999                        $     19,732                      $     19,385
Dec-1999                        $     21,555                      $     21,125
Jan-2000                        $     20,094                      $     19,784
Feb-2000                        $     20,528                      $     20,316
Mar-2000                        $     21,357                      $     21,104
Apr-2000                        $     20,259                      $     19,994
May-2000                        $     19,834                      $     19,506
Jun-2000                        $     20,580                      $     20,269
Jul-2000                        $     19,750                      $     19,420
Aug-2000                        $     19,926                      $     19,589
Sep-2000                        $     18,974                      $     18,635
Oct-2000                        $     18,507                      $     18,195
Nov-2000                        $     17,917                      $     17,513
Dec-2000                        $     18,538                      $     18,134
Jan-2001                        $     18,455                      $     18,125
Feb-2001                        $     17,141                      $     16,766
Mar-2001                        $     16,047                      $     15,648
Apr-2001                        $     17,098                      $     16,735
May-2001                        $     16,551                      $     16,144
Jun-2001                        $     15,909                      $     15,484
Jul-2001                        $     15,604                      $     15,202
Aug-2001                        $     15,235                      $     14,818
Sep-2001                        $     13,774                      $     13,317
Oct-2001                        $     14,142                      $     13,658
Nov-2001                        $     14,616                      $     14,162
Dec-2001                        $     14,677                      $     14,245
Jan-2002                        $     13,908                      $     13,489
Feb-2002                        $     13,993                      $     13,583
Mar-2002                        $     14,784                      $     14,318
Apr-2002                        $     14,826                      $     14,412
May-2002                        $     15,050                      $     14,595
Jun-2002                        $     14,495                      $     14,015
Jul-2002                        $     13,170                      $     12,631
Aug-2002                        $     13,138                      $     12,602
Sep-2002                        $     11,771                      $     11,249
Oct-2002                        $     12,391                      $     11,853
Nov-2002                        $     12,936                      $     12,391
Dec-2002                        $     12,534                      $     11,975
Jan-2003                        $     12,033                      $     11,475
Feb-2003                        $     11,739                      $     11,213
Mar-2003                        $     11,510                      $     10,993
Apr-2003                        $     12,599                      $     12,070
May-2003                        $     13,350                      $     12,801
Jun-2003                        $     13,666                      $     13,111
Jul-2003                        $     13,982                      $     13,429
Aug-2003                        $     14,298                      $     13,752
Sep-2003                        $     14,734                      $     14,176
Oct-2003                        $     15,616                      $     15,059
Nov-2003                        $     15,954                      $     15,394

ANNUALIZED            ONE      FIVE     TEN
TOTAL RETURN (%)     YEAR     YEARS    YEARS
--------------------------------------------
                     23.33    -0.42     4.78

- THE PORTFOLIO PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN EUROPE, AUSTRALIA AND THE FAR EAST (CURRENTLY 21 COUNTRIES). INVESTMENT WILL BE APPROXIMATELY MARKET CAP WEIGHTED. COUNTRY WEIGHTING REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

[CHART]

INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
CITIGROUP EXTENDED MARKET INDEX-EPAC
SEPTEMBER 30, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

             INTERNATIONAL SMALL COMPANY PORTFOLIO   CITIGROUP EXTENDED MARKET INDEX EPAC
9/30/96                               $      9,930                           $     10,000
10/31/96                              $      9,841                           $      9,924
11/30/96                              $      9,890                           $     10,070
12/31/96                              $      9,569                           $      9,887
1/31/97                               $      9,350                           $      9,623
2/28/97                               $      9,460                           $      9,799
3/31/97                               $      9,281                           $      9,690
4/30/97                               $      9,082                           $      9,546
5/31/97                               $      9,739                           $     10,148
6/30/97                               $      9,918                           $     10,388
7/31/97                               $      9,510                           $     10,186
8/31/97                               $      9,083                           $      9,729
9/30/97                               $      8,864                           $      9,856
10/31/97                              $      8,466                           $      9,470
11/30/97                              $      7,779                           $      9,092
12/31/97                              $      7,299                           $      8,870
1/31/98                               $      7,814                           $      9,285
2/28/98                               $      8,611                           $      9,973
3/31/98                               $      8,763                           $     10,442
4/30/98                               $      8,652                           $     10,525
5/31/98                               $      8,641                           $     10,768
6/30/98                               $      8,359                           $     10,465
7/31/98                               $      8,167                           $     10,440
8/31/98                               $      7,259                           $      9,216
9/30/98                               $      7,027                           $      8,938
10/31/98                              $      7,471                           $      9,576
11/30/98                              $      7,895                           $      9,891
12/31/98                              $      7,898                           $     10,123
1/31/99                               $      7,774                           $     10,084
2/28/99                               $      7,631                           $      9,897
3/31/99                               $      7,950                           $     10,252
4/30/99                               $      8,702                           $     10,778
5/31/99                               $      8,661                           $     10,490
6/30/99                               $      9,278                           $     10,844
7/31/99                               $      9,515                           $     11,262
8/31/99                               $      9,618                           $     11,434
9/30/99                               $      9,566                           $     11,398
10/31/99                              $      9,453                           $     11,303
11/30/99                              $      9,402                           $     11,700
12/31/99                              $      9,625                           $     12,449
1/31/2000                             $      9,603                           $     12,127
2/29/2000                             $      9,719                           $     12,560
3/31/2000                             $     10,002                           $     12,668
4/30/2000                             $      9,192                           $     11,872
5/31/2000                             $      9,223                           $     11,671
6/30/2000                             $      9,991                           $     12,426
7/31/2000                             $      9,570                           $     11,990
8/31/2000                             $      9,823                           $     12,308
9/30/2000                             $      9,497                           $     11,696
10/31/2000                            $      8,908                           $     11,062
11/30/2000                            $      8,929                           $     10,652
12/31/2000                            $      9,103                           $     11,069
1/31/2001                             $      9,256                           $     11,169
2/28/2001                             $      9,180                           $     10,750
3/31/2001                             $      8,634                           $      9,887
4/30/2001                             $      9,256                           $     10,572
5/31/2001                             $      9,322                           $     10,521
6/30/2001                             $      9,169                           $     10,130
7/31/2001                             $      8,875                           $      9,864
8/31/2001                             $      9,038                           $      9,857
9/30/2001                             $      7,980                           $      8,581
10/31/2001                            $      8,286                           $      8,942
11/30/2001                            $      8,362                           $      9,266
12/31/2001                            $      8,146                           $      9,254
1/31/2002                             $      8,046                           $      9,020
2/28/2002                             $      8,324                           $      9,196
3/31/2002                             $      8,736                           $      9,795
4/30/2002                             $      9,048                           $     10,001
5/31/2002                             $      9,571                           $     10,361
6/30/2002                             $      9,326                           $     10,000
7/31/2002                             $      8,836                           $      8,990
8/31/2002                             $      8,758                           $      8,980
9/30/2002                             $      8,135                           $      8,147
10/31/2002                            $      8,035                           $      8,297
11/30/2002                            $      8,246                           $      8,605
12/31/2002                            $      8,301                           $      8,464
1/31/2003                             $      8,279                           $      8,250
2/28/2003                             $      8,324                           $      8,108
3/31/2003                             $      8,290                           $      8,056
4/30/2003                             $      8,971                           $      8,859
5/31/2003                             $      9,799                           $      9,601
6/30/2003                             $     10,241                           $      9,927
7/31/2003                             $     10,592                           $     10,264
8/31/2003                             $     11,137                           $     10,728
9/30/2003                             $     11,771                           $     11,236
10/31/2003                            $     12,406                           $     12,033
11/30/2003                            $     12,474                           $     12,210

ANNUALIZED           ONE        FIVE            FROM
TOTAL RETURN (%)    YEAR       YEARS     SEPTEMBER 30, 1996
-----------------------------------------------------------
                    51.28       9.43            3.13

- THE PORTFOLIO INVESTS IN FOUR INTERNATIONAL SERIES OF THE DFA INVESTMENT TRUST COMPANY. THE PORTFOLIO INVESTS 20%-45% IN THE JAPANESE SMALL COMPANY SERIES, 0%-25% IN THE PACIFIC RIM SMALL COMPANY SERIES, 20%-45% IN THE CONTINENTAL SMALL COMPANY SERIES, AND 5%-25% IN THE UNITED KINGDOM SMALL COMPANY SERIES.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since October 1996 reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. Prior to October 1996, the reimbursement fee was 0.7%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-EPAC is courtesy of Citigroup
Global Markets Inc.

[CHART]

JAPANESE SMALL COMPANY PORTFOLIO VS.
CITIGROUP EXTENDED MARKET INDEX-JAPAN
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

              JAPANESE SMALL COMPANY PORTFOLIO   CITIGROUP EXTENDED MARKET INDEX-JAPAN
11/30/93                          $      9,900                            $     10,000
12/31/93                          $     10,215                            $     10,222
1/31/94                           $     12,253                            $     11,895
2/28/94                           $     12,867                            $     12,534
3/31/94                           $     13,120                            $     12,690
4/30/94                           $     13,637                            $     13,174
5/31/94                           $     13,773                            $     13,253
6/30/94                           $     14,940                            $     14,308
7/31/94                           $     14,402                            $     13,893
8/31/94                           $     14,229                            $     13,702
9/30/94                           $     13,586                            $     13,234
10/31/94                          $     13,946                            $     13,437
11/30/94                          $     12,829                            $     12,457
12/31/94                          $     13,227                            $     12,777
1/31/95                           $     12,776                            $     12,218
2/28/95                           $     11,927                            $     11,424
3/31/95                           $     12,613                            $     12,255
4/30/95                           $     13,064                            $     12,612
5/31/95                           $     11,708                            $     11,512
6/30/95                           $     11,085                            $     10,986
7/31/95                           $     11,991                            $     11,724
8/31/95                           $     12,002                            $     11,475
9/30/95                           $     11,588                            $     11,283
10/31/95                          $     11,179                            $     10,802
11/30/95                          $     11,990                            $     11,310
12/31/95                          $     12,754                            $     11,915
1/31/96                           $     13,027                            $     11,990
2/29/96                           $     12,786                            $     11,812
3/31/96                           $     13,235                            $     12,139
4/30/96                           $     14,620                            $     13,289
5/31/96                           $     14,022                            $     12,678
6/30/96                           $     13,866                            $     12,662
7/31/96                           $     12,782                            $     11,948
8/31/96                           $     12,424                            $     11,447
9/30/96                           $     12,472                            $     11,545
10/31/96                          $     11,595                            $     10,806
11/30/96                          $     11,237                            $     10,557
12/31/96                          $      9,848                            $      9,497
1/31/97                           $      8,893                            $      8,610
2/28/97                           $      8,818                            $      8,606
3/31/97                           $      8,178                            $      8,120
4/30/97                           $      8,041                            $      8,116
5/31/97                           $      9,373                            $      9,295
6/30/97                           $      9,522                            $      9,572
7/31/97                           $      8,436                            $      8,833
8/31/97                           $      7,526                            $      7,913
9/30/97                           $      6,388                            $      7,165
10/31/97                          $      6,554                            $      7,135
11/30/97                          $      5,405                            $      6,139
12/31/97                          $      4,453                            $      5,306
1/31/98                           $      5,683                            $      6,278
2/28/98                           $      6,135                            $      6,492
3/31/98                           $      5,584                            $      6,107
4/30/98                           $      5,294                            $      5,920
5/31/98                           $      5,068                            $      5,722
6/30/98                           $      5,184                            $      5,787
7/31/98                           $      5,132                            $      5,725
8/31/98                           $      4,581                            $      5,292
9/30/98                           $      4,332                            $      5,192
10/31/98                          $      4,871                            $      5,887
11/30/98                          $      5,277                            $      6,099
12/31/98                          $      5,169                            $      6,299
1/31/99                           $      5,291                            $      6,285
2/28/99                           $      5,087                            $      6,091
3/31/99                           $      5,677                            $      6,818
4/30/99                           $      6,262                            $      7,142
5/31/99                           $      5,981                            $      6,880
6/30/99                           $      6,547                            $      7,405
7/31/99                           $      6,857                            $      7,940
8/31/99                           $      6,985                            $      8,296
9/30/99                           $      6,997                            $      8,624
10/31/99                          $      6,880                            $      8,618
11/30/99                          $      6,489                            $      8,589
12/31/99                          $      5,931                            $      8,314
1/31/2000                         $      5,990                            $      8,250
2/29/2000                         $      5,683                            $      7,954
3/31/2000                         $      6,496                            $      8,585
4/30/2000                         $      5,807                            $      7,943
5/31/2000                         $      6,089                            $      8,031
6/30/2000                         $      6,972                            $      8,881
7/31/2000                         $      6,130                            $      7,754
8/31/2000                         $      6,577                            $      8,377
9/30/2000                         $      6,301                            $      8,041
10/31/2000                        $      5,654                            $      7,369
11/30/2000                        $      5,824                            $      7,349
12/31/2000                        $      5,352                            $      6,830
1/31/2001                         $      5,322                            $      6,749
2/28/2001                         $      5,429                            $      6,648
3/31/2001                         $      5,363                            $      6,467
4/30/2001                         $      6,024                            $      7,165
5/31/2001                         $      6,078                            $      7,212
6/30/2001                         $      6,036                            $      6,973
7/31/2001                         $      5,583                            $      6,537
8/31/2001                         $      5,720                            $      6,546
9/30/2001                         $      5,220                            $      6,083
10/31/2001                        $      5,369                            $      6,134
11/30/2001                        $      5,012                            $      5,858
12/31/2001                        $      4,446                            $      5,320
1/31/2002                         $      4,205                            $      4,960
2/28/2002                         $      4,542                            $      5,221
3/31/2002                         $      4,771                            $      5,478
4/30/2002                         $      4,970                            $      5,778
5/31/2002                         $      5,458                            $      6,354
6/30/2002                         $      5,211                            $      6,129
7/31/2002                         $      5,150                            $      5,919
8/31/2002                         $      5,078                            $      5,814
9/30/2002                         $      4,934                            $      5,634
10/31/2002                        $      4,542                            $      5,217
11/30/2002                        $      4,512                            $      5,247
12/31/2002                        $      4,477                            $      5,207
1/31/2003                         $      4,477                            $      5,102
2/28/2003                         $      4,807                            $      5,323
3/31/2003                         $      4,843                            $      5,301
4/30/2003                         $      5,057                            $      5,448
5/31/2003                         $      5,368                            $      5,670
6/30/2003                         $      5,783                            $      6,091
7/31/2003                         $      5,856                            $      6,181
8/31/2003                         $      6,363                            $      6,776
9/30/2003                         $      6,766                            $      7,336
10/31/2003                        $      7,028                            $      7,683
11/30/2003                        $      6,589                            $      7,286

ANNUALIZED            ONE    FIVE         TEN
TOTAL RETURN (%)     YEAR   YEARS        YEARS
----------------------------------------------
                    46.03    4.43        -4.09

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE JAPANESE SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE FIRST AND SECOND SECTIONS OF THE TOKYO STOCK EXCHANGE.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN JAPANESE SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-Japan is courtesy of Citigroup
Global Markets Inc.

[CHART]

PACIFIC RIM SMALL COMPANY PORTFOLIO VS.
CITIGROUP EXTENDED MARKET INDEX-PAC RIM EX JAPAN
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

              PACIFIC RIM SMALL COMPANY PORTFOLIO  CITIGROUP EXTENDED MARKET INDEX PAC RIM EX JAPAN
11/30/93                             $      9,850                                      $     10,000
12/31/93                             $     11,451                                      $     11,868
1/31/94                              $     10,820                                      $     11,535
2/28/94                              $     10,934                                      $     11,385
3/31/94                              $      9,780                                      $     10,028
4/30/94                              $     10,032                                      $     10,180
5/31/94                              $     10,038                                      $     10,172
6/30/94                              $      9,761                                      $      9,688
7/31/94                              $     10,037                                      $     10,117
8/31/94                              $     10,620                                      $     10,570
9/30/94                              $     10,981                                      $     10,593
10/31/94                             $     11,078                                      $     10,497
11/30/94                             $     10,271                                      $      9,567
12/31/94                             $     10,069                                      $      9,393
1/31/95                              $      8,995                                      $      8,456
2/28/95                              $      9,320                                      $      8,985
3/31/95                              $      9,353                                      $      8,943
4/30/95                              $      9,203                                      $      9,036
5/31/95                              $      9,523                                      $      9,393
6/30/95                              $      9,562                                      $      9,335
7/31/95                              $     10,180                                      $      9,918
8/31/95                              $      9,992                                      $      9,792
9/30/95                              $     10,077                                      $      9,869
10/31/95                             $      9,771                                      $      9,567
11/30/95                             $      9,628                                      $      9,604
12/31/95                             $      9,781                                      $      9,933
1/31/96                              $     10,457                                      $     10,866
2/29/96                              $     10,519                                      $     11,089
3/31/96                              $     10,684                                      $     11,225
4/30/96                              $     11,539                                      $     11,695
5/31/96                              $     11,207                                      $     11,530
6/30/96                              $     10,897                                      $     11,506
7/31/96                              $     10,532                                      $     11,002
8/31/96                              $     10,835                                      $     11,648
9/30/96                              $     11,001                                      $     11,895
10/31/96                             $     11,119                                      $     12,138
11/30/96                             $     11,463                                      $     12,913
12/31/96                             $     11,186                                      $     12,954
1/31/97                              $     11,424                                      $     12,983
2/28/97                              $     12,058                                      $     13,666
3/31/97                              $     11,522                                      $     13,058
4/30/97                              $     11,246                                      $     12,798
5/31/97                              $     11,664                                      $     13,322
6/30/97                              $     11,760                                      $     13,502
7/31/97                              $     11,709                                      $     13,504
8/31/97                              $     11,052                                      $     12,518
9/30/97                              $     10,560                                      $     12,202
10/31/97                             $      7,988                                      $      9,296
11/30/97                             $      7,100                                      $      8,535
12/31/97                             $      6,477                                      $      8,202
1/31/98                              $      5,793                                      $      7,353
2/28/98                              $      7,375                                      $      8,656
3/31/98                              $      7,120                                      $      8,360
4/30/98                              $      6,469                                      $      7,923
5/31/98                              $      5,629                                      $      7,090
6/30/98                              $      4,821                                      $      6,341
7/31/98                              $      4,499                                      $      6,168
8/31/98                              $      3,799                                      $      5,172
9/30/98                              $      4,054                                      $      5,807
10/31/98                             $      4,755                                      $      6,724
11/30/98                             $      5,397                                      $      7,233
12/31/98                             $      5,241                                      $      7,035
1/31/99                              $      5,233                                      $      6,952
2/28/99                              $      5,011                                      $      6,923
3/31/99                              $      5,199                                      $      7,392
4/30/99                              $      6,548                                      $      8,490
5/31/99                              $      6,966                                      $      8,163
6/30/99                              $      8,358                                      $      8,897
7/31/99                              $      8,127                                      $      8,879
8/31/99                              $      8,033                                      $      8,730
9/30/99                              $      7,896                                      $      8,637
10/31/99                             $      7,905                                      $      8,467
11/30/99                             $      8,332                                      $      8,965
12/31/99                             $      8,925                                      $      9,531
1/31/2000                            $      8,738                                      $      8,938
2/29/2000                            $      8,872                                      $      8,647
3/31/2000                            $      8,801                                      $      8,827
4/30/2000                            $      7,874                                      $      8,211
5/31/2000                            $      7,277                                      $      7,719
6/30/2000                            $      7,909                                      $      8,746
7/31/2000                            $      7,865                                      $      8,723
8/31/2000                            $      7,981                                      $      8,972
9/30/2000                            $      7,259                                      $      8,183
10/31/2000                           $      6,930                                      $      7,774
11/30/2000                           $      7,027                                      $      7,824
12/31/2000                           $      7,274                                      $      8,267
1/31/2001                            $      7,461                                      $      8,474
2/28/2001                            $      7,405                                      $      8,380
3/31/2001                            $      6,639                                      $      7,470
4/30/2001                            $      7,004                                      $      8,015
5/31/2001                            $      7,312                                      $      8,255
6/30/2001                            $      7,461                                      $      8,584
7/31/2001                            $      7,209                                      $      8,140
8/31/2001                            $      7,265                                      $      8,176
9/30/2001                            $      6,341                                      $      7,272
10/31/2001                           $      6,817                                      $      7,877
11/30/2001                           $      7,191                                      $      8,563
12/31/2001                           $      7,300                                      $      8,734
1/31/2002                            $      7,640                                      $      9,175
2/28/2002                            $      7,718                                      $      9,421
3/31/2002                            $      8,048                                      $     10,010
4/30/2002                            $      8,096                                      $      9,779
5/31/2002                            $      8,553                                      $     10,161
6/30/2002                            $      8,281                                      $      9,776
7/31/2002                            $      7,786                                      $      9,249
8/31/2002                            $      7,922                                      $      9,405
9/30/2002                            $      7,388                                      $      8,563
10/31/2002                           $      7,611                                      $      8,770
11/30/2002                           $      7,689                                      $      9,134
12/31/2002                           $      7,785                                      $      8,965
1/31/2003                            $      8,040                                      $      9,267
2/28/2003                            $      8,081                                      $      9,203
3/31/2003                            $      7,918                                      $      9,003
4/30/2003                            $      8,143                                      $      9,678
5/31/2003                            $      8,969                                      $     10,595
6/30/2003                            $      9,387                                      $     11,184
7/31/2003                            $     10,020                                      $     11,590
8/31/2003                            $     10,724                                      $     12,246
9/30/2003                            $     11,581                                      $     12,812
10/31/2003                           $     12,255                                      $     13,829
11/30/2003                           $     12,347                                      $     13,996

ANNUALIZED            ONE    FIVE    TEN
TOTAL RETURN (%)     YEAR   YEARS   YEARS
-----------------------------------------
                     60.58  17.76    2.13

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE PACIFIC RIM SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRALIA, HONG KONG, NEW ZEALAND, AND SINGAPORE.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN PACIFIC RIM SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 1% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-Pacific Rim ex Japan is courtesy of Citigroup Global Markets Inc.

[CHART]

UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
CITIGROUP EXTENDED MARKET INDEX-UNITED KINGDOM
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

            UNITED KINGDOM SMALL COMPANY PORTFOLIO   CITIGROUP EXTENDED MARKET INDEX UNITED KINGDOM
11/30/93                             $       9,850                                    $      10,000
12/31/93                             $      10,438                                    $      10,793
1/31/94                              $      11,854                                    $      11,880
2/28/94                              $      11,804                                    $      11,474
3/31/94                              $      11,124                                    $      10,878
4/30/94                              $      11,524                                    $      11,144
5/31/94                              $      11,166                                    $      10,525
6/30/94                              $      10,825                                    $      10,366
7/31/94                              $      11,090                                    $      10,952
8/31/94                              $      11,477                                    $      11,526
9/30/94                              $      11,324                                    $      10,922
10/31/94                             $      11,538                                    $      11,389
11/30/94                             $      11,017                                    $      10,902
12/31/94                             $      10,923                                    $      10,979
1/31/95                              $      10,890                                    $      10,854
2/28/95                              $      10,719                                    $      10,798
3/31/95                              $      11,166                                    $      11,301
4/30/95                              $      11,452                                    $      11,570
5/31/95                              $      11,847                                    $      11,934
6/30/95                              $      11,814                                    $      11,833
7/31/95                              $      12,323                                    $      12,740
8/31/95                              $      12,308                                    $      12,691
9/30/95                              $      12,555                                    $      13,135
10/31/95                             $      12,385                                    $      12,968
11/30/95                             $      11,942                                    $      12,764
12/31/95                             $      12,096                                    $      13,133
1/31/96                              $      12,150                                    $      13,173
2/29/96                              $      12,580                                    $      13,718
3/31/96                              $      12,957                                    $      14,187
4/30/96                              $      13,574                                    $      14,841
5/31/96                              $      14,073                                    $      15,160
6/30/96                              $      13,945                                    $      14,865
7/31/96                              $      13,478                                    $      14,456
8/31/96                              $      13,941                                    $      15,151
9/30/96                              $      14,041                                    $      15,177
10/31/96                             $      14,716                                    $      15,948
11/30/96                             $      15,136                                    $      16,458
12/31/96                             $      15,700                                    $      17,023
1/31/97                              $      15,506                                    $      16,614
2/28/97                              $      16,020                                    $      17,202
3/31/97                              $      16,129                                    $      17,090
4/30/97                              $      15,860                                    $      16,766
5/31/97                              $      15,779                                    $      16,819
6/30/97                              $      15,607                                    $      16,898
7/31/97                              $      15,092                                    $      16,775
8/31/97                              $      15,481                                    $      17,203
9/30/97                              $      16,042                                    $      18,041
10/31/97                             $      16,608                                    $      18,241
11/30/97                             $      16,414                                    $      18,345
12/31/97                             $      16,255                                    $      18,393
1/31/98                              $      16,339                                    $      18,656
2/28/98                              $      16,955                                    $      19,853
3/31/98                              $      18,352                                    $      21,670
4/30/98                              $      18,411                                    $      22,060
5/31/98                              $      19,094                                    $      22,693
6/30/98                              $      18,399                                    $      21,747
7/31/98                              $      17,034                                    $      21,042
8/31/98                              $      15,329                                    $      18,887
9/30/98                              $      14,627                                    $      18,287
10/31/98                             $      14,299                                    $      18,823
11/30/98                             $      14,187                                    $      19,095
12/31/98                             $      14,436                                    $      19,204
1/31/99                              $      14,675                                    $      19,769
2/28/99                              $      15,161                                    $      20,188
3/31/99                              $      16,054                                    $      21,018
4/30/99                              $      17,114                                    $      22,323
5/31/99                              $      17,018                                    $      21,680
6/30/99                              $      17,440                                    $      22,005
7/31/99                              $      18,563                                    $      23,088
8/31/99                              $      19,153                                    $      23,093
9/30/99                              $      18,803                                    $      22,425
10/31/99                             $      18,556                                    $      22,026
11/30/99                             $      19,306                                    $      23,872
12/31/99                             $      20,474                                    $      25,583
1/31/2000                            $      21,072                                    $      24,752
2/29/2000                            $      20,615                                    $      25,430
3/31/2000                            $      20,305                                    $      25,219
4/30/2000                            $      18,577                                    $      23,928
5/31/2000                            $      17,794                                    $      22,564
6/30/2000                            $      19,269                                    $      24,130
7/31/2000                            $      19,400                                    $      24,301
8/31/2000                            $      19,774                                    $      24,729
9/30/2000                            $      19,802                                    $      23,599
10/31/2000                           $      18,887                                    $      22,848
11/30/2000                           $      18,037                                    $      21,242
12/31/2000                           $      19,500                                    $      23,118
1/31/2001                            $      19,878                                    $      23,199
2/28/2001                            $      19,015                                    $      22,405
3/31/2001                            $      17,532                                    $      20,517
4/30/2001                            $      18,437                                    $      21,711
5/31/2001                            $      18,700                                    $      22,104
6/30/2001                            $      17,995                                    $      21,255
7/31/2001                            $      17,481                                    $      20,828
8/31/2001                            $      18,038                                    $      21,205
9/30/2001                            $      15,325                                    $      18,155
10/31/2001                           $      16,009                                    $      18,843
11/30/2001                           $      17,072                                    $      19,901
12/31/2001                           $      17,767                                    $      20,804
1/31/2002                            $      17,278                                    $      20,074
2/28/2002                            $      17,449                                    $      20,252
3/31/2002                            $      18,325                                    $      21,715
4/30/2002                            $      19,122                                    $      22,158
5/31/2002                            $      19,327                                    $      22,330
6/30/2002                            $      18,554                                    $      21,301
7/31/2002                            $      17,212                                    $      19,403
8/31/2002                            $      17,224                                    $      19,401
9/30/2002                            $      15,757                                    $      17,688
10/31/2002                           $      15,689                                    $      18,176
11/30/2002                           $      16,201                                    $      18,551
12/31/2002                           $      16,160                                    $      18,211
1/31/2003                            $      15,761                                    $      17,290
2/28/2003                            $      15,239                                    $      16,707
3/31/2003                            $      15,095                                    $      16,592
4/30/2003                            $      16,512                                    $      18,611
5/31/2003                            $      18,487                                    $      20,695
6/30/2003                            $      19,529                                    $      21,178
7/31/2003                            $      20,316                                    $      22,037
8/31/2003                            $      21,164                                    $      22,615
9/30/2003                            $      21,976                                    $      23,277
10/31/2003                           $      23,224                                    $      25,317
11/30/2003                           $      23,333                                    $      25,643

ANNUALIZED              ONE    FIVE      TEN
TOTAL RETURN (%)       YEAR    YEARS    YEARS
---------------------------------------------
                       44.03   10.46     8.84

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.K. SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES IN THE UNITED KINGDOM.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN UNITED KINGDOM SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

The returns shown prior to July 1995 reflect a reimbursement fee of 1.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-United Kingdom is courtesy of Citigroup Global Markets Inc.

[CHART]

CONTINENTAL SMALL COMPANY PORTFOLIO VS.
CITIGROUP EXTENDED MARKET INDEX-EUROPE EX UNITED KINGDOM
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

              CONTINENTAL SMALL COMPANY PORTFOLIO  CITIGROUP EXTENDED MARKET INDEX EUROPE EX UNITED KINGDOM
11/30/93                            $       9,850                                              $     10,000
12/31/93                            $      10,516                                              $     10,735
1/31/94                             $      11,309                                              $     11,509
2/28/94                             $      11,458                                              $     11,378
3/31/94                             $      11,827                                              $     11,453
4/30/94                             $      12,282                                              $     11,825
5/31/94                             $      12,102                                              $     11,573
6/30/94                             $      11,984                                              $     11,401
7/31/94                             $      12,283                                              $     11,860
8/31/94                             $      12,408                                              $     11,968
9/30/94                             $      12,134                                              $     11,741
10/31/94                            $      12,141                                              $     11,964
11/30/94                            $      11,642                                              $     11,404
12/31/94                            $      11,674                                              $     11,503
1/31/95                             $      11,594                                              $     11,425
2/28/95                             $      11,809                                              $     11,759
3/31/95                             $      11,983                                              $     11,874
4/30/95                             $      12,222                                              $     12,372
5/31/95                             $      12,421                                              $     12,729
6/30/95                             $      12,589                                              $     13,042
7/31/95                             $      12,900                                              $     13,500
8/31/95                             $      12,272                                              $     12,780
9/30/95                             $      12,279                                              $     13,038
10/31/95                            $      11,881                                              $     12,763
11/30/95                            $      11,488                                              $     12,518
12/31/95                            $      11,676                                              $     12,856
1/31/96                             $      11,917                                              $     13,097
2/29/96                             $      12,432                                              $     13,573
3/31/96                             $      12,629                                              $     13,746
4/30/96                             $      12,629                                              $     13,797
5/31/96                             $      12,921                                              $     14,172
6/30/96                             $      13,032                                              $     14,518
7/31/96                             $      12,749                                              $     14,226
8/31/96                             $      12,800                                              $     14,535
9/30/96                             $      12,629                                              $     14,501
10/31/96                            $      12,852                                              $     14,581
11/30/96                            $      13,093                                              $     14,940
12/31/96                            $      13,349                                              $     15,204
1/31/97                             $      13,664                                              $     15,490
2/28/97                             $      13,692                                              $     15,643
3/31/97                             $      14,175                                              $     16,137
4/30/97                             $      13,785                                              $     15,803
5/31/97                             $      14,342                                              $     16,598
6/30/97                             $      14,834                                              $     17,161
7/31/97                             $      14,797                                              $     17,376
8/31/97                             $      14,556                                              $     16,696
9/30/97                             $      15,586                                              $     17,915
10/31/97                            $      15,140                                              $     17,211
11/30/97                            $      14,797                                              $     17,128
12/31/97                            $      14,911                                              $     17,411
1/31/98                             $      15,449                                              $     18,078
2/28/98                             $      16,595                                              $     19,604
3/31/98                             $      18,178                                              $     21,215
4/30/98                             $      18,898                                              $     21,781
5/31/98                             $      19,892                                              $     23,086
6/30/98                             $      19,375                                              $     22,525
7/31/98                             $      19,447                                              $     23,000
8/31/98                             $      17,407                                              $     19,877
9/30/98                             $      16,585                                              $     18,883
10/31/98                            $      17,061                                              $     19,995
11/30/98                            $      17,670                                              $     20,709
12/31/98                            $      17,828                                              $     21,450
1/31/99                             $      16,911                                              $     21,015
2/28/99                             $      16,587                                              $     20,263
3/31/99                             $      16,331                                              $     20,092
4/30/99                             $      16,806                                              $     20,752
5/31/99                             $      16,622                                              $     20,368
6/30/99                             $      16,726                                              $     20,669
7/31/99                             $      17,098                                              $     21,095
8/31/99                             $      17,202                                              $     21,420
9/30/99                             $      17,260                                              $     21,263
10/31/99                            $      17,005                                              $     21,161
11/30/99                            $      16,564                                              $     21,629
12/31/99                            $      17,351                                              $     24,043
1/31/2000                           $      17,035                                              $     23,434
2/29/2000                           $      18,162                                              $     25,422
3/31/2000                           $      18,189                                              $     25,084
4/30/2000                           $      17,268                                              $     23,493
5/31/2000                           $      17,776                                              $     23,482
6/30/2000                           $      18,477                                              $     24,303
7/31/2000                           $      18,077                                              $     24,063
8/31/2000                           $      18,092                                              $     24,154
9/30/2000                           $      17,721                                              $     22,884
10/31/2000                          $      16,924                                              $     21,707
11/30/2000                          $      16,937                                              $     20,820
12/31/2000                          $      18,092                                              $     22,292
1/31/2001                           $      18,572                                              $     22,746
2/28/2001                           $      18,267                                              $     21,541
3/31/2001                           $      16,826                                              $     19,376
4/30/2001                           $      17,450                                              $     20,444
5/31/2001                           $      17,227                                              $     19,859
6/30/2001                           $      16,698                                              $     18,886
7/31/2001                           $      16,922                                              $     18,788
8/31/2001                           $      17,033                                              $     18,532
9/30/2001                           $      14,856                                              $     15,648
10/31/2001                          $      15,305                                              $     16,537
11/30/2001                          $      15,945                                              $     17,530
12/31/2001                          $      16,064                                              $     17,742
1/31/2002                           $      16,082                                              $     17,470
2/28/2002                           $      16,320                                              $     17,650
3/31/2002                           $      17,146                                              $     18,859
4/30/2002                           $      17,825                                              $     19,159
5/31/2002                           $      18,540                                              $     19,609
6/30/2002                           $      18,540                                              $     19,084
7/31/2002                           $      17,073                                              $     16,843
8/31/2002                           $      16,834                                              $     16,609
9/30/2002                           $      15,073                                              $     14,433
10/31/2002                          $      15,532                                              $     15,416
11/30/2002                          $      16,375                                              $     16,391
12/31/2002                          $      16,683                                              $     16,076
1/31/2003                           $      16,544                                              $     15,652
2/28/2003                           $      16,069                                              $     14,988
3/31/2003                           $      15,951                                              $     14,937
4/30/2003                           $      17,948                                              $     16,949
5/31/2003                           $      19,746                                              $     18,423
6/30/2003                           $      20,082                                              $     18,685
7/31/2003                           $      20,772                                              $     19,416
8/31/2003                           $      21,227                                              $     19,981
9/30/2003                           $      22,314                                              $     20,782
10/31/2003                          $      23,678                                              $     22,272
11/30/2003                          $      24,903                                              $     23,435

ANNUALIZED               ONE    FIVE     TEN
TOTAL RETURN (%)        YEAR   YEARS    YEARS
---------------------------------------------
                       52.08    6.89     9.55

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE CONTINENTAL SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, IRELAND, ITALY, THE NETHERLANDS, NORWAY, PORTUGAL, SPAIN, SWEDEN, AND SWITZERLAND.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN CONTINENTAL SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 1% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-Europe ex United Kingdom is courtesy of Citigroup Global Markets Inc.

[CHART]

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
CITIGROUP EXTENDED MARKET INDEX-EPAC
DECEMBER 29, 1994-NOVEMBER 30, 2003

GROWTH OF $10,000

            DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO    CITIGROUP EXTENDED MARKET INDEX EPAC
Dec-1994                                  $      10,000
Dec-1994                                  $       9,900                           $      10,000
Jan-1995                                  $       9,831                           $       9,680
Feb-1995                                  $       9,682                           $       9,522
Mar-1995                                  $       9,999                           $       9,925
Apr-1995                                  $      10,256                           $      10,223
May-1995                                  $      10,068                           $      10,028
Jun-1995                                  $       9,880                           $       9,894
Jul-1995                                  $      10,266                           $      10,481
Aug-1995                                  $      10,009                           $      10,209
Sep-1995                                  $       9,860                           $      10,288
Oct-1995                                  $       9,544                           $       9,995
Nov-1995                                  $       9,632                           $      10,088
Dec-1995                                  $      10,015                           $      10,478
Jan-1996                                  $      10,214                           $      10,663
Feb-1996                                  $      10,324                           $      10,823
Mar-1996                                  $      10,463                           $      11,074
Apr-1996                                  $      11,010                           $      11,661
May-1996                                  $      11,070                           $      11,559
Jun-1996                                  $      10,920                           $      11,581
Jul-1996                                  $      10,472                           $      11,146
Aug-1996                                  $      10,422                           $      11,229
Sep-1996                                  $      10,422                           $      11,285
Oct-1996                                  $      10,293                           $      11,200
Nov-1996                                  $      10,402                           $      11,364
Dec-1996                                  $      10,109                           $      11,157
Jan-1997                                  $       9,859                           $      10,859
Feb-1997                                  $       9,942                           $      11,058
Mar-1997                                  $       9,858                           $      10,935
Apr-1997                                  $       9,630                           $      10,772
May-1997                                  $      10,274                           $      11,452
Jun-1997                                  $      10,430                           $      11,724
Jul-1997                                  $      10,025                           $      11,495
Aug-1997                                  $       9,568                           $      10,979
Sep-1997                                  $       9,391                           $      11,123
Oct-1997                                  $       9,017                           $      10,687
Nov-1997                                  $       8,259                           $      10,260
Dec-1997                                  $       7,812                           $      10,010
Jan-1998                                  $       8,372                           $      10,478
Feb-1998                                  $       9,205                           $      11,255
Mar-1998                                  $       9,392                           $      11,784
Apr-1998                                  $       9,228                           $      11,878
May-1998                                  $       9,140                           $      12,153
Jun-1998                                  $       8,877                           $      11,810
Jul-1998                                  $       8,603                           $      11,781
Aug-1998                                  $       7,659                           $      10,401
Sep-1998                                  $       7,461                           $      10,087
Oct-1998                                  $       7,923                           $      10,807
Nov-1998                                  $       8,273                           $      11,162
Dec-1998                                  $       8,225                           $      11,425
Jan-1999                                  $       8,053                           $      11,380
Feb-1999                                  $       7,950                           $      11,170
Mar-1999                                  $       8,420                           $      11,569
Apr-1999                                  $       9,290                           $      12,163
May-1999                                  $       9,210                           $      11,838
Jun-1999                                  $       9,817                           $      12,238
Jul-1999                                  $      10,138                           $      12,709
Aug-1999                                  $      10,184                           $      12,904
Sep-1999                                  $      10,127                           $      12,863
Oct-1999                                  $       9,943                           $      12,756
Nov-1999                                  $       9,726                           $      13,204
Dec-1999                                  $       9,791                           $      14,049
Jan-2000                                  $       9,638                           $      13,686
Feb-2000                                  $       9,403                           $      14,175
Mar-2000                                  $       9,767                           $      14,297
Apr-2000                                  $       9,156                           $      13,397
May-2000                                  $       9,297                           $      13,171
Jun-2000                                  $      10,107                           $      14,023
Jul-2000                                  $       9,731                           $      13,531
Aug-2000                                  $       9,907                           $      13,889
Sep-2000                                  $       9,590                           $      13,199
Oct-2000                                  $       9,086                           $      12,484
Nov-2000                                  $       9,203                           $      12,021
Dec-2000                                  $       9,487                           $      12,492
Jan-2001                                  $       9,748                           $      12,604
Feb-2001                                  $       9,848                           $      12,132
Mar-2001                                  $       9,338                           $      11,157
Apr-2001                                  $      10,034                           $      11,931
May-2001                                  $      10,084                           $      11,873
Jun-2001                                  $       9,998                           $      11,432
Jul-2001                                  $       9,774                           $      11,132
Aug-2001                                  $       9,985                           $      11,124
Sep-2001                                  $       8,891                           $       9,684
Oct-2001                                  $       9,139                           $      10,091
Nov-2001                                  $       9,189                           $      10,457
Dec-2001                                  $       9,051                           $      10,443
Jan-2002                                  $       8,961                           $      10,179
Feb-2002                                  $       9,318                           $      10,378
Mar-2002                                  $       9,764                           $      11,054
Apr-2002                                  $      10,147                           $      11,286
May-2002                                  $      10,784                           $      11,693
Jun-2002                                  $      10,594                           $      11,286
Jul-2002                                  $      10,033                           $      10,146
Aug-2002                                  $      10,008                           $      10,135
Sep-2002                                  $       9,346                           $       9,194
Oct-2002                                  $       9,257                           $       9,363
Nov-2002                                  $       9,460                           $       9,711
Dec-2002                                  $       9,577                           $       9,551
Jan-2003                                  $       9,603                           $       9,311
Feb-2003                                  $       9,654                           $       9,150
Mar-2003                                  $       9,564                           $       9,091
Apr-2003                                  $      10,474                           $       9,998
May-2003                                  $      11,528                           $      10,835
Jun-2003                                  $      12,178                           $      11,203
Jul-2003                                  $      12,672                           $      11,584
Aug-2003                                  $      13,375                           $      12,107
Sep-2003                                  $      14,129                           $      12,680
Oct-2003                                  $      14,935                           $      13,580
Nov-2003                                  $      15,000                           $      13,780

ANNUALIZED               ONE    FIVE        FROM
TOTAL RETURN (%)        YEAR   YEARS   DECEMBER 29, 1994
--------------------------------------------------------
                       58.56   12.49        4.65

- THIS PORTFOLIO INVESTS IN THE STOCKS OF SMALL NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES INCLUDED IN THE MSCI EAFE INDEX.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown since April 1998 reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. From July 1995 to March 1998, the reimbursement fee was 0.7%. Prior to July 1995, the reimbursement fee was 1%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-EPAC is courtesy of Citigroup Global Markets
Inc.

[CHART]

EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
APRIL 25, 1994-NOVEMBER 30, 2003

GROWTH OF $10,000

            EMERGING MARKETS PORTFOLIO    MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
4/25/94                  $      10,000                                    $      10,000
4/30/94                  $       9,850                                    $      10,000
5/31/94                  $       9,998                                    $      10,320
6/30/94                  $      10,047                                    $      10,018
7/31/94                  $      10,775                                    $      10,635
8/31/94                  $      11,741                                    $      11,942
9/30/94                  $      11,859                                    $      12,066
10/31/94                 $      11,505                                    $      11,832
11/30/94                 $      11,131                                    $      11,204
12/31/94                 $      10,323                                    $      10,296
1/31/95                  $       9,367                                    $       9,194
2/28/95                  $       9,308                                    $       8,950
3/31/95                  $       9,712                                    $       8,985
4/30/95                  $      10,185                                    $       9,371
5/31/95                  $      10,904                                    $       9,844
6/30/95                  $      10,963                                    $       9,853
7/31/95                  $      11,396                                    $      10,059
8/31/95                  $      10,963                                    $       9,809
9/30/95                  $      10,755                                    $       9,749
10/31/95                 $      10,381                                    $       9,367
11/30/95                 $      10,243                                    $       9,191
12/31/95                 $      10,544                                    $       9,581
1/31/96                  $      11,672                                    $      10,253
2/29/96                  $      11,425                                    $      10,073
3/31/96                  $      11,514                                    $      10,133
4/30/96                  $      11,841                                    $      10,502
5/31/96                  $      11,841                                    $      10,429
6/30/96                  $      11,930                                    $      10,472
7/31/96                  $      10,910                                    $       9,738
8/31/96                  $      11,216                                    $       9,973
9/30/96                  $      11,454                                    $      10,045
10/31/96                 $      11,196                                    $       9,770
11/30/96                 $      11,593                                    $       9,922
12/31/96                 $      11,746                                    $       9,954
1/31/97                  $      12,933                                    $      10,624
2/28/97                  $      13,092                                    $      11,072
3/31/97                  $      12,723                                    $      10,754
4/30/97                  $      12,235                                    $      10,735
5/31/97                  $      12,833                                    $      11,014
6/30/97                  $      13,362                                    $      11,580
7/31/97                  $      13,371                                    $      11,729
8/31/97                  $      11,425                                    $      10,223
9/30/97                  $      11,894                                    $      10,490
10/31/97                 $      10,128                                    $       8,760
11/30/97                 $       9,589                                    $       8,435
12/31/97                 $       9,524                                    $       8,619
1/31/98                  $       9,339                                    $       7,936
2/28/98                  $      10,253                                    $       8,760
3/31/98                  $      10,613                                    $       9,111
4/30/98                  $      10,438                                    $       8,994
5/31/98                  $       9,236                                    $       7,734
6/30/98                  $       8,403                                    $       6,907
7/31/98                  $       8,753                                    $       7,101
8/31/98                  $       6,534                                    $       5,022
9/30/98                  $       6,554                                    $       5,326
10/31/98                 $       7,612                                    $       5,880
11/30/98                 $       8,383                                    $       6,363
12/31/98                 $       8,625                                    $       6,247
1/31/99                  $       8,417                                    $       6,142
2/28/99                  $       8,500                                    $       6,197
3/31/99                  $       9,270                                    $       6,994
4/30/99                  $      10,922                                    $       7,849
5/31/99                  $      10,902                                    $       7,779
6/30/99                  $      11,972                                    $       8,646
7/31/99                  $      11,785                                    $       8,398
8/31/99                  $      11,734                                    $       8,468
9/30/99                  $      11,349                                    $       8,171
10/31/99                 $      11,786                                    $       8,338
11/30/99                 $      12,856                                    $       9,082
12/31/99                 $      14,810                                    $      10,226
1/31/2000                $      14,580                                    $      10,267
2/29/2000                $      14,192                                    $      10,399
3/31/2000                $      14,276                                    $      10,433
4/30/2000                $      13,355                                    $       9,430
5/31/2000                $      12,613                                    $       9,020
6/30/2000                $      12,864                                    $       9,308
7/31/2000                $      12,110                                    $       8,819
8/31/2000                $      12,236                                    $       8,849
9/30/2000                $      11,356                                    $       8,065
10/31/2000               $      10,634                                    $       7,477
11/30/2000               $       9,964                                    $       6,819
12/31/2000               $      10,493                                    $       6,974
1/31/2001                $      11,577                                    $       7,919
2/28/2001                $      10,525                                    $       7,293
3/31/2001                $       9,483                                    $       6,543
4/30/2001                $       9,893                                    $       6,847
5/31/2001                $       9,966                                    $       6,907
6/30/2001                $       9,756                                    $       6,747
7/31/2001                $       9,409                                    $       6,303
8/31/2001                $       9,493                                    $       6,230
9/30/2001                $       7,945                                    $       5,253
10/31/2001               $       8,177                                    $       5,576
11/30/2001               $       9,071                                    $       6,152
12/31/2001               $       9,780                                    $       6,632
1/31/2002                $      10,324                                    $       6,848
2/28/2002                $      10,186                                    $       6,953
3/31/2002                $      10,613                                    $       7,343
4/30/2002                $      10,720                                    $       7,372
5/31/2002                $      10,453                                    $       7,235
6/30/2002                $       9,653                                    $       6,681
7/31/2002                $       9,184                                    $       6,156
8/31/2002                $       9,216                                    $       6,245
9/30/2002                $       8,246                                    $       5,560
10/31/2002               $       8,587                                    $       5,916
11/30/2002               $       9,227                                    $       6,317
12/31/2002               $       8,858                                    $       6,102
1/31/2003                $       8,847                                    $       6,068
2/28/2003                $       8,707                                    $       5,877
3/31/2003                $       8,566                                    $       5,688
4/30/2003                $       9,713                                    $       6,166
5/31/2003                $      10,426                                    $       6,590
6/30/2003                $      10,827                                    $       6,950
7/31/2003                $      11,043                                    $       7,367
8/31/2003                $      11,541                                    $       7,845
9/30/2003                $      12,049                                    $       7,889
10/31/2003               $      12,969                                    $       8,547
11/30/2003               $      12,839                                    $       8,635

ANNUALIZED               ONE    FIVE        FROM
TOTAL RETURN (%)        YEAR   YEARS    APRIL 25, 1994
------------------------------------------------------
                       39.14    8.79        2.64

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MARCH 5, 1998-NOVEMBER 30, 2003

GROWTH OF $10,000

             EMERGING MARKETS SMALL CAP PORTFOLIO   MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
3/5/98                              $      10,000                                   $      10,000
3/30/98                             $      10,385                                   $      10,000
4/30/98                             $      10,643                                   $       9,872
5/31/98                             $       9,959                                   $       8,489
6/30/98                             $       9,326                                   $       7,581
7/31/98                             $       9,554                                   $       7,795
8/31/98                             $       7,366                                   $       5,512
9/30/98                             $       7,079                                   $       5,846
10/31/98                            $       7,970                                   $       6,454
11/30/98                            $       8,999                                   $       6,984
12/31/98                            $       9,301                                   $       6,857
1/31/99                             $       8,899                                   $       6,741
2/28/99                             $       8,888                                   $       6,802
3/31/99                             $       9,743                                   $       7,677
4/30/99                             $      11,824                                   $       8,615
5/31/99                             $      12,235                                   $       8,539
6/30/99                             $      13,749                                   $       9,490
7/31/99                             $      13,666                                   $       9,218
8/31/99                             $      13,923                                   $       9,295
9/30/99                             $      13,748                                   $       8,969
10/31/99                            $      14,201                                   $       9,152
11/30/99                            $      15,323                                   $       9,969
12/31/99                            $      17,239                                   $      11,224
1/31/2000                           $      17,568                                   $      11,269
2/29/2000                           $      17,343                                   $      11,414
3/31/2000                           $      17,291                                   $      11,452
4/30/2000                           $      16,029                                   $      10,350
5/31/2000                           $      15,147                                   $       9,900
6/30/2000                           $      15,112                                   $      10,217
7/31/2000                           $      14,611                                   $       9,680
8/31/2000                           $      14,558                                   $       9,713
9/30/2000                           $      13,642                                   $       8,853
10/31/2000                          $      12,554                                   $       8,207
11/30/2000                          $      11,741                                   $       7,484
12/31/2000                          $      11,751                                   $       7,655
1/31/2001                           $      12,409                                   $       8,692
2/28/2001                           $      11,631                                   $       8,005
3/31/2001                           $      10,674                                   $       7,182
4/30/2001                           $      10,953                                   $       7,516
5/31/2001                           $      11,073                                   $       7,581
6/30/2001                           $      11,093                                   $       7,405
7/31/2001                           $      10,893                                   $       6,919
8/31/2001                           $      10,813                                   $       6,838
9/30/2001                           $       9,158                                   $       5,766
10/31/2001                          $       9,617                                   $       6,120
11/30/2001                          $      10,634                                   $       6,752
12/31/2001                          $      11,447                                   $       7,279
1/31/2002                           $      12,330                                   $       7,516
2/28/2002                           $      12,209                                   $       7,631
3/31/2002                           $      12,972                                   $       8,059
4/30/2002                           $      13,334                                   $       8,092
5/31/2002                           $      13,214                                   $       7,941
6/30/2002                           $      12,351                                   $       7,333
7/31/2002                           $      11,768                                   $       6,756
8/31/2002                           $      11,908                                   $       6,854
9/30/2002                           $      10,543                                   $       6,103
10/31/2002                          $      10,984                                   $       6,494
11/30/2002                          $      11,828                                   $       6,934
12/31/2002                          $      11,426                                   $       6,698
1/31/2003                           $      11,631                                   $       6,660
2/28/2003                           $      11,508                                   $       6,450
3/31/2003                           $      11,406                                   $       6,243
4/30/2003                           $      12,885                                   $       6,768
5/31/2003                           $      13,851                                   $       7,233
6/30/2003                           $      14,447                                   $       7,629
7/31/2003                           $      14,735                                   $       8,086
8/31/2003                           $      15,619                                   $       8,611
9/30/2003                           $      16,215                                   $       8,659
10/31/2003                          $      17,613                                   $       9,381
11/30/2003                          $      17,962                                   $       9,478

ANNUALIZED               ONE    FIVE        FROM
TOTAL RETURN (%)        YEAR   YEARS   MARCH 5, 1998
----------------------------------------------------
                       51.86   14.59       10.75

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SMALL CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. SMALL COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
THREE-MONTH U.S. TREASURY BILL INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

             DFA ONE-YEAR FIXED INCOME PORTFOLIO     THREE-MONTH U.S. TREASURY BILL INDEX
Nov-1993                           $      10,000                            $      10,000
Dec-1993                           $      10,033                            $      10,030
Jan-1994                           $      10,083                            $      10,059
Feb-1994                           $      10,063                            $      10,078
Mar-1994                           $      10,059                            $      10,107
Apr-1994                           $      10,053                            $      10,133
May-1994                           $      10,074                            $      10,163
Jun-1994                           $      10,107                            $      10,205
Jul-1994                           $      10,167                            $      10,242
Aug-1994                           $      10,206                            $      10,277
Sep-1994                           $      10,223                            $      10,315
Oct-1994                           $      10,257                            $      10,360
Nov-1994                           $      10,249                            $      10,401
Dec-1994                           $      10,280                            $      10,453
Jan-1995                           $      10,377                            $      10,505
Feb-1995                           $      10,475                            $      10,556
Mar-1995                           $      10,539                            $      10,610
Apr-1995                           $      10,608                            $      10,660
May-1995                           $      10,720                            $      10,715
Jun-1995                           $      10,780                            $      10,770
Jul-1995                           $      10,836                            $      10,821
Aug-1995                           $      10,891                            $      10,875
Sep-1995                           $      10,938                            $      10,923
Oct-1995                           $      10,996                            $      10,975
Nov-1995                           $      11,048                            $      11,024
Dec-1995                           $      11,100                            $      11,085
Jan-1996                           $      11,148                            $      11,136
Feb-1996                           $      11,191                            $      11,180
Mar-1996                           $      11,240                            $      11,222
Apr-1996                           $      11,279                            $      11,270
May-1996                           $      11,316                            $      11,319
Jun-1996                           $      11,376                            $      11,366
Jul-1996                           $      11,428                            $      11,417
Aug-1996                           $      11,483                            $      11,468
Sep-1996                           $      11,551                            $      11,522
Oct-1996                           $      11,634                            $      11,572
Nov-1996                           $      11,701                            $      11,622
Dec-1996                           $      11,741                            $      11,673
Jan-1997                           $      11,799                            $      11,726
Feb-1997                           $      11,847                            $      11,772
Mar-1997                           $      11,867                            $      11,822
Apr-1997                           $      11,946                            $      11,878
May-1997                           $      12,003                            $      11,939
Jun-1997                           $      12,074                            $      11,983
Jul-1997                           $      12,156                            $      12,037
Aug-1997                           $      12,191                            $      12,089
Sep-1997                           $      12,263                            $      12,144
Oct-1997                           $      12,334                            $      12,197
Nov-1997                           $      12,371                            $      12,244
Dec-1997                           $      12,444                            $      12,297
Jan-1998                           $      12,518                            $      12,355
Feb-1998                           $      12,559                            $      12,399
Mar-1998                           $      12,622                            $      12,457
Apr-1998                           $      12,668                            $      12,513
May-1998                           $      12,738                            $      12,566
Jun-1998                           $      12,787                            $      12,619
Jul-1998                           $      12,859                            $      12,674
Aug-1998                           $      12,917                            $      12,733
Sep-1998                           $      12,977                            $      12,797
Oct-1998                           $      13,022                            $      12,847
Nov-1998                           $      13,079                            $      12,890
Dec-1998                           $      13,151                            $      12,941
Jan-1999                           $      13,203                            $      12,988
Feb-1999                           $      13,234                            $      13,026
Mar-1999                           $      13,300                            $      13,079
Apr-1999                           $      13,358                            $      13,126
May-1999                           $      13,386                            $      13,177
Jun-1999                           $      13,442                            $      13,233
Jul-1999                           $      13,485                            $      13,287
Aug-1999                           $      13,505                            $      13,340
Sep-1999                           $      13,578                            $      13,400
Oct-1999                           $      13,639                            $      13,452
Nov-1999                           $      13,705                            $      13,506
Dec-1999                           $      13,755                            $      13,567
Jan-2000                           $      13,783                            $      13,625
Feb-2000                           $      13,870                            $      13,685
Mar-2000                           $      13,939                            $      13,756
Apr-2000                           $      13,989                            $      13,821
May-2000                           $      14,045                            $      13,905
Jun-2000                           $      14,146                            $      13,965
Jul-2000                           $      14,240                            $      14,028
Aug-2000                           $      14,327                            $      14,101
Sep-2000                           $      14,434                            $      14,176
Oct-2000                           $      14,505                            $      14,249
Nov-2000                           $      14,593                            $      14,328
Dec-2000                           $      14,679                            $      14,407
Jan-2001                           $      14,781                            $      14,502
Feb-2001                           $      14,856                            $      14,557
Mar-2001                           $      14,912                            $      14,624
Apr-2001                           $      14,986                            $      14,688
May-2001                           $      15,036                            $      14,745
Jun-2001                           $      15,083                            $      14,788
Jul-2001                           $      15,169                            $      14,837
Aug-2001                           $      15,237                            $      14,886
Sep-2001                           $      15,393                            $      14,950
Oct-2001                           $      15,484                            $      14,989
Nov-2001                           $      15,498                            $      15,022
Dec-2001                           $      15,524                            $      15,046
Jan-2002                           $      15,553                            $      15,068
Feb-2002                           $      15,612                            $      15,088
Mar-2002                           $      15,558                            $      15,110
Apr-2002                           $      15,653                            $      15,135
May-2002                           $      15,717                            $      15,159
Jun-2002                           $      15,797                            $      15,182
Jul-2002                           $      15,906                            $      15,204
Aug-2002                           $      15,954                            $      15,226
Sep-2002                           $      16,002                            $      15,250
Oct-2002                           $      16,048                            $      15,273
Nov-2002                           $      16,030                            $      15,297
Dec-2002                           $      16,130                            $      15,316
Jan-2003                           $      16,146                            $      15,331
Feb-2003                           $      16,193                            $      15,345
Mar-2003                           $      16,217                            $      15,363
Apr-2003                           $      16,251                            $      15,377
May-2003                           $      16,287                            $      15,392
Jun-2003                           $      16,305                            $      15,414
Jul-2003                           $      16,261                            $      15,425
Aug-2003                           $      16,275                            $      15,437
Sep-2003                           $      16,355                            $      15,453
Oct-2003                           $      16,325                            $      15,465
Nov-2003                           $      16,328                            $      15,477

ANNUALIZED               ONE    FIVE    TEN
TOTAL RETURN (%)        YEAR   YEARS   YEARS
--------------------------------------------
                        1.86    4.54    5.03

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY INVESTING IN THE DFA ONE-YEAR FIXED INCOME SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH USES A STRATEGY OF SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVEL ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN HIGH QUALITY OBLIGATIONS, INCLUDING BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, CORPORATE DEBT OBLIGATIONS AND COMMERCIAL PAPER OF U.S. AS WELL AS NON-U.S. ISSUERS. AVERAGE MATURITY IS MAINTAINED UNDER ONE YEAR WITH NO INDIVIDUAL ISSUE LONGER THAN TWO YEARS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a share-holder would pay on fund distributions or the redemption of fund shares.

Three-Month U.S. Treasury Bill Index courtesy of Merrill Lynch.

[CHART]

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
FEBRUARY 9, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

             DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO     MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
Feb-1996                                  $      10,000
Feb-1996                                  $      10,000                                         $      10,000
Mar-1996                                  $      10,046                                         $       9,993
Apr-1996                                  $      10,096                                         $      10,002
May-1996                                  $      10,147                                         $      10,023
Jun-1996                                  $      10,184                                         $      10,096
Jul-1996                                  $      10,256                                         $      10,137
Aug-1996                                  $      10,357                                         $      10,172
Sep-1996                                  $      10,429                                         $      10,265
Oct-1996                                  $      10,520                                         $      10,381
Nov-1996                                  $      10,592                                         $      10,461
Dec-1996                                  $      10,635                                         $      10,462
Jan-1997                                  $      10,709                                         $      10,511
Feb-1997                                  $      10,750                                         $      10,536
Mar-1997                                  $      10,747                                         $      10,534
Apr-1997                                  $      10,811                                         $      10,620
May-1997                                  $      10,884                                         $      10,694
Jun-1997                                  $      10,962                                         $      10,767
Jul-1997                                  $      11,016                                         $      10,887
Aug-1997                                  $      11,059                                         $      10,898
Sep-1997                                  $      11,128                                         $      10,981
Oct-1997                                  $      11,171                                         $      11,061
Nov-1997                                  $      11,204                                         $      11,087
Dec-1997                                  $      11,260                                         $      11,163
Jan-1998                                  $      11,351                                         $      11,271
Feb-1998                                  $      11,396                                         $      11,282
Mar-1998                                  $      11,458                                         $      11,331
Apr-1998                                  $      11,492                                         $      11,385
May-1998                                  $      11,561                                         $      11,448
Jun-1998                                  $      11,603                                         $      11,507
Jul-1998                                  $      11,661                                         $      11,562
Aug-1998                                  $      11,741                                         $      11,698
Sep-1998                                  $      11,814                                         $      11,850
Oct-1998                                  $      11,872                                         $      11,902
Nov-1998                                  $      11,918                                         $      11,890
Dec-1998                                  $      11,988                                         $      11,936
Jan-1999                                  $      12,047                                         $      11,987
Feb-1999                                  $      12,094                                         $      11,935
Mar-1999                                  $      12,149                                         $      12,022
Apr-1999                                  $      12,196                                         $      12,064
May-1999                                  $      12,219                                         $      12,057
Jun-1999                                  $      12,269                                         $      12,094
Jul-1999                                  $      12,294                                         $      12,127
Aug-1999                                  $      12,342                                         $      12,159
Sep-1999                                  $      12,405                                         $      12,241
Oct-1999                                  $      12,429                                         $      12,277
Nov-1999                                  $      12,478                                         $      12,304
Dec-1999                                  $      12,537                                         $      12,326
Jan-2000                                  $      12,562                                         $      12,323
Feb-2000                                  $      12,638                                         $      12,406
Mar-2000                                  $      12,693                                         $      12,479
Apr-2000                                  $      12,745                                         $      12,508
May-2000                                  $      12,783                                         $      12,553
Jun-2000                                  $      12,860                                         $      12,690
Jul-2000                                  $      12,925                                         $      12,776
Aug-2000                                  $      13,003                                         $      12,874
Sep-2000                                  $      13,091                                         $      12,975
Oct-2000                                  $      13,157                                         $      13,036
Nov-2000                                  $      13,249                                         $      13,164
Dec-2000                                  $      13,347                                         $      13,322
Jan-2001                                  $      13,444                                         $      13,500
Feb-2001                                  $      13,499                                         $      13,589
Mar-2001                                  $      13,560                                         $      13,709
Apr-2001                                  $      13,616                                         $      13,747
May-2001                                  $      13,658                                         $      13,835
Jun-2001                                  $      13,708                                         $      13,888
Jul-2001                                  $      13,793                                         $      14,057
Aug-2001                                  $      13,864                                         $      14,146
Sep-2001                                  $      14,043                                         $      14,369
Oct-2001                                  $      14,156                                         $      14,511
Nov-2001                                  $      14,142                                         $      14,474
Dec-2001                                  $      14,156                                         $      14,482
Jan-2002                                  $      14,199                                         $      14,513
Feb-2002                                  $      14,256                                         $      14,577
Mar-2002                                  $      14,173                                         $      14,485
Apr-2002                                  $      14,302                                         $      14,644
May-2002                                  $      14,373                                         $      14,720
Jun-2002                                  $      14,472                                         $      14,834
Jul-2002                                  $      14,630                                         $      14,989
Aug-2002                                  $      14,687                                         $      15,061
Sep-2002                                  $      14,753                                         $      15,185
Oct-2002                                  $      14,811                                         $      15,214
Nov-2002                                  $      14,781                                         $      15,209
Dec-2002                                  $      14,903                                         $      15,364
Jan-2003                                  $      14,917                                         $      15,386
Feb-2003                                  $      14,977                                         $      15,464
Mar-2003                                  $      15,003                                         $      15,498
Apr-2003                                  $      15,048                                         $      15,552
May-2003                                  $      15,108                                         $      15,636
Jun-2003                                  $      15,126                                         $      15,669
Jul-2003                                  $      15,037                                         $      15,575
Aug-2003                                  $      15,037                                         $      15,589
Sep-2003                                  $      15,178                                         $      15,748
Oct-2003                                  $      15,118                                         $      15,690
Nov-2003                                  $      15,118                                         $      15,690

ANNUALIZED               ONE    FIVE        FROM
TOTAL RETURN (%)        YEAR   YEARS   FEBRUARY 9, 1996
-------------------------------------------------------
                        2.28    4.87        5.44

- THE PORTFOLIO INVESTS IN THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES OF THE DFA INVESTMENT TRUST COMPANY, WHICH IN TURN SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES, HIGH-QUALITY CORPORATE SECURITIES AND CURRENCY HEDGED GLOBAL BONDS WITH A MAXIMUM MATURITY OF TWO YEARS.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch.

[CHART]

DFA FIVE-YEAR GOVERNMENT PORTFOLIO VS.
LEHMAN INTERMEDIATE GOVERNMENT INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

            DFA FIVE-YEAR GOVERNMENT PORTFOLIO       LEHMAN INTERMEDIATE GOVERNMENT INDEX
Nov-1993                         $      10,000                              $      10,000
Dec-1993                         $      10,032                              $      10,041
Jan-1994                         $      10,153                              $      10,140
Feb-1994                         $       9,971                              $      10,001
Mar-1994                         $       9,796                              $       9,855
Apr-1994                         $       9,697                              $       9,791
May-1994                         $       9,712                              $       9,798
Jun-1994                         $       9,706                              $       9,800
Jul-1994                         $       9,837                              $       9,929
Aug-1994                         $       9,865                              $       9,957
Sep-1994                         $       9,765                              $       9,875
Oct-1994                         $       9,763                              $       9,877
Nov-1994                         $       9,688                              $       9,833
Dec-1994                         $       9,716                              $       9,866
Jan-1995                         $       9,827                              $      10,027
Feb-1995                         $       9,931                              $      10,220
Mar-1995                         $       9,980                              $      10,276
Apr-1995                         $      10,053                              $      10,395
May-1995                         $      10,240                              $      10,689
Jun-1995                         $      10,299                              $      10,757
Jul-1995                         $      10,340                              $      10,762
Aug-1995                         $      10,416                              $      10,851
Sep-1995                         $      10,467                              $      10,923
Oct-1995                         $      10,541                              $      11,043
Nov-1995                         $      10,593                              $      11,178
Dec-1995                         $      10,644                              $      11,289
Jan-1996                         $      10,695                              $      11,384
Feb-1996                         $      10,738                              $      11,263
Mar-1996                         $      10,770                              $      11,211
Apr-1996                         $      10,792                              $      11,179
May-1996                         $      10,823                              $      11,173
Jun-1996                         $      10,920                              $      11,287
Jul-1996                         $      10,953                              $      11,322
Aug-1996                         $      10,975                              $      11,335
Sep-1996                         $      11,107                              $      11,481
Oct-1996                         $      11,271                              $      11,669
Nov-1996                         $      11,392                              $      11,810
Dec-1996                         $      11,347                              $      11,746
Jan-1997                         $      11,393                              $      11,791
Feb-1997                         $      11,404                              $      11,810
Mar-1997                         $      11,370                              $      11,743
Apr-1997                         $      11,472                              $      11,875
May-1997                         $      11,551                              $      11,968
Jun-1997                         $      11,636                              $      12,071
Jul-1997                         $      11,786                              $      12,293
Aug-1997                         $      11,786                              $      12,246
Sep-1997                         $      11,879                              $      12,380
Oct-1997                         $      11,972                              $      12,525
Nov-1997                         $      12,006                              $      12,552
Dec-1997                         $      12,072                              $      12,654
Jan-1998                         $      12,145                              $      12,818
Feb-1998                         $      12,192                              $      12,804
Mar-1998                         $      12,252                              $      12,844
Apr-1998                         $      12,300                              $      12,906
May-1998                         $      12,360                              $      12,995
Jun-1998                         $      12,405                              $      13,082
Jul-1998                         $      12,465                              $      13,131
Aug-1998                         $      12,514                              $      13,380
Sep-1998                         $      12,575                              $      13,691
Oct-1998                         $      12,624                              $      13,715
Nov-1998                         $      12,674                              $      13,672
Dec-1998                         $      12,728                              $      13,725
Jan-1999                         $      12,779                              $      13,787
Feb-1999                         $      12,817                              $      13,598
Mar-1999                         $      12,880                              $      13,688
Apr-1999                         $      12,930                              $      13,725
May-1999                         $      12,930                              $      13,641
Jun-1999                         $      12,976                              $      13,662
Jul-1999                         $      13,001                              $      13,663
Aug-1999                         $      13,027                              $      13,682
Sep-1999                         $      13,117                              $      13,800
Oct-1999                         $      13,155                              $      13,828
Nov-1999                         $      13,194                              $      13,837
Dec-1999                         $      13,209                              $      13,794
Jan-2000                         $      13,223                              $      13,747
Feb-2000                         $      13,315                              $      13,861
Mar-2000                         $      13,355                              $      14,020
Apr-2000                         $      13,409                              $      14,014
May-2000                         $      13,449                              $      14,052
Jun-2000                         $      13,586                              $      14,275
Jul-2000                         $      13,667                              $      14,369
Aug-2000                         $      13,763                              $      14,530
Sep-2000                         $      13,872                              $      14,657
Oct-2000                         $      13,926                              $      14,758
Nov-2000                         $      14,007                              $      14,975
Dec-2000                         $      14,103                              $      15,238
Jan-2001                         $      14,216                              $      15,441
Feb-2001                         $      14,273                              $      15,583
Mar-2001                         $      14,343                              $      15,695
Apr-2001                         $      14,385                              $      15,645
May-2001                         $      14,455                              $      15,709
Jun-2001                         $      14,436                              $      15,759
Jul-2001                         $      14,680                              $      16,054
Aug-2001                         $      14,824                              $      16,197
Sep-2001                         $      15,155                              $      16,544
Oct-2001                         $      15,385                              $      16,802
Nov-2001                         $      15,156                              $      16,602
Dec-2001                         $      15,098                              $      16,522
Jan-2002                         $      15,142                              $      16,593
Feb-2002                         $      15,304                              $      16,731
Mar-2002                         $      15,039                              $      16,478
Apr-2002                         $      15,378                              $      16,786
May-2002                         $      15,525                              $      16,904
Jun-2002                         $      15,780                              $      17,115
Jul-2002                         $      16,124                              $      17,437
Aug-2002                         $      16,363                              $      17,636
Sep-2002                         $      16,647                              $      17,939
Oct-2002                         $      16,677                              $      17,927
Nov-2002                         $      16,527                              $      17,785
Dec-2002                         $      16,877                              $      18,114
Jan-2003                         $      16,847                              $      18,074
Feb-2003                         $      17,137                              $      18,278
Mar-2003                         $      17,121                              $      18,282
Apr-2003                         $      17,229                              $      18,333
May-2003                         $      17,627                              $      18,621
Jun-2003                         $      17,594                              $      18,591
Jul-2003                         $      16,975                              $      18,139
Aug-2003                         $      16,929                              $      18,172
Sep-2003                         $      17,470                              $      18,566
Oct-2003                         $      17,207                              $      18,384
Nov-2003                         $      17,192                              $      18,386

ANNUALIZED               ONE    FIVE      TEN
TOTAL RETURN (%)        YEAR   YEARS    YEARS
---------------------------------------------
                        4.02    6.29     5.57

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES WITH A MAXIMUM MATURITY OF FIVE YEARS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Intermediate Government Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
LEHMAN AGGREGATE INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

            DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO    LEHMAN AGGREGATE INDEX
Nov-1993                                  $      10,000             $      10,000
Dec-1993                                  $      10,135             $      10,054
Jan-1994                                  $      10,202             $      10,190
Feb-1994                                  $       9,967             $      10,012
Mar-1994                                  $       9,718             $       9,765
Apr-1994                                  $       9,655             $       9,687
May-1994                                  $       9,580             $       9,686
Jun-1994                                  $       9,495             $       9,666
Jul-1994                                  $       9,566             $       9,858
Aug-1994                                  $       9,639             $       9,870
Sep-1994                                  $       9,592             $       9,725
Oct-1994                                  $       9,610             $       9,716
Nov-1994                                  $       9,709             $       9,695
Dec-1994                                  $       9,697             $       9,762
Jan-1995                                  $       9,775             $       9,955
Feb-1995                                  $       9,919             $      10,192
Mar-1995                                  $      10,116             $      10,254
Apr-1995                                  $      10,254             $      10,397
May-1995                                  $      10,505             $      10,800
Jun-1995                                  $      10,525             $      10,879
Jul-1995                                  $      10,617             $      10,855
Aug-1995                                  $      10,692             $      10,986
Sep-1995                                  $      10,843             $      11,093
Oct-1995                                  $      10,953             $      11,237
Nov-1995                                  $      11,190             $      11,405
Dec-1995                                  $      11,254             $      11,565
Jan-1996                                  $      11,347             $      11,641
Feb-1996                                  $      11,228             $      11,439
Mar-1996                                  $      11,311             $      11,359
Apr-1996                                  $      11,377             $      11,295
May-1996                                  $      11,487             $      11,273
Jun-1996                                  $      11,529             $      11,424
Jul-1996                                  $      11,630             $      11,455
Aug-1996                                  $      11,808             $      11,435
Sep-1996                                  $      12,019             $      11,634
Oct-1996                                  $      12,244             $      11,892
Nov-1996                                  $      12,435             $      12,096
Dec-1996                                  $      12,466             $      11,983
Jan-1997                                  $      12,573             $      12,020
Feb-1997                                  $      12,693             $      12,050
Mar-1997                                  $      12,606             $      11,917
Apr-1997                                  $      12,703             $      12,095
May-1997                                  $      12,800             $      12,210
Jun-1997                                  $      12,997             $      12,356
Jul-1997                                  $      13,156             $      12,689
Aug-1997                                  $      13,181             $      12,581
Sep-1997                                  $      13,303             $      12,767
Oct-1997                                  $      13,352             $      12,953
Nov-1997                                  $      13,414             $      13,012
Dec-1997                                  $      13,502             $      13,144
Jan-1998                                  $      13,636             $      13,312
Feb-1998                                  $      13,730             $      13,301
Mar-1998                                  $      13,817             $      13,346
Apr-1998                                  $      13,870             $      13,416
May-1998                                  $      13,979             $      13,543
Jun-1998                                  $      14,040             $      13,658
Jul-1998                                  $      14,136             $      13,687
Aug-1998                                  $      14,257             $      13,910
Sep-1998                                  $      14,430             $      14,236
Oct-1998                                  $      14,525             $      14,160
Nov-1998                                  $      14,593             $      14,241
Dec-1998                                  $      14,633             $      14,284
Jan-1999                                  $      14,758             $      14,385
Feb-1999                                  $      14,801             $      14,133
Mar-1999                                  $      14,911             $      14,211
Apr-1999                                  $      15,009             $      14,257
May-1999                                  $      15,009             $      14,131
Jun-1999                                  $      14,945             $      14,086
Jul-1999                                  $      14,960             $      14,027
Aug-1999                                  $      15,003             $      14,020
Sep-1999                                  $      15,066             $      14,182
Oct-1999                                  $      15,066             $      14,235
Nov-1999                                  $      15,123             $      14,233
Dec-1999                                  $      15,176             $      14,165
Jan-2000                                  $      15,206             $      14,118
Feb-2000                                  $      15,281             $      14,289
Mar-2000                                  $      15,376             $      14,478
Apr-2000                                  $      15,451             $      14,436
May-2000                                  $      15,480             $      14,429
Jun-2000                                  $      15,575             $      14,729
Jul-2000                                  $      15,665             $      14,863
Aug-2000                                  $      15,740             $      15,078
Sep-2000                                  $      15,846             $      15,173
Oct-2000                                  $      15,954             $      15,273
Nov-2000                                  $      16,045             $      15,524
Dec-2000                                  $      16,186             $      15,813
Jan-2001                                  $      16,314             $      16,070
Feb-2001                                  $      16,394             $      16,210
Mar-2001                                  $      16,480             $      16,291
Apr-2001                                  $      16,528             $      16,223
May-2001                                  $      16,593             $      16,320
Jun-2001                                  $      16,604             $      16,382
Jul-2001                                  $      16,734             $      16,749
Aug-2001                                  $      16,864             $      16,942
Sep-2001                                  $      17,122             $      17,138
Oct-2001                                  $      17,335             $      17,496
Nov-2001                                  $      17,203             $      17,255
Dec-2001                                  $      17,144             $      17,144
Jan-2002                                  $      17,194             $      17,283
Feb-2002                                  $      17,344             $      17,451
Mar-2002                                  $      17,068             $      17,161
Apr-2002                                  $      17,370             $      17,494
May-2002                                  $      17,521             $      17,643
Jun-2002                                  $      17,740             $      17,796
Jul-2002                                  $      18,093             $      18,012
Aug-2002                                  $      18,328             $      18,316
Sep-2002                                  $      18,688             $      18,613
Oct-2002                                  $      18,671             $      18,527
Nov-2002                                  $      18,501             $      18,522
Dec-2002                                  $      18,923             $      18,905
Jan-2003                                  $      18,853             $      18,922
Feb-2003                                  $      19,130             $      19,183
Mar-2003                                  $      19,141             $      19,168
Apr-2003                                  $      19,210             $      19,327
May-2003                                  $      19,644             $      19,686
Jun-2003                                  $      19,623             $      19,647
Jul-2003                                  $      19,081             $      18,987
Aug-2003                                  $      19,047             $      19,112
Sep-2003                                  $      19,571             $      19,619
Oct-2003                                  $      19,323             $      19,436
Nov-2003                                  $      19,323             $      19,483

ANNUALIZED               ONE    FIVE    TEN
TOTAL RETURN (%)        YEAR   YEARS   YEARS
--------------------------------------------
                        4.44    5.78   6.81

- THE PORTFOLIO INVESTS IN U.S. AND INTERNATIONAL GOVERNMENT BONDS, DEBT GUARANTEED BY FOREIGN GOVERNMENTS, HIGH QUALITY CORPORATE DEBT, BANK OBLIGATIONS, AND DEBT OF SUPRANATIONAL ISSUERS WITH MATURITIES OF 5 YEARS OR LESS. ELIGIBLE COUNTRIES INCLUDE THE UNITED STATES, CANADA, UNITED KINGDOM, GERMANY, JAPAN, FRANCE, AUSTRALIA, THE NETHERLANDS, SWEDEN AND DENMARK. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED HORIZON RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE MATURITY RANGE WITH THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. COUNTRY WEIGHTING IS INCREASED OR REDUCED BASED ON EXPECTED RETURNS. THE PORTFOLIO MAY BE CONCENTRATED IN THE U.S. IF WARRANTED BY THE SHAPE OF INTERNATIONAL CURVES.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Aggregate Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
LEHMAN GOVERNMENT INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

               DFA INTERMEDIATE GOVERNMENT
                    FIXED INCOME PORTFOLIO    LEHMAN GOVERNMENT INDEX
Nov-1993                     $      10,000              $      10,000
Dec-1993                     $      10,047              $      10,039
Jan-1994                     $      10,187              $      10,177
Feb-1994                     $       9,954              $       9,961
Mar-1994                     $       9,713              $       9,737
Apr-1994                     $       9,591              $       9,660
May-1994                     $       9,580              $       9,647
Jun-1994                     $       9,549              $       9,625
Jul-1994                     $       9,714              $       9,802
Aug-1994                     $       9,746              $       9,804
Sep-1994                     $       9,590              $       9,666
Oct-1994                     $       9,578              $       9,659
Nov-1994                     $       9,529              $       9,642
Dec-1994                     $       9,571              $       9,700
Jan-1995                     $       9,746              $       9,881
Feb-1995                     $      10,003              $      10,093
Mar-1995                     $      10,055              $      10,157
Apr-1995                     $      10,212              $      10,290
May-1995                     $      10,658              $      10,705
Jun-1995                     $      10,746              $      10,787
Jul-1995                     $      10,692              $      10,747
Aug-1995                     $      10,816              $      10,873
Sep-1995                     $      10,908              $      10,977
Oct-1995                     $      11,061              $      11,144
Nov-1995                     $      11,250              $      11,318
Dec-1995                     $      11,397              $      11,479
Jan-1996                     $      11,488              $      11,549
Feb-1996                     $      11,276              $      11,313
Mar-1996                     $      11,142              $      11,219
Apr-1996                     $      11,039              $      11,147
May-1996                     $      10,998              $      11,129
Jun-1996                     $      11,147              $      11,272
Jul-1996                     $      11,168              $      11,300
Aug-1996                     $      11,137              $      11,275
Sep-1996                     $      11,337              $      11,463
Oct-1996                     $      11,600              $      11,715
Nov-1996                     $      11,810              $      11,919
Dec-1996                     $      11,667              $      11,797
Jan-1997                     $      11,688              $      11,810
Feb-1997                     $      11,699              $      11,827
Mar-1997                     $      11,555              $      11,701
Apr-1997                     $      11,718              $      11,870
May-1997                     $      11,827              $      11,972
Jun-1997                     $      11,955              $      12,106
Jul-1997                     $      12,318              $      12,450
Aug-1997                     $      12,164              $      12,326
Sep-1997                     $      12,362              $      12,511
Oct-1997                     $      12,586              $      12,728
Nov-1997                     $      12,609              $      12,793
Dec-1997                     $      12,736              $      12,927
Jan-1998                     $      12,954              $      13,121
Feb-1998                     $      12,931              $      13,085
Mar-1998                     $      12,950              $      13,122
Apr-1998                     $      13,008              $      13,181
May-1998                     $      13,147              $      13,317
Jun-1998                     $      13,259              $      13,469
Jul-1998                     $      13,283              $      13,489
Aug-1998                     $      13,623              $      13,840
Sep-1998                     $      14,160              $      14,213
Oct-1998                     $      14,041              $      14,165
Nov-1998                     $      14,006              $      14,169
Dec-1998                     $      14,077              $      14,200
Jan-1999                     $      14,127              $      14,283
Feb-1999                     $      13,713              $      13,943
Mar-1999                     $      13,814              $      13,997
Apr-1999                     $      13,827              $      14,029
May-1999                     $      13,630              $      13,906
Jun-1999                     $      13,576              $      13,878
Jul-1999                     $      13,539              $      13,857
Aug-1999                     $      13,515              $      13,857
Sep-1999                     $      13,657              $      13,970
Oct-1999                     $      13,669              $      13,992
Nov-1999                     $      13,669              $      13,972
Dec-1999                     $      13,575              $      13,882
Jan-2000                     $      13,485              $      13,901
Feb-2000                     $      13,614              $      14,098
Mar-2000                     $      13,789              $      14,346
Apr-2000                     $      13,710              $      14,306
May-2000                     $      13,684              $      14,315
Jun-2000                     $      14,038              $      14,570
Jul-2000                     $      14,144              $      14,711
Aug-2000                     $      14,395              $      14,929
Sep-2000                     $      14,534              $      14,971
Oct-2000                     $      14,682              $      15,114
Nov-2000                     $      15,003              $      15,412
Dec-2000                     $      15,413              $      15,719
Jan-2001                     $      15,604              $      15,877
Feb-2001                     $      15,837              $      16,058
Mar-2001                     $      15,913              $      16,115
Apr-2001                     $      15,706              $      15,950
May-2001                     $      15,747              $      16,003
Jun-2001                     $      15,806              $      16,077
Jul-2001                     $      16,254              $      16,462
Aug-2001                     $      16,478              $      16,667
Sep-2001                     $      16,888              $      16,956
Oct-2001                     $      17,343              $      17,394
Nov-2001                     $      16,888              $      17,004
Dec-2001                     $      16,679              $      16,856
Jan-2002                     $      16,766              $      16,966
Feb-2002                     $      16,982              $      17,122
Mar-2002                     $      16,537              $      16,751
Apr-2002                     $      16,975              $      17,149
May-2002                     $      17,194              $      17,252
Jun-2002                     $      17,531              $      17,494
Jul-2002                     $      18,005              $      17,878
Aug-2002                     $      18,433              $      18,232
Sep-2002                     $      19,017              $      18,659
Oct-2002                     $      18,808              $      18,510
Nov-2002                     $      18,569              $      18,351
Dec-2002                     $      19,184              $      18,795
Jan-2003                     $      19,044              $      18,748
Feb-2003                     $      19,509              $      19,050
Mar-2003                     $      19,442              $      18,994
Apr-2003                     $      19,582              $      19,082
May-2003                     $      20,254              $      19,578
Jun-2003                     $      20,118              $      19,476
Jul-2003                     $      18,994              $      18,672
Aug-2003                     $      19,041              $      18,776
Sep-2003                     $      19,774              $      19,323
Oct-2003                     $      19,437              $      19,048
Nov-2003                     $      19,469              $      19,071

ANNUALIZED               ONE    FIVE     TEN
TOTAL RETURN (%)        YEAR   YEARS    YEARS
---------------------------------------------
                        4.85    6.81    6.89

- THE PORTFOLIO EMPLOYS A BUY AND HOLD STRATEGY INVESTING IN GOVERNMENT SECURITIES WITH A MATURITY GENERALLY BETWEEN FIVE AND FIFTEEN YEARS AND ORDINARILY MAINTAINING AN AVERAGE WEIGHTED MATURITY OF SEVEN TO TEN YEARS. THE INVESTMENT UNIVERSE INCLUDES OBLIGATIONS OF THE U.S. GOVERNMENT, U.S. GOVERNMENT AGENCIES AND AAA-RATED DOLLAR DENOMINATED OBLIGATIONS OF FOREIGN SECURITIES AND SUPRANATIONALS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Government Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
LEHMAN MUNICIPAL THREE-YEAR BOND INDEX
AUGUST 20, 2002-NOVEMBER 30, 2003

GROWTH OF $10,000

                      DFA SHORT-TERM   LEHMAN MUNICIPAL THREE-YEAR
            MUNICIPAL BOND PORTFOLIO                    BOND INDEX
Aug-2002               $      10,000                 $      10,000
Aug-2002               $       9,990                 $      10,017
Sep-2002               $      10,063                 $      10,096
Oct-2002               $      10,005                 $      10,041
Nov-2002               $       9,997                 $      10,044
Dec-2002               $      10,115                 $      10,188
Jan-2003               $      10,135                 $      10,221
Feb-2003               $      10,199                 $      10,286
Mar-2003               $      10,182                 $      10,274
Apr-2003               $      10,216                 $      10,302
May-2003               $      10,300                 $      10,381
Jun-2003               $      10,292                 $      10,364
Jul-2003               $      10,164                 $      10,271
Aug-2003               $      10,206                 $      10,323
Sep-2003               $      10,351                 $      10,478
Oct-2003               $      10,313                 $      10,429
Nov-2003               $      10,315                 $      10,439

ANNUALIZED               ONE         FIVE
TOTAL RETURN (%)        YEAR    AUGUST 20, 2002
-----------------------------------------------
                        3.18         2.45

- THE INVESTMENT OBJECTIVE OF DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO IS TO PROVIDE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL PERSONAL INCOME TAXES AND TO PRESERVE INVESTORS' PRINCIPAL. THE PORTFOLIO WILL INVEST PRIMARILY IN INVESTMENT GRADE MUNICIPAL SECURITIES. AS A FUNDAMENTAL INVESTMENT POLICY, UNDER NORMAL MARKET CONDITIONS, THE PORTFOLIO WILL INVEST AT LEAST 80% OF ITS NET ASSETS IN MUNICIPAL SECURITIES THAT PAY INTEREST EXEMPT FROM FEDERAL INCOME TAX. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL MAINTAIN A DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY OF THREE YEARS OR LESS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Municipal Three-Year Bond Index courtesy of Lehman Brothers, Inc.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2003

     The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the large/small distinction was the more significant during the year ended November 30, 2003. Small company stocks outperformed large company stocks, with the smallest "micro cap" company stocks achieving particularly strong relative performance. The CRSP 9-10 Index of micro cap companies delivered a higher return for this period ended November 30, 2003 than in any calendar year since 1975.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

CRSP 9-10 Index (micro cap companies)                                                  61.06%
Russell 2000 Index (small companies)                                                   36.28%
Russell 1000 Index (large companies)                                                   16.95%

     Results were also a function of value/growth exposure, but this effect was less pronounced. Using one widely used marketwide benchmark, the distinction between the performance of value and growth companies was the smallest for any calendar year since inception of the index in 1979:

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 3000 Value Index                                                               18.38%
Russell 3000 Growth Index                                                              18.10%

     When the value and growth sectors are further segmented by size, the distinction in performance is more pronounced, although still less important than the size characteristics. A premium for value stocks is more evident among large company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 2000 Value Index (small value companies)                                       34.91%
Russell 2000 Growth Index (small growth companies)                                     37.67%
S&P SmallCap 600/Barra Value Index (small value companies)                             32.63%
S&P SmallCap 600/Barra Growth Index (small growth companies)                           30.78%
Russell 1000 Value Index (large value companies)                                       17.17%
Russell 1000 Growth Index (large growth companies)                                     16.75%
S&P 500/Barra Value Index (large value companies)                                      17.67%
S&P 500/Barra Growth Index (large growth companies)                                    12.66%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the period ended November 30, 2003 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

U.S. LARGE COMPANY PORTFOLIO

     The U.S. Large Company Portfolio seeks to produce returns similar to those of the S&P 500(R) Index by purchasing shares of a Master Fund that invests in S&P 500(R) Index stocks in approximately the same proportions as they are represented in the S&P 500(R) Index. The Master Fund essentially was fully invested in equities throughout the period: cash equivalents averaged less than 2.25% of Fund assets. For the year ended November 30, 2003, total returns were 14.90% for the U.S. Large Company Portfolio, and 15.09% forth S&P 500(R) Index. The growth company components of the S&P 500(R) Index modestly underperformed the value components. For the year ended November 30, 2003, total returns were 12.66% for the S&P/Barra 500 Growth Index, and 17.67% for the S&P/Barra 500 Value Index.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

     The Enhanced U.S. Large Company Portfolio seeks to achieve a total return that exceeds the total return performance of the S&P 500(R) Index by purchasing shares of a Master Fund that uses an "enhanced cash" strategy. This strategy combines investment in high grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts or swaps. For the year ended November 30, 2003, approximately 81% of the overlay instruments consisted of S&P 500(R) Index futures contracts, and the remaining 19% were swap contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index. For the year ended November 30, 2003, total return was 15.36% for the Enhanced U.S. Large Company Portfolio, and 15.09% for the S&P 500(R) Index.

     The growth company components of the S&P 500(R) Index modestly underperformed the value components. For the year ended November 30, 2003, total returns were 12.66% for the S&P/Barra 500 Growth Index, and 17.67% for the S&P/Barra 500 Value Index.

U.S. LARGE CAP VALUE PORTFOLIO

     The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 214 stocks as of November 30, 2003, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2003, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were 15.09% for the S&P 500(R) Index, and 17.17% for the Russell 1000 Value Index. Total return for the U.S. Large Cap Value Portfolio over this period was 20.11%.

U.S. SMALL XM VALUE PORTFOLIO

     The U.S. Small XM Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. The Master Fund refrains from purchasing the very smallest ("micro cap") stocks. As of November 30, 2003, the Master Fund held 561 stocks, and was essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended

November 30, 2003, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were 15.09% for the S&P 500(R) Index, 34.91% for the Russell 2000 Value Index, and 32.63% for the S&P SmallCap 600/Barra Value Index. Total return for the U.S. Small XM Value Portfolio over this period was 38.42%.

U.S. SMALL CAP VALUE PORTFOLIO

     The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 1,611 stocks and was essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were 15.09% for the S&P 500(R) Index, 34.91% for the Russell 2000 Value Index, and 32.63% for the S&P SmallCap 600/Barra Value Index. Total return for the U.S. Small Cap Value Portfolio over this period was 45.92%.

U.S. SMALL CAP PORTFOLIO

     The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 3,279 stocks, and was essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, small company stocks generally outperformed large company stocks. Total returns were 15.09% for the S&P 500(R) Index, and 36.28% for the Russell 2000 Index. Total return for the U.S. Small Cap Portfolio over this period was 39.89%.

U.S. MICRO CAP PORTFOLIO

     The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 2,777 stocks, and was essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2003, small company stocks generally outperformed large company stocks. Total returns were 15.09% for the S&P 500(R) Index, 36.28% for the Russell 2000 Index, and 61.06% for the CRSP 9-10 Index. Total return for the U.S. Micro Cap Portfolio over this period was 49.67%.

DFA REAL ESTATE SECURITIES PORTFOLIO

     DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate investment trust ("REIT") securities, but does not attempt to track closely a specific index. As of November 30, 2003, the Portfolio held 129 stocks, and essentially was fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of Portfolio assets.

     As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, the REIT sector performed relatively well, outperforming broad U.S. equity market indices. Total returns were 34.01% for the Wilshire REIT Index, 15.09% for the S&P 500(R) Index, and 36.28% for the Russell 2000 Index. Total return for the DFA Real Estate Securities Portfolio over this period was 33.47%.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2003

     International equity markets had generally positive returns for the period under review. When expressed in local currencies, prices rose in nine of the ten largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 7.64% in local currency and 24.23% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003

                                                                       LOCAL
                                                                      CURRENCY     U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                          RETURN        RETURN
-----------------------------                                         --------     -----------
United Kingdom                                                           8.75%        20.20%
Japan                                                                   10.89%        23.83%
France                                                                   4.36%        25.05%
Switzerland                                                              6.19%        21.02%
Germany                                                                 13.35%        35.77%
Netherlands                                                             -7.05%        11.00%
Australia                                                                6.24%        35.23%
Italy                                                                    8.50%        29.46%
Spain                                                                   11.80%        34.09%
Sweden                                                                  19.22%        35.75%

----------
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003 (U.S. DOLLARS)

MSCI EAFE Small Cap Index                                                              45.99%
Citigroup EPAC Extended Market Index (small companies)                                 41.90%
MSCI EAFE Value Index (net dividends)                                                  27.79%
MSCI EAFE Index (net dividends)                                                        24.23%
MSCI EAFE Growth Index (net dividends)                                                 20.62%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the period under review, total returns were 40.46% for the MSCI Emerging Markets Free Index (net dividends), and 24.23% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003

                                                                                      TOTAL
                                                                                     RETURNS
COUNTRY                                                                             (U.S. $)
-------                                                                             --------
Brazil                                                                               138.10%
Argentina                                                                            124.57%
Thailand                                                                              92.80%
Chile                                                                                 70.40%
Indonesia                                                                             66.70%
Hungary                                                                               25.10%
Israel                                                                                47.80%
Poland                                                                                34.80%
Taiwan                                                                                26.23%
Mexico                                                                                34.40%
Malaysia                                                                              23.80%
Philippines                                                                           20.40%
Turkey                                                                                15.30%
So. Korea                                                                             10.10%

----------
Source: DataStream International

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

LARGE CAP INTERNATIONAL PORTFOLIO

     The Large Cap International Portfolio seeks to capture the returns of international large company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap stocks, but does not attempt to track closely a specific equity index. The Portfolio held 1018 stocks in twenty-one developed country markets as of November 30, 2003, and was essentially fully invested in equities throughout the period: cash equivalents averaged less than 3.0% of Portfolio assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, international stocks generally underperformed U.S. stocks, when expressed in local currencies, but outperformed in U.S. dollar terms; total returns were 24.23% for the MSCI EAFE Index (net dividends) and 15.09% for the S&P 500(R) Index of U.S. stocks. Total return for the Large Cap International Portfolio over this period was 23.33%.

INTERNATIONAL SMALL COMPANY PORTFOLIO

     The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of four Master Funds that individually invest in United Kingdom, European, Japanese and Pacific Rim small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Funds held 3,874 stocks in 21 developed country markets, and essentially were fully invested in equities throughout the period: cash equivalents averaged less than 0.5% of the Master Funds' assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, international small company stocks outperformed large company stocks. Total returns were 24.23% for the large company MSCI EAFE Index (net dividends), 41.90% for the Citigroup EPAC Extended Market Index -- EPAC, and 51.28% for the International Small Company Portfolio.

JAPANESE SMALL COMPANY PORTFOLIO

     The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 1088 stocks, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 2.5% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, Japanese small company stocks outperformed Japanese large company stocks. Total returns were 24.08% for the large company MSCI Japan Index, and 38.84% for the small company Citigroup EPAC Extended Market Index-Japan. Total return for the Japanese Small Company Portfolio over this period was 46.03%.

PACIFIC RIM SMALL COMPANY PORTFOLIO

     The Pacific Rim Small Company Portfolio seeks to capture the returns of small company stocks in developed Pacific Rim markets, excluding Japan, by purchasing shares of a Master Fund that invests in such stocks. The investments strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 789 stocks, and assets were allocated among four countries:
Australia (31.7%), Hong Kong (28.41%), Singapore (29.56%) and New Zealand (10.29%). Country allocations are determined by utilizing the approximate weights of individual countries, subject to a weight cap for each country, within the universe of Pacific Rim small company stocks constructed by the Advisor, and do not represent a forecast of future performance. The Master Fund was essentially fully invested in equities for the year ended November 30, 2003: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the Pacific Rim equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, Pacific Rim small company stocks outperformed Pacific Rim large company stocks. Total returns were 32.55% for the MSCI Pacific Rim ex-Japan Large Company Index, and 53.22% for the Citigroup EPAC Extended Market Index -- Pacific Rim ex-Japan. Total return for the Pacific Rim Small Company Portfolio over this period was 60.58%.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

     The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 600 stocks, and was essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, U.K. small company stocks outperformed U.K. large company stocks. Total returns were 20.20% for the MSCI United Kingdom Large Company Index, and 38.23% for the Citigroup EPAC Extended Market Index -- United Kingdom. Total return for the United Kingdom Small Company Portfolio over this period was 44.03%.

CONTINENTAL SMALL COMPANY PORTFOLIO

     The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of continental Europe by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 1396 stocks in 15 countries. Country allocations reflect the approximate weights of individual countries within the universe of continental European small company stocks constructed by the Advisor, and do not represent a forecast of future performance. Throughout the year ended November 30, 2003, the Master Fund was essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.0% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, European small company stocks outperformed large company stocks. Total returns were 25.35% for the MSCI Europe ex-United Kingdom Large Company Index, 47.54% for the MSCI Small Cap Index -- Europe ex-U.K, and 42.98% for the Citigroup EPAC Extended Market Index -- Europe ex-United Kingdom. Total return for the Continental Small Company Portfolio over this period was 52.08%.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

     The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Portfolio held 2,452 stocks in 21 developed country markets, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 3.5% of Portfolio assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, international small company stocks outperformed large company stocks. Total returns were 41.90% for the Citigroup EPAC Extended Market Index -- EPAC, 24.23% for the large company MSCI EAFE Index (net dividends); and 58.56% for the DFA International Small Cap Value Portfolio.

EMERGING MARKETS PORTFOLIO

     The Emerging Markets Portfolio seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of a Master Fund investing in such firms. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 475 stocks in 14 countries. Throughout the year ended November 30, 2003, the Master Fund essentially was fully invested in equities throughout the period: cash equivalents averaged less than 4.0% of Master Fund assets.

     Country allocations reflect a weighting scheme targeting fixed country weights. Argentina, Chile, Hungary, the Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. As a result of the Portfolio's diversified approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, emerging markets outperformed developed country stocks. Total returns were 24.23% for the MSCI EAFE Index (net dividends), 40.46% for the MSCI Emerging Markets Free Index (net dividends), and 39.14% for the Emerging Markets Portfolio.

EMERGING MARKETS SMALL CAP PORTFOLIO

     The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of a Master Fund which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 1,103 stocks in 13 countries. Allocations reflect a weighting scheme targeting fixed country weights. Argentina, Hungary, the Philippines, and Poland receive a half-weight, due to their small size and low liquidity relative to other emerging markets. The Master Fund essentially was fully invested in equities throughout the period: cash equivalents averaged less than 4.00% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, emerging markets small company stocks outperformed developed country stocks, as well as core emerging markets strategies. Total returns were 24.23% for the MSCI EAFE Index (net dividends), 40.46% for the MSCI Emerging Markets Free Index (net dividends), and 51.86% for the Emerging Markets Small Cap Portfolio.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2003

     During the period under review, short-term interest rates remained at the low end of their range over the past forty years. The Federal Reserve reduced the target rate for federal funds from 1.25% to 1.00% on June 25, 2003, the lowest level since 1958. The target rate had been as high as 6.5% in 2001. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, fell 26 basis points during the year ended November 30, 2003, while the yield on 10-year U.S. Treasury notes rose 13 basis points to 4.34%. The shape of the yield curve changed little throughout the period under review: it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                                                11/30/02   11/30/03   CHANGE
                                                                --------   --------   ------
Three-month LIBOR                                                 1.43%      1.17%    -18.18%
10-Year U.S. Treasury note yield                                  4.21%      4.34%      3.09%

----------
Source: The Wall Street Journal

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices rise when interest rates fall. For the period under review, changes in both interest rates and bond prices were slight. As a result, total return for fixed income strategies was primarily a function of maturity, with longer maturity instruments providing higher total returns due to higher coupon interest. Intermediate-term instruments outperformed short-term securities: for the year ended November 30, 2003, total returns were 1.18% for three-month U.S. Treasury bills, 3.16% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 3.38% for the Lehman Intermediate Government Index.

----------
Source: SBBI, Ibbotson & Sinquefield

     The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets were generally upwardly-sloped during the period under review, the weighted average maturity of the Portfolios generally favored the longer end of their respective maturity ranges.

FIXED INCOME PORTFOLIOS' PERFORMANCE OVERVIEW

DFA ONE-YEAR FIXED INCOME PORTFOLIO

     The DFA One-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less by purchasing shares of a Master Fund that invests in these securities. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Master Fund changed only slightly during the period under review, increasing from 335 days on November 30, 2002, to 344 days, on November 30, 2003. For the year ended November 30, 2003, total returns were 1.86% for the DFA One-Year Fixed Income Portfolio and 1.18% for the Three-Month U.S. Treasury Bill Index. The Master Fund essentially was fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of Master Fund assets.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

     The DFA Two-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments, maturing by purchasing shares of a Master Fund that invests in these securities. Eligible countries include the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Master Fund changed only slightly from 1.53 years on November 30, 2002 to 1.62 years on November 30, 2003. For the year ended November 30, 2003, total returns were 2.28% for the DFA Two-Year Global Fixed Income Portfolio and 3.16% for the Merrill Lynch 1-3 Year Government/Corporate Index. The Master Fund essentially was fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 0.75% of Master Fund assets.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

     The DFA Five-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in five years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio increased from
3.64 years on November 30, 2002 to 4.67 years on November 30, 2003. For the year ended November 30, 2003, total returns were 4.02% for the DFA Five-Year Government Portfolio, and 3.38% for the Lehman Intermediate Government Index. The Portfolio essentially was fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 0.75% of Portfolio assets.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

     The DFA Five-Year Global Fixed Income Portfolio seeks to maximize risk adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. Eligible countries include the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio rose modestly, from 3.99 years on November 30, 2002 to 4.42 years on November 30, 2003. For the year ended November 30, 2003, total returns were 4.44% for the DFA Five-Year Global Fixed Income Portfolio, and 5.19% for the Lehman Aggregate Index. The Portfolio essentially was fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 0.75% of Portfolio assets.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

     DFA Intermediate Government Fixed Income Portfolio seeks to provide a market rate of return and current income from U.S. Treasury and government agency issues with maturities of between five and fifteen years. The investment strategy maintains a relatively constant average maturity. The average maturity of the Portfolio fell slightly, from 7.90 years on November 30, 2002 to 7.28 years on November 30, 2003. For the year ended November 30, 2003, total returns were 4.85% for the DFA Intermediate Government Fixed Income Portfolio and 3.93% for the Lehman Government Index. The Portfolio essentially was fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of Portfolio assets.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

     DFA Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of high quality municipal securities providing current income exempt from federal personal income tax. The weighted average maturity of the Portfolio generally will not exceed three years. During the period, the average maturity of the Portfolio fell slightly, from 2.81 years on November 30, 2002 to 2.75 years on November 30, 2003. For the year ended November 30, 2003, total returns were 3.94% for the Lehman Municipal Three-Year Bond Index, and 3.18% for the Portfolio. The Portfolio essentially was fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of Portfolio assets.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                          U.S. LARGE COMPANY PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The U.S. Large Company Series of The DFA Investment
   Trust Company                                                                            $   1,017,310,577
                                                                                            -----------------
      Total Investments (100%) (Cost $869,336,748)++                                        $   1,017,310,577
                                                                                            =================

----------
++The cost for federal income tax purposes is $918,935,249

                      ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The Enhanced U.S. Large Company Series of The DFA Investment
   Trust Company                                                                            $     141,500,352
                                                                                            -----------------
      Total Investments (100%) (Cost $135,595,654)++                           17,821,203   $     141,500,352
                                                                                            =================

----------
++The cost for federal income tax purposes is $168,333,362

                         U.S. LARGE CAP VALUE PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The U.S. Large Cap Value Series of The DFA Investment
   Trust Company                                                                            $   1,709,688,154
                                                                                            -----------------
      Total Investments (100%) (Cost $1,458,440,771)++                        110,946,668   $   1,709,688,154
                                                                                            =================

----------
++The cost for federal income tax purposes is $1,567,647,371

                          U.S. SMALL XM VALUE PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The U.S. Small XM Value Series of The DFA Investment
   Trust Company                                                                            $      96,923,997
                                                                                            -----------------
      Total Investments (100%) (Cost $77,069,239)++                             8,607,815   $      96,923,997
                                                                                            =================

----------
++The cost for federal income tax purposes is $78,870,352.

+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                         U.S. SMALL CAP VALUE PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The U.S. Small Cap Value Series of The DFA Investment
   Trust Company                                                                            $   4,210,828,330
                                                                                            -----------------
      Total Investments (100%) (Cost $2,914,328,062)++                        208,456,848   $   4,210,828,330
                                                                                            =================

----------
++The cost for federal income tax purposes is $3,072,687,581.

                            U.S. SMALL CAP PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The U.S. Small Cap Series of The DFA Investment
   Trust Company                                                                            $   1,134,357,374
                                                                                            -----------------
      Total Investments (100%) (Cost $906,933,055)++                           81,962,238   $   1,134,357,374
                                                                                            =================

----------
++The cost for federal income tax purposes is $973,048,782.

                            U.S. MICRO CAP PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The U.S. Micro Cap Series of The DFA Investment
   Trust Company                                                                            $   2,623,763,221
                                                                                            -----------------
      Total Investments (100%) (Cost $1,719,471,434)++                        250,359,086   $   2,623,763,221
                                                                                            =================

----------
++The cost for federal income tax purposes is $1,818,291,088.

+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (98.0%)
   Acadia Realty Trust                                                  118,800    $     1,433,916
   Agree Realty Corp.                                                    27,200            719,440
 * Alexander's, Inc.                                                     10,800          1,287,900
   Alexandria Real Estate Equities, Inc.                                 83,600          4,689,960
   AMB Property Corp.                                                   355,400         11,180,884
   American Land Lease Inc.                                              29,900            594,113
 * American Real Estate Partners, L.P.                                   13,600            210,800
 * American Spectrum Realty, Inc.                                         1,400              4,760
   AmeriVest Properties, Inc.                                            76,400            542,440
   AMLI Residential Properties Trust                                     85,800          2,215,356
   Apartment Investment &
     Management Co. Class A                                             214,000          7,286,700
   Archstone-Smith Trust                                                820,655         22,551,599
   Arden Realty Group, Inc.                                             286,500          8,371,530
   Associated Estates Realty Corp.                                       85,700            628,181
   AvalonBay Communities, Inc.                                          309,400         14,789,320
   Bedford Property Investors, Inc.                                      71,200          1,997,160
   BNP Residential Properties, Inc.                                      22,900            258,541
   Boston Properties, Inc.                                              425,500         19,679,375
   Boykin Lodging Trust, Inc.                                            75,800            688,264
   Brandywine Realty Trust                                              164,400          4,447,020
 # BRE Properties, Inc. Class A                                         217,100          7,337,980
 * Burnham Pacific Properties, Inc.                                      82,100             26,682
   Camden Property Trust                                                173,100          7,277,124
   Capital Automotive                                                   142,800          4,550,322
   Carramerica Realty Corp.                                             229,600          6,676,768
 # CBL & Associates Properties, Inc.                                    132,800          7,470,000
   Centerpoint Properties Corp.                                          81,400          5,832,310
   Chelsea Property Group Inc.                                          190,000         10,260,000
   Colonial Properties Trust                                            114,200          4,396,700
   Commercial Net Lease Realty, Inc.                                    198,675          3,556,283
   Cornerstone Realty Income Trust,
     Inc.                                                               238,100          2,185,758
   Corporate Office Properties Trust                                    127,200          2,631,768
   Cousins Properties, Inc.                                             213,400          6,423,340
   Crescent Real Estate Equities, Inc.                                  435,300          6,899,505
   Developers Diversified Realty Corp.                                  376,999         11,879,238
   Duke Realty Investments, Inc.                                        585,500         18,033,400
   Eastgroup Properties, Inc.                                            80,800          2,516,920
   Entertainment Properties Trust                                        86,600          2,993,762
   Equity Inns, Inc.                                                    178,400          1,641,280
   Equity Office Properties Trust                                     1,752,863         48,606,891
   Equity One, Inc.                                                     295,176          5,062,268
   Equity Residential Corp.                                           1,185,400         34,803,344
   Essex Property Trust                                                 100,300          6,414,185
   Federal Realty Investment Trust                                      212,300          8,345,513
   Felcor Lodging Trust, Inc.                                           260,000          2,748,200
   First Industrial Realty Trust, Inc.                                  173,400          5,743,008
 * First Union Real Estate Equity &
     Mortgage Investments                                                77,400            179,568
 * Five Star Quality Care, Inc.                                          19,830             59,490
   Gables Residential Trust                                             121,300          3,917,990
   General Growth Properties                                            312,500         25,187,500
   Glenborough Realty Trust, Inc.                                       122,300          2,403,195
   Glimcher Realty Trust                                                153,300          3,343,473
 * Golf Trust America, Inc.                                              33,800             88,556
   Great Lakes REIT, Inc.                                                70,100          1,104,776
   Heritage Property Investment
     Trust                                                              183,900    $     5,176,785
   Hersha Hospitality Trust                                              18,500            170,940
   Highwood Properties, Inc.                                            233,500          5,730,090
 * HMG Courtland Properties, Inc.                                         2,400             19,560
   Home Properties of New York, Inc.                                    127,490          5,131,473
   Hospitality Properties Trust                                         270,600         10,702,230
 * Host Marriott Corp.                                                1,261,400         14,064,610
   HRPT Properties Trust                                                625,600          6,068,320
   Humphrey Hospitality Trust                                            36,900            142,065
   Innkeepers USA Trust                                                 163,900          1,389,872
   Jameson Inns, Inc.                                                    51,400            130,042
   Keystone Property Trust                                               95,000          1,924,700
   Kilroy Realty Corp.                                                  126,100          3,917,927
   Kimco Realty Corp.                                                   475,250         20,911,000
   Koger Equity, Inc.                                                    93,800          1,893,822
   Kramont Realty Trust                                                 103,300          1,867,664
 * La Quinta Corp.                                                      656,400          4,095,936
   Lasalle Hotel Properties Trust                                        92,400          1,679,832
   Lexington Corporate Properties
     Trust                                                              164,700          3,251,178
   Liberty Property Trust                                               342,300         12,949,209
   Macerich Co.                                                         228,800          9,655,360
   Mack-California Realty Corp.                                         255,200         10,182,480
   Maguire Properties, inc.                                              89,600          2,051,840
   Malan Realty Investors, Inc.                                          17,500             91,875
   Manufactured Home Communities,
     Inc.                                                                96,300          3,746,070
   Maxus Realty Trust, Inc.                                               1,700             19,805
 * Meristar Hospitality Corp.                                            63,700            394,940
   Mid-America Apartment
     Communities, Inc.                                                   80,800          2,655,088
   Mills Corp.                                                          190,600          8,262,510
   Mission West Properties, Inc.                                         76,300            961,380
   Monmouth Real Estate Investment
     Corp. Class A                                                       62,568            544,967
   New Plan Excel Realty Trust, Inc.                                    422,100         10,320,345
   One Liberty Properties, Inc.                                          27,900            531,495
   Pan Pacific Retail Properties, Inc.                                  172,631          8,018,710
 * Paragon Real Estate & Investment
     Trust                                                               10,700              2,140
   Parkway Properties, Inc.                                              44,500          1,912,610
   Pennsylvania Real Estate
     Investment Trust                                                   138,181          4,767,245
 * Philips International Realty Corp.                                    14,400             14,508
   Post Properties, Inc.                                                162,500          4,663,750
   Prentiss Properties Trust                                            179,600          5,702,300
   Presidential Realty Corp. Class B                                      2,100             15,540
 * Price Legacy Corp.                                                    94,100            343,465
 * Prime Group Realty Trust                                              94,900            584,584
   ProLogis                                                             770,700         23,506,350
   PS Business Parks, Inc.                                               92,500          3,607,500
   Public Storage, Inc.                                                 541,700         24,051,480
   Ramco-Gershenson Properties
     Trust                                                               63,500          1,654,175
   Realty Income Corp.                                                  163,200          6,560,640
   Reckson Associates Realty Corp.                                      248,801          5,971,224
   Regency Centers Corp.                                                165,900          6,553,050

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Roberts Realty Investment                                             11,400    $        81,168
   Rouse Co.                                                            379,400         17,448,606
   Saul Centers, Inc.                                                    69,200          1,951,440
   Senior Housing Properties Trust                                      254,200          4,115,498
   Shurgard Storage Centers, Inc. Class A                               196,700          7,336,910
 # Simon Property Group, Inc.                                           813,500         38,600,575
   Sizeler Property Investors, Inc.                                      57,600            609,984
   SL Green Realty Corp.                                                145,600          5,439,616
   Sovran Self Storage, Inc.                                             57,600          1,988,928
   Summit Properties, Inc.                                              133,300          3,047,238
   Sun Communities, Inc.                                                 80,900          3,036,177
   Tanger Factory Outlet Centers, Inc.                                   45,200          1,859,980
 * Tarragon Realty Investors, Inc.                                       38,673            599,432
   Taubman Centers, Inc.                                                212,200          4,350,100
   Town & Country Trust                                                  71,400          1,692,180
   Trizec Properties, Inc.                                              632,400          8,809,332
   U.S. Restaurant Properties, Inc.                                      96,700          1,597,484
   United Dominion Realty Trust, Inc.                                   516,500          9,529,425
   United Mobile Homes, Inc.                                             33,800            581,360
   Urstadt Biddle Properties Class A                                     81,600          1,130,160
   Urstadt Biddle Properties, Inc.                                       19,800            265,716
   Vornado Realty Trust                                                 485,300         26,550,763
   Washington Real Estate Investment Trust                              168,900          5,181,852
 # Weingarten Realty Investors                                          229,200         10,330,044
   Winston Hotels, Inc.                                                 106,900          1,089,311
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $603,800,715)                                                                 769,962,316
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Pacific Gulf Properties, Inc. Litigation Rights
     (Cost $0)                                                           55,600              1,384
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
     12/01/03 (Collateralized by $13,815,000 FMC Discount
     Notes 1.11%, 03/25/04, valued at $13,763,194) to be
     repurchased at $13,559,927 (Cost $13,559,000)              $        13,559         13,559,000
   Repurchase agreements in a Pooled Cash Account, UBS
     Warburg and Deutsche Bank Securities Inc., 1.01% and
     1.02% respectively, 12/01/03 (Collateralized by
     $1,931,000 U.S. Treasury Obligations, rates ranging
     from 5.50% to 8.875%, maturities ranging from 08/15/04
     to 05/15/30, valued at $2,389,516) to be repurchased at
     $2,328,493 (Cost $2,328,296)^                                        2,328          2,328,296
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $15,887,296)                                                                   15,887,296
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $619,688,001)++                                                           $   785,850,996
                                                                                   ===============

----------
 + See Note B to Financial Statements.
 * Non-Income Producing Securities
 # Total or Partial Securities on Loan
 ^ Security purchased with cash proceeds from securities on loan
++ The cost for federal income tax purposes is $618,550,735.

                 See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
UNITED KINGDOM -- (24.0%)
COMMON STOCKS -- (24.0%)
   3I Group P.L.C.                                                       45,865    $       480,390
 * AWG P.L.C.                                                             7,986             73,001
   Aegis Group P.L.C.                                                    66,140            113,752
   Aggreko P.L.C.                                                        11,000             26,391
 * Alliance Unichem P.L.C.                                               24,000            207,416
   Amec P.L.C.                                                           20,143             94,836
   Amvescap P.L.C.                                                       54,800            388,305
 * Arm Holdings P.L.C.                                                   70,000            144,469
   Associated British Ports Holdings
     P.L.C.                                                              22,200            163,415
   Aviva P.L.C.                                                         167,475          1,333,602
   BAA P.L.C.                                                            75,662            614,858
   BAE Systems P.L.C.                                                   216,193            647,902
   BBA Group P.L.C.                                                      32,900            134,811
   BG Group P.L.C.                                                      256,980          1,209,897
   BOC Group P.L.C.                                                      34,279            477,833
   BP Amoco P.L.C.                                                    1,565,989         10,928,042
   BPB P.L.C.                                                            34,000            201,302
   BT Group P.L.C.                                                      632,919          1,891,333
 * BTG P.L.C.                                                             4,000             13,415
   Balfour Beatty P.L.C.                                                 24,382             90,996
   Barclays P.L.C.                                                      477,928          4,212,612
   Barratt Developments P.L.C.                                           16,000            134,700
   Berkeley Group P.L.C.                                                  9,120            125,795
   Boots Group P.L.C.                                                    58,761            718,545
   Brambles Industries P.L.C.                                            49,055            147,222
 * British Airways P.L.C.                                                73,000            286,255
   British American Tobacco P.L.C.                                      150,799          1,891,990
   British Land Co. P.L.C.                                               35,452            337,942
 * British Sky Broadcasting Group P.L.C.                                141,100          1,635,619
   Bunzl P.L.C.                                                          32,078            244,817
   Cable and Wireless P.L.C.                                            165,774            377,770
   Cadbury Schweppes P.L.C.                                             147,035            936,923
 * Canary Wharf Group P.L.C.                                             40,100            166,555
   Capita Group P.L.C.                                                   45,000            193,485
   Carlton Communications P.L.C.                                         40,197            159,698
   Carnival P.L.C.                                                       14,729            516,771
   Cattles P.L.C.                                                        23,503            129,351
 * Celltech P.L.C.                                                       16,000             96,725
   Centrica P.L.C.                                                      304,552            991,271
   Close Brothers Group P.L.C.                                            8,600            102,057
   Cobham P.L.C.                                                          7,650            148,806
   Compass Group P.L.C.                                                 158,612            953,407
 * Corus Group P.L.C.                                                   176,384             99,349
   Davis Service Group P.L.C.                                            11,000             67,728
   De la Rue P.L.C.                                                      12,250             60,888
   Diageo P.L.C.                                                        223,519          2,787,068
   Dixons Group P.L.C.                                                  133,374            313,111
   EMI Group P.L.C.                                                      52,888            154,405
   Electrocomponents P.L.C.                                              29,117            171,515
   Emap P.L.C.                                                           17,000            246,913
   Enterprise Inns P.L.C.                                                12,000            193,072
   FKI P.L.C.                                                            39,662             75,035
   Firstgroup P.L.C.                                                     28,000            130,022
   Friends Provident P.L.C.                                             118,000            262,306
   GKN P.L.C.                                                            51,160            235,589
   Glaxosmithkline P.L.C.                                               429,162    $     9,676,517
   Granada Compass P.L.C.                                               195,974            414,571
   Great Portland Estates P.L.C.                                         13,760             57,270
   Great Universal Stores P.L.C.                                         71,695            933,734
   HBOS P.L.C.                                                          280,495          3,521,625
 # HSBC Holdings P.L.C.                                                 775,337         11,747,935
   Hammerson P.L.C.                                                      18,700            199,723
   Hanson P.L.C.                                                         50,000            348,703
   Hays P.L.C.                                                          120,259            262,674
   Hilton Group P.L.C.                                                  115,400            419,770
   IMI P.L.C.                                                            25,000            146,511
   Imperial Chemical Industries P.L.C.                                   80,509            267,237
   Imperial Tobacco Group P.L.C.                                         52,275            957,500
   Intercontinental Hotels Group P.L.C.                                  52,091            481,320
 * International Power P.L.C.                                            75,802            147,969
   Invensys P.L.C.                                                      250,836             86,281
   Johnson Matthey P.L.C.                                                14,575            252,927
   Kelda Group P.L.C.                                                    26,600            206,211
   Kesa Electricals P.L.C.                                               32,274            135,992
   Kidde P.L.C.                                                          59,000            105,785
   Kingfisher P.L.C.                                                    167,047            792,226
   Land Securities Group P.L.C.                                          31,946            527,452
   Legal and General Group P.L.C.                                       468,371            801,509
   Liberty International P.L.C.                                          21,000            236,929
   Lloyds TSB Group P.L.C.                                              411,242          2,906,929
   Logicacmg P.L.C.                                                      33,214            156,805
   MFI Furniture Group P.L.C.                                            43,800            106,216
   Man Group P.L.C.                                                      21,694            532,425
   Marks & Spencer Group P.L.C.                                         172,434            796,274
   Misys P.L.C.                                                          38,060            186,556
 * Mitchells & Butlers P.L.C.                                            49,091            196,722
 * My Travel Group P.L.C.                                                22,000              4,351
 # National Grid Group P.L.C.                                           225,790          1,526,133
   Next P.L.C.                                                           20,660            396,187
   Novar P.L.C.                                                          21,464             47,252
   Nycomed Amersham P.L.C.                                               47,379            613,587
   Ocean Group P.L.C.                                                    20,863            273,238
   Pearson P.L.C.                                                        55,818            622,077
   Peninsular & Oriental Steam
     Navigation P.L.C.                                                   48,886            205,990
   Persimmon P.L.C.                                                      19,000            152,277
   Pilkington P.L.C.                                                     91,182            140,355
   Provident Financial P.L.C.                                            17,113            179,683
   Prudential Corp. P.L.C.                                              145,039          1,113,161
   RMC Group P.L.C.                                                      18,000            189,615
   Rank Group P.L.C.                                                     40,651            202,752
   Reckitt Benckiser P.L.C.                                              51,053          1,114,238
   Reed International P.L.C.                                             89,700            738,964
   Rentokill Initial P.L.C.                                             125,200            469,414
   Reuters Holdings Group P.L.C.                                        101,040            426,619
   Rexam P.L.C.                                                          34,874            257,908
   Rio Tinto P.L.C.                                                      77,775          1,857,964
   Rolls Royce Group P.L.C.                                             120,144            368,321
   Royal & Sun Alliance Insurance
     Group P.L.C.                                                       198,242            288,955
   Royal Bank of Scotland Group P.L.C.                                  215,755          6,022,468
   SSL International P.L.C.                                              12,000             65,785
   Sabmiller P.L.C.                                                      72,000            718,836

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Safeway P.L.C.                                                        62,948    $       303,676
   Sage Group P.L.C.                                                     86,600            269,955
   Sainsbury (J.) P.L.C.                                                137,481            709,939
   Schroders P.L.C.                                                      15,000            167,687
   Scottish & Newcastle P.L.C.                                           62,580            395,000
   Scottish Hydro-Electric P.L.C.                                        61,800            693,528
   Scottish Power P.L.C.                                                135,465            837,570
   Securicor P.L.C.                                                      35,700             54,031
   Serco Group P.L.C.                                                    24,933             75,579
   Severn Trent P.L.C.                                                   23,300            289,527
   Shell Transport & Trading Co., P.L.C.                                705,511          4,465,260
   Signet Group P.L.C.                                                  119,518            207,097
   Slough Estates P.L.C.                                                 28,200            204,186
   Smith & Nephew P.L.C.                                                 67,907            521,472
   Smiths Industries P.L.C.                                              39,199            448,998
 * Spirent P.L.C.                                                        47,960             54,440
   Stagecoach Holdings P.L.C.                                            93,831            130,715
 * TI Automotive P.L.C. Series A                                         18,000                  0
   Tate & Lyle P.L.C.                                                    32,700            179,967
   Taylor Woodrow P.L.C.                                                 38,814            159,544
   Tesco P.L.C.                                                         534,253          2,285,626
   Tomkins P.L.C.                                                        53,707            249,858
   Unilever P.L.C.                                                      212,459          1,845,277
   United Business Media P.L.C.                                          22,000            189,658
   United Utilities P.L.C.                                               53,900            458,406
   Vodafone Group P.L.C.                                              4,196,424          9,635,089
   WPP Group P.L.C.                                                      84,000            804,692
   Whitbread P.L.C.                                                      19,911            247,073
   William Hill P.L.C.                                                   30,000            201,741
   Wimpey (George) P.L.C.                                                26,386            154,747
   Wolseley P.L.C.                                                       39,909            511,012
   Zeneca Group P.L.C.                                                  124,200          5,637,105
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $119,647,689)                                                                 126,536,166
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $26,644)                                                                         27,421
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $119,674,333)                                                                 126,563,587
                                                                                   ---------------
JAPAN -- (20.4%)
COMMON STOCKS -- (20.4%)
   AEON Co., Ltd.                                                        18,000            581,812
   Acom Co., Ltd.                                                         7,500            302,684
   Aderans Co., Ltd.                                                      1,900             32,077
   Advantest Corp.                                                        5,570            398,220
   Aeon Credit Service, Ltd.                                              2,700            115,130
   Aiful Corp.                                                            5,000            299,032
   Ajinomoto Co., Inc.                                                   35,000            375,183
*# All Nippon Airways Co., Ltd.                                          81,000            185,637
   Alps Electric Co., Ltd.                                                9,000            127,374
   Amada Co., Ltd.                                                       22,000            108,072
   Amano Corp.                                                            3,000             20,544
*# Anritsu Corp.                                                          6,000             40,979
   Aoyama Trading Co., Ltd.                                               2,600             49,617
   Ariake Japan Co., Ltd.                                                 1,100             34,350
   Asahi Breweries, Ltd.                                                 27,000            223,850
   Asahi Glass Co., Ltd.                                                 62,000            456,282
   Asahi Kasei Corp.                                                     75,000            358,154
   Asatsu-Dk, Inc.                                                        2,600    $        61,961
 * Ashikaga Financial Group, Inc.                                        41,000             30,323
   Autobacs Seven Co., Ltd.                                               1,800             38,870
   Avex Inc.                                                              1,000             17,348
   Bandai Co., Ltd.                                                       5,000            113,221
 # Bank of Yokohama, Ltd.                                                60,000            254,200
   Bellsystem24, Inc.                                                       170             35,701
   Benesse Corp.                                                          5,000            109,569
   Bridgestone Corp.                                                     48,000            637,692
   CSK Corp.                                                              3,600            120,964
   Canon, Inc.                                                           49,000          2,263,879
   Capcom Co., Ltd.                                                       2,000             21,914
   Casio Computer Co., Ltd.                                              14,000            137,162
   Central Glass Co., Ltd.                                               10,000             60,080
   Central Japan Railway Co.                                                125            998,676
   Chiba Bank, Ltd.                                                      44,000            178,780
   Chubu Electric Power Co., Ltd.                                        41,200            825,731
   Chugai Pharmaceutical Co., Ltd.                                       28,800            389,189
   Citizen Watch Co., Ltd.                                               15,000            121,759
   Coca-Cola West Japan Co., Ltd.                                         3,600             63,999
 # Comsys Holdings Corp.                                                  5,000             25,886
   Credit Saison Co., Ltd.                                                8,900            186,907
   Dai Nippon Ink & Chemicals, Inc.                                      37,000             68,581
   Dai Nippon Printing Co., Ltd.                                         42,000            579,072
*# Dai Nippon Screen Mfg. Co., Ltd.                                       7,000             48,320
   Daicel Chemical Industries, Ltd.                                      14,000             57,907
*# Daiei, Inc.                                                           12,000             22,243
   Daifuku Co., Ltd.                                                      3,000             12,053
   Dai-Ichi Pharmaceutical Co., Ltd.                                     14,400            242,323
   Daikin Industries, Ltd.                                               13,000            268,262
   Daimaru, Inc.                                                         12,000             63,440
   Daito Trust Construction Co., Ltd.                                     6,800            191,855
   Daiwa House Industry Co., Ltd.                                        30,000            284,880
   Daiwa Securities Co., Ltd.                                            74,000            476,351
   Denki Kagaku Kogyo KK                                                 22,000             64,682
   Denso Corp.                                                           49,500            924,283
   Dentsu, Inc.                                                              69            292,960
   Dowa Mining Co., Ltd.                                                 16,000             78,305
   East Japan Railway Co.                                                   224          1,022,644
   Ebara Corp.                                                           13,000             50,447
   Elsai Co., Ltd.                                                       16,600            420,608
   Familymart Co., Ltd.                                                   4,200             90,888
   Fanuc, Ltd.                                                           13,400            787,948
   Fast Retailing Co., Ltd.                                               5,500            324,416
   Fuji Electric Co., Ltd.                                               31,000             66,801
   Fuji Photo Film Co., Ltd.                                             28,000            792,549
   Fuji Soft ABC, Inc.                                                    1,000             27,758
   Fuji Television Network, Inc.                                             56            276,625
   Fujikura, Ltd.                                                        17,000             95,152
   Fujisawa Pharmaceutical Co., Ltd.                                     17,000            317,431
   Fujitsu Support & Service, Inc.                                        2,000             34,332
 * Fujitsu, Ltd.                                                        112,000            616,655
 # Fukuoka Bank, Ltd.                                                    30,000            123,265
   Furukawa Electric Co., Ltd.                                           30,000             99,982
   Gunma Bank, Ltd.                                                      25,000            107,971
   Gunze, Ltd.                                                            8,000             33,674
   Hankyu Department Stores, Inc.                                         7,000             46,147
   Hino Motors, Ltd.                                                     28,000            165,668
   Hirose Electric Co., Ltd.                                              2,100            245,626
   Hitachi Cable, Ltd.                                                   18,000             63,440
   Hitachi Chemical Co., Ltd.                                            10,500            159,149

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hitachi Software Engineering Co., Ltd.                                 3,000    $        80,807
 * Hitachi Zosen Corp.                                                   20,000             31,045
   Hitachi, Ltd.                                                        188,000          1,107,195
 * Hokugin Financial Group, Inc.                                         51,000             77,767
   Honda Motor Co., Ltd.                                                 54,500          2,229,365
   House Foods Corp.                                                      4,000             42,695
   Hoya Corp.                                                             6,500            569,759
   Isetan Co., Ltd.                                                      10,000            103,908
 * Ishihara Sangyo Kaisha, Ltd.                                          12,000             21,804
   Ishikawajima-Harima Heavy Industries
     Co., Ltd.                                                           58,000             69,905
   Ito En, Ltd.                                                           2,200             83,966
   Itochu Corp.                                                          82,000            246,329
   Itochu Techno-Science Corp.                                            3,000             84,916
   Ito-Yokado Co., Ltd.                                                  23,000            764,427
   JFE Holdings, Inc.                                                    31,500            737,742
   JGC Corp.                                                             12,000             94,887
   Japan Airlines System Corp.                                          104,000            266,837
   Joyo Bank, Ltd.                                                       48,000            148,137
   Jsr Corp., Tokyo                                                      13,000            281,912
   Kajima Corp.                                                          49,000            156,145
   Kaken Pharmaceutical Co., Ltd.                                         3,000             14,901
   Kamigumi Co., Ltd.                                                    14,000             90,248
 * Kanebo, Ltd.                                                          19,000             19,083
   Kaneka Corp.                                                          17,000            118,125
   Kansai Electric Power Co., Inc.                                       53,900            902,599
   Kao Corp.                                                             33,000            673,439
   Katokichi Co., Ltd.                                                    2,000             31,702
 # Kawasaki Heavy Industries, Ltd.                                       67,000             72,800
   Kawasaki Kisen Kaisha, Ltd.                                           30,000            116,417
 # Keihin Electric Express Railway
     Co., Ltd.                                                           24,000            138,714
   Keio Electric Railway Co., Ltd.                                       34,000            174,160
   Keyence Corp.                                                          2,400            539,299
   Kikkoman Corp.                                                         9,000             59,578
   Kinden Corp.                                                          14,000             61,742
*# Kinki Nippon Railway Co., Ltd.                                        86,280            241,855
   Kirin Brewery Co., Ltd.                                               52,000            415,449
   Kokuyo Co., Ltd.                                                       6,000             64,701
   Komatsu, Ltd.                                                         55,000            313,367
   Komori Corp.                                                           2,000             24,288
   Konami Co., Ltd.                                                       6,200            159,359
   Konica Corp.                                                          27,000            319,503
 # Koyo Seiko Co.                                                         9,000             83,409
   Kubota Corp.                                                          74,000            270,270
   Kuraray Co., Ltd.                                                     20,000            149,014
   Kurita Water Industries, Ltd.                                          7,000             77,849
   Kyocera Corp.                                                         10,700            651,653
   Kyowa Exeo Corp.                                                       5,000             25,886
   Kyowa Hakko Kogyo Co., Ltd.                                           23,000            130,205
   Kyushu Electric Power Co., Inc.                                       26,500            436,021
   Lawson Inc.                                                            5,400            195,252
*# Lopro Corp.                                                            2,100              9,165
   Mabuchi Motor Co., Ltd.                                                2,600            187,546
   Makita Corp.                                                           7,000             64,171
   Marubeni Corp.                                                        72,000            118,335
   Marui Co., Ltd.                                                       19,000            233,336
   Matsumotokiyoshi Co., Ltd.                                             1,200             52,045
   Matsushita Electric Industrial Co., Ltd.                             137,188          1,767,461
   Matsushita Electric Works, Ltd.                                       41,000            295,371
   Meiji Dairies Corp.                                                   10,000             38,623
   Meiji Seika Kaisha, Ltd. Tokyo                                        17,000    $        63,486
   Meitec Corp.                                                           1,800             63,276
   Millea Holdings, Inc.                                                     65            700,329
   Minebea Co., Ltd.                                                     18,000             91,709
   Mitsubishi Chemical Corp.                                            113,000            257,944
   Mitsubishi Corp.                                                      87,000            798,347
   Mitsubishi Electric Corp.                                            120,000            473,338
   Mitsubishi Estate Co., Ltd.                                           72,000            642,951
   Mitsubishi Gas Chemical Co., Inc.                                     27,000             80,615
   Mitsubishi Heavy Industries, Ltd.                                    178,000            474,580
   Mitsubishi Logistics Corp.                                             7,000             54,903
 * Mitsubishi Materials Corp.                                            50,000             72,133
*# Mitsubishi Paper Mills, Ltd.                                          13,000             17,568
   Mitsubishi Rayon Co., Ltd.                                            30,000            106,282
   Mitsubishi Tokyo Financial Group, Inc.                                   354          2,650,733
   Mitsui & Co., Ltd.                                                    88,000            592,184
   Mitsui Chemicals, Inc.                                                44,000            234,624
   Mitsui Engineering and Shipbuilding
     Co., Ltd.                                                           36,000             45,690
   Mitsui Fudosan Co., Ltd.                                              41,000            357,515
   Mitsui Marine & Fire Insurance
     Co., Ltd.                                                           82,790            617,599
   Mitsui Mining and Smelting Co., Ltd.                                  26,000             96,147
   Mitsui O.S.K. Lines, Ltd.                                             63,000            255,981
   Mitsui Trust Holdings                                                 42,000            204,401
 # Mitsukoshi, Ltd.                                                      23,000             84,633
   Mitsumi Electric Co., Ltd.                                             3,700             35,608
 * Mizuho Holdings, Inc.                                                    446          1,164,682
   Mori Seiki Co., Ltd.                                                   4,000             24,763
   Murata Manufacturing Co., Ltd.                                        12,700            724,754
   NEC Corp.                                                             92,000            666,983
   NGK Insulators, Ltd.                                                  16,000            102,557
   NGK Spark Plug Co., Ltd.                                              11,000             90,696
   NSK, Ltd.                                                             28,000             97,663
   NTN Corp.                                                             22,000            100,237
   NTT Data Corp.                                                           157            576,278
   NTT Docomo, Inc.                                                       1,529          3,294,778
   Namco, Ltd.                                                            2,200             55,643
   Net One Systems Co., Ltd.                                                 13             91,518
 * Nichii Gakkan Co.                                                      1,760             90,796
   Nichirei Corp.                                                        13,000             39,290
   Nidec Corp.                                                            3,600            355,004
   Nikko Cordial Corp.                                                  103,000            520,079
 * Nikon Corp.                                                           18,000            224,671
   Nintendo Co., Ltd., Kyoto                                              7,900            667,951
   Nippon Express Co., Ltd.                                              56,000            242,878
   Nippon Kayaku Co., Ltd.                                                9,000             43,225
   Nippon Meat Packers, Inc., Osaka                                      10,000             96,603
   Nippon Mining Holdings, Inc.                                          41,500            131,108
   Nippon Mitsubishi Oil Corp.                                           81,000            400,119
   Nippon Sanso Corp.                                                    14,000             55,351
   Nippon Sheet Glass Co., Ltd.                                          20,000             51,863
   Nippon Shokubai Co., Ltd.                                              9,000             64,262
   Nippon Steel Corp.                                                   381,000            730,552
   Nippon System Development Co., Ltd.                                      900             15,605
   Nippon Telegraph & Telephone Corp.                                       892          4,275,932
   Nippon Unipac Holding, Tokyo                                              57            274,279
   Nippon Yusen KK                                                       63,000            246,777
   Nishimatsu Construction Co., Ltd.                                     10,000             33,053
   Nissan Chemical Industries, Ltd.                                       7,000             60,016
   Nissan Motor Co., Ltd.                                               253,100          2,893,364

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Nisshin Seifun Group, Inc.                                            12,000    $        96,640
   Nisshinbo Industries, Inc.                                             9,000             44,458
   Nissin Food Products Co., Ltd.                                         6,000            142,714
   Nitto Denko Corp.                                                      9,200            464,536
 * Nomura Research Institute, Ltd.                                        2,300            219,668
   Nomura Securities Co., Ltd.                                          110,000          1,747,626
   Noritake Co., Ltd.                                                     4,000             12,966
   Obayashi Corp.                                                        38,000            145,380
   Obic Co., Ltd.                                                           500            103,178
   Oji Paper Co., Ltd.                                                   59,000            344,239
 * Oki Electric Industry Co., Ltd.                                       30,000            113,404
   Okumura Corp.                                                         11,000             43,088
   Olympus Optical Co., Ltd.                                             14,000            299,763
   Omron Corp.                                                           12,000            230,643
   Onward Kashiyama Co., Ltd.                                             8,000             87,728
   Oracle Corp. Japan                                                     7,100            351,370
*# Orient Corp.                                                          31,000             60,290
   Oriental Land Co., Ltd.                                                5,200            282,980
   Orix Corp.                                                             4,260            312,343
   Osaka Gas Co., Ltd.                                                  132,000            345,909
   Paris Miki, Inc.                                                       1,900             30,464
   Pioneer Electronic Corp.                                               9,000            230,095
   Promise Co., Ltd.                                                      6,500            276,571
   Q.P. Corp.                                                             6,000             47,608
 * Resona Holdings, Inc.                                                635,000            794,330
   Ricoh Co., Ltd., Tokyo                                                40,000            729,730
   Rohm Co., Ltd.                                                         6,600            767,750
   SMC Corp.                                                              3,800            453,141
   Saizeriya Co., Ltd.                                                    1,300             12,285
   Sanden Corp.                                                           7,000             36,432
   Sankyo Co, Ltd.                                                        4,900            155,698
   Sankyo Co., Ltd.                                                      25,000            450,146
*# Sanrio Co., Ltd.                                                       3,000             21,941
   Sanyo Electric Co., Ltd.                                             104,000            465,303
   Sapporo Breweries, Ltd.                                               11,000             26,516
   Secom Co., Ltd.                                                       13,000            472,425
 * Sega Enterprises, Ltd.                                                 9,200             84,927
   Seino Transportation Co., Ltd.                                         7,000             49,662
 * Seiyu, Ltd.                                                           28,000             89,481
   Sekisui Chemical Co., Ltd.                                            27,000            120,060
   Sekisui House, Ltd.                                                   39,000            367,851
   Seven-Eleven Japan Co., Ltd.                                          46,000          1,331,447
   Seventy-seven (77) Bank, Ltd.                                         16,000             84,733
   Sharp Corp. Osaka                                                     62,000            927,849
   Shimachu Co., Ltd.                                                     2,200             41,481
   Shimamura Co., Ltd.                                                    1,700            105,707
   Shimano, Inc.                                                          6,600            129,264
   Shimizu Corp.                                                         38,000            130,807
   Shin-Etsu Chemical Co., Ltd.                                          23,600            870,563
   Shionogi & Co., Ltd.                                                  19,000            314,180
   Shiseido Co., Ltd.                                                    21,000            235,656
   Shizuoka Bank, Ltd.                                                   42,000            293,755
 * Showa Denko KK                                                        59,000            123,366
   Showa Shell Sekiyu KK                                                 18,000            138,386
   Skylark Co., Ltd.                                                      5,000             74,416
 * Snow Brand Milk Products Co., Ltd.                                    12,000             35,281
   Softbank Corp.                                                        18,800            712,381
   Sony Corp.                                                            51,800          1,797,298
   Stanley Electric Co., Ltd.                                             9,000            170,928
   Sumitomo Bakelite Co., Ltd.                                            9,000             56,784
   Sumitomo Chemical Co., Ltd.                                           92,000            328,451
   Sumitomo Corp.                                                        59,000    $       366,326
   Sumitomo Electric Industries, Ltd.                                    38,000            310,884
   Sumitomo Forestry Co., Ltd.                                            6,000             46,567
 * Sumitomo Heavy Industries, Ltd.                                       31,000             60,290
   Sumitomo Metal Industries, Ltd. Osaka                                269,000            230,880
   Sumitomo Metal Mining Co., Ltd.                                       29,000            183,236
 # Sumitomo Mitsui Financial Group, Inc.                                    250          1,223,192
   Sumitomo Osaka Cement Co., Ltd.                                       14,000             24,927
   Sumitomo Realty & Development
     Co., Ltd.                                                           20,000            155,953
   Sumitomo Trust & Banking Co., Ltd.                                    76,000            407,341
   Suruga Bank, Ltd.                                                     12,000             68,700
   Suzuken Co., Ltd.                                                      3,400             91,737
   TDK Corp.                                                              7,400            481,081
   THK Co., Ltd.                                                          5,800            116,773
   TIS, Inc.                                                              2,000             63,002
   Taiheiyo Cement Corp.                                                 45,000            102,310
   Taisei Corp.                                                          46,000            149,105
   Taisho Pharmaceutical Co., Ltd.                                       18,000            313,915
   Taiyo Yuden Co., Ltd.                                                  5,000             58,574
 # Takara Shuzo Co., Ltd.                                                10,000             80,533
 # Takashimaya Co., Ltd.                                                 16,000            110,153
   Takeda Chemical Industries, Ltd.                                      49,000          1,879,109
   Takefuji Corp.                                                         7,800            420,909
   Takuma Co., Ltd.                                                       2,000             10,464
   Teijin, Ltd.                                                          43,000            117,001
   Teikoku Oil Co., Ltd.                                                 12,000             53,251
   Terumo Corp.                                                          10,500            188,103
   Tobu Railway Co., Ltd.                                                43,000            146,448
   Toda Corp.                                                            14,000             34,898
   Toho Co., Ltd.                                                         9,800            112,747
   Tohuku Electric Power Co., Inc.                                       26,600            423,094
   Tokyo Broadcasting System, Inc.                                       10,000            155,132
   Tokyo Electric Power Co., Ltd.                                        75,700          1,569,020
   Tokyo Electron, Ltd.                                                  10,100            714,710
 # Tokyo Gas Co., Ltd.                                                  157,000            537,573
   Tokyo Style Co., Ltd.                                                  4,000             38,641
 # Tokyu Corp.                                                           59,000            274,206
   TonenGeneral Sekiyu KK                                                24,000            195,471
   Toppan Printing Co., Ltd.                                             37,000            339,189
   Toray Industries, Inc.                                                72,000            280,058
   Toshiba Corp.                                                        180,000            663,988
   Tosoh Corp.                                                           30,000             79,985
   Tostem Inax Holding Corp.                                             17,240            302,708
   Toto, Ltd.                                                            19,000            146,768
   Toyo Seikan Kaisha, Ltd.                                              11,300            129,385
   Toyo Suisan Kaisha, Ltd.                                               5,000             49,808
   Toyobo Co., Ltd.                                                      37,000             72,297
   Toyoda Gosei Co., Ltd.                                                 6,300            180,049
   Toyota Industries Corp.                                               15,300            287,085
   Toyota Motor Credit Corp.                                            202,100          6,071,121
 * Trans Cosmos, Inc.                                                     1,000             23,649
 * Trend Micro Inc.                                                       6,500            164,399
 * UFJ Holdings, Inc.                                                       282          1,205,040
   UNY Co., Ltd.                                                          9,000             87,683
   USS Co., Ltd.                                                          1,400             92,038
   Ube Industries, Ltd.                                                  37,000             70,946
   Uni-Charm Corp.                                                        3,500            167,138
   Union Tool Co.                                                           800             25,566
   Ushio Inc.                                                             7,000            110,318
   Wacoal Corp.                                                           7,000             55,478

                                                                         SHARES             VALUE+
                                                                         ------             ------
   World Co., Ltd.                                                        2,000    $        58,802
   Yakult Honsha Co., Ltd.                                                8,000            109,569
   Yamada Denki Co., Ltd.                                                 5,300            157,277
   Yamaha Corp.                                                          11,000            196,558
   Yamaha Motor Co., Ltd.                                                15,000            152,301
   Yamanouchi Pharmaceutical Co., Ltd.                                   20,200            580,990
   Yamato Transport Co., Ltd.                                            24,000            282,688
   Yamazaki Baking Co., Ltd.                                              9,000             69,029
   Yasuda Fire & Marine Insurance
     Co., Ltd.                                                           52,000            386,012
   Yokogawa Electric Corp.                                               12,000            156,465
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $127,463,511)                                                                 107,464,611
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $103,841)                                                                       105,137
                                                                                   ---------------
TOTAL -- JAPAN
   (Cost $127,567,352)                                                                 107,569,748
                                                                                   ---------------
FRANCE -- (9.5%)
COMMON STOCKS -- (9.5%)
   AXA                                                                   93,464          1,795,963
   Accor SA                                                              10,940            458,992
 # Air France                                                            11,600            176,596
   Air Liquide SA                                                         5,250            843,303
   Air Liquide SA Primes De Fid02                                        10,266          1,656,402
 * Alcatel SA                                                            68,050            888,332
 * Alstom SA                                                             21,944             45,244
   Arcelor SA                                                            27,100            439,528
 * Atos Origin                                                            2,500            164,825
   Aventis                                                               42,365          2,445,248
   BNP Paribas SA                                                        47,818          2,694,069
   Bouygues                                                              17,670            548,600
 * Business Objects SA                                                    5,500            186,516
 * Cap Gemini SA                                                          7,550            372,875
   Carrefour                                                             37,950          2,044,847
   Casino Guichard Perrachon                                              5,000            465,704
   Cie Generale D'Optique Essilor
     Intenational SA                                                      5,570            277,692
   Compagnie de Saint-Gobain                                             18,336            820,287
   Compagnie Francaise d'Etudes et de
     Construction Technip SA                                              1,790            192,578
   Dassault Systemes SA                                                   6,900            307,937
 * France Telecom SA                                                    116,252          2,996,114
   Gecina SA                                                              1,400            192,995
   Generale des Establissements
     Michelin SA Series B                                                 7,309            290,005
   Groupe Danone                                                          7,242          1,128,551
 * Hermes International SA                                                1,900            351,202
   Imerys SA                                                              1,000            197,790
 * Klepierre SA                                                           1,800            102,922
   L'Oreal                                                               35,800          2,656,398
   LVMH (Louis Vuitton Moet Hennessy)                                    25,935          1,786,058
   LaFarge SA                                                             9,716            773,930
   LaFarge SA Prime Fidelity                                              8,604            689,995
   Lagardere S.C.A. SA                                                    7,700            419,973
   Pechiney SA Series A                                                   4,755            273,369
   Pernod-Ricard SA                                                       3,950            419,754
   Peugeot SA                                                            13,200            620,901
   Pinault Printemps Redoute SA                                           6,200    $       607,945
 # Publicis Groupe                                                       10,300            325,340
   Renault SA                                                            15,100          1,003,686
   SEB SA Prime Fidelity                                                    900            110,474
   SGE (Societe Generale d'Enterprise
     SA)                                                                  4,340            347,264
   Sanofi Synthelabo                                                     38,756          2,624,864
   Schneider SA                                                          12,199            751,635
   Societe BIC SA                                                         3,600            160,058
   Societe Generale, Paris                                               23,128          1,851,970
   Societe Television Francaise 1                                        11,500            371,515
   Sodexho Alliance SA                                                    8,766            248,830
   Ste des Autoroutes du Sud de la
     France                                                              12,000            388,387
   Stmicroelectronics NV                                                 47,700          1,319,695
   Suez (ex Suez Lyonnaise des Eaux)                                     53,220            921,854
   Thales SA                                                              9,624            300,065
   Thomson Multimedia                                                    15,000            317,542
   Total SA                                                              35,006          5,656,552
   Unibail SA                                                             2,500            221,764
   Valeo SA                                                               5,000            194,493
 * Veolia Environnement SA                                               20,600            484,738
 * Vivendi Universal SA                                                  56,736          1,302,407
 * Wanadoo SA                                                            75,800            582,434
   Zodiac SA                                                              4,360            129,041
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $47,754,672)                                                                   49,948,048
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Alstom SA Rights 12/10/03                                             21,944             11,837
 * Alstom SA Warrants 01/09/04                                           21,944              7,891
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $68,940)                                                                           19,728
                                                                                   ---------------
TOTAL -- FRANCE
   (Cost $47,823,612)                                                                   49,967,776
                                                                                   ---------------
SWITZERLAND -- (7.1%)
COMMON STOCKS -- (7.1%)
*# ABB, Ltd.                                                             76,410            374,744
   Adecco SA                                                             12,273            761,413
 * Ciba Spezialitaetenchemie
     Holding AG                                                           4,525            316,959
   Cie Financiere Richemont AG
     Series A                                                            46,023          1,139,254
 * Clariant AG                                                           10,381            146,554
   Credit Swisse Group                                                   78,497          2,604,989
 * Fischer (Georg) AG, Schaffhausen                                         145             24,789
 * Forbo Holding AG, Eglisau                                                102             28,405
   Geberit AG                                                               274            119,543
   Givaudan SA                                                              573            261,962
   Holcim, Ltd.                                                          13,278            578,791
 * Kudelski SA                                                            3,084             98,886
   Kuoni Reisen Holding AG                                                  180             58,481
 * Logitech International SA                                              3,319            143,777
   Lonza Group AG                                                         2,970            142,444
   Nestle SA, Cham und Vevey                                             25,180          5,853,232
   Novartis AG                                                          166,060          7,013,797
   Phonak Holding AG                                                      4,487             98,229
 * Publicitas Holding SA, Lausanne                                          104             28,158
   Roche Holding AG Bearer                                               10,560          1,402,995

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Roche Holding AG Genusschein                                          45,153    $     4,069,191
 * Schindler Holding AG                                                     210             47,922
 * Schindler Holding AG                                                     340             86,794
   Serono SA                                                                769            529,434
   Societe Generale de Surveillance
     Holding SA                                                             530            311,181
   Sulzer AG, Winterthur                                                    165             41,291
   Swatch Group AG                                                        2,692            308,720
   Swiss Reinsurance Co., Zurich                                         21,255          1,320,299
   Swisscom AG                                                            4,369          1,313,012
   Syngenta AG                                                            6,949            425,470
   Synthes-Stratec Inc.                                                     723            657,161
   Tecan Group AG                                                           627             24,469
   The Swatch Group AG                                                   18,164            419,422
   UBS AG                                                                77,901          5,016,754
   Unaxis Holding AG                                                        912            125,577
   Valora Holding AG                                                        209             49,634
 * Zimmer Holdings, Inc.                                                  3,010            197,916
 * Zurich Financial SVCS AG                                               9,504          1,224,098
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $31,469,590)                                                                   37,365,747
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * ABB, Ltd. Rights
     (Cost $168,543)                                                     76,410             95,164
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $696)                                                                               704
                                                                                   ---------------
TOTAL -- SWITZERLAND
   (Cost $31,638,829)                                                                   37,461,615
                                                                                   ---------------
GERMANY -- (6.1%)
COMMON STOCKS -- (6.1%)
   Adidas-Salomon AG                                                      2,200            227,854
   Aixtron AG                                                             2,400             14,701
   Allianz AG                                                            19,808          2,218,908
   Altana AG                                                              7,400            448,407
   BASF AG                                                               30,200          1,495,121
   Bayer AG                                                              38,700          1,044,253
 * Bayerische Vereinsbank AG                                             27,648            644,618
 # Beiersdorf AG                                                          4,000            449,761
   Commerzbank AG                                                        28,850            556,790
   Continental AG                                                         6,400            222,867
 * D. Logistics AG                                                        1,200              3,237
   DaimlerChrysler AG                                                    53,252          2,023,553
   Deutsche Bank AG                                                      30,788          2,142,413
   Deutsche Boerse AG                                                     5,900            297,398
   Deutsche Lufthansa AG                                                 20,200            309,458
   Deutsche Post AG                                                      58,900          1,117,675
 * Deutsche Telekom AG                                                  217,620          3,592,131
   Douglas Holding AG                                                     1,500             40,996
   E.ON AG                                                               35,798          2,023,298
 * Epcos AG                                                               2,800             63,940
   Fresenius Medical Care AG                                              3,400            216,418
   Gehe AG                                                                4,100            185,287
 * Heidelberger Zement AG                                                 4,694            191,480
 * Hypo Real Estate Holding AG                                            6,387            137,430
 * Infineon Technologies AG                                              38,200            542,627
   Karstadt Quelle AG                                                     5,350            142,373
   Linde AG                                                               5,800            280,537
   MAN AG                                                                 7,450            201,829
   Merck KGAA                                                             1,900    $        74,522
   Metro AG                                                              16,040            690,269
   Munchener Rueckversicherungs-
     Gesellschaft AG                                                     11,957          1,355,199
   Preussag AG                                                            8,736            164,202
   Puma AG                                                                  500             78,936
   Rwe AG (Neu)                                                             800             23,399
   Rwe AG (NEU) Series A                                                 27,650            891,593
   SAP AG (Systeme Anwendungen
     Produkte in der Datenverarbeitung)                                  16,700          2,567,398
 * SGL Carbon AG                                                            700             10,363
   Schering AG                                                           10,400            522,481
   Siemens AG                                                            45,475          3,317,055
   Suedzucker AG                                                          8,100            147,587
   ThyssenKrupp AG                                                       27,200            504,078
   Volkswagen AG                                                         16,970            845,225
 * WCM Beteiligungs AG                                                   11,608             17,115
                                                                                   ---------------
TOTAL -- GERMANY
   (Cost $37,343,995)                                                                   32,044,782
                                                                                   ---------------
NETHERLANDS -- (4.6%)
COMMON STOCKS -- (4.6%)
   ABN-AMRO Holding NV                                                  106,058          2,334,186
   AKZO Nobel NV                                                         18,300            634,847
   Aegon NV                                                              98,407          1,312,927
   Buhrmann NV                                                            6,020             45,752
   DSM NV                                                                 6,000            276,546
   Elsevier NV                                                           47,200            572,588
 * Getronics NV                                                          11,878             24,490
   Hagemeyer NV                                                           4,866             13,416
   Heineken NV                                                           25,462            949,232
   IHC Caland NV                                                          1,624             75,922
   Ing Groep NV                                                         133,923          2,868,792
   KLM (Koninklijke Luchtvaart Mij) NV                                    2,377             37,583
 * Koninklijke Ahold NV                                                  59,558            429,790
 * Koninklijke KPN NV                                                   159,376          1,249,453
 * Koninklijke Numico NV                                                  9,912            251,893
   Koninklijke Philips Electronics NV                                    85,512          2,429,376
   Koninklijke Vendex KBB NV                                              5,978             77,536
 * Norit NV                                                              31,250            590,372
   Oce NV                                                                 4,991             71,315
   Royal Dutch Petroleum Co.,
     Den Haag                                                           135,400          6,083,278
   TNT Post Groep NV                                                     30,670            661,768
   Unilever NV                                                           37,142          2,228,378
   VNU NV                                                                16,240            505,955
   Vedior NV                                                              9,852            149,158
   Wolters Kluwer NV                                                     17,458            264,731
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $26,423,627)                                                                   24,139,284
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Koninklijke Ahold NV Rights
     (Cost $242,263)                                                     59,558             55,687
                                                                                   ---------------
TOTAL -- NETHERLANDS
   (Cost $26,665,890)                                                                   24,194,971
                                                                                   ---------------
AUSTRALIA -- (4.5%)
COMMON STOCKS -- (4.5%)
   AMP, Ltd.                                                             91,391            393,476
   Amcor, Ltd.                                                           54,361            324,912

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Ansell, Ltd.                                                          12,403    $        58,606
   Aristocrat Leisure, Ltd.                                              25,692             35,880
   Australia & New Zealand Banking
     Group, Ltd.                                                        101,955          1,240,889
 * Australia & New Zealand Banking
     Group, Ltd. New                                                     17,703            214,694
   Australian Gas Light Co.                                              28,700            222,626
   Australian Stock Exchange, Ltd.                                        5,600             62,849
   BHP Billiton, Ltd.                                                   251,046          2,047,272
   BHP Steel Ltd.                                                        46,541            168,048
   Boral, Ltd.                                                           35,635            128,927
   Brambles Industries, Ltd.                                             60,916            201,440
   CSL, Ltd.                                                             10,561            123,723
   CSR, Ltd.                                                             55,115             69,393
   Coca-Cola Amatil, Ltd.                                                34,816            153,424
   Cochlear, Ltd.                                                         3,100             64,042
   Coles Myer, Ltd.                                                      80,217            431,855
   Commonwealth Bank of Australia                                        84,793          1,693,430
   Computershare, Ltd.                                                   34,090             79,676
   Deutsche Office Trust                                                 44,700             36,226
   Foster's Group, Ltd.                                                 148,012            471,246
   Futuris Corp., Ltd.                                                   41,185             41,722
   General Property Trust                                                75,385            158,736
   Harvey Norman Holdings, Ltd.                                          61,980            128,267
   Iluka Resources, Ltd.                                                 15,365             45,028
   Insurance Australiz Group, Ltd.                                      110,967            335,636
   James Hardies Industries NL                                           30,184            156,601
   John Fairfax Holdings, Ltd.                                           53,773            135,407
   Leighton Holdings, Ltd.                                               15,898            133,674
   Lend Lease Corp., Ltd.                                                27,586            209,593
   Lion Nathan, Ltd.                                                     33,100            138,917
   Macquarie Bank, Ltd.                                                  14,314            351,951
   Macquarie Infrastructure Group                                        68,847            162,904
   Mayne Group, Ltd.                                                     48,877            125,554
   Mirvac, Ltd.                                                          45,206            142,947
   National Australia Bank, Ltd.                                        100,764          2,108,638
   Newcrest Mining, Ltd.                                                 21,576            199,839
   News Corp., Ltd.                                                      87,233            744,205
   News Corp., Ltd. Pref Ordinary                                       179,084          1,262,159
   Onesteel, Ltd.                                                        36,025             49,007
   Orica, Ltd.                                                           17,211            160,406
   Origin Energy, Ltd.                                                   39,246            132,620
   Paperlinx, Ltd.                                                       29,331             96,357
 # Patrick Corp., Ltd.                                                   11,186            117,285
   Publishing and Broadcasting, Ltd.                                     44,156            372,871
   QBE Insurance Group, Ltd.                                             42,480            313,225
   Rinker Group, Ltd.                                                    62,315            263,332
   Rio Tinto, Ltd.                                                       24,954            631,443
   Santos, Ltd.                                                          38,543            180,167
 * Scigen                                                                11,443                654
   Sonic Healthcare, Ltd.                                                16,529             83,962
 * Sons of Gwalia, Ltd.                                                   7,201             17,612
   Southcorp, Ltd.                                                       49,137             98,133
   Stockland Trust Group                                                 30,030            110,821
 * Stockland Trust Group Issue 03                                         1,030              3,727
   Suncorp-Metway, Ltd.                                                  35,901            323,425
   Tab, Ltd.                                                             27,500             82,183
 # Tabcorp Holdings, Ltd.                                                23,050            186,471
   Telstra Corp., Ltd.                                                  430,100          1,534,315
   Toll Holdings, Ltd.                                                   19,382            119,491
   Transurban Group                                                      31,438             95,544
 * WMC Resources, Ltd.                                                   74,453    $       263,445
   WMC, Ltd.                                                             75,646            322,951
   Wesfarmers, Ltd.                                                      24,851            507,097
   Westfield Holdings, Ltd.                                              37,309            389,563
 * Westfield Trust                                                        2,312              5,655
   Westpac Banking Corp.                                                119,761          1,325,883
   Woodside Petroleum, Ltd.                                              43,999            437,449
   Woolworths, Ltd.                                                      68,685            563,603
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $18,155,683)                                                                   23,593,109
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $3,404)                                                                           3,438
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * AMP, Ltd. Rights 12/09/03
     (Cost $0)                                                           90,460                  0
                                                                                   ---------------
TOTAL -- AUSTRALIA
   (Cost $18,159,087)                                                                   23,596,547
                                                                                   ---------------
ITALY -- (3.8%)
COMMON STOCKS -- (3.8%)
 * Acea SpA                                                               4,000             23,303
*# Alitalia Linee Aeree Italiane SpA
     Series A                                                            50,000             16,063
   Alleanza Assicurazioni SpA                                            37,112            386,148
   Assicurazioni Generali SpA, Trieste                                   58,514          1,461,763
 * Autogrill SpA, Novara                                                 10,000            132,579
   Banca Fideuram SpA                                                    45,000            283,199
   Banca Monte Dei Paschi di Siena
     SpA                                                                112,000            367,865
 * Banca Nazionale del Lavoro SpA                                       100,000            234,351
   Banca Popolare di Milano                                              14,520             86,331
   Banco Popolare di Verona e Novara
     SpA                                                                 16,000            263,911
   Benetton Group SpA                                                     6,950             89,476
 * Bipop-Carire SpA                                                     161,000            126,604
   Bulgari SpA                                                           13,000            120,148
 * Capitalia SpA                                                        100,360            317,603
   Credito Italiano                                                     288,000          1,446,525
 * E.Biscom SpA                                                           1,000             65,930
   Eni SpA                                                              184,000          3,136,439
   Ente Nazionale per L'Energia Elettrica
     SpA                                                                278,000          1,776,198
 * Fiat SpA                                                              34,866            272,920
   Finmeccanica SpA                                                     385,000            295,366
   Gruppo Editoriale L'espresso SpA                                      16,000             95,898
   Intesabci SpA                                                        271,942          1,023,588
   Italcementi SpA                                                        6,680             82,397
   Luxottica Group SpA                                                   20,000            351,226
   Mediaset SpA                                                          54,000            612,356
   Mediobanca SpA                                                        34,000            357,028
   Mediolanum SpA                                                        33,000            247,237
   Mondadori (Arnoldo) Editore SpA                                       10,500             87,099
   Parmalat Finanziaria SpA                                              28,600             78,509
 * Pirelli & Co. SpA                                                     93,332             88,720
   RAS SpA (Riunione Adriatica di
     Sicurta)                                                            29,303            471,745
   SAI SpA (Sta Assicuratrice
     Industriale), Torino                                                 2,000             35,003

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * SNAM Rete Gas SpA                                                     86,000    $       338,136
   SNIA SpA                                                              23,120             51,410
   San Paolo-IMI SpA                                                     66,607            856,720
 * Seat Pagine Gialle SpA                                                 8,018              7,766
 * Seat Pagine Gialle SpA, Torino                                         3,041              1,444
   Telecom Italia Mobile SpA                                            387,740          1,993,964
*# Telecom Italia SpA                                                   701,433          2,030,592
 * Tiscali SpA                                                           13,000            105,500
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $19,376,525)                                                                   19,819,060
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
 * Fiat SpA
     (Cost $43,046)                                                       3,000             13,953
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                                            1,677                537
                                                                                   ---------------
TOTAL -- ITALY
   (Cost $19,419,571)                                                                   19,833,550
                                                                                   ---------------
SPAIN -- (3.2%)
COMMON STOCKS -- (3.2%)
   Acciona SA                                                             3,400            191,882
   Acerinox SA                                                            3,500            161,864
 * Antena 3 Television                                                      898             37,751
 # Autopistas Concesionaria
     Espanola SA                                                         25,253            354,175
   Banco Bilbao Vizcaya SA                                              182,100          2,182,877
   Banco Popular Espanol SA, Madrid                                      12,500            655,403
 # Banco Santander Central
     Hispanoamerica SA                                                  271,784          2,824,635
 * Coporacion Financiera Reunida SA                                       6,070             69,270
   Corporacion Mapfre Compania
     Internacional de Reaseguros SA                                       9,700            125,113
   Endesa SA, Madrid                                                     60,300            990,278
   Fomento de Construcciones y
     Contratas SA                                                         7,080            242,642
   Gas Natural SA, Buenos Aires                                          25,500            525,455
   Grupo Dragados SA, Madrid                                              8,700            181,150
   Grupo Ferrovial SA                                                     7,500            226,559
   Iberdrola SA                                                          51,300            884,907
   Iberia Lineas Aereas de Espana SA                                     47,600            127,813
   Indra Sistemas SA                                                      7,600             91,559
   Industria de Diseno Textil SA                                         35,500            788,539
   Metrovacesa SA                                                         3,442            104,842
   OCP Construcciones SA, Madrid                                          3,400            146,765
   Promotora de Informaciones SA                                         11,700            154,276
   Repsol SA                                                             69,500          1,213,846
   Sociedad General de Aguas de
     Barcelona SA                                                         6,192             87,957
 * Sociedad General de Aguas de
     Barcelona SA Rights                                                     61                866
   Sol Melia SA                                                           8,400             59,711
   Tabacalera SA                                                         15,900            424,460
 * Tele Pizza SA                                                          7,000             11,748
 * Telefonica de Espana SA                                              282,457          3,656,752
   Telefonica Publicidad e
     Informacion SA                                                      19,300            102,490
   Union Fenosa SA                                                       16,300    $       267,101
   Vallehermoso SA                                                       12,700            179,032
*# Zeltia SA                                                             10,500             67,968
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $14,527,275)                                                                   17,139,686
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Sociedad General de Aguas de
     Barcelona SA Rights
     (Cost $0)                                                               92                 11
                                                                                   ---------------
TOTAL -- SPAIN
   (Cost $14,527,275)                                                                   17,139,697
                                                                                   ---------------
SWEDEN -- (2.1%)
COMMON STOCKS -- (2.1%)
 * Alfa Laval AB                                                          6,100             87,188
   Assa Abloy AB Series B                                                17,200            195,763
   Atlas Copco AB Series A                                                7,200            257,276
   Atlas Copco AB Series B                                                3,600            119,109
   Axfood AB                                                              2,700             60,031
   Billerud AB                                                            3,200             47,432
   Castellum AB                                                           2,200             46,585
   Drott Series AB                                                        4,700             82,417
   Electrolux AB Series B                                                18,500            389,289
   Eniro AB                                                               8,200             73,252
   Gambro AB Series A                                                    11,300             93,468
   Gambro AB Series B                                                     2,700             22,333
   Getinge AB                                                             9,600             90,205
   Hennes & Mauritz AB Series B                                          40,800            953,033
   Hoganas AB Series B                                                    1,300             26,925
   Holmen AB Series B                                                     4,300            149,098
 * Modern Times Group AB Series B                                         1,800             36,090
 * Netcom AB Series B                                                     6,700            341,824
   Nordic Baltic Holdings AB                                            163,948          1,084,873
   OMHEX AB                                                               4,500             50,621
   SSAB Swedish Steel Series A                                            3,500             57,669
   SSAB Swedish Steel Series B                                            1,400             22,141
   Sandvik AB                                                            14,200            451,967
   Securitas AB Series B                                                 18,700            227,684
   Skandia Insurance AB                                                  55,200            186,287
   Skandinaviska Enskilda Banken
     Series A                                                            37,900            494,058
   Skanska AB Series B                                                   19,500            161,294
   Svenska Cellulosa AB Series B                                         12,700            489,942
   Svenska Handelsbanken Series A                                        38,400            708,938
   Svenska Kullagerfabriken AB
     Series A                                                             2,300             84,316
   Svenska Kullagerfabriken AB
     Series B                                                             4,600            168,328
   Swedish Match AB (Frueher Svenska
     Taendsticks AB)                                                     18,400            165,588
 * Telefon AB L.M. Ericsson Series B                                    908,800          1,467,341
   Telia AB                                                             257,100          1,143,258
   Trelleborg AB Series B                                                 4,200             65,034
   Volvo AB Series A                                                      7,400            204,193
   Volvo AB Series B                                                     16,600            480,023
 * WM-Data AB Series B                                                    8,500             17,211
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $10,930,903)                                                                   10,802,084
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $28,642)                                                                $        32,007
                                                                                   ---------------
TOTAL -- SWEDEN
   (Cost $10,959,545)                                                                   10,834,091
                                                                                   ---------------
FINLAND -- (1.7%)
COMMON STOCKS -- (1.7%)
   Amer-Yhtymae Oyj Series A                                              1,500             62,753
 * Elisa Communications Corp.                                             8,363            114,785
   Fortum Oyj                                                            51,253            513,009
   KCI Konecranes International Oyj                                         700             22,522
   Kesko Oyj                                                              6,400            111,242
   Kone Corp.                                                             3,800            204,845
   Metso Oyj                                                              7,044             82,412
   Nokia Oyj                                                            302,166          5,444,074
   Nokian Renkaat Oyj                                                       500             39,138
   Orion-Yhtyma Oyj Series B                                              2,000             44,736
   Outokumpu Oyj Series A                                                 9,300            124,302
   Pohjola Group P.L.C. Series D                                          2,200             54,168
 * Rautaruukki Oyj Series K                                               8,700             64,138
   Sampo Insurance Co., Ltd.                                             33,600            332,689
   Stora Enso Oyj Series R                                               43,400            584,237
   Tietoenator Corp.                                                      2,800             77,869
   Upm-Kymmene Oyj                                                       45,800            847,131
   Uponor Oyj Series A                                                    2,300             66,859
   Wartsila Corp. Oyj Series B                                            2,900             53,883
                                                                                   ---------------
TOTAL -- FINLAND
   (Cost $7,597,096)                                                                     8,844,792
                                                                                   ---------------
HONG KONG -- (1.6%)
COMMON STOCKS -- (1.6%)
   ASM Pacific Technology, Ltd.                                          12,000             46,972
   Bank of East Asia, Ltd.                                               63,198            198,554
   CLP Holdings, Ltd.                                                   110,400            535,915
   Cathay Pacific Airways, Ltd.                                         146,000            281,987
   Cheung Kong Holdings, Ltd.                                           105,600            832,828
   Cheung Kong Infrastructure Holdings,
     Ltd.                                                                99,000            223,716
   Esprit Holdings, Ltd.                                                 54,541            174,165
   Giordano International, Ltd.                                          40,000             17,769
   Hang Lung Properties, Ltd.                                           113,500            140,298
   Hang Seng Bank, Ltd.                                                  87,900          1,128,982
   Henderson Land Development Co.,
     Ltd.                                                                83,000            332,372
   Hong Kong Electric Holdings, Ltd.                                     93,707            375,247
   Hong Kong Exchanges & Clearing,
     Ltd.                                                                48,000             98,271
   Hopewell Holdings, Ltd.                                               38,000             55,290
   Hutchison Whampoa, Ltd.                                              195,500          1,428,558
   Hysan Development Co., Ltd.                                           41,242             58,945
   I-Cable Communications, Ltd.                                           9,854              2,347
   Johnson Electric Holdings, Ltd.                                      168,000            224,972
   Li & Fung, Ltd.                                                      126,000            215,778
   New World Development Co., Ltd.                                       92,043             57,480
 * PCCW, Ltd.                                                           235,265            157,524
   Shangri-La Asia, Ltd.                                                 99,872             89,375
   Sino Land Co., Ltd.                                                  178,200             92,928
   Smartone Telecommunications
     Holdings, Ltd.                                                      23,000             22,359
   South China Morning Post (Holdings),
     Ltd.                                                                39,198    $        17,918
   Sung Hungkai Properties, Ltd.                                        109,706            882,868
   Swire Pacific, Ltd. Series A                                          42,500            251,728
   Techtronic Industries Co., Ltd.                                       28,000             76,793
   Television Broadcasts, Ltd.                                           20,000            100,434
   Texwinca Holdings, Ltd.                                               60,000             44,036
   Wharf Holdings, Ltd.                                                 107,542            268,637
 * Yue Yuen Industrial (Holdings), Ltd.                                  69,000            191,906
                                                                                   ---------------
TOTAL -- HONG KONG
   (Cost $9,292,530)                                                                     8,626,952
                                                                                   ---------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
   AGFA-Gevaert NV, Mortsel                                               7,300            181,139
   Barco (New) NV                                                           400             31,718
   Bekaert SA                                                               700             39,186
   Cie Martime Belge SA                                                     300             17,765
   Cofinimmo SA                                                             200             25,845
   Colruyt SA Halle                                                       1,700            159,664
   D'Ieteren SA                                                             290             61,739
   Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                                 3,600            174,127
   Dexia SA                                                              31,800            506,607
   Electrabel SA                                                          2,800            822,325
 * Exmar NV                                                                 300             12,047
   Fortis AG                                                             51,779            956,480
   Groupe Bruxelles Lambert                                               2,500            124,637
   Interbrew SA                                                          17,200            424,732
   KBC Bancassurance Holding SA                                          15,700            686,929
 * Mobistar SA                                                            2,500            130,661
   Omega Pharma SA                                                          500             14,079
   Solvay SA                                                              4,400            340,989
   UCB SA                                                                 7,600            243,428
 * Umicore-Strip VVPR                                                        55                 36
   Union Miniere SA                                                       1,155             77,118
                                                                                   ---------------
TOTAL -- BELGIUM
   (Cost $5,285,799)                                                                     5,031,251
                                                                                   ---------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
   Allgreen Properties, Ltd.                                             41,000             24,734
   Capitaland, Ltd.                                                     115,500            104,518
*# Chartered Semiconductor
     Manufacturing, Ltd.                                                112,000            104,599
   City Developments, Ltd.                                               32,000            111,374
   Comfortdelgro Corp., Ltd.                                             81,000             36,179
   Creative Technology Co., Ltd.                                          3,000             31,672
   Cycle & Carriage, Ltd.                                                 5,982             20,993
   DBS Group Holdings, Ltd.                                              67,000            544,109
   Fraser & Neave, Ltd.                                                  11,100             74,046
   Haw Par Brothers International, Ltd.                                   2,248              5,790
   Keppel Corp., Ltd.                                                    32,000            103,021
   Keppel Land, Ltd.                                                     22,000             20,419
 * Neptune Orient Lines, Ltd.                                            47,000             57,798
   Overseas Chinese Banking Corp., Ltd.                                  59,300            409,340
   Overseas Union Enterprise, Ltd.                                        6,000             23,493
   Parkway Holdings, Ltd.                                                20,000             10,847
   Sembcorp Industries, Ltd.                                             78,000             57,915
   Sembcorp Logistics, Ltd.                                              39,000             43,210

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Sembcorp Marine, Ltd.                                                 55,000    $        30,947
   Singapore Airlines, Ltd.                                              56,000            393,058
   Singapore Land, Ltd.                                                  11,000             25,013
   Singapore Press Holdings                                              16,000            180,983
   Singapore Technologies Engineering,
     Ltd.                                                               132,000            150,842
   Singapore Telecommunications, Ltd.                                   802,000            832,742
   Smrt Corporation, Ltd.                                                59,000             19,850
*# St Assembly test Services, Ltd.                                       38,000             46,510
   United Overseas Bank, Ltd.                                            70,000            523,806
   United Overseas Land, Ltd.                                            22,000             23,864
   Venture Manufacturing (Singapore),
     Ltd.                                                                10,000            109,634
   Wing Tai Holdings, Ltd.                                               19,000              8,707
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $5,264,075)                                                                     4,130,013
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $39,640)                                                                         40,252
                                                                                   ---------------
TOTAL -- SINGAPORE
   (Cost $5,303,715)                                                                     4,170,265
                                                                                   ---------------
DENMARK -- (0.7%)
COMMON STOCKS -- (0.7%)
   Bang & Olufsen Holding A.S
     Series B                                                               290             10,980
   Carlsberg A.S. Series B                                                1,820             75,948
   Coloplast A.S. Series B                                                  970             82,206
   DSV, De Sammensluttede
     Vognmaend A.S.                                                         880             34,454
   Dampskibsselskabet Svendborg A.S.                                        147          1,053,957
   Danisco A.S.                                                           2,450            100,659
   Danske Bank A.S.                                                      33,656            713,073
   East Asiatic Co., Ltd.                                                   900             34,367
 * FLS Industries                                                           890              9,536
 * GN Great Nordic A.S.                                                   9,620             61,068
   Group 4 Falck A.S.                                                     3,480             68,685
   H. Lundbeck A.S.                                                      11,002            172,831
   ISS A.S.                                                               1,763             81,807
   Koebenhavns Lufthavne                                                    280             30,902
   NKT Holding A.S.                                                       1,100             20,293
 * Neg Micon A.S.                                                         2,460             26,555
   Novo-Nordisk A.S. Series B                                            14,150            542,599
   Novozymes A.S. Series B                                                2,830             98,944
 * TK Development                                                           614              1,682
   Tele Danmark A.S.                                                     10,210            342,164
 * Topdanmark A.S.                                                        1,300             65,769
   Vestas Wind Systems A.S.                                               4,400             66,284
 * William Demant Holding                                                 3,260            101,373
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $3,348,554)                                                                     3,796,136
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $5,953)                                                                           6,312
                                                                                   ---------------
TOTAL -- DENMARK
   (Cost $3,354,507)                                                                     3,802,448
                                                                                   ---------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
   Allied Irish Banks P.L.C.                                             62,710    $       928,374
   Bank of Ireland P.L.C.                                                68,607            847,081
   CRH P.L.C.                                                            35,877            667,463
   DCC P.L.C.                                                             4,814             63,189
 * Elan Corp. P.L.C.                                                     22,161            119,542
   Fyffes P.L.C.                                                         17,987             33,205
 * Grafton Group P.L.C.                                                  10,992             70,494
   Greencore Group P.L.C.                                                13,193             48,235
   Independent News & Media P.L.C.                                       40,374             97,763
   Irish Permanent P.L.C.                                                18,325            258,108
   Kerry Group P.L.C.                                                    11,740            208,984
 * Ryanair Holdings P.L.C.                                               32,702            250,884
   Waterford Wedgwood P.L.C.                                             45,211             15,175
                                                                                   ---------------
TOTAL -- IRELAND
   (Cost $3,466,285)                                                                     3,608,497
                                                                                   ---------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Aker Kvaerner ASA                                                        755             12,503
   Den Norske Bank ASA Series A                                          36,500            220,387
 * Merkantildata ASA                                                      6,800              4,883
 * Nera ASA                                                               6,300             13,388
   Norsk Hydro ASA                                                       15,700            898,498
   Norske Skogindustrier ASA Series A                                     5,000             95,993
 * Opticom ASA                                                              600              7,518
   Orkla ASA Series A                                                    11,471            254,689
   Schibsted ASA                                                          2,700             45,901
   Smedvig ASA Series A                                                   3,800             25,617
 * Statoil Den Norske Stats Oljeselskap
     ASA                                                                 24,085            240,023
 * Storebrand ASA                                                        14,500             88,614
 * Tandberg ASA Series A                                                  5,600             40,625
   Telenor ASA                                                           42,921            258,528
   Tomra Systems ASA                                                      9,596             52,238
                                                                                   ---------------
TOTAL -- NORWAY
   (Cost $1,958,395)                                                                     2,259,405
                                                                                   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
   BPI SGPS SA                                                           44,098            139,554
   Banco Comercial Portugues SA                                         162,985            334,090
   Banco Espirito Santo e Comercial de
     Lisboa                                                              16,320            241,605
   Brisa Auto Estradas de Portugal SA                                    13,500             85,769
   Cimpor Cimentos de Portugal SA                                        30,900            148,162
   Electricidade de Portugal SA                                         117,800            293,716
 * Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                                      5,600             59,073
 * PT Multimedia Servicos de
     Telecomunicacoes e Multimedia
     SGPS SA                                                              4,000             72,931
   Portugal Telecom SA                                                   62,730            590,289
 * Sonae SGPS SA                                                        108,923             91,398
                                                                                   ---------------
TOTAL -- PORTUGAL
   (Cost $2,385,068)                                                                     2,056,587
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
   Alpha Credit Bank                                                      7,170    $       188,915
   Athens Water Supply & Sewage Co.S.A.                                   4,100             31,160
   Attica Enterprises S.A. Holdings                                       3,130             12,982
   Bank of Piraeus S.A.                                                   6,510             66,487
   Commercial Bank of Greece                                              2,500             52,684
   EFG Eurobank Ergasias S.A.                                            11,390            191,695
   Hellenic Bottling Co. S.A.                                             9,200            201,376
   Hellenic Duty Free Shops S.A.                                          2,000             35,338
   Hellenic Petroleum S.A.                                               10,100             82,328
   Hellenic Technodomiki S.A.                                             3,900             23,001
   Hellenic Tellecommunication
     Organization Co. S.A.                                               20,900            250,533
   Intracom S.A.                                                          3,310             21,347
   Mailis (M.J.) S.A.                                                     2,800             10,271
   National Bank of Greece                                               10,010            225,826
   Panafon Hellenic Telecommunications
     Co. S.A.                                                            15,380            113,568
   Public Power Corp. of Greece                                           9,600            217,727
   Titan Cement Co.                                                       1,140             43,265
   Viohalco                                                               2,800             14,701
                                                                                   ---------------
TOTAL -- GREECE
   (Cost $1,631,190)                                                                     1,783,204
                                                                                   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                  18,875             80,085
   Carter Holt Harvey, Ltd.                                              91,400            103,375
   Contact Energy, Ltd.                                                  18,722             65,080
   Fisher & Paykel Apppliances Holdings,
     Ltd.                                                                14,080             34,009
   Fisher & Paykel Healthcare Corp.                                       6,279             48,749
   Fletcher Building, Ltd.                                               27,182             69,997
   Independent Newspapers, Ltd.
     (Auckland)                                                          25,700             82,603
   Sky City Entertainment Group, Ltd.                                    19,414             56,569
 * Sky Network Television, Ltd.                                          17,139             56,949
   Telecom Corporation of New Zealand,
     Ltd.                                                               118,062            392,293
 * Tower, Ltd.                                                           25,408             20,457
   Warehouse Group, Ltd.                                                 14,200             48,091
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $735,788)                                                                       1,058,257
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $30,053)                                                                         38,790
                                                                                   ---------------
TOTAL -- NEW ZEALAND
   (Cost $765,841)                                                                       1,097,047
                                                                                   ---------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   BWT AG                                                                   880             13,914
   Bohler Uddeholm AG                                                       480             31,031
   Erste Bank der Oesterreichischen
     Sparkassen AG                                                        1,259            143,826
   Flughafen Wien AG                                                        579    $        24,639
 * Immofinanz Immobilien Anlagen AG                                       3,422             25,761
   Mayr-Melnhof Karton AG                                                   472             50,588
   Oesterreichische
     Elektrizitaetswirtschafts AG                                           810             82,678
   Omv AG                                                                 1,557            220,629
 * RHI AG, Wien                                                             778             12,282
 * Telekom Austria AG                                                     8,470             98,283
 * VA Technologie AG                                                        805             22,378
   Voestalpine AG                                                           825             32,586
   Wienerberger AG                                                        4,007            101,493
                                                                                   ---------------
TOTAL -- AUSTRIA
   (Cost $698,180)                                                                         860,088
                                                                                   ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
     (Cost $177,078)                                                                       179,750
                                                                                   ---------------
CANADA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Canadian Dollars
     (Cost $4,972)                                                                           5,825
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
TEMPORARY CASH
  INVESTMENTS -- (6.7%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.82%, 12/01/03
   (Collateralized by $11,326,000
   FHLB Notes 1.875%, 02/15/05,
   valued at $11,410,945) to be
   repurchased at $11,242,768
   (Cost $11,242,000)                                           $        11,242         11,242,000
 Repurchase agreements in a Pooled
   Cash Account, Mizuho Securities
   USA, 1.05%, 12/01/03
   (Collateralized by $36,304,000
   U.S. Treasury Obligations, rates
   ranging from 2.625% to 8.875%,
   maturities ranging from 11/15/06
   to 05/15/29, valued at $24,311,361)
   to be repurchased at $24,311,488
   (Cost $24,311,361)^                                                   24,311         24,311,361
                                                                                   ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
   (Cost $35,553,361)                                                                   35,553,361
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $531,253,506)++                                                           $   527,085,836
                                                                                   ===============

----------
 + See Note B to Financial Statements.
 ^ Security purchased with cash proceeds from securities on loan
 * Non-Income Producing Securities
 # Total or Partial Securities on Loan
++ The cost for federal income tax purposes is $533,387,789.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                      INTERNATIONAL SMALL COMPANY PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The Japanese Small Company Series of The DFA Investment
   Trust Company (26.8%) (Cost $247,518,637)                                                $   244,017,796
Investment in The Pacific Rim Small Company Series of The DFA Investment
   Trust Company (14.0%) (Cost $111,457,252)                                                    127,432,216
Investment in The United Kingdom Small Company Series of The DFA
   Investment Trust Company (15.3%) (Cost $105,088,482)                                         138,605,642
Investment in The Continental Small Company Series of The DFA Investment
   Trust Company (43.6%) (Cost $292,806,851)                                                    396,264,638
Temporary Cash Investments (0.3%)
   Repurchase Agreement, PNC Capital Markets Inc. 0.82%, 12/01/03
   (Collateralized by $2,898,000 FHLB Notes 1.875%, 02/15/05, valued at $2,919,735) to be repurchased at $2,876,197
   (Cost $2,876,000)                                                                              2,876,000
                                                                                            ---------------
      Total Investments (100%) (Cost $759,747,222)++                                        $   909,196,292
                                                                                            ===============

----------
++The cost for federal income tax purposes is $761,571,637

                        JAPANESE SMALL COMPANY PORTFOLIO

                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The Japanese Small Company Series of The DFA Investment
   Trust Company                                                                            $    22,719,677
                                                                                            ---------------
      Total Investments (100%) (Cost $152,403,017)++                                        $    22,719,677
                                                                                            ===============

----------
++The cost for federal income tax purposes is $155,144,446
----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                       PACIFIC RIM SMALL COMPANY PORTFOLIO
                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The Pacific Rim Small Company Series of The DFA Investment
   Trust Company                                                                            $    20,379,824
                                                                                            ---------------
      Total Investments (100%) (Cost $52,109,745)++                                         $    20,379,824
                                                                                            ===============

----------
++The cost for federal income tax purposes is $52,678,980.

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The United Kingdom Small Company Series of The DFA Investment
   Trust Company                                                                            $    12,211,520
                                                                                            ---------------
      Total Investments (100%) (Cost $8,000,250)++                                          $    12,211,520
                                                                                            ===============

----------
++The cost for federal income tax purposes is $8,045,916.

                       CONTINENTAL SMALL COMPANY PORTFOLIO

                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The Continental Small Company Series of The DFA Investment
   Trust Company                                                                            $    24,375,013
                                                                                            ---------------
      Total Investments (100%) (Cost $16,535,386)++                                         $    24,375,013
                                                                                            ===============

----------
++The cost for federal income tax purposes is $16,630,288
----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
JAPAN -- (23.3%)
COMMON STOCKS -- (23.0%)
 * A&A Material Corp.                                                   103,000    $        66,773
 # ABILIT Corp.                                                          34,200            224,523
   ADVANEX, Inc.                                                         38,000            152,666
   AOI Electronics Co., Ltd.                                             10,600            139,372
 # Achilles Corp.                                                       239,000            292,422
   Agro-Kanesho Co., Ltd.                                                 7,000             32,597
   Ahresty Corp.                                                         17,000             96,083
 # Aichi Bank, Ltd.                                                      23,400          1,179,401
 * Aichi Corp.                                                           63,200            221,015
*# Aichi Machine Industry Co., Ltd.                                     188,000            540,723
 # Aida Engineering, Ltd.                                               191,000            585,975
   Aigan Co., Ltd.                                                       41,000            225,365
   Airport Facilities Co., Ltd.                                         105,000            377,739
 * Akai Electric Co., Ltd.                                              490,000              4,474
   Akita Bank, Ltd.                                                     379,000          1,470,736
*# Alfresa Holdings Corp.                                                17,000            588,294
   Allied Material Corp.                                                 52,100            642,212
 # Aloka Co., Ltd.                                                       42,000            322,133
   Alpha Systems Inc.                                                    16,000            336,012
   Altech Co., Ltd.                                                      15,100             60,527
   Amada Co., Ltd.                                                      178,079            874,786
 # Ando Corp.                                                           177,000            245,654
   Anest Iwata Corp.                                                     63,000            105,844
 * Anritsu Corp.                                                        113,000            771,768
   Aoi Advertising Promotion, Inc.                                       11,500             73,398
 # Aoki International Co., Ltd.                                          97,000            616,435
 * Apic Yamada Corp.                                                     20,000             63,002
   Arakawa Chemical Industries, Ltd.                                     32,400            328,378
*# Araya Industrial Co., Ltd.                                           156,000            162,381
   Argo 21 Corp.                                                         12,000             98,174
 # Aronkasei Co., Ltd.                                                   77,000            222,873
 # Asahi Kogyosha Co., Ltd.                                              92,000            252,849
   Asahi Organic Chemicals Industry
     Co., Ltd.                                                          274,000            635,464
*# Asahi Tec Corp.                                                      118,000            190,705
 * Asahi Techno Glass Corp.                                              57,000            176,434
 # Asanuma Corp.                                                        254,000            359,478
 # Ashimori Industry Co., Ltd.                                          116,000            203,360
   Asia Air Survey Co., Ltd.                                             26,000             55,789
   Asia Securities Printing Co., Ltd.                                    37,000            172,973
   Asics Corp.                                                          384,000            711,761
 * Atol Co., Ltd.                                                        12,000             60,373
 # Atsugi Co., Ltd.                                                     393,000            305,013
   Aucnet, Inc.                                                          12,500            150,543
   Autobacs Seven Co., Ltd.                                              50,200          1,084,031
*# Azel Corp., Tokyo                                                    152,000            144,339
   Bank of Iwate, Ltd.                                                   39,900          1,551,991
   Bank of Okinawa, Ltd.                                                 39,700            705,045
   Bank of Saga, Ltd.                                                   215,000            802,913
 # Best Denki Co., Ltd.                                                 258,000            930,515
   Bull Dog Sauce Co., Ltd.                                              12,000             83,930
   Bunka Shutter Co., Ltd.                                              129,000            493,526
 # CMK Corp.                                                            109,000          1,099,754
   CTI Engineering Co., Ltd.                                             24,900            113,678
   Cabin Co., Ltd.                                                      119,000            154,291
   Calsonic Corp.                                                       175,000          1,214,390
   Canon Finetech, Inc.                                                  15,280    $       179,978
   Central Finance Co., Ltd.                                            267,000            889,838
   Cesar Co.                                                             98,000                895
 # Chiyoda Co., Ltd.                                                     83,000            897,297
   Chodai Co. Ltd.                                                       12,000             31,118
   Chofu Seisakusho Co., Ltd.                                            71,100          1,012,747
 # Chudenko Corp.                                                       179,460          2,461,185
   Chuetsu Pulp and Paper Co., Ltd.                                     242,000            519,266
 * Chugai Mining Co., Ltd.                                              229,500            142,495
   Chugokukogyo Co., Ltd.                                                22,000             28,123
   Chuo Denki Kogyo co., Ltd.                                            53,000             81,784
   Chuo Gyorui Co., Ltd.                                                 85,000            126,507
 # Chuo Spring Co., Ltd., Nagoya                                        181,000            657,761
   Chuo Woollen Mills, Ltd.                                              30,000             31,501
   Cleanup Corp.                                                         74,000            912,162
 # Coca Cola Central Japan Co., Ltd.                                        177          1,048,877
   Comsys Holdings Corp.                                                187,000            968,125
   Corona Corp.                                                          45,100            621,813
 # Credia Co., Ltd.                                                      22,100            242,349
*# D'urban, Inc.                                                        163,000            181,574
   DC Co., Ltd.                                                          59,000            126,598
   DMW Corp.                                                              1,600             34,916
   Daibiru Corp.                                                         55,000            243,563
   Dai-Dan Co., Ltd.                                                     95,000            426,771
   Daido Kogyo Co., Ltd.                                                 42,000             68,645
   Daido Steel Co., Ltd.                                                858,000          1,480,661
 # Daidoh, Ltd.                                                          91,000            565,842
 # Daihen Corp.                                                         264,000            412,199
 # Daiho Corp.                                                          137,000            202,648
   Dai-Ichi Jitsugyo Co., Ltd.                                           70,000            173,850
 * Dai-Ichi Katei Denki Co., Ltd.                                       225,000              2,054
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                      65,000            156,684
   Daiko Clearing Services Corp.                                         21,000             67,495
 * Daiko Denshi Tsushin, Ltd.                                            14,000             29,401
*# Daikyo, Inc.                                                         366,000            644,978
 # Daimei Telecom Engineering Corp.                                      84,000            337,473
   Dainichi Co., Ltd.                                                    32,700            146,302
 * Daisue Construction Co., Ltd.                                         12,500             10,272
   Daito Seiki Co., Ltd.                                                  8,000             14,098
 * Daito Woolen Spinning & Weaving
     Co., Ltd., Tokyo                                                    31,000             20,946
 # Daiwa Industries, Ltd.                                               106,000            297,133
 # Daiwa Kosho Lease Co., Ltd.                                          307,000            992,312
 # Daiwabo Co., Ltd.                                                    315,000            322,133
 # Daiwabo Information System
     Co., Ltd.                                                           31,500            255,118
 # Danto Corp.                                                           61,000            209,980
   Denki Kogyo Co., Ltd.                                                135,000            387,053
 # Denyo Co., Ltd.                                                       57,000            248,777
*# Descente, Ltd.                                                       240,000            411,980
 * Dia Kensetsu Co., Ltd.                                               117,000            103,625
 # Diamond Computer Service Co., Ltd.                                    37,800            208,811
 * Dijet Industrial Co., Ltd.                                            10,000             12,418
 * Dynic Corp.                                                           62,000             82,085
 * Eco-Tech Construction Co., Ltd.                                      231,000             67,495
 # Edion Corp.                                                          160,675          1,112,050
   Edosawa Co., Ltd.                                                      6,000             33,692
 # Eighteenth Bank, Ltd.                                                344,000          1,485,683

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Eikoh, Inc.                                                           13,000    $        59,943
   Exedy Corp.                                                           63,000            685,683
 * First Baking Co., Ltd.                                                93,000            117,184
 # Foster Electric Co., Ltd.                                             47,000            185,820
   France Bed Co., Ltd.                                                 159,000            381,821
#* Fudo Construction Co., Ltd.                                          191,000            146,494
 * Fuji Electric Construction Co., Ltd.                                  24,000             29,584
   Fuji Kiko Co., Ltd.                                                   57,000            164,463
 # Fujicco Co., Ltd.                                                     50,000            471,603
   Fujikura Rubber, Ltd.                                                 30,000            176,680
 # Fujitsu Access, Ltd.                                                  54,900            324,828
 # Fujitsu Business Systems, Ltd.                                        54,300            655,448
   Fujitsu Fronttec, Ltd.                                                37,000            361,487
 # Fukuda Corp.                                                          92,000            346,092
*# Furukawa Co., Ltd.                                                   627,000            715,623
   Fuso Dentsu Co., Ltd.                                                  8,000             27,757
   Fuso Lexel Inc.                                                       22,000            164,719
   Futaba Industrial Co., Ltd.                                          101,000          1,243,134
 * GSI Creoss Corp.                                                      32,000             54,638
*# Gakken Co., Ltd.                                                     208,000            252,593
 * Generas Corp.                                                        121,000             68,499
 * Global-Dining, Inc.                                                   14,100             80,465
*# Godo Steel, Ltd.                                                     317,000            526,790
 * Goldwin, Inc.                                                         94,000            108,145
*# Graphtec Corp.                                                        72,000             68,371
 * Gro-BeLS Co., Ltd.                                                   121,000            104,958
 # Gun-Ei Chemical Industry Co., Ltd.                                   285,000            572,498
   Gunze, Ltd.                                                           80,000            336,742
   Haltec Corp.                                                          37,000             57,432
   Happinet Corp.                                                        23,400            188,234
 # Harima Chemicals, Inc.                                                65,000            377,465
   Haruyama Trading Co., Ltd.                                            28,400            255,683
   Heiwado Co., Ltd.                                                     92,000            984,514
   Hibiya Engineering, Ltd.                                              82,000            537,582
   Himaraya Co., Ltd.                                                    15,000             43,554
 # Hisaka Works, Ltd.                                                    88,000            457,999
   Hitachi Cable, Ltd.                                                  275,000            969,230
   Hitachi Kiden Kogyo, Ltd.                                             39,000            133,537
 # Hitachi Koki Co., Ltd.                                               252,000          1,079,146
 # Hitachi Kokusai Electric, Inc.                                       216,000          1,418,043
   Hitachi Medical Corp.                                                 78,000            918,736
   Hitachi Metals Techno, Ltd.                                           15,000             38,349
 # Hitachi Plant Engineering &
     Construction Co., Ltd.                                             244,000            728,525
 # Hitachi Transport System, Ltd.                                       220,000          1,217,312
 * Hitachi Zosen Corp.                                                  441,000            684,533
 # Hochiki Corp.                                                         38,000            148,156
 * Hodogaya Chemical Co., Ltd.                                           93,000            216,536
 # Hokkai Can Co., Ltd., Tokyo                                          158,000            323,156
 * Hokkaido Bank, Ltd.                                                  510,000            605,369
   Hokkaido Coca Cola Bottling Co., Ltd.                                 24,000            131,921
   Hokko Chemical Industry Co., Ltd.                                     28,000             92,038
 # Hokuriku Electrical Construction
     Co., Ltd.                                                           64,000            165,376
 * Hokushin Co., Ltd.                                                    42,300             48,665
   Horiba, Ltd.                                                           8,000             83,272
   Horipro, Inc.                                                         28,900            177,063
 * Howa Machinery, Ltd.                                                 139,000            135,802
   I-Net Corp.                                                           29,500            109,090
   ISE Chemicals Corp.                                                   32,000             99,635
 # Ichikawa Co., Ltd.                                                    81,000            200,429
 * Ichiken Co., Ltd.                                                     69,000    $        62,372
 # Ichikoh Industries, Ltd.                                             133,000            274,452
   Ichiyoshi Securities Co., Ltd.                                       100,000            447,407
   Idec Izumi Corp.                                                     108,000            636,048
 # Ihara Chemical Industry Co., Ltd.                                    106,000            178,086
 * Ikegami Tsushinki Co., Ltd.                                          129,000            230,862
*# Impress Corp.                                                            211            248,530
 # Inaba Denki Sangyo Co., Ltd.                                          49,600            704,237
   Inabata and Co., Ltd., Osaka                                         155,000            813,778
   Ines Corp.                                                            50,700            401,360
 * Inui Steamship Co., Ltd.                                              32,000             45,873
 * Iseki & Co., Ltd.                                                    405,000            939,281
   Ishikawajima Construction Materials
     Co., Ltd.                                                           36,000             93,682
   Ishikawajima Transport Machinery
     Co., Ltd.                                                           45,000             94,503
*# Ishizuka Glass Co., Ltd.                                              90,000            142,166
 # Itochu Enex Co., Ltd.                                                230,000          1,050,037
   Itoham Foods, Inc.                                                   418,000          1,469,412
 # Itoki Crebio Corp.                                                    70,000            138,057
   Iwaki & Co., Ltd.                                                     31,000             63,687
   Iwasaki Electric Co., Ltd.                                            88,000            257,122
 * Iwatsu Electric Co., Ltd.                                             50,000            104,091
 # Izumiya Co., Ltd.                                                    179,000            782,880
 # J-Oil Mills, Inc.                                                    326,000            544,723
   JFE Koken Corp.                                                       57,000            226,917
 # JMS Co., Ltd.                                                        108,000            286,961
 * Jac Holdings Co., Ltd.                                                21,000             50,813
 # Jaccs Co., Ltd.                                                      256,000            864,865
   Jamco Corp.                                                            8,000             20,526
 * Janome Sewing Machine Co., Ltd.                                      209,000            196,558
   Japan Airport Terminal Co., Ltd.                                     174,000          1,271,001
 * Japan Bridge Corp.                                                    31,000             20,380
 # Japan Digital Laboratory Co., Ltd.                                    69,700            683,508
 # Japan Foundation Engineering
     Co., Ltd.                                                           52,000            113,952
   Japan Maintenance Co., Ltd.                                           40,300            172,210
   Japan Oil Transportation Co., Ltd.                                    68,000            129,766
 * Japan Radio Co., Ltd.                                                200,000            854,639
   Japan Steel Tower Co., Ltd.                                           29,000             46,603
 * Japan Steel Works, Ltd.                                              594,000            629,145
 # Japan Transcity Corp.                                                124,000            255,880
 # Japan Vilene Co., Ltd.                                               162,000            562,089
 # Japan Wool Textile Co., Ltd.                                         142,000            632,725
   Jeans Mate Corp.                                                       5,590             43,997
 * Jidosha Denki Kogyo Co., Ltd.                                         81,000            139,043
   Joban Kosan Co., Ltd.                                                105,000            133,263
   Joint Corp.                                                           18,500            221,284
*# Joshin Denki Co., Ltd.                                               108,000            255,405
 # Jsp Corp.                                                             37,000            307,432
   Juel Verite Ohkubo Co., Ltd.                                          24,000             42,075
*# Jujiya Co., Ltd.                                                     265,000            157,277
   Juntendo Co., Ltd.                                                    27,000             40,924
   Kadokawa Holdings, Inc.                                               24,000            646,457
 # Kagawa Bank, Ltd.                                                    163,000            818,572
   Kagoshima Bank, Ltd.                                                 559,000          2,985,894
 # Kahma Co., Ltd.                                                       68,100            621,183
   Kameda Seika Co., Ltd.                                                38,000            246,348
   Kamei Corp.                                                           77,000            385,984
   Kanaden Corp.                                                         71,000            304,693
 # Kanamoto Co., Ltd.                                                    62,000            280,789

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Kandenko Co., Ltd.                                                   477,000    $     1,607,131
 # Kanto Natural Gas Development Co.,
     Ltd.                                                               152,000            688,386
 * Kanto Tsukuba Bank, Ltd.                                              41,200            255,807
   Kasai Kogyo Co., Ltd.                                                 77,000            184,907
 # Kasei (C.I.) Co., Ltd.                                                71,000            230,789
   Katakura Chikkarin Co., Ltd.                                          44,000            117,714
   Kato Sangyo Co., Ltd.                                                 66,000            587,564
 # Kato Works Co., Ltd.                                                 114,000            226,917
 * Katsumura Construction Co., Ltd.                                      63,000             57,524
 # Kawada Industries, Inc.                                               95,000            173,484
 * Kawai Musical Instruments
     Manufacturing Co., Ltd.                                            104,000            153,835
   Kawasaki Heavy Industries, Ltd.                                       78,000             84,752
 * Kawasaki Kasei Chemicals, Ltd.                                        58,000             38,660
 # Kawashima Textile Manufacturers,
     Ltd.                                                               215,000            241,463
 # Kawasho Gecoss Corp.                                                  64,300            218,404
 # Kawasumi Laboratories, Inc.                                           39,000            238,943
 # Keihin Co., Ltd.                                                     101,000            147,553
   Keiiyu Co., Ltd.                                                      20,500            139,824
 # Keiyo Co., Ltd.                                                      114,700            413,682
   Kinki Coca-Cola Bottling Co., Ltd.                                   128,000            846,165
 * Kinugawa Rubber Industrial Co., Ltd.                                  59,000            112,053
 # Kioritz Corp.                                                        172,000            310,957
 # Kishu Paper Co., Ltd.                                                167,000            263,797
 * Kitagawa Iron Works Co., Ltd.                                        123,000            181,939
 # Kita-Nippon Bank, Ltd.                                                 9,900            416,718
 # Kitano Construction Corp.                                            152,000            235,939
   Kitazawa Sangyo Co., Ltd.                                             31,500             50,621
 # Kitz Corp.                                                           238,000            308,583
   Koa Corp.                                                             38,100            273,087
   Kodensha Co., Ltd.                                                    25,000             65,741
   Koekisha Co., Ltd.                                                     1,200             26,297
   Koike Sanso Kogyo Co., Ltd.                                           72,000             88,751
   Koito Industries, Ltd.                                                81,000            254,419
   Koito Manufacturing Co., Ltd.                                        102,000            608,163
 # Kojima Co., Ltd.                                                      79,800            475,798
 * Kokune Corp.                                                          99,000                904
 # Kokusai Kogyo Co., Ltd.                                               84,000            258,473
 # Komai Tekko, Inc.                                                     75,000            150,657
 * Komatsu Electronics Metals Co., Ltd.                                  42,000            371,987
 # Komatsu Seiren Co., Ltd.                                              90,000            231,739
   Komatsu Wall Industry Co., Ltd.                                       19,500            251,584
 # Komori Corp.                                                         153,000          1,858,017
 # Konaka Co., Ltd.                                                      46,090            311,840
   Konishi Co., Ltd.                                                     35,800            281,445
   Kosaido Co., Ltd.                                                     28,200            253,625
 * Kosei Securities Co., Ltd.                                           138,000            286,030
 # Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                                              171,000            262,308
 # Kurabo Industries, Ltd.                                              506,000            753,086
 # Kurimoto, Ltd.                                                       257,000            476,361
   Kuroganeya Co., Ltd.                                                  15,000             49,032
   Kurosaki Harima Corp.                                                122,000            163,751
   Kyocera Corp.                                                          7,900            481,127
 # Kyodo Printing Co., Ltd.                                             175,000            514,518
   Kyoei Sangyo Co., Ltd.                                                52,000            121,074
   Kyokuto Boeki Kaisha, Ltd.                                            51,000            116,417
   Kyokuto Kaihatsu Kogyo Co., Ltd.                                      57,800            453,872
 # Kyosan Electric Manufacturing Co.,
     Ltd.                                                               107,000    $       330,223
   Kyowa Exeo Corp.                                                     139,000            719,622
 # Kyowa Leather Cloth Co., Ltd.                                         61,000            278,488
   Kyudenko Corp.                                                       167,000            667,878
 # Laox Co., Ltd.                                                        73,000            141,308
 * Lonseal Corp.                                                         94,000             68,663
 * Look, Inc.                                                            87,000            486,158
 # MR Max Corp.                                                          79,800            252,836
   Maeda Corp.                                                          380,000          1,235,208
   Maeda Road Construction Co., Ltd.                                    205,000          1,025,749
 # Maezawa Industries, Inc.                                              43,900            196,011
 # Maezawa Kaisei Industries Co., Ltd.                                   30,600            355,678
   Maezawa Kyuso Industries Co., Ltd.                                    31,000            223,046
*# Magara Construction Co., Ltd.                                         76,000             65,230
   Makino Milling Machine Co., Ltd.                                     136,000            642,002
   Marubeni Construction Material
     Lease Co., Ltd.                                                     30,000             39,719
   Marubun Corp.                                                         54,600            289,153
 # Marudai Food Co., Ltd.                                               276,000            451,096
 * Maruei Department Store Co., Ltd.                                     78,000            103,981
 # Marusan Securities Co., Ltd.                                         146,000            750,530
   Maruwa Co., Ltd.                                                      22,600            246,388
   Maruwn Corp.                                                          50,000            122,809
   Maruyama Manufacturing Co., Inc.                                      98,000            119,905
   Maruzen Co., Ltd.                                                     20,000             82,725
   Maruzen Showa Unyu Co., Ltd.                                         213,000            476,488
 # Maspro Denkoh Corp.                                                   40,200            392,750
 # Matsui Construction Co., Ltd.                                         69,000            191,527
 # Matsuo Bridge Co., Ltd.                                               72,000            198,539
   Matsuzakaya Co., Ltd.                                                268,000            971,476
 * Meidensha Corp.                                                      182,795            377,207
 * Meiji Machine Co., Ltd.                                              126,000             73,630
   Meiwa Estate Co., Ltd.                                                53,300            428,269
   Meiwa Industry Co., Ltd.                                              26,000             58,875
 # Mercian Corp.                                                        280,000            562,454
   Mikuni Coca-Cola Bottling Co., Ltd.                                   99,000            733,099
*# Misawa Homes Holdings, Inc.                                          120,000            162,162
*# Mito Securities Co., Ltd.                                            141,000            338,596
   Mitsuba Corp.                                                         92,000            374,653
*# Mitsubishi Cable Industries, Ltd.                                    374,000            365,395
   Mitsubishi Gas Chemical Co., Inc.                                  1,080,000          3,224,617
*# Mitsubishi Paper Mills, Ltd.                                         669,000            904,054
   Mitsubishi Pencil Co., Ltd.                                           16,000            101,826
   Mitsubishi Shindoh Co., Ltd.                                          53,000             88,559
   Mitsubishi Steel Manufacturing Co.,
     Ltd.                                                               209,000            238,541
 # Mitsuboshi Belting, Ltd.                                             100,000            290,358
 # Mitsui Home Co., Ltd.                                                104,000            392,184
*# Mitsui Mining Co., Ltd.                                              312,000            207,962
   Mitsui Sugar Co., Ltd.                                               172,000            320,380
   Mitsui-Soko Co., Ltd.                                                 94,000            209,423
 # Mitsumura Printing Co., Ltd.                                          29,000            140,075
   Miyaji Engineering Group                                              81,175            125,261
 # Miyazaki Bank, Ltd.                                                  295,260          1,067,595
   Miyuki Keori Co., Ltd.                                                90,000            248,174
 # Mizuno Corp.                                                         272,000            936,304
 * Momiji Holdings, Inc.                                                    156            329,036
   Mori Seiki Co., Ltd.                                                 210,000          1,300,037
 # Morita Corp.                                                         130,000            434,441
 # Morozoff, Ltd., Osaka                                                 91,000            163,687

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Mory Industries, Inc.                                                 89,000    $       177,155
   Mos Food Services, Inc.                                               62,000            517,988
   Mutow Co., Ltd.                                                       68,000            227,246
   Myojo Foods Co., Ltd.                                                 75,000            189,007
 # NEC System Integration &
     Construction, Ltd.                                                  85,100            636,385
 # Nabtesco Corp.                                                        98,400            518,415
 * Nagano Japan Radio Co., Ltd.                                          20,000             25,931
   Nagase & Co., Ltd.                                                   284,000          1,841,125
*# Naigai Co., Ltd.                                                     140,000            108,656
 # Nakabayashi Co., Ltd.                                                107,000            161,203
 * Nakamichi Corp.                                                       96,000                877
   Nakamuraya Co., Ltd.                                                   4,000              9,934
 * Nakano Corp.                                                         157,000            156,255
*# Nakayama Steel Works, Ltd.                                           228,000            464,244
   Nakayo Telecommunications, Inc.                                       46,000            169,686
   Nanto Bank, Ltd.                                                     225,000            891,618
   Neturen Co., Ltd., Tokyo                                              88,000            348,722
 # Nichia Steel Works, Ltd.                                             120,200            313,890
   Nichiban Co., Ltd.                                                    81,000            218,179
 # Nichimo Co., Ltd.                                                     94,000            157,067
*# Nichimo Corp.                                                        104,000             58,875
 # Nichireki Co., Ltd.                                                   61,000            202,739
   Nihon Dempa Kogyo Co., Ltd.                                           42,600            669,807
   Nihon Kagaku Sangyo Co., Ltd.                                         42,000            131,154
   Nihon Kohden Corp.                                                    82,000            538,331
 # Nihon Matai Co., Ltd.                                                 92,000            166,326
 # Nihon Nohyaku Co., Ltd.                                              143,000            255,917
 # Nihon Parkerizing Co., Ltd.                                          165,000            718,636
   Nihon Shokuh Kako Co., Ltd.                                           61,000            114,180
   Nihon Tokushu Toryo Co., Ltd.                                         60,000            219,138
 # Nikko Co., Ltd., Akashi                                              118,000            323,229
 * Nikko Travel Co., Ltd.                                                 6,300             29,912
 * Nippei Toyama Corp.                                                   67,000            122,964
   Nippo Corp.                                                          240,000          1,281,958
 # Nippon Beet Sugar Manufacturing
     Co., Ltd.                                                          314,000            475,931
   Nippon Broadcasting System, Inc.                                      59,600          2,720,965
 * Nippon Carbon Co., Ltd.                                              172,000            219,869
 # Nippon Chemical Industrial Co., Ltd.                                 104,000            337,107
   Nippon Chemi-Con Corp.                                               131,000            492,805
   Nippon Chutetsukan KK                                                 67,000            113,787
 * Nippon Concrete Industries Co., Ltd.                                  88,000             99,635
   Nippon Conlux Co., Ltd.                                               15,000             95,188
 * Nippon Conveyor Co., Ltd.                                             95,000             68,526
 # Nippon Densetsu Kogyo Co., Ltd.                                      143,000            535,336
 # Nippon Denwa Shisetu Co., Ltd.                                       128,000            373,996
   Nippon Felt Co., Ltd.                                                 38,000            114,500
 # Nippon Fine Chemical Co., Ltd.                                        53,000            195,024
 * Nippon Formula Feed Manufacturing
     Co., Ltd.                                                           35,000             46,658
   Nippon Hume Corp.                                                     73,000            140,641
*# Nippon Kinzoku Co., Ltd.                                              50,000             57,067
 # Nippon Koei Co., Ltd., Tokyo                                         182,000            372,243
   Nippon Konpo Unyu Soko Co., Ltd.                                      51,000            332,953
*# Nippon Koshuha Steel Co., Ltd.                                       204,000            199,306
   Nippon Light Metal Co., Ltd.                                       1,031,000          2,042,796
*# Nippon Metal Industry Co., Ltd.                                      290,000            254,200
 * Nippon Pigment Co., Ltd.                                               8,000             18,627
 * Nippon Piston Ring Co., Ltd.                                         151,000            216,463
 # Nippon Road Co., Ltd.                                                200,000            328,707
   Nippon Seiki Co., Ltd.                                                63,000    $       421,074
   Nippon Seisen Co., Ltd.                                               45,000             98,612
 # Nippon Sharyo, Ltd.                                                  290,000            590,486
 # Nippon Shinpan Co., Ltd.                                             591,000          1,311,295
   Nippon Shinyaku Co., Ltd.                                            138,000            769,887
   Nippon Signal Co., Ltd.                                               69,000            317,531
 # Nippon Soda Co., Ltd.                                                292,000            658,546
 # Nippon Synthetic Chemical Industry
     Co., Ltd.                                                          201,000            412,938
   Nippon Tungsten Co., Ltd.                                             53,000             91,947
   Nippon Valqua Industries, Ltd.                                       153,000            303,150
*# Nippon Yakin Kogyo Co., Ltd.                                         180,500            263,696
   Nishimatsu Construction Co., Ltd.                                    387,000          1,279,164
 * Nishishiba Electric Co., Ltd.                                         38,000             48,576
   Nissei Plastic Industrial Co., Ltd.                                   43,000            215,942
 * Nisseki House Industry Co., Ltd.                                     180,000              1,644
   Nisshin Fire & Marine Insurance
     Co., Ltd.                                                          168,000            398,831
   Nisshin Steel Co., Ltd.                                            2,041,000          3,354,456
   Nisshinbo Industries, Inc.                                           227,000          1,121,321
   Nissho Electronics Corp.                                              26,000            216,034
*# Nissho Iwai-Nichmen Holdings Corp.                                   247,200          1,153,390
 # Nissin Corp.                                                         159,000            309,231
*# Nissin Electric Co., Ltd.                                            223,000            582,341
   Nissin Sugar Manufacturing Co., Ltd.                                 146,000            237,290
   Nissui Pharmaceutical Co., Ltd.                                       25,000            131,255
   Nittan Co., Ltd.                                                      18,000             42,732
   Nittan Valve Co., Ltd.                                                54,000            142,988
 # Nittetsu Mining Co., Ltd.                                            161,000            377,803
*# Nittetsu Steel Sheet Corp.                                           135,000            245,298
 # Nitto Boseki Co., Ltd.                                               482,000            558,930
   Nitto Electric Works, Ltd.                                             8,000             57,852
   Nitto Flour Milling Co., Ltd.                                         69,000            146,795
   Noda Corp.                                                            24,000             93,134
 # Nohmi Bosai, Ltd.                                                     86,000            383,199
   Nomura Co., Ltd.                                                      59,000            226,799
   Noritz Corp.                                                          73,000            937,162
   O-M, Ltd.                                                             36,000             45,033
*# OKK Corp.                                                             76,000             70,782
*# Obayashi Road Corp.                                                  117,000            207,250
*# Ohki Corp.                                                           128,000            146,092
 # Oita Bank, Ltd.                                                      281,000          1,303,397
   Okabe Co., Ltd.                                                       68,000            189,372
 * Oki Electric Cable Co., Ltd.                                          67,000            114,399
 * Okuma and Howa Machinery, Ltd.                                        91,000            117,157
 * Okuma Corp.                                                          176,000            392,111
 # Okumura Corp.                                                        479,000          1,876,288
   Okura Industrial Co., Ltd.                                           164,000          1,194,960
 * Omikenshi Co., Ltd.                                                   84,000             41,417
 * Ono Sokki Co., Ltd.                                                   37,000            114,865
   Onward Kashiyama Co., Ltd.                                             1,100             12,063
 # Oriental Construction Co., Ltd.                                       57,300            234,390
 # Origin Electric Co., Ltd.                                             32,000            142,001
 * Original Engineering Consultants
     Co., Ltd.                                                            8,500             38,495
   Osaka Securities Finance Co., Ltd.                                    63,000            130,004
 # Osaka Steel Co., Ltd.                                                 82,400            653,061
   Oyo Corp.                                                             65,800            428,373
 # P.S. Mitsubishi Construction Co., Ltd.                                66,700            274,060
 # Pacific Industrial Co., Ltd.                                         146,000            423,923
   PanaHome Corp.                                                       346,000          1,582,780

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Parco Co., Ltd.                                                      121,000    $       612,071
 * Penta-Ocean Construction Co., Ltd.                                   741,000            690,121
   Pentax Corp.                                                          58,000            240,961
   Piolax, Inc.                                                          25,300            322,256
 # Pokka Corp.                                                           83,000            234,934
 * Press Kogyo Co., Ltd.                                                113,000            238,340
 # Raito Kogyo Co., Ltd.                                                112,700            373,540
 # Rengo Co., Ltd.                                                      495,000          1,613,541
 * Renown, Inc.                                                         541,000            513,733
   Rheon Automatic Machinery Co., Ltd.                                   70,000            197,498
 # Rhythm Watch Co., Ltd.                                               208,000            303,871
 * Ricoh Elemex Corp.                                                    50,000            168,919
   Right On Co., Ltd.                                                    19,500            575,101
   Rikei Corp.                                                           22,000             54,237
 * Riken Electric Wire Co., Ltd.                                         25,000             25,110
 # Riken Technos Corp.                                                  134,000            381,739
   Riken Vitamin Co., Ltd.                                               41,000            524,105
   Roland Corp.                                                          42,400            514,901
 # Royal Co., Ltd.                                                       81,000            724,799
 # Ryoden Trading Co., Ltd.                                             108,000            463,477
   Ryosan Co., Ltd.                                                      98,000          1,504,182
 # Ryoyo Electro Corp.                                                   65,800            660,884
 # S Foods, Inc.                                                         29,000            198,594
   SFCG Co., Ltd.                                                        17,020          1,958,108
   SMBC Friend Securities Co., Ltd.                                     127,000            541,536
   SNT Corp.                                                             43,000            141,344
   SRL, Inc.                                                             80,000            612,856
*# SXL Corp.                                                            179,000            290,924
 # Sagami Co., Ltd.                                                     111,000            404,392
   Sakai Heavy Industries, Ltd.                                          83,000            144,750
 * Sakai Ovex Co., Ltd.                                                  88,000            129,365
 # Sakata Seed                                                           43,500            452,794
 * Sakurada Co., Ltd.                                                    36,000             28,269
   Sala Corp.                                                            76,000            303,945
   San In Godo Bank, Ltd.                                               347,000          2,569,549
 # San-Ai Oil Co., Ltd.                                                 152,000            441,344
*# Sanix, Inc.                                                           79,700            636,756
 # Sankei Building Co., Ltd.                                            113,000            339,454
   Sanki Engineering Co., Ltd.                                          159,000            807,195
   Sanko Co., Ltd.                                                       19,000             98,886
   Sanko Metal Industrial Co., Ltd.,
     Tokyo                                                               49,000             76,954
   Sankyo Aluminum Industry Co., Ltd.                                   130,000            456,994
 * Sankyo Seiki Manufacturing Co., Ltd.                                 179,000          1,135,911
   Sankyo Seiko Co., Ltd.                                               104,000            316,216
 # Sanoh Industrial Co., Ltd.                                            48,000            216,947
   Sanritsu Corp.                                                         6,000             38,294
 # Sanshin Electronics Co., Ltd.                                         73,000            413,924
 * Sansui Electric Co., Ltd.                                            297,000             59,660
   Sanwa Shutter Corp.                                                  359,000          1,829,091
   Sanyo Denki Co., Ltd.                                                123,000            281,894
   Sanyo Engineering & Construction,
     Inc.                                                                31,000             84,916
   Sanyo Shinpan Finance Co., Ltd.                                       19,500            569,759
 # Sanyo Special Steel Co., Ltd.                                        436,000            613,075
*# Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                                              301,000            250,100
*# Sata Construction Co., Ltd.,
     Gumma                                                              106,000             94,850
 # Sato Shoji Corp.                                                      49,000            185,226
   Satori Electric Co., Ltd.                                             26,300            316,983
   Seika Corp.                                                           75,000    $       102,036
*# Seikitokyu Kogyo Co., Ltd.                                           153,000            148,083
 # Seiren Co., Ltd.                                                      85,000            477,310
 # Sekisui Jushi Co., Ltd.                                              101,000            430,670
 # Sekisui Plastics Co., Ltd.                                           209,000            467,540
 * Sekonic Corp.                                                         30,000             41,910
 # Senko Co., Ltd.                                                      180,000            451,972
   Senshukai Co., Ltd.                                                   88,000            923,229
   Shaddy Co., Ltd.                                                       9,100             85,915
 # Shibusawa Warehouse Co., Ltd.                                        148,000            298,649
   Shibuya Kogyo Co., Ltd.                                               41,000            350,776
   Shiga Bank, Ltd.                                                     246,000            954,620
*# Shikibo, Ltd.                                                        206,000            236,998
 # Shikoku Coca-Cola Bottling Co., Ltd.                                  46,600            462,511
   Shimizu Bank, Ltd.                                                    10,300            480,579
   Shin Nippon Air Technologies Co.,
     Ltd.                                                                50,620            194,123
   Shinagawa Refractories Co., Ltd.                                     126,000            251,954
*# Shindengen Electric Manufacturing
     Co., Ltd.                                                          158,000            419,814
 # Shinki Co., Ltd.                                                      92,400            326,505
 # Shinko Shoji Co., Ltd.                                                52,000            279,657
 # Shinmaywa Industries, Ltd.                                           245,000            722,562
 * Shiraishi Corp.                                                        5,000              8,446
   Shizuki Electric Co., Inc.                                            62,000            130,771
 # Sho-Bond Corp.                                                        59,700            295,447
   Shobunsha Publications, Inc.                                          23,100            291,070
   Shoei Foods Corp.                                                     29,000            115,184
   Showa Aircraft Industry Co., Ltd.                                     57,000            188,474
*# Showa Electric Wire & Cable Co.,
     Ltd., Kawasaki                                                     425,000            500,594
 # Showa Highpolymer Co., Ltd.                                          106,000            264,226
   Showa Sangyo Co., Ltd.                                               146,000            302,611
   Sinanen Co., Ltd.                                                     90,000            378,013
 # Sintokogio, Ltd., Nagoya                                             151,000            420,517
 * Snow Brand Milk Products Co., Ltd.                                   353,500          1,039,326
   Snow Brand Seed Co., Ltd.                                             48,000            146,823
   Soda Nikka Co., Ltd.                                                  62,000            105,296
 * Software Research Associates, Inc.                                    12,400             81,293
 * Sokkisha Co., Ltd.                                                    54,000             72,973
   Somar Corpor                                                          25,000             40,175
   Sonton Food Industry Co., Ltd.                                        36,000            275,128
   Sotoh Co., Ltd.                                                       26,000            213,185
 # Space Co., Ltd.                                                       26,200            169,133
 # Subaru Enterprise Co., Ltd.                                           51,000            147,617
*# Suminoe Textile Co., Ltd.                                            163,000            244,083
 # Sumitomo Densetsu Co., Ltd.                                           70,400            187,056
   Sumitomo Metal Industries, Ltd.
     Osaka                                                               20,000             17,166
   Sumitomo Osaka Cement Co., Ltd.                                      845,000          1,504,520
 # Sumitomo Pipe & Tube Co., Ltd.                                        68,000            139,701
   Sumitomo Precision Products Co.,
     Ltd., Amagasaki City                                               109,000            293,599
   Sumitomo Seika Chemicals Co., Ltd.                                    10,000             23,466
   Sumitomo Special Metals Co., Ltd.                                     53,000            581,684
 # Sumitomo Warehouse Co., Ltd.                                         284,000            754,602
*# Sun Wave Corp.                                                        96,000            338,349
 # SunTelephone Co., Ltd.                                                99,000            377,849
 * Suzutan Co., Ltd.                                                    112,000            130,898
   TOC Co., Ltd.                                                         39,000            210,455
 # TYK Corp.                                                             93,000            170,681

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Tabai Espec Corp.                                                     32,000    $       334,551
   Tachikawa Corp.                                                       32,000            157,779
   Tachi-S Co., Ltd.                                                     49,400            342,805
 # Tadano, Ltd.                                                         267,000            821,576
   Taihei Dengyo Kaisha, Ltd.                                            85,000            234,386
*# Taihei Kogyo Co., Ltd.                                               151,000            157,177
*# Taiheiyo Kouhatsu, Inc.                                              128,000             99,343
   Taiho Kogyo Co., Ltd.                                                 49,200            402,513
   Taikisha, Ltd.                                                        60,000            667,275
 # Taisei Rotec Corp.                                                   237,000            352,730
*# Taisei U-lec Co., Ltd.                                               175,000            257,259
   Taiyo Toyo Sanso Co., Ltd.                                           164,000            458,218
   Takada Kiko Co., Ltd.                                                 56,000            226,516
 * Takagi Securities Co., Ltd.                                          116,000            278,561
   Takano Co., Ltd.                                                      13,900            172,608
 * Takaoka Electric Manufacturing Co.,
     Ltd., Tokyo                                                        117,000            136,742
*# Taka-Q Co., Ltd.                                                      96,000             95,544
   Takara Standard Co., Ltd.                                            288,000          1,330,607
   Takasago Thermal Engineering Co.,
     Ltd.                                                               176,000            967,422
 * Takashima & Co., Ltd.                                                 43,000             69,887
   Takigami Steel Construction Co., Ltd.                                 53,000            212,929
 # Takiron Co., Ltd.                                                    199,000            617,787
   Takuma Co., Ltd.                                                     173,000            905,123
 # Tamura Corp.                                                         123,000            440,248
 * Tamura Electric Works, Ltd.                                           70,000            221,147
   Tasaki Shinju Co., Ltd.                                               77,000            229,200
   Tatsuta Electric Wire & Cable Co., Ltd.                              150,000            199,964
 # Tayca Corp.                                                          128,000            330,752
*# Teac Corp.                                                           137,000            192,641
   Techno Ryowa, Ltd.                                                    36,200            147,087
 # Teikoku Hormone Manufacturing Co.,
     Ltd.                                                                59,000            423,968
 # Teikoku Tsushin Kogyo Co., Ltd.                                       63,000            215,714
 # Tekken Corp.                                                         310,000            413,258
 # Ten Allied Co., Ltd.                                                  47,200            168,079
   Tenma Corp.                                                           68,000            646,969
   Teraoka Seisakusho Co., Ltd.                                          26,000            249,270
   Tetra Co., Ltd., Tokyo                                                56,000            102,776
 # The Nisshin Oillio Group, Ltd.                                       338,000            839,445
   Tigers Polymer Corp.                                                  39,000            136,742
 * Titan Kogyo KK                                                        65,000             83,090
 # Toa Corp.                                                            409,000            463,075
 # Toa Doro Kogyo Co., Ltd.                                              96,000            175,310
 * Toabo Corp.                                                          134,000             63,623
 # Toagosei Co., Ltd.                                                   419,693            793,247
*# Tobu Store Co., Ltd.                                                 131,000            214,107
   Tochigi Bank, Ltd.                                                    74,000            389,865
 # Tochigi Fuji Industrial Co., Ltd.                                     91,000            228,497
   Toda Corp.                                                           976,000          2,432,871
 # Toda Kogyo Corp.                                                     142,000            592,531
 # Todentu Corp.                                                         77,000            145,535
 # Toenec Corp.                                                         198,000            589,372
   Tohcello Co., Ltd.                                                    59,000            138,988
   Toho Real Estate Co., Ltd.                                            76,000            283,820
   Toho Zinc Co., Ltd.                                                  186,000            302,301
   Tohoku Bank, Ltd.                                                      9,000             17,175
   Tohoku Misawa Homes Co., Ltd.                                         16,500             67,495
   Tohoku Pioneer Corp.                                                  39,000            623,530
   Tohoku Telecommunications
     Construction Co., Ltd.                                              34,000    $        85,993
 # Tohto Suisan Co., Ltd.                                               100,000            157,049
   Tokai Carbon Co., Ltd.                                               301,000            750,301
 * Tokai Kanko Co., Ltd.                                                141,000             38,623
 * Tokai Konetsu Kogyo Co., Ltd.                                         29,000             60,108
 * Tokai Lease Co., Ltd.                                                 32,000             27,757
*# Tokai Senko KK, Nagoya                                               118,000            106,665
 * Tokai Tokyo Securities Co., Ltd.                                     436,000            943,499
 # Tokico, Ltd.                                                         195,000            486,076
   Toko Electric Corp.                                                   45,000            117,102
 # Toko, Inc.                                                           192,000            517,166
 # Tokushu Paper Manufacturing Co.,
     Ltd.                                                               136,000            497,955
   Tokyo Biso Kogyo Corp.                                                19,000             93,855
   Tokyo Denpa Co., Ltd.                                                  3,500             62,317
   Tokyo Dome Corp.                                                     333,000          1,000,338
 # Tokyo Energy & Systems, Inc.                                          90,000            287,619
*# Tokyo Rope Manufacturing Co., Ltd.                                   333,000            316,216
   Tokyo Sangyo Co., Ltd.                                                55,500            147,973
   Tokyo Soir Co., Ltd.                                                  44,000            111,286
   Tokyo Steel Manufacturing Co., Ltd.                                  281,000          2,211,669
   Tokyo Style Co., Ltd.                                                 30,000            289,810
   Tokyo Tatemono Co., Ltd.                                             468,000          1,918,664
 # Tokyotokeiba Co., Ltd.                                               319,000            369,914
 # Tokyu Store Chain Corp.                                              110,000            407,779
   Toli Corp.                                                           118,000            210,099
 # Tomoe Corp.                                                           83,000            113,678
 # Tomoku Co., Ltd.                                                     213,000            396,750
 # Tonami Transportation Co., Ltd.                                      206,000            560,519
 # Topcon Corp.                                                         126,000            836,395
   Topre Corp.                                                          110,000            683,985
   Torigoe Co., Ltd.                                                     50,000            170,745
 # Torishima Pump Manufacturing Co.,
     Ltd., Osaka                                                         82,000            384,843
 # Toshiba Plant Kensetsu Co., Ltd.                                     139,000            375,676
   Toshiba TEC Corp.                                                    434,000          1,593,024
   Toshiba Tungaloy Co., Ltd.                                           100,000            440,102
 # Tosho Printing Co., Ltd.                                             115,000            322,361
   Totenko Co., Ltd.                                                     50,000             96,786
 # Totetsu Kogyo Co., Ltd.                                               95,000            264,564
 * Totoku Electric Co., Ltd., Tokyo                                      86,000            104,438
*# Towa Real Estate Development Co.,
     Ltd.                                                                90,500            147,914
   Toyo Bussan Co., Ltd.                                                 34,800            263,733
 * Toyo Communication Equipment Co.,
     Ltd.                                                                77,000            322,708
*# Toyo Construction Co., Ltd.                                          423,000            281,949
   Toyo Electric Co., Ltd.                                               41,000            128,780
 # Toyo Ink Manufacturing Co., Ltd.                                     221,000            756,711
 * Toyo Kanetsu KK                                                      240,000            282,688
 # Toyo Kohan Co., Ltd.                                                 206,000            569,923
*# Toyo Securities Co., Ltd.                                            197,000            523,439
 # Toyo Wharf & Warehouse Co., Ltd.                                     159,000            242,449
 # Toyoda Machine Works, Ltd.                                           262,000          1,322,918
 * Trans Cosmos, Inc.                                                    50,000          1,182,433
   Tsubakimoto Kogyo Co., Ltd.                                           15,000             24,653
   Tsudakoma Corp.                                                      118,000            322,151
 * Tsugami Corp.                                                        222,000            379,054
 * Tsukamoto Co., Ltd.                                                   49,000             57,715

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Tsukishima Kikai Co., Ltd.                                            51,000    $       289,646
 # Tsurumi Manufacturing Co., Ltd.                                       54,000            275,621
 # Tsutsunaka Plastic Industry Co., Ltd.                                 95,000            305,332
 * Tsuzuki Denki Co., Ltd.                                               50,000            139,701
   Tsuzuki Densan Co., Ltd.                                              17,300             60,657
 # U-Shin, Ltd.                                                          50,000            204,985
   U.Store Co., Ltd.                                                      7,000             56,885
   Ube Material Industries, Ltd.                                        166,000            280,405
   Uchida Yoko Co., Ltd.                                                101,000            373,493
 # Ueki Corp.                                                            85,000            144,357
 # Wakachiku Construction Co., Ltd.                                     237,000            251,023
   Wakodo Co., Ltd.                                                         200              5,880
 # Warabeya Nichiyo Co., Ltd.                                             9,300            127,374
 * Yachiyo Musen Denki Co., Ltd.                                          9,000             41,499
   Yahagi Construction Co., Ltd.                                         41,000            143,380
   Yamaichi Electronics Co., Ltd.                                        14,500            153,579
 # Yamamura Glass Co., Ltd.                                             285,000            468,408
   Yamanashi Chuo Bank, Ltd.                                            361,000          1,549,215
   Yamatake-Honeywell Co., Ltd.                                         107,000            837,281
 * Yamatane Corp.                                                       132,000            157,889
   Yamato Corp.                                                          42,000            148,411
   Yamato International, Inc.                                            72,000            274,799
   Yamato Kogyo Co., Ltd.                                               174,000          1,231,282
   Yamaura Corp.                                                         12,000             36,377
   Yasuda Warehouse Co., Ltd.                                            60,000            214,207
 * Ye Data, Inc.                                                         34,000             73,265
 # Yellow Hat, Ltd., Tokyo                                               63,000            526,918
 # Yodogawa Steel Works, Ltd.                                           519,000          1,615,952
 # Yokogawa Bridge Corp.                                                 90,000            347,608
 # Yokohama Reito Co., Ltd.                                             117,000            583,291
 # Yondenko Corp.                                                       108,650            427,576
   Yonex Co., Ltd.                                                       45,000            221,877
   Yorozu Corp.                                                          41,800            284,341
   Yuasa Corp.                                                          181,000            345,407
   Yuasa Funashoku Co., Ltd.                                            100,000            184,441
 * Yuken Kogyo Co., Ltd.                                                 55,000             87,381
   Yuki Gosei Kogyo Co., Ltd.                                            45,000            109,295
   Yuraku Real Estate Co., Ltd.                                          90,000            201,333
 # Yurtec Corp.                                                         166,000            598,704
   Yushiro Chemical Industry Co., Ltd.                                   31,000            240,595
 # Zenchiku Co., Ltd.                                                   122,000            189,372
   i-LOGISTICS Corp.                                                     69,000            107,104
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $295,435,143)                                                                 289,378,291
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.3%)
 * Japanese Yen
     (Cost $3,644,662)                                                                   3,636,440
                                                                                   ---------------
TOTAL -- JAPAN
   (Cost $299,079,805)                                                                 293,014,731
                                                                                   ---------------
UNITED KINGDOM -- (14.1%)
COMMON STOCKS -- (13.4%)
   4imprint P.L.C.                                                       61,730             89,181
   600 Group P.L.C.                                                     155,890            162,877
   AGA Food Service Group P.L.C.                                        366,000          1,476,111
   AIM Group P.L.C.                                                      32,556             51,793
 * API Group P.L.C.                                                     129,000            157,523
   Abbeycrest P.L.C.                                                     70,000             81,264
   Aberdeen Asset Management P.L.C.                                     417,000            588,092
 * Adam & Harvey Group P.L.C.                                             8,000    $           275
 * Advanced Medical Solutions P.L.C.                                    254,000             42,593
 * Airflow Streamlines P.L.C.                                            19,305             18,925
   Airsprung Furniture Group P.L.C.                                      80,900             97,396
*# Airtours P.L.C.                                                    1,168,000            231,013
   Alexandra P.L.C.                                                      71,553            106,448
   Allen P.L.C.                                                          15,000             94,808
   Alphameric P.L.C.                                                    375,000            564,332
   Alumasc Group P.L.C.                                                 150,000            410,188
   Amberley Group P.L.C.                                                 71,000              9,464
   Amstrad P.L.C.                                                        74,125            170,193
   Anglo Eastern Plantations P.L.C.                                      93,195            236,418
   Anglo Pacific Group P.L.C.                                           253,000            204,509
 * Anite Group P.L.C.                                                   656,160            555,790
 * Applied Optical Technologies P.L.C.                                  100,000             46,006
 * Arc International PLC                                                500,000            152,638
 * Arena Leisure P.L.C.                                                 645,000            449,272
 * Argonaut Games, Ltd.                                                 159,000             19,142
   Armour Group P.L.C.                                                  225,000            211,866
   Arriva P.L.C.                                                        112,920            746,728
 * Ashtead Group P.L.C.                                                 773,902            216,289
   Ashtenne Holdings P.L.C.                                             256,500          1,343,290
 * Aston Villa P.L.C.                                                    10,000             28,034
   Atkins Ws P.L.C.                                                      25,000            188,755
   Austin Reed Group P.L.C.                                             138,001            332,281
   Autologic Holdings P.L.C.                                            173,000            952,119
   Avesco P.L.C.                                                         49,671            120,026
   Avon Rubber P.L.C.                                                    59,810            226,818
   BSS Group P.L.C.                                                      83,203            804,927
 * BTG P.L.C.                                                           171,000            573,490
   Babcock International Group P.L.C.                                   458,333          1,016,871
   Baggeridge Brick P.L.C.                                               96,100            221,474
 * Baltimore Technologies P.L.C.                                        119,000             73,679
   Beale P.L.C.                                                          29,000             44,889
   Beattie (James) P.L.C.                                               205,000            458,345
 * Bede P.L.C.                                                          120,000             58,304
   Bellway P.L.C.                                                       150,000          1,754,265
   Benchmark Group P.L.C.                                               383,600          1,603,171
 * Bizspace P.L.C.                                                       34,782             19,741
   Black Arrow Group P.L.C.                                              35,000             37,321
   Blacks Leisure Group P.L.C.                                            5,018             29,559
 * Blagden Industries P.L.C.                                            181,983                  0
   Body Shop International P.L.C.                                       180,000            377,683
   Bodycote International P.L.C.                                        612,040          1,757,889
 * Boosey & Hawkes P.L.C.                                                29,000            107,234
   Boot (Henry) P.L.C.                                                   61,000            351,455
   Brammer (H.) P.L.C.                                                  123,082            334,462
   Brewin Dolphin Holdings P.L.C.                                       272,000            404,651
   Bristol Water Holdings P.L.C.                                         20,000            100,268
 * Britannic P.L.C.                                                     377,700          1,727,920
 * British Biotech P.L.C.                                               132,072            179,446
   British Polythene Industries P.L.C.                                   33,960            174,636
   British Vita P.L.C.                                                  216,100            966,325
   Burndene Investments P.L.C.                                          229,402            301,824
   Burtonwood Brewery P.L.C.                                             50,750            288,908
   CD Bramall P.L.C.                                                    170,720          1,313,931
 * CLS Holdings P.L.C.                                                  379,181          1,770,564
   Caffyns P.L.C.                                                         4,800             48,707
 * Cairn Energy P.L.C.                                                  125,290            855,465
 * Cape P.L.C.                                                          237,482            261,400
   Capital & Regional P.L.C.                                            194,084          1,295,140

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Carbo PLC                                                             34,200    $         9,999
   Carclo P.L.C.                                                        198,599            133,210
   Carr's Milling Industries P.L.C.                                      17,313             92,008
   Castings P.L.C.                                                       40,000            123,830
 * Cenes Pharmaceuticals P.L.C.                                         250,000             37,622
   Chapelthorpe P.L.C.                                                  506,068            141,435
 * Che Group P.L.C.                                                      37,061             24,859
 * Chorion P.L.C.                                                         2,920              9,743
   Churchill China P.L.C.                                                30,000             93,389
   Clarkson (Horace) P.L.C.                                              75,061            547,363
   Clinton Cards P.L.C.                                                 292,245            459,900
   Colefax Group P.L.C.                                                  96,000            140,341
   Communisis P.L.C.                                                    569,000            895,423
   Compel Group P.L.C.                                                   73,000             92,279
 * Cookson Group P.L.C.                                               4,545,789          2,853,627
   Coral Products P.L.C.                                                 50,000             47,726
 * Corporate Services Group P.L.C.                                    1,192,000            217,821
   Cosalt P.L.C.                                                         20,000            126,066
   Countryside Property P.L.C.                                          310,975            968,053
   Courts P.L.C.                                                        141,633            667,437
 * Cox Insurance Holdings P.L.C.                                        381,500            488,817
 * Cradley Group Holdings P.L.C.                                         38,466              4,879
 * Creightons P.L.C.                                                    250,000             11,824
   Crest Nicholson P.L.C.                                               545,000          2,802,611
   Cropper (James) P.L.C.                                                14,000             39,729
   DRS Data Research Services P.L.C.                                     51,000             61,399
   DTZ Holdings P.L.C.                                                  113,023            240,065
   Daejan Holdings P.L.C.                                                52,500          1,699,767
 * Dana Petroleum P.L.C.                                                174,050            672,025
 * Dawson International P.L.C.                                          303,194             67,789
   DeVere Group P.L.C.                                                  276,542          1,854,901
   Delta P.L.C.                                                         437,005            620,062
   Derwent Valley Holdings P.L.C.                                       168,000          2,161,255
   Development Securities P.L.C.                                         70,000            428,591
   Diagonal P.L.C.                                                      342,000            279,393
 * Dickinson Legg Group P.L.C.                                            8,648              4,797
 * Dimension Data Holdings P.L.C.                                     2,992,147          1,904,056
   Diploma P.L.C.                                                       143,039          1,116,877
 * Dowding & Mills P.L.C.                                               331,300             55,555
   Dyson Group P.L.C.                                                   150,000            693,967
   East Surrey Holdings P.L.C.                                           45,000            235,278
 * Easynet Group P.L.C.                                                  71,000            146,533
   Eldridge Pope & Co. P.L.C.                                            53,000            153,593
   Eleco P.L.C.                                                          68,900             37,920
   Electronic Data Processing P.L.C.                                     55,900             68,741
 * Elementis P.L.C.                                                   1,018,892            560,755
 * Emerald Energy P.L.C.                                              2,700,000             24,611
 * Emess P.L.C.                                                         384,910             67,027
   Ennstone P.L.C.                                                      433,843            291,000
 * Enodis P.L.C.                                                        718,000          1,055,810
 * Entertainment Rights P.L.C.                                          585,000            137,084
   Estates & General P.L.C.                                             115,000            325,356
   Eurocopy P.L.C.                                                      156,700             98,369
 * Eurodis Electron P.L.C.                                              637,850            161,810
   European Colour P.L.C.                                               100,000             30,098
   European Motor Holdings P.L.C.                                       271,675            801,325
 * Evans of Leeds Contingent Units
     P.L.C.                                                             238,000                  0
 * FII Group P.L.C.                                                     104,900             12,178
   FKI P.L.C.                                                           667,689          1,263,171
   Fenner P.L.C.                                                        222,000            339,811
 * Ferguson International Holdings
     P.L.C.                                                              88,836    $        53,475
   Ferraris Group P.L.C.                                                 48,375            121,470
 * Fibernet Group P.L.C.                                                221,000            385,792
   Filtronic P.L.C.                                                     148,618          1,127,211
   Financial Objects P.L.C.                                              46,000             21,361
   First Technology P.L.C.                                              150,000            763,621
   Fisher (James) & Sons P.L.C.                                         255,000          1,118,344
   Fortress Holdings P.L.C.                                             200,000             90,293
   Freeport Leisure P.L.C.                                              193,680          1,252,471
   Fuller, Smith & Turner P.L.C.
     Series A                                                           87,000            886,549
   Fulmar P.L.C.                                                        107,500            146,984
 * Future Network P.L.C.                                                669,770            728,587
   GB Group P.L.C.                                                      171,000             69,848
   Galliford Try P.L.C.                                                 646,740            475,511
   Game Group P.L.C.                                                    347,000            375,980
   Gaming International P.L.C.                                           10,000              6,277
 * Garton Engineering P.L.C.                                              6,000                  0
 * Gaskell P.L.C.                                                        40,000             15,479
 * Georgica P.L.C.                                                      124,719            167,310
   Gleeson (M.J.) Group P.L.C.                                           46,829          1,004,733
   Goodwin P.L.C.                                                         5,000             19,477
   Gowrings P.L.C.                                                       15,000             15,866
   Great Portland Estates P.L.C.                                        436,565          1,817,019
   Greene King P.L.C.                                                   135,026          1,942,578
 * Greenwich Resources P.L.C.                                           312,000             10,732
   Guiness Peat Group P.L.C.                                              1,431              1,612
 * Gyrus Group P.L.C.                                                   222,151            632,327
   Halstead (James) Group P.L.C.                                         79,267            463,518
 * Hampson Industries P.L.C.                                            350,000             82,769
 * Hampton Trust P.L.C.                                                 200,491             12,931
   Hardys & Hansons P.L.C.                                               96,200            713,095
 * Hartstone Group P.L.C.                                             1,022,431             16,705
 * Harvey Nash Group P.L.C.                                             100,000            137,589
 * Hawtin P.L.C.                                                        150,000             21,928
   Haynes Publishing Group P.L.C.                                        23,932            133,770
   Headway P.L.C.                                                        25,000             39,557
   Helical Bar P.L.C.                                                    67,500            873,585
   Henlys Group P.L.C.                                                  190,155            294,337
   Hercules Property Services P.L.C.                                     38,000            146,395
   Heywood Williams Group P.L.C.                                        190,000            272,857
   Highbury House Communications
     P.L.C.                                                             705,009            297,068
   Highway Insurance Holdings P.L.C.                                    449,305            299,439
   Hill & Smith Holdings P.L.C.                                          74,890            123,649
   Hitachi Capital (UK) P.L.C.                                           86,500            308,695
   Homestyle Group P.L.C.                                               158,000            347,826
   House of Fraser P.L.C.                                               544,650            915,650
   Hunting P.L.C.                                                       238,211            401,498
 * IAF Group P.L.C.                                                      66,500              8,292
 * IQE P.L.C.                                                           200,500             62,070
   Incepta Group P.L.C.                                                 277,349            517,549
   Infast Group P.L.C.                                                  437,000            187,896
 * Intec Telecom Systems P.L.C.                                         409,000            485,364
   Intelek P.L.C.                                                       109,250             20,668
 * Inveresk P.L.C.                                                      186,750             58,616
   JKX Oil and Gas P.L.C.                                               757,000            556,579
   Jarvis Hotels P.L.C.                                                 400,000          1,028,481
 * Jarvis Porter Group P.L.C.                                            51,000             17,104
   Johnson Service Group P.L.C.                                          37,000            220,177

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Johnston Group P.L.C.                                                 21,000    $       116,117
   Joseph (Leopold) Holdings P.L.C.                                       9,000            133,118
   KBC Advanced Technologies P.L.C.                                     183,000            116,452
 * Kalamazoo Computer Group P.L.C.                                       12,200                577
 * Kewill Systems P.L.C.                                                 60,000             58,819
 * Kingston Communications P.L.C.                                       897,362          1,018,607
 * Knowledge Support Systems Group
     P.L.C.                                                             136,000              1,871
   Laing (John) P.L.C.                                                  226,209            684,727
   Laird Group P.L.C.                                                   216,800          1,014,199
   Lambert Howarth Group P.L.C.                                          46,073            206,815
 * Lamont Holdings P.L.C.                                               100,000              1,075
 * Laura Ashley Holdings P.L.C.                                         375,000             77,394
   Lavendon Group P.L.C.                                                107,892            246,795
 * Leeds Group P.L.C.                                                   241,639             74,806
   Linton Park P.L.C.                                                    30,500            212,447
   Litho Supplies P.L.C.                                                 70,000             55,982
   London Bridge Software Holdings
     P.L.C.                                                             654,000            545,525
   London Industrial P.L.C.                                              38,822            926,416
   London Merchant Securities P.L.C.                                    536,222          1,503,237
   Lookers P.L.C.                                                       168,983            761,447
   Low & Bonar P.L.C.                                                   401,000            520,699
   Luminar P.L.C.                                                       172,000          1,178,832
   Lupus Capital P.L.C.                                                 192,000             26,417
   MS International P.L.C.                                               49,000             31,181
   MSB International P.L.C.                                              36,000             50,461
   Macfarlane Group P.L.C.                                              397,151            157,101
   Macro 4 P.L.C.                                                        44,820             94,043
   Mallett P.L.C.                                                        25,000            115,876
   Management Consulting Group
     P.L.C.                                                             405,000            177,619
   Manganese Bronze Holdings P.L.C.                                      38,000            118,619
 * Marlborough Stirling P.L.C.                                          404,000            335,254
 * Martin International Holdings P.L.C.                                 226,800             64,361
 * Marylebone Warwick Balfour Group
     P.L.C.                                                             235,176            219,426
   Mayborn Group P.L.C.                                                  50,000            170,697
   Mayflower Corp. P.L.C.                                             1,443,000            781,757
   McAlpine (Alfred) P.L.C.                                             239,680          1,163,485
   McKay Securities P.L.C.                                              105,000            325,055
   McLeod Russell Holdings P.L.C.                                        88,790             29,396
 * Medical Solutions P.L.C.                                              61,000             51,145
 * Medisys P.L.C.                                                       700,000            150,488
   Mentmore P.L.C.                                                      429,380            657,244
   Merrydown P.L.C.                                                      94,172            132,000
   Mersey Docks & Harbour Co. P.L.C.                                    139,650          1,523,939
   Metalrax Group P.L.C.                                                200,000            292,378
   Mice Group P.L.C.                                                    245,000            322,346
 * Microgen P.L.C.                                                      237,728            173,766
 * Mid-States P.L.C.                                                     50,000             10,964
   Minerva P.L.C.                                                       364,466          1,328,887
   Molins P.L.C.                                                         76,600            449,240
   Montpellier Group P.L.C.                                              14,000              9,451
 * Morgan Crucible Company P.L.C.                                       547,729          1,292,925
   Moss Brothers Group P.L.C.                                           258,000            249,596
 * Mothercare P.L.C.                                                    118,326            644,094
   Mowlem (John) & Co. P.L.C.                                           311,187          1,113,217
   Mucklow (A & J) Group P.L.C.                                         190,000            865,954
   NHP P.L.C.                                                           192,665            469,700
 * NSB Retail P.L.C.                                                    724,000            193,004
 * NXT P.L.C.                                                            48,000    $        81,728
 * Nettec P.L.C.                                                        220,000             26,013
   Nichols P.L.C.                                                        48,000            112,686
 * Noble Investments (UK) P.L.C.                                            300                163
   Northamber P.L.C.                                                     23,000             25,712
 * OM2000 P.L.C.                                                         48,000                  0
   Owen (H.R.) P.L.C.                                                    79,333            238,775
   Oxford Instruments P.L.C.                                            157,438            491,452
 * PPL Therapeutics P.L.C.                                               58,764              4,548
   PZ Cuzzons P.L.C.                                                     40,000            748,487
 * Pace Micro Technology P.L.C.                                         616,176            604,053
   Panther Securities P.L.C.                                             40,000            124,862
   Parity Group P.L.C.                                                  420,000             88,487
 * Partridge Fine Arts P.L.C.                                            33,000             42,283
   Pendragon P.L.C.                                                     237,500            786,302
   Penna Consulting P.L.C.                                               25,000             49,231
   Peterhouse Group P.L.C.                                               65,000            146,447
 * Pharmagene P.L.C.                                                    136,000            159,053
 * Photo-Me International P.L.C.                                        414,000            733,386
 * Pilkingtons Tiles Group P.L.C.                                       170,000             10,233
   Pillar Property P.L.C.                                               310,545          2,723,892
   Pittards P.L.C.                                                       39,000             40,580
 * Plantation & General P.L.C.                                           64,601             18,332
 * Plasmon P.L.C.                                                        59,000            220,195
   Portmeirion Group P.L.C.                                              16,044             49,668
   Porvair P.L.C.                                                        98,000            279,788
 * Premier Oil P.L.C.                                                   262,833          1,896,300
 * Pressac P.L.C.                                                       250,000             94,593
   Primary Health Properties P.L.C.                                      35,918            133,741
 * Probus Estates P.L.C.                                                416,666             10,212
 * Psion P.L.C.                                                         199,785            267,152
 * QA P.L.C.                                                             40,000              3,612
 * Quays Group P.L.C.                                                    71,000              7,327
 * Queens Moat Houses P.L.C.                                            559,000             81,720
   Quintain Estates & Development
     P.L.C.                                                             281,696          1,647,232
   RAC P.L.C.                                                           215,033          2,034,056
   RJB Mining P.L.C.                                                    500,000          1,031,921
   Radamec Group P.L.C.                                                  20,000             13,243
   Ransom (William) & Son P.L.C.                                        115,000             74,169
 * Redbus Imterhouse P.L.C.                                             329,000             43,145
 * Redstone P.L.C.                                                      621,000            109,474
   Reg Vardy P.L.C.                                                     101,000            786,891
   Renold P.L.C.                                                        338,000            485,398
   Rowe Evans Investments P.L.C.                                         95,900            249,877
 * Royal Doulton P.L.C.                                                 588,000             48,036
   Rugby Estates P.L.C.                                                  43,000            190,802
   Rutland Trust P.L.C.                                                 182,210            108,899
   S & U P.L.C.                                                           7,000             58,389
 * SDL P.L.C.                                                           117,000            147,900
 * SFI Group P.L.C.                                                      79,000             42,120
 * Safeland P.L.C.                                                      100,000             87,713
   Sanctuary Group P.L.C.                                               529,000            452,631
   Savills P.L.C.                                                        90,000            457,399
   Scapa Group P.L.C.                                                   502,600            242,034
   Senior P.L.C.                                                        726,000            427,654
   Shaftesbury P.L.C.                                                   315,954          1,369,366
   Sherwood Group P.L.C.                                                135,000             22,057
   Shiloh P.L.C.                                                         11,000             27,432
 * ShopRite Group P.L.C.                                                146,000             33,899
   Simon Engineering P.L.C.                                             353,847            261,685

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Sinclair (William) Holdings P.L.C.                                    40,000    $        51,596
   Singer & Friedlander Group P.L.C.                                    599,630          2,150,228
   Sirdar P.L.C.                                                        219,721            264,524
   Smart (J.) & Co. (Contractors) P.L.C.                                  8,000             68,107
   Smith (David S.) Holdings P.L.C.                                     415,000          1,125,933
   Smith (James) Estates P.L.C.                                          95,000            472,190
 * Soco International P.L.C.                                              5,000             22,917
   Somerfield P.L.C.                                                  1,553,301          3,332,662
 * Spirent P.L.C.                                                     2,120,832          2,407,384
   Spring Group P.L.C.                                                  200,000            395,570
   St. Ives P.L.C.                                                        4,688             31,928
   St. Modwen Properties P.L.C.                                         214,000            951,414
   Staffware P.L.C.                                                      10,000            106,632
   Stagecoach Holdings P.L.C.                                         2,695,087          3,754,507
   Stanley (Charles) Group P.L.C.                                       150,000            599,804
   Stanley Leisure Organisation P.L.C.                                  299,277          2,033,132
   Stylo P.L.C.                                                           5,293              3,323
   Swallowfield P.L.C.                                                   25,000             34,182
   Swan Hill Group P.L.C.                                               125,337            173,528
   Syltone P.L.C.                                                        29,000             90,775
   TT Group P.L.C.                                                      365,623            726,291
 * Tadpole Technology P.L.C.                                            296,000             60,453
 * Tandem Group P.L.C.                                                  472,000                  0
   Taylor Woodrow P.L.C.                                                 74,632            306,774
   Tbi P.L.C.                                                           221,000            225,204
   Telemetrix P.L.C.                                                    143,000            349,236
 * Telspec P.L.C.                                                        47,000             13,742
 * Terence Chapman Group P.L.C.                                          62,500              2,687
   Tex Holdings P.L.C.                                                   11,000             31,310
   The Big Food Group P.L.C.                                            835,321          1,939,466
   The Cardiff Property P.L.C.                                            4,000             38,009
 * The Innovation Group P.L.C.                                          889,000            317,260
   The Malcolm Group P.L.C.                                             128,096            175,145
   Thorpe (F.W.) P.L.C.                                                  15,000             46,178
 * Thus Group P.L.C.                                                  3,796,407          2,105,705
   Tinsley (Eliza) Group P.L.C.                                          27,781             17,678
   Tops Estates P.L.C.                                                  106,557            447,164
 * Torotrak P.L.C.                                                      167,000            188,128
 * Tottenham Hotspur P.L.C.                                             146,000             60,264
   Town Centre Securities (New) P.L.C.                                  227,419            792,040
 * Trafficmaster P.L.C.                                                 300,000            233,472
   Transport Development Group P.L.C.                                   305,256          1,010,625
   Treatt P.L.C.                                                         15,000             50,951
   UCM Group P.L.C.                                                      46,000             65,269
   Umeco P.L.C.                                                          59,000            348,557
   Uniq P.L.C.                                                          416,200          1,460,250
   Unite Group P.L.C.                                                   255,540            683,415
 * Urbium P.L.C.                                                          1,752             11,932
 * Vega Group P.L.C.                                                     14,000             31,422
   Vibroplant P.L.C.                                                    185,000            424,764
   Victoria Carpet Holdings P.L.C.                                       12,000             75,537
   Vislink P.L.C.                                                       195,374             72,244
 * Volex Group P.L.C.                                                   130,000            305,191
   Vtr P.L.C.                                                            13,000             18,669
   WPP Group P.L.C.                                                       3,014             28,873
   WSP Group P.L.C.                                                     141,000            430,440
   Wagon Industrial Holdings P.L.C.                                     218,000            641,132
 * Walker Greenbank P.L.C.                                              144,910             34,269
   Warner Estate Holdings P.L.C.                                        119,891            912,420
 * Waterdorm P.L.C.                                                      70,000                  0
   Waterman Partnership Holdings
     P.L.C.                                                              50,263    $        63,105
   Wembley P.L.C.                                                       136,000          1,312,190
   Westbury P.L.C.                                                      269,622          1,769,070
   Whatman P.L.C.                                                       250,000            659,999
   Whitehead Mann Group P.L.C.                                           22,000            119,754
   Wilmington Group P.L.C.                                               37,000             62,044
   Wilshaw P.L.C.                                                        28,000              6,501
   Wintrust P.L.C.                                                       24,000            205,352
   Wolverhampton & Dudley Breweries
     P.L.C.                                                             162,659          2,105,134
   Woolworths Group P.L.C.                                              882,522            656,458
   Wyevale Garden Centres P.L.C.                                        213,344          1,220,021
   Wyndeham Press Group P.L.C.                                           97,000            162,657
 * XAAR P.L.C.                                                          150,000            125,120
   XANSA P.L.C.                                                         750,193          1,177,338
 * Xenova Group P.L.C.                                                  544,782            105,407
   Yates Brothers Wine Lodges P.L.C.                                    147,458            244,732
 * Yorkshire Group P.L.C.                                               117,096             13,594
   Young & Co's Brewery P.L.C
     Class A                                                              5,000             79,544
   Zetters Group P.L.C.                                                  50,500            105,093
   Zotefoams P.L.C.                                                     139,800            186,339
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $120,450,307)                                                                 167,847,357
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.7%)
 * British Pound Sterling
     (Cost $8,874,941)                                                                   8,869,565
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Letter of Entitlements -- Audemars
     Piguet                                                              81,758                  0
 * Xenova Group P.L.C. Rights                                           123,000                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                     0
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
   (Cost $129,325,248)                                                                 176,716,922
                                                                                   ---------------
FRANCE -- (5.3%)
COMMON STOCKS -- (5.2%)
 * Actielec Technologies                                                  3,713             14,243
   Affine                                                                 9,997            612,364
   Alain Manoukian SA                                                     9,565            344,089
*# Alstom SA                                                            208,004            428,864
 * Altran Technologies SA                                                71,800            886,505
   Ares (Groupe) SA                                                      29,000            139,747
   Aubay SA                                                              30,246            136,687
   Bacou-Dalloz                                                          23,557          1,962,566
   Bains de Mer et du Cercle des
     Etrangers a Monaco                                                   6,329          1,350,438
 * Bigben Interactive                                                     8,800            168,780
   Bongrain SA                                                           44,683          2,338,008
*# Bull SA                                                              369,100            283,168
   Burelle SA                                                            10,986          1,064,070
   CEGID SA                                                               1,027             82,237
   CFF Recycling                                                          9,710            762,395
 * CGBI                                                                   7,000              5,202
 * CS Communication et Systemes                                          13,500            341,295
   Carbone Lorraine                                                      37,158          1,514,435

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Cie Financiere Pour La Location
     D'Immeubles Industriels &
     Commerciaux Sa                                                      48,652    $     2,122,277
*# Club Mediterranee SA                                                  74,800          2,962,518
 * Compagnie Internationale Andre
     Trigano Ciat SA                                                      2,100             49,088
 * Conflandey SA                                                          1,939             46,161
   Consortium International de Diffusion
     et de Representation Sante                                           1,300             19,869
   Crometal SA                                                            5,120            172,156
   Delachaux SA                                                           7,300            637,925
 * Desquenne et Giral SA                                                  4,761             61,180
   Deveaux SA                                                             3,313            335,581
   Didot-Bottin                                                           1,204            121,234
   Elior                                                                 58,756            482,461
   Entenial SA                                                           27,373          1,597,978
   Etam Developpement SA                                                 34,200            979,813
 * Euraltech SA                                                          12,569             26,216
*# Euro Disney SCA                                                    4,022,037          2,410,657
   Evialis SA                                                             4,500            164,201
   Explosifs et de Produits Chimiques                                       312             85,646
   Faurecia SA                                                           14,175            960,044
   Fimalac SA                                                           108,252          3,607,448
   France-Africaine de Recherches
     Petrolieres (Francarep)                                              2,004            190,978
#  GFI Informatique SA                                                  163,600          1,470,835
 * Gantois Series A                                                         465             27,313
   Gascogne SA                                                           10,334            916,684
*# Generale de Geophysique SA                                            44,459          1,652,117
 * Geodis SA                                                              4,900            264,319
   Gespac System                                                          6,736            133,231
   Gevelot                                                                2,400            115,078
#  Groupe Bourbon SA                                                      1,636            149,241
 * Groupe Flo SA                                                         52,020            217,005
   Groupe Guillin SA                                                        480             38,695
   Hbs Technologie SA                                                       405              8,972
   IDSUD                                                                  2,000             56,244
   IMS International Metal Service SA                                    53,200            408,142
 * Immobiliere et Hoteliere SA                                           27,700            101,274
#  Ingenico SA                                                           20,000            305,675
*# LVL Medical Groupe SA                                                 27,900            129,764
   Legris Industries SA                                                  27,858            831,512
#  Lisi SA                                                               30,100          1,044,563
 * MGI Coutier SA                                                         6,500            157,393
 * Maire (Henri)                                                          1,252             10,881
#  Marionnaud Parfumeries Retails
     Perfumes                                                            48,200          1,863,357
 * Matussiere et Forest SA                                                7,020             35,596
 * Metaleurop SA                                                         62,320             40,340
   Montupet SA                                                           31,173            541,834
 * Nexans                                                                70,700          2,186,546
   Nord Est SA                                                           31,078          1,624,273
 * Oeneo                                                                 61,605            163,941
   PSB Industries SA                                                      1,838            214,817
 * Penauille Polyservices SA                                             60,500            984,860
#  Pinguely-Haulotte SA                                                 123,300            687,283
   Plastic Omnium SA                                                     29,385          1,352,622
   Plastivaloire SA                                                       8,400            247,704
   Prosodie SA                                                           22,600            520,151
 * Radiall SA                                                             5,850            388,495
   Robertet SA                                                            1,300            151,081
   Rougier SA                                                             2,715    $       187,624
 * S.T. Dupont SA                                                        15,300             90,785
   SA Fromageries Bel la Vache
     Qui Rit                                                              3,875            516,530
   SDR de Bretagne SA                                                     5,664            146,044
   SILIC (Societe Immobiliere de
     Location pour L'industrie et le
     Commerce)                                                           13,932            885,133
   Sabeton                                                               18,460            231,242
   Samf                                                                     600             14,744
 * Saveurs de France-Brossard                                             5,500            154,935
*# Scor SA                                                              104,600            399,983
   Sechilienne-Sidec                                                      1,000            113,339
   Securidev SA                                                          16,908            176,332
   Selectibail                                                          118,890          3,296,403
   Setforge                                                                 600             19,347
   Signaux Girod SA                                                       5,407            226,853
   Skis Rossignol SA                                                      7,216            126,030
   Smoby SA                                                               2,754            210,457
 * Societe Francais des Papiers
     Peints                                                                 140              1,546
   Societe Industrielle D'Aviations
     Latecoere SA                                                        20,648            525,964
   Sucriere de Pithiviers-le-Vieil                                        1,305            782,168
 * Sylis SA                                                              23,406            147,582
 * Teamlog SA                                                            17,900             63,299
   Tivoly SA                                                              1,904             34,213
 * Transiciel SA                                                         68,300          1,117,565
*# Ubi Soft Entertainment SA                                             66,800          2,069,934
   VM Materiaux SA                                                        1,636            114,039
#  Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                                        43,572          3,366,277
 * Valtech, La Defense                                                  251,100            288,960
   Vilmorin et Cie SA                                                    10,803          1,326,062
   Vranken Monopole                                                      11,963            476,816
 * Xilam Animation                                                        5,311             20,182
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $46,727,448)                                                                   65,640,750
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.1%)
 * Alstom SA Rights 12/10/03                                            208,004            112,203
 * Alstom SA Warrants 01/09/04                                          208,004             74,802
 * Altran Technologies SA Rights
     12/10/03                                                            71,800             56,805
 * Groupe Ares SA Warrants 10/03/05                                      29,000              6,953
 * Oeneo Warrants 08/26/06                                               28,305              9,161
 * Prosodie SA Warrants 10/28/06                                         19,600             14,567
 * Ubi Soft Entertainment SA Warrants
     05/14/06                                                            66,800             43,240
 * Valtech, La Defense Warrants
     07/29/05                                                           251,100             15,050
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $93,156)                                                                          332,781
                                                                                   ---------------
TOTAL -- FRANCE
   (Cost $46,820,604)                                                                   65,973,531
                                                                                   ---------------
GERMANY -- (4.8%)
COMMON STOCKS -- (4.8%)
 * AAP Implantate AG                                                     18,600             55,964
 * AC-Service AG                                                          6,400             43,346

                                                                         SHARES             VALUE+
                                                                         ------             ------
   AWD Holding AG                                                        43,500    $     1,318,213
   Aareal Bank AG                                                        41,100          1,242,036
 * Acg AG Fuer Chipkarten und
     Informationssysteme                                                 78,300            323,817
   Ackermann-Goeggingen AG                                               23,520            437,007
 * Adva AG Optical Networking                                            50,600            272,950
 * Aigner (Etienne) AG                                                      454             70,749
 * Allbecon AG                                                            6,700              9,236
   Andreae-Noris Zahn AG, Anzag                                          31,491          1,067,543
 * Articon Integralis AG                                                 32,400            153,413
 * Augusta Technologie AG                                                56,100            226,627
 * BMP AG                                                                12,980             24,273
 * Baader Wertpapier Handelsbank AG                                      42,049            328,642
   Bechtle AG                                                            73,700            851,655
 * Berliner Elektro Holding AG                                           56,000            449,761
 * Beta Systems Software AG                                              20,850            224,941
   Bien-Haus AG                                                          16,900            180,300
   Bilfinger & Berger Bau AG                                            125,019          4,016,338
 * Biolitec AG                                                           36,500            175,014
 * Biotest AG                                                            14,270            118,885
 * Borussia Dortmund GMBH & Co.
     KGAA                                                                30,000            131,620
 * Brau und Brunnen AG                                                    2,800            269,857
 # Bremer Energiekonto AG                                                54,600            140,064
 * Bremer Woll-Kaemmerei AG                                              50,582             67,910
 * Brueder Mannesmann AG                                                 20,600             20,990
 * COR AG Insurance Technologies                                         12,700             22,836
 * Caatoosee AG                                                          69,600             52,562
 * Ce Consumer Electrnic AG                                              46,800            151,471
   Cewe Color Holding AG                                                 11,000            245,259
 * Cinemaxx AG                                                            3,100              4,348
 * Comdirect Bank AG                                                    173,200          1,550,915
 * Computerlinks AG                                                      10,900            174,432
 * Concord Effekten AG                                                    4,400             11,762
 * Condomi AG                                                            19,900             46,039
 * Cybio AG                                                              11,100             38,587
 * D. Logistics AG                                                      142,200            383,532
 * DAS Werk AG                                                           10,600              1,525
 * DEAG Deutsche Entertainment AG                                        59,850            167,880
   DVB Bank AG                                                           10,353          1,078,463
 * Dab Bank AG                                                          200,400          1,513,414
 * Deutsche Euroshop AG                                                  37,500          1,536,915
 * Deutz AG                                                              97,700            391,165
 * Deutz AG Issue 03                                                     32,566            126,094
 * Dierig Holding AG                                                      8,750            136,250
 * Drillisch AG                                                          36,400            158,826
   Duerr Beteiligungs AG                                                 47,100          1,002,164
*# Dyckerhoff AG DM50                                                    29,750            713,241
 * Eckert and Ziegler Strahlen -- und
     Medizintechnik AG                                                   12,700            113,417
   ElreingKlinger AG                                                      1,300            111,421
*# Em TV & Merchandising AG                                             268,000            318,046
   Escada AG                                                             64,090            845,089
 * Eurobike AG                                                           18,900              5,211
 * Evotec Biosystems AG                                                 160,100          1,128,465
 * Freenet.De AG                                                         32,900          1,946,267
   Fuchs Petrolub AG Oel & Chemie                                        19,440          1,205,941
 * GPC Biotech AG                                                        72,300            676,009
*# Gft Technologies AG                                                   36,200            137,558
 * Gontard & Metallbank AG                                               46,008              3,585
 * Herlitz AG                                                            11,643             50,942
 * Hoeft & Wessel AG                                                     30,200    $       115,483
   Hucke AG                                                              33,100            130,937
 * Hutschenreuther AG                                                     8,591             61,892
 * IM International Media AG                                            149,500            229,388
 * IPC Archtec AG                                                        15,800             35,228
   Interseroh AG                                                          3,600             45,743
*# Intershop Deutschland AG                                               6,620             21,347
 * Intertainment AG                                                      14,082             33,761
   Iwka AG                                                              104,866          2,045,228
   Jenoptik AG                                                           98,800          1,067,090
   KSB AG                                                                 4,650            724,629
 * Kampa-Haus AG                                                         31,500            237,887
 * Kaufring AG                                                            5,600              1,611
   Kloeckner-Werke AG                                                   146,850          1,376,576
 * Kontron AG                                                           171,520          1,285,033
   Krones AG                                                              4,700            328,350
 * Leica Camera AG                                                        4,000             25,892
   Leifheit AG                                                            9,400            266,038
   Leoni AG                                                              16,300            839,209
 * Loesch Umweltschutz AG                                                16,000              3,452
 # Loewe AG                                                              36,000            288,269
 * M & S Elektronik AG                                                   19,600              1,692
 * MVS Miete Vertrieb Service AG                                         45,052             75,607
 * MWG Biotech AG                                                       127,600            156,016
 * Mania Technologie AG                                                  12,100             21,757
 * Mannheimer Aktiengesellschaft
     Holding AG                                                          27,000            132,699
 * Marbert AG                                                             6,800             24,617
 * Maternus-Kliniken AG, Bad
     Oyenhausen                                                          16,800             12,486
   Maxdata AG                                                           113,700            767,341
 * Medigene AG                                                           43,900            335,741
 * Mosaic Software AG                                                    21,800             91,463
   Muehlabauer Holdings AG & Co.
     KGAA                                                                10,800            252,581
 * Mwb Wertpapierhandelshaus AG                                          15,700             47,991
 * Nemetschek AG                                                          2,600             16,830
   Norddeutsche Affinerie AG                                             46,700            499,905
   Norddeutsche Steingutfabrik AG                                         9,215             49,708
 * November AG                                                           24,500            163,290
   PC-Ware Information Technologies
     AG                                                                   8,000             86,692
 * Pandatel AG                                                           28,300            203,543
 * Parsytec AG                                                           19,200            110,014
 * Personal & Informatik AG                                               2,150             11,984
 * Pfleiderer AG                                                        185,313            928,542
 * Phoenix AG, Hamburg                                                  103,686          1,131,048
 * Pixelpark AG                                                          15,050             15,695
*# Plambeck Neue Energien AG                                             63,465            180,303
 * Primacom AG                                                           62,300             85,780
 * Produkte und Syteme der
     Informationstechnologie AG                                          45,211            233,041
*# Qs Communications AG                                                 260,800            881,609
 * RTV Family Entertainment AG                                            2,480              3,627
 * Ravensberg Bau-Beteiligungen AG                                       29,500              6,365
 * Realtech AG                                                           20,200            214,296
   Rheinmetall Berlin AG                                                 85,490          2,807,923
   Rinol AG                                                               6,900             25,641
 * Roesch Medizintechnik AG                                               7,300              3,675
 * Ruecker AG                                                            25,400            109,611
 * SZ Testsysteme AG                                                      7,000                763

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Saltus Technology AG                                                   5,900    $        17,681
 # Salzgitter AG                                                        329,609          3,334,732
   Sartorius AG                                                          17,200            183,294
   Schlott Sebaldus AG                                                   12,258            243,920
   Sektkellerei Schloss Wachenheim AG                                     2,900             25,377
 * Senator Entertainment AG                                             107,300            155,634
 * Ser Systeme AG                                                         9,400              1,690
 # Sixt AG                                                               65,300            900,182
 * Stahl (R.) AG                                                         15,700            131,740
 * Steag Hamtech AG                                                      45,600            254,177
 * Stoehr & Co. AG                                                       44,310            175,281
 * Strabag AG                                                            15,750            998,747
 * Suess Microtec AG                                                     58,600            744,600
 * Syskoplan AG                                                          16,400            132,699
 * Syzygy AG                                                             30,000            210,376
 * TFG Venture Capital AG & Co. KGAA                                     43,100            103,330
 * TTL Information Technology AG                                         22,800             65,594
 * TV Loonland AG                                                        22,500             61,225
   Technotrans AG                                                        25,800            383,496
 * Telegate AG                                                           19,300            210,069
   Textilgruppe Hof AG                                                   22,530            172,846
 * Tiptel AG                                                             13,600             28,530
 * Umweltkontor Renewable Energy AG                                     110,781            167,323
   United Internet AG                                                    18,700            439,356
 * VBH (Vereinigter Baubeschlag-
     Handel) AG                                                           6,000             12,371
 * VCL Film & Medien AG                                                  10,700              5,002
   VK Muehlen AG                                                          4,632            430,318
 * Value Management & Research AG                                        19,800             48,419
 * Vereinigte Deutsche Nickel-Werke AG                                    2,316             18,046
   Vossloh AG                                                            39,200          1,809,115
 * WCM Beteiligungs AG                                                  500,000            737,216
 * Walter Bau AG, Augsburg                                               89,862            177,738
 * Westag and Getalit AG,
     Rheda-Wiedenbrueck                                                  10,653             73,811
 * Windhoff AG                                                           11,400              1,366
   Wuerttembergische
     Lebensversicherung AG                                                5,000             78,516
   Wuerttembergische Metallwarenfabrik
     AG                                                                  64,620          1,169,670
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $50,615,707)                                                                   60,827,188
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * DEAG Deutsche Entertainment AG
     Bond Rights 12/03/03                                                39,900                  0
 * Fuchs Petrolub AG Oel & Chemie
     Rights 12/09/03                                                     19,440             20,973
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                20,973
                                                                                   ---------------
TOTAL -- GERMANY
   (Cost $50,615,707)                                                                   60,848,161
                                                                                   ---------------
SWITZERLAND -- (3.7%)
COMMON STOCKS -- (3.6%)
 * AFG Arbonia-Forster Holding AG                                         5,950            685,802
 * Ascom Holding AG                                                     100,500            940,691
   Bank Coop AG                                                           2,312            411,350
 * Banque Cantonale de Geneve                                             3,120            384,956
   Banque Cantonale du Jura                                                 100    $        16,245
 * Banque Cantonale Vaudoise                                              6,695            704,344
 * Batigroup Holding AG                                                  16,900            149,688
   Bobst Group SA                                                        85,200          2,866,978
   Bossard Holding AG                                                     5,450            227,659
   Bucher Industries AG,
     Niederweningen                                                      11,225          1,528,250
 * COS Computer Systems AG                                                8,900            171,429
   Caisse d'Epargne Cantonale
     Vaudoise, Lausanne                                                   1,900          1,237,546
 * Calida Holding AG                                                        400             68,383
 * Card Guard AG                                                         51,000            168,064
 * Carlo Gavazzi Holding AG                                               2,530            107,641
 * Charles Voegele Holding AG                                            37,400          2,273,996
   Cie Financiere Tradition                                               3,121            289,715
   Conzzeta Holdings AG                                                   2,000          1,500,712
 * Crossair AG, Basel                                                    71,730            565,974
   Daetwyler Holding AG, Atldorf                                            940          1,435,392
   Feintol International Holding AG                                       1,720            296,708
 * Fischer (Georg) AG, Schaffhausen                                      19,567          3,345,123
 * Flughafen Zuerich AG                                                  18,100            923,398
 * Forbo Holding AG, Eglisau                                              7,331          2,041,556
   Galenica Holding, Ltd. AG, Bern                                       20,000          2,707,469
 * Golay-Buchel Holding SA,
     Lausanne                                                               125            101,530
   Gurit-Heberlein AG                                                     1,660          1,077,372
   Helvetia Patria Holding                                               31,871          4,856,881
 * Industrieholding Cham AG, Cham                                         3,700            646,853
 * Kardex AG, Zuerich                                                     1,200            141,098
 * Leica Geosystems Holdings AG                                           3,500            548,263
 * Lem Holdings AG, Lyss                                                    180             33,279
 * Maag Holding AG, Zuerich                                               2,637            352,390
 * Mikron Holding AG, Biel                                                9,400            129,432
 * Moevenpick-Holding, Zuerich                                              470            254,502
 * Nextrom Holding SA                                                       250              2,736
   Psp Swiss Property AG                                                  7,500          1,039,958
   Schweizerhall Holding AG, Basel                                          470            599,898
   Schweizerische National
     Versicherungs Gesellschaft                                           4,998          2,087,784
 * Sihl                                                                     750              2,257
   Sika Finanz AG, Baar                                                     870            353,325
   Sulzer AG, Winterthur                                                 16,040          4,013,971
 * Swiss Prime Site AG                                                    5,800          1,027,446
*# Swisslog Holding AG                                                   56,000            289,808
 * UMS Schweizerische Metallwerke
     Holding AG, Bern                                                     3,200             88,867
   Valiant Holding AG                                                     6,655            459,464
 * Vaudoise Assurances Holding,
     Lausanne                                                               499            629,193
 * Von Roll Holding AG                                                   15,045             11,871
 * Von Roll Holding AG, Gerlafingen                                      15,045             13,384
   Wmh Walter Meier Holding Ag,
     Zuerich                                                              5,200            269,509
   Zehnder Holding AG                                                        50             36,899
   Zschokke Holding SA, Geneve                                            1,950            677,293
 * Zueblin Holding AG                                                   117,740            829,732
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $36,867,696)                                                                   45,624,064
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
INVESTMENT IN CURRENCY -- (0.1%)
 * Swiss Francs
     (Cost $1,259,348)                                                             $     1,259,799
TOTAL -- SWITZERLAND
   (Cost $38,127,044)                                                                   46,883,863
HONG KONG -- (3.7%)
COMMON STOCKS -- (3.7%)
   ALCO Holdings, Ltd.                                                  710,000            260,548
 * APT Satellite Holdings, Ltd.                                         562,000            170,055
   Aeon Credit Service (Asia) Co., Ltd.                                 416,000            249,076
 * Allied Group, Ltd.                                                 7,070,000            482,481
 * Allied Properties, Ltd.                                            1,185,500            419,778
 * Alpha General (Holdings), Ltd.                                       266,800              9,963
 * Ananda Wing on Travel (Holdings),
     Ltd.                                                            24,120,000             62,114
 * Applied China, Ltd.                                                  843,750             15,101
 * Applied International Holdings, Ltd.                               1,150,000             18,065
 * Asia Commercial Holdings, Ltd.                                        35,960                880
   Asia Financial Holdings, Ltd.                                      1,494,106            334,746
 * Asia Standard International Group,
     Ltd.                                                             6,096,666            231,579
 * Asia Tele-Net & Technology Corp.,
     Ltd.                                                             4,000,000              7,211
   Associated International Hotels, Ltd.                                758,000            639,287
 * Beauforte Investors Corp., Ltd.                                       44,000             17,563
 * CCT Technology Holdings, Ltd.                                        209,880                351
   CCT Telecom Holdings, Ltd.                                           600,800             68,077
 * CNT Group, Ltd.                                                    1,428,000             33,648
   COFCO International, Ltd.                                          1,032,000            697,629
 * COSCO International Holdings, Ltd.                                 2,236,000            164,109
 * Capital Estate, Ltd.                                                 720,000              1,669
 * Capital Publications                                               1,015,200                 78
 * Celestial Asia Securities Holdings,
     Ltd.                                                               251,900             16,218
 * Century City International Holdings,
     Ltd.                                                             2,863,067             18,433
 # Champion Technology Holdings, Ltd.                                 1,072,404            230,600
 * Chaoda Modern Agriculture
     (Holdings), Ltd.                                                   900,000            298,404
   Chen Hsong Holdings, Ltd.                                            322,000            206,269
 * Cheuk Nang (Holdings), Ltd.                                           47,700              8,169
   Chevalier International Holdings, Ltd.                               648,930            330,050
 * Chi Cheung Investment Co., Ltd.                                      431,085             42,740
 * China Aerospace International
     Holdings, Ltd.                                                   1,683,000            121,355
 * China Bio-Medical Group Limited                                      258,750              3,098
 * China City Natural Gas Holdings, Ltd.                              4,994,000             27,007
 * China Everbright International, Ltd.                               3,610,000            144,097
   China Everbright, Ltd.                                             2,508,000          1,340,173
   China Hong-Kong Photo Products
     Holdings, Ltd.                                                   1,843,000            121,027
 * China Investments Holdings, Ltd.                                   1,186,800             25,673
*# China Motion Telecom International,
     Ltd.                                                               522,000             44,361
   China Motor Bus Co., Ltd.                                             24,000            151,423
   China Online (Bermuda), Ltd.                                         506,000             65,805
   China Overseas Land & Investment,
     Ltd.                                                             8,660,000          1,360,389
   China Rare Earth Holdings, Ltd.                                    1,210,000            176,055
 # China Resources Land, Ltd.                                         2,562,000            356,277
 * China Rich Holdings, Ltd.                                          2,554,000    $        23,678
 * China Sci-Tech Holdings, Ltd.                                      5,416,000             11,158
 * China Star Entertainment, Ltd.                                        37,380              5,439
 * China Strategic Holdings, Ltd.                                       340,250              7,404
 # China Travel International Investment,
     Ltd.                                                             6,776,000          1,291,280
   Chinese Estates Holdings, Ltd.                                     3,772,000          1,384,209
   Chinney Investments, Ltd.                                            752,000             40,668
   Chow Sang Sang Holdings
     International, Ltd.                                              1,115,000            337,387
   Chuangs China Investments, Ltd.                                      884,000             37,562
 * Chuang's Consortium International,
     Ltd.                                                             3,051,760            125,744
   Chun Wo Holdings, Ltd.                                               636,000             35,214
   City e Solutions, Ltd.                                               472,964             56,028
   Continental Holdings, Ltd.                                           382,000             34,431
 * Continental Mariner Investment Co.,
     Ltd.                                                             1,290,000            191,017
 * Cosmos Machinery Enterprises, Ltd.                                   414,000             19,724
 * Crocodile Garments, Ltd.                                             986,000             38,088
 * Dan Form Holdings Co., Ltd.                                        2,326,000             59,900
   Dickson Concepts International,
     Ltd.                                                               362,000            219,074
 * DigitalHongKong.com                                                       12                  0
 * Dynamic Global Holdings, Ltd.                                        990,000             11,728
   Dynamic Holdings, Ltd.                                               482,000             75,717
 * E-Kong Group, Ltd.                                                   250,200              6,121
 * Easyknit International Holdings, Ltd.                                982,400             13,408
 * Emperor (China Concept)
     Investments, Ltd.                                                   11,160              3,808
 * Emperor International Holdings, Ltd.                                  81,200             25,093
 * Ezcom Holdings, Ltd.                                                  67,280              2,989
 * Fairwood Holdings, Ltd.                                               67,500             10,777
   Far East Consortium International,
     Ltd.                                                             1,846,112            237,708
 * Far East Hotels & Entertainment, Ltd.                                464,000             20,313
 * Far East Technology International,
    Ltd.                                                                408,000             11,242
   First Sign International Holdings, Ltd.                              740,000             36,208
   Fountain Set Holdings, Ltd.                                        1,350,000            990,818
 * G-Vision International (Holdings),
     Ltd.                                                               298,000              2,302
   Global China Group Holdings, Ltd. 1,462,000                          118,597
   Golden Resources Development
     International, Ltd.                                              1,587,000             71,520
 * Gold-Face Holdings, Ltd.                                           1,158,000             80,517
   Goldlion Holdings, Ltd.                                            1,706,000            142,783
   Golik Holdings, Ltd.                                               1,216,000             95,510
 * Gorient Holdings, Ltd.                                                26,971                 76
   Grande Holdings, Ltd.                                                450,000            506,998
 # Great Eagle Holdings, Ltd.                                         1,468,118          1,682,427
 * Great Wall Cybertech, Ltd.                                        11,392,830             14,670
   Group Sense (International), Ltd. 1,462,000                          210,839
   Guangdong Brewery Holdings, Ltd.                                   1,602,000            396,049
 # Guangzhou Investment Co., Ltd.                                     8,136,000            890,462
*# HKR International, Ltd.                                            1,906,400            607,539
   Hang Ten Group Holdings, Ltd.                                        267,010                584
   Hanny Holdings, Ltd.                                                 218,450             54,849
 * Hansom Eastern Holdings, Ltd.                                      2,082,600             21,721
   Harbour Centre Development, Ltd.                                     857,000            882,787
   Henderson China Holdings, Ltd.                                       798,000            387,887

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Heng Fung Holdings, Ltd.                                              15,680    $        12,921
   High Fashion International, Ltd.                                     800,000            118,460
 * Hon Kwok Land Investment Co., Ltd.                                   274,000             45,159
 # Hong Kong and Shanghai Hotels, Ltd.                                1,968,624          1,115,323
   Hong Kong Catering Management,
     Ltd.                                                               384,000             36,589
 * Hong Kong Construction Holdings,
     Ltd.                                                               692,000             43,660
   Hong Kong Ferry (Holdings) Co., Ltd.                                 349,000            350,514
 * Hong Kong Parkview Group, Ltd.                                       646,000             41,590
   Hongkong Chinese, Ltd.                                             2,164,000            286,999
 * Hop Hing Holdings, Ltd.                                              604,000             27,220
   Hopewell Holdings, Ltd.                                            1,493,800          2,173,483
 * Hsin Chong Construction Group, Ltd. 336,000                           14,277
 * Hualing Holdings, Ltd.                                               784,000             34,827
   Hysan Development Co., Ltd.                                          316,159            451,870
 * ITC Corp., Ltd.                                                      456,000             22,899
 * Inworld Group, Ltd.                                                   27,200                161
 * Jessica Publications, Ltd.                                         1,015,200             52,287
 * Jinchang Pharmaceutical                                              507,600                  0
 * Jinhui Holdings Co., Ltd.                                             97,800             41,871
   K Wah International Holdings, Ltd.                                 4,633,043            662,178
   K. Wah Construction Materials, Ltd.                                2,167,773            167,475
   KTP Holdings, Ltd.                                                   758,000            107,361
 * Kader Holdings Co., Ltd.                                             857,000             18,318
Karce International Holdings Co., Ltd.                                  532,000             13,015
   Keck Seng Investments (Hong Kong),
     Ltd.                                                               570,000             60,183
   Kee-Shing Holdings Co., Ltd.                                         256,000             15,657
 * King Fook Holdings, Ltd.                                             338,000             26,983
   Kowloon Development Co., Ltd.                                        619,000            454,308
 * Kwong Sang Hong International, Ltd.                                1,060,000             57,325
   Kwoon Chung Bus Holdings, Ltd.                                       296,000             44,974
 * Lai Fung Holdings, Ltd.                                            3,818,750             95,391
 * Lai Sun Development Co., Ltd.                                      3,358,800             48,006
 * Lai Sun Garment (International),
     Ltd.                                                             2,700,000             67,793
 * Lam Soon (Hong Kong), Ltd.                                           203,250             70,007
   Leefung-Asco Printers Holdings, Ltd.                                 128,000             21,426
 * Lippo, Ltd.                                                          751,000            115,073
   Liu Chong Hing Bank, Ltd.                                            668,000          1,032,150
   Liu Chong Hing Investment, Ltd.                                      626,000            439,295
   Luks Industrial Group, Ltd.                                          736,560            115,705
 * Magnificent Estates, Ltd.                                          5,014,600             29,056
   Melbourne Enterprises, Ltd.                                           41,000            159,432
   Midland Realty (Holding), Ltd.                                       552,000            121,540
 * Min Xin Holdings, Ltd.                                               882,000            136,281
   Miramar Hotel & Investment Co., Ltd.                                 816,000            772,259
 * Morning Star Resources, Ltd.                                       3,075,000             26,528
   NWS Holdings Ltd.                                                  1,413,477          1,383,208
 * Nam Fong International Holdings, Ltd.                              1,740,000             10,754
   Nam Hing Holdings, Ltd.                                              538,000             19,050
   Nanyang Holdings, Ltd.                                                80,850             72,872
 * National Electronics Holdings, Ltd.                                1,106,000             35,603
 * New City (Beijing) Development, Ltd.                                   6,760                213
   New Hanison Construction Hldg                                        185,099             10,487
 * New World China Land, Ltd.                                         2,342,000            524,713
 * New World Cyberbase, Ltd.                                             56,540                291
   New World Development Co., Ltd.                                    4,828,540          3,015,386
 * New World Infrastructure, Ltd.                                     1,975,600            335,783
*# Onfem Holdings, Ltd.                                               1,426,000             91,807
   Orient Power Holdings, Ltd.                                          570,573    $        80,814
   Oriental Watch Holdings, Ltd.                                        462,000             99,344
   Pacific Andes International Holdings,
     Ltd.                                                               624,000            112,486
   Pacific Century Insurance Holdings,
     Ltd.                                                               150,000             57,943
 * Pacific Plywood Holdings, Ltd.                                     4,844,000             12,474
   Paul Y. ITC Construction Holdings,
     Ltd.                                                               450,000             41,719
   Peace Mark Holdings, Ltd.                                            522,063             67,222
   Pico Far East Holdings, Ltd.                                         392,000             20,442
   Playmates Holdings, Ltd.                                           1,492,000            315,063
   Pokfulam Development Co., Ltd.                                       244,000             64,406
 * Poly Investments Holdings, Ltd.                                    1,428,000             30,339
   Prime Success International Group,
     Ltd.                                                               800,000             31,418
   Proview International Holdings, Ltd.                                 936,000            247,067
 * QPL International Holdings, Ltd.                                     651,000            255,662
 * RNA Holdings, Ltd.                                                   580,200              2,017
 * Rainbow International Holdings, Ltd.                                  27,200                263
*# Regal Hotels International Holdings,
     Ltd.                                                             9,608,179            164,542
 * Rexcapital International Holdings, Ltd.                            1,270,090             27,802
 * Riverhill Holdings, Ltd.                                              27,200                378
   S.A.S.Dragon Holdings, Ltd.                                           94,400              9,116
   SIS International Holdings, Ltd.                                     326,000             20,988
   San Miguel Brewery Hong Kong, Ltd.                                 1,130,400            282,370
   Sea Holdings, Ltd.                                                 1,444,000            306,787
 * Seapower Resources International,
     Ltd.                                                             2,785,000              9,682
 * Shanghai Land Holdings, Ltd.                                         352,000             15,637
   Shanghai Real Estates, Ltd.                                          810,000             59,449
   Shell Electric Manufacturing
     (Holdings) Co., Ltd.                                                89,838             22,210
   Shenyin Wanguo (Hong Kong), Ltd.                                     850,000            102,880
   Shougang Concord Century
     Holdings, Ltd.                                                   1,000,000            145,500
 * Shougang Concord Grand (Group),
     Ltd.                                                               833,000             66,500
 * Shougang Concord International
     Enterprises Co., Ltd.                                            2,196,000            115,932
 * Shougang Concord Technology
     Holdings, Ltd.                                                     414,000             57,039
 * Shun Ho Resources Holdings, Ltd.                                     510,000             15,695
 * Shun Ho Technology Holdings, Ltd.                                    814,380             23,069
 # Shun Tak Holdings, Ltd.                                            3,313,000          1,130,453
   Silver Grant International Industries,
     Ltd.                                                             2,190,000            239,689
 * Sincere Co., Ltd.                                                    872,000             32,000
   Sino Hotels (Holdings), Ltd.                                         278,757             66,761
 * Sino-I.com, Ltd.                                                  17,167,000            450,931
   Sinolink Worldwide Holdings, Ltd. 1,202,000                          142,389
 * Softbank Investment International
     (Strategic), Ltd.                                                4,112,000             47,652
 * South China Holdings, Ltd.                                         4,060,800            135,947
 * South China Industries, Ltd.                                       1,182,000             31,961
   Starlight International Holdings,
     Ltd. (New)                                                         885,000            141,303
 * Stelux Holdings International, Ltd.                                1,862,552             64,753
 * Styland Holdings, Ltd.                                             1,359,999              4,378
   Sun Hung Kai & Co., Ltd.                                           3,340,000            748,309

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Sunday Communications, Ltd.                                        4,227,000    $       166,004
 # Sunway International Holdings, Ltd.                                1,002,000             47,092
   Tai Cheung Holdings, Ltd.                                          1,809,000            570,676
   Tai Fook Securities Group, Ltd.                                      534,000             67,383
   Tai Sang Land Development, Ltd.                                      796,900            203,168
   Tak Sing Alliance Holdings, Ltd.                                   1,299,335             46,845
   Tan Chong International, Ltd.                                      2,943,000            549,469
   Tern Properties Co., Ltd.                                            168,000             33,529
 * Tian An China Investments Co.,
     Ltd.                                                            13,627,000            329,870
   Tian Teck Land, Ltd.                                                 800,000            239,496
 # Tianjin Development Holdings, Ltd.                                 1,144,000            541,338
 * Tomorrow International Holdings,
     Ltd. New                                                           330,600             41,717
   Tungtex (Holdings) Co., Ltd.                                         558,000            217,343
 * Tysan Holdings, Ltd.                                                 614,000             13,598
 * U-Cyber Technology Holdings, Ltd.                                    370,000              9,100
   USI Holdings, Ltd.                                                   671,999             73,548
 * Universe International Holdings, Ltd.                                301,756              7,305
   Van Shung Chong Holdings, Ltd.                                       482,000            112,955
 * Wah Nam International                                                 12,600                406
   Wai Kee Holdings, Ltd.                                             1,387,000            176,806
   Wellnet Holdings, Ltd.                                               385,000             29,744
 * Winfoong International, Ltd.                                       1,525,000             32,792
   Wing On Co. International, Ltd.                                      588,000            469,412
   Wing Shan International, Ltd.                                      1,130,000             61,838
   Winsor Properties Holdings, Ltd.                                     110,000             39,304
 * Wo Kee Hong Holdings                                               4,282,332             23,159
   Wong's International (Holdings), Ltd.                                196,000             29,528
   World Houseware (Holdings), Ltd.                                     672,342             28,569
   Y. T. Realty Group, Ltd.                                           1,166,000             67,561
 * Yaohan International Holdings, Ltd.                                1,660,000                  0
 * Yau Lee Holdings, Ltd.                                               657,750             22,867
 * Yue Fung International Group
     Holding, Ltd.                                                       31,490              4,257
 * Yugang International, Ltd.                                        10,520,000             79,920
 * Zhu Kuan Development Co., Ltd.                                     1,362,000             59,627
 * eSun Holdings, Ltd.                                                  722,400             21,859
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $45,160,281)                                                                   46,290,545
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $44,914)                                                                         44,923
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Allied Properties, Ltd. Warrants
     12/06/03                                                           118,550                  0
 * Applied China, Ltd. Warrants
     04/30/04                                                           168,750                217
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                   217
                                                                                   ---------------
TOTAL -- HONG KONG
   (Cost $45,205,195)                                                                   46,335,685
                                                                                   ---------------
AUSTRALIA -- (3.7%)
COMMON STOCKS -- (3.5%)
   A.P. Eagers, Ltd.                                                     27,417            128,953
   APN News & Media, Ltd.                                               219,579            611,716
   AWB, Ltd.                                                            310,000            982,503
   Abigroup, Ltd.                                                        67,000    $       192,470
 * Adacel Technologies, Ltd.                                             40,300             20,996
   Adelaide Brighton, Ltd.                                              914,119            806,976
 * Adsteam Marine, Ltd.                                                 443,900            536,414
   Alesco Corp., Ltd.                                                    65,712            280,540
   Altium                                                                92,500             36,144
   Amalgamated Holdings, Ltd.                                           282,458            664,256
 * Amcom Telecommunications, Ltd.                                       279,500             32,359
 * Amrad Corp., Ltd.                                                    194,600             92,936
 * Anaconda Nickel NL                                                   460,025            858,815
   Ansell, Ltd.                                                         318,229          1,503,665
   Ariadne Australia, Ltd.                                              360,000             97,686
   Atlas Pacific, Ltd.                                                  113,450             18,060
 * AuIron Energy, Ltd.                                                  276,693             12,413
   Ausdrill, Ltd.                                                        86,682             46,415
   Auspine, Ltd.                                                         91,008            204,145
 * Austal, Ltd.                                                         328,100            208,923
 * Austar United Communications, Ltd.                                 1,264,310            347,645
 # Austereo Group, Ltd.                                                 710,600            694,156
 * Austral Coal, Ltd.                                                   200,700            103,111
 # Australand Property Group                                            884,084          1,049,145
 # Australian Agricultural Co., Ltd.                                    330,439            274,971
*# Australian Magnesium Corp., Ltd.                                      97,349              5,424
 * Australian Worldwide Exploration, Ltd.                               116,990             96,505
 * Auto Group, Ltd.                                                      64,351             28,870
 * Avatar Industries, Ltd.                                               50,740             12,850
*# Bay Corp Advantage, Ltd.                                             384,800            715,594
   Beach Petroleum NL                                                   179,538             44,171
 * Biota Holdings, Ltd.                                                 136,051             49,223
   Boral, Ltd.                                                           22,789             82,451
   Brickworks, Ltd.                                                     139,350            811,710
   Bridgestone Australia, Ltd.                                           51,126             93,227
 * Burns, Philp & Co., Ltd.                                             748,991            336,021
   Burswood, Ltd.                                                       836,130            701,827
   Caltex Australia, Ltd.                                               402,300          1,254,659
   Candle Australia, Ltd.                                                40,920             37,604
   Capral Aluminium, Ltd.                                               110,000            192,622
   Cellnet Telecommunications Group,
     Ltd.                                                                63,900             44,389
   Central Equity, Ltd.                                                 163,151            227,848
 * Circadian Technologies, Ltd.                                          38,781             53,318
 # Clough, Ltd.                                                         989,479            508,350
   Coates Hire, Ltd.                                                    265,505            549,461
   Commander Communications, Ltd.                                       204,700            162,933
 * Consolidated Paper Industries, Ltd.                                   64,577             43,924
 * Coplex Resources NL                                                  351,512             22,892
   Coventry Group, Ltd.                                                  86,281            346,503
   Crane Group, Ltd.                                                    120,604            785,421
 * Cumnock Coal, Ltd.                                                    40,710              6,628
   Devine, Ltd.                                                         133,731             60,964
 * Dominion Mining, Ltd.                                                116,119             55,456
   Downer Edi, Ltd.                                                     426,048          1,149,915
 * Emporer Mines, Ltd.                                                  135,024             71,323
 * Energy Developments, Ltd.                                            158,000            289,252
   Energy Resources of Australia, Ltd.
     Series A                                                           200,366            463,951
 * Energy World Corp., Ltd.                                             393,461              7,972
   Evans & Tate, Ltd.                                                    15,891             13,799
   FKP, Ltd.                                                            169,862            288,843
   Fleetwood Corp., Ltd.                                                 36,626            147,884
 * Forest Place Group, Ltd.                                              78,244             27,459

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Futuris Corp., Ltd.                                                1,100,165    $     1,114,510
   GRD NL                                                               130,884            179,944
   GUD Holdings, Ltd.                                                    96,340            428,726
   Gazal Corp., Ltd.                                                     89,069            167,571
 * Globe International, Ltd.                                            505,400            171,882
   Gowing Bros., Ltd.                                                    82,201            146,322
 * Gowing Retail, Ltd.                                                    5,323              1,772
 * Gradipore, Ltd.                                                       36,474             12,141
 # Grand Hotel Group                                                    364,395            174,026
 # Great Southern Plantations, Ltd.                                     360,831            396,868
   Green's Foods, Ltd.                                                  101,626             69,860
 * Gympie Gold, Ltd.                                                    266,614             96,461
 * Hamilton Island, Ltd.                                                 52,566            126,282
   Hancock and Gore, Ltd.                                                83,901            103,208
 * Haoma Mining NL                                                      193,606             16,811
   Healthscope, Ltd.                                                    139,211            303,206
 * Henry Walker Group, Ltd.                                             279,109            185,806
   Housewares International, Ltd.                                           956              1,799
 * Hudson Investment Group, Ltd.                                        297,500             18,836
 * Hutchison Telecommunications
     (Australia), Ltd.                                                1,140,000            230,973
 * IWL, Ltd.                                                            265,000             56,567
   Iluka Resources, Ltd.                                                389,396          1,141,155
 * Imdex, Ltd.                                                          202,532             26,379
 * Intercard Wireless, Ltd.                                              62,379              2,031
 * Intermoco, Ltd.                                                      558,800             19,813
   Investor Group, Ltd.                                                  40,987             80,077
 * JDV, Ltd.                                                             40,681             16,190
 # Jones (David), Ltd.                                                  805,650            804,496
   KTS Corp., Ltd.                                                       85,482            150,307
   Kaz Group, Ltd.                                                    1,401,106            248,391
 * Keycorp, Ltd.                                                        124,013            111,272
 * Leyshon Resources, Ltd.                                              123,978             17,942
   MacArthur Coal, Ltd.                                                 216,900            183,630
 * MacMahon Holdings, Ltd.                                              305,720             67,472
 * Macquarie Corporate
     Telecommunications, Ltd.                                           303,300             54,867
   Magellan Petroleum Australia, Ltd.                                    29,537             27,785
   MaxiTRANS Industries, Ltd.                                           168,888             96,544
   McPherson's, Ltd.                                                     36,601            108,322
   Mia Group, Ltd.                                                    1,160,700            562,721
 * Mineral Deposits, Ltd.                                                40,472              8,786
   Namoi Cotton Cooperative, Ltd.                                       142,585             38,175
   National Can Industries, Ltd.                                         18,850             19,232
*# Novus Petroleum, Ltd.                                                338,207            305,908
   Nufarm, Ltd.                                                         220,300            798,639
   Onesteel, Ltd.                                                       835,199          1,136,177
 * Orbital Engine Corp., Ltd.                                           165,000             19,700
 * PMP, Ltd.                                                            666,000            578,301
   Pacific Group, Ltd.                                                   61,800            212,413
 * Payce Consolidated, Ltd.                                              74,466            107,767
 * Perilya Mines NL                                                     219,076            168,035
 * Petsec Energy, Ltd.                                                  153,726             96,775
 * Plantcorp NL                                                          14,403                  0
   Portman, Ltd.                                                        319,770            347,078
 * PowerTel, Ltd. Series B                                            1,895,787             50,756
 * Pracom, Ltd.                                                         122,300              3,451
   Prime Television, Ltd.                                               161,244            285,856
 * Primelife Corp., Ltd.                                                142,200            281,935
   Queensland Cotton Holdings, Ltd.                                      41,451             96,281
 * RG Capital Radio, Ltd.                                                10,546             21,367
 * Reinsurance Australia Corp., Ltd.                                    259,694             77,045
 * Resolute Mining, Ltd.                                                 89,083    $        88,955
   Ridley Corp., Ltd.                                                   450,025            380,996
 * Roc Oil Co., Ltd.                                                    200,000            206,949
 * SMS Management & Technology, Ltd.                                    405,600             70,438
   SPC Ardmona, Ltd.                                                    341,582            353,451
 * Senetas Corp., Ltd.                                                  206,798             10,175
   Servcorp, Ltd.                                                        28,622             34,587
 # Seven Network, Ltd.                                                  390,809          1,493,127
   Sigma Co., Ltd.                                                      152,700            719,314
 * Silex System, Ltd.                                                   197,100            126,933
   Smorgon Steel Group, Ltd.                                          1,469,100          1,105,562
 * Solution 6 Holdings, Ltd.                                            424,301            196,495
 * Sons of Gwalia, Ltd.                                                 314,864            770,084
 # Southern Cross Broadcasting
     (Australia), Ltd.                                                   99,204            782,445
 * Southern Pacific Petroleum NL                                        424,400             72,168
   Southern Star Group, Ltd.                                            113,900             60,165
 * St. Barbara Mines, Ltd.                                              329,338             17,635
 * Straits Resources, Ltd.                                               89,994             64,468
 * Strathfield Group, Ltd.                                              165,666             13,786
 * Television & Media Services, Ltd.                                    240,000              8,162
 # Ten Network Holdings, Ltd.                                           656,900          1,283,398
   Thakral Holdings Group                                             1,507,986            687,442
   The Gribbles Group, Ltd.                                             711,600            272,904
   Ticor, Ltd.                                                          482,210            488,498
 # Timbercorp, Ltd.                                                     170,537            136,975
 * Titan Resources NL                                                   125,121             38,026
   Trust Company of Australia, Ltd.                                      22,214            120,555
   United Construction Group, Ltd.                                       91,667            262,004
   Villa World, Ltd.                                                    114,717            102,931
*# Village Roadshow, Ltd.                                               396,281            530,485
   Vision Systems, Ltd.                                                 290,747            206,177
   Wattyl, Ltd.                                                         174,567            486,319
 * Western Metals, Ltd.                                                 491,208              7,642
   Wide Bay Capricorn Building
     Society, Ltd.                                                       29,461            144,962
 * Xanadu Wines, Ltd.                                                   100,350             11,618
 * Yates, Ltd.                                                          144,138              6,154
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $32,631,801)                                                                   43,335,283
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.2%)
 * Australian Dollar
     (Cost $2,423,684)                                                                   2,426,583
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
 * Village Roadshow, Ltd. 2% Class A
     (Cost $289,439)                                                    398,305            319,917
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Australand Property Group Rights
     12/09/03
     (Cost $0)                                                          221,021                  0
                                                                                   ---------------
TOTAL -- AUSTRALIA
   (Cost $35,344,924)                                                                   46,081,783
                                                                                   ---------------
ITALY -- (3.5%)
COMMON STOCKS -- (3.5%)
 * A.S. Roma SpA                                                        181,000            331,963
*# Acegas SpA                                                           150,000            904,438
 * Alitalia Linee Aeree Italiane SpA
     Series A                                                           900,000            289,132

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Banca Popolare Dell'etruria e Del
     Lazio Scrl                                                          43,573    $       955,846
   Banca Popolare di Spoleto SpA                                            500              4,214
   Banco Piccolo Valellinese Scarl SpA                                   93,022          1,029,217
 * Bastogi SpA                                                        2,770,000            566,140
   Biesse SpA                                                           120,000            340,198
   Brioschi Finanziaria SpA, Milano                                   1,705,000            533,438
   Buzzi Unicem SpA                                                      28,500            345,053
   CIR SpA (Cie Industriale Riunite),
     Torino                                                           1,315,000          2,359,755
   CSP International Industria Calze
     SpA                                                                 72,000            124,284
   Caltagirone Editore SpA                                              154,000          1,258,996
   Caltagirone SpA                                                      595,400          3,704,210
 * Carraro SpA                                                          108,000            300,352
   Cementir Cementerie del Tirreno
     SpA                                                                873,600          2,633,722
 * Cirio Finanziaria SpA                                                960,000            200,235
   Cremonini SpA                                                         87,000            182,506
   Danieli & C.Officine Meccaniche
     SpA                                                                170,000            703,052
 * De Longhi SpA                                                        270,600          1,206,881
   Ericsson SpA                                                          99,491          2,418,640
 * Finarte Casa d'Aste SpA (Milano)                                       5,000             10,429
*# Finarte Partecipazioni Pro Arte SpA                                1,472,050            369,680
   Gefran                                                                54,000            260,866
 * Gemina SpA                                                         1,348,000          1,341,181
 * Giacomelli SpA                                                       168,000             36,249
   Giovanni Crespi SpA                                                  237,000            200,857
   Grandi Navi Veloci SpA                                               186,000            379,037
 * Grassetto SpA                                                        110,000                  0
   Gruppo Ceramiche Ricchetti SpA                                       906,000            388,804
 * I Grandi Viaggi SpA                                                  190,100            151,311
*# Immobiliare Lombardia SpA                                          1,499,000            285,924
   Immsi SpA                                                            211,292            238,084
   Impregilo SpA                                                      2,570,000          1,725,204
   Industria Romagnola Conduttori
     Elettrici SpA                                                      119,000            359,474
   Italmobiliare SpA, Milano                                             29,780          1,363,664
 * La Doria SpA                                                         101,000            279,674
 * Lavorwash SpA                                                         43,000            101,028
   Linificio and Canapificio Nazionale
     SpA                                                                 46,250             95,913
   Maffei SpA                                                           100,500            183,117
 # Manifattura Lane Gaetano Marzotto &
     Figli SpA                                                          212,000          2,322,745
 * Marcolin SpA                                                         110,000            159,856
   Milano Assicurazioni SpA                                             732,200          2,444,412
   Monrif SpA                                                           183,000            177,687
 * Montefibre SpA                                                       496,474            261,860
 * NGP SpA                                                               42,059             28,284
 * Necchi SpA                                                           792,500             66,499
 * Olidata SpA                                                           26,000             41,952
 * Opengate Group SpA                                                    22,800             52,202
 * Pagnossin SpA                                                         79,000            175,194
 * Premafin Finanziaria SpA Holding
     di Partecipazioni, Roma                                          1,316,584          1,320,971
   Premuda SpA                                                          255,250            401,744
 * Ratti SpA                                                            130,000            104,876
 * Reno de Medici SpA, Milano                                           938,522            840,397
   Risanamento Napoli SpA                                               156,000            269,151
 * Roncadin SpA                                                         238,950    $       140,353
   SAES Getters SpA                                                      31,000            359,342
   SISA (Societa Imballaggi Speciali
     Asti SpA)                                                          175,000            419,554
   SMI STA Metallurgica Italiana SpA                                  2,729,000          1,050,093
   SNIA SpA                                                              59,054            131,314
 * SOPAF (Societa Partecipazioni
     Finanziarie SpA)                                                   493,500            159,428
 * Sirti SpA                                                            139,803            254,730
 * Societe Sportiva Lazio SpA                                         4,020,000            219,259
   Sogefi SpA                                                           101,876            349,267
   Sol SpA                                                              102,000            438,949
   Stefanel SpA                                                         228,500            498,514
   Targetti Sankey SpA                                                    3,300             12,021
   Terme Demaniali di Acqui SpA                                         553,330            274,602
 * Trevi-Finanziaria Industriale SpA                                    271,050            371,702
 * Vemer Siber Group SpA                                                 13,800             15,236
   Vianini Industria SpA                                                163,800            481,060
   Vianini Lavori SpA                                                   233,090          1,438,965
   Zucchi (Vincenzo) SpA                                                 90,500            474,078
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $32,319,856)                                                                   43,919,065
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Roncadin SpA Warrants 10/15/07
     (Cost $0)                                                           63,180             20,146
                                                                                   ---------------
TOTAL -- ITALY
   (Cost $32,319,856)                                                                   43,939,211
                                                                                   ---------------
SINGAPORE -- (3.4%)
COMMON STOCKS -- (3.4%)
   A.V. Jennings Homes, Ltd.                                            265,600            351,736
   ASA Group Holdings, Ltd.                                             857,000            151,622
 * Acma, Ltd.                                                         2,880,500            158,736
   Allgreen Properties, Ltd.                                          3,712,000          2,239,361
   Amtek Engineering, Ltd.                                              113,000            101,600
   Apollo Enterprises, Ltd.                                             240,000             73,437
   Ascott Group, Ltd.                                                 5,718,038          1,393,090
 * Asia Food and Properties, Ltd.                                     1,820,000            248,097
   Auric Pacific Group, Ltd.                                             57,000             37,363
   Blu Inc. Group, Ltd.                                               1,085,000            163,639
   Bonvests Holdings, Ltd.                                              675,400            180,219
 * CK Tang, Ltd.                                                        612,000            140,227
   Chemical Industries (Far East), Ltd.                                  40,000             24,363
 * China Merchants Holdings Pacific,
     Ltd.                                                               469,000            141,468
   Cosco Investment, Ltd.                                             1,560,000            538,424
   Courts Singapore, Ltd.                                               563,000            179,620
   Cycle & Carriage, Ltd.                                                45,348            159,146
 * Eagle Brand Holdings, Ltd.                                         4,274,000            285,112
 * Econ International, Ltd.                                           1,412,000             36,858
   Eng Wah Organisation, Ltd.                                           481,000             64,173
 * Excel Machine Tools, Ltd.                                            473,000              4,116
 * Freight Links Express Holdings,
     Ltd.                                                               394,000             22,855
   GB Holdings, Ltd.                                                    231,000             87,768
 # Guocoland, Ltd.                                                    1,906,000          1,238,294
   Ho Bee Investment, Ltd.                                            1,277,000            185,188
   Hong Fok Corp., Ltd.                                               1,924,000            323,658
   Hong Leong Finance, Ltd.                                             457,000            702,498

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hotel Grand Central, Ltd.                                            655,400    $       144,468
   Hotel Plaza, Ltd.                                                    942,000            292,340
 # Hotel Properties, Ltd.                                             1,671,000            998,382
   Hour Glass, Ltd.                                                     349,000            107,296
   Hwa Hong Corp., Ltd.                                               2,250,000            756,996
 * IPC Corp., Ltd.                                                    3,248,000            122,465
   International Factors (Singapore),
     Ltd.                                                                22,000              5,551
 * Interra Resources, Ltd.                                              139,180             19,780
 * Intraco, Ltd.                                                        316,000             94,401
   Isetan (Singapore), Ltd.                                             152,000            279,503
   Jurong Engineering, Ltd.                                             155,000            255,348
 * K1 Ventures, Ltd.                                                  4,432,000            565,595
   Keppel Land, Ltd.                                                  3,108,000          2,884,589
   Kian Ann Engineering, Ltd.                                           861,000            117,369
   Koh Brothers, Ltd.                                                 1,445,000            108,967
   Lee Kim Tah Holdings, Ltd.                                         1,865,000            254,232
 * Leong Hin Holdings, Ltd.                                             516,000             35,918
 * Liang Huat Aluminum, Ltd.                                            939,000             43,575
   Low Keng Huat Singapore, Ltd.                                        368,000             84,319
 * Lum Chang Holdings, Ltd.                                           1,211,000            210,741
 * MCL Land, Ltd.                                                     1,273,000            989,501
 * Magnecomp International, Ltd.                                        526,000            271,556
   Marco Polo Developments, Ltd.                                      1,380,000          1,496,937
   Metro Holdings, Ltd.                                               2,333,800            961,180
 * Neptune Orient Lines, Ltd.                                         3,529,000          4,339,807
 * Orchard Parade Holdings, Ltd.                                      1,293,625            307,663
   Overseas Union Enterprise, Ltd.                                      168,000            657,803
   Pan-United Corp., Ltd.                                             1,101,000            392,776
   Penguin Boat International, Ltd.                                     642,000             67,033
   Pertama Holdings, Ltd.                                               105,000             17,968
   Raffles Holdings, Ltd.                                             7,169,000          2,245,615
   SNP Corp., Ltd.                                                      112,500             85,488
 * SP Corp., Ltd.                                                        55,000              2,871
   San Teh, Ltd.                                                        579,000            152,817
 # Singapore Land, Ltd.                                               1,507,000          3,426,748
 * Singapore Shipping Corp., Ltd.                                     1,502,000            239,599
   Singapura Finance, Ltd.                                               84,000             64,806
 * Singatronics, Ltd.                                                   923,000            187,393
   Ssangyong Cement (Singapore),
     Ltd.                                                                77,000             52,705
   Stamford Land Corp., Ltd.                                          3,218,000            457,336
   Straits Trading Co., Ltd.                                          1,314,200          1,379,822
 * Sunright, Ltd.                                                       196,000             67,648
   Superior Metal Printing, Ltd.                                        552,000             83,252
 * Tuan Sing Holdings, Ltd.                                           4,197,000            267,802
 * Ultro Technologies, Ltd.                                             693,000             80,398
   United Engineers, Ltd.                                               766,666            716,003
 # United Industrial Corp., Ltd.                                      5,096,000          2,468,305
   United Overseas Land, Ltd.                                         2,284,000          2,477,540
   United Pulp & Paper Co., Ltd.                                        391,000             88,455
   WBL Corp., Ltd.                                                      445,500            764,931
   Wing Tai Holdings, Ltd.                                            2,846,000          1,304,202
 * Xpress Holdings, Ltd.                                                370,000             17,170
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $40,218,756)                                                                   42,747,633
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $129,896)                                                                       130,315
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
  Guocoland, Ltd. 7% (Non-Redeemable
    Convertible)
    (Cost $103,603)                                                     174,000    $       116,073
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Acma, Ltd. Warrants 11/16/04
     (Cost $0)                                                          147,500                856
                                                                                   ---------------
TOTAL -- SINGAPORE
   (Cost $40,452,255)                                                                   42,994,877
                                                                                   ---------------
SWEDEN -- (2.6%)
COMMON STOCKS -- (2.6%)
 * Active Biotech AB Series B                                            15,100            112,909
   Angpannefoereningen AB Series B                                        9,850            151,216
 * Anoto Group AB                                                        50,533            111,016
 * Arkivator AB                                                          73,900            438,153
 * B & N Bylock & Nordsjoefrakt AB
     Series B                                                            99,200            164,106
   Beijer AB Series B                                                    12,300            126,156
   Beijer Alma AB Series B                                               16,000            137,637
   Bergman & Beving AB Series B                                          36,600            223,782
   Bilia AB Series A                                                     68,950            839,508
 * Boliden AB                                                           218,800            984,530
 * Bong Ljungdahl AB                                                     19,700             62,572
 * Boras Waefveri AB Series B                                            15,900             75,543
   Capona AB                                                             74,742            563,823
   Carbo AB                                                              68,400          1,728,989
   Castellum AB                                                         101,800          2,155,612
   Cloetta AB Series B                                                    6,300            143,407
 * Concordia Maritime AB Series B                                       136,100            262,975
 * Doro Telefoni AB Series A                                              6,400              7,708
 * Duroc AB Series B                                                      1,400              2,409
 * Elekta AB                                                             37,700            708,488
 * Enea Data AB Series B                                                339,400            110,048
 * Expanda AB                                                            14,600             60,865
 * Fagerlid Industrier AB                                                51,750                  0
 * Finnveden AB                                                          67,600            401,695
 * Framtidsfabriken AB                                                  631,800             40,135
 * Frontec AB Series B                                                   31,900             22,797
   Geveko AB Series B                                                    19,900            376,610
   Gorthon Lines AB Series B                                             69,300            177,008
   Gunnebo AB                                                            12,100            299,454
   Haldex AB                                                             44,200            573,259
 * Hiq International AB                                                  45,000             77,421
 * IBS AB Series B                                                      173,950            306,181
 * Industrial & Financial Systems AB
     Series B                                                           146,500            150,260
 * Industrifoervaltnings AB Skandigen                                    46,200            119,228
*# Intentia International AB Series B                                   185,300            170,437
   Kinnevik Industrifoervaltnings AB
     Series B                                                           123,600          3,688,654
   Klippans Finpappersbruk AB                                            30,800             70,518
 * Klovern AB B Shares                                                   94,078            204,190
   Kungsleden AB                                                         46,600          1,190,272
   Ljungberg Gruppen AB Series B                                          4,200             55,584
 * Mandator AB                                                           52,500             11,742
 * Medivir Series B                                                      12,100            169,744
 * Micronic Laser Systems AB                                             26,000            258,070
   NCC AB Series A                                                       45,400            324,454
   NCC AB Series B                                                      230,400          1,646,566

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Naerkes Elektriska AB Series B                                        26,100    $       324,692
   Nolato AB Series B                                                    15,900            101,636
   OEM International AB Series B                                          5,000             61,540
   Observer AB                                                          173,200            767,884
 * Ortivus AB                                                            12,300             51,276
   PEAB AB Series B                                                     135,400            734,692
 # Pandox Hotelfastigheter AB                                            63,400            914,574
 * Partnertech AB                                                        25,482            116,347
 * Pergo AB                                                             117,916            237,202
   Poolia AB Series B                                                    43,200            132,640
 * Pricer AB Series B                                                   441,000             32,684
 * Proact It Group AB                                                    15,000             48,438
*# Protect Data AB                                                       15,600             55,743
 * PyroSequencing AB                                                     78,382            123,443
 * Rorvik Timber AB                                                      30,600             45,357
   Rottneros Bruk AB                                                  1,191,000          1,331,899
 * Salus Ansvar AB Series B                                              36,600             64,907
 * Scribona AB Series A                                                  15,700             27,842
*# Scribona AB Series B                                                 118,100            212,565
 * Semcon AB                                                             30,500             65,391
 * Song Network Holding                                                  81,507            663,396
   Sweco AB Series B                                                     47,050            410,967
   Teleca AB Series B                                                     4,200             21,622
   Trelleborg AB Series B                                               160,900          2,491,408
 * Turnit AB                                                            125,300             28,854
 * Viking Telecom AB                                                     29,100              8,665
 * WM-Data AB Series B                                                  166,500            337,139
   Wallenstam Byggnads AB
     Series B                                                            79,600          1,732,933
 * Wedins Norden AB Series B                                            404,852            104,480
 * Westergyllen AB Series B                                               6,800             47,247
   Whilborg Fastigheter AB Class B                                      159,170          1,895,861
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $20,375,144)                                                                   32,699,055
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $11,466)                                                                         11,466
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Pricer AB Rights 12/09/03
   (Cost $0)                                                            441,000              1,166
                                                                                   ---------------
TOTAL -- SWEDEN
   (Cost $20,386,610)                                                                   32,711,687
                                                                                   ---------------
GREECE -- (2.5%)
COMMON STOCKS -- (2.5%)
   Aegek                                                                326,634            779,173
 * Agrotiki Insurance S.A.                                                6,880             47,009
   Alco Hellas ABEE S.A.                                                145,300            282,163
 * Allatini Industrial & Commercial Co.                                  58,400            133,010
   Alpha Leasing                                                        117,115            766,522
 * Alte Technological Co. S.A.                                          299,816            402,524
 * Altec Information & Communication
     Systems S.A.                                                       348,200            338,091
   Alumil Milonas S.A.                                                   64,120            318,210
 * Aluminum of Attica S.A.                                              337,348            412,475
 * Anek Lines S.A.                                                      217,649            346,999
   Arcadia Metal Industry C. Rokas S.A.                                  84,011            495,474
 * Aspis Pronia General Insurance S.A.                                  162,500            292,189
   Athens Medical Center S.A.                                           343,400            695,675
   Athens Water Supply & Sewage
     Co. S.A.                                                            58,200    $       442,315
 * Atlantic Super Market S.A.                                            80,190            130,731
   Attica Enterprises S.A. Holdings                                     425,974          1,766,764
   Atti-Kat S.A.                                                        324,218            450,832
 * Bitros Holdings S.A.                                                  47,100            168,815
   Delta Holdings S.A.                                                   64,300            462,468
   Edrassi C. Psallidas S.A.                                             58,506            142,369
   Egnatia Bank S.A.                                                    317,810          1,047,658
   El. D. Mouzakis S.A.                                                 123,900            231,694
 * Ergas S.A.                                                            95,407             58,327
 * Etba Leasing S.A.                                                     70,654            176,165
 * Etma Rayon S.A.                                                       39,176             68,094
 * Euro Reliance General Insurance                                        4,200             11,580
 * Euromedica S.A.                                                       89,200            222,407
 * Europaiki Techniki                                                    98,150            104,713
 * Fanco S.A.                                                            44,900            137,786
 * Forthnet S.A.                                                         61,700            380,161
   Fourlis S.A.                                                         155,000            455,216
   Frigoglass S.A.                                                      163,600            694,234
 * G.Polyhronos S.A.                                                     27,800             58,651
   General Construction Co. S.A.                                         11,000             94,411
 * General Hellenic Bank                                                109,759            768,373
   Gnomon Construction S.A.                                              82,688             76,322
   Hatziioannou S.A.                                                     97,400            254,528
   Hellas Can Packaging Manufacturers
     S.A.                                                                64,287            436,173
   Hellenic Cables S.A.                                                  89,428            153,295
   Hellenic Fabrics S.A.                                                 55,000            188,559
   Hermes Real Estate S.A.                                               86,814            466,216
 * Intracom Constructions S.A.                                           80,000            193,714
   Intracom S.A.                                                        339,326          2,188,360
 * J Boutaris & Son Holding S.A.                                        105,600            173,422
   Kalpinis Simos Steel Service Center                                   49,238            180,610
 * Keranis Holdings S.A.                                                 53,625             73,281
 * Kordellou Brothers S.A.                                               17,200             34,638
 * Lambrakis Press S.A.                                                 228,200          1,444,338
   Lavipharm S.A.                                                       160,616            308,055
   Light Metals Industry                                                 87,548            261,315
   Loulis Mills S.A.                                                     64,408            243,976
 * Maritime Company of Lesvos S.A.                                      164,000            135,648
 * Maxim Knitwear Factory C.M.                                           61,360             75,025
   Mesochoritis Bros. Construction Co.                                   89,900             84,057
   Michaniki S.A.                                                       273,758            879,470
 * Minoan Lines S.A.                                                    290,027            618,839
   Mochlos S.A.                                                         163,064            156,376
   Mytilineos Holdings S.A.                                             128,870            821,832
 * N. Levederis S.A.                                                     24,700             23,095
 * Naoussa Spinning Mills S.A.                                           81,900            341,651
 * Nexans Hellas S.A.                                                    25,070             87,451
   Nikas S.A.                                                            35,183            283,414
   Notos Com.Holdings S.A.                                               11,808             49,258
 * O. Daring Sain                                                        42,800             22,574
   Pantechniki S.A.                                                     139,965            342,270
 * Pegasus Publishing & Printing S.A.                                   164,020            495,469
 * Petzetakis S.A.                                                       88,200            265,376
 * Pilias S.A.                                                           85,279             42,935
 * Proodeftiki Technical Co.                                            164,900            168,019
 * Sanyo Hellas S.A.                                                    208,918            453,288
   Sarantis S.A.                                                        154,900            586,756
 * Sato S.A.                                                             93,160            113,907

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Selected Textile Industry Assoc. S.A.                                161,500    $       230,377
   Sfakianakis S.A.                                                      38,370            134,765
 * Sheet Steel S.A.                                                      77,100             59,150
 * Shelman                                                              155,548            279,689
   Spyroy Agricultural House S.A.                                       103,200            154,635
 * Stabilton S.A.                                                       221,900             21,280
   Strintzis Shipping Lines S.A.                                        414,176            660,322
   Technical Olympic S.A.                                               541,880          2,715,181
 * Technodomi M.Travlos Br. Com. &
     Constr. Co. S.A.                                                    23,730             17,921
   Terna Tourist Technical & Maritime
     S.A.                                                                33,100            295,203
 * Themeliodomi                                                         140,360            398,760
   Thrace Plastics Co. S.A.                                             174,600            249,064
 * Varvaressos S.A. European Spinning
     Mills                                                               36,350             78,433
   Veterin                                                               62,096            288,812
   Vioter S.A.                                                          150,645            252,815
 * Vis Container Manufacturing Co.                                       12,511             47,691
   Zampa S.A.                                                             1,750             24,754
                                                                                   ---------------
TOTAL -- GREECE
   (Cost $28,051,970)                                                                   32,015,642
                                                                                   ---------------
NETHERLANDS -- (2.4%)
COMMON STOCKS -- (2.4%)
 * Begemann Groep NV                                                     24,247            116,262
 * Begemann Groep NV Series B                                            44,600             31,009
 * Brunel International NV                                               22,100            144,380
   Buhrmann NV                                                          260,044          1,976,312
   Delft Instruments NV                                                   2,680             46,101
   Docdata NV                                                             7,400             31,845
*# Draka Holding NV                                                      67,000          1,209,537
 * Econosto NV                                                           23,804             38,522
   Gamma Holding NV                                                      58,811          2,442,762
   Gemeenschappeljk Bezit Crown
     van Gelder NV                                                       14,320            231,737
   Grontmij NV                                                            6,100            154,361
 # Hagemeyer NV                                                         210,449            580,222
   Heijmans NV                                                           34,300            709,255
 * Ispat International NV                                               163,245          1,134,978
 # KLM (Koninklijke Luchtvaart Mij)
     NV                                                                 133,819          2,115,836
   Kas Bank NV                                                           90,720          1,687,774
 * Kendrion NV                                                           13,922             68,924
 # Koninklijke Bam NV                                                    81,843          2,142,662
   Koninklijke Nedlloyd NV                                               63,175          2,093,919
 # Koninklijke Ten Cate NV                                               44,707          1,895,527
   Koninklijke Vopak NV                                                  96,886          1,742,094
   MacIntosh NV                                                          23,191            404,485
 * Maverix Capital NV                                                       900             40,996
 * New Skies Satellites NV                                              243,120          1,681,574
   Nutreco Holding NV                                                    19,168            522,730
   Roto Smeets de Boer NV                                                20,904            654,017
 * SNT Groep NV                                                          18,100            273,381
 * Samas-Groep NV, Zaandam                                               24,730            130,732
 * Seagull Holding NV                                                     2,000              4,267
 * Semiconductor Industries NV                                          108,700            800,050
   Smit Internationale NV                                                10,692            313,883
   Stork NV                                                              92,187          1,786,895
 * Textielgroep Twenthe NV                                                1,200              3,596
 * Tulip Computers NV                                                    38,643    $        12,507
   Twentsche Kabel Holding NV                                            22,000            498,430
   Univar NV                                                             19,493            309,609
   Van Der Mollen Holding NV                                             55,600            396,562
   Vedior NV                                                             47,622            720,992
 * Versatel Telecom International NV                                     31,200             63,580
 * Wegener Arcade NV                                                    108,300            912,648
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $22,228,904)                                                                   30,124,953
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Versatel Telecom International
     Warrants 10/08/04
     (Cost $308)                                                         31,200              5,984
                                                                                   ---------------
TOTAL -- NETHERLANDS
   (Cost $22,229,212)                                                                   30,130,937
                                                                                   ---------------
SPAIN -- (2.0%)
COMMON STOCKS -- (2.0%)
 * Amper SA                                                             101,200            464,621
*# Avanzit SA                                                            76,700            242,727
   CAF (Construcciones y Auxiliar de
     Ferrocarriles SA)                                                   11,875            861,209
 * Cie Automotive SA                                                     17,839            188,821
   Cortefiel SA                                                         383,700          3,242,652
 * Dogi International Fabrics SA                                         21,900             98,445
 * Ercros SA                                                            630,100            279,467
 * Espanola del Zinc SA                                                  28,400             51,406
   Europistas Concesionaria Espanola
     SA                                                                 232,238          1,383,595
   Funespana SA                                                          25,500            155,894
   Global Steel Wire SA                                                  73,031            126,939
   Grupo Empresarial Ence SA                                             82,280          1,666,865
*# Grupo Picking Pack SA                                              1,079,666            621,227
   Iberpapel Gestion SA                                                  35,573            652,426
   Inbesos SA                                                            16,000             63,484
   Inmobiliaria Colonial SA ICSA                                         79,400          1,701,796
   Inmobiliaria Urbis SA                                                288,600          2,629,235
 * LSB (La Seda de Barcelona SA)
     Series B                                                           101,500            220,224
 * Mecalux SA                                                            62,500            258,475
   Metrovacesa SA                                                        27,947            851,254
 * Nicolas Correa SA                                                      8,000             27,331
 # Obrascon Huarte Lain SA                                              365,700          2,340,915
 * Parques Reunidos SA                                                   74,900            558,459
   Pescanova SA                                                          40,556            621,792
   Sol Melia SA                                                         111,200            790,458
   Tavex Algodonera SA                                                   85,184            333,907
 * Tecnocom Telecomunicaciones y
     Energia SA                                                          35,910            192,417
   Tubacex SA                                                           482,310            826,764
   Unipapel SA                                                           58,862          1,056,273
 * Unipapel SA Shares Issue                                              11,772            211,247
 # Uralita SA                                                           224,280          1,965,293
   Vidrala SA, Alava                                                     10,880            155,071
   Viscofan Industria Navarra de
     Envolturas Celulosicas SA                                           24,102            201,943
                                                                                   ---------------
TOTAL -- SPAIN
   (Cost $14,033,978)                                                                   25,042,632
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
FINLAND -- (2.0%)
COMMON STOCKS -- (2.0%)
 * Amanda Capital Oyj                                                   120,395    $        25,978
   Amer-Yhtymae Oyj Series A                                             80,600          3,371,940
   Aspocomp Group P.L.C.                                                 38,850            479,676
   Bank of Aland, Ltd.                                                    5,700            133,922
 * Benefon Oy                                                            19,000              9,338
 * Efore Oy                                                               9,400             94,877
   Elcoteq Network Corp.                                                 23,700            471,602
 * Eq Online Oyj                                                         23,440             60,692
 * Evox Rifa Group Oyj                                                  120,395             20,205
   Finnair Oyj                                                          288,900          1,859,693
 # Fiskars Oy AB Series A                                                40,000            522,644
   HK Ruokatalo Oy Series A                                              72,800            580,327
 * Honkarakenne Oy Series B                                              15,900            114,358
   Huhtamaki Van Leer Oyj                                               178,400          1,971,720
   Ilkka-Yhtyma Oyj                                                       2,400             86,308
   Julius Tallberg-Kiinteistoet Oy,
     Helsinki Series B                                                   11,601            101,656
   Kemira Oyj                                                           123,100          1,350,201
   Laennen Tehtaat Oy                                                    12,500            175,463
   Lemminkainen Oy                                                       23,600            579,943
   Leo Longlife Oy                                                       15,600            175,781
   Metsaemarkka Oyj Series B                                              1,300             10,129
 * Okmetic Oyj                                                           61,975            260,018
   Okobank Class A                                                       77,340          1,640,029
   Olvi Oyj Series A                                                     15,000            258,745
 * Polar Real Estate Corp. Series K                                     660,800            609,930
 # Raisio Group P.L.C. Series V                                         476,248            770,702
 * Rautaruukki Oyj Series K                                             402,710          2,968,841
   Raute Oy Series A                                                     11,200            107,674
   Sponda Oyj                                                           197,028          1,523,376
 * Stonesoft Corp.                                                      210,298            171,421
   Tamfelt Oyj                                                            1,400             24,586
 * Tecnomen Holding Oyj                                                 213,197            314,344
   Tulikivi Oy                                                            5,900            197,605
   Turkistuottajat Oy                                                       500              4,495
 # Wartsila Corp. Oyj Series B                                          101,600          1,887,751
   Yit-Yhtymae Oyj                                                       53,100          1,693,150
 * Yomi Oyj                                                               9,200             39,591
                                                                                   ---------------
TOTAL -- FINLAND
   (Cost $15,106,408)                                                                   24,668,711
                                                                                   ---------------
NORWAY -- (1.6%)
COMMON STOCKS -- (1.6%)
   ABG Sundal Collier ASA                                                93,000             63,377
*# Aker Kvaerner ASA                                                    126,503          2,094,961
   Bonheur ASA                                                           37,055            809,151
 * C. Tybring-Gjedde ASA                                              1,630,200             59,728
 * Choice Hotel Scandinavia ASA                                          13,000             35,056
 * Crystal Production                                                        31                  1
 * DOF ASA                                                               30,000             56,277
 * Dale of Norway Holding ASA                                            18,200              8,535
   Den Norske Oljeselkapet                                              154,800            589,849
 * EDB Elektronisk Data Behandling
     ASA                                                                 75,000            425,372
   Farstad Shipping ASA                                                  65,000            547,744
*# Fjord Seafood ASA                                                  1,241,246            596,662
*# Fred Olsen Energy ASA                                                294,000          1,034,082
   Ganger Rolf ASA                                                       29,450            561,081
 * Gresvig ASA                                                           13,300    $        48,924
 * Hafslund ASA                                                          45,500            234,720
 * Home Invest ASA                                                        7,066              5,178
 * Kenor ASA                                                            146,433            131,337
   Kverneland ASA                                                        39,457            410,562
 * Merkantildata ASA                                                  1,286,200            923,637
 * Nera ASA                                                             660,611          1,403,817
*# Ocean Rig ASA                                                        168,549            279,127
   Odfjell ASA Series A                                                  88,474          1,737,469
*# Petroleum Geo-Services ASA
     (New)                                                               30,590          1,131,977
 * Petrolia Drilling ASA                                                 73,000                428
 * Raufoss Ammunisjonfabrikker ASA                                        3,100              1,045
 * SAS AB                                                                38,000            377,302
 * Scana Industrier ASA                                                  33,500              2,946
 * Sinvest ASA                                                          260,954              3,442
 # Smedvig ASA Series A                                                 281,900          1,900,420
 * Software Innovation ASA                                               47,062            141,391
   Solstad Offshore ASA                                                  60,600            368,568
 * Tandberg Data ASA                                                    107,700            295,157
*# Tandberg Storage ASA                                                 107,700             23,044
 * Tandberg Television ASA                                              209,900            876,706
   Veidekke ASA                                                           7,000             53,858
   Wilhelmshaven (Wilhelm), Ltd. ASA                                    120,700          3,095,579
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $16,696,594)                                                                   20,328,510
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $21,955)                                                                         22,965
                                                                                   ---------------
TOTAL -- NORWAY
   (Cost $16,718,549)                                                                   20,351,475
                                                                                   ---------------
DENMARK -- (1.6%)
COMMON STOCKS -- (1.6%)
   AS Dampskibsselsk Torm                                                36,570            860,247
   Aarhus Oliefabrik A.S. Aeries A                                        6,770            342,503
 * Alm. Brand A.S.                                                       35,055            756,833
   Amagerbanken A.S.                                                      4,226            415,341
   Ambu International A.S. Series B                                         608             63,674
   Amtssparekassen Fyn A.S.                                               4,181            470,872
 * Andersen & Martini Series B                                            3,500             12,124
 * Bording (F.E.) A.S. Series B                                             475             17,220
   Brodrene Hartmann A.S. Series B                                       13,560            286,205
 * Codan A.S.                                                            52,875          1,661,233
   DFDS A.S., Copenhagen                                                 10,520            305,094
   Dalhoff, Larsen & Hornemann
     A.S. Series B                                                        1,813             72,443
 * Danionics A.S. Series A                                               12,586             23,117
 * Denka Holding A.S.                                                       400             25,457
   DiskontoBanken A.S.                                                      976            172,191
   Djursland Bank                                                           473            116,981
   East Asiatic Co., Ltd.                                                46,252          1,766,137
   Egnsbank Han Herred                                                    3,181            187,069
*# FLS Industries                                                        72,186            773,428
 * Foras Holding A.S. Series A                                           19,779            183,239
   Forstaedernes Bank                                                     6,931            331,664
 * Genmab A.S.                                                           25,392            220,921
 * Gn Great Nordic A.S.                                                  48,710            309,214
   H&H International A.S. Series B                                          500             95,865

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Haandvaerkerbanken I Naestved                                            622    $       105,226
 * Harboes Bryggeri A.S.                                                    460             90,420
   Hedegaard (Peder P.) A.S.                                              1,406             95,483
   Hojgaard Holding A.S. Series B                                         7,075            170,987
 * Junckers (F.) Industrier A.S.                                          3,475             33,033
   Kompan A.S.                                                              310             34,213
   Lan & Spar Bank A.S.                                                   5,706            209,610
   Lokalbanken I Nordsjaelland A.S.                                         690            125,068
 * Migatronic Series B                                                    1,294             22,934
   Mons Bank A.S.                                                           424             43,380
 * Morso Bank                                                               240             28,035
 * NTR Holdings A.S.                                                      1,650             10,102
*# Neg Micon A.S.                                                        29,510            318,559
   Nordiske Kabel-Og Traadfabrikker
     Holding A.S.                                                        26,325            485,646
   Nordjyske Bank A.S.                                                    1,203            197,702
   Norresundby Bank                                                         439            135,096
   Ove Arkil Series B                                                       680             65,736
   Per Aarsleff A.S. Series B                                             2,240             67,128
   Ringkjobing Bank                                                       3,440            206,734
 * Ringkjobing Landbobank                                                 2,565            590,975
   Rockwool, Ltd.                                                        12,760            312,493
   Salling Bank                                                             500             40,280
   Sanistal A.S. Series B                                                 1,370             66,220
 * Scanbox Danmark A.S. Series B                                          3,400              1,057
   Scandinavian Brake Systems A.S.                                          510             20,953
   Schouw & Co. A.S.                                                     12,485            209,203
   Skaelskor Bank                                                           720             73,663
 * Skjern Bank A.S.                                                       1,530            103,535
 * Spaencom A.S.                                                            300             14,501
   Spar Nord Holding                                                     11,919            944,823
   Sparbank Vest A.S.                                                     2,374            416,920
   Sparekassen Faaborg A.S.                                               1,634            329,085
   Sydbank A.S.                                                          17,570          2,106,155
 * TK Development                                                        12,240             33,526
 * Topdanmark A.S.                                                       24,600          1,244,544
 * Torsana A.S. Series B                                                    200              2,256
   Totalbanken A.S.                                                         600             65,253
   Treka A.S.                                                            26,230            414,162
   VT Holdings Shares B                                                   4,200            177,972
   Vestfyns Bank                                                            500             44,710
   Vestjysk Bank A.S.                                                     1,942            518,149
 * Wessel & Vett Magasin du Nord
     A.S. Series C                                                        6,498            143,432
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $13,112,928)                                                                   19,788,031
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $152,135)                                                                       152,036
                                                                                   ---------------
TOTAL -- DENMARK
   (Cost $13,265,063)                                                                   19,940,067
                                                                                   ---------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
   Ackermans & Van Haaren SA                                              3,300             70,809
   Bekaert SA                                                            39,600          2,216,825
   CFE (Compagnie Francois
     d'Entreprises)                                                       2,996            721,867
   Cie Martime Belge SA                                                  43,100          2,552,252
   Cofinimmo SA                                                          15,405    $     1,990,673
 * Exmar NV                                                              29,600          1,188,655
   Floridienne NV                                                         1,900            110,463
   Immobel (Cie Immobiliere de
     Belgique SA)                                                        24,150            958,218
 * Integrated Production & Test
     Engineering NV                                                      28,600            116,564
*# Ion Beam Application SA                                              144,000            699,096
 * Ipso-Ilg SA                                                           27,200            195,632
   Nord-Sumatra Investissements SA                                          421             99,419
   Papeteries de Catala SA                                                  450             51,246
 * Quick Restaurants SA                                                  38,332            408,951
 * Quick Restaurants VVPR                                                27,380                328
   Recticel SA                                                           58,686            538,165
   Rosier SA                                                                200             22,224
 * Sait Radioholland                                                     11,000             68,567
   Sapec SA                                                               6,401            345,670
   Societe Belge Des Betons SA                                           12,520            459,246
 * Solvus SA                                                            146,000          1,795,641
   Spector Photo Group SA                                                11,701            167,614
 * Systemat SA                                                           36,500            165,826
 * Telindus Group SA                                                    177,900          1,539,687
 * Ubizen                                                               202,600            216,147
                                                                                   ---------------
TOTAL -- BELGIUM
   (Cost $13,560,408)                                                                   16,699,785
                                                                                   ---------------
NEW ZEALAND -- (1.2%)
COMMON STOCKS -- (1.2%)
 * AFFCO Holdings, Ltd.                                               2,642,860            388,418
   CDL Hotels NZ, Ltd.                                                1,706,000            436,050
   CDL Investments NZ, Ltd.                                             656,470            121,649
   Colonial Motor Co., Ltd.                                              77,580            140,788
 * Evergreen Forests, Ltd.                                              648,900            186,589
   Fisher & Paykel Apppliances
     Holdings, Ltd.                                                     131,412            317,412
   Fletcher Building, Ltd.                                              264,045            679,954
*# Fletcher Challenge Forests, Ltd.                                     907,160            759,367
   Hellaby Holdings, Ltd.                                               149,400            459,190
   Independent Newspapers, Ltd.
     (Auckland)                                                       1,456,541          4,681,526
 * Kingsgate International Corp., Ltd.                                1,021,800            156,702
 * Met Lifecare, Ltd.                                                   161,905            227,604
 * New Zealand Oil & Gas, Ltd.                                          308,137             70,883
   New Zealand Refining Co., Ltd.                                        12,100            126,493
 * Pan Pacific Petroleum NL                                             374,079             23,903
   Pyne Gould Guinness, Ltd.                                            246,048            196,529
 * Richina Pacific, Ltd.                                                704,552            153,070
 * Rubicon, Ltd.                                                      1,112,622            547,438
   Sanford, Ltd.                                                        323,500          1,103,856
   South Port New Zealand, Ltd.                                          71,088             65,866
   Steel & Tube Holdings, Ltd.                                          250,000            594,264
 * Tasman Farms                                                         228,576                  0
   Taylors Group, Ltd.                                                   42,000             59,848
   Tourism Holdings, Ltd.                                               478,921            437,620
*# Tower, Ltd.                                                        1,999,916          1,610,197
 * Trans Tasman Properties, Ltd.                                      2,902,740            667,740
   Williams & Kettle, Ltd.                                               45,022            139,241
   Wrightson, Ltd.                                                      480,700            417,744
                                                                                   ---------------
 TOTAL -- NEW ZEALAND
   (Cost $9,156,975)                                                                    14,769,941
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
AUSTRIA -- (1.1%)
COMMON STOCKS -- (1.1%)
   Allgemeine Sparkasse
     Baugesellschaft                                                        120    $        13,002
 * Austrian Airlines/Oesterreichische
     Luftverkehrs-Aktiengesellschaft                                    106,666            831,110
   BBAG Oesterreichische Brau-
     Beteiligungs AG                                                     20,882          3,091,173
   Bohler Uddeholm AG                                                    34,980          2,261,360
   Brau Union Goess-Reinighaus AG                                        23,900          3,629,321
   Constantia-Iso Holding AG                                             17,000            173,216
   Flughafen Wien AG                                                     37,104          1,578,950
   Frauenthal Holding AG                                                  1,308             26,655
 * General Partners Inmobilienbesitz
     AG                                                                   5,900             10,892
   Linz Textil Holding AG                                                   200             33,564
 * Rhi AG, Wien                                                          31,752            501,275
   Rosenbauer International AG                                            1,462             75,289
 * Va Technologie AG                                                     48,360          1,344,332
                                                                                   ---------------
TOTAL -- AUSTRIA
   (Cost $7,915,319)                                                                    13,570,139
                                                                                   ---------------
IRELAND -- (0.9%)
COMMON STOCKS -- (0.9%)
   Abbey P.L.C.                                                          82,403            632,182
 * Arcon International Resources
     P.L.C.                                                             441,600             22,233
 * Ardagh P.L.C.                                                         77,019             64,904
 * Barlo Group P.L.C.                                                   920,768            419,424
 * Dragon Oil P.L.C.                                                    555,000            306,034
   Greencore Group P.L.C.                                               167,534            612,523
   Heiton Holdings P.L.C.                                               211,378            937,521
   IFG Group P.L.C.                                                     307,277            353,607
 * Iona Technologies P.L.C.                                             146,143            674,463
   Irish Intercontental Group P.L.C.                                    100,000          1,210,712
   Jurys Hotel Group P.L.C.                                             335,613          4,063,306
 * Oakhill Group P.L.C.                                                  69,119             11,600
   Readymix P.L.C.                                                       80,250            177,966
   Ryan Hotels P.L.C.                                                   418,106            526,254
   Waterford Wedgwood P.L.C.                                          4,141,874          1,390,190
                                                                                   ---------------
TOTAL -- IRELAND
   (Cost $8,212,821)                                                                    11,402,919
                                                                                   ---------------
PORTUGAL -- (0.1%)
COMMON STOCKS -- (0.1%)
 * Corticeira Amorim Sociedad Gestora
     Participacoes Sociais SA                                           482,400            526,221
 * EFACEC (Empresa Fabril de
     Maquinas Electricas)                                                59,400            227,853
 * Investimentos Participacoes e Gestao
     SA Inapa                                                            86,636            273,132
 * Papelaria Fernandes-Industria
     e Comercia SA                                                        2,000              9,662
 * Sociedad Construcoes Soares da
     Costa SA                                                             3,000              6,905
 * Sonae Industria-Sociedade Gestora
     de Participacoes Sociais SA                                         18,110    $        50,365
                                                                                   ---------------
TOTAL -- PORTUGAL
   (Cost $970,187)                                                                       1,094,138
                                                                                   ---------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 * Euro Currency
     (Cost $1,061,121)                                                                   1,081,770
                                                                                   ---------------
CANADA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * Canadian Dollars
     (Cost $335,686)                                                                       410,614
                                                                                   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Promet Berhad                                                        201,000             15,339
 * Rekapacific Berhad                                                   130,000                  0
 * Saship Holdings Berhad                                               361,000             84,550
 * Wing Tiek Holdings Berhad                                             86,000             20,142
                                                                                   ---------------
TOTAL -- MALAYSIA
   (Cost $663,374)                                                                         120,031
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                    (000)
TEMPORARY CASH
  INVESTMENTS -- (15.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
     12/01/03 (Collateralized by $50,239,000 FNMA
     Discount Notes 1.10%, 01/09/04, valued at
     $50,176,201) to be repurchased at $49,437,378
     (Cost $49,434,000)                                         $        49,434         49,434,000
  Repurchase agreements in a Pooled
     Cash Account, Mizuho Securities USA, 1.05%, 12/01/03
     (Collateralized by $246,152,000 U.S. Treasury
     Obligations, rates ranging from 1.857% to 11.625%,
     maturities ranging from 02/15/04 to 05/15/30, valued at
     $140,811,416) to be repurchased at $140,823,737
     (Cost $140,811,416)^                                               140,811        140,811,416
TOTAL TEMPORARY CASH
  INVESTMENTS
   (Cost $190,245,416)                                                                 190,245,416
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,079,203,735)++                                                         $ 1,257,044,668
                                                                                   ===============

------
 + See Note B to Financial Statements.
 ^ Security purchased with cash proceeds from securities on loan
 * Non-Income Producing Securities
 # Total or Partial Securities on Loan
++ The cost for federal income tax purposes is $1,084,341,947.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                           EMERGING MARKETS PORTFOLIO

                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The Emerging Markets Series of The DFA Investment
   Trust Company                                                                            $     594,287,832
                                                                                            -----------------
      Total Investments (100%) (Cost $498,055,432)++                                        $     594,287,832
                                                                                            =================

----------
++The cost for federal income tax purposes is $498,852,706.

                      EMERGING MARKETS SMALL CAP PORTFOLIO

                                NOVEMBER 30, 2003

                                                                                                 VALUE+
                                                                                                 ------
Investment in The Emerging Markets Small Cap Series of The DFA Investment
   Trust Company                                                                            $      84,380,319
                                                                                            -----------------
      Total Investments (100%) (Cost $68,473,410)++                                         $      84,380,319
                                                                                            =================

----------
++The cost for federal income tax purposes is $68,689,030.

                       DFA ONE-YEAR FIXED INCOME PORTFOLIO

                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The DFA One-Year Fixed Income Series of The DFA Investment
   Trust Company                                                                            $   1,454,912,878
                                                                                            -----------------
      Total Investments (100%) (Cost $1,441,362,410)++                        144,050,780   $   1,454,912,878
                                                                                            =================

----------
++The cost for federal income tax purposes is $1,447,932,919.

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                NOVEMBER 30, 2003

                                                                                 SHARES          VALUE+
                                                                                 ------          ------
Investment in The DFA Two-Year Global Fixed Income Series of The DFA
   Investment Trust Company                                                                 $   1,195,198,109
                                                                                            -----------------
      Total Investments (100%) (Cost $1,182,924,901)++                        117,985,993   $   1,195,198,109
                                                                                            =================

----------
++The cost for federal income tax purposes is $1,191,361,800

----------
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                                    -----              ------
                                                                    (000)
AGENCY OBLIGATIONS -- (99.3%)
  Federal Farm Credit Bank
    3.650%, 12/03/07                                            $         7,760    $     7,845,065
    3.000%, 04/15/08                                                     67,550         66,150,769
    3.625%, 10/24/08                                                     83,000         82,741,953
  Federal Home Loan Bank
    5.925%, 04/09/08                                                     15,000         16,496,115
    2.625%, 07/15/08                                                     46,500         44,681,385
    3.000%, 07/28/08                                                      1,000            974,331
    5.945%, 07/28/08                                                      3,000          3,304,098
    3.750%, 08/15/08                                                     49,400         49,585,003
    5.500%, 08/15/08                                                     10,000         10,796,450
    5.800%, 09/02/08                                                     53,300         58,376,452
    5.865%, 09/02/08                                                      2,670          2,933,043
    3.625%, 11/14/08                                                      2,000          1,994,420
  Tennessee Valley Authority
    5.375%, 11/13/08                                                     47,360         50,975,510
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $400,056,170)                                                                 396,854,594
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.7%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.82%, 12/01/03 (Collateralized by $3,001,000 FMC
     Discount Notes 1.11%, 03/25/04, valued at $2,989,746)
     to be repurchased at $2,945,201 (Cost $2,945,000)                    2,945          2,945,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $403,001,170)++                                                           $   399,799,594
                                                                                   ===============

-------
  + See Note B to Financial Statements.
 ++ The cost for federal income tax purposes is $403,001,170.

                 See accompanying Notes to Financial Statements.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                     FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
UNITED STATES -- (99.3%)
BONDS -- (70.1%)
African Development Bank
     3.250%, 08/01/08                                           $        23,000    $    22,654,724
Bank Austria Creditanstalt AG
     5.375%, 12/28/07                                                    22,800         24,382,320
Bayerische Landesbank
     2.875%, 10/15/08                                                     7,600          7,274,044
Canadian Government
     5.250%, 11/05/08                                                    26,300         28,460,019
Chevron Texaco Capital Corp.
     3.375%, 02/15/08                                                    20,620         20,593,441
Citigroup, Inc.
     3.500%, 02/01/08                                                    26,050         25,978,258
Deutsche Bahn Finance NV
     4.500%, 07/25/07                                                     2,000          2,076,800
Eksportfinans ASA
     3.875%, 11/05/07                                                    21,000         21,411,600
European Investment Bank
     5.375%, 09/16/08                                                    24,200         26,149,552
Fifth Third Bank
     3.375%, 08/15/08                                                    21,035         20,791,541
General Electric Capital Corp.
     4.250%, 01/15/08                                                    22,050         22,662,307
Gillette Co.
     2.875%, 03/15/08                                                    21,300         20,857,109
Inter-American Development Bank
   Corporate Bonds
     3.375%, 03/17/08                                                    23,050         23,123,022
International Finance Corp.
     3.000%, 04/15/08                                                    23,500         23,025,559
KFW International Finance, Inc.
   Corporate Bonds
     3.375%, 01/23/08                                                    22,050         22,082,259
Landesbank Baden-Wuerttemberg
     5.750%, 02/25/08                                                    20,000         21,664,000
     3.000%, 09/30/08                                                    24,200         23,532,080
Landwirtschaft Rentenbank
     3.250%, 06/16/08                                                    17,500         17,172,295
     3.875%, 09/04/08                                                     6,300          6,333,163
Nippon Telegraph & Telephone Corp.
     6.000%, 03/25/08                                                    15,110         16,550,300
Ontario Hydro
     6.100%, 01/30/08                                                    14,600         16,078,922
Ontario Province Bond Corp.
     5.500%, 10/01/08                                                    26,520         28,633,246
Osterreich Postsparkas
     6.000%, 04/16/08                                                    17,150         18,852,995
Pfizer, Inc.
     6.000%, 01/15/08                                                     4,500          4,943,921
Proctor & Gamble Co.
     6.125%, 05/08/08                                                    24,400         26,822,920
Province of British Columbia
     5.375%, 10/29/08                                           $         7,670    $     8,251,194
Rabobank
     5.500%, 09/17/08                                                    25,000         26,952,700
Republic of Austria
     6.250%, 05/19/08                                                    17,657         19,802,326
Siemens Capital Co., Ltd.
     6.000%, 02/11/08                                                    24,200         26,355,421
Total Fina ELF Capital SA
     4.750%, 06/27/07                                                    18,300         19,227,810
Toyota Motor Credit Corp.
     2.875%, 08/01/08                                                    23,500         22,857,839
Wal-Mart Stores, Inc.
     3.375%, 10/01/08                                                    25,000         24,632,300
Wells Fargo & Co. Corporate Bonds
     3.500%, 04/04/08                                                    26,550         26,463,314
World Bank (International Bank for
   Reconstruction & Development)
   Corporate Bonds
     5.000%, 10/29/08                                                     4,260          4,530,382
                                                                                   ---------------
TOTAL BONDS
   (Cost $676,735,154)                                                                 671,179,683
                                                                                   ---------------
AGENCY OBLIGATIONS -- (29.2%)
Federal Farm Credit Bank
     3.000%, 04/15/08                                                    12,000         11,751,432
     3.625%, 10/24/08                                                    72,000         71,776,152
Federal Home Loan Bank
     2.750%, 03/14/08                                                     8,000          7,799,824
     2.625%, 07/15/08                                                    25,000         24,022,250
     5.800%, 09/02/08                                                    15,500         16,976,267
     3.625%, 11/14/08                                                    15,000         14,958,150
Federal Home Loan Mortgage
   Corporation
     2.750%, 03/15/08                                                    20,000         19,490,640
     5.750%, 04/15/08                                                    13,500         14,764,113
     3.625%, 09/15/08                                                    35,000         35,046,165
Federal National Mortgage Association
     6.000%, 05/15/08                                                    46,500         51,300,846
     3.250%, 08/15/08                                                    12,000         11,825,052
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $281,897,999)                                                                 279,710,891
                                                                                   ---------------
TOTAL -- UNITED STATES
   (Cost $958,633,153)                                                                 950,890,574
                                                                                   ---------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
   (Cost $5,364)                                                                             5,931
                                                                                   ---------------

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (0.7%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
     12/01/03 (Collateralized by $6,744,000 U.S. Treasury
     Notes 3.00%, 02/29/04, valued at $6,828,300) to be
     repurchased at $6,728,460
     (Cost $6,728,000)                                          $         6,728    $     6,728,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $965,366,517)++                                                           $   957,624,505
                                                                                   ===============

-------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $965,366,517.

                 See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                     FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
U.S. TREASURY OBLIGATIONS -- (34.6%)
U.S. Treasury Bonds
   11.250%, 02/15/15                                            $         5,000    $     7,974,025
   10.625%, 08/15/15                                                      6,000          9,301,638
    9.875%, 11/15/15                                                      6,000          8,906,016
    9.250%, 02/15/16                                                      9,000         12,847,850
    7.250%, 05/15/16                                                      6,000          7,439,532
    9.000%, 11/15/18                                                      2,200          3,151,671
U.S. Treasury Notes
    5.625%, 05/15/08                                                     11,000         12,115,466
    5.500%, 05/15/09                                                      5,000          5,525,390
    6.000%, 08/15/09                                                     10,000         11,260,550
    6.500%, 02/15/10                                                      4,000          4,620,468
    5.750%, 08/15/10                                                      3,600          4,011,610
    5.000%, 08/15/11                                                      5,500          5,852,561
    3.875%, 02/15/13                                                     10,300         10,014,340
    7.500%, 11/15/16                                                      4,000          5,059,532
                                                                                   ---------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $102,678,971)                                                                 108,080,649
                                                                                   ---------------
AGENCY OBLIGATIONS -- (64.5%)
Federal Farm Credit Bank
     6.400%, 10/09/07                                                     2,500          2,779,537
     6.000%, 01/07/08                                                     5,000          5,495,100
     6.450%, 10/07/09                                                     2,000          2,248,854
     7.160%, 05/19/10                                                     3,000          3,496,767
     6.700%, 11/22/10                                                     2,000          2,287,100
     6.135%, 12/13/10                                                     4,000          4,428,572
     5.750%, 01/18/11                                                     9,000          9,768,483
     6.000%, 03/07/11                                                     9,000          9,912,942
     6.740%, 04/11/11                                                     1,000          1,143,805
     6.260%, 12/02/11                                                     2,000          2,222,888
     6.280%, 11/26/12                                                     3,000          3,353,547
     8.160%, 09/30/14                                                     3,615          4,614,103
Federal Home Loan Bank
     6.370%, 09/26/07                                                     7,425          8,244,549
     6.200%, 10/10/07                                                     2,000          2,209,306
     5.895%, 01/14/08                                                     2,100          2,299,825
     6.030%, 01/30/08                                                     2,000          2,201,244
     7.000%, 02/15/08                                                     2,000          2,281,296
     5.905%, 03/27/08                                           $         4,000    $     4,386,776
     6.185%, 05/06/08                                                     1,000          1,110,302
     6.045%, 05/22/08                                                     1,000          1,104,863
     5.945%, 07/28/08                                                     6,000          6,608,196
     5.915%, 08/25/08                                                     3,000          3,300,687
     5.800%, 09/02/08                                                     3,000          3,285,729
     5.550%, 11/17/08                                                     5,000          5,420,530
     5.315%, 12/23/08                                                    10,000         10,731,600
     5.545%, 02/17/09                                                     3,000          3,251,010
     5.950%, 03/16/09                                                     5,550          6,123,149
     5.863%, 04/22/09                                                     9,000          9,890,820
     6.730%, 06/22/09                                                     2,500          2,857,958
     6.500%, 11/13/09                                                     9,000         10,172,745
     3.875%, 02/12/10                                                     3,000          2,956,410
     7.375%, 02/12/10                                                     2,080          2,451,494
     4.125%, 08/13/10                                                     9,000          8,925,597
     6.625%, 11/15/10                                                     1,000          1,139,035
     7.200%, 06/14/11                                                     3,000          3,540,033
     5.750%, 05/15/12                                                     6,500          7,038,941
     4.500%, 11/15/12                                                     8,000          7,937,416
Tennessee Valley Authority
     5.375%, 11/13/08                                                     8,000          8,610,728
     5.625%, 01/18/11                                                    11,000         11,849,365
     6.000%, 03/15/13                                                     9,000          9,876,978
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $186,220,631)                                                                 201,558,280
                                                                                   ---------------
TEMPORARY CASH
   INVESTMENTS -- (0.9%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
     12/01/03 (Collateralized by FMC Discount Notes
     1.11%, 03/25/04, valued at $2,789,500) to be
     repurchased at $2,748,188
     (Cost $2,748,000)
                                                                          2,748          2,748,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $291,647,602)++                                                           $   312,386,929
                                                                                   ===============

-------
  +  See Note B to Financial Statements.
 ++  The cost for federal income tax purposes is $291,647,602.

                 See accompanying Notes to Financial Statements.

                     DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                     FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
MUNICIPAL BONDS -- (65.8%)
Alabama -- (2.9%)
Alabama State Department of Dock
   Facilities Revenue Bonds
     6.000%, 10/01/08                                           $         1,000    $     1,154,490
Alabama Water Pollution Control
   Authority Revenue Bonds
     5.000%, 08/15/08                                                     2,160          2,390,213
Huntsville, Alabama General
   Obligations
     4.500%, 08/01/07                                                     1,000          1,080,090
Jefferson County, Alabama Series A
   General Obligations
     5.000%, 04/01/08                                                     1,300          1,430,858
                                                                                   ---------------
                                                                                         6,055,651
                                                                                   ---------------
Arizona -- (3.3%)
Arizona State Transportation Board
   Revenue Bonds
     5.250%, 07/01/08                                                     3,000          3,373,080
City of Scottsdale, Arizona General
   Obligations
     5.000%, 07/01/08                                                     2,250          2,500,357
Pima County, Arizona General
   Obligations
     5.100%, 07/01/07                                                     1,000          1,101,770
                                                                                   ---------------
                                                                                         6,975,207
                                                                                   ---------------
Colorado -- (1.0%)
Denver, Colorado City & County Special
   Facilities Airport Redevelopment
   Series A Revenue Bonds
     5.500%, 01/01/08                                                     1,000          1,100,470
Jefferson County, Colorado School
   District General Obligations
     5.500%, 12/15/06                                                     1,000          1,108,430
                                                                                   ---------------
                                                                                         2,208,900
                                                                                   ---------------
Delaware -- (1.0%)
Delaware Transportation Authority
   Series B Revenue Bonds
     5.250%, 07/01/07                                                     1,000          1,111,290
State of Delaware Series B General
   Obligations
     5.000%, 05/01/07                                                     1,000          1,098,430
                                                                                   ---------------
                                                                                         2,209,720
                                                                                   ---------------
Florida -- (2.1%)
Florida State Board of Education
   Series H General Obligations
     5.000%, 06/01/08                                                     2,000          2,221,400
Jacksonville, Florida Excise Taxes
   Revenue Bonds
     5.250%, 10/01/07                                                     1,000          1,116,030
Tallahassee, Florida Energy Systems
     2.750%, 10/01/05                                           $         1,000    $     1,023,720
                                                                                   ---------------
                                                                                         4,361,150
                                                                                   ---------------
Georgia -- (2.2%)
State of Georgia General Obligations
     5.250%, 08/01/07                                                     1,000          1,111,910
State of Georgia General Obligations
     5.750%, 09/01/07                                                     1,000          1,131,900
State of Georgia General Obligations
     6.700%, 08/01/08                                                     2,000          2,375,500
                                                                                   ---------------
                                                                                         4,619,310
                                                                                   ---------------
Hawaii -- (1.0%)
State of Hawaii General Obligations
     5.000%, 04/01/08                                                     2,000          2,204,780
                                                                                   ---------------
Illinois -- (4.6%)
Central Lake County, Illinois General
   Obligations
     6.000%, 02/01/08                                                     1,000          1,140,470
Chicago Metropolitan Water Reclamation
   District General Obligations
     5.500%, 12/01/08                                                     2,000          2,273,540
Chicago, Illinois Public Building
   Commission Revenue Bonds
     5.000%, 03/01/08                                                     1,000          1,103,040
Chicago, Illinois Tax Increment
     5.500%, 01/01/07                                                       970          1,069,309
Du Page, Cook & Will Counties
   Community College District
   General Obligations
     5.000%, 06/01/08                                                     2,175          2,403,049
Du Page, Illinois Water Commission
   General Obligations
     5.000%, 03/01/07                                                     1,000          1,089,810
 State of Illinios First Series
   General Obligations
     5.250%, 04/01/07                                                       600            660,624
                                                                                   ---------------
                                                                                         9,739,842
                                                                                   ---------------
Indiana -- (2.1%)
Indianapolis, Indiana Local Improvement
   Revenue Bonds
     6.500%, 01/01/08                                                     1,000          1,156,250
Ivy Technical State College
   Revenue Bonds
     5.000%, 07/01/08                                                     1,000          1,103,040
Logansport Multi-Purpose School
   Building Corp. Revenue Bonds
     4.250%, 07/05/08                                                     1,000          1,071,010
Valparaiso, Indiana School
   Building Corp.
     4.500%, 01/05/07                                                     1,000          1,073,260
                                                                                   ---------------
                                                                                         4,403,560
                                                                                   ---------------

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
Kansas -- (1.6%)
Johnson County, Kansas General
   Obligations
     5.250%, 09/01/07                                           $         1,000    $     1,109,780
Kansas State Development Finance
   Authority Revenue Bonds
     5.000%, 10/01/07                                                     1,000          1,103,380
Wyandotte County, Kansas City, Kansas
     5.000%, 09/01/07                                                     1,000          1,101,220
                                                                                   ---------------
                                                                                         3,314,380
                                                                                   ---------------
Kentucky -- (1.6%)
 Kentucky State Turnpike Authority
   Revenue Bonds
     5.500%, 07/01/08                                                     3,000          3,385,980
                                                                                   ---------------
Louisiana -- (1.9%)
Calcasieu Parish, Louisiana
   General Obligations
     4.600%, 08/15/06                                                       700            750,645
New Orleans, Louisana Certificates of
   Indebtedness General Obligations
     5.000%, 03/01/08                                                     1,000          1,103,040
Shreveport, Lousianna Series A
   Certificates of Indebtedness
     5.000%, 10/01/07                                                     1,000          1,102,220
St. Tammany Parish, Louisiana
     6.000%, 04/01/07                                                     1,000          1,122,970
                                                                                   ---------------
                                                                                         4,078,875
                                                                                   ---------------
Maryland -- (1.6%)
State of Maryland General Obligations
     5.000%, 07/15/08                                                     2,000          2,228,040
Washington Suburban Sanitation
   District General Obligations
     5.250%, 06/01/08                                                     1,000          1,122,210
                                                                                   ---------------
                                                                                         3,350,250
                                                                                   ---------------
Massachusetts -- (1.6%)
Boston, Massachusetts Series A
   General Obligations
     5.000%, 02/01/08                                                     1,000          1,103,180
State of Massachusetts Series C
   General Obligations
     5.250%, 12/01/07                                                     2,000          2,229,600
                                                                                   ---------------
                                                                                         3,332,780
                                                                                   ---------------
Michigan -- (4.2%)
Detroit, Michigan City School District
   Series B General Obligations
     4.500%, 05/01/08                                                     1,000          1,088,760
Fraser Public School District
   General Obligations
     5.150%, 05/01/08                                                     1,000          1,115,850
Michigan Municipal Bond Authority
   Revenue Bonds
     5.250%, 10/01/07                                                     1,000          1,117,200
Michigan Municipal Bond Authority
   Revenue Bonds
     5.250%, 10/01/08                                           $         3,000    $     3,386,640
Michigan State Comprehensive
   Transportation Series A
   Revenue Bonds
     5.750%, 05/15/07                                                     1,000          1,122,270
 Wayne County, Michigan Community
   College General Obligations
     5.000%, 07/01/07                                                     1,000          1,099,070
                                                                                   ---------------
                                                                                         8,929,790
                                                                                   ---------------
Minnesota -- (1.6%)
Metropolitan Council of Minneapolis
   and St. Paul General Obligations
     4.000%, 02/01/08                                                     1,200          1,278,492
State of Minnesota General Obligations
     6.000%, 08/01/05                                                     1,000          1,076,110
State of Minnesota General Obligations

     5.000%, 11/01/07                                                     1,000          1,109,520
                                                                                   ---------------
                                                                                         3,464,122
                                                                                   ---------------
Mississippi -- (0.5%)
Rankin County, Mississippi
   School District
     4.500%, 02/01/07                                                     1,000          1,074,280
                                                                                   ---------------
Missouri -- (1.6%)
State of Missouri General Obligations
     5.000%, 08/01/08                                                     3,000          3,342,390
                                                                                   ---------------
Nevada -- (1.1%)
Clark County, Nevada School District
   General Obligations
     5.500%, 06/15/07                                                     2,000          2,233,280
                                                                                   ---------------
New Hampshire -- (0.5%)
New Hampshire State Turnpike
   Systems Revenue Bonds
     5.000%, 10/01/06                                                     1,000          1,088,100
                                                                                   ---------------
New Jersey -- (0.5%)
New Jersey State Transportation Trust
   Fund Authority
     5.375%, 12/15/07                                                     1,000          1,121,460
                                                                                   ---------------
New Mexico -- (0.8%)
New Mexico State Severance Tax Series
     5.000%, 07/01/07                                                       550            603,691
New Mexico State Severance Tax Series
     5.000%, 07/01/07                                                     1,000          1,097,260
                                                                                   ---------------
                                                                                         1,700,951
                                                                                   ---------------
New York -- (1.1%)
Long Island Power Authority Series A
   Revenue Bonds
     5.250%, 12/01/05                                                     1,000          1,074,850
Municipal Assistance Corp. for the
   City of New York
     6.000%, 07/01/07                                                     1,000          1,135,580
                                                                                   ---------------
                                                                                         2,210,430
                                                                                   ---------------

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
North Carolina -- (1.1%)
North Carolina State Public
   Improvements General Obligations
     5.500%, 03/01/08                                           $         1,000    $     1,127,840
University of North Carolina
   Revenue Bonds
     5.000%, 04/01/08                                                     1,000          1,111,960
                                                                                   ---------------
                                                                                         2,239,800
                                                                                   ---------------
Ohio -- (3.7%)
Franklin County, Ohio
   General Obligations
     5.500%, 12/01/07                                                     1,000          1,130,440
Ohio State Building Authority
   Revenue Bonds
     5.500%, 10/01/08                                                     1,500          1,709,595
Ohio State Higher Education Capital
   Facilities Series II Revenue Bonds
     5.250%, 12/01/06                                                     1,000          1,100,750
Ohio State Water Development Authority
   Revenue Bonds
     5.000%, 06/01/08                                                     2,500          2,780,150
State of Ohio Highway Improvement
   General Obligations
     5.500%, 05/01/07                                                     1,000          1,111,690
                                                                                   ---------------
                                                                                         7,832,625
                                                                                   ---------------
Oklahoma -- (2.2%)
Grand River Dam Authority of Oklahoma
   Revenue Bonds
     5.750%, 06/01/08                                                     4,000          4,538,920
                                                                                   ---------------
Oregon -- (1.5%)
Oregon State Department of
   Administrative Services
   Revenue Bonds
     5.250%, 04/01/08                                                     2,000          2,235,660
Oregon State Department of
   Transportation Revenue Bonds
     5.000%, 11/15/06                                                       900            983,457
                                                                                   ---------------
                                                                                         3,219,117
                                                                                   ---------------
Pennsylvania -- (2.7%)
Allegheny County, Pennsylvania
   Sanitation Authority
     5.000%, 12/01/07                                                     1,000          1,110,150
Berks County, Pennsylvania
   General Obligations
     6.350%, 11/15/07                                                     1,500          1,739,805
Pennsylvania Intergovernmental
   Cooperative Authority Special Tax
     5.000%, 06/15/08                                                     1,000          1,110,250
Pittsburgh, Pennsylvania School District
   General Obligations
     5.000%, 09/01/07                                                     1,000          1,103,490
 State of Pennsylvania
   General Obligations
     5.000%, 01/15/07                                                       650            708,149
                                                                                   ---------------
                                                                                         5,771,844
                                                                                   ---------------
South Carolina -- (0.5%)
Piedmont Municipal Power Agency
   Electric Revenue Bonds Series 1985B
     6.125%, 01/01/07                                           $         1,000    $     1,119,020
                                                                                   ---------------
Tennessee -- (2.6%)
Knox County, Tennessee
   General Obligations
     4.500%, 04/01/08                                                     2,000          2,167,400
Metro Government Nashville & Davidson
   Counties General Obligations
     5.250%, 10/15/07                                                     1,000          1,112,830
Metro Government Nashville & Davidson
   Counties General Obligations
     5.000%, 11/15/08                                                     2,000          2,232,860
                                                                                   ---------------
                                                                                         5,513,090
                                                                                   ---------------
Texas -- (4.9%)
Austin, Texas Electric Utility Systems
   Revenue Bonds
     5.000%, 11/15/05                                                     1,000          1,067,210
Dallas Fort Worth, Texas International
   Airport Revenue Bonds
     5.500%, 11/01/07                                                     1,000          1,110,310
Dallas, Texas Waterworks & Sewer
   System Revenue Bonds
     5.250%, 10/01/08                                                     3,000          3,369,150
Lower Colorado River Authority
   Revenue Bonds
     5.250%, 05/15/08                                                     1,000          1,116,550
San Antonio, Texas General
   Improvement General Obligations
     5.000%, 08/01/07                                                     1,000          1,100,910
Trinity River Authority Texas Regional
   Wastewater System Revenue Bond
     5.500%, 08/01/08                                                     2,200          2,486,902
                                                                                   ---------------
                                                                                        10,251,032
                                                                                   ---------------
Utah -- (2.6%)
Salt Lake City, Utah General Obligations
     5.250%, 06/15/07                                                     1,000          1,106,360
State of Utah General Obligations
     4.000%, 07/01/08                                                     3,000          3,205,800
Utah State Board of Regents
   Revenue Bonds
     5.250%, 04/01/08                                                     1,000          1,113,460
                                                                                   ---------------
                                                                                         5,425,620
                                                                                   ---------------
Vermont -- (0.5%)
Vermont Public Power Supply Authority
     4.000%, 07/01/07                                                     1,000          1,063,010
                                                                                   ---------------
Virginia -- (0.5%)
Richmond, Virginia General Obligations
     5.000%, 07/15/07                                                     1,000          1,101,940
                                                                                   ---------------
Washington -- (2.1%)
King County, Washington Sewer
   Revenue Bonds
     5.250%, 01/01/08                                                     2,000          2,218,440

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
Seattle, Washington Drain & Wastewater
   Revenue Bonds
     4.000%, 07/01/08                                           $         1,000    $     1,063,680
State of Washington General Obligations
     5.500%, 09/01/07                                                     1,000          1,118,220
                                                                                   ---------------
                                                                                         4,400,340
                                                                                   ---------------
Wisconsin -- (0.5%)
Muskego Norway, Wisconsin School
   General Obligations
     5.000%, 04/01/07                                                     1,000          1,092,370
                                                                                   ---------------
TOTAL MUNICIPAL BONDS
   (Cost $137,923,078)                                                                 138,973,916
                                                                                   ---------------
TAX EXEMPT COMMERCIAL
   PAPER -- (33.4%)
Arizona -- (0.5%)
City of Mesa, Arizona Municipal
   Development
     1.000%, 12/02/03                                                     1,000          1,000,000
                                                                                   ---------------
Connecticut -- (0.5%)
State of Connecticut Health Education
     1.000%, 12/12/03                                                     1,000          1,000,000
                                                                                   ---------------
Florida -- (2.8%)
City of Gainesville, Florida
     0.970%, 12/22/03                                                     3,000          3,000,000
Miami-Dade County, Florida Airport
     1.020%, 12/03/03                                                     2,005          2,005,000
Sunshine State Government Finance
     1.120%, 12/19/03                                                     1,000          1,000,000
                                                                                   ---------------
                                                                                         6,005,000
                                                                                   ---------------
Georgia -- (2.1%)
Burke County, Georgia
   Development Authority
     1.120%, 12/11/03                                                     3,000              3,000
Burke County, Georgia
   Development Authority
     1.120%, 12/29/03                                                     1,500          1,500,000
                                                                                   ---------------
Louisiana -- (1.7%)
Louisiana Public Facility Authority
     0.980%, 12/03/03                                                     3,600          3,600,000
                                                                                   ---------------
Maryland -- (2.6%)
Maryland Health & Higher Education
     0.970%, 12/03/03                                                     1,000          1,000,000
Maryland Health & Higher Education
     1.100%, 12/09/03                                                     1,000          1,000,000
Montgomery, Maryland
   General Obligations
     1.000%, 12/05/03                                                     1,500          1,500,000
Montgomery, Maryland
   General Obligations
     1.050%, 12/05/03                                                     2,000          2,000,000
                                                                                   ---------------
                                                                                         5,500,000
                                                                                   ---------------
Massachusetts -- (1.9%)
Harvard University
     1.100%, 12/04/03                                                     2,100          2,100,000
Massachusetts Water Resource Authority
     1.000%, 12/17/03                                           $         2,000    $     2,000,000
                                                                                   ---------------
                                                                                         4,100,000
                                                                                   ---------------
Nebraska -- (1.4%)
Omaha Public Power District
     1.000%, 12/15/03                                                     2,000          2,000,000
Omaha Public Power District
     1.080%, 12/23/03                                                     1,000          1,000,000
                                                                                   ---------------
                                                                                         3,000,000
                                                                                   ---------------
New Jersey -- (1.2%)
Princeton University
     1.000%, 12/08/03                                                     1,000          1,000,000
 Princeton University
     1.030%, 01/05/04                                                     1,500          1,500,000
                                                                                   ---------------
                                                                                         2,500,000
                                                                                   ---------------
New York -- (1.4%)
Dormitory Authority of New York
     1.120%, 12/15/03                                                     3,000          3,000,000
                                                                                   ---------------
South Carolina -- (1.7%)
South Carolina Public Services Authority
     1.000%, 12/01/03                                                     1,500          1,500,000
South Carolina Public Services Authority
     1.120%, 12/15/03                                                     2,000          2,000,000
                                                                                   ---------------
                                                                                         3,500,000
                                                                                   ---------------
Tennessee -- (2.1%)
Tennessee State School Board Authority
     1.100%, 12/01/03                                                     3,000          3,000,000
Tennessee State School Board Authority
     1.120%, 12/04/03                                                     1,500          1,500,000
                                                                                   ---------------
                                                                                         4,500,000
                                                                                   ---------------
Texas -- (8.9%)
City of San Antonio, Texas
     1.100%, 12/08/03                                                     2,000          2,000,000
Dallas Area Rapid Transit
     1.120%, 12/16/03                                                     1,000          1,000,000
Harris County, Texas General Obligations
     1.000%, 12/05/03                                                     3,000          3,000,000
Houston, Texas General Obligations
     1.080%, 12/10/03                                                     2,000          2,000,000
Houston, Texas Public Improvement
   General Obligations
     5.500%, 03/01/06                                                       500            541,305
Plano, Texas Health Facility
     1.050%, 12/09/03                                                     2,000          2,000,000
Texas Municipal Power Agency
     1.030%, 12/03/03                                                     2,800          2,800,000
Texas Municipal Power Agency
     1.050%, 12/09/03                                                     2,000          2,000,000
University of Texas Board of Regents
     1.000%, 12/02/03                                                     3,465          3,465,000
                                                                                   ---------------
                                                                                        18,806,305
                                                                                   ---------------

                                                                    FACE
                                                                    AMOUNT             VALUE+
                                                                    ------             ------
                                                                    (000)
Utah -- (1.9%)
   Intermountain Power Agency
     1.000%, 12/04/03                                           $         2,000    $     2,000,000
   Intermountain Power Agency
     1.060%, 12/09/03                                                     2,000          2,000,000
                                                                                   ---------------
                                                                                         4,000,000
                                                                                   ---------------
Virginia -- (0.5%)
   Ida of The City of Norfolk, Virginia
     0.900%, 12/02/03                                                     1,000          1,000,000
                                                                                   ---------------
Washington -- (1.0%)
   City of Tacoma, Washington BANS
     1.050%, 01/15/04                                                     2,000          2,000,000
                                                                                   ---------------
Wisconsin -- (1.2%)
   State of Wisconsin General Obligations
     1.100%, 12/01/03                                                     1,000          1,000,000
   State of Wisconsin General Obligations
     1.100%, 12/01/03                                                       500            500,000
   State of Wisconsin General Obligations
     5.000%, 05/01/07                                                     1,000          1,093,130
                                                                                   ---------------
                                                                                         2,593,130
                                                                                   ---------------
TOTAL TAX EXEMPT COMMERCIAL PAPER
   (Cost $70,576,359)                                                                   70,604,435
                                                                                   ---------------

                                                                         SHARES
                                                                         ------
TEMPORARY CASH INVESTMENTS -- (0.8%)
* Wilmington Tax Exempt Portfolio -- Investor Shares
   (Cost $1,621,980)                                                      1,622          1,621,980
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $210,121,417)++                                                           $   211,200,331
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $210,121,417.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                          U.S.            ENHANCED            U.S.              U.S.
                                                          LARGE          U.S. LARGE         LARGE CAP         SMALL XM
                                                         COMPANY           COMPANY            VALUE             VALUE
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value                                 $     1,017,311   $       141,500   $     1,709,688   $        96,924
Receivables:
   Fund Shares Sold                                            1,518               175             1,508                 5
Prepaid Expenses and Other Assets                                 25                13                13                20
                                                     ---------------   ---------------   ---------------   ---------------
    Total Assets                                           1,018,854           141,688         1,711,209            96,949
                                                     ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                               973                 2               835                 5
   Fund Shares Redeemed                                          545               173               673                --
   Due to Advisor                                                 19                17               208                16
Accrued Expenses and Other Liabilities                            52                 7                65                 4
                                                     ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                          1,589               199             1,781                25
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $     1,017,265   $       141,489   $     1,709,428   $        96,924
                                                     ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                         32,642,489        16,799,425       105,912,176         6,403,462
                                                     ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                   $         31.16   $          8.42   $         16.14   $         15.14
                                                     ===============   ===============   ===============   ===============
Investments at Cost                                  $       869,337   $       135,596   $     1,458,441   $        77,069
                                                     ===============   ===============   ===============   ===============

                                                           U.S.             U.S.              U.S.               DFA
                                                        SMALL CAP           SMALL             MICRO          REAL ESTATE
                                                          VALUE              CAP               CAP           SECURITIES
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $0, $0, $0, and
   $2,269 of securities on loan, respectively)       $     4,210,828   $     1,134,357   $     2,623,763   $       785,851
Receivables:
   Investment Securities Sold                                  7,951                --                --                --
   Dividends, Interest, and Tax Reclaims                          --                --                --               874
   Fund Shares Sold                                            6,042             1,614             3,062               984
Prepaid Expenses and Other Assets                                 44                --                 7                24
                                                     ---------------   ---------------   ---------------   ---------------
    Total Assets                                           4,224,865         1,135,971         2,626,832           787,733
                                                     ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                --                --                --             2,328
   Investment Securities Purchased                             2,725             1,339             2,389             1,611
   Fund Shares Redeemed                                       11,268               275               673               108
   Due to Advisor                                              1,028               291               847               189
Accrued Expenses and Other Liabilities                            97                39                76                92
                                                     ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                         15,118             1,944             3,985             4,328
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $     4,209,747   $     1,134,027   $     2,622,847   $       783,405
                                                     ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                        181,011,556        68,656,171       196,635,727        41,675,922
                                                     ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                   $         23.26   $         16.52   $         13.34   $         18.80
                                                     ===============   ===============   ===============   ===============
Investments at Cost                                  $     2,914,328   $       906,933   $     1,719,471   $       619,688
                                                     ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                        INTERNATIONAL       JAPANESE         PACIFIC RIM
                                                        LARGE CAP           SMALL             SMALL             SMALL
                                                      INTERNATIONAL        COMPANY           COMPANY           COMPANY
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $22,960, $0, $0,
   and $0 of securities on loan, respectively)       $       527,086   $       909,196   $        22,720   $        20,380
Cash                                                              16                16                --                --
Receivables:
   Dividends, Interest, and Tax Reclaims                       1,187                --                --                --
   Securities Lending                                              8                --                --                --
   Fund Shares Sold                                              589             1,156                --                --
Prepaid Expenses and Other Assets                                 11                20                 2                 5
                                                     ---------------   ---------------   ---------------   ---------------
    Total Assets                                             528,897           910,388            22,722            20,385
                                                     ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                            24,311                --                --                --
   Investment Securities Purchased                               140                --                --                --
   Fund Shares Redeemed                                          132               171                --                --
   Due to Advisor                                                102               298                 2                 4
Accrued Expenses and Other Liabilities                            89                32                 7                 3
                                                     ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                         24,774               501                 9                 7
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $       504,123   $       909,887   $        22,713   $        20,378
                                                     ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                         34,404,746        82,731,629         2,102,538         1,684,064
                                                     ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                   $         14.65   $         11.00   $         10.80   $         12.10
                                                     ===============   ===============   ===============   ===============
Investments at Cost                                  $       531,254   $       759,747   $       152,403   $        52,110
                                                     ===============   ===============   ===============   ===============

                                                                                               DFA
                                                         UNITED          CONTINENTAL      INTERNATIONAL
                                                         KINGDOM            SMALL           SMALL CAP         EMERGING
                                                      SMALL COMPANY        COMPANY            VALUE            MARKETS
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $0, $0, $131,027,
   and $0 of securities on loan, respectively)       $        12,212   $        24,375   $     1,257,045   $       594,288
Cash                                                              --                --                15                --
Receivables:
   Investment Securities Sold                                     --                --               139                --
   Dividends, Interest, and Tax Reclaims                          --                --             2,416                --
   Securities Lending                                             --                --               101                --
   Fund Shares Sold                                               22                --             2,310               744
Prepaid Expenses and Other Assets                                  1                 7                 9                11
                                                     ---------------   ---------------   ---------------   ---------------
    Total Assets                                              12,235            24,382         1,262,035           595,043
                                                     ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                --                --           140,811                --
   Investment Securities Purchased                                22                --            24,518               610
   Fund Shares Redeemed                                           --                --               277               134
   Due to Advisor                                                  1                --               525               197
Accrued Expenses and Other Liabilities                             3                 6               207                26
                                                     ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                             26                 6           166,338               967
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $        12,209   $        24,376   $     1,095,697   $       594,076
                                                     ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                            633,981         1,934,129        95,075,452        50,046,569
                                                     ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                   $         19.26   $         12.60   $         11.52   $         11.87
                                                     ===============   ===============   ===============   ===============
Investments at Cost                                  $         8,000   $        16,535   $     1,079,204   $       498,055
                                                     ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                                               DFA
                                                        EMERGING             DFA            TWO-YEAR             DFA
                                                         MARKETS          ONE-YEAR           GLOBAL           FIVE-YEAR
                                                        SMALL CAP       FIXED INCOME      FIXED INCOME       GOVERNMENT
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value                                 $        84,380   $     1,454,913   $     1,195,198   $       399,800
Cash                                                              --                --                --                 1
Receivables:
   Interest                                                       --                --                --             3,096
   Fund Shares Sold                                              196             1,785             1,861               488
Prepaid Expenses and Other Assets                                 11                12                22                15
                                                     ---------------   ---------------   ---------------   ---------------
    Total Assets                                              84,587         1,456,710         1,197,081           403,400
                                                     ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                               182                43             1,364                --
   Fund Shares Redeemed                                           14             1,742               496               305
   Due to Advisor                                                 31               120                98                67
Accrued Expenses and Other Liabilities                             7                69                51                36
                                                     ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                            234             1,974             2,009               408
                                                     ---------------   ---------------   ---------------   ---------------
NET ASSETS                                           $        84,353   $     1,454,736   $     1,195,072   $       402,992
                                                     ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                          9,655,414       141,240,041       118,597,696        36,269,134
                                                     ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                   $          8.74   $         10.30   $         10.08   $         11.11
                                                     ===============   ===============   ===============   ===============
Investments at Cost                                  $        68,473   $     1,441,362   $     1,182,925   $       403,001
                                                     ===============   ===============   ===============   ===============

                                                                             DFA               DFA
                                                                          FIVE-YEAR       INTERMEDIATE           DFA
                                                                           GLOBAL          GOVERNMENT        SHORT-TERM
                                                                        FIXED INCOME      FIXED INCOME     MUNICIPAL BOND
                                                                          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                       ---------------   ---------------   ---------------
ASSETS:
Investments at Value                                                   $       957,625   $       312,387   $       211,200
Cash                                                                                15                 1                --
Receivables:
   Dividends, Interest, and Tax Reclaims                                        11,322             3,663             2,122
   Fund Shares Sold                                                              1,182               211                85
Prepaid Expenses and Other Assets                                                   26                25                34
                                                                       ---------------   ---------------   ---------------
    Total Assets                                                               970,170           316,287           213,441
                                                                       ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Fund Shares Redeemed                                                            434                 2                --
   Due to Advisor                                                                  199                26                21
Accrued Expenses and Other Liabilities                                              98                25                31
                                                                       ---------------   ---------------   ---------------
    Total Liabilities                                                              731                53                52
                                                                       ---------------   ---------------   ---------------
NET ASSETS                                                             $       969,439   $       316,234   $       213,389
                                                                       ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                                           88,743,289        26,049,842        21,056,919
                                                                       ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                     $         10.92   $         12.14   $         10.13
                                                                       ===============   ===============   ===============
Investments at Cost                                                    $       965,367   $       291,648   $       210,121
                                                                       ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

                                                          U.S.            ENHANCED            U.S.              U.S.
                                                          LARGE          U.S. LARGE         LARGE CAP         SMALL XM
                                                         COMPANY           COMPANY            VALUE             VALUE
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME
   Income Distributions Received from
     The DFA Investment Trust Company                             --   $         1,810   $        21,376   $           517
   Dividends                                         $        14,366                --                --                --
   Interest                                                      191                --                --                --
   Income from Securities Lending                                107                --                --                --
   Expenses Allocated from Master Fund                          (445)               --                --                --
                                                     ---------------   ---------------   ---------------   ---------------
        Total Investment Income                               14,219             1,810            21,376               517
                                                     ---------------   ---------------   ---------------   ---------------
EXPENSES
   Administrative Services                                     1,744               181             1,974               207
   Accounting & Transfer Agent Fees                              197                13                52                13
   Legal Fees                                                     16                 1                20                 2
   Audit Fees                                                      4                 1                 4                 1
   Filing Fees                                                    37                17                45                18
   Shareholders' Reports                                          41                 3                53                 1
   Directors' Fees and Expenses                                   13                 2                19                --
   Other                                                           4                --                 2                 1
                                                     ---------------   ---------------   ---------------   ---------------
        Total Expenses                                         2,056               218             2,169               243
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by Advisor              (1,283)               --                --                (5)
                                                     ---------------   ---------------   ---------------   ---------------
   Net Expenses                                                  773               218             2,169               238
                                                     ---------------   ---------------   ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                               13,446             1,592            19,207               279
                                                     ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
   Capital Gain Distributions Received from
     The DFA Investment Trust Company                             --                --                --             6,234
   Net Realized Gain (Loss) on Investment
     Securities Sold                                         (31,857)          (14,118)          (11,022)             (571)
   Net Realized Gain (Loss) on Futures                         3,693                --                --                --
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities                                   133,557            31,567           260,888            19,021
     Futures                                                    (840)               --                --                --
                                                     ---------------   ---------------   ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                  104,553            17,449           249,866            24,684
                                                     ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $       117,999   $        19,041   $       269,073   $        24,963
                                                     ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                           U.S.             U.S.              U.S.               DFA
                                                        SMALL CAP           SMALL             MICRO          REAL ESTATE
                                                          VALUE              CAP               CAP           SECURITIES
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME
   Income Distributions Received from
     The DFA Investment Trust Company                $        24,422   $         6,747   $        12,774                --
   Dividends                                                      --                --                --   $        25,052
   Interest                                                       --                --                --               106
   Income from Securities Lending                                 --                --                --                21
                                                     ---------------   ---------------   ---------------   ---------------
        Total Investment Income                               24,422             6,747            12,774            25,179
                                                     ---------------   ---------------   ---------------   ---------------
EXPENSES
   Investment Advisory Services                                   --                --                --             1,640
   Administrative Services                                     9,508             2,533             7,739                --
   Accounting & Transfer Agent Fees                               66                31                38               429
   Custodian Fees                                                 --                --                --                52
   Legal Fees                                                     67                15                 2                11
   Audit Fees                                                      9                 4                 3                42
   Filing Fees                                                    47                53                35                49
   Shareholders' Reports                                         117                21                42                24
   Directors' Fees and Expenses                                   46                10                 4                 9
   Other                                                           2                 2                 1                 6
                                                     ---------------   ---------------   ---------------   ---------------
        Total Expenses                                         9,862             2,669             7,864             2,262
                                                     ---------------   ---------------   ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                               14,560             4,078             4,910            22,917
                                                     ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
   Capital Gain Distributions Received from
     The DFA Investment Trust Company                        217,230                --            22,183                --
   Net Realized Gain (Loss) on Investment
     Securities Sold                                         (35,531)           (9,794)            2,669             6,763
   Change in Unrealized Appreciation
     (Depreciation) of Investment Securities               1,099,617           303,474           843,705           136,132
                                                     ---------------   ---------------   ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                1,281,316           293,680           868,557           142,895
                                                     ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                 $     1,295,876   $       297,758   $       873,467   $       165,812
                                                     ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                          LARGE         INTERNATIONAL       JAPANESE         PACIFIC RIM
                                                           CAP              SMALL             SMALL             SMALL
                                                      INTERNATIONAL        COMPANY           COMPANY           COMPANY
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $754, $1,642, $59, and $32, respectively)    $         9,336   $        15,561   $           513   $           995
   Interest                                                      121               299                 8                 8
   Income from Securities Lending                                252             1,152                98                27
   Expenses Allocated from Master Funds                           --            (1,841)              (86)              (88)
                                                     ---------------   ---------------   ---------------   ---------------
        Total Investment Income                                9,709            15,171               533               942
                                                     ---------------   ---------------   ---------------   ---------------
EXPENSES
   Investment Advisory Services                                  958                --                --                --
   Administrative Services                                        --             2,535               129               113
   Accounting & Transfer Agent Fees                              441                35                32                32
   Custodian Fees                                                162                --                --                --
   Legal Fees                                                      5                15                 1                 1
   Audit Fees                                                     23                 3                 1                 1
   Filing Fees                                                    32                34                17                13
   Shareholders' Reports                                          20                32                 1                 1
   Directors' Fees and Expenses                                    6                11                 1                 1
   Other                                                           4                --                 1                --
                                                     ---------------   ---------------   ---------------   ---------------
        Total Expenses                                         1,651             2,665               183               162
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by Advisor                  --                --               (31)              (29)
                                                     ---------------   ---------------   ---------------   ---------------
   Net Expenses                                                1,651             2,665               152               133
                                                     ---------------   ---------------   ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                                8,058            12,506               381               809
                                                     ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                              --            10,185           (19,891)           (6,175)
   Net Realized Gain (Loss) on
     Foreign Currency Transactions                                99               309                 7                 6
   Change in Unrealized Appreciation
     (Depreciation) of Investment Securities and
     Foreign Currency                                         81,602           249,662            30,910            15,862
   Translation of Foreign Currency Denominated
     Amounts                                                      21               102                --                 1
                                                     ---------------   ---------------   ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                         81,722           260,258            11,026             9,694
                                                     ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                 $        89,780   $       272,764   $        11,407   $        10,503
                                                     ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                                              DFA
                                                         UNITED          CONTINENTAL      INTERNATIONAL
                                                         KINGDOM            SMALL           SMALL CAP         EMERGING
                                                      SMALL COMPANY        COMPANY            VALUE            MARKETS
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $60, $113, $1,921 and $1,687, respectively)     $           594   $           792   $        17,789   $        10,470
   Interest                                                        5                32               342               156
   Income from Securities Lending                                 --                56             1,213                --
   Expenses Allocated from Master Fund                           (44)              (91)               --            (1,402)
                                                     ---------------   ---------------   ---------------   ---------------
        Total Investment Income                                  555               789            19,344             9,224
                                                     ---------------   ---------------   ---------------   ---------------
EXPENSES
   Investment Advisory Services                                   --                --             4,913                --
   Administrative Services                                        67               124                --             1,656
   Accounting & Transfer Agent Fees                               32                32               655                67
   Custodian Fees                                                 --                --               399                --
   Legal Fees                                                      1                 2                20                10
   Audit Fees                                                      1                 1                53                 2
   Filing Fees                                                    15                19                38                31
   Shareholders' Reports                                           1                 1                30                29
   Directors' Fees and Expenses                                   --                 1                11                 7
   Other                                                           1                 1                 4                 1
                                                     ---------------   ---------------   ---------------   ---------------
        Total Expenses                                           118               181             6,123             1,803
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by Advisor                 (39)              (35)               --                --
                                                     ---------------   ---------------   ---------------   ---------------
   Net Expenses                                                   79               146             6,123             1,803
                                                     ---------------   ---------------   ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                                  476               643            13,221             7,421
                                                     ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                            (102)            3,377            10,593            (5,984)
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                                         3                76               438              (276)
   Change in Unrealized Appreciation
     (Depreciation) of Investment Securities and
     Foreign Currency                                          4,688             6,875           333,818           144,491
   Translation of Foreign Currency Denominated
     Amounts                                                       1               (17)               39                 9
   Deferred Thailand Capital Gains Tax                            --                --                --            (1,778)
                                                     ---------------   ---------------   ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                          4,590            10,311           344,888           136,462
                                                     ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $         5,066   $        10,954   $       358,109   $       143,883
                                                     ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                                              DFA
                                                        EMERGING             DFA            TWO-YEAR             DFA
                                                         MARKETS          ONE-YEAR           GLOBAL           FIVE-YEAR
                                                        SMALL CAP       FIXED INCOME      FIXED INCOME       GOVERNMENT
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME
   Income Distributions Received from
     The DFA Investment Trust Company                             --   $        19,710   $        17,698                --
   Dividends (Net of Foreign Taxes Withheld
     of $151, $0, $0 and $0, respectively)           $         1,352                --                --                --
   Interest                                                       20                --                --   $        12,553
   Expenses Allocated from Master Fund                          (254)               --                --                --
                                                     ---------------   ---------------   ---------------   ---------------
        Total Investment Income                                1,118            19,710            17,698            12,553
                                                     ---------------   ---------------   ---------------   ---------------
EXPENSES
   Investment Advisory Services                                   --                --                --               723
   Administrative Services                                       210             1,258               984                --
   Accounting & Transfer Agent Fees                               32                29                25               122
   Custodian Fees                                                 --                --                --                31
   Legal Fees                                                      1                21                15                 9
   Audit Fees                                                      1                 4                 2                28
   Filing Fees                                                    20                62                58                29
   Shareholders' Reports                                           2                46                40                17
   Directors' Fees and Expenses                                   --                18                14                 6
   Organizational Costs                                           21                --                --                --
   Other                                                          --                 1                 3                 5
                                                     ---------------   ---------------   ---------------   ---------------
        Total Expenses                                           287             1,439             1,141               970
                                                     ---------------   ---------------   ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                                  831            18,271            16,557            11,583
                                                     ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Capital Gain Distributions Received from
     The DFA Investment Trust Company                             --            12,033            10,965                --
   Net Realized Gain (Loss) on Investment
     Securities Sold                                             637            (1,382)             (338)           15,782
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                                       (90)               --                --                --
   Change in Unrealized Appreciation
     (Depreciation) of Investment Securities and
     Foreign Currency                                         20,926            (8,369)           (7,700)          (14,993)
   Translation of Foreign Currency Denominated
     Amounts                                                      (1)               --                --                --
   Deferred Thailand Capital Gains Tax                          (486)               --                --                --
                                                     ---------------   ---------------   ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                         20,986             2,282             2,927               789
                                                     ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $        21,817   $        20,553   $        19,484   $        12,372
                                                     ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                             DFA              DFA
                                                                          FIVE-YEAR       INTERMEDIATE           DFA
                                                                           GLOBAL          GOVERNMENT        SHORT-TERM
                                                                        FIXED INCOME      FIXED INCOME     MUNICIPAL BOND
                                                                          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                       ---------------   ---------------   ---------------
INVESTMENT INCOME
   Interest                                                            $        29,785   $        15,124   $         2,716
                                                                       ---------------   ---------------   ---------------
        Total Investment Income                                                 29,785            15,124             2,716
                                                                       ---------------   ---------------   ---------------
EXPENSES
   Investment Advisory Services                                                  2,081               299               285
   Accounting & Transfer Agent Fees                                                598               109               127
   Custodian Fees                                                                   70                26                12
   Legal Fees                                                                       12                 6                 4
   Audit Fees                                                                       46                20                 8
   Filing Fees                                                                      37                20                38
   Shareholders' Reports                                                            19                 8                 5
   Directors' Fees and Expenses                                                      4                 2                 1
   Other                                                                             4                12                 1
                                                                       ---------------   ---------------   ---------------
        Total Expenses                                                           2,871               502               481
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by Advisor                                    --                --               (53)
                                                                       ---------------   ---------------   ---------------
   Net Expenses                                                                  2,871               502               428
                                                                       ---------------   ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                                                 26,914            14,622             2,288
                                                                       ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                                            37,435             7,497                --
   Net Realized Gain (Loss) on Foreign
     Currency Transactions                                                        (826)               --                --
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                                (30,554)           (6,149)            1,434
   Translation of Foreign Currency Denominated Amounts                             708                --                --
                                                                       ---------------   ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                            6,763             1,348             1,434
                                                                       ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                          $        33,677   $        15,970   $         3,722
                                                                       ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                  U.S.                         ENHANCED
                                                                 LARGE                        U.S. LARGE
                                                                COMPANY                        COMPANY
                                                               PORTFOLIO                      PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     13,446    $     10,895    $      1,592    $      1,861
   Capital Gain Distributions
    Received from The DFA
    Investment Trust Company                                   --              --              --              --
   Net Realized Gain (Loss)
    on Investment
    Securities Sold                                       (31,857)        (25,252)        (14,118)        (13,396)
   Net Realized Gain (Loss)
    on Futures                                              3,693          (1,711)             --              --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                                 133,557        (121,447)         31,567          (4,130)
    Futures                                                  (840)          1,297              --              --
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
     in Net Assets Resulting
     from Operations                                      117,999        (136,218)         19,041         (15,665)
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                  (12,490)        (10,481)         (1,697)         (1,629)
   Net Short-Term Gains                                        --              --              --              --
   Net Long-Term Gains                                         --              --              --              --
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                   (12,490)        (10,481)         (1,697)         (1,629)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          318,836         322,656          67,037          61,641
   Shares Issued in Lieu
    of Cash Distributions                                  11,941          10,245           1,634           1,599
   Shares Redeemed                                       (194,790)       (262,354)        (45,855)        (35,397)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
     from Capital Share
     Transactions                                         135,987          70,547          22,816          27,843
                                                     ------------    ------------    ------------    ------------
    Total Increase (Decrease)                             241,496         (76,152)         40,160          10,549
NET ASSETS
   Beginning of Period                                    775,769         851,921         101,329          90,780
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $  1,017,265    $    775,769    $    141,489    $    101,329
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          11,359          11,228           8,890           7,542
    Shares Issued in Lieu of
      Cash Distributions                                      435             333             225             199
    Shares Redeemed                                        (7,302)         (8,831)         (6,000)         (4,240)
                                                     ------------    ------------    ------------    ------------
                                                            4,492           2,730           3,115           3,501
                                                     ============    ============    ============    ============

                                                                 U.S.                            U.S.
                                                                LARGE                         SMALL XM
                                                              CAP VALUE                         VALUE
                                                              PORTFOLIO                       PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     19,207    $     14,155    $        279    $        518
   Capital Gain Distributions
    Received from The DFA
    Investment Trust Company                                   --              --           6,234          10,174
   Net Realized Gain (Loss)
    on Investment
    Securities Sold                                       (11,022)         (7,084)           (571)         (2,119)
   Net Realized Gain (Loss)
    on Futures                                                 --              --              --              --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                                 260,888        (110,769)         19,021          (6,902)
    Futures                                                    --              --              --              --
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
     in Net Assets Resulting
     from Operations                                      269,073        (103,698)         24,963           1,671
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                  (17,524)        (14,742)           (444)           (764)
   Net Short-Term Gains                                        --              --              --          (2,274)
   Net Long-Term Gains                                         --        (116,431)         (6,874)         (2,427)
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                   (17,524)       (131,173)         (7,318)         (5,465)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          508,735         414,593          17,864          32,281
   Shares Issued in Lieu
    of Cash Distributions                                  17,143         130,082           7,311           5,407
   Shares Redeemed                                       (244,710)       (299,704)        (12,850)        (36,070)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
     from Capital Share
     Transactions                                         281,168         244,971          12,325           1,618
                                                     ------------    ------------    ------------    ------------
    Total Increase (Decrease)                             532,717          10,100          29,970          (2,176)
NET ASSETS
   Beginning of Period                                  1,176,711       1,166,611          66,954          69,130
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $  1,709,428    $  1,176,711    $     96,924    $     66,954
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          36,285          28,906           1,391           2,486
    Shares Issued in Lieu of
      Cash Distributions                                    1,253           8,719             687             427
    Shares Redeemed                                       (17,987)        (20,017)         (1,070)         (2,825)
                                                     ------------    ------------    ------------    ------------
                                                           19,551          17,608           1,008              88
                                                     ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                                  U.S.                           U.S.
                                                               SMALL CAP                        SMALL
                                                                 VALUE                           CAP
                                                               PORTFOLIO                      PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment
    Income (Loss)                                    $     14,560    $     12,600    $      4,078    $      3,666
   Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company                                               217,230         275,408              --           9,984
   Net Realized Gain
    (Loss) on Investment
    Securities Sold                                       (35,531)         13,811          (9,794)         29,280
   Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities and
    Foreign Currency                                    1,099,617        (230,254)        303,474        (111,204)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                                   1,295,876          71,565         297,758         (68,274)
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                  (12,117)        (15,985)         (3,458)         (4,198)
   Net Short-Term Gains                                        --         (26,769)             --          (3,851)
   Net Long-Term Gains                                   (271,483)       (451,468)         (4,842)        (66,802)
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                  (283,600)       (494,222)         (8,300)        (74,851)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          859,057         947,350         339,446         354,336
   Shares Issued in Lieu
    of Cash Distributions                                 279,462         490,066           8,065          74,388
   Shares Redeemed                                       (913,699)       (956,769)       (149,814)       (423,005)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      from Capital Share
      Transactions                                        224,820         480,647         197,697           5,719
                                                     ------------    ------------    ------------    ------------
    Total Increase (Decrease)                           1,237,096          57,990         487,155        (137,406)
NET ASSETS
   Beginning of Period                                  2,972,651       2,914,661         646,872         784,278
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $  4,209,747    $  2,972,651    $  1,134,027    $    646,872
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          47,932          52,306          25,828          26,762
    Shares Issued in Lieu of
      Cash Distributions                                   17,812          26,809             704           5,458
    Shares Redeemed                                       (52,635)        (49,283)        (11,911)        (32,535)
                                                     ------------    ------------    ------------    ------------
                                                           13,109          29,832          14,621            (315)
                                                     ============    ============    ============    ============

                                                                 U.S.                             DFA
                                                                MICRO                         REAL ESTATE
                                                                 CAP                          SECURITIES
                                                              PORTFOLIO                        PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment
    Income (Loss)                                    $      4,910    $      4,034    $     22,917    $     17,027
   Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company                                                22,183          26,752              --              --
   Net Realized Gain
    (Loss) on Investment
    Securities Sold                                         2,669         (18,257)          6,763           2,351
   Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities and
    Foreign Currency                                      843,705         (72,817)        136,132          (5,735)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                                     873,467         (60,288)        165,812          13,643
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                   (2,812)         (6,979)        (20,722)        (16,524)
   Net Short-Term Gains                                        --              --              --              --
   Net Long-Term Gains                                    (24,249)       (244,135)         (2,261)           (583)
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                   (27,061)       (251,114)        (22,983)        (17,107)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          566,975         429,609         289,454         181,373
   Shares Issued in Lieu
    of Cash Distributions                                  26,396         248,250          22,586          16,982
   Shares Redeemed                                       (426,402)       (363,352)        (84,728)        (65,359)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      from Capital Share
      Transactions                                        166,969         314,507         227,312         132,996
                                                     ------------    ------------    ------------    ------------
    Total Increase (Decrease)                           1,013,375           3,105         370,141         129,532
NET ASSETS
   Beginning of Period                                  1,609,472       1,606,367         413,264         283,732
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $  2,622,847    $  1,609,472    $    783,405    $    413,264
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          56,707          44,863          17,797          12,006
    Shares Issued in Lieu of
      Cash Distributions                                    3,041          25,672           1,588           1,183
    Shares Redeemed                                       (40,652)        (37,839)         (5,421)         (4,368)
                                                     ------------    ------------    ------------    ------------
                                                           19,096          32,696          13,964           8,821
                                                     ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                                 LARGE                       INTERNATIONAL
                                                                  CAP                            SMALL
                                                             INTERNATIONAL                      COMPANY
                                                               PORTFOLIO                       PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $      8,058    $      5,747    $     12,506    $      7,813
   Net Realized Gain (Loss) on
    Investment Securities Sold                                 --         (19,061)         10,185             305
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                              99              (2)            309             222
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
    Foreign Currency                                       81,602         (27,967)        249,662         (19,049)
   Translation of Foreign Currency
    Denominated Amounts                                        21              24             102             123
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                                      89,780         (41,259)        272,764         (10,586)
                                                     ------------    ------------    ------------    ------------
Distributions From:
    Net Investment Income                                  (5,772)         (5,281)         (8,564)         (6,930)
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                    (5,772)         (5,281)         (8,564)         (6,930)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
    Shares Issued                                         179,697         169,995         281,724         218,575
    Shares Issued in Lieu of
      Cash Distributions                                    5,551           5,227           8,551           6,917
    Shares Redeemed                                      (102,500)       (136,186)       (109,166)        (99,598)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      from Capital Share
      Transactions                                         82,748          39,036         181,109         125,894
                                                     ------------    ------------    ------------    ------------
      Total Increase (Decrease)                           166,756          (7,504)        445,309         108,378
NET ASSETS
   Beginning of Period                                    337,367         344,871         464,578         356,200
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $    504,123    $    337,367    $    909,887    $    464,578
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                           14,472          13,227          31,592          28,394
   Shares Issued in Lieu of
     Cash Distributions                                       483             386           1,199             948
   Shares Redeemed                                         (8,433)        (10,549)        (12,776)        (13,054)
                                                     ------------    ------------    ------------    ------------
                                                            6,522           3,064          20,015          16,288
                                                     ============    ============    ============    ============

                                                              JAPANESE                       PACIFIC RIM
                                                                SMALL                           SMALL
                                                               COMPANY                         COMPANY
                                                              PORTFOLIO                       PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $        381    $        502    $        809    $      2,278
   Net Realized Gain (Loss) on
    Investment Securities Sold                            (19,891)         (4,453)         (6,175)         (2,698)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                               7              41               6              (7)
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
    Foreign Currency                                       30,910          (2,713)         15,862           5,952
   Translation of Foreign Currency
    Denominated Amounts                                        --              15               1              (2)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                                      11,407          (6,608)         10,503           5,523
                                                     ------------    ------------    ------------    ------------
Distributions From:
    Net Investment Income                                    (575)           (779)         (2,468)         (2,812)
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                      (575)           (779)         (2,468)         (2,812)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
    Shares Issued                                           8,796           5,626           5,381           5,187
    Shares Issued in Lieu of
      Cash Distributions                                      575             779           2,468           2,812
    Shares Redeemed                                       (49,309)        (23,769)        (49,691)        (30,710)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      from Capital Share
      Transactions                                        (39,938)        (17,364)        (41,842)        (22,711)
                                                     ------------    ------------    ------------    ------------
      Total Increase (Decrease)                           (29,106)        (24,751)        (33,807)        (20,000)
NET ASSETS
   Beginning of Period                                     51,819          76,570          54,185          74,185
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $     22,713    $     51,819    $     20,378    $     54,185
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                              906             725             530             656
   Shares Issued in Lieu of
     Cash Distributions                                        82             106             328             378
   Shares Redeemed                                         (5,808)         (3,003)         (6,018)         (3,819)
                                                     ------------    ------------    ------------    ------------
                                                           (4,820)         (2,172)         (5,160)         (2,785)
                                                     ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                                UNITED                       CONTINENTAL
                                                               KINGDOM                          SMALL
                                                            SMALL COMPANY                      COMPANY
                                                              PORTFOLIO                       PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $        476    $        985    $        643    $      1,438
   Net Realized Gain (Loss) on
    Investment Securities Sold                               (102)            599           3,377           2,896
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                               3              30              76              47
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                                      4,688          (3,114)          6,875          (1,848)
   Translation of Foreign Currency
    Denominated Amounts                                         1               2             (17)             46
   Deferred Thailand Capital
    Gains Tax                                                  --              --              --              --
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
       in Net Assets Resulting
       from Operations                                      5,066          (1,498)         10,954           2,579
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                   (1,017)         (1,185)         (1,497)         (2,189)
   Net Short-Term Gains                                        --            (200)           (305)           (172)
   Net Long-Term Gains                                       (599)         (1,735)         (2,582)         (8,067)
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                    (1,616)         (3,120)         (4,384)        (10,428)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                            1,791           1,766           4,919           4,339
   Shares Issued in Lieu of
    Cash Distributions                                      1,616           3,120           4,384          10,428
   Shares Redeemed                                        (23,633)        (12,426)        (52,240)        (29,058)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
     from Capital Share
     Transactions                                         (20,226)         (7,540)        (42,937)        (14,291)
                                                     ------------    ------------    ------------    ------------
    Total Increase (Decrease)                             (16,776)        (12,158)        (36,367)        (22,140)
NET ASSETS
   Beginning of Period                                     28,985          41,143          60,743          82,883
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $     12,209    $     28,985    $     24,376    $     60,743
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                              118             114             510             476
   Shares Issued in Lieu of
     Cash Distributions                                       122             200             528           1,193
   Shares Redeemed                                         (1,641)           (814)         (5,903)         (3,195)
                                                     ------------    ------------    ------------    ------------
                                                           (1,401)           (500)         (4,865)         (1,526)
                                                     ============    ============    ============    ============

                                                                 DFA
                                                            INTERNATIONAL
                                                               SMALL CAP                       EMERGING
                                                                VALUE                          MARKETS
                                                              PORTFOLIO                       PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     13,221    $     10,429    $      7,421    $      3,942
   Net Realized Gain (Loss) on
    Investment Securities Sold                             10,593          13,366          (5,984)        (19,012)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                             438             342            (276)           (299)
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                                    333,818         (12,253)        144,491          18,345
   Translation of Foreign Currency
    Denominated Amounts                                        39             126               9               4
   Deferred Thailand Capital
    Gains Tax                                                  --              --          (1,778)           (840)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
       in Net Assets Resulting
       from Operations                                    358,109          12,010         143,883           2,140
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                  (11,202)        (11,719)         (4,473)         (3,976)
   Net Short-Term Gains                                        --              --              --              --
   Net Long-Term Gains                                         --              --              --              --
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                   (11,202)        (11,719)         (4,473)         (3,976)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          332,252         213,816         178,201         117,622
   Shares Issued in Lieu of
    Cash Distributions                                     11,202          11,719           4,452           3,972
   Shares Redeemed                                       (171,201)       (142,200)        (61,853)        (83,928)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
     from Capital Share
     Transactions                                         172,253          83,335         120,800          37,666
                                                     ------------    ------------    ------------    ------------
    Total Increase (Decrease)                             519,160          83,626         260,210          35,830
NET ASSETS
   Beginning of Period                                    576,537         492,911         333,866         298,036
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $  1,095,697    $    576,537    $    594,076    $    333,866
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                           35,708          28,399          17,445          13,123
   Shares Issued in Lieu of
     Cash Distributions                                     1,564           1,665             528             451
   Shares Redeemed                                        (19,920)        (19,055)         (6,524)         (9,533)
                                                     ------------    ------------    ------------    ------------
                                                           17,352          11,009          11,449           4,041
                                                     ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                               EMERGING                           DFA
                                                                MARKETS                        ONE-YEAR
                                                               SMALL CAP                     FIXED INCOME
                                                               PORTFOLIO                       PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $        831    $        294    $     18,271    $     22,304
   Capital Gain Distributions
    Received from The
    DFA Investment Trust
    Company                                                    --              --          12,033              --
   Net Realized Gain (Loss) on
    Investment Securities Sold                                637             797          (1,382)           (146)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                             (90)            (34)             --              --
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                                     20,926             672          (8,369)          7,581
   Translation of Foreign Currency
    Denominated Amounts                                        (1)             --              --              --
   Deferred Thailand Capital
    Gains Tax                                                (486)           (112)             --              --
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                                      21,817           1,617          20,553          29,739
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                     (338)           (107)        (18,230)        (22,237)
   Net Short-Term Gains                                        --              --         (12,023)             --
   Net Long-Term Gains                                       (273)             --              --              --
                                                     ------------    ------------    ------------    ------------
   Total Distributions                                       (611)           (107)        (30,253)        (22,237)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                           41,560          13,778       1,051,658         513,460
   Shares Issued in Lieu of
    Cash Distributions                                        609             107          28,015          20,495
   Shares Redeemed                                         (5,538)         (4,051)       (607,544)       (288,997)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease) from
      Capital Share Transactions                           36,631           9,834         472,129         244,958
                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease)                                  57,837          11,344         462,429         252,460
NET ASSETS
   Beginning of Period                                     26,516          15,172         992,307         739,847
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $     84,353    $     26,516    $  1,454,736    $    992,307
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                            5,844           2,334         101,940          49,705
   Shares Issued in Lieu of
     Cash Distributions                                       106              19           2,725           1,988
   Shares Redeemed                                           (799)           (698)        (58,921)        (27,969)
                                                     ------------    ------------    ------------    ------------
                                                            5,151           1,655          45,744          23,724
                                                     ============    ============    ============    ============

                                                                DFA
                                                              TWO-YEAR                           DFA
                                                               GLOBAL                         FIVE-YEAR
                                                            FIXED INCOME                     GOVERNMENT
                                                              PORTFOLIO                       PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     16,557    $     17,828    $     11,583    $     11,137
   Capital Gain Distributions
    Received from The
    DFA Investment Trust
    Company                                                10,965              --              --              --
   Net Realized Gain (Loss) on
    Investment Securities Sold                               (338)           (207)         15,782             686
   Net Realized Gain (Loss) on
    Foreign Currency Transactions                              --              --              --              --
   Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                                     (7,700)         12,911         (14,993)         12,129
   Translation of Foreign Currency
    Denominated Amounts                                        --              --              --              --
   Deferred Thailand Capital
    Gains Tax                                                  --              --              --              --
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                                      19,484          30,532          12,372          23,952
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                  (28,481)        (14,242)        (11,597)        (10,483)
   Net Short-Term Gains                                        --              --              --              --
   Net Long-Term Gains                                         --              --              --              --
                                                     ------------    ------------    ------------    ------------
   Total Distributions                                    (28,481)        (14,242)        (11,597)        (10,483)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          571,993         346,830         186,798         119,892
   Shares Issued in Lieu of
    Cash Distributions                                     28,145          14,110          11,482          10,447
   Shares Redeemed                                       (195,283)       (174,135)       (111,353)        (72,398)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease) from
      Capital Share Transactions                          404,855         186,805          86,927          57,941
                                                     ------------    ------------    ------------    ------------
Total Increase (Decrease)                                 395,858         203,095          87,702          71,410
NET ASSETS
   Beginning of Period                                    799,214         596,119         315,290         243,880
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $  1,195,072    $    799,214    $    402,992    $    315,290
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                                           56,679          34,467          16,715          11,246
   Shares Issued in Lieu of
     Cash Distributions                                     2,800           1,409           1,032           1,019
   Shares Redeemed                                        (19,330)        (17,316)        (10,015)         (6,817)
                                                     ------------    ------------    ------------    ------------
                                                           40,149          18,560           7,732           5,448
                                                     ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                                                                  DFA
                                                                  DFA                         INTERMEDIATE
                                                               FIVE-YEAR                       GOVERNMENT
                                                          GLOBAL FIXED INCOME                 FIXED INCOME
                                                               PORTFOLIO                        PORTFOLIO
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     26,914    $     28,285    $     14,622    $     17,081
   Net Realized Gain (Loss) on Investment
    Securities Sold                                        37,435           7,173           7,497           4,849
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                             (826)         (6,504)             --              --
   Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities and Foreign Currency            (30,554)         24,248          (6,149)          9,707
   Translation of Foreign Currency
    Denominated Amounts                                       708          (1,717)             --              --
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                            33,677          51,485          15,970          31,637
                                                     ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                  (28,456)        (20,480)        (15,142)        (17,172)
   Net Short-Term Gains                                    (4,472)           (656)             --              --
   Net Long-Term Gains                                     (2,655)            (47)         (4,808)             --
                                                     ------------    ------------    ------------    ------------
    Total Distributions                                   (35,583)        (21,183)        (19,950)        (17,172)
                                                     ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          390,384         236,412         110,106          51,141
   Shares Issued in Lieu of Cash
    Distributions                                          35,163          21,039          19,335          17,170
   Shares Redeemed                                       (215,919)       (154,972)       (109,286)        (93,378)
                                                     ------------    ------------    ------------    ------------
    Net Increase (Decrease) from Capital
      Share Transactions                                  209,628         102,479          20,155         (25,067)
                                                     ------------    ------------    ------------    ------------
      Total Increase (Decrease)                           207,722         132,781          16,175         (10,602)
                                                     ------------    ------------    ------------    ------------
NET ASSETS
   Beginning of Period                                    761,717         628,936         300,059         310,661
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $    969,439    $    761,717    $    316,234    $    300,059
                                                     ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          35,473          22,347           8,969           4,302
    Shares Issued in Lieu of
      Cash Distributions                                    3,238           2,030           1,573           1,470
    Shares Redeemed                                       (19,651)        (14,571)         (8,700)         (7,670)
                                                     ------------    ------------    ------------    ------------
                                                           19,060           9,806           1,842          (1,898)
                                                     ============    ============    ============    ============

                                                                 DFA
                                                             SHORT-TERM
                                                           MUNICIPAL BOND
                                                              PORTFOLIO
                                                     ----------------------------
                                                         YEAR         AUG. 21 (2)
                                                        ENDED             TO
                                                       NOV. 30,        NOV. 30,
                                                         2003            2002
                                                     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $      2,288    $        274
   Net Realized Gain (Loss) on Investment
    Securities Sold                                            --              --
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                               --              --
   Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities and Foreign Currency              1,434            (355)
   Translation of Foreign Currency
    Denominated Amounts                                        --              --
                                                     ------------    ------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                             3,722             (81)
                                                     ------------    ------------
Distributions From:
   Net Investment Income                                   (2,097)           (162)
   Net Short-Term Gains                                        --              --
   Net Long-Term Gains                                         --              --
                                                     ------------    ------------
    Total Distributions                                    (2,097)           (162)
                                                     ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                          159,528          83,819
   Shares Issued in Lieu of Cash
    Distributions                                           2,083             162
   Shares Redeemed                                        (28,666)         (4,919)
                                                     ------------    ------------
    Net Increase (Decrease) from Capital
      Share Transactions                                  132,945          79,062
                                                     ------------    ------------
      Total Increase (Decrease)                           134,570          78,819
                                                     ------------    ------------
NET ASSETS
   Beginning of Period                                     78,819              --
                                                     ------------    ------------
   End of Period                                     $    213,389    $     78,819
                                                     ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                          15,782           8,382
    Shares Issued in Lieu of
      Cash Distributions                                      206              16
    Shares Redeemed                                        (2,837)           (492)
                                                     ------------    ------------
                                                           13,151           7,906
                                                     ============    ============

(2) Commencement of Operations.

               See accompanying Notes to the Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          U.S. LARGE COMPANY PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     27.56     $     33.51     $     38.70     $     41.08     $     34.61
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.47            0.42            0.42            0.43            0.45
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      3.57           (5.95)          (5.19)          (2.16)           6.67
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.04           (5.53)          (4.77)          (1.73)           7.12
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.44)          (0.42)          (0.42)          (0.40)          (0.48)
   Net Realized Gains                                      --              --              --           (0.25)          (0.17)
   Tax Return of Capital                                   --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.44)          (0.42)          (0.42)          (0.65)          (0.65)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     31.16     $     27.56     $     33.51     $     38.70     $     41.08
=============================================================================================================================
Total Return                                            14.90%         (16.64)%        (12.41)%         (4.33)%         20.76%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,017,265     $   775,769     $   851,921     $ 1,037,593     $   896,404
Ratio of Expenses to Average Net Assets**                0.15%           0.15%           0.15%           0.15%           0.15%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.30%           0.30%           0.30%           0.32%           0.31%
Ratio of Net Investment Income to Average Net
   Assets                                                1.66%           1.43%           1.16%           1.02%           1.18%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               1.51%           1.28%           1.01%           0.85%           1.02%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series               8%             11%              8%              8%              4%
-----------------------------------------------------------------------------------------------------------------------------

                                                                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      7.41     $      8.91     $     11.91     $     15.12     $     14.27
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.10            0.16            0.06            1.46            1.54
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      1.02           (1.52)          (1.27)          (2.00)           1.12
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     1.12           (1.36)          (1.21)          (0.54)           2.66
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.11)          (0.14)          (0.68)          (1.26)          (1.14)
   Net Realized Gains                                      --              --           (0.75)          (1.41)          (0.67)
   Tax Return of Capital                                   --              --           (0.36)             --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.11)          (0.14)          (1.79)          (2.67)          (1.81)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $      8.42     $      7.41     $      8.91     $     11.91     $     15.12
=============================================================================================================================
Total Return                                            15.39%         (15.40)%        (11.90)%         (4.84)%         20.31%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   141,489     $   101,329     $    90,780     $    89,878     $   102,200
Ratio of Expenses to Average Net Assets**                0.36%           0.37%           0.39%           0.40%           0.40%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.36%           0.37%           0.39%           0.40%           0.40%
Ratio of Net Investment Income to Average Net
   Assets                                                1.32%           2.00%           0.36%          10.58%           6.27%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               1.32%           2.00%           0.36%          10.58%           6.27%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series             138%            183%            122%             71%             82%
-----------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series

                 See accompanying Notes to Financial Statements.

                                                                         U.S. LARGE CAP VALUE PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     13.63     $     16.97     $     18.36     $     20.09     $     20.21
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.20            0.19            0.29            0.36            0.34
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      2.50           (1.51)           1.46            0.10            0.54
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     2.70           (1.32)           1.75            0.46            0.88
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.19)          (0.21)          (0.30)          (0.36)          (0.35)
   Net Realized Gains                                      --           (1.81)          (2.84)          (1.83)          (0.65)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.19)          (2.02)          (3.14)          (2.19)          (1.00)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     16.14     $     13.63     $     16.97     $     18.36     $     20.09
=============================================================================================================================
Total Return                                            20.10%          (8.77)%         10.83%           2.85%           4.51%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,709,428     $ 1,176,711     $ 1,166,611     $ 1,245,177     $ 1,177,762
Ratio of Expenses to Average Net Assets**                0.30%           0.32%           0.31%           0.33%           0.33%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.30%           0.32%           0.31%           0.33%           0.33%
Ratio of Net Investment Income to Average Net
   Assets                                                1.34%           1.25%           1.59%           1.97%           1.63%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               1.34%           1.25%           1.59%           1.97%           1.63%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series               7%              9%              6%             26%             43%
-----------------------------------------------------------------------------------------------------------------------------

                                                                 U.S. SMALL XM VALUE PORTFOLIO
                                                  -----------------------------------------------------------
                                                     YEAR            YEAR            YEAR          FEB. 23,
                                                     ENDED           ENDED           ENDED            TO
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     12.41     $     13.03     $     11.06     $     10.00
                                                  -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.05            0.07            0.14            0.15
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      4.12            0.18            2.38            0.91
                                                  -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.17            0.25            2.52            1.06
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.09)          (0.12)          (0.18)             --
   Net Realized Gains                                   (1.35)          (0.75)          (0.37)             --
                                                  -----------     -----------     -----------     -----------
    Total Distributions                                 (1.44)          (0.87)          (0.55)             --
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     15.14     $     12.41     $     13.03     $     11.06
=============================================================================================================
Total Return                                            38.43%           1.77%          23.77%          10.60%#
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $    96,924     $    66,954     $    69,130     $    67,638
Ratio of Expenses to Average Net Assets**                0.47%           0.50%           0.47%           0.50%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.48%           0.52%           0.47%           0.85%*
Ratio of Net Investment Income to Average Net
   Assets                                                0.41%           0.73%           1.03%           8.77%*
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
    Assumption of Expenses)                              0.40%           0.71%           1.03%           8.42%*
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              43%             34%              8%             26%*(a)
-------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series
(a)  For the year ended November 30, 2000

                 See accompanying Notes to Financial Statements.

                                                                         U.S. SMALL CAP VALUE PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     17.70     $     21.11     $     18.79     $     19.17     $     19.09
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.08            0.08            0.12            0.12            0.09
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      7.21            0.19            3.95            1.11            1.52
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     7.29            0.27            4.07            1.23            1.61
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.07)          (0.12)          (0.13)          (0.10)          (0.08)
   Net Realized Gains                                   (1.66)          (3.56)          (1.62)          (1.51)          (1.45)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (1.73)          (3.68)          (1.75)          (1.61)          (1.53)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     23.26     $     17.70     $     21.11     $     18.79     $     19.17
=============================================================================================================================
Total Return                                            45.92%           0.71%          23.47%           6.99%           9.39%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 4,209,747     $ 2,972,651     $ 2,914,661     $ 2,633,943     $ 2,621,646
Ratio of Expenses to Average Net Assets**                0.56%           0.56%           0.56%           0.56%           0.58%
Ratio of Net Investment Income to Average Net
   Assets                                                0.46%           0.42%           0.54%           0.60%           0.49%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              35%             30%             13%             32%             29%
-----------------------------------------------------------------------------------------------------------------------------

                                                                            U.S. SMALL CAP PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     11.97     $     14.43     $     14.27     $     14.68     $     13.77
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.06            0.07            0.09            0.08            0.08
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      4.65           (1.16)           1.57            0.78            2.18
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.71           (1.09)           1.66            0.86            2.26
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.07)          (0.08)          (0.09)          (0.08)          (0.07)
   Net Realized Gains                                   (0.09)          (1.29)          (1.41)          (1.19)          (1.28)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.16)          (1.37)          (1.50)          (1.27)          (1.35)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     16.52     $     11.97     $     14.43     $     14.27     $     14.68
=============================================================================================================================
Total Return                                            39.89%          (8.73)%         12.70%           6.09%          18.26%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,134,027     $   646,872     $   784,278     $   585,873     $   398,665
Ratio of Expenses to Average Net Assets**                0.42%           0.41%           0.42%           0.43%           0.43%
Ratio of Net Investment Income to Average Net
   Assets                                                0.52%           0.47%           0.62%           0.63%           0.62%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              16%             34%             13%             38%             29%
-----------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to Master Fund Series

                 See accompanying Notes to Financial Statements.

                                                                            U.S. MICRO CAP PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      9.07     $     11.09     $     11.93     $     12.54     $     10.65
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.03            0.03            0.05            0.04            0.04
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      4.40           (0.29)           1.59            0.61            2.00
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.43           (0.26)           1.64            0.65            2.04
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.02)          (0.05)          (0.05)          (0.04)          (0.02)
   Net Realized Gains                                   (0.14)          (1.71)          (2.43)          (1.22)          (0.13)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.16)          (1.76)          (2.48)          (1.26)          (0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     13.34     $      9.07     $     11.09     $     11.93     $     12.54
=============================================================================================================================
Total Return                                            49.69%          (3.31)%         17.22%           5.36%          19.47%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 2,622,847     $ 1,609,472     $ 1,606,367     $ 1,443,412     $ 1,322,590
Ratio of Expenses to Average Net Assets                  0.56%(a)        0.56%(a)        0.56%(a)        0.56%(a)        0.61%(a)
Ratio of Net Investment Income to Average
   Net Assets                                            0.25%           0.24%           0.41%           0.34%           0.30%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              19%             19%             14%             37%             23%
-----------------------------------------------------------------------------------------------------------------------------

                                                                     DFA REAL ESTATE SECURITIES PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     14.91     $     15.02     $     13.51     $     11.50     $     13.00
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.64            0.54            0.82            0.76            0.77
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      4.08            0.18            1.49            1.90           (1.62)
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.72            0.72            2.31            2.66           (0.85)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.75)          (0.75)          (0.80)          (0.65)          (0.65)
   Net Realized Gains                                   (0.08)          (0.08)             --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.83)          (0.83)          (0.80)          (0.65)          (0.65)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     18.80     $     14.91     $     15.02     $     13.51     $     11.50
=============================================================================================================================
Total Return                                            33.48%           5.36%          17.76%          24.49%          (6.75)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   783,405     $   413,264     $   283,732     $   210,231     $   130,039
Ratio of Expenses to Average Net Assets                  0.41%           0.42%           0.43%           0.45%           0.47%
Ratio of Net Investment Income to Average
   Net Assets                                            4.19%           4.71%           5.55%           6.06%           6.82%
Portfolio Turnover Rate                                     2%              2%              6%              7%              8%
Portfolio Turnover Rate of Master Fund Series             N/A@            N/A@            N/A@            N/A@            N/A@
------------------------------------------------------------------------------------------------------------------------------

(a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series
N/A@ Not applicable, as the DFA Real Estate Securities Portfolios is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                                       LARGE CAP INTERNATIONAL PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     12.10     $     13.90     $     17.30     $     19.41     $     16.28
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.25            0.22            0.25            0.23            0.20
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      2.51           (1.79)          (3.38)          (1.96)           3.19
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     2.76           (1.57)          (3.13)          (1.73)           3.39
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.21)          (0.23)          (0.22)          (0.21)          (0.26)
   Net Realized Gains                                      --              --           (0.05)          (0.17)             --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.21)          (0.23)          (0.27)          (0.38)          (0.26)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     14.65     $     12.10     $     13.90     $     17.30     $     19.41
=============================================================================================================================
Total Return                                            23.32%         (11.50)%        (18.42)%         (9.19)%         21.12%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   504,123     $   337,367     $   344,871     $   358,638     $   268,340
Ratio of Expenses to Average Net Assets                  0.43%           0.44%           0.45%           0.47%           0.53%
Ratio of Net Investment Income to Average
   Net Assets                                            2.10%           1.74%           1.65%           1.21%           1.38%
Portfolio Turnover Rate                                     1%              9%              4%              1%              2%
-----------------------------------------------------------------------------------------------------------------------------

                                                                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      7.41     $      7.67     $      8.49     $      9.13     $      7.82
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.16            0.14            0.15            0.17            0.15
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      3.57           (0.25)          (0.67)          (0.62)           1.31
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     3.73           (0.11)          (0.52)          (0.45)           1.46
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.14)          (0.15)          (0.17)          (0.19)          (0.15)
   Net Realized Gains                                      --              --           (0.13)             --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.14)          (0.15)          (0.30)          (0.19)          (0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     11.00     $      7.41     $      7.67     $      8.49     $      9.13
=============================================================================================================================
Total Return                                            51.28%          (1.39)%         (6.36)%         (5.01)%         19.07%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   909,887     $   464,578     $   356,200     $   309,060     $   250,442
Ratio of Expenses to Average Net Assets                  0.71%(a)        0.71%(a)        0.72%(a)        0.71%(a)        0.75%(a)
Ratio of Net Investment Income to Average
   Net Assets                                            1.97%           1.83%           2.02%           2.10%           1.76%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
-----------------------------------------------------------------------------------------------------------------------------

(a) For the International Small Company Portfolio, the expense ratios represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series

                 See accompanying Notes to Financial Statements.

                                                                        JAPANESE SMALL COMPANY PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      7.49     $      8.42     $      9.90     $     11.11     $      9.10
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.05            0.06            0.09            0.10            0.05
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      3.35           (0.90)          (1.46)          (1.24)           2.02
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     3.40           (0.84)          (1.37)          (1.14)           2.07
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.09)          (0.09)          (0.11)          (0.07)          (0.06)
   Net Realized Gains                                      --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.09)          (0.09)          (0.11)          (0.07)          (0.06)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.80     $      7.49     $      8.42     $      9.90     $     11.11
=============================================================================================================================
Total Return                                            46.01%          (9.96)%        (13.94)%        (10.23)%         22.96%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $    22,713     $    51,819     $    76,570     $   101,115     $   144,533
Ratio of Expenses to Average Net Assets**                0.75%           0.74%           0.74%           0.72%           0.73%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.85%           0.75%           0.74%           0.72%           0.73%
Ratio of Net Investment Income to Average
   Net Assets                                            1.18%           0.76%           0.93%           0.93%           0.61%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               1.08%           0.75%           0.93%           0.93%           0.61%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              16%              5%              9%              5%              6%
-----------------------------------------------------------------------------------------------------------------------------

                                                                      PACIFIC RIM SMALL COMPANY PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      7.92     $      7.70     $      7.89     $      9.76     $      6.55
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                         (0.13)           0.24            0.25            0.34            0.20
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      4.69            0.27           (0.06)          (1.80)           3.23
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.56            0.51            0.19           (1.46)           3.43
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.38)          (0.29)          (0.38)          (0.41)          (0.22)
   Net Realized Gains                                      --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.38)          (0.29)          (0.38)          (0.41)          (0.22)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     12.10     $      7.92     $      7.70     $      7.89     $      9.76
=============================================================================================================================
Total Return                                            60.57%           6.92%           2.32%         (15.65)%         54.36%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $    20,378     $    54,185     $    74,185     $    88,307     $   131,782
Ratio of Expenses to Average Net Assets**                0.78%           0.79%           0.75%           0.74%           0.94%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.88%           0.80%           0.75%           0.74%           0.94%
Ratio of Net Investment Income to Average
   Net Assets                                            2.87%           3.23%           3.18%           3.64%           2.50%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               2.77%           3.22%           3.18%           3.64%           2.50%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              15%             26%             10%              7%             34%
-----------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                     UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     14.24     $     16.23     $     19.31     $     24.22     $     21.63
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.62            0.50            0.47            0.65            0.77
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                            5.26           (1.23)          (1.26)          (1.89)           5.67
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     5.88           (0.73)          (0.79)          (1.24)           6.44
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.54)          (0.48)          (0.63)          (0.82)          (0.81)
   Net Realized Gains                                   (0.32)          (0.78)          (1.66)          (2.85)          (3.04)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.86)          (1.26)          (2.29)          (3.67)          (3.85)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     19.26     $     14.24     $     16.23     $     19.31     $     24.22
=============================================================================================================================
Total Return                                            44.01%          (5.13)%         (5.36)%         (6.57)%         36.08%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $    12,209     $    28,985     $    41,143     $    56,400     $    83,826
Ratio of Expenses to Average Net Assets**                0.73%           0.73%           0.74%           0.73%           0.72%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.96%           0.80%           0.79%           0.74%           0.72%
Ratio of Net Investment Income to Average
   Net Assets                                            2.83%           2.55%           2.38%           2.59%           3.11%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               2.60%           2.48%           2.33%           2.58%           3.11%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series               7%              6%             14%             11%              5%
-----------------------------------------------------------------------------------------------------------------------------

                                                                      CONTINENTAL SMALL COMPANY PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      8.93     $      9.96     $     12.33     $     14.29     $     17.42
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.49            0.23            0.27            0.33            0.24
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                            3.83            0.02           (0.85)          (0.01)          (1.26)
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.32            0.25           (0.58)           0.32           (1.02)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.22)          (0.27)          (0.32)          (0.25)          (0.29)
   Net Realized Gains                                   (0.43)          (1.01)          (1.47)          (2.03)          (1.82)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.65)          (1.28)          (1.79)          (2.28)          (2.11)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     12.60     $      8.93     $      9.96     $     12.33     $     14.29
=============================================================================================================================
Total Return                                            52.10%           2.71%          (5.85)%          2.26%          (6.26)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $    24,376     $    60,743     $    82,883     $   110,220     $   160,743
Ratio of Expenses to Average Net Assets**                0.77%           0.78%           0.76%           0.72%           0.70%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)**                                           0.88%           0.78%           0.76%           0.72%           0.70%
Ratio of Net Investment Income to Average
   Net Assets                                            2.07%           1.84%           2.28%           1.92%           1.56%
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               1.96%           1.84%           2.28%           1.92%           1.56%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              11%             12%             12%              9%             11%
-----------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series

                 See accompanying Notes to Financial Statements.

                                                                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      7.42     $      7.39     $      7.84     $      8.49     $      7.54
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.16            0.15            0.19            0.18            0.14
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      4.09            0.06           (0.20)          (0.63)           1.12
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.25            0.21           (0.01)          (0.45)           1.26
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.15)          (0.18)          (0.18)          (0.20)          (0.15)
   Net Realized Gains                                      --              --           (0.26)             --           (0.16)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.15)          (0.18)          (0.44)          (0.20)          (0.31)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     11.52     $      7.42     $      7.39     $      7.84     $      8.49
=============================================================================================================================
Total Return                                            58.44%           2.95%          (0.15)%         (5.36)%         17.54%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,095,697     $   576,537     $   492,911     $   472,235     $   525,133
Ratio of Expenses to Average Net Assets                  0.81%           0.83%           0.83%           0.82%           0.83%
Ratio of Net Investment Income to Average Net
   Assets                                                1.75%           1.87%           2.36%           2.28%           1.81%
Portfolio Turnover Rate                                    10%             21%             13%             16%             16%
Portfolio Turnover Rate of Master Fund Series            N/A@            N/A@            N/A@            N/A@            N/A@
-----------------------------------------------------------------------------------------------------------------------------

                                                                           EMERGING MARKETS PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      8.65     $      8.62     $      9.52     $     12.37     $      8.16
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.16            0.10            0.12            0.11            0.08
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      3.18            0.05           (0.96)          (2.86)           4.22
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     3.34            0.15           (0.84)          (2.75)           4.30
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.12)          (0.12)          (0.06)          (0.10)          (0.09)
   Net Realized Gains                                      --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.12)          (0.12)          (0.06)          (0.10)          (0.09)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     11.87     $      8.65     $      8.62     $      9.52     $     12.37
=============================================================================================================================
Total Return                                            39.13%           1.71%          (8.95)%        (22.49)%         53.34%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   594,076     $   333,866     $   298,036     $   286,152     $   330,604
Ratio of Expenses to Average Net Assets                  0.78%(a)        0.78%(a)        0.90%(a)        0.90%(a)        0.91%(a)
Ratio of Net Investment Income to Average Net
   Assets                                                1.79%           1.20%           1.50%           0.90%           0.90%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series               1%              8%              6%             12%             16%
-----------------------------------------------------------------------------------------------------------------------------

(a) Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series
N/A@ Not applicable, as the Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                                      EMERGING MARKETS SMALL CAP PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      5.89     $      5.33     $      6.79     $     14.88     $      9.09
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.10            0.06            0.10            0.12            0.04
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      2.88            0.54           (0.65)          (1.68)           6.11
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     2.98            0.60           (0.55)          (1.56)           6.15
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.07)          (0.04)          (0.06)          (0.15)          (0.06)
   Net Realized Gains                                   (0.06)             --           (0.85)          (6.38)          (0.30)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.13)          (0.04)          (0.91)          (6.53)          (0.36)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $      8.74     $      5.89     $      5.33     $      6.79     $     14.88
=============================================================================================================================
Total Return                                            51.84%          11.23%          (9.44)%        (23.38)%         70.30%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $    84,353     $    26,516     $    15,172     $    10,992     $    11,734
Ratio of Expenses to Average Net Assets**                1.12%           1.20%           1.56%           1.56%           1.77%
Ratio of Net Investment Income to Average
   Net Assets                                            1.81%           1.31%           1.18%           0.77%           0.73%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series               6%             16%             14%             20%             24%
-----------------------------------------------------------------------------------------------------------------------------

                                                                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     10.39     $     10.31     $     10.21     $     10.17     $     10.22
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.16            0.27            0.51            0.60            0.52
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      0.03            0.08            0.11            0.04           (0.04)
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     0.19            0.35            0.62            0.64            0.48
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.16)          (0.27)          (0.52)          (0.60)          (0.52)
   Net Realized Gains                                   (0.12)             --              --              --           (0.01)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.28)          (0.27)          (0.52)          (0.60)          (0.53)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.30     $     10.39     $     10.31     $     10.21     $     10.17
=============================================================================================================================
Total Return                                             1.85%           3.43%           6.21%           6.49%           4.80%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,454,736     $   992,307     $   739,847     $   725,284     $   712,520
Ratio of Expenses to Average Net Assets**                0.20%           0.20%           0.20%           0.20%           0.21%
Ratio of Net Investment Income to Average
   Net Assets                                            1.45%           2.56%           5.04%           5.90%           5.07%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series             143%            154%             55%             35%             58%
-----------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series

                 See accompanying Notes to Financial Statements.

                                                                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     10.19     $      9.95     $     10.05     $     10.31     $     10.21
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.22            0.25            0.19            1.01            0.56
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      0.01            0.20            0.45           (0.41)          (0.09)
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     0.23            0.45            0.64            0.60            0.47
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.34)          (0.21)          (0.56)          (0.86)          (0.36)
   Net Realized Gains                                      --              --              --              --           (0.01)
   Return of Capital                                       --              --           (0.18)             --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.34)          (0.21)          (0.74)          (0.86)          (0.37)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.08     $     10.19     $      9.95     $     10.05     $     10.31
=============================================================================================================================
Total Return                                             2.26%           4.54%           6.75%           6.18%           4.69%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,195,072     $   799,214     $   596,119     $   518,491     $   531,488
Ratio of Expenses to Average Net Assets                  0.25%(a)        0.25%(a)        0.27%(a)        0.27%(a)        0.27%(a)
Ratio of Net Investment Income to Average
   Net Assets                                            1.68%           2.58%           1.34%           9.97%           5.59%
Portfolio Turnover Rate                                   N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series             144%            138%            113%             73%             78%
-----------------------------------------------------------------------------------------------------------------------------

                                                                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     11.05     $     10.56     $     10.32     $     10.26     $     10.35
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.34            0.41            0.49            0.59            0.49
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      0.10            0.51            0.32            0.01           (0.08)
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     0.44            0.92            0.81            0.60            0.41
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.38)          (0.43)          (0.57)          (0.54)          (0.50)
   Net Realized Gains                                      --              --              --              --              --
   Return of Capital                                       --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.38)          (0.43)          (0.57)          (0.54)          (0.50)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     11.11     $     11.05     $     10.56     $     10.32     $     10.26
=============================================================================================================================
Total Return                                             4.02%           9.06%           8.18%           6.16%           4.11%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   402,992     $   315,290     $   243,880     $   218,557     $   219,022
Ratio of Expenses to Average Net Assets                  0.27%           0.26%           0.27%           0.28%           0.28%
Ratio of Net Investment Income to Average
   Net Assets                                            3.20%           4.09%           4.79%           5.75%           4.95%
Portfolio Turnover Rate                                   149%             19%            189%             60%             57%
Portfolio Turnover Rate of Master Fund Series            N/A@            N/A@            N/A@            N/A@            N/A@
-----------------------------------------------------------------------------------------------------------------------------

(a) Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to Master Fund Series
N/A@ Not applicable, as the DFA Five-Year Government Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     10.93     $     10.50     $     10.50     $     10.53     $     10.65
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.33            0.33            0.50            0.61            0.37
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      0.15            0.44            0.22              --            0.01
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     0.48            0.77            0.72            0.61            0.38
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.39)          (0.33)          (0.72)          (0.64)          (0.22)
   Net Realized Gains                                   (0.10)          (0.01)             --              --           (0.28)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.49)          (0.34)          (0.72)          (0.64)          (0.50)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.92     $     10.93     $     10.50     $     10.50     $     10.53
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                             4.45%           7.55%           7.23%           6.09%           3.63%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   969,439     $   761,717     $   628,936     $   517,325     $   472,334
Ratio of Expenses to Average Net Assets                  0.34%           0.35%           0.37%           0.38%           0.39%
Ratio of Net Investment Income to Average
   Net Assets                                            3.23%           4.09%           4.04%           4.15%           3.62%
Portfolio Turnover Rate                                   103%             79%            113%             80%             59%
-----------------------------------------------------------------------------------------------------------------------------

                                                              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     12.39     $     11.90     $     11.18     $     10.84     $     11.78
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.62            0.65            0.65            0.63            0.61
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                     (0.02)           0.48            0.71            0.38           (0.89)
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     0.60            1.13            1.36            1.01           (0.28)
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.65)          (0.64)          (0.64)          (0.63)          (0.58)
   Net Realized Gains                                   (0.20)             --              --           (0.04)          (0.08)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.85)          (0.64)          (0.64)          (0.67)          (0.66)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     12.14     $     12.39     $     11.90     $     11.18     $     10.84
=============================================================================================================================
Total Return                                             4.86%           9.95%          12.57%           9.75%          (2.41)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   316,234     $   300,059     $   310,661     $   286,444     $   256,376
Ratio of Expenses to Average Net Assets                  0.17%           0.16%           0.16%           0.18%           0.21%
Ratio of Net Investment Income to Average
   Net Assets                                            4.91%           5.37%           5.60%           6.00%           5.58%
Portfolio Turnover Rate                                    23%             14%             17%              8%             13%
-----------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                        DFA SHORT TERM
                                                   MUNICIAPAL BOND PORTFOLIO
                                                  ---------------------------
                                                     YEAR         AUG. 20 (1)
                                                     ENDED            TO
                                                   NOV. 30,        NOV. 30,
                                                     2003            2002
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      9.97     $     10.00
                                                  -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.16            0.04
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      0.15           (0.04)
                                                  -----------     -----------
    Total From Investment Operations                     0.31              --
-----------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.15)          (0.03)
   Net Realized Gains                                      --              --
                                                  -----------     -----------
    Total Distributions                                 (0.15)          (0.03)
-----------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.13     $      9.97
=============================================================================
Total Return                                             3.17%          (0.03)%#
-----------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   213,389     $    78,819
Ratio of Expenses to Average Net Assets                  0.30%           0.30%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses)                                             0.34%           0.75%*
Ratio of Net Investment Income to Average
   Net Assets                                            1.60%           1.71%*
Ratio of Net Investment Income to Average
   Net Assets (Excluding Waivers and
   Assumption of Expenses)                               1.56%           1.26%*
Portfolio Turnover Rate                                     0%              0%
-----------------------------------------------------------------------------

(1)  Commencement of operations
*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-three of the Fund's forty portfolios (the "Portfolios") are included in this report. Of the remaining seventeen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, seven are presented in separate reports, and four have not commenced operations.

    The following Portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                     PERCENTAGE
                                                                                                      OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                           SERIES (MASTER FUNDS)                            AT 11/30/03
-------------------------                           ---------------------                            -----------
U.S. Large Company Portfolio                        The U.S. Large Company Series                            34%
Enhanced U.S. Large Company Portfolio               The Enhanced U.S. Large Company Series                  100%
U.S. Large Cap Value Portfolio                      The U.S. Large Cap Value Series                          82%
U.S. Small XM Value Portfolio                       The U.S. Small XM Value Series                           54%
U.S. Small Cap Value Portfolio                      The U.S. Small Cap Value Series                          93%
U.S. Small Cap Portfolio                            The U.S. Small Cap Series                                77%
U.S. Micro Cap Portfolio                            The U.S. Micro Cap Series                               100%
International Small Company Portfolio               The Japanese Small Company Series                        86%
                                                    The Pacific Rim Small Company Series                     81%
                                                    The United Kingdom Small Company Series                  86%
                                                    The Continental Small Company Series                     88%
Japanese Small Company Portfolio                    The Japanese Small Company Series                         8%
Pacific Rim Small Company Portfolio                 The Pacific Rim Small Company Series                     13%
United Kingdom Small Company Portfolio              The United Kingdom Small Company Series                   8%
Continental Small Company Portfolio                 The Continental Small Company Series                      5%
Emerging Markets Portfolio                          The Emerging Markets Series                              98%
Emerging Markets Small Cap Portfolio                The Emerging Markets Small Cap Series                    72%
DFA One-Year Fixed Income Portfolio                 The DFA One-Year Fixed Income Series                    100%
DFA Two-Year Global Fixed Income Portfolio          The DFA Two-Year Global Fixed Income Series             100%

    Each Feeder Fund, with the exception of the International Small Company Portfolio (which invests in the four funds indicated), invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements.

    In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values securities at the mean between the most recent bid and asked prices. Securities held by the Large Cap International Portfolio and the DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    The International Equity Portfolios value their investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments.

    Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for the U.S. Large Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. Dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    The U.S. Large Company Portfolio, the International Small Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio each accrue their respective share of income and expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

    The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

    For the year ended November 30, 2003, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

            DFA Real Estate Securities Portfolio                                0.30 of 1%
            Large Cap International Portfolio                                   0.25 of 1%
            DFA International Small Cap Value Portfolio                         0.65 of 1%
            DFA Five-Year Government Portfolio                                  0.20 of 1%
            DFA Five-Year Global Fixed Income Portfolio                         0.25 of 1%
            DFA Intermediate Government Fixed Income Portfolio                  0.10 of 1%(a)
            DFA Short-Term Municipal Bond Portfolio                             0.20 of 1%

(a) Effective June 1, 1999, the DFA Intermediate Government Fixed Income Portfolio changed its advisory fee from 0.15 of 1% of average daily net assets to 0.10 of 1% of average daily net assets.

     For the year ended November 30, 2003, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates of average daily net assets:

            U.S. Large Company Portfolio                                       0.215 of 1%
            Enhanced U.S. Large Company Portfolio                               0.15 of 1%
            U.S. Large Cap Value Portfolio                                      0.15 of 1%
            U.S. Small XM Value Portfolio                                       0.30 of 1%
            U.S. Small Cap Value Portfolio                                      0.30 of 1%
            U.S. Small Cap Portfolio                                            0.32 of 1%
            U.S. Micro Cap Portfolio                                            0.40 of 1%
            International Small Company Portfolio                               0.40 of 1%
            Japanese Small Company Portfolio                                    0.40 of 1%
            Pacific Rim Small Company Portfolio                                 0.40 of 1%
            United Kingdom Small Company Portfolio                              0.40 of 1%
            Continental Small Company Portfolio                                 0.40 of 1%
            Emerging Markets Portfolio                                          0.40 of 1%
            Emerging Markets Small Cap Portfolio                                0.45 of 1%
            DFA One-Year Fixed Income Portfolio                                 0.10 of 1%
            DFA Two-Year Global Fixed Income Portfolio                          0.10 of 1%

    For the U.S. Large Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of The U.S. Large Company Series) to the extent necessary to limit the expenses to 0.15% of average net assets on an annualized basis. At any time that the annualized expenses of the U.S. Large Company Portfolio are less than 0.15% of average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.15% of average net assets on an annualized basis. At November 30, 2003, approximately $3,887,000 of previously waived fees were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2006.

    The Advisor agreed to waive its administrative service fee and/or assume the direct expenses of Enhanced U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 0.45% of the average daily net assets of the portfolio. At any time that the direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. At November 30, 2003, there were no waived fees subject to future reimbursement.

    The Advisor agreed to waive its administrative service fee and/or assume the direct expenses of U.S. Small XM Value Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.50% of the average daily net assets of the Portfolio. At any time that the direct and indirect expenses of the Portfolio are less than 0.50% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. At November 30, 2003, approximately $23,000 of previously waived fees of U.S. Small XM Value Portfolio were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2006.

    For the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the International Small Company Portfolio to 0.45% of its average net assets on an annualized basis. At any time that the direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, exclusive of the indirect expenses of the Master Fund, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. At November 30, 2003, there were no waived fees subject to future reimbursement.

    For the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, and the Japanese Small Company Portfolio, the Advisor has agreed to waive its administration fees and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolios to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses each Portfolio bears as a shareholder of their master funds. At any time that the direct expenses of each Portfolio are less than 0.47% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.47% of their average net assets on an annualized basis. At November 30, 2003 approximately $36,700, $86,000, $35,000, and $35,600 respectively, of waived fees of the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, and the Japanese Small Company Portfolio were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2006.

    The Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of Emerging Markets Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 1.00% of the average daily net assets of the portfolio. At any time that the total direct and indirect expenses of the Portfolio are less than 1.00% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived during the prior thirty-six months. At November 30, 2003, there were no waivers or fees subject to future reimbursement by the Advisor.

    For the DFA Short-Term Municipal Bond Portfolio, the Advisor has contractually agreed to waive its management fee to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months prior to the date of such reimbursement.

    At November 30, 2003, approximately $125,000 of waived fees of DFA Short-Term Municipal Bond Portfolio were subject to future reimbursement over various periods not exceeding November 30, 2006. Certain officers of the Portfolios are also officers, and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

            U.S. Large Company Portfolio                                       $ 12,014
            Enhanced U.S. Large Company Portfolio                                 1,798
            U.S. Large Cap Value Portfolio                                       19,435
            U.S. Small XM Value Portfolio                                         1,012
            U.S. Small Cap Value Portfolio                                       46,655
            U.S. Small Cap Portfolio                                             11,563
            U.S. Micro Cap Portfolio                                             28,439
            DFA Real Estate Securities Portfolio                                  7,987
            Large Cap International Portfolio                                     5,650
            International Small Company Portfolio                                 9,228
            Japanese Small Company Portfolio                                        500
            Pacific Rim Small Company Portfolio                                     437
            United Kingdom Small Company Portfolio                                  261
            Continental Small Company Portfolio                                     480
            DFA International Small Cap Value Portfolio                          11,009
            Emerging Markets Portfolio                                            6,019
            Emerging Markets Small Cap Portfolio                                    656
            DFA One-Year Fixed Income Portfolio                                  18,786
            DFA Two-Year Global Fixed Income Portfolio                           14,625
            DFA Five-Year Government Portfolio                                    5,418
            DFA Five-Year Global Fixed Income Portfolio                          12,423
            DFA Intermediate Government Fixed Income Portfolio                    4,499
            DFA Short-Term Municipal Bond Portfolio                               2,068

E. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2003, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                               U.S. GOVERNMENT            OTHER INVESTMENT
                                                                  SECURITIES                 SECURITIES
                                                          -------------------------   -------------------------
                                                           PURCHASES       SALES       PURCHASES       SALES
                                                          -----------   -----------   -----------   -----------
DFA Real Estate Securities Portfolio                               --            --   $   238,877   $     8,192
Large Cap International Portfolio                                  --            --        89,343         3,082
DFA International Small Cap Value Portfolio                        --            --       109,679        61,879
DFA Five-Year Government Portfolio                        $   613,898   $   531,343            --            --
DFA Five-Year Global Fixed Income Portfolio                        --            --     1,055,793       842,705
DFA Intermediate Government Fixed Income Portfolio             36,335        32,211        46,275        36,176
DFA Short-Term Municipal Bond Portfolio                            --            --        92,336            --

F. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since it is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    During the year ended November 30, 2003, the following Portfolios' realized net foreign currency gains/losses, which increased/decreased distributable net income for tax purposes; accordingly such gains/losses have been reclassified from accumulated net realized gains/losses to accumulated net investment income
(loss).

            Large Cap International Portfolio                                $  96,932
            International Small Company Portfolio                              309,404
            Japanese Small Company Portfolio                                     7,073
            Pacific Rim Small Company Portfolio                                  5,517
            United Kingdom Small Company Portfolio                               2,762
            Continental Small Company Portfolio                                 76,400
            DFA International Small Cap Value Portfolio                        438,280
            Emerging Markets Portfolio                                        (276,110)
            Emerging Markets Small Cap Portfolio                               (90,264)
            DFA Five-Year Global Fixed Income Portfolio                       (826,222)

    At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                                 GROSS UNREALIZED   GROSS UNREALIZED
                                                                   APPRECIATION       DEPRECIATION         NET
                                                                 ----------------   ----------------   ------------
U.S. Large Company Portfolio                                      $    246,121        $  (147,746)      $    98,375
Enhanced U.S. Large Company Portfolio                                       --            (26,833)          (26,833)
U.S. Large Cap Value Portfolio                                         240,218            (98,177)          142,041
U.S. Small XM Value Portfolio                                           18,054                 --            18,054
U.S. Small Cap Value Portfolio                                       1,296,500           (158,359)        1,138,141
U.S. Small Cap Portfolio                                               161,309                 --           161,309
U.S. Micro Cap Portfolio                                               805,472                 --           805,472
DFA Real Estate Securities Portfolio                                   175,277             (7,977)          167,300
Large Cap International Portfolio                                       69,658            (75,960)           (6,302)
International Small Company Portfolio                                  151,739             (4,114)          147,625
Japanese Small Company Portfolio                                        24,237           (156,662)         (132,425)
Pacific Rim Small Company Portfolio                                     48,962            (81,261)          (32,299)
United Kingdom Small Company Portfolio                                  70,365            (66,199)            4,166
Continental Small Company Portfolio                                     62,763            (55,018)            7,745
DFA International Small Cap Value Portfolio                            297,390           (124,687)          172,703
Emerging Markets Portfolio                                             170,948            (75,513)           95,435
Emerging Markets Small Cap Portfolio                                    15,691                 --            15,691
DFA One-Year Fixed Income Portfolio                                     13,550             (6,570)            6,980
DFA Two-Year Global Fixed Income Portfolio                              11,934             (8,098)            3,836
DFA Five-Year Government Portfolio                                         287             (3,489)           (3,202)
DFA Five-Year Global Fixed Income Portfolio                              2,752            (10,494)           (7,742)
DFA Intermediate Government Fixed Income Portfolio                      21,940             (1,201)           20,739
DFA Short-Term Municipal Bond Portfolio                                  1,307               (228)            1,079

    For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                EXPIRES ON NOVEMBER 30,
                                                                -----------------------
                                   2005       2006       2007       2008       2009       2010       2011      TOTAL
                                 --------   --------   --------   --------   --------   --------   --------   --------
U.S. Large Company
  Portfolio                            --         --         --         --   $  2,253         --   $ 28,799   $ 31,052
Enhanced U.S. Large
  Company Portfolio                    --         --         --         --          9         --      2,572      2,581
U.S. Large Cap
  Value Portfolio                      --         --         --         --         --   $  1,412         --      1,412
Large Cap International
  Portfolio                            --         --         --         --      2,431     18,180        533     21,144
International Small
  Company Portfolio                    --         --         --         --      1,816        272         --      2,088
Japanese Small
  Company Portfolio              $  1,532   $  7,918   $  2,826   $    632      3,508      4,453     19,912     40,781
Pacific Rim Small
  Company Portfolio                    --         --        566         --        906      3,164      6,171     10,807
United Kingdom
  Small Co. Portfolio                  --         --         --         --         --        102         --        102
Emerging Markets Portfolio             --        962      1,831         --     18,234     19,225      7,371     47,623
DFA One-Year Fixed
  Income Portfolio                     --         --         --         45         --         --         --         45
DFA Two-Year Global
  Fixed Income Portfolio               --         --         --         --        550         --         --        550

    During the year ended November 30, 2003, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

            International Small Company Portfolio                            $ 10,052,000
            DFA International Small Cap Value Portfolio                         2,094,000
            DFA One-Year Fixed Income Portfolio                                    42,000
            DFA Two-Year Global Fixed Income Portfolio                            617,000
            DFA Five-Year Government Portfolio                                  2,289,000

    Certain of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                                  MARK TO MARKET   REALIZED GAINS
                                                                  --------------   --------------
            Large Cap International Portfolio                      $ 1,280,889      $    37,739
            International Small Company Portfolio                    1,824,415        1,016,120
            Japanese Small Company Portfolio                            42,726            7,294
            Pacific Rim Small Company Portfolio                        521,735          739,744
            United Kingdom Small Company Portfolio                      38,842           16,885
            Continental Small Company Portfolio                         94,741          436,445
            DFA International Small Cap Value Portfolio              5,100,660          977,325
            Emerging Markets Portfolio                               1,702,489          309,704
            Emerging Markets Small Cap Portfolio                       215,229          112,990

    The Emerging Markets Portfolio's investment in the Emerging Markets Series reflects a spinoff of Telebras Common Shares and Preferred Shares from 1998. This was treated as a spin-off of twelve other companies. It was determined to be a taxable event for federal income tax purposes. As a result, the entire amount of the mark to market of the security was distributed as realized gains in 1998 (and the proportionate amount was passed down to the Emerging Markets Portfolio). Subsequently, as the spun off companies are sold from The Emerging Markets Series, the Emerging Markets Portfolio will reverse it's proportionate amount of the realized $1,346,024 from distributable realized gains in the year ended November 30, 2003.

G. COMPONENTS OF NET ASSETS:

    At November 30, 2003, net assets consist of (amounts in thousands):

                                          ACCUMULATED                  ACCUMULATED    DEFERRED
                                              NET                      NET REALIZED   THAILAND
                                          INVESTMENT    ACCUMULATED      FOREIGN      CAPITAL
                               PAID-IN      INCOME      NET REALIZED     EXCHANGE      GAINS
                               CAPITAL      (LOSS)      GAIN (LOSS)    GAIN (LOSS)      TAX
                             ----------   -----------   ------------   ------------   --------
U.S. Large
  Company Portfolio          $  946,018   $     3,955   $    (80,766)            --         --
Enhanced U.S. Large
  Company Portfolio             170,776           127        (35,318)            --         --
U.S. Large Cap
  Value Portfolio             1,564,157         4,674       (110,651)            --         --
U.S. Small XM Value
  Portfolio                      72,443           172          4,454             --         --
U.S. Small Cap
  Value Portfolio             2,843,668        11,789         57,789             --         --
U.S. Small Cap Portfolio        969,446         3,318        (66,161)            --         --
U.S. Micro Cap Portfolio      1,778,734         4,090        (64,269)            --         --

                               UNREALIZED
                             APPRECIATION
                             (DEPRECIATION)
                             OF INVESTMENT    UNREALIZED
                               SECURITIES,   NET FOREIGN
                              FUTURES AND      EXCHANGE                  NUMBER OF
                                FOREIGN         GAIN        TOTAL NET      SHARES
                                CURRENCY       (LOSS)        ASSETS      AUTHORIZED
                             --------------  -----------   -----------   -----------
U.S. Large
  Company Portfolio          $      148,058           --   $ 1,017,265   200,000,000
Enhanced U.S. Large
  Company Portfolio                   5,904           --       141,489   100,000,000
U.S. Large Cap
  Value Portfolio                   251,248           --     1,709,428   100,000,000
U.S. Small XM Value
  Portfolio                          19,855           --        96,924   100,000,000
U.S. Small Cap
  Value Portfolio                 1,296,501           --     4,209,747   300,000,000
U.S. Small Cap Portfolio            227,424           --     1,134,027   100,000,000
U.S. Micro Cap Portfolio            904,292           --     2,622,847   300,000,000

                                          ACCUMULATED                  ACCUMULATED    DEFERRED
                                              NET                      NET REALIZED   THAILAND
                                          INVESTMENT    ACCUMULATED      FOREIGN      CAPITAL
                               PAID-IN      INCOME      NET REALIZED     EXCHANGE      GAINS
                               CAPITAL      (LOSS)      GAIN (LOSS)    GAIN (LOSS)      TAX
                             ----------   -----------   ------------   ------------   --------
DFA Real Estate
  Securities Portfolio       $  600,168   $     7,729   $      9,346             --         --
Large Cap International
  Portfolio                     522,361         7,754        (21,958)  $         99         --
International Small
  Company Portfolio             749,865        11,283         (1,208)           309         --
Japanese Small
  Company Portfolio             195,881           (15)       (43,472)             7         --
Pacific Rim Small
  Company Portfolio              62,901          (682)       (10,115)             6         --
United Kingdom Small
  Company Portfolio               7,645           443            (97)             3         --
Continental Small
  Company Portfolio              12,673           677          3,060             76         --
DFA International Small
  Cap Value Portfolio           896,838        11,022          9,441            439         --
Emerging Markets
  Portfolio                     544,836         5,437        (49,535)          (276)  $ (2,618)
Emerging Markets Small
  Cap Portfolio                  67,759           740            636            (90)      (598)
DFA One-Year Fixed
  Income Portfolio            1,447,693           108         (6,615)            --         --
DFA Two-Year Global
  Fixed Income Portfolio      1,189,776        (8,338)         1,361             --         --
DFA Five-Year
  Government Portfolio          386,786         5,809         13,598             --         --
DFA Five-Year Global
  Fixed Income Portfolio        932,398         8,128         37,464           (826)        --
DFA Intermediate
  Government Fixed
  Income Portfolio           $  284,366   $     3,642   $      7,487             --         --
DFA Short-Term
  Municipal Bond
  Portfolio                     212,007           303             --             --         --

                               UNREALIZED
                              APPRECIATION
                             (DEPRECIATION)
                             OF INVESTMENT    UNREALIZED
                              SECURITIES,    NET FOREIGN
                              FUTURES AND      EXCHANGE                    NUMBER OF
                                FOREIGN         GAIN        TOTAL NET       SHARES
                                CURRENCY       (LOSS)        ASSETS       AUTHORIZED
                             --------------  -----------   -----------    -----------
DFA Real Estate
  Securities Portfolio       $     166,162            --   $   783,405    100,000,000
Large Cap International
  Portfolio                         (4,168)  $        35       504,123    150,000,000
International Small
  Company Portfolio                149,449           189       909,887    100,000,000
Japanese Small
  Company Portfolio               (129,684)           (4)       22,713     50,000,000
Pacific Rim Small
  Company Portfolio                (31,729)           (3)       20,378     50,000,000
United Kingdom Small
  Company Portfolio                  4,212             3        12,209     20,000,000
Continental Small
  Company Portfolio                  7,840            50        24,376    200,000,000
DFA International Small
  Cap Value Portfolio              177,842           115     1,095,697    200,000,000
Emerging Markets
  Portfolio                         96,232            --       594,076    100,000,000
Emerging Markets Small
  Cap Portfolio                     15,907            (1)       84,353    100,000,000
DFA One-Year Fixed
  Income Portfolio                  13,550            --     1,454,736    300,000,000
DFA Two-Year Global
  Fixed Income Portfolio            12,273            --     1,195,072    200,000,000
DFA Five-Year
  Government Portfolio              (3,201)           --       402,992    100,000,000
DFA Five-Year Global
  Fixed Income Portfolio            (7,742)           17       969,439    100,000,000
DFA Intermediate
  Government Fixed
  Income Portfolio           $      20,739            --   $   316,234    100,000,000
DFA Short-Term
  Municipal Bond
  Portfolio                          1,079            --       213,389    100,000,000

H. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    All open repurchase agreements were entered into on November 28, 2003.

    2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2003, the DFA Five-Year Global Fixed Income Portfolio had no outstanding Forward Currency Contracts.

    Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

I. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit during the year ended November 30, 2003.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings under the line of credit during the year ended November 30, 2003.

J. REIMBURSEMENT FEES:

    Until March 30, 2002, shares of the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio, the Emerging Markets Small Cap Portfolio and the DFA International Small Cap Value Portfolio were sold at a public offering price equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees were recorded as an addition to paid-in capital.

    The reimbursement fees for the Japanese Small Company Portfolio and the Emerging Markets Portfolio were .50% of the net asset value of their shares. The reimbursement fees for the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio and the Emerging Markets Small Cap Portfolio were 1.00% of the net asset value of their shares. The reimbursement fee for the DFA International Small Cap Value Portfolio and the International Small Company Portfolio were 0.675% of the net asset value of its shares.

    Effective March 30, 2002, the Portfolios no longer charge reimbursement fees.

K. SECURITIES LENDING:

    As of November 30, 2003, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNC Bank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Fund, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2003, and the results of each of their operations, for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodians, transfer agent of the investee funds and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        DIMENSIONAL INVESTMENT GROUP INC.

                                PERFORMANCE CHART

[CHART]

DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
FEBRUARY 15, 1994-NOVEMBER 30, 2003

GROWTH OF $10,000

              DFA INTERNATIONAL VALUE PORTFOLIO       MSCI EAFE INDEX (NET DIVIDENDS)
Feb-1994                             $   10,000
Feb-1994                             $   10,100                            $   10,000
Mar-1994                             $    9,830                            $    9,569
Apr-1994                             $   10,161                            $    9,975
May-1994                             $   10,221                            $    9,918
Jun-1994                             $   10,336                            $   10,058
Jul-1994                             $   10,538                            $   10,155
Aug-1994                             $   10,699                            $   10,396
Sep-1994                             $   10,322                            $   10,068
Oct-1994                             $   10,756                            $   10,404
Nov-1994                             $   10,187                            $    9,903
Dec-1994                             $   10,246                            $    9,966
Jan-1995                             $    9,840                            $    9,583
Feb-1995                             $    9,819                            $    9,556
Mar-1995                             $   10,395                            $   10,152
Apr-1995                             $   10,719                            $   10,533
May-1995                             $   10,648                            $   10,408
Jun-1995                             $   10,543                            $   10,225
Jul-1995                             $   11,137                            $   10,862
Aug-1995                             $   10,748                            $   10,448
Sep-1995                             $   10,815                            $   10,652
Oct-1995                             $   10,609                            $   10,365
Nov-1995                             $   10,894                            $   10,653
Dec-1995                             $   11,423                            $   11,083
Jan-1996                             $   11,537                            $   11,128
Feb-1996                             $   11,599                            $   11,166
Mar-1996                             $   11,768                            $   11,404
Apr-1996                             $   12,223                            $   11,736
May-1996                             $   12,109                            $   11,520
Jun-1996                             $   12,147                            $   11,584
Jul-1996                             $   11,824                            $   11,246
Aug-1996                             $   11,865                            $   11,271
Sep-1996                             $   12,070                            $   11,570
Oct-1996                             $   11,955                            $   11,452
Nov-1996                             $   12,489                            $   11,908
Dec-1996                             $   12,315                            $   11,755
Jan-1997                             $   11,905                            $   11,343
Feb-1997                             $   12,014                            $   11,529
Mar-1997                             $   12,053                            $   11,571
Apr-1997                             $   11,988                            $   11,632
May-1997                             $   12,896                            $   12,389
Jun-1997                             $   13,446                            $   13,072
Jul-1997                             $   13,632                            $   13,284
Aug-1997                             $   12,739                            $   12,291
Sep-1997                             $   13,200                            $   12,980
Oct-1997                             $   12,511                            $   11,983
Nov-1997                             $   11,974                            $   11,861
Dec-1997                             $   11,929                            $   11,964
Jan-1998                             $   12,643                            $   12,511
Feb-1998                             $   13,470                            $   13,314
Mar-1998                             $   14,066                            $   13,724
Apr-1998                             $   14,111                            $   13,832
May-1998                             $   14,233                            $   13,764
Jun-1998                             $   14,097                            $   13,869
Jul-1998                             $   14,255                            $   14,009
Aug-1998                             $   12,386                            $   12,273
Sep-1998                             $   11,716                            $   11,898
Oct-1998                             $   12,882                            $   13,138
Nov-1998                             $   13,447                            $   13,810
Dec-1998                             $   13,702                            $   14,356
Jan-1999                             $   13,428                            $   14,313
Feb-1999                             $   13,086                            $   13,972
Mar-1999                             $   13,886                            $   14,555
Apr-1999                             $   14,709                            $   15,144
May-1999                             $   13,966                            $   14,364
Jun-1999                             $   14,589                            $   14,924
Jul-1999                             $   15,110                            $   15,368
Aug-1999                             $   15,259                            $   15,425
Sep-1999                             $   15,317                            $   15,580
Oct-1999                             $   15,236                            $   16,157
Nov-1999                             $   15,189                            $   16,717
Dec-1999                             $   15,935                            $   18,219
Jan-2000                             $   14,705                            $   17,062
Feb-2000                             $   14,339                            $   17,521
Mar-2000                             $   15,124                            $   18,201
Apr-2000                             $   14,734                            $   17,243
May-2000                             $   15,007                            $   16,822
Jun-2000                             $   16,056                            $   17,480
Jul-2000                             $   15,531                            $   16,748
Aug-2000                             $   15,661                            $   16,894
Sep-2000                             $   15,208                            $   16,071
Oct-2000                             $   15,088                            $   15,692
Nov-2000                             $   15,076                            $   15,103
Dec-2000                             $   15,907                            $   15,639
Jan-2001                             $   15,932                            $   15,631
Feb-2001                             $   15,446                            $   14,459
Mar-2001                             $   14,512                            $   13,495
Apr-2001                             $   15,268                            $   14,433
May-2001                             $   15,152                            $   13,923
Jun-2001                             $   14,860                            $   13,354
Jul-2001                             $   14,549                            $   13,111
Aug-2001                             $   14,757                            $   12,779
Sep-2001                             $   12,877                            $   11,484
Oct-2001                             $   12,956                            $   11,778
Nov-2001                             $   13,425                            $   12,213
Dec-2001                             $   13,481                            $   12,285
Jan-2002                             $   13,183                            $   11,633
Feb-2002                             $   13,332                            $   11,714
Mar-2002                             $   14,160                            $   12,348
Apr-2002                             $   14,634                            $   12,429
May-2002                             $   15,123                            $   12,587
Jun-2002                             $   14,698                            $   12,086
Jul-2002                             $   13,191                            $   10,893
Aug-2002                             $   13,178                            $   10,868
Sep-2002                             $   11,611                            $    9,701
Oct-2002                             $   11,942                            $   10,222
Nov-2002                             $   12,659                            $   10,686
Dec-2002                             $   12,333                            $   10,327
Jan-2003                             $   11,918                            $    9,896
Feb-2003                             $   11,683                            $    9,670
Mar-2003                             $   11,396                            $    9,480
Apr-2003                             $   12,644                            $   10,409
May-2003                             $   13,601                            $   11,040
Jun-2003                             $   14,039                            $   11,307
Jul-2003                             $   14,670                            $   11,581
Aug-2003                             $   15,050                            $   11,860
Sep-2003                             $   15,628                            $   12,225
Oct-2003                             $   16,855                            $   12,987
Nov-2003                             $   17,208                            $   13,276

ANNUALIZED           ONE         FIVE          FROM
TOTAL RETURN (%)     YEAR       YEARS    FEBRUARY 15, 1994
----------------------------------------------------------
                     35.94       5.06           5.70

- OTHE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES INCLUDED IN THE MSCI EAFE INDEX.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                        DFA INTERNATIONAL VALUE PORTFOLIO
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2003

     International equity markets had generally positive returns for the period under review. When expressed in local currencies, prices rose in nine of the ten largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 7.64% in local currency and 24.23% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003

                                                     LOCAL
                                                    CURRENCY   U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                        RETURN      RETURN
-----------------------------                       --------   -----------
United Kingdom                                         8.75%       20.20%
Japan                                                 10.89%       23.83%
France                                                 4.36%       25.05%
Switzerland                                            6.19%       21.02%
Germany                                               13.35%       35.77%
Netherlands                                           -7.05%       11.00%
Australia                                              6.24%       35.23%
Italy                                                  8.50%       29.46%
Spain                                                 11.80%       34.09%
Sweden                                                14.22%       35.75%

----------
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003 (U.S. DOLLARS)

MSCI EAFE Small Cap Index                                          45.99%
Citigroup EPAC Extended Market Index -- EPAC (small companies)     41.90%
MSCI EAFE Value Index (net dividends)                              27.79%
MSCI EAFE Index (net dividends)                                    24.23%
MSCI EAFE Growth Index (net dividends)                             20.62%

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

DFA INTERNATIONAL VALUE PORTFOLIO

     The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 597 stocks in 21 developed country markets, as of November 30, 2003, and was essentially fully invested in equities throughout the period: cash equivalents averaged less than 2.5% of the Master Fund's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.23% for the MSCI EAFE Index (net dividends), 20.62% for the MSCI EAFE Growth Index (net dividends), and 27.79% for the MSCI EAFE Value Index (net dividends). Total return for the DFA International Value Portfolio over this period was 35.94%.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (60,359,929 Shares, Cost $620,344) ++ at Value +   $      748,463
Receivable for Fund Shares Sold                                                        1,183
Prepaid Expenses and Other Assets                                                          6
                                                                              --------------
      Total Assets                                                                   749,652
                                                                              --------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                       839
   Fund Shares Redeemed                                                                  344
Due to Advisor                                                                           122
Accrued Expenses and Other Liabilities                                                    28
                                                                              --------------
      Total Liabilities                                                                1,333
                                                                              --------------
NET ASSETS                                                                    $      748,319
                                                                              ==============
SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)                                                        61,334,744
                                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                      $        12.20
                                                                              ==============

NET ASSETS CONSIST OF:
Paid-in Capital                                                               $      657,770
Accumulated Net Investment Income (Loss)                                               2,029
Accumulated Net Realized Gain (Loss)                                                 (39,599)
Unrealized Appreciation (Depreciation) from Investment Securities                    128,119
                                                                              --------------
      Total Net Assets                                                        $      748,319
                                                                              ==============

----------
+  See Note B to Financial Statements.
++ The cost for federal income tax purposes is $650,332.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company        $       13,672
                                                                              --------------
EXPENSES
   Administrative Services                                                             1,101
   Accounting & Transfer Agent Fees                                                       39
   Legal Fees                                                                             27
   Audit Fees                                                                              9
   Filing Fees                                                                            34
   Shareholders' Reports                                                                  17
   Directors' Fees and Expenses                                                            3
        Total Expenses                                                                 1,230
                                                                              --------------
   NET INVESTMENT INCOME (LOSS)                                                       12,442
                                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Capital Gain Distributions Received from The DFA Investment Trust Company             507
   Net Realized Gain (Loss) on Investment Securities Sold                             (8,106)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities                                                          180,511
                                                                              --------------
      NET GAIN (LOSS) ON INVESTMENT SECURITIES                                       172,912
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $      185,354
                                                                              ==============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                  YEAR            YEAR
                                                                                 ENDED           ENDED
                                                                                NOV. 30,        NOV. 30,
                                                                                  2003            2002
                                                                              ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                               $     12,442    $     10,097
   Capital Gain Distributions Received from The DFA Investment Trust Company           507           1,058
   Net Realized Gain (Loss) on Investment Securities Sold                           (8,106)        (17,004)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities       180,511         (21,903)
                                                                              ------------    ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations          185,354         (27,752)
                                                                              ------------    ------------
Distributions From:
   Net Investment Income                                                           (12,609)         (9,024)
   Net Short-Term Gains                                                                 --            (122)
   Net Long-Term Gains                                                                  --         (13,714)
                                                                              ------------    ------------
          Total Distributions                                                      (12,609)        (22,860)
                                                                              ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                                   217,849         192,491
   Shares Issued in Lieu of Cash Distributions                                      12,606          22,856
   Shares Redeemed                                                                (119,194)       (149,918)
                                                                              ------------    ------------
          Net Increase (Decrease) from Capital Share Transactions                  111,261          65,429
                                                                              ------------    ------------
          Total Increase (Decrease)                                                284,006          14,817
NET ASSETS
   Beginning of Period                                                             464,313         449,496
                                                                              ------------    ------------
   End of Period                                                              $    748,319    $    464,313
                                                                              ============    ============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                 22,165          19,880
      Shares Issued in Lieu of Cash Distributions                                    1,279           2,305
      Shares Redeemed                                                              (12,639)        (15,291)
                                                                              ------------    ------------
                                                                                    10,805           6,894
                                                                              ============    ============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              YEAR           YEAR           YEAR          YEAR           YEAR
                                                             ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2003           2002           2001           2000           1999
                                                          ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of Period                      $       9.19   $      10.30   $      12.58   $      13.07   $      11.88
                                                          ------------   ------------   ------------   ------------   ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                   0.22           0.23           0.25           0.24           0.28
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                             3.02          (0.78)         (1.50)         (0.32)          1.24
                                                          ------------   ------------   ------------   ------------   ------------
Total from Investment Operations                                  3.24          (0.55)         (1.25)         (0.08)          1.52
                                                          ------------   ------------   ------------   ------------   ------------
LESS DISTRIBUTIONS
   Net Investment Income                                         (0.23)         (0.21)         (0.27)         (0.22)         (0.29)
   Net Realized Gains                                               --          (0.35)         (0.76)         (0.19)         (0.04)
                                                          ------------   ------------   ------------   ------------   ------------
Total Distributions                                              (0.23)         (0.56)         (1.03)         (0.41)         (0.33)
                                                          ------------   ------------   ------------   ------------   ------------
Net Asset Value, End of Period                            $      12.20   $       9.19   $      10.30   $      12.58   $      13.07
                                                          ============   ============   ============   ============   ============
Total Return                                                     35.92%         (5.72)%       (10.96)%        (0.72)%        12.96%

Net Assets, End of Period (thousands)                     $    748,319   $    464,313   $    449,496   $    569,234   $    453,713
Ratio of Expenses to Average Net Assets **                        0.52%          0.53%          0.51%          0.52%          0.52%
Ratio of Net Investment Income to Average Net Assets              2.26%          2.35%          2.12%          1.76%          2.21%
Portfolio Turnover Rate                                            N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series                       14%            18%             6%             9%             6%

----------
**   Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2003, the Portfolio owned 47% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2003 the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $8,078.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2003, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since it is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statement of Assets and Liabilities.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

               Gross Unrealized Appreciation            $ 98,131
               Gross Unrealized Depreciation                  --
                                                        --------
               Net                                      $ 98,131
                                                        ========

     At November 30, 2003, the Portfolio had a capital loss carryforward for federal income tax purposes in the amount of approximately $9,600,000, with $8,719,000 and $881,000 expiring on November 30, 2010 and 2011, respectively.

E. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2003.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2004. There were no borrowings under the line of credit during the year ended November 30, 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF DFA INTERNATIONAL VALUE PORTFOLIO AND BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

                                  THE U.S. LARGE COMPANY SERIES         S&P 500 INDEX
Nov-1993                                             $   10,000            $   10,000
Dec-1993                                             $   10,127            $   10,123
Jan-1994                                             $   10,459            $   10,462
Feb-1994                                             $   10,176            $   10,180
Mar-1994                                             $    9,744            $    9,737
Apr-1994                                             $    9,872            $    9,863
May-1994                                             $   10,029            $   10,024
Jun-1994                                             $    9,792            $    9,777
Jul-1994                                             $   10,108            $   10,100
Aug-1994                                             $   10,523            $   10,511
Sep-1994                                             $   10,275            $   10,258
Oct-1994                                             $   10,503            $   10,493
Nov-1994                                             $   10,130            $   10,108
Dec-1994                                             $   10,280            $   10,255
Jan-1995                                             $   10,542            $   10,522
Feb-1995                                             $   10,955            $   10,930
Mar-1995                                             $   11,277            $   11,254
Apr-1995                                             $   11,601            $   11,581
May-1995                                             $   12,066            $   12,039
Jun-1995                                             $   12,351            $   12,322
Jul-1995                                             $   12,758            $   12,732
Aug-1995                                             $   12,789            $   12,766
Sep-1995                                             $   13,330            $   13,301
Oct-1995                                             $   13,279            $   13,255
Nov-1995                                             $   13,853            $   13,838
Dec-1995                                             $   14,119            $   14,094
Jan-1996                                             $   14,605            $   14,579
Feb-1996                                             $   14,729            $   14,719
Mar-1996                                             $   14,873            $   14,860
Apr-1996                                             $   15,090            $   15,078
May-1996                                             $   15,460            $   15,467
Jun-1996                                             $   15,523            $   15,531
Jul-1996                                             $   14,845            $   14,840
Aug-1996                                             $   15,148            $   15,154
Sep-1996                                             $   15,995            $   16,006
Oct-1996                                             $   16,433            $   16,445
Nov-1996                                             $   17,677            $   17,693
Dec-1996                                             $   17,322            $   17,346
Jan-1997                                             $   18,408            $   18,423
Feb-1997                                             $   18,544            $   18,572
Mar-1997                                             $   17,782            $   17,800
Apr-1997                                             $   18,836            $   18,862
May-1997                                             $   19,985            $   20,021
Jun-1997                                             $   20,873            $   20,913
Jul-1997                                             $   22,534            $   22,574
Aug-1997                                             $   21,281            $   21,319
Sep-1997                                             $   22,441            $   22,487
Oct-1997                                             $   21,698            $   21,736
Nov-1997                                             $   22,690            $   22,742
Dec-1997                                             $   23,075            $   23,134
Jan-1998                                             $   23,336            $   23,390
Feb-1998                                             $   25,019            $   25,077
Mar-1998                                             $   26,292            $   26,361
Apr-1998                                             $   26,552            $   26,627
May-1998                                             $   26,093            $   26,169
Jun-1998                                             $   27,158            $   27,231
Jul-1998                                             $   26,864            $   26,943
Aug-1998                                             $   22,999            $   23,047
Sep-1998                                             $   24,461            $   24,524
Oct-1998                                             $   26,426            $   26,518
Nov-1998                                             $   28,045            $   28,125
Dec-1998                                             $   29,706            $   29,745
Jan-1999                                             $   30,918            $   30,988
Feb-1999                                             $   29,947            $   30,025
Mar-1999                                             $   31,148            $   31,226
Apr-1999                                             $   32,338            $   32,434
May-1999                                             $   31,574            $   31,669
Jun-1999                                             $   33,317            $   33,426
Jul-1999                                             $   32,285            $   32,383
Aug-1999                                             $   32,117            $   32,221
Sep-1999                                             $   31,240            $   31,338
Oct-1999                                             $   33,224            $   33,322
Nov-1999                                             $   33,891            $   33,999
Dec-1999                                             $   35,908            $   36,001
Jan-2000                                             $   34,102            $   34,194
Feb-2000                                             $   33,464            $   33,548
Mar-2000                                             $   36,723            $   36,829
Apr-2000                                             $   35,596            $   35,720
May-2000                                             $   34,866            $   34,988
Jun-2000                                             $   35,672            $   35,848
Jul-2000                                             $   35,169            $   35,289
Aug-2000                                             $   37,353            $   37,481
Sep-2000                                             $   35,377            $   35,502
Oct-2000                                             $   35,221            $   35,353
Nov-2000                                             $   32,453            $   32,567
Dec-2000                                             $   32,618            $   32,726
Jan-2001                                             $   33,776            $   33,888
Feb-2001                                             $   30,696            $   30,798
Mar-2001                                             $   28,753            $   28,845
Apr-2001                                             $   30,978            $   31,086
May-2001                                             $   31,167            $   31,295
Jun-2001                                             $   30,404            $   30,534
Jul-2001                                             $   30,112            $   30,235
Aug-2001                                             $   28,221            $   28,342
Sep-2001                                             $   25,943            $   26,052
Oct-2001                                             $   26,434            $   26,550
Nov-2001                                             $   28,458            $   28,586
Dec-2001                                             $   28,698            $   28,838
Jan-2002                                             $   28,279            $   28,417
Feb-2002                                             $   27,736            $   27,868
Mar-2002                                             $   28,759            $   28,916
Apr-2002                                             $   27,016            $   27,164
May-2002                                             $   26,827            $   26,963
Jun-2002                                             $   24,906            $   25,043
Jul-2002                                             $   22,974            $   23,090
Aug-2002                                             $   23,121            $   23,242
Sep-2002                                             $   20,603            $   20,716
Oct-2002                                             $   22,420            $   22,539
Nov-2002                                             $   23,736            $   23,866
Dec-2002                                             $   22,347            $   22,463
Jan-2003                                             $   21,762            $   21,874
Feb-2003                                             $   21,427            $   21,546
Mar-2003                                             $   21,635            $   21,755
Apr-2003                                             $   23,419            $   23,548
May-2003                                             $   24,651            $   24,789
Jun-2003                                             $   24,964            $   25,106
Jul-2003                                             $   25,404            $   25,548
Aug-2003                                             $   25,894            $   26,046
Sep-2003                                             $   25,622            $   25,770
Oct-2003                                             $   27,063            $   27,229
Nov-2003                                             $   27,303            $   27,468

ANNUALIZED            ONE     FIVE     TEN
TOTAL RETURN (%)     YEAR     YEARS   YEARS
-------------------------------------------
                     15.03    -0.53   10.57

- THE SERIES INTENDS TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY ARE REPRESENTED IN THE INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of(C)Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

THE ENHANCED U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
JULY 2, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

                                      THE ENHANCED U.S. LARGE      S&P 500 INDEX
                                               COMPANY SERIES
Jul-1996                                           $   10,000         $   10,000
Jul-1996                                           $    9,890         $    9,500
Aug-1996                                           $   10,090         $    9,702
Sep-1996                                           $   10,690         $   10,247
Oct-1996                                           $   11,060         $   10,528
Nov-1996                                           $   11,895         $   11,327
Dec-1996                                           $   11,601         $   11,105
Jan-1997                                           $   12,337         $   11,794
Feb-1997                                           $   12,442         $   11,890
Mar-1997                                           $   11,841         $   11,395
Apr-1997                                           $   12,594         $   12,076
May-1997                                           $   13,417         $   12,817
Jun-1997                                           $   13,993         $   13,389
Jul-1997                                           $   15,135         $   14,452
Aug-1997                                           $   14,302         $   13,648
Sep-1997                                           $   15,048         $   14,396
Oct-1997                                           $   14,628         $   13,915
Nov-1997                                           $   15,181         $   14,560
Dec-1997                                           $   15,445         $   14,810
Jan-1998                                           $   15,714         $   14,974
Feb-1998                                           $   16,785         $   16,054
Mar-1998                                           $   17,629         $   16,876
Apr-1998                                           $   17,829         $   17,046
May-1998                                           $   17,474         $   16,753
Jun-1998                                           $   18,211         $   17,433
Jul-1998                                           $   17,982         $   17,249
Aug-1998                                           $   15,369         $   14,754
Sep-1998                                           $   16,443         $   15,700
Oct-1998                                           $   17,808         $   16,977
Nov-1998                                           $   18,823         $   18,005
Dec-1998                                           $   20,052         $   19,043
Jan-1999                                           $   20,776         $   19,839
Feb-1999                                           $   20,101         $   19,222
Mar-1999                                           $   20,945         $   19,990
Apr-1999                                           $   21,741         $   20,764
May-1999                                           $   21,146         $   20,274
Jun-1999                                           $   22,383         $   21,399
Jul-1999                                           $   21,628         $   20,732
Aug-1999                                           $   21,511         $   20,628
Sep-1999                                           $   20,989         $   20,063
Oct-1999                                           $   22,328         $   21,333
Nov-1999                                           $   22,694         $   21,766
Dec-1999                                           $   23,992         $   23,048
Jan-2000                                           $   22,732         $   21,891
Feb-2000                                           $   22,373         $   21,477
Mar-2000                                           $   24,537         $   23,577
Apr-2000                                           $   23,752         $   22,868
May-2000                                           $   23,208         $   22,399
Jun-2000                                           $   23,730         $   22,950
Jul-2000                                           $   23,383         $   22,592
Aug-2000                                           $   24,875         $   23,995
Sep-2000                                           $   23,557         $   22,728
Oct-2000                                           $   23,453         $   22,633
Nov-2000                                           $   21,643         $   20,849
Dec-2000                                           $   21,710         $   20,951
Jan-2001                                           $   22,483         $   21,695
Feb-2001                                           $   20,430         $   19,716
Mar-2001                                           $   19,114         $   18,466
Apr-2001                                           $   20,582         $   19,901
May-2001                                           $   20,716         $   20,035
Jun-2001                                           $   20,177         $   19,548
Jul-2001                                           $   20,020         $   19,356
Aug-2001                                           $   18,805         $   18,145
Sep-2001                                           $   17,393         $   16,678
Oct-2001                                           $   17,779         $   16,997
Nov-2001                                           $   19,119         $   18,301
Dec-2001                                           $   19,278         $   18,462
Jan-2002                                           $   19,004         $   18,192
Feb-2002                                           $   18,664         $   17,841
Mar-2002                                           $   19,265         $   18,512
Apr-2002                                           $   18,190         $   17,390
May-2002                                           $   18,075         $   17,261
Jun-2002                                           $   16,844         $   16,032
Jul-2002                                           $   15,625         $   14,782
Aug-2002                                           $   15,762         $   14,879
Sep-2002                                           $   14,079         $   13,262
Oct-2002                                           $   15,329         $   14,429
Nov-2002                                           $   16,185         $   15,279
Dec-2002                                           $   15,307         $   14,381
Jan-2003                                           $   14,911         $   14,004
Feb-2003                                           $   14,701         $   13,794
Mar-2003                                           $   14,843         $   13,928
Apr-2003                                           $   16,084         $   15,075
May-2003                                           $   16,974         $   15,870
Jun-2003                                           $   17,167         $   16,073
Jul-2003                                           $   17,402         $   16,356
Aug-2003                                           $   17,731         $   16,675
Sep-2003                                           $   17,618         $   16,498
Oct-2003                                           $   18,560         $   17,432
Nov-2003                                           $   18,726         $   17,585

ANNUALIZED            ONE     FIVE        FROM
TOTAL RETURN (%)     YEAR     YEARS   JULY 2, 1996
--------------------------------------------------
                     15.70     -0.10     8.83

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS BY INVESTING IN AN ENHANCED CASH PORTFOLIO IN COMBINATION WITH THE S&P 500 INDEX FUTURES AND SWAPS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of(C)Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

                                    THE U.S. LARGE CAP VALUE   SERIES RUSSELL 1000 VALUE INDEX
Nov-1993                                          $   10,000                        $   10,000
Dec-1993                                          $   10,240                        $   10,190
Jan-1994                                          $   10,534                        $   10,575
Feb-1994                                          $   10,060                        $   10,214
Mar-1994                                          $    9,652                        $    9,834
Apr-1994                                          $    9,804                        $   10,022
May-1994                                          $    9,737                        $   10,138
Jun-1994                                          $    9,535                        $    9,895
Jul-1994                                          $    9,957                        $   10,203
Aug-1994                                          $   10,245                        $   10,496
Sep-1994                                          $    9,946                        $   10,147
Oct-1994                                          $   10,140                        $   10,289
Nov-1994                                          $    9,685                        $    9,873
Dec-1994                                          $    9,803                        $    9,986
Jan-1995                                          $   10,028                        $   10,294
Feb-1995                                          $   10,596                        $   10,701
Mar-1995                                          $   10,758                        $   10,935
Apr-1995                                          $   11,152                        $   11,280
May-1995                                          $   11,733                        $   11,755
Jun-1995                                          $   11,990                        $   11,915
Jul-1995                                          $   12,515                        $   12,330
Aug-1995                                          $   12,891                        $   12,504
Sep-1995                                          $   13,337                        $   12,956
Oct-1995                                          $   12,789                        $   12,828
Nov-1995                                          $   13,489                        $   13,478
Dec-1995                                          $   13,586                        $   13,817
Jan-1996                                          $   13,972                        $   14,248
Feb-1996                                          $   14,180                        $   14,356
Mar-1996                                          $   14,673                        $   14,600
Apr-1996                                          $   14,914                        $   14,656
May-1996                                          $   15,166                        $   14,839
Jun-1996                                          $   14,725                        $   14,851
Jul-1996                                          $   14,071                        $   14,289
Aug-1996                                          $   14,630                        $   14,698
Sep-1996                                          $   14,922                        $   15,283
Oct-1996                                          $   15,410                        $   15,875
Nov-1996                                          $   16,521                        $   17,025
Dec-1996                                          $   16,359                        $   16,807
Jan-1997                                          $   16,945                        $   17,623
Feb-1997                                          $   17,282                        $   17,882
Mar-1997                                          $   16,491                        $   17,238
Apr-1997                                          $   17,033                        $   17,962
May-1997                                          $   18,355                        $   18,966
Jun-1997                                          $   18,920                        $   19,780
Jul-1997                                          $   20,816                        $   21,267
Aug-1997                                          $   20,510                        $   20,510
Sep-1997                                          $   21,591                        $   21,749
Oct-1997                                          $   20,485                        $   21,142
Nov-1997                                          $   20,703                        $   22,076
Dec-1997                                          $   20,992                        $   22,721
Jan-1998                                          $   21,272                        $   22,401
Feb-1998                                          $   23,131                        $   23,908
Mar-1998                                          $   24,428                        $   25,371
Apr-1998                                          $   24,563                        $   25,541
May-1998                                          $   24,356                        $   25,163
Jun-1998                                          $   24,298                        $   25,486
Jul-1998                                          $   23,455                        $   25,037
Aug-1998                                          $   19,186                        $   21,311
Sep-1998                                          $   20,159                        $   22,535
Oct-1998                                          $   21,806                        $   24,281
Nov-1998                                          $   23,171                        $   25,413
Dec-1998                                          $   23,555                        $   26,277
Jan-1999                                          $   24,012                        $   26,487
Feb-1999                                          $   23,395                        $   26,114
Mar-1999                                          $   24,151                        $   26,654
Apr-1999                                          $   26,721                        $   29,144
May-1999                                          $   26,694                        $   28,823
Jun-1999                                          $   27,140                        $   29,659
Jul-1999                                          $   26,016                        $   28,790
Aug-1999                                          $   25,082                        $   27,722
Sep-1999                                          $   23,735                        $   26,754
Oct-1999                                          $   24,644                        $   28,295
Nov-1999                                          $   24,243                        $   28,075
Dec-1999                                          $   24,713                        $   28,209
Jan-2000                                          $   22,981                        $   27,290
Feb-2000                                          $   20,915                        $   25,262
Mar-2000                                          $   23,878                        $   28,344
Apr-2000                                          $   24,597                        $   28,015
May-2000                                          $   24,548                        $   28,309
Jun-2000                                          $   22,842                        $   27,016
Jul-2000                                          $   23,851                        $   27,353
Aug-2000                                          $   25,247                        $   28,874
Sep-2000                                          $   24,835                        $   29,140
Oct-2000                                          $   25,816                        $   29,857
Nov-2000                                          $   24,987                        $   28,749
Dec-2000                                          $   27,294                        $   30,189
Jan-2001                                          $   28,637                        $   30,304
Feb-2001                                          $   28,616                        $   29,462
Mar-2001                                          $   27,744                        $   28,422
Apr-2001                                          $   29,394                        $   29,814
May-2001                                          $   30,250                        $   30,485
Jun-2001                                          $   29,881                        $   29,808
Jul-2001                                          $   29,842                        $   29,746
Aug-2001                                          $   28,526                        $   28,553
Sep-2001                                          $   25,354                        $   26,543
Oct-2001                                          $   25,334                        $   26,315
Nov-2001                                          $   27,725                        $   27,843
Dec-2001                                          $   28,377                        $   28,500
Jan-2002                                          $   28,683                        $   28,281
Feb-2002                                          $   29,047                        $   28,326
Mar-2002                                          $   30,256                        $   29,666
Apr-2002                                          $   29,986                        $   28,649
May-2002                                          $   30,178                        $   28,792
Jun-2002                                          $   28,346                        $   27,139
Jul-2002                                          $   25,194                        $   24,615
Aug-2002                                          $   25,600                        $   24,800
Sep-2002                                          $   22,764                        $   22,042
Oct-2002                                          $   23,656                        $   23,675
Nov-2002                                          $   25,324                        $   25,167
Dec-2002                                          $   24,187                        $   24,075
Jan-2003                                          $   23,621                        $   23,492
Feb-2003                                          $   22,938                        $   22,865
Mar-2003                                          $   22,830                        $   22,904
Apr-2003                                          $   24,944                        $   24,919
May-2003                                          $   26,608                        $   26,529
Jun-2003                                          $   26,893                        $   26,861
Jul-2003                                          $   27,581                        $   27,261
Aug-2003                                          $   28,563                        $   27,686
Sep-2003                                          $   27,935                        $   27,415
Oct-2003                                          $   29,807                        $   29,093
Nov-2003                                          $   30,475                        $   29,488

ANNUALIZED            ONE     FIVE     TEN
TOTAL RETURN (%)     YEAR     YEARS   YEARS
-------------------------------------------
                     20.34     5.63   11.79

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. SMALL XM VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
FEBRUARY 6, 1998-NOVEMBER 30, 2003

GROWTH OF $10,000

                                 THE U.S. SMALL XM VALUE SERIES  RUSSELL 2000 VALUE INDEX
Feb-1998                                             $   10,000                $   10,000
Feb-1998                                             $   10,270                $   10,331
Mar-1998                                             $   10,710                $   10,750
Apr-1998                                             $   10,830                $   10,803
May-1998                                             $   10,329                $   10,421
Jun-1998                                             $   10,069                $   10,361
Jul-1998                                             $    9,219                $    9,550
Aug-1998                                             $    7,620                $    8,054
Sep-1998                                             $    7,840                $    8,509
Oct-1998                                             $    8,470                $    8,762
Nov-1998                                             $    8,674                $    9,000
Dec-1998                                             $    8,907                $    9,282
Jan-1999                                             $    8,866                $    9,072
Feb-1999                                             $    8,207                $    8,452
Mar-1999                                             $    8,319                $    8,383
Apr-1999                                             $    9,403                $    9,148
May-1999                                             $    9,767                $    9,429
Jun-1999                                             $   10,335                $    9,770
Jul-1999                                             $   10,112                $    9,539
Aug-1999                                             $    9,716                $    9,189
Sep-1999                                             $    9,433                $    9,006
Oct-1999                                             $    9,129                $    8,826
Nov-1999                                             $    9,228                $    8,871
Dec-1999                                             $    9,516                $    9,144
Jan-2000                                             $    8,896                $    8,905
Feb-2000                                             $    8,632                $    9,449
Mar-2000                                             $    9,484                $    9,494
Apr-2000                                             $    9,579                $    9,550
May-2000                                             $    9,453                $    9,404
Jun-2000                                             $    9,221                $    9,678
Jul-2000                                             $    9,453                $   10,000
Aug-2000                                             $    9,978                $   10,447
Sep-2000                                             $    9,842                $   10,388
Oct-2000                                             $    9,862                $   10,351
Nov-2000                                             $    9,544                $   10,139
Dec-2000                                             $   10,675                $   11,228
Jan-2001                                             $   11,351                $   11,538
Feb-2001                                             $   11,340                $   11,522
Mar-2001                                             $   10,927                $   11,338
Apr-2001                                             $   11,662                $   11,863
May-2001                                             $   12,086                $   12,168
Jun-2001                                             $   12,499                $   12,657
Jul-2001                                             $   12,511                $   12,373
Aug-2001                                             $   12,396                $   12,330
Sep-2001                                             $   10,537                $   10,969
Oct-2001                                             $   10,847                $   11,255
Nov-2001                                             $   11,845                $   12,064
Dec-2001                                             $   12,631                $   12,802
Jan-2002                                             $   12,815                $   12,973
Feb-2002                                             $   13,106                $   13,052
Mar-2002                                             $   14,229                $   14,029
Apr-2002                                             $   14,639                $   14,523
May-2002                                             $   14,176                $   14,043
Jun-2002                                             $   13,647                $   13,732
Jul-2002                                             $   11,652                $   11,692
Aug-2002                                             $   11,652                $   11,640
Sep-2002                                             $   10,622                $   10,809
Oct-2002                                             $   10,899                $   10,971
Nov-2002                                             $   12,102                $   11,847
Dec-2002                                             $   11,458                $   11,341
Jan-2003                                             $   10,923                $   11,021
Feb-2003                                             $   10,462                $   10,651
Mar-2003                                             $   10,432                $   10,765
Apr-2003                                             $   11,681                $   11,787
May-2003                                             $   13,019                $   12,991
Jun-2003                                             $   13,227                $   13,210
Jul-2003                                             $   14,000                $   13,870
Aug-2003                                             $   14,907                $   14,397
Sep-2003                                             $   14,713                $   14,231
Oct-2003                                             $   16,140                $   15,391
Nov-2003                                             $   16,807                $   15,982

ANNUALIZED            ONE     FIVE          FROM
TOTAL RETURN (%)     YEAR     YEARS   FEBRUARY 6, 1998
------------------------------------------------------
                     38.88     14.14       9.34

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. SMALL CAP VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

                              THE U.S. SMALL CAP VALUE SERIES   RUSSELL 2000 VALUE INDEX
Nov-1993                                           $   10,000                  $   10,000
Dec-1993                                           $   10,201                  $   10,294
Jan-1994                                           $   10,727                  $   10,660
Feb-1994                                           $   10,701                  $   10,630
Mar-1994                                           $   10,346                  $   10,154
Apr-1994                                           $   10,419                  $   10,254
May-1994                                           $   10,455                  $   10,240
Jun-1994                                           $   10,265                  $    9,974
Jul-1994                                           $   10,437                  $   10,159
Aug-1994                                           $   10,801                  $   10,558
Sep-1994                                           $   10,764                  $   10,446
Oct-1994                                           $   10,610                  $   10,255
Nov-1994                                           $   10,253                  $    9,841
Dec-1994                                           $   10,359                  $   10,136
Jan-1995                                           $   10,470                  $   10,087
Feb-1995                                           $   10,840                  $   10,461
Mar-1995                                           $   10,969                  $   10,512
Apr-1995                                           $   11,357                  $   10,824
May-1995                                           $   11,680                  $   11,056
Jun-1995                                           $   12,143                  $   11,434
Jul-1995                                           $   12,808                  $   11,851
Aug-1995                                           $   13,214                  $   12,203
Sep-1995                                           $   13,381                  $   12,385
Oct-1995                                           $   12,735                  $   11,891
Nov-1995                                           $   13,208                  $   12,363
Dec-1995                                           $   13,440                  $   12,746
Jan-1996                                           $   13,401                  $   12,830
Feb-1996                                           $   13,690                  $   13,032
Mar-1996                                           $   14,076                  $   13,305
Apr-1996                                           $   14,809                  $   13,668
May-1996                                           $   15,389                  $   14,014
Jun-1996                                           $   15,070                  $   13,849
Jul-1996                                           $   14,134                  $   13,112
Aug-1996                                           $   14,781                  $   13,681
Sep-1996                                           $   15,284                  $   14,055
Oct-1996                                           $   15,400                  $   14,218
Nov-1996                                           $   16,133                  $   14,983
Dec-1996                                           $   16,491                  $   15,470
Jan-1997                                           $   16,920                  $   15,708
Feb-1997                                           $   16,920                  $   15,857
Mar-1997                                           $   16,482                  $   15,432
Apr-1997                                           $   16,411                  $   15,659
May-1997                                           $   17,970                  $   16,905
Jun-1997                                           $   19,102                  $   17,761
Jul-1997                                           $   20,245                  $   18,507
Aug-1997                                           $   20,969                  $   18,801
Sep-1997                                           $   22,590                  $   20,051
Oct-1997                                           $   21,795                  $   19,506
Nov-1997                                           $   21,612                  $   19,720
Dec-1997                                           $   21,634                  $   20,389
Jan-1998                                           $   21,374                  $   20,020
Feb-1998                                           $   22,992                  $   21,231
Mar-1998                                           $   23,930                  $   22,093
Apr-1998                                           $   24,406                  $   22,201
May-1998                                           $   23,479                  $   21,415
Jun-1998                                           $   23,014                  $   21,293
Jul-1998                                           $   21,327                  $   19,626
Aug-1998                                           $   17,401                  $   16,553
Sep-1998                                           $   17,898                  $   17,488
Oct-1998                                           $   18,668                  $   18,007
Nov-1998                                           $   19,656                  $   18,495
Dec-1998                                           $   20,117                  $   19,076
Jan-1999                                           $   20,441                  $   18,643
Feb-1999                                           $   18,755                  $   17,370
Mar-1999                                           $   18,406                  $   17,227
Apr-1999                                           $   20,379                  $   18,800
May-1999                                           $   21,341                  $   19,377
Jun-1999                                           $   22,652                  $   20,079
Jul-1999                                           $   22,552                  $   19,603
Aug-1999                                           $   21,941                  $   18,885
Sep-1999                                           $   21,366                  $   18,508
Oct-1999                                           $   20,629                  $   18,137
Nov-1999                                           $   21,576                  $   18,232
Dec-1999                                           $   22,823                  $   18,792
Jan-2000                                           $   22,656                  $   18,301
Feb-2000                                           $   24,761                  $   19,419
Mar-2000                                           $   24,845                  $   19,511
Apr-2000                                           $   23,965                  $   19,626
May-2000                                           $   22,976                  $   19,325
Jun-2000                                           $   24,134                  $   19,890
Jul-2000                                           $   24,119                  $   20,552
Aug-2000                                           $   25,904                  $   21,471
Sep-2000                                           $   25,430                  $   21,348
Oct-2000                                           $   24,481                  $   21,271
Nov-2000                                           $   23,150                  $   20,837
Dec-2000                                           $   24,955                  $   23,075
Jan-2001                                           $   27,536                  $   23,712
Feb-2001                                           $   27,002                  $   23,679
Mar-2001                                           $   26,348                  $   23,300
Apr-2001                                           $   27,966                  $   24,379
May-2001                                           $   29,705                  $   25,006
Jun-2001                                           $   30,825                  $   26,011
Jul-2001                                           $   30,326                  $   25,428
Aug-2001                                           $   29,929                  $   25,339
Sep-2001                                           $   25,574                  $   22,542
Oct-2001                                           $   26,589                  $   23,130
Nov-2001                                           $   28,674                  $   24,793
Dec-2001                                           $   30,695                  $   26,310
Jan-2002                                           $   31,174                  $   26,660
Feb-2002                                           $   31,137                  $   26,823
Mar-2002                                           $   34,219                  $   28,832
Apr-2002                                           $   35,769                  $   29,847
May-2002                                           $   34,661                  $   28,859
Jun-2002                                           $   33,954                  $   28,221
Jul-2002                                           $   28,667                  $   24,028
Aug-2002                                           $   28,303                  $   23,922
Sep-2002                                           $   26,254                  $   22,214
Oct-2002                                           $   26,695                  $   22,547
Nov-2002                                           $   28,975                  $   24,346
Dec-2002                                           $   27,940                  $   23,307
Jan-2003                                           $   26,979                  $   22,649
Feb-2003                                           $   25,873                  $   21,888
Mar-2003                                           $   25,832                  $   22,123
Apr-2003                                           $   28,567                  $   24,224
May-2003                                           $   31,929                  $   26,698
Jun-2003                                           $   33,098                  $   27,149
Jul-2003                                           $   35,438                  $   28,503
Aug-2003                                           $   37,277                  $   29,587
Sep-2003                                           $   36,987                  $   29,246
Oct-2003                                           $   40,704                  $   31,630
Nov-2003                                           $   42,399                  $   32,845

ANNUALIZED            ONE     FIVE     TEN
TOTAL RETURN (%)     YEAR     YEARS   YEARS
-------------------------------------------
                     46.33     16.62  15.54

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK).

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of a fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. SMALL CAP SERIES VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

                                    THE U.S. SMALL CAP SERIES     RUSSELL 2000 INDEX
Nov-1993                                           $   10,000             $   10,000
Dec-1993                                           $   10,287             $   10,342
Jan-1994                                           $   10,606             $   10,666
Feb-1994                                           $   10,523             $   10,627
Mar-1994                                           $   10,019             $   10,067
Apr-1994                                           $   10,040             $   10,127
May-1994                                           $    9,989             $   10,013
Jun-1994                                           $    9,701             $    9,676
Jul-1994                                           $    9,845             $    9,834
Aug-1994                                           $   10,317             $   10,382
Sep-1994                                           $   10,369             $   10,347
Oct-1994                                           $   10,410             $   10,306
Nov-1994                                           $   10,059             $    9,889
Dec-1994                                           $   10,185             $   10,154
Jan-1995                                           $   10,253             $   10,026
Feb-1995                                           $   10,589             $   10,443
Mar-1995                                           $   10,790             $   10,622
Apr-1995                                           $   11,148             $   10,858
May-1995                                           $   11,372             $   11,045
Jun-1995                                           $   11,955             $   11,618
Jul-1995                                           $   12,695             $   12,287
Aug-1995                                           $   13,064             $   12,541
Sep-1995                                           $   13,299             $   12,766
Oct-1995                                           $   12,616             $   12,195
Nov-1995                                           $   12,993             $   12,707
Dec-1995                                           $   13,302             $   13,043
Jan-1996                                           $   13,339             $   13,028
Feb-1996                                           $   13,791             $   13,435
Mar-1996                                           $   14,096             $   13,713
Apr-1996                                           $   15,036             $   14,447
May-1996                                           $   15,818             $   15,016
Jun-1996                                           $   15,097             $   14,399
Jul-1996                                           $   13,839             $   13,142
Aug-1996                                           $   14,657             $   13,905
Sep-1996                                           $   15,122             $   14,449
Oct-1996                                           $   14,903             $   14,226
Nov-1996                                           $   15,484             $   14,813
Dec-1996                                           $   15,716             $   15,201
Jan-1997                                           $   16,238             $   15,505
Feb-1997                                           $   15,900             $   15,129
Mar-1997                                           $   15,155             $   14,415
Apr-1997                                           $   14,985             $   14,456
May-1997                                           $   16,689             $   16,065
Jun-1997                                           $   17,548             $   16,754
Jul-1997                                           $   18,590             $   17,533
Aug-1997                                           $   19,280             $   17,934
Sep-1997                                           $   20,772             $   19,247
Oct-1997                                           $   19,871             $   18,402
Nov-1997                                           $   19,583             $   18,283
Dec-1997                                           $   19,583             $   18,603
Jan-1998                                           $   19,367             $   18,309
Feb-1998                                           $   20,789             $   19,662
Mar-1998                                           $   21,654             $   20,472
Apr-1998                                           $   21,963             $   20,584
May-1998                                           $   20,821             $   19,475
Jun-1998                                           $   20,542             $   19,516
Jul-1998                                           $   18,967             $   17,935
Aug-1998                                           $   15,075             $   14,452
Sep-1998                                           $   16,017             $   15,584
Oct-1998                                           $   16,728             $   16,219
Nov-1998                                           $   17,827             $   17,069
Dec-1998                                           $   18,574             $   18,126
Jan-1999                                           $   18,882             $   18,367
Feb-1999                                           $   17,270             $   16,879
Mar-1999                                           $   17,116             $   17,142
Apr-1999                                           $   18,677             $   18,678
May-1999                                           $   19,415             $   18,951
Jun-1999                                           $   20,564             $   19,808
Jul-1999                                           $   20,393             $   19,265
Aug-1999                                           $   19,861             $   18,552
Sep-1999                                           $   19,758             $   18,556
Oct-1999                                           $   19,535             $   18,632
Nov-1999                                           $   21,146             $   19,744
Dec-1999                                           $   23,371             $   21,979
Jan-2000                                           $   23,352             $   21,626
Feb-2000                                           $   27,261             $   25,196
Mar-2000                                           $   26,092             $   23,535
Apr-2000                                           $   24,041             $   22,119
May-2000                                           $   22,776             $   20,829
Jun-2000                                           $   25,113             $   22,645
Jul-2000                                           $   24,423             $   21,916
Aug-2000                                           $   26,435             $   23,588
Sep-2000                                           $   25,917             $   22,895
Oct-2000                                           $   24,787             $   21,874
Nov-2000                                           $   22,516             $   19,627
Dec-2000                                           $   24,025             $   21,313
Jan-2001                                           $   26,125             $   22,424
Feb-2001                                           $   24,390             $   20,953
Mar-2001                                           $   23,295             $   19,928
Apr-2001                                           $   25,121             $   21,487
May-2001                                           $   26,307             $   22,015
Jun-2001                                           $   27,630             $   22,775
Jul-2001                                           $   26,603             $   21,543
Aug-2001                                           $   25,804             $   20,847
Sep-2001                                           $   22,153             $   18,041
Oct-2001                                           $   23,613             $   19,096
Nov-2001                                           $   25,462             $   20,574
Dec-2001                                           $   27,163             $   21,844
Jan-2002                                           $   26,975             $   21,616
Feb-2002                                           $   26,277             $   21,024
Mar-2002                                           $   28,513             $   22,715
Apr-2002                                           $   28,607             $   22,921
May-2002                                           $   27,397             $   21,904
Jun-2002                                           $   26,000             $   20,817
Jul-2002                                           $   22,271             $   17,674
Aug-2002                                           $   22,294             $   17,628
Sep-2002                                           $   20,617             $   16,362
Oct-2002                                           $   21,409             $   16,887
Nov-2002                                           $   23,318             $   18,394
Dec-2002                                           $   22,036             $   17,369
Jan-2003                                           $   21,448             $   16,888
Feb-2003                                           $   20,765             $   16,378
Mar-2003                                           $   20,977             $   16,589
Apr-2003                                           $   23,094             $   18,162
May-2003                                           $   25,680             $   20,111
Jun-2003                                           $   26,387             $   20,475
Jul-2003                                           $   28,057             $   21,756
Aug-2003                                           $   29,468             $   22,753
Sep-2003                                           $   29,020             $   22,332
Oct-2003                                           $   31,560             $   24,208
Nov-2003                                           $   32,720             $   25,067

ANNUALIZED            ONE     FIVE     TEN
TOTAL RETURN (%)     YEAR     YEARS   YEARS
-------------------------------------------
                     40.32     12.91  12.59

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP
  STOCKS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. MICRO CAP SERIES VS.
CRSP 9-10 INDEX
NOVEMBER 28, 1997-NOVEMBER 30, 2003

GROWTH OF $10,000

                                     THE U.S. MICRO CAP SERIES     CRSP 9-10 INDEX
Nov-1997                                            $   10,000          $   10,000
Nov-1997                                            $   10,000          $   10,000
Dec-1997                                            $    9,826          $    9,850
Jan-1998                                            $    9,776          $    9,829
Feb-1998                                            $   10,416          $   10,458
Mar-1998                                            $   10,916          $   10,990
Apr-1998                                            $   11,106          $   11,291
May-1998                                            $   10,556          $   10,689
Jun-1998                                            $   10,346          $   10,338
Jul-1998                                            $    9,656          $    9,702
Aug-1998                                            $    7,715          $    7,603
Sep-1998                                            $    8,005          $    7,874
Oct-1998                                            $    8,295          $    8,177
Nov-1998                                            $    8,919          $    8,868
Dec-1998                                            $    9,156          $    9,068
Jan-1999                                            $    9,413          $    9,580
Feb-1999                                            $    8,767          $    8,960
Mar-1999                                            $    8,444          $    8,714
Apr-1999                                            $    9,247          $    9,508
May-1999                                            $    9,603          $    9,820
Jun-1999                                            $   10,149          $   10,191
Jul-1999                                            $   10,249          $   10,369
Aug-1999                                            $   10,060          $   10,103
Sep-1999                                            $    9,837          $    9,951
Oct-1999                                            $    9,760          $    9,746
Nov-1999                                            $   10,710          $   10,771
Dec-1999                                            $   11,929          $   11,987
Jan-2000                                            $   12,644          $   12,778
Feb-2000                                            $   15,626          $   14,703
Mar-2000                                            $   14,457          $   13,972
Apr-2000                                            $   12,658          $   12,686
May-2000                                            $   11,641          $   11,905
Jun-2000                                            $   13,236          $   12,667
Jul-2000                                            $   12,810          $   12,498
Aug-2000                                            $   14,005          $   13,308
Sep-2000                                            $   13,702          $   12,902
Oct-2000                                            $   12,741          $   11,897
Nov-2000                                            $   11,334          $   10,541
Dec-2000                                            $   11,552          $   10,385
Jan-2001                                            $   13,141          $   13,054
Feb-2001                                            $   12,223          $   11,691
Mar-2001                                            $   11,639          $   10,972
Apr-2001                                            $   12,505          $   11,650
May-2001                                            $   13,706          $   12,819
Jun-2001                                            $   14,201          $   13,133
Jul-2001                                            $   13,847          $   12,779
Aug-2001                                            $   13,441          $   12,390
Sep-2001                                            $   11,728          $   10,824
Oct-2001                                            $   12,488          $   11,797
Nov-2001                                            $   13,337          $   12,883
Dec-2001                                            $   14,234          $   13,938
Jan-2002                                            $   14,398          $   14,061
Feb-2002                                            $   13,999          $   13,379
Mar-2002                                            $   15,249          $   14,603
Apr-2002                                            $   15,629          $   14,656
May-2002                                            $   15,195          $   14,240
Jun-2002                                            $   14,669          $   13,731
Jul-2002                                            $   12,551          $   11,766
Aug-2002                                            $   12,478          $   11,625
Sep-2002                                            $   11,644          $   10,699
Oct-2002                                            $   11,952          $   11,155
Nov-2002                                            $   12,941          $   12,832
Dec-2002                                            $   12,403          $   11,972
Jan-2003                                            $   12,125          $   11,900
Feb-2003                                            $   11,774          $   11,571
Mar-2003                                            $   11,922          $   11,762
Apr-2003                                            $   13,031          $   13,037
May-2003                                            $   14,546          $   14,962
Jun-2003                                            $   15,193          $   15,766
Jul-2003                                            $   16,321          $   17,060
Aug-2003                                            $   17,098          $   17,909
Sep-2003                                            $   17,116          $   18,262
Oct-2003                                            $   18,651          $   19,816
Nov-2003                                            $   19,456          $   20,665

ANNUALIZED            ONE     FIVE           FROM
TOTAL RETURN (%)     YEAR     YEARS   NOVEMBER 28, 1997
-------------------------------------------------------
                     50.34     16.88       11.72

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS WITH AN EMPHASIS ON MICRO CAP STOCKS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
FEBRUARY 15, 1994-NOVEMBER 30, 2003

GROWTH OF $10,000

                          THE DFA INTERNATIONAL VALUE SERIES  MSCI EAFE INDEX (NET DIVIDENDS)
Feb-1994                                          $   10,000                       $   10,000
Feb-1994                                          $   10,100                       $   10,000
Mar-1994                                          $    9,830                       $    9,569
Apr-1994                                          $   10,161                       $    9,975
May-1994                                          $   10,221                       $    9,918
Jun-1994                                          $   10,341                       $   10,058
Jul-1994                                          $   10,543                       $   10,155
Aug-1994                                          $   10,704                       $   10,396
Sep-1994                                          $   10,331                       $   10,068
Oct-1994                                          $   10,764                       $   10,404
Nov-1994                                          $   10,200                       $    9,903
Dec-1994                                          $   10,261                       $    9,966
Jan-1995                                          $    9,854                       $    9,583
Feb-1995                                          $    9,834                       $    9,556
Mar-1995                                          $   10,415                       $   10,152
Apr-1995                                          $   10,740                       $   10,533
May-1995                                          $   10,678                       $   10,408
Jun-1995                                          $   10,567                       $   10,225
Jul-1995                                          $   11,162                       $   10,862
Aug-1995                                          $   10,783                       $   10,448
Sep-1995                                          $   10,847                       $   10,652
Oct-1995                                          $   10,641                       $   10,365
Nov-1995                                          $   10,934                       $   10,653
Dec-1995                                          $   11,464                       $   11,083
Jan-1996                                          $   11,579                       $   11,128
Feb-1996                                          $   11,652                       $   11,166
Mar-1996                                          $   11,815                       $   11,404
Apr-1996                                          $   12,276                       $   11,736
May-1996                                          $   12,160                       $   11,520
Jun-1996                                          $   12,204                       $   11,584
Jul-1996                                          $   11,877                       $   11,246
Aug-1996                                          $   11,929                       $   11,271
Sep-1996                                          $   12,139                       $   11,570
Oct-1996                                          $   12,023                       $   11,452
Nov-1996                                          $   12,558                       $   11,908
Dec-1996                                          $   12,393                       $   11,755
Jan-1997                                          $   11,979                       $   11,343
Feb-1997                                          $   12,088                       $   11,529
Mar-1997                                          $   12,133                       $   11,571
Apr-1997                                          $   12,068                       $   11,632
May-1997                                          $   12,984                       $   12,389
Jun-1997                                          $   13,547                       $   13,072
Jul-1997                                          $   13,734                       $   13,284
Aug-1997                                          $   12,833                       $   12,291
Sep-1997                                          $   13,305                       $   12,980
Oct-1997                                          $   12,608                       $   11,983
Nov-1997                                          $   12,075                       $   11,861
Dec-1997                                          $   12,026                       $   11,964
Jan-1998                                          $   12,753                       $   12,511
Feb-1998                                          $   13,591                       $   13,314
Mar-1998                                          $   14,191                       $   13,724
Apr-1998                                          $   14,235                       $   13,832
May-1998                                          $   14,369                       $   13,764
Jun-1998                                          $   14,230                       $   13,869
Jul-1998                                          $   14,388                       $   14,009
Aug-1998                                          $   12,506                       $   12,273
Sep-1998                                          $   11,833                       $   11,898
Oct-1998                                          $   13,012                       $   13,138
Nov-1998                                          $   13,583                       $   13,810
Dec-1998                                          $   13,848                       $   14,356
Jan-1999                                          $   13,574                       $   14,313
Feb-1999                                          $   13,230                       $   13,972
Mar-1999                                          $   14,045                       $   14,555
Apr-1999                                          $   14,879                       $   15,144
May-1999                                          $   14,125                       $   14,364
Jun-1999                                          $   14,762                       $   14,924
Jul-1999                                          $   15,295                       $   15,368
Aug-1999                                          $   15,445                       $   15,425
Sep-1999                                          $   15,500                       $   15,580
Oct-1999                                          $   15,431                       $   16,157
Nov-1999                                          $   15,383                       $   16,717
Dec-1999                                          $   16,143                       $   18,219
Jan-2000                                          $   14,900                       $   17,062
Feb-2000                                          $   14,527                       $   17,521
Mar-2000                                          $   15,334                       $   18,201
Apr-2000                                          $   14,935                       $   17,243
May-2000                                          $   15,222                       $   16,822
Jun-2000                                          $   16,283                       $   17,480
Jul-2000                                          $   15,753                       $   16,748
Aug-2000                                          $   15,892                       $   16,894
Sep-2000                                          $   15,433                       $   16,071
Oct-2000                                          $   15,319                       $   15,692
Nov-2000                                          $   15,306                       $   15,103
Dec-2000                                          $   16,156                       $   15,639
Jan-2001                                          $   16,182                       $   15,631
Feb-2001                                          $   15,695                       $   14,459
Mar-2001                                          $   14,737                       $   13,495
Apr-2001                                          $   15,514                       $   14,433
May-2001                                          $   15,396                       $   13,923
Jun-2001                                          $   15,103                       $   13,354
Jul-2001                                          $   14,797                       $   13,111
Aug-2001                                          $   15,010                       $   12,779
Sep-2001                                          $   13,096                       $   11,484
Oct-2001                                          $   13,176                       $   11,778
Nov-2001                                          $   13,658                       $   12,213
Dec-2001                                          $   13,714                       $   12,285
Jan-2002                                          $   13,417                       $   11,633
Feb-2002                                          $   13,566                       $   11,714
Mar-2002                                          $   14,418                       $   12,348
Apr-2002                                          $   14,905                       $   12,429
May-2002                                          $   15,406                       $   12,587
Jun-2002                                          $   14,973                       $   12,086
Jul-2002                                          $   13,441                       $   10,893
Aug-2002                                          $   13,428                       $   10,868
Sep-2002                                          $   11,831                       $    9,701
Oct-2002                                          $   12,175                       $   10,222
Nov-2002                                          $   12,903                       $   10,686
Dec-2002                                          $   12,576                       $   10,327
Jan-2003                                          $   12,161                       $    9,896
Feb-2003                                          $   11,911                       $    9,670
Mar-2003                                          $   11,629                       $    9,480
Apr-2003                                          $   12,906                       $   10,409
May-2003                                          $   13,878                       $   11,040
Jun-2003                                          $   14,326                       $   11,307
Jul-2003                                          $   14,974                       $   11,581
Aug-2003                                          $   15,367                       $   11,860
Sep-2003                                          $   15,956                       $   12,225
Oct-2003                                          $   17,214                       $   12,987
Nov-2003                                          $   17,582                       $   13,276

ANNUALIZED            ONE     FIVE           FROM
TOTAL RETURN (%)     YEAR     YEARS   FEBRUARY 15, 1994
-------------------------------------------------------
                     36.26     5.30        5.93

- THE SERIES INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES BE VALUE STOCKS AT THE TIME OF PURCHASE. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES INCLUDED IN THE MSCI EAFE INDEX.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

[CHART]

THE JAPANESE SMALL COMPANY SERIES VS.
CITIGROUP EXTENDED MARKET INDEX-JAPAN
AUGUST 9, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

                                         THE JAPANESE SMALL         CITIGROUP EXTENDED
                                             COMPANY SERIES         MARKET INDEX-JAPAN
8/9/96                                           $   10,000                 $   10,000
8/30/96                                          $   10,020                 $   10,000
9/30/96                                          $   10,070                 $   10,086
10/31/96                                         $    9,363                 $    9,440
11/30/96                                         $    9,074                 $    9,222
12/31/96                                         $    7,960                 $    8,296
1/31/97                                          $    7,184                 $    7,522
2/28/97                                          $    7,134                 $    7,518
3/31/97                                          $    6,617                 $    7,094
4/30/97                                          $    6,508                 $    7,090
5/31/97                                          $    7,593                 $    8,121
6/30/97                                          $    7,712                 $    8,362
7/31/97                                          $    6,837                 $    7,716
8/31/97                                          $    6,100                 $    6,913
9/30/97                                          $    5,175                 $    6,260
10/31/97                                         $    5,314                 $    6,233
11/30/97                                         $    4,388                 $    5,363
12/31/97                                         $    3,612                 $    4,635
1/31/98                                          $    4,617                 $    5,484
2/28/98                                          $    4,985                 $    5,672
3/31/98                                          $    4,537                 $    5,335
4/30/98                                          $    4,309                 $    5,172
5/31/98                                          $    4,120                 $    4,999
6/30/98                                          $    4,219                 $    5,055
7/31/98                                          $    4,180                 $    5,001
8/31/98                                          $    3,732                 $    4,623
9/30/98                                          $    3,523                 $    4,536
10/31/98                                         $    3,971                 $    5,143
11/30/98                                         $    4,299                 $    5,328
12/31/98                                         $    4,220                 $    5,503
1/31/99                                          $    4,319                 $    5,491
2/28/99                                          $    4,150                 $    5,321
3/31/99                                          $    4,637                 $    5,956
4/30/99                                          $    5,115                 $    6,239
5/31/99                                          $    4,886                 $    6,010
6/30/99                                          $    5,354                 $    6,469
7/31/99                                          $    5,613                 $    6,936
8/31/99                                          $    5,722                 $    7,248
9/30/99                                          $    5,732                 $    7,534
10/31/99                                         $    5,632                 $    7,529
11/30/99                                         $    5,314                 $    7,503
12/31/99                                         $    4,856                 $    7,263
1/31/2000                                        $    4,906                 $    7,207
2/29/2000                                        $    4,657                 $    6,948
3/31/2000                                        $    5,334                 $    7,500
4/30/2000                                        $    4,767                 $    6,939
5/31/2000                                        $    4,996                 $    7,016
6/30/2000                                        $    5,732                 $    7,758
7/31/2000                                        $    5,036                 $    6,774
8/31/2000                                        $    5,414                 $    7,318
9/30/2000                                        $    5,175                 $    7,025
10/31/2000                                       $    4,648                 $    6,438
11/30/2000                                       $    4,787                 $    6,420
12/31/2000                                       $    4,409                 $    5,966
1/31/2001                                        $    4,379                 $    5,896
2/28/2001                                        $    4,469                 $    5,807
3/31/2001                                        $    4,419                 $    5,649
4/30/2001                                        $    4,967                 $    6,259
5/31/2001                                        $    5,016                 $    6,300
6/30/2001                                        $    4,977                 $    6,092
7/31/2001                                        $    4,608                 $    5,711
8/31/2001                                        $    4,728                 $    5,719
9/30/2001                                        $    4,310                 $    5,314
10/31/2001                                       $    4,439                 $    5,359
11/30/2001                                       $    4,140                 $    5,118
12/31/2001                                       $    3,673                 $    4,648
1/31/2002                                        $    3,473                 $    4,333
2/28/2002                                        $    3,752                 $    4,561
3/31/2002                                        $    3,951                 $    4,786
4/30/2002                                        $    4,111                 $    5,047
5/31/2002                                        $    4,519                 $    5,551
6/30/2002                                        $    4,319                 $    5,355
7/31/2002                                        $    4,270                 $    5,170
8/31/2002                                        $    4,210                 $    5,079
9/30/2002                                        $    4,090                 $    4,921
10/31/2002                                       $    3,772                 $    4,557
11/30/2002                                       $    3,742                 $    4,584
12/31/2002                                       $    3,712                 $    4,549
1/31/2003                                        $    3,722                 $    4,457
2/28/2003                                        $    3,991                 $    4,650
3/31/2003                                        $    4,031                 $    4,631
4/30/2003                                        $    4,210                 $    4,759
5/31/2003                                        $    4,478                 $    4,953
6/30/2003                                        $    4,837                 $    5,321
7/31/2003                                        $    4,896                 $    5,400
8/31/2003                                        $    5,324                 $    5,920
9/30/2003                                        $    5,672                 $    6,409
10/31/2003                                       $    5,901                 $    6,712
11/30/2003                                       $    5,533                 $    6,365

ANNUALIZED            ONE     FIVE         FROM
TOTAL RETURN (%)     YEAR     YEARS   AUGUST 9, 1996
----------------------------------------------------
                     47.86     5.07        -7.78

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE FIRST AND SECOND SECTIONS OF THE TOKYO STOCK EXCHANGE.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-Japan is courtesy of Citigroup Global Markets
Inc.

[CHART]

THE PACIFIC RIM SMALL COMPANY SERIES VS.
CITIGROUP EXTENDED MARKET INDEX-PAC RIM EX JAPAN
AUGUST 9, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

                   THE PACIFIC RIM    CITIGROUP EXTENDED MARKET
              SMALL COMPANY SERIES       INDEX-PAC RIM EX JAPAN
8/9/96                  $   10,000                   $   10,000
8/30/96                 $   10,009                   $   10,000
9/30/96                 $   10,167                   $   10,212
10/31/96                $   10,276                   $   10,421
11/30/96                $   10,592                   $   11,086
12/31/96                $   10,344                   $   11,122
1/31/97                 $   10,563                   $   11,146
2/28/97                 $   11,156                   $   11,732
3/31/97                 $   10,661                   $   11,210
4/30/97                 $   10,414                   $   10,987
5/31/97                 $   10,800                   $   11,438
6/30/97                 $   10,899                   $   11,592
7/31/97                 $   10,850                   $   11,593
8/31/97                 $   10,246                   $   10,747
9/30/97                 $    9,791                   $   10,476
10/31/97                $    7,415                   $    7,981
11/30/97                $    6,593                   $    7,328
12/31/97                $    6,009                   $    7,042
1/31/98                 $    5,385                   $    6,313
2/28/98                 $    6,851                   $    7,431
3/31/98                 $    6,623                   $    7,177
4/30/98                 $    6,009                   $    6,802
5/31/98                 $    5,237                   $    6,087
6/30/98                 $    4,484                   $    5,444
7/31/98                 $    4,188                   $    5,295
8/31/98                 $    3,534                   $    4,440
9/30/98                 $    3,772                   $    4,986
10/31/98                $    4,435                   $    5,773
11/30/98                $    5,039                   $    6,210
12/31/98                $    4,891                   $    6,039
1/31/99                 $    4,881                   $    5,968
2/28/99                 $    4,673                   $    5,944
3/31/99                 $    4,851                   $    6,347
4/30/99                 $    6,118                   $    7,289
5/31/99                 $    6,504                   $    7,009
6/30/99                 $    7,811                   $    7,639
7/31/99                 $    7,603                   $    7,623
8/31/99                 $    7,514                   $    7,495
9/30/99                 $    7,396                   $    7,415
10/31/99                $    7,396                   $    7,269
11/30/99                $    7,802                   $    7,696
12/31/99                $    8,366                   $    8,183
1/31/2000               $    8,187                   $    7,674
2/29/2000               $    8,316                   $    7,424
3/31/2000               $    8,247                   $    7,578
4/30/2000               $    7,386                   $    7,049
5/31/2000               $    6,822                   $    6,627
6/30/2000               $    7,425                   $    7,509
7/31/2000               $    7,386                   $    7,489
8/31/2000               $    7,495                   $    7,703
9/30/2000               $    6,822                   $    7,025
10/31/2000              $    6,515                   $    6,674
11/30/2000              $    6,614                   $    6,717
12/31/2000              $    6,841                   $    7,097
1/31/2001               $    7,019                   $    7,275
2/28/2001               $    6,969                   $    7,195
3/31/2001               $    6,256                   $    6,413
4/30/2001               $    6,603                   $    6,881
5/31/2001               $    6,890                   $    7,087
6/30/2001               $    7,039                   $    7,369
7/31/2001               $    6,801                   $    6,988
8/31/2001               $    6,860                   $    7,019
9/30/2001               $    5,979                   $    6,243
10/31/2001              $    6,435                   $    6,763
11/30/2001              $    6,801                   $    7,352
12/31/2001              $    6,890                   $    7,498
1/31/2002               $    7,227                   $    7,877
2/28/2002               $    7,296                   $    8,088
3/31/2002               $    7,613                   $    8,594
4/30/2002               $    7,663                   $    8,396
5/31/2002               $    8,098                   $    8,723
6/30/2002               $    7,840                   $    8,393
7/31/2002               $    7,375                   $    7,940
8/31/2002               $    7,514                   $    8,075
9/30/2002               $    7,009                   $    7,352
10/31/2002              $    7,227                   $    7,530
11/30/2002              $    7,296                   $    7,842
12/31/2002              $    7,396                   $    7,697
1/31/2003               $    7,633                   $    7,956
2/28/2003               $    7,683                   $    7,901
3/31/2003               $    7,524                   $    7,729
4/30/2003               $    7,742                   $    8,309
5/31/2003               $    8,534                   $    9,096
6/30/2003               $    8,930                   $    9,602
7/31/2003               $    9,543                   $    9,950
8/31/2003               $   10,227                   $   10,513
9/30/2003               $   11,048                   $   10,999
10/31/2003              $   11,691                   $   11,873
11/30/2003              $   11,780                   $   12,016

ANNUALIZED          ONE      FIVE          FROM
TOTAL RETURN (%)    YEAR     YEARS    AUGUST 9, 1996
----------------------------------------------------
                    61.45    18.27        2.27

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRALIA, HONG KONG, NEW ZEALAND, AND SINGAPORE.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-Pacific Rim ex Japan is courtesy of Citigroup Global Markets Inc.

[CHART]

THE UNITED KINGDOM SMALL COMPANY SERIES VS.
CITIGROUP EXTENDED MARKET INDEX-UNITED KINGDOM
AUGUST 9, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

              THE UNITED KINGDOM     CITIGROUP EXTENDED MARKET
            SMALL COMPANY SERIES          INDEX-UNITED KINGDOM
Aug-1996              $   10,000                    $   10,000
Aug-1996              $   10,240                    $   10,000
Sep-1996              $   10,320                    $   10,017
Oct-1996              $   10,819                    $   10,526
Nov-1996              $   11,130                    $   10,863
Dec-1996              $   11,549                    $   11,235
Jan-1997              $   11,410                    $   10,966
Feb-1997              $   11,800                    $   11,354
Mar-1997              $   11,880                    $   11,280
Apr-1997              $   11,690                    $   11,066
May-1997              $   11,630                    $   11,101
Jun-1997              $   11,511                    $   11,153
Jul-1997              $   11,141                    $   11,072
Aug-1997              $   11,431                    $   11,354
Sep-1997              $   11,841                    $   11,907
Oct-1997              $   12,262                    $   12,039
Nov-1997              $   12,132                    $   12,108
Dec-1997              $   12,012                    $   12,139
Jan-1998              $   12,081                    $   12,313
Feb-1998              $   12,541                    $   13,103
Mar-1998              $   13,581                    $   14,302
Apr-1998              $   13,631                    $   14,560
May-1998              $   14,141                    $   14,978
Jun-1998              $   13,631                    $   14,353
Jul-1998              $   12,630                    $   13,888
Aug-1998              $   11,370                    $   12,466
Sep-1998              $   10,850                    $   12,070
Oct-1998              $   10,610                    $   12,423
Nov-1998              $   10,531                    $   12,603
Dec-1998              $   10,720                    $   12,675
Jan-1999              $   10,900                    $   13,048
Feb-1999              $   11,260                    $   13,324
Mar-1999              $   11,930                    $   13,872
Apr-1999              $   12,731                    $   14,734
May-1999              $   12,661                    $   14,309
Jun-1999              $   12,981                    $   14,524
Jul-1999              $   13,821                    $   15,238
Aug-1999              $   14,271                    $   15,241
Sep-1999              $   14,012                    $   14,801
Oct-1999              $   13,832                    $   14,538
Nov-1999              $   14,402                    $   15,756
Dec-1999              $   15,272                    $   16,885
Jan-2000              $   15,723                    $   16,337
Feb-2000              $   15,392                    $   16,784
Mar-2000              $   15,172                    $   16,645
Apr-2000              $   13,883                    $   15,793
May-2000              $   13,302                    $   14,893
Jun-2000              $   14,413                    $   15,926
Jul-2000              $   14,513                    $   16,039
Aug-2000              $   14,793                    $   16,322
Sep-2000              $   14,822                    $   15,576
Oct-2000              $   14,142                    $   15,080
Nov-2000              $   13,511                    $   14,020
Dec-2000              $   14,611                    $   15,258
Jan-2001              $   14,910                    $   15,312
Feb-2001              $   14,271                    $   14,788
Mar-2001              $   13,161                    $   13,541
Apr-2001              $   13,841                    $   14,329
May-2001              $   14,042                    $   14,589
Jun-2001              $   13,522                    $   14,029
Jul-2001              $   13,142                    $   13,747
Aug-2001              $   13,563                    $   13,995
Sep-2001              $   11,523                    $   11,983
Oct-2001              $   12,043                    $   12,437
Nov-2001              $   12,853                    $   13,135
Dec-2001              $   13,383                    $   13,731
Jan-2002              $   13,023                    $   13,249
Feb-2002              $   13,153                    $   13,367
Mar-2002              $   13,813                    $   14,332
Apr-2002              $   14,424                    $   14,624
May-2002              $   14,584                    $   14,739
Jun-2002              $   14,003                    $   14,059
Jul-2002              $   12,994                    $   12,806
Aug-2002              $   13,013                    $   12,805
Sep-2002              $   11,912                    $   11,674
Oct-2002              $   11,853                    $   11,997
Nov-2002              $   12,253                    $   12,244
Dec-2002              $   12,224                    $   12,020
Jan-2003              $   11,934                    $   11,412
Feb-2003              $   11,534                    $   11,027
Mar-2003              $   11,434                    $   10,951
Apr-2003              $   12,515                    $   12,284
May-2003              $   14,015                    $   13,659
Jun-2003              $   14,815                    $   13,978
Jul-2003              $   15,405                    $   14,545
Aug-2003              $   16,055                    $   14,926
Sep-2003              $   16,686                    $   15,364
Oct-2003              $   17,636                    $   16,709
Nov-2003              $   17,726                    $   16,925

ANNUALIZED          ONE      FIVE          FROM
TOTAL RETURN (%)    YEAR     YEARS    AUGUST 9, 1996
----------------------------------------------------
                    44.67    10.98         8.15

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES IN THE UNITED KINGDOM.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-United
Kingdom is courtesy of Citigroup Global
Markets Inc.

[CHART]

THE CONTINENTAL SMALL COMPANY SERIES VS.
CITIGROUP EXTENDED MARKET INDEX-EUROPE EX UNITED KINGDOM
AUGUST 9, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

              THE CONTINENTAL SMALL         CITIGROUP EXTENDED MARKET
                     COMPANY SERIES    INDEX-EUROPE EX UNITED KINGDOM
8/9/96                  $    10,000                        $   10,000
8/30/96                 $     9,900                        $   10,000
9/30/96                 $     9,761                        $    9,977
10/31/96                $     9,940                        $   10,032
11/30/96                $    10,128                        $   10,279
12/31/96                $    10,326                        $   10,461
1/31/97                 $    10,584                        $   10,657
2/28/97                 $    10,604                        $   10,763
3/31/97                 $    10,980                        $   11,103
4/30/97                 $    10,683                        $   10,873
5/31/97                 $    11,118                        $   11,420
6/30/97                 $   811,504                        $   11,807
7/31/97                 $    11,474                        $   11,955
8/31/97                 $    11,296                        $   11,487
9/30/97                 $    12,098                        $   12,326
10/31/97                $    11,752                        $   11,841
11/30/97                $    11,495                        $   11,785
12/31/97                $    11,585                        $   11,979
1/31/98                 $    12,011                        $   12,438
2/28/98                 $    12,912                        $   13,488
3/31/98                 $    14,140                        $   14,596
4/30/98                 $    14,704                        $   14,986
5/31/98                 $    15,486                        $   15,884
6/30/98                 $    15,080                        $   15,498
7/31/98                 $    15,139                        $   15,825
8/31/98                 $    13,565                        $   13,676
9/30/98                 $    12,922                        $   12,992
10/31/98                $    13,298                        $   13,757
11/30/98                $    13,783                        $   14,248
12/31/98                $    13,911                        $   14,758
1/31/99                 $    13,199                        $   14,459
2/28/99                 $    12,951                        $   13,941
3/31/99                 $    12,753                        $   13,824
4/30/99                 $    13,129                        $   14,277
5/31/99                 $    12,990                        $   14,013
6/30/99                 $    13,080                        $   14,221
7/31/99                 $    13,367                        $   14,514
8/31/99                 $    13,457                        $   14,737
9/30/99                 $    13,516                        $   14,630
10/31/99                $    13,317                        $   14,559
11/30/99                $    12,971                        $   14,881
12/31/99                $    13,585                        $   16,542
1/31/2000               $    13,356                        $   16,123
2/29/2000               $    14,227                        $   17,491
3/31/2000               $    14,267                        $   17,258
4/30/2000               $    13,544                        $   16,164
5/31/2000               $    13,950                        $   16,156
6/30/2000               $    14,494                        $   16,721
7/31/2000               $    14,187                        $   16,556
8/31/2000               $    14,207                        $   16,619
9/30/2000               $    13,930                        $   15,744
10/31/2000              $    13,306                        $   14,935
11/30/2000              $    13,315                        $   14,324
12/31/2000              $    14,226                        $   15,337
1/31/2001               $    14,621                        $   15,650
2/28/2001               $    14,384                        $   14,820
3/31/2001               $    13,255                        $   13,331
4/30/2001               $    13,740                        $   14,066
5/31/2001               $    13,573                        $   13,663
6/30/2001               $    13,167                        $   12,994
7/31/2001               $    13,345                        $   12,926
8/31/2001               $    13,443                        $   12,750
9/30/2001               $    11,731                        $   10,766
10/31/2001              $    12,077                        $   11,378
11/30/2001              $    12,591                        $   12,061
12/31/2001              $    12,699                        $   12,207
1/31/2002               $    12,710                        $   12,020
2/28/2002               $    12,898                        $   12,144
3/31/2002               $    13,561                        $   12,975
4/30/2002               $    14,104                        $   13,182
5/31/2002               $    14,669                        $   13,492
6/30/2002               $    14,669                        $   13,130
7/31/2002               $    13,520                        $   11,589
8/31/2002               $    13,342                        $   11,427
9/30/2002               $    11,946                        $    9,930
10/31/2002              $    12,313                        $   10,607
11/30/2002              $    12,996                        $   11,277
12/31/2002              $    13,234                        $   11,061
1/31/2003               $    13,145                        $   10,769
2/28/2003               $    12,759                        $   10,312
3/31/2003               $    12,680                        $   10,277
4/30/2003               $    14,263                        $   11,661
5/31/2003               $    15,718                        $   12,676
6/30/2003               $    15,976                        $   12,856
7/31/2003               $    16,540                        $   13,358
8/31/2003               $    16,906                        $   13,747
9/30/2003               $    17,776                        $   14,298
10/31/2003              $    18,875                        $   15,324
11/30/2003              $    19,865                        $   16,123

ANNUALIZED          ONE      FIVE         FROM
TOTAL RETURN (%)    YEAR     YEARS    AUGUST 9, 1996
----------------------------------------------------
                    52.85    7.37          9.85

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, IRELAND, ITALY, THE NETHERLANDS, NORWAY, PORTUGAL, SPAIN, SWEDEN, AND SWITZERLAND.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Citigroup Extended Market Index-Europe ex United Kingdom is courtesy of Citigroup Global Markets Inc.

[CHART]

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
APRIL 25, 1994-NOVEMBER 30, 2003

GROWTH OF $10,000

                                               MSCI EMERGING MARKETS
              THE EMERGING MARKETS SERIES    FREE INDEX (PRICE-ONLY)
4/25/94                        $   10,000                 $   10,000
4/30/94                        $    9,850                 $   10,000
5/31/94                        $   10,175                 $   10,320
6/30/94                        $   10,057                 $   10,018
7/31/94                        $   10,805                 $   10,635
8/31/94                        $   11,780                 $   11,942
9/30/94                        $   11,908                 $   12,066
10/31/94                       $   11,564                 $   11,832
11/30/94                       $   11,200                 $   11,204
12/31/94                       $   10,392                 $   10,296
1/31/95                        $    9,427                 $    9,194
2/28/95                        $    9,378                 $    8,950
3/31/95                        $    9,791                 $    8,985
4/30/95                        $   10,274                 $    9,371
5/31/95                        $   11,003                 $    9,844
6/30/95                        $   11,072                 $    9,853
7/31/95                        $   11,515                 $   10,059
8/31/95                        $   11,082                 $    9,809
9/30/95                        $   10,875                 $    9,749
10/31/95                       $   10,510                 $    9,367
11/30/95                       $   10,466                 $    9,191
12/31/95                       $   10,783                 $    9,581
1/31/96                        $   11,947                 $   10,253
2/29/96                        $   11,698                 $   10,073
3/31/96                        $   11,798                 $   10,133
4/30/96                        $   12,136                 $   10,502
5/31/96                        $   12,136                 $   10,429
6/30/96                        $   12,236                 $   10,472
7/31/96                        $   11,191                 $    9,738
8/31/96                        $   11,509                 $    9,973
9/30/96                        $   11,757                 $   10,045
10/31/96                       $   11,499                 $    9,770
11/30/96                       $   11,907                 $    9,922
12/31/96                       $   12,066                 $    9,954
1/31/97                        $   13,300                 $   10,624
2/28/97                        $   13,469                 $   11,072
3/31/97                        $   13,090                 $   10,754
4/30/97                        $   12,582                 $   10,735
5/31/97                        $   13,209                 $   11,014
6/30/97                        $   13,756                 $   11,580
7/31/97                        $   13,775                 $   11,729
8/31/97                        $   11,767                 $   10,223
9/30/97                        $   12,254                 $   10,490
10/31/97                       $   10,444                 $    8,760
11/30/97                       $    9,897                 $    8,435
12/31/97                       $    9,817                 $    8,619
1/31/98                        $    9,639                 $    7,936
2/28/98                        $   10,583                 $    8,760
3/31/98                        $   10,952                 $    9,111
4/30/98                        $   10,783                 $    8,994
5/31/98                        $    9,540                 $    7,734
6/30/98                        $    8,694                 $    6,907
7/31/98                        $    9,053                 $    7,101
8/31/98                        $    6,765                 $    5,022
9/30/98                        $    6,775                 $    5,326
10/31/98                       $    7,880                 $    5,880
11/30/98                       $    8,675                 $    6,363
12/31/98                       $    8,924                 $    6,247
1/31/99                        $    8,706                 $    6,142
2/28/99                        $    8,795                 $    6,197
3/31/99                        $    9,591                 $    6,994
4/30/99                        $   11,302                 $    7,849
5/31/99                        $   11,292                 $    7,779
6/30/99                        $   12,397                 $    8,646
7/31/99                        $   12,208                 $    8,398
8/31/99                        $   12,158                 $    8,468
9/30/99                        $   11,761                 $    8,171
10/31/99                       $   12,218                 $    8,338
11/30/99                       $   13,342                 $    9,082
12/31/99                       $   15,372                 $   10,226
1/31/2000                      $   15,133                 $   10,267
2/29/2000                      $   14,735                 $   10,399
3/31/2000                      $   14,825                 $   10,433
4/30/2000                      $   13,870                 $    9,430
5/31/2000                      $   13,105                 $    9,020
6/30/2000                      $   13,373                 $    9,308
7/31/2000                      $   12,587                 $    8,819
8/31/2000                      $   12,727                 $    8,849
9/30/2000                      $   11,812                 $    8,065
10/31/2000                     $   11,065                 $    7,477
11/30/2000                     $   10,369                 $    6,819
12/31/2000                     $   10,926                 $    6,974
1/31/2001                      $   12,050                 $    7,919
2/28/2001                      $   10,966                 $    7,293
3/31/2001                      $    9,881                 $    6,543
4/30/2001                      $   10,319                 $    6,847
5/31/2001                      $   10,389                 $    6,907
6/30/2001                      $   10,170                 $    6,747
7/31/2001                      $    9,822                 $    6,303
8/31/2001                      $    9,912                 $    6,230
9/30/2001                      $    8,289                 $    5,253
10/31/2001                     $    8,538                 $    5,576
11/30/2001                     $    9,483                 $    6,152
12/31/2001                     $   10,219                 $    6,632
1/31/2002                      $   10,786                 $    6,848
2/28/2002                      $   10,647                 $    6,953
3/31/2002                      $   11,105                 $    7,343
4/30/2002                      $   11,224                 $    7,372
5/31/2002                      $   10,936                 $    7,235
6/30/2002                      $   10,110                 $    6,681
7/31/2002                      $    9,623                 $    6,156
8/31/2002                      $    9,653                 $    6,245
9/30/2002                      $    8,637                 $    5,560
10/31/2002                     $    8,996                 $    5,916
11/30/2002                     $    9,682                 $    6,317
12/31/2002                     $    9,294                 $    6,102
1/31/2003                      $    9,284                 $    6,068
2/28/2003                      $    9,144                 $    5,877
3/31/2003                      $    8,995                 $    5,688
4/30/2003                      $   10,210                 $    6,166
5/31/2003                      $   10,956                 $    6,590
6/30/2003                      $   11,384                 $    6,950
7/31/2003                      $   11,613                 $    7,367
8/31/2003                      $   12,141                 $    7,845
9/30/2003                      $   12,688                 $    7,889
10/31/2003                     $   13,653                 $    8,547
11/30/2003                     $   13,524                 $    8,635

ANNUALIZED          ONE      FIVE         FROM
TOTAL RETURN (%)    YEAR     YEARS    APRIL 25, 1994
----------------------------------------------------
                    39.68     9.18        3.19

- THE SERIES PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
DECEMBER 2, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

              THE EMERGING MARKETS      MSCI EMERGING MARKETS
                  SMALL CAP SERIES    FREE INDEX (PRICE-ONLY)
12/2/96                 $   10,000                 $   10,000
12/31/96                $    9,880                 $   10,000
1/31/97                 $   10,880                 $   10,673
2/28/97                 $   11,138                 $   11,122
3/31/97                 $   10,692                 $   10,803
4/30/97                 $   10,088                 $   10,785
5/31/97                 $   10,247                 $   11,064
6/30/97                 $   10,652                 $   11,633
7/31/97                 $   10,692                 $   11,783
8/31/97                 $    9,296                 $   10,270
9/30/97                 $    9,483                 $   10,538
10/31/97                $    8,424                 $    8,800
11/30/97                $    7,849                 $    8,474
12/31/97                $    7,612                 $    8,658
1/31/98                 $    6,909                 $    7,973
2/28/98                 $    7,216                 $    8,800
3/31/98                 $    7,562                 $    9,152
4/30/98                 $    7,790                 $    9,035
5/31/98                 $    7,344                 $    7,769
6/30/98                 $    6,869                 $    6,939
7/31/98                 $    7,057                 $    7,134
8/31/98                 $    5,404                 $    5,045
9/30/98                 $    5,187                 $    5,350
10/31/98                $    5,850                 $    5,907
11/30/98                $    6,622                 $    6,392
12/31/98                $    6,840                 $    6,276
1/31/99                 $    6,543                 $    6,170
2/28/99                 $    6,543                 $    6,225
3/31/99                 $    7,177                 $    7,026
4/30/99                 $    8,721                 $    7,885
5/31/99                 $    9,028                 $    7,815
6/30/99                 $   10,157                 $    8,686
7/31/99                 $   10,098                 $    8,436
8/31/99                 $   10,296                 $    8,507
9/30/99                 $   10,167                 $    8,209
10/31/99                $   10,514                 $    8,376
11/30/99                $   11,355                 $    9,124
12/31/99                $   12,780                 $   10,273
1/31/2000               $   13,037                 $   10,314
2/29/2000               $   12,858                 $   10,447
3/31/2000               $   12,818                 $   10,481
4/30/2000               $   11,887                 $    9,473
5/31/2000               $   11,224                 $    9,061
6/30/2000               $   11,204                 $    9,351
7/31/2000               $   10,838                 $    8,859
8/31/2000               $   10,797                 $    8,890
9/30/2000               $   10,115                 $    8,102
10/31/2000              $    9,313                 $    7,511
11/30/2000              $    8,709                 $    6,850
12/31/2000              $    8,719                 $    7,006
1/31/2001               $    9,204                 $    7,955
2/28/2001               $    8,640                 $    7,326
3/31/2001               $    7,917                 $    6,573
4/30/2001               $    8,126                 $    6,879
5/31/2001               $    8,215                 $    6,939
6/30/2001               $    8,225                 $    6,778
7/31/2001               $    8,076                 $    6,332
8/31/2001               $    8,027                 $    6,259
9/30/2001               $    6,790                 $    5,277
10/31/2001              $    7,136                 $    5,601
11/30/2001              $    7,878                 $    6,180
12/31/2001              $    8,492                 $    6,662
1/31/2002               $    9,145                 $    6,879
2/28/2002               $    9,046                 $    6,984
3/31/2002               $    9,621                 $    7,376
4/30/2002               $    9,888                 $    7,406
5/31/2002               $    9,819                 $    7,268
6/30/2002               $    9,176                 $    6,711
7/31/2002               $    8,750                 $    6,184
8/31/2002               $    8,858                 $    6,273
9/30/2002               $    7,849                 $    5,585
10/31/2002              $    8,175                 $    5,943
11/30/2002              $    8,809                 $    6,346
12/31/2002              $    8,522                 $    6,130
1/31/2003               $    8,680                 $    6,095
2/28/2003               $    8,581                 $    5,903
3/31/2003               $    8,522                 $    5,714
4/30/2003               $    9,620                 $    6,195
5/31/2003               $   10,352                 $    6,620
6/30/2003               $   10,798                 $    6,982
7/31/2003               $   11,025                 $    7,400
8/31/2003               $   11,688                 $    7,881
9/30/2003               $   12,133                 $    7,925
10/31/2003              $   13,192                 $    8,586
11/30/2003              $   13,460                 $    8,674

ANNUALIZED          ONE      FIVE          FROM
TOTAL RETURN (%)    YEAR     YEARS    DECEMBER 2, 1996
-------------------------------------------------------
                    52.80    15.01          4.34

- THE SERIES PROVIDES ACCESS TO NON-U.S. SMALL COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, TAIWAN, THAILAND, AND TURKEY.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

THE DFA ONE-YEAR FIXED INCOME SERIES VS.
THREE-MONTH U.S. TREASURY BILL INDEX
NOVEMBER 30, 1993-NOVEMBER 30, 2003

GROWTH OF $10,000

               THE DFA ONE-YEAR                 THREE-MONTH
            FIXED INCOME SERIES    U.S. TREASURY BILL INDEX
Nov-1993             $   10,000                  $   10,000
Dec-1993             $   10,034                  $   10,030
Jan-1994             $   10,084                  $   10,059
Feb-1994             $   10,066                  $   10,078
Mar-1994             $   10,063                  $   10,107
Apr-1994             $   10,058                  $   10,133
May-1994             $   10,079                  $   10,163
Jun-1994             $   10,113                  $   10,205
Jul-1994             $   10,173                  $   10,242
Aug-1994             $   10,213                  $   10,277
Sep-1994             $   10,230                  $   10,315
Oct-1994             $   10,264                  $   10,360
Nov-1994             $   10,259                  $   10,401
Dec-1994             $   10,291                  $   10,453
Jan-1995             $   10,388                  $   10,505
Feb-1995             $   10,487                  $   10,556
Mar-1995             $   10,552                  $   10,610
Apr-1995             $   10,622                  $   10,660
May-1995             $   10,735                  $   10,715
Jun-1995             $   10,796                  $   10,770
Jul-1995             $   10,854                  $   10,821
Aug-1995             $   10,909                  $   10,875
Sep-1995             $   10,958                  $   10,923
Oct-1995             $   11,016                  $   10,975
Nov-1995             $   11,069                  $   11,024
Dec-1995             $   11,122                  $   11,085
Jan-1996             $   11,173                  $   11,136
Feb-1996             $   11,218                  $   11,180
Mar-1996             $   11,269                  $   11,222
Apr-1996             $   11,308                  $   11,270
May-1996             $   11,346                  $   11,319
Jun-1996             $   11,408                  $   11,366
Jul-1996             $   11,461                  $   11,417
Aug-1996             $   11,517                  $   11,468
Sep-1996             $   11,587                  $   11,522
Oct-1996             $   11,671                  $   11,572
Nov-1996             $   11,741                  $   11,622
Dec-1996             $   11,779                  $   11,673
Jan-1997             $   11,838                  $   11,726
Feb-1997             $   11,887                  $   11,772
Mar-1997             $   11,908                  $   11,822
Apr-1997             $   11,987                  $   11,878
May-1997             $   12,046                  $   11,939
Jun-1997             $   12,118                  $   11,983
Jul-1997             $   12,202                  $   12,037
Aug-1997             $   12,239                  $   12,089
Sep-1997             $   12,312                  $   12,144
Oct-1997             $   12,385                  $   12,197
Nov-1997             $   12,423                  $   12,244
Dec-1997             $   12,491                  $   12,297
Jan-1998             $   12,566                  $   12,355
Feb-1998             $   12,618                  $   12,399
Mar-1998             $   12,685                  $   12,457
Apr-1998             $   12,733                  $   12,513
May-1998             $   12,804                  $   12,566
Jun-1998             $   12,854                  $   12,619
Jul-1998             $   12,929                  $   12,674
Aug-1998             $   12,988                  $   12,733
Sep-1998             $   13,049                  $   12,797
Oct-1998             $   13,098                  $   12,847
Nov-1998             $   13,156                  $   12,890
Dec-1998             $   13,222                  $   12,941
Jan-1999             $   13,275                  $   12,988
Feb-1999             $   13,315                  $   13,026
Mar-1999             $   13,374                  $   13,079
Apr-1999             $   13,432                  $   13,126
May-1999             $   13,461                  $   13,177
Jun-1999             $   13,518                  $   13,233
Jul-1999             $   13,563                  $   13,287
Aug-1999             $   13,597                  $   13,340
Sep-1999             $   13,672                  $   13,400
Oct-1999             $   13,722                  $   13,452
Nov-1999             $   13,790                  $   13,506
Dec-1999             $   13,843                  $   13,567
Jan-2000             $   13,871                  $   13,625
Feb-2000             $   13,961                  $   13,685
Mar-2000             $   14,032                  $   13,756
Apr-2000             $   14,083                  $   13,821
May-2000             $   14,139                  $   13,905
Jun-2000             $   14,254                  $   13,965
Jul-2000             $   14,339                  $   14,028
Aug-2000             $   14,428                  $   14,101
Sep-2000             $   14,534                  $   14,176
Oct-2000             $   14,609                  $   14,249
Nov-2000             $   14,700                  $   14,328
Dec-2000             $   14,788                  $   14,407
Jan-2001             $   14,891                  $   14,502
Feb-2001             $   14,964                  $   14,557
Mar-2001             $   15,023                  $   14,624
Apr-2001             $   15,098                  $   14,688
May-2001             $   15,152                  $   14,745
Jun-2001             $   15,201                  $   14,788
Jul-2001             $   15,289                  $   14,837
Aug-2001             $   15,359                  $   14,886
Sep-2001             $   15,519                  $   14,950
Oct-2001             $   15,615                  $   14,989
Nov-2001             $   15,629                  $   15,022
Dec-2001             $   15,660                  $   15,046
Jan-2002             $   15,692                  $   15,068
Feb-2002             $   15,750                  $   15,088
Mar-2002             $   15,693                  $   15,110
Apr-2002             $   15,792                  $   15,135
May-2002             $   15,858                  $   15,159
Jun-2002             $   15,941                  $   15,182
Jul-2002             $   16,054                  $   15,204
Aug-2002             $   16,104                  $   15,226
Sep-2002             $   16,152                  $   15,250
Oct-2002             $   16,201                  $   15,273
Nov-2002             $   16,186                  $   15,297
Dec-2002             $   16,288                  $   15,316
Jan-2003             $   16,304                  $   15,331
Feb-2003             $   16,351                  $   15,345
Mar-2003             $   16,378                  $   15,363
Apr-2003             $   16,414                  $   15,377
May-2003             $   16,453                  $   15,392
Jun-2003             $   16,473                  $   15,414
Jul-2003             $   16,427                  $   15,425
Aug-2003             $   16,443                  $   15,437
Sep-2003             $   16,527                  $   15,453
Oct-2003             $   16,498                  $   15,465
Nov-2003             $   16,504                  $   15,477

ANNUALIZED          ONE     FIVE      TEN
TOTAL RETURN (%)    YEAR    YEARS    YEARS
------------------------------------------
                    1.97     4.64     5.14

- THE SERIES MAXIMIZES EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVELS ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN HIGH QUALITY OBLIGATIONS, INCLUDING BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, CORPORATE DEBT OBLIGATIONS AND COMMERCIAL PAPER OF U.S. AS WELL AS NON-U.S. ISSUERS. AVERAGE MATURITY IS MAINTAINED UNDER ONE YEAR WITH NO INDIVIDUAL ISSUE LONGER THAN TWO YEARS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Three-Month U.S. Treasury Bill Index courtesy of Merrill Lynch.

[CHART]

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
FEBRUARY 9, 1996-NOVEMBER 30, 2003

GROWTH OF $10,000

                      THE DFA TWO-YEAR        MERRILL LYNCH 1-3 YEAR
            GLOBAL FIXED INCOME SERIES    GOVERNMENT/CORPORATE INDEX
Feb-1996                    $   10,000                    $   10,000
Feb-1996                    $   10,000                    $   10,000
Mar-1996                    $   10,047                    $    9,993
Apr-1996                    $   10,097                    $   10,002
May-1996                    $   10,148                    $   10,023
Jun-1996                    $   10,188                    $   10,096
Jul-1996                    $   10,260                    $   10,137
Aug-1996                    $   10,361                    $   10,172
Sep-1996                    $   10,439                    $   10,265
Oct-1996                    $   10,531                    $   10,381
Nov-1996                    $   10,602                    $   10,461
Dec-1996                    $   10,647                    $   10,462
Jan-1997                    $   10,720                    $   10,511
Feb-1997                    $   10,762                    $   10,536
Mar-1997                    $   10,766                    $   10,534
Apr-1997                    $   10,830                    $   10,620
May-1997                    $   10,904                    $   10,694
Jun-1997                    $   10,982                    $   10,767
Jul-1997                    $   11,036                    $   10,887
Aug-1997                    $   11,079                    $   10,898
Sep-1997                    $   11,149                    $   10,981
Oct-1997                    $   11,192                    $   11,061
Nov-1997                    $   11,236                    $   11,087
Dec-1997                    $   11,287                    $   11,163
Jan-1998                    $   11,378                    $   11,271
Feb-1998                    $   11,423                    $   11,282
Mar-1998                    $   11,490                    $   11,331
Apr-1998                    $   11,524                    $   11,385
May-1998                    $   11,593                    $   11,448
Jun-1998                    $   11,645                    $   11,507
Jul-1998                    $   11,704                    $   11,562
Aug-1998                    $   11,784                    $   11,698
Sep-1998                    $   11,854                    $   11,850
Oct-1998                    $   11,912                    $   11,902
Nov-1998                    $   11,965                    $   11,890
Dec-1998                    $   12,034                    $   11,936
Jan-1999                    $   12,093                    $   11,987
Feb-1999                    $   12,140                    $   11,935
Mar-1999                    $   12,207                    $   12,022
Apr-1999                    $   12,254                    $   12,064
May-1999                    $   12,278                    $   12,057
Jun-1999                    $   12,327                    $   12,094
Jul-1999                    $   12,351                    $   12,127
Aug-1999                    $   12,400                    $   12,159
Sep-1999                    $   12,467                    $   12,241
Oct-1999                    $   12,492                    $   12,277
Nov-1999                    $   12,544                    $   12,304
Dec-1999                    $   12,608                    $   12,326
Jan-2000                    $   12,633                    $   12,323
Feb-2000                    $   12,710                    $   12,406
Mar-2000                    $   12,767                    $   12,479
Apr-2000                    $   12,818                    $   12,508
May-2000                    $   12,857                    $   12,553
Jun-2000                    $   12,939                    $   12,690
Jul-2000                    $   13,005                    $   12,776
Aug-2000                    $   13,083                    $   12,874
Sep-2000                    $   13,176                    $   12,975
Oct-2000                    $   13,242                    $   13,036
Nov-2000                    $   13,333                    $   13,164
Dec-2000                    $   13,431                    $   13,322
Jan-2001                    $   13,527                    $   13,500
Feb-2001                    $   13,583                    $   13,589
Mar-2001                    $   13,647                    $   13,709
Apr-2001                    $   13,703                    $   13,747
May-2001                    $   13,759                    $   13,835
Jun-2001                    $   13,801                    $   13,888
Jul-2001                    $   13,886                    $   14,057
Aug-2001                    $   13,970                    $   14,146
Sep-2001                    $   14,139                    $   14,369
Oct-2001                    $   14,267                    $   14,511
Nov-2001                    $   14,252                    $   14,474
Dec-2001                    $   14,267                    $   14,482
Jan-2002                    $   14,309                    $   14,513
Feb-2002                    $   14,367                    $   14,577
Mar-2002                    $   14,289                    $   14,485
Apr-2002                    $   14,418                    $   14,644
May-2002                    $   14,490                    $   14,720
Jun-2002                    $   14,593                    $   14,834
Jul-2002                    $   14,750                    $   14,989
Aug-2002                    $   14,808                    $   15,061
Sep-2002                    $   14,880                    $   15,185
Oct-2002                    $   14,938                    $   15,214
Nov-2002                    $   14,909                    $   15,209
Dec-2002                    $   15,035                    $   15,364
Jan-2003                    $   15,050                    $   15,386
Feb-2003                    $   15,109                    $   15,464
Mar-2003                    $   15,139                    $   15,498
Apr-2003                    $   15,185                    $   15,552
May-2003                    $   15,244                    $   15,636
Jun-2003                    $   15,267                    $   15,669
Jul-2003                    $   15,177                    $   15,575
Aug-2003                    $   15,177                    $   15,589
Sep-2003                    $   15,322                    $   15,748
Oct-2003                    $   15,262                    $   15,690
Nov-2003                    $   15,262                    $   15,690

ANNUALIZED          ONE     FIVE          FROM
TOTAL RETURN (%)    YEAR    YEARS    FEBRUARY 9, 1996
-----------------------------------------------------
                    2.37     4.99          5.57

- THE SERIES SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE FOUND. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES, HIGH-QUALITY CORPORATE SECURITIES AND CURRENCY HEDGED GLOBAL BONDS WITH A MAXIMUM MATURITY OF TWO YEARS.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of a Merrill Lynch.

                          THE U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (83.7%)
   3M Co.                                                               234,000    $    18,495,360
   Abbott Laboratories                                                  467,100         20,645,820
   Ace, Ltd.                                                             83,200          3,032,640
*# ADC Telecommunications, Inc.                                         240,300            591,138
 # Adobe Systems, Inc.                                                   69,700          2,880,004
*# Advanced Micro Devices, Inc.                                         103,700          1,864,526
 * AES Corp.                                                            185,200          1,642,724
   Aetna, Inc.                                                           45,900          2,955,042
   AFLAC, Inc.                                                          153,700          5,528,589
 * Agilent Technologies, Inc.                                           140,900          3,984,652
   Air Products & Chemicals, Inc.                                        67,900          3,255,126
   Alberto-Culver Co. Class B                                            17,600          1,074,832
 # Albertson's, Inc.                                                    109,700          2,334,416
   Alcoa, Inc.                                                          253,000          8,300,930
 * Allegheny Energy, Inc.                                                37,600            404,200
   Allegheny Technologies, Inc.                                          24,200            198,440
   Allergan, Inc.                                                        39,000          2,914,470
 * Allied Waste Industries, Inc.                                         62,600            779,370
 # Allstate Corp.                                                       210,400          8,495,952
 # Alltel Corp.                                                          93,200          4,232,212
 * Altera Corp.                                                         114,300          2,895,219
 # Altria Group, Inc.                                                   606,700         31,548,400
   Ambac Financial Group, Inc.                                           32,000          2,200,000
 # Amerada Hess Corp.                                                    27,000          1,278,990
 # Ameren Corp.                                                          48,400          2,135,892
 # American Electric Power Co., Inc.                                    118,000          3,267,420
 # American Express Co.                                                 384,800         17,589,208
*# American Greetings Corp. Class A                                      19,800            418,176
   American International Group, Inc.                                   780,000         45,201,000
   American Power Conversion Corp.                                       59,000          1,289,740
 * American Standard Companies, Inc.                                     21,600          2,153,520
 # AmerisourceBergen Corp.                                               33,500          2,120,215
 * Amgen, Inc.                                                          385,900         22,193,109
   AmSouth Bancorporation                                               104,800          2,514,152
   Anadarko Petroleum Corp.                                              74,500          3,347,285
   Analog Devices, Inc.                                                 109,200          5,432,700
*# Andrew Corp.                                                          45,800            539,066
   Anheuser-Busch Companies, Inc.                                       247,200         12,809,904
 * Anthem, Inc.                                                          41,300          2,978,556
 # AON Corp.                                                             93,500          2,051,390
   Apache Corp.                                                          48,400          3,475,120
   Apartment Investment &
     Management Co. Class A                                              28,100            956,805
 * Apollo Group, Inc. (Class A)                                          52,500          3,624,075
 * Apple Computer, Inc.                                                 108,400          2,267,728
   Applera Corporation - Applied
     Biosystems Group                                                    62,500          1,341,875
 * Applied Materials, Inc.                                              495,500         12,040,650
 * Applied Micro Circuits Corp.                                          91,100            588,506
   Archer-Daniels Midland Co.                                           192,800          2,755,112
   Ashland, Inc.                                                         20,400            810,696
 # AT&T Corp.                                                           235,500          4,669,965
 * AT&T Wireless Services, Inc.                                         811,100          6,083,250
   Autodesk, Inc.                                                        33,400            775,548
   Automatic Data Processing, Inc.                                      178,800          6,835,524
 * AutoNation, Inc.                                                      82,300          1,446,834
 * Autozone, Inc.                                                        26,700          2,554,122
 * Avaya, Inc.                                                          124,600    $     1,694,560
 # Avery Dennison Corp.                                                  33,100          1,823,148
   Avon Products, Inc.                                                   70,600          4,836,100
   B B & T Corp.                                                        161,400          6,352,704
 # Baker Hughes, Inc.                                                   100,100          2,888,886
   Ball Corp.                                                            16,800            939,960
 # Bank of America Corp.                                                446,900         33,709,667
   Bank of New York Co., Inc.                                           230,300          7,065,604
   Bank One Corp.                                                       337,900         14,651,344
   Bard (C.R.), Inc.                                                     15,500          1,171,800
   Bausch & Lomb, Inc.                                                   15,900            798,657
   Baxter International, Inc.                                           182,000          5,063,240
   Bear Stearns Companies, Inc.                                          29,800          2,159,308
   Becton Dickinson & Co.                                                76,000          3,042,280
 * Bed, Bath and Beyond, Inc.                                            88,400          3,734,016
   Bellsouth Corp.                                                      552,300         14,376,369
   Bemis Co., Inc.                                                       15,900            723,450
   Best Buy Co., Inc.                                                    96,400          5,976,800
 * Big Lots, Inc.                                                        34,900            511,634
 * Biogen Idec, Inc.                                                     51,405          1,962,643
   Biomet, Inc.                                                          76,700          2,743,559
 * BJ Services, Co.                                                      47,400          1,511,586
 # Black & Decker Corp.                                                  23,200          1,076,248
 # Block (H.&R.), Inc.                                                   53,700          2,915,373
 * BMC Software, Inc.                                                    68,000          1,130,840
   Boeing Co.                                                           251,400          9,651,246
   Boise Cascade Corp.                                                   17,500            516,425
 * Boston Scientific Corp.                                              246,000          8,828,940
 # Bristol Myers Squibb Co.                                             579,500         15,269,825
 * Broadcom Corp.                                                        88,700          3,231,341
 # Brown-Forman Corp. Class B                                            18,000          1,651,320
   Brunswick Corp.                                                       27,100            814,355
   Burlington Northern Santa Fe Corp.                                   111,300          3,313,401
 # Burlington Resources, Inc.                                            60,000          3,012,000
 * Calpine Corp.                                                        114,500            488,915
 # Campbell Soup Co.                                                    122,700          3,142,347
 # Capital One Financial Corp.                                           67,900          4,054,988
 # Cardinal Health, Inc.                                                133,400          8,156,076
 # Carnival Corp.                                                       188,300          6,626,277
 # Caterpillar, Inc.                                                    103,200          7,848,360
 * Cendant Corp.                                                        303,100          6,716,696
   CenterPoint Energy, Inc.                                              91,400            886,580
 # Centex Corp.                                                          18,500          2,023,900
   CenturyTel, Inc.                                                      43,100          1,409,370
   Charter One Financial, Inc.                                           67,500          2,242,350
   ChevronTexaco Corp.                                                  319,500         23,994,450
 * Chiron Corp.                                                          55,700          2,986,634
 # Chubb Corp.                                                           56,000          3,665,200
 * CIENA Corp.                                                          140,800            996,864
   CIGNA Corp.                                                           42,000          2,253,300
 # Cincinnati Financial Corp.                                            48,000          1,945,440
 # Cinergy Corp.                                                         53,100          1,940,805
   Cintas Corp.                                                          50,900          2,379,066
   Circuit City Stores, Inc.                                             62,400            812,448
*# Cisco Sytems, Inc.                                                 2,098,300         47,547,478
   Citigroup, Inc.                                                    1,540,000         72,441,600
*# Citizens Communications Co.                                           84,900            922,014
*# Citrix Systems, Inc.                                                  49,200          1,181,784

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Clear Channel Communications, Inc.                                   183,900    $     7,688,859
 # Clorox Co.                                                            64,800          3,040,416
*# CMS Energy Corp.                                                      43,100            340,059
   Coca-Cola Co.                                                        734,800         34,168,200
 # Coca-Cola Enterprises, Inc.                                          135,300          2,793,945
   Colgate-Palmolive Co.                                                160,800          8,442,000
 * Comcast Corp. Class A                                                672,800         21,112,464
   Comerica, Inc.                                                        52,400          2,732,660
 # Computer Associates International,
     Inc.                                                               173,000          4,030,900
 * Computer Sciences Corp.                                               55,900          2,314,260
 * Compuware Corp.                                                      114,400            654,368
*# Comverse Technology, Inc.                                             56,300          1,082,649
   Conagra, Inc.                                                        160,500          3,932,250
 * Concord EFS, Inc.                                                    145,500          1,671,795
 # ConocoPhilips                                                        203,300         11,535,242
 # Consolidated Edison, Inc.                                             67,300          2,712,190
   Constellation Energy Group                                            49,900          1,878,236
 * Convergys Corp.                                                       42,700            655,018
   Cooper Industries, Ltd.                                               27,600          1,480,740
   Cooper Tire & Rubber Co.                                              22,100            442,221
   Coors (Adolph) Co. Class B                                            10,900            600,699
*# Corning, Inc.                                                        398,100          4,562,226
 * Costco Wholesale Corp.                                               136,700          4,896,594
   Countrywide Financial Corp.                                           40,600          4,287,360
   Crane Co.                                                             17,700            514,893
   CSX Corp.                                                             64,000          2,168,960
 # Cummins, Inc.                                                         12,400            575,980
   CVS Corp.                                                            118,000          4,420,280
 # Dana Corp.                                                            44,400            717,948
 # Danaher Corp.                                                         45,700          3,802,240
 # Darden Restaurants, Inc.                                              49,100          1,016,861
 # Deere & Co.                                                           71,600          4,384,068
*# Dell, Inc.                                                           767,800         26,489,100
   Delphi Automotive Systems Corp.                                      167,500          1,470,650
 # Delta Air Lines, Inc.                                                 37,000            463,980
   Deluxe Corp.                                                          15,900            655,080
   Devon Energy Corp.                                                    69,400          3,425,584
 # Dillards, Inc. Class A                                                25,000            421,250
   Disney (Walt) Co.                                                    611,100         14,110,299
   Dollar General Corp.                                                  99,700          2,105,664
 # Dominion Resources, Inc.                                              96,600          5,822,082
 # Donnelley (R.R.) & Sons Co.                                           33,900            951,234
   Dover Corp.                                                           60,500          2,322,595
 # Dow Chemical Co.                                                     274,600         10,311,230
 # Dow Jones & Co., Inc.                                                 24,300          1,205,280
 # DTE Energy Co.                                                        50,300          1,896,813
   Duke Energy Corp.                                                    270,400          4,878,016
   DuPont (E.I.) de Nemours & Co., Inc.                                 297,900         12,350,934
*# Dynegy, Inc.                                                         112,000            448,000
   Eastman Chemical Co.                                                  23,100            823,977
 # Eastman Kodak Co.                                                     85,700          2,087,652
 # Eaton Corp.                                                           22,500          2,317,275
 * eBay, Inc.                                                           192,000         10,723,200
   Ecolab, Inc.                                                          77,700          2,037,294
 * Edison International                                                  97,500          1,990,950
 # El Paso Corp.                                                        179,500          1,274,450
 * Electronic Arts, Inc.                                                 88,000          3,892,240
 # Electronic Data Systems Corp.                                        143,400          3,100,308
*# EMC Corp.                                                            655,800          9,010,692
   Emerson Electric Co.                                                 125,900          7,684,936
   Engelhard Corp.                                                       37,500    $     1,118,250
   Entergy Corp.                                                         68,100          3,599,766
   EOG Resources, Inc.                                                   34,300          1,438,542
   Equifax, Inc.                                                         42,000            992,460
   Equity Office Properties Trust                                       119,300          3,308,189
   Equity Residential Corp.                                              81,900          2,404,584
   Exelon Corp.                                                          97,500          6,027,450
*# Express Scripts, Inc. Class A                                         23,500          1,521,155
   Exxon Mobil Corp.                                                  1,984,200         71,768,514
   Family Dollar Stores, Inc.                                            51,400          1,983,012
   Federal Home Loan Mortgage
     Corporation                                                        208,100         11,324,802
   Federal National Mortgage
     Association                                                        291,100         20,377,000
   Federated Department Stores, Inc.                                     55,400          2,719,586
   Federated Investors, Inc.                                             32,500            934,375
   FedEx Corp.                                                           89,200          6,484,840
 # Fifth Third Bancorp                                                  170,400          9,905,352
   First Data Corp.                                                     221,300          8,376,205
 # First Tennessee National Corp.                                        37,700          1,681,420
   FirstEnergy Corp.                                                     97,400          3,374,910
 * Fiserv, Inc.                                                          57,800          2,167,500
   FleetBoston Financial Corp.                                          314,600         12,772,760
 # Fluor Corp.                                                           24,400            894,504
 # Ford Motor Co.                                                       547,700          7,229,640
*# Forest Laboratories, Inc.                                            109,100          5,961,224
   Fortune Brands, Inc.                                                  43,400          2,965,088
   FPL Group, Inc.                                                       54,900          3,488,895
   Franklin Resources, Inc.                                              75,000          3,587,250
 # Freeport McMoran Copper & Gold,
     Inc. Class B                                                        50,300          2,189,559
   Gannett Co., Inc.                                                     80,700          6,988,620
 # Gap, Inc.                                                            267,100          5,742,650
 * Gateway, Inc.                                                         96,900            432,174
   General Dynamics Corp.                                                59,000          4,771,330
   General Electric Co.                                               2,995,200         85,872,384
 # General Mills, Inc.                                                  111,400          5,014,114
 # General Motors Corp.                                                 167,600          7,169,928
 # Genuine Parts Co.                                                     52,000          1,636,960
 * Genzyme Corp.                                                         66,400          3,103,536
 # Georgia-Pacific Corp.                                                 75,900          2,071,311
   Gillette Co.                                                         304,900         10,284,277
   Golden West Financial Corp.                                           45,500          4,590,950
   Goodrich (B.F.) Co.                                                   35,100            965,601
*# Goodyear Tire & Rubber Co.                                            52,400            353,700
   Grainger (W.W.), Inc.                                                 27,300          1,262,898
 # Great Lakes Chemical Corp.                                            15,100            342,921
   Guidant Corp.                                                         92,100          5,228,517
 # Halliburton Co.                                                      131,000          3,058,850
 # Harley-Davidson, Inc.                                                 90,500          4,268,885
 # Harrahs Entertainment, Inc.                                           32,900          1,574,923
 # Hartford Financial Services Group,
     Inc.                                                                84,400          4,642,000
 # Hasbro, Inc.                                                          51,900          1,147,509
   HCA, Inc.                                                            149,400          6,261,354
 # Health Management Associates, Inc.                                    71,700          1,842,690
 # Heinz (H.J.) Co.                                                     105,200          3,797,720
 * Hercules, Inc.                                                        33,200            333,328
   Hershey Foods Corp.                                                   39,000          3,030,300
   Hewlett-Packard Co.                                                  912,800         19,798,632
 # Hilton Hotels Corp.                                                  112,900          1,847,044

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Home Depot, Inc.                                                     687,100    $    25,257,796
   Honeywell International, Inc.                                        257,100          7,633,299
 * Humana, Inc.                                                          48,400          1,080,772
   Huntington Bancshares, Inc.                                           68,300          1,501,917
   Illinois Tool Works, Inc.                                             92,100          7,193,010
 # IMS Health, Inc.                                                      71,500          1,646,645
   Ingersoll-Rand Co., Ltd. Class A                                      51,100          3,185,574
 # Intel Corp.                                                        1,946,300         65,064,809
 # International Business Machines
     Corp.                                                              517,200         46,827,288
 # International Flavors & Fragrances,
     Inc.                                                                28,200            915,654
   International Game Technology                                        103,200          3,580,008
 # International Paper Co.                                              143,300          5,332,193
 * Interpublic Group of Companies, Inc.                                 117,000          1,667,250
 * Intuit, Inc.                                                          61,400          3,087,192
   ITT Industries, Inc.                                                  27,600          1,819,392
 * Jabil Circuit, Inc.                                                   59,500          1,636,845
   Janus Capital Group, Inc.                                             71,600            995,956
*# JDS Uniphase Corp.                                                   427,600          1,470,944
   Jefferson-Pilot Corp.                                                 42,500          2,062,525
   John Hancock Financial Services, Inc.                                 86,500          3,178,875
 # Johnson & Johnson                                                    887,300         43,735,017
   Johnson Controls, Inc.                                                26,700          2,922,048
   Jones Apparel Group, Inc.                                             37,900          1,307,550
   JP Morgan Chase & Co.                                                608,900         21,530,704
   KB Home Corp.                                                         14,100            971,208
   Kellogg Co.                                                          122,000          4,363,940
   Kerr-McGee Corp.                                                      30,100          1,263,899
   KeyCorp                                                              125,900          3,498,761
   KeySpan Corp.                                                         47,500          1,673,425
   Kimberly Clark Corp.                                                 151,400          8,208,908
   Kinder Morgan, Inc.                                                   36,900          2,011,050
 * King Pharmaceuticals, Inc.                                            72,100            930,811
 * KLA-Tencor Corp.                                                      56,900          3,334,909
   Knight Ridder, Inc.                                                   24,000          1,785,120
 * Kohls Corp.                                                          101,500          4,904,480
 * Kroger Co.                                                           224,700          4,237,842
   Leggett and Platt, Inc.                                               57,500          1,169,550
 # Lehman Brothers Holdings, Inc.                                        82,200          5,935,662
 * Lexmark International Group, Inc.                                     38,300          2,964,420
   Lilly (Eli) & Co.                                                    335,700         23,015,592
   Limited Brands, Inc.                                                 155,900          2,793,728
   Lincoln National Corp.                                                53,200          2,085,972
   Linear Technology Corp.                                               93,600          4,037,904
   Liz Claiborne, Inc.                                                   32,600          1,141,326
 # Lockheed Martin Corp.                                                134,800          6,192,712
   Loews Corp.                                                           55,400          2,361,702
 * Louisiana-Pacific Corp.                                               31,300            566,217
   Lowe's Companies, Inc.                                               234,200         13,653,860
 * LSI Logic Corp.                                                      113,200          1,060,684
*# Lucent Technologies, Inc.                                          1,243,800          3,980,160
   Manor Care, Inc.                                                      26,600            939,512
   Marathon Oil Corp.                                                    92,700          2,744,847
   Marriott International, Inc. Class A                                  69,700          3,194,351
   Marsh & McLennan Co., Inc.                                           159,300          7,079,292
   Marshall & Isley Corp.                                                67,900          2,519,090
   Masco Corp.                                                          140,500          3,821,600
*# Mattel, Inc.                                                         131,300          2,657,512
   Maxim Integrated Products, Inc.                                       97,100          5,056,968
 # May Department Stores Co.                                             86,300          2,558,795
   Maytag Corp.                                                          23,500    $       621,340
   MBIA, Inc.                                                            43,400          2,522,408
   MBNA Corp.                                                           382,000          9,366,640
   McCormick & Co., Inc.                                                 41,800          1,199,242
 # McDonalds Corp.                                                      380,400          9,749,652
   McGraw-Hill Companies, Inc.                                           57,200          3,918,200
   McKesson Corp.                                                        86,900          2,537,480
   MeadWestavco Corp.                                                    59,900          1,528,648
 * Medco Health Solutions, Inc.                                          80,900          2,947,187
 * Medimmune, Inc.                                                       74,600          1,775,480
   Medtronic, Inc.                                                      363,800         16,443,760
   Mellon Financial Corp.                                               128,700          3,706,560
   Merck & Co., Inc.                                                    669,300         27,173,580
*# Mercury Interactive Corp.                                             25,800          1,207,440
   Meredith Corp.                                                        14,900            713,561
 # Merrill Lynch & Co., Inc.                                            279,500         15,861,625
 # MetLife, Inc.                                                        227,300          7,430,437
 # MGIC Investment Corp.                                                 29,400          1,556,730
*# Micron Technology, Inc.                                              182,300          2,371,723
   Microsoft Corp.                                                    3,232,900         83,085,530
 * Millipore Corp.                                                       14,600            625,026
   Molex, Inc.                                                           57,100          1,836,336
   Monsanto Co.                                                          78,300          2,123,496
 * Monster Worldwide, Inc.                                               33,600            808,416
   Moody's Corp.                                                         44,600          2,554,688
   Morgan Stanley Dean Witter & Co.                                     325,200         17,977,056
   Motorola, Inc.                                                       695,700          9,767,628
 * Nabors Industries, Ltd.                                               43,800          1,625,856
   National City Corp.                                                  183,600          6,159,780
 * National Semiconductor Corp.                                          54,900          2,455,128
*# Navistar International Corp.                                          20,400            879,240
 * NCR Corp.                                                             28,300            987,670
 * Network Appliance Corp.                                              102,200          2,361,842
   New York Times Class A                                                44,700          2,051,730
 # Newell Rubbermaid, Inc.                                               82,100          1,877,627
   Newmont Mining Corp.                                                 129,200          6,219,688
 * Nextel Communications Corp. Class A                                  309,600          7,842,168
   Nicor, Inc.                                                           13,200            432,564
   Nike, Inc. Class B                                                    78,800          5,299,300
   NiSource, Inc.                                                        78,500          1,628,875
 * Noble Corp.                                                           39,900          1,379,742
   Nordstrom, Inc.                                                       40,500          1,397,250
   Norfolk Southern Corp.                                               116,700          2,498,547
 # North Fork Bancorporation, Inc.                                       45,400          1,812,822
   Northern Trust Corp.                                                  66,100          2,964,585
 # Northrop Grumman Corp.                                                54,700          5,066,861
 * Novell, Inc.                                                         111,000          1,054,500
 * Novellus Systems, Inc.                                                45,200          1,977,952
   Nucor Corp.                                                           23,400          1,312,974
 * Nvidia Corp.                                                          47,600          1,006,740
   Occidental Petroleum Corp.                                           114,400          4,196,192
 * Office Depot, Inc.                                                    92,700          1,469,295
   Omnicom Group, Inc.                                                   56,800          4,524,688
*# Oracle Systems Corp.                                               1,564,700         18,792,047
   Paccar, Inc.                                                          34,800          2,791,308
 * Pactiv Corp.                                                          47,100          1,056,924
   Pall Corp.                                                            37,200            953,064
 * Parametric Technology Corp.                                           79,500            271,890
 # Parker-Hannifin Corp.                                                 35,300          1,941,147
   Paychex, Inc.                                                        112,600          4,331,722
 # Penney (J.C.) Co., Inc.                                               81,200          2,020,256

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Peoples Energy Corp.                                                  10,900    $       438,180
*# Peoplesoft, Inc.                                                     108,800          2,301,120
 # Pepsi Bottling Group, Inc.                                            80,000          1,846,400
   Pepsico, Inc.                                                        515,900         24,825,108
   PerkinElmer, Inc.                                                     37,900            640,889
   Pfizer, Inc.                                                       2,327,800         78,097,690
 * PG&E Corp. (Holding Co.)                                             123,100          3,092,272
 * Phelps Dodge Corp.                                                    26,600          1,693,888
   Pinnacle West Capital Corp.                                           27,300          1,074,801
   Pitney Bowes, Inc.                                                    70,000          2,782,500
 # Plum Creek Timber Co., Inc.                                           54,700          1,456,661
 * PMC Sierra, Inc.                                                      50,900          1,036,833
 * Power-One, Inc.                                                       24,800            209,064
   PPG Industries, Inc.                                                  50,700          2,964,429
 # PPL Corp.                                                             52,900          2,162,552
   Praxair, Inc.                                                         48,700          3,495,686
   Principal Financial Group, Inc.                                       96,700          3,201,737
 # Procter & Gamble Co.                                                 387,600         37,302,624
   Progress Energy, Inc.                                                 72,800          3,190,096
 # Progressive Corp.                                                     64,900          5,068,690
   ProLogis                                                              53,700          1,637,850
 * Providian Financial Corp.                                             86,800            980,840
   Prudential Financial, Inc.                                           163,100          6,378,841
   Public Service Enterprise Group,
     Inc.                                                                67,700          2,777,054
   Pulte Homes Inc.                                                      18,400          1,757,936
 * Q Logic Corp.                                                         28,200          1,602,606
 # Qualcomm, Inc.                                                       237,300         10,571,715
 * Quest Diagnostics, Inc.                                               31,400          2,291,258
 * Qwest Communications
     International, Inc.                                                506,800          1,854,888
*# Radioshack Corp.                                                      49,500          1,541,925
   Raytheon Co.                                                         123,700          3,427,727
   Reebok International, Ltd.                                            17,700            712,248
   Regions Financial Corp.                                               66,600          2,471,526
 # RJ Reynolds Tobacco Holdings, Inc.                                    25,200          1,391,040
*# Robert Half International, Inc.                                       50,900          1,133,034
 # Rockwell Collins, Inc.                                                53,600          1,441,304
   Rockwell International Corp.                                          55,200          1,835,400
   Rohm & Haas Co.                                                       66,500          2,669,975
 * Rowan Companies, Inc.                                                 28,100            594,877
   Ryder System, Inc.                                                    18,900            589,491
 # Sabre Holdings Corp.                                                  43,000            896,550
   Safeco Corp.                                                          41,300          1,545,859
 * Safeway, Inc.                                                        132,000          2,739,000
 * Saint Jude Medical, Inc.                                              51,400          3,255,676
   Saint Paul Companies, Inc.                                            68,100          2,526,510
 * Sanmina Corp.                                                        152,400          1,857,756
 # Sara Lee Corp.                                                       232,400          4,775,820
 # SBC Communications, Inc.                                             993,600         23,131,008
   Schering-Plough Corp.                                                439,200          7,049,160
   Schlumberger, Ltd.                                                   174,200          8,173,464
   Schwab (Charles) Corp.                                               404,900          4,696,840
   Scientific-Atlanta, Inc.                                              44,500          1,285,160
*# Sealed Air Corp.                                                      25,400          1,340,358
 # Sears, Roebuck & Co.                                                  84,500          4,661,020
 # Sempra Energy                                                         66,900          1,894,608
 # Sherwin-Williams Co.                                                  43,700          1,417,191
 * Siebel Systems, Inc.                                                 147,700          1,946,686
 # Sigma-Aldrich Corp.                                                   21,100          1,130,327
 # Simon Property Group, Inc.                                            57,500          2,728,375
   SLM Corp.                                                            134,800    $     5,005,124
   Snap-On, Inc.                                                         17,500            525,350
 * Solectron Corp.                                                      248,100          1,451,385
   Southern Co.                                                         217,800          6,375,006
   SouthTrust Corp.                                                     100,900          3,243,935
 # Southwest Airlines Co.                                               234,000          4,207,320
 # Sprint Corp.                                                         270,000          4,047,300
 * Sprint Corp. (PCS Group)                                             309,200          1,419,228
   Stanley Works                                                         25,500            834,105
 * Staples, Inc.                                                        146,500          3,977,475
*# Starbucks Corp.                                                      116,900          3,748,983
 # Starwood Hotels and Resorts
     Worldwide, Inc.                                                     60,100          2,071,647
   State Street Corp.                                                    99,500          5,070,520
   Stryker Corp.                                                         59,500          4,819,500
 * Sun Microsystems, Inc.                                               965,500          4,122,685
 * Sungard Data Systems, Inc.                                            85,200          2,302,104
 # Sunoco, Inc.                                                          23,000          1,104,230
   Suntrust Banks, Inc.                                                  84,100          5,975,305
 # Supervalu, Inc.                                                       40,000          1,032,800
*# Symantec Corp.                                                        90,600          2,974,398
   Symbol Technologies, Inc.                                             68,900            961,155
   Synovus Financial Corp.                                               90,000          2,579,400
 # Sysco Corp.                                                          194,200          7,053,344
 # T. Rowe Price Group, Inc.                                             37,000          1,555,480
   Target Corp.                                                         272,300         10,543,456
 # Teco Energy, Inc.                                                     56,100            728,178
   Tektronix, Inc.                                                       25,400            699,770
 * Tellabs, Inc.                                                        123,400            987,200
 # Temple-Inland, Inc.                                                   16,200            915,786
 * Tenet Healthcare Corp.                                               138,600          2,024,946
 * Teradyne, Inc.                                                        56,400          1,419,588
 # Texas Instruments, Inc.                                              517,500         15,400,800
 # Textron, Inc.                                                         40,500          2,018,520
 # The Goldman Sachs Group, Inc.                                        141,800         13,624,144
 * Thermo-Electron Corp.                                                 48,500          1,159,150
 # Thomas & Betts Corp.                                                  17,500            364,000
 # Tiffany & Co.                                                         43,400          1,968,190
 * Time Warner, Inc.                                                  1,349,100         21,963,348
   TJX Companies, Inc.                                                  152,600          3,447,234
   Torchmark Corp.                                                       34,100          1,503,810
*# Toys R Us, Inc.                                                       63,800            749,012
 * Transocean, Inc.                                                      95,600          1,852,728
   Travelers Property Casualty Corp.
     Series B                                                           300,900          4,694,040
   Tribune Co.                                                           93,800          4,582,130
   Tupperware Corp.                                                      17,500            269,675
 # TXU Corp.                                                             96,300          2,132,082
 # Tyco International, Ltd.                                             597,100         13,703,445
   U.S. Bancorp                                                         575,900         15,958,189
 # Union Pacific Corp.                                                   76,200          4,852,416
   Union Planters Corp.                                                  58,600          2,022,286
*# Unisys Corp.                                                          98,400          1,605,888
 # United Parcel Service, Inc.                                          336,500         24,487,105
 # United States Steel Corp.                                             30,900            767,865
   United Technologies Corp.                                            140,200         12,015,140
   Unitedhealth Group, Inc.                                             178,300          9,610,370
*# Univision Communications, Inc.
     Class A                                                             96,300          3,474,504
 # Unocal Corp.                                                          77,300          2,456,594
   UnumProvident Corp.                                                   88,500          1,321,305

                                                                         SHARES             VALUE+
                                                                         ------             ------
   UST, Inc.                                                             49,800    $     1,792,302
 * Veritas Software Co.                                                 127,300          4,840,073
   Verizon Communications, Inc.                                         824,100         27,005,757
   VF Corp.                                                              32,200          1,328,894
 # Viacom, Inc. Class B                                                 525,000         20,643,000
 # Visteon Corp.                                                         39,100            306,935
   Vulcan Materials Co.                                                  30,300          1,347,441
   Wachovia Corp.                                                       398,300         18,222,225
 # Walgreen Co.                                                         306,400         11,278,584
   Wal-Mart Stores, Inc.                                              1,306,200         72,676,968
 # Washington Mutual, Inc.                                              276,100         12,648,141
 # Waste Management, Inc.                                               177,000          5,205,570
 * Waters Corp.                                                          36,800          1,176,864
 * Watson Pharmaceuticals, Inc.                                          32,300          1,522,622
 * Wellpoint Health Networks, Inc.                                       43,900          4,104,211
   Wells Fargo & Co.                                                    502,200         28,791,126
   Wendy's International, Inc.                                           33,900          1,316,337
   Weyerhaeuser Co.                                                      65,500          3,733,500
 # Whirlpool Corp.                                                       20,600          1,407,392
   Williams Companies, Inc.                                             154,900          1,452,962
   Winn-Dixie Stores, Inc.                                               42,200            381,066
   Worthington Industries, Inc.                                          25,700            368,024
 # Wrigley (Wm.) Jr. Co.                                                 67,300          3,709,576
   Wyeth                                                                398,100         15,685,140
   XCEL Energy, Inc.                                                    119,100          1,988,970
 * Xerox Corp.                                                          236,400          2,879,352
 * Xilinx, Inc.                                                         101,900          3,830,421
 # XL Capital, Ltd.                                                      40,800          3,068,160
*# Yahoo!, Inc.                                                         194,200    $     8,346,716
 * Yum! Brands, Inc.                                                     87,800          3,028,222
 * Zimmer Holdings, Inc.                                                 67,800          4,469,376
   Zions Bancorp                                                         26,900          1,658,923
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $2,433,299,579)                                                             2,926,111,543
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                   ---------
                                                                     (000)
TEMPORARY CASH
   INVESTMENTS -- (16.3%)
   Repurchase Agreement, PNC Capital
   Markets Inc. 0.82% 12/01/03
   (collateralized by $65,802,000 FMC
   Discount Notes 1.11%, 03/25/04, valued
   at $65,555,243) to be repurchased at
   $64,590,413 (Cost $64,586,000)                               $        64,586         64,586,000
   Repurchase agreements in a Pooled
     Cash Account, UBS Warburg and
     Deutsche Bank Securities Inc.,
     1.01% and 1.02% respectively,
     12/01/03 (Collateralized by
     $407,137,000 U.S. Treasury
     Obligations, rates ranging from
     5.50% to 8.875%, maturities ranging
     from 08/15/04 to 05/15/30, valued at
     $503,698,795) to be repurchased
     at $490,835,464
     (Cost $490,793,933)^                                               490,794        490,793,933
                                                                                   ---------------
TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $555,379,933)                                                                 555,379,933
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,988,679,512)++                                                         $ 3,481,491,476
                                                                                   ===============

----------
   + See Note B to Financial Statements.
   * Non-Income Producing Securities
   # Total or Partial Securities on Loan
   ^ Security purchased with cash proceeds from securities on loan ++ The cost for federal income tax purposes is $3,129,062,752.

                 See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                     FACE
                                                                    AMOUNT@                 VALUE+
                                                                   ---------                ------
                                                                     (000)
UNITED STATES -- (99.8%)
BONDS -- (49.4%)
African Development Bank
    3.250%, 07/29/05                                            $         3,800    $     3,878,557
Asian Development Bank
    7.500%, 05/31/05                                                      2,600          2,801,599
BP Capital Markets P.L.C.
    4.000%, 04/29/05                                                      1,000          1,031,207
Bank Austria Creditanstalt AG
    7.375%, 02/11/05                                                      2,700          2,875,500
Bank Nederlandse Gemeenten
  Medium Term Notes
    7.875%, 03/07/05                                                      2,000          2,150,000
    7.000%, 06/08/05                                                      1,000          1,073,500
British Columbia (Province of)
    7.250%, 02/08/05                                                      2,800          2,979,200
CDC IXIS
    4.000%, 03/07/05                                                      2,500          2,566,500
Caisse Francaise de Developpement
    5.875%, 05/06/05                                                      2,000          2,109,600
Citigroup, Inc.
    4.125%, 06/30/05                                                      3,600          3,714,858
Council of Europe Social
  Development Fund
    4.875%, 10/27/05                                                      3,500          3,690,750
Deutsche Postbank
    5.750%, 02/04/05                                                      2,000          2,092,200
European Investment Bank
    7.250%, 06/15/05                                                      3,528          3,809,182
General Electric Capital Corp.
    2.240%, 08/19/05                                                      3,500          3,502,205
Gillette Co.
    4.000%, 06/30/05                                                      1,000          1,032,480
International Finance Corp.
    7.125%, 04/06/05                                                      2,800          2,994,474
KFW International Finance, Inc.
    2.500%, 10/17/05                                                      3,000          3,023,934
Province of Ontario
    7.000%, 08/04/05                                                      3,700          3,993,332
Rabobank
    7.375%, 03/23/05                                                      3,000          3,213,000
Swiss Bank Corp. New York
    6.750%, 07/15/05                                                      3,700          3,978,862
Toyota Motor Credit Corp.
    2.070%, 10/31/05                                                      3,500          3,499,727
Wells Fargo & Co. Corporate Bonds
    7.250%, 08/24/05                                                      3,800          4,126,530
Westdeutsche Landesbank
    6.750%, 06/15/05                                                      1,000          1,068,615
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    5.000%, 11/04/05                                                      3,500          3,683,750
                                                                                   ---------------
TOTAL BONDS
   (Cost $69,088,276)                                                                   68,889,562
                                                                                   ---------------
COMMERCIAL PAPER -- (36.7%)
Barton Capital Corp.
    1.030%, 12/01/03                                                      1,500          1,500,000
    1.040%, 12/02/03                                                      2,000          1,999,942
    1.050%, 12/11/03                                                        500            499,851
CC (USA), Inc.
    1.080%, 01/22/04                                            $         4,000    $     3,993,558
Canadian Wheat Board
    0.990%, 12/03/03                                                      3,900          3,899,775
Compass Securitization LLC
    1.040%, 12/05/03                                                      3,900          3,899,536
DuPont (E.I.) de Nemours & Co., Inc.
    1.020%, 12/17/03                                                      1,700          1,699,213
    1.060%, 01/16/04                                                      2,000          1,997,217
Eksportfinans ASA
    1.020%, 12/01/03                                                        500            500,000
    0.990%, 12/05/03                                                      1,300          1,299,850
Govco, Inc.
    1.040%, 12/12/03                                                      3,900          3,898,725
KFW International Finance, Inc.
    1.030%, 12/01/03                                                        600            600,000
Kittyhawk Funding Corp.
    1.030%, 12/05/03                                                      3,500          3,499,580
Koch Industries, Inc.
    1.020%, 12/01/03                                                      1,500          1,500,000
Nestle Capital Corp.
    0.970%, 12/09/03                                                      2,300          2,299,468
Paccar Financial Corp.
    1.020%, 12/01/03                                                      3,800          3,800,000
Sheffield Receivables Corp.
    1.050%, 12/03/03                                                      1,200          1,199,928
    1.050%, 12/05/03                                                      1,000            999,880
    1.050%, 12/12/03                                                      1,500          1,499,505
Shell Finance UK
    1.000%, 12/12/03                                                      3,400          3,398,919
    1.050%, 01/16/04                                                        500            499,304
USAA Capital Corp.
    1.000%, 12/01/03                                                      1,700          1,700,000
Wal-Mart Stores, Inc.
    1.000%, 12/08/03                                                      3,300          3,299,332
Windmill Funding Corp.
    1.040%, 12/22/03                                                      1,600          1,598,990
                                                                                   ---------------
TOTAL COMMERCIAL PAPER
   (Cost $51,083,132)                                                                   51,082,573
                                                                                   ---------------
AGENCY OBLIGATIONS -- (13.7%)
Federal Farm Credit Bank
    2.125%, 08/15/05                                                      3,000          3,002,655
Federal Home Loan Bank
    4.125%, 05/13/05                                                      3,000          3,096,519
    2.500%, 11/15/05                                                      1,200          1,205,183
Federal National Mortgage Association
  **1.040%, 01/06/04                                                      7,500          7,492,200
Tennessee Valley Authority
    6.375%, 06/15/05                                                      4,000          4,264,308
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $19,111,454)                                                                   19,060,865
                                                                                   ---------------
TOTAL -- UNITED STATES
   (Cost $139,282,862)                                                                 139,033,000
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT@                 VALUE+
                                                                   ---------                ------
                                                                     (000)
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency
    (Cost $444)                                                                    $           574
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
    12/01/03 (Collateralized by $323,000 FMC Discount Notes
    1.11%, 03/25/04, valued at $321,789) to be repurchased
    at $317,022 (Cost $317,000)                                             317            317,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $139,600,306)++                                                           $   139,350,574
                                                                                   ===============

----------
  + See Note B to Financial Statements.
  @ Denominated in local currency or the Euro
  * Non-Income Producing Securities
 ** Face amount of securities pledged as margin requirement for open futures contracts
 ++ The cost for federal income tax purposes is $139,600,306.

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (82.2%)
 * 3COM Corp.                                                           606,100    $     4,533,628
   A. G. Edwards, Inc.                                                   17,500            642,950
 * Advanced Micro Devices, Inc.                                         504,800          9,076,304
   Aetna, Inc.                                                          539,626         34,741,122
*# Agere Systems, Inc. Class A                                            8,652             30,628
 * Agere Systems, Inc. Class B                                          212,364            717,790
 * Agilent Technologies, Inc.                                            50,600          1,430,968
   Albertson's, Inc.                                                    486,800         10,359,104
 * Allegheny Corp.                                                       17,583          3,622,098
   Alliant Energy Corp.                                                 212,900          5,205,405
 * Allied Waste Industries, Inc.                                        205,800          2,562,210
   Allstate Corp.                                                     1,179,300         47,620,134
   Ambac Financial Group, Inc.                                           23,200          1,595,000
 # Amerada Hess Corp.                                                   158,200          7,493,934
   American Financial Group, Inc.                                       177,400          4,349,848
   American National Insurance Co.                                       46,700          3,919,531
*# American Tower Corp.                                                 119,400          1,358,772
*# Americredit Corp.                                                    224,000          3,012,800
   Anadarko Petroleum Corp.                                             441,600         19,841,088
   Apache Corp.                                                          64,995          4,666,641
 * Apple Computer, Inc.                                                 197,300          4,127,516
 * Applied Micro Circuits Corp.                                         213,200          1,377,272
   Archer-Daniels Midland Co.                                         2,375,260         33,942,465
*# Arrow Electronics, Inc.                                              308,200          7,205,716
   Ashland, Inc.                                                        297,600         11,826,624
 # Astoria Financial Corp.                                               40,500          1,513,890
   AT&T Corp.                                                         1,246,380         24,715,715
 * AT&T Wireless Services, Inc.                                       5,137,837         38,533,777
 * AutoNation, Inc.                                                   2,057,600         36,172,608
 * Avnet, Inc.                                                          187,800          4,005,774
   AVX Corp.                                                            125,400          1,893,540
   Bank of Hawaii Corp.                                                 337,800         13,968,030
*# Barnes & Noble, Inc.                                                  13,000            431,340
   Bausch & Lomb, Inc.                                                   11,800            592,714
   Bear Stearns Companies, Inc.                                         373,770         27,083,374
   Belo Corp. Class A                                                   324,200          9,210,522
 * Big Lots, Inc.                                                       253,500          3,716,310
 # Blockbuster, Inc. Class A                                             23,300            397,964
   Boise Cascade Corp.                                                  213,400          6,297,434
 * Borders Group, Inc.                                                   34,000            764,320
   Borg-Warner, Inc.                                                    100,800          7,963,200
 # Bowater, Inc.                                                        168,400          6,887,560
   Brunswick Corp.                                                      297,600          8,942,880
   Burlington Northern Santa Fe Corp.                                 1,283,000         38,194,910
 * Cavco Industries, Inc.                                                11,450            269,075
 * Cendant Corp.                                                        311,800          6,909,488
 * CheckFree Corp.                                                       56,200          1,552,244
   Chubb Corp.                                                          108,900          7,127,505
 * CIENA Corp.                                                          164,600          1,165,368
 # Cincinnati Financial Corp.                                           551,580         22,355,537
   Circuit City Stores, Inc.                                            332,000          4,322,640
   Clear Channel Communications, Inc.                                   710,900         29,722,729
 * CNA Financial Corp.                                                  635,600         14,866,684
 # Coca-Cola Enterprises, Inc.                                        1,785,400         36,868,510
 * Comcast Corp. Class A                                              1,585,448         49,751,358
*# Comcast Corp. Special Class A
     Non-Voting                                                         927,100         27,952,065
   Commerce Group, Inc.                                                  93,100    $     3,724,931
   Commercial Federal Corp.                                              98,900          2,670,300
 * Compuware Corp.                                                       35,800            204,776
*# Comverse Technology, Inc.                                            111,500          2,144,145
   ConocoPhilips                                                        220,400         12,505,496
*# Corning, Inc.                                                        998,300         11,440,518
   Countrywide Financial Corp.                                          410,000         43,296,000
*# Cox Communications, Inc.                                           1,000,000         33,900,000
*# Crown Castle International Corp.                                     352,900          4,379,489
   CSX Corp.                                                            577,800         19,581,642
 # Cummins, Inc.                                                        143,100          6,646,995
   Curtiss-Wright Corp-Cl B W/I                                          13,565          1,105,548
 # Dana Corp.                                                           510,700          8,258,019
 # Delta Air Lines, Inc.                                                402,500          5,047,350
 # Diamond Offshore Drilling, Inc.                                      237,900          4,175,145
 # Dillards, Inc. Class A                                                48,900            823,965
   Disney (Walt) Co.                                                    906,600         20,933,394
   Eastman Chemical Co.                                                 108,200          3,859,494
 # Electronic Data Systems Corp.                                        570,200         12,327,724
 * Fairchild Semiconductor Corp.
     Class A                                                             86,300          2,243,800
   Federated Department Stores, Inc.                                    618,200         30,347,438
   First American Financial Corp.                                       106,500          3,152,400
   First Citizens Bancshares, Inc.                                       10,300          1,137,017
   FleetBoston Financial Corp.                                          331,300         13,450,780
   Florida East Coast Industries, Inc.                                   68,139          2,078,240
 # Foot Locker, Inc.                                                    175,000          3,867,500
 # Ford Motor Co.                                                     2,964,200         39,127,440
 # General Motors Corp.                                               1,112,300         47,584,194
 * General Motors Corp. Class H                                         826,438         13,718,871
 # Georgia-Pacific Corp.                                                462,300         12,616,167
*# Goodyear Tire & Rubber Co.                                           203,900          1,376,325
   Harris Corp.                                                         151,400          5,869,778
   Hartford Financial Services Group,
     Inc.                                                               400,800         22,044,000
 * Hearst-Argyle Television, Inc.                                       238,600          5,857,630
   Helmerich & Payne, Inc.                                              146,800          3,537,880
   Hibernia Corp.                                                       274,500          6,272,325
 # Hollinger International, Inc. Class A                                268,700          4,275,017
 # Horton (D.R.), Inc.                                                  589,215         25,748,696
*# Human Genome Sciences, Inc.                                           23,900            305,920
 * Humana, Inc.                                                         618,900         13,820,037
   Ikon Office Solutions, Inc.                                            7,300             61,831
   Independence Community Bank
     Corp.                                                               12,500            462,250
 * Ingram Micro, Inc.                                                   269,200          3,924,936
 * Instinet Group, Inc.                                                  15,200             81,472
 * InterActiveCorp                                                      394,400         12,956,040
 # International Paper Co.                                            1,215,775         45,238,988
*# Invitrogen Corp.                                                      50,100          3,415,317
*# JDS Uniphase Corp.                                                 1,095,700          3,769,208
   John Hancock Financial Services,
     Inc.                                                               358,800         13,185,900
   JP Morgan Chase & Co.                                              2,244,400         79,361,984
   Kerr-McGee Corp.                                                     138,200          5,803,018
   KeyCorp                                                              941,600         26,167,064
   Labranche & Co., Inc.                                                 19,700            162,919
   LaFarge North America, Inc.                                          257,500          9,810,750

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Lear Corp.                                                           110,900    $     6,558,626
 * Level 3 Communications, Inc.                                         195,500          1,071,340
 * Liberty Media Corp.                                                4,139,400         45,740,370
   Lincoln National Corp.                                               334,400         13,111,824
   Loews Corp.                                                          636,800         27,146,784
 * LSI Logic Corp.                                                      425,400          3,985,998
   Lubrizol Corp.                                                       182,000          5,483,660
*# Lucent Technologies, Inc.                                          1,193,800          3,820,160
 # Lyondell Chemical Co.                                                447,200          6,636,448
   Mandalay Resort Group                                                234,400         10,067,480
   Marathon Oil Corp.                                                   911,450         26,988,035
 # May Department Stores Co.                                             63,100          1,870,915
   MBIA, Inc.                                                           248,850         14,463,162
   MeadWestavco Corp.                                                   758,431         19,355,159
   MetLife, Inc.                                                      1,376,400         44,994,516
*# Metro-Goldwyn-Mayer, Inc.                                            261,100          4,308,150
 # MGIC Investment Corp.                                                116,900          6,189,855
*# MGM Grand, Inc.                                                      238,300          8,931,484
*# Micron Technology, Inc.                                              597,900          7,778,679
*# Mony Group, Inc.                                                      51,200          1,613,824
   Nationwide Financial Services, Inc.                                   81,500          2,660,160
 * NCR Corp.                                                             12,300            429,270
   Norfolk Southern Corp.                                             1,537,600         32,920,016
 # Northrop Grumman Corp.                                               320,271         29,666,703
 * Novell, Inc.                                                          74,600            708,700
   Nucor Corp.                                                           15,000            841,650
   Occidental Petroleum Corp.                                           650,800         23,871,344
 # Odyssey Re Holdings Corp.                                             22,300            510,447
   Old Republic International Corp.                                     334,275         12,388,232
   Omnicare, Inc.                                                        30,900          1,233,528
 * Owens-Illinois, Inc.                                                 264,400          2,982,432
 * Pacificare Health Systems, Inc.                                       25,000          1,627,750
 * Pactiv Corp.                                                         342,600          7,687,944
 * PanAmSat Corp.                                                       250,100          5,524,709
*# Park Place Entertainment Corp.                                       802,900          8,398,334
   Peabody Energy Corp.                                                  54,600          1,840,020
 # Penney (J.C.) Co., Inc.                                            1,120,000         27,865,600
   PepsiAmericas, Inc.                                                  192,000          3,012,480
 * Phelps Dodge Corp.                                                   287,085         18,281,573
 # PMI Group, Inc.                                                      121,700          4,530,891
 * Pride International, Inc.                                            253,400          4,041,730
   Principal Financial Group, Inc.                                      424,200         14,045,262
   Protective Life Corp.                                                 91,500          3,005,775
 * Providian Financial Corp.                                            368,300          4,161,790
   Pulte Homes Inc.                                                     124,200         11,866,068
   Questar Corp.                                                        251,000          8,564,120
 * Qwest Communications International,
     Inc.                                                             2,000,600          7,322,196
   Radian Group, Inc.                                                   155,200          7,659,120
 * Radio One, Inc.                                                        5,000             87,800
   Rayonier, Inc.                                                       147,781          5,479,738
   Raytheon Co.                                                       1,084,000         30,037,640
   Reinsurance Group of America, Inc.                                    64,100          2,381,315
*# Rite Aid Corp.                                                       969,800          5,964,270
 # RJ Reynolds Tobacco Holdings, Inc.                                   251,326         13,873,195
   Ryder System, Inc.                                                   275,400          8,589,726
   Safeco Corp.                                                         486,400         18,205,952
   Saint Paul Companies, Inc.                                           695,326         25,796,595
 * Saks, Inc.                                                           743,200         11,430,416
 * Sanmina Corp.                                                        639,900          7,800,381
 # Sears, Roebuck & Co.                                                 387,700         21,385,532
 * Smithfield Foods, Inc.                                                68,400    $     1,603,980
 * Smurfit-Stone Container Corp.                                        469,026          7,673,265
 * Solectron Corp.                                                    1,155,300          6,758,505
   Sovereign Bancorp, Inc.                                              781,020         17,697,913
 # Sprint Corp.                                                       1,610,400         24,139,896
   StanCorp Financial Group, Inc.                                        20,000          1,251,200
 # Starwood Hotels and Resorts
     Worldwide, Inc.                                                    573,500         19,768,545
   Steelcase, Inc. Class A                                               47,400            587,760
 * Sun Microsystems, Inc.                                             2,143,700          9,153,599
 # Sunoco, Inc.                                                         298,800         14,345,388
 # Supervalu, Inc.                                                      565,200         14,593,464
 * Tech Data Corp.                                                       69,000          2,541,960
   Telephone & Data Systems, Inc.                                        71,700          4,495,590
 * Tellabs, Inc.                                                        665,800          5,326,400
 # Temple-Inland, Inc.                                                  131,300          7,422,389
 * Tenet Healthcare Corp.                                               466,400          6,814,104
 # Textron, Inc.                                                        123,000          6,130,320
 # Thomas & Betts Corp.                                                  46,900            975,520
   Tidewater, Inc.                                                      100,900          2,785,849
 * Time Warner, Inc.                                                  5,860,700         95,412,196
   Torchmark Corp.                                                       33,300          1,468,530
 * Toys R Us, Inc.                                                      819,300          9,618,582
 * Triad Hospitals, Inc.                                                100,300          3,470,380
   Tyson Foods, Inc. Class A                                            912,556         12,456,389
 # Union Pacific Corp.                                                  824,200         52,485,056
   Unionbancal Corp.                                                     86,600          4,932,736
 * Unisys Corp.                                                         124,900          2,038,368
 * United States Cellular Corp.                                          72,800          2,518,880
 # United States Steel Corp.                                            326,200          8,106,070
   Unitrin, Inc.                                                        223,800          8,466,354
   UnumProvident Corp.                                                  838,989         12,526,106
   Valero Energy Corp.                                                  158,000          6,809,800
   Valhi, Inc.                                                          158,500          2,190,470
 * VeriSign, Inc.                                                       166,300          2,695,723
   Viacom, Inc. Class B                                               2,189,200         86,079,344
*# Vishay Intertechnology, Inc.                                         265,716          5,582,693
 * Vitesse Semiconductor, Inc.                                            2,800             20,440
 * WebMD Corp.                                                           25,800            236,070
   Weis Markets, Inc.                                                    20,800            738,400
   Wesco Financial Corp.                                                 13,540          4,726,137
 * Westport Resources Corp.                                              30,800            834,680
 # Weyerhaeuser Co.                                                     407,500         23,227,500
   Worthington Industries, Inc.                                         133,200          1,907,424
 * Xerox Corp.                                                           75,000            913,500
                                                                                   ---------------
 TOTAL COMMON STOCKS
    (Cost $2,138,684,770)                                                            2,481,591,024
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                   ---------
                                                                     (000)
 TEMPORARY CASH
   INVESTMENTS -- (17.8%)
   Repurchase Agreement, PNC
     Capital Markets, Inc. 0.82%,
     12/01/03 (Collateralized by
     $30,415,000 FMC Discount
     Notes 1.11%, 03/25/04,
     valued at $30,300,944) to be
     repurchased at $29,855,040                                 $        29,853         29,853,000

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                   ---------                ------
                                                                     (000)
   Repurchase agreements in a Pooled Cash Account, UBS
     Warburg and Deutsche Bank Securities Inc., 1.01% and
     1.02% respectively, 12/01/03 (Collateralized by
     $407,522,000 U.S. Treasury Obligations, rates ranging
     from 5.50% to 8.875%, maturities ranging from 08/15/04
     to 05/15/30, valued at $504,174,949) to be repurchased
     at $491,299,458 (Cost $491,257,888)^                       $       491,258    $   491,257,888
                                                                                   ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $521,110,888)                                                                521,110,888
                                                                                   ---------------
 TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,659,795,658) ++                                                       $ 3,002,701,912
                                                                                   ===============

----------
  + See Note B to Financial Statements.
  * Non-Income Producing Securities
  # Total or Partial Securities on Loan
  ^ Security purchased with cash proceeds from securities on loan
 ++ The cost for federal income tax purposes is $2,659,939,034

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (84.0%)
   1st Source Corp.                                                      11,100    $       249,195
 * 24/7 Real Media, Inc.                                                  1,900              2,869
 * 3COM Corp.                                                           141,400          1,057,672
 * AAR Corp.                                                             12,500            130,750
 * Abgenix, Inc.                                                         17,521            197,462
*# ABX Air, Inc.                                                         52,900            208,955
   Acuity Brands, Inc.                                                    7,000            166,950
 * Adaptec, Inc.                                                         64,899            571,760
 * Advanced Digital Information Corp.                                     3,300             50,061
   Advanta Corp. Class A                                                  4,087             51,292
   Advanta Corp. Class B Non-Voting                                       6,727             86,375
 * Advent Software, Inc.                                                 16,272            284,923
 * Agile Software Corp.                                                  13,400            147,266
   Agilysys, Inc.                                                        12,600            141,876
 * AK Steel Holding Corp.                                                42,338            127,014
*# Alaska Air Group, Inc.                                                17,000            488,920
   Alexander & Baldwin, Inc.                                             24,900            783,354
 * Alexion Pharmaceuticals, Inc.                                          4,800             90,000
 * Allegheny Corp.                                                        2,993            616,558
   Allegheny Technologies, Inc.                                          47,700            391,140
 * Alliance Semiconductor Corp.                                          13,700            113,162
   Alliant Energy Corp.                                                  42,200          1,031,790
 * Allied Waste Industries, Inc.                                         56,120            698,694
 * Allmerica Financial Corp.                                             31,800            869,730
 * Alloy, Inc.                                                           16,100             86,618
   Alpharma, Inc. Class A                                                24,000            483,600
 * AMC Entertainment, Inc.                                               15,300            231,795
*# Amerco, Inc.                                                          18,100            493,768
*# America West Holdings Corp.
    Class B                                                               7,400            111,740
   American Financial Group, Inc.                                        41,800          1,024,936
*# American Greetings Corp. Class A                                      38,500            813,120
 * American Management Systems, Inc.                                     25,395            378,639
   American National Insurance Co.                                       10,400            872,872
*# American Tower Corp.                                                  65,300            743,114
 * Americredit Corp.                                                     99,500          1,338,275
 # AmerUs Group Co.                                                      24,900            895,155
*# Ames Department Stores, Inc.                                          20,200                 30
 * Anadigics, Inc.                                                        6,800             45,560
   Analogic Corp.                                                         1,100             46,200
*# Andrew Corp.                                                          29,807            350,828
   Applica, Inc.                                                          9,200             67,160
   Applied Industrial Technologies, Inc.                                 12,300            291,510
 * Applied Micro Circuits Corp.                                         167,053          1,079,162
   Arch Chemicals, Inc.                                                  14,450            330,760
 * Arena Pharmaceuticals, Inc.                                            4,800             33,072
 * Argonaut Group, Inc.                                                   8,500            136,000
 * Ariba, Inc.                                                           72,700            229,732
 * Armor Holdings, Inc.                                                  13,000            315,250
*# Armstrong Holdings, Inc.                                              26,300             22,881
 * Arris Group, Inc.                                                     36,821            237,495
 * Arrow Electronics, Inc.                                               60,454          1,413,415
 * Ascential Software Corp.                                              22,559            570,743
   Ashland, Inc.                                                         26,700          1,061,058
*# ATA Holdings Corp.                                                     4,600             41,860
*# Atlas Air Worldwide Holdings, Inc.                                    41,800             27,588
 * Atmel Corp.                                                           57,400            386,302
 * Atwood Oceanics, Inc.                                                  5,500    $       141,295
 * Audiovox Corp. Class A                                                 8,100            112,347
 * Avnet, Inc.                                                           59,800          1,275,534
   AVX Corp.                                                             67,800          1,023,780
 * Axcelis Technologies, Inc.                                            29,364            336,805
 * Aztar Corp.                                                           19,100            424,975
   Baldwin & Lyons, Inc. Class B                                          4,725            118,030
 * Bally Total Fitness Holding Corp.                                     13,300             93,100
   Bandag, Inc. Class A                                                   3,800            146,680
 * BankUnited Financial Corp. Class A                                    13,700            348,665
   Banner Corp.                                                           4,497            113,100
*# Barnes & Noble, Inc.                                                  33,300          1,104,894
   Bassett Furniture Industries, Inc.                                     4,600             75,440
   Bausch & Lomb, Inc.                                                    7,300            366,679
 * Bay View Capital Corp.                                                34,600            210,022
 * Beazer Homes USA, Inc.                                                 5,200            554,892
   Belden, Inc.                                                          14,300            281,710
 * Beverly Enterprises                                                   31,500            246,645
   Bob Evans Farms, Inc.                                                 13,800            425,868
 * Boca Resorts, Inc.                                                    20,500            292,740
   Boise Cascade Corp.                                                   37,900          1,118,429
*# Bombay Co., Inc.                                                       5,100             52,173
 * Borders Group, Inc.                                                   38,700            869,976
 # Bowater, Inc.                                                         21,600            883,440
   Bowne & Co., Inc.                                                     21,530            317,352
 * Brush Engineered Materials, Inc.                                       6,500             87,620
 * Buckeye Technology, Inc.                                              14,500            148,045
   Burlington Coat Factory Warehouse
     Corp.                                                               23,600            497,960
   Butler Manufacturing Co.                                               1,600             33,136
 * Cable Design Techologies Corp.                                        26,700            271,272
   Calgon Carbon Corp.                                                   15,300             94,095
 * Caraustar Industries, Inc.                                            10,900            126,985
   Carpenter Technology Corp.                                            14,400            385,920
 * Casella Waste Systems, Inc. Class A                                    1,100             14,740
   Casey's General Stores, Inc.                                          27,835            486,277
 * Castle (A.M.) & Co.                                                    6,200             28,520
   CDI Corp.                                                                900             30,510
   Centex Construction Products, Inc.                                     9,193            538,710
 * Central Garden & Pet Co.                                              11,090            293,996
   Central Parking Corp.                                                 22,900            319,455
 * Century Aluminum Co.                                                   8,300            137,780
 * Century Business Services, Inc.                                       54,600            253,890
 * Champion Enterprises, Inc.                                            12,800             92,416
 * Charming Shoppes, Inc.                                                71,814            447,401
*# Charter Communications, Inc.                                          50,200            201,804
   Chesapeake Corp.                                                       8,100            186,300
 # Chesapeake Energy Corp.                                               10,700            130,540
 * Ciber, Inc.                                                           32,600            296,986
 * CIENA Corp.                                                           33,300            235,764
 * Cincinnati Bell, Inc.                                                 85,400            487,634
   CIRCOR International, Inc.                                             5,950            130,900
   Circuit City Stores, Inc.                                            125,300          1,631,406
 * Cirrus Logic, Inc.                                                    23,700            203,820
 * CKE Restaurants, Inc.                                                 13,200             92,400
*# CMS Energy Corp.                                                      72,075            568,672
 * CNA Surety Corp.                                                      19,800            191,664
*# CNET Networks, Inc.                                                   28,272            211,192

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Coachmen Industries, Inc.                                              6,100    $       105,225
 * Coherent, Inc.                                                        18,636            446,146
 * Collins & Aikman Corp.                                                32,700            116,739
 * Columbus McKinnon Corp.                                                5,900             36,462
 * Comfort Systems USA, Inc.                                             14,800             71,188
   Commerce Group, Inc.                                                  18,600            744,186
   Commercial Federal Corp.                                              27,000            729,000
   Commercial Metals Co.                                                 17,800            458,172
   Commonwealth Industries, Inc.                                          6,300             46,179
 * Commscope, Inc.                                                       25,800            411,768
   Community Trust Bancorp, Inc.                                          5,340            175,062
 * Compucom Systems, Inc.                                                19,300             87,815
 * CompuCredit Corp.                                                     15,100            357,568
 * Compuware Corp.                                                      153,190            876,247
 * Conmed Corp.                                                          16,200            344,412
*# Consolidated Freightways Corp.                                           400                  2
 * Consolidated Graphics, Inc.                                            5,800            174,290
 * Continental Airlines, Inc.                                            39,400            734,810
   Cooper Tire & Rubber Co.                                              46,900            938,469
*# Corixa Corp.                                                           6,100             34,709
   Corn Products International, Inc.                                     21,240            736,178
 * Corrections Corporation of America                                     1,800             50,400
   Corus Bankshares, Inc.                                                 5,500            342,650
*# Covanta Energy Corp.                                                  47,114                330
 * Covenant Transport, Inc. Class A                                       4,900             92,316
*# Credence Systems Corp.                                                26,685            345,838
 * Credit Acceptance Corp.                                               25,400            381,000
   Crompton Corp.                                                        22,300            134,915
 * Cross Country Healthcare, Inc.                                        20,561            306,359
*# Crown Castle International Corp.                                      79,700            989,077
 * Crown Holdings, Inc.                                                  29,500            221,250
 * Crown Media Holdings, Inc.                                            25,417            223,924
   CSS Industries, Inc.                                                   4,600            136,666
   CTS Corp.                                                             15,000            183,900
 * Cumulus Media, Inc. Class A                                           23,000            439,300
 * CuraGen Corp.                                                          3,266             20,576
   Curtiss-Wright Corp.                                                   2,400            196,584
   Curtiss-Wright Corp-Cl B W/I                                           1,584            129,096
   Dana Corp.                                                            58,050            938,668
   Delphi Financial Group, Inc. Class A                                   8,145            432,499
 * Denbury Resources, Inc.                                               28,700            362,768
 # Dillards, Inc. Class A                                                48,214            812,406
   Dimon, Inc.                                                           17,500            118,125
 * Dollar Thrifty Automotive Group, Inc.                                 15,800            398,950
 * DoubleClick, Inc.                                                     10,400             99,320
   Downey Financial Corp.                                                16,200            782,460
 * Duane Reade, Inc.                                                     11,600            161,008
 * DuPont Photomasks, Inc.                                               11,479            266,542
 * Dura Automotive Systems, Inc.                                          6,150             63,406
 * DVI, Inc.                                                             16,600              1,162
*# Dynegy, Inc.                                                         129,400            517,600
 * E.piphany, Inc.                                                       42,632            336,793
*# EarthLink, Inc.                                                       41,000            393,600
 * Edgewater Technology, Inc.                                             4,472             22,181
 * eFunds Corp.                                                          23,393            405,869
 * Electro Rent Corp.                                                     9,700            134,830
 * Electroglas, Inc.                                                      7,500             29,625
*# Emmis Communications Corp. Class A                                    17,900            405,614
 * Entravision Communications Corp.                                      47,300            429,484
 * Esterline Technologies Corp.                                          13,400    $       310,612
 * Ethyl Corp.                                                            6,560            133,824
 * Exar Corp.                                                            23,502            455,704
   Extended Stay America, Inc.                                           60,400            893,920
 * Extreme Networks, Inc.                                                12,800            125,568
 * Fairchild Corp. Class A                                                8,736             44,554
   FBL Financial Group, Inc. Class A                                     10,200            266,730
*# Federal-Mogul Corp.                                                   98,700             28,623
   First American Financial Corp.                                        38,800          1,148,480
   First Citizens Bancshares, Inc.                                        3,500            386,365
 * First Horizon Pharmaceutical Corp.                                    21,900            249,660
   First Republic Bank                                                    8,050            299,862
 * Fleetwood Enterprises, Inc.                                            9,000             91,530
   Flowers Foods, Inc.                                                   13,925            363,442
 * Flowserve Corp.                                                       33,100            704,368
 * Forest Oil Corp.                                                      33,900            849,195
 * Franklin Covey Co.                                                     6,500              9,945
   Fremont General Corp.                                                  2,400             41,952
 * Friede Goldman Halter, Inc.                                            1,000                  1
 * FSI International, Inc.                                                2,100             13,818
 * FuelCell Energy, Inc.                                                  7,700            103,642
 * Gateway, Inc.                                                         85,700            382,222
   GATX Corp.                                                            31,200            758,160
 * Gaylord Entertainment Co.                                             18,550            558,169
   Gencorp, Inc.                                                         28,000            280,280
 * General Cable Corp.                                                    1,900             16,017
 * General Communications, Inc.
     Class A                                                              9,300             81,375
 * Genesee & Wyoming, Inc.                                                3,300             83,358
 * Genesis Microchip, Inc.                                               12,200            225,090
 * Genlyte Group, Inc.                                                    5,257            277,885
 * Gerber Scientific, Inc.                                                8,700             72,297
   Gibraltar Steel Corp.                                                  6,300            153,594
   Glatfelter (P.H.) Co.                                                 27,800            333,044
 * Glenayre Technologies, Inc.                                           25,600             76,544
 * GlobespanVirata, Inc.                                                 27,455            168,574
*# Goodyear Tire & Rubber Co.                                           105,200            710,100
   Goody's Family Clothing, Inc.                                         12,700            134,874
 * Graphic Packaging Corp.                                               13,200             46,728
   Gray Television, Inc.                                                 27,600            357,696
 * Great American Financial Resources, Inc.                              16,600            251,490
 * Great Atlantic & Pacific Tea Co., Inc.                                19,250            146,300
 * Group 1 Automotive, Inc.                                               4,500            156,150
 * Guilford Mills, Inc.                                                   1,111             13,332
 * Ha-Lo Industries, Inc.                                                27,300                 30
 * Hain Celestial Group, Inc.                                            20,600            475,242
   Handleman Co.                                                         15,900            279,840
 * Hanger Orthopedic Group, Inc.                                          6,900            116,610
 * Hanover Compressor Co.                                                51,800            493,136
   Harleysville Group, Inc.                                              19,100            374,360
 * Hearst-Argyle Television, Inc.                                        20,000            491,000
   Helmerich & Payne, Inc.                                               30,100            725,410
 * Hexcel Corp.                                                          15,100            104,794
 # Hollinger International, Inc. Class A                                  4,200             66,822
   Holly Corp.                                                            1,100             29,216
 * HomeStore, Inc.                                                        6,300             22,113
   Horace Mann Educators Corp.                                           27,000            364,770
 * Houston Exploration Co.                                               14,100            480,951
 * Hudson Highland Group, Inc.                                            3,352             67,643

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hudson River Bancorp, Inc.                                               100    $         3,476
 # Hughes Supply, Inc.                                                   14,100            644,370
 * Human Genome Sciences, Inc.                                           30,761            393,741
 * Hypercom Corp.                                                        18,900             96,201
 * Identix, Inc.                                                         41,088            212,836
 * IDT Corp.                                                             13,600            255,680
   Ikon Office Solutions, Inc.                                           87,800            743,666
 # IMC Global, Inc.                                                      72,900            529,983
 * IMCO Recycling, Inc.                                                   6,000             45,300
 * Incyte Genomics, Inc.                                                 28,000            169,400
 # IndyMac Bancorp, Inc.                                                 27,800            822,880
 * InFocus Corp.                                                         15,400            121,968
 * Infonet Services Corp.                                               123,900            235,410
 * Information Holdings, Inc.                                            10,000            222,500
 * Information Resources, Inc.                                            3,300             16,170
 * InfoSpace, Inc.                                                       15,076            395,745
   Ingles Market, Inc. Class A                                            4,000             40,400
 * Ingram Micro, Inc.                                                    78,600          1,145,988
 * Input/Output, Inc.                                                    20,000             78,200
 * Insight Communications Co., Inc.                                      31,800            309,732
 * Insight Enterprises, Inc.                                             13,373            250,075
 * Instinet Group, Inc.                                                 129,161            692,303
 * Integrated Device Technology, Inc.                                    30,398            573,002
 * Integrated Electrical Services, Inc.                                  15,200            119,168
 * InterCept Group, Inc.                                                  7,900             83,503
 * Interface, Inc. Class A                                               18,200            103,558
 * Interland, Inc.                                                          180              1,233
   Intermet Corp.                                                        10,000             48,700
   Interpool, Inc.                                                       10,750            163,400
 * Interwoven, Inc.                                                       7,250            108,605
   Iomega Corp.                                                          25,700            141,093
 * Ionics, Inc.                                                          11,500            369,725
 * ITXC Corp.                                                            16,800             66,360
 * Jacuzzi Brands, Inc.                                                  18,700            120,615
 * Jakks Pacific, Inc.                                                    9,599            130,450
 * JDA Software Group, Inc.                                               8,652            157,639
   JLG Industries, Inc.                                                  11,700            175,968
 * Jones Lang LaSalle, Inc.                                              11,000            230,450
 * K2, Inc.                                                              18,000            275,400
   Kaman Corp. Class A                                                    9,000            115,830
*# Kansas City Southern Industries, Inc.                                 39,200            521,360
*# Keane, Inc.                                                           13,800            194,580
   Kellwood Co.                                                          13,100            500,944
   Kelly Services, Inc.                                                  14,100            401,568
 * Kemet Corp.                                                           55,000            726,000
 * Kforce, Inc.                                                           7,839             66,240
   Kimball International, Inc. Class B                                   15,339            227,324
 * Kindred Healthcare, Inc.                                              10,700            552,013
 * Kirby Corp.                                                           12,100            363,000
 * Knight Trading Group, Inc.                                             7,531            108,672
 * Kulicke & Soffa Industries, Inc.                                         300              4,944
   Labranche & Co., Inc.                                                 27,400            226,598
   LaFarge North America, Inc.                                           26,900          1,024,890
 * Lakes Entertainment, Inc.                                              4,150             59,756
   Landamerica Financial Group, Inc.                                     11,200            575,680
   Landry's Restaurants, Inc.                                            17,500            429,100
*# Lattice Semiconductor Corp.                                           60,900            576,723
   Lawson Products, Inc.                                                  3,800            128,934
 * Lawson Software, Inc.                                                 19,700            166,268
   Liberty Corp.                                                          9,600            426,720
   Lithia Motors, Inc. Class A                                            9,200    $       228,344
 # LNR Property Corp.                                                    12,900            570,825
   Lone Star Steakhouse & Saloon, Inc.                                   13,172            303,878
 # Longs Drug Stores Corp.                                               22,500            551,250
   Longview Fibre Co.                                                    29,300            321,421
 * Louisiana-Pacific Corp.                                               60,300          1,090,827
 * LTX Corp.                                                              7,000            116,760
 * Luby's, Inc.                                                          10,400             39,104
   Lyondell Chemical Co.                                                 64,420            955,993
 * M & F Worldwide Corp.                                                  7,100             98,335
 * Magnetek, Inc.                                                         9,200             59,340
 * Magnum Hunter Resources, Inc.                                         34,900            313,751
 * Mail-Well, Inc.                                                       13,200             49,896
 * Manugistic Group, Inc.                                                14,700             97,902
   Massey Energy Co.                                                     45,200            628,280
 * Mastec, Inc.                                                          12,500            166,000
 * Maxxam, Inc.                                                           2,600             41,600
 * Maxygen, Inc.                                                          3,900             42,315
 * Medarex, Inc.                                                         38,700            263,160
   Media General, Inc. Class A                                           14,100            943,149
 * Medquist, Inc.                                                        12,000            184,680
 * MEMC Electronic Materials, Inc.                                       35,300            383,358
*# Mens Warehouse, Inc.                                                  10,900            334,957
 # Metris Companies, Inc.                                                22,600            100,796
 * Metromedia International Group, Inc.                                  44,700              6,817
   Midland Co.                                                            6,900            146,142
   Milacron, Inc.                                                        13,200             30,624
   Millennium Chemicals, Inc.                                            16,600            179,612
 * MIPS Technologies, Inc.                                                1,959             10,677
 * MKS Instruments, Inc.                                                  4,246            117,657
   Modine Manufacturing Co.                                              21,724            554,179
 * Mondavi (Robert) Corp. Class A                                         5,700            199,500
*# Mony Group, Inc.                                                      23,500            740,720
 * Moog, Inc. Class A                                                     1,500             65,250
   Movado Group, Inc.                                                     3,400             92,446
 * MPS Group, Inc.                                                       65,300            600,760
 * MRV Communications, Inc.                                              40,700            163,207
 * MSC Software Corp.                                                     5,000             49,250
   MTS Systems Corp.                                                      3,500             64,995
 * Mueller Industries, Inc.                                              18,500            597,920
   Myers Industries, Inc.                                                 5,100             63,903
   Nacco Industries, Inc. Class A                                         4,100            319,800
   National Presto Industries, Inc.                                       2,700             96,120
 * NCI Building Systems, Inc.                                            12,000            279,480
 * NCO Group, Inc.                                                       15,495            357,934
*# Neoforma, Inc.                                                         5,400             86,184
   NetBank, Inc.                                                         18,773            245,926
 * NetIQ Corp.                                                           36,258            434,733
 * NetRatings, Inc.                                                      13,190            133,483
 * Network Equipment Technologies,
     Inc.                                                                 6,100             63,440
 * Newport Corp.                                                         24,688            420,437
*# Northwest Airlines Corp.                                              33,500            442,535
 * Novell, Inc.                                                          17,671            167,875
 * NS Group, Inc.                                                         8,100             60,507
 * Nuevo Energy Co.                                                         200              3,948
 * Ocular Sciences, Inc.                                                  3,000             85,890
 * Ocwen Financial Corp.                                                 26,300            182,785
 # Odyssey Re Holdings Corp.                                             47,000          1,075,830
*# Officemax, Inc.                                                       48,600            477,738

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Offshore Logistics, Inc.                                              14,300    $       361,075
*# Ohio Casualty Corp.                                                   35,700            607,257
 * Oil States International, Inc.                                        24,800            311,488
 * On Command Corp.                                                       6,100             11,316
 * Oplink Communications, Inc.                                           62,000            148,180
 * Orbital Sciences Corp.                                                 7,800             71,526
 * Oregon Steel Mills, Inc.                                              10,300             30,591
   Overseas Shipholding Group, Inc.                                      22,700            639,005
 * Owens-Illinois, Inc.                                                  91,800          1,035,504
 * Pacificare Health Systems, Inc.                                       18,800          1,224,068
 * Palmone Inc.                                                           2,800             41,916
 * Palmsource Inc.                                                          867             22,187
   Park Electrochemical Corp.                                             5,850            149,468
 * Parker Drilling Co.                                                   36,300             86,757
 * Pathmark Stores, Inc.                                                 11,800             85,668
 * Paxson Communications Corp.                                           18,600             89,280
   Peabody Energy Corp.                                                  34,500          1,162,650
 * Pegasus Solutions, Inc.                                                  200              2,376
   Penn Virginia Corp.                                                    5,400            253,314
 # Pep Boys - Manny, Moe & Jack                                          31,500            645,750
   PepsiAmericas, Inc.                                                   65,300          1,024,557
 * Per-Se Technologies, Inc.                                             11,800            165,790
   Phillips-Van Heusen Corp.                                             15,200            267,520
 * Photronics, Inc.                                                       3,874             71,553
 * Pico Holdings, Inc.                                                    4,200             63,084
   Pilgrims Pride Corp. Class B                                          16,600            248,170
 * Pinnacle Entertainment, Inc.                                          10,200             93,126
 * Plexus Corp.                                                          12,712            225,638
 # PMA Capital Corp. Class A                                             16,434             65,243
 * Polyone Corp.                                                         36,900            219,555
   Pope & Talbot, Inc.                                                    2,400             32,520
   Potlatch Corp.                                                        11,200            361,200
 * Power-One, Inc.                                                       15,929            134,281
 * Powerwave Technologies, Inc.                                          34,100            254,045
   Presidential Life Corp.                                               18,600            269,700
 * PRG-Schultz International, Inc.                                       27,514            136,194
 * Pride International, Inc.                                             60,300            961,785
 * Prime Hospitality Corp.                                               28,400            312,968
 * Procurenet, Inc.                                                      13,000                 13
 * Protection One, Inc.                                                  38,300             17,235
   Protective Life Corp.                                                 34,500          1,133,325
*# Protein Design Labs, Inc.                                             35,600            493,416
   Provident Financial Group, Inc.                                       24,357            754,093
 * Province Healthcare Co.                                               29,200            447,636
 * PSS World Medical, Inc.                                               20,400            209,100
 * PTEK Holdings, Inc.                                                   11,700            102,024
   Pulitzer, Inc.                                                         5,900            312,700
   Quanex Corp.                                                           8,700            343,911
 * Quanta Services, Inc.                                                 73,500            562,275
 * Quantum Corp.- DLT                                                     3,600             11,376
 * Radio One, Inc.                                                       11,100            194,916
 * Range Resources Corp.                                                  9,600             75,840
 * RealNetworks , Inc.                                                   41,800            249,546
   Regal-Beloit Corp.                                                    12,500            258,125
   Reinsurance Group of America, Inc.                                    24,900            925,035
   Reliance Steel & Aluminum Co.                                         20,200            595,496
*# Reliant Resources, Inc.                                              176,600          1,158,496
 * Remec, Inc.                                                            7,900             88,638
 * Rent-Way, Inc.                                                        10,100             74,841
   Resource America, Inc.                                                 6,700             87,301
 * Retail Ventures Inc.                                                  13,300    $        71,820
   Riggs National Corp.                                                  18,100            310,596
 * Riverstone Networks, Inc.                                             13,200             14,520
   RLI Corp.                                                              4,600            166,520
   Rock-Tenn Co. Class A                                                 19,700            313,230
   Roto-Rooter, Inc.                                                      2,500             92,025
 * Rowan Companies, Inc.                                                  7,900            167,243
 * RTI International Metals, Inc.                                         8,200            111,110
   Ruddick Corp.                                                         27,700            468,130
   Russell Corp.                                                         20,600            378,834
 * Ryan's Family Steak Houses, Inc.                                      25,300            375,452
   Ryder System, Inc.                                                    33,500          1,044,865
   Ryerson Tull, Inc.                                                     9,718             87,559
 * Safeguard Scientifics, Inc.                                           47,100            161,082
 * Saks, Inc.                                                            87,200          1,341,136
 * Sapient Corp.                                                         24,500            137,690
   Sauer-Danfoss, Inc.                                                   18,500            296,000
   Schulman (A.), Inc.                                                   15,455            302,145
   Schweitzer-Maudoit International, Inc.                                 4,600            127,512
   SCPIE Holdings, Inc.                                                   3,900             38,805
 * SCS Transportation, Inc.                                               5,750             95,623
   Seaboard Corp.                                                           540            124,470
 * Seacor Smit, Inc.                                                     12,250            467,215
   Selective Insurance Group, Inc.                                       17,300            560,693
 * Sequa Corp. Class A                                                    2,800            133,700
 * Sequa Corp. Class B                                                    1,300             63,635
 * Sequenom, Inc.                                                        14,900             53,655
 * Service Corp. International                                          154,500            764,775
 * Shaw Group, Inc.                                                      30,800            401,016
 * Shiloh Industries, Inc.                                                6,000             27,090
 * Shopko Stores, Inc.                                                   18,500            308,025
 * Silicon Graphics, Inc.                                                79,700             90,061
 * Silicon Storage Technology, Inc.                                      26,000            352,820
 * Sinclair Broadcast Group, Inc.
     Class A                                                              1,000             11,470
 * Six Flags, Inc.                                                       49,500            334,125
   Skyline Corp.                                                          3,300            105,930
 * Skyworks Solutions, Inc.                                              69,986            615,177
 * Smart & Final Food, Inc.                                              11,700            106,821
   Smith (A.O.) Corp.                                                    10,750            377,755
 * Smithfield Foods, Inc.                                                42,600            998,970
 * Sola International, Inc.                                              12,400            243,040
   Sonic Automotive, Inc.                                                13,800            309,810
 * SonicWALL, Inc.                                                       33,300            266,067
 * Sourcecorp, Inc.                                                      10,200            249,492
   South Jersey Industries, Inc.                                          6,800            267,920
 * Southwestern Energy Co.                                               13,900            283,699
 * Spanish Broadcasting System, Inc.                                     10,200            102,510
 * Spherion Corp.                                                        37,700            337,038
 * Spinnaker Exploration Co.                                             17,200            453,048
 * SPS Technologies, Inc.                                                 5,100            249,696
*# SR Telecom, Inc.                                                         521              2,970
   StanCorp Financial Group, Inc.                                        11,400            713,184
   Standard Motor Products, Inc.
     Class A                                                              7,700             77,385
   Standard Pacific Corp.                                                11,500            574,195
   Standard Register Co.                                                 10,500            166,740
   Starrett (L.S.) Co. Class A                                            2,000             28,540
*# Steel Dynamics, Inc.                                                  23,858            477,637
   Steelcase, Inc. Class A                                               26,700            331,080

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Stepan Co.                                                             3,500    $        87,710
   Stewart & Stevenson Services, Inc.                                    15,900            223,236
 * Stewart Enterprises, Inc.                                             59,900            279,733
 * Stewart Information Services Corp.                                     8,400            324,492
 * Stillwater Mining Co.                                                 47,800            402,476
 * Stoneridge, Inc.                                                       8,800            117,480
   Stride Rite Corp.                                                     16,200            187,434
*# Sunrise Senior Living, Inc.                                           17,800            614,456
 * Swift Energy Corp.                                                    17,400            246,906
   SWS Group, Inc.                                                        1,100             20,691
 * Sycamore Networks, Inc.                                              173,082            920,796
 * Systemax, Inc.                                                        13,350             96,788
 * Tech Data Corp.                                                       28,400          1,046,256
   Tecumseh Products Co. Class A                                          8,800            362,208
   Tecumseh Products Co. Class B                                          2,200             88,000
 * Teletech Holdings, Inc.                                               33,472            336,394
 # Temple-Inland, Inc.                                                   12,100            684,013
 * Tenneco Automotive, Inc.                                              11,000             61,050
 * Terex Corp.                                                           23,500            606,065
 * Terra Industries, Inc.                                                30,000             96,900
 * Tesoro Petroleum Corp.                                                35,400            448,872
   Texas Industries, Inc.                                                10,500            306,705
 * The Dress Barn, Inc.                                                  11,400            166,896
   The Marcus Corp.                                                      12,600            188,370
 # Thomas & Betts Corp.                                                  29,200            607,360
 * THQ, Inc.                                                             15,037            241,945
 * TIBCO Software, Inc.                                                 110,000            643,500
   Tidewater, Inc.                                                       28,300            781,363
 * Timco Aviation Services, Inc.                                            910                410
 * Time Warner Telecom, Inc.                                             10,380            109,509
   Timken Co.                                                            56,400            966,132
   Titan International, Inc.                                              8,100             15,552
 * Titanium Metals Corp.                                                  1,320             62,700
 * Tower Automotive, Inc.                                                22,000            100,100
 * Trammell Crow Co.                                                     16,800            225,960
 * Trans World Entertainment Corp.                                       15,200            107,464
 * Transkaryotic Therapies, Inc.                                         14,010            181,990
 * Transmeta Corp.                                                       15,600             51,480
 * Transmontaigne Oil Co.                                                 6,500             39,065
   Tredegar Industries, Inc.                                             18,800            289,520
 * Trenwick Group, Ltd.                                                  38,857                971
 * Triad Guaranty, Inc.                                                   7,300            340,545
 * Triad Hospitals, Inc.                                                 29,300          1,013,780
 * Trico Marine Services, Inc.                                           14,200             18,176
 # Trinity Industries, Inc.                                              23,100            599,445
 * Triquint Semiconductor, Inc.                                          53,230            430,098
 * Triumph Group                                                         10,000            325,900
 * TriZetto Group, Inc.                                                  12,500             80,625
 * Tweeter Home Entertainment
     Group, Inc.                                                          9,400             78,584
 * UICI                                                                  24,500            338,345
   UMB Financial Corp.                                                   13,753            671,009
 * Unifi, Inc.                                                           21,100            108,243
   Unifirst Corp.                                                         3,600             83,628
   United Auto Group, Inc.                                               26,000            642,200
   United Community Financial Corp.                                      14,300            160,446
*# United Rentals, Inc.                                                  41,500            768,580
 # United States Steel Corp.                                             51,600    $     1,282,260
   Unitrin, Inc.                                                         26,400            998,712
 * Universal American Financial Corp.                                    20,840            216,944
 * Universal Compression Holdings, Inc.                                  13,560            317,982
   Universal Forest Products, Inc.                                        7,300            222,212
 * Universal Stainless & Alloy
     Products, Inc.                                                       2,500             21,075
   Unizan Financial Corp.                                                10,702            230,093
 * Unova, Inc.                                                            3,700             88,504
 * URS Corp.                                                             20,900            476,520
 * US Oncology, Inc.                                                     43,006            437,801
   Usec, Inc.                                                            40,300            303,459
   USF Corp.                                                             17,220            568,777
 * Vail Resorts, Inc.                                                    14,160            215,657
 # Valeant Pharmaceuticals
     International                                                       12,100            289,311
   Valhi, Inc.                                                           47,300            653,686
 * ValueClick, Inc.                                                      14,500            121,075
 * Valuevision Media, Inc. Class A                                          900             13,950
 * Veeco Instruments, Inc.                                                6,300            185,850
*# Venturi Partners, Inc.                                                    44                528
 * Veritas DGC, Inc.                                                     13,100            118,031
 * Vicor Corp.                                                            5,900             67,850
 * Vignette Corp.                                                        63,300            146,223
   Vintage Petroleum, Inc.                                               40,700            423,687
 # Visteon Corp.                                                         65,200            511,820
 * Vitesse Semiconductor, Inc.                                           82,700            603,710
 * Volt Information Sciences, Inc.                                        6,000            122,400
   Walter Industries, Inc.                                               20,960            256,550
*# Warnaco Group, Inc.                                                   22,600                 23
   Watsco, Inc. Class A                                                  11,150            259,126
   Watts Water Technologies, Inc.                                         8,800            180,400
   Wausau-Mosinee Paper Corp.                                            32,700            402,210
   Waypoint Financial Corp.                                              13,160            282,545
   Weis Markets, Inc.                                                     3,200            113,600
   Wellman, Inc.                                                         12,500            108,750
   Wesco Financial Corp.                                                  2,775            968,614
   West Pharmaceutical Services, Inc.                                     5,200            176,800
 * Westport Resources Corp.                                              33,600            910,560
 * Wind River Systems, Inc.                                              19,500            126,945
 * Wolverine Tube, Inc.                                                   4,800             25,248
   Woodward Governor Co.                                                  4,641            231,493
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $187,109,335)                                                                 179,329,905
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.1%)
 * Chiquita Brands International, Inc.
    Warrants 03/19/09                                                    24,308            153,141
 * Imperial Credit Industries, Inc.
    Warrants 01/31/08                                                       511                  0
 * Orbital Science Corp.
    Warrants 08/31/04                                                       203                954
 * Timco Aviation Services
    Warrants 02/27/07                                                     2,178                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS (Cost $1,119,289)                                                    154,095
                                                                                   ---------------

                                                                                                      FACE
                                                                                                     AMOUNT                 VALUE+
                                                                                                     ------                 ------
                                                                                                     (000)
BONDS -- (0.0%)
*  Timco Aviation Services, Inc. Jr Subordinated Note 8.000%, 01/02/07
     (Cost $0)                                                                                   $            1     $            0
                                                                                                                    --------------
TEMPORARY CASH INVESTMENTS -- (16.0%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.82%, 12/01/03 (Collateralized by $7,783,000
     FMC Discount Notes 1.11%, 03/25/04, valued at $7,753,814) to be repurchased at $7,639,522            7,639          7,639,000
  Repurchase agreements in a Pooled Cash Account, UBS Warburg and Deutsche Bank Securities
     Inc., 1.01% and 1.02% respectively, 12/01/03 (Collateralized by $21,225,000 U.S. Treasury
     Obligations, rates ranging from 5.50% to 8.875%, maturities ranging from 08/15/04
     to 05/15/30, valued at $26,259,179) to be repurchased at $25,588,579 (Cost $25,586,413)^            25,586         25,586,413
                                                                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $33,225,413)                                                                                                   33,225,413
                                                                                                                    --------------

TOTAL INVESTMENTS -- (100.0%)
   (Cost $221,454,037)++                                                                                            $  212,709,413
                                                                                                                    ==============

----------
   + See Note B to Financial Statements.
   * Non-Income Producing Securities.
   # Total or Partial Securities on Loan.
   ^ Security purchased with cash proceeds from securities on loan. ++ The cost for federal income tax purposes is $221,597,111.

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (92.7%)
   1st Source Corp.                                                     224,624    $     5,042,809
 * 24/7 Real Media, Inc.                                                139,700            210,947
 * 3-D Systems Corp.                                                     85,700            779,870
 * AAR Corp.                                                            799,130          8,358,900
   ABC Bancorp                                                           18,280            307,470
 * Abgenix, Inc.                                                        386,730          4,358,447
*# Abiomed, Inc.                                                         27,109            200,308
 * Ablest, Inc.                                                          16,800             91,560
   Abrams Industries, Inc.                                               10,000             41,500
 * ABX Air, Inc.                                                        871,600          3,442,820
 * Aclara Biosciences, Inc.                                             234,742            751,174
 * Acme Communications, Inc.                                            281,009          2,388,576
 * Acme United Corp.                                                      8,700             45,675
 * ACT Teleconferencing, Inc.                                           131,022            216,186
 * Active Power, Inc.                                                   739,200          2,483,712
   Acuity Brands, Inc.                                                   69,000          1,645,650
 * Adams Resources & Energy, Inc.                                         6,700             77,854
 * Adaptec, Inc.                                                        465,590          4,101,848
 * Adept Technology, Inc.                                                96,800            174,240
 * Administaff, Inc.                                                    234,800          3,512,608
 * Advanced Digital Information Corp.                                    53,100            805,527
*# Advanced Magnetics, Inc.                                              82,700          1,178,475
 * Advanced Power Technology, Inc.                                      168,726          1,385,240
   Advanta Corp. Class A                                                269,589          3,383,342
   Advanta Corp. Class B Non-Voting                                     447,674          5,748,134
 * Advent Software, Inc.                                                 24,300            425,493
 * Aehr Test Systems                                                     89,200            345,115
 * AEP Industries, Inc.                                                 175,150          1,266,334
 * Aether Systems, Inc.                                               1,111,975          5,526,516
 * Aetrium, Inc.                                                        139,100            493,805
 * AG Services America, Inc.                                              9,600             81,120
 * Agile Software Corp.                                                 133,300          1,464,967
   Agilysys, Inc.                                                       795,446          8,956,722
 * Air Methods Corp.                                                    100,900            913,145
 * Airnet Systems, Inc.                                                 200,900            701,141
 * Airspan Networks, Inc.                                                96,100            231,601
 * AK Steel Holding Corp.                                             2,059,316          6,177,948
*# Akamai Technologies, Inc.                                            823,500         11,051,370
   Alamo Group, Inc.                                                    158,700          2,337,651
 * Alaska Air Group, Inc.                                               693,900         19,956,564
 * Alaska Communications Systems
     Group, Inc.                                                        259,300          1,293,648
 * Alderwoods Group, Inc.                                                75,400            668,044
 * Aldila, Inc.                                                          78,966            280,329
   Alexander & Baldwin, Inc.                                            802,063         25,232,902
 * Alexion Pharmaceuticals, Inc.                                        264,300          4,955,625
   Alico, Inc.                                                           46,500          1,622,850
 * All American Semiconductor, Inc.                                      29,260            132,548
   Allegheny Technologies, Inc.                                         406,700          3,334,940
   Allen Organ Co. Class B                                                5,000            238,750
 * Alliance Semiconductor Corp.                                         870,446          7,189,884
 * Allied Defense Group, Inc.                                            75,700          1,591,971
 * Allied Healthcare International, Inc.                                228,600          1,271,016
 * Allied Healthcare Products, Inc.                                     124,200            504,252
 * Allied Holdings, Inc.                                                111,535            511,946
 * Allied Motion Technologies, Inc.                                      45,300            200,679
 * Allmerica Financial Corp.                                            588,500         16,095,475
 * Allou Health Care, Inc. Class A                                       97,500    $         4,972
 * Alloy, Inc.                                                          588,175          3,164,381
 * Allscripts Healthcare Solutions, Inc.                                510,600          2,772,558
 * Almost Family, Inc.                                                   13,700            115,765
 * Alpha Technologies Group, Inc.                                        82,112            119,062
   Alpharma, Inc. Class A                                             1,021,600         20,585,240
*# Alterra Healthcare Corp.                                             372,400                 48
   Ambassadors, Inc.                                                    159,300          2,083,644
 * AMC Entertainment, Inc.                                              463,900          7,028,085
 * Amcast Industrial Corp.                                              149,800            352,030
*# Amerco, Inc.                                                         242,700          6,620,856
*# America West Holdings Corp.
     Class B                                                            664,200         10,029,420
 * American Banknote Corp.                                                  745                488
   American Biltrite, Inc.                                               45,600            306,888
 * American Building Control, Inc.                                      187,600            318,920
 # American Business Financial
     Services, Inc.                                                      39,259            161,786
 * American Ecology Corp.                                                48,100            223,184
*# American Greetings Corp.
     Class A                                                          1,278,100         26,993,472
   American Home Mortgage Holdings,
     Inc.                                                                 4,100             92,004
 * American Indemnity Financial Escrow                                   14,200             14,200
 * American Independence Corp.                                           14,600            158,264
 * American Management Systems, Inc.                                     45,900            684,369
 * American Medical Electronics, Inc.
     (Escrow-Bonus)                                                      20,800                  0
 * American Medical Electronics, Inc.
     (Escrow-Earnings)                                                   20,800                  0
 * American Medical Security Group, Inc.                                336,800          7,574,632
 * American Pacific Corp.                                               104,300            985,635
 * American Physicians Capital, Inc.                                    225,784          3,725,436
 * American Physicians Services Group,
     Inc.                                                                36,300            299,475
 * American Retirement Corp.                                            279,800            867,380
   American Shared Hospital Services                                      2,100             13,020
   American Software, Inc. Class A                                      280,250          1,723,537
 * American Superconductor Corp.                                        349,800          3,693,888
 * American Technical Ceramics Corp.                                     83,100            590,010
   Americana Bancorp, Inc.                                               26,030            398,780
*# Americredit Corp.                                                    268,300          3,608,635
   AmeriServe Financial, Inc.                                           304,288          1,521,440
   Ameron International Corp.                                           117,400          3,874,200
 # AmerUs Group Co.                                                     486,485         17,489,136
*# Ames Department Stores, Inc.                                           9,919                 15
 * Amistar Corp.                                                         42,300             87,138
   Ampco-Pittsburgh Corp.                                               200,000          2,144,000
   Amrep Corp.                                                           96,692          1,498,726
 * Amtech Systems, Inc.                                                   6,000             41,700
 * Amwest Insurance Group, Inc.                                          23,990                192
 * Anadigics, Inc.                                                      486,577          3,260,066
 * Analysts International Corp.                                         245,810            762,011
*# Analytical Surveys, Inc.                                                 830              2,341
 * Anaren, Inc.                                                         363,340          5,439,200
   Andersons, Inc.                                                       96,700          1,623,593
*# Andrew Corp.                                                       1,086,522         12,788,364
 * Angeion Corp.                                                            315                668
   Angelica Corp.                                                       146,000          3,014,900

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Angelo & Maxie's, Inc.                                                25,350    $        55,897
 * AnswerThink, Inc.                                                    141,500            847,585
*# Antigenics, Inc.                                                       1,900             23,446
 * APA Optics, Inc.                                                     157,400            393,500
   Apogee Enterprises, Inc.                                             175,400          2,074,982
   Applica, Inc.                                                        615,100          4,490,230
 * Applied Extrusion Technologies, Inc.                                 247,300            615,777
   Applied Industrial Technologies, Inc.                                497,600         11,793,120
 * Applied Innovation, Inc.                                              51,000            332,010
 * Applied Micro Circuits Corp.                                          46,600            301,036
 * Applied Molecular Evolution, Inc.                                    107,339          1,904,194
 * Apropos Technology, Inc.                                             263,400          1,053,600
*# Aradigm Corp.                                                          4,100              7,585
*# Arch Capital Group, Ltd.                                              67,300          2,487,408
   Arch Chemicals, Inc.                                                 481,387         11,018,948
 * Arena Pharmaceuticals, Inc.                                          742,844          5,118,195
 * Argonaut Group, Inc.                                                 519,791          8,316,656
 * Argonaut Technologies, Inc.                                            8,200             10,332
 * Ariba, Inc.                                                          865,100          2,733,716
 * Ark Restaurants Corp.                                                 21,300            270,510
 * Arlington Hospitality, Inc.                                           70,000            266,700
 * Armor Holdings, Inc.                                                  12,400            300,700
*# Armstrong Holdings, Inc.                                             389,200            338,604
 * Arqule, Inc.                                                         568,649          2,797,753
 * Array BioPharma, Inc.                                                 23,000            120,750
 * Arris Group, Inc.                                                  1,684,241         10,863,354
 * Art Technology Group, Inc.                                            52,300             88,910
 * Artesyn Technologies, Inc.                                           433,000          3,416,370
   ASB Financial Corp.                                                   14,600            343,100
 * Ascential Software Corp.                                             417,288         10,557,386
 * Ashworth, Inc.                                                       338,703          2,760,429
 * Aspect Communications Corp.                                          300,414          4,422,094
 * Aspen Technology, Inc.                                               353,800          2,720,722
 * Astea International, Inc.                                             13,200             33,660
 * Astec Industries, Inc.                                               325,364          4,291,551
   Astro-Med, Inc.                                                       56,575            914,818
 * Astronics Corp.                                                       19,687             97,352
 * Astronics Corp. Class B                                                7,756             40,719
*# AstroPower, Inc.                                                      28,600             20,592
 * ATA Holdings Corp.                                                   184,300          1,677,130
 * Atari, Inc.                                                           11,280             46,248
 * Atlantic American Corp.                                               42,900            113,685
 * Atlantis Plastics, Inc.                                               60,800            663,936
*# Atlas Air Worldwide Holdings, Inc.                                   527,800            348,348
 * ATP Oil & Gas Corp.                                                  102,300            517,638
   Atrion Corp.                                                          36,150          1,735,200
 * ATS Medical, Inc.                                                     13,800             51,888
 * Atwood Oceanics, Inc.                                                168,011          4,316,203
 * Audiovox Corp. Class A                                               536,949          7,447,483
 * Ault, Inc.                                                            93,300            251,910
 * Aurora Foods, Inc.                                                   534,673              8,555
 * Avalon Holding Corp. Class A                                          25,112             65,417
 * Avanex Corp.                                                         405,100          1,920,174
 * Avatar Holdings, Inc.                                                 75,500          2,555,675
 * Aviall, Inc.                                                         364,200          5,827,200
 * Avici Systems Inc.                                                   142,038          1,221,527
 * Avigen, Inc.                                                         523,218          3,400,917
 * Avteam, Inc. Class A                                                  80,300                 84
 * Aware, Inc.                                                          447,799          1,491,171
 * Axcelis Technologies, Inc.                                            87,120            999,266
 * Axsys Technologies, Inc.                                              62,200            865,202
 * AXT, Inc.                                                            321,728    $     1,100,310
 * Aztar Corp.                                                          693,000         15,419,250
 * AZZ, Inc.                                                             80,900            985,362
 * Badger Paper Mills, Inc.                                              10,400             47,944
   Bairnco Corp.                                                        114,700            765,049
 * Baker (Michael) Corp.                                                 79,400            841,640
   Baldwin & Lyons, Inc. Class B                                         82,425          2,058,976
 * Baldwin Technology, Inc. Class A                                     219,700            659,100
 * Ballantyne Omaha, Inc.                                                32,200             67,620
 * Bally Total Fitness Holding Corp.                                    883,500          6,184,500
 * Bancinsurance Corp.                                                   76,470            502,408
   Bandag, Inc. Class A                                                 112,600          4,346,360
 * BankUnited Financial Corp. Class A                                   121,400          3,089,630
   Banner Corp.                                                         295,893          7,441,709
 * Barrett Business Services, Inc.                                       84,800          1,255,040
 * Barry (R.G.) Corp.                                                   154,464            919,061
   Bassett Furniture Industries, Inc.                                   301,305          4,941,402
 * Bay View Capital Corp.                                             1,515,142          9,196,912
 * Bayou Steel Corp. Class A                                            169,900                849
 * BCT International, Inc.                                               11,100             22,033
 * BE Aerospace, Inc.                                                    10,325             59,369
 * Beazer Homes USA, Inc.                                                66,700          7,117,557
   Bel Fuse, Inc. Class A                                                13,000            341,575
   Belden, Inc.                                                         660,255         13,007,023
 * Bell Industries, Inc.                                                161,863            437,030
 * Bell Microproducts, Inc.                                             475,483          4,093,909
 * Bethlehem Steel Corp.                                              1,057,000             16,912
 * Beverly Enterprises                                                2,136,700         16,730,361
 * BF Enterprises, Inc.                                                   2,300             19,492
 * Big 4 Ranch, Inc.                                                     73,300                  0
 * Bioanalytical Systems, Inc.                                           17,100             75,924
 * Biocryst Pharmaceuticals, Inc.                                        36,000            294,840
 * Biosource International, Inc.                                        128,400            937,320
   Black Hills Corp.                                                          3                 97
   Blair Corp.                                                          173,390          4,334,750
 * Blonder Tongue Laboratories, Inc.                                     22,600             72,320
 * Bluegreen Corp.                                                      379,098          2,388,317
 * BMC Industries, Inc.                                                 241,800             12,090
 * BNS Co. Class A                                                       46,855            262,388
 * Boca Resorts, Inc.                                                   813,664         11,619,122
 * Bogen Communications International,
     Inc.                                                                44,700            219,030
 * Bolt Technology Corp.                                                 13,700             52,745
 * Bombay Co., Inc.                                                     293,340          3,000,868
   Bon-Ton Stores, Inc.                                                 211,300          2,831,420
 * Books-a-Million, Inc.                                                313,700          1,411,650
 * Boston Biomedical, Inc.                                               56,300            140,750
   Bostonfed Bancorp, Inc.                                               51,260          1,658,261
 * Bottomline Technologies, Inc.                                         83,000            747,000
   Bowl America, Inc. Class A                                            54,022            742,802
   Bowne & Co., Inc.                                                    712,832         10,507,144
 * Brass Eagle, Inc.                                                    131,400          1,214,136
 * Braun Consulting, Inc.                                               198,200            495,500
 * Brigham Exploration Co.                                               45,700            327,166
 * BrightStar Information Technology
     Group, Inc.                                                        106,200             10,620
 * Brillian Corp.                                                       122,950            979,911
 * Brooktrout, Inc.                                                     254,727          3,749,581
 * Bruker BioSciences Corp.                                                 700              3,486
 * Brush Engineered Materials, Inc.                                     430,609          5,804,609
 * BSQUARE Corp.                                                        144,300            213,564

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * BTU International, Inc.                                               91,000    $       383,110
 * Buca, Inc.                                                           435,757          2,462,027
 * Buckeye Technology, Inc.                                             684,898          6,992,809
   Building Materials Holding Corp.                                     346,076          5,243,051
 * Bull Run Corp.                                                         8,560              9,330
   Burlington Coat Factory Warehouse
     Corp.                                                              847,001         17,871,721
 * Bush Industries, Inc. Class A                                        215,400            734,514
 * Butler International, Inc.                                            81,200            127,484
   Butler Manufacturing Co.                                              95,600          1,979,876
 * C-COR.net Corp.                                                      302,726          3,572,167
 * Cable Design Techologies Corp.                                       830,787          8,440,796
   Cadmus Communications Corp.                                          117,400          1,426,410
   Calgon Carbon Corp.                                                  732,800          4,506,720
 * California Coastal Communities, Inc.                                  71,400            788,970
   California First National Bancorp                                     77,600            895,892
 * Caliper Technologies Corp.                                           659,579          4,214,710
 * Callon Petroleum Corp.                                               334,100          3,073,720
   Cal-Maine Foods, Inc.                                                134,400          2,854,656
   Camco Financial Corp.                                                 19,083            337,578
 * Cannon Express, Inc. Class A                                             900              1,102
 * Cannondale Corp.                                                     128,800             25,760
 * Canterbury Consulting Group, Inc.                                        842                796
 * Capital Pacific Holdings, Inc.                                       201,300            684,420
 * Capital Senior Living Corp.                                          357,200          2,178,920
 * Caprius, Inc.                                                          1,439                288
 * Capstone Turbine Corp.                                                 2,200              3,806
 * Captaris, Inc.                                                       446,165          2,645,758
 * Captiva Software Corp.                                                72,800            955,209
 * Caraustar Industries, Inc.                                           683,465          7,962,367
 * Cardiotech International, Inc.                                        64,291            403,105
 * CareCentric, Inc.                                                     29,400             22,050
 * Career Blazers, Inc. Trust Units                                       9,540                  0
   Carpenter Technology Corp.                                           581,965         15,596,662
 * Carreker Corp.                                                        30,700            459,272
 * Carriage Services, Inc. Class A                                      375,100          1,234,079
 * Carrier Access Corp.                                                  39,600            590,040
 * Carrington Laboratories, Inc.                                        121,900            519,294
*# Carrizo Oil & Gas, Inc.                                               25,600            192,000
   Cascade Corp.                                                         68,550          1,837,140
 * Casella Waste Systems, Inc. Class A                                  154,000          2,063,600
   Casey's General Stores, Inc.                                          96,600          1,687,602
 * Castle (A.M.) & Co.                                                  217,730          1,001,558
   Castle Energy Corp.                                                  142,700            813,390
 * Casual Male Retail Group, Inc.                                       385,365          3,314,139
 * Catalina Lighting, Inc.                                               22,040            269,792
 * Catalytica Energy Systems, Inc.                                      145,300            508,550
 * Cavalier Homes, Inc.                                                 352,281          1,004,001
   CCA Industries, Inc.                                                  40,800            304,980
   CDI Corp.                                                             27,900            945,810
 * Celadon Group, Inc.                                                  182,840          2,486,624
 * Celebrity, Inc. Escrow Shares                                         26,325                  0
 * Celeritek, Inc.                                                      320,999          2,584,042
 * CellStar Corp.                                                       272,679          3,749,336
   Centex Construction Products, Inc.                                    14,600            855,560
 * Central Garden & Pet Co.                                             436,812         11,579,886
   Central Parking Corp.                                                490,311          6,839,838
 * Century Aluminum Co.                                                 547,853          9,094,360
 * Century Business Services, Inc.                                    1,155,039          5,370,931
 * Ceres Group, Inc.                                                    135,809            708,923
   CFS Bancorp, Inc.                                                    250,690          3,547,263
 * Champion Enterprises, Inc.                                           772,800    $     5,579,616
   Champion Industries, Inc.                                            104,200            452,124
 * Championship Auto Racing Teams, Inc.                                 120,900             64,077
 * Champps Entertainment, Inc.                                          108,400            750,128
 * Channell Commercial Corp.                                             17,600             81,840
 * Charming Shoppes, Inc.                                             2,741,841         17,081,669
 * Chart Industries                                                           3                 90
*# Charter Communications, Inc.                                         116,600            468,732
   Chesapeake Corp.                                                     389,906          8,967,838
   Chicago Rivet & Machine Co.                                           10,800            287,550
 * Childtime Learning Centers, Inc.                                      43,500             95,700
 * Chromcraft Revington, Inc.                                             5,900             68,735
 * Chronimed, Inc.                                                      251,911          2,262,161
*# Chyron Corp.                                                          10,800              4,860
 * Ciber, Inc.                                                          382,300          3,482,753
 * Cincinnati Bell, Inc.                                                123,800            706,898
 * Ciprico, Inc.                                                         70,900            358,045
   CIRCOR International, Inc.                                           233,800          5,143,600
 * Cirrus Logic, Inc.                                                   447,600          3,849,360
 * Citizens, Inc. Class A                                               101,010          1,000,000
 * CKE Restaurants, Inc.                                                858,600          6,010,200
 * Clark, Inc.                                                          221,130          3,628,743
 * Clarus Corp.                                                         440,800          3,081,192
*# CMS Energy Corp.                                                     743,769          5,868,337
 * CNA Surety Corp.                                                     237,595          2,299,920
*# CNET Networks, Inc.                                                  261,543          1,953,726
   Coachmen Industries, Inc.                                            399,700          6,894,825
 * Coast Dental Services, Inc.                                           48,533            310,369
   Coast Distribution System                                             90,200            500,610
   Coastal Bancorp, Inc.                                                116,800          4,088,000
 * Coastcast Corp.                                                      101,900            204,309
 * Cobra Electronics Corp.                                               84,100            597,951
 * Coeur d'Alene Mines Corp.                                            384,800          1,993,264
*# Cogent Communications Group, Inc.                                     11,754             14,340
 * Cognitronics Corp.                                                     7,700             25,410
 * Coherent, Inc.                                                       651,695         15,601,578
 * Cole National Corp. Class A                                           57,300          1,202,154
 * Collins & Aikman Corp.                                               547,694          1,955,268
   Collins Industries, Inc.                                              30,500            164,700
 * Columbus McKinnon Corp.                                              234,878          1,451,546
 * Comarco, Inc.                                                        120,700          1,144,236
 * Comdial Corp.                                                         10,007             30,021
 * Comforce Corp.                                                        58,000             29,580
 * Comfort Systems USA, Inc.                                            741,000          3,564,210
*# Commerce One, Inc.                                                    96,400            111,824
   Commercial Federal Corp.                                              71,500          1,930,500
   Commercial Metals Co.                                                726,666         18,704,383
   Commonwealth Industries, Inc.                                        407,264          2,985,245
 * Commscope, Inc.                                                      874,900         13,963,404
   Communications Systems, Inc.                                          16,800            115,752
   Community Trust Bancorp, Inc.                                         72,321          2,370,705
 * Community West Bancshares                                             11,000             91,960
*# Compex Technologies, Inc.                                             39,226            354,995
 * Compucom Systems, Inc.                                             1,248,285          5,679,697
 * CompuCredit Corp.                                                    745,863         17,662,036
 * Computer Access Technology Corp.                                     289,800          1,347,570
 * Computer Horizons Corp.                                              545,091          2,027,739
 * Computer Network Technology Corp.                                    491,551          4,890,932
 * Computer Task Group, Inc.                                            128,300            536,294
   CompX International, Inc.                                             37,300            235,363
 * Concerto Software, Inc.                                               12,800            152,576

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Concord Camera Corp.                                                 508,036    $     6,131,995
*# Cone Mills Corp.                                                     504,100             28,986
 * Congoleum Corp. Class A                                               97,400             63,310
 * Conmed Corp.                                                         260,069          5,529,067
*# Consolidated Freightways Corp.                                        24,700                151
 * Consolidated Graphics, Inc.                                          339,794         10,210,810
*# Continental Airlines, Inc.                                         1,607,800         29,985,470
 * Continental Materials Corp.                                            4,600            125,534
*# Convera Corp.                                                         37,600            147,016
*# Cooker Restaurant Corp.                                              109,768                659
   Cooper Tire & Rubber Co.                                             840,900         16,826,409
 # Cooperative Bankshares, Inc.                                          19,000            485,260
 * Copper Mountain Networks, Inc.                                        15,791            148,609
 * Corautus Genetics, Inc.                                                  642              3,769
 * Core Molding Technologies, Inc.                                          500              1,470
 * Corixa Corp.                                                         126,900            722,061
   Corn Products International, Inc.                                    561,000         19,444,260
 * Cornell Companies, Inc.                                              345,948          4,358,945
 * Correctional Services Corp.                                          135,800            349,006
 * Corrections Corporation of America                                    63,800          1,786,400
 * Corrpro Companies, Inc.                                               88,475            132,712
 * Cosine Communications, Inc.                                          147,970          1,145,288
 * Cost-U-Less, Inc.                                                     35,000            115,500
   Cotton States Life Insurance Co.                                       8,300            147,333
 * Covansys Corp.                                                       327,200          2,944,800
*# Covanta Energy Corp.                                                 413,696              2,896
 * Covenant Transport, Inc. Class A                                     326,388          6,149,150
   Covest Bancshares, Inc.                                                6,125            167,702
   CPAC, Inc.                                                            81,600            504,206
*# Credence Systems Corp.                                               963,780         12,490,589
 * Credit Acceptance Corp.                                              760,499         11,407,485
 * Criticare Systems, Inc.                                               91,000            309,400
   Crompton Corp.                                                       117,900            713,295
 * Cross (A.T.) Co. Class A                                             234,300          1,529,979
 * Cross Country Healthcare, Inc.                                        71,529          1,065,782
 * Crossroads Systems, Inc.                                              22,000             67,320
 * Crown Andersen, Inc.                                                  22,900             53,815
*# Crown Castle International Corp.                                     540,600          6,708,846
 * Crown Financial Group, Inc.                                           59,900            151,547
 * Crown Holdings, Inc.                                                 857,300          6,429,750
 * Crown Media Holdings, Inc.                                           240,254          2,116,638
*# Cryolife, Inc.                                                        93,500            501,160
 * CSP, Inc.                                                             40,800            215,424
   CSS Industries, Inc.                                                 252,150          7,491,376
   CT Communications, Inc.                                               72,597          1,038,137
   CTS Corp.                                                            442,300          5,422,598
 * Culp, Inc.                                                           299,118          3,368,069
 * Cumulus Media, Inc. Class A                                          322,500          6,159,750
 * CuraGen Corp.                                                        922,725          5,813,167
 * Curis, Inc.                                                               20                109
   Curtiss-Wright Corp.                                                  86,300          7,068,833
 * Cutter & Buck, Inc.                                                  233,894          1,812,678
 * Cyberoptics Corp.                                                     33,300            331,668
 * Cybersource Corp.                                                    158,500            787,745
 * Cybex International, Inc.                                            114,200            141,608
*# CycleLogic, Inc.                                                           6                  1
 * Cysive, Inc.                                                         502,497          1,618,040
*# Cytrx Corp.                                                            2,800              6,188
   D & K Healthcare Resources, Inc.                                     294,161          3,977,057
 * D A Consulting Group, Inc.                                           118,400              9,472
*# Daisytek International Corp.                                          44,337              1,441
*# Dan River, Inc. Class A                                              452,200    $       348,194
 * Danielson Holding Corp.                                               73,400            104,228
 * Data I/O Corp.                                                        86,400            297,130
 * Data Systems & Software, Inc.                                         91,400            255,006
 * Datakey, Inc.                                                          6,700              3,886
 * Datalink Corp.                                                       184,900            719,261
 * Dataram Corp.                                                         37,210            156,654
 * DataTRAK International, Inc.                                          59,200            372,960
 * Dave and Busters, Inc.                                               182,140          2,533,567
 * Dawson Geophysical Co.                                                72,400            589,336
 * Daxor Corp.                                                           50,200            763,040
   Deb Shops, Inc.                                                       62,900          1,246,678
 * Deckers Outdoor Corp.                                                120,100          2,017,680
 * Decora Industries, Inc.                                                4,200                 63
   Decorator Industries, Inc.                                            22,132            139,764
 * Del Global Technologies Corp.                                         70,017            168,041
 * Delphax Technologies, Inc.                                            70,700            224,119
   Delphi Financial Group, Inc. Class A                                 195,509         10,381,528
   Delta Apparel, Inc.                                                  104,000          1,710,800
*# Delta Financial Corp.                                                144,900          1,037,484
   Delta Natural Gas Co., Inc.                                           27,300            636,909
 * Delta Woodside Industries, Inc.                                      130,000            226,200
   Deltic Timber Corp.                                                    4,300            121,776
 * Denali, Inc.                                                          69,500                  0
 * Denbury Resources, Inc.                                               47,000            594,080
 * Dendreon Corp.                                                        31,725            251,262
 * Detrex Corp.                                                          12,800             19,520
 * Devcon International Corp.                                            52,400            374,660
 * DiamondCluster International, Inc.                                   323,000          3,055,580
 * Diedrich Coffee, Inc.                                                     13                 53
 * Digi International, Inc.                                             470,882          4,035,459
*# Digital Angel Corp.                                                   26,400             59,400
 * DigitalThink Inc.                                                     51,900            154,662
 * Digitas, Inc.                                                         48,766            424,752
   Dimon, Inc.                                                        1,089,071          7,351,229
 * Discovery Partners International                                     271,485          1,566,197
 * Ditech Communications Corp.                                          513,949          9,019,805
 * Diversified Corporate Resources, Inc.                                  1,600              1,184
 * Dixie Group, Inc.                                                    197,119          1,596,664
 * Dixon Ticonderoga Co.                                                 30,150            111,555
 * Docent, Inc.                                                          15,829             77,246
 * Dollar Thrifty Automotive Group, Inc.                                643,200         16,240,800
 * Dominion Homes, Inc.                                                  76,200          2,317,242
   Donegal Group, Inc. Class A                                           62,496          1,256,170
   Donegal Group, Inc. Class B                                           35,448            669,613
 * DoubleClick, Inc.                                                     40,100            382,955
   Dover Motorsports, Inc.                                              220,500            921,690
   Downey Financial Corp.                                                   100              4,830
 * Drugstore.com, Inc.                                                  211,400          1,407,924
 * DT Industries, Inc.                                                  214,200            231,336
 * Duane Reade, Inc.                                                    615,876          8,548,359
 * Duckwall-ALCO Stores, Inc.                                           103,200          1,544,904
 * Ducommun, Inc.                                                        60,979          1,358,002
 * DuPont Photomasks, Inc.                                              470,708         10,929,840
 * Dura Automotive Systems, Inc.                                        405,602          4,181,757
 * DUSA Pharmaceuticals, Inc.                                           282,965          1,519,522
 * DVI, Inc.                                                            247,900             17,353
 * Dyax Corp.                                                           318,600          1,924,344
 * Dynegy, Inc.                                                         154,500            618,000
 * E Com Ventures, Inc.                                                   6,750             79,380
   E-Z-EM, Inc.                                                          45,943            530,642

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * E.piphany, Inc.                                                      890,351    $     7,033,773
 * Eagle Food Centers, Inc.                                              31,075                699
 * EarthLink, Inc.                                                      503,650          4,835,040
   Eastern Co.                                                           29,400            421,596
 * EasyLink Services Corp.                                                  640                845
   Ecology & Environment, Inc. Class A                                   28,100            269,198
   Edelbrock Corp.                                                       93,940          1,116,947
 * Eden Bioscience Corp.                                                 83,100            128,805
 * Edge Petroleum Corp.                                                 134,300          1,066,342
 * Edgewater Technology, Inc.                                           248,188          1,231,012
 * Educational Insights, Inc.                                            44,600             25,199
   EFC Bancorp, Inc.                                                      5,300            119,568
 * eFunds Corp.                                                          62,319          1,081,235
 * Elcom International, Inc.                                              3,500                770
 * Electro Rent Corp.                                                   271,118          3,768,540
*# Electroglas, Inc.                                                    339,288          1,340,188
 * eLoyalty Corp.                                                        51,900            186,840
 * ELXSI Corp.                                                           27,900            125,550
   EMC Insurance Group, Inc.                                            150,700          3,081,815
 * EMCORE Corp.                                                          30,700            155,956
*# Emisphere Technologies, Inc.                                         181,627          1,089,762
*# Emmis Communications Corp. Class A                                   103,400          2,343,044
   Empire District Electric Co.                                          12,400            262,384
 * EMS Technologies, Inc.                                               265,870          5,649,737
 * En Pointe Technologies, Inc.                                          39,500             73,035
 * Encore Medical Corp.                                                  97,400            660,372
 * Encore Wire Corp.                                                     92,000          1,558,480
 * Endologix, Inc.                                                      110,800            421,040
 * Enesco Group, Inc.                                                   345,500          3,741,765
 * Entravision Communications Corp.                                   1,438,100         13,057,948
 * Entrust, Inc.                                                        122,000            520,940
 * Environmental Elements Corp.                                          10,300              2,781
 * Environmental Technologies Corp.                                      35,800                895
 * ePlus, Inc.                                                           75,300            941,250
 * ePresence, Inc.                                                      311,900          1,141,554
 * Equity Marketing, Inc.                                                 2,100             28,791
 * Equity Oil Co.                                                       180,300            627,264
   Espey Manufacturing & Electronics
     Corp.                                                                3,800             93,290
 * Esterline Technologies Corp.                                         537,793         12,466,042
 * Ethyl Corp.                                                          276,320          5,636,928
 * Evans & Sutherland Computer Corp.                                    184,000            859,280
*# Evergreen Solar, Inc.                                                 98,900            197,800
*# Exabyte Corp.                                                         28,600             20,306
 * Exar Corp.                                                           607,657         11,782,469
 * Exelixis, Inc.                                                       128,283            863,345
 * Exponent, Inc.                                                        88,600          2,012,992
   Extended Stay America, Inc.                                          748,400         11,076,320
 * Extended Systems, Inc.                                                20,900             95,095
 * Ezcorp, Inc. Class A Non-Voting                                      237,900          1,758,081
 * Fab Industries, Inc.                                                  82,381            465,453
*# Factory 2-U Stores, Inc.                                             142,779            348,381
 * Fairchild Corp. Class A                                              574,729          2,931,118
 * Falcon Products, Inc.                                                162,900            772,146
*# FalconStor Software, Inc.                                             47,700            379,215
 * Famous Dave's of America, Inc.                                       106,780            532,832
   FBL Financial Group, Inc. Class A                                    496,700         12,988,705
 * Featherlite, Inc.                                                     27,900             79,515
   Fedders Corp.                                                         89,400            562,326
   Federal Screw Works                                                    3,125            103,125
*# Federal-Mogul Corp.                                                  823,500            238,815
   FFLC Bancorp                                                          39,049    $     1,155,850
 * Fibermark, Inc.                                                      105,150            187,167
*# Fiberstars, Inc.                                                      17,100            124,659
 * Fidelity Federal Bancorp                                              20,000             31,000
   Fidelity Southern Corp.                                               91,000          1,260,350
 * Finishmaster, Inc.                                                   120,000          1,135,200
 * Finlay Enterprises, Inc.                                              64,100          1,041,625
 * Firebrand Financial Group, Inc.                                       86,400                562
   First Aviation Services, Inc.                                          9,000             36,450
 * First Cash Financial Services, Inc.                                  115,900          3,078,304
   First Citizens Bancshares, Inc.                                       10,300          1,137,017
   First Defiance Financial Corp.                                       128,500          3,589,005
   First Federal Bancshares of Arkansas,
     Inc.                                                                56,900          2,204,875
 * First Horizon Pharmaceutical Corp.                                   531,669          6,061,027
   First Indiana Corp.                                                  156,464          2,918,054
 * First Investors Financial Services
    Group, Inc.                                                         120,900            512,616
   First Keystone Financial, Inc.                                        37,300            997,775
 * First Mariner Bank Corp.                                               7,000            118,860
   First Midwest Financial, Inc.                                         32,400            725,760
   First Place Financial Corp.                                          221,950          4,101,636
   First Republic Bank                                                  231,978          8,641,180
   FirstBank NW Corp.                                                    14,100            431,319
 * Fischer Imaging Corp.                                                 39,500            179,725
 * Flanders Corp.                                                       584,100          3,265,119
*# Fleetwood Enterprises, Inc.                                          661,500          6,727,455
 # Fleming Companies, Inc.                                              228,152              2,590
   Flexsteel Industries, Inc.                                            90,400          1,852,296
   Florida Public Utilities Co.                                           1,800             28,656
 * Flow International Corp.                                              34,100            119,725
   Flowers Foods, Inc.                                                  181,350          4,733,235
 * Flowserve Corp.                                                      812,040         17,280,211
   FNB Financial Services Corp.                                          13,900            317,198
 * Foodarama Supermarkets, Inc.                                          12,900            332,175
 * Footstar, Inc.                                                       504,000          2,535,120
 * Forest Oil Corp.                                                     413,325         10,353,791
 * Forgent Networks, Inc.                                               369,300          1,244,541
 * Foster (L.B.) Co. Class A                                            162,400            974,400
*# Foster Wheeler, Ltd.                                                 927,100            815,848
*# FPIC Insurance Group, Inc.                                           221,762          4,634,826
   Frankfort First Bancorp, Inc.                                         24,650            505,325
   Franklin Bancorp, Inc.                                                49,283          1,015,476
 * Franklin Covey Co.                                                   341,800            522,954
 * Franklin Electronic Publishers, Inc.                                 112,300            336,900
 # Fremont General Corp.                                                362,300          6,333,004
   Frequency Electronics, Inc.                                           97,600          1,019,920
   Fresh Brands, Inc.                                                     2,900             31,581
 * Fresh Choice, Inc.                                                    65,100            126,945
 * Friede Goldman Halter, Inc.                                            8,516                  8
   Friedman Industries, Inc.                                            108,195            333,241
   Friedmans, Inc. Class A                                              496,500          3,391,095
 * Frontier Airlines, Inc.                                               81,112          1,312,392
 * Frozen Food Express Industries, Inc.                                 328,600          2,181,904
   FSF Financial Corp.                                                   16,100            487,025
 * FSI International, Inc.                                              514,718          3,386,844
*# FuelCell Energy, Inc.                                                279,371          3,760,334
 * G-III Apparel Group, Ltd.                                             98,600          1,030,370
   GA Financial, Inc.                                                    50,500          1,451,370
 * Gadzooks, Inc.                                                       238,170          1,155,124
 * Gaiam, Inc.                                                           19,084            105,134

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Galey & Lord, Inc.                                                   184,800    $         1,294
*# Galyan's Trading Co.                                                 322,377          4,303,733
 * GameTech International, Inc.                                          79,900            306,017
 * Garden Fresh Restaurant Corp.                                         78,000          1,152,840
 * Gateway, Inc.                                                      1,222,800          5,453,688
 # GATX Corp.                                                         1,062,800         25,826,040
 * Gaylord Entertainment Co.                                            761,485         22,913,084
*# GC Companies, Inc.                                                     4,300              1,784
 * Gehl Co.                                                             109,800          1,691,030
 * Genaissance Pharmaceuticals, Inc.                                    109,600            319,922
   Gencorp, Inc.                                                      1,143,751         11,448,948
 * Gene Logic, Inc.                                                     809,237          3,940,984
 * General Cable Corp.                                                  135,500          1,142,265
 * General Communications, Inc. Class A                                 552,600          4,835,250
 * General DataComm Industries, Inc.                                        690              1,245
 * Genesee & Wyoming, Inc.                                              156,787          3,960,440
 * Genesis Microchip, Inc.                                              228,756          4,220,548
 * Genlyte Group, Inc.                                                   63,500          3,356,610
*# Genome Therapeutics Corp.                                             13,100             39,680
 * Gerber Scientific, Inc.                                              397,500          3,303,225
 * Giant Group, Ltd.                                                     50,600            101,200
 * Giant Industries, Inc.                                               228,400          2,786,480
   Gibraltar Steel Corp.                                                198,300          4,834,554
 * Giga-Tronics, Inc.                                                    28,800             61,200
   Glatfelter (P.H.) Co.                                              1,122,000         13,441,560
 * Glenayre Technologies, Inc.                                          996,900          2,980,731
 * Globecomm Systems, Inc.                                              162,700          1,138,900
 * GlobespanVirata, Inc.                                                339,500          2,084,530
 * Glowpoint, Inc.                                                      160,300            298,158
*# GoAmerica, Inc.                                                      642,300            340,419
   Golden Enterprises, Inc.                                              17,200             44,032
 * Golden State Vintners, Inc.                                           82,600            258,538
 * Good Guys, Inc.                                                      373,600            762,144
*# Goodyear Tire & Rubber Co.                                           729,800          4,926,150
   Goody's Family Clothing, Inc.                                        567,900          6,031,098
   Gorman-Rupp Co.                                                       40,500            967,950
 * Gottschalks, Inc.                                                    223,800            863,868
 * GP Strategies Corp.                                                  235,265          1,729,198
 * Gradco Systems, Inc.                                                   2,201             21,295
   Graham Corp.                                                          25,950            234,328
 * Graphic Packaging Corp.                                              620,900          2,197,986
   Gray Television, Inc.                                                388,050          5,029,128
   Gray Television, Inc. Class A                                         40,650            533,328
 * Great American Financial Resources,
     Inc.                                                               122,100          1,849,815
 * Great Atlantic & Pacific Tea Co., Inc.                             1,001,400          7,610,640
 * Greenbriar Corp.                                                       1,070              3,370
 * Greenbrier Companies, Inc.                                           235,300          3,404,791
 * Griffin Land & Nurseries, Inc. Class A                                25,000            361,750
 * Group 1 Automotive, Inc.                                               6,400            222,080
*# GTC Biotherapeutics, Inc.                                            329,971            910,720
 * GTSI Corp.                                                           167,700          2,020,785
   Guaranty Federal Bancshares, Inc.                                     15,300            296,590
   Guaranty Financial Corp.                                              20,300            406,101
 * Guilford Mills, Inc.                                                  10,087            121,044
*# Guilford Pharmaceuticals, Inc.                                       357,613          2,442,497
 * Gulfmark Offshore, Inc.                                              202,700          2,843,881
 * Gundle/SLT Environmental, Inc.                                       242,500          4,692,375
 * Ha-Lo Industries, Inc.                                               223,600                246
   Haggar Corp.                                                         102,625          1,779,517
 * Hain Celestial Group, Inc.                                            32,343            746,153
 * Halifax Corp.                                                         24,000    $       121,680
 * Hall Kinion Associates, Inc.                                         208,832            856,002
 * Hampshire Group, Ltd.                                                 19,100            592,673
   Handleman Co.                                                        339,275          5,971,240
 * Hanger Orthopedic Group, Inc.                                        242,500          4,098,250
 * Hanover Compressor Co.                                             1,737,215         16,538,287
   Hardinge, Inc.                                                       148,600          1,538,010
   Harleysville Group, Inc.                                             612,440         12,003,824
 * Harmonic, Inc.                                                         4,100             35,629
 * Harolds Stores, Inc.                                                   2,000              7,400
 * Harris Interactive, Inc.                                              24,800            171,120
 * Hartmarx Corp.                                                       696,000          2,992,800
 * Harvest Natural Resources, Inc.                                      403,406          2,989,238
 * Hastings Entertainment, Inc.                                         174,000            774,300
 * Hastings Manufacturing Co.                                             1,700              7,327
 * Hauser, Inc.                                                          42,275              2,114
   Haverty Furniture Co., Inc.                                          203,700          4,351,032
 * Hawaiian Holdings, Inc.                                              498,455          1,370,751
 * Hawk Corp.                                                           184,600            629,486
 * Headway Corporate Resources, Inc.                                     72,800                546
   Healthcare Services Group, Inc.                                       23,760            470,210
 * Hector Communications Corp.                                           10,600            148,877
 * HEI, Inc.                                                              1,300              3,900
   Heico Corp.                                                          183,800          3,394,786
   Heico Corp. Class A                                                    3,129             46,309
 * Heidrick & Struggles International, Inc.                             249,700          6,005,285
 * Herley Industries, Inc.                                                    0                 10
 * Hexcel Corp.                                                         599,250          4,158,795
   HF Financial Corp.                                                    49,650            893,700
 * HMI Industries, Inc.                                                  11,800              9,735
   HMN Financial, Inc.                                                   74,100          1,825,824
 * HMS Holdings Corp.                                                   345,607          1,482,654
 * Hoenig Group Escrow                                                  104,700             24,081
 * Holiday RV Superstores, Inc.                                           6,880                 34
 # Hollinger International, Inc. Class A                                  2,800             44,548
   Holly Corp.                                                          215,100          5,713,056
 * Hollywood Media Corp.                                                283,400            634,816
 * Home Products International, Inc.                                    125,550            166,981
 * Homegold Financial, Inc.                                              35,600                285
 * HomeStore, Inc.                                                       51,200            179,712
   Horace Mann Educators Corp.                                           99,045          1,338,098
   Horizon Financial Corp.                                              102,067          1,805,565
 * Horizon Health Corp.                                                 112,700          2,574,068
 * Horizon Offshore, Inc.                                               687,512          3,080,054
 * Houston Exploration Co.                                              487,342         16,623,236
 * HPSC, Inc.                                                            44,100            629,748
 * Hub Group, Inc. Class A                                              109,500          1,756,380
   Hudson River Bancorp, Inc.                                            41,477          1,441,741
 * Hudson Technologies, Inc.                                             54,900             46,665
 * Huffy Corp.                                                          269,495          1,840,651
   Hughes Supply, Inc.                                                  611,560         27,948,292
 * Human Genome Sciences, Inc.                                            7,083             90,662
 * Hurco Companies, Inc.                                                 92,800            269,120
 * Huttig Building Products, Inc.                                        65,600            177,120
 * Hycor Biomedical, Inc.                                                61,600            256,872
 * Hypercom Corp.                                                     1,207,900          6,148,211
 * I-many, Inc.                                                         399,600            379,620
*# I-Sector Corporation                                                  68,500            677,465
 * Ico, Inc.                                                            264,300            319,803
 * Identix, Inc.                                                        162,454            841,512
 * IDT Corp.                                                            607,422         11,419,534

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# IDT Corp. Class B                                                    118,400    $     2,288,672
 * iGate Capital Corp.                                                  555,429          3,532,528
   Ikon Office Solutions, Inc.                                        1,708,800         14,473,536
 * Illumina, Inc.                                                       329,800          2,262,428
 * Image Entertainment, Inc.                                             29,400            144,060
 # IMC Global, Inc.                                                     587,325          4,269,853
 * IMCO Recycling, Inc.                                                 381,900          2,883,345
 * ImmunoGen, Inc.                                                      312,746          1,479,289
 * Impco Technologies, Inc.                                             227,000          1,486,850
 * Imperial Sugar Co.                                                    16,356            181,388
*# Imperial Sugar Company                                               282,800                  0
 * Impreso, Inc.                                                          6,500             11,895
 * Incyte Genomics, Inc.                                                843,721          5,104,512
   Independence Holding Co.                                              57,860          1,328,176
 * Industrial Distribution Group, Inc.                                  172,400            818,900
 # IndyMac Bancorp, Inc.                                                 20,400            603,840
*# Infocrossing, Inc.                                                    23,000            229,747
 * InFocus Corp.                                                      1,025,257          8,120,035
 * Infonet Services Corp.                                                72,800            138,320
 * Informatica Corp.                                                     13,400            151,152
 * Information Holdings, Inc.                                            37,574            836,021
 * Information Resources, Inc.                                           96,000            470,400
 * Inforte Corp.                                                        138,500          1,191,100
 * InfoSpace, Inc.                                                      226,256          5,939,220
   Ingles Market, Inc. Class A                                          265,159          2,678,106
 * Innotrac Corp.                                                       165,800          1,507,122
 * Innovative Clinical Solutions, Ltd.                                    8,426                 72
 * Innovex, Inc.                                                         52,100            489,740
 * Input/Output, Inc.                                                   692,700          2,708,457
 * Insight Communications Co., Inc.                                     640,489          6,238,363
 * Insight Enterprises, Inc.                                            436,446          8,161,540
 * Insilco Holding Co.                                                      432                108
 * Insituform East, Inc.                                                 31,200             47,424
 * Insmed, Inc.                                                          38,125            112,850
 * Insteel Industries, Inc.                                              74,100             62,985
 * Instinet Group, Inc.                                                 484,500          2,596,920
 * Insurance Auto Auctions, Inc.                                        299,351          3,801,758
 * InsWeb Corp.                                                          23,166            115,830
 * IntegraMed America, Inc.                                              56,200            358,556
 * Integrated Device Technology, Inc.                                   252,794          4,765,167
 * Integrated Electrical Services, Inc.                                 941,100          7,378,224
 * Integrated Information Systems, Inc.                                   7,220              2,527
 * Integrated Silicon Solution, Inc.                                    240,722          4,501,501
 * Integrated Telecom Express, Inc.                                       3,300                  0
 * Integrity Media, Inc.                                                 23,100            138,600
 * Intelligent Systems Corp.                                             52,375             95,322
 * Intelligroup, Inc.                                                    78,300            413,424
 * InterCept Group, Inc.                                                520,151          5,497,996
 * Interface, Inc. Class A                                            1,063,204          6,049,631
 * Interland, Inc.                                                       59,119            404,965
   Intermet Corp.                                                       642,488          3,128,917
   International Aluminum Corp.                                          55,800          1,422,900
 * International Remote Imaging
     Systems, Inc.                                                        6,200             30,938
 * International Shipholding Corp.                                       80,650          1,088,775
*# Internet Commerce Corp.                                               50,000             48,000
 * Internet Pictures Corp.                                                7,500             16,650
   Interpool, Inc.                                                      591,600          8,992,320
 * Interstate Hotels & Resorts, Inc.                                     18,140             97,593
 * Interwoven, Inc.                                                     115,875          1,735,807
 * Intest Corp.                                                           8,500             47,940
 * Intrusion, Inc.                                                       94,400    $        70,800
 * Intuitive Surgical, Inc.                                               7,148            109,150
   Investors Title Co.                                                   18,200            556,920
 * Invivo Corp.                                                          50,950          1,078,153
   Iomega Corp.                                                         951,500          5,223,735
*# Ionics, Inc.                                                         456,400         14,673,260
 * Iridex Corp.                                                          89,000            488,165
   Isco, Inc.                                                            86,900            846,406
 * ITLA Capital Corp.                                                   147,000          7,382,340
 * ITXC Corp.                                                           524,620          2,072,249
 * iVillage, Inc.                                                           100                250
 * IXYS Corp.                                                           118,419            994,720
 * J Net Enterprises, Inc.                                              108,700            125,005
 * J. Alexander's Corp.                                                  89,800            673,500
   Jacksonville Bancorp, Inc.                                            16,300            608,886
 * Jaclyn, Inc.                                                          26,900            127,775
 * Jaco Electronics, Inc.                                               105,669            744,966
 * Jacuzzi Brands, Inc.                                               1,157,300          7,464,585
 * Jakks Pacific, Inc.                                                  639,348          8,688,739
 * JDA Software Group, Inc.                                             231,345          4,215,106
   JLG Industries, Inc.                                                 224,300          3,373,472
 * JLM Industries, Inc.                                                 128,200            176,275
 * Jo-Ann Stores, Inc.                                                   19,500            390,975
 * Johnson Outdoors, Inc.                                               121,800          1,760,010
 * JPS Industries, Inc.                                                  43,200             94,176
 * Jupitermedia Corp.                                                    73,900            373,195
 * K-Tron International, Inc.                                             6,300            106,848
 * K2, Inc.                                                             541,497          8,284,904
 * Kadant, Inc.                                                         301,560          5,413,002
 * Kaiser Aluminum Corp.                                              1,269,865            101,589
   Kaman Corp. Class A                                                  591,312          7,610,185
*# Kansas City Southern Industries, Inc.                              1,604,200         21,335,860
 * Katy Industries, Inc.                                                133,000            817,950
 * KBK Capital Corp.                                                     12,075             23,546
 * KCS Energy, Inc.                                                     177,100          1,604,526
*# Keane, Inc.                                                          209,200          2,949,720
 * Keith Companies, Inc.                                                 17,890            255,111
   Kellwood Co.                                                         268,017         10,248,970
   Kelly Services, Inc.                                                  13,100            373,088
*# Kemet Corp.                                                        1,408,184         18,588,029
 * Kendle International, Inc.                                           273,519          1,873,605
 * Kennedy-Wilson, Inc.                                                  43,900            265,156
   Kewaunee Scientific Corp.                                             31,100            351,430
 * Key Technology, Inc.                                                  32,400            451,008
 * Key Tronic Corp.                                                     151,900            324,914
 * Keynote Systems, Inc.                                                288,000          3,553,920
 * Keystone Consolidated Industries, Inc.                                18,342              2,293
 * Kforce, Inc.                                                         576,378          4,870,394
   Kimball International, Inc. Class B                                  459,234          6,805,848
 * Kindred Healthcare, Inc.                                             464,407         23,958,757
 * Kit Manufacturing Co.                                                 11,100                  1
   Klamath First Bancorp, Inc.                                          135,000          3,462,750
   Knape & Vogt Manufacturing Co.                                        37,434            421,507
 * Knight Trading Group, Inc.                                           462,429          6,672,850
 * Koala Corp.                                                           44,700              5,140
 * Korn/Ferry International                                              64,600            647,938
 * Kulicke & Soffa Industries, Inc.                                      32,000            527,360
   Labranche & Co., Inc.                                                216,840          1,793,267
 * LaCrosse Footwear, Inc.                                               29,400            161,700
   Ladish Co., Inc.                                                     298,310          2,449,125
 * Lakes Entertainment, Inc.                                            116,425          1,676,404

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Lamson & Sessions Co.                                                213,900    $     1,251,315
 * Lancer Corp.                                                         108,400            595,116
   Landamerica Financial Group, Inc.                                    484,012         24,878,217
   Landry's Restaurants, Inc.                                           716,935         17,579,246
 * Lantronix, Inc.                                                      139,900            156,688
 * Larscom, Inc.                                                          8,457             42,792
 * Latitude Communications, Inc.                                         33,000            128,700
 * Lattice Semiconductor Corp.                                          465,780          4,410,937
   Lawson Products, Inc.                                                196,500          6,667,245
 * Layne Christensen Co.                                                185,700          1,931,280
 * Lazare Kaplan International, Inc.                                    126,800            855,900
 * LCC International, Inc. Class A                                      111,900            549,429
 * Lesco, Inc.                                                          217,900          2,782,583
*# Level 8 Systems, Inc.                                                  5,966              2,327
 * Lexent, Inc.                                                          39,400             57,524
 * Lexicon Genetics, Inc.                                                 3,300             17,325
 * Liberate Technologies, Inc.                                          662,100          2,433,217
   Liberty Corp.                                                        161,450          7,176,452
 # Lifetime Hoan Corp.                                                  145,000          2,030,000
 * Lightbridge, Inc.                                                     73,500            707,805
*# LightPath Technologies, Inc.                                          31,300             91,709
 * Lipid Sciences, Inc.                                                  87,400            216,752
   Liquid Audio, Inc.                                                   186,000             51,150
   Lithia Motors, Inc. Class A                                          148,975          3,697,559
 * LMI Aerospace, Inc.                                                   29,100             52,089
 # LNR Property Corp.                                                   517,800         22,912,650
 * Lodgenet Entertainment Corp.                                          26,000            469,300
 * Lodgian, Inc.                                                          2,834             17,684
 * Logic Devices, Inc.                                                   92,700            169,641
 * LogicVision, Inc.                                                    157,400            706,726
   Lone Star Steakhouse & Saloon, Inc.                                  541,641         12,495,658
   Longs Drug Stores Corp.                                              973,000         23,838,500
   Longview Fibre Co.                                                 1,285,440         14,101,277
 * LOUD Technologies, Inc.                                                1,000              2,950
*# Louisiana-Pacific Corp.                                            1,981,800         35,850,762
   LSB Corp.                                                              3,500             60,728
   LSI Industries, Inc.                                                  48,368            602,182
 * LTX Corp.                                                            144,400          2,408,592
 * Luby's, Inc.                                                         526,900          1,981,144
   Lufkin Industries, Inc.                                              104,500          2,715,955
 * Lydall, Inc.                                                         335,900          4,111,416
 * Lynch Corp.                                                            6,200             66,247
 * M & F Worldwide Corp.                                                269,400          3,731,190
 * Mac-Gray Corp.                                                       287,700          1,438,500
*# Magic Lantern Group, Inc.                                             28,600             39,754
*# Magna Entertainment Corp.                                            164,800            774,560
 * Magnetek, Inc.                                                       585,500          3,776,475
 * Magnum Hunter Resources, Inc.                                      1,268,928         11,407,663
 * MAII Holdings, Inc.                                                   62,700                  8
 * Mail-Well, Inc.                                                      599,100          2,264,598
 * Main Street & Main, Inc.                                             145,430            356,303
   Maine & Maritimes Corp.                                                  400             13,800
 * MAIR Holdings, Inc.                                                  355,072          2,702,098
 * Management Network Group, Inc.                                        75,250            242,907
 * Manchester Technologies, Inc.                                        178,200            588,060
 * Manning (Greg) Auctions, Inc.                                            500              5,625
 * Manufacturers' Services Ltd.                                          17,300            105,530
 * Manugistic Group, Inc.                                               469,261          3,125,278
 * Mapinfo Corp.                                                        134,335          1,188,865
 * Marimba, Inc.                                                         60,600            311,484
 * MarineMax, Inc.                                                       31,201            592,819
 * Marisa Christina, Inc.                                                94,000    $       150,400
   Maritrans, Inc.                                                      108,400          1,800,524
*# MarketWatch.com, Inc.                                                218,100          1,932,366
 * MarkWest Hydrocarbon, Inc.                                           171,050          1,967,075
 * Marlton Technologies, Inc.                                            96,500             52,592
   Marsh Supermarkets, Inc. Class A                                      36,900            405,531
   Marsh Supermarkets, Inc. Class B                                      59,400            653,400
   MASSBANK Corp.                                                        63,149          2,548,694
   Massey Energy Co.                                                  1,766,200         24,550,180
 * Mastec, Inc.                                                         600,900          7,979,952
 * Material Sciences Corp.                                              369,667          3,508,140
 * Matria Healthcare, Inc.                                              214,294          4,378,026
 * Matrix Bancorp, Inc.                                                   5,000             45,700
 * Mattson Technology, Inc.                                             495,587          7,607,260
 * Maxco, Inc.                                                           38,500            101,062
   Maxcor Financial Group, Inc.                                          34,700            454,570
 * Maxicare Health Plans, Inc.                                           44,800             11,200
*# Maxim Pharmaceuticals, Inc.                                          342,410          2,437,959
 * Maxwell Shoe Company, Inc.                                           113,850          2,002,621
 * Maxwell Technologies, Inc.                                            73,500            591,675
 * Maxxam, Inc.                                                         105,500          1,688,000
 * Maxygen, Inc.                                                        104,066          1,129,116
 * Mayor's Jewelers, Inc.                                               293,900            220,425
   McRae Industries, Inc. Class A                                        32,700            299,205
*# MCSI, Inc.                                                            27,200                258
 * Meade Instruments Corp.                                              372,585          1,564,857
 * Meadow Valley Corp.                                                   44,064             72,662
 * Meadowbrook Insurance Group, Inc.                                    269,200          1,076,800
 * Medarex, Inc.                                                        505,842          3,439,726
 * MedCath Corp.                                                         85,136            807,855
 * Media 100, Inc.                                                        7,800              5,850
 * Media Arts Group, Inc.                                               139,800            550,812
   Media General, Inc. Class A                                           45,600          3,050,184
 * Medialink Worldwide, Inc.                                             63,000            195,300
 * Medical Resources, Inc.                                                1,619                  0
 * Medicore, Inc.                                                        58,600            135,073
 * Medquist, Inc.                                                       403,000          6,202,170
 * Medstone International, Inc.                                          72,600            342,745
*# Mens Warehouse, Inc.                                                  10,800            331,884
   Merchants Group, Inc.                                                 23,900            581,606
 * Mercury Air Group, Inc.                                               39,650            194,285
*# Meridian Resource Corp.                                               82,600            376,656
 * Merisel, Inc.                                                          3,600             21,240
 * Merix Corp.                                                            4,000             83,520
 * Merrimac Industries, Inc.                                             35,170            209,261
   Mesa Labs, Inc.                                                       18,500            167,332
 * Mestek, Inc.                                                          13,500            253,800
 * Meta Group, Inc.                                                      10,600             59,572
 * MetaSolv, Inc.                                                       502,937          1,207,049
 # Metris Companies, Inc.                                             1,474,200          6,574,932
*# Metro One Telecommunications, Inc.                                   272,704            529,046
 * Metromedia International Group, Inc.                                 361,100             55,068
   MFB Corp.                                                             17,700            557,992
 * MFRI, Inc.                                                            59,900            159,933
   MGP Ingredients, Inc.                                                112,300          1,325,140
 * Michael Anthony Jewelers, Inc.                                        93,900            191,086
*# Micro Component Technology, Inc.                                      20,800             31,200
 * Micro Linear Corp.                                                   189,700          1,138,200
 * MicroFinancial, Inc.                                                 105,900            337,821
 * Micros to Mainframes, Inc.                                             6,200              8,432
 * Microtek Medical Holdings, Inc.                                      597,600          2,444,184

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Microtune, Inc.                                                      164,400    $       360,036
   Midland Co.                                                           49,800          1,054,764
*# Midway Games, Inc.                                                   493,600          1,668,368
 * Midwest Express Holdings, Inc.                                       288,902          1,198,943
*# Mikohn Gaming Corp.                                                  167,400            729,864
   Milacron, Inc.                                                       791,300          1,835,816
   Millennium Chemicals, Inc.                                           528,950          5,723,239
 * Miller Industries, Inc.                                              159,210            987,102
 * Millerbuilding Systems Escrow Shares                                  46,200             13,860
 * Miltope Group, Inc.                                                   53,600            322,672
   Minuteman International, Inc.                                          9,000             83,070
 * MIPS Technologies, Inc.                                              317,800          1,732,010
 * Misonix, Inc.                                                         84,300            343,185
 * Mission Resources Corp.                                              344,250            619,650
 * Mississippi Chemical Corp.                                            94,000              7,520
 * Mitcham Industries, Inc.                                             143,100            294,786
 * MKS Instruments, Inc.                                                 64,120          1,776,765
 * Mobile Mini, Inc.                                                    371,864          7,336,877
 * Modem Media, Inc.                                                      1,500              9,465
   Modine Manufacturing Co.                                             140,762          3,590,839
 * Mod-Pac Corp.                                                          9,843             77,071
 * Mod-Pac Corp. Class B                                                  3,878             30,365
 * Modtech Holdings, Inc.                                               282,414          2,341,212
 * Moldflow Corp.                                                        51,400            578,250
 * Mondavi (Robert) Corp. Class A                                       248,803          8,708,105
*# Mony Group, Inc.                                                      34,200          1,077,984
 * Moog, Inc. Class A                                                    19,200            835,200
 * Moore Handley, Inc.                                                    2,000              3,600
 * Moore Medical Corp.                                                   43,300            290,110
 * Motor Car Parts & Accessories, Inc.                                   71,200            400,856
   Movado Group, Inc.                                                   211,250          5,743,887
 * MPS Group, Inc.                                                    2,664,200         24,510,640
 * MRV Communications, Inc.                                             713,600          2,861,536
 * MSC Software Corp.                                                   786,039          7,742,484
*# MTI Technology Corp.                                                     300                735
   MTS Systems Corp.                                                    160,910          2,988,099
   Mueller (Paul) Co.                                                     2,300             91,678
 * Mueller Industries, Inc.                                             437,388         14,136,380
   Myers Industries, Inc.                                                87,394          1,095,047
 * Nabi Biopharmaceuticals                                              517,952          5,578,343
   Nacco Industries, Inc. Class A                                       116,800          9,110,400
*# Nanogen, Inc.                                                        190,300            627,990
 * Nanometrics, Inc.                                                    236,130          3,447,498
*# Napco Security Systems, Inc.                                          49,800            404,625
   Nash-Finch Co.                                                       271,607          5,462,017
 * Nashua Corp.                                                         116,000          1,018,480
 * NATCO Group, Inc. Class A                                             30,800            184,800
 * Nathans Famous, Inc.                                                 107,000            554,260
 * National Equipment Services, Inc.                                     94,800              6,636
 * National Home Health Care Corp.                                       53,533            473,232
   National Presto Industries, Inc.                                     135,950          4,839,820
 * National Research Corp.                                               75,900          1,175,615
 * National RV Holdings, Inc.                                           157,150          1,689,362
 * National Steel Corp. Class B                                          45,415                182
 * National Technical Systems, Inc.                                     128,684            738,646
 * National Western Life Insurance Co.
     Class A                                                             24,300          3,552,781
 * Natrol, Inc.                                                         122,500            355,250
 * Natural Alternatives International, Inc.                              82,100            486,853
 * Natus Medical, Inc.                                                  159,600            600,096
 * Navidec, Inc.                                                          5,188              5,577
*# Navigant International, Inc.                                         402,698    $     5,597,502
 * Navigators Group, Inc.                                                 8,200            260,842
 * NCI Building Systems, Inc.                                           451,400         10,513,106
 * NCO Group, Inc.                                                      590,226         13,634,221
 * NCO Portfolio Management, Inc.                                         2,613             19,597
   Nelson (Thomas), Inc.                                                 19,900            350,240
*# Neoforma, Inc.                                                       200,063          3,193,005
 * NeoMagic Corp.                                                       364,300          1,180,332
 * Net2Phone, Inc.                                                      485,033          3,055,708
   NetBank, Inc.                                                        302,082          3,957,274
 * Netegrity, Inc.                                                       85,850          1,051,662
 * NetIQ Corp.                                                        1,482,470         17,774,815
 * NetManage, Inc.                                                       84,416            455,846
 * NetRatings, Inc.                                                     665,106          6,730,873
 * Netscout System, Inc.                                                 40,717            355,052
 * Network Equipment Technologies, Inc.                                 401,300          4,173,520
 * Neurogen Corp.                                                        58,690            374,501
 * New Brunswick Scientific Co., Inc.                                   103,193            629,374
 * New Focus, Inc.                                                    1,288,009          6,298,364
 * New Horizons Worldwide, Inc.                                          63,775            392,216
 * Newport Corp.                                                        503,509          8,574,758
 * Niagara Corp.                                                        132,200            372,804
   Nitches, Inc.                                                          4,047             18,819
 * NMS Communications Corp.                                             466,800          2,730,780
 * NMT Medical, Inc.                                                    123,800            433,300
 * Nobel Learning Communities, Inc.                                      83,500            409,150
 * Noel Group, Inc.                                                      95,400                286
 # Noland Co.                                                             3,000            111,195
 * Norstan, Inc.                                                        247,100            766,010
 * North America Galvanizing &
     Coatings, Inc.                                                      73,400            100,558
 * North American Scientific, Inc.                                       88,435            884,350
   North Central Bancshares, Inc.                                        39,900          1,536,549
   Northeast Bancorp                                                     21,200            429,300
   Northeast Pennsylvania Financial
     Corp.                                                                3,200             62,400
 * Northland Cranberries, Inc.                                           50,400             36,288
   Northrim BanCorp, Inc.                                                     0                 14
 * Northwest Pipe Co.                                                    91,500          1,354,200
*# Novamed Eyecare, Inc.                                                 43,750            105,000
 * Novell, Inc.                                                         109,789          1,042,995
 * NS Group, Inc.                                                       300,200          2,242,494
 * Nu Horizons Electronics Corp.                                        422,829          3,391,089
 * Numerex Corp. Class A                                                 77,800            303,420
 * Nuvelo, Inc.                                                         168,029            656,993
   NWH, Inc.                                                             52,900          1,027,847
 * NYFIX, Inc.                                                          307,596          2,562,275
   Nymagic, Inc.                                                        125,800          3,375,214
 * O.I. Corp.                                                            51,800            369,593
 * OAO Technology Solutions, Inc.                                        32,600            101,712
 * Obie Media Corp.                                                      70,500            191,408
 * Ocwen Financial Corp.                                              1,189,730          8,268,624
*# Odd Job Stores, Inc.                                                 175,300            534,665
*# Officemax, Inc.                                                    2,613,000         25,685,790
 * Offshore Logistics, Inc.                                             582,600         14,710,650
*# Oglebay Norton Co.                                                    65,800            122,388
   Ohio Art Co.                                                           3,500             47,390
 * Ohio Casualty Corp.                                                1,557,604         26,494,844
 * Oil States International, Inc.                                        94,781          1,190,449
   Oil-Dri Corp. of America                                              47,700            715,023
 * Olympic Steel, Inc.                                                  210,600          1,188,837

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Omega Protein Corp.                                                  536,900    $     3,355,625
 * Omnova Solutions, Inc.                                               171,900            627,435
 * Omtool, Ltd.                                                          38,557            276,839
 * On Assignment, Inc.                                                  235,043          1,191,668
 * On Command Corp.                                                      37,500             69,563
 * One Price Clothing Stores, Inc.                                       42,786             23,960
 * Onyx Acceptance Corp.                                                107,900          1,189,058
 * Opinion Research Corp.                                                89,900            509,733
 * Oplink Communications, Inc.                                          158,500            378,815
 * Opti, Inc.                                                           168,800            239,696
 * OpticNet, Inc.                                                        28,750                 29
 * Optika, Inc.                                                          72,100            313,635
 * Orbital Sciences Corp.                                                75,700            694,169
 * Oregon Steel Mills, Inc.                                             586,061          1,740,601
 * Orthologic Corp.                                                     376,600          2,719,052
*# OSI Systems, Inc.                                                     60,164          1,117,847
   Outlook Group Corp.                                                   59,300            296,500
   Overseas Shipholding Group, Inc.                                     926,975         26,094,346
 * Owosso Corp.                                                          89,000              7,120
 * OYO Geospace Corp.                                                    19,000            252,510
 * Pacific Mercantile Bancorp                                               200              1,840
 * Pacific Premier Bancorp, Inc.                                         26,840            259,006
 * Pain Therapeutics, Inc.                                              141,500            863,150
 * Palmone Inc.                                                          72,510          1,085,475
 * Palmsource Inc.                                                       22,463            574,828
 * Par Technology Corp.                                                 158,900          1,260,077
 * Paradyne Networks Corp.                                               11,500             52,785
   Park Electrochemical Corp.                                           224,350          5,732,143
 * Parker Drilling Co.                                                2,042,600          4,881,814
 * Park-Ohio Holdings Corp.                                             187,935          1,377,564
   Parkvale Financial Corp.                                              40,725          1,086,136
 * Parlex Corp.                                                          86,500            704,975
 * Parlux Fragrances, Inc.                                              230,900            750,194
 * Pathmark Stores, Inc.                                                667,738          4,847,778
   Patrick Industries, Inc.                                              96,250            825,825
 * Paula Financial, Inc.                                                 90,600            140,430
 * Paul-Son Gaming Corp.                                                 35,400            211,692
 * Paxson Communications Corp.                                          462,700          2,220,960
 * Payless Cashways, Inc.                                                 4,184                  6
 * PC Connection, Inc.                                                  373,051          3,264,196
 * PC Mall, Inc.                                                        136,500          1,823,640
 * PC-Tel, Inc.                                                         278,000          2,488,100
 * Pediatric Services of America, Inc.                                   88,400            769,080
 * Peerless Manufacturing Co.                                            20,100            238,286
 * Peerless Systems Corp.                                               120,900            411,060
 * Pegasus Solutions, Inc.                                              113,541          1,348,867
 * Pemstar, Inc.                                                        394,690          1,484,034
   Penford Corp.                                                         79,800          1,151,514
*# Penn Treaty American Corp.                                           235,200            378,672
   Penn Virginia Corp.                                                   85,800          4,024,878
   Penn-America Group, Inc.                                             210,975          3,082,345
   Pep Boys - Manny, Moe & Jack                                       1,365,600         27,994,800
 * Perceptron, Inc.                                                     222,100          1,643,540
 * Pericom Semiconductor Corp.                                           75,217            881,543
 * Perini Corp.                                                          71,100            640,611
 * Per-Se Technologies, Inc.                                            364,566          5,122,152
 * Petrocorp, Inc.                                                      102,600          1,389,204
 * Petroleum Development Corp.                                          275,464          3,911,589
 * Pharmacopeia, Inc.                                                   382,790          4,784,875
 * Pharmacyclics, Inc.                                                  408,753          2,616,019
 * PharmChem, Inc.                                                       54,000             15,120
   Phillips-Van Heusen Corp.                                            537,900    $     9,467,040
 * Phoenix Technologies, Ltd.                                            72,798            634,071
 * Photo Control Corp.                                                    4,200              9,618
 * Photronics, Inc.                                                     140,754          2,599,726
 * Piccadilly Cafeterias, Inc.                                          184,200             33,156
 * Pico Holdings, Inc.                                                  184,820          2,775,996
   Pilgrims Pride Corp. Class B                                         882,900         13,199,355
   Pinnacle Bancshares, Inc.                                             10,400            169,000
 * Pinnacle Entertainment, Inc.                                         401,400          3,664,782
 * Pixelworks, Inc.                                                       3,100             40,920
 * Plains Exploration & Production Co.                                  115,835          1,622,848
 * PlanVista Corp.                                                      302,298            574,366
 * Plato Learning, Inc.                                                 368,983          3,664,001
 * Play By Play Toys and Novelties, Inc.                                 52,900                135
 * Plexus Corp.                                                         189,512          3,363,838
 * PLX Technology, Inc.                                                  81,828            769,183
 # PMA Capital Corp. Class A                                            186,164            739,071
   Pocahontas Bancorp, Inc.                                              69,800            984,180
 * Point West Capital Corp.                                              14,300                  1
 * Polyone Corp.                                                        473,800          2,819,110
   Pomeroy IT Solutions, Inc.                                           321,022          4,690,131
   Pope & Talbot, Inc.                                                  373,300          5,058,215
   Potlatch Corp.                                                       402,300         12,974,175
 * PowerCerv Corp.                                                       20,666              1,653
 * Power-One, Inc.                                                      508,800          4,289,184
 * Powerwave Technologies, Inc.                                         489,690          3,648,191
 * PPT Vision, Inc.                                                      89,000             96,120
 * PRAECIS Pharmaceuticals, Inc.                                        784,501          5,962,208
 * Premier Financial Bancorp                                              1,100              8,855
   Presidential Life Corp.                                              762,667         11,058,672
*# PRG-Schultz International, Inc.                                      304,349          1,506,528
 * Pricesmart, Inc.                                                      33,250            226,067
 * Prime Hospitality Corp.                                            1,163,052         12,816,833
 * Prime Medical Services, Inc.                                         412,886          2,093,332
 * Primus Knowledge Solutions, Inc.                                     117,500            522,875
 * Printronix, Inc.                                                      89,800          1,480,802
 * Procom Technology, Inc.                                                5,400              2,403
 * Procurenet, Inc.                                                      22,400                 22
   Programmers Paradise, Inc.                                            86,900            618,728
 * Progressive Software Holding, Inc.                                     5,680                  6
 * Protection One, Inc.                                               1,316,200            592,290
   Proton Energy Systems, Inc.                                          581,195          1,522,731
 * Provant, Inc.                                                        121,400                121
   Providence & Worcester Railroad Co.                                   47,100            427,668
   Provident Financial Holdings, Inc.                                    36,800          1,233,168
 * Province Healthcare Co.                                              534,813          8,198,683
 * PSS World Medical, Inc.                                              847,300          8,684,825
 * Psychiatric Solutions, Inc.                                           35,000            532,700
 * PTEK Holdings, Inc.                                                  584,400          5,095,968
   Pulitzer, Inc.                                                        37,100          1,966,300
 * Pure World, Inc.                                                     100,500            228,135
   Pyramid Breweries, Inc.                                              110,100            350,118
 * QEP Co., Inc.                                                         29,000            342,200
   Quaker Fabric Corp.                                                  398,983          3,483,122
 * Quality Dining, Inc.                                                 217,600            628,864
   Quanex Corp.                                                         337,002         13,321,689
 * Quanta Services, Inc.                                                998,550          7,638,908
 * Quicklogic Corp.                                                     109,100            680,784
 * Quigley Corp.                                                         22,100            187,629
 * Quovadx, Inc.                                                        405,100          1,972,837
 * R & B, Inc.                                                          122,500          1,715,000

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Radiologix, Inc.                                                     115,100    $       351,055
 * Rag Shops, Inc.                                                       55,755            189,009
 * Railamerica, Inc.                                                    789,865          8,964,968
 * Range Resources Corp.                                                731,991          5,782,729
 * RCM Technologies, Inc.                                               234,100          1,704,248
 * Reading International, Inc. Class A                                  213,799          1,334,106
 * Reading International, Inc. Class B                                   14,660             86,494
 * RealNetworks , Inc.                                                      300              1,791
*# Redhook Ale Brewery, Inc.                                            126,500            376,844
 * Refac                                                                 11,357             56,842
   Regal-Beloit Corp.                                                   345,283          7,130,094
 * Regent Communications, Inc.                                          670,797          4,366,888
 * Register.Com, Inc.                                                    78,955            382,932
 * Reliability, Inc.                                                    100,400            109,436
   Reliance Steel & Aluminum Co.                                        332,283          9,795,703
*# Reliant Resources, Inc.                                               52,300            343,088
 * Relm Wireless Corp.                                                   59,254             89,474
 * Remec, Inc.                                                          602,650          6,761,733
 * RemedyTemp, Inc.                                                       7,500             82,275
 * Rentrak Corp.                                                         63,000            503,370
 * Rent-Way, Inc.                                                       676,600          5,013,606
*# Reptron Electronics, Inc.                                             73,300             12,461
 * Republic First Bancorp, Inc.                                          66,730            868,157
 * Res-Care, Inc.                                                       480,798          3,533,865
   Resource America, Inc.                                               444,343          5,789,789
 * Restoration Hardware, Inc.                                            48,080            294,730
 * Retail Ventures Inc.                                                 648,323          3,500,944
 * Rex Stores Corp.                                                     274,050          4,310,807
 * Rexhall Industries, Inc.                                              38,798            113,096
 * RF Monolithics, Inc.                                                 121,000          1,061,170
   Richardson Electronics, Ltd.                                         177,200          1,807,440
   Riggs National Corp.                                                 722,119         12,391,562
 * Riverside Group, Inc.                                                  3,200                 59
 * Riverstone Networks, Inc.                                              9,900             10,890
   Riverview Bancorp, Inc.                                               58,300          1,246,454
 * Riviera Holdings Corp.                                                 5,500             29,948
 * Riviera Tool Co.                                                      16,500             74,415
 * RMH Teleservices, Inc.                                                79,400            409,704
 * Roadhouse Grill, Inc.                                                174,800             43,700
   Roanoke Electric Steel Corp.                                         140,900          1,359,685
   Robbins & Myers, Inc.                                                242,300          5,345,138
 * Robotic Vision Systems, Inc.                                          70,000             46,550
 * Rochester Medical Corp.                                               27,100            242,545
   Rock of Ages Co.                                                      87,600            507,204
   Rock-Tenn Co. Class A                                                835,550         13,285,245
 * Rocky Shoes & Boots, Inc.                                             72,000          1,245,600
 * Rogue Wave Software, Inc.                                            147,100            966,447
   Roto-Rooter, Inc.                                                     43,600          1,604,916
 * Rouge Industries, Inc. Class A                                       271,100             21,688
 * RTI International Metals, Inc.                                       528,750          7,164,563
 * RTW, Inc.                                                             93,850            606,177
 * Rubio's Restaurants, Inc.                                             74,243            449,170
   Ruddick Corp.                                                         30,891            522,058
 * Rural/Metro Corp.                                                    134,500            263,620
 * Rush Enterprises, Inc. Class A                                       105,400            814,742
 * Rush Enterprises, Inc. Class B                                       105,400            862,172
   Russell Corp.                                                        630,600         11,596,734
 * Ryan's Family Steak Houses, Inc.                                     351,500          5,216,260
   Ryerson Tull, Inc.                                                   584,739          5,268,498
 * S&K Famous Brands, Inc.                                               78,600          1,405,368
 * Safeguard Scientifics, Inc.                                          762,500          2,607,750
 * SafeNet, Inc.                                                            735    $        24,431
 * Safety Components International, Inc.                                  1,155             13,629
*# Salton, Inc.                                                         287,400          3,868,404
   Sanders Morris Harris Group, Inc.                                     26,700            265,665
 * Sands Regent Casino Hotel                                             15,492             64,137
 * Sangamo BioSciences, Inc.                                             19,700             89,832
 * Sapient Corp.                                                            600              3,372
*# Satcon Technology Corp.                                              101,000            262,600
   Saucony, Inc. Class A                                                 35,800            607,884
   Saucony, Inc. Class B                                                 48,400            803,440
   Sauer-Danfoss, Inc.                                                   92,400          1,478,400
 * SBS Technologies, Inc.                                               219,074          3,209,434
 * ScanSoft, Inc.                                                        73,525            441,150
 * Scheid Vineyards, Inc.                                                34,100            143,391
 * Schieb (Earl), Inc.                                                   75,600            199,962
 * Schlotzskys, Inc.                                                    164,000            413,280
   Schnitzer Steel Industries, Inc. Class A                             156,900          8,489,859
 * Schuff International, Inc.                                           106,600            152,438
 # Schulman (A.), Inc.                                                  252,583          4,937,998
   Schweitzer-Maudoit International, Inc.                                30,500            845,460
 * SCM Microsystems, Inc.                                               300,372          2,493,088
   Scope Industries, Inc.                                                 8,100            614,790
   SCPIE Holdings, Inc.                                                 150,700          1,499,465
 * SCS Transportation, Inc.                                             230,050          3,825,732
   Seaboard Corp.                                                        26,240          6,048,320
 * Seabulk International, Inc.                                           30,300            265,125
 * Seachange International, Inc.                                          4,200             63,210
   Seacoast Financial Services Corp.                                     91,846          2,521,173
*# Seacor Smit, Inc.                                                    487,966         18,611,023
 * Secom General Corp.                                                   11,500             14,835
 * SED International Holdings, Inc.                                      11,350             30,078
 * SEEC, Inc.                                                            87,900             43,071
 * Segue Software, Inc.                                                  68,200            175,274
 * Selas Corp. of America                                                76,500            211,140
 * Selectica, Inc.                                                      810,111          3,758,915
   Selective Insurance Group, Inc.                                      705,932         22,879,256
 * Semitool, Inc.                                                       421,900          4,801,222
*# SEMX Corp.                                                            89,400              8,940
 * Seneca Foods Corp. Class B                                            10,500            210,893
 * Sequa Corp. Class A                                                   94,900          4,531,475
 * Sequa Corp. Class B                                                   28,900          1,414,655
 * Sequenom, Inc.                                                       540,150          1,945,080
 * SeraCare Life Sciences, Inc.                                           2,680             29,480
 * Service Corp. International                                        4,638,700         22,961,565
 * Servotronics, Inc.                                                       400              1,240
 * Shaw Group, Inc.                                                   1,116,500         14,536,830
 * Shells Seafood Restaurants, Inc.                                      42,100             27,997
 * Shiloh Industries, Inc.                                              164,700            743,621
 * Shoe Carnival, Inc.                                                  241,800          4,371,744
 * Shoe Pavilion, Inc.                                                    9,500             12,113
 * Sholodge, Inc.                                                        71,600            313,250
 * Shopko Stores, Inc.                                                  757,800         12,617,370
 * Sifco Industries, Inc.                                                74,715            261,503
 * Sight Resource Corp.                                                  75,200              4,700
 * Sigmatron International, Inc.                                         16,800            425,208
 * Silicon Graphics, Inc.                                             1,681,500          1,900,095
 * Silicon Storage Technology, Inc.                                     311,664          4,229,280
   Simmons First National Corp. Class A                                  68,600          1,819,958
 * Simon Worldwide, Inc.                                                181,600             14,074
 * Simula, Inc.                                                          78,650            247,748
 * Sinclair Broadcast Group, Inc. Class A                               162,600          1,865,022

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Sipex Corp.                                                          490,900    $     4,614,460
 * Sitel Corp.                                                          469,800          1,104,030
 * Six Flags, Inc.                                                    1,879,700         12,687,975
 * Skechers U.S.A., Inc. Class A                                        379,732          2,821,409
   Skyline Corp.                                                        118,700          3,810,270
*# Skyworks Solutions, Inc.                                             739,833          6,503,132
 * Smart & Final Food, Inc.                                             307,100          2,803,823
 * SmartDisk Corp.                                                       73,400             23,855
 * Smith & Wollensky Restaurant Group,
     Inc.                                                               160,400            936,736
   Smith (A.O.) Corp.                                                    62,400          2,192,736
   Smith (A.O.) Corp. Convertible Class A                                70,050          2,461,557
 * Smithway Motor Xpress Corp. Class A                                   73,800             87,822
 * Sola International, Inc.                                             468,800          9,188,480
 * Somera Communications, Inc.                                           17,400             24,708
   Sonic Automotive, Inc.                                               337,493          7,576,718
 * Sonic Foundry, Inc.                                                   22,800             50,160
 * Sonic Innovations, Inc.                                                1,600              9,760
 * SonicWALL, Inc.                                                      930,469          7,434,447
 * Source Information Management, Inc.                                  175,700          1,702,533
 * Sourcecorp, Inc.                                                     309,030          7,558,874
   South Jersey Industries, Inc.                                        221,591          8,730,685
 * Southern Energy Homes, Inc.                                          180,800            479,120
 * Southwall Technologies, Inc.                                         131,500            114,405
   Southwest Gas Corp.                                                    1,700             38,335
 * Southwestern Energy Co.                                              469,900          9,590,659
 * Spacehab, Inc.                                                       122,200            124,644
   Span-American Medical System, Inc.                                    24,000            290,400
 * Spanish Broadcasting System, Inc.                                    473,000          4,753,650
 * SPAR Group, Inc.                                                       6,000             21,900
   Spartan Motors, Inc.                                                  25,395            241,253
 * Spartan Stores, Inc.                                                 183,196            897,660
 * Sparton Corp.                                                        120,503          1,317,101
 * Spectrum Control, Inc.                                               173,800          1,237,630
 * Speizman Industries, Inc.                                             40,400             15,352
 * Spherion Corp.                                                     1,263,789         11,298,274
 * Spiegel, Inc. Class A Non-Voting                                      44,900              3,929
 * Spinnaker Exploration Co.                                            812,166         21,392,452
 * Sport Chalet, Inc.                                                    45,900            428,706
 * Sport Supply Group, Inc.                                             105,400            194,990
 * Sport-Haley, Inc.                                                     60,800            250,496
 * Sports Club Co., Inc.                                                116,000            232,000
 * SportsLine.Com, Inc.                                                 227,300            247,757
*# SPS Technologies, Inc.                                               161,550          7,909,488
*# SR Telecom, Inc.                                                      49,144            280,121
 * SRI/Surgical Express, Inc.                                            52,500            347,813
   St. Francis Capital Corp.                                            122,000          4,246,820
 * Stamps.com, Inc.                                                     573,853          3,586,581
   Standard Commercial Corp.                                            296,980          6,192,033
 * Standard Management Corp.                                            134,600            440,142
 * Standard Microsystems Corp.                                          184,942          4,956,446
   Standard Motor Products, Inc. Class A                                193,350          1,943,168
   Standard Pacific Corp.                                               401,800         20,061,874
   Standard Register Co.                                                271,400          4,309,832
 * Star Buffet, Inc.                                                      7,200             29,340
 * Star Multi Care Service, Inc.                                          6,344                888
   Starrett (L.S.) Co. Class A                                           64,600            921,842
   State Financial Services Corp. Class A                                67,000          1,778,850
 * Steel Dynamics, Inc.                                                 926,786         18,554,256
   Steel Technologies, Inc.                                             253,485          3,903,669
*# SteelCloud Co.                                                         5,900             30,149
 * Stein Mart, Inc.                                                     140,010    $     1,247,489
 * Steinway Musical Instruments, Inc.                                    83,300          1,990,870
 * Stellent, Inc.                                                       437,500          4,318,125
   Stepan Co.                                                           128,900          3,230,234
   Stephan Co.                                                           51,500            220,420
   Stewart & Stevenson Services, Inc.                                   699,500          9,820,980
 * Stewart Enterprises, Inc.                                          2,694,197         12,581,900
 * Stewart Information Services Corp.                                   434,400         16,780,872
 * Stifel Financial Corp.                                                92,072          1,578,114
 * Stillwater Mining Co.                                                583,800          4,915,596
 * Stoneridge, Inc.                                                     434,300          5,797,905
 * StorageNetworks, Inc.                                                362,800                  0
 * StorageNetworks, Inc. Escrow Shares                                  362,800              9,832
   Strategic Distribution, Inc.                                          65,178            978,322
 * Stratos International, Inc.                                          101,733            761,980
 * Stratus Properties, Inc.                                              94,450            999,281
   Stride Rite Corp.                                                    596,400          6,900,348
 * Suburban Lodges of America, Inc.
   Escrow Shares                                                        241,100                  0
 * Summa Industries, Inc.                                                41,700            366,960
 * Sundance Homes, Inc.                                                  40,500                263
 * SunLink Health Systems, Inc.                                          65,400            184,428
*# Sunrise Senior Living, Inc.                                          551,200         19,027,424
   Sunrise Telecom, Inc.                                                  3,100             12,090
 * Suntron Corp.                                                         92,475            380,997
 * Superior Consultant Holdings Corp.                                     3,900             18,564
*# Superior Telecom, Inc.                                               126,600              1,266
   Superior Uniform Group, Inc.                                         136,400          2,228,776
   Supreme Industries, Inc.                                              35,310            205,681
 * Swift Energy Corp.                                                   712,908         10,116,165
*# Switchboard, Inc.                                                     12,300             82,410
   SWS Group, Inc.                                                      267,400          5,029,794
 * Sycamore Networks, Inc.                                            1,027,312          5,465,300
 * Sykes Enterprises, Inc.                                              279,242          2,552,272
 * Sylvan, Inc.                                                          99,900          1,207,292
 * Symmetricom, Inc.                                                    651,019          4,579,268
 * Syms Corp.                                                           343,900          2,386,666
 * Synalloy Corp.                                                        88,350            605,198
   Sypris Solutions, Inc.                                                47,108            643,024
 * Systemax, Inc.                                                       408,500          2,961,625
 * T-3 Energy Services, Inc.                                                880              5,086
 * Taitron Components, Inc.                                               6,500             15,275
   Tandy Brand Accessories, Inc.                                         63,700            955,500
*# Tarrant Apparel Group                                                 29,800            119,200
   Tasty Baking Co.                                                      26,500            223,925
   TB Woods Corp.                                                        92,900            733,910
 * TBA Entertainment Corp.                                              132,500             84,138
 * TEAM America, Inc.                                                     2,500                 25
 * TeamStaff, Inc.                                                       86,000            190,060
 * Technical Communications Corp.                                         6,300             28,350
   Technology Research Corp.                                             65,400          1,008,468
 * Technology Solutions Corp.                                            64,000             74,880
 * TechTeam Global, Inc.                                                253,200          1,709,100
   Tecumseh Products Co. Class A                                        361,572         14,882,304
   Tecumseh Products Co. Class B                                         15,600            624,000
*# Tegal Corp.                                                           66,300            157,794
 * Teletech Holdings, Inc.                                               91,306            917,625
 * Telular Corp.                                                         43,662            320,479
 * Temtex Industries, Inc.                                               35,700                286
 * Tenneco Automotive, Inc.                                             854,920          4,744,806
 * Terayon Communication Systems, Inc.                                  121,300            725,374

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Terex Corp.                                                        1,124,413    $    28,998,611
 * Terra Industries, Inc.                                             1,617,500          5,224,525
 * Tesoro Petroleum Corp.                                             1,680,000         21,302,400
   Texas Industries, Inc.                                               548,162         16,011,812
   TF Financial Corp.                                                    36,000          1,237,320
 * The Banc Corp.                                                        45,900            400,248
 * The Beard Co.                                                         22,500             10,688
 * The Dress Barn, Inc.                                                 349,785          5,120,852
 * The Hallwood Group, Inc.                                                 100              2,072
   The Marcus Corp.                                                     493,800          7,382,310
 * The Rowe Companies                                                     9,400             27,777
 * Theragenics Corp.                                                    506,500          2,486,915
 * TheStreet.com, Inc.                                                  264,000          1,206,480
 * Third Wave Technologies                                              166,200            714,660
 # Thomas & Betts Corp.                                                  81,500          1,695,200
 * Three-Five Systems, Inc.                                             553,500          2,950,155
 * TIBCO Software, Inc.                                                   3,900             22,815
 * Tickets.com, Inc.                                                     14,500              6,888
 * TII Network Technologies, Inc.                                        98,200            250,410
   Timberland Bancorp, Inc.                                              56,400          1,371,084
 * Timco Aviation Services, Inc.                                         11,922              5,365
 * Time Warner Telecom, Inc.                                            151,575          1,599,116
   Timken Co.                                                           268,300          4,595,979
 * Tipperary Corp.                                                      126,900            347,706
   Titan International, Inc.                                            260,900            500,928
*# Titan Pharmaceuticals, Inc.                                          188,798            522,970
 * Titanium Metals Corp.                                                 57,930          2,751,675
 * TLC Vision Corp.                                                      88,670            540,000
   Todd Shipyards Corp.                                                  81,450          1,470,173
 * Todhunter International, Inc.                                         73,100            759,144
 * Torch Offshore, Inc.                                                 276,800          1,444,896
 * Tower Automotive, Inc.                                             1,463,950          6,660,973
   Traffix, Inc.                                                        266,400          1,332,000
 * Trailer Bridge, Inc.                                                 111,200            668,312
 * Trammell Crow Co.                                                    116,400          1,565,580
 * Trans World Entertainment Corp.                                      930,286          6,577,122
 * Transcat, Inc.                                                        60,000            200,400
 * Transgenomic, Inc.                                                    10,100             18,483
 * Transkaryotic Therapies, Inc.                                        241,906          3,142,359
   Trans-Lux Corp.                                                        2,746             17,163
 * Transmeta Corp.                                                       59,900            197,670
 * Transmontaigne Oil Co.                                               457,324          2,748,517
 * Transport Corp. of America                                            20,000            141,000
 * Transpro, Inc.                                                       126,400            427,232
 * Transtechnology Corp.                                                 97,300            680,127
   Tredegar Industries, Inc.                                            488,700          7,525,980
*# Trenwick Group, Ltd.                                                 199,776              4,994
 * Trestle Holdings Inc.                                                  5,240             28,820
 * Trico Marine Services, Inc.                                          618,200            791,296
 # Trinity Industries, Inc.                                           1,046,100         27,146,295
 * TriPath Imaging, Inc.                                                 76,587            698,473
 * Tripos, Inc.                                                           7,200             49,752
 * Triquint Semiconductor, Inc.                                         633,070          5,115,206
 * Triumph Group                                                        319,117         10,400,023
 * TriZetto Group, Inc.                                                 825,529          5,324,662
 * TRM Corp.                                                             98,200            680,526
 * Trover Solutions, Inc.                                               123,200            853,160
 * Trump Hotels & Casino Resorts, Inc.                                  358,700            566,746
 * Tumbleweed Communications Corp.                                       37,100            308,301
 * Turnstone Systems, Inc.                                              871,543          2,518,759
 * Tut Systems, Inc.                                                     13,500             67,635
 * Tweeter Home Entertainment Group,
     Inc.                                                               621,789    $     5,198,156
   Twin Disc, Inc.                                                       37,200            667,926
 * Twinlab Corp.                                                        244,900              4,898
 * Tyler Technologies, Inc.                                             131,300          1,102,920
 * U.S. Concrete, Inc.                                                  332,523          1,961,553
*# U.S. Diagnostic, Inc.                                                 20,800                  2
 * U.S. Xpress Enterprises, Inc. Class A                                163,490          2,182,592
 * Ubics, Inc.                                                           18,600              2,883
 * UICI                                                               1,206,600         16,663,146
 * Ulticom, Inc.                                                        210,100          2,273,282
   UMB Financial Corp.                                                  327,304         15,969,162
*# Unapix Entertainment, Inc.                                             9,300                 38
 * Unico American Corp.                                                  72,700            384,220
 * Unifi, Inc.                                                        1,365,866          7,006,893
   Unifirst Corp.                                                       173,600          4,032,728
 * Uni-Marts, Inc.                                                      103,200            164,604
 * Uniroyal Technology Corp.                                              3,700                  0
 * United American Healthcare Corp.,                                     17,950             52,773
   United Auto Group, Inc.                                              771,600         19,058,520
   United Community Financial Corp.                                     593,021          6,653,696
   United Fire & Casualty Co.                                            44,450          1,778,000
 * United Rentals, Inc.                                               1,083,100         20,059,012
 * United Retail Group, Inc.                                            248,417            794,934
 * United Road Services, Inc.                                             5,380                915
 * Universal Access Global Holdings, Inc.                                   250              1,000
 * Universal American Financial Corp.                                   122,111          1,271,176
 * Universal Compression Holdings, Inc.                                 451,284         10,582,610
   Universal Forest Products, Inc.                                       79,857          2,430,847
 * Universal Stainless & Alloy Products,
     Inc.                                                               118,900          1,002,327
   Unizan Financial Corp.                                                17,031            366,167
 * Unova, Inc.                                                          603,100         14,426,152
 * Urologix, Inc.                                                       108,400            613,544
 * URS Corp.                                                            589,199         13,433,737
 * US Energy Corp.                                                       25,700             70,161
 * US Liquids, Inc.                                                      68,850             16,524
 * US Oncology, Inc.                                                  2,165,250         22,042,245
 * USA Truck, Inc.                                                       71,600            771,848
   Usec, Inc.                                                         1,911,302         14,392,104
   USF Corp.                                                            619,332         20,456,536
 * V.I. Technologies, Inc.                                                  100                 68
 * Vail Resorts, Inc.                                                   540,973          8,239,019
 # Valeant Pharmaceuticals International                                497,500         11,895,225
*# Valence Technology, Inc.                                               4,800             17,280
   Valhi, Inc.                                                          221,452          3,060,467
 * Valley National Gases, Inc.                                           13,800             87,561
 * Valpey Fisher Corp.                                                   10,350             32,706
 * ValueClick, Inc.                                                     230,500          1,924,675
 * Valuevision Media, Inc. Class A                                       20,600            319,300
 * Vans, Inc.                                                           465,470          5,958,016
 * Variflex, Inc.                                                        68,100            422,901
*# Vascular Solutions, Inc.                                              21,400            133,964
 * Vastera, Inc.                                                        616,518          2,404,420
 * Veeco Instruments, Inc.                                              377,439         11,134,451
 * Verilink Corp.                                                       110,800            870,888
 * Veritas DGC, Inc.                                                    871,100          7,848,611
 * Verso Technologies, Inc.                                             322,228          1,240,578
 * Verticalbuyer Inc.                                                     7,773                 89
   Vesta Insurance Group, Inc.                                          674,700          2,374,944
 * Vical, Inc.                                                          317,533          1,594,016

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Vicon Industries, Inc.                                                71,500    $       296,010
 * Vicor Corp.                                                          173,711          1,997,677
*# Video Display Corp.                                                   60,140            733,708
*# Viewpoint Corp.                                                        1,400              1,106
 * Vignette Corp.                                                       927,600          2,142,756
 * Viisage Technology, Inc.                                              14,600             56,210
   Vintage Petroleum, Inc.                                            1,670,735         17,392,351
   Virco Manufacturing Corp.                                             60,786            347,088
   Visteon Corp.                                                      1,908,165         14,979,095
 * Visual Networks, Inc.                                                 26,900             44,654
*# Vitech America, Inc.                                                     700                  2
 * Vitesse Semiconductor, Inc.                                          132,600            967,980
 * Volt Information Sciences, Inc.                                      406,700          8,296,680
   Vulcan International Corp.                                            11,200            464,240
 * Vyyo, Inc.                                                            92,721            650,901
   Walter Industries, Inc.                                               66,577            814,902
*# Warnaco Group, Inc.                                                  119,700                120
   Washington Savings Bank FSB                                           37,650            363,323
   Waste Industries USA, Inc.                                           238,100          2,177,425
 * WatchGuard Technologoes, Inc.                                        802,220          4,981,786
 * Water Pik Technologies, Inc.                                          76,400            970,280
 * Waterlink, Inc.                                                      248,300             13,657
   Watsco, Inc. Class A                                                 367,500          8,540,700
   Watts Water Technologies, Inc.                                       233,800          4,792,900
   Wausau-Mosinee Paper Corp.                                           883,800         10,870,740
   Waypoint Financial Corp.                                              25,994            558,091
 * Webb Interactive Services, Inc.                                        4,200              4,200
 * Webco Industries, Inc.                                                93,900            319,260
 * Weider Nutrition International, Inc.                                 166,500            792,540
 # Wellco Enterprises, Inc.                                               4,600             48,990
   Wellman, Inc.                                                        833,400          7,250,580
 * Wells-Gardner Electronics Corp.                                       58,325            211,137
 * WESCO International, Inc.                                             12,726            113,898
   West Pharmaceutical Services, Inc.                                   151,700          5,157,800
 * Westaff, Inc.                                                         23,700             48,585
   Westbank Corp.                                                         1,470             27,048
 * Westcoast Hospitality Corp.                                          290,000          1,421,000
   Western Ohio Financial Corp.                                          23,400            752,778
 * Western Power & Equipment Corp.                                        4,091              1,595
 * Whitehall Jewelers, Inc.                                              95,600          1,014,316
*# WHX Corp.                                                            114,633            259,071
 * Wickes, Inc.                                                          49,400             26,182
 * Williams Industries, Inc.                                              3,400             11,968
 * Willis Lease Finance Corp.                                           132,900            897,075
 * Wilshire Financial Services Group, Inc.                                2,092             11,590
 * Wilshire Oil Co. of Texas                                            113,590            733,791
 * Wilsons The Leather Experts, Inc.                                    377,175          2,342,257
 * Wind River Systems, Inc.                                             240,920          1,568,389
 * Wireless WebConnect!, Inc.                                             4,500                 12
 * Wiser Oil Co.                                                        193,275          1,362,589
 * Wolverine Tube, Inc.                                                 302,100          1,589,046
   Woodhead Industries, Inc.                                             15,900            269,982
   Woodward Governor Co.                                                 32,066          1,599,452
 * Workflow Management, Inc.                                            278,523          1,381,474
 * Worldwide Restaurant Concepts, Inc.                                  291,500            851,180
 * Xanser Corp.                                                         259,400            606,996
 * Xeta Corp.                                                             8,500             51,850
 * Zapata Corp.                                                          31,610          1,667,428
   Ziegler Co., Inc.                                                      8,200            113,980
*# Zoltek Companies, Inc.                                               281,032          1,222,489
 * Zomax, Inc.                                                          252,509          1,358,498
 * Zonagen, Inc.                                                          5,900    $        11,151
 * Zones, Inc.                                                          173,400            216,750
 * Zoran Corp.                                                           53,196            976,679
 * Zygo Corp.                                                           344,986          5,609,472
 * Zymetx, Inc.                                                          16,400              1,599
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $3,629,226,237)                                                             4,456,124,265
                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp.
     Warrants Series 1 10/01/07                                             257                  0
 * American Banknote Corp.
     Warrants Series 2 10/10/07                                             257                  0
*# Angeion Corp. Warrants 10/31/07                                          315                  0
 * Chart Industries, Inc. Warrants
     09/15/10                                                                 3                 12
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                  142,110            895,293
 * CSF Holding, Inc. Litigation Rights                                   40,500                  0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                   19,927              8,967
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                    4,082                  0
 * Imperial Sugar Co. Warrants 08/29/08                                   9,694             12,796
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                             3,433              1,047
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                            10,609              3,342
 * Magnum Hunter Resources Warrants
     03/21/05                                                             9,740              3,799
 * PMR Corp. Contingent Value Rights
     08/05/04                                                           105,000                105
 * Timco Aviation Services Warrants
     02/27/07                                                            25,879                  3
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $6,107,175)                                                                       925,364
                                                                                   ---------------

                                                                          FACE
                                                                         AMOUNT
                                                                         ------
                                                                          (000)
BONDS -- (0.0%)
Del Global Technologies Corp.
   Subordinated Promissory Note
   * 6.000%, 03/28/07                                           $            40                  0
Timco Aviation Services, Inc.
   Jr Subordinated Note
   * 8.000%, 01/02/07                                                         5                  0
                                                                                   ---------------
TOTAL BONDS
   (Cost $0)                                                                                     0
                                                                                   ---------------

TEMPORARY CASH
   INVESTMENTS -- (7.3%)
  Repurchase Agreement, PNC Capital
   Markets, Inc. 0.82%, 12/01/03
   (Collateralized by $63,771,000 FMC
   Discount Notes 1.11%, 03/25/04,
   valued at $65,531,859) to be
   repurchased at $62,596,277
   (Cost $62,592,000)                                                    62,592         62,592,000

                                                                          FACE
                                                                         AMOUNT             VALUE+
                                                                         ------             ------
                                                                          (000)
Repurchase agreements in a Pooled Cash Account, UBS
  Warburg and Deutsche Bank Securities Inc., 1.01% and 1.02%
  respectively, 12/01/03 (Collateralized by $232,907,000
  U.S. Treasury Obligations, rates ranging from 5.50% to
  8.875%, maturities ranging from 08/15/04 to 05/15/30,
  valued at $288,146,571) to be repurchased at $280,787,958
  (Cost $280,764,200)^                                          $       280,764    $   280,764,200
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $343,356,200)                                                                 343,356,200
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,978,689,612)++                                                         $ 4,800,405,829
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
  ^ Security purchased with cash proceeds from securities on loan ++ The cost for federal income tax purposes is $3,981,240,475.

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (91.0%)
 * 1-800 CONTACTS, Inc.                                                  19,654    $       415,682
 * 1-800-FLOWERS.COM, Inc.                                               41,597            487,101
   1st Source Corp.                                                      28,641            642,990
 # 21st Century Holding Co.                                               1,100             16,929
 * 24/7 Real Media, Inc.                                                 15,900             24,009
 * 3-D Systems Corp.                                                     11,500            104,650
 * 4Kids Entertainment, Inc.                                             19,800            531,630
 * 7-Eleven, Inc.                                                       134,600          2,207,440
*# 8X8, Inc.                                                             19,200            144,192
 * @Road, Inc.                                                           79,200            997,128
 * A. B. Watley Group, Inc.                                               9,400              2,162
 * A.C. Moore Arts & Crafts, Inc.                                        28,900            634,933
 * A.D.A.M., Inc.                                                           700              1,512
*# aaiPharma, Inc.                                                       47,250            859,005
 * Aames Financial Corp.                                                    240                761
 * AAON, Inc.                                                            13,100            246,804
 * AAR Corp.                                                             46,883            490,396
   Aaron Rents, Inc. Class A                                              5,700            113,202
   Aaron Rents, Inc. Class B                                             21,600            457,920
 * Abaxis, Inc.                                                          18,300            370,392
   ABC Bancorp                                                            8,310            139,774
 * Abgenix, Inc.                                                        131,934          1,486,896
   Abington Bancorp, Inc.                                                 3,200            122,112
*# Abiomed, Inc.                                                         31,570            233,271
 * Ablest, Inc.                                                           2,100             11,445
   ABM Industries, Inc.                                                  74,100          1,174,485
   Abrams Industries, Inc.                                                  200                830
 * ABX Air, Inc.                                                         66,600            263,070
 * Acacia Research-Acacia
     Technologies Common Stock                                           20,960            115,280
 * Acacia Research-CombiMatrix Corp.                                     10,434             42,049
 * Access Pharmaceuticals, Inc.                                          14,400             68,400
*# Acclaim Entertainment, Inc.                                           55,700             36,205
 * Accredo Health, Inc.                                                  49,137          1,443,589
 * Ace Cash Express, Inc.                                                10,100            194,819
 * Ace Comm Corp.                                                         7,500             18,150
   Aceto Corp.                                                           15,500            299,134
 * Aclara Biosciences, Inc.                                              49,571            158,627
 * Acme Communications, Inc.                                             24,600            209,100
 * Acme United Corp.                                                      3,400             17,850
 * ACT Manufacturing, Inc.                                                4,600                 92
 * ACT Teleconferencing, Inc.                                            14,400             23,760
 * Actel Corp.                                                           37,400          1,025,134
 * Acterna Corp.                                                        122,100              3,052
   Action Performance Companies, Inc.                                    26,800            520,456
 * ActivCard Corp.                                                       59,991            521,322
 * Active Power, Inc.                                                    63,100            212,016
 * Activision, Inc.                                                     123,343          1,887,148
 * Actuant Corp.                                                         35,280          1,095,444
 * Actuate Corp.                                                         90,600            285,390
   Acuity Brands, Inc.                                                   27,700            660,645
 * Acxiom Corp.                                                           4,000             66,440
 * Adams Resources & Energy, Inc.                                         4,200             48,804
 * Adaptec, Inc.                                                        162,200          1,428,982
 * ADE Corp.                                                             13,300            334,495
 * Adept Technology, Inc.                                                 7,100             12,780
 * Administaff, Inc.                                                     39,300            587,928
 * Adolor Corp.                                                          69,800    $     1,377,154
 * Advanced Digital Information Corp.                                    94,200          1,429,014
 * Advanced Energy Industries, Inc.                                      48,400          1,277,760
*# Advanced Magnetics, Inc.                                               6,600             94,050
   Advanced Marketing Services, Inc.                                     28,550            332,607
 * Advanced Materials Group, Inc.                                           237                 69
 * Advanced Medical Optics, Inc.                                         43,600            859,356
 * Advanced Neuromodulation
     Systems, Inc.                                                       29,000          1,223,510
 * Advanced Nutraceuticals, Inc.                                            700                343
 * Advanced Photonix, Inc. Class A                                        9,000             22,590
 * Advanced Power Technology, Inc.                                       15,600            128,076
   Advanta Corp. Class A                                                 14,717            184,698
   Advanta Corp. Class B Non-Voting                                      24,994            320,923
 * Advent Software, Inc.                                                 48,700            852,737
   Advo, Inc.                                                            44,850          1,354,918
 * Aehr Test Systems                                                      7,100             27,470
 * AEP Industries, Inc.                                                  12,300             88,929
 * AeroCentury Corp.                                                        300                936
 * Aeroflex, Inc.                                                        98,950          1,255,675
 * Aeropostale, Inc.                                                     55,600          1,734,164
*# Aerosonic Corp.                                                        3,900             44,265
 * Aether Systems, Inc.                                                  63,842            317,295
 * Aetrium, Inc.                                                          9,300             33,015
 * AFC Enterprises, Inc.                                                 39,800            686,550
 * Affiliated Managers Group, Inc.                                       26,100          1,735,650
 * Affinity Technology Group, Inc.                                       29,100              2,561
 * Aftermarket Technology Corp.                                          36,300            483,153
 * AG Services America, Inc.                                              5,400             45,630
 * Agile Software Corp.                                                  77,000            846,230
*# Agility Capital, Inc.                                                  5,900                 38
   Agilysys, Inc.                                                        47,488            534,715
 * Air Methods Corp.                                                     13,400            121,270
   Airgas, Inc.                                                          62,500          1,211,250
 * Airnet Systems, Inc.                                                  10,100             35,249
 * Airspan Networks, Inc.                                                23,000             55,430
 * Airtran Holdings, Inc.                                               124,100          1,831,716
 * AK Steel Holding Corp.                                               162,400            487,200
*# Akamai Technologies, Inc.                                            179,200          2,404,864
 * Akorn, Inc.                                                           19,500             36,075
*# Aksys, Ltd.                                                           44,600            322,904
   Alabama National Bancorporation                                       17,900            966,600
   Alamo Group, Inc.                                                     12,500            184,125
 * Alaris Medical, Inc.                                                 107,200          1,705,552
 * Alaska Air Group, Inc.                                                40,000          1,150,400
 * Alaska Communications
     Systems Group, Inc.                                                 22,200            110,756
   Albany International Corp. Class A                                    41,872          1,298,451
 * Albany Molecular Research, Inc.                                       47,678            672,260
   Albemarle Corp.                                                       61,900          1,751,770
 * Alcide Corp.                                                           2,300             35,558
 * Alderwoods Group, Inc.                                                 6,000             53,160
 * Aldila, Inc.                                                           4,633             16,447
   Alexander & Baldwin, Inc.                                             53,800          1,692,548
 * Alexion Pharmaceuticals, Inc.                                         32,700            613,125
   Alfa Corp.                                                           119,799          1,520,249
   Alico, Inc.                                                            7,000            244,300
*# Align Technology, Inc.                                                86,612          1,559,882

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Alkermes, Inc.                                                       133,011    $     1,739,784
 * All American Semiconductor, Inc.                                       4,000             18,120
 * Allegheny Energy, Inc.                                               168,700          1,813,525
   Allegheny Technologies, Inc.                                         121,800            998,760
   Allegiant Bancorp, Inc.                                               26,163            733,872
   Allen Organ Co. Class B                                                  800             38,200
 * Alliance Gaming Corp.                                                 69,060          1,809,372
 * Alliance Imaging, Inc.                                                85,400            328,790
 * Alliance Semiconductor Corp.                                          52,500            433,650
 * Allied Defense Group, Inc.                                             6,200            130,386
 * Allied Healthcare International, Inc.                                 19,300            107,308
 * Allied Healthcare Products, Inc.                                       6,700             27,202
 * Allied Holdings, Inc.                                                  8,300             38,097
 * Allied Motion Technologies, Inc.                                       2,900             12,847
 * Allmerica Financial Corp.                                             64,500          1,764,075
*# Allos Therapeutics, Inc.                                              38,900            106,586
 * Allou Health Care, Inc. Class A                                        7,100                362
 * Alloy, Inc.                                                           59,000            317,420
 * Allscripts Healthcare Solutions, Inc.                                 57,900            314,397
 * Almost Family, Inc.                                                    1,600             13,520
 * Alpha Technologies Group, Inc.                                         7,100             10,295
   Alpharma, Inc. Class A                                                58,900          1,186,835
   Alpine Group, Inc.                                                    22,000             21,010
 * Alteon, Inc.                                                          61,700            104,273
*# Alterra Healthcare Corp.                                              23,700                  3
 * Altris Software, Inc.                                                  1,202                673
   Ambassadors Group, Inc.                                                9,800            209,524
   Ambassadors, Inc.                                                      9,800            128,184
 * AMC Entertainment, Inc.                                               50,500            765,075
 * Amcast Industrial Corp.                                                8,500             19,975
   Amcol International Corp.                                             42,500            608,600
   Amcore Financial, Inc.                                                37,460          1,020,785
 * Amedisys, Inc.                                                         1,400             19,404
 * AMEN Properties, Inc.                                                  1,975              3,713
*# Amerco, Inc.                                                          13,900            379,192
 * America Services Group, Inc.                                           9,400            311,140
 * America West Holdings Corp.
     Class B                                                             50,100            756,510
 * American Banknote Corp.                                                   88                 58
   American Biltrite, Inc.                                                3,400             22,882
 * American Building Control, Inc.                                       14,000             23,800
 # American Business Financial
     Services, Inc.                                                       4,613             19,010
 # American Capital Strategies, Ltd.                                     56,600          1,655,550
 * American Claims Evaluation, Inc.                                       1,000              2,040
 * American Dental Partners, Inc.                                         7,200             75,600
 * American Eagle Outfitters, Inc.                                       39,800            734,310
 * American Ecology Corp.                                                14,350             66,584
*# American Greetings Corp. Class A                                      78,700          1,662,144
*# American Healthways, Inc.                                             23,550          1,090,836
   American Home Mortgage
     Holdings, Inc.                                                      25,926            581,779
 * American Indemnity Financial
     Escrow                                                                 800                800
 * American Independence Corp.                                            8,400             91,056
 * American Italian Pasta Co.                                            27,000          1,026,000
 * American Locker Group, Inc.                                              300              3,645
 * American Management Systems,
     Inc.                                                                63,467            946,293
 * American Medical Electronics,
     Inc. (Escrow-Bonus)                                                  4,400                  0
 * American Medical Electronics,
     Inc. (Escrow-Earnings)                                               4,400    $             0
 * American Medical Security Group,
     Inc.                                                                19,900            447,551
 * American Medical Systems Holdings,
     Inc.                                                                59,500          1,352,435
 * American Pacific Corp.                                                 7,100             67,095
 * American Physicians Capital, Inc.                                     13,100            216,150
 * American Physicians Services
     Group, Inc.                                                            100                825
 * American Retirement Corp.                                             25,000             77,500
 * American Science & Engineering,
     Inc.                                                                10,500            135,975
   American Shared Hospital Services                                      3,700             22,940
   American Software, Inc. Class A                                       26,700            164,205
     American States Water Co.                                           22,950            556,996
 * American Superconductor Corp.                                         39,500            417,120
 * American Technical Ceramics Corp.                                      8,000             56,800
   American Vanguard Corp.                                                  414             13,248
 * American West Bancorporation                                           3,229             72,330
   American Woodmark Corp.                                               11,500            598,000
   Americana Bancorp, Inc.                                                2,712             41,548
 * America's Car-Mart, Inc.                                              11,200            328,832
*# Americredit Corp.                                                     38,000            511,100
 * AMERIGROUP Corp.                                                      35,900          1,576,369
   AmeriServe Financial, Inc.                                            20,100            100,500
 * Ameristar Casinos, Inc.                                               39,700            923,422
   Ameron International Corp.                                             7,800            257,400
 # AmerUs Group Co.                                                      46,844          1,684,042
*# Ames Department Stores, Inc.                                          12,800                 19
   Ametek, Inc.                                                          36,300          1,716,990
 * Amistar Corp.                                                          1,600              3,296
 * AML Communications, Inc.                                               7,800              9,438
 * AMN Healthcare Services, Inc.                                         56,800            964,464
   Ampco-Pittsburgh Corp.                                                 9,600            102,912
 * Ampex Corp. Class A                                                    5,925              8,206
   Amrep Corp.                                                            6,500            100,750
 * Amsurg Corp.                                                          29,889          1,112,170
 * Amtech Systems, Inc.                                                   1,900             13,205
 * Amwest Insurance Group, Inc.                                           1,394                 11
 * AMX Corp.                                                             11,000             74,800
 * Anacomp, Inc.                                                              5                 70
 * Anadigics, Inc.                                                       45,000            301,500
 * Analex Corp.                                                          21,800             73,902
   Analogic Corp.                                                        21,000            882,000
 * Analysts International Corp.                                          35,500            110,050
*# Analytical Surveys, Inc.                                                 730              2,059
 * Anaren, Inc.                                                          32,500            486,525
   Anchor Bancorp Wisconsin, Inc.                                        35,140            881,663
   Andersons, Inc.                                                        8,200            137,678
*# Andrew Corp.                                                         116,709          1,373,665
 * Andrx Group                                                           47,610          1,045,516
 * Angeion Corp.                                                            215                456
   Angelica Corp.                                                        12,400            256,060
 * Angelo & Maxie's, Inc.                                                 2,016              4,445
 * Anika Therapeutics, Inc.                                               9,900             85,013
 * Anixter International, Inc.                                           54,300          1,251,615
 * Ann Taylor Stores Corp.                                               62,800          2,495,672
 * Ansoft Corp.                                                          18,400            229,448
 * AnswerThink, Inc.                                                     66,600            398,934
 * Ansys, Inc.                                                           22,600            872,134

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Anteon International Corp.                                            52,600    $     2,007,216
 * Anthony and Sylvan Pools Corp.                                         3,768             16,768
*# Antigenics, Inc.                                                      59,213            730,688
 * AP Pharma, Inc.                                                       30,100             63,842
 * APA Optics, Inc.                                                      11,800             29,500
 * APAC Teleservices, Inc.                                              106,450            299,124
*# Aphton Corp.                                                          37,139            228,405
   Apogee Enterprises, Inc.                                              41,200            487,396
   Applica, Inc.                                                         35,300            257,690
 * Applied Extrusion Technologies,
     Inc.                                                                18,300             45,567
 * Applied Films Corp.                                                   21,361            708,972
 * Applied Imaging Corp.                                                 15,800             22,120
   Applied Industrial Technologies,
     Inc.                                                                28,700            680,190
 * Applied Innovation, Inc.                                              15,100             98,301
 * Applied Molecular Evolution, Inc.                                     31,200            553,488
   Applied Signal Technologies, Inc.                                     16,100            350,980
 * Applix, Inc.                                                          19,200             69,888
 * Apria Healthcare Group, Inc.                                          54,100          1,466,651
 * Apropos Technology, Inc.                                              26,900            107,600
   Aptargroup, Inc.                                                      38,500          1,344,035
 * aQuantive, Inc.                                                       89,425            925,549
 * Aquila, Inc.                                                         292,700          1,047,866
*# Aradigm Corp.                                                         58,700            108,595
*# Arch Capital Group, Ltd.                                              18,400            680,064
   Arch Chemicals, Inc.                                                  33,022            755,874
 # Arch Coal, Inc.                                                       73,400          1,944,366
   Arctic Cat, Inc.                                                      22,430            533,161
*# Ardent Communications, Inc.                                           19,200                134
 * Arena Pharmaceuticals, Inc.                                           42,378            291,984
 * Argonaut Group, Inc.                                                  32,101            513,616
 * Argonaut Technologies, Inc.                                           12,000             15,120
 * Argosy Gaming Corp.                                                   43,800          1,109,892
 * Ariad Pharmaceuticals, Inc.                                           68,200            562,650
 * Ariba, Inc.                                                          283,000            894,280
 * Ark Restaurants Corp.                                                  2,700             34,290
   Arkansas Best Corp.                                                   37,100          1,164,198
 * Arlington Hospitality, Inc.                                            4,900             18,669
 * Armor Holdings, Inc.                                                  41,500          1,006,375
*# Armstrong Holdings, Inc.                                               4,400              3,828
*# Arotech Corp.                                                          1,600              4,112
 * Arqule, Inc.                                                          34,274            168,628
 * Array BioPharma, Inc.                                                 47,315            248,404
   Arrhythmia Research Technology,
     Inc.                                                                 1,800             25,020
 * Arris Group, Inc.                                                    119,300            769,485
   Arrow Financial Corp.                                                  9,941            275,863
   Arrow International, Inc.                                             64,900          1,745,810
 * Art Technology Group, Inc.                                           100,500            170,850
 * Artesyn Technologies, Inc.                                            69,300            546,777
 * Arthrocare Corp.                                                      30,210            743,166
 * Artisan Components, Inc.                                              33,200            686,211
 * Artisoft, Inc.                                                         2,400             10,320
 * Arts Way Manufacturing Co., Inc.                                         200                981
 * ASA International. Ltd.                                                  640              1,510
   ASB Financial Corp.                                                    1,000             23,500
 * Asbury Automotive Group, Inc.                                         43,100            719,770
 * Ascential Software Corp.                                              75,379          1,907,089
 * Ashworth, Inc.                                                        18,671            152,169
 * Ask Jeeves, Inc.                                                      66,600          1,286,712
 * Aspect Communications Corp.                                           81,500    $     1,199,680
 * Aspect Medical Systems, Inc.                                          29,100            276,741
 * Aspen Technology, Inc.                                                59,979            461,239
 * Aspeon, Inc.                                                             900                  9
 * Astea International, Inc.                                              2,900              7,395
 * Astec Industries, Inc.                                                28,600            377,234
   Astro-Med, Inc.                                                        4,200             67,914
 * Astronics Corp.                                                        5,500             27,197
 * Astronics Corp. Class B                                                2,225             11,681
*# AstroPower, Inc.                                                       6,550              4,716
 * ASV, Inc.                                                             14,400            407,808
 * Asyst Technologies, Inc.                                              58,900          1,074,925
 * ATA Holdings Corp.                                                    10,900             99,190
 * Atari, Inc.                                                          178,709            732,707
 * AtheroGenics, Inc.                                                    54,800            783,640
 * Atlantic American Corp.                                               21,100             55,915
 * Atlantic Coast Airlines, Inc.                                         68,000            743,240
 * Atlantic Premium Brands, Ltd.                                          2,000              3,600
 * Atlantis Plastics, Inc.                                                3,300             36,036
*# Atlas Air Worldwide Holdings, Inc.                                    41,400             27,324
 * ATMI, Inc.                                                            46,300          1,064,900
   Atmos Energy Corp.                                                    63,400          1,562,810
 * ATP Oil & Gas Corp.                                                   36,700            185,702
   Atrion Corp.                                                           1,700             81,600
 * Atrix Labs, Inc.                                                      31,400            636,164
 * ATS Medical, Inc.                                                      2,200              8,272
 * Atwood Oceanics, Inc.                                                 19,900            511,231
 * Audiovox Corp. Class A                                                28,900            400,843
 * August Technology Corp.                                               25,000            500,000
 * Ault, Inc.                                                             4,500             12,150
 * Aura Systems, Inc.                                                     5,295                371
 * Aurora Foods, Inc.                                                    42,644                682
*# Authentidate Holding Corp.                                            35,400            450,288
 * autobytel.com, Inc.                                                   56,300            543,858
 * Avalon Holding Corp. Class A                                           1,550              4,038
 * Avanex Corp.                                                         104,200            493,908
*# Avanir Pharmaceuticals Class A                                        58,000             84,100
 * Avant Immunotherapeutics, Inc.                                        97,034            255,199
 * Avatar Holdings, Inc.                                                  8,700            294,495
 * Avatech Solutions, Inc.                                                1,851                463
 * Avi Biopharma, Inc.                                                   46,800            229,320
 * Aviall, Inc.                                                          47,100            753,600
 * Avici Systems Inc.                                                    17,743            152,590
*# Avid Technology, Inc.                                                 37,100          1,961,848
 * Avigen, Inc.                                                          30,100            195,650
   Avista Corp.                                                          72,400          1,277,136
 * Avocent Corp.                                                         52,600          2,014,054
 * Avteam, Inc. Class A                                                  11,400                 12
 * Aware, Inc.                                                           34,059            113,416
 * Axcelis Technologies, Inc.                                           148,300          1,701,001
*# Axonyx, Inc.                                                           1,300              4,966
 * Axsys Technologies, Inc.                                               4,700             65,377
 * AXT, Inc.                                                             32,500            111,150
 * Aztar Corp.                                                           51,100          1,136,975
 * AZZ, Inc.                                                              8,200             99,876
   Badger Meter, Inc.                                                     3,200            120,320
 * Badger Paper Mills, Inc.                                               1,000              4,610
   Bairnco Corp.                                                          7,300             48,691
 * Baker (Michael) Corp.                                                  7,600             80,560
   Balchem Corp.                                                          4,700            107,630
   Baldor Electric Co.                                                   49,133          1,066,186

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Baldwin & Lyons, Inc. Class B                                         12,625    $       315,372
 * Baldwin Technology, Inc. Class A                                      13,300             39,900
 * Ballantyne Omaha, Inc.                                                11,900             24,990
 * Bally Total Fitness Holding Corp.                                     50,400            352,800
 * Bancinsurance Corp.                                                    5,700             37,449
   Bandag, Inc.                                                          12,700            517,525
   Bandag, Inc. Class A                                                   9,600            370,560
   Bank of Granite Corp.                                                 16,400            392,616
   Bank of The Ozarks                                                     7,600            322,240
   BankAtlantic Bancorp, Inc. Class A                                    11,285            214,076
 * Bankrate, Inc.                                                         7,000             95,760
 * BankUnited Financial Corp. Class A                                    42,100          1,071,445
   Banner Corp.                                                          16,160            406,424
   Banta Corp.                                                           38,200          1,520,360
   Barnes Group, Inc.                                                    33,800          1,011,634
 * barnesandnoble.com, inc.                                              71,925            204,986
 * Barnwell Industries, Inc.                                                400             10,160
 * Barra, Inc.                                                           28,900          1,062,942
 * Barrett Business Services, Inc.                                        5,800             85,840
 * Barry (R.G.) Corp.                                                     9,500             56,525
   Bassett Furniture Industries, Inc.                                    16,700            273,880
 * Bay View Capital Corp.                                                92,550            561,778
 * Baycorp Holdings, Ltd.                                                   484              6,372
 * Bayou Steel Corp. Class A                                             13,500                 67
 * BCT International, Inc.                                                2,700              5,359
 * BE Aerospace, Inc.                                                    53,900            309,925
 * Beasley Broadcast Group, Inc.                                         10,900            161,560
 * Beazer Homes USA, Inc.                                                12,553          1,339,531
*# Bebe Stores, Inc.                                                     38,600          1,092,766
   BEI Technologies, Inc.                                                21,800            385,206
   Bel Fuse, Inc. Class A                                                 2,600             68,315
   Bel Fuse, Inc. Class B                                                 5,250            152,302
   Belden, Inc.                                                          37,296            734,731
 * Bell Industries, Inc.                                                  8,900             24,030
 * Bell Microproducts, Inc.                                              38,100            328,041
 * Benchmark Electronics, Inc.                                           51,000          1,873,230
 * Benihana, Inc.                                                         1,000             13,900
 * Benihana, Inc. Class A                                                   150              1,987
 * Bentley Pharmaceuticals, Inc.                                         28,160            344,960
   Berry Petroleum Corp. Class A                                         44,700            854,664
 * Bethlehem Steel Corp.                                                 37,300                597
 * Beverly Enterprises                                                  160,700          1,258,281
 * Beyond.com Corp.                                                       3,140                 39
   BHA Group Holdings, Inc. Class A                                       6,100            153,110
 * Big 4 Ranch, Inc.                                                      3,200                  0
 * Big City Radio, Inc.                                                   6,400              9,280
 * Big Dog Holdings, Inc.                                                 1,500              5,745
 * BindView Development Corp.                                            70,300            207,385
 * Bio Imaging Technologies, Inc.                                        13,300             95,095
 * Bioanalytical Systems, Inc.                                            4,600             20,424
 * Biocryst Pharmaceuticals, Inc.                                        26,500            217,035
*# BioLase Technology, Inc.                                              32,300            396,321
 * Bio-Logic Systems Corp.                                                4,200             24,906
 * BioMarin Pharmaceutical, Inc.                                         95,285            700,345
 * Bionova Holdings Corp.                                                 3,570              1,000
 * Bio-Rad Laboratories, Inc. Class A                                    20,000          1,025,000
 * Bio-Reference Laboratories, Inc.                                      17,112            302,369
 * BioReliance Corp.                                                     11,900            550,851
 * Biosite, Inc.                                                         23,200            622,920
 * Biosource International, Inc.                                          9,600             70,080
 * Biospecifics Technologies Corp.                                        4,500              7,114
 * BioSphere Medical, Inc.                                               20,200    $        60,802
 * Bitstream, Inc.                                                        8,400             35,532
   BIW, Ltd.                                                                800             14,312
   Black Box Corp.                                                       27,200          1,190,000
   Black Hills Corp.                                                     48,059          1,550,383
   Blair Corp.                                                           12,100            302,500
 * Blonder Tongue Laboratories, Inc.                                      9,800             31,360
 * Blount International, Inc.                                            33,300            200,133
 * Blue Coat Systems, Inc.                                               12,586            264,180
 * Blue Rhino Corp.                                                      35,700            449,106
 * Bluegreen Corp.                                                       32,765            206,419
   Blyth, Inc.                                                           38,100          1,144,905
 * BMC Industries, Inc.                                                  14,000                700
 * BNS Co. Class A                                                        4,120             23,072
   Bob Evans Farms, Inc.                                                 52,000          1,604,720
 * Boca Resorts, Inc.                                                    56,045            800,323
 * Bogen Communications
     International, Inc.                                                 12,500             61,250
 * Bolt Technology Corp.                                                  5,400             20,790
 * Bombay Co., Inc.                                                      52,600            538,098
 * Bone Care International, Inc.                                         21,421            289,183
 * Bontex, Inc.                                                             200                120
   Bon-Ton Stores, Inc.                                                  12,000            160,800
 * Books-a-Million, Inc.                                                 18,300             82,350
 * Borland Software Corp.                                               121,500          1,059,480
   Boston Acoustics, Inc.                                                 4,600             46,966
 * Boston Beer Company, Inc. Class A                                     16,400            301,760
 * Boston Biomedical, Inc.                                                6,700             16,750
 * Boston Communications Group, Inc.                                     27,300            245,700
   Boston Private Financial Holdings,
     Inc.                                                                33,200            860,876
   Bostonfed Bancorp, Inc.                                                4,300            139,105
 * Bottomline Technologies, Inc.                                         24,904            224,136
   Bowne & Co., Inc.                                                     50,700            747,318
   Boyd Gaming Corp.                                                     96,100          1,572,196
 * Boyds Collection, Ltd.                                               117,317            504,463
*# Bradley Pharmaceuticals, Inc.
     Class A                                                             15,251            358,704
   Brady (W.H.) Co. Class A                                              31,200          1,196,520
 * Brass Eagle, Inc.                                                      8,300             76,692
 * Braun Consulting, Inc.                                                22,300             55,750
*# Breed Technologies, Inc.                                              36,800              1,104
   Bridgford Foods Corp.                                                 10,400             87,370
   Briggs & Stratton Corp.                                               27,300          1,842,750
 * Brigham Exploration Co.                                               41,315            295,774
 * Bright Horizons Family Solutions,
     Inc.                                                                 6,600            250,133
 * Brightpoint, Inc.                                                     27,100            608,937
 * BrightStar Information Technology
     Group, Inc.                                                         13,600              1,360
 * Brillian Corp.                                                         7,049             56,181
*# Brilliant Digital Entertainment, Inc.                                 18,000              7,740
*# BriteSmile, Inc.                                                         314              9,498
 * Broadview Media, Inc.                                                    200              1,450
 * BroadVision, Inc.                                                     49,300            231,710
*# Brocade Communications Systems,
     Inc.                                                                17,800            108,402
   Brookline Bancorp, Inc.                                               86,491          1,299,095
 * Brooks Automation, Inc.                                               55,639          1,352,028
 * Brookstone, Inc.                                                      19,550            464,117
 * Brooktrout, Inc.                                                      18,462            271,761

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Brown (Tom), Inc.                                                     51,200    $     1,431,552
   Brown Shoe Company, Inc.                                              27,000            943,110
 * Bruker BioSciences Corp.                                             102,500            510,450
 * Brush Engineered Materials, Inc.                                      24,800            334,304
   Bryn Mawr Bank Corp.                                                   1,600             38,000
   BSB Bancorp, Inc.                                                     13,685            442,710
 * BSQUARE Corp.                                                         19,700             29,156
 * BTU International, Inc.                                                6,800             28,628
 * Buca, Inc.                                                            25,171            142,216
 * Buckeye Technology, Inc.                                              54,583            557,292
   Buckle, Inc.                                                          30,000            656,400
   Building Materials Holding Corp.                                      19,200            290,880
 * Bull Run Corp.                                                         3,700              4,033
   Burlington Coat Factory Warehouse
     Corp.                                                               65,849          1,389,414
 * Bush Industries, Inc. Class A                                         14,600             49,786
 * Butler International, Inc.                                             8,400             13,188
   Butler Manufacturing Co.                                               7,600            157,396
   C & D Technologies, Inc.                                              38,000            760,760
   C & F Financial Corp.                                                    300             13,650
 * C-COR.net Corp.                                                       54,900            647,820
*# C-Phone Corp.                                                         11,700                135
 * Cable Design Techologies Corp.                                        62,187            631,820
 * Cabot Microelectronics Corp.                                          26,800          1,422,812
   Cabot Oil & Gas Corp. Class A                                         48,700          1,293,472
 * Cache, Inc.                                                            6,600            142,487
 * Caci International, Inc. Class A                                      37,000          1,841,490
   Cadmus Communications Corp.                                            8,900            108,135
 * Cagle's, Inc. Class A                                                  2,000             14,450
 * Cal Dive International, Inc.                                          56,500          1,197,800
   Calavo Growers                                                         9,600            106,752
   Calgon Carbon Corp.                                                   57,600            354,240
 * California Amplifier, Inc.                                            22,100            216,359
 * California Coastal Communities, Inc.                                  10,000            110,500
   California First National Bancorp                                     10,400            120,068
 * California Micro Devices Corp.                                        34,800            298,584
 * California Pizza Kitchen, Inc.                                        28,300            523,550
   California Water Service Group                                        25,400            664,464
 * Caliper Technologies Corp.                                            41,474            265,019
   Callaway Golf Co.                                                    113,300          1,861,519
 * Callon Petroleum Corp.                                                20,362            187,330
 * Calloways Nursery, Inc.                                                1,200                708
   Cal-Maine Foods, Inc.                                                 10,500            223,020
 * Calton, Inc.                                                           4,480              3,360
 * CAM Commerce Solutions, Inc.                                           3,000             20,700
   Cambrex Corp.                                                         38,100            924,306
 * Cambridge Heart, Inc.                                                  7,800              8,970
   Camco Financial Corp.                                                  7,516            132,958
 * Candela Corp.                                                         14,555            298,814
*# Candies, Inc.                                                         35,450             71,963
 * Candlewood Hotel Co., Inc.                                             1,500                 60
*# Cannon Express, Inc. Class A                                             200                245
 * Cannondale Corp.                                                       7,100              1,420
 * Cantel Medical Corp.                                                  13,240            208,133
 * Canterbury Consulting Group, Inc.                                      1,571              1,485
 * Canyon Resources Corp.                                                23,900             93,210
 * Capital Corp. of the West                                              5,046            192,505
 * Capital Crossing Bank                                                  5,900            248,856
 * Capital Pacific Holdings, Inc.                                        14,500             49,300
 * Capital Senior Living Corp.                                           27,600            168,360
   Capital Southwest Corp.                                                  300             18,300
   Capitol Bancorp, Ltd.                                                  8,564    $       246,643
 * Caprius, Inc.                                                            548                110
 * Capstone Turbine Corp.                                                16,300             28,199
 * Captaris, Inc.                                                        45,800            271,594
 * Captiva Software Corp.                                                 4,400             57,732
 * Caraustar Industries, Inc.                                            41,084            478,629
   Carbo Ceramics, Inc.                                                  22,900          1,000,501
 * Cardiac Sciences, Inc.                                               104,800            374,136
 * Cardima, Inc.                                                         21,200             22,472
 * CardioDynamics International Corp.                                    69,261            450,196
*# CardioGenesis Corp.                                                   32,100             25,038
 * Cardiotech International, Inc.                                        23,063            144,605
 * Career Blazers, Inc. Trust Units                                         800                  0
 * Career Education Corp.                                                     1                 51
   Carpenter Technology Corp.                                            33,600            900,480
 * Carreker Corp.                                                        21,871            327,190
 * Carriage Services, Inc. Class A                                       25,400             83,566
 * Carrier Access Corp.                                                  35,789            533,256
 * Carrington Laboratories, Inc.                                          9,800             41,748
*# Carrizo Oil & Gas, Inc.                                               14,100            105,750
   Cascade Corp.                                                         18,000            482,400
   Cascade Natural Gas Corp.                                             16,100            322,000
 * Casella Waste Systems, Inc. Class A                                   33,869            453,845
   Casey's General Stores, Inc.                                          74,200          1,296,274
   Cash America International, Inc.                                      41,400            802,332
 * Castle (A.M.) & Co.                                                   15,437             71,010
   Castle Energy Corp.                                                    6,600             37,620
 * Casual Male Retail Group, Inc.                                        53,800            462,680
 * Catalina Lighting, Inc.                                                1,760             21,544
 * Catalina Marketing Corp.                                              80,100          1,484,253
 * Catalyst International, Inc.                                           7,600             11,400
 * Catalytica Energy Systems, Inc.                                       12,891             45,118
 * Catapult Communications Corp.                                         19,300            291,816
 # Cathay Bancorp, Inc.                                                  38,961          2,025,972
   Cato Corp. Class A                                                    29,200            609,696
 * Cavalier Homes, Inc.                                                  18,060             51,471
   Cavalry Bancorp, Inc.                                                    500              9,715
 * Cavco Industries, Inc.                                                 3,852             90,522
   CCA Industries, Inc.                                                   9,600             71,760
   CCBT Financial Companies, Inc.                                         8,600            227,814
 * CCC Information Services Group,
     Inc.                                                                25,700            433,302
*# CD Warehouse, Inc.                                                     3,300                  7
 * CD&L, Inc.                                                             2,600              2,132
   CDI Corp.                                                             29,200            989,880
 * CEC Entertainment Inc.                                                38,500          1,935,780
 * Celadon Group, Inc.                                                   10,700            145,520
 * Celebrity, Inc. Escrow Shares                                          1,300                  0
 * Celeritek, Inc.                                                       17,700            142,485
 * Cell Genesys, Inc.                                                    58,852            767,430
*# Cell Therapeutics, Inc.                                               50,900            458,100
 * Cellegy Pharmaceuticals, Inc.                                         46,100            131,385
 * CellStar Corp.                                                        29,948            411,785
 * Centene Corp.                                                         32,300            991,610
 * Centennial Communications Corp.                                       49,800            245,016
   Center Bancorp, Inc.                                                   1,800             38,214
   Center Finl CO                                                         6,480            161,806
*# CenterSpan Communication Corp.                                         8,400                588
   Centex Construction Products, Inc.                                    25,000          1,465,000
 * Centillium Communications, Inc.                                       51,269            281,979
 * Centra Software, Inc.                                                 39,900            143,640

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Central Bancorp, Inc.                                                  1,600    $        56,816
 * Central European Distribution Corp.                                   15,918            500,144
 * Central Garden & Pet Co.                                              25,200            668,052
   Central Pacific Financial Corp.                                       24,000            662,400
   Central Parking Corp.                                                 52,137            727,311
   Central Vermont Public Service
     Corp.                                                               17,900            427,810
 * Century Aluminum Co.                                                  31,600            524,560
   Century Bancorp Income Class A                                         1,000             37,210
 * Century Business Services, Inc.                                      125,757            584,770
 * Cepheid, Inc.                                                         52,964            409,412
 * Ceradyne, Inc.                                                        15,100            644,921
   Cerberonics, Inc. Class A                                                200              2,220
 * Ceres Group, Inc.                                                     30,495            159,184
*# Cerner Corp.                                                          49,309          2,200,661
 * Cerus Corp.                                                           33,000            112,200
   CFS Bancorp, Inc.                                                     17,720            250,738
   CH Energy Group, Inc.                                                 23,600          1,036,040
 * Chad Therapeutics                                                     10,000             27,050
 * Champion Enterprises, Inc.                                            88,200            636,804
   Champion Industries, Inc.                                              9,674             41,975
 * Championship Auto Racing Teams,
     Inc.                                                                15,500              8,215
 * Champps Entertainment, Inc.                                           18,340            126,913
 * Channell Commercial Corp.                                              6,600             30,690
 * Charles and Colvard, Ltd.                                             19,800             96,624
 * Charles River Associates, Inc.                                         9,000            293,850
 * Charlotte Russe Holding, Inc.                                         31,900            480,095
 * Charming Shoppes, Inc.                                               169,633          1,056,814
 * Chart Industries                                                          23                690
*# Charter Communications, Inc.                                          35,900            144,318
   Charter Financial Corp.                                               21,511            720,618
   Chase Corp.                                                            4,000             50,080
 * Chattem, Inc.                                                         28,700            459,774
 * Chaus (Bernard), Inc.                                                 11,100             11,322
 * Checkers Drive-In Restaurant, Inc.                                    17,207            157,616
 * Checkpoint Systems, Inc.                                              49,300            953,955
   Chemical Financial Corp.                                              35,516          1,287,455
   Cherokee, Inc.                                                         8,100            181,845
   Chesapeake Corp.                                                      22,102            508,346
   Chesapeake Utilities Corp.                                             7,600            190,836
   Chester Valley Bancorp                                                   575             12,920
 * Chicago Pizza & Brewery, Inc.                                         28,622            407,291
   Chicago Rivet & Machine Co.                                              200              5,325
 * Children's Place Retail Stores, Inc.                                  39,900          1,143,933
 * Childtime Learning Centers, Inc.                                       5,200             11,440
 * ChipPAC, Inc.                                                        142,900          1,110,333
 * Chiquita Brands International, Inc.                                   59,896          1,269,196
   Chittenden Corp.                                                      54,783          1,870,292
 * Choice Hotels International, Inc.                                     53,600          1,894,760
 * Cholestech Corp.                                                      20,800            153,920
 * Chordiant Software, Inc.                                              95,100            417,489
   Christopher & Banks Corp.                                             56,013          1,515,152
 * ChromaVision Medical Systems, Inc.                                    20,200             22,018
 * Chromcraft Revington, Inc.                                             6,000             69,900
 * Chronimed, Inc.                                                       18,101            162,547
   Church & Dwight Co., Inc.                                             32,300          1,308,473
   Churchill Downs, Inc.                                                 14,400            528,754
*# Chyron Corp.                                                          33,400             15,030
 * Ciber, Inc.                                                           95,012            865,559
 * Cima Laboratories, Inc.                                               19,900            656,302
 * Cimarex Energy Co.                                                    14,004    $       323,772
 * Cincinnati Bell, Inc.                                                311,500          1,778,665
 * Ciphergen Biosystems, Inc.                                            43,200            449,712
 * Ciprico, Inc.                                                          4,900             24,745
   CIRCOR International, Inc.                                            20,690            455,180
 * Cirrus Logic, Inc.                                                   126,800          1,090,480
 # Citizens Banking Corp.                                                60,533          1,908,000
 * Citizens, Inc. Class A                                                50,526            500,212
   City Holding Co.                                                      24,986            889,502
 * CKE Restaurants, Inc.                                                 86,400            604,800
   Clarcor, Inc.                                                         37,700          1,650,883
 * Clark, Inc.                                                           26,924            441,823
 * Clarus Corp.                                                          24,700            172,653
 * Clayton Williams Energy, Inc.                                          9,200            209,300
*# Clean Harbors, Inc.                                                   20,200            186,446
*# Clearone Communications, Inc.                                         11,300             31,357
   Cleco Corp.                                                           70,900          1,260,602
 * Cleveland Cliffs, Inc.                                                15,500            598,300
*# Click2learn, Inc.                                                      9,700             20,661
*# ClickAction, Inc. Escrow                                               7,900                395
   Clinical Data Inc.                                                     1,787             15,359
 * Closure Medical Corp.                                                 20,700            734,850
*# CMS Energy Corp.                                                     216,075          1,704,832
 * CNA Surety Corp.                                                      56,118            543,222
*# CNE Group, Inc.                                                        2,000              1,120
*# CNET Networks, Inc.                                                  211,700          1,581,399
   CNS, Inc.                                                             20,300            247,660
   Coachmen Industries, Inc.                                             22,600            389,850
 * Coast Dental Services, Inc.                                            2,066             13,212
   Coast Distribution System                                              4,000             22,200
   Coastal Bancorp, Inc.                                                  5,800            203,000
 * Coastcast Corp.                                                        7,600             15,238
   CoBiz, Inc.                                                            8,550            154,242
 * Cobra Electronics Corp.                                                6,100             43,371
   Coca-Cola Bottling Co.
     Consolidated                                                         6,000            322,260
 * Coeur d'Alene Mines Corp.                                            239,000          1,238,020
 * Cogent Communications Group,
     Inc.                                                                 1,013              1,236
   Cognex Corp.                                                          64,800          1,780,056
 * Cognitronics Corp.                                                     4,250             14,025
 * Coherent, Inc.                                                        44,002          1,053,408
   Cohu, Inc.                                                            31,900            670,538
 * Coinstar, Inc.                                                        32,200            541,926
 * Coldwater Creek, Inc.                                                 23,850            342,486
   Cole (Kenneth) Productions, Inc.
     Class A                                                             17,150            512,785
 * Cole National Corp. Class A                                           14,800            310,504
 * Collagenex Pharmaceuticals, Inc.                                      12,200            126,392
 * Collins & Aikman Corp.                                               121,860            435,040
   Collins Industries, Inc.                                               7,000             37,800
   Columbia Banking System, Inc.                                         20,131            422,751
 * Columbia Laboratories, Inc.                                           59,000            305,620
 * Columbus McKinnon Corp.                                               22,300            137,814
 * Comarco, Inc.                                                         10,200             96,696
 * Comdial Corp.                                                            600              1,800
 * Comforce Corp.                                                        13,277              6,771
 * Comfort Systems USA, Inc.                                             56,900            273,689
   Commerce Group, Inc.                                                  32,900          1,316,329
*# Commerce One, Inc.                                                    44,400             51,504
   Commercial Bancshares, Inc.                                            4,532            152,185

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Commercial Federal Corp.                                              64,900    $     1,752,300
   Commercial Metals Co.                                                 44,700          1,150,578
 # Commercial National Financial Corp.                                    3,200             82,384
   Commonwealth Industries, Inc.                                         23,515            172,365
 * Commscope, Inc.                                                       88,800          1,417,248
   Communications Systems, Inc.                                           8,200             56,498
   Community Bank System, Inc.                                           19,400            944,780
   Community Bankshares, Inc.                                               210              3,970
   Community First Bankshares, Inc.                                      56,900          1,622,788
   Community Trust Bancorp, Inc.                                         13,730            450,076
 * Community West Bancshares                                              5,500             45,980
 * Competitive Technologies, Inc.                                         6,100             14,823
*# Compex Technologies, Inc.                                             16,654            150,719
 * Compucom Systems, Inc.                                                74,464            338,811
 * CompuCredit Corp.                                                     70,231          1,663,070
 * Compudyne Corp.                                                       11,104            109,485
 * Computer Access Technology Corp.                                      41,000            190,650
 * Computer Horizons Corp.                                               37,400            139,128
 * Computer Network Technology Corp.                                     40,700            404,965
   Computer Programs & Systems,
     Inc.                                                                15,700            293,511
 * Computer Task Group, Inc.                                             31,300            130,834
   CompX International, Inc.                                              5,100             32,181
 * Comstock Resources, Inc.                                              48,000            782,400
 * Comtech Telecommunications
     Corp.                                                               11,100            370,052
 * Concepts Direct, Inc.                                                    700                269
 * Conceptus, Inc.                                                       32,400            421,200
 * Concerto Software, Inc.                                               12,100            144,232
 * Concord Camera Corp.                                                  42,956            518,479
 * Concord Communications, Inc.                                          26,700            591,138
 * Concur Technologies, Inc.                                             48,031            477,908
 * Concurrent Computer Corp.                                             93,600            377,208
 * Cone Mills Corp.                                                      24,800              1,426
 * Congoleum Corp. Class A                                                3,600              2,340
 * Conmed Corp.                                                          43,065            915,562
   Connecticut Bancshares, Inc.                                          13,356            689,570
   Connecticut Water Services, Inc.                                       7,600            220,932
 * Connetics Corp.                                                       47,500            838,375
 * Conrad Industries, Inc.                                                7,200             20,268
*# Consolidated Freightways Corp.                                           550                  3
 * Consolidated Graphics, Inc.                                           19,182            576,419
   Consolidated Tokoma Land Co.                                           6,100            187,575
*# Continental Airlines, Inc.                                            98,700          1,840,755
 * Continental Materials Corp.                                              200              5,458
*# Convera Corp.                                                         50,644            198,018
 * Convergence Systems, Inc.                                                  1                 45
*# Cooker Restaurant Corp.                                                6,500                 39
   Cooper Companies, Inc.                                                40,200          1,835,130
   Cooper Tire & Rubber Co.                                              83,900          1,678,839
   Cooperative Bankshares, Inc.                                           1,400             35,756
 * Copart, Inc.                                                         134,800          1,617,600
 * Copper Mountain Networks, Inc.                                         8,810             82,911
 * Corautus Genetics, Inc.                                                1,542              9,052
 * Core Molding Technologies, Inc.                                        7,700             22,638
 * Corillian Corp.                                                       54,700            325,465
 * Corio, Inc.                                                          103,600            257,964
 * Corixa Corp.                                                          82,097            467,132
   Corn Products International, Inc.                                     48,800          1,691,408
 * Cornell Companies, Inc.                                               19,800            249,480
 * Correctional Services Corp.                                           10,112             25,988
 * Corrections Corporation of America                                    52,500    $     1,470,000
 * Corrpro Companies, Inc.                                                7,275             10,912
   Corus Bankshares, Inc.                                                18,272          1,138,346
 * Corvel Corp.                                                          10,900            378,775
 * Cosine Communications, Inc.                                           14,421            111,619
 * Cost Plus, Inc.                                                       32,575          1,523,533
 * CoStar Group, Inc.                                                    25,890          1,087,380
 * Cost-U-Less, Inc.                                                      3,000              9,900
   Cotton States Life Insurance Co.                                       6,330            112,364
   Courier Corp.                                                          2,850            158,203
 * Covance, Inc.                                                         30,200            789,126
 * Covansys Corp.                                                        40,100            360,900
 * Covenant Transport, Inc. Class A                                      18,830            354,757
   Covest Bancshares, Inc.                                                2,425             66,396
 * Covista Communications, Inc.                                           3,000              8,250
   CPAC, Inc.                                                             5,120             31,636
 * CPI Aerostructures, Inc.                                               7,166             85,992
   CPI Corp.                                                             11,200            258,160
   Craftmade International, Inc.                                          7,300            195,275
   Crawford & Co. Class A                                                27,300            195,741
   Crawford & Co. Class B                                                25,300            183,425
 * Cray, Inc.                                                           104,000          1,088,880
*# Credence Systems Corp.                                                95,247          1,234,401
 * Credit Acceptance Corp.                                               63,469            952,035
*# Cree Research, Inc.                                                   51,000            936,870
 * Criticare Systems, Inc.                                               16,200             55,080
   Crompton Corp.                                                       166,800          1,009,140
 * Cross (A.T.) Co. Class A                                              14,700             95,991
 * Cross Country Healthcare, Inc.                                        47,657            710,089
 * Crossroads Systems, Inc.                                              36,500            111,690
 * Crown Andersen, Inc.                                                   1,000              2,350
*# Crown Castle International Corp.                                      30,500            378,505
 * Crown Financial Group, Inc.                                            6,600             16,698
 * Crown Holdings, Inc.                                                 247,400          1,855,500
 * Crown Media Holdings, Inc.                                           110,542            973,875
*# Cryolife, Inc.                                                        29,600            158,656
 * CSG Systems International, Inc.                                       78,500            909,815
 * CSK Auto Corp.                                                        68,300          1,245,792
 * CSP, Inc.                                                              3,500             18,480
   CSS Industries, Inc.                                                  12,900            383,259
   CT Communications, Inc.                                               27,860            398,398
   CTS Corp.                                                             53,759            659,085
   Cubic Corp.                                                           40,100          1,186,158
 * Cubist Pharmaceuticals, Inc.                                          48,425            601,438
 * Culp, Inc.                                                            17,300            194,798
 * Cumulus Media, Inc. Class A                                           74,993          1,432,366
 * CUNO, Inc.                                                            24,208          1,031,503
 * CuraGen Corp.                                                         72,960            459,648
 * Curative Health Services Inc.                                         18,400            238,832
 * Curis, Inc.                                                           56,050            304,912
   Curtiss-Wright Corp.                                                   5,800            475,078
 * Cutter & Buck, Inc.                                                   15,124            117,211
 * CV Therapeutics, Inc.                                                 39,805            715,296
   CVB Financial Corp.                                                   65,615          1,343,139
 * Cyberguard Corp.                                                      32,045            275,235
 * Cyberonics, Inc.                                                      34,000            934,660
 * Cyberoptics Corp.                                                      8,100             80,676
 * Cybersource Corp.                                                     49,200            244,524
 * Cybex International, Inc.                                              8,700             10,788
 * Cycle Ctry Acc                                                         5,000             22,950
*# CycleLogic, Inc.                                                          29                  3

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Cygnus, Inc.                                                           3,500    $           315
*# Cymer, Inc.                                                           41,200          1,910,444
 * Cysive, Inc.                                                          32,600            104,972
 * Cytec Industries, Inc.                                                51,000          1,848,750
 * Cytogen Corp.                                                         16,570            187,241
*# Cytrx Corp.                                                            1,700              3,757
   D & K Healthcare Resources, Inc.                                      20,530            277,566
 * D A Consulting Group, Inc.                                             6,700                536
 * Daily Journal Corp.                                                      200              6,065
 * Daisytek International Corp.                                           3,586                117
 * Daktronics, Inc.                                                      27,900            517,852
*# Dan River, Inc. Class A                                               28,900             22,253
 * Danielson Holding Corp.                                               33,400             47,428
 * Darling International, Inc.                                           94,200            261,876
 * Data I/O Corp.                                                         7,600             26,136
 * Data Systems & Software, Inc.                                          7,300             20,367
 * Datakey, Inc.                                                          1,000                580
 * Datalink Corp.                                                        13,300             51,737
 * Dataram Corp.                                                          8,400             35,364
   Datascope Corp.                                                       21,634            752,431
 * Datastream Systems, Inc.                                              20,100            149,745
 * Datatec Systems, Inc.                                                  7,000              8,120
 * DataTRAK International, Inc.                                           5,200             32,760
 * Datawatch Corp.                                                        2,066             11,590
 * Dave and Busters, Inc.                                                13,200            183,612
 * Davel Communications, Inc.                                                94                  3
 * Daw Technologies, Inc.                                                 3,575                  0
 * Dawson Geophysical Co.                                                 5,400             43,956
 * Daxor Corp.                                                            4,600             69,920
   Deb Shops, Inc.                                                       19,299            382,506
 * Deckers Outdoor Corp.                                                  9,200            154,560
 * Decora Industries, Inc.                                                5,500                 82
   Decorator Industries, Inc.                                             2,762             17,442
 * Del Global Technologies Corp.                                         10,927             26,225
 * Del Laboratories, Inc.                                                 9,506            229,587
 * Delphax Technologies, Inc.                                             6,100             19,337
   Delphi Financial Group, Inc. Class A                                  25,500          1,354,050
   Delta and Pine Land Co.                                               57,200          1,444,300
   Delta Apparel, Inc.                                                    5,240             86,198
 * Delta Financial Corp.                                                 23,500            168,260
   Delta Natural Gas Co., Inc.                                            2,500             58,325
 * Delta Woodside Industries, Inc.                                        5,850             10,179
   Deltic Timber Corp.                                                   17,500            495,600
 * Denali, Inc.                                                           4,300                  0
 * Denbury Resources, Inc.                                               81,000          1,023,840
 * Dendreon Corp.                                                        65,981            522,570
 * Dendrite International, Inc.                                          60,774          1,039,235
 * Department 56, Inc.                                                   19,700            278,361
 * DepoMed, Inc.                                                         13,600             92,344
 * Detrex Corp.                                                             500                762
 * Devcon International Corp.                                             3,600             25,740
 * DHB Industries, Inc.                                                  60,900            457,968
   Diagnostic Products Corp.                                             40,200          1,818,246
 * Diametrics Medical, Inc.                                              22,900             12,595
 * DiamondCluster International, Inc.                                    41,300            390,698
 * Diedrich Coffee, Inc.                                                  4,025             16,301
 * Digene Corp.                                                          27,800          1,105,050
 * Digi International, Inc.                                              30,333            259,954
 * Digimarc Corp.                                                        26,665            376,243
*# Digital Angel Corp.                                                   11,000             24,750
 * Digital Generation Systems, Inc.                                      99,500            186,065
 * Digital Impact, Inc.                                                  47,900    $       135,078
 * Digital Insight Corp.                                                 49,000          1,164,730
 * Digital Lightwave, Inc.                                                  400                376
 * Digital River, Inc.                                                   45,800          1,053,858
 * DigitalThink Inc.                                                     75,457            224,862
 * Digitas, Inc.                                                         89,557            780,041
   Dime Community Bancorp, Inc.                                          38,100          1,171,575
   Dimon, Inc.                                                           67,429            455,146
 * Diodes, Inc.                                                          12,150            247,252
 * Dionex Corp.                                                          31,810          1,494,434
 * Directrix, Inc.                                                          813                  7
 * Discovery Partners International                                      36,853            212,605
 * Display Technologies, Inc.                                            11,330                 28
 * Ditech Communications Corp.                                           45,780            803,439
 * Diversa Corp.                                                         63,108            530,107
 * Diversified Corporate Resources,
     Inc.                                                                   800                592
 * Dixie Group, Inc.                                                     15,000            121,500
 * Dixon Ticonderoga Co.                                                  1,900              7,030
 * DJ Orthopedics, Inc.                                                  26,900            698,055
 * DLB Oil & Gas, Inc.                                                    1,300                  0
 * Docent, Inc.                                                          20,121             98,190
 * DocuCorp International, Inc.                                          15,973            159,411
 * Document Sciences Corp.                                               14,200             63,900
 * Documentum, Inc.                                                      69,800          2,094,000
 * Dollar Thrifty Automotive Group,
     Inc.                                                                37,100            936,775
 * Dominion Homes, Inc.                                                   5,800            176,378
   Donegal Group, Inc. Class A                                            6,066            121,927
   Donegal Group, Inc. Class B                                            2,933             55,404
 * Dot Hill Systems Corp.                                                64,660          1,102,453
 * DoubleClick, Inc.                                                     85,582            817,308
*# DOV Pharmaceutical, Inc.                                              24,494            262,821
   Dover Downs Gaming &
     Entertainment, Inc.                                                  9,910             90,181
   Dover Motorsports, Inc.                                               22,500             94,050
   Downey Financial Corp.                                                36,476          1,761,791
 * DPAC Technologies Corp.                                               20,900             39,292
 * Drew Industries, Inc.                                                  9,700            261,318
*# Drexler Technology Corp.                                              15,800            236,368
 * Dril-Quip, Inc.                                                       25,900            387,205
 * DRS Technologies, Inc.                                                33,700            893,050
 * Drugstore.com, Inc.                                                  104,600            696,636
 * DSP Group, Inc.                                                       42,500          1,023,825
 * DT Industries, Inc.                                                   10,300             11,124
 * DualStar Technologies Corp.                                            2,400                972
 * Duane Reade, Inc.                                                     36,021            499,971
 * Duckwall-ALCO Stores, Inc.                                             4,100             61,377
 * Ducommun, Inc.                                                        14,200            316,234
 * DuPont Photomasks, Inc.                                               26,555            616,607
 # Duquesne Light Holdings, Inc.                                        104,700          1,808,169
 * Dura Automotive Systems, Inc.                                         23,400            241,254
 * DuraSwitch Industries, Inc.                                           10,500             21,682
 * Duratek, Inc.                                                         13,500            135,540
*# Durect Corp.                                                          72,787            163,771
 * DUSA Pharmaceuticals, Inc.                                            20,900            112,233
 * DVI, Inc.                                                             14,500              1,015
*# Dyax Corp.                                                            36,800            222,272
 * Dycom Industries, Inc.                                                72,066          1,826,873
*# Dynacq Healthcare, Inc.                                               22,200            409,790
 * Dynamex, Inc.                                                         16,600            170,980

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Dynamic Materials Corp.                                                2,000    $         6,100
 * Dynamics Research Corp.                                               12,500            201,862
*# Dynegy, Inc.                                                          65,700            262,800
*# E Com Ventures, Inc.                                                   2,175             25,578
 * E-Loan, Inc.                                                          91,300            284,856
   E-Z-EM, Inc.                                                           8,562             98,891
 * E.piphany, Inc.                                                      110,587            873,637
 * Eagle Food Centers, Inc.                                               2,575                 58
 * EarthLink, Inc.                                                      198,675          1,907,280
   East West Bancorp, Inc.                                               33,700          1,765,206
   Eastern Co.                                                            4,950             70,983
 * EasyLink Services Corp.                                                7,969             10,519
 * Eateries, Inc.                                                         3,000              9,750
 * Echelon Corp.                                                         60,271            726,266
 * Eclipsys Corp.                                                        17,600            179,168
 * Ecogen, Inc.                                                           1,364                205
 * eCollege.com                                                          25,100            557,220
   Ecology & Environment, Inc.
     Class A                                                              2,000             19,160
   Edelbrock Corp.                                                        5,470             65,038
 * Eden Bioscience Corp.                                                 12,800             19,840
 * EDGAR Online, Inc.                                                    16,400             32,800
 * Edge Petroleum Corp.                                                   9,300             73,842
 * Edgewater Technology, Inc.                                            11,569             57,382
   Edo Corp.                                                             29,600            615,680
   Educational Development Corp.                                          1,800             20,520
 * Educational Insights, Inc.                                             2,400              1,356
   EFC Bancorp, Inc.                                                      4,600            103,776
*# EFJ, Inc.                                                              7,800             37,050
 * eFunds Corp.                                                          70,206          1,218,074
 * EGL, Inc.                                                             70,800          1,300,596
 * El Paso Electric Co.                                                 108,600          1,379,220
 * Elcom International, Inc.                                             21,800              4,796
 * Electro Rent Corp.                                                    29,166            405,407
 * Electro Scientific Industries, Inc.                                   33,300            800,865
*# Electroglas, Inc.                                                     31,200            123,240
 * Electronics Boutique Holdings
     Corp.                                                               37,130            903,744
*# Electronics for Imaging, Inc.                                         71,100          1,962,360
 * Elizabeth Arden, Inc.                                                 35,500            721,005
   ElkCorp                                                               28,600            727,012
 * eLoyalty Corp.                                                         6,700             24,120
 * ELXSI Corp.                                                            1,800              8,100
 * Embarcadero Technologies, Inc.                                        39,100            564,213
 * Embrex, Inc.                                                          11,400            145,122
   EMC Insurance Group, Inc.                                             11,300            231,085
 * Emcor Group, Inc.                                                     22,500            924,750
 * EMCORE Corp.                                                          55,311            280,980
 * Emerging Vision, Inc.                                                 25,700              3,855
 * Emeritus Corp.                                                        14,100             90,522
 * Emerson Radio Corp.                                                   41,322            145,040
 * Emisphere Technologies, Inc.                                          27,100            162,600
*# Emmis Communications Corp.
     Class A                                                             69,400          1,572,604
   Empire District Electric Co.                                          34,200            723,672
 * EMS Technologies, Inc.                                                16,032            340,680
*# En Pointe Technologies, Inc.                                           6,500             12,018
 * Encore Acquisition Co.                                                44,600            961,576
 * Encore Medical Corp.                                                  14,400             97,632
 * Encore Wire Corp.                                                     20,300            343,882
 * Encysive Pharmaceuticals, Inc.                                        66,600            498,834
 * Endocardial Solutions, Inc.                                           29,600    $       222,592
*# Endocare, Inc.                                                        29,100            120,183
 * Endologix, Inc.                                                       41,900            159,220
   Energen Corp.                                                         41,300          1,608,222
 * Energy Conversion Devices, Inc.                                       31,800            273,480
 * Energy Partners, Ltd.                                                 48,100            584,415
   Energy West, Inc.                                                      1,700             10,149
   EnergySouth, Inc.                                                      6,500            222,950
 * Enesco Group, Inc.                                                    20,300            219,849
   Engineered Support Systems, Inc.                                      36,781          1,949,393
 * ENGlobal Corp.                                                         1,700              3,910
 * Enherent Corp.                                                        17,400              1,609
*# Enlighten Software Solutions, Inc.                                     1,600                  2
   Ennis Business Forms, Inc.                                            23,600            348,808
 * EnPro Industries, Inc.                                                29,900            296,309
 * Entegris, Inc.                                                       108,064          1,387,542
 * Enterrasys Networks, Inc.                                            307,100          1,317,459
 * Entravision Communications Corp.                                     105,000            953,400
*# Entremed, Inc.                                                        47,500            184,775
 * Entrust, Inc.                                                         95,000            405,650
 * Environmental Elements Corp.                                           5,000              1,350
 * Environmental Technologies Corp.                                       3,700                 92
 * Environmental Tectonics Corp.                                          7,100             55,451
 * Enzo Biochem, Inc.                                                    44,866            827,778
 * Enzon Pharmaceuticals, Inc.                                           51,600            556,764
 * EP Medsystems, Inc.                                                   14,900             52,448
 * EpicEdge, Inc.                                                        21,900                985
 * Epicor Software Corp.                                                 65,842            815,782
*# Epimmune, Inc.                                                        11,800             21,594
 * EPIQ Systems, Inc.                                                    26,250            458,062
 * EPIX Medical, Inc.                                                    33,028            595,495
 * ePlus, Inc.                                                           10,300            128,750
 * ePresence, Inc.                                                       25,100             91,866
*# Equimed Inc. Nevis                                                     2,250                  0
 * Equity Marketing, Inc.                                                 5,700             78,147
 * Equity Oil Co.                                                        12,600             43,835
*# eResearch Technology, Inc.                                            54,300          1,547,550
 * Ergo Science Corp.                                                     7,150             14,300
   ESB Financial Corp.                                                   11,762            191,132
 * Escalon Medical Corp.                                                  3,200             22,560
 * Esco Technologies, Inc.                                               19,200            816,000
 * eSpeed, Inc.                                                          37,600            886,608
 * Esperion Therapeutics, Inc.                                           50,324          1,156,949
   Espey Manufacturing & Electronics
     Corp.                                                                  400              9,820
 * ESS Technology, Inc.                                                  57,600            960,768
 * Esterline Technologies Corp.                                          31,600            732,488
   Ethan Allen Interiors, Inc.                                           34,800          1,416,360
 * Ethyl Corp.                                                           24,700            503,880
 * Euronet Worldwide, Inc.                                               38,652            650,513
 * European Micro Holdings, Inc.                                          4,600                 87
 * Evans & Sutherland Computer
     Corp.                                                               10,400             48,568
 * Evans Systems, Inc.                                                    4,000                320
 * Evercel, Inc.                                                          1,666              1,916
 * Evergreen Resources, Inc.                                             58,700          1,645,361
*# Evergreen Solar, Inc.                                                 13,500             27,000
 * Everlast Worldwide, Inc.                                               1,500              4,095
   EverTrust Financial Group, Inc.                                        1,900             57,570
 * Evolving Systems, Inc.                                                12,600            215,460
*# Exabyte Corp.                                                          3,500              2,485

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Exact Sciences Corp.                                                  28,705    $       298,532
 * Exactech, Inc.                                                        10,800            170,100
 * Exar Corp.                                                            60,708          1,177,128
 * Excel Technology, Inc.                                                16,600            522,900
 * EXE Technologies, Inc.                                                 4,214             29,713
 * Exelixis, Inc.                                                       106,743            718,380
 * Exponent, Inc.                                                         6,700            152,224
   Extended Stay America, Inc.                                          106,000          1,568,800
 * Extended Systems, Inc.                                                11,100             50,505
*# Extreme Networks, Inc.                                               175,500          1,721,655
*# Exult, Inc.                                                          161,081          1,158,172
 * Ezcorp, Inc. Class A Non-Voting                                       10,800             79,812
 * Ezenia! Inc.                                                          13,600              4,760
   F.N.B. Corp.                                                          42,220          1,400,860
 * F5 Networks, Inc.                                                     40,400          1,043,128
 * Fab Industries, Inc.                                                   5,200             29,380
*# Factory 2-U Stores, Inc.                                              26,949             65,756
   Factset Research Systems, Inc.                                        37,900          1,570,955
 * Fairchild Corp. Class A                                               33,352            170,095
 * Falcon Products, Inc.                                                 11,800             55,932
*# FalconStor Software, Inc.                                             68,800            546,960
 * Famous Dave's of America, Inc.                                        16,420             81,936
 * Fargo Electronics                                                     18,600            264,492
   Farmer Brothers Co.                                                    1,900            608,000
*# Faro Technologies, Inc.                                               11,800            306,340
   FBL Financial Group, Inc. Class A                                     26,000            679,900
 * Featherlite, Inc.                                                      6,500             18,525
   Fedders Corp.                                                         44,810            281,855
   Federal Screw Works                                                    1,562             51,546
   Federal Signal Corp.                                                  72,000          1,090,800
*# Federal-Mogul Corp.                                                   57,900             16,791
 * FEI Co.                                                               32,200            773,122
 * Female Health Co.                                                      9,300             25,575
   Ferro Corp.                                                           61,200          1,389,240
   FFLC Bancorp                                                           5,400            159,840
 * Fibermark, Inc.                                                        6,900             12,282
*# Fiberstars, Inc.                                                       4,600             33,534
   Fidelity Bankshares, Inc.                                             22,184            615,606
 * Fidelity Federal Bancorp                                               2,500              3,875
   Fidelity Southern Corp.                                                8,800            121,880
 * Filenet Corp.                                                         54,787          1,434,872
 * Financial Federal Corp.                                               27,700            911,053
 * Financial Industries Corp.                                             9,762            139,206
 * Findwhat.Com                                                          32,100            486,315
*# Finisar Corp.                                                        125,496            501,984
 * Finish Line, Inc. Class A                                             28,000            857,080
 * Finishmaster, Inc.                                                       800              7,568
 * Finlay Enterprises, Inc.                                               9,400            152,750
 * Firebrand Financial Group, Inc.                                        9,100                 59
   First Albany Companies, Inc.                                           9,098            126,016
   First Aviation Services, Inc.                                          6,200             25,110
   First Bancorp                                                          6,210            192,510
 * First Cash Financial Services, Inc.                                   14,400            382,464
   First Charter Corp.                                                   44,333            902,620
   First Citizens Bancshares, Inc.                                        1,300            143,507
   First Commonwealth Financial
     Corp.                                                               88,908          1,293,611
   First Community Bancorp                                               23,500            866,680
 * First Consulting Group, Inc.                                          37,428            197,246
   First Defiance Financial Corp.                                         6,859            191,572
   First Essex Bancorp                                                    9,300            530,286
   First Federal Bancshares of Arkansas,
     Inc.                                                                 2,900    $       112,375
   First Federal Capital Corp.                                           29,731            696,597
   First Financial Bancorp                                               66,225          1,059,600
   First Financial Bankshares, Inc.                                      15,395            652,902
   First Financial Corp.                                                  2,550             75,939
   First Financial Holdings, Inc.                                        18,900            595,350
   First Franklin Corp.                                                     300              5,379
 * First Horizon Pharmaceutical Corp.                                    51,664            588,970
   First Indiana Corp.                                                   21,917            408,752
 * First Investors Financial Services
     Group, Inc.                                                          5,400             22,896
   First Keystone Financial, Inc.                                         2,000             53,500
   First M&F Corp.                                                        2,100             76,314
 * First Mariner Bank Corp.                                               4,900             83,202
   First Merchants Corp.                                                 27,708            702,398
   First Midwest Bancorp, Inc.                                            7,375            237,622
   First Midwest Financial, Inc.                                          2,400             53,760
   First Mutual Bancshares, Inc.                                          4,558            113,449
   First Niagara Financial Group, Inc.                                  106,185          1,612,950
   First Oak Brook Bancshares, Inc.
     Class A                                                              3,150             97,965
   First Place Financial Corp.                                           19,051            352,062
   First Republic Bank                                                   19,950            743,137
   First SecurityFed Financial, Inc.                                      4,400            135,472
   First Sentinel Bancorp, Inc.                                          41,508            787,822
   First State Bancorporation                                            10,576            364,766
   First United Corp.                                                     3,500             86,030
 * First Virtual Communications, Inc.                                     4,150              9,379
   First Years, Inc.                                                      8,100            111,456
   Firstbank Corp.                                                        2,700             86,400
   FirstBank NW Corp.                                                     2,928             89,568
 * FirstCity Financial Corp.                                              7,900             48,972
   FirstFed America Bancorp, Inc.                                        12,352            321,893
 * FirstFed Financial Corp.                                              25,500          1,198,500
 * Firstwave Technologies, Inc.                                           2,600             13,026
 * Fischer Imaging Corp.                                                  9,100             41,405
   Flag Financial Corp.                                                   6,500             85,442
 # Flagstar Bancorp, Inc.                                                70,500          1,560,165
   Flamemaster Corp.                                                        247              1,660
 * Flanders Corp.                                                        39,060            218,345
*# Fleetwood Enterprises, Inc.                                           57,900            588,843
 # Fleming Companies, Inc.                                               18,882                214
   Flexsteel Industries, Inc.                                             6,100            124,989
*# Flir Systems, Inc.                                                    51,800          1,785,028
 * Florida Banks, Inc.                                                    5,700             90,630
   Florida East Coast Industries, Inc.                                   21,900            667,950
   Florida Public Utilities Co.                                           3,866             61,547
   Florida Rock Industries, Inc.                                         34,300          1,972,250
   FloridaFirst Bancorp                                                   2,400             67,680
 * Flow International Corp.                                              23,000             80,753
   Flowers Foods, Inc.                                                   67,725          1,767,622
 * Flowserve Corp.                                                       82,900          1,764,112
   Flushing Financial Corp.                                              18,831            512,203
*# FMC Corp.                                                             52,900          1,583,826
   FMS Financial Corp.                                                    3,300             64,482
   FNB Corp.                                                              2,700             61,884
   FNB Financial Services Corp.                                           2,100             47,922
 * Foamex International, Inc.                                            36,600            163,236
 * FOCUS Enhancements, Inc.                                               3,132              6,702
 * Foodarama Supermarkets, Inc.                                           1,100             28,325

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Foothill Independent Bancorp                                           6,014    $       137,119
 * Footstar, Inc.                                                        28,200            141,846
   Forest City Enterprises, Inc.
     Class B                                                              4,500            212,625
 * Forest Oil Corp.                                                      67,470          1,690,123
 * Forgent Networks, Inc.                                                36,900            124,353
 * Forrester Research, Inc.                                              33,684            618,438
 * Forward Air Corp., Inc.                                               31,950            908,658
 * Fossil, Inc.                                                          62,812          1,830,970
 * Foster (L.B.) Co. Class A                                             10,000             60,000
*# Foster Wheeler, Ltd.                                                  40,600             35,728
 * Fotoball USA, Inc.                                                     3,600             14,904
 * Fountain Powerboat Industries, Inc.                                    4,700             14,805
*# FPIC Insurance Group, Inc.                                            13,946            291,471
   Frankfort First Bancorp, Inc.                                            850             17,425
   Franklin Bancorp, Inc.                                                 3,489             71,891
 * Franklin Covey Co.                                                    19,300             29,529
   Franklin Electric Co., Inc.                                           10,800            676,620
 * Franklin Electronic Publishers, Inc.                                   7,900             23,700
 # Fred's, Inc.                                                          50,250          1,675,837
 * FreeMarkets, Inc.                                                     63,000            379,890
 # Fremont General Corp.                                                106,100          1,854,628
   Frequency Electronics, Inc.                                            8,300             86,735
   Fresh Brands, Inc.                                                     5,100             55,539
 * Fresh Choice, Inc.                                                     5,900             11,505
 * Friede Goldman Halter, Inc.                                            1,083                  1
   Friedman Industries, Inc.                                              6,158             18,967
   Friedmans, Inc. Class A                                               31,140            212,686
 * Friendly Ice Cream Corp.                                               7,300             79,351
   Frisch's Restaurants, Inc.                                             4,900            131,320
 * Frontier Airlines, Inc.                                               52,161            843,965
   Frontier Oil Corp.                                                    38,400            664,320
 * Frozen Food Express Industries, Inc.                                  16,607            110,270
   FSF Financial Corp.                                                    2,300             69,575
 * FSI International, Inc.                                               44,500            292,810
 * FTD, Inc.                                                              2,000             49,240
*# FTI Consulting, Inc.                                                  62,525          1,373,674
*# FuelCell Energy, Inc.                                                 59,054            794,867
   Fuller (H.B.) Co.                                                     42,409          1,131,048
*# FX Energy, Inc.                                                       19,400             97,000
   G & K Services, Inc. Class A                                          28,500          1,032,270
 * G-III Apparel Group, Ltd.                                              6,700             70,015
   GA Financial, Inc.                                                     5,300            152,322
   Gabelli Asset Management, Inc.                                         9,800            367,500
 * Gadzooks, Inc.                                                        13,600             65,960
 * Gaiam, Inc.                                                            5,500             30,299
 * Galaxy Nutritional Foods, Inc.                                        11,500             31,855
 * Galey & Lord, Inc.                                                     9,600                 67
*# Galyan's Trading Co.                                                  24,937            332,909
 * GameStop Corp.                                                        31,400            507,110
 * GameTech International, Inc.                                          11,100             42,513
 * Garden Fresh Restaurant Corp.                                          5,700             84,246
*# Gardenburger, Inc.                                                     4,000                980
 * Gardner Denver Machinery, Inc.                                        23,588            550,072
 * Gartner Group, Inc.                                                   80,500          1,040,060
 * Gateway, Inc.                                                        148,600            662,756
   GATX Corp.                                                            71,700          1,742,310
 * Gaylord Entertainment Co.                                             55,963          1,683,927
   GB & T Bancshares, Inc.                                                  700             16,261
 * GC Companies, Inc.                                                       200                 83
 * Gehl Co.                                                               5,400             83,165
 * Genaera Corp.                                                         23,000    $        88,090
 * Genaissance Pharmaceuticals, Inc.                                     34,000             99,246
   Gencorp, Inc.                                                         66,011            660,770
 * Gene Logic, Inc.                                                      66,682            324,741
 * Genecor International, Inc.                                           88,308          1,397,033
 * Genelabs Technologies, Inc.                                           49,600             94,240
 * General Binding Corp.                                                 13,300            247,513
 * General Cable Corp.                                                   49,700            418,971
 * General Communications, Inc.
     Class A                                                             77,200            675,500
 * General DataComm Industries, Inc.                                      1,310              2,365
 * General Employment Enterprises,
     Inc.                                                                 3,100              4,479
 * Genesco, Inc.                                                         32,600            528,120
 * Genesee & Wyoming, Inc.                                               18,500            467,310
 * Genesee Corp. Class B                                                    200                738
 * Genesis Health                                                        51,500          1,617,615
 * Genesis Microchip, Inc.                                               37,462            691,174
 * Geneva Financial Corp.                                                 2,600              2,340
 * Genlyte Group, Inc.                                                   18,900            999,054
*# Genome Therapeutics Corp.                                             39,000            118,131
*# Genta, Inc.                                                           79,400            797,970
 * Gentek, Inc.                                                          10,900                 44
 * Gentiva Health Services, Inc.                                         13,950            182,326
*# Genus, Inc.                                                           48,321            343,079
 * GenVec, Inc.                                                          75,219            268,532
   Georgia Gulf Corp.                                                    48,700          1,386,976
 * Gerber Scientific, Inc.                                               33,000            274,230
 * Geron Corp.                                                           57,509            702,760
   Getty Realty Corp. (Holding Co.)                                       3,900             97,617
   Gevity HR, Inc.                                                       27,400            616,500
 * Giant Group, Ltd.                                                      2,200              4,400
 * Giant Industries, Inc.                                                12,300            150,060
   Gibraltar Steel Corp.                                                 18,600            453,468
 * Giga-Tronics, Inc.                                                     4,600              9,775
   Glacier Bancorp, Inc.                                                 29,048            919,950
 * Glacier Water Services, Inc.                                           3,600             72,864
   Glatfelter (P.H.) Co.                                                 64,400            771,512
 * Glenayre Technologies, Inc.                                           96,927            289,812
 * Global e-Point, Inc.                                                   3,008             15,160
 * Global Imaging Systems, Inc.                                          32,200            943,782
 * Global Payment Technologies, Inc.                                      5,500             18,562
 * Global Power Equipment Group,
     Inc.                                                                66,900            420,801
 * Globecomm Systems, Inc.                                               16,500            115,500
 * GlobespanVirata, Inc.                                                200,028          1,228,172
 * Glowpoint, Inc.                                                       40,750             75,795
*# GoAmerica, Inc.                                                       43,600             23,108
   Gold Banc Corp.                                                       58,365            770,418
   Golden Enterprises, Inc.                                              11,800             30,208
 * Golden State Vintners, Inc.                                            5,100             15,963
 * Good Guys, Inc.                                                       31,100             63,444
 * Goodrich Petroleum Corp.                                               9,000             46,350
*# Goodyear Tire & Rubber Co.                                           155,900          1,052,325
   Goody's Family Clothing, Inc.                                         43,942            466,664
   Gorman-Rupp Co.                                                        7,975            190,602
 * Gottschalks, Inc.                                                     12,700             49,022
 * GP Strategies Corp.                                                   14,560            107,016
 * Gradco Systems, Inc.                                                     230              2,225
 * Graftech International, Ltd.                                         134,300          1,590,112
   Graham Corp.                                                           1,000              9,030

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Granite Construction, Inc.                                            62,300    $     1,373,715
 * Graphic Packaging Corp.                                               37,700            133,458
   Gray Television, Inc.                                                 56,360            730,426
   Gray Television, Inc. Class A                                          6,800             89,216
 * Great American Financial Resources,
     Inc.                                                                 9,900            149,985
 * Great Atlantic & Pacific Tea Co., Inc.                                57,800            439,280
 # Great Lakes Chemical Corp.                                            75,800          1,721,418
   Great Southern Bancorp, Inc.                                           6,800            290,700
 # Greater Bay Bancorp                                                   72,446          1,883,596
   Greater Communications Bancorp                                         3,600             64,872
 * Green Mountain Coffee, Inc.                                            9,600            223,104
   Green Mountain Power Corp.                                             6,800            154,632
*# Greenbriar Corp.                                                         674              2,123
 * Greenbrier Companies, Inc.                                            14,100            204,027
   Greene County Bancshares, Inc.                                         1,900             45,600
 * Greens Worldwide, Inc.                                                 2,502                 88
   Grey Global Group, Inc.                                                  200            136,433
 * Grey Wolf, Inc.                                                      296,200          1,004,118
 * GRIC Communications, Inc.                                             40,100            249,021
 * Griffin Land & Nurseries, Inc.
     Class A                                                              2,200             31,834
 * Griffon Corp.                                                         44,380            866,298
 * Gristede's Foods, Inc.                                                 1,200              1,218
 * Group 1 Automotive, Inc.                                              34,000          1,179,800
 * Group 1 Software, Inc.                                                16,450            293,468
 * Grubb & Ellis Co.                                                     14,900             13,857
 * GSI Commerce, Inc.                                                    61,000            597,800
*# GSV, Inc.                                                              1,800                220
 * GTC Biotherapeutics, Inc.                                             39,598            109,290
 * GTSI Corp.                                                            11,500            138,575
   Guaranty Bancshares, Inc.                                              3,000             61,950
   Guaranty Federal Bancshares, Inc.                                      3,000             58,155
   Guaranty Financial Corp.                                               1,000             20,005
 * Guess, Inc.                                                           64,800            920,160
 * Guilford Mills, Inc.                                                     533              6,396
*# Guilford Pharmaceuticals, Inc.                                        43,447            296,743
 * Guitar Center, Inc.                                                   34,800          1,011,636
 * Gulf Island Fabrication, Inc.                                         17,137            305,039
 * Gulfmark Offshore, Inc.                                               19,800            277,794
 * Gundle/SLT Environmental, Inc.                                        11,000            212,850
 * Gymboree Corp.                                                        44,400            755,244
 * Ha-Lo Industries, Inc.                                                64,900                 71
 * Haemonetics Corp.                                                     36,100            824,524
   Haggar Corp.                                                           6,300            109,242
 * Hain Celestial Group, Inc.                                            51,088          1,178,600
 * Halifax Corp.                                                          1,000              5,070
 * Hall Kinion Associates, Inc.                                          18,000             73,782
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                              5,200             35,594
 * Hampshire Group, Ltd.                                                  4,000            124,120
   Hancock Fabrics, Inc.                                                 28,000            397,600
   Hancock Holding Co.                                                   20,150          1,153,587
   Handleman Co.                                                         36,523            642,805
 * Hanger Orthopedic Group, Inc.                                         31,100            525,590
   Hanmi Financial Corp.                                                  5,500            113,685
 * Hanover Compressor Co.                                               121,600          1,157,632
   Harbor Florida Bancshares, Inc.                                       35,698          1,083,434
   Hardinge, Inc.                                                         8,800             91,080
   Harland (John H.) Co.                                                 42,000          1,150,800
   Harleysville Group, Inc.                                              43,667            855,873
   Harleysville National Corp.                                           35,207    $     1,083,671
 * Harmonic, Inc.                                                       101,660            883,425
 * Harolds Stores, Inc.                                                   2,308              8,540
 * Harris Interactive, Inc.                                              83,200            574,080
   Harrodsburg First Financial Bancorp,
     Inc.                                                                 1,100             24,387
 * Hartmarx Corp.                                                        33,600            144,480
 * Harvard Bioscience, Inc.                                              44,300            318,960
 * Harvest Natural Resources, Inc.                                       52,900            391,989
 * Hastings Entertainment, Inc.                                          11,300             50,285
 * Hastings Manufacturing Co.                                               700              3,017
 * Hauppauge Digital, Inc.                                                8,800             23,496
 * Hauser, Inc.                                                           5,050                252
   Haverty Furniture Co., Inc.                                           15,700            335,352
   Haverty Furniture Co., Inc. Class A                                      400              8,780
 * Hawaiian Holdings, Inc.                                               29,875             82,156
 * Hawk Corp.                                                             8,500             28,985
   Hawkins, Inc.                                                         10,200            134,742
 * Hawthorne Financial Corp.                                             16,800            452,760
 * Headwaters, Inc.                                                      41,700            795,636
 * Headway Corporate Resources,
     Inc.                                                                12,000                 90
 * HealthAxis, Inc.                                                         750              2,137
   Healthcare Services Group, Inc.                                       11,100            219,669
 * HealthExtras, Inc.                                                    48,650            612,990
   Heartland Express, Inc.                                               59,573          1,445,837
 * Hecla Mining Co.                                                     164,600          1,221,332
 * Hector Communications Corp.                                            3,500             49,157
 * HEI, Inc.                                                              6,000             18,000
   Heico Corp.                                                           13,800            254,886
   Heico Corp. Class A                                                    5,532             81,874
 * Heidrick & Struggles International,
     Inc.                                                                27,400            658,970
   Helix Technology Corp.                                                39,100            848,470
   Helmerich & Payne, Inc.                                               18,600            448,260
*# Hemispherx Biopharma, Inc.                                            56,500            145,770
   Henry Jack & Associates, Inc.                                         44,242            916,694
 * Hercules, Inc.                                                       166,300          1,669,652
 * Heritage Commerce Corp.                                                2,800             35,000
   Heritage Financial Corp.                                               7,500            165,075
 * Herley Industries, Inc.                                               21,000            405,720
 * Hexcel Corp.                                                          58,000            402,520
   HF Financial Corp.                                                     3,300             59,400
*# Hi-Shear Technology Corp.                                              8,600             23,564
 * Hi-Tech Pharmacal, Inc.                                               10,850            220,038
 * HI/FN, Inc.                                                           10,400            114,608
 * Hibbett Sporting Goods, Inc.                                          23,100            716,562
   Hickory Tech Corp.                                                    13,900            168,190
 # Hilb Rogal Hamilton Co.                                               53,600          1,559,760
 * Hines Horticulture, Inc.                                              22,000             90,860
   Hirsch International Corp. Class A                                     3,300              3,597
 * HMI Industries, Inc.                                                   2,200              1,815
   HMN Financial, Inc.                                                    4,400            108,416
 * HMS Holdings Corp.                                                    27,595            118,383
 * Hoenig Group Escrow                                                    7,900              1,817
 * Holiday RV Superstores, Inc.                                             930                  5
 # Hollinger International, Inc. Class A                                100,900          1,605,319
 * Hollis-Eden Pharmaceuticals, Inc.                                     28,600            392,678
   Holly Corp.                                                           18,600            494,016
 * Hollywood Entertainment Corp.                                         85,373          1,166,195
 * Hollywood Media Corp.                                                 28,500             63,840

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Hologic, Inc.                                                         29,700    $       446,688
   Home Federal Bancorp                                                   4,300            123,001
   Home Loan Financial Corp.                                              1,700             34,000
 * Home Products International, Inc.                                      7,800             10,374
 * Homegold Financial, Inc.                                               6,100                 49
 * HomeStore, Inc.                                                       10,700             37,557
   Hooper Holmes, Inc.                                                  101,200            620,356
   HopFed Bancorp, Inc.                                                   2,100             37,086
   Horace Mann Educators Corp.                                           59,038            797,603
   Horizon Financial Corp.                                               15,465            273,576
 * Horizon Health Corp.                                                   9,900            226,116
 * Horizon Offshore, Inc.                                                39,600            177,408
 * Horizon Organic Holding Corp.                                         13,400            320,796
 * Hot Topic, Inc.                                                       66,200          1,972,760
 * Houston Exploration Co.                                               45,297          1,545,081
 * Hovnanian Enterprises, Inc.
     Class B                                                              1,150            106,087
 * HPSC, Inc.                                                             2,100             29,988
 * Hub Group, Inc. Class A                                                7,000            112,280
 * Hudson Highland Group, Inc.                                            2,130             42,983
   Hudson River Bancorp, Inc.                                            22,082            767,570
 * Hudson Technologies, Inc.                                              5,100              4,335
 * Huffy Corp.                                                           22,505            153,709
   Hughes Supply, Inc.                                                   35,269          1,611,793
   Humboldt Bancorp                                                      18,165            317,343
 * Hurco Companies, Inc.                                                  5,600             16,240
 * Hutchinson Technology, Inc.                                           38,800          1,263,716
 * Huttig Building Products, Inc.                                         5,300             14,310
 * Hycor Biomedical, Inc.                                                 8,000             33,360
 * Hydril Co.                                                            23,200            553,784
 * Hypercom Corp.                                                        74,200            377,678
 * HyperFeed Technologies, Inc.                                           1,450              8,555
 * Hyperion Solutions Corp                                               56,024          1,858,876
 * I-many, Inc.                                                          47,900             45,505
 * I-Stat Corp.                                                          30,200            380,520
 * I-Trax Inc.                                                            9,200             27,140
 * I.C. Isaacs & Co., Inc.                                                7,200              5,580
   Iberiabank Corp.                                                       8,000            463,840
 * Ibis Technology Corp.                                                 14,800            240,500
*# icad, Inc.                                                             3,600             20,520
 * Ico, Inc.                                                             14,320             17,327
 * ICT Group, Inc.                                                       17,923            241,244
*# ICU Medical, Inc.                                                     20,350            693,731
   Idacorp, Inc.                                                         57,300          1,684,620
 * Identix, Inc.                                                        128,612            666,210
   Idex Corp.                                                            42,200          1,666,056
*# IDEXX Laboratories, Inc.                                              26,400          1,250,040
 * iDine Rewards Network, Inc.                                           34,100            371,690
 * IDT Corp.                                                             34,478            648,186
 * IDT Corp. Class B                                                     29,500            570,235
 * IDX Systems Corp.                                                     44,051          1,127,706
 * iGate Capital Corp.                                                   77,112            490,432
 * IGEN, Inc.                                                            30,900          1,825,881
 * IGI, Inc.                                                              2,100              3,549
 * Igo Escrow Share                                                       4,100                  0
   IHOP Corp.                                                            32,200          1,255,800
 * II-VI, Inc.                                                           21,370            486,381
   Ikon Office Solutions, Inc.                                          149,560          1,266,773
 * ILEX Oncology, Inc.                                                   58,300          1,216,721
 * Illumina, Inc.                                                        47,961            329,012
   ILX Resorts, Inc.                                                      2,900             20,010
 * Image Entertainment, Inc.                                             27,400    $       134,260
*# ImageWare Systems, Inc.                                                5,500             13,585
 # Imation Corp.                                                          9,900            336,105
 # IMC Global, Inc.                                                     172,658          1,255,224
 * IMCO Recycling, Inc.                                                  22,500            169,875
 * Immersion Corp.                                                       29,800            157,940
 * Immucor, Inc.                                                         36,875            851,812
 * ImmunoGen, Inc.                                                       60,853            287,835
 * Immunomedics, Inc.                                                    74,800            288,728
 * IMPAC Medical Systems, Inc.                                           10,400            257,296
*# Impath, Inc.                                                          21,600             65,880
 * Impax Laboratoroes, Inc.                                              78,844          1,111,700
 * Impco Technologies, Inc.                                              24,700            161,785
 * Imperial Sugar Co.                                                     4,420             49,018
*# Imperial Sugar Company                                                14,551                  0
 * Implant Sciences Corp.                                                 8,700             65,598
 * Impreso, Inc.                                                          5,300              9,699
 * Incyte Genomics, Inc.                                                107,930            652,976
   Independence Holding Co.                                               2,750             63,126
   Independent Bank Corp. MA                                             21,900            640,575
   Independent Bank Corp. MI                                             28,786            839,112
 * Indevus Pharmaceuticals, Inc.                                         70,594            400,974
 * Index Development Partners, Inc.                                       9,800                392
 * Indus International, Inc.                                             34,900            104,700
 * Industrial Distribution Group, Inc.                                    8,700             41,325
 * Inet Technologies, Inc.                                               58,057            745,452
 * Infinity, Inc.                                                        11,398             42,742
*# Infocrossing, Inc.                                                     5,300             52,942
 * InFocus Corp.                                                         59,189            468,777
 * Infonet Services Corp.                                                98,800            187,720
 * Informatica Corp.                                                    119,800          1,351,344
*# Information Architects Corp.                                           1,080                 97
 * Information Holdings, Inc.                                            30,900            687,525
 * Information Resources, Inc.                                            3,600             17,640
 * Inforte Corp.                                                         16,400            141,040
 * InfoSpace, Inc.                                                       46,946          1,232,332
 * infoUSA, Inc.                                                         76,762            652,477
   Ingles Market, Inc. Class A                                           14,800            149,480
 * Inkine Pharmaceutical Co., Inc.                                       21,400            111,922
 * Innodata Corp.                                                        20,300             84,245
 * Innotrac Corp.                                                        11,600            105,444
 * Innovative Clinical Solutions, Ltd.                                      968                  8
 * Innovative Gaming Corp.                                                  830                 12
 * Innovative Solutions & Support, Inc.                                  12,700            190,246
 * Innovex, Inc.                                                         27,200            255,680
 * Input/Output, Inc.                                                    76,800            300,288
 * Insight Communications Co., Inc.                                      73,575            716,620
 * Insight Enterprises, Inc.                                             69,279          1,295,517
 * Insightful Corp.                                                       6,300             14,301
 * Insignia Systems, Inc.                                                17,250             39,847
 * Insilco Holding Co.                                                      192                 48
 * Insite Vision, Inc.                                                   18,000              7,200
 * Insituform East, Inc.                                                  1,700              2,584
 * Insituform Technologies, Inc.
     Class A                                                             39,719            597,771
 * Insmed, Inc.                                                          56,718            167,885
 * Inspire Pharmaceuticals, Inc.                                         47,580            823,134
 * Insteel Industries, Inc.                                               4,700              3,995
 * Instinet Group, Inc.                                                  38,600            206,896
 * Insurance Auto Auctions, Inc.                                         17,279            219,443
 * InsWeb Corp.                                                           1,633              8,165

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Integra Bank Corp.                                                    25,183    $       562,840
 * Integra Lifesciences Corp.                                            40,100          1,258,739
 * Integral Systems, Inc.                                                 9,200            197,248
 * Integral Vision, Inc.                                                  3,300                577
 * IntegraMed America, Inc.                                               3,100             19,778
 * Integrated Bio                                                         9,500             92,150
 * Integrated Device Technology, Inc.                                    69,483          1,309,755
 * Integrated Electrical Services, Inc.                                  54,300            425,712
 * Integrated Information Systems, Inc.                                     820                287
 * Integrated Silicon Solution, Inc.                                     41,800            781,660
 * Integrated Telecom Express, Inc.                                         600                  0
 * Integrity Media, Inc.                                                  1,900             11,400
*# Intelli-Check, Inc.                                                   12,500             83,750
 * Intellidata Technologies Corp.                                        69,500            114,675
 * Intelligent Systems Corp.                                              4,500              8,190
 * Intelligroup, Inc.                                                    16,100             85,008
   Inter Parfums, Inc.                                                   18,550            377,307
 * Interactive Data Corp.                                                58,013            977,519
 * Interactive Intelligence, Inc.                                        15,300             86,292
 * InterCept Group, Inc.                                                 30,300            320,271
   Interchange Financial Services
     Corp.                                                               12,600            289,296
 * Interdigital Communications Corp.                                     84,500          1,730,560
 * Interep National Radio Sales, Inc.                                     4,600              9,798
 * Interface, Inc. Class A                                               69,757            396,917
 * Interferon Scientific, Inc.                                            2,435                 89
*# Intergraph Corp.                                                      67,600          1,717,040
 * Interland, Inc.                                                       18,610            127,478
 * Interlink Electronics, Inc.                                            9,700             67,900
 * Intermagnetics General Corp.                                          25,095            565,390
   Intermet Corp.                                                        38,400            187,008
*# InterMune, Inc.                                                       47,700          1,006,947
   International Aluminum Corp.                                           2,100             53,550
 * International Microcomputer
     Software, Inc.                                                       5,100              6,783
 * International Multifoods Corp.                                        29,000            517,070
 * International Remote Imaging
     Systems, Inc.                                                       10,100             50,399
 * International Shipholding Corp.                                        6,100             82,350
 * Internet Commerce Corp.                                                4,000              3,840
 * Internet Pictures Corp.                                                4,350              9,657
 * Internet Security Systems, Inc.                                       74,700          1,267,659
 * Interphase Corp.                                                       5,400             92,340
   Interpool, Inc.                                                       38,000            577,600
 * Interpore International, Inc.                                         26,700            325,206
   Interstate Bakeries Corp.                                             65,700          1,034,775
 * Interstate Hotels & Resorts, Inc.                                     23,840            128,259
   Inter-Tel, Inc.                                                       37,500            907,500
 * Intervoice, Inc.                                                      50,618            529,464
 * Interwoven, Inc.                                                      56,207            841,990
 * Intest Corp.                                                           8,600             48,504
 * Intevac, Inc.                                                         12,000            203,880
 * Intrado, Inc.                                                         23,600            470,820
 * Intraware, Inc.                                                       14,200             30,956
 * Introgen Therapeutics, Inc.                                           34,975            245,524
 * Intrusion, Inc.                                                       16,200             12,150
 * Intuitive Surgical, Inc.                                               3,908             59,675
   Invacare Corp.                                                        42,900          1,673,100
 * Inveresk Resh                                                         25,507            561,409
 * Inverness Medical Innovations, Inc.                                    7,461            176,826
 * Investment Technology Group, Inc.                                     70,700          1,251,390
 * INVESTools, Inc.                                                       4,283    $         5,825
   Investors Title Co.                                                    1,400             42,840
 * Invision Technologies, Inc.                                           25,400            757,428
 * Invivo Corp.                                                           6,600            139,663
 * Iomed, Inc.                                                            7,200             16,200
   Iomega Corp.                                                          76,295            418,860
 * Ion Networks, Inc.                                                     6,500                325
 * Ionics, Inc.                                                          26,300            845,545
 * Iridex Corp.                                                           6,800             37,298
   Irwin Financial Corp.                                                 41,200          1,246,712
   Isco, Inc.                                                             5,635             54,885
 * Isis Pharmaceuticals, Inc.                                            83,300            498,967
*# Island Pacific, Inc.                                                  55,300            122,766
 * Isle of Capri Casinos, Inc.                                           53,200          1,072,033
*# Isolagen Inc.                                                         14,800             98,124
 * Iteris Holdings, Inc.                                                    300                615
 * ITLA Capital Corp.                                                     5,800            291,276
 * Itron, Inc.                                                           30,700            589,133
 * ITXC Corp.                                                            45,200            178,540
 * Ixia                                                                  93,400          1,189,916
 * IXYS Corp.                                                            49,124            412,642
 * J & J Snack Foods Corp.                                               12,200            439,200
 * J Net Enterprises, Inc.                                                8,400              9,660
 * J. Alexander's Corp.                                                   6,700             50,250
 * J. Jill Group, Inc.                                                   29,400            374,556
 * j2 Global Communication, Inc.                                         34,332            975,715
 * Jack in the Box, Inc.                                                 54,000          1,125,900
 # Jacksonville Bancorp, Inc.                                             1,600             59,768
 * Jaclyn, Inc.                                                           1,300              6,175
 * Jaco Electronics, Inc.                                                 5,659             39,899
 * Jacuzzi Brands, Inc.                                                 112,378            724,838
 * Jakks Pacific, Inc.                                                   36,923            501,784
 * Jarden Corp.                                                          39,150          1,059,007
 * JDA Software Group, Inc.                                              42,812            780,035
   Jefferies Group, Inc.                                                 49,900          1,560,872
 * Jennifer Convertibles, Inc.                                            1,300              4,355
   JLG Industries, Inc.                                                  65,100            979,104
 * JLM Industries, Inc.                                                   6,500              8,937
 * JMAR Industries, Inc.                                                 23,700             38,631
 * Jo-Ann Stores, Inc.                                                    8,575            171,929
 * Johnson Outdoors, Inc.                                                 6,700             96,815
 * Jones Lang LaSalle, Inc.                                              46,800            980,460
 * Jos. A. Bank Clothiers, Inc.                                          10,000            412,100
 * Joule, Inc.                                                            1,500              2,272
 * Journal Register Co.                                                  61,500          1,226,925
 * Joy Global, Inc.                                                      73,200          1,537,200
 * JPS Industries, Inc.                                                   9,200             20,056
 * Juno Lighting, Inc.                                                      980             21,442
 * Jupitermedia Corp.                                                    28,080            141,804
   K Swiss, Inc. Class A                                                 18,300            891,393
 * K-Tel International, Inc.                                              3,800                237
 * K-Tron International, Inc.                                             2,400             40,704
 * K-V Pharmaceutical Co. Class A                                        46,050          1,201,905
 * K-V Pharmaceutical Co. Class B                                        15,375            406,054
 * K2, Inc.                                                              42,462            649,669
 * Kadant, Inc.                                                          20,420            366,539
 * Kaiser Aluminum Corp.                                                 80,100              6,408
   Kaman Corp. Class A                                                   34,200            440,154
*# Kansas City Southern Industries,
     Inc.                                                                92,600          1,231,580
 * Katy Industries, Inc.                                                  8,300             51,045

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Kaydon Corp.                                                          42,100    $     1,028,082
 * KBK Capital Corp.                                                      2,200              4,290
 * KCS Energy, Inc.                                                      57,400            520,044
 * Keane, Inc.                                                           98,164          1,384,112
 * Keith Companies, Inc.                                                  9,600            136,896
   Keithley Instruments, Inc.                                            19,800            357,390
   Kellwood Co.                                                          39,776          1,521,034
   Kelly Services, Inc.                                                  49,905          1,421,294
 * Kemet Corp.                                                          134,823          1,779,664
 * Kendle International, Inc.                                            18,903            129,486
   Kennametal, Inc.                                                      35,200          1,353,088
 * Kennedy-Wilson, Inc.                                                   8,800             53,152
 * Kensey Nash Corp.                                                     17,200            361,716
*# Keravision, Inc.                                                       7,400                  7
   Kewaunee Scientific Corp.                                              2,000             22,600
 * Key Energy Group, Inc.                                               183,400          1,670,774
 * Key Technology, Inc.                                                   4,700             65,424
 * Key Tronic Corp.                                                       8,600             18,395
 * Keynote Systems, Inc.                                                 18,600            229,524
 * Keystone Automotive Industries,
     Inc.                                                                22,240            541,989
 * Keystone Consolidated Industries,
     Inc.                                                                 2,100                262
 * Kforce, Inc.                                                          46,100            389,545
 * KFX, Inc.                                                             70,100            419,899
   Kimball International, Inc. Class B                                   35,200            521,664
 * Kindred Healthcare, Inc.                                              26,500          1,367,135
 * Kirby Corp.                                                           36,200          1,086,000
 * Kirklands, Inc.                                                       17,200            359,480
 * Kit Manufacturing Co.                                                    300                  0
   Klamath First Bancorp, Inc.                                            6,800            174,420
   Knape & Vogt Manufacturing Co.                                         2,290             25,785
 * Knight Trading Group, Inc.                                            50,956            735,295
 * Knight Transportation, Inc.                                           56,025          1,357,486
 * Koala Corp.                                                            6,500                747
 * Komag Inc.                                                            34,709            572,351
 * Kontron Mobile Computing, Inc.                                         8,900              3,355
 * Kopin Corp.                                                          103,587            733,396
 * Korn/Ferry International                                              56,400            565,692
*# Kos Pharmaceuticals, Inc.                                             32,100          1,428,450
 * Kosan Biosciences, Inc.                                               37,224            354,000
   Koss Corp.                                                             3,600             65,880
 * Kroll, Inc.                                                           62,560          1,498,312
 * Kronos, Inc.                                                          38,900          1,523,713
 * Kulicke & Soffa Industries, Inc.                                      75,034          1,236,560
 * KVH Industries, Inc.                                                  17,300            545,642
 * Kyphon, Inc.                                                          57,700          1,580,980
 * La Jolla Pharmceutical Co.                                            76,200            220,980
   La-Z-Boy, Inc.                                                        82,000          1,656,400
 * LaBarge, Inc.                                                         15,700             98,125
 * LabOne, Inc.                                                          17,650            511,674
 * Labor Ready, Inc.                                                     60,800            693,120
   Labranche & Co., Inc.                                                 54,800            453,196
   Laclede Group, Inc.                                                   28,000            819,000
 * LaCrosse Footwear, Inc.                                                5,800             31,900
   Ladish Co., Inc.                                                      19,500            160,095
   Lakeland Bancorp, Inc.                                                13,119            209,904
 * Lakeland Industries, Inc.                                              2,420             31,291
 * Lakes Entertainment, Inc.                                             10,975            158,029
 * Lamson & Sessions Co.                                                 20,000            117,000
   Lance, Inc.                                                           62,400            874,224
 * Lancer Corp.                                                           9,325    $        51,194
   Landamerica Financial Group, Inc.                                     27,900          1,434,060
   Landauer, Inc.                                                        12,400            466,240
 * Landec Corp.                                                          31,790            206,635
   Landry's Restaurants, Inc.                                            41,400          1,015,128
 * Landstar Systems, Inc.                                                36,400          1,310,400
 * Lannet Co., Inc.                                                      30,030            538,138
 * Lantronix, Inc.                                                       15,000             16,800
 * Larscom, Inc.                                                          1,157              5,854
 * Laserscope                                                            25,950            415,200
 * Latitude Communications, Inc.                                         28,400            110,760
 * Lattice Semiconductor Corp.                                          165,266          1,565,069
   Lawson Products, Inc.                                                  9,600            325,728
 * Lawson Software, Inc.                                                146,808          1,239,060
 * Layne Christensen Co.                                                 11,600            120,640
 * Lazare Kaplan International, Inc.                                      8,700             58,725
 * LCA-Vision, Inc.                                                      16,150            270,997
 * LCC International, Inc. Class A                                       21,900            107,529
 * Learning Tree International, Inc.                                     25,600            444,672
 * Lecroy Corp.                                                          10,100            168,670
 * Lectec Corp.                                                           3,900              1,950
   Leesport Financial Corp.                                                 525             12,758
   Lennox International, Inc.                                            87,905          1,494,385
 * Lesco, Inc.                                                           18,300            233,691
*# Level 8 Systems, Inc.                                                  4,629              1,805
 * Lexar Media, Inc.                                                     87,097          1,860,392
 * Lexent, Inc.                                                          39,200             57,232
 * Lexicon Genetics, Inc.                                                91,200            478,800
   Libbey, Inc.                                                          20,400            597,924
 * Liberate Technologies, Inc.                                          106,300            390,653
   Liberty Corp.                                                         27,300          1,213,485
   Liberty Homes, Inc. Class A                                              200              1,020
 * Lifecell Corp.                                                        37,700            211,120
 * Lifecore Biomedical, Inc.                                             19,300            129,310
 * Lifeline Systems, Inc.                                                 4,100            143,500
 # Lifetime Hoan Corp.                                                   15,862            222,068
 * Ligand Pharmaceuticals, Inc.
     Class B                                                            103,477          1,384,522
 * Lightbridge, Inc.                                                     40,121            386,365
 * Lightning Rod Software, Inc.                                             580                696
 * LightPath Technologies, Inc.                                           1,850              5,421
 * Lin TV Corp.                                                          39,300            882,285
   Lincoln Electric Holdings                                             62,062          1,571,410
   Lindsay Manufacturer Co.                                              17,600            428,912
*# Linens 'n Things, Inc.                                                66,300          1,949,883
 * Lionbridge Technologies, Inc.                                         31,197            336,928
 * Lipid Sciences, Inc.                                                  10,258             25,440
   Liquid Audio, Inc.                                                    19,100              5,253
*# Liquidmetal Technologies, Inc.                                         5,500             11,550
   Lithia Motors, Inc. Class A                                           20,910            518,986
 * Littlefuse, Inc.                                                      32,500            968,175
 * LMI Aerospace, Inc.                                                    7,900             14,141
   LNB Bancorp, Inc.                                                      1,200             25,020
 # LNR Property Corp.                                                    29,900          1,323,075
 * Local Financial Corp.                                                  9,500            188,765
 * Lodgenet Entertainment Corp.                                          18,900            341,145
 * Lodgian, Inc.                                                            155                967
*# Log On America, Inc.                                                     600                  2
 * Logic Devices, Inc.                                                    6,700             12,261
 * LogicVision, Inc.                                                     12,600             56,574
 * Logility, Inc.                                                        13,200             64,152

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Lojack Corp.                                                          22,100    $       195,806
   Lone Star Steakhouse & Saloon,
     Inc.                                                                31,300            722,091
 * Lone Star Technologies, Inc.                                          42,200            584,470
   Longs Drug Stores Corp.                                               56,200          1,376,900
   Longview Fibre Co.                                                    76,000            833,720
 * LookSmart, Ltd.                                                      142,767            212,723
 * LOUD Technologies, Inc.                                               12,400             36,580
 * Louisiana-Pacific Corp.                                              105,900          1,915,731
   Lowrance Electronics, Inc.                                             2,200             44,990
   LSB Bancshares, Inc. NC                                                5,156             97,294
   LSB Corp.                                                              4,300             74,609
   LSI Industries, Inc.                                                  29,327            365,121
 * LTX Corp.                                                             78,100          1,302,708
 * Luby's, Inc.                                                          39,700            149,272
   Lufkin Industries, Inc.                                                6,400            166,336
 * Luminex Corp.                                                         44,555            470,055
 * Lydall, Inc.                                                          23,300            285,192
 * Lynch Corp.                                                            1,500             16,028
 * Lynch Interactive Corp.                                                2,800             65,870
 * M & F Worldwide Corp.                                                 19,500            270,075
 * M-Wave, Inc.                                                           2,900              1,711
   M/I Schottenstein Homes, Inc.                                         21,600            828,360
   MacDermid, Inc.                                                       46,500          1,525,200
 * Mace Security International, Inc.                                     11,200             22,400
 * Mac-Gray Corp.                                                        12,600             63,000
 * Macromedia, Inc.                                                      74,488          1,527,749
 * Macrovision Corp.                                                     73,100          1,673,990
 * Madden (Steven), Ltd.                                                 19,600            419,048
   MAF Bancorp, Inc.                                                     37,659          1,653,607
 * Magic Lantern Group, Inc.                                              1,700              2,363
*# Magma Design Automation, Inc.                                         48,283          1,136,099
 * Magna Entertainment Corp.                                             22,300            104,810
 * Magnetek, Inc.                                                        36,400            234,780
 * Magnum Hunter Resources, Inc.                                         98,302            883,735
 * MAI Systems Corp.                                                      3,400                459
 * MAII Holdings, Inc.                                                    3,400                  0
 * Mail-Well, Inc.                                                       83,000            313,740
 * Main Street & Main, Inc.                                              15,500             37,975
   Main Street Banks, Inc.                                               28,000            741,440
   Maine & Maritimes Corp.                                                1,600             55,200
 * MAIR Holdings, Inc.                                                   30,516            232,227
 * Major Automotive Companies, Inc.                                       3,280              2,066
 * Management Network Group, Inc.                                        34,000            109,752
 * Manatron, Inc.                                                         1,102              9,367
 * Manchester Technologies, Inc.                                          8,000             26,400
*# Manhattan Associates, Inc.                                            43,400          1,320,662
   Manitowoc Co., Inc.                                                   39,650          1,070,550
 * Mannatech, Inc.                                                       13,500            164,700
 * Manning (Greg) Auctions, Inc.                                          9,200            103,500
 * Manufacturers' Services Ltd.                                          47,800            291,580
 * Manugistic Group, Inc.                                               108,900            725,274
 * Mapics, Inc.                                                          34,056            411,056
 * Mapinfo Corp.                                                         23,100            204,435
 * Marimba, Inc.                                                         37,200            191,208
   Marine Products Corp.                                                 17,020            278,277
 * MarineMax, Inc.                                                       29,375            558,125
 * Marisa Christina, Inc.                                                 6,700             10,720
   Maritrans, Inc.                                                        7,800            129,558
*# MarketWatch.com, Inc.                                                 26,041            230,723
 * MarkWest Hydrocarbon, Inc.                                             9,350            107,525
 * Marlton Technologies, Inc.                                             7,800    $         4,251
   Marsh Supermarkets, Inc. Class A                                       1,600             17,584
   Marsh Supermarkets, Inc. Class B                                       4,500             49,500
 * Martek Biosciences Corp.                                              31,500          1,913,310
 * Marten Transport, Ltd.                                                 6,300            151,956
 * Martha Stewart Living
     Omnimedia, Ltd.                                                     28,300            276,774
 * Mascotech, Inc.                                                       60,200                  0
   MASSBANK Corp.                                                         4,700            189,692
   Massey Energy Co.                                                    110,600          1,537,340
 * Mastec, Inc.                                                          70,850            940,888
 * Material Sciences Corp.                                               21,300            202,137
 * Matria Healthcare, Inc.                                               15,269            311,946
*# Matritech, Inc.                                                       30,500             62,525
 * Matrix Bancorp, Inc.                                                   6,500             59,410
 * Matrix Service Co.                                                    24,400            389,180
 * MatrixOne, Inc.                                                       83,200            495,040
 * Matrixx Initiatives, Inc.                                             14,200            239,270
   Matthews International Corp.
     Class A                                                             48,400          1,377,948
 * Mattson Technology, Inc.                                              67,445          1,035,281
 * Maui Land & Pineapple Company,
     Inc.                                                                10,200            319,260
 * Maverick Tube Corp.                                                   62,900          1,162,392
 * Max & Ermas Restaurants, Inc.                                          2,300             42,838
 * Maxco, Inc.                                                            3,100              8,138
   Maxcor Financial Group, Inc.                                           9,372            122,773
 * Maxicare Health Plans, Inc.                                            3,580                895
*# Maxim Pharmaceuticals, Inc.                                           33,833            240,891
 * Maximus, Inc.                                                         31,300          1,186,270
 * Maxwell Shoe Company, Inc.                                            21,600            379,944
 * Maxwell Technologies, Inc.                                            20,760            167,118
 * Maxxam, Inc.                                                           8,900            142,400
 * Maxygen, Inc.                                                         52,137            565,686
 * Mayor's Jewelers, Inc.                                                20,300             15,225
 * Mays (J.W.), Inc.                                                        200              2,724
   MB Financial, Inc.                                                    25,800          1,340,568
 * McDATA Corp.                                                         121,454          1,292,271
   McGrath Rent Corp.                                                    18,200            498,498
*# McMoran Exploration Co.                                               25,064            450,149
   McRae Industries, Inc. Class A                                         2,600             23,790
 * Meade Instruments Corp.                                               29,800            125,160
 * Meadow Valley Corp.                                                    2,400              3,958
 * Meadowbrook Insurance Group,
     Inc.                                                                13,900             55,600
*# Measurement Specialties, Inc.                                         12,900            176,601
 * Mechanical Technology, Inc.                                            4,700             23,500
 * Medarex, Inc.                                                        117,170            796,756
 * MedCath Corp.                                                         17,249            163,676
*# Med-Design Corp.                                                      24,500             90,895
 * Media 100, Inc.                                                        7,100              5,325
 * Media Arts Group, Inc.                                                20,600             81,164
   Media General, Inc. Class A                                            3,100            207,359
 * MediaBay, Inc.                                                        14,700             19,257
 * Mediacom Communications Corp.                                        136,000          1,048,560
 * Medialink Worldwide, Inc.                                              5,900             18,290
 * Medical Action Industries, Inc.                                       14,900            247,340
 * Medical Staffing Network Holdings,
     Inc.                                                                44,300            431,925
 * Medicore, Inc.                                                         3,800              8,759
*# Medifast, Inc.                                                        15,900            241,680

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Medquist, Inc.                                                        64,700    $       995,733
 * MedSource Technologies, Inc.                                          40,500            187,110
 * Medstone International, Inc.                                           3,900             18,412
 * MEDTOX Scientific, Inc.                                                5,030             28,168
 * Memberworks, Inc.                                                     17,500            474,775
 * Mens Warehouse, Inc.                                                  59,100          1,816,143
   Mentor Corp.                                                          69,600          1,534,680
*# Mentor Graphics Corp.                                                102,400          1,500,160
   Mercantile Bank Corp.                                                  1,200             41,160
   Merchants Bancshares, Inc.                                             6,150            181,425
   Merchants Group, Inc.                                                  1,300             31,636
 * Mercury Air Group, Inc.                                                4,950             24,255
 * Mercury Computer Systems, Inc.                                        31,500            754,425
 * Merge Technologies, Inc.                                              17,094            299,145
   Meridian Bioscience, Inc.                                             20,583            213,446
*# Meridian Resource Corp.                                               75,300            343,368
 * Merit Medical Systems, Inc.                                           28,725            899,093
 * Meritage Corp.                                                        18,200          1,149,330
 * Merix Corp.                                                           21,619            451,405
 * Merrimac Industries, Inc.                                              2,860             17,017
 * Mesa Air Group, Inc.                                                  47,200            568,760
   Mesa Labs, Inc.                                                        3,300             29,849
 * Mestek, Inc.                                                           5,400            101,520
 * Meta Group, Inc.                                                      12,700             71,374
 * MetaSolv, Inc.                                                        40,000             96,000
   Methode Electronics, Inc. Class A                                     34,100            437,503
   Met-Pro Corp.                                                          8,100            122,310
 # Metris Companies, Inc.                                                84,700            377,762
*# Metro One Telecommunications,
     Inc.                                                                33,950             65,863
   MetroCorp. Bancshares, Inc.                                            7,000             99,015
 * Metrologic Instruments, Inc.                                          16,200            441,288
 * Metromedia International Group,
     Inc.                                                                44,700              6,817
   MFB Corp.                                                              1,300             40,983
 * MFRI, Inc.                                                             4,900             13,083
   MGE Energy, Inc.                                                      26,492            848,009
 * MGI Pharma, Inc.                                                      45,100          1,730,487
   MGP Ingredients, Inc.                                                  8,000             94,400
 * Michael Anthony Jewelers, Inc.                                         7,400             15,059
 * Micrel, Inc.                                                         122,273          2,090,868
*# Micro Component Technology, Inc.                                      14,052             21,078
 * Micro Linear Corp.                                                    12,000             72,000
 * MicroFinancial, Inc.                                                  13,000             41,470
 * Micromuse, Inc.                                                      117,493            945,819
 * Micros Systems, Inc.                                                  27,100          1,172,346
 * Micros to Mainframes, Inc.                                             4,900              6,664
 * Microsemi Corp.                                                       43,500          1,054,005
 * MicroStrategy, Inc.                                                   10,200            550,800
 * Microtek Medical Holdings, Inc.                                       63,210            258,529
 * Micro-Therapeutics, Inc.                                              21,500             79,980
 * Microtune, Inc.                                                       63,300            138,627
 * Microvision, Inc.                                                     26,746            207,282
 * Midas, Inc.                                                           22,600            342,390
   Middleby Corp.                                                        13,100            446,985
   Middlesex Water Co.                                                    8,400            168,000
   Midland Co.                                                            6,600            139,788
   Mid-State Bancshares                                                  34,896            902,062
*# Midway Games, Inc.                                                    69,900            236,262
   Midwest Banc Holdings, Inc.                                           26,050            570,495
 * Midwest Express Holdings, Inc.                                        22,400             92,960
*# Mikohn Gaming Corp.                                                   19,600    $        85,456
   Milacron, Inc.                                                        58,600            135,952
*# Millennium Cell, Inc.                                                 44,800            116,928
   Millennium Chemicals, Inc.                                            94,900          1,026,818
 * Miller Industries, Inc.                                                9,280             57,536
 * Millerbuilding Systems Escrow
     Shares                                                               3,200                960
 * Millicom International Cellular S.A.                                      81              6,480
 * Miltope Group, Inc.                                                    5,800             34,916
 * MIM Corp.                                                             31,700            223,485
   Mine Safety Appliances Co.                                            12,000            805,560
   Minerals Technologies, Inc.                                           26,100          1,395,045
 * Minorplanet Systems USA, Inc.                                          4,460              1,962
   Minuteman International, Inc.                                          1,000              9,230
 * MIPS Technologies, Inc.                                               22,200            120,990
*# Miravant Medical Technologies                                          1,800              1,854
 * Misonix, Inc.                                                          9,300             37,860
 * Mission Resources Corp.                                               34,200             61,560
 * Mississippi Chemical Corp.                                             4,742                379
 * Mitcham Industries, Inc.                                               8,700             17,922
 * Mitek Systems, Inc.                                                   11,100             25,097
 * Mity Enterprises, Inc.                                                 5,000             92,100
 * MKS Instruments, Inc.                                                 72,242          2,001,826
*# MKTG Services, Inc.                                                      471              2,859
 * Mobile Mini, Inc.                                                     21,547            425,122
 * Mobility Electronics, Inc.                                            34,800            389,760
 * Mobius Management Systems, Inc.                                       17,100            256,671
   Mocon, Inc.                                                            5,500             47,190
 * Modem Media, Inc.                                                      1,800             11,358
   Modine Manufacturing Co.                                              50,295          1,283,025
 * Mod-Pac Corp.                                                          2,750             21,533
 * Mod-Pac Corp. Class B                                                  1,112              8,707
 * Modtech Holdings, Inc.                                                18,852            156,283
 * Moldflow Corp.                                                        15,109            169,976
 * Molecular Devices Corp.                                               34,540            684,928
 * Monaco Coach Corp.                                                    43,150          1,003,669
 * Monarch Casino and Resort, Inc.                                        8,000             81,120
 * Mondavi (Robert) Corp. Class A                                        14,400            504,000
 * Monolithic System Technology, Inc.                                    45,933            342,660
 * Monro Muffler Brake, Inc.                                             12,300            272,445
 * Monterey Pasta Co.                                                    21,300             81,579
*# Mony Group, Inc.                                                       6,100            192,272
 * Moog, Inc. Class A                                                    12,800            556,800
 * Moog, Inc. Class B                                                     2,200             96,404
 * Moore Medical Corp.                                                    3,100             20,770
 * Morgan Group Holding Co.                                               4,400                550
 * Morgan's Foods, Inc.                                                     900              1,350
 * Morton Industrial Group, Inc.
     Class A                                                              1,000                600
 * Mossimo, Inc.                                                         16,600             82,170
 * Mother's Work, Inc.                                                    7,654            193,340
 * Motor Car Parts & Accessories,
     Inc.                                                                 2,500             14,075
   Movado Group, Inc.                                                    12,000            326,280
*# Movie Gallery, Inc.                                                   48,800            863,272
 * MPS Group, Inc.                                                      154,000          1,416,800
 * MPW Industrial Services Group                                          5,000             11,175
 * MRO Software, Inc.                                                    36,800            507,840
 * MRV Communications, Inc.                                             153,500            615,535
   MSC Industrial Direct Co., Inc.
     Class A                                                             33,100            871,854

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * MSC Software Corp.                                                    45,300    $       446,205
 * MTC Technologies, Inc.                                                14,800            443,260
*# MTI Technology Corp.                                                   1,300              3,185
 * MTR Gaming Group, Inc.                                                40,714            451,925
   MTS Systems Corp.                                                     32,140            596,840
 * Mueller Industries, Inc.                                              50,445          1,630,382
 * Multi Color Corp.                                                      1,500             43,125
 * Multimedia Games, Inc.                                                19,700            806,321
   MutualFirst Financial, Inc.                                            2,000             51,180
   Myers Industries, Inc.                                                39,563            495,724
 * Mykrolis Corp.                                                        59,800            947,232
 * Myriad Genetics, Inc.                                                 40,600            479,892
   Mystic Financial, Inc.                                                 1,575             44,179
 * Nabi Biopharmaceuticals                                               69,550            749,054
   Nacco Industries, Inc. Class A                                         6,500            507,000
*# Nanogen, Inc.                                                         36,600            120,780
 * Nanometrics, Inc.                                                     17,194            251,032
 * Nanophase Technologies Corp.                                          23,598            126,485
 * Napco Security Systems, Inc.                                           2,150             17,469
   Nara Bancorp, Inc.                                                     7,000            153,370
   Nash-Finch Co.                                                        17,900            359,969
 * Nashua Corp.                                                           5,800             50,924
 * Nassda Corp.                                                          38,875            274,069
*# Nastech Pharmaceutical Co., Inc.                                      14,500            145,725
 * NATCO Group, Inc. Class A                                             16,800            100,800
 * Nathans Famous, Inc.                                                   7,000             36,260
 * National Beverage Corp.                                               18,100            272,948
 * National Dentex Corp.                                                  3,500             73,850
 * National Equipment Services, Inc.                                      7,600                532
 * National Home Health Care Corp.                                        5,465             48,311
 * National Medical Health Card
     Systems, Inc.                                                        7,200            165,600
   National Penn Bancshares, Inc.                                        36,284          1,215,514
   National Presto Industries, Inc.                                       6,800            242,080
 * National Processing, Inc.                                            116,000          2,813,000
 * National Research Corp.                                                7,000            108,423
 * National RV Holdings, Inc.                                            11,900            127,925
 * National Steel Corp. Class B                                           2,000                  8
 * National Technical Systems, Inc.                                       8,600             49,364
 * National Western Life Insurance Co.
     Class A                                                              1,000            146,205
 * Natrol, Inc.                                                          10,000             29,000
 * Natural Alternatives International,
     Inc.                                                                 5,400             32,022
   Nature's Sunshine Products, Inc.                                      20,466            165,365
 * Natus Medical, Inc.                                                   14,600             54,896
 # Nautilus Group, Inc.                                                  48,900            695,847
*# Navarre Corp.                                                         32,400            230,364
 * Navidec, Inc.                                                            644                692
 * Navigant Consulting, Inc.                                             65,300          1,129,690
*# Navigant International, Inc.                                          23,200            322,480
 * Navigators Group, Inc.                                                 8,400            267,204
   NBT Bancorp                                                           48,956          1,071,157
 * NCI Building Systems, Inc.                                            26,900            626,501
 * NCO Group, Inc.                                                       38,332            885,469
 * NCO Portfolio Management, Inc.                                         1,945             14,588
 # NDChealth Corp.                                                       52,800          1,412,400
 * Nektar Therapeutics                                                   83,269          1,097,485
   Nelson (Thomas), Inc.                                                 13,100            230,560
*# Neoforma, Inc.                                                        27,937            445,875
 * Neogen Corp.                                                           6,100            128,283
 * NeoMagic Corp.                                                        45,900    $       148,716
 * NEON Systems, Inc.                                                     8,600             30,960
 * Neopharm, Inc.                                                        28,217            506,213
 * Neose Technologies, Inc.                                              25,900            218,337
 * Neoware Systems, Inc.                                                  6,900            115,713
   Net Perceptions, Inc.                                                 22,600              7,684
 * Net2Phone, Inc.                                                       47,200            297,360
   NetBank, Inc.                                                         57,533            753,682
 * Netegrity, Inc.                                                       52,100            638,225
 * Netflix, Inc.                                                         37,200          1,822,800
 * Netguru, Inc.                                                         17,200             20,468
 * NetIQ Corp.                                                           85,487          1,024,989
 * NetManage, Inc.                                                       10,442             56,387
 * Netopia, Inc.                                                         32,100            491,130
 * NetRatings, Inc.                                                      47,563            481,338
 * Netscout System, Inc.                                                 43,000            374,960
 * NetSolve, Inc.                                                        12,100             99,704
 * Network Engines, Inc.                                                 50,700            529,308
 * Network Equipment Technologies,
     Inc.                                                                34,500            358,800
*# Network Plus Corp.                                                    14,500                 17
 * Neurobiological Technologies, Inc.                                     2,700             12,015
 * Neurogen Corp.                                                        26,417            168,567
   Nevada Chemicals, Inc.                                                 2,500             12,723
 * Nevada Gold & Casinos, Inc.                                           15,850            188,615
 * New Brunswick Scientific Co., Inc.                                     7,660             46,718
 * New Century Equity Holdings Corp.                                     33,400             10,688
 # New Century Financial Corp.                                           51,150          1,946,258
   New England Business Services, Inc.                                   19,800            594,000
 * New Focus, Inc.                                                       83,129            406,501
   New Hampshire Thrift BancShares,
     Inc.                                                                   200              6,200
 * New Horizons Worldwide, Inc.                                          10,200             62,730
   New Jersey Resources Corp.                                            40,800          1,566,720
   Newmil Bancorp, Inc.                                                   4,400            117,876
 * Newpark Resources, Inc.                                              121,300            487,626
 * Newport Corp.                                                         54,718            931,848
 * Newtek Business Services, Inc.                                         2,600             15,444
 * Niagara Corp.                                                          8,200             23,124
 * NIC, Inc.                                                             87,400            615,296
   Nitches, Inc.                                                            864              4,018
   NL Industries, Inc.                                                   68,800          1,230,144
 * NMS Communications Corp.                                              51,800            303,030
 * NMT Medical, Inc.                                                     11,500             40,250
   NN, Inc.                                                              15,250            177,205
 * Nobel Learning Communities, Inc.                                       6,500             31,850
 * Nobility Homes, Inc.                                                   4,100             43,706
   Noble International, Ltd.                                             11,660            196,005
 * Noel Group, Inc.                                                       8,000                 24
 # Noland Co.                                                               200              7,413
   Nordson Corp.                                                         49,600          1,612,496
 * Norstan, Inc.                                                         19,500             60,450
 * North America Galvanizing &
     Coatings, Inc.                                                       6,700              9,179
 * North American Scientific, Inc.                                       14,300            143,000
   North Central Bancshares, Inc.                                         1,700             65,467
 * North Coast En                                                         9,200             98,440
   North Pittsburgh Systems, Inc.                                        22,000            405,438
   Northeast Bancorp                                                        900             18,225
   Northeast Pennsylvania Financial
     Corp.                                                                4,400             85,800

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Northern Technologies International
     Corp.                                                                3,000    $        14,985
*# Northfield Laboratories, Inc.                                         21,700            125,860
 * Northland Cranberries, Inc.                                            6,900              4,968
   Northrim BanCorp, Inc.                                                 6,068            138,542
*# Northwest Airlines Corp.                                             128,800          1,701,448
   Northwest Bancorp, Inc.                                               71,404          1,565,890
   Northwest Natural Gas Co.                                             38,600          1,177,300
 * Northwest Pipe Co.                                                     6,300             93,240
 * Novadigm, Inc.                                                        28,200            104,340
*# Novamed Eyecare, Inc.                                                 19,300             46,320
 * Novavax, Inc.                                                         45,200            259,900
 * Novell, Inc.                                                           6,970             66,215
 * Noven Pharmaceuticals, Inc.                                           33,308            457,319
 * Novoste Corp.                                                         23,100            115,731
*# NPS Pharmaceuticals, Inc.                                             55,200          1,665,936
 * NS Group, Inc.                                                        31,300            233,811
 * NTN Communications, Inc.                                              63,793            248,793
 * Nu Horizons Electronics Corp.                                         23,700            190,074
*# Nucentrix Broadband Networks,
     Inc.                                                                10,400             16,120
 * NuCo2, Inc.                                                           16,000            201,280
 * Nuevo Energy Co.                                                      28,900            570,486
   NUI Corp.                                                             29,892            467,212
 * Numerex Corp. Class A                                                 10,800             42,120
   NuSkin Enterprises, Inc.                                              46,400            805,968
 * Nutraceutical International Corp.                                     15,776            204,299
 * Nutramax Products, Inc.                                                3,300                  3
 * Nutrition 21, Inc.                                                    11,400             10,830
 * Nuvelo, Inc.                                                         110,467            431,926
   NWH, Inc.                                                              4,200             81,606
 * NYFIX, Inc.                                                           46,481            387,187
   Nymagic, Inc.                                                          8,700            233,421
 * O'Charleys, Inc.                                                      31,250            532,813
 * O.I. Corp.                                                             2,700             19,265
   Oak Hill Financial, Inc.                                               3,000             93,000
   Oakley, Inc.                                                          98,800          1,294,280
 * OAO Technology Solutions, Inc.                                        17,700             55,224
 * Obie Media Corp.                                                       5,900             16,019
 * Oceaneering International, Inc.                                       36,300            793,155
   OceanFirst Financial Corp.                                            19,732            520,333
 * Ocular Sciences, Inc.                                                 35,700          1,022,091
 * Ocwen Financial Corp.                                                 94,934            659,791
 * Odd Job Stores, Inc.                                                  12,700             38,735
 * Odetics, Inc. Series B                                                   200                 80
 * Odyssey Healthcare, Inc.                                              53,800          1,915,818
 * Officemax, Inc.                                                      159,500          1,567,885
 * Offshore Logistics, Inc.                                              33,800            853,450
*# Oglebay Norton Co.                                                     5,300              9,858
*# Ohio Casualty Corp.                                                   88,600          1,507,086
 * Oil States International, Inc.                                        67,131            843,165
   Oil-Dri Corp. of America                                               4,200             62,958
 * Old Dominion Freight Lines, Inc.                                      24,000            764,880
   Olin Corp.                                                            87,552          1,594,322
 * Olympic Steel, Inc.                                                    9,600             54,192
 * OM Group, Inc.                                                        42,500          1,028,925
   Omega Financial Corp.                                                  8,200            311,600
 * Omega Protein Corp.                                                   35,700            223,125
 * Omnicell, Inc.                                                        33,600            442,176
*# OmniVision Technologies, Inc.                                         32,000          2,085,120
 * Omnova Solutions, Inc.                                                13,900             50,735
 * Omtool, Ltd.                                                           1,785    $        12,816
 * On Assignment, Inc.                                                   35,200            178,464
 * On Command Corp.                                                      23,100             42,851
 * ON Semiconductor Corp.                                               385,900          2,539,222
 * On Technology Corp.                                                   44,000            173,096
 * On2.cCom, Inc.                                                        75,000            120,000
 * One Price Clothing Stores, Inc.                                        2,957              1,656
 # Oneida, Ltd.                                                          24,900            118,275
 * OneSource Information Services,
     Inc.                                                                11,900            117,084
 * Online Resources Corp.                                                22,300            143,612
 * Onyx Acceptance Corp.                                                  5,100             56,202
 * Onyx Pharmacueticals, Inc.                                            43,700          1,257,686
 * ONYX Software Corp.                                                   20,800             83,845
 * OPENT Technologies, Inc.                                              29,300            527,107
 * OpenTV Corp.                                                          40,846            141,736
 * Openwave Systems Inc.                                                 51,299            617,127
 * Opinion Research Corp.                                                 6,700             37,989
 * Oplink Communications, Inc.                                           53,100            126,909
 * Opti, Inc.                                                            11,600             16,472
 * Optical Communication Products,
     Inc.                                                                44,350            176,070
 * Optical Sensors, Inc.                                                  1,633              6,695
 * OpticNet, Inc.                                                         5,600                  6
 * Optika, Inc.                                                           8,200             35,670
 * Option Care, Inc.                                                     31,300            311,122
 * OraSure Technologies, Inc.                                            65,900            549,606
 * Orbit International Corp.                                              1,582             10,598
 * Orbital Sciences Corp.                                                71,900            659,323
 * Oregon Steel Mills, Inc.                                              38,800            115,236
*# Orleans Homebuilders, Inc.                                            11,300            320,242
 * Orphan Medical, Inc.                                                  10,300             96,820
*# Orthodontic Centers of America,
     Inc.                                                                76,951            545,583
 * Orthologic Corp.                                                      49,126            354,690
   Oshkosh B'Gosh, Inc. Class A                                          14,500            313,200
   Oshkosh Truck Corp. Class B                                           32,200          1,510,180
 * OSI Pharmaceutical, Inc.                                              58,773          1,747,321
*# OSI Systems, Inc.                                                     21,800            405,044
 * Osteotech, Inc.                                                       25,600            195,840
   Otter Tail Co.                                                        38,600          1,051,078
   Outlook Group Corp.                                                    2,400             12,000
 * Overland Storage, Inc.                                                19,475            382,879
   Overseas Shipholding Group, Inc.                                      53,525          1,506,729
 * Overstock Com                                                         24,400            385,764
   Owens & Minor, Inc.                                                   50,600          1,073,226
 * Owosso Corp.                                                           4,700                376
   Oxford Industries, Inc.                                                7,500            512,100
*# Oxigene, Inc.                                                         12,600            123,606
 * Oxis International, Inc.                                               7,900              4,582
 * OYO Geospace Corp.                                                     5,100             67,779
 * P&F Industries, Inc. Class A                                           1,300             11,050
 * P.F. Chang's China Bistro, Inc.                                       35,500          1,916,290
 * Pacific Aerospace & Electronics,
     Inc.                                                                   128                 14
   Pacific Capital Bancorp                                               50,933          1,881,974
   Pacific Crest Capital, Inc.                                            2,120             54,548
 * Pacific Mercantile Bancorp                                             5,900             54,280
 * Pacific Premier Bancorp, Inc.                                          2,400             23,160
 * Packaging Dynamics Corp.                                               4,120             44,702
 * Packeteer, Inc.                                                       48,100            912,409

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Pac-West Telecomm, Inc.                                               23,100    $        51,282
 * Pain Therapeutics, Inc.                                               53,027            323,465
 * Palatin Technologies, Inc.                                                62                192
*# Paligent, Inc.                                                           347                 16
 * Palm Harbor Homes, Inc.                                               33,011            627,209
 * Palmone Inc.                                                          46,984            703,350
 * Palmsource Inc.                                                       13,781            352,656
 * PAM Transportation Services, Inc.                                     16,150            315,733
   Pamrapo Bancorp, Inc.                                                  5,100            126,327
 * Panavision, Inc.                                                       3,600             21,330
*# Panera Bread Co.                                                      39,600          1,543,608
 * Pantry, Inc.                                                           9,900            228,007
*# Papa John's International, Inc.                                       26,900            709,891
 * Par Technology Corp.                                                   7,800             61,854
 * Paradyne Networks Corp.                                               55,455            254,538
 * Paragon Technologies, Inc.                                             4,200             40,278
 * Parallel Petroleum Corp.                                              31,000            118,079
 * Parametric Technology Corp.                                          388,388          1,328,287
 * Parexel International Corp.                                           38,400            709,632
   Park Bancorp, Inc.                                                     1,200             34,188
   Park Electrochemical Corp.                                            28,750            734,563
 * Parker Drilling Co.                                                  137,000            327,430
*# Parkervision, Inc.                                                    19,300            193,000
 * Park-Ohio Holdings Corp.                                              10,400             76,232
   Parkvale Financial Corp.                                               5,700            152,019
 * Parlex Corp.                                                           6,300             51,345
 * Parlux Fragrances, Inc.                                                9,900             32,165
 * ParthusCeva, Inc.                                                     10,833             94,789
 * Party City Corp.                                                      24,722            355,008
 * Pathmark Stores, Inc.                                                 42,179            306,220
 * Patient Infosystems, Inc.                                              8,800              2,552
   Patina Oil & Gas Corp.                                                44,465          1,995,589
   Patrick Industries, Inc.                                               4,500             38,610
   Patriot Bank Corp.                                                     6,930            154,193
 * Patriot Transportation Holding, Inc.                                   2,500             74,525
 * Paula Financial, Inc.                                                  6,100              9,455
 * Paul-Son Gaming Corp.                                                  4,100             24,518
 * Paxar Corp.                                                           58,600            770,590
 * Paxson Communications Corp.                                           88,700            425,760
 * Payless Cashways, Inc.                                                   160                  0
 * Payless ShoeSource, Inc.                                             102,100          1,315,048
 * PC Connection, Inc.                                                   37,150            325,063
 * PC Mall, Inc.                                                         10,700            142,952
 * PC-Tel, Inc.                                                          37,700            337,415
 * PDF Solutions, Inc.                                                   33,959            375,926
 * PDI, Inc.                                                             21,500            621,350
 * PDS Gaming Corp.                                                       1,100              2,200
 * PEC Solutions, Inc.                                                   38,000            684,380
 * Pediatric Services of America, Inc.                                    6,100             53,070
 * Pediatrix Medical Group, Inc.                                         32,200          1,727,852
 * Peerless Manufacturing Co.                                             3,000             35,565
 * Peerless Systems Corp.                                                23,100             78,540
 * Peet's Coffee & Tea, Inc.                                             19,150            322,103
*# Pegasus Communications Corp.                                           7,570            151,930
 * Pegasus Solutions, Inc.                                               37,233            442,328
 * Pegasystems, Inc.                                                     51,900            415,200
 * Pemco Aviation Group, Inc.                                               950             26,975
 * Pemstar, Inc.                                                         61,000            229,360
   Penford Corp.                                                          7,300            105,339
   Penn Engineering & Manufacturing
     Corp. Class A                                                        1,200             17,400
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                                    15,000    $       246,000
 * Penn National Gaming, Inc.                                            59,300          1,400,666
 * Penn Treaty American Corp.                                            24,800             39,928
   Penn Virginia Corp.                                                   12,600            591,066
   Penn-America Group, Inc.                                              22,100            322,881
   Pennfed Financial Services, Inc.                                       7,400            238,643
   Penns Woods Bancorp, Inc.                                                770             34,565
 * Penwest Pharmaceuticals Co.                                           27,400            421,960
   Peoples Bancorp, Inc.                                                    300              7,140
   Pep Boys - Manny, Moe & Jack                                          78,600          1,611,300
 * Perceptron, Inc.                                                      12,850             95,090
 * Performance Technologies, Inc.                                        19,100            257,659
 * Pericom Semiconductor Corp.                                           38,800            454,736
 * Perini Corp.                                                          22,600            203,626
 * Perot Systems Corp.                                                   60,900            755,160
   Perrigo Co.                                                          104,800          1,581,432
 * Perry Ellis International, Inc.                                       11,700            283,854
 * Per-Se Technologies, Inc.                                             45,600            640,680
 * Pervasive Software, Inc.                                              24,590            183,196
 * Petrocorp, Inc.                                                        6,900             93,426
 * Petroleum Development Corp.                                           23,133            328,489
   PFF Bancorp, Inc.                                                     25,400            949,960
*# Pfsweb, Inc.                                                               9                 14
 * Pharmacopeia, Inc.                                                    52,900            661,250
 * Pharmacyclics, Inc.                                                   23,700            151,680
*# Pharmanetics, Inc.                                                     9,500             20,235
 * PharmChem, Inc.                                                        5,100              1,428
*# Pharmos Corp.                                                          6,200             22,816
 * Philadelphia Consolidated Holding
     Corp.                                                               31,400          1,589,782
   Phillips-Van Heusen Corp.                                             45,500            800,800
 * Phoenix Gold International, Inc.                                       1,000              1,350
 * Phoenix Technologies, Ltd.                                            36,390            316,957
 * Photo Control Corp.                                                    1,000              2,290
 * Photoelectron Corp.                                                    9,900                 99
 * PhotoMedex, Inc.                                                      14,000             26,180
 * Photon Dynamics, Inc.                                                 23,400            954,954
 * Photronics, Inc.                                                      45,800            845,926
*# Physiometrix, Inc.                                                     7,400             13,690
 * Piccadilly Cafeterias, Inc.                                           10,400              1,872
 * Pico Holdings, Inc.                                                   12,300            184,746
 # Piedmont Natural Gas Co.                                              32,500          1,331,850
   Pilgrims Pride Corp. Class B                                          54,300            811,785
 * Pinnacle Entertainment, Inc.                                          38,900            355,157
 * Pinnacle Systems, Inc.                                                98,500            821,490
 * Pioneer Drilling Co.                                                   1,500              5,580
 * Pixelworks, Inc.                                                      51,000            673,200
 * Pizza Inn, Inc.                                                       10,000             30,000
 * Plains Exploration & Production Co.                                   40,325            564,953
 * Plains Resources, Inc.                                                40,100            622,352
 * Planar Systems, Inc.                                                  21,400            509,320
 * Plantronics, Inc.                                                     58,800          1,801,632
 * PlanVista Corp.                                                       16,600             31,540
 * Plato Learning, Inc.                                                  24,566            243,940
 * Play By Play Toys and Novelties,
     Inc.                                                                 3,300                  8
 * Playboy Enterprises, Inc. Class A                                      4,700             70,970
 * Playboy Enterprises, Inc. Class B                                     31,800            515,478
 * Playtex Products, Inc.                                                87,400            605,682
 * Plexus Corp.                                                          63,900          1,134,225

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Plug Power, Inc.                                                      91,544    $       530,040
 * PLX Technology, Inc.                                                  35,700            335,580
 * Plymouth Rubber, Inc. Class B                                            200                 60
 # PMA Capital Corp. Class A                                             43,700            173,489
   PNM Resources, Inc.                                                   57,400          1,607,774
   Pocahontas Bancorp, Inc.                                               4,400             62,040
 * Point Therapeutics, Inc.                                                 660              2,756
 * Point West Capital Corp.                                               3,400                  0
 * Point.360                                                              9,000             44,910
   PolyMedica Corp.                                                      37,200            964,224
 * Polyone Corp.                                                         94,200            560,490
   Pomeroy IT Solutions, Inc.                                            17,895            261,446
   Pope & Talbot, Inc.                                                   22,300            302,165
 * Porta Systems Corp.                                                    9,600                192
 * Portal Software, Inc.                                                 32,720            247,036
 * Possis Medical, Inc.                                                  26,600            453,264
   Potlatch Corp.                                                        43,000          1,386,750
 * Powell Industries, Inc.                                               15,190            256,103
 * Power Intergrations, Inc.                                             44,400          1,608,612
 * PowerCerv Corp.                                                        1,755                140
 * Power-One, Inc.                                                      124,600          1,050,378
 * Powerwave Technologies, Inc.                                          92,900            692,105
 * Pozen, Inc.                                                           42,500            499,800
 * PPT Vision, Inc.                                                       6,800              7,344
 * PRAECIS Pharmaceuticals, Inc.                                         75,606            574,606
 * Premier Financial Bancorp                                              5,200             41,860
*# Premier Laser Systems, Inc.
     Class A                                                              3,400                 34
*# Pre-Paid Legal Services, Inc.                                         25,350            674,564
   Presidential Life Corp.                                               40,500            587,250
 * Presstek, Inc.                                                        51,298            412,949
*# PRG-Schultz International, Inc.                                       82,000            405,900
 * Price Communications Corp.                                            81,300          1,044,705
 * Priceline.com, Inc.                                                   45,116            859,911
 * Pricesmart, Inc.                                                       4,400             29,916
 * Prima Energy Corp.                                                    19,062            564,235
 * Prime Hospitality Corp.                                               67,100            739,442
 * Prime Medical Services, Inc.                                          34,900            176,943
 * PRIMEDIA, Inc.                                                       386,838          1,121,830
 * Primus Knowledge Solutions, Inc.                                      16,500             73,425
 * Princeton Review, Inc.                                                14,600            116,800
 * Printronix, Inc.                                                       5,800             95,642
*# Priority Healthcare Corp.                                             55,616          1,275,275
 * Private Business, Inc.                                                   945              1,342
*# Proassurance Corp.                                                    43,450          1,342,605
 * Procom Technology, Inc.                                                5,400              2,403
 * Procurenet, Inc.                                                      19,700                 20
 * Progenics Pharmaceuticals, Inc.                                       19,400            340,276
   Programmers Paradise, Inc.                                             5,200             37,024
   Progress Financial Corp.                                               7,098            215,992
 * Progress Software Corp.                                               52,300          1,096,208
 * ProQuest Co.                                                          42,400          1,280,480
 * ProsoftTraining.com                                                    7,300              4,745
   Prosperity Bancshares, Inc.                                           27,500            595,650
 * Protection One, Inc.                                                  95,000             42,750
*# Protein Design Labs, Inc.                                            140,500          1,947,330
   Proton Energy Systems, Inc.                                           47,250            123,795
 * Provant, Inc.                                                         13,000                 13
   Providence & Worcester Railroad
     Co.                                                                  3,000             27,240
   Provident Bancorp, Inc.                                                5,200            249,340
   Provident Bankshares Corp.                                            36,677    $     1,065,834
   Provident Financial Group, Inc.                                       20,000            619,200
   Provident Financial Holdings, Inc.                                     5,550            185,981
 * Province Healthcare Co.                                               73,125          1,121,006
 * Proxim Corp.                                                          67,269             94,849
*# ProxyMed, Inc.                                                         1,320             21,292
 * PSS World Medical, Inc.                                              100,500          1,030,125
   Psychemedics Corp.                                                     5,225             42,061
 * Psychiatric Solutions, Inc.                                            9,033            137,482
 * PTEK Holdings, Inc.                                                   80,328            700,460
   Pulaski Financial Corp.                                                5,400             86,346
   Pulitzer, Inc.                                                        11,100            588,300
 * Puma Technology, Inc.                                                 71,685            433,694
 * Pure World, Inc.                                                       7,600             17,252
 * PW Eagle, Inc.                                                         7,000             27,993
   Pyramid Breweries, Inc.                                                5,700             18,126
 * Qad, Inc.                                                             49,083            605,193
 * QEP Co., Inc.                                                          2,125             25,075
 * QRS Corp.                                                             23,000            234,370
 * QuadraMed Corp.                                                       27,006             67,110
   Quaker Chemical Corp.                                                 13,720            359,876
   Quaker City Bancorp, Inc.                                              2,734            115,457
   Quaker Fabric Corp.                                                   23,350            203,846
 * Quality Dining, Inc.                                                  11,400             32,946
 * Quality Systems, Inc.                                                  9,100            389,480
 * Qualstar Corp.                                                         5,500             28,325
   Quanex Corp.                                                          23,200            917,096
 * Quanta Services, Inc.                                                171,200          1,309,680
 * Quantum Corp.- DLT                                                    55,500            175,380
 * Quantum Fuel Systems
     Technologies Worldwide, Inc.                                        14,100             98,559
 * Quest Software, Inc.                                                 120,400          1,787,940
*# Questcor Pharmaceuticals, Inc.                                        26,800             18,224
 * Quicklogic Corp.                                                      34,900            217,776
 * Quidel Corp.                                                          43,600            374,960
 * Quigley Corp.                                                         16,200            137,538
 * Quiksilver, Inc.                                                      77,500          1,393,450
 * Quinton Cardiology Systems, Inc.                                      24,200            192,390
 * Quipp, Inc.                                                            1,400             17,150
   Quixote Corp.                                                         12,491            307,778
*# Quokka Sports, Inc.                                                    1,128                 15
 * Quovadx, Inc.                                                         46,726            227,556
 * R & B, Inc.                                                            8,400            117,600
 * R H Donnelley Corp.                                                   46,200          1,859,550
 * Radiant Systems, Inc.                                                 40,800            289,680
 * Radiologix, Inc.                                                      30,300             92,415
 * RadiSys Corp.                                                         26,762            492,421
 * Radyne ComStream, Inc.                                                 9,500             65,645
 * Rag Shops, Inc.                                                        2,415              8,187
 * Railamerica, Inc.                                                     45,700            518,695
 * Rainbow Rentals, Inc.                                                  5,900             43,666
 * Rainbow Technologies, Inc.                                            38,900            482,360
 * Ralcorp Holdings, Inc.                                                43,400          1,314,152
 * Ramtron International Corp.                                           31,000             76,880
 * Range Resources Corp.                                                 84,000            663,600
 * Rare Hospitality International, Inc.                                  49,282          1,232,050
   Raven Industries, Inc.                                                11,800            326,742
 * Rayovac Corp.                                                         48,700            876,113
 * Raytech Corp.                                                         14,400             53,280
 * RC2 Corp.                                                             24,000            510,720
 * RCM Technologies, Inc.                                                10,500             76,440

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# RCN Corp.                                                             82,600    $        84,252
 * Reading International, Inc. Class A                                   18,149            113,250
 * Reading International, Inc. Class B                                    1,060              6,254
 * RealNetworks , Inc.                                                  228,600          1,364,742
*# Redhook Ale Brewery, Inc.                                              9,300             27,705
   Redwood Empire Bancorp                                                 5,250            132,589
 * Reeds Jewelers, Inc.                                                     440                488
   Regal-Beloit Corp.                                                    34,004            702,183
 * Regeneration Technologies, Inc.                                       38,552            400,941
 * Regeneron Pharmaceuticals, Inc.                                       74,600            960,848
 * Regent Communications, Inc.                                           64,413            419,329
   Regis Corp.                                                           43,100          1,764,945
 * Register.Com, Inc.                                                    44,100            213,885
 * Rehabcare Group, Inc.                                                 23,800            422,688
 * Reliability, Inc.                                                      6,300              6,867
   Reliance Steel & Aluminum Co.                                         47,757          1,407,876
 * Reliant Resources, Inc.                                               11,600             76,096
 * Reliv International, Inc.                                             11,532             65,617
 * Relm Wireless Corp.                                                    7,600             11,476
 * Remec, Inc.                                                           88,350            991,287
 * RemedyTemp, Inc.                                                       6,600             72,402
 * Remington Oil & Gas Corp.                                             40,200            717,570
*# Renaissance Learning, Inc.                                            46,200          1,071,840
 * Rentrak Corp.                                                         13,600            108,664
 * Rent-Way, Inc.                                                        46,300            343,083
 * Repligen Corp.                                                        44,800            216,384
 * Reptron Electronics, Inc.                                              8,800              1,496
 # Republic Bancorp, Inc.                                                94,783          1,303,270
   Republic Bancorp, Inc. Class A                                        14,500            285,650
   Republic Bankshares, Inc.                                             19,865            592,573
 * Republic First Bancorp, Inc.                                           6,334             82,405
 * Res-Care, Inc.                                                        33,685            247,585
 * ResMed, Inc.                                                          41,300          1,610,700
   Resource America, Inc.                                                25,351            330,324
 * Resources Connection, Inc.                                            33,968            930,044
 * Respironics, Inc.                                                     39,400          1,792,700
 * Restoration Hardware, Inc.                                            45,300            277,689
 * Retail Ventures Inc.                                                  48,200            260,280
 * Retek, Inc.                                                           77,900            808,602
*# Revlon, Inc.                                                          55,200            132,480
 * Rex Stores Corp.                                                      16,100            253,253
 * Rexhall Industries, Inc.                                               3,542             10,325
 * RF Monolithics, Inc.                                                  10,100             88,577
*# Rhythms NetConnections, Inc.                                           8,900                  1
   Richardson Electronics, Ltd.                                          15,627            159,395
 * Rigel Pharmaceuticals, Inc.                                            2,222             36,019
   Riggs National Corp.                                                  40,602            696,730
 * Right Management Consultants,
     Inc.                                                                31,162            556,865
 * Rimage Corp.                                                           8,600            131,580
 * Rita Medical Systems, Inc.                                            26,700            113,475
 * Riverside Group, Inc.                                                  1,000                 19
   Riverview Bancorp, Inc.                                                4,500             96,210
   Rivianna Foods, Inc.                                                  16,700            492,483
 * Riviera Holdings Corp.                                                 3,600             19,602
   RLI Corp.                                                             35,800          1,295,960
 * RMH Teleservices, Inc.                                                19,300             99,588
 * Roadhouse Grill, Inc.                                                 13,340              3,335
 # Roadway Corp.                                                         23,200          1,183,200
   Roanoke Electric Steel Corp.                                           9,900             95,535
   Robbins & Myers, Inc.                                                 19,400            427,964
 * Robocom Systems, Inc.                                                    800    $           600
 * Robotic Vision Systems, Inc.                                          17,400             11,571
 * Rochester Medical Corp.                                                5,300             47,435
   Rock of Ages Co.                                                       4,400             25,476
   Rock-Tenn Co. Class A                                                 61,200            973,080
   Rocky Mountain Chocolate Factory,
     Inc.                                                                 2,433             29,196
 * Rocky Shoes & Boots, Inc.                                              4,500             77,850
 * Rofin-Sinar Technologies, Inc.                                        13,000            418,210
 * Rogers Corp.                                                          24,200          1,062,380
 * Rogue Wave Software, Inc.                                             11,000             72,270
 * Rohn Industries, Inc.                                                 34,500                690
   Rollins, Inc.                                                         67,700          1,508,356
   Roper Industries, Inc.                                                38,500          1,930,390
 * Ross Systems, Inc.                                                     2,600             46,826
   Roto-Rooter, Inc.                                                     14,400            530,064
 * Rouge Industries, Inc. Class A                                        15,000              1,200
 * Roxio, Inc.                                                            1,629              8,813
   Royal Bancshares of Pennsylvania
     Class A                                                              4,344            115,550
   Royal Gold, Inc.                                                      30,735            654,963
 * Royale Energy, Inc.                                                    3,273             29,457
   RPC, Inc.                                                             28,600            287,430
 * RSA Security, Inc.                                                    90,300          1,327,410
 * RTI International Metals, Inc.                                        30,000            406,500
 * RTW, Inc.                                                              5,150             33,264
 * Rubio's Restaurants, Inc.                                             12,795             77,410
   Ruddick Corp.                                                         65,900          1,113,710
 * Rudolph Technologies, Inc.                                            23,900            553,285
 * Rural Cellular Corp. Class A                                           2,800             26,460
 * Rural/Metro Corp.                                                     14,000             27,440
 * Rush Enterprises, Inc. Class A                                         7,000             54,110
 * Rush Enterprises, Inc. Class B                                         7,000             57,260
   Russ Berrie & Co., Inc.                                               30,900          1,030,515
   Russell Corp.                                                         44,900            825,711
 * Ryan's Family Steak Houses, Inc.                                      59,200            878,528
   Ryerson Tull, Inc.                                                    35,000            315,350
 * S&K Famous Brands, Inc.                                                2,100             37,548
   S&T Bancorp, Inc.                                                     39,600          1,203,048
 * S1 Corp.                                                             101,898            899,759
 * Saba Software, Inc.                                                   18,800             71,478
 * Safeguard Scientifics, Inc.                                          173,900            594,738
 * SafeNet, Inc.                                                         19,860            660,146
 * Safety Components International,
     Inc.                                                                   118              1,392
 * Saga Communications, Inc.
     Class A                                                             27,325            477,368
 * Salem Communications Corp.                                            25,640            635,103
*# Salton, Inc.                                                          15,700            211,322
*# Samsonite Corp.                                                          518                352
 * San Filippo (John B.) & Son, Inc.                                      8,200            326,360
 * Sanchez Computer Associates, Inc.                                     39,855            173,369
   Sanders Morris Harris Group, Inc.                                     24,500            243,775
   Sanderson Farms, Inc.                                                 19,500            670,410
 * Sands Regent Casino Hotel                                              2,000              8,280
   Sandy Spring Bancorp, Inc.                                            20,800            829,920
 * Sangamo BioSciences, Inc.                                             36,400            165,984
 * Sapient Corp.                                                        177,323            996,555
*# Satcon Technology Corp.                                               28,300             73,580
   Saucony, Inc. Class A                                                  2,700             45,846
   Saucony, Inc. Class B                                                  3,500             58,100

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Sauer-Danfoss, Inc.                                                   49,600    $       793,600
 * Savient Pharmaceuticals, Inc.                                         76,600            378,404
 * Saxon Capital, Inc.                                                   17,400            328,338
 * SBA Communications Corp.                                              64,000            221,440
 * SBE, Inc.                                                              3,500             28,840
 * SBS Technologies, Inc.                                                22,530            330,065
 * ScanSoft, Inc.                                                       139,960            839,760
 * ScanSource, Inc.                                                      21,200            927,288
   Schawk, Inc. Class A                                                  22,200            301,920
 * Scheid Vineyards, Inc.                                                 2,200              9,251
*# Schick Technologies, Inc.                                              9,000             69,750
 * Schieb (Earl), Inc.                                                    2,200              5,819
 * Schlotzskys, Inc.                                                      7,200             18,144
 * Schmitt Industries, Inc.                                               2,466              6,239
   Schnitzer Steel Industries, Inc.
     Class A                                                             16,001            865,814
 * Scholastic Corp.                                                      52,700          1,748,586
 * Schuff International, Inc.                                             7,000             10,010
   Schulman (A.), Inc.                                                   41,487            811,071
   Schweitzer-Maudoit International, Inc.                                20,900            579,348
 * Sciclone Pharmaceuticals, Inc.                                        62,000            455,700
 * Scientific Games Corp.                                                90,158          1,465,969
 * Scientific Learning Corp.                                              4,400             20,284
 * Scientific Technologies, Inc.                                          6,700             31,088
 * SCM Microsystems, Inc.                                                21,663            179,803
 * SCP Pool Corp.                                                        49,500          1,773,090
   SCPIE Holdings, Inc.                                                   9,300             92,535
 * SCS Transportation, Inc.                                              14,450            240,304
   Seaboard Corp.                                                         1,400            322,700
 * Seabulk International, Inc.                                            2,400             21,000
 * Seachange International, Inc.                                         40,500            609,525
   Seacoast Banking Corp.                                                 4,950             87,665
   Seacoast Financial Services Corp.                                      7,315            200,797
 * Seacor Smit, Inc.                                                     27,900          1,064,106
 * Seattle Genetics, Inc.                                                43,595            271,161
 * Secom General Corp.                                                      140                181
   Second Bancorp, Inc.                                                   9,900            280,170
 * Secure Computing Corp.                                                51,474            773,654
 * Security Associates International,
     Inc.                                                                 3,500                  0
 * SED International Holdings, Inc.                                         825              2,186
 * SeeBeyond Technology Corp.                                           122,600            475,688
 * SEEC, Inc.                                                             5,900              2,891
 * Segue Software, Inc.                                                   9,500             24,415
 * Selas Corp. of America                                                 4,750             13,110
 * Select Comfort Corp.                                                  50,500          1,358,955
 * Select Medical Corp.                                                  57,000          2,043,450
 * Selectica, Inc.                                                       55,800            258,912
   Selective Insurance Group, Inc.                                       40,700          1,319,087
   SEMCO Energy, Inc.                                                    41,400            202,860
 * Semitool, Inc.                                                        40,400            459,752
 * Semtech Corp.                                                         77,136          1,874,405
 * SEMX Corp.                                                             6,300                630
 * Seneca Foods Corp. Class A                                               200              4,000
 * Seneca Foods Corp. Class B                                             1,300             26,111
 # Sensient Technologies Corp.                                           70,400          1,327,040
 * Sensytech, Inc.                                                        9,014            131,154
 * Sequa Corp. Class A                                                    6,900            329,475
 * Sequa Corp. Class B                                                    2,600            127,270
 * Sequenom, Inc.                                                        56,400            203,096
 * SeraCare Life Sciences, Inc.                                           4,080             44,880
*# Serena Software, Inc.                                                 60,000    $     1,153,200
 * Serologicals Corp.                                                    36,050            621,863
 * Service Corp. International                                          279,800          1,385,010
 * ServiceWare Technologies, Inc.                                         2,900              1,711
 * Servotronics, Inc.                                                     1,100              3,410
 * SFBC International, Inc.                                              11,100            285,825
 * Shared Technologies Cellular, Inc.                                    10,100                 27
 * Sharper Image Corp.                                                   22,700            717,774
 * Shaw Group, Inc.                                                      86,687          1,128,665
 * Sheffield Pharmceuticals, Inc.                                        13,250                  1
 * Shells Seafood Restaurants, Inc.                                       4,400              2,926
 * Shiloh Industries, Inc.                                               13,500             60,953
 * Shoe Carnival, Inc.                                                   19,000            343,520
 * Shoe Pavilion, Inc.                                                    6,200              7,905
 * Sholodge, Inc.                                                         5,100             22,313
 * Shopko Stores, Inc.                                                   43,700            727,605
 * Shuffle Master, Inc.                                                  24,025            718,588
 * Siebert Financial Corp.                                               22,300             73,144
   Sierra Bancorp                                                         1,700             28,883
 * Sierra Health Services, Inc.                                          41,936          1,149,046
 * Sierra Pacific Resources                                             175,800          1,218,294
 * Sifco Industries, Inc.                                                 5,400             18,900
 * Sigma Designs, Inc.                                                   30,500            180,865
 * Sigmatron International, Inc.                                          2,200             55,682
 * Silgan Holdings, Inc.                                                 25,500            878,475
 * Silicon Graphics, Inc.                                               193,900            219,107
 * Silicon Image, Inc.                                                  105,889            783,579
 * Silicon Storage Technology, Inc.                                     142,400          1,932,368
*# Silicon Valley Bancshares                                             51,800          1,902,614
 * Siliconix, Inc.                                                       35,641          1,810,206
 * Simclar, Inc.                                                          6,500             14,755
   Simmons First National Corp.
     Class A                                                             20,200            535,906
 * Simon Worldwide, Inc.                                                  9,100                705
 * SimpleTech, Inc.                                                      69,357            466,010
 * Simpson Manufacturing Co., Inc.                                       34,800          1,712,160
 * Simula, Inc.                                                          12,800             40,320
 * Sinclair Broadcast Group, Inc.
     Class A                                                             62,200            713,434
 * Sipex Corp.                                                           42,200            396,680
 * Sirenza Microdevices, Inc.                                            47,362            276,120
 * Sitel Corp.                                                           74,000            173,900
 * Six Flags, Inc.                                                      138,905            937,609
   SJW Corp.                                                              3,000            266,220
 * Skechers U.S.A., Inc. Class A                                         28,100            208,783
 * SkillSoft P.L.C.                                                      21,492            166,133
   Skyline Corp.                                                          8,300            266,430
   Skywest, Inc.                                                         63,200          1,090,200
 * Skyworks Solutions, Inc.                                             180,417          1,585,865
 * SL Industries, Inc.                                                    5,900             47,495
 * SM&A                                                                  17,700            208,683
 * Smart & Final Food, Inc.                                              29,200            266,596
 * SmartDisk Corp.                                                        8,500              2,763
 * Smith & Wollensky Restaurant
     Group, Inc.                                                         13,400             78,256
   Smith (A.O.) Corp.                                                    29,100          1,022,574
   Smith (A.O.) Corp. Convertible
     Class A                                                              3,750            131,775
*# Smith Micro Software, Inc.                                            21,400             56,710
 * Smithway Motor Xpress Corp.
     Class A                                                              4,000              4,760

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Sola International, Inc.                                              37,400    $       733,040
 * Solutia, Inc.                                                        156,800            431,200
 * Somera Communications, Inc.                                           41,000             58,220
   Sonic Automotive, Inc.                                                42,500            954,125
 * Sonic Corp.                                                           58,425          1,803,580
 * Sonic Foundry, Inc.                                                   36,700             80,740
 * Sonic Innovations, Inc.                                               28,800            175,680
 * Sonic Solutions                                                       32,100            605,727
 * SonicWALL, Inc.                                                       98,400            786,216
 * SonoSite, Inc.                                                        21,533            454,777
*# Sonus Networks, Inc.                                                  78,757            719,839
 * Sonus Pharmaceuticals, Inc.                                           25,800            131,838
 * Sorrento Networks Corp.                                               15,500             41,385
 * Sotheby's Holdings, Inc. Class A                                      67,400            781,840
   Sound Federal Bancorp, Inc.                                           17,908            301,750
 * SoundView Technology Group, Inc.                                      29,301            452,407
 * Source Information Management,
     Inc.                                                                27,700            268,413
 * Source Media, Inc.                                                    27,400                219
 * Sourcecorp, Inc.                                                      24,202            591,981
   South Financial Group, Inc.                                           60,927          1,736,420
   South Jersey Industries, Inc.                                         17,064            672,322
   Southern Banc Company, Inc.                                              200              3,302
 * Southern Energy Homes, Inc.                                           13,825             36,636
 * Southern Union Co.                                                    88,194          1,612,186
   Southside Banchares, Inc.                                                315              5,410
 * Southwall Technologies, Inc.                                          14,200             12,354
   Southwest Bancorp, Inc.                                               11,400            200,070
   Southwest Bancorporation of
     Texas, Inc.                                                         40,800          1,559,784
   Southwest Gas Corp.                                                   50,700          1,143,285
   Southwest Water Co.                                                   15,878            252,143
 * Southwestern Energy Co.                                               30,900            630,669
 * Spacehab, Inc.                                                        11,500             11,730
   Span-American Medical System,
     Inc.                                                                 2,400             29,040
 * Spanish Broadcasting System,
     Inc.                                                                52,900            531,645
 * SPAR Group, Inc.                                                       1,500              5,475
   Spartan Motors, Inc.                                                  17,645            167,628
 * Spartan Stores, Inc.                                                  27,375            134,138
   Spartech Corp.                                                        42,300            930,600
 * Sparton Corp.                                                          7,938             86,762
 * Specialty Laboratories, Inc.                                          31,300            522,710
 * SpectraLink Corp.                                                     27,400            564,166
 * Spectranetics Corp.                                                   36,102            120,942
 * Spectrum Control, Inc.                                                13,000             92,573
 * SpectRx, Inc.                                                          8,900             19,135
   Speedway Motorsports, Inc.                                            59,800          1,752,140
 * Speizman Industries, Inc.                                              2,900              1,102
 * Spherion Corp.                                                        82,420            736,835
 * Spherix, Inc.                                                         12,100             84,095
 * Spiegel, Inc. Class A Non-Voting                                      13,700              1,199
 * Spinnaker Exploration Co.                                             49,090          1,293,031
 * Spire Corp.                                                            6,700             28,676
 * Sport Chalet, Inc.                                                     2,700             25,218
 * Sport Supply Group, Inc.                                               8,900             16,465
 * Sport-Haley, Inc.                                                      2,700             11,124
 * Sports Club Co., Inc.                                                 20,100             40,200
 * SportsLine.Com, Inc.                                                  33,400             36,406
 * Sportsman's Guide, Inc.                                                6,800            121,713
*# SPS Technologies, Inc.                                                16,800    $       822,528
 * SPSS, Inc.                                                            26,029            504,182
*# SR Telecom, Inc.                                                       1,452              8,276
 * SRA International, Inc.                                               23,600          1,040,996
 * SRI/Surgical Express, Inc.                                             6,100             40,413
 * SRS Labs, Inc.                                                        19,500            201,825
   SS&C Technologies, Inc.                                               18,500            545,750
   St. Francis Capital Corp.                                              9,200            320,252
   St. Mary Land & Exploration Co.                                       47,300          1,215,610
 * Staar Surgical Co.                                                    27,400            301,153
 * Stamps.com, Inc.                                                      62,851            392,819
*# Standard Automotive Corp.                                              4,400                  0
   Standard Commercial Corp.                                             18,229            380,075
 * Standard Management Corp.                                              7,600             24,852
 * Standard Microsystems Corp.                                           25,400            680,720
   Standard Motor Products, Inc.
     Class A                                                             12,400            124,620
   Standard Pacific Corp.                                                35,300          1,762,529
   Standard Register Co.                                                 38,400            609,792
   Standex International Corp.                                           17,500            477,225
   Stanley Furniture, Inc.                                                6,700            213,797
 * Star Buffet, Inc.                                                      2,800             11,410
 * Star Multi Care Service, Inc.                                            454                 64
 * Star Scientific, Inc.                                                 27,100             55,013
 * Starcraft Corp.                                                        2,625             92,479
   Starrett (L.S.) Co. Class A                                            4,800             68,496
   StarTek, Inc.                                                         20,600            796,602
   State Auto Financial Corp.                                            57,400          1,491,826
   State Financial Services Corp.
     Class A                                                              7,800            207,090
 # Staten Island Bancorp, Inc.                                           73,800          1,697,400
 * Steak n Shake Co.                                                     40,018            704,317
*# Steel Dynamics, Inc.                                                  71,658          1,434,593
   Steel Technologies, Inc.                                              13,700            210,980
*# SteelCloud Co.                                                        12,100             61,831
 * Stein Mart, Inc.                                                      57,916            516,032
 * Steinway Musical Instruments, Inc.                                     8,800            210,320
 * Stellent, Inc.                                                        30,800            303,996
*# Stemcells, Inc.                                                        2,600              5,642
   Stepan Co.                                                             8,400            210,504
   Stephan Co.                                                            3,500             14,980
   Sterling Bancorp                                                      22,376            655,841
   Sterling Bancshares                                                   62,083            789,075
 * Sterling Financial Corp.                                              21,471            721,640
   Stewart & Stevenson Services, Inc.                                    42,102            591,112
 * Stewart Enterprises, Inc.                                            150,433            702,522
 * Stewart Information Services Corp.                                    25,100            969,613
 * Stifel Financial Corp.                                                 6,100            104,554
 * Stillwater Mining Co.                                                 52,400            441,208
 * Stone Energy Corp.                                                    39,563          1,478,074
*# Stonepath Group, Inc.                                                 44,600            117,744
 * Stoneridge, Inc.                                                      31,500            420,525
 * Storage Engine, Inc.                                                     283                 95
 * StorageNetworks, Inc.                                                 60,800                  0
 * StorageNetworks, Inc. Escrow
     Shares                                                              60,800              1,648
 * Stratasys, Inc.                                                       10,200            459,000
 * Strategic Diagnostics, Inc.                                           28,600            132,990
   Strategic Distribution, Inc.                                           3,029             45,465
 * Stratesec, Inc.                                                        7,300                 58
 * Stratex Networks, Inc.                                               120,100            427,556

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Stratos International, Inc.                                           10,136    $        75,919
 * Strattec Security Corp.                                                4,100            243,950
 * Stratus Properties, Inc.                                               7,050             74,589
   Strayer Ed, Inc.                                                       8,300            927,359
   Stride Rite Corp.                                                     58,900            681,473
   Sturm Ruger & Co., Inc.                                               40,400            465,812
*# Styleclick, Inc. Class A                                              12,700                254
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                       18,500                  0
   Suffolk Bancorp                                                        8,600            312,171
 * Summa Industries, Inc.                                                 5,200             45,760
 * Summit America Television, Inc.                                       65,315            235,134
   Summit Bancshares, Inc.                                                2,000             56,060
   Summit Bank Corp.                                                      1,680             27,073
 * Sun Bancorp, Inc.                                                     17,492            396,194
   Sun Hydraulics, Inc.                                                   4,900             39,298
 * Sunair Electronics, Inc.                                               3,000             19,200
 * Sundance Homes, Inc.                                                   3,000                 20
 * SunLink Health Systems, Inc.                                           1,048              2,955
*# Sunrise Senior Living, Inc.                                           31,765          1,096,528
   Sunrise Telecom, Inc.                                                  3,700             14,430
 * Suntron Corp.                                                          5,265             21,692
*# Superconductor Technologies, Inc.                                     97,240            721,521
*# Supergen, Inc.                                                        53,240            562,747
 * Superior Consultant Holdings Corp.                                    10,700             50,932
 * Superior Energy Services, Inc.                                       103,600            878,528
 # Superior Industries International,
     Inc.                                                                40,000          1,779,200
   Superior Uniform Group, Inc.                                           7,000            114,380
 * Supertex, Inc.                                                        18,500            320,790
 * SupportSoft, Inc.                                                     53,300            781,378
   Supreme Industries, Inc.                                              10,308             60,044
*# SureBeam Corp.                                                        83,296             22,073
   SureWest Communications                                               19,812            777,423
*# SurModics, Inc.                                                       24,400            516,548
   Susquehanna Bancshares, Inc.                                          59,600          1,586,552
 * Swift Energy Corp.                                                    41,100            583,209
 * Swisher International, Inc.                                              700                525
*# Switchboard, Inc.                                                     27,300            182,910
   SWS Group, Inc.                                                       23,918            449,898
 * Sybase, Inc.                                                          20,100            412,050
 * Sybron Dental Specialties, Inc.                                       55,400          1,596,074
 * Sycamore Networks, Inc.                                              182,652            971,709
 * Sykes Enterprises, Inc.                                               57,428            524,892
 * Sylvan Learning Systems, Inc.                                         53,100          1,718,847
 * Sylvan, Inc.                                                           5,400             65,259
 * Symmetricom, Inc.                                                     82,767            582,183
 * Syms Corp.                                                            28,200            195,708
 * Symyx Technologies                                                    45,700            911,715
 * Synalloy Corp.                                                         5,900             40,415
 * Synaptics, Inc.                                                       35,200            481,184
 * Synovis Life Technologies, Inc.                                       17,100            439,641
 * Synplicity, Inc.                                                       2,600             18,954
   Syntel, Inc.                                                          59,200          1,506,048
 * Synthetech, Inc.                                                      14,200             22,862
 * Syntroleum Corp.                                                      48,993            191,563
   Sypris Solutions, Inc.                                                14,363            196,055
 * Systemax, Inc.                                                        33,900            245,775
 * Systems & Computer Technology
     Corp.                                                               50,100            766,530
 * T-3 Energy Services, Inc.                                              1,250              7,225
 * T-Netix, Inc.                                                         15,000    $        57,735
*# Tag-It Pacific, Inc.                                                  16,500             83,325
 * Taitron Components, Inc.                                               5,000             11,750
*# Take Two Interactive Software                                         28,800            953,280
 * TALK America Holdings, Inc.                                           39,609            445,601
   TALX Corp.                                                            13,838            362,556
   Tandy Brand Accessories, Inc.                                          5,900             88,500
 * Tanox, Inc.                                                           66,600          1,001,664
 * Tarantella, Inc.                                                       3,300              3,185
 * Tarrant Apparel Group                                                 15,800             63,200
   Tasty Baking Co.                                                      10,900             92,105
   TB Woods Corp.                                                         7,600             60,040
 * TBA Entertainment Corp.                                                7,300              4,636
 * TBC Corp.                                                             32,750            970,383
 * TEAM America, Inc.                                                     2,800                 28
 * Team, Inc.                                                             7,600             76,000
 * TeamStaff, Inc.                                                       20,200             44,642
   Tech/Ops Sevcon, Inc.                                                  3,100             17,934
   Teche Holding Co.                                                        700             25,358
 * Techne Corp.                                                          45,700          1,648,856
 * Technical Communications Corp.                                           400              1,800
 * Technical Olympic USA, Inc.                                            8,500            229,160
 * Technitrol, Inc.                                                      59,900          1,425,021
   Technology Research Corp.                                              5,400             83,268
 * Technology Solutions Corp.                                            42,400             49,608
 * TechTeam Global, Inc.                                                 21,800            147,150
   Tecumseh Products Co. Class A                                         20,900            860,244
*# Tegal Corp.                                                            5,000             11,900
 * Tejon Ranch Co.                                                       13,900            549,050
 * Tekelec                                                               91,900          1,534,730
*# TeleCommunication Systems, Inc.                                       31,500            166,950
 * Teledyne Technologies Inc.                                            48,300            829,794
 * Teletech Holdings, Inc.                                              107,500          1,080,375
 * Telik, Inc.                                                           51,600          1,042,836
 * Telular Corp.                                                         18,100            132,854
 * Temtex Industries, Inc.                                                2,000                 16
 * TenFold Corp.                                                          4,500              9,585
   Tennant Co.                                                           12,100            521,752
 * Tenneco Automotive, Inc.                                              61,000            338,550
 * Terayon Communication Systems,
     Inc.                                                               109,800            656,604
 * Terex Corp.                                                           67,121          1,731,051
 * Terra Industries, Inc.                                               105,900            342,057
 * Tesoro Petroleum Corp.                                                96,900          1,228,692
 * Tessco Technologies, Inc.                                              4,500             68,895
*# Tetra Tech, Inc.                                                      80,826          2,061,063
 * Tetra Technologies, Inc.                                              32,500            728,000
   Texas Industries, Inc.                                                30,700            896,747
   Texas Regional Banchshares, Inc.
     Class A                                                             44,124          1,641,413
   TF Financial Corp.                                                     2,600             89,362
 * Thackeray Corp.                                                        4,100              4,305
 * The Banc Corp.                                                        24,700            215,384
 # The Brink's Co.                                                       81,418          1,807,480
 * The Dress Barn, Inc.                                                  43,800            641,232
   The Marcus Corp.                                                      35,200            526,240
*# The Medicines Co.                                                     70,691          1,934,813
 # The Phoenix Companies, Inc.                                          141,300          1,589,625
 * The Rowe Companies                                                    13,100             38,711
 * The Sports Authority, Inc.                                            36,506          1,588,011
 * Theragenics Corp.                                                     43,100            211,621

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Therasense, Inc.                                                      61,950    $     1,056,248
 * Thermwood Corp.                                                          200                113
 * TheStreet.com, Inc.                                                   33,500            153,095
 * Third Wave Technologies                                               55,086            236,870
   Thistle Group Holdings Co.                                             7,100            184,245
 # Thomas & Betts Corp.                                                  87,500          1,820,000
 * Thomas Group, Inc.                                                     4,000              4,400
   Thomas Industries, Inc.                                               23,350            735,992
 * Thoratec Corp.                                                        83,443          1,175,712
*# THQ, Inc.                                                             57,800            930,002
 * Three-Five Systems, Inc.                                              31,499            167,890
 * TIBCO Software, Inc.                                                 181,530          1,061,951
 * Tickets.com, Inc.                                                      1,600                760
 * Tidel Technologies, Inc.                                              10,500              8,138
 * Tier Technologies, Inc. Class B                                       27,300            213,213
 * TII Network Technologies, Inc.                                        11,260             28,713
   Timberland Bancorp, Inc.                                               3,900             94,809
 * Timco Aviation Services, Inc.                                          2,749              1,237
 * Time Warner Telecom, Inc.                                             71,187            751,023
   Timken Co.                                                            43,200            740,016
 * Tipperary Corp.                                                       17,900             49,046
   Titan International, Inc.                                             19,600             37,632
*# Titan Pharmaceuticals, Inc.                                           40,700            112,739
 * Titanium Metals Corp.                                                  3,170            150,575
 * TiVo, Inc.                                                           101,859            849,504
 * TLC Vision Corp.                                                      33,060            201,335
 * TMBR/Sharp Drilling, Inc.                                              5,400             95,958
   Todd Shipyards Corp.                                                   6,300            113,715
 * Todhunter International, Inc.                                          4,600             47,771
 * Tofutti Brands, Inc.                                                   6,900             20,700
 * Tollgrade Communications, Inc.                                        20,391            352,968
   Tompkins County Trustco, Inc.                                            363             17,515
 * Too, Inc.                                                             51,500            939,875
   Topps, Inc.                                                           60,300            635,562
 * Torch Offshore, Inc.                                                  23,300            121,626
 * Toreador Resources Corp.                                               4,900             14,210
   Toro Co.                                                              36,300          1,798,302
 * Total Entertainment Restaurant
     Corp.                                                                8,800            106,568
 * Tower Automotive, Inc.                                                84,500            384,475
   Track Data Corp.                                                       5,600              8,568
 * Tractor Supply Co.                                                    43,600          1,898,344
 * Tradestation Group, Inc.                                              61,800            552,492
   Traffix, Inc.                                                         20,900            104,500
 * Trailer Bridge, Inc.                                                   9,800             58,898
 * Trammell Crow Co.                                                     54,000            726,300
 * Trans World Entertainment Corp.                                       57,100            403,697
 * Transact Technologies, Inc.                                            5,700            133,095
 * Transaction Systems Architects,
     Inc.                                                                51,000          1,003,680
 * TransAxis, Inc.                                                           72                 13
 * Transcat, Inc.                                                         6,100             20,374
 * Transgenomic, Inc.                                                    11,300             20,679
 * Transkaryotic Therapies, Inc.                                         52,700            684,573
 * Transmeta Corp.                                                      152,400            502,920
 * Transmontaigne Oil Co.                                                47,500            285,475
 * Transport Corp. of America                                             5,200             36,660
 * Transport Industries, Inc.                                             1,400              3,934
 * Transpro, Inc.                                                        10,100             34,138
 * Transtechnology Corp.                                                  6,200             43,338
 * TransTexas Gas Corp. Class A                                             236                  5
 * Travis Boats & Motors, Inc.                                            3,300    $         4,158
*# TRC Companies, Inc.                                                   20,300            410,263
   Tredegar Industries, Inc.                                             51,691            796,041
*# Trenwick Group, Ltd.                                                  11,975                299
 * Trestle Holdings Inc.                                                    450              2,475
 * Trex Co., Inc.                                                        20,900            772,255
 * Triad Guaranty, Inc.                                                  21,600          1,007,640
   Triarc Companies, Inc. Class A                                        28,600            320,034
   Triarc Companies, Inc. Class B                                        49,000            568,400
   Trico Bancshares                                                       4,950            164,093
 * Trico Marine Services, Inc.                                           46,700             59,776
 * Trident Microsystems, Inc.                                            21,400            563,248
 * Trimble Navigation, Ltd.                                              48,100          1,458,873
 * Trimedyne, Inc.                                                        4,300              4,558
*# Trimeris, Inc.                                                        30,100            687,183
 # Trinity Industries, Inc.                                              65,800          1,707,510
 * Trio-Tech International                                                  400              1,520
 * TriPath Imaging, Inc.                                                 56,452            514,842
 * Tripos, Inc.                                                          10,620             73,384
 * Triquint Semiconductor, Inc.                                         192,797          1,557,800
 * Tristar Corp.                                                          1,000                  4
 * Triton PCS Holdings, Inc.                                             86,500            484,400
 * Triumph Group                                                         22,502            733,340
 * TriZetto Group, Inc.                                                  69,800            450,210
 * TRM Corp.                                                              7,000             48,510
 * Tropical Sportswear International
     Corp.                                                               15,975             66,935
 * Trover Solutions, Inc.                                                 9,300             64,403
   Troy Financial Corp.                                                     315             11,104
 * Troy Group, Inc.                                                      10,900             32,918
 * Trump Hotels & Casino Resorts,
     Inc.                                                                21,000             33,180
   Trust Co. of New Jersey                                               26,983            922,819
   Trustco Bank Corp.                                                   106,952          1,491,980
   TSR, Inc.                                                              4,400             29,964
 * TTM Technologies, Inc.                                                60,100          1,015,690
 * Tuesday Morning Corp.                                                 53,800          1,719,448
 * Tufco Technologies, Inc.                                               4,500             27,855
 * Tularik, Inc.                                                         83,100          1,244,838
 * Tumbleweed Communications
     Corp.                                                               60,395            501,882
   Tupperware Corp.                                                      87,700          1,351,457
*# TurboChef Technologies, Inc.                                          20,500             63,550
 * Turnstone Systems, Inc.                                               86,565            250,173
 * Tut Systems, Inc.                                                     29,600            148,296
 * Tweeter Home Entertainment
     Group, Inc.                                                         34,900            291,764
   Twin Disc, Inc.                                                        2,800             50,274
 * Twinlab Corp.                                                         20,400                408
 * Tyler Technologies, Inc.                                              60,300            506,520
*# U.S. Aggregates, Inc.                                                  1,600                  1
 * U.S. Concrete, Inc.                                                   37,500            221,213
 * U.S. Home & Garden, Inc.                                              17,500              9,625
 * U.S. Physical Therapy, Inc.                                           16,972            249,828
 * U.S. Plastic Lumber Corp.                                              3,000                690
 * U.S. Xpress Enterprises, Inc.
     Class A                                                             10,823            144,487
 * Ubics, Inc.                                                            2,500                388
   UCBH Holdings, Inc.                                                   47,200          1,845,520
 * UFP Technologies, Inc.                                                 3,800              7,942
   UGI Corp.                                                             42,900          1,387,815

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * UICI                                                                  65,600    $       905,936
   UIL Holdings Corp.                                                    20,900            836,209
 * Ulticom, Inc.                                                         60,708            656,861
 * Ultimate Electronics, Inc.                                            20,500            169,125
 * Ultimate Software Group, Inc.                                         22,700            203,846
 * Ultradata Systems, Inc.                                                2,000                340
 * Ultralife Batteries, Inc.                                             13,100            183,138
 * Ultratech Stepper, Inc.                                               34,800          1,054,440
   UMB Financial Corp.                                                   29,965          1,461,992
   Umpqua Holdings Corp.                                                 40,103            862,215
*# Unapix Entertainment, Inc.                                             6,100                 25
 * Unico American Corp.                                                   5,500             29,068
 * Unifi, Inc.                                                           73,934            379,281
   Unifirst Corp.                                                        12,550            291,537
 * Uni-Marts, Inc.                                                        6,500             10,368
   Union Community Bancorp                                                2,300             39,733
 * Uniroyal Technology Corp.                                             13,300                  1
   Unisource Energy Corp.                                                67,080          1,645,472
 * Unit Corp.                                                            64,200          1,322,520
   United Auto Group, Inc.                                               61,500          1,519,050
   United Bankshares, Inc. WV                                            43,193          1,338,983
   United Community Banks, Inc.                                          32,216          1,087,612
   United Community Financial Corp.                                      47,972            538,246
   United Financial Corp.                                                   660             16,863
   United Fire & Casualty Co.                                             6,200            248,000
   United Guardian, Inc.                                                  1,900             15,580
   United Industrial Corp.                                               17,600            300,080
   United National Bancorp                                               24,500            875,630
 * United Natural Foods, Inc.                                            29,300          1,124,827
*# United Online, Inc.                                                   94,203          1,715,437
 * United PanAm Financial Corp.                                             600             10,920
 * United Rentals, Inc.                                                 100,300          1,857,556
 * United Retail Group, Inc.                                             16,766             53,651
 * United Road Services, Inc.                                               720                122
   United Security Bancshares                                             2,000             53,000
 * United Stationers, Inc.                                               39,600          1,597,860
 * United Surgical Partners
     International, Inc.                                                 40,900          1,308,800
 * United Therapeutics Corp.                                             31,800            598,476
   Unitil Corp.                                                           4,700            117,265
   Unity Bancorp, Inc.                                                    5,460             64,756
 * Universal Access Global Holdings,
     Inc.                                                                 2,235              8,940
 * Universal American Financial Corp.                                    79,400            826,554
 * Universal Compression Holdings,
     Inc.                                                                46,449          1,089,229
   Universal Corp.                                                       35,500          1,516,560
 * Universal Display Corp.                                               35,300            523,852
 * Universal Electronics, Inc.                                           19,800            270,250
   Universal Forest Products, Inc.                                       24,373            741,914
 * Universal Stainless & Alloy Products,
     Inc.                                                                 6,000             50,580
   Unizan Financial Corp.                                                30,197            649,236
 * Unova, Inc.                                                           83,100          1,987,752
 * UQM Technologies, Inc.                                                28,600            102,960
 * Urban Outfitters, Inc.                                                50,600          1,973,400
 * Urologix, Inc.                                                        19,742            111,740
 * URS Corp.                                                             47,613          1,085,576
 * US Energy Corp.                                                       11,500             31,395
 * US LEC Corp.                                                          30,536            176,803
 * US Liquids, Inc.                                                       6,200              1,488
 * US Oncology, Inc.                                                    129,082    $     1,314,055
 * USA Truck, Inc.                                                        9,300            100,254
*# USAir Group, Inc.                                                     84,700              6,903
*# USANA, Inc.                                                           29,100            984,453
   USB Holding Co., Inc.                                                 17,099            331,721
*# USDATA Corp.                                                           2,820                113
   Usec, Inc.                                                           113,331            853,382
   USF Corp.                                                             39,937          1,319,119
 * Utah Medical, Inc.                                                     5,000            113,425
*# V.I. Technologies, Inc.                                               57,100             38,828
 * VA Software Corp.                                                     85,600            359,520
   Vail Banks Inc.                                                        1,300             16,205
 * Vail Resorts, Inc.                                                    39,700            604,631
 # Valeant Pharmaceuticals
     International                                                       77,000          1,841,070
*# Valence Technology, Inc.                                              20,900             75,240
   Valhi, Inc.                                                           14,440            199,561
 * Valley National Gases, Inc.                                            4,200             26,649
   Valmont Industries, Inc.                                              33,300            755,910
 * Valpey Fisher Corp.                                                    1,650              5,214
   Value Line, Inc.                                                       9,900            489,555
 * ValueClick, Inc.                                                     105,800            883,430
 * Valuevision Media, Inc. Class A                                       50,300            779,650
 * Vans, Inc.                                                            26,900            344,320
 * Varian Semiconductor Equipment
     Associates, Inc.                                                    44,500          2,071,920
 * Varian, Inc.                                                          44,000          1,784,640
 * Variflex, Inc.                                                         4,600             28,566
 * Vascular Solutions, Inc.                                               1,800             11,268
 * Vastera, Inc.                                                         75,179            293,198
*# Vaxgen, Inc.                                                          28,700            238,784
 * VCA Antech, Inc.                                                      56,900          1,778,125
 # Vector Group, Ltd.                                                    58,257            990,369
 * Veeco Instruments, Inc.                                               41,000          1,209,500
 * Ventana Medical Systems, Inc.                                         22,300            840,264
 * Venture Catalyst, Inc.                                                 7,200              2,880
 * Verilink Corp.                                                        15,400            121,044
 * Veritas DGC, Inc.                                                     46,900            422,569
 * Verity, Inc.                                                          52,300            751,028
 * Vermont Pure Holdings, Ltd.                                           17,300             54,322
*# Versant Corp.                                                          5,400              9,072
 * Versar, Inc.                                                           8,700             26,535
 * Verso Technologies, Inc.                                              26,319            101,328
 * Vertex Pharmaceuticals, Inc.                                         107,756            941,787
 * Verticalbuyer Inc.                                                       920                 11
   Vesta Insurance Group, Inc.                                           51,300            180,576
 * Vestin Group, Inc.                                                       400                800
 * Vialta, Inc.                                                          64,595             39,403
 * Viasat, Inc.                                                          36,700            780,609
 * Vical, Inc.                                                           26,855            134,812
 * Vicon Industries, Inc.                                                 4,600             19,044
 * Vicor Corp.                                                           46,100            530,150
 * Vicuron Pharmaceuticals, Inc.                                         80,800          1,466,520
 * Video Display Corp.                                                    3,600             43,920
*# Viewpoint Corp.                                                        2,700              2,133
 * Vignette Corp.                                                       295,100            681,681
 * Viisage Technology, Inc.                                              30,600            117,810
   Vintage Petroleum, Inc.                                               91,000            947,310
 * Virage Logic Corp.                                                    29,600            308,432
 * Virbac Corp.                                                          22,000            128,700
   Virco Manufacturing Corp.                                             13,269             75,766

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Virginia Commerce Bancorp, Inc.                                          400    $        12,800
 * Virologic, Inc.                                                       24,500             69,335
 * ViroPharma, Inc.                                                      36,400            101,192
 * Virtualfund.Com, Inc.                                                 22,400                246
 * Vision Sciences, Inc.                                                  5,100              9,027
 * Vista Medical Technologies, Inc.                                       7,500             13,350
   Visteon Corp.                                                        183,400          1,439,690
 * Visual Networks, Inc.                                                 31,900             52,954
 * Visx, Inc. DE                                                         72,000          1,762,560
   Vital Signs, Inc.                                                     18,551            609,029
 * VitalWorks, Inc.                                                      60,500            301,895
*# Vitech America, Inc.                                                  14,850                 39
 * Vitesse Semiconductor, Inc.                                          150,077          1,095,562
 * Vitria Technology, Inc.                                               45,342            257,543
 * Vivus, Inc.                                                           52,160            188,819
 * Vl Dissolution Corp.                                                   3,101              2,295
   VLPS Lighting Services International,
     Inc.                                                                 4,800             18,000
 * Vodavi Technology, Inc.                                                4,300             37,539
 * Volt Information Sciences, Inc.                                       33,000            673,200
   Vulcan International Corp.                                               700             29,015
 * Vyyo, Inc.                                                            17,800            124,956
 * W-H Energy Services, Inc.                                             50,300            749,470
 * Wabash National Corp.                                                 35,800            996,314
   Wabtec Corp.                                                          60,800            951,520
 * Wackenhut Corrections Corp.                                           25,000            541,250
   Walter Industries, Inc.                                               59,000            722,160
*# Warnaco Group, Inc.                                                    2,900                  3
   Warwick Community Bancorp, Inc.                                        5,000            151,000
   Warwick Valley Telephone Co.                                             300              9,618
   Washington Banking Co.                                                 4,070             67,155
   Washington Savings Bank FSB                                            2,400             23,160
   Washington Trust Bancorp, Inc.                                        18,412            508,539
 * Waste Connections, Inc.                                               39,800          1,472,600
   Waste Industries USA, Inc.                                            19,300            176,499
 * WatchGuard Technologoes, Inc.                                         45,480            282,431
 * Water Pik Technologies, Inc.                                           5,800             73,660
 * Waterlink, Inc.                                                       19,200              1,056
   Waters Instruments, Inc.                                                 300              2,145
   Watsco, Inc. Class A                                                  32,300            750,652
   Watsco, Inc. Class B                                                   1,350             31,320
 * Watson Wyatt & Co., Holdings                                          46,500          1,116,930
   Watts Water Technologies, Inc.                                        25,600            524,800
   Wausau-Mosinee Paper Corp.                                            72,136            887,273
   Waypoint Financial Corp.                                              47,126          1,011,795
 * WCI Communities, Inc.                                                 60,600          1,222,908
   WD-40 Co.                                                             23,400            837,720
 * Webb Interactive Services, Inc.                                        5,300              5,300
 * Webco Industries, Inc.                                                 6,000             20,400
 * WebEx Communications, Inc.                                            58,500          1,155,960
 * Webhire, Inc.                                                          4,480              3,136
 * webMethods, Inc.                                                      72,802            709,820
 * Websense, Inc.                                                        30,800            834,372
 * Weider Nutrition International, Inc.                                  10,500             49,980
   Weis Markets, Inc.                                                    15,707            557,599
   Wellco Enterprises, Inc.                                               1,000             10,650
   Wellman, Inc.                                                         65,300            568,110
 * Wells-Gardner Electronics Corp.                                        5,811             21,036
   Wesbanco, Inc.                                                        28,021            779,544
 * WESCO International, Inc.                                             16,100            144,095
   West Coast Bancorp                                                    21,309            463,258
 * West Marine, Inc.                                                     27,800    $       700,838
   West Pharmaceutical Services, Inc.                                    19,800            673,200
 * Westaff, Inc.                                                         15,900             32,595
   Westamerica Bancorporation                                             2,000            105,600
   Westar Energy, Inc.                                                   89,400          1,775,484
   Westbank Corp.                                                         4,515             83,076
 * Westcoast Hospitality Corp.                                           12,900             63,210
 * Westell Technologies, Inc.                                            64,280            475,672
   Western Gas Resources, Inc.                                           32,800          1,453,040
   Western Ohio Financial Corp.                                             900             28,953
 * Western Power & Equipment Corp.                                        3,373              1,315
 * Western Sierra Bancorp                                                 1,050             45,833
*# Western Wireless Corp.                                                83,700          1,562,679
 * Westmoreland Coal Co.                                                    800             11,192
   Westwood Holdings Group, Inc.                                          6,479            110,694
 * Wet Seal, Inc. Class A                                                35,575            365,355
   Weyco Group, Inc.                                                        300              9,750
 * WFS Financial, Inc.                                                   25,000          1,042,500
   WGL Holdings, Inc.                                                    14,000            374,220
 * White Electronics Designs Corp.                                       33,465            345,024
 * Whitehall Jewelers, Inc.                                              21,250            225,463
   Whitney Holdings Corp.                                                15,300            599,913
*# WHX Corp.                                                              6,333             14,313
 * Wickes, Inc.                                                           4,400              2,332
 * Wild Oats Markets, Inc.                                               44,850            508,599
*# William Lyon Homes, Inc.                                              12,600            817,740
 * Williams Industries, Inc.                                              1,200              4,224
 * Willis Lease Finance Corp.                                             9,500             64,125
   Willow Grove Bancorp, Inc.                                            14,391            243,208
 * Wilshire Financial Services Group, Inc.                                  137                759
 * Wilshire Oil Co. of Texas                                              7,107             45,911
*# Wilson Greatbatch Technologies,
     Inc.                                                                31,800          1,332,420
 * Wilsons The Leather Experts, Inc.                                     28,945            179,748
 * Wind River Systems, Inc.                                             117,796            766,852
 * Winmark Corp.                                                          3,800             69,806
   Winn-Dixie Stores, Inc.                                               45,800            413,574
 # Winnebago Industries, Inc.                                            23,600          1,304,372
   Wintrust Financial Corp.                                              26,150          1,171,259
 * Wireless Facilities, Inc.                                             74,800          1,086,844
   Wireless Telecom Group, Inc.                                          24,100             70,854
 * Wireless WebConnect!, Inc.                                             8,900                 23
 * Wiser Oil Co.                                                         14,900            105,045
 * Witness Systems, Inc.                                                 44,500            400,055
 * WJ Communications, Inc.                                               50,400            238,896
 * WMS Industries, Inc.                                                  41,100          1,097,370
 * Wolverine Tube, Inc.                                                  20,100            105,726
   Wolverine World Wide, Inc.                                            61,200          1,272,348
*# Women First HealthCare, Inc.                                           1,500              2,355
   Woodhead Industries, Inc.                                             16,726            284,007
   Woodward Governor Co.                                                 15,600            778,128
 * Workflow Management, Inc.                                             18,721             92,856
 * World Acceptance Corp.                                                25,400            490,728
*# World Access, Inc.                                                    35,372                 53
   World Fuel Services Corp.                                             16,100            481,873
   World Wrestling Federation
     Entertainment, Inc.                                                 19,000            218,880
 * WorldGate Communications, Inc.                                         6,500              6,630
 * WorldQuest Networks, Inc.                                              1,500              4,800
 * Worldwide Restaurant Concepts,
     Inc.                                                                41,500            121,180

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Worthington Industries, Inc.                                          65,400    $       936,528
   WPS Resources Corp.                                                   31,200          1,382,160
 * Wright Medical Group, Inc.                                            46,100          1,284,346
   WSI Industries, Inc.                                                   2,000              4,720
   X-Rite, Inc.                                                          28,700            328,615
 * Xanser Corp.                                                          42,800            100,152
 * Xeta Corp.                                                             9,200             56,120
 * Xicor, Inc.                                                           37,974            495,561
 * Yankee Candle Co., Inc.                                               65,200          1,924,704
   Yardville National Bancorp                                             8,000            183,200
*# Yellow Corp.                                                          41,400          1,265,598
   York International Corp.                                              41,200          1,645,940
 * Young Broadcasting, Inc. Class A                                      24,307            482,494
 * Zapata Corp.                                                           2,340            123,435
   Zenith National Insurance Corp.                                       18,600            607,290
 * Zevex International, Inc.                                              3,400             13,600
 * Zila, Inc.                                                            63,607            253,156
*# Zix Corp.                                                             39,126            342,744
 * Zoll Medical Corp.                                                    11,800            401,790
*# Zoltek Companies, Inc.                                                22,100             96,135
 * Zomax, Inc.                                                           45,600            245,328
 * Zonagen, Inc.                                                         11,400             21,546
 * Zones, Inc.                                                           13,500             16,875
 * Zoran Corp.                                                           56,835          1,043,491
 * Zygo Corp.                                                            24,800            403,248
 * Zymetx, Inc.                                                           8,600                839
 * Zymogenetics, Inc.                                                    72,866            969,846
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $1,268,834,188)                                                             1,456,635,036
                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                       30                  0
 * American Banknote Corp. Warrants
     Series 2 10/10/07                                                       30                  0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                             1,139                148
*# Angeion Corp. Warrants
     10/31/07                                                               215                  0
 * Aura Systems Warrants
     05/31/05                                                             1,262                  0
 * Chart Industries, Inc. Warrants
     09/15/10                                                                24                100
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                    9,947             62,666
 * CSF Holding, Inc. Litigation Rights                                    3,250                  0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                      971                437
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                       22                  0
 * Imperial Sugar Co. Warrants
     08/29/08                                                               498                657
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                               188                 57
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                               582                183
 * Magnum Hunter Resources
     Warrants 03/21/05                                                    7,200    $         2,808
 * Orbital Science Corp. Warrants
     08/31/04                                                               152                715
*# OSI Pharmaceutical, Inc. Rights                                        4,829                  0
 * PMR Corp. Contingent Value Rights
     08/05/04                                                             7,300                  7
 * Timco Aviation Services
     Warrants 02/27/07                                                    6,696                  1
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
   (Cost $444,107)                                                                          67,779
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
BONDS -- (0.0%)
* Del Global Technologies Corp.
   Subordinated Promissory Note
   * 6.000%, 03/28/07                                           $             2                  0
* Timco Aviation Services, Inc.
   Jr Subordinated Note
   * 8.000%, 01/02/07                                                         3                  0
                                                                                   ---------------
TOTAL BONDS
   (Cost $0)                                                                                     0
                                                                                   ---------------
TEMPORARY CASH
   INVESTMENTS -- (9.0%)
 Repurchase Agreement, PNC Capital
    Markets, Inc. 0.82%, 12/01/03
    (Collateralized by $18,732,000 FMC
    Discount Notes 1.11%, 03/25/04,
    valued at $18,661,755) to be
    repurchased at $18,386,256
    (Cost $18,385,000)                                                   18,385         18,385,000
 ^Repurchase agreements in a Pooled
    Cash Account, UBS Warburg and
    Deutsche Bank Securities Inc.
    1.01% and 1.02% respectively,
    12/01/03 (Collateralized by
    $100,392,000 U.S. Treasury
    Obligations, rates ranging from
    5.50% to 8.875%, maturities
    ranging from 08/15/04 to 05/15/30,
    valued at $124,202,195) to be
    repurchased at $121,030,351
    (Cost $121,020,110)                                                 121,020        121,020,110
                                                                                   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $139,405,110)                                                                 139,405,110
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,408,683,405)++                                                         $ 1,596,107,925
                                                                                   ===============

----------
 + See Note B to Financial Statements.
 * Non-Income Producing Securities
 # Total or Partial Securities on Loan
 ^ Security purchased with cash proceeds from securities on loan
++ The cost for federal income tax purposes is $1,412,366,266.

                 See accompanying Notes to Financial Statements.

                            THE U.S. MICRO CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
COMMON STOCKS -- (94.7%)
 * 1-800 CONTACTS, Inc.                                                  57,802    $     1,222,512
 * 1-800-FLOWERS.COM, Inc.                                               83,186            974,108
   1st Source Corp.                                                      75,908          1,704,135
 # 21st Century Holding Co.                                                 700             10,773
 * 24/7 Real Media, Inc.                                                 20,200             30,502
 * 3-D Systems Corp.                                                    110,010          1,001,091
 * 4Kids Entertainment, Inc.                                             59,400          1,594,890
*# 8X8, Inc.                                                             84,000            630,840
 * @Road, Inc.                                                          209,100          2,632,569
 * A. B. Watley Group, Inc.                                               9,900              2,277
 * A.C. Moore Arts & Crafts, Inc.                                        99,400          2,183,818
 * A.D.A.M., Inc.                                                         5,100             11,016
*# aaiPharma, Inc.                                                      154,500          2,808,810
 * Aames Financial Corp.                                                    480              1,522
 * AAON, Inc.                                                           142,625          2,687,055
 * AAR Corp.                                                            118,837          1,243,035
 * Abaxis, Inc.                                                         146,800          2,971,232
   ABC Bancorp                                                           62,670          1,054,109
 * Abgenix, Inc.                                                          2,000             22,540
   Abigail Adams National Bancorp, Inc.                                   1,375             24,750
   Abington Bancorp, Inc.                                                25,700            980,712
*# Abiomed, Inc.                                                         90,891            671,594
 * Ablest, Inc.                                                          13,500             73,575
   Abrams Industries, Inc.                                               17,100             70,965
 * Acacia Research-Acacia Technologies Common Stock                      68,050            374,275
 * Acacia Research-CombiMatrix Corp.                                     34,190            137,786
 * Access Pharmaceuticals, Inc.                                           1,900              9,025
*# Acclaim Entertainment, Inc.                                          117,200             76,180
 * Ace Cash Express, Inc.                                               108,875          2,100,090
 * Ace Comm Corp.                                                        78,700            190,454
   Aceto Corp.                                                           86,250          1,664,539
 * Aclara Biosciences, Inc.                                              57,200            183,040
 * Acme Communications, Inc.                                            120,000          1,020,000
 * Acme United Corp.                                                     30,407            159,637
 * ACT Manufacturing, Inc.                                                1,000                 20
 * ACT Teleconferencing, Inc.                                            36,200             59,730
 * Actel Corp.                                                           98,200          2,691,662
   Action Performance Companies, Inc.                                    80,500          1,563,310
 * ActivCard Corp.                                                       39,241            341,004
 * Active Power, Inc.                                                   195,500            656,880
 * Actuant Corp.                                                         90,880          2,821,824
 * Actuate Corp.                                                        150,600            474,390
 * Adams Resources & Energy, Inc.                                        68,450            795,389
 * ADE Corp.                                                             81,400          2,047,210
 * Adept Technology, Inc.                                                30,600             55,080
 * Administaff, Inc.                                                    131,600          1,968,736
 * Adolor Corp.                                                         271,636          5,359,378
 * Advanced Digital Information Corp.                                    22,600            342,842
*# Advanced Energy Industries, Inc.                                     131,440          3,470,016
*# Advanced Magnetics, Inc.                                              64,200            914,850
   Advanced Marketing Services, Inc.                                    132,075          1,538,674
 * Advanced Medical Optics, Inc.                                         57,500          1,133,325
 * Advanced Neuromodulation Systems, Inc.                                32,192          1,358,180
 * Advanced Nutraceuticals, Inc.                                            475                233
 * Advanced Photonix, Inc. Class A                                       68,300            171,433
 * Advanced Power Technology, Inc.                                       73,800    $       605,898
   Advanta Corp. Class A                                                 58,683            736,472
   Advanta Corp. Class B Non-Voting                                      89,046          1,143,351
*# Advantage Marketing Systems, Inc.                                      1,400              7,672
 * Advent Software, Inc.                                                135,161          2,366,669
 * Aehr Test Systems                                                     57,400            222,081
 * AEP Industries, Inc.                                                  60,750            439,222
 * Aeroflex, Inc.                                                       277,600          3,522,744
*# Aerosonic Corp.                                                       33,100            375,685
 * Aether Systems, Inc.                                                 192,447            956,462
 * Aetrium, Inc.                                                         88,200            313,110
 * AFC Enterprises, Inc.                                                  9,700            167,325
 * Affinity Technology Group, Inc.                                        1,700                150
 * Aftermarket Technology Corp.                                         151,100          2,011,141
 * AG Services America, Inc.                                             45,000            380,250
 * Agile Software Corp.                                                 223,658          2,458,001
 * Agility Capital, Inc.                                                 13,400                 87
   Agilysys, Inc.                                                       144,379          1,625,708
 * Air Methods Corp.                                                     70,800            640,740
 * Airnet Systems, Inc.                                                  97,000            338,530
 * Airspan Networks, Inc.                                                15,500             37,355
 * AK Steel Holding Corp.                                               170,000            510,000
*# Akamai Technologies, Inc.                                              4,087             54,848
 * Akorn, Inc.                                                          202,000            373,700
*# Aksys, Ltd.                                                          133,600            967,264
   Alabama National Bancorporation                                       32,300          1,744,200
   Alamo Group, Inc.                                                     70,700          1,041,411
 * Alaska Air Group, Inc.                                                95,200          2,737,952
 * Alaska Communications Systems Group, Inc.                            198,600            990,815
 * Albany Molecular Research, Inc.                                      143,146          2,018,359
 * Alcide Corp.                                                          18,000            278,280
 * Alderwoods Group, Inc.                                                21,000            186,060
 * Aldila, Inc.                                                          33,233            117,977
 * Alexion Pharmaceuticals, Inc.                                         98,400          1,845,000
   Alico, Inc.                                                           53,400          1,863,660
 * Align Technology, Inc.                                               131,889          2,375,321
 * All American Semiconductor, Inc.                                      45,940            208,108
   Allegheny Technologies, Inc.                                          74,300            609,260
   Allegiant Bancorp, Inc.                                               74,988          2,103,413
   Allen Organ Co. Class B                                                4,700            224,425
   Alliance Bancorp of New England, Inc.                                    438             17,389
 * Alliance Imaging, Inc.                                               317,000          1,220,450
 * Alliance Semiconductor Corp.                                         157,518          1,301,099
 * Allied Defense Group, Inc.                                            42,040            884,101
 * Allied Healthcare International, Inc.                                146,800            816,208
 * Allied Healthcare Products, Inc.                                      65,800            267,148
 * Allied Holdings, Inc.                                                 73,100            335,529
 * Allied Motion Technologies, Inc.                                      34,580            153,189
*# Allos Therapeutics, Inc.                                             116,600            319,484
 * Allou Health Care, Inc. Class A                                       56,700              2,892
 * Alloy, Inc.                                                          158,880            854,774
 * Allscripts Healthcare Solutions, Inc.                                190,500          1,034,415
 * Almost Family, Inc.                                                   11,500             97,175
 * Alpha Technologies Group, Inc.                                        87,500            126,875
   Alpine Group, Inc.                                                   142,900            136,469
 * Alteon, Inc.                                                         231,200            390,728
*# Alterra Healthcare Corp.                                             139,000                 18

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Altris Software, Inc.                                                 10,973    $         6,145
   Ambassadors Group, Inc.                                               70,300          1,503,014
   Ambassadors, Inc.                                                     70,300            919,524
 * AMC Entertainment, Inc.                                              165,500          2,507,325
 * Amcast Industrial Corp.                                               86,800            203,980
   Amcol International Corp.                                            128,700          1,842,984
   Amcore Financial, Inc.                                                 7,200            196,200
*# Amedisys, Inc.                                                        13,700            189,882
 * AMEN Properties, Inc.                                                 12,375             23,265
*# Amerco, Inc.                                                          13,605            371,144
 * America Services Group, Inc.                                          29,000            959,900
*# America West Holdings Corp. Class B                                  150,300          2,269,530
 * American Banknote Corp.                                                  595                390
   American Biltrite, Inc.                                               57,850            389,330
 * American Building Control, Inc.                                      108,300            184,110
 # American Business Financial Services, Inc.                            32,428            133,636
 * American Claims Evaluation, Inc.                                       3,100              6,324
 * American Dental Partners, Inc.                                        53,300            559,650
 * American Ecology Corp.                                               106,400            493,696
 * American Healthways, Inc.                                            115,050          5,329,116
   American Home Mortgage Holdings, Inc.                                 78,300          1,757,052
 * American Indemnity Financial Escrow                                   16,700             16,700
 * American Independence Corp.                                           14,733            159,706
 * American Locker Group, Inc.                                           32,200            391,230
 * American Management Systems, Inc.                                     11,600            172,956
 * American Medical Electronics, Inc. (Escrow-Bonus)                    102,100                  0
 * American Medical Electronics, Inc. (Escrow-Earnings)                 102,100                  0
 * American Medical Security Group, Inc.                                101,000          2,271,490
 * American Medical Systems Holdings, Inc.                              176,200          4,005,026
 * American Pacific Corp.                                                66,600            629,370
 * American Physicians Capital, Inc.                                     38,300            631,950
 * American Physicians Services Group, Inc.                              36,700            302,775
*# American Retirement Corp.                                            138,600            429,660
 * American Science & Engineering, Inc.                                  61,500            796,425
   American Shared Hospital Services                                     23,800            147,560
   American Software, Inc. Class A                                      294,600          1,811,790
   American States Water Co.                                             73,100          1,774,137
 * American Superconductor Corp.                                        118,000          1,246,080
 * American Technical Ceramics Corp.                                     68,100            483,510
   American Vanguard Corp.                                                3,999            127,968
 * American West Bancorporation                                          13,394            300,026
   American Woodmark Corp.                                               64,660          3,362,320
   Americana Bancorp, Inc.                                               20,350            311,762
 * America's Car-Mart, Inc.                                              33,100            971,816
   AmeriServe Financial, Inc.                                           177,975            889,875
 * Ameristar Casinos, Inc.                                              121,450          2,824,927
   Ameron International Corp.                                            56,800          1,874,400
 * Amistar Corp.                                                         27,800             57,268
 * AML Communications, Inc.                                              61,500             74,415
 * AMN Healthcare Services, Inc.                                         41,200            699,576
   Ampco-Pittsburgh Corp.                                                81,300            871,536
 * Ampex Corp. Class A                                                    7,565             10,478
   Amrep Corp.                                                           63,710            987,505
 * Amsurg Corp.                                                          61,631          2,293,290
 * Amtech Systems, Inc.                                                   2,400             16,680
 * Amwest Insurance Group, Inc.                                          18,388    $           147
 * AMX Corp.                                                             98,000            666,400
 * Anacomp, Inc.                                                              4                 51
 * Anadigics, Inc.                                                      100,500            673,350
 * Analex Corp.                                                          11,600             39,324
   Analogic Corp.                                                        12,500            525,000
 * Analysts International Corp.                                         190,092            589,285
*# Analytical Surveys, Inc.                                               5,670             15,989
 * Anaren, Inc.                                                          97,500          1,459,575
   Anchor Bancorp Wisconsin, Inc.                                        41,490          1,040,984
 * Andersen Group, Inc.                                                  15,000             79,500
   Andersons, Inc.                                                       51,500            864,685
*# Andrew Corp.                                                         103,190          1,214,546
 * Angeion Corp.                                                          1,294              2,743
   Angelica Corp.                                                        38,800            801,220
 * Angelo & Maxie's, Inc.                                                15,333             33,809
 * Anika Therapeutics, Inc.                                              64,600            554,733
 * Ansoft Corp.                                                         115,000          1,434,050
 * AnswerThink, Inc.                                                    139,400            835,006
 * Ansys, Inc.                                                          141,000          5,441,190
 * Anthony and Sylvan Pools Corp.                                        57,410            255,474
*# Antigenics, Inc.                                                     177,659          2,192,312
 * AP Pharma, Inc.                                                      197,000            417,837
 * APA Optics, Inc.                                                      41,400            103,500
 * APAC Teleservices, Inc.                                              389,119          1,093,424
*# Aphton Corp.                                                         111,261            684,255
   Apogee Enterprises, Inc.                                             241,900          2,861,677
   Applica, Inc.                                                        105,700            771,610
 * Applied Extrusion Technologies, Inc.                                 114,200            284,358
 * Applied Films Corp.                                                   65,401          2,170,659
 * Applied Imaging Corp.                                                 48,000             67,200
   Applied Industrial Technologies, Inc.                                 86,100          2,040,570
 * Applied Innovation, Inc.                                             143,500            934,185
 * Applied Molecular Evolution, Inc.                                     94,600          1,678,204
   Applied Signal Technologies, Inc.                                     94,700          2,064,460
 * Applix, Inc.                                                         123,000            447,720
 * Apropos Technology, Inc.                                              86,300            345,200
 * aQuantive, Inc.                                                       81,507            843,597
 * Aquila, Inc.                                                          20,000             71,600
*# Aradigm Corp.                                                        145,300            268,805
   Arch Chemicals, Inc.                                                  96,749          2,214,585
   Arctic Cat, Inc.                                                      67,200          1,597,344
*# Ardent Communications, Inc.                                          175,300              1,227
 * Arena Pharmaceuticals, Inc.                                          124,603            858,515
 * Argonaut Group, Inc.                                                  94,200          1,507,200
 * Argonaut Technologies, Inc.                                           97,100            122,346
 * Ariad Pharmaceuticals, Inc.                                          204,700          1,688,775
 * Ark Restaurants Corp.                                                 21,400            271,780
 * Arlington Hospitality, Inc.                                           60,600            230,886
 * Armor Holdings, Inc.                                                 121,800          2,953,650
*# Armstrong Holdings, Inc.                                              66,000             57,420
*# Arotech Corp.                                                          1,400              3,598
 * Arqule, Inc.                                                         122,700            603,684
 * Array BioPharma, Inc.                                                111,520            585,480
   Arrhythmia Research Technology, Inc.                                  16,475            229,002
 * Arris Group, Inc.                                                    429,300          2,768,985
   Arrow Financial Corp.                                                 84,512          2,345,208
 * Art Technology Group, Inc.                                            69,900            118,830
 * Artesyn Technologies, Inc.                                           208,200          1,642,698
 * Arthrocare Corp.                                                      92,861          2,284,381
*# Artificial Life, Inc.                                                    100                 14

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Artisan Components, Inc.                                             208,356    $     4,306,510
 * Artisoft, Inc.                                                        23,716            101,979
 * Arts Way Manufacturing Co., Inc.                                         100                490
 * ASA International. Ltd.                                                  196                463
   ASB Financial Corp.                                                    4,500            105,750
 * Ashworth, Inc.                                                       134,100          1,092,915
 * Aspect Communications Corp.                                          100,696          1,482,245
 * Aspect Medical Systems, Inc.                                          96,310            915,908
 * Aspen Technology, Inc.                                               180,187          1,385,638
 * Aspeon, Inc.                                                           5,600                 59
 * Astea International, Inc.                                             21,160             53,958
 * Astec Industries, Inc.                                                78,059          1,029,598
   Astro-Med, Inc.                                                       50,575            817,798
 * Astronics Corp.                                                       36,681            181,388
 * Astronics Corp. Class B                                               13,755             72,214
*# AstroPower, Inc.                                                      18,050             12,996
 * ASV, Inc.                                                             76,750          2,173,560
 * Asyst Technologies, Inc.                                             164,100          2,994,825
 * ATA Holdings Corp.                                                   157,000          1,428,700
 * Atari, Inc.                                                          142,156            582,840
 * AtheroGenics, Inc.                                                   164,400          2,350,920
 * Atlantic American Corp.                                              157,725            417,971
 * Atlantic Coast Airlines, Inc.                                        158,993          1,737,793
 * Atlantic Premium Brands, Ltd.                                         27,000             48,600
 * Atlantis Plastics, Inc.                                               34,800            380,016
*# Atlas Air Worldwide Holdings, Inc.                                   125,000             82,500
 * ATP Oil & Gas Corp.                                                  110,205            557,637
   Atrion Corp.                                                          15,400            739,200
 * Atrix Labs, Inc.                                                     108,406          2,196,306
 * ATS Medical, Inc.                                                     14,200             53,392
 * Atwood Oceanics, Inc.                                                 63,400          1,628,746
 * Audiovox Corp. Class A                                                90,890          1,260,644
 * August Technology Corp.                                               80,900          1,618,000
 * Ault, Inc.                                                            40,100            108,270
 * Aurora Foods, Inc.                                                    53,246                852
*# Authentidate Holding Corp.                                           105,900          1,347,048
 * autobytel.com, Inc.                                                  168,914          1,631,709
 * Avalon Holding Corp. Class A                                          15,475             40,312
*# Avanex Corp.                                                         231,900          1,099,206
*# Avanir Pharmaceuticals Class A                                        69,500            100,775
 * Avant Immunotherapeutics, Inc.                                       146,030            384,059
 * Avatar Holdings, Inc.                                                 47,000          1,590,950
 * Avatech Solutions, Inc.                                               12,186              3,046
*# Avi Biopharma, Inc.                                                  140,300            687,470
 * Aviall, Inc.                                                         171,950          2,751,200
 * Avici Systems Inc.                                                    30,131            259,127
 * Avigen, Inc.                                                          94,600            614,900
 * Avteam, Inc. Class A                                                  82,500                 87
 * Aware, Inc.                                                          110,400            367,632
 * Axcelis Technologies, Inc.                                            55,842            640,508
*# Axonyx, Inc.                                                           1,200              4,584
 * Axsys Technologies, Inc.                                              49,800            692,718
 * AXT, Inc.                                                             59,200            202,464
 * AZZ, Inc.                                                             59,726            727,463
   Badger Meter, Inc.                                                    64,600          2,428,960
 * Badger Paper Mills, Inc.                                                 200                922
   Bairnco Corp.                                                        105,400            703,018
 * Baker (Michael) Corp.                                                 61,614            653,108
 * Baker (Michael) Corp. Class B                                         15,400            163,240
   Balchem Corp.                                                         24,100            551,890
 * Baldwin Technology, Inc. Class A                                     131,900            395,700
 * Ballantyne Omaha, Inc.                                               126,135    $       264,883
 * Bally Total Fitness Holding Corp.                                    152,900          1,070,300
 * Bancinsurance Corp.                                                   39,480            259,384
   Bank of Granite Corp.                                                 31,200            746,928
   Bank of The Ozarks                                                    10,400            440,960
 * Bankrate, Inc.                                                        50,700            693,576
 * BankUnited Financial Corp. Class A                                   157,600          4,010,920
   Banner Corp.                                                         116,790          2,937,268
   Barnes Group, Inc.                                                    71,800          2,148,974
 * barnesandnoble.com, inc.                                              97,792            278,707
 * Barnwell Industries, Inc.                                             10,100            256,540
 * Barrett Business Services, Inc.                                       61,800            914,640
 * Barry (R.G.) Corp.                                                   171,335          1,019,443
   Bassett Furniture Industries, Inc.                                   106,200          1,741,680
 * Bay View Capital Corp.                                               260,100          1,578,807
 * Baycorp Holdings, Ltd.                                                 4,189             55,148
 * Bayou Steel Corp. Class A                                             99,000                495
 * BCT International, Inc.                                               23,700             47,044
 * BE Aerospace, Inc.                                                   104,134            598,770
 * Beasley Broadcast Group, Inc.                                         32,136            476,320
 * Bebe Stores, Inc.                                                    104,100          2,947,071
   BEI Technologies, Inc.                                               132,200          2,335,974
   Bel Fuse, Inc. Class A                                                42,650          1,120,629
   Bel Fuse, Inc. Class B                                                93,250          2,705,182
   Belden, Inc.                                                         114,300          2,251,710
 * Bell Industries, Inc.                                                 89,000            240,300
 * Bell Microproducts, Inc.                                             121,050          1,042,240
 * Benihana, Inc.                                                        11,500            159,850
 * Benihana, Inc. Class A                                                 3,335             44,189
 * Bentley Pharmaceuticals, Inc.                                        128,550          1,574,737
   Berry Petroleum Corp. Class A                                        171,900          3,286,728
 * Bethlehem Corp.                                                          200                  9
 * Bethlehem Steel Corp.                                                  5,700                 91
 * Beverly Enterprises                                                  401,600          3,144,528
 * Beyond.com Corp.                                                       5,160                 64
   BHA Group Holdings, Inc. Class A                                      84,954          2,132,345
 * Big 4 Ranch, Inc.                                                     35,000                  0
 * Big City Radio, Inc.                                                  34,250             49,662
 * Big Dog Holdings, Inc.                                                 2,100              8,043
 * BindView Development Corp.                                           202,300            596,785
 * Bio Imaging Technologies, Inc.                                        13,300             95,095
 * Bioanalytical Systems, Inc.                                            8,700             38,628
 * Biocryst Pharmaceuticals, Inc.                                       179,700          1,471,743
*# BioLase Technology, Inc.                                              96,950          1,189,576
 * Bio-Logic Systems Corp.                                               43,200            256,176
 * BioMarin Pharmaceutical, Inc.                                         43,300            318,255
 * Biomerica, Inc.                                                       23,400             10,296
 * Bionova Holdings Corp.                                                 2,900                812
 * Bio-Reference Laboratories, Inc.                                      51,300            906,471
 * BioReliance Corp.                                                     36,700          1,698,843
 * Biosite, Inc.                                                         68,100          1,828,485
 * Biosource International, Inc.                                         98,400            718,320
 * Biospecifics Technologies Corp.                                       39,000             61,659
 * BioSphere Medical, Inc.                                               60,700            182,707
 * Bitstream, Inc.                                                       81,600            345,168
   Blair Corp.                                                           68,800          1,720,000
 * Blonder Tongue Laboratories, Inc.                                     76,500            244,800
 * Blount International, Inc.                                            35,400            212,754
 * Blue Coat Systems, Inc.                                               39,472            828,517
 * Blue Rhino Corp.                                                     138,300          1,739,814
 * Bluegreen Corp.                                                      226,829          1,429,023

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * BMC Industries, Inc.                                                 142,200    $         7,110
 * BNS Co. Class A                                                       26,480            148,288
 * Boca Resorts, Inc.                                                   133,206          1,902,182
 * Bogen Communications International, Inc.                              64,200            314,580
*# Bolder Technologies Corp.                                             40,300                103
 * Bolt Technology Corp.                                                 44,700            172,095
 * Bombay Co., Inc.                                                     299,600          3,064,908
 * Bone Care International, Inc.                                         63,601            858,613
 * Bontex, Inc.                                                           2,200              1,320
   Bon-Ton Stores, Inc.                                                 111,900          1,499,460
 * Books-a-Million, Inc.                                                174,200            783,900
   Boston Acoustics, Inc.                                                52,950            540,619
 * Boston Beer Company, Inc. Class A                                    132,900          2,445,360
 * Boston Biomedical, Inc.                                               39,300             98,250
 * Boston Communications Group, Inc.                                    131,800          1,186,200
   Boston Private Financial Holdings, Inc.                              101,000          2,618,930
   Bostonfed Bancorp, Inc.                                               36,100          1,167,835
 * Bottomline Technologies, Inc.                                         72,996            656,964
   Bowl America, Inc. Class A                                            55,406            761,832
   Bowne & Co., Inc.                                                    150,868          2,223,794
 * Boyd Brothers Transportation, Inc.                                    13,000             69,355
 * Boyds Collection, Ltd.                                               438,500          1,885,550
*# Bradley Pharmaceuticals, Inc. Class A                                 45,649          1,073,664
 * Brass Eagle, Inc.                                                     55,500            512,820
 * Braun Consulting, Inc.                                                52,500            131,250
*# Breed Technologies, Inc.                                               5,600                168
   Bridgford Foods Corp.                                                 91,467            768,414
 * Brigham Exploration Co.                                              109,900            786,774
 * Brightpoint, Inc.                                                     81,877          1,839,776
 * BrightStar Information Technology Group, Inc.                         67,900              6,790
 * Brillian Corp.                                                        23,600            188,092
*# Brilliant Digital Entertainment, Inc.                                141,500             60,845
*# BriteSmile, Inc.                                                       1,880             56,870
 * Broadview Media, Inc.                                                 15,800            114,550
 * BroadVision, Inc.                                                     96,560            453,832
 * Brookstone, Inc.                                                     113,850          2,702,799
 * Brooktrout, Inc.                                                     109,050          1,605,216
   Brown Shoe Company, Inc.                                             134,400          4,694,592
 * Bruker BioSciences Corp.                                             244,900          1,219,602
 * Brush Engineered Materials, Inc.                                      73,800            994,824
   Bryn Mawr Bank Corp.                                                   5,600            133,000
   BSB Bancorp, Inc.                                                    123,106          3,982,479
 * BSQUARE Corp.                                                         23,700             35,076
 * BTU International, Inc.                                               79,100            333,011
 * Buca, Inc.                                                            75,400            426,010
 * Buckeye Technology, Inc.                                             138,890          1,418,067
   Buckle, Inc.                                                         101,800          2,227,384
   Building Materials Holding Corp.                                     121,300          1,837,695
 * Bull Run Corp.                                                        23,390             25,495
 * Bush Industries, Inc. Class A                                         94,700            322,927
 * Butler International, Inc.                                            69,690            109,414
   Butler Manufacturing Co.                                              50,000          1,035,500
   C & D Technologies, Inc.                                             114,700          2,296,294
   C & F Financial Corp.                                                    100              4,550
 * C-COR.net Corp.                                                      164,560          1,941,808
*# C-Phone Corp.                                                         60,300                693
 * Cable Design Techologies Corp.                                       219,200          2,227,072
 * Cache, Inc.                                                           56,300    $     1,215,461
   Cadmus Communications Corp.                                           67,100            815,265
 * Cagle's, Inc. Class A                                                 94,800            684,930
   Calavo Growers                                                         5,230             58,158
   Calgon Carbon Corp.                                                  175,500          1,079,325
 * California Amplifier, Inc.                                            65,500            641,245
 * California Coastal Communities, Inc.                                  63,600            702,780
   California First National Bancorp                                     79,100            913,209
 * California Micro Devices Corp.                                       137,200          1,177,176
 * California Pizza Kitchen, Inc.                                        85,000          1,572,500
   California Water Service Group                                        67,347          1,761,798
 * Caliper Technologies Corp.                                           120,350            769,036
 * Callon Petroleum Corp.                                               121,600          1,118,720
 * Calloways Nursery, Inc.                                                1,700              1,003
 # Cal-Maine Foods, Inc.                                                 82,000          1,741,680
 * Calton, Inc.                                                          29,050             21,787
 * CAM Commerce Solutions, Inc.                                          11,300             77,970
 * Cambridge Heart, Inc.                                                 70,100             80,615
   Camco Financial Corp.                                                 17,471            309,062
 * Candela Corp.                                                         90,351          1,854,906
*# Candies, Inc.                                                        111,021            225,373
 * Candlewood Hotel Co., Inc.                                             3,100                124
*# Cannon Express, Inc. Class A                                              50                 61
 * Cannondale Corp.                                                      75,600             15,120
 * Cantel Medical Corp.                                                  69,756          1,096,564
 * Canterbury Consulting Group, Inc.                                      8,928              8,437
 * Canyon Resources Corp.                                                28,100            109,590
 * Capital Corp. of the West                                             12,533            478,134
 * Capital Crossing Bank                                                 44,300          1,868,530
 * Capital Pacific Holdings, Inc.                                        87,000            295,800
 * Capital Senior Living Corp.                                          177,900          1,085,190
   Capitol Bancorp, Ltd.                                                 40,500          1,166,400
 * Caprius, Inc.                                                          2,010                402
 * Captaris, Inc.                                                       158,600            940,498
 * Captiva Software Corp.                                                44,400            582,572
 * Caraustar Industries, Inc.                                           119,059          1,387,037
   Carbo Ceramics, Inc.                                                  31,400          1,371,866
 * Cardiac Sciences, Inc.                                               275,340            982,964
 * Cardima, Inc.                                                         19,500             20,670
 * CardioDynamics International Corp.                                   208,949          1,358,168
*# CardioGenesis Corp.                                                  276,400            215,592
 * Cardiotech International, Inc.                                       117,160            734,593
 * CareCentric, Inc.                                                     33,815             25,361
 * Career Blazers, Inc. Trust Units                                       4,360                  0
 * Career Education Corp.                                                     1                 51
   Carpenter Technology Corp.                                           100,200          2,685,360
 * Carreker Corp.                                                       131,700          1,970,232
 * Carriage Services, Inc. Class A                                      110,700            364,203
 * Carrier Access Corp.                                                  64,625            962,912
 * Carrington Laboratories, Inc.                                         73,900            314,814
*# Carrizo Oil & Gas, Inc.                                               83,000            622,500
   Cascade Corp.                                                        117,750          3,155,700
   Cascade Natural Gas Corp.                                             98,400          1,968,000
 * Casella Waste Systems, Inc. Class A                                  101,544          1,360,690
   Cash America International, Inc.                                     121,740          2,359,321
 * Castle (A.M.) & Co.                                                   74,225            341,435
   Castle Energy Corp.                                                   50,800            289,560
*# Casual Male Retail Group, Inc.                                       189,800          1,632,280
 * Catalina Lighting, Inc.                                               11,080            135,630
 * Catalyst International, Inc.                                          74,700            112,050
 * Catalytica Energy Systems, Inc.                                       24,200             84,700

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Catapult Communications Corp.                                         57,818    $       874,208
   Cato Corp. Class A                                                    86,800          1,812,384
 * Cavalier Homes, Inc.                                                 148,500            423,225
   Cavalry Bancorp, Inc.                                                    300              5,829
 * Cavco Industries, Inc.                                                11,506            270,391
   CB Bancshares, Inc. HI                                                 3,748            237,173
   CCA Industries, Inc.                                                  34,700            259,382
   CCBT Financial Companies, Inc.                                        79,900          2,116,551
 * CCC Information Services Group, Inc.                                  13,100            220,866
 * CD Warehouse, Inc.                                                     5,600                 11
 * CD&L, Inc.                                                            13,100             10,742
   CDI Corp.                                                             53,370          1,809,243
 * Celadon Group, Inc.                                                   76,100          1,034,960
 * Celebrity, Inc. Escrow Shares                                         13,500                  0
 * Celeritek, Inc.                                                       55,400            445,970
 * Cell Genesys, Inc.                                                   176,505          2,301,625
*# Cell Therapeutics, Inc.                                              178,700          1,608,300
 * Cellegy Pharmaceuticals, Inc.                                        179,200            510,720
 * CellStar Corp.                                                        91,584          1,259,280
 * Centene Corp.                                                         68,950          2,116,765
 * Centennial Communications Corp.                                       35,800            176,136
   Center Bancorp, Inc.                                                   5,000            106,150
   Center Finl CO                                                         6,328            158,010
*# CenterSpan Communication Corp.                                        38,300              2,681
 * Centillium Communications, Inc.                                      161,029            885,659
 * Centra Software, Inc.                                                 94,582            340,495
   Central Bancorp, Inc.                                                 10,000            355,100
 * Central European Distribution Corp.                                   47,881          1,504,421
 * Central Garden & Pet Co.                                              75,724          2,007,443
   Central Pacific Financial Corp.                                       71,300          1,967,880
   Central Parking Corp.                                                 80,432          1,122,026
   Central Vermont Public Service Corp.                                 141,200          3,374,680
   Centrue Financial Corp.                                                3,000             88,350
 * Century Aluminum Co.                                                 113,400          1,882,440
   Century Bancorp Income Class A                                         7,600            282,796
 * Century Business Services, Inc.                                      136,115            632,935
 * Cepheid, Inc.                                                        156,748          1,211,662
 * Ceradyne, Inc.                                                        79,904          3,412,700
   Cerberonics, Inc. Class A                                              3,500             38,850
 * Ceres Group, Inc.                                                     42,800            223,416
 * Cerus Corp.                                                           96,800            329,120
   CFS Bancorp, Inc.                                                     54,278            768,034
 * Chad Therapeutics                                                      9,300             25,156
 * Champion Enterprises, Inc.                                           331,000          2,389,820
   Champion Industries, Inc.                                             93,200            404,395
 * Championship Auto Racing Teams, Inc.                                  48,000             25,440
 * Champps Entertainment, Inc.                                          109,710            759,193
 * Channell Commercial Corp.                                             21,100             98,115
 * Charles and Colvard, Ltd.                                             70,900            345,992
 * Charles River Associates, Inc.                                        48,100          1,570,465
 * Charlotte Russe Holding, Inc.                                         95,600          1,438,780
 * Charming Shoppes, Inc.                                                21,695            135,160
 * Chart Industries                                                         151              4,530
   Chase Corp.                                                           24,200            302,984
 * Chattem, Inc.                                                        177,800          2,848,356
 * Chaus (Bernard), Inc.                                                 15,260             15,565
 * Checkers Drive-In Restaurant, Inc.                                    54,300            497,388
 * Checkpoint Systems, Inc.                                             144,300          2,792,205
   Cherokee, Inc.                                                        20,200            453,490
   Chesapeake Corp.                                                      67,522          1,553,006
   Chesapeake Utilities Corp.                                            53,675    $     1,347,779
   Chester Valley Bancorp                                                 7,535            169,311
 * Chicago Pizza & Brewery, Inc.                                         87,278          1,241,966
   Chicago Rivet & Machine Co.                                           20,000            532,500
 * Children's Place Retail Stores, Inc.                                 111,862          3,207,084
 * Childtime Learning Centers, Inc.                                      31,700             69,740
 * ChipPAC, Inc.                                                        291,700          2,266,509
 * Cholestech Corp.                                                     114,500            847,300
 * Chordiant Software, Inc.                                              85,955            377,342
 * ChromaVision Medical Systems, Inc.                                    44,200             48,178
 * Chromcraft Revington, Inc.                                           100,900          1,175,485
 * Chronimed, Inc.                                                      119,700          1,074,906
   Churchill Downs, Inc.                                                 17,700            649,926
 * Ciber, Inc.                                                          195,364          1,779,766
 * Cima Laboratories, Inc.                                               63,000          2,077,740
 * Ciphergen Biosystems, Inc.                                           129,533          1,348,439
 * Ciprico, Inc.                                                         49,800            251,490
   CIRCOR International, Inc.                                            40,911            900,042
 * Cirrus Logic, Inc.                                                   141,824          1,219,686
 * Citizens, Inc. Class A                                               202,959          2,009,301
   City Holding Co.                                                      71,714          2,553,018
 * CKE Restaurants, Inc.                                                440,500          3,083,500
 * Clark, Inc.                                                           77,900          1,278,339
 * Clarus Corp.                                                         142,550            996,424
 * Clayton Williams Energy, Inc.                                         67,800          1,542,450
*# Clean Harbors, Inc.                                                   97,800            902,694
*# Clearone Communications, Inc.                                         33,600             93,240
 * Cleveland Cliffs, Inc.                                                46,460          1,793,356
*# Click2learn, Inc.                                                     27,900             59,427
 * ClickAction, Inc. Escrow                                              45,200              2,260
   Clinical Data Inc.                                                     5,890             50,625
 * Closure Medical Corp.                                                 61,802          2,193,971
 * CNA Surety Corp.                                                      44,880            434,438
*# CNE Group, Inc.                                                        2,900              1,624
*# CNET Networks, Inc.                                                   29,654            221,515
   CNS, Inc.                                                            145,700          1,777,540
   Coachmen Industries, Inc.                                             95,600          1,649,100
 * Coast Dental Services, Inc.                                           19,133            122,356
   Coast Distribution System                                             40,800            226,440
   Coastal Bancorp, Inc.                                                 41,100          1,438,500
 * Coastcast Corp.                                                       75,000            150,375
   CoBiz, Inc.                                                           19,650            354,486
 * Cobra Electronics Corp.                                              118,100            839,691
 * Coeur d'Alene Mines Corp.                                            258,400          1,338,512
 * Cogent Communications Group, Inc.                                      9,029             11,015
 * Cognitronics Corp.                                                    83,175            274,477
   Cohu, Inc.                                                            95,179          2,000,663
 * Coinstar, Inc.                                                        96,700          1,627,461
 * Coldwater Creek, Inc.                                                132,525          1,903,059
   Cole (Kenneth) Productions, Inc. Class A                              50,400          1,506,960
 * Cole National Corp. Class A                                          104,300          2,188,214
 * Collagenex Pharmaceuticals, Inc.                                      90,500            937,580
 * Collins & Aikman Corp.                                               128,220            457,745
   Collins Industries, Inc.                                              65,825            355,455
   Columbia Bancorp                                                       1,700             49,895
   Columbia Banking System, Inc.                                        132,175          2,775,675
 * Columbia Laboratories, Inc.                                          239,850          1,242,423
 * Columbus McKinnon Corp.                                              116,300            718,734
 * Comarco, Inc.                                                         67,800            642,744
 * Comdial Corp.                                                          7,312             21,936

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Comforce Corp.                                                       108,466    $        55,318
 * Comfort Systems USA, Inc.                                            336,100          1,616,641
*# Commerce One, Inc.                                                    34,300             39,788
   Commercial Bancshares, Inc.                                           27,043            908,104
   Commercial Metals Co.                                                149,700          3,853,278
   Commercial National Financial Corp.                                    1,600             41,192
   Commonwealth Industries, Inc.                                        144,600          1,059,918
 * Commscope, Inc.                                                       62,800          1,002,288
   Communications Systems, Inc.                                         118,600            817,154
   Community Bank System, Inc.                                           53,500          2,605,450
   Community Banks, Inc.                                                    567             21,971
   Community Bankshares, Inc.                                             2,730             51,611
   Community Trust Bancorp, Inc.                                         53,670          1,759,306
 * Community West Bancshares                                             23,200            193,952
 * Competitive Technologies, Inc.                                       102,600            249,318
*# Compex Technologies, Inc.                                            100,400            908,620
 * Compucom Systems, Inc.                                               214,361            975,343
 * CompuCredit Corp.                                                    120,200          2,846,336
 * Compudyne Corp.                                                       34,821            343,335
 * Computer Access Technology Corp.                                     160,200            744,930
 * Computer Horizons Corp.                                              298,100          1,108,932
 * Computer Network Technology Corp.                                    122,200          1,215,890
   Computer Programs & Systems, Inc.                                     13,268            248,045
 * Computer Task Group, Inc.                                            174,600            729,828
   CompX International, Inc.                                              9,500             59,945
 * Comstock Resources, Inc.                                             211,700          3,450,710
 * Comtech Telecommunications Corp.                                     101,225          3,374,639
*# Concepts Direct, Inc.                                                  3,400              1,309
*# Conceptus, Inc.                                                       97,200          1,263,600
 * Concerto Software, Inc.                                              106,100          1,264,712
 * Concord Camera Corp.                                                 128,700          1,553,409
 * Concord Communications, Inc.                                          80,100          1,773,414
 * Concur Technologies, Inc.                                            141,747          1,410,383
 * Concurrent Computer Corp.                                            280,600          1,130,818
 * Cone Mills Corp.                                                     215,600             12,397
 * Congoleum Corp. Class A                                               35,500             23,075
 * Conmed Corp.                                                          54,400          1,156,544
   Connecticut Bancshares, Inc.                                          44,587          2,302,027
   Connecticut Water Services, Inc.                                      93,787          2,726,388
 * Connetics Corp.                                                      138,900          2,451,585
 * Conrad Industries, Inc.                                               18,700             52,640
 * Consolidated Graphics, Inc.                                           84,100          2,527,205
   Consolidated Tokoma Land Co.                                          28,400            873,300
 * Consumer Portfolio Services, Inc.                                      2,000              7,520
 * Continental Materials Corp.                                           14,900            406,621
*# Convera Corp.                                                        147,452            576,537
 * Convergence Systems, Inc.                                                 13                585
   Cooperative Bankshares, Inc.                                           5,500            140,470
 * Copper Mountain Networks, Inc.                                        21,902            206,120
 * Corautus Genetics, Inc.                                                3,614             21,214
 * Core Molding Technologies, Inc.                                       39,597            116,415
 * Corillian Corp.                                                      145,213            864,017
 * Corio, Inc.                                                          247,714            616,808
*# Corixa Corp.                                                         241,459          1,373,902
 * Cornell Companies, Inc.                                               91,400          1,151,640
 * Correctional Services Corp.                                          115,041            295,655
 * Corrpro Companies, Inc.                                               42,775             64,162
 * Corvel Corp.                                                          18,600            646,350
 * Cosine Communications, Inc.                                           44,379            343,493
 * CoStar Group, Inc.                                                    70,300          2,952,600
 * Cost-U-Less, Inc.                                                     13,600             44,880
   Cotton States Life Insurance Co.                                      22,500    $       399,397
   Courier Corp.                                                         63,075          3,501,293
 * Covansys Corp.                                                       132,400          1,191,600
 * Covenant Transport, Inc. Class A                                      91,000          1,714,440
 * Cover-All Technologies, Inc.                                           9,432              5,282
   Covest Bancshares, Inc.                                               42,600          1,166,388
 * Covista Communications, Inc.                                          21,500             59,125
   CPAC, Inc.                                                            52,178            322,408
 * CPI Aerostructures, Inc.                                              22,533            270,396
   CPI Corp.                                                             39,200            903,560
   Craftmade International, Inc.                                         62,550          1,673,212
   Crawford & Co. Class A                                                94,400            676,848
   Crawford & Co. Class B                                               132,500            960,625
 * Cray, Inc.                                                            44,300            463,821
*# Credence Systems Corp.                                                41,767            541,300
 * Credit Acceptance Corp.                                               85,102          1,276,530
 * Criticare Systems, Inc.                                               49,100            166,940
 * Cross (A.T.) Co. Class A                                             130,600            852,818
 * Cross Country Healthcare, Inc.                                       134,952          2,010,785
 * Crossroads Systems, Inc.                                              62,704            191,874
 * Crown Andersen, Inc.                                                  11,600             27,260
 * Crown Financial Group, Inc.                                           72,600            183,678
 * Crown Media Holdings, Inc.                                            23,718            208,956
 * Crown Resources Corp.                                                 13,540             35,746
*# Cryolife, Inc.                                                       148,450            795,692
 * CSG Systems International, Inc.                                       85,400            989,786
*# CSK Auto Corp.                                                       270,400          4,932,096
 * CSP, Inc.                                                             78,328            413,572
   CSS Industries, Inc.                                                  32,250            958,147
   CT Communications, Inc.                                               82,474          1,179,378
   CTS Corp.                                                            159,219          1,952,025
   Cubic Corp.                                                          162,150          4,796,397
 * Cubist Pharmaceuticals, Inc.                                         146,600          1,820,772
 * Culp, Inc.                                                           153,380          1,727,059
 * CUNO, Inc.                                                            10,750            458,057
 * CuraGen Corp.                                                        174,434          1,098,934
 * Curative Health Services Inc.                                         76,900            998,162
 * Curis, Inc.                                                          148,400            807,296
 * Cutter & Buck, Inc.                                                  112,600            872,650
*# CV Therapeutics, Inc.                                                 16,400            294,708
 * Cyberguard Corp.                                                      45,806            393,428
 * Cyberonics, Inc.                                                      90,900          2,498,841
 * Cyberoptics Corp.                                                     58,800            585,648
 * Cybersource Corp.                                                    521,100          2,589,867
 * Cybex International, Inc.                                             75,950             94,178
 * Cycle Ctry Acc                                                         5,300             24,327
 * Cygnus, Inc.                                                          15,800              1,422
 * Cysive, Inc.                                                         237,500            764,750
*# Cytogen Corp.                                                         47,290            534,377
*# Cytrx Corp.                                                            6,400             14,144
   D & K Healthcare Resources, Inc.                                      65,400            884,208
 * D A Consulting Group, Inc.                                            55,900              4,472
 * Daily Journal Corp.                                                      200              6,065
 * Daisytek International Corp.                                          14,800                481
 * Daktronics, Inc.                                                     167,400          3,107,111
*# Dan River, Inc. Class A                                              214,700            165,319
 * Danielson Holding Corp.                                              102,553            145,625
 * Darling International, Inc.                                          368,800          1,025,264
 * Data I/O Corp.                                                        77,000            264,803
 * Data Systems & Software, Inc.                                         86,500            241,335
 * Datakey, Inc.                                                         11,700              6,786

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Datalink Corp.                                                        51,500    $       200,335
 * Dataram Corp.                                                         84,150            354,271
   Datascope Corp.                                                       66,466          2,311,687
 * Datastream Systems, Inc.                                             126,600            943,170
 * Datatec Systems, Inc.                                                  6,100              7,076
 * DataTRAK International, Inc.                                          28,900            182,070
 * Datawatch Corp.                                                        9,244             51,859
 * Dave and Busters, Inc.                                               121,200          1,685,892
 * Daw Technologies, Inc.                                                 6,300                  1
 * Dawson Geophysical Co.                                                41,200            335,368
 * Daxor Corp.                                                           46,400            705,280
   Deb Shops, Inc.                                                      100,300          1,987,946
 * Deckers Outdoor Corp.                                                 64,900          1,090,320
 * Decora Industries, Inc.                                                9,400                141
   Decorator Industries, Inc.                                            20,587            130,007
 * Del Global Technologies Corp.                                         79,121            189,890
 * Del Laboratories, Inc.                                               168,557          4,070,665
 * Delphax Technologies, Inc.                                            52,900            167,693
   Delta Apparel, Inc.                                                   38,640            635,628
 * Delta Financial Corp.                                                 25,500            182,580
   Delta Natural Gas Co., Inc.                                           18,800            438,604
 * Delta Woodside Industries, Inc.                                       51,000             88,740
   Deltic Timber Corp.                                                   46,700          1,322,544
 * Denali, Inc.                                                          33,100                  0
 * Dendreon Corp.                                                       198,010          1,568,239
 * Dendrite International, Inc.                                         165,500          2,830,050
 * Department 56, Inc.                                                  115,950          1,638,373
 * DepoMed, Inc.                                                        112,000            760,480
 * Detrex Corp.                                                          10,200             15,555
 * Devcon International Corp.                                            29,000            207,350
 * DHB Industries, Inc.                                                 174,700          1,313,744
*# Diametrics Medical, Inc.                                             197,500            108,625
 * DiamondCluster International, Inc.                                    69,400            656,524
 * Diedrich Coffee, Inc.                                                 28,025            113,501
 * Digene Corp.                                                          63,500          2,524,125
 * Digi International, Inc.                                             149,333          1,279,784
 * Digimarc Corp.                                                        81,094          1,144,236
*# Digital Angel Corp.                                                   18,900             42,525
 * Digital Generation Systems, Inc.                                     307,900            575,773
 * Digital Impact, Inc.                                                  52,700            148,614
 * Digital Insight Corp.                                                139,100          3,306,407
 * Digital Lightwave, Inc.                                                  600                564
 * Digital River, Inc.                                                   41,200            948,012
*# DigitalThink Inc.                                                    241,043            718,308
 * Digitas, Inc.                                                        184,623          1,608,066
   Dime Community Bancorp, Inc.                                          34,025          1,046,269
   Dimon, Inc.                                                          215,200          1,452,600
 * Diodes, Inc.                                                         136,350          2,774,722
 * Directrix, Inc.                                                        8,950                 76
 * Discovery Partners International                                      98,992            571,085
 * Display Technologies, Inc.                                            44,255                108
 * Ditech Communications Corp.                                          134,671          2,363,476
 * Diversa Corp.                                                        186,444          1,566,130
 * Diversified Corporate Resources, Inc.                                  1,200                888
 * Dixie Group, Inc.                                                     98,900            801,090
 * Dixon Ticonderoga Co.                                                 26,750             98,975
 * DJ Orthopedics, Inc.                                                  35,200            913,440
 * DLB Oil & Gas, Inc.                                                    7,600                  0
 * Docent, Inc.                                                          23,400            114,192
 * DocuCorp International, Inc.                                         105,300          1,050,894
 * Document Sciences Corp.                                               15,400             69,300
 * Dollar Thrifty Automotive Group, Inc.                                100,600    $     2,540,150
 * Dominion Homes, Inc.                                                  44,100          1,341,081
   Donegal Group, Inc. Class A                                           38,280            769,428
   Donegal Group, Inc. Class B                                           19,140            361,555
 * Dot Hill Systems Corp.                                                90,680          1,546,094
*# DOV Pharmaceutical, Inc.                                              50,406            540,856
   Dover Downs Gaming & Entertainment, Inc.                               3,570             32,487
   Dover Motorsports, Inc.                                               59,600            249,128
 * DPAC Technologies Corp.                                              209,000            392,920
 * Drew Industries, Inc.                                                 95,100          2,561,994
*# Drexler Technology Corp.                                             105,650          1,580,524
 * Dril-Quip, Inc.                                                       77,000          1,151,150
 * Driver-Harris Co.                                                      9,898                495
 * DRS Technologies, Inc.                                                88,174          2,336,611
 * Drugstore.com, Inc.                                                  240,500          1,601,730
 * DSP Group, Inc.                                                       92,000          2,216,280
 * DT Industries, Inc.                                                  101,500            109,620
 * DualStar Technologies Corp.                                           21,500              8,707
 * Duane Reade, Inc.                                                    108,200          1,501,816
 * Duckwall-ALCO Stores, Inc.                                            41,200            616,764
 * Ducommun, Inc.                                                        95,100          2,117,877
 * DuPont Photomasks, Inc.                                               81,590          1,894,520
 * Dura Automotive Systems, Inc.                                         70,200            723,762
 * DuraSwitch Industries, Inc.                                            8,800             18,172
 * Duratek, Inc.                                                        124,000          1,244,960
*# Durect Corp.                                                          56,085            126,191
 * DUSA Pharmaceuticals, Inc.                                            62,808            337,279
 * DVI, Inc.                                                            103,300              7,231
 * Dyax Corp.                                                           109,800            663,192
*# Dynacq Healthcare, Inc.                                               67,234          1,241,072
 * Dynamex, Inc.                                                         13,300            136,990
 * Dynamic Materials Corp.                                               14,700             44,835
 * Dynamics Research Corp.                                               66,100          1,067,449
*# E Com Ventures, Inc.                                                  10,825            127,302
 * E-Loan, Inc.                                                         267,700            835,224
   E-Z-EM, Inc.                                                          86,424            998,197
 * E.piphany, Inc.                                                      185,536          1,465,734
 * Eagle Food Centers, Inc.                                              22,550                507
   Eastern Co.                                                           34,000            487,560
 * EasyLink Services Corp.                                               27,519             36,325
 * Eateries, Inc.                                                        23,200             75,400
 * Echelon Corp.                                                        162,971          1,963,801
 * Ecogen, Inc.                                                           5,690                853
 * eCollege.com                                                         134,700          2,990,340
   Ecology & Environment, Inc. Class A                                   13,900            133,162
   Edelbrock Corp.                                                       49,170            584,631
 * EDGAR Online, Inc.                                                    14,400             28,800
 * Edge Petroleum Corp.                                                  52,400            416,056
 * Edgewater Technology, Inc.                                            70,674            350,543
   Edo Corp.                                                             88,700          1,844,960
   Educational Development Corp.                                         15,400            175,560
 * Educational Insights, Inc.                                            47,300             26,724
   EFC Bancorp, Inc.                                                     15,800            356,448
*# EFJ, Inc.                                                              9,000             42,750
 * eFunds Corp.                                                         102,188          1,772,962
 * El Paso Electric Co.                                                  20,000            254,000
 * Elcom International, Inc.                                            128,400             28,248
 * Electro Rent Corp.                                                    53,617            745,276
 * Electro Scientific Industries, Inc.                                   74,818          1,799,373
   Electro Sensors, Inc.                                                  3,450             14,662

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Electroglas, Inc.                                                     91,800    $       362,610
 * Electronics Boutique Holdings Corp.                                   56,400          1,372,776
 * Elizabeth Arden, Inc.                                                122,400          2,485,944
   ElkCorp                                                               88,100          2,239,502
 * eLoyalty Corp.                                                        10,200             36,720
 * ELXSI Corp.                                                            7,100             31,950
 * Embarcadero Technologies, Inc.                                       119,343          1,722,119
 * Embrex, Inc.                                                         121,700          1,549,241
   EMC Insurance Group, Inc.                                             85,100          1,740,295
 * Emcor Group, Inc.                                                      6,200            254,820
 * EMCORE Corp.                                                          76,441            388,320
 * Emerging Vision, Inc.                                                145,200             21,780
 * Emeritus Corp.                                                       146,300            939,246
 * Emerson Radio Corp.                                                  121,278            425,686
 * Emisphere Technologies, Inc.                                          80,300            481,800
 # Empire District Electric Co.                                         101,000          2,137,160
 * EMS Technologies, Inc.                                               118,499          2,518,104
 * En Pointe Technologies, Inc.                                          57,200            105,763
 * Encore Acquisition Co.                                                 8,900            191,884
 * Encore Medical Corp.                                                  35,300            239,334
 * Encore Wire Corp.                                                    149,650          2,535,071
 * Encysive Pharmaceuticals, Inc.                                       221,200          1,656,788
*# Endocardial Solutions, Inc.                                          104,100            782,832
*# Endocare, Inc.                                                        76,200            314,706
 * Endologix, Inc.                                                      125,888            478,374
 * Energy Conversion Devices, Inc.                                       95,000            817,000
 * Energy Partners, Ltd.                                                144,300          1,753,245
   Energy West, Inc.                                                      2,250             13,432
   EnergySouth, Inc.                                                     51,150          1,754,445
 * Enesco Group, Inc.                                                   122,400          1,325,592
 * ENGlobal Corp.                                                         3,900              8,970
 * Enherent Corp.                                                        19,400              1,794
*# Enlighten Software Solutions, Inc.                                    12,300                 18
   Ennis Business Forms, Inc.                                           223,900          3,309,242
 * EnPro Industries, Inc.                                                64,700            641,177
*# Entremed, Inc.                                                       141,690            551,174
 * Entrust, Inc.                                                        322,220          1,375,879
 * Environmental Elements Corp.                                          43,600             11,772
 * Environmental Technologies Corp.                                      39,700                992
 * Environmental Tectonics Corp.                                         59,500            464,695
 * Enzo Biochem, Inc.                                                   132,065          2,436,599
 * EP Medsystems, Inc.                                                  193,300            680,416
 * Epicor Software Corp.                                                399,728          4,952,630
*# Epimmune, Inc.                                                        63,070            115,418
 * EPIQ Systems, Inc.                                                    78,875          1,376,369
 * EPIX Medical, Inc.                                                    94,746          1,708,270
 * ePlus, Inc.                                                           33,400            417,500
 * ePresence, Inc.                                                      191,500            700,890
*# Equimed Inc. Nevis                                                     6,533                  1
 * Equity Marketing, Inc.                                                58,200            797,922
 * Equity Oil Co.                                                       131,100            456,097
 * Ergo Science Corp.                                                    36,350             72,700
   ESB Financial Corp.                                                   94,531          1,536,129
 * Esco Technologies, Inc.                                               89,476          3,802,730
 * Esperion Therapeutics, Inc.                                          119,612          2,749,880
   Espey Manufacturing & Electronics Corp.                               20,500            503,275
 * ESS Technology, Inc.                                                 170,100          2,837,268
 * Esterline Technologies Corp.                                          89,700          2,079,246
 * Ethyl Corp.                                                           28,500            581,400
 * Euronet Worldwide, Inc.                                               91,401          1,538,279
 * European Micro Holdings, Inc.                                          5,900    $           112
 * Evans & Sutherland Computer Corp.                                    100,100            467,467
 * Evans Systems, Inc.                                                    6,000                480
 * Evercel, Inc.                                                         12,466             14,336
*# Evergreen Solar, Inc.                                                 24,600             49,200
 * Everlast Worldwide, Inc.                                               5,600             15,288
   EverTrust Financial Group, Inc.                                        4,100            124,230
 * Evolving Systems, Inc.                                                71,600          1,224,360
*# Exabyte Corp.                                                         23,300             16,543
 * Exact Sciences Corp.                                                  86,120            895,648
 * Exactech, Inc.                                                        76,400          1,203,300
 * Exar Corp.                                                             8,100            157,059
 * Excel Technology, Inc.                                                81,922          2,580,543
 * EXE Technologies, Inc.                                                19,128            134,872
 * Exelixis, Inc.                                                       272,342          1,832,862
 * Exponent, Inc.                                                        70,000          1,590,400
 * Extended Systems, Inc.                                                11,600             52,780
*# Extreme Networks, Inc.                                                12,600            123,606
 * EXX, Inc. Class A                                                      1,900              5,890
 * EXX, Inc. Class B                                                        100                295
 * Ezcorp, Inc. Class A Non-Voting                                       91,900            679,141
 * Ezenia! Inc.                                                         156,500             54,775
 * F5 Networks, Inc.                                                    108,900          2,811,798
 * Fab Industries, Inc.                                                  40,200            227,130
*# Factory 2-U Stores, Inc.                                              79,293            193,475
 * Fairchild Corp. Class A                                              148,529            757,498
 * Falcon Products, Inc.                                                 78,825            373,630
*# FalconStor Software, Inc.                                            203,011          1,613,937
 * Famous Dave's of America, Inc.                                        53,100            264,969
 * Fargo Electronics                                                     99,400          1,413,468
*# Faro Technologies, Inc.                                               53,900          1,399,298
 * Featherlite, Inc.                                                     52,400            149,340
   Fedders Corp.                                                        150,282            945,274
   Federal Screw Works                                                   33,750          1,113,750
 * Female Health Co.                                                     44,000            121,000
   FFLC Bancorp                                                          32,700            967,920
 * Fibermark, Inc.                                                       85,725            152,590
*# Fiberstars, Inc.                                                      37,200            271,188
   Fidelity Bancorp, Inc. PA                                                534             13,056
   Fidelity Bankshares, Inc.                                             67,505          1,873,264
 * Fidelity Federal Bancorp                                              21,340             33,077
   Fidelity Southern Corp.                                               82,700          1,145,395
 * Filenet Corp.                                                          9,100            238,329
 * Financial Federal Corp.                                               79,100          2,601,599
 * Financial Industries Corp.                                             7,500            106,950
 * Findwhat.Com                                                          94,100          1,425,615
 * Finishmaster, Inc.                                                    64,800            613,008
 * Finlay Enterprises, Inc.                                              76,800          1,248,000
 * Firebrand Financial Group, Inc.                                       75,400                490
   First Albany Companies, Inc.                                          35,519            491,974
   First Aviation Services, Inc.                                          1,700              6,885
   First Bancorp                                                         34,014          1,054,434
 * First Cash Financial Services, Inc.                                   80,600          2,140,736
   First Charter Corp.                                                   44,183            899,566
   First Community Bancorp                                               38,078          1,404,317
 * First Consulting Group, Inc.                                         112,331            591,984
   First Defiance Financial Corp.                                        68,492          1,912,982
   First Essex Bancorp                                                   68,400          3,900,168
   First Federal Bancshares of Arkansas, Inc.                            23,400            906,750
   First Federal Capital Corp.                                           89,080          2,087,144

                                                                         SHARES             VALUE+
                                                                         ------             ------
   First Financial Holdings, Inc.                                       123,500    $     3,890,250
   First Franklin Corp.                                                     600             10,758
 * First Horizon Pharmaceutical Corp.                                   126,546          1,442,624
   First Indiana Corp.                                                  123,300          2,299,545
 * First Investors Financial Services Group, Inc.                        43,200            183,168
   First Keystone Financial, Inc.                                        16,500            441,375
   First M&F Corp.                                                        3,000            109,020
 * First Mariner Bank Corp.                                              16,400            278,472
   First Merchants Corp.                                                 81,297          2,060,879
   First Midwest Financial, Inc.                                         16,500            369,600
   First Mutual Bancshares, Inc.                                         26,792            666,853
   First Oak Brook Bancshares, Inc. Class A                              30,000            933,000
   First Place Financial Corp.                                           59,343          1,096,659
   First Republic Bank                                                  106,500          3,967,125
   First SecurityFed Financial, Inc.                                     28,500            877,486
   First Sentinel Bancorp, Inc.                                         121,983          2,315,237
   First State Bancorporation                                            15,386            530,663
   First United Corp.                                                    17,500            430,150
 * First Virtual Communications, Inc.                                    28,021             63,327
   First Years, Inc.                                                     94,700          1,303,072
   Firstbank Corp.                                                        6,300            201,600
   FirstBank NW Corp.                                                    16,097            492,407
 * FirstCity Financial Corp.                                              4,700             29,135
   FirstFed America Bancorp, Inc.                                        79,452          2,070,519
 * Firstwave Technologies, Inc.                                          19,200             96,192
 * Fischer Imaging Corp.                                                 60,600            275,730
   Flag Financial Corp.                                                  35,200            462,704
   Flamemaster Corp.                                                        247              1,660
 * Flanders Corp.                                                       255,500          1,428,245
   Flanigan's Enterprises, Inc.                                          20,600            136,990
 * Fleetwood Enterprises, Inc.                                          177,800          1,808,226
 # Fleming Companies, Inc.                                               47,515                539
   Flexsteel Industries, Inc.                                            61,000          1,249,890
 * Florida Banks, Inc.                                                   25,400            403,860
   Florida Public Utilities Co.                                          22,800            362,976
   FloridaFirst Bancorp                                                   2,400             67,680
 * Flow International Corp.                                             153,600            539,290
   Flushing Financial Corp.                                             117,675          3,200,760
   FMS Financial Corp.                                                    8,400            164,136
   FNB Corp.                                                             10,700            245,244
   FNB Financial Services Corp.                                           6,800            155,176
 * Foamex International, Inc.                                            63,429            282,893
 * FOCUS Enhancements, Inc.                                              28,188             60,322
 * Foodarama Supermarkets, Inc.                                          20,700            533,025
   Foothill Independent Bancorp                                          39,463            899,756
 * Footstar, Inc.                                                        84,700            426,041
 * Forgent Networks, Inc.                                               266,700            898,779
 * Forrester Research, Inc.                                             100,198          1,839,635
 * Forward Air Corp., Inc.                                               85,497          2,431,535
 * Foster (L.B.) Co. Class A                                            121,100            726,600
 * Fotoball USA, Inc.                                                    17,400             72,036
 * Fountain Powerboat Industries, Inc.                                   35,700            112,455
*# FPIC Insurance Group, Inc.                                            55,200          1,153,680
   Frankfort First Bancorp, Inc.                                          5,750            117,875
   Franklin Bancorp, Inc.                                                26,469            545,394
 * Franklin Covey Co.                                                   182,100            278,613
 * Franklin Electronic Publishers, Inc.                                  81,500            244,500
 * FreeMarkets, Inc.                                                    190,950          1,151,428
 # Fremont General Corp.                                                 16,700            291,916
   Frequency Electronics, Inc.                                           91,100    $       951,995
   Fresh Brands, Inc.                                                    59,700            650,133
 * Fresh Choice, Inc.                                                    50,000             97,500
 * Friede Goldman Halter, Inc.                                            1,122                  1
   Friedman Industries, Inc.                                            153,103            471,557
   Friedmans, Inc. Class A                                              131,900            900,877
 * Friendly Ice Cream Corp.                                              24,500            266,315
   Frisch's Restaurants, Inc.                                            63,968          1,714,342
 * Frontier Airlines, Inc.                                              137,366          2,222,582
   Frontier Oil Corp.                                                   233,300          4,036,090
 * Frozen Food Express Industries, Inc.                                 162,975          1,082,154
   FSF Financial Corp.                                                   17,800            538,450
 * FSI International, Inc.                                              133,400            877,772
 * FTD, Inc.                                                                300              7,386
*# FuelCell Energy, Inc.                                                169,299          2,278,765
*# FX Energy, Inc.                                                      120,900            604,500
 * G-III Apparel Group, Ltd.                                             61,470            642,361
   GA Financial, Inc.                                                    37,000          1,063,380
 * Gadzooks, Inc.                                                        81,000            392,850
 * Gaiam, Inc.                                                            3,551             19,562
 * Galaxy Nutritional Foods, Inc.                                        37,700            104,429
 * Galey & Lord, Inc.                                                    67,000                469
*# Galyan's Trading Co.                                                  76,497          1,021,235
 * GameTech International, Inc.                                          70,200            268,866
 * Garden Fresh Restaurant Corp.                                         49,500            731,610
*# Gardenburger, Inc.                                                    33,700              8,256
 * Gardner Denver Machinery, Inc.                                        72,412          1,688,648
 * Gateway Industries, Inc.                                              11,120             12,955
 * Gaylord Entertainment Co.                                             46,117          1,387,661
   GB & T Bancshares, Inc.                                                1,400             32,522
 * GC Companies, Inc.                                                       400                166
 * Gehl Co.                                                              50,300            774,670
 * Genaera Corp.                                                        178,100            682,123
 * Genaissance Pharmaceuticals, Inc.                                     59,300            173,097
   Gencorp, Inc.                                                        215,900          2,161,159
 * Gene Logic, Inc.                                                     254,260          1,238,246
 * Genelabs Technologies, Inc.                                          366,800            696,920
 * General Binding Corp.                                                 40,700            757,427
 * General Cable Corp.                                                  148,900          1,255,227
 * General Communications, Inc. Class A                                 297,000          2,598,750
 * General DataComm Industries, Inc.                                      8,000             14,440
 * General Employment Enterprises, Inc.                                  17,700             25,576
 * Genesco, Inc.                                                         96,100          1,556,820
 * Genesee & Wyoming, Inc.                                               54,700          1,381,722
 * Genesee Corp. Class B                                                    800              2,952
 * Genesis Microchip, Inc.                                               84,281          1,554,984
 * Genlyte Group, Inc.                                                   55,700          2,944,302
*# Genome Therapeutics Corp.                                            128,000            387,712
 * Gentek, Inc.                                                          70,400                282
*# Genus, Inc.                                                          153,900          1,092,690
 * GenVec, Inc.                                                         227,794            813,225
 * Gerber Scientific, Inc.                                              114,000            947,340
 * Geron Corp.                                                          172,591          2,109,062
   Getty Realty Corp. (Holding Co.)                                      13,803            345,489
   Gevity HR, Inc.                                                      184,500          4,151,250
*# Giant Group, Ltd.                                                     28,300             56,600
 * Giant Industries, Inc.                                                78,200            954,040
   Gibraltar Steel Corp.                                                 22,600            550,988
 * Giga-Tronics, Inc.                                                    49,600            105,400
   Glacier Bancorp, Inc.                                                 80,748          2,557,289
 * Glacier Water Services, Inc.                                          24,500            495,880

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Glatfelter (P.H.) Co.                                                 59,200    $       709,216
 * Glenayre Technologies, Inc.                                          239,506            716,123
 * Global e-Point, Inc.                                                  18,731             94,404
 * Global Imaging Systems, Inc.                                         123,000          3,605,130
 * Global Payment Technologies, Inc.                                     53,200            179,550
 * Global Power Equipment Group, Inc.                                   229,500          1,443,555
 * Globecomm Systems, Inc.                                               96,000            672,000
 * GlobespanVirata, Inc.                                                  4,600             28,244
 * Glowpoint, Inc.                                                       86,489            160,870
*# GoAmerica, Inc.                                                      170,500             90,365
   Gold Banc Corp.                                                      196,334          2,591,609
   Golden Enterprises, Inc.                                              61,900            158,464
 * Golden State Vintners, Inc.                                           47,200            147,736
 * Good Guys, Inc.                                                      220,800            450,432
 * Goodrich Petroleum Corp.                                              17,600             90,640
   Goody's Family Clothing, Inc.                                        164,500          1,746,990
   Gorman-Rupp Co.                                                       54,600          1,304,940
 * Gottschalks, Inc.                                                    130,700            504,502
 * GP Strategies Corp.                                                  109,400            804,090
 * Gradco Systems, Inc.                                                   2,556             24,729
 * Graftech International, Ltd.                                         127,100          1,504,864
   Graham Corp.                                                          12,350            111,520
 * Graphic Packaging Corp.                                              193,600            685,344
   Gray Television, Inc. Class A                                         41,300            541,856
 * Great Atlantic & Pacific Tea Co., Inc.                               173,300          1,317,080
   Great Southern Bancorp, Inc.                                          39,700          1,697,175
   Greater Communications Bancorp                                         2,891             52,096
 * Green Mountain Coffee, Inc.                                           59,700          1,387,428
   Green Mountain Power Corp.                                            59,300          1,348,482
 * Greenbriar Corp.                                                       3,430             10,804
 * Greenbrier Companies, Inc.                                           126,600          1,831,902
   Greene County Bancshares, Inc.                                         3,900             93,600
 * Greens Worldwide, Inc.                                                11,563                405
 * Grey Wolf, Inc.                                                       20,000             67,800
 * GRIC Communications, Inc.                                            113,000            701,730
 * Griffin Land & Nurseries, Inc. Class A                                23,400            338,598
 * Griffon Corp.                                                        220,050          4,295,376
 * Gristede's Foods, Inc.                                                30,639             31,099
 * Group 1 Software, Inc.                                               171,730          3,063,663
 * Grubb & Ellis Co.                                                    177,552            165,123
   GS Financial Corp.                                                     6,400            122,816
 * GSI Commerce, Inc.                                                   179,800          1,762,040
*# GSV, Inc.                                                              9,540              1,169
 * GTC Biotherapeutics, Inc.                                             75,294            207,811
 * GTSI Corp.                                                            85,100          1,025,455
   Guaranty Bancshares, Inc.                                              1,600             33,040
   Guaranty Federal Bancshares, Inc.                                     17,100            331,483
   Guaranty Financial Corp.                                              15,000            300,075
 * Guess, Inc.                                                          152,000          2,158,400
 * Guilford Mills, Inc.                                                   4,290             51,480
*# Guilford Pharmaceuticals, Inc.                                       127,453            870,504
 * Guitar Center, Inc.                                                   55,600          1,616,292
 * Gulf Island Fabrication, Inc.                                         88,600          1,577,080
 * Gulfmark Offshore, Inc.                                              128,600          1,804,258
 * Gundle/SLT Environmental, Inc.                                       127,200          2,461,320
 * Gymboree Corp.                                                       225,300          3,832,353
 * Ha-Lo Industries, Inc.                                                 8,600                  9
 * Haemonetics Corp.                                                    106,000          2,421,040
   Haggar Corp.                                                          58,500          1,014,390
 * Hain Celestial Group, Inc.                                            42,700            985,089
 * Halifax Corp.                                                          8,650             43,855
 * Hall Kinion Associates, Inc.                                          69,800    $       286,110
 * Hammons (John Q.) Hotels, Inc. Class A                                49,800            340,881
 * Hampshire Group, Ltd.                                                 12,700            394,081
   Hancock Fabrics, Inc.                                                184,500          2,619,900
   Handleman Co.                                                        108,905          1,916,728
 * Hanger Orthopedic Group, Inc.                                        174,800          2,954,120
   Hanmi Financial Corp.                                                 19,000            392,730
   Hardinge, Inc.                                                        83,800            867,330
   Harleysville National Corp.                                           22,220            683,932
 * Harmonic, Inc.                                                       279,140          2,425,727
 * Harolds Stores, Inc.                                                  41,537            153,687
 * Harris Interactive, Inc.                                             256,500          1,769,850
   Harrodsburg First Financial Bancorp, Inc.                              3,700             82,029
 * Hartmarx Corp.                                                       295,600          1,271,080
 * Harvard Bioscience, Inc.                                             129,338            931,234
 * Harvest Natural Resources, Inc.                                      502,500          3,723,525
 * Hastings Entertainment, Inc.                                          77,600            345,320
 * Hastings Manufacturing Co.                                            13,700             59,047
 * Hauppauge Digital, Inc.                                               94,000            250,980
 * Hauser, Inc.                                                          20,275              1,014
   Haverty Furniture Co., Inc.                                           40,000            854,400
   Haverty Furniture Co., Inc. Class A                                   12,000            263,400
 * Hawaiian Holdings, Inc.                                              598,781          1,646,648
 * Hawk Corp.                                                            64,400            219,604
   Hawkins, Inc.                                                         92,785          1,225,690
 * Hawthorne Financial Corp.                                             66,300          1,786,785
 * Headwaters, Inc.                                                     125,100          2,386,908
 * Headway Corporate Resources, Inc.                                     62,100                466
 * HealthAxis, Inc.                                                       5,710             16,273
   Healthcare Services Group, Inc.                                      105,600          2,089,824
 * HealthExtras, Inc.                                                   144,371          1,819,075
 * HealthStream, Inc.                                                    14,400             37,728
 * Hecla Mining Co.                                                      77,500            575,050
 * Hector Communications Corp.                                           24,700            346,911
 * HEI, Inc.                                                             24,700             74,100
   Heico Corp.                                                           69,600          1,285,512
   Heico Corp. Class A                                                   40,205            595,034
 * Heidrick & Struggles International, Inc.                              81,135          1,951,297
   Helix Technology Corp.                                               127,300          2,762,410
*# Hemispherx Biopharma, Inc.                                           216,400            558,312
 * Heritage Commerce Corp.                                                8,600            107,500
   Heritage Financial Corp.                                              83,900          1,846,639
 * Herley Industries, Inc.                                              101,850          1,967,742
 * Hexcel Corp.                                                         170,100          1,180,494
   HF Financial Corp.                                                    27,200            489,600
 * Hi-Shear Technology Corp.                                             45,350            124,259
 * Hi-Tech Pharmacal, Inc.                                               57,150          1,159,002
 * Hibbett Sporting Goods, Inc.                                         105,075          3,259,426
   Hickory Tech Corp.                                                    12,800            154,880
 * Hines Horticulture, Inc.                                             195,800            808,654
   Hingham Institution for Savings                                        5,350            220,019
   Hirsch International Corp. Class A                                     4,550              4,959
 * HMI Industries, Inc.                                                  35,900             29,617
   HMN Financial, Inc.                                                   33,000            813,120
 * HMS Holdings Corp.                                                   167,500            718,575
 * Hoenig Group Escrow                                                   61,000             14,030
 * Holiday RV Superstores, Inc.                                           5,910                 30
 * Hollis-Eden Pharmaceuticals, Inc.                                    115,892          1,591,197

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Holly Corp.                                                          123,600    $     3,282,816
 * Hollywood Media Corp.                                                 81,700            183,008
 * Hologic, Inc.                                                        196,000          2,947,840
   Home Federal Bancorp                                                  37,400          1,069,827
 * Home Products International, Inc.                                     64,400             85,652
 * Homegold Financial, Inc.                                              13,800                110
   Hooper Holmes, Inc.                                                  328,300          2,012,479
   HopFed Bancorp, Inc.                                                   4,500             79,470
   Horizon Financial Corp.                                               84,960          1,502,942
 * Horizon Health Corp.                                                  47,775          1,091,181
 * Horizon Offshore, Inc.                                               144,600            647,808
 * Horizon Organic Holding Corp.                                         91,900          2,200,086
 * HPSC, Inc.                                                            68,800            982,464
 * Hub Group, Inc. Class A                                               52,900            848,516
   Hudson River Bancorp, Inc.                                            67,652          2,351,584
 * Hudson Technologies, Inc.                                             32,100             27,285
 * Huffy Corp.                                                           96,300            657,729
   Humboldt Bancorp                                                      53,540            935,344
 * Hurco Companies, Inc.                                                 48,800            141,520
 * Huttig Building Products, Inc.                                        18,200             49,140
 * Hycor Biomedical, Inc.                                                83,216            347,011
 * Hydril Co.                                                            57,429          1,370,830
 * Hypercom Corp.                                                       249,600          1,270,464
 * HyperFeed Technologies, Inc.                                          10,730             63,307
 * I-many, Inc.                                                         176,900            168,055
*# I-Sector Corporation                                                  32,000            316,480
 * I-Stat Corp.                                                         104,300          1,314,180
 * I-Trax Inc.                                                            8,200             24,190
   Iberiabank Corp.                                                      55,800          3,235,284
 * Ibis Technology Corp.                                                 45,113            733,086
*# icad, Inc.                                                            37,500            213,750
 * Ico, Inc.                                                            165,818            200,640
 * ICT Group, Inc.                                                       91,700          1,234,282
*# ICU Medical, Inc.                                                    102,525          3,495,077
 * Identix, Inc.                                                        382,867          1,983,251
 * iDine Rewards Network, Inc.                                          130,650          1,424,085
 * IDT Corp.                                                            105,200          1,977,760
 * IDX Systems Corp.                                                    120,647          3,088,563
 * iGate Capital Corp.                                                  346,700          2,205,012
 * IGI, Inc.                                                             16,400             27,716
 * Igo Escrow Share                                                      11,200                  0
 * II-VI, Inc.                                                          114,052          2,595,824
 * ILEX Oncology, Inc.                                                   12,200            254,614
 * Illumina, Inc.                                                       139,900            959,714
   ILX Resorts, Inc.                                                     15,900            109,710
 * Image Entertainment, Inc.                                            174,300            854,070
*# ImageWare Systems, Inc.                                                7,700             19,019
 * IMCO Recycling, Inc.                                                 133,800          1,010,190
 * Immersion Corp.                                                       69,800            369,940
 * Immucor, Inc.                                                        168,750          3,898,125
 * ImmunoGen, Inc.                                                      177,522            839,679
 * Immunomedics, Inc.                                                   224,479            866,489
 * IMPAC Medical Systems, Inc.                                           40,800          1,009,392
*# Impath, Inc.                                                          70,200            214,110
*# Impax Laboratoroes, Inc.                                             193,957          2,734,794
 * Impco Technologies, Inc.                                              74,000            484,700
 * Imperial Sugar Co.                                                     7,417             82,255
*# Imperial Sugar Company                                                74,200                  0
 * Implant Sciences Corp.                                                30,100            226,954
 * Impreso, Inc.                                                         31,500             57,645
 * Incyte Genomics, Inc.                                                302,755          1,831,668
   Independence Holding Co.                                              17,180    $       394,367
   Independent Bank Corp. MA                                            130,000          3,802,500
   Independent Bank Corp. MI                                            198,731          5,793,009
 * Indevus Pharmaceuticals, Inc.                                        210,044          1,193,050
 * Index Development Partners, Inc.                                      41,800              1,672
 * Indus International, Inc.                                            159,700            479,100
 * Industrial Distribution Group, Inc.                                   81,400            386,650
 * Inet Technologies, Inc.                                              173,531          2,228,138
 * Infinity, Inc.                                                        35,252            132,195
*# Infocrossing, Inc.                                                    53,200            531,415
 * InFocus Corp.                                                        173,546          1,374,484
 * Informatica Corp.                                                     20,663            233,079
*# Information Architects Corp.                                          13,040              1,174
 * Information Holdings, Inc.                                            91,220          2,029,645
 * Information Resources, Inc.                                           17,373             85,128
 * Inforte Corp.                                                         49,300            423,980
 * InfoSpace, Inc.                                                       61,454          1,613,167
 * infoUSA, Inc.                                                        214,544          1,823,624
   Ingles Market, Inc. Class A                                           45,500            459,550
 * Inkine Pharmaceutical Co., Inc.                                        9,500             49,685
 * Innodata Corp.                                                        39,296            163,078
 * Innotrac Corp.                                                       157,200          1,428,948
 * Innovative Clinical Solutions, Ltd.                                    1,310                 11
*# Innovative Gaming Corp.                                                4,105                 62
 * Innovative Solutions & Support, Inc.                                  23,900            358,022
 * Innovex, Inc.                                                        130,800          1,229,520
 * Input/Output, Inc.                                                   230,500            901,255
 * Insight Communications Co., Inc.                                       7,800             75,972
 * Insight Enterprises, Inc.                                             95,622          1,788,131
 * Insightful Corp.                                                      40,100             91,027
 * Insignia Systems, Inc.                                                39,750             91,822
 * Insite Vision, Inc.                                                  186,200             74,480
 * Insituform East, Inc.                                                 20,200             30,704
 * Insituform Technologies, Inc. Class A                                116,820          1,758,141
 * Insmed, Inc.                                                         102,482            303,347
 * Inspire Pharmaceuticals, Inc.                                        126,100          2,181,530
 * Insteel Industries, Inc.                                              39,644             33,697
 * Insurance Auto Auctions, Inc.                                        105,700          1,342,390
 * InsWeb Corp.                                                          12,966             64,830
   Integra Bank Corp.                                                    75,970          1,697,929
 * Integral Systems, Inc.                                               119,500          2,562,080
 * Integral Vision, Inc.                                                 32,000              5,600
 * IntegraMed America, Inc.                                              19,600            125,048
 * Integrated Bio                                                         7,000             67,900
 * Integrated Electrical Services, Inc.                                 165,400          1,296,736
 * Integrated Information Systems, Inc.                                   5,020              1,757
 * Integrated Silicon Solution, Inc.                                    126,300          2,361,810
 * Integrity Media, Inc.                                                  6,400             38,400
*# Intelli-Check, Inc.                                                   39,100            261,970
 * Intellidata Technologies Corp.                                       212,700            350,955
 * Intelligent Systems Corp.                                             38,100             69,342
 * Intelligroup, Inc.                                                   116,800            616,704
   Inter Parfums, Inc.                                                  168,600          3,429,324
 * Interactive Intelligence, Inc.                                        33,900            191,196
 * InterCept Group, Inc.                                                 90,738            959,101
   Interchange Financial Services Corp.                                  74,265          1,705,124
 * Interep National Radio Sales, Inc.                                    18,000             38,340
 * Interface, Inc. Class A                                              200,006          1,138,034
 * Interferon Scientific, Inc.                                           13,480                492
 * Interland, Inc.                                                       19,900            136,315
 * Interlink Electronics, Inc.                                           82,000            574,000

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Intermagnetics General Corp.                                         154,515    $     3,481,223
   Intermet Corp.                                                       241,700          1,177,079
 * InterMune, Inc.                                                       27,200            574,192
   International Aluminum Corp.                                          18,500            471,750
 * International Microcomputer Software, Inc.                             4,200              5,586
 * International Multifoods Corp.                                        86,000          1,533,380
 * International Remote Imaging
     Systems, Inc.                                                       35,350            176,396
 * International Shipholding Corp.                                       51,200            691,200
 * Internet America, Inc.                                                 1,400              1,470
*# Internet Commerce Corp.                                               13,900             13,344
 * Internet Pictures Corp.                                                2,000              4,440
 * Interphase Corp.                                                      63,400          1,084,140
   Interpool, Inc.                                                      112,600          1,711,520
 * Interpore International, Inc.                                        230,700          2,809,926
*# Interspeed, Inc.                                                       1,600                  8
   Interstate Bakeries Corp.                                            119,700          1,885,275
 * Interstate Hotels & Resorts, Inc.                                     75,950            408,611
   Inter-Tel, Inc.                                                      107,500          2,601,500
 * Intervoice, Inc.                                                     126,558          1,323,797
 * Interwoven, Inc.                                                     102,529          1,535,892
 * Intest Corp.                                                          29,200            164,688
 * Intevac, Inc.                                                        108,100          1,836,619
 * Intrado, Inc.                                                        109,900          2,192,505
 * Intraware, Inc.                                                        4,500              9,810
 * Introgen Therapeutics, Inc.                                          101,636            713,485
 * Intrusion, Inc.                                                       83,300             62,475
 * Intuitive Surgical, Inc.                                              23,193            354,157
 * Inverness Medical Innovations, inc.                                    2,955             70,033
 * INVESTools, Inc.                                                      21,050             28,628
   Investors Title Co.                                                   19,800            605,880
 * Invision Technologies, Inc.                                          109,000          3,250,380
 * Invivo Corp.                                                          77,250          1,634,687
 * Iomed, Inc.                                                           24,400             54,900
   Iomega Corp.                                                         164,891            905,252
 * Ion Networks, Inc.                                                    36,500              1,825
 * Ionics, Inc.                                                          79,000          2,539,850
 * Iridex Corp.                                                          56,300            308,805
   Irwin Financial Corp.                                                 20,300            614,278
   Isco, Inc.                                                            98,241            956,867
 * Isis Pharmaceuticals, Inc.                                           221,582          1,327,276
 * Island Pacific, Inc.                                                  14,800             32,856
 * Isle of Capri Casinos, Inc.                                          211,400          4,259,921
*# Isolagen Inc.                                                         12,100             80,223
 * ITLA Capital Corp.                                                    51,800          2,601,396
 * Itron, Inc.                                                          154,100          2,957,179
 * ITXC Corp.                                                            58,600            231,470
 * Ixia                                                                 337,166          4,295,495
 * IXYS Corp.                                                           144,056          1,210,070
 * J & J Snack Foods Corp.                                               84,500          3,042,000
 * J Net Enterprises, Inc.                                               75,975             87,371
 * J. Alexander's Corp.                                                 104,900            786,750
 * J. Jill Group, Inc.                                                  168,450          2,146,053
 # Jacksonville Bancorp, Inc.                                            14,500            541,647
 * Jaclyn, Inc.                                                          20,027             95,128
 * Jaco Electronics, Inc.                                                63,409            447,037
 * Jacuzzi Brands, Inc.                                                 332,222          2,142,832
 * Jakks Pacific, Inc.                                                  110,675          1,504,073
 * Jarden Corp.                                                         161,100          4,357,755
 * JDA Software Group, Inc.                                             127,111          2,315,962
 * Jennifer Convertibles, Inc.                                           41,000    $       137,350
   JLG Industries, Inc.                                                 190,800          2,869,632
 * JLM Industries, Inc.                                                  58,400             80,300
 * JMAR Industries, Inc.                                                189,000            308,070
 * Johnson Outdoors, Inc.                                                52,800            762,960
 * Jones Lang LaSalle, Inc.                                              43,950            920,752
 * Jos. A. Bank Clothiers, Inc.                                          54,900          2,262,429
 * Joule, Inc.                                                           41,500             62,872
 * JPS Industries, Inc.                                                  24,500             53,410
 * Jupitermedia Corp.                                                    35,500            179,275
   K Swiss, Inc. Class A                                                 27,158          1,322,866
 * K-Tel International, Inc.                                             26,000              1,625
 * K-Tron International, Inc.                                            61,300          1,039,648
 * K2, Inc.                                                             265,967          4,069,295
 * Kadant, Inc.                                                          59,900          1,075,205
   Kaman Corp. Class A                                                  100,495          1,293,371
 * Katy Industries, Inc.                                                 76,100            468,015
 * KBK Capital Corp.                                                     18,200             35,490
 * KCS Energy, Inc.                                                     169,300          1,533,858
 * Keith Companies, Inc.                                                 12,900            183,954
   Keithley Instruments, Inc.                                            60,000          1,083,000
 * Kendle International, Inc.                                            98,600            675,410
 * Kennedy-Wilson, Inc.                                                  76,700            463,268
 * Kensey Nash Corp.                                                    126,000          2,649,780
 * Kent Financial Services, Inc.                                         25,356             98,635
*# Keravision, Inc.                                                      59,100                 53
   Kewaunee Scientific Corp.                                             19,400            219,220
 * Key Technology, Inc.                                                  36,000            501,120
 * Key Tronic Corp.                                                      96,600            206,627
 * Keynote Systems, Inc.                                                 64,500            795,930
 * Keystone Automotive Industries, Inc.                                 144,100          3,511,717
 * Keystone Consolidated Industries, Inc.                                11,000              1,375
 * Kforce, Inc.                                                         136,898          1,156,788
 * KFX, Inc.                                                            206,200          1,235,138
   Kimball International, Inc. Class B                                    2,600             38,532
 * Kindred Healthcare, Inc.                                              67,500          3,482,325
 * Kirby Corp.                                                            3,200             96,000
 * Kirklands, Inc.                                                       59,700          1,247,730
 * Kit Manufacturing Co.                                                  7,800                  1
   Klamath First Bancorp, Inc.                                           64,500          1,654,425
   Knape & Vogt Manufacturing Co.                                        27,688            311,767
 * Koala Corp.                                                           90,800             10,442
 * Komag Inc.                                                            91,200          1,503,888
 * Kontron Mobile Computing, Inc.                                         4,000              1,508
 * Kopin Corp.                                                          307,613          2,177,900
 * Korn/Ferry International                                             176,100          1,766,283
 * Kosan Biosciences, Inc.                                               89,141            847,731
   Koss Corp.                                                            84,000          1,537,200
*# Krause's Furniture, Inc.                                              23,000                 21
 * Kulicke & Soffa Industries, Inc.                                      76,366          1,258,512
 * KVH Industries, Inc.                                                  74,000          2,333,960
 * La Jolla Pharmceutical Co.                                           223,600            648,440
 * LaBarge, Inc.                                                        215,150          1,344,687
 * LabOne, Inc.                                                          86,550          2,509,084
 * Labor Ready, Inc.                                                    185,800          2,118,120
   Laclede Group, Inc.                                                   71,800          2,100,150
 * LaCrosse Footwear, Inc.                                               20,400            112,200
   Ladish Co., Inc.                                                     115,500            948,255
   Lakeland Bancorp, Inc.                                                11,250            180,000
 * Lakeland Industries, Inc.                                             24,079            311,341
 * Lakes Entertainment, Inc.                                             74,400          1,071,286

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Lamson & Sessions Co.                                                144,800    $       847,080
   Lance, Inc.                                                          240,521          3,369,699
 * Lancer Corp.                                                          94,525            518,942
   Landauer, Inc.                                                        83,000          3,120,800
 * Landec Corp.                                                         141,000            916,500
   Landry's Restaurants, Inc.                                           183,500          4,499,420
 * Lannet Co., Inc.                                                      88,970          1,594,342
 * Lantronix, Inc.                                                       15,000             16,800
 * Larscom, Inc.                                                         11,100             56,166
 * Laserscope                                                            79,350          1,269,600
 * Latitude Communications, Inc.                                         84,600            329,940
   Lawson Products, Inc.                                                  4,900            166,257
 * Lawson Software, Inc.                                                 40,500            341,820
 * Layne Christensen Co.                                                160,100          1,665,040
 * Lazare Kaplan International, Inc.                                     67,400            454,950
 * LCA-Vision, Inc.                                                      47,258            792,989
 * LCC International, Inc. Class A                                       64,200            315,222
 * Learning Tree International, Inc.                                     75,783          1,316,351
 * Lecroy Corp.                                                          85,200          1,422,840
 * Lectec Corp.                                                          25,637             12,818
   Leesport Financial Corp.                                                 525             12,757
 * Lesco, Inc.                                                           88,700          1,132,699
*# Level 8 Systems, Inc.                                                 33,700             13,143
 * Lexent, Inc.                                                          36,900             53,874
 * Lexicon Genetics, Inc.                                               252,930          1,327,883
   Libbey, Inc.                                                          60,400          1,770,324
 * Liberate Technologies, Inc.                                           47,200            173,460
   Liberty Homes, Inc. Class A                                              200              1,020
 * Lifecell Corp.                                                       112,100            627,760
 * Lifecore Biomedical, Inc.                                            117,700            788,590
 * Lifeline Systems, Inc.                                                37,000          1,295,000
   Lifetime Hoan Corp.                                                   89,052          1,246,728
 * Lightbridge, Inc.                                                    120,480          1,160,222
 * Lightning Rod Software, Inc.                                           2,180              2,616
 * LightPath Technologies, Inc.                                           8,650             25,345
   Lindsay Manufacturer Co.                                              51,600          1,257,492
 * Lionbridge Technologies, Inc.                                         31,886            344,369
 * Lipid Sciences, Inc.                                                  62,600            155,248
   Liquid Audio, Inc.                                                    54,400             14,960
*# Liquidmetal Technologies, Inc.                                         7,800             16,380
   Lithia Motors, Inc. Class A                                           71,600          1,777,112
 * Littlefuse, Inc.                                                      91,600          2,728,764
 * LMI Aerospace, Inc.                                                    3,700              6,623
   LNB Bancorp, Inc.                                                      1,000             20,850
 * Local Financial Corp.                                                 39,200            778,904
 * Lodgenet Entertainment Corp.                                          92,900          1,676,845
 * Lodgian, Inc.                                                          1,496              9,335
 * Logic Devices, Inc.                                                   45,800             83,814
 * LogicVision, Inc.                                                     43,800            196,662
 * Logility, Inc.                                                       135,600            659,016
 * Lojack Corp.                                                         154,700          1,370,642
   Lone Star Steakhouse & Saloon, Inc.                                   93,366          2,153,954
 * Lone Star Technologies, Inc.                                         107,700          1,491,645
   Longview Fibre Co.                                                   215,600          2,365,132
 * LookSmart, Ltd.                                                      128,133            190,918
 * LOUD Technologies, Inc.                                              112,900            333,055
   Lowrance Electronics, Inc.                                             2,800             57,260
   LSB Bancshares, Inc. NC                                               35,571            671,225
   LSB Corp.                                                             16,200            281,086
   LSI Industries, Inc.                                                 261,630          3,257,294
 * LTX Corp.                                                            203,150          3,388,542
 * Luby's, Inc.                                                         151,550    $       569,828
   Lufkin Industries, Inc.                                               46,100          1,198,139
 * Luminex Corp.                                                        133,545          1,408,900
 * Lydall, Inc.                                                         141,300          1,729,512
 * Lynch Corp.                                                           29,600            316,276
 * Lynch Interactive Corp.                                               59,200          1,392,680
 * M & F Worldwide Corp.                                                169,200          2,343,420
 * M-Wave, Inc.                                                           3,000              1,770
   M/I Schottenstein Homes, Inc.                                        127,200          4,878,120
 * Mace Security International, Inc.                                     26,700             53,400
 * Mac-Gray Corp.                                                       116,500            582,500
 * Madden (Steven), Ltd.                                                125,400          2,681,052
 * Magic Lantern Group, Inc.                                             11,700             16,263
*# Magma Design Automation, Inc.                                         91,517          2,153,395
 * Magna Entertainment Corp.                                             16,500             77,550
 * Magnetek, Inc.                                                       109,100            703,695
 * Magnum Hunter Resources, Inc.                                        286,200          2,572,938
 * MAI Systems Corp.                                                     19,807              2,674
 * MAII Holdings, Inc.                                                   36,200                  5
 * Mail-Well, Inc.                                                      239,000            903,420
 * Main Street & Main, Inc.                                              90,625            222,031
   Main Street Banks, Inc.                                               24,148            639,439
   Maine & Maritimes Corp.                                               29,300          1,010,850
 * MAIR Holdings, Inc.                                                   86,892            661,248
 * Major Automotive Companies, Inc.                                       3,350              2,111
 * Management Network Group, Inc.                                        29,500             95,226
 * Manatron, Inc.                                                           115                978
 * Manchester Technologies, Inc.                                         84,000            277,200
   Manitowoc Co., Inc.                                                   64,600          1,744,200
 * Mannatech, Inc.                                                        5,200             63,440
 * Manning (Greg) Auctions, Inc.                                         50,600            569,250
 * Manufacturers' Services Ltd.                                         141,800            864,980
 * Manugistic Group, Inc.                                               220,900          1,471,194
 * Mapics, Inc.                                                         220,279          2,658,768
 * Mapinfo Corp.                                                         70,550            624,368
 * Marimba, Inc.                                                         70,267            361,172
   Marine Products Corp.                                                 45,780            748,503
 * MarineMax, Inc.                                                       97,876          1,859,644
 * Marisa Christina, Inc.                                                69,200            110,720
   Maritrans, Inc.                                                       47,700            792,297
*# MarketWatch.com, Inc.                                                 77,100            683,106
 * MarkWest Hydrocarbon, Inc.                                            67,210            772,915
 * Marlton Technologies, Inc.                                            52,900             28,831
   Marsh Supermarkets, Inc. Class A                                      17,700            194,523
   Marsh Supermarkets, Inc. Class B                                      29,800            327,800
 * Marten Transport, Ltd.                                                79,200          1,910,304
*# Martha Stewart Living Omnimedia, Ltd.                                 84,900            830,322
   MASSBANK Corp.                                                        31,399          1,267,264
 * Mastec, Inc.                                                         112,200          1,490,016
 * Material Sciences Corp.                                              133,100          1,263,119
 * Matria Healthcare, Inc.                                               89,875          1,836,146
*# Matritech, Inc.                                                      257,800            528,490
 * Matrix Bancorp, Inc.                                                  29,500            269,630
 * Matrix Service Co.                                                   150,600          2,402,070
 * MatrixOne, Inc.                                                      317,600          1,889,720
 * Matrixx Initiatives, Inc.                                             91,900          1,548,515
 * Mattson Technology, Inc.                                             164,560          2,525,996
 * Maui Land & Pineapple Company, Inc.                                   35,500          1,111,150
 * Max & Ermas Restaurants, Inc.                                         20,844            388,220
 * Maxco, Inc.                                                           18,800             49,350
   Maxcor Financial Group, Inc.                                          29,528            386,817

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Maxicare Health Plans, Inc.                                           25,160    $         6,290
*# Maxim Pharmaceuticals, Inc.                                           93,584            666,318
 * Maximus, Inc.                                                         72,600          2,751,540
 * Maxwell Shoe Company, Inc.                                           123,750          2,176,763
 * Maxwell Technologies, Inc.                                           100,192            806,546
 * Maxxam, Inc.                                                          20,500            328,000
 * Maxygen, Inc.                                                        156,576          1,698,850
   Mayflower Co-Operative Bank
     Middleboro                                                             300              6,729
 * Mayor's Jewelers, Inc.                                               161,900            121,425
 * Mays (J.W.), Inc.                                                      2,700             36,774
   McGrath Rent Corp.                                                    76,200          2,087,118
*# McMoran Exploration Co.                                               75,200          1,350,592
   McRae Industries, Inc. Class A                                         9,100             83,265
*# MCSI, Inc.                                                             2,000                 19
 * Meade Instruments Corp.                                               87,960            369,432
 * Meadow Valley Corp.                                                   22,900             37,762
 * Meadowbrook Insurance Group, Inc.                                     85,600            342,400
*# Measurement Specialties, Inc.                                         78,500          1,074,665
 * Medarex, Inc.                                                        210,093          1,428,632
 * MedCath Corp.                                                          8,738             82,915
*# Med-Design Corp.                                                      63,700            236,327
 * Media 100, Inc.                                                       59,500             44,625
 * Media Arts Group, Inc.                                               135,100            532,294
 * MediaBay, Inc.                                                        53,600             70,216
 * Medialink Worldwide, Inc.                                             49,800            154,380
 * Medical Action Industries, Inc.                                       89,500          1,485,700
 * Medical Staffing Network Holdings, Inc.                               65,300            636,675
 * Medicore, Inc.                                                        45,000            103,725
*# Medifast, Inc.                                                        44,200            671,840
 * Medquist, Inc.                                                       132,400          2,037,636
 * MedSource Technologies, Inc.                                          49,900            230,538
 * Medstone International, Inc.                                          40,700            192,145
 * MEDTOX Scientific, Inc.                                               21,581            120,854
 * Memberworks, Inc.                                                     52,400          1,421,612
   Mercantile Bank Corp.                                                  2,500             85,750
   Merchants Bancshares, Inc.                                            47,100          1,389,450
   Merchants Group, Inc.                                                 15,700            382,060
 * Mercury Air Group, Inc.                                               33,508            164,189
 * Mercury Computer Systems, Inc.                                        92,500          2,215,375
 * Merge Technologies, Inc.                                              28,612            500,710
   Meridian Bioscience, Inc.                                            140,900          1,461,133
 * Meridian Resource Corp.                                              220,872          1,007,176
 * Merisel, Inc.                                                              5                 30
 * Merit Medical Systems, Inc.                                          153,229          4,796,068
 * Meritage Corp.                                                         5,700            359,955
 * Merix Corp.                                                           66,700          1,392,696
 * Merrimac Industries, Inc.                                             14,265             84,877
 * Mesa Air Group, Inc.                                                 348,800          4,203,040
   Mesa Labs, Inc.                                                       27,900            252,356
 * Mestek, Inc.                                                         115,750          2,176,100
 * Meta Group, Inc.                                                     104,600            587,852
 * MetaSolv, Inc.                                                       160,900            386,160
   Methode Electronics, Inc. Class A                                     73,100            937,873
   Met-Pro Corp.                                                        195,686          2,954,859
 # Metris Companies, Inc.                                               228,594          1,019,529
 * Metro One Telecommunications, Inc.                                    99,900            193,806
   MetroCorp. Bancshares, Inc.                                           23,000            325,335
 * Metrologic Instruments, Inc.                                         157,300          4,284,852
   MFB Corp.                                                              8,500            267,963
 * MFRI, Inc.                                                            31,800             84,906
   MGE Energy, Inc.                                                      30,340    $       971,183
   MGP Ingredients, Inc.                                                 76,800            906,240
 * Michael Anthony Jewelers, Inc.                                        64,100            130,444
 * Micro Component Technology, Inc.                                     118,032            177,048
 * Micro Linear Corp.                                                   109,300            655,800
 * MicroFinancial, Inc.                                                  28,300             90,277
 * Micromuse, Inc.                                                      178,837          1,439,638
 * Micros Systems, Inc.                                                  67,745          2,930,649
 * Micros to Mainframes, Inc.                                            44,200             60,112
 * Microsemi Corp.                                                      124,616          3,019,446
 * MicroStrategy, Inc.                                                   31,100          1,679,400
 * Microtek Medical Holdings, Inc.                                      375,445          1,535,570
 * Micro-Therapeutics, Inc.                                             101,900            379,068
 * Microtune, Inc.                                                       45,600             99,864
 * Microvision, Inc.                                                     80,054            620,419
 * Midas, Inc.                                                           99,400          1,505,910
   Middleby Corp.                                                       100,000          3,412,100
   Middlesex Water Co.                                                   56,000          1,120,000
   Midland Co.                                                           88,200          1,868,076
   Mid-State Bancshares                                                  96,112          2,484,495
*# Midway Games, Inc.                                                   208,100            703,378
   Midwest Banc Holdings, Inc.                                           39,199            858,458
 * Midwest Express Holdings, Inc.                                        68,800            285,520
*# Mikohn Gaming Corp.                                                   58,950            257,022
   Milacron, Inc.                                                       209,500            486,040
*# Millennium Cell, Inc.                                                129,700            338,517
 * Miller Industries, Inc.                                               32,700            202,740
 * Millerbuilding Systems Escrow
     Shares                                                              72,800             21,840
 * Miltope Group, Inc.                                                   44,000            264,880
 * MIM Corp.                                                            118,800            837,540
 * Minorplanet Systems USA, Inc.                                         43,580             19,175
   Minuteman International, Inc.                                         15,400            142,142
 * MIPS Technologies, Inc.                                               56,600            308,470
 * Misonix, Inc.                                                         36,400            148,184
 * Mission Resources Corp.                                              109,700            197,460
 * Mississippi Chemical Corp.                                            42,629              3,410
 * Mitcham Industries, Inc.                                              94,300            194,258
 * Mitek Systems, Inc.                                                   22,300             50,420
 * Mity Enterprises, Inc.                                                40,750            750,615
*# MKTG Services, Inc.                                                      452              2,744
 * Mobile Mini, Inc.                                                     64,500          1,272,585
 * Mobility Electronics, Inc.                                            86,400            967,680
 * Mobius Management Systems, Inc.                                      178,000          2,671,780
   Mocon, Inc.                                                           73,475            630,416
 * Modem Media, Inc.                                                      3,800             23,978
 * Mod-Pac Corp.                                                         18,340            143,602
 * Mod-Pac Corp. Class B                                                  6,877             53,847
 * Modtech Holdings, Inc.                                               106,312            881,326
 * Moldflow Corp.                                                        45,294            509,558
 * Molecular Devices Corp.                                              133,266          2,642,665
 * Monaco Coach Corp.                                                   122,000          2,837,720
 * Monarch Casino and Resort, Inc.                                       72,500            735,150
 * Mondavi (Robert) Corp. Class A                                        42,491          1,487,185
 * Monolithic System Technology, Inc.                                   137,067          1,022,520
 * Monro Muffler Brake, Inc.                                             83,397          1,847,244
 * Monterey Pasta Co.                                                   136,200            521,646
 * Moore Handley, Inc.                                                    1,500              2,700
 * Moore Medical Corp.                                                   26,600            178,220
 * Morgan Group Holding Co.                                              59,200              7,400
 * Morgan's Foods, Inc.                                                     600                900

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Morton Industrial Group, Inc. Class A                                 22,645    $        13,587
 * Mossimo, Inc.                                                        149,150            738,293
 * Mother's Work, Inc.                                                   31,000            783,060
 * Motor Car Parts & Accessories, Inc.                                   24,500            137,935
   Movado Group, Inc.                                                    95,500          2,596,645
*# Movie Gallery, Inc.                                                  255,175          4,514,046
 * MRO Software, Inc.                                                   132,300          1,825,740
 * MRV Communications, Inc.                                             152,300            610,723
 * MSC Software Corp.                                                   150,300          1,480,455
 * MTC Technologies, Inc.                                                58,200          1,743,090
*# MTI Technology Corp.                                                   3,300              8,085
 * MTR Gaming Group, Inc.                                               106,529          1,182,472
   MTS Systems Corp.                                                    189,148          3,512,478
   Mueller (Paul) Co.                                                    26,300          1,048,318
 * Multi Color Corp.                                                     20,400            586,500
 * Multimedia Games, Inc.                                                57,700          2,361,661
   MutualFirst Financial, Inc.                                            2,900             74,211
   Myers Industries, Inc.                                               102,152          1,279,965
 * Mykrolis Corp.                                                       138,500          2,193,840
 * Myriad Genetics, Inc.                                                121,900          1,440,858
 * Nabi Biopharmaceuticals                                              322,686          3,475,328
   Nacco Industries, Inc. Class A                                        20,600          1,606,800
*# Nanogen, Inc.                                                        109,660            361,878
 * Nanometrics, Inc.                                                     60,300            880,380
 * Nanophase Technologies Corp.                                         119,400            639,984
 * Napco Security Systems, Inc.                                          64,000            520,000
   Nara Bancorp, Inc.                                                     1,600             35,056
   Nash-Finch Co.                                                        91,400          1,838,054
 * Nashua Corp.                                                          54,600            479,388
 * Nassda Corp.                                                          52,311            368,793
*# Nastech Pharmaceutical Co., Inc.                                      49,400            496,470
 * NATCO Group, Inc. Class A                                            163,700            982,200
 * Nathans Famous, Inc.                                                  52,700            272,986
 * National Beverage Corp.                                              106,900          1,612,052
 * National Dentex Corp.                                                 27,400            578,140
 * National Equipment Services, Inc.                                     51,800              3,626
 * National Home Health Care Corp.                                       24,566            217,163
 * National Medical Health
     Card Systems, Inc.                                                   8,600            197,800
 * National Research Corp.                                               52,200            808,526
 * National RV Holdings, Inc.                                           105,450          1,133,588
   National Security Group, Inc.                                         12,600            237,825
 * National Steel Corp. Class B                                           5,350                 21
 * National Technical Systems, Inc.                                      84,100            482,734
 * National Western Life Insurance Co.
     Class A                                                              2,600            380,133
 * Natrol, Inc.                                                          99,700            289,130
 * Natural Alternatives International, Inc.                              48,800            289,384
   Nature's Sunshine Products, Inc.                                     155,400          1,255,632
 * Natus Medical, Inc.                                                   54,000            203,040
   Nautilus Group, Inc.                                                 144,550          2,056,947
*# Navarre Corp.                                                        159,700          1,135,467
 * Navidec, Inc.                                                          3,516              3,780
 * Navigant Consulting, Inc.                                            243,400          4,210,820
*# Navigant International, Inc.                                          96,400          1,339,960
 * Navigators Group, Inc.                                                28,720            913,583
   NBT Bancorp                                                          119,341          2,611,181
 * NCI Building Systems, Inc.                                            82,300          1,916,767
 * NCO Group, Inc.                                                      109,318          2,525,246
 * NCO Portfolio Management, Inc.                                         6,941             52,058
 * Nektar Therapeutics                                                  226,720          2,988,170
   Nelson (Thomas), Inc.                                                129,700    $     2,282,720
*# Neoforma, Inc.                                                        83,751          1,336,666
 * Neogen Corp.                                                          42,900            902,187
 * NeoMagic Corp.                                                       168,900            547,236
 * NEON Systems, Inc.                                                    14,800             53,280
 * Neopharm, Inc.                                                       113,413          2,034,629
*# Neorx Corp.                                                              200                864
 * Neose Technologies, Inc.                                              75,900            639,837
 * Neoware Systems, Inc.                                                 10,000            167,700
   Net Perceptions, Inc.                                                 13,400              4,556
 * Net2Phone, Inc.                                                      140,621            885,912
   NetBank, Inc.                                                        112,237          1,470,305
 * Netegrity, Inc.                                                      155,600          1,906,100
 * Netguru, Inc.                                                         46,900             55,811
 * NetManage, Inc.                                                       49,128            265,291
 * NetObjects, Inc.                                                       2,000                 22
 * Netopia, Inc.                                                         95,056          1,454,357
 * NetRatings, Inc.                                                     142,916          1,446,310
 * Netscout System, Inc.                                                131,400          1,145,808
 * NetSolve, Inc.                                                       232,300          1,914,152
 * Network Engines, Inc.                                                118,912          1,241,441
 * Network Equipment Technologies, Inc.                                 167,500          1,742,000
*# Network Plus Corp.                                                    10,000                 12
 * Neurobiological Technologies, Inc.                                    14,600             64,970
 * Neurogen Corp.                                                        87,400            557,699
   Nevada Chemicals, Inc.                                                   400              2,036
 * Nevada Gold & Casinos, Inc.                                           49,250            586,075
 * New Brunswick Scientific Co., Inc.                                    75,600            461,084
 * New Century Equity Holdings Corp.                                    608,600            194,752
   New England Business Services, Inc.                                   87,500          2,625,000
 * New Focus, Inc.                                                      197,057            963,609
   New Hampshire Thrift BancShares, Inc.                                  1,600             49,600
 * New Horizons Worldwide, Inc.                                          77,475            476,471
   Newmil Bancorp, Inc.                                                  44,200          1,184,118
 * Newpark Resources, Inc.                                              355,900          1,430,718
 * Newport Corp.                                                         84,885          1,445,592
 * Newtek Business Services, Inc.                                         3,400             20,196
 * Niagara Corp.                                                         76,300            215,166
 * NIC, Inc.                                                            261,800          1,843,072
   Nitches, Inc.                                                         11,213             52,140
 * NMS Communications Corp.                                              79,985            467,912
 * NMT Medical, Inc.                                                     90,000            315,000
   NN, Inc.                                                             132,600          1,540,812
 * Nobel Learning Communities, Inc.                                      49,600            243,040
 * Nobility Homes, Inc.                                                  44,000            469,040
   Noble International, Ltd.                                             35,000            588,350
 * Noel Group, Inc.                                                      43,600                131
   Noland Co.                                                               700             25,946
 * Norstan, Inc.                                                         94,700            293,570
 * North America Galvanizing & Coatings,
     Inc.                                                                56,500             77,405
 * North American Scientific, Inc.                                       74,300            743,000
   North Central Bancshares, Inc.                                        17,500            673,925
 * North Coast En                                                        11,800            126,260
   North Pittsburgh Systems, Inc.                                        65,325          1,203,874
   Northeast Bancorp                                                     12,600            255,150
   Northeast Pennsylvania Financial
     Corp.                                                                3,250             63,375
   Northern Technologies International
     Corp.                                                               26,400            131,868
*# Northfield Laboratories, Inc.                                        129,200            749,360

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Northland Cranberries, Inc.                                           43,700    $        31,464
   Northrim BanCorp, Inc.                                                34,939            797,664
 * Northwest Pipe Co.                                                    47,500            703,000
 * Novadigm, Inc.                                                       134,700            498,390
*# Novamed Eyecare, Inc.                                                 94,500            226,800
 * Novavax, Inc.                                                        203,150          1,168,113
 * Noven Pharmaceuticals, Inc.                                           99,300          1,363,389
 * Novoste Corp.                                                         72,900            365,229
 * NS Group, Inc.                                                       170,000          1,269,900
 * NTN Communications, Inc.                                             154,891            604,075
 * Nu Horizons Electronics Corp.                                        110,650            887,413
*# Nucentrix Broadband Networks, Inc.                                   114,500            177,475
 * NuCo2, Inc.                                                           71,300            896,954
 * Nuevo Energy Co.                                                      87,100          1,719,354
   NUI Corp.                                                            111,493          1,742,636
 * Numerex Corp. Class A                                                103,000            401,700
 * Nutraceutical International Corp.                                     52,800            683,760
 * Nutramax Products, Inc.                                               44,000                 44
 * Nutrition 21, Inc.                                                    20,200             19,190
 * Nuvelo, Inc.                                                         190,967            746,681
   NWH, Inc.                                                             14,700            285,621
 * NYFIX, Inc.                                                          138,998          1,157,853
   Nymagic, Inc.                                                         71,100          1,907,613
 * O'Charleys, Inc.                                                     116,775          1,991,014
 * O.I. Corp.                                                            25,900            184,797
   Oak Hill Financial, Inc.                                              12,200            378,200
 * OAO Technology Solutions, Inc.                                       175,400            547,248
 * Obie Media Corp.                                                      35,000             95,025
 * Oceaneering International, Inc.                                       30,200            659,870
   OceanFirst Financial Corp.                                            60,400          1,592,748
 * Ocular Sciences, Inc.                                                102,476          2,933,888
 * Ocwen Financial Corp.                                                182,503          1,268,396
 * Odd Job Stores, Inc.                                                  86,200            262,910
 * Offshore Logistics, Inc.                                             101,341          2,558,860
*# Oglebay Norton Co.                                                    44,900             83,514
   Ohio Art Co.                                                           3,600             48,744
 * Oil States International, Inc.                                         3,300             41,448
   Oil-Dri Corp. of America                                              56,500            846,935
 * Old Dominion Freight Lines, Inc.                                     108,600          3,461,082
 * Olympic Steel, Inc.                                                   73,100            412,650
 * OM Group, Inc.                                                       123,800          2,997,198
 * Omega Protein Corp.                                                  175,600          1,097,500
 * Omnicell, Inc.                                                       102,500          1,348,900
 * Omnova Solutions, Inc.                                                55,700            203,305
 * Omtool, Ltd.                                                          15,385            110,464
 * On Assignment, Inc.                                                   56,075            284,300
 * ON Semiconductor Corp.                                               244,700          1,610,126
 * On Technology Corp.                                                  178,700            703,006
 * On2.cCom, Inc.                                                        40,000             64,000
 * One Price Clothing Stores, Inc.                                       22,414             12,552
 # Oneida, Ltd.                                                          73,200            347,700
 * OneSource Information Services, Inc.                                  11,800            116,100
 * Online Resources Corp.                                                67,900            437,276
 * Onyx Acceptance Corp.                                                 62,600            689,852
 * Onyx Pharmacueticals, Inc.                                            51,800          1,490,804
 * ONYX Software Corp.                                                   61,129            246,411
 * OPENT Technologies, Inc.                                              97,503          1,754,079
 * OpenTV Corp.                                                         162,725            564,656
 * Openwave Systems Inc.                                                  6,033             72,577
 * Opinion Research Corp.                                                27,500            155,925
 * Oplink Communications, Inc.                                          183,800            439,282
 * Opti, Inc.                                                           119,400    $       169,548
 * Optical Communication Products, Inc.                                  26,551            105,407
 * Optical Sensors, Inc.                                                  1,133              4,645
 * OptiCare Health Systems, Inc.                                          1,800              1,242
 * OpticNet, Inc.                                                        35,550                 36
 * Optika, Inc.                                                          87,500            380,625
 * Option Care, Inc.                                                     93,900            933,366
 * OraSure Technologies, Inc.                                           188,781          1,574,434
 * Orbit International Corp.                                             11,666             78,151
 * Orbital Sciences Corp.                                               211,800          1,942,206
 * Oregon Steel Mills, Inc.                                             176,300            523,611
*# Orleans Homebuilders, Inc.                                            93,800          2,658,292
 * Orphan Medical, Inc.                                                  84,635            795,569
*# Orthodontic Centers of America, Inc.                                 221,800          1,572,562
 * Orthologic Corp.                                                     304,100          2,195,602
*# Osage Systems Group, Inc.                                                800                  4
   Oshkosh B'Gosh, Inc. Class A                                          43,368            936,749
*# OSI Systems, Inc.                                                    104,100          1,934,178
 * Osteotech, Inc.                                                      151,125          1,156,106
   Outlook Group Corp.                                                   36,800            184,000
 * Overland Storage, Inc.                                               107,900          2,121,314
 * Overstock Com                                                         73,900          1,168,359
 * Owosso Corp.                                                          45,200              3,616
   Oxford Industries, Inc.                                               64,200          4,383,576
*# Oxigene, Inc.                                                        123,700          1,213,497
 * Oxis International, Inc.                                               8,600              4,988
 * OYO Geospace Corp.                                                    19,000            252,510
 * P&F Industries, Inc. Class A                                             600              5,100
 * Pacific Aerospace & Electronics, Inc.                                    285                 31
   Pacific Crest Capital, Inc.                                            6,600            169,818
*# Pacific Mercantile Bancorp                                             7,700             70,840
 * Pacific Premier Bancorp, Inc.                                         19,920            192,228
 * Packaging Dynamics Corp.                                              32,980            357,833
 * Packeteer, Inc.                                                      140,600          2,667,041
 * Pac-West Telecomm, Inc.                                              198,100            439,782
 * Pain Therapeutics, Inc.                                              156,215            952,912
 * Palatin Technologies, Inc.                                             1,937              6,005
*# Paligent, Inc.                                                         3,063                144
 * Palm Harbor Homes, Inc.                                               96,277          1,829,263
 * Palmone Inc.                                                         118,149          1,768,691
 * Palmsource Inc.                                                       16,032            410,259
 * PAM Transportation Services, Inc.                                     50,850            994,118
   Pamrapo Bancorp, Inc.                                                 36,400            901,628
 * Panavision, Inc.                                                      13,000             77,025
 * Pantry, Inc.                                                           9,400            216,491
*# Papa John's International, Inc.                                       80,700          2,129,673
 * Par Technology Corp.                                                  79,500            630,435
 * Paradyne Networks Corp.                                               98,450            451,886
 * Paragon Technologies, Inc.                                            39,625            380,004
 * Parallel Petroleum Corp.                                             156,300            595,347
 * Parexel International Corp.                                          114,884          2,123,056
   Park Bancorp, Inc.                                                       800             22,792
   Park Electrochemical Corp.                                            88,000          2,248,400
 * Parker Drilling Co.                                                  270,400            646,256
*# Parkervision, Inc.                                                    54,993            549,930
 * Park-Ohio Holdings Corp.                                             126,325            925,962
   Parkvale Financial Corp.                                              50,495          1,346,702
 * Parlex Corp.                                                          58,200            474,330
 * Parlux Fragrances, Inc.                                              107,400            348,943
 * ParthusCeva, Inc.                                                     24,400            213,500
 * Party City Corp.                                                      38,687            555,545

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Pathmark Stores, Inc.                                                113,093    $       821,055
 * Patient Infosystems, Inc.                                              4,900              1,421
   Patrick Industries, Inc.                                              44,200            379,236
   Patriot Bank Corp.                                                    63,180          1,405,755
 * Patriot Transportation Holding, Inc.                                  31,700            944,977
 * Paula Financial, Inc.                                                 49,300             76,415
 * Paul-Son Gaming Corp.                                                 31,800            190,164
 * Paxar Corp.                                                          169,669          2,231,147
 * Paxson Communications Corp.                                          259,500          1,245,600
 * Payless Cashways, Inc.                                                 2,136                  3
 * PC Connection, Inc.                                                  122,600          1,072,750
 * PC Mall, Inc.                                                         94,300          1,259,848
 * PC-Tel, Inc.                                                         141,500          1,266,425
 * PDF Solutions, Inc.                                                  102,023          1,129,395
 * PDI, Inc.                                                             64,584          1,866,478
 * PEC Solutions, Inc.                                                  119,518          2,152,519
 * Pediatric Services of America, Inc.                                   51,200            445,440
 * Peerless Manufacturing Co.                                            18,500            219,318
 * Peerless Systems Corp.                                               101,700            345,780
 * Peet's Coffee & Tea, Inc.                                             57,564            968,226
*# Pegasus Communications Corp.                                          22,720            455,990
 * Pegasus Solutions, Inc.                                              108,575          1,289,871
 * Pegasystems, Inc.                                                    172,400          1,379,200
 * Pemco Aviation Group, Inc.                                               250              7,099
 * Pemstar, Inc.                                                         97,400            366,224
   Penford Corp.                                                         54,800            790,764
   Penn Engineering & Manufacturing Corp. Class A                        67,200            974,400
   Penn Engineering & Manufacturing Corp. Non-Voting                    165,400          2,712,560
*# Penn Treaty American Corp.                                            68,200            109,802
   Penn Virginia Corp.                                                   58,400          2,739,544
   Penn-America Group, Inc.                                             102,900          1,503,369
   Pennfed Financial Services, Inc.                                      60,100          1,938,165
   Penns Woods Bancorp, Inc.                                                110              4,938
 * Penwest Pharmaceuticals Co.                                          128,900          1,985,060
   Peoples Bancorp, Inc.                                                    400              9,520
   Peoples Bancorp, Inc.                                                  2,310             65,743
 * Perceptron, Inc.                                                      76,750            567,950
 * Performance Technologies, Inc.                                       135,675          1,830,256
 * Pericom Semiconductor Corp.                                          116,441          1,364,689
 * Perini Corp.                                                          55,200            497,352
 * Perry Ellis International, Inc.                                       64,100          1,555,130
 * Per-Se Technologies, Inc.                                            134,372          1,887,927
 * Pervasive Software, Inc.                                             117,200            873,140
 * Petrocorp, Inc.                                                       37,100            502,334
 * Petroleum Development Corp.                                          139,678          1,983,428
   PFF Bancorp, Inc.                                                     68,600          2,565,640
*# Pfsweb, Inc.                                                               1                  2
 * Pharmacopeia, Inc.                                                   206,100          2,576,250
 * Pharmacyclics, Inc.                                                   70,000            448,000
*# Pharmanetics, Inc.                                                    84,400            179,772
 * PharmChem, Inc.                                                       41,600             11,648
*# Pharmos Corp.                                                         88,000            323,840
   Phillips-Van Heusen Corp.                                            136,600          2,404,160
 * Phoenix Gold International, Inc.                                      13,500             18,225
 * Phoenix Technologies, Ltd.                                           106,804            930,263
 * Photo Control Corp.                                                    1,000              2,290
 * Photoelectron Corp.                                                   49,200                492
 * PhotoMedex, Inc.                                                      59,808            111,841
 * Photon Dynamics, Inc.                                                 69,500          2,836,295
 * Photronics, Inc.                                                      59,258    $     1,094,495
*# Physiometrix, Inc.                                                    31,500             58,275
 * Piccadilly Cafeterias, Inc.                                           91,000             16,380
 * Pico Holdings, Inc.                                                   83,771          1,258,240
   Pilgrims Pride Corp. Class B                                         118,600          1,773,070
   Pinnacle Bancshares, Inc.                                                700             11,375
 * Pinnacle Entertainment, Inc.                                          21,200            193,556
 * Pinnacle Systems, Inc.                                                68,400            570,456
 * Pioneer Drilling Co.                                                   3,700             13,764
 * Pixelworks, Inc.                                                     113,400          1,496,880
 * Pizza Inn, Inc.                                                       39,700            119,100
 * Plains Exploration & Production Co.                                   30,345            425,133
 * Plains Resources, Inc.                                               149,100          2,314,032
 * Planar Systems, Inc.                                                  93,400          2,222,920
 * PlanVista Corp.                                                      123,000            233,700
 * Plato Learning, Inc.                                                  97,533            968,503
 * Play By Play Toys and Novelties, Inc.                                 32,100                 82
 * Playboy Enterprises, Inc. Class B                                     95,280          1,544,489
 * Playtex Products, Inc.                                               134,500            932,085
 * Plexus Corp.                                                         109,719          1,947,512
*# Plug Power, Inc.                                                     268,815          1,556,439
 * PLX Technology, Inc.                                                 104,700            984,180
 * Plymouth Rubber, Inc. Class A                                            900              1,328
 * Plymouth Rubber, Inc. Class B                                              5                  2
 # PMA Capital Corp. Class A                                             31,243            124,035
   Pocahontas Bancorp, Inc.                                              52,000            733,200
 * Point Therapeutics, Inc.                                               5,640             23,547
 * Point West Capital Corp.                                              25,400                  3
 * Point.360                                                             85,300            425,647
   PolyMedica Corp.                                                     101,640          2,634,509
 * Polyone Corp.                                                         24,200            143,990
   Pomeroy IT Solutions, Inc.                                           105,149          1,536,227
   Pope & Talbot, Inc.                                                   95,200          1,289,960
 * Porta Systems Corp.                                                   48,090                962
 * Portal Software, Inc.                                                  7,140             53,907
 * Possis Medical, Inc.                                                 160,300          2,731,512
 * Powell Industries, Inc.                                               53,300            898,638
 * PowerCerv Corp.                                                       12,633              1,011
 * Power-One, Inc.                                                      116,700            983,781
 * Powerwave Technologies, Inc.                                         254,461          1,895,734
 * Pozen, Inc.                                                          125,500          1,475,880
 * PPT Vision, Inc.                                                      47,000             50,760
 * PRAECIS Pharmaceuticals, Inc.                                        199,247          1,514,277
 * Premier Financial Bancorp                                              6,600             53,130
*# Premier Laser Systems, Inc. Class A                                   16,400                165
*# Pre-Paid Legal Services, Inc.                                         77,500          2,062,275
   Presidential Life Corp.                                              128,840          1,868,180
 * Presstek, Inc.                                                       152,500          1,227,625
*# PRG-Schultz International, Inc.                                       68,776            340,441
 * Pricesmart, Inc.                                                       5,400             36,715
 * Prima Energy Corp.                                                    75,350          2,230,360
 * Prime Hospitality Corp.                                              201,300          2,218,326
 * Prime Medical Services, Inc.                                         148,800            754,416
 * Primus Knowledge Solutions, Inc.                                      39,000            173,550
 * Princeton Review, Inc.                                                50,400            403,200
 * Printronix, Inc.                                                      67,250          1,108,953
 * Private Business, Inc.                                                 8,305             11,793
 * Procom Technology, Inc.                                               19,200              8,544
 * Progenics Pharmaceuticals, Inc.                                       68,600          1,203,244
   Programmers Paradise, Inc.                                            48,200            343,184
   Progress Financial Corp.                                              58,113          1,768,379

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Progress Software Corp.                                               45,000    $       943,200
 * ProsoftTraining.com                                                   25,200             16,380
   Prosperity Bancshares, Inc.                                           32,555            705,141
 * Protection One, Inc.                                                 121,900             54,855
   Proton Energy Systems, Inc.                                          127,511            334,079
 * Provant, Inc.                                                         31,500                 32
 * Provena Foods, Inc.                                                      200                273
   Providence & Worcester Railroad Co.                                   11,000             99,880
   Provident Bancorp, Inc.                                               12,800            613,760
   Provident Bankshares Corp.                                             2,644             76,835
   Provident Financial Holdings, Inc.                                    48,600          1,628,586
 * Province Healthcare Co.                                              191,100          2,929,563
 * Proxim Corp.                                                         208,611            294,142
*# ProxyMed, Inc.                                                         8,766            141,396
 * PSS World Medical, Inc.                                              277,800          2,847,450
   Psychemedics Corp.                                                    49,039            394,764
 * Psychiatric Solutions, Inc.                                           27,500            418,550
 * PTEK Holdings, Inc.                                                  264,746          2,308,585
   Pulaski Financial Corp.                                               30,400            486,096
 * Puma Technology, Inc.                                                148,814            900,325
 * Pure World, Inc.                                                      66,630            151,250
 * PW Eagle, Inc.                                                        21,900             87,578
   Pyramid Breweries, Inc.                                               36,800            117,024
 * Qad, Inc.                                                            173,100          2,134,323
 * QEP Co., Inc.                                                         15,000            177,000
 * QRS Corp.                                                             71,422            727,790
 * QuadraMed Corp.                                                      185,337            460,562
   Quaker Chemical Corp.                                                 71,700          1,880,691
   Quaker City Bancorp, Inc.                                             34,945          1,475,727
   Quaker Fabric Corp.                                                  147,950          1,291,604
 * Quality Dining, Inc.                                                  98,900            285,821
 * Quality Systems, Inc.                                                 49,600          2,122,880
   Quanex Corp.                                                          35,800          1,415,174
 * Quantum Corp.- DLT                                                    40,100            126,716
 * Quantum Fuel Systems Technologies Worldwide, Inc.                     45,200            315,948
*# Questcor Pharmaceuticals, Inc.                                       129,800             88,264
 * Quicklogic Corp.                                                     159,400            994,656
 * Quicksilver Resources, Inc.                                            2,500             75,275
 * Quidel Corp.                                                         256,200          2,203,320
 * Quigley Corp.                                                         55,500            471,195
 * Quinton Cardiology Systems, Inc.                                      83,960            667,482
 * Quipp, Inc.                                                           14,300            175,175
   Quixote Corp.                                                         68,200          1,680,448
*# Quokka Sports, Inc.                                                      480                  6
*# Quovadx, Inc.                                                        148,400            722,708
 * R & B, Inc.                                                           69,300            970,200
 * Radiant Systems, Inc.                                                123,454            876,523
 * Radiologix, Inc.                                                     176,100            537,105
 * RadiSys Corp.                                                         81,413          1,497,999
 * Radyne ComStream, Inc.                                                71,000            490,610
 * Rag Shops, Inc.                                                       34,650            117,464
 * Railamerica, Inc.                                                    184,866          2,098,229
 * Rainbow Rentals, Inc.                                                 48,300            357,468
 * Rainbow Technologies, Inc.                                           145,400          1,802,960
 * Ramtron International Corp.                                          185,100            459,048
 * Range Resources Corp.                                                377,500          2,982,250
   Raven Industries, Inc.                                               192,920          5,341,955
 * Rayovac Corp.                                                        142,800          2,568,972
 * Raytech Corp.                                                         45,995            170,182
 * RC2 Corp.                                                             91,100          1,938,608
 * RCM Technologies, Inc.                                                91,800    $       668,304
*# RCN Corp.                                                              4,300              4,386
 * Reading International, Inc. Class A                                  142,163            887,097
 * Reading International, Inc. Class B                                   10,140             59,826
*# Redhook Ale Brewery, Inc.                                             63,100            187,975
   Redwood Empire Bancorp                                                60,750          1,534,241
 * Reeds Jewelers, Inc.                                                  23,990             26,629
 * Refac                                                                  8,519             42,638
   Regal-Beloit Corp.                                                    67,330          1,390,365
 * Regeneration Technologies, Inc.                                      117,530          1,222,312
 * Regent Communications, Inc.                                          553,900          3,605,889
 * Register.Com, Inc.                                                    99,500            482,575
 * Rehabcare Group, Inc.                                                 78,700          1,397,712
 * Reliability, Inc.                                                    113,800            124,042
 * Reliv International, Inc.                                            101,576            577,967
 * Relm Wireless Corp.                                                   47,941             72,391
 * Remec, Inc.                                                          165,200          1,853,544
 * RemedyTemp, Inc.                                                      64,200            704,274
 * Remington Oil & Gas Corp.                                            198,160          3,537,156
 * Rentrak Corp.                                                        107,200            856,528
 * Rent-Way, Inc.                                                       168,400          1,247,844
 * Repligen Corp.                                                       250,400          1,209,432
*# Reptron Electronics, Inc.                                             55,900              9,503
   Republic Bancorp, Inc. Class A                                        35,600            701,320
   Republic Bankshares, Inc.                                            110,540          3,297,408
 * Republic First Bancorp, Inc.                                          45,468            591,539
 * Res-Care, Inc.                                                        91,498            672,510
   Resource America, Inc.                                               170,680          2,223,960
 * Resources Connection, Inc.                                            96,786          2,650,001
 * Restoration Hardware, Inc.                                           135,900            833,067
 * Retail Ventures Inc.                                                  79,156            427,442
 * Retek, Inc.                                                          241,200          2,503,656
*# Revlon, Inc.                                                         104,700            251,280
 * Rex Stores Corp.                                                     142,875          2,247,424
 * Rexhall Industries, Inc.                                              36,400            106,106
 * RF Monolithics, Inc.                                                  86,600            759,482
   Richardson Electronics, Ltd.                                         100,100          1,021,020
 * Rigel Pharmaceuticals, Inc.                                            8,711            141,205
   Riggs National Corp.                                                 123,264          2,115,210
 * Right Management Consultants, Inc.                                   158,793          2,837,631
 * Rimage Corp.                                                          93,825          1,435,523
 * Rita Medical Systems, Inc.                                            78,000            331,500
 * Riverside Group, Inc.                                                  1,300                 24
 * Riverstone Networks, Inc.                                              1,900              2,090
   Riverview Bancorp, Inc.                                               34,400            735,472
   Rivianna Foods, Inc.                                                  17,600            519,024
 * Riviera Holdings Corp.                                                22,100            120,335
 * Riviera Tool Co.                                                       7,000             31,570
 * RMH Teleservices, Inc.                                                81,500            420,540
 * Roadhouse Grill, Inc.                                                 75,670             18,918
   Roanoke Electric Steel Corp.                                          87,400            843,410
   Robbins & Myers, Inc.                                                 62,500          1,378,750
 * Robocom Systems, Inc.                                                  1,100                825
 * Robotic Vision Systems, Inc.                                          31,005             20,618
 * Rochester Medical Corp.                                               48,500            434,075
   Rock of Ages Co.                                                      32,900            190,491
 * Rockford Corp.                                                         1,100              6,402
   Rock-Tenn Co. Class A                                                172,700          2,745,930
   Rocky Mountain Chocolate Factory, Inc.                                33,333            399,996
 * Rocky Shoes & Boots, Inc.                                             34,200            591,660

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Rofin-Sinar Technologies, Inc.                                       104,400    $     3,358,548
 * Rogers Corp.                                                          66,900          2,936,910
 * Rogue Wave Software, Inc.                                            103,000            676,710
 * Rohn Industries, Inc.                                                353,700              7,074
 * Ross Systems, Inc.                                                     3,700             66,637
   Roto-Rooter, Inc.                                                     44,100          1,623,321
 * Rouge Industries, Inc. Class A                                       131,300             10,504
   Royal Bancshares of Pennsylvania Class A                              15,455            411,103
   Royal Gold, Inc.                                                     163,200          3,477,792
 * Royale Energy, Inc.                                                   29,324            263,916
   RPC, Inc.                                                             76,300            766,815
 * RTI International Metals, Inc.                                        95,300          1,291,315
 * RTW, Inc.                                                             43,450            280,644
 * Rubio's Restaurants, Inc.                                             44,300            268,015
 * Rudolph Technologies, Inc.                                            72,600          1,680,690
 * Rural Cellular Corp. Class A                                           4,100             38,745
 * Rural/Metro Corp.                                                    110,300            216,188
 * Rush Enterprises, Inc. Class A                                        54,500            421,285
 * Rush Enterprises, Inc. Class B                                        54,500            445,810
   Russell Corp.                                                         66,200          1,217,418
 * Ryan's Family Steak Houses, Inc.                                     163,600          2,427,824
   Ryerson Tull, Inc.                                                    90,400            814,504
 * S&K Famous Brands, Inc.                                               24,600            439,848
 * S1 Corp.                                                             304,000          2,684,320
 * Saba Software, Inc.                                                   33,715            128,184
 * Safeguard Scientifics, Inc.                                          275,000            940,500
 * SafeNet, Inc.                                                         59,445          1,975,952
 * Safety Components International, Inc.                                  1,180             13,924
 * Saga Communications, Inc. Class A                                     80,941          1,414,039
 * Salem Communications Corp.                                            74,568          1,847,049
*# Salton, Inc.                                                          50,300            677,038
*# Samsonite Corp.                                                        1,479              1,006
 * San Filippo (John B.) & Son, Inc.                                     57,900          2,304,420
 * Sanchez Computer Associates, Inc.                                     98,724            429,449
   Sanders Morris Harris Group, Inc.                                     90,950            904,953
   Sanderson Farms, Inc.                                                118,600          4,077,468
   Sandy Spring Bancorp, Inc.                                            42,143          1,681,506
 * Sangamo BioSciences, Inc.                                            124,000            565,440
 * Sapient Corp.                                                         86,900            488,378
*# Satcon Technology Corp.                                               86,200            224,120
   Saucony, Inc. Class A                                                 55,400            940,692
   Saucony, Inc. Class B                                                 58,200            966,120
   Sauer-Danfoss, Inc.                                                   26,800            428,800
 * Savient Pharmaceuticals, Inc.                                        254,600          1,257,724
 * Saxon Capital, Inc.                                                   60,400          1,139,748
 * SBA Communications Corp.                                             100,800            348,768
 * SBE, Inc.                                                             34,600            285,104
 * SBS Technologies, Inc.                                                83,600          1,224,740
 * ScanSoft, Inc.                                                       424,175          2,545,050
 * ScanSource, Inc.                                                      70,600          3,088,044
   Schawk, Inc. Class A                                                 168,300          2,288,880
 * Scheid Vineyards, Inc.                                                14,500             60,973
*# Schick Technologies, Inc.                                             47,200            365,800
 * Schieb (Earl), Inc.                                                   71,600            189,382
 * Schlotzskys, Inc.                                                     65,100            164,052
 * Schmitt Industries, Inc.                                              17,800             45,034
   Schnitzer Steel Industries, Inc. Class A                              92,200          4,988,942
 * Schuff International, Inc.                                            53,200             76,076
   Schulman (A.), Inc.                                                  122,790          2,400,545
   Schweitzer-Maudoit International, Inc.                                68,000    $     1,884,960
 * Sciclone Pharmaceuticals, Inc.                                       196,600          1,445,010
 * Scientific Games Corp.                                               165,800          2,695,908
 * Scientific Learning Corp.                                              1,900              8,759
 * Scientific Technologies, Inc.                                         38,400            178,176
 * SCM Microsystems, Inc.                                                64,159            532,520
   Scope Industries, Inc.                                                16,650          1,263,735
   SCPIE Holdings, Inc.                                                  19,000            189,050
 * Seabulk International, Inc.                                            8,400             73,500
 * Seachange International, Inc.                                        121,403          1,827,115
   Seacoast Banking Corp.                                                72,930          1,291,590
   Seacoast Financial Services Corp.                                     78,552          2,156,252
 * Seattle Genetics, Inc.                                                93,425            581,104
 * Secom General Corp.                                                    1,000              1,290
   Second Bancorp, Inc.                                                  23,200            656,560
 * Secure Computing Corp.                                               154,267          2,318,633
 * Security Associates International, Inc.                                4,900                  0
 * SED International Holdings, Inc.                                       6,350             16,828
 * SeeBeyond Technology Corp.                                           187,424            727,205
 * SEEC, Inc.                                                            55,300             27,097
 * Segue Software, Inc.                                                 102,900            264,453
 * Selas Corp. of America                                                46,800            129,168
 * Selectica, Inc.                                                      222,400          1,031,936
   SEMCO Energy, Inc.                                                   118,420            580,258
 * Semitool, Inc.                                                       168,100          1,912,978
 * SEMX Corp.                                                            45,500              4,550
 * Seneca Foods Corp. Class A                                               200              4,000
 * Seneca Foods Corp. Class B                                             6,800            136,578
 * Sensytech, Inc.                                                       28,050            408,128
 * Sequenom, Inc.                                                        98,730            355,527
 * SeraCare Life Sciences, Inc.                                          21,120            232,320
 * Serologicals Corp.                                                   118,925          2,051,456
 * ServiceWare Technologies, Inc.                                        25,300             14,927
 * Servotronics, Inc.                                                    24,804             76,892
 * SFBC International, Inc.                                              34,200            880,650
 * Shared Technologies Cellular, Inc.                                    24,600                 66
 * Sharper Image Corp.                                                   93,000          2,940,660
 * Shaw Group, Inc.                                                      78,600          1,023,372
 * Sheffield Pharmceuticals, Inc.                                       114,400                 11
 * Shells Seafood Restaurants, Inc.                                      25,500             16,958
 * Shiloh Industries, Inc.                                              121,400            548,121
 * Shoe Carnival, Inc.                                                  126,100          2,279,888
 * Shoe Pavilion, Inc.                                                    5,700              7,268
 * Sholodge, Inc.                                                        52,300            228,813
 * Shopko Stores, Inc.                                                  131,200          2,184,480
 * Shuffle Master, Inc.                                                 148,350          4,437,149
 * Siebert Financial Corp.                                               42,300            138,744
   Sierra Bancorp                                                         3,900             66,261
 * Sierra Health Services, Inc.                                         253,800          6,954,120
 * Sifco Industries, Inc.                                                45,775            160,213
 * Sight Resource Corp.                                                   7,100                444
*# Sigma Designs, Inc.                                                  173,500          1,028,855
 * Sigmatron International, Inc.                                         18,200            460,642
 * Silgan Holdings, Inc.                                                 69,300          2,387,385
 * Silicon Graphics, Inc.                                                58,100             65,653
 * Silicon Image, Inc.                                                  310,600          2,298,440
 * Silicon Storage Technology, Inc.                                      51,900            704,283
 * Simclar, Inc.                                                         23,400             53,118
   Simmons First National Corp. Class A                                  65,300          1,732,409
 * Simon Worldwide, Inc.                                                 88,300              6,843

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * SimpleTech, Inc.                                                     199,666    $     1,341,556
 * Simula, Inc.                                                         117,500            370,125
 * Sipex Corp.                                                          134,400          1,263,360
 * Sirenza Microdevices, Inc.                                            68,661            400,294
 * Sitel Corp.                                                          165,600            389,160
 * Six Flags, Inc.                                                      113,100            763,425
 * Skechers U.S.A., Inc. Class A                                         81,800            607,774
   Skyline Corp.                                                         34,800          1,117,080
 * SL Industries, Inc.                                                   91,985            740,479
 * SM&A                                                                  47,100            555,309
 * Smart & Final Food, Inc.                                              10,800             98,604
 * SmartDisk Corp.                                                       51,300             16,673
 * Smith & Wollensky Restaurant Group, Inc.                              52,300            305,432
*# Smith Micro Software, Inc.                                           121,400            321,710
 * Smithway Motor Xpress Corp. Class A                                   35,000             41,650
 * Sola International, Inc.                                             193,200          3,786,720
 * Solutia, Inc.                                                        203,000            558,250
 * Somera Communications, Inc.                                           59,300             84,206
   Sonesta International Hotels Corp. Class A                               400              1,832
*# Sonic Foundry, Inc.                                                   73,700            162,140
 * Sonic Innovations, Inc.                                               38,420            234,362
 * Sonic Solutions                                                      108,950          2,055,887
 * SonicWALL, Inc.                                                      255,676          2,042,851
 * SonoSite, Inc.                                                        63,978          1,351,215
 * Sonus Pharmaceuticals, Inc.                                          101,800            520,198
 * Sorrento Networks Corp.                                               44,900            119,883
 * Sotheby's Holdings, Inc. Class A                                      58,700            680,920
   Sound Federal Bancorp, Inc.                                           13,341            224,796
 * SoundView Technology Group, Inc.                                      45,361            700,374
 * Source Information Management, Inc.                                   92,000            891,480
*# Source Media, Inc.                                                   154,600              1,237
 * Sourcecorp, Inc.                                                      70,200          1,717,092
   South Jersey Industries, Inc.                                         51,782          2,040,211
 * Southern Energy Homes, Inc.                                          124,125            328,931
   Southside Banchares, Inc.                                                105              1,803
 * Southwall Technologies, Inc.                                          79,100             68,817
   Southwest Bancorp, Inc.                                               70,200          1,232,010
   Southwest Water Co.                                                   82,003          1,302,208
 * Southwestern Energy Co.                                              115,700          2,361,437
 * Spacehab, Inc.                                                        94,200             96,084
   Span-American Medical System, Inc.                                    37,500            453,750
 * Spanish Broadcasting System, Inc.                                    152,493          1,532,555
   Spartan Motors, Inc.                                                  92,900            882,550
 * Spartan Stores, Inc.                                                  70,059            343,289
   Spartech Corp.                                                         5,500            121,000
 * Sparton Corp.                                                         80,813            883,289
 * Specialty Laboratories, Inc.                                         105,900          1,768,530
 * SpectraLink Corp.                                                    163,500          3,366,465
 * Spectranetics Corp.                                                  228,002            763,807
 * Spectrum Control, Inc.                                               120,100            855,232
 * SpectRx, Inc.                                                         58,600            125,990
 * Speizman Industries, Inc.                                             26,400             10,032
 * Spherion Corp.                                                       189,393          1,693,173
*# Spherix, Inc.                                                        103,300            717,935
 * Spiegel, Inc. Class A Non-Voting                                       9,100                796
 * Spire Corp.                                                          104,942            449,152
 * Sport Chalet, Inc.                                                    56,500            527,710
 * Sport Supply Group, Inc.                                              63,100            116,735
 * Sport-Haley, Inc.                                                     32,100            132,252
 * Sports Club Co., Inc.                                                142,200    $       284,400
 * SportsLine.Com, Inc.                                                  43,500             47,415
 * Sportsman's Guide, Inc.                                               43,300            775,027
 * SPS Technologies, Inc.                                                38,800          1,899,648
 * SPSS, Inc.                                                            76,789          1,487,403
*# SR Telecom, Inc.                                                         262              1,493
 * SRI/Surgical Express, Inc.                                            34,000            225,250
 * SRS Labs, Inc.                                                       121,100          1,253,385
   SS&C Technologies, Inc.                                               57,500          1,696,250
*# SSE Telecom, Inc.                                                      5,600                 14
   St. Francis Capital Corp.                                             85,100          2,962,331
 * Staar Surgical Co.                                                   134,775          1,481,312
 * Stamps.com, Inc.                                                     143,069            894,181
*# Standard Automotive Corp.                                             22,100                  2
   Standard Commercial Corp.                                            104,808          2,185,247
 * Standard Management Corp.                                             69,015            225,679
 * Standard Microsystems Corp.                                          118,800          3,183,840
   Standard Motor Products, Inc. Class A                                 62,700            630,135
   Standard Register Co.                                                105,700          1,678,516
   Standex International Corp.                                           41,100          1,120,797
   Stanley Furniture, Inc.                                               71,700          2,287,947
 * Star Buffet, Inc.                                                     16,400             66,830
 * Star Multi Care Service, Inc.                                          4,136                579
 * Star Struck, Ltd.                                                        500                400
 * Starcraft Corp.                                                       17,325            610,360
   Starrett (L.S.) Co. Class A                                           35,900            512,293
   StarTek, Inc.                                                         58,900          2,277,663
   State Financial Services Corp. Class A                                78,032          2,071,750
 * Steak n Shake Co.                                                    121,600          2,140,160
   Steel Technologies, Inc.                                              86,700          1,335,180
*# SteelCloud Co.                                                        75,500            385,805
 * Stein Mart, Inc.                                                     111,088            989,794
 * Steinway Musical Instruments, Inc.                                    80,700          1,928,730
 * Stellent, Inc.                                                        98,507            972,264
*# Stemcells, Inc.                                                       17,500             37,975
   Stepan Co.                                                            35,200            882,112
   Stephan Co.                                                           33,500            143,380
   Sterling Bancorp                                                     250,409          7,339,488
   Sterling Bancshares                                                  113,130          1,437,882
   Sterling Financial Corp.                                               1,625             45,711
 * Sterling Financial Corp.                                             119,973          4,032,293
   Stewart & Stevenson Services, Inc.                                   122,111          1,714,438
 * Stewart Enterprises, Inc.                                            176,463            824,082
 * Stewart Information Services Corp.                                    71,800          2,773,634
 * Stifel Financial Corp.                                                35,971            616,543
 * Stillwater Mining Co.                                                107,200            902,624
*# Stonepath Group, Inc.                                                102,700            271,128
 * Stoneridge, Inc.                                                     139,000          1,855,650
 * Storage Engine, Inc.                                                   1,150                385
 * StorageNetworks, Inc.                                                 56,400                  0
 * StorageNetworks, Inc. Escrow Shares                                   56,400              1,528
 * Stratasys, Inc.                                                       37,900          1,705,500
 * Strategic Diagnostics, Inc.                                          161,000            748,650
   Strategic Distribution, Inc.                                          27,770            416,828
 * Stratesec, Inc.                                                        6,400                 51
 * Stratex Networks, Inc.                                               358,200          1,275,192
 * Stratos International, Inc.                                           21,777            163,110
 * Strattec Security Corp.                                               40,900          2,433,550
 * Stratus Properties, Inc.                                              53,750            568,675
   Stride Rite Corp.                                                    176,800          2,045,576

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Sturm Ruger & Co., Inc.                                              119,400    $     1,376,682
*# Styleclick, Inc. Class A                                              66,500              1,330
 * Suburban Lodges of America, Inc. Escrow Shares                       127,500                  0
   Suffolk Bancorp                                                       68,400          2,482,852
 * Summa Industries, Inc.                                                31,800            279,840
 * Summit America Television, Inc.                                      196,784            708,422
   Summit Bancshares, Inc.                                               32,900            922,187
   Summit Bank Corp.                                                      5,600             90,244
 * Sun Bancorp, Inc.                                                    151,766          3,437,500
   Sun Hydraulics, Inc.                                                  12,600            101,052
 * Sunair Electronics, Inc.                                              33,700            215,680
 * Sundance Homes, Inc.                                                  50,000                325
 * SunLink Health Systems, Inc.                                          33,465             94,371
*# Sunrise Senior Living, Inc.                                           68,900          2,378,428
   Sunrise Telecom, Inc.                                                255,000            994,500
 * Suntron Corp.                                                         36,507            150,409
*# Superconductor Technologies, Inc.                                    252,670          1,874,811
*# Supergen, Inc.                                                       156,078          1,649,744
 * Superior Consultant Holdings Corp.                                    92,000            437,920
   Superior Uniform Group, Inc.                                          86,800          1,418,312
 * Supertex, Inc.                                                        94,300          1,635,162
 * SupportSoft, Inc.                                                    155,900          2,285,494
   Supreme Industries, Inc.                                              92,383            538,131
*# SureBeam Corp.                                                       159,606             42,296
   SureWest Communications                                                8,050            315,882
*# SurModics, Inc.                                                       50,900          1,077,553
 * Swift Energy Corp.                                                   120,600          1,711,314
 * Swisher International, Inc.                                            8,500              6,375
*# Switchboard, Inc.                                                     62,206            416,780
   SWS Group, Inc.                                                       62,149          1,169,023
 * Sykes Enterprises, Inc.                                              154,249          1,409,836
 * Sylvan, Inc.                                                          63,500            767,398
 * Symmetricom, Inc.                                                    378,352          2,661,328
 * Syms Corp.                                                           143,500            995,890
 * Symyx Technologies                                                   115,468          2,303,587
 * Synalloy Corp.                                                        87,258            597,717
 * Synaptics, Inc.                                                       77,533          1,059,876
 * Synovis Life Technologies, Inc.                                       88,200          2,267,622
 * Synplicity, Inc.                                                       9,100             66,339
 * Synthetech, Inc.                                                     132,000            212,520
 * Syntroleum Corp.                                                     124,107            485,258
   Sypris Solutions, Inc.                                                46,175            630,289
 * Systemax, Inc.                                                       119,600            867,100
 * Systems & Computer Technology Corp.                                  148,600          2,273,580
 * T-3 Energy Services, Inc.                                              9,270             53,581
 * T-Netix, Inc.                                                        105,800            407,224
*# Tag-It Pacific, Inc.                                                  68,300            344,915
 * Taitron Components, Inc.                                              15,500             36,425
 * TALK America Holdings, Inc.                                          116,157          1,306,766
   TALX Corp.                                                            65,412          1,713,794
   Tandy Brand Accessories, Inc.                                         56,877            853,155
 * Tarantella, Inc.                                                      18,840             18,181
*# Tarrant Apparel Group                                                 49,100            196,400
   Tasty Baking Co.                                                      81,000            684,450
   TB Woods Corp.                                                        26,200            206,980
 * TBA Entertainment Corp.                                               80,300             50,991
 * TBC Corp.                                                            183,900          5,448,957
 * TEAM America, Inc.                                                    10,400                104
 * Team, Inc.                                                            55,200            552,000
 * TeamStaff, Inc.                                                       16,600    $        36,686
   Tech/Ops Sevcon, Inc.                                                 60,800            351,728
   Teche Holding Co.                                                      2,700             97,808
 * Technical Communications Corp.                                         7,300             32,850
   Technology Research Corp.                                             44,600            687,732
 * Technology Solutions Corp.                                            76,500             89,505
 * TechTeam Global, Inc.                                                 99,500            671,625
*# Tegal Corp.                                                           41,000             97,580
*# TeleCommunication Systems, Inc.                                       92,500            490,250
 * Teledyne Technologies Inc.                                           141,100          2,424,098
 * Teletech Holdings, Inc.                                              138,702          1,393,955
 * Telik, Inc.                                                           32,106            648,862
 * Telular Corp.                                                        106,075            778,591
 * Temtex Industries, Inc.                                               34,100                273
 * TenFold Corp.                                                          1,700              3,621
   Tennant Co.                                                           36,000          1,552,320
 * Tenneco Automotive, Inc.                                             192,500          1,068,375
 * Terayon Communication Systems, Inc.                                  207,200          1,239,056
 * Terra Industries, Inc.                                               322,600          1,041,998
 * Tesoro Petroleum Corp.                                               264,900          3,358,932
 * Tessco Technologies, Inc.                                             56,000            857,360
 * Tetra Technologies, Inc.                                             193,200          4,327,680
   Texas Industries, Inc.                                                88,700          2,590,927
   TF Financial Corp.                                                    13,900            477,743
 * Thackeray Corp.                                                       69,700             73,185
 * The Banc Corp.                                                        42,908            374,158
 * The Beard Co.                                                         19,899              9,452
 * The Dress Barn, Inc.                                                 130,100          1,904,664
 * The Hallwood Group, Inc.                                               2,653             54,970
   The Marcus Corp.                                                      94,200          1,408,290
 * The Rowe Companies                                                   121,468            358,938
 * Theragenics Corp.                                                    150,200            737,482
 * Therasense, Inc.                                                      87,100          1,485,055
 * Thermwood Corp.                                                          920                520
 * TheStreet.com, Inc.                                                  231,400          1,057,498
 * Third Wave Technologies                                              164,656            708,021
   Thistle Group Holdings Co.                                            31,000            804,450
 * Thomas Group, Inc.                                                    35,100             38,610
   Thomas Industries, Inc.                                               19,000            598,880
 * THQ, Inc.                                                             21,500            345,935
 * Three-Five Systems, Inc.                                              94,400            503,152
 * Tickets.com, Inc.                                                        700                333
 * Tidel Technologies, Inc.                                              50,200             38,905
 * Tier Technologies, Inc. Class B                                      100,000            781,000
 * TII Network Technologies, Inc.                                        57,160            145,758
   Timberland Bancorp, Inc.                                              36,500            887,315
 * Timco Aviation Services, Inc.                                          8,568              3,856
 * Time Warner Telecom, Inc.                                             18,893            199,321
 * Tipperary Corp.                                                       76,000            208,240
   Titan International, Inc.                                             53,350            102,432
*# Titan Pharmaceuticals, Inc.                                          119,700            331,569
 * Titanium Metals Corp.                                                 16,190            769,025
 * TiVo, Inc.                                                           228,141          1,902,696
 * TLC Vision Corp.                                                     139,365            848,733
 * TMBR/Sharp Drilling, Inc.                                             38,200            678,814
   Todd Shipyards Corp.                                                  44,600            805,030
 * Todhunter International, Inc.                                         48,800            506,788
 * Tofutti Brands, Inc.                                                   4,000             12,000
 * Tollgrade Communications, Inc.                                        59,700          1,033,407
   Tompkins County Trustco, Inc.                                            473             22,822
 * Too, Inc.                                                             13,000            237,250

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Topps, Inc.                                                          178,355    $     1,879,862
 * Torch Offshore, Inc.                                                  90,900            474,498
 * Toreador Resources Corp.                                              41,700            120,930
 * Total Entertainment Restaurant Corp.                                  19,300            233,723
 * Tower Automotive, Inc.                                               247,700          1,127,035
   Track Data Corp.                                                       5,600              8,568
 * Tradestation Group, Inc.                                             211,400          1,889,916
   Traffix, Inc.                                                        155,500            777,500
 * Trailer Bridge, Inc.                                                  42,500            255,425
 * Trammell Crow Co.                                                    161,500          2,172,175
 * Trans World Entertainment Corp.                                      189,800          1,341,886
 * Transact Technologies, Inc.                                           54,800          1,279,580
 * Transaction Systems Architects, Inc.                                  99,400          1,956,192
 * TransAxis, Inc.                                                          440                 77
 * Transcat, Inc.                                                        42,500            141,950
 * Transgenomic, Inc.                                                    14,600             26,718
 * Transkaryotic Therapies, Inc.                                        154,437          2,006,137
   Trans-Lux Corp.                                                        7,545             47,156
 * Transmeta Corp.                                                       55,700            183,810
 * Transmontaigne Oil Co.                                               136,760            821,928
 * Transport Corp. of America                                            15,900            112,095
 * Transport Industries, Inc.                                             9,700             27,257
 * Transpro, Inc.                                                        38,900            131,482
 * Transtechnology Corp.                                                 94,400            659,856
 * TransTexas Gas Corp. Class A                                             395                  8
 * Travis Boats & Motors, Inc.                                           18,900             23,814
*# TRC Companies, Inc.                                                   80,250          1,621,853
   Tredegar Industries, Inc.                                             14,450            222,530
*# Trenwick Group, Ltd.                                                  12,662                317
 * Trestle Holdings Inc.                                                  3,440             18,920
 * Trex Co., Inc.                                                        64,600          2,386,970
 * Triad Guaranty, Inc.                                                  31,950          1,490,468
   Triarc Companies, Inc. Class A                                        52,800            590,832
   Trico Bancshares                                                      39,550          1,311,083
 * Trico Marine Services, Inc.                                          146,500            187,520
 * Trident Microsystems, Inc.                                           142,400          3,747,968
 * Trimedyne, Inc.                                                       31,500             33,390
*# Trimeris, Inc.                                                        23,308            532,122
 * TriPath Imaging, Inc.                                                254,653          2,322,435
 * Tripos, Inc.                                                          47,600            328,916
 * Triquint Semiconductor, Inc.                                          53,666            433,621
 * Tristar Corp.                                                          3,300                 13
 * Triton PCS Holdings, Inc.                                            217,300          1,216,880
 * Triumph Group                                                         65,400          2,131,386
 * TriZetto Group, Inc.                                                 218,700          1,410,615
 * TRM Corp.                                                             59,300            410,949
 * Tropical Sportswear International Corp.                               19,060             79,861
 * Trover Solutions, Inc.                                               105,300            729,203
   Troy Financial Corp.                                                     315             11,104
 * Troy Group, Inc.                                                      13,600             41,072
 * Trump Hotels & Casino Resorts, Inc.                                   80,000            126,400
   Trust Co. of New Jersey                                               20,200            690,840
   TSR, Inc.                                                            100,900            687,129
 * TTM Technologies, Inc.                                               188,141          3,179,583
 * Tufco Technologies, Inc.                                               1,300              8,047
 * Tularik, Inc.                                                        192,843          2,888,788
 * Tumbleweed Communications Corp.                                      177,387          1,474,086
*# TurboChef Technologies, Inc.                                         143,900            446,090
 * Turnstone Systems, Inc.                                              134,441            388,534
 * Tut Systems, Inc.                                                     75,950            380,510
 * Tweeter Home Entertainment Group, Inc.                               104,625    $       874,665
   Twin Disc, Inc.                                                       41,200            739,746
 * Twinlab Corp.                                                         83,400              1,668
 * Tyler Technologies, Inc.                                             395,450          3,321,780
 * U.S. Concrete, Inc.                                                   71,300            420,599
*# U.S. Diagnostic, Inc.                                                 26,100                  3
 * U.S. Home & Garden, Inc.                                             133,700             73,535
 * U.S. Physical Therapy, Inc.                                           53,500            787,520
 * U.S. Plastic Lumber Corp.                                             13,900              3,197
 * U.S. Xpress Enterprises, Inc. Class A                                101,600          1,356,360
 * Ubics, Inc.                                                           20,100              3,116
 * UFP Technologies, Inc.                                                11,800             24,662
 * UICI                                                                   4,000             55,240
   UIL Holdings Corp.                                                    49,611          1,984,936
 * Ulticom, Inc.                                                        184,900          2,000,618
 * Ultimate Electronics, Inc.                                            75,200            620,400
 * Ultimate Software Group, Inc.                                        102,300            918,654
 * Ultradata Systems, Inc.                                               13,600              2,312
 * Ultralife Batteries, Inc.                                            101,400          1,417,572
 * Ultratech Stepper, Inc.                                               98,800          2,993,640
   Umpqua Holdings Corp.                                                 84,497          1,816,686
 * Unico American Corp.                                                 114,600            605,661
 * Unifi, Inc.                                                          247,500          1,269,675
   Unifirst Corp.                                                        88,400          2,053,532
 * Uni-Marts, Inc.                                                       64,600            103,037
   Union Community Bancorp                                                3,000             51,825
 * Uniroyal Technology Corp.                                             60,000                  6
   Unisource Energy Corp.                                                24,800            608,344
   United Capital Corp.                                                  90,108          1,801,259
   United Community Financial Corp.                                      74,035            830,673
   United Financial Corp.                                                 2,640             67,452
   United Fire & Casualty Co.                                            11,300            452,000
   United Guardian, Inc.                                                 36,820            301,924
   United Industrial Corp.                                              127,700          2,177,285
   United National Bancorp                                               71,294          2,548,048
 * United Natural Foods, Inc.                                            77,000          2,956,030
 * United PanAm Financial Corp.                                             600             10,920
 * United Retail Group, Inc.                                            118,600            379,520
 * United Road Services, Inc.                                               710                121
   United Security Bancshares                                             6,500            172,250
 * United Therapeutics Corp.                                             93,382          1,757,449
   Unitil Corp.                                                          39,500            985,525
   Unity Bancorp, Inc.                                                   15,225            180,569
 * Universal Access Global Holdings, Inc.                                 7,055             28,220
 * Universal American Financial Corp.                                   235,000          2,446,350
 * Universal Compression Holdings, Inc.                                   2,500             58,625
 * Universal Display Corp.                                              105,408          1,564,255
 * Universal Electronics, Inc.                                           97,200          1,326,683
   Universal Forest Products, Inc.                                       78,300          2,383,452
 * Universal Stainless & Alloy Products, Inc.                            55,300            466,179
   Unizan Financial Corp.                                                97,355          2,093,133
 * Unova, Inc.                                                           31,300            748,696
 * UQM Technologies, Inc.                                               172,400            620,640
 * Urologix, Inc.                                                        97,600            552,416
 * URS Corp.                                                             80,800          1,842,240
 * US Energy Corp.                                                       71,870            196,205
 * US LEC Corp.                                                          32,600            188,754
 * US Liquids, Inc.                                                      46,900             11,256
 * USA Truck, Inc.                                                       53,200            573,496

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# USAir Group, Inc.                                                    143,600    $        11,703
*# USANA, Inc.                                                           88,200          2,983,806
   USB Holding Co., Inc.                                                  1,617             31,370
*# USDATA Corp.                                                          24,040                962
   Usec, Inc.                                                           139,700          1,051,941
 * Utah Medical, Inc.                                                    56,800          1,288,508
*# V.I. Technologies, Inc.                                               30,400             20,672
 * VA Software Corp.                                                    150,900            633,780
 * Vail Resorts, Inc.                                                    72,915          1,110,495
*# Valence Technology, Inc.                                              67,400            242,640
 * Valley National Gases, Inc.                                           10,200             64,719
   Valmont Industries, Inc.                                              56,620          1,285,274
 * Valpey Fisher Corp.                                                   35,700            112,812
 * ValueClick, Inc.                                                     140,700          1,174,845
 * Valuevision Media, Inc. Class A                                      154,440          2,393,820
 * Vans, Inc.                                                            92,300          1,181,440
 * Variflex, Inc.                                                        48,100            298,701
 * Vascular Solutions, Inc.                                               6,000             37,560
 * Vastera, Inc.                                                        264,472          1,031,441
*# Vaxgen, Inc.                                                          90,100            749,632
#  Vector Group, Ltd.                                                   144,270          2,452,590
 * Veeco Instruments, Inc.                                               97,300          2,870,350
 * Ventana Medical Systems, Inc.                                         67,400          2,539,632
 * Venture Catalyst, Inc.                                                31,700             12,680
 * Verilink Corp.                                                       125,900            989,574
 * Veritas DGC, Inc.                                                    141,700          1,276,717
 * Verity, Inc.                                                         157,500          2,261,700
 * Vermont Pure Holdings, Ltd.                                           20,600             64,684
*# Versant Corp.                                                         20,900             35,112
 * Versar, Inc.                                                          54,200            165,310
 * Verso Technologies, Inc.                                             141,566            545,029
 * Verticalbuyer Inc.                                                    15,785                182
   Vesta Insurance Group, Inc.                                          164,200            577,984
 * Vestin Group, Inc.                                                       300                600
 * Vialta, Inc.                                                           5,121              3,124
 * Viasat, Inc.                                                         115,100          2,448,177
 * Vical, Inc.                                                           78,067            391,896
 * Vicon Industries, Inc.                                                44,450            184,023
 * Vicor Corp.                                                          135,300          1,555,950
 * Video Display Corp.                                                   49,740            606,828
*# Viewpoint Corp.                                                        9,600              7,584
 * Vignette Corp.                                                         5,100             11,781
*# Viisage Technology, Inc.                                              90,400            348,040
 * Virage Logic Corp.                                                    92,600            964,892
 * Virbac Corp.                                                          29,500            172,575
   Virco Manufacturing Corp.                                            155,131            885,798
 * Virginia Commerce Bancorp, Inc.                                          200              6,400
 * Virologic, Inc.                                                      102,900            291,207
*# ViroPharma, Inc.                                                     114,250            317,615
 * Virtualfund.Com, Inc.                                                149,420              1,644
 * Vision Sciences, Inc.                                                 23,250             41,153
 * Vista Medical Technologies, Inc.                                      23,750             42,275
 * Visual Networks, Inc.                                                 64,100            106,406
   Vital Signs, Inc.                                                     91,700          3,010,511
 * VitalWorks, Inc.                                                     315,800          1,575,842
*# Vitech America, Inc.                                                  99,280                258
 * Vitesse Semiconductor, Inc.                                            7,970             58,181
 * Vitria Technology, Inc.                                               46,915            266,477
 * Vivus, Inc.                                                          267,900            969,798
 * Vl Dissolution Corp.                                                  12,426              9,195
 * Vodavi Technology, Inc.                                               26,400            230,472
 * Volt Information Sciences, Inc.                                      127,204    $     2,594,962
   Vulcan International Corp.                                             8,251            342,004
 * Vyyo, Inc.                                                            50,100            351,702
 * W-H Energy Services, Inc.                                            185,300          2,760,970
 * Wabash National Corp.                                                110,940          3,087,460
   Wabtec Corp.                                                          21,000            328,650
 * Wackenhut Corrections Corp.                                           93,500          2,024,275
   Wainwright Bank & Trust Co.                                              266              3,337
   Walter Industries, Inc.                                              184,000          2,252,160
   Warwick Community Bancorp, Inc.                                       20,600            622,120
   Washington Banking Co.                                                12,210            201,465
   Washington Savings Bank FSB                                           43,368            418,501
   Washington Trust Bancorp, Inc.                                        40,003          1,104,883
   Waste Industries USA, Inc.                                            67,900            620,946
 * WatchGuard Technologoes, Inc.                                        144,600            897,966
 * Water Pik Technologies, Inc.                                          20,200            256,540
 * Waterlink, Inc.                                                      164,700              9,059
   Waters Instruments, Inc.                                                 750              5,363
   Watsco, Inc. Class A                                                 105,300          2,447,172
   Watts Water Technologies, Inc.                                        82,200          1,685,100
   Wausau-Mosinee Paper Corp.                                            20,400            250,920
 * Waxman Industries, Inc. Class B                                          975              6,143
   Waypoint Financial Corp.                                               1,736             37,272
   WD-40 Co.                                                             72,900          2,609,820
 * Webco Industries, Inc.                                                37,500            127,500
 * WebEx Communications, Inc.                                            10,225            202,046
 * Webhire, Inc.                                                         44,160             30,912
 * webMethods, Inc.                                                     228,900          2,231,775
 * Websense, Inc.                                                        96,700          2,619,603
 * Weider Nutrition International, Inc.                                  70,700            336,532
   Wellco Enterprises, Inc.                                              10,600            112,890
   Wellman, Inc.                                                        250,200          2,176,740
 * Wells-Gardner Electronics Corp.                                       48,070            174,013
   Wesbanco, Inc.                                                        86,516          2,406,875
 * WESCO International, Inc.                                             13,850            123,958
   West Coast Bancorp                                                   104,787          2,278,069
 * West Marine, Inc.                                                    145,400          3,665,534
   West Pharmaceutical Services, Inc.                                    63,600          2,162,400
 * Westaff, Inc.                                                        142,750            292,638
   Westbank Corp.                                                         9,870            181,608
 * Westcoast Hospitality Corp.                                          118,900            582,610
 * Westell Technologies, Inc.                                           201,980          1,494,652
 * Westerbeke Corp.                                                      20,000             58,800
   Western Ohio Financial Corp.                                           9,300            299,181
 * Western Power & Equipment Corp.                                       18,448              7,195
 * Western Sierra Bancorp                                                 1,155             50,416
 * Western Water Co.                                                      2,300                322
 * Westmoreland Coal Co.                                                  2,400             33,576
   Westwood Holdings Group, Inc.                                          6,037            103,142
 * Wet Seal, Inc. Class A                                               111,330          1,143,359
   Weyco Group, Inc.                                                      3,300            107,250
 * White Electronics Designs Corp.                                      154,256          1,590,379
 * Whitehall Jewelers, Inc.                                             155,400          1,648,794
*# WHX Corp.                                                             34,433             77,819
 * Wickes, Inc.                                                          37,100             19,663
 * Wild Oats Markets, Inc.                                              132,200          1,499,148
*# William Lyon Homes, Inc.                                              75,800          4,919,420
 * Williams Industries, Inc.                                              5,800             20,416
 * Willis Lease Finance Corp.                                            67,300            454,275
   Willow Grove Bancorp, Inc.                                            31,084            525,320
 * Wilshire Financial Services Group, Inc.                                1,002              5,551

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Wilshire Oil Co. of Texas                                            130,575    $       843,515
 * Wilsons The Leather Experts, Inc.                                     90,260            560,515
 * Wind River Systems, Inc.                                             198,442          1,291,857
 * Winmark Corp.                                                         51,900            953,403
   Wintrust Financial Corp.                                              44,050          1,973,000
 * Wireless Facilities, Inc.                                            188,500          2,738,905
   Wireless Telecom Group, Inc.                                         194,700            572,418
 * Wireless WebConnect!, Inc.                                            80,807                210
 * Wiser Oil Co.                                                         84,000            592,200
 * Witness Systems, Inc.                                                171,300          1,539,987
 * WJ Communications, Inc.                                              175,900            833,766
 * WMS Industries, Inc.                                                 123,000          3,284,100
 * Wolverine Tube, Inc.                                                  97,900            514,954
*# Women First HealthCare, Inc.                                           4,500              7,065
   Woodhead Industries, Inc.                                            174,650          2,965,557
   Woodward Governor Co.                                                 48,159          2,402,171
 * Workflow Management, Inc.                                            131,600            652,736
 * World Acceptance Corp.                                               180,400          3,485,328
   World Fuel Services Corp.                                             92,300          2,762,539
 * WorldGate Communications, Inc.                                        24,000             24,480
 * Worldwide Restaurant Concepts, Inc.                                  246,324            719,266
   WSFS Financial Corp.                                                  12,200            526,064
   X-Rite, Inc.                                                         173,100          1,981,995
 * Xanser Corp.                                                         303,900            711,126
 * Xeta Corp.                                                            85,400            520,940
 * Xicor, Inc.                                                          209,650          2,735,933
   Yardville National Bancorp                                            56,267          1,288,514
 * Young Broadcasting, Inc. Class A                                      76,300          1,514,555
 * Zapata Corp.                                                          13,360            704,740
 * Zevex International, Inc.                                             26,500            106,000
   Ziegler Co., Inc.                                                      4,200             58,380
 * Zila, Inc.                                                           145,202            577,904
*# Zix Corp.                                                            122,975          1,077,261
 * Zoll Medical Corp.                                                    39,000          1,327,950
 * Zoltek Companies, Inc.                                               130,900            569,415
 * Zomax, Inc.                                                          127,292            684,831
*# Zonagen, Inc.                                                         73,500            138,915
 * Zones, Inc.                                                          147,800            184,750
 * Zoran Corp.                                                           67,019          1,230,469
 * Zygo Corp.                                                            78,100          1,269,906
 * Zymetx, Inc.                                                          35,300              3,442
                                                                                   ---------------
TOTAL COMMON STOCKS
   (Cost $1,833,979,680)                                                             2,590,806,107
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                      205                  0
 * American Banknote Corp. Warrants
     Series 2 10/10/07                                                      205                  0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                               817                106
*# Angeion Corp. Warrants 10/31/07                                        1,294                  0
 * Chart Industries, Inc.
     Warrants 09/15/10                                                      159                660
 * Chiquita Brands International, Inc.
      Warrants 03/19/09                                                     546              3,440
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                    4,265              1,919
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                    1,010                  0
 * Imperial Sugar Co. Warrants 08/29/08                                   2,543    $         3,357
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                             1,813                553
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                             5,601              1,764
 * Magnum Hunter Resources Warrants
     03/21/05                                                            42,340             16,513
*# OSI Pharmaceutical, Inc. Rights                                        4,500                  0
 * PMR Corp. Contingent Value Rights
     08/05/04                                                            61,200                 61
*# Timco Aviation Services Warrants
     02/27/07                                                            17,520                  2
                                                                                   ---------------
 TOTAL RIGHTS/WARRANTS
   (Cost $10,197)                                                                           28,375
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                ---------------
                                                                     (000)
BONDS-- (0.0%)
Del Global Technologies Corp.
   Subordinated Promissory Note
   *6.000%, 03/28/07                                            $             9                  0
Timco Aviation Services, Inc.
   Jr Subordinated Note
     *8.000%, 01/02/07                                                        1                  0
                                                                                   ---------------
TOTAL BONDS
   (Cost $0)                                                                                     0
                                                                                   ---------------
TEMPORARY CASH INVESTMENTS -- (5.3%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 0.82%, 12/01/03
     (Collateralized by $29,149,000 FMC
     Discount Notes 1.11%, 03/25/04,
     valued at $29,039,691) to be
     repurchased at $28,611,955
     (Cost $28,610,000)                                                  28,610         28,610,000
   Repurchase agreements in a Pooled
     Cash Account, UBS Warburg and
     Deutsche Bank Securities Inc.,
     1.01% and 1.02% respectively,
     12/01/03 (Collateralized by
     $94,423,000 U.S. Treasury
     Obligations, rates ranging from
     5.50% to 8.875%, maturities
     ranging from 08/15/04 to 05/15/30,
     valued at $116,817,879) to be
     repurchased at $113,834,614
     (Cost $113,824,982)^                                               113,825        113,824,982
                                                                                   ---------------
TOTAL TEMPORARY
   CASH INVESTMENTS
   (Cost $142,434,982)                                                                 142,434,982
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,976,424,859)++                                                         $ 2,733,269,464
                                                                                   ===============


----------
+    See Note B to Financial Statements.
 *   Non-Income Producing Securities
#    Total or Partial Securities on Loan
^    Security purchased with cash proceeds from securities on loan
++   The cost for federal income tax purposes is $1,977,670,612

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
UNITED KINGDOM -- (23.5%)
COMMON STOCKS -- (23.5%)
 * AWG P.L.C.                                                            76,018    $       694,888
   Abbey National P.L.C.                                                638,077          5,857,416
   Aggregate Industries P.L.C.                                        1,901,448          2,787,879
   Alliance & Leicester P.L.C.                                          348,000          5,278,894
   Allied Domecq P.L.C.                                                 621,994          4,396,663
   Amvescap P.L.C.                                                       94,600            670,322
   Antofagasta P.L.C.                                                   256,000          4,204,733
   Arriva P.L.C.                                                        231,050          1,527,909
   Associated British Foods P.L.C.                                      822,096          8,030,933
   Associated British Ports Holdings
     P.L.C.                                                             378,800          2,788,360
   Aviva P.L.C.                                                       2,507,905         19,970,419
   BAA P.L.C.                                                         1,531,868         12,448,536
   BAE Systems P.L.C.                                                 1,792,722          5,372,555
   BBA Group P.L.C.                                                     660,391          2,706,009
   BG Group P.L.C.                                                    1,408,548          6,631,639
   BOC Group P.L.C.                                                      80,757          1,125,715
   BPB P.L.C.                                                           458,500          2,714,616
   Barratt Developments P.L.C.                                          253,000          2,129,945
   Bellway P.L.C.                                                        38,000            444,414
   Berkeley Group P.L.C.                                                228,802          3,155,944
   Bovis Homes Group P.L.C.                                             113,000            846,373
   Brambles Industries P.L.C.                                           272,000            816,318
 * Britannic P.L.C.                                                     191,300            875,169
 * British Airways P.L.C.                                             1,839,331          7,212,567
   British Land Co. P.L.C.                                              851,943          8,121,034
   British Vita P.L.C.                                                  196,700            879,575
   Brixton P.L.C.                                                       346,685          1,496,594
   Cable and Wireless P.L.C.                                          3,315,616          7,555,709
 * Canary Wharf Group P.L.C.                                            847,200          3,518,829
   Carnival P.L.C.                                                      155,511          5,456,151
   Chelsfield P.L.C.                                                    484,167          2,631,343
 * Colt Telecom Group P.L.C.                                          2,561,000          4,305,479
 * Corus Group P.L.C.                                                 4,456,227          2,510,000
   Debenhams P.L.C.                                                     359,044          2,896,114
 * Dimension Data Holdings P.L.C.                                     1,006,000            640,169
   Dixons Group P.L.C.                                                  330,000            774,715
 * Easyjet P.L.C.                                                       294,025          1,410,859
   FKI P.L.C.                                                           558,000          1,055,655
   Friends Provident P.L.C.                                           1,547,456          3,439,885
   Galen Holdings P.L.C.                                                319,000          4,005,057
   Granada Compass P.L.C.                                             1,541,178          3,260,266
   Great Portland Estates P.L.C.                                        185,533            772,203
   Great Universal Stores P.L.C.                                        258,182          3,362,485
   Greene King P.L.C.                                                   104,000          1,496,216
   HBOS P.L.C.                                                           14,137            177,491
   Hammerson P.L.C.                                                     468,800          5,006,962
   Hanson P.L.C.                                                        867,138          6,047,477
   Hilton Group P.L.C.                                                2,579,517          9,383,047
   IMI P.L.C.                                                            24,000            140,651
   Intercontinental Hotels Group P.L.C.                                 893,279          8,253,890
 * International Power P.L.C.                                         1,898,700          3,706,358
   Johnson Matthey P.L.C.                                                42,871            743,961
   Kelda Group P.L.C.                                                   161,510          1,252,075
   Kesa Electricals P.L.C.                                                9,781             41,214
 # Kingfisher P.L.C.                                                    467,786          2,218,492
   Land Securities Group P.L.C.                                          13,000    $       214,639
   Liberty International P.L.C.                                         444,297          5,012,707
   Logicacmg P.L.C.                                                     586,400          2,768,416
   London Merchant Securities P.L.C.                                    114,409            320,732
   MFI Furniture Group P.L.C.                                            66,600            161,506
 * MM02 P.L.C.                                                        7,543,300          9,762,544
   Marks & Spencer Group P.L.C.                                       1,178,695          5,443,031
   Mersey Docks & Harbour Co. P.L.C.                                     79,870            871,586
   Millennium and Copthorne Hotels
     P.L.C.                                                             486,549          2,566,884
*# Mitchells & Butlers P.L.C.                                           893,279          3,579,630
 # National Grid Group P.L.C.                                           695,948          4,703,969
   Novar P.L.C.                                                         571,338          1,257,761
   Pearson P.L.C.                                                       231,855          2,583,965
   Peninsular & Oriental Steam
   Navigation P.L.C.                                                  1,057,274          4,455,011
   Pennon Group P.L.C.                                                   55,412            624,224
   Persimmon P.L.C.                                                     190,000          1,522,771
   Pilkington P.L.C.                                                  2,142,972          3,298,638
   Pillar Property P.L.C.                                               106,000            929,761
   RMC Group P.L.C.                                                     401,000          4,224,211
   Rexam P.L.C.                                                         562,252          4,158,097
   Rio Tinto P.L.C.                                                      82,026          1,959,516
   Rolls Royce Group P.L.C.                                           2,732,720          8,377,603
   Royal & Sun Alliance Insurance
     Group P.L.C.                                                     4,961,392          7,231,666
   Royal Bank of Scotland Group
     P.L.C.                                                             212,693          5,936,997
   Safeway P.L.C.                                                     1,565,599          7,552,809
   Sainsbury (J.) P.L.C.                                              2,824,654         14,586,241
   Scottish & Newcastle P.L.C.                                          828,188          5,227,453
   Scottish Power P.L.C.                                                789,816          4,883,373
   Severn Trent P.L.C.                                                  210,597          2,616,888
 * Shire Pharmaceuticals Group
     P.L.C.                                                             453,000          3,739,681
   Slough Estates P.L.C.                                                706,900          5,118,411
   Smith (David S.) Holdings P.L.C.                                     328,000            889,894
   Smith (W.H.) P.L.C.                                                  299,537          1,682,011
   Somerfield P.L.C.                                                    475,911          1,021,084
   Stagecoach Group P.L.C.                                            1,557,000          2,169,046
   Tate & Lyle P.L.C.                                                   520,200          2,862,961
   Taylor Woodrow P.L.C.                                                973,675          4,002,276
   Tesco P.L.C.                                                       1,547,445          6,620,235
   Trinity Mirror P.L.C.                                                495,640          4,560,529
   United Business Media P.L.C.                                         237,262          2,045,397
   United Utilities P.L.C.                                              265,595          2,258,818
   Vodafone Group P.L.C.                                             13,775,846         31,629,670
   Westbury P.L.C.                                                       34,000            223,084
   Whitbread P.L.C.                                                     507,066          6,292,105
   Wilson Bowden P.L.C.                                                  96,900          1,624,888
   Wimpey (George) P.L.C.                                               437,880          2,568,057
   Wolseley P.L.C.                                                      518,749          6,642,279
   Wolverhampton & Dudley Breweries
     P.L.C.                                                              70,000            905,940
   Woolworths Group P.L.C.                                            1,040,174            773,726
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $343,702,143)                                                                 403,710,893
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
INVESTMENT IN CURRENCY -- (0.0%)
*British Pound Sterling
   (Cost $1)                                                                       $             1
                                                                                   ---------------
 TOTAL -- UNITED KINGDOM
   (Cost $343,702,144)                                                                 403,710,894
                                                                                   ---------------
 JAPAN -- (19.7%)
 COMMON STOCKS -- (19.7%)
   AIOI Insurance Co., Ltd.                                             928,735          3,146,099
   Acom Co., Ltd.                                                        14,600            589,226
 # Aichi Steel Corp.                                                    104,000            409,277
 # Aisin Seiki Co., Ltd.                                                152,100          2,249,836
   Akita Bank, Ltd.                                                      53,000            205,670
   Amada Co., Ltd.                                                      376,000          1,847,042
*# Anritsu Corp.                                                         67,000            457,597
   Aoyama Trading Co., Ltd.                                              47,700            910,272
   Asahi Breweries, Ltd.                                                173,000          1,434,295
   Asahi Kasei Corp.                                                    289,000          1,380,086
   Asatsu-Dk, Inc.                                                       24,800            591,015
   Autobacs Seven Co., Ltd.                                              19,800            427,566
 # Awa Bank, Ltd.                                                       196,600          1,147,073
 # Bank of Fukuoka, Ltd.                                                333,000          1,368,243
 # Bank of Kyoto, Ltd.                                                  347,400          1,868,322
   Bank of Nagoya, Ltd.                                                 185,000            886,824
   Benesse Corp.                                                          6,500            142,440
   Canon Sales Co., Inc.                                                124,900          1,037,792
   Chiba Bank, Ltd.                                                     941,000          3,823,458
   Chudenko Corp.                                                        34,200            469,032
   Chugoku Bank, Ltd.                                                   238,800          2,112,831
   Citizen Watch Co., Ltd.                                              318,000          2,581,282
   Coca-Cola West Japan Co., Ltd.                                        43,600            775,102
   Comsys Holdings Corp.                                                 31,000            160,491
   Cosmo Oil Co., Ltd.                                                  764,000          1,430,059
   Dai Nippon Ink & Chemicals, Inc.                                     417,000            772,927
   Dai Nippon Pharmaceutical Co., Ltd.                                   88,000            570,490
   Dai Nippon Printing Co., Ltd.                                        144,000          1,985,391
 # Daicel Chemical Industries, Ltd.                                     485,000          2,006,072
   Daido Steel Co., Ltd.                                                228,000            393,462
   Daihatsu Motor Co., Ltd.                                             224,000            906,063
   Daishi Bank, Ltd.                                                    355,000          1,380,844
   Daiwa House Industry Co., Ltd.                                       663,000          6,295,838
   Denso Corp.                                                           22,500            420,129
   Ebara Corp.                                                          157,000            609,250
 # Ezaki Glico Co., Ltd.                                                174,600          1,111,178
   Fuji Electric Co., Ltd.                                              391,780            844,230
   Fuji Fire & Marine Insurance Co., Ltd.                               236,000            586,121
   Fuji Heavy Industries                                                393,000          1,862,372
   Fuji Photo Film Co., Ltd.                                            355,000         10,048,395
   Fujikura, Ltd.                                                       241,000          1,348,914
 * Fujitsu, Ltd.                                                        286,000          1,574,672
   Fukui Bank, Ltd.                                                     343,000          1,475,101
 # Fukuyama Transporting Co., Ltd.                                      266,000            905,935
 # Furukawa Electric Co., Ltd.                                          344,000          1,146,457
   Futaba Corp.                                                          16,000            349,160
   Futaba Industrial Co., Ltd.                                           36,000            443,097
   Glory, Ltd.                                                           17,000            524,653
   Gunma Bank, Ltd.                                                     270,000          1,166,089
   Gunze, Ltd.                                                          123,000            517,741
 # Hachijuni Bank, Ltd.                                                 287,000          1,373,156
*# Hankyu Corp.                                                         174,000            487,747
 # Hanshin Electric Railway Co., Ltd.                                   180,000    $       494,704
   Heiwa Corp.                                                           60,800            842,717
 # Higo Bank, Ltd.                                                      308,000          1,864,536
   Hitachi Cable, Ltd.                                                  196,000            690,796
   Hitachi Maxell, Ltd.                                                  96,000          1,248,211
 # Hitachi Metals, Ltd.                                                 360,000          1,097,882
   Hitachi, Ltd.                                                      3,734,000         21,990,782
 # Hokkoku Bank, Ltd.                                                   170,000            853,725
   Hokuetsu Paper Mills, Ltd.                                           162,000            831,300
 * Hokugin Financial Group, Inc.                                        414,000            631,282
   House Foods Corp.                                                    117,000          1,248,841
 # Hyakugo Bank, Ltd.                                                   258,000          1,192,002
 # Hyakujishi Bank, Ltd.                                                314,000          2,310,848
   Ishikawajima-Harima Heavy Industries
     Co., Ltd.                                                          683,000            823,192
   Itochu Corp.                                                         120,000            360,482
   Iyo Bank, Ltd.                                                       170,000          1,154,858
   JFE Holdings, Inc.                                                    56,300          1,318,568
   Japan Airport Terminal Co., Ltd.                                      33,000            241,052
   Joyo Bank, Ltd.                                                      455,000          1,404,219
 # Juroku Bank, Ltd.                                                    349,000          1,625,183
 # Kagoshima Bank, Ltd.                                                 110,000            587,564
   Kamigumi Co., Ltd.                                                   357,000          2,301,334
   Kansai Paint Co., Ltd., Osaka                                        131,000            538,258
   Katokichi Co., Ltd.                                                   26,300            416,881
 # Kawasaki Heavy Industries, Ltd.                                      694,000            754,072
   Kikkoman Corp.                                                       259,000          1,714,527
   Kinden Corp.                                                         139,000            613,011
   Kirin Brewery Co., Ltd.                                              437,000          3,491,372
   Kissei Pharmaceutical Co., Ltd.                                       41,000            750,594
 * Kobe Steel, Ltd.                                                   2,632,000          3,028,050
   Koito Manufacturing Co., Ltd.                                         79,000            471,028
   Kokuyo Co., Ltd.                                                      67,700            730,038
   Komatsu, Ltd.                                                      1,279,000          7,287,218
   Komori Corp.                                                          39,000            473,612
 # Koyo Seiko Co.                                                       198,000          1,835,008
   Kubota Corp.                                                         140,000            511,322
   Kuraray Co., Ltd.                                                    184,000          1,370,928
 # Kuraya Sanseido, Inc.                                                 68,500            582,300
 # Makita Corp.                                                         209,000          1,915,961
 # Marubeni Corp.                                                     1,942,000          3,191,746
   Marui Co., Ltd.                                                      177,000          2,173,713
 # Maruichi Steel Tube, Ltd.                                            117,000          1,348,192
   Matsushita Electric Industrial Co., Ltd.                           1,977,135         25,472,407
   Matsushita Electric Works, Ltd.                                      385,000          2,773,603
   Meiji Seika Kaisha, Ltd. Tokyo                                       202,000            754,365
 # Michinoku Bank, Ltd.                                                 187,000          1,084,231
   Millea Holdings, Inc.                                                     46            504,237
   Mitsubishi Corp.                                                      40,000            367,056
 # Mitsubishi Gas Chemical Co., Inc.                                    239,000            713,596
   Mitsubishi Heavy Industries, Ltd.                                  1,743,000          4,647,152
   Mitsubishi Logistics Corp.                                            81,000            635,309
*# Mitsubishi Materials Corp.                                           975,000          1,406,593
   Mitsui Chemicals, Inc.                                               116,800            622,820
   Mitsui Engineering and Shipbuilding
     Co., Ltd.                                                          399,000            506,401
   Mitsui Trust Holdings                                                641,000          3,119,550
   Mitsumi Electric Co., Ltd.                                            17,000            163,605
 * Mizuho Holdings, Inc.                                                  1,192          3,112,784
   NGK Insulators, Ltd.                                                  93,000            596,110

                                                                         SHARES             VALUE+
                                                                         ------             ------
   NGK Spark Plug Co., Ltd.                                             120,000    $       989,408
   NSK, Ltd.                                                            265,000            924,306
   Nagase & Co., Ltd.                                                    72,000            466,764
   Namco, Ltd.                                                            5,500            139,107
   Nanto Bank, Ltd.                                                     317,000          1,256,191
   Nichicon Corp.                                                        42,600            426,311
   Nichirei Corp.                                                       149,000            450,320
   Nihon Unisys, Ltd.                                                    52,700            371,960
   Nippon Broadcasting System, Inc.                                      17,200            785,245
 # Nippon Electric Glass Co., Ltd.                                       72,000          1,347,699
   Nippon Kayaku Co., Ltd.                                               95,000            456,264
   Nippon Meat Packers, Inc., Osaka                                     120,000          1,159,241
   Nippon Mining Holdings, Inc.                                         370,000          1,168,919
   Nippon Mitsubishi Oil Corp.                                        1,871,050          9,242,497
   Nippon Paint Co., Ltd.                                               127,000            396,585
   Nippon Sanso Corp.                                                    30,000            118,608
   Nippon Sheet Glass Co., Ltd.                                         233,000            604,200
   Nippon Shokubai Co., Ltd.                                            163,000          1,163,861
 * Nippon Television Network Corp.                                        4,190            622,838
   Nipponkoa Insurance Co., Ltd.                                         45,000            213,660
 # Nishimatsu Construction Co., Ltd.                                    364,000          1,203,141
   Nishi-Nippon Bank, Ltd.                                              156,540            330,175
   Nissay Dowa General Insurance
     Co., Ltd.                                                          383,000          1,605,159
   Nisshin Seifun Group, Inc.                                           123,000            990,559
 # Nisshin Steel Co., Ltd.                                              523,000            859,569
   Nisshinbo Industries, Inc.                                           305,000          1,506,620
   Obayashi Corp.                                                       520,000          1,989,409
   Ogaki Kyoritsu Bank, Ltd.                                             50,000            306,793
   Oji Paper Co., Ltd.                                                  275,000          1,604,502
   Okumura Corp.                                                        120,000            470,051
   Onward Kashiyama Co., Ltd.                                            83,000            910,181
   PanaHome Corp.                                                        88,000            402,557
   Pioneer Electronic Corp.                                              60,000          1,533,967
   Promise Co., Ltd.                                                     60,500          2,574,233
 * Resona Holdings, Inc.                                              1,873,000          2,342,961
   SFCG Co., Ltd.                                                         5,980            687,984
   San In Godo Bank, Ltd.                                                92,000            681,264
   Santen Pharmaceutical Co., Ltd.                                       44,000            517,056
   Sanwa Shutter Corp.                                                  101,000            514,591
   Sanyo Shinpan Finance Co., Ltd.                                       19,800            578,525
   Sapporo Hokuyo Holdings, Inc.                                            187            986,907
 # Sapporo Holdings, Ltd.                                               187,000            450,767
   Seino Transportation Co., Ltd.                                       193,000          1,369,257
   Sekisui Chemical Co., Ltd.                                           557,000          2,476,799
   Sekisui House, Ltd.                                                  942,000          8,885,009
   Seventy-seven (77) Bank, Ltd.                                        201,000          1,064,463
   Shiga Bank, Ltd.                                                     272,000          1,055,515
   Shikoku Bank, Ltd.                                                    72,000            470,709
   Shimachu Co., Ltd.                                                    27,000            509,085
 # Shimadzu Corp.                                                       181,000            689,162
   Shimizu Corp.                                                        997,000          3,431,967
*# Shinko Securities Co., Ltd.                                          390,000          1,107,469
   Shizuoka Bank, Ltd.                                                  394,000          2,755,698
   Softbank Corp.                                                        49,100          1,860,528
   Sumitomo Bakelite Co., Ltd.                                          105,000            662,482
   Sumitomo Corp.                                                       471,000          2,924,398
   Sumitomo Electric Industries, Ltd.                                   360,000          2,945,216
   Sumitomo Forestry Co., Ltd.                                          139,000          1,078,799
   Sumitomo Metal Industries, Ltd.
     Osaka                                                            1,481,000          1,271,129
   Sumitomo Metal Mining Co., Ltd.                                      313,000    $     1,977,685
   Sumitomo Osaka Cement Co., Ltd.                                       96,000            170,928
   Sumitomo Realty & Development Co.,
     Ltd.                                                               150,000          1,169,650
   Sumitomo Rubber                                                       43,000            206,127
   Sumitomo Trust & Banking Co., Ltd.                                    21,000            112,555
   Suruga Bank, Ltd.                                                     87,000            498,073
   Suzuken Co., Ltd.                                                     26,400            712,308
   TDK Corp.                                                             10,100            656,611
   TV Asahi Corp.                                                           202            298,795
 # Taiheiyo Cement Corp.                                              1,209,800          2,750,550
   Taisei Corp.                                                       1,325,000          4,294,878
   Taiyo Yuden Co., Ltd.                                                 57,000            667,741
 # Takashimaya Co., Ltd.                                                214,000          1,473,302
   Takefuji Corp.                                                        10,840            584,956
   Teijin, Ltd.                                                         893,000          2,429,821
   Teikoku Oil Co., Ltd.                                                346,000          1,535,391
   Toda Corp.                                                           169,000            421,266
   Toho Bank, Ltd.                                                      254,000          1,018,134
 * Tokai Tokyo Securities Co., Ltd.                                     155,000            335,418
   Tokuyama Corp.                                                       248,000            853,689
   Tokyo Broadcasting System, Inc.                                       94,000          1,458,236
   Tokyo Steel Manufacturing Co., Ltd.                                   74,100            583,220
   Tokyo Style Co., Ltd.                                                133,000          1,284,825
   Tokyo Tatemono Co., Ltd.                                             109,000            446,868
   Toppan Printing Co., Ltd.                                            365,000          3,346,056
   Toray Industries, Inc.                                               620,000          2,411,615
   Toshiba TEC Corp.                                                    138,000            506,538
   Tostem Inax Holding Corp.                                            160,000          2,809,350
   Toto, Ltd.                                                           247,000          1,907,981
 # Toyo Ink Manufacturing Co., Ltd.                                     145,000            496,485
   Toyo Seikan Kaisha, Ltd.                                             287,600          3,293,010
   Toyo Suisan Kaisha, Ltd.                                              53,000            527,968
   Toyota Auto Body Co., Ltd.                                            86,000          1,134,679
   Toyota Industries Corp.                                               76,500          1,435,423
 # Toyota Tsusho Corp.                                                  314,000          2,729,438
 * UFJ Holdings, Inc.                                                     1,130          4,828,708
 # UNY Co., Ltd.                                                         91,000            886,569
   Wacoal Corp.                                                         149,000          1,180,899
 # Yamagata Bank, Ltd.                                                  153,700            680,647
   Yamaguchi Bank, Ltd.                                                 133,000          1,165,815
   Yamanashi Chuo Bank, Ltd.                                             57,000            244,613
   Yamatake Corp.                                                        20,000            156,501
 # Yamazaki Baking Co., Ltd.                                            115,000            882,031
 # Yokogawa Electric Corp.                                              337,000          4,394,048
   Yokohama Rubber Co., Ltd.                                            410,000          1,066,929
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $386,238,511)                                                                 339,283,112
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
     (Cost $64,561)                                                                         64,237
                                                                                   ---------------
 TOTAL -- JAPAN
   (Cost $386,303,072)                                                                 339,347,349
                                                                                   ---------------
 FRANCE -- (9.3%)
 COMMON STOCKS -- (9.3%)
   AGF (Assurances Generales de
    France SA)                                                          122,514          6,241,573
   AXA                                                                  437,405          8,404,980

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Air France                                                            96,800    $     1,473,664
   Air Liquide SA                                                         8,848          1,427,610
 * Alcatel SA                                                           195,750          2,555,342
*# Alstom SA                                                            100,000            206,181
   Arcelor SA                                                           167,800          2,721,505
   BNP Paribas SA                                                       549,686         30,969,339
 * Cap Gemini SA                                                         38,600          1,906,356
   Compagnie de Saint-Gobain                                            268,585         12,015,526
   Compagnie Francaise d'Etudes et de
     Construction Technip SA                                             10,600          1,140,407
 # Credit Agricole SA                                                    27,710            604,543
   Eiffage SA                                                             3,477            375,950
   Esso Ste. Anonyme Francaise SA                                           686             76,106
   Euler-Hermes SA                                                        9,975            453,181
 # Faurecia SA                                                            8,850            599,392
   Fimalac SA                                                            14,000            466,544
   Fonciere Lyonnaise SA                                                 10,950            433,159
 * France Telecom SA                                                    188,321          4,853,518
   Generale des Establissements
     Michelin SA Series B                                               103,120          4,091,573
 # Havas SA                                                             115,600            612,491
 # Imerys SA                                                             11,000          2,175,685
   LaFarge SA                                                            49,347          3,930,747
   LaFarge SA Prime Fidelity                                             82,581          6,622,556
   Lagardere S.C.A. SA                                                   10,900            594,507
 # Pechiney SA Series A                                                  55,475          3,189,304
   Peugeot SA                                                           224,200         10,545,909
   Rallye SA                                                             18,020            950,445
 # Remy Cointreau SA                                                     35,150          1,169,251
   Renault SA                                                            70,650          4,696,054
   Rexel SA                                                              10,713            437,910
   Rue Imperiale                                                          5,240          1,017,573
   SEB SA Prime Fidelity                                                  9,000          1,104,744
   Schneider Electric SA                                                 28,155          1,734,755
*# Scor SA                                                              122,300            467,667
 # Societe des Ciments de Francais                                       28,000          1,851,070
   Societe Generale, Paris                                              293,528         23,504,196
   Sophia SA                                                             11,550            573,471
   Suez (ex Suez Lyonnaise des Eaux)                                    206,550          3,577,770
   Thomson SA                                                            77,400          1,638,517
   Valeo SA                                                              59,000          2,295,018
 * Veolia Environnement SA                                               25,700            604,746
 * Vivendi Universal SA                                                 265,727          6,099,916
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $102,187,650)                                                                 160,410,751
                                                                                   ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Alstom SA Rights 12/10/03                                            100,000             53,943
 * Alstom SA Warrants 01/09/04                                          100,000             35,962
 * Rallye SA Series B Warrants 11/30/05                                  18,020              4,536
                                                                                   ---------------
 TOTAL RIGHTS/WARRANTS
   (Cost $69,516)                                                                           94,441
                                                                                   ---------------
 TOTAL -- FRANCE
   (Cost $102,257,166)                                                                 160,505,192
                                                                                   ---------------
 SWITZERLAND -- (6.8%)
 COMMON STOCKS -- (6.8%)
*# ABB, Ltd.                                                            462,000    $     2,265,827
   Baloise-Holding                                                      190,560          7,827,477
 * Banque Cantonale Vaudoise                                              3,000            315,614
 * Berner Kantonalbank                                                    3,100            356,709
 * Ciba Spezialitaetenchemie
     Holding AG                                                          25,500          1,786,176
 # Cie Financiere Richemont AG
     Series A                                                         1,251,000         30,967,263
 * Clariant AG                                                           12,800            180,704
   Credit Swisse Group                                                  256,400          8,508,850
   Givaudan SA                                                            2,952          1,349,582
   Helvetia Patria Holding                                                  955            145,534
   Holcim, Ltd.                                                         168,600          7,349,318
   Jelmoli Holding AG                                                       500            468,005
   Luzerner Kantonalbank AG                                              14,627          2,127,202
   PSP Swiss Property AG                                                 27,400          3,799,315
   Pargesa Holding SA, Geneve                                             1,935          4,598,304
   Rieters Holdings AG                                                    7,860          1,681,176
   Sig Holding AG                                                        44,130          5,948,428
   Sika Finanz AG, Baar                                                     760            308,652
 * St. Galler Kantonalbank                                                1,700            308,381
 * Swiss Life AG                                                         79,080         14,375,735
   Syngenta AG                                                          116,500          7,133,002
   UBS AG                                                                42,000          2,704,762
   Unaxis Holding AG                                                     45,400          6,251,315
   Valiant Holding AG                                                    12,100            835,390
   Valora Holding AG                                                      7,500          1,781,128
 * Zurich Financial Services AG                                          30,006          3,864,719
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $78,322,394)                                                                  117,238,568
                                                                                   ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * ABB, Ltd. Rights
     (Cost $107,456)                                                    462,000            575,391
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs

     (Cost $654)                                                                               674
                                                                                   ---------------
 TOTAL -- SWITZERLAND
   (Cost $78,430,504)                                                                  117,814,633
                                                                                   ---------------
 GERMANY -- (6.0%)
 COMMON STOCKS -- (6.0%)
   AMB Generali Holding AG                                               15,980          1,099,916
   Aareal Bank AG                                                        11,200            338,462
   Allianz AG                                                             5,000            560,104
   BASF AG                                                              386,050         19,112,302
 # BHW Holding AG                                                        34,600            518,448
 * Bankgesellschaft Berlin AG                                           233,550            573,922
   Bayer AG                                                             179,900          4,854,294
 * Bayerische Hypo-UND
     Vereinsbank AG                                                     337,110          7,859,785
   Bilfinger & Berger Bau AG                                             11,700            375,872
   Celanese AG                                                           17,400            604,876
   Commerzbank AG                                                       408,050          7,875,147
   DaimlerChrysler AG                                                    86,700          3,294,563
   Deutsche Bank AG                                                     359,305         25,002,584
   Deutsche Lufthansa AG                                                305,250          4,676,338
   E.ON AG                                                                7,600            429,551

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Fraport AG                                                             5,100    $       140,610
 # Fresenius Medical Care AG                                             27,600          1,756,803
 * Heidelberger Druckmaschinen AG                                        19,600            702,501
 * Heidelberger Zement AG                                                52,777          2,152,911
   Hochtief AG                                                           56,150          1,521,169
 * Hypo Real Estate Holding AG                                           84,277          1,813,408
   Karstadt Quelle AG                                                    20,000            532,234
   Linde AG                                                              76,000          3,676,009
   MAN AG                                                                88,000          2,384,023
   MG Technologies AG                                                    44,000            589,677
   Merck KGAA                                                            36,000          1,412,002
   SCA Hygiene Products AG                                                3,550          1,148,977
   ThyssenKrupp AG                                                      120,850          2,239,626
   Tui AG                                                                52,650            989,609
 * Vattenfall Europe AG                                                  94,898          2,696,056
   Volkswagen AG                                                         51,950          2,587,474
                                                                                   ---------------
 TOTAL -- GERMANY
   (Cost $99,221,168)                                                                  103,519,253
                                                                                   ---------------
 NETHERLANDS -- (4.6%)
 COMMON STOCKS -- (4.6%)
   ABN-AMRO Holding NV                                                  656,302         14,444,277
   Aegon NV                                                             380,745          5,079,825
   Buhrmann NV                                                           58,400            443,835
   DSM NV                                                                78,837          3,633,673
 * Hunter Douglas NV                                                     11,100            486,994
   Ing Groep NV                                                       1,552,333         33,252,848
*# Koninklijke Ahold NV                                                 246,900          1,781,710
 * Koninklijke KPN NV                                                   278,922          2,186,653
 * Koninklijke Numico NV                                                 51,200          1,301,143
   Koninklijke Philips Electronics NV                                   405,906         11,531,697
   NV Holdingsmij de Telegraaf                                            6,800            145,257
   Nutreco Holding NV                                                    15,600            425,427
   Oce NV                                                                39,100            558,692
   VNU NV                                                                71,722          2,234,488
   Vedior NV                                                             46,388            702,309
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $44,778,113)                                                                   78,208,828
                                                                                   ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Koninklijke Ahold NV Rights 12/10/03
     (Cost $335,115)                                                    246,900            230,853
                                                                                   ---------------
 TOTAL -- NETHERLANDS
   (Cost $45,113,228)                                                                   78,439,681
                                                                                   ---------------
 AUSTRALIA -- (4.4%)
 COMMON STOCKS -- (4.4%)
   AMP, Ltd.                                                            842,619          3,627,826
   APN News & Media, Ltd.                                               471,395          1,313,239
   AWB, Ltd.                                                            131,400            416,455
   AXA Asia Pacific Holdings, Ltd.                                    2,747,250          5,168,562
   Ansell, Ltd.                                                          74,421            351,647
   Bluescope Steel, Ltd.                                              1,252,100          4,521,034
   Boral, Ltd.                                                          848,085          3,068,369
   CSR, Ltd.                                                          1,491,630          1,878,056
   Caltex Australia, Ltd.                                               108,540            338,505
   Commonwealth Bank of Australia                                        48,446            967,532
   Insurance Australia Group, Ltd.                                    1,404,567          4,248,318
 # Lend Lease Corp., Ltd.                                               291,574          2,215,319
   Lion Nathan, Ltd.                                                    843,500          3,540,066
   Mayne Group, Ltd.                                                  1,263,622          3,245,965
   Mirvac, Ltd.                                                         947,363    $     2,995,685
   Orica, Ltd.                                                          343,946          3,205,563
   Origin Energy, Ltd.                                                  678,541          2,292,932
   Paperlinx, Ltd.                                                      663,645          2,180,168
   Publishing and Broadcasting, Ltd.                                    579,260          4,891,507
   Quantas Airways, Ltd.                                              2,699,763          6,505,312
   Rinker Group, Ltd.                                                 1,155,484          4,882,868
   Santos, Ltd.                                                         867,907          4,056,990
 # Seven Network, Ltd.                                                  355,302          1,357,469
   Southcorp, Ltd.                                                    1,102,616          2,202,072
   Stockland Trust Group                                                 20,641             76,173
 * Stockland Trust Group Issue 03                                           708              2,562
 * WMC Resources, Ltd.                                                1,678,932          5,940,735
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $53,898,384)                                                                   75,490,929
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $99,074)                                                                        100,242
                                                                                   ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * AMP, Ltd. Rights 12/09/03
     (Cost $0)                                                          834,033                  0
                                                                                   ---------------
 TOTAL -- AUSTRALIA
   (Cost $53,997,458)                                                                   75,591,171
                                                                                   ---------------
 ITALY -- (3.7%)
 COMMON STOCKS -- (3.7%)
*# Alitalia Linee Aeree Italiane SpA
     Series A                                                         1,190,000            382,297
   Banca Intesa SpA                                                   6,301,917         23,720,385
   Banca Monte Dei Paschi di Siena SpA                                  739,000          2,427,250
 * Banca Nazionale del Lavoro SpA                                       733,000          1,717,790
   Banca Popolare di Lodi Scarl                                         117,933          1,381,177
   Banca Popolare di Milano                                             325,400          1,934,722
 * Banca Popolare Rights                                                 57,990            679,152
   Buzzi Unicem SpA                                                      66,000            799,070
   CIR SpA (Cie Industriale Riunite),
     Torino                                                             500,000            897,245
   Caltagirone Editore SpA                                               31,987            261,503
 * Capitalia SpA                                                      2,022,125          6,399,283
 # Compagnia Assicuratrice Unipol SpA                                   452,120          1,821,010
*# E.Biscom SpA                                                          16,000          1,054,878
*# Fiat SpA                                                             771,970          6,042,728
 * IFIL Finanziaria Partecipazioni SpA                                  557,594          1,787,974
 # Italcementi SpA                                                      357,560          4,410,458
   Italmobiliare SpA, Milano                                              7,500            343,435
   Milano Assicurazioni SpA                                             107,000            357,214
 # Parmalat Finanziaria SpA                                             468,000          1,284,697
*# Pirelli & Co. SpA                                                  1,486,658          1,413,200
 # Societe Cattolica di Assicurazoni
     Scarl SpA                                                            8,800            299,691
*# Telecom Italia SpA                                                 1,209,533          3,501,501
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $50,508,616)                                                                   62,916,660
                                                                                   ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                                           51,693             16,545
                                                                                   ---------------
 TOTAL -- ITALY
   (Cost $50,508,616)                                                                   62,933,205
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
 SPAIN -- (3.2%)
 COMMON STOCKS -- (3.2%)
 # Abertis Infrastructuras SA                                           905,074    $    12,693,733
   Acerinox SA                                                           65,340          3,021,766
   Arcelor SA                                                            30,000            485,843
   Banco de Andalucia                                                       900             75,520
 # Banco de Sabadell SA                                                 110,700          2,327,537
   Banco Pastor SA                                                       59,400          1,745,928
   Cementos Portland SA                                                  15,076            813,239
 # Corporacion Mapfre Compania
     Internacional de Reaseguros SA                                     108,900          1,404,622
   Ebro Puleva SA                                                        83,525            863,064
   Endesa SA, Madrid                                                    258,792          4,250,018
   Gas Natural SA, Buenos Aires                                          21,400            440,970
   Iberdrola SA                                                         535,000          9,228,561
   Iberia Lineas Aereas de Espana SA                                    495,700          1,331,025
   Inmobiliaria Colonial SA ICSA                                         30,400            651,569
   Inmobiliaria Urbis SA                                                 69,212            630,543
 # Metrovacesa SA                                                       104,144          3,172,184
   Repsol SA                                                            300,600          5,250,104
   Sacyr Vallehermoso SA                                                 45,000            634,365
   Sociedad General de Aguas de
     Barcelona SA                                                        77,400          1,099,458
 * Sociedad General de Aguas de
     Barcelona SA Rights                                                    737             10,469
 # Sol Melia SA                                                         100,300            712,976
   Union Fenosa SA                                                      230,000          3,768,910
                                                                                   ---------------
 TOTAL -- SPAIN
   (Cost $35,976,003)                                                                   54,612,404
                                                                                   ---------------
 SWEDEN -- (2.1%)
 COMMON STOCKS -- (2.1%)
   Drott Series AB                                                      102,200          1,792,131
   Gambro AB Series A                                                   289,900          2,397,900
   Gambro AB Series B                                                   108,800            899,936
   Holmen AB Series A                                                     6,300            211,776
   Holmen AB Series B                                                    63,100          2,187,931
   Nordbanken Holdings AB                                               250,600          1,658,265
   SSAB Swedish Steel Series A                                           86,200          1,420,298
   SSAB Swedish Steel Series B                                           30,500            482,359
   Skandinaviska Enskilda Banken
     Series A                                                           196,000          2,555,025
   Skandinaviska Enskilda Banken
     Series C                                                             9,800            116,727
   Svenska Cellulosa AB Series A                                         19,000            731,728
   Svenska Cellulosa AB Series B                                         90,500          3,491,323
   Svenska Kullagerfabriken AB Series A                                  22,650            830,330
   Svenska Kullagerfabriken AB Series B                                  29,700          1,086,812
 # Trelleborg AB Series B                                                93,800          1,452,418
   Volvo AB Series A                                                    160,300          4,423,260
   Volvo AB Series B                                                    350,400         10,132,542
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $26,240,631)                                                                   35,870,761
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $27)                                                                                 30
                                                                                   ---------------
 TOTAL -- SWEDEN
   (Cost $26,240,658)                                                                   35,870,791
                                                                                   ---------------
 FINLAND -- (1.8%)
 COMMON STOCKS -- (1.8%)
   Fortum Oyj                                                         1,071,385    $    10,723,868
   Huhtamaki Van Leer Oyj                                                 2,300             25,420
   Kemira Oyj                                                           101,377          1,111,936
   Kesko Oyj                                                            157,000          2,728,896
   M-real Oyj Series B                                                  253,400          2,296,401
   Metso Oyj                                                            193,066          2,258,786
   Outokumpu Oyj Series A                                               351,300          4,695,398
   Stora Enso Oyj Series R                                              547,800          7,374,307
   Upm-Kymmene Oyj                                                       30,800            569,687
                                                                                   ---------------
 TOTAL -- FINLAND
   (Cost $21,140,778)                                                                   31,784,699
                                                                                   ---------------
 HONG KONG -- (1.6%)
 COMMON STOCKS -- (1.6%)
   Hang Lung Development Co., Ltd.                                    1,765,000          2,136,278
   Hang Lung Properties, Ltd.                                         3,124,500          3,862,220
   Hysan Development Co., Ltd.                                        1,434,699          2,050,544
   I-Cable Communications, Ltd.                                         325,121             77,446
   Kerry Properties, Ltd.                                             1,326,884          1,708,513
   New World Development Co., Ltd.                                       57,464             35,886
 # Shangri-La Asia, Ltd.                                              3,055,482          2,734,323
 # Sino Land Co., Ltd.                                                5,024,183          2,620,027
 * Tsim Sha Tsui Properties, Ltd.                                       472,000            537,862
   Wharf Holdings, Ltd.                                               3,251,214          8,121,431
   Wheelock and Co., Ltd.                                             2,699,000          3,162,493
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $33,549,393)                                                                   27,047,023
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $584,981)                                                                       585,070
                                                                                   ---------------
 TOTAL -- HONG KONG
   (Cost $34,134,374)                                                                   27,632,093
                                                                                   ---------------
 BELGIUM -- (0.9%)
 COMMON STOCKS -- (0.9%)
   Algemene Mij Voor Nijverheidskredit
     Almanij                                                             23,700          1,095,765
   Banque Nationale de Belgique                                           1,049          4,499,199
   Bekaert SA                                                             2,000            111,961
   Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                                40,400          1,954,089
   Groupe Bruxelles Lambert                                              55,500          2,766,950
 * ING Bank Belgium NV                                                      128                  4
   Nationale a Portefeuille                                               4,029            483,932
   Sofina SA                                                             10,500            490,878
   Suez (ex Suez Lyonnaise des Eaux)                                     95,400          1,582,719
   Tessenderlo Chemie                                                    14,400            453,290
 * Umicore-Strip VVPR                                                     2,010              1,301
 # Union Miniere SA                                                      42,210          2,818,318
                                                                                   ---------------
 TOTAL -- BELGIUM
   (Cost $13,343,723)                                                                   16,258,406
                                                                                   ---------------
 DENMARK -- (0.7%)
 COMMON STOCKS -- (0.7%)
 * Codan A.S.                                                             1,440             45,242
   Danisco A.S.                                                          26,130          1,073,557
   Danske Bank A.S.                                                     329,253          6,975,913

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Jyske Bank A.S.                                                       16,350    $       777,115
   Nordea AB                                                            475,918          3,143,848
   Tele Danmark A.S.                                                     11,250            377,017
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $6,944,416)                                                                    12,392,692
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $20,258)                                                                         22,385
                                                                                   ---------------
 TOTAL -- DENMARK
   (Cost $6,964,674)                                                                    12,415,077
                                                                                   ---------------
 IRELAND -- (0.7%)
 COMMON STOCKS -- (0.7%)
   Allied Irish Banks P.L.C                                             107,588          1,592,759
   CRH P.L.C                                                            183,413          3,412,253
 * Elan Corp. P.L.C                                                     690,634          3,725,460
   Irish Permanent P.L.C                                                186,115          2,621,432
                                                                                   ---------------
 TOTAL -- IRELAND
   (Cost $9,049,567)                                                                    11,351,904
                                                                                   ---------------
 SINGAPORE -- (0.6%)
 COMMON STOCKS -- (0.6%)
   DBS Group Holdings, Ltd.                                             277,000          2,249,524
   Fraser & Neave, Ltd.                                                 471,290          3,143,902
   Haw Par Brothers International, Ltd.                                   2,698              6,949
   Keppel Corp., Ltd.                                                   855,000          2,752,593
 * Neptune Orient Lines, Ltd.                                           264,000            324,656
   Overseas Chinese Banking Corp., Ltd.                                  94,000            648,870
   Singapore Airlines, Ltd.                                             124,000            870,342
   United Overseas Bank, Ltd.                                            66,000            493,874
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $7,444,503)                                                                    10,490,710
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $2)                                                                                   2
                                                                                   ---------------
 TOTAL -- SINGAPORE
   (Cost $7,444,505)                                                                    10,490,712
                                                                                   ---------------
 NORWAY -- (0.4%)
 COMMON STOCKS -- (0.4%)
 # Den Norske Bank ASA Series A                                         589,194          3,557,559
   Norsk Hydro ASA                                                       16,700            955,727
   Norske Skogindustrier ASA Series A                                   106,100          2,036,964
 * Storebrand ASA                                                       183,900          1,123,866
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $5,965,910)                                                                     7,674,116
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $907)                                                                             1,019
                                                                                   ---------------
 TOTAL -- NORWAY
   (Cost $5,966,817)                                                                     7,675,135
                                                                                   ---------------
 PORTUGAL -- (0.4%)
 COMMON STOCKS -- (0.4%)
   Banco Comercial Portugues SA                                        195,400$            400,535
   Cimpor Cimentos de Portugal SA                                       503,265          2,413,104
   Portugal Telecom SA                                                   50,082            471,271
 * Sonae SGPS SA                                                      3,617,400          3,035,386
                                                                                   ---------------
 TOTAL -- PORTUGAL
   (Cost $4,639,722)                                                                     6,320,296
                                                                                   ---------------
 GREECE -- (0.4%)
 COMMON STOCKS -- (0.4%)
 * Agricultural Bank of Greece S.A.                                     121,100          1,056,805
   Alpha Bank S.A.                                                       29,200            769,361
 * Bank of Greece                                                         3,400            404,306
   Bank of Piraeus S.A.                                                   4,600             46,980
   Commercial Bank of Greece                                             36,800            775,508
   EFG Eurobank Ergasias S.A.                                            60,097          1,011,438
   Hellenic Petroleum S.A.                                              135,530          1,104,749
   Hellenic Tellecommunication
     Organization Co. S.A.                                               40,800            489,080
   Intracom S.A.                                                         37,200            239,908
   National Bank of Greece                                               15,520            350,131
                                                                                   ---------------
 TOTAL -- GREECE
   (Cost $4,950,471)                                                                     6,248,266
                                                                                   ---------------
 NEW ZEALAND -- (0.2%)
 COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                                  99,828            423,562
   Carter Holt Harvey, Ltd.                                           2,340,800          2,647,490
   Fletcher Building, Ltd.                                              117,643            302,948
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $3,436,653)                                                                     3,374,000
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $7,670)                                                                           8,045
                                                                                   ---------------
 TOTAL -- NEW ZEALAND
   (Cost $3,444,323)                                                                     3,382,045
                                                                                   ---------------
 AUSTRIA -- (0.2%)
 COMMON STOCKS -- (0.2%)
   Omv AG                                                                 5,913            837,879
 # Voestalpine AG                                                        50,371          1,989,553
   Wienerberger AG                                                       16,123            408,380
                                                                                   ---------------
 TOTAL -- AUSTRIA
   (Cost $2,469,231)                                                                     3,235,812
                                                                                   ---------------
 MALAYSIA -- (0.0%)
 COMMON STOCKS -- (0.0%)
 * Rekapacific Berhad                                                   691,000                  0
                                                                                   ---------------

                                                                                          FACE
                                                                                         AMOUNT           VALUE+
                                                                                       ----------    ---------------
                                                                                          (000)
TEMPORARY CASH INVESTMENTS -- (8.8%)
 Repuchase Agreement, PNC Capital Markets, Inc. 0.82%, 12/01/03 (Collateralized by
   $29,593,000 FNMA Discount Notes 1.10%, 01/09/04, valued at $29,556,009) to be
   repurchased at $29,120,990 (Cost $29,119,000)                                       $   29,119    $    29,119,000
 Repurchase agreements in a Pooled Cash Account, Mizuho Securities USA, 1.05%,
   12/01/03 (Collateralized by $207,315,301 U.S. Treasury Obligations, rates ranging from 1.424% to 9.125%, maturities ranging from 08/15/04 to 11/15/29,
   valued at $122,980,964) to be repurchased at $122,991,725 (Cost $122,980,964)^         122,981        122,980,964
                                                                                                     ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $152,099,964)                                                                                    152,099,964
                                                                                                     ---------------
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,488,483,619)++                                                                            $ 1,721,238,982
                                                                                                     ===============

----------
  + See Note B to Financial Statements.
  ^ Security purchased with cash proceeds from securities on loan
  # Total or Partial Securities on Loan
  * Non-Income Producing Securities
 ++ The cost for federal income tax purposes is $1,492,205,632.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
JAPAN -- (77.4%)
COMMON STOCKS -- (77.1%)
 * A&A Material Corp.                                                    64,000    $        41,490
   ABILIT Corp.                                                          22,000            144,430
   ADVANEX, Inc.                                                         78,000            313,367
 * AOC Holdings, Inc.                                                    90,300            431,217
   AOI Electronics Co., Ltd.                                              8,400            110,446
   Achilles Corp.                                                       549,000            671,713
   Advan Co., Ltd.                                                       36,000            308,985
   Aichi Bank, Ltd.                                                      11,500            579,620
*# Aichi Corp.                                                          100,100            350,058
 * Aichi Machine Industry Co., Ltd.                                     112,000            322,133
   Aichi Tokei Denki Co., Ltd.                                           67,000            159,058
   Aida Engineering, Ltd.                                                98,000            300,657
   Aigan Co., Ltd.                                                       15,000             82,451
   Aiphone Co., Ltd.                                                     27,400            421,558
   Airport Facilities Co., Ltd.                                          79,970            287,693
 * Airtech Japan, Ltd.                                                    6,000             32,871
   Aisan Industry Co., Ltd.                                              64,000            533,528
 * Akai Electric Co., Ltd.                                              363,000              3,314
*# Akebono Brake Industry Co., Ltd.                                     141,000            536,861
   Allied Material Corp.                                                 32,200            396,914
#  Allied Telesis KK                                                      8,000            146,092
   Aloka Co., Ltd.                                                       43,000            329,803
   Alpha Systems Inc.                                                    16,300            342,312
   Alps Logistics Co., Ltd.                                              21,000            335,555
   Altech Co., Ltd.                                                      14,000             56,118
   Amano Corp.                                                           22,000            150,657
   Amatsuji Steel Ball Manufacturing
     Co., Ltd.                                                           24,000            249,817
   Ando Corp.                                                           120,000            166,545
   Anest Iwata Corp.                                                     74,000            124,324
#  Anrakutei Co., Ltd.                                                   13,000             82,496
   Aoi Advertising Promotion, Inc.                                       14,000             89,354
   Aoki International Co., Ltd.                                          61,200            388,926
 * Apic Yamada Corp.                                                      7,000             22,051
 * Arai-Gumi, Ltd.                                                       34,450             42,150
   Arakawa Chemical Industries, Ltd.                                     17,500            177,365
 * Araya Industrial Co., Ltd.                                            84,000             87,436
   Argo 21 Corp.                                                         13,200            107,991
   Aronkasei Co., Ltd.                                                   53,000            153,406
   As One Corp.                                                          18,700            315,195
#  Asahi Denka Kogyo KK                                                 169,000          1,172,754
#  Asahi Diamond Industrial Co., Ltd.                                    99,000            469,147
   Asahi Kogyosha Co., Ltd.                                              48,000            131,921
   Asahi Organic Chemicals Industry
     Co., Ltd.                                                          123,000            285,263
   Asahi Pretec Corp.                                                    19,200            142,001
*# Asahi Soft Drinks Co., Ltd.                                           69,000            371,713
 * Asahi Tec Corp.                                                       86,000            138,988
 * Asahi Techno Glass Corp.                                              79,000            244,531
   Asanuma Corp.                                                         96,000            135,866
#  Ashimori Industry Co., Ltd.                                           84,000            147,261
   Asia Air Survey Co., Ltd.                                              6,000             12,874
   Asia Securities Printing Co., Ltd.                                    16,000             74,799
   Asics Corp.                                                          333,000            617,230
   Asunaro Construction., Ltd.                                           29,000             90,294
   Ataka Constuction & Engineering
     Co., Ltd.                                                           18,000    $        60,811
   Atom Corp.                                                             8,500            103,301
   Atsugi Co., Ltd.                                                     258,000            200,237
   Aucnet, Inc.                                                          15,000            180,652
 * Azel Corp., Tokyo                                                     89,000             84,514
*# BSL Corp.                                                            118,000             74,343
   Bando Chemical Industries, Ltd.                                      213,000            624,297
   Bank of Okinawa, Ltd.                                                 24,300            431,551
   Bank of the Ryukyus, Ltd.                                             30,280            373,523
   Best Denki Co., Ltd.                                                 132,000            476,078
   Bull Dog Sauce Co., Ltd.                                              15,000            104,912
   Bunka Shutter Co., Ltd.                                              134,000            512,655
#  CAC Corp.                                                             31,100            216,098
#  CFS Corp.                                                             41,000            269,914
   CKD Corp.                                                            113,000            572,635
   CMK Corp.                                                             62,000            625,548
   CTI Engineering Co., Ltd.                                             19,000             86,742
   Cabin Co., Ltd.                                                       67,000             86,870
#  Calpis Co., Ltd.                                                     115,000            547,069
   Canon Electronics, Inc.                                               40,000            496,713
   Canon Finetech, Inc.                                                  45,070            530,865
 * Catena Corp.                                                          18,000             39,938
#  Cats, Inc.                                                            15,400             38,669
   Cecile Co., Ltd.                                                      35,900            373,357
   Central Finance Co., Ltd.                                            180,000            599,891
#  Central Security Patrols Co., Ltd.                                    12,000             76,041
   Cesar Co.                                                             79,000                721
 * Chiba Kogyo Bank, Ltd.                                                53,200            288,053
#  Chino Corp.                                                           70,000            225,621
 * Chinon Industries, Inc.                                               16,000             40,906
   Chiyoda Co., Ltd.                                                     58,000            627,027
   Chofu Seisakusho Co., Ltd.                                            39,900            568,335
 * Chori Co., Ltd.                                                      175,000            185,354
   Chuetsu Pulp and Paper Co., Ltd.                                     145,000            311,130
 * Chugai Mining Co., Ltd.                                              117,000             72,644
#  Chugai Ro Co., Ltd.                                                  139,000            298,256
#  Chugoku Marine Paints, Ltd.                                          111,000            502,703
#  Chugokukogyo Co., Ltd.                                                45,000             57,524
   Chuo Denki Kogyo co., Ltd.                                            19,000             29,319
   Chuo Gyorui Co., Ltd.                                                 35,000             52,091
   Chuo Spring Co., Ltd., Nagoya                                         80,000            290,723
*# Clarion Co., Ltd.                                                    313,000            500,137
   Cleanup Corp.                                                         71,000            875,183
 * Co-Op Chemical Co., Ltd.                                              80,000             57,706
   Coca Cola Central Japan Co., Ltd.                                        112            663,696
#  Colowide Co., Ltd.                                                    14,000            110,701
*# Columbia Music Entertainment, Inc.                                   134,000            138,258
   Commuture Corp.                                                       45,202            245,573
   Computer Engineering & Consulting,
     Ltd.                                                                25,000            239,911
   Comsys Holdings Corp.                                                  4,350             22,521
   Corona Corp.                                                          38,600            532,195
#  Cosel Co., Ltd.                                                       27,000            590,440
 * Create Medic Co., Ltd.                                                 7,000             41,545
   Credia Co., Ltd.                                                      14,000            153,524
   Cresco, Ltd.                                                           7,000             74,781
 * D&M Holdings, Inc.                                                   114,000            482,980

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * D'urban, Inc.                                                        114,000    $       126,991
   DC Co., Ltd.                                                          33,000             70,809
   DTS Corp.                                                             15,800            295,024
#  Dai Nippon Toryo, Ltd.                                               193,000            236,140
   Dai-Dan Co., Ltd.                                                     57,000            256,063
   Daido Kogyo Co., Ltd.                                                 60,000             98,064
   Daidoh, Ltd.                                                          54,000            335,774
   Daifuku Co., Ltd.                                                    141,000            566,472
   Daihen Corp.                                                         168,000            262,308
#  Daiho Corp.                                                           96,000            142,001
   Dai-Ichi Jitsugyo Co., Ltd.                                           80,000            198,685
 * Dai-Ichi Katei Denki Co., Ltd.                                        91,000                831
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                      47,000            113,294
   Daiken Corp.                                                         195,000            548,393
#  Daiki Co., Ltd.                                                       31,000            341,645
   Daiko Clearing Services Corp.                                          6,000             19,284
*# Daikyo, Inc.                                                         444,000            782,433
   Daimei Telecom Engineering Corp.                                      51,000            204,894
   Dainichi Co., Ltd.                                                    15,200             68,006
#  Dainichiseika Colour & Chemicals
     Manufacturing Co., Ltd.                                            163,000            501,561
   Dainippon Shigyo Co., Ltd.                                            16,000             74,507
#  Daiseki Co., Ltd.                                                     26,400            365,194
#  Daiso Co., Ltd.                                                      112,000            282,250
 * Daisue Construction Co., Ltd.                                         92,500             76,014
   Daisyo Corp.                                                          24,000            210,153
 * Daito Woolen Spinning & Weaving
     Co., Ltd., Tokyo                                                    42,000             28,378
   Daiwa Industries, Ltd.                                                64,000            179,401
   Daiwa Kosho Lease Co., Ltd.                                          157,000            507,469
*# Daiwa Seiko, Inc.                                                    145,000            157,551
   Daiwabo Co., Ltd.                                                    162,000            165,668
   Daiwabo Information System Co., Ltd.                                  22,000            178,178
   Danto Corp.                                                           42,000            144,576
   Denki Kogyo Co., Ltd.                                                 95,000            272,370
 * Denny's Japan Co., Ltd.                                               38,000            621,421
   Densei-Lambda KK                                                      26,484            200,951
#  Denyo Co., Ltd.                                                       38,000            165,851
*# Descente, Ltd.                                                        95,000            163,075
 * Dia Kensetsu Co., Ltd.                                                31,000             27,456
   Diamond Computer Service Co., Ltd.                                    18,000             99,434
 * Dijet Industrial Co., Ltd.                                            34,000             42,221
   Doshisha Co., Ltd.                                                    15,000            335,555
*# Doutor Coffee Co., Ltd.                                               28,400            434,091
 * Dynic Corp.                                                           52,000             68,846
   Eagle Industry Co., Ltd.                                              78,000            371,768
 * Econach Co., Ltd.                                                     26,000             10,920
 * Eco-Tech Construction Co., Ltd.                                      138,000             40,321
#  Edion Corp.                                                          112,316            777,352
   Ehime Bank, Ltd.                                                      55,000            204,392
   Eiken Chemical Co., Ltd.                                              24,000            300,438
   Eikoh, Inc.                                                            8,000             36,888
   Elna Co., Ltd.                                                        22,000             48,210
   Enplas Corp.                                                          18,000            544,010
*# Enshu, Ltd.                                                           69,000            112,144
   Ensuiko Sugar Refining Co., Ltd.                                      51,000             90,805
#  Exedy Corp.                                                           71,000            772,754
*# FDK Corp.                                                            105,000            232,971
   FP Corp.                                                              26,800            400,825
 * Fine Sinter Co., Ltd.                                                 18,000             48,320
 * First Baking Co., Ltd.                                                67,000             84,423
   Fontaine Co., Ltd.                                                     5,000    $        46,978
   Foster Electric Co., Ltd.                                             32,000            126,516
   France Bed Co., Ltd.                                                 193,000            463,468
*# Fudo Construction Co., Ltd.                                          201,000            154,164
   Fuji Kiko Co., Ltd.                                                   51,000            147,151
 * Fuji Kosan Co., Ltd.                                                 130,000             94,960
   Fuji Kyuko Co., Ltd.                                                 107,000            383,957
*# Fuji Spinning Co., Ltd., Tokyo                                       163,000            150,320
   Fujicco Co., Ltd.                                                     42,000            396,147
 * Fujii & Co., Ltd.                                                     44,000                402
 * Fujiko Co., Ltd.                                                      55,000              1,004
   Fujikura Kasei Co., Ltd.                                              43,000            296,037
   Fujikura Rubber, Ltd.                                                 34,000            200,237
#  Fujirebio, Inc.                                                       75,000            732,058
#  Fujita Kanko, Inc.                                                   132,000            472,462
#  Fujitec Co., Ltd.                                                    126,000            536,121
   Fujitsu Access, Ltd.                                                  36,000            213,002
   Fujitsu Business Systems, Ltd.                                        32,500            392,303
   Fujitsu Devices, Inc.                                                 32,000            262,966
   Fujitsu Fronttec, Ltd.                                                21,000            205,168
 * Fujitsu General, Ltd.                                                111,000            309,122
*# Fujiya Co., Ltd.                                                     190,000            235,939
   Fukuda Corp.                                                          65,000            244,522
   Fukushima Bank, Ltd.                                                 213,000            287,838
 * Fukusuke Corp.                                                        95,000                867
 * Fumakilla, Ltd.                                                       24,000             27,392
 * Furukawa Battery Co., Ltd.                                            45,000             84,642
 * Furukawa Co., Ltd.                                                   405,000            462,244
   Fuso Lexel Inc.                                                        8,000             59,898
#  Fuso Pharmaceutical Industries, Ltd.                                  99,000            324,516
 * GSI Creoss Corp.                                                      90,000            153,671
 * Ga-jo-en Kanko KK                                                     37,000                  0
 * Gakken Co., Ltd.                                                     126,000            153,013
 * Generas Corp.                                                         64,000             36,231
#  Genki Sushi Co., Ltd.                                                  7,500            104,844
   Geostar Corp.                                                         10,000             31,958
 * Global-Dining, Inc.                                                    6,200             35,382
*# Godo Steel, Ltd.                                                     199,000            330,698
 * Goldwin, Inc.                                                         47,000             54,072
#  Gourmet Kineya Co., Ltd.                                              31,000            232,953
 * Graphtec Corp.                                                        39,000             37,034
 * Gro-BeLS Co., Ltd.                                                    40,000             34,697
   Gun-Ei Chemical Industry Co., Ltd.                                   127,000            255,113
   Hagoromo Foods Corp.                                                  18,000            161,067
   Hakuto Co., Ltd.                                                      25,000            305,652
   Hakuyosha Co., Ltd.                                                   57,000            163,943
   Haltec Corp.                                                          32,000             49,671
 * Hamai Co., Ltd.                                                       22,000             20,489
   Hanwa Co., Ltd.                                                      405,000            950,375
   Happinet Corp.                                                        15,000            120,663
   Harashin Co., Ltd.                                                    14,100            105,570
   Harima Chemicals, Inc.                                                37,000            214,865
   Haruyama Trading Co., Ltd.                                            16,800            151,249
 * Hayashikane Sangyo Co., Ltd.                                         128,000            118,042
   Hibiya Engineering, Ltd.                                              56,000            367,129
 * Higashi-Nippon Bank, Ltd.                                             40,000            108,108
   Hisaka Works, Ltd.                                                    41,000            213,386
   Hitachi Business Solution Co., Ltd.                                   10,000             73,046
   Hitachi Kiden Kogyo, Ltd.                                             20,000             68,481
   Hitachi Koki Co., Ltd.                                               153,000            655,196
#  Hitachi Kokusai Electric, Inc.                                        76,000            498,941

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hitachi Medical Corp.                                                 53,000    $       624,270
   Hitachi Metals Techno, Ltd.                                           12,000             30,679
   Hitachi Plant Engineering &
     Construction Co., Ltd.                                             146,000            435,920
   Hitachi Powdered Metal Co., Ltd.                                      46,000            274,690
   Hitachi Tool Engineering, Ltd.                                        30,000            130,113
   Hochiki Corp.                                                         42,000            163,751
*# Hodogaya Chemical Co., Ltd.                                          100,000            232,834
 * Hohsui Corp.                                                          56,000             44,996
   Hokkai Can Co., Ltd., Tokyo                                           83,000            169,759
*# Hokkaido Bank, Ltd.                                                  505,000            599,434
   Hokkaido Coca Cola Bottling Co., Ltd.                                 33,000            181,392
   Hokkaido Gas Co., Ltd.                                                87,000            206,538
   Hokko Chemical Industry Co., Ltd.                                     41,000            134,770
   Hokuetsu Bank                                                        263,000            547,517
 * Hokuriku Electric Industry Co., Ltd.                                 112,000            189,189
   Hokuriku Electrical Construction
     Co., Ltd.                                                           36,000             93,024
   Hokuriku Gas Co., Ltd.                                                64,000            175,895
 * Hokushin Co., Ltd.                                                    39,900             45,904
#  Hokuto Corp.                                                          41,600            576,596
   Homac Corp.                                                           60,000            417,458
   Honshu Chemical Industry Co., Ltd.                                     7,000             31,255
#  Horiba, Ltd.                                                          54,000            562,089
   Horipro, Inc.                                                         16,000             98,028
 * Hosokawa Micron Corp.                                                 40,000            176,041
*# Howa Machinery, Ltd.                                                 181,000            176,835
   I-Net Corp.                                                           12,000             44,375
   ISE Chemicals Corp.                                                   17,000             52,931
 * Ichida and Co., Ltd.                                                  23,400             19,016
   Ichikawa Co., Ltd.                                                    49,000            121,247
 * Ichiken Co., Ltd.                                                     48,000             43,389
   Ichikoh Industries, Ltd.                                             141,000            290,961
   Ichiyoshi Securities Co., Ltd.                                        54,000            241,600
   Icom, Inc.                                                            19,500            356,099
   Idec Izumi Corp.                                                      47,000            276,799
   Ihara Chemical Industry Co., Ltd.                                     80,000            134,405
   Iino Kaiun Kaisha, Ltd.                                              161,000            421,905
*# Ikegami Tsushinki Co., Ltd.                                          102,000            182,542
   Impact 21 Co., Ltd.                                                   19,000            343,499
*# Impress Corp.                                                            178            209,660
   Inaba Denki Sangyo Co., Ltd.                                          38,000            539,536
#  Inaba Seisa Kusho Co., Ltd.                                           18,700            259,533
   Inabata and Co., Ltd., Osaka                                          70,000            367,513
   Inageya Co., Ltd.                                                     77,000            667,915
   Ines Corp.                                                            64,900            513,772
#  Information Services
     International-Dentsu, Ltd.                                          42,900            557,011
   Intec, Inc.                                                           51,000            317,120
 * Inui Steamship Co., Ltd.                                              31,000             44,439
*# Iseki & Co., Ltd.                                                    279,000            647,060
   Ishii Hyoki Co., Ltd.                                                  3,600             29,584
*# Ishii Iron Works Co., Ltd.                                            52,000             62,673
*# Ishikawa Seisakusho, Ltd.                                             75,000             97,927
   Ishikawajima Construction Materials
     Co., Ltd.                                                           18,000             46,841
   Ishikawajima Transport Machinery
     Co., Ltd.                                                           16,000             33,601
 * Ishizuka Glass Co., Ltd.                                              49,000             77,401
   Itochu Enex Co., Ltd.                                                119,000            543,280
   Itochu Shokuh Co., Ltd.                                               14,400            464,134
   Itoki Crebio Corp.                                                    56,000    $       110,446
   Iwaki & Co., Ltd.                                                     19,000             39,034
#  Iwasaki Electric Co., Ltd.                                           110,000            321,403
 * Iwatani International Corp.                                          313,000            571,585
*# Iwatsu Electric Co., Ltd.                                            145,000            301,863
 * Izuhakone Railway Co., Ltd.                                              300             35,610
 * Izukyu Corp.                                                           7,700             81,556
   Izumiya Co., Ltd.                                                    123,000            537,957
*# Izutsuya Co., Ltd.                                                   123,000            229,109
   J-Oil Mills, Inc.                                                    173,000            289,071
   JFE Koken Corp.                                                       32,000            127,392
   JMS Co., Ltd.                                                         49,000            130,195
 * Jac Holdings Co., Ltd.                                                11,000             26,616
   Jaccs Co., Ltd.                                                      175,000            591,216
   Jamco Corp.                                                           18,000             46,183
*# Janome Sewing Machine Co., Ltd.                                      224,000            210,665
#  Japan Business Computer Co., Ltd.                                     34,000            221,969
#  Japan Carlit Co., Ltd.                                                28,000            179,985
   Japan Cash Machine Co., Ltd.                                          24,000            522,644
   Japan Digital Laboratory Co., Ltd.                                    35,600            349,109
#  Japan Foundation Engineering
     Co., Ltd.                                                           49,200            107,816
   Japan Information Processing
     Service Co., Ltd.                                                   26,000            205,588
   Japan Kenzai Co., Ltd.                                                17,500            100,826
   Japan Maintenance Co., Ltd.                                           27,000            115,376
   Japan Medical Dynamic Marketing
     Inc.                                                                18,700            243,141
   Japan Oil Transportation Co., Ltd.                                    45,000             85,875
#  Japan Pulp and Paper Co., Ltd.                                       179,000            612,902
 * Japan Servo Co., Ltd.                                                 24,000             39,226
   Japan Steel Tower Co., Ltd.                                           19,000             30,533
 * Japan Steel Works, Ltd.                                              461,000            488,276
*# Japan Storage Battery Co., Ltd.                                      187,000            367,102
   Japan Transcity Corp.                                                 79,000            163,020
   Japan Vilene Co., Ltd.                                               101,000            350,438
   Japan Wool Textile Co., Ltd.                                         138,000            614,902
   Jastec Co., Ltd.                                                       8,000            124,105
   Jeans Mate Corp.                                                      12,740            100,273
*# Jeol, Ltd.                                                            97,000            706,775
 * Jidosha Denki Kogyo Co., Ltd.                                         34,000             58,364
   Joban Kosan Co., Ltd.                                                101,000            128,187
   Joint Corp.                                                           24,900            297,836
*# Joshin Denki Co., Ltd.                                                98,000            231,757
#  Jsp Corp.                                                             29,000            240,961
*# Jujiya Co., Ltd.                                                     202,000            119,887
*# Juki Corp.                                                           153,000            502,922
 * Jyomo Co., Ltd.                                                       48,000             45,581
   K.R.S. Corp.                                                          10,600            109,175
   Kabuki-Za Co., Ltd.                                                   15,000            542,367
   Kadokawa Holdings, Inc.                                               27,000            727,265
#  Kaga Electronics Co., Ltd.                                            33,000            561,952
   Kagawa Bank, Ltd.                                                     83,350            418,577
   Kahma Co., Ltd.                                                       46,000            419,595
#  Kaken Pharmaceutical Co., Ltd.                                       118,000            586,121
 * Kakuei (L.) Corp.                                                    100,000                913
 * Kamagai Gumi Co., Ltd.                                                87,800            130,674
   Kameda Seika Co., Ltd.                                                19,000            123,174
   Kamei Corp.                                                           47,000            235,601
   Kanaden Corp.                                                         43,000            184,533
   Kanagawa Chuo Kotsu Co., Ltd.                                         90,000            549,763

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
#  Kanamoto Co., Ltd.                                                    43,000    $       194,741
 * Kanebo, Ltd.                                                         110,000            110,482
*# Kanematsu Corp.                                                      402,500            602,721
   Kanematsu Electronics, Ltd.                                           38,000            409,076
 * Kanematsu-NNK Corp.                                                   60,000            121,074
   Kanto Auto Works, Ltd., Yokosuka                                      78,000            626,735
#  Kanto Denka Kogyo Co., Ltd.                                           83,000            312,993
   Kanto Natural Gas Development
     Co., Ltd.                                                          104,000            471,001
*# Kanto Tsukuba Bank, Ltd.                                              19,100            118,590
   Kasai Kogyo Co., Ltd.                                                 28,000             67,239
   Kasei (C.I.) Co., Ltd.                                                46,000            149,525
#  Kasumi Co., Ltd.                                                     132,000            614,682
   Katakura Chikkarin Co., Ltd.                                          17,000             45,480
#  Katakura Industries Co., Ltd.                                         49,000            325,712
   Kato Sangyo Co., Ltd.                                                 51,000            454,027
#  Kato Works Co., Ltd.                                                  82,000            163,221
 * Katsumura Construction Co., Ltd.                                      48,600             44,375
   Kawada Industries, Inc.                                               76,000            138,787
*# Kawai Musical Instruments
     Manufacturing Co., Ltd.                                             99,000            146,439
 * Kawasaki Kasei Chemicals, Ltd.                                        36,000             23,996
   Kawashima Textile Manufacturers,
     Ltd.                                                               126,000            141,508
 * Kawasho Corp.                                                        549,000            977,493
   Kawasho Gecoss Corp.                                                  45,000            152,849
   Kawasumi Laboratories, Inc.                                           26,000            159,295
 * Kawatetsu Systems, Inc.                                                  112            153,397
#  Keihin Co., Ltd.                                                     100,000            146,092
   Keiiyu Co., Ltd.                                                       7,300             49,791
   Keiyo Co., Ltd.                                                      139,900            504,570
 * Kenwood Corp.                                                         50,000            111,852
#  Key Coffee, Inc.                                                      33,000            445,946
   Kibun Food Chemifa Co., Ltd.                                          35,000            374,224
 * Kimmon Manufacturing Co., Ltd.                                        41,000             34,441
 * Kimura Chemical Plants Co., Ltd.                                      27,000             33,775
   Kinki Coca-Cola Bottling Co., Ltd.                                    86,000            568,517
 * Kinki Nippon Tourist Co., Ltd.                                       133,000            307,241
   Kinki Sharyo Co., Ltd., Nagaokakyo                                   101,000            267,440
*# Kinsho Corp.                                                          21,000             39,308
*# Kinugawa Rubber Industrial Co., Ltd.                                  83,000            157,633
   Kioritz Corp.                                                         96,000            173,557
#  Kishu Paper Co., Ltd.                                                125,000            197,453
   Kisoji Co., Ltd.                                                      22,000            271,987
*# Kitagawa Iron Works Co., Ltd.                                        124,000            183,419
   Kita-Nippon Bank, Ltd.                                                 8,506            358,041
   Kitano Construction Corp.                                             97,000            150,566
   Kitazawa Sangyo Co., Ltd.                                             17,500             28,123
   Kitz Corp.                                                           234,000            303,397
   Koa Corp.                                                             58,000            415,723
#  Koatsu Gas Kogyo Co., Ltd.                                            78,000            240,011
   Kobayashi Yoko Co., Ltd.                                               8,000            138,861
   Kodensha Co., Ltd.                                                    14,000             36,815
   Koekisha Co., Ltd.                                                     4,900            107,378
#  Kohnan Shoji Co., Ltd.                                                20,590            303,248
   Kohsoku Corp.                                                          6,700             45,515
   Koike Sanso Kogyo Co., Ltd.                                           30,000             36,980
   Koito Industries, Ltd.                                                31,000             97,370
#  Kojima Co., Ltd.                                                      40,000            238,495
 * Kokune Corp.                                                          42,000                383
   Kokusai Kogyo Co., Ltd.                                               47,000            144,622
   Komai Tekko, Inc.                                                     53,000    $       106,465
 * Komatsu Electronics Metals Co., Ltd.                                  39,600            350,731
   Komatsu Seiren Co., Ltd.                                              53,000            136,468
   Komatsu Wall Industry Co., Ltd.                                       14,000            180,625
   Konaka Co., Ltd.                                                      29,700            200,947
   Konami Sports Corp.                                                   35,300            551,482
   Kondotec, Inc.                                                        12,500             62,774
   Konishi Co., Ltd.                                                     28,000            220,124
   Kosaido Co., Ltd.                                                     34,000            305,789
 * Kosei Securities Co., Ltd.                                           137,000            283,957
   Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                                              108,000            165,668
   Kurabo Industries, Ltd.                                              306,000            455,424
#  Kurimoto, Ltd.                                                       166,000            307,688
   Kuroda Electric Co., Ltd.                                             18,000            581,812
   Kurosaki Harima Corp.                                                 96,000            128,853
   Kyoden Co., Ltd.                                                      68,000            329,693
   Kyodo Printing Co., Ltd.                                             112,000            329,292
#  Kyodo Shiryo Co., Ltd.                                               145,000            148,283
   Kyoei Sangyo Co., Ltd.                                                44,000            102,447
#  Kyoei Tanker Co., Ltd.                                                53,000             81,300
   Kyokuto Boeki Kaisha, Ltd.                                            36,000             82,177
   Kyokuto Kaihatsu Kogyo Co., Ltd.                                      38,300            300,749
   Kyokuyo Co., Ltd.                                                    167,000            230,250
#  Kyoritsu Maintenance Co., Ltd.                                        15,400            224,701
   Kyosan Electric Manufacturing
     Co., Ltd.                                                           78,000            240,723
   Kyoto Kimono Yuzen Co., Ltd.                                              79            152,922
   Kyowa Electronic Instruments
     Co., Ltd.                                                           30,000             67,385
   Kyowa Leather Cloth Co., Ltd.                                         32,000            146,092
   Kyudenko Corp.                                                       103,000            411,925
#  Laox Co., Ltd.                                                        21,000             40,650
 * Lonseal Corp.                                                         18,000             13,148
*# Look, Inc.                                                            50,000            279,401
#  MR Max Corp.                                                          56,300            178,379
 * Macnica, Inc.                                                         25,700            667,609
   Maeda Road Construction Co., Ltd.                                    105,000            525,384
   Maezawa Industries, Inc.                                              27,700            123,679
   Maezawa Kaisei Industries Co., Ltd.                                   20,600            239,443
   Maezawa Kyuso Industries Co., Ltd.                                    10,000             71,950
 * Magara Construction Co., Ltd.                                         61,000             52,356
   Makino Milling Machine Co., Ltd.                                     114,000            538,148
 * Mamiya-Op Co., Ltd.                                                   58,000             88,970
   Marche Corp.                                                           6,100             52,968
   Mars Engineering Corp.                                                13,000            613,678
   Marubeni Construction Material
     Lease Co., Ltd.                                                     28,000             37,071
   Marubun Corp.                                                         37,800            200,183
   Marudai Food Co., Ltd.                                               164,000            268,042
 * Maruei Department Store Co., Ltd.                                     72,000             95,982
   Maruha Corp.                                                         434,000            534,971
 * Maruishi Cycle Industries, Ltd.                                       33,000             13,258
#  Marusan Securities Co., Ltd.                                         106,000            544,905
   Maruwa Co., Ltd.                                                      13,000            141,728
   Maruwn Corp.                                                          44,000            108,072
   Maruya Co., Ltd.                                                      14,000             93,316
   Maruyama Manufacturing Co., Inc.                                      73,000             89,317
*# Maruzen Co., Ltd.                                                    179,000            258,236
   Maruzen Co., Ltd.                                                     13,000             53,771
   Maruzen Showa Unyu Co., Ltd.                                         122,000            272,918

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Maspro Denkoh Corp.                                                   27,000    $       263,787
   Matsuda Sangyo Co., Ltd.                                              27,000            185,637
   Matsui Construction Co., Ltd.                                         40,000            111,030
   Matsuo Bridge Co., Ltd.                                               37,000            102,027
#  Matsuya Co., Ltd.                                                     74,000            310,811
   Matsuya Foods Co., Ltd.                                               20,000            422,754
   Matsuzakaya Co., Ltd.                                                189,077            685,387
*# Max Co., Ltd.                                                         69,000            590,961
*# Megachips Corp.                                                       21,700            202,496
*# Meidensha Corp.                                                      378,050            780,125
 * Meiji Machine Co., Ltd.                                               55,000             32,140
   Meiji Shipping Co., Ltd.                                              47,000            128,744
 * Meisei Industrial Co., Ltd.                                           29,000             82,615
#  Meito Sangyo Co., Ltd.                                                38,000            451,753
   Meito Transportation Co., Ltd.                                         9,000             74,123
   Meiwa Estate Co., Ltd.                                                34,000            273,192
   Meiwa Industry Co., Ltd.                                              15,000             33,966
 * Meiwa Trading Co., Ltd.                                               55,000             76,333
   Melco Holdings, Inc.                                                   9,000            244,065
   Mercian Corp.                                                        212,000            425,858
   Mikuni Coca-Cola Bottling Co., Ltd.                                   60,000            444,302
#  Milbon Co., Ltd.                                                      13,200            338,075
#  Mimasu Semiconductor Industry
     Co., Ltd.                                                           30,000            369,248
   Ministop Co., Ltd.                                                    36,700            539,844
   Mirai Group Co., Ltd.                                                 49,000             91,718
   Miroku Jyoho Service Co., Ltd.                                        12,000             79,985
 * Misawa Homes Holdings, Inc.                                          262,900            355,270
#  Misawa Resort Co., Ltd.                                               40,000             81,081
 * Mito Securities Co., Ltd.                                             63,000            151,287
   Mitsuba Corp.                                                         47,000            191,399
 * Mitsubishi Cable Industries, Ltd.                                    241,000            235,455
 * Mitsubishi Kakoki Kaisha, Ltd.                                       117,000            152,767
*# Mitsubishi Paper Mills, Ltd.                                         406,000            548,649
   Mitsubishi Pencil Co., Ltd.                                           61,000            388,212
#  Mitsubishi Plastics, Inc.                                            310,000            761,414
   Mitsubishi Shindoh Co., Ltd.                                          82,000            137,016
#  Mitsubishi Steel Manufacturing Co.,
     Ltd.                                                               253,000            288,760
   Mitsuboshi Belting, Ltd.                                             153,000            444,248
#  Mitsui High-Tec, Inc.                                                 58,000            690,048
   Mitsui Home Co., Ltd.                                                 97,000            365,787
 * Mitsui Knowledge Industry Co., Ltd.                                    8,800             70,146
*# Mitsui Matsushima Co., Ltd.                                           90,000            107,652
 * Mitsui Mining Co., Ltd.                                              225,000            149,973
#  Mitsui Sugar Co., Ltd.                                               116,000            216,070
#  Mitsui-Soko Co., Ltd.                                                204,000            454,492
   Mitsumura Printing Co., Ltd.                                          49,000            236,678
   Mitsuuroko Co., Ltd.                                                  76,000            417,750
   Miura Co., Ltd.                                                       52,100            620,805
   Miura Printing Corp.                                                  16,000             49,671
   Miyaji Engineering Group                                              90,000            138,879
   Miyazaki Bank, Ltd.                                                   83,000            300,110
#  Miyoshi Oil & Fat Co., Ltd.                                          120,000            225,712
#  Miyuki Keori Co., Ltd.                                                50,000            137,874
   Mizuno Corp.                                                         165,000            567,979
 * Momiji Holdings, Inc.                                                    190            400,749
   Morinaga & Co., Ltd.                                                 340,000            589,847
 * Morishita Jinton Co., Ltd.                                            19,800             72,316
   Morita Corp.                                                          59,000            197,170
#  Moritex Corp.                                                         15,000            142,440
   Morozoff, Ltd., Osaka                                                 50,000    $        89,938
   Mory Industries, Inc.                                                 66,000            131,373
   Mos Food Services, Inc.                                               47,000            392,668
   Moshi Moshi Hotline, Inc.                                              7,250            509,724
 * Mutoh Industries, Ltd.                                                61,000            128,104
   Mutow Co., Ltd.                                                       38,000            126,991
   Myojo Foods Co., Ltd.                                                 25,000             63,002
#  NAC Co., Ltd.                                                         13,000             96,859
   NEC Infrontia Corp.                                                  167,000            419,330
#  NEC System Integration &
     Construction, Ltd.                                                  53,000            396,339
*# NEC Tokin Corp.                                                       86,000            467,221
   Nabtesco Corp.                                                       210,000          1,106,373
#  Nachi-Fujikoshi Corp.                                                433,000            933,053
#  Nagano Bank, Ltd.                                                    122,000            364,262
 * Nagano Japan Radio Co., Ltd.                                          27,000             35,007
#  Nagatanien Co., Ltd.                                                  56,000            406,501
 * Naigai Co., Ltd.                                                     109,000             84,596
   Nakabayashi Co., Ltd.                                                 76,000            114,500
#  Nakamuraya Co., Ltd.                                                  85,000            211,103
*# Nakano Corp.                                                          66,000             65,687
 * Nakayama Steel Works, Ltd.                                           165,000            335,966
   Nakayo Telecommunications, Inc.                                       16,000             59,021
   Neturen Co., Ltd., Tokyo                                              52,000            206,063
   New Japan Radio Co., Ltd.                                             48,000            538,203
   Nichia Steel Works, Ltd.                                              52,900            138,143
   Nichias Corp.                                                        237,000            627,557
#  Nichiban Co., Ltd.                                                    58,000            156,227
 * Nichiboshin, Ltd.                                                      1,190              1,087
   Nichiha Corp.                                                         64,980            741,645
#  Nichimo Co., Ltd.                                                     54,000             90,230
*# Nichimo Corp.                                                         85,000             48,119
#  Nichireki Co., Ltd.                                                   44,000            146,238
#  Nichiro Corp.                                                        289,000            337,765
   Nidec Tosok Corp.                                                     13,000            182,798
   Nihon Dempa Kogyo Co., Ltd.                                           28,000            440,248
   Nihon Eslead Corp.                                                     9,500            166,545
   Nihon Inter Electronics Corp.                                         27,000            165,175
   Nihon Kagaku Sangyo Co., Ltd.                                         14,000             43,718
 * Nihon Kentetsu Co., Ltd.                                              27,000             32,295
   Nihon Kohden Corp.                                                    85,000            558,026
   Nihon Matai Co., Ltd.                                                 50,000             90,394
   Nihon Nohyaku Co., Ltd.                                              103,000            184,332
   Nihon Parkerizing Co., Ltd.                                           92,000            400,694
 * Nihon Seiko Co., Ltd.                                                 11,000             27,721
   Nihon Shokuh Kako Co., Ltd.                                           26,000             48,667
   Nihon Spindle Manufacturing Co., Ltd.                                 56,000             72,096
   Nihon Tokushu Toryo Co., Ltd.                                         35,000            127,831
#  Nikken Chemicals Co., Ltd.                                           130,000            377,465
   Nikkiso Co., Ltd.                                                    107,000            385,911
   Nikko Co., Ltd., Akashi                                               52,000            142,440
 * Nippei Toyama Corp.                                                   34,000             62,400
 * Nippon Avionics Co., Ltd.                                             19,000             31,748
   Nippon Beet Sugar Manufacturing
     Co., Ltd.                                                          216,000            327,392
*# Nippon Carbide Industries Co., Inc.,
     Tokyo                                                              101,000            101,443
*# Nippon Carbon Co., Ltd.                                              177,000            226,260
#  Nippon Ceramic Co., Ltd.                                              32,000            281,958
   Nippon Chemical Industrial Co., Ltd.                                 131,000            424,626
   Nippon Chemi-Con Corp.                                               159,000            598,137

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Nippon Chemiphar Co., Ltd.                                            49,000    $       137,801
   Nippon Chutetsukan KK                                                 44,000             74,726
 * Nippon Concrete Industries Co., Ltd.                                  65,000             73,594
   Nippon Conlux Co., Ltd.                                               30,000            190,376
 * Nippon Conveyor Co., Ltd.                                             43,000             31,017
 # Nippon Denko Co., Ltd.                                               159,000            251,160
 # Nippon Densetsu Kogyo Co., Ltd.                                       81,000            303,232
   Nippon Denwa Shisetu Co., Ltd.                                        90,000            262,966
   Nippon Felt Co., Ltd.                                                 28,000             84,368
 # Nippon Fine Chemical Co., Ltd.                                        40,000            147,188
   Nippon Flour Mills Co., Ltd.                                         186,000            660,647
 * Nippon Foil Mfg., Co., Ltd.                                           21,000             26,844
 * Nippon Formula Feed Manufacturing
     Co., Ltd.                                                          100,000            133,309
   Nippon Gas Co., Ltd.                                                  62,000            524,781
   Nippon Hume Corp.                                                     43,000             82,843
 # Nippon Kanzai Co., Ltd.                                               27,200            396,377
*# Nippon Kasei Chemical Co., Ltd.                                      154,000            179,985
 * Nippon Kinzoku Co., Ltd.                                              93,000            106,145
   Nippon Koei Co., Ltd., Tokyo                                         107,000            218,846
   Nippon Konpo Unyu Soko Co., Ltd.                                      92,000            600,621
 * Nippon Koshuha Steel Co., Ltd.                                       151,000            147,526
*# Nippon Metal Industry Co., Ltd.                                      230,000            201,607
 * Nippon Pigment Co., Ltd.                                              11,000             25,612
   Nippon Pillar Packing Co., Ltd.                                       15,000             79,711
 * Nippon Piston Ring Co., Ltd.                                         104,000            149,087
   Nippon Road Co., Ltd.                                                147,000            241,600
 # Nippon Seiki Co., Ltd.                                                76,000            507,962
   Nippon Seisen Co., Ltd.                                               39,000             85,464
 # Nippon Sharyo, Ltd.                                                  215,000            437,774
   Nippon Shinpan Co., Ltd.                                             213,000            472,599
   Nippon Shinyaku Co., Ltd.                                             73,000            407,259
   Nippon Signal Co., Ltd.                                              109,000            501,607
   Nippon Soda Co., Ltd.                                                177,000            399,187
 # Nippon Synthetic Chemical Industry
     Co., Ltd.                                                          152,000            312,272
   Nippon System Development Co.,
     Ltd.                                                                32,100            556,592
   Nippon Systemware Co., Ltd.                                           20,000            163,440
   Nippon Thompson Co., Ltd.                                             77,000            510,427
   Nippon Tungsten Co., Ltd.                                             24,000             41,636
   Nippon Valqua Industries, Ltd.                                       119,000            235,783
 * Nippon Yakin Kogyo Co., Ltd.                                         117,500            171,658
 * Nippon Yusoki Co., Ltd.                                               49,000            103,798
   Nishimatsuya Chain Co., Ltd.                                          30,600            849,379
 * Nishishiba Electric Co., Ltd.                                         28,000             35,793
*# Nissan Diesel Motor Co., Ltd.                                        284,000            536,779
   Nissei Plastic Industrial Co., Ltd.                                   14,000             70,307
 * Nisseki House Industry Co., Ltd.                                     260,000              2,374
 # Nissha Printing Co., Ltd.                                             81,000            959,989
 # Nisshin Fire & Marine Insurance
     Co., Ltd.                                                          201,000            477,173
 # Nisshin Fudosan Co., Ltd.                                             11,700             96,574
   Nissho Electronics Corp.                                              23,000            191,107
 * Nissho Iwai-Nichmen Holdings Corp.                                    68,000            317,275
   Nissin Co., Ltd.                                                     149,800            600,458
   Nissin Corp.                                                         150,000            291,728
 * Nissin Electric Co., Ltd.                                            134,000            349,927
   Nissin Kogyo Co., Ltd.                                                22,500            498,197
   Nissin Sugar Manufacturing Co., Ltd.                                  74,000            120,270
   Nissui Pharmaceutical Co., Ltd.                                       20,000            105,004
 * Nitchitsu Co., Ltd.                                                   14,000    $        17,513
   Nitta Corp.                                                           42,000            518,481
   Nittan Valve Co., Ltd.                                                18,000             47,663
   Nittetsu Mining Co., Ltd.                                            118,000            276,899
 * Nittetsu Steel Sheet Corp.                                            84,000            152,630
   Nitto Boseki Co., Ltd.                                               364,000            422,096
   Nitto Electric Works, Ltd.                                            59,000            426,662
 # Nitto Flour Milling Co., Ltd.                                         54,000            114,883
   Nitto Kohki Co., Ltd.                                                 25,000            380,752
   Nitto Seiko Co., Ltd.                                                 56,000             70,051
   Nitto Seimo Co., Ltd.                                                 32,000             94,668
*# Nittoc Construction Co., Ltd.                                         61,000            144,814
   Noda Corp.                                                             1,300              5,045
   Nohmi Bosai, Ltd.                                                     59,000            262,893
   Nomura Co., Ltd.                                                      26,000             99,945
   Noritake Co., Ltd.                                                   178,000            576,972
 # Nosan Corp.                                                          201,000            350,539
   O-M, Ltd.                                                             46,000             57,542
 * OKK Corp.                                                            101,000             94,065
   OSG Corp.                                                             86,000            627,411
 * Obayashi Road Corp.                                                   65,000            115,139
   Odakyu Construction Co., Ltd.                                         29,000             68,846
   Odakyu Real Estate Co., Ltd.                                          58,000            126,041
   Oenon Holdings, Inc.                                                  74,000            150,000
 * Ohki Corp.                                                            73,000             83,318
 * Ohmori Co., Ltd.                                                     184,000             16,801
 * Oie Sangyo Co., Ltd.                                                     400              2,736
   Oiles Corp.                                                           30,000            580,716
   Okabe Co., Ltd.                                                       29,000             80,762
   Okamoto Industries, Inc.                                             212,000            480,059
 * Okamoto Machine Tool Works, Ltd.                                      33,000             82,259
 * Okaya Electric Industries Co., Ltd.                                   16,000             34,332
 * Oki Electric Cable Co., Ltd.                                          56,000             95,617
   Okinawa Electric Power Co., Ltd.                                      20,000            547,845
 * Okuma and Howa Machinery, Ltd.                                        69,000             88,833
*# Okuma Corp.                                                          163,000            363,148
 # Okura Industrial Co., Ltd.                                            96,000            699,489
   Okuwa Co., Ltd.                                                       59,000            588,276
   Olympic Corp.                                                         31,000            389,198
 * Omikenshi Co., Ltd.                                                   53,000             26,132
 * Ono Sokki Co., Ltd.                                                   43,000            133,492
   Organo Corp.                                                         101,000            415,915
 * Orient Watch Co., Ltd.                                                12,000              4,492
 # Oriental Construction Co., Ltd.                                       39,000            159,533
   Oriental Yeast Co., Ltd.                                              34,000            219,485
   Origin Electric Co., Ltd.                                             54,000            239,628
   Osaka Securities Finance Co., Ltd.                                    54,000            111,432
   Osaka Steel Co., Ltd.                                                 52,000            412,126
   Osaki Electric Co., Ltd.                                              56,000            267,422
   Oyo Corp.                                                             40,000            260,409
 # P.S. Mitsubishi Construction Co., Ltd.                                35,000            143,809
   PCA Corp.                                                              6,500             57,569
   Pacific Industrial Co., Ltd.                                          68,000            197,443
 # Parco Co., Ltd.                                                       82,000            414,792
 * Pasco Corp.                                                          111,500            335,966
 * Patlite Corp.                                                          5,000             87,655
 * Penta-Ocean Construction Co., Ltd.                                   379,000            352,977
 # Pentax Corp.                                                         180,000            747,809
   Petrolub International Co., Ltd.                                      12,900             53,004
   Pigeon Corp.                                                          37,000            422,297
   Pilot Corp.                                                               32             92,038

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Piolax, Inc.                                                           8,800    $       112,089
   Pocket Card Co., Ltd.                                                 41,000            378,853
 # Pokka Corp.                                                           48,000            135,866
   Poplar Co., Ltd.                                                       7,260             73,382
   Posful Corp.                                                          26,000            170,928
*# Press Kogyo Co., Ltd.                                                143,000            301,616
*# Prima Meat Packers, Ltd.                                             230,000            201,607
*# Privee Zurich Turnaround Group
     Co., Ltd.                                                           21,000            348,786
   Pulstec Industrial Co., Ltd.                                          21,200            136,468
   Q'Sai Co., Ltd.                                                       42,000            299,124
   Raito Kogyo Co., Ltd.                                                 84,900            281,398
 # Rasa Industries, Ltd.                                                119,000            228,178
 * Real Property                                                         43,900                  0
*# Renown, Inc.                                                         402,000            381,739
 # Resorttrust Inc.                                                      28,600            620,206
   Rheon Automatic Machinery Co., Ltd.                                   40,000            112,856
   Rhythm Watch Co., Ltd.                                               344,000            502,557
 * Ricoh Elemex Corp.                                                    20,000             67,568
   Ricoh Leasing Co., Ltd.                                               10,000            185,354
   Right On Co., Ltd.                                                    21,000            619,339
   Riken Corp.                                                          193,000            585,062
   Riken Keiki Co., Ltd.                                                 33,000            141,015
   Riken Technos Corp.                                                   93,000            264,938
   Riken Vitamin Co., Ltd.                                               24,000            306,793
 # Ringer Hut Co., Ltd.                                                  26,000            250,219
 # Rock Field Co., Ltd.                                                  14,000            155,442
   Rohto Pharmaceutical Co., Ltd.                                        56,000            453,031
   Roland Corp.                                                          26,400            320,599
 * Round One Corp.                                                           58            104,858
 # Royal Co., Ltd.                                                       52,000            465,303
 * Ryobi, Ltd.                                                          238,000            628,032
   Ryoden Trading Co., Ltd.                                              57,000            244,613
   Ryosan Co., Ltd.                                                       1,700             26,093
 # Ryoyo Electro Corp.                                                   40,000            401,753
 # S Foods, Inc.                                                         28,000            191,746
 * S Science Co., Ltd.                                                  139,000             63,459
   S.T. Chemical Co., Ltd.                                               48,000            361,578
   SMK Corp.                                                            127,000            424,416
   SNT Corp.                                                             15,000             49,306
 * SPC Electronics Corp.                                                 29,000            103,798
   SPK Corp.                                                              3,100             35,410
   SRL, Inc.                                                             42,000            321,750
 * SXL Corp.                                                            101,000            164,153
   Saeki Kensetsu Kogyo Co., Ltd.                                        71,000             64,180
 # Sagami Chain Co., Ltd.                                                37,000            305,743
   Sagami Co., Ltd.                                                      51,000            185,802
 * Sailor Pen Co., Ltd.                                                  44,000            161,505
 # Saizeriya Co., Ltd.                                                   78,100            738,071
   Sakai Chemical Industry Co., Ltd.                                    141,000            503,388
   Sakai Heavy Industries, Ltd.                                          60,000            104,638
*# Sakai Ovex Co., Ltd.                                                  85,000            124,954
   Sakata Inx Corp.                                                      92,000            299,050
   Sakata Seed                                                           17,900            186,322
 * Sakurada Co., Ltd.                                                    38,000             29,839
   Sala Corp.                                                            41,000            163,970
   San-Ai Oil Co., Ltd.                                                  98,000            284,551
*# Sanix, Inc.                                                           28,600            228,497
   Sankei Building Co., Ltd.                                             69,000            207,277
   Sanki Engineering Co., Ltd.                                          105,000            533,053
   Sanko Co., Ltd.                                                        2,000             10,409
   Sanko Metal Industrial Co., Ltd.,
     Tokyo                                                               54,000    $        84,806
*# Sankyo Seiki Manufacturing Co., Ltd.                                  76,000            482,286
   Sankyo Seiko Co., Ltd.                                                86,000            261,487
 # Sankyu, Inc., Tokyo                                                  415,000            439,554
   Sanoh Industrial Co., Ltd.                                            53,000            239,545
   Sanshin Electronics Co., Ltd.                                         45,000            255,159
   Sanyo Denki Co., Ltd.                                                 65,000            148,968
 # Sanyo Electric Credit Co., Ltd.                                       43,100            639,889
   Sanyo Engineering & Construction,
     Inc.                                                                21,000             57,524
   Sanyo Industries, Ltd., Tokyo                                         48,000            115,705
 # Sanyo Special Steel Co., Ltd.                                        207,000            291,070
 * Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                                              201,000            167,011
 * Sata Construction Co., Ltd.,
     Gumma                                                               61,000             54,584
   Sato Shoji Corp.                                                      31,000            117,184
   Satori Electric Co., Ltd.                                             10,400            125,347
 * Sawafugji Electric Co., Ltd.                                          31,000             58,026
   Secom Techno Service Co., Ltd.                                        10,500            278,031
 # Seijo Corp.                                                            8,000             89,116
   Seika Corp.                                                          145,000            197,270
 * Seikitokyu Kogyo Co., Ltd.                                            86,000             83,236
 * Seiko Corp.                                                          102,407            532,980
   Seiren Co., Ltd.                                                      81,000            454,849
 # Sekisui Jushi Co., Ltd.                                               59,000            251,580
   Sekisui Plastics Co., Ltd.                                           126,000            281,866
   Sekiwa Real Eastate, Ltd.                                             16,000            115,267
   Sekiwa Real Estate Chubu, Ltd.                                         7,000             29,081
   Senko Co., Ltd.                                                      205,000            514,746
   Senshukai Co., Ltd.                                                   70,000            734,387
   Shaddy Co., Ltd.                                                      27,000            254,912
*# Shibaura Mechatronics Corp.                                           71,000            536,130
   Shibusawa Warehouse Co., Ltd.                                         94,000            189,682
 # Shibuya Kogyo Co., Ltd.                                               54,000            461,998
*# Shikibo, Ltd.                                                        155,000            178,324
   Shikoku Chemicals Corp.                                               89,000            316,116
   Shikoku Coca-Cola Bottling Co., Ltd.                                  31,000            307,679
   Shimizu Bank, Ltd.                                                    12,600            587,893
   Shin Nippon Air Technologies
     Co., Ltd.                                                           31,180            119,573
   Shinagawa Refractories Co., Ltd.                                      82,000            163,970
 * Shindengen Electric Manufacturing
     Co., Ltd.                                                          106,000            281,647
   Shin-Etsu Polymer Co., Ltd.                                          111,000            687,162
   Shinkawa, Ltd.                                                        21,000            396,914
   Shin-Keisei Electric Railway Co., Ltd.                                45,000            145,864
   Shinki Co., Ltd.                                                      61,000            215,550
 # Shinko Electric Co., Ltd.                                            257,000            650,009
   Shinko Plantech Co., Ltd.                                             27,000             27,365
   Shinko Shoji Co., Ltd.                                                29,000            155,962
   Shin-Kobe Electric Machinery
     Co., Ltd.                                                           71,000            223,658
   Shinmaywa Industries, Ltd.                                           148,000            436,487
*# Shinsho Corp.                                                        110,000            168,736
*# Shinwa Kaiun Kaisha, Ltd.                                            238,000            339,007
   Shinyei Kaisha                                                        54,000             78,890
   Shiroki Co., Ltd.                                                    132,000            272,389
   Shizuki Electric Co., Inc.                                            23,000             48,512
 # Sho-Bond Corp.                                                        39,100            193,501

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Shobunsha Publications, Inc.                                          25,000    $       315,011
*# Shochiku Co., Ltd.                                                    99,000            629,145
 # Shoei Co., Ltd.                                                       14,900            166,795
   Shoei Foods Corp.                                                     14,000             55,606
   Shoko Co., Ltd.                                                      156,000            199,416
   Shokusan Bank, Ltd.                                                   52,000            175,676
   Showa Aircraft Industry Co., Ltd.                                     22,000             72,745
*# Showa Electric Wire & Cable
     Co., Ltd., Kawasaki                                                270,000            318,024
 # Showa Highpolymer Co., Ltd.                                           67,000            167,011
   Showa Mining Co., Ltd.                                                36,000             43,718
 # Showa Sangyo Co., Ltd.                                               282,000            584,496
   Showa Tansan Co., Ltd.                                                21,000             58,099
 # Siix Corp.                                                             6,000             94,777
   Silver Ox Inc.                                                        30,000             66,289
*# Silver Seiko, Ltd.                                                    87,000             36,541
   Sinanen Co., Ltd.                                                    160,000            672,023
   Sintokogio, Ltd., Nagoya                                              70,000            194,942
   Snow Brand Seed Co., Ltd.                                             16,000             48,941
   Soda Nikka Co., Ltd.                                                  35,000             59,441
*# Sodick Co., Ltd.                                                      64,000            447,042
 * Software Research Associates, Inc.                                     6,200             40,646
 # Sogo Medical Co., Ltd.                                                 8,800            239,847
 * Sokkisha Co., Ltd.                                                    40,000             54,054
   Sonton Food Industry Co., Ltd.                                        15,000            114,637
 # Sorun Corp.                                                           41,000            223,868
   Sotetsu Rosen Co., Ltd.                                               44,000            273,996
   Sotoh Co., Ltd.                                                       12,000             98,393
   Space Co., Ltd.                                                        9,400             60,681
   Star Micronics Co., Ltd.                                              59,000            338,851
   Starzen Corp.                                                        126,000            195,581
   Stella Chemifa Corp.                                                  14,000            178,707
   Subaru Enterprise Co., Ltd.                                           36,000            104,200
   Sumida Corp.                                                          17,600            509,423
 * Suminoe Textile Co., Ltd.                                             95,000            142,257
 * Sumitomo Coal Mining Co., Ltd.                                        90,500             49,580
   Sumitomo Densetsu Co., Ltd.                                           50,700            134,712
*# Sumitomo Light Metal Industries, Ltd.                                493,000            567,184
*# Sumitomo Mitsui Construction Co., Ltd.                               413,600            302,118
   Sumitomo Pipe & Tube Co., Ltd.                                        35,000             71,905
   Sumitomo Precision Products Co.,
     Ltd., Amagasaki City                                                66,000            177,776
 # Sumitomo Seika Chemicals Co., Ltd.                                   102,000            239,354
 # Sumitomo Special Metals Co., Ltd.                                     76,000            834,113
   Sumitomo Warehouse Co., Ltd.                                         172,000            457,013
 * Sun Wave Corp.                                                        62,000            218,517
   SunTelephone Co., Ltd.                                                44,000            167,933
 # Suruga Corp.                                                          11,000            130,570
 * Suzutan Co., Ltd.                                                     62,000             72,462
 # Sysmex Corp.                                                          23,700            516,111
 # T.Hasegawa Co., Ltd.                                                  35,900            409,743
*# TC Properties Co., Ltd.                                              144,650            843,968
*# TC Properties Co., Ltd.                                              579,000                  0
 * TCM Corp.                                                            146,000            274,617
 * TDF Corp.                                                             11,000             39,271
   TKC Corp.                                                             39,500            517,554
   TOC Co., Ltd.                                                         80,000            431,702
   TYK Corp.                                                             67,000            122,964
   Tabai Espec Corp.                                                     34,000            355,460
   Tachihi Enterprise Co., Ltd.                                          17,000            357,789
   Tachikawa Corp.                                                       14,000             69,029
   Tachi-S Co., Ltd.                                                     21,100    $       146,421
   Tadano, Ltd.                                                         161,000            495,407
   Taihei Dengyo Kaisha, Ltd.                                            55,000            151,662
*# Taihei Kogyo Co., Ltd.                                               114,000            118,663
 * Taiheiyo Kouhatsu, Inc.                                               90,000             69,850
   Taiho Kogyo Co., Ltd.                                                 30,000            245,435
   Taikisha, Ltd.                                                        97,000          1,078,762
   Taisei Rotec Corp.                                                   110,000            163,714
 * Taisei U-lec Co., Ltd.                                               134,000            196,987
 # Taito Co., Ltd.                                                       70,000            171,932
   Taito Corp.                                                              410            535,336
 # Taiyo Toyo Sanso Co., Ltd.                                           232,000            648,210
   Takada Kiko Co., Ltd.                                                 31,000            125,393
 * Takagi Securities Co., Ltd.                                           94,000            225,731
   Takamatsu Corp.                                                       19,500            338,294
   Takano Co., Ltd.                                                      15,000            186,267
 * Takaoka Electric Manufacturing Co.,
     Ltd., Tokyo                                                        156,000            182,323
 * Taka-Q Co., Ltd.                                                      34,500             34,336
   Takara Printing Co., Ltd.                                              6,000             44,047
 * Takarabune Corp.                                                      26,000                237
   Takasago International Corp.                                         136,000            490,504
   Takasago Thermal Engineering Co.,
     Ltd.                                                               106,000            582,652
 * Takashima & Co., Ltd.                                                 60,000             97,516
   Takigami Steel Construction Co., Ltd.                                 18,000             72,316
   Takiron Co., Ltd.                                                     98,000            304,237
   Takuma Co., Ltd.                                                     108,000            565,048
   Tamura Corp.                                                          93,000            332,871
 * Tamura Electric Works, Ltd.                                           74,000            233,784
   Tanseisha Co., Ltd.                                                   26,000             81,428
 # Tasaki Shinju Co., Ltd.                                               53,000            157,761
   Tateho Chemical Industries Co., Ltd.                                  26,500             69,928
   Tatsuta Electric Wire & Cable
     Co., Ltd.                                                          106,000            141,308
   Taya Co., Ltd.                                                         5,000             42,458
   Tayca Corp.                                                           74,000            191,216
 * Teac Corp.                                                            88,000            123,740
   Techno Ryowa, Ltd.                                                    16,400             66,636
   Tecmo, Ltd.                                                           22,000            226,187
   Teikoku Hormone Manufacturing
     Co., Ltd.                                                           33,000            237,135
 # Teikoku Piston Ring Co., Ltd.                                         42,000            145,727
   Teikoku Sen-I Co., Ltd.                                               39,000            123,567
   Teikoku Tsushin Kogyo Co., Ltd.                                       73,000            249,954
   Tekken Corp.                                                         194,000            258,619
   Ten Allied Co., Ltd.                                                  37,000            131,757
   Tenma Corp.                                                           41,000            390,084
   Teraoka Seisakusho Co., Ltd.                                          29,000            278,031
   Tetra Co., Ltd., Tokyo                                                41,000             75,247
 * The Daito Bank, Ltd.                                                 114,000            236,286
 # The Nisshin Oillio Group, Ltd.                                       196,000            486,779
   Three F Co., Ltd.                                                      5,300             30,004
   Tigers Polymer Corp.                                                  16,000             56,099
 * Titan Kogyo KK                                                        36,000             46,019
 # Toa Corp.                                                            247,000            279,657
 # Toa Doro Kogyo Co., Ltd.                                              65,000            118,700
   Toa Oil Co., Ltd.                                                    145,000            206,538
 * Toabo Corp.                                                           73,000             34,660
   Toagosei Co., Ltd.                                                   292,719            553,258
 * Tobu Store Co., Ltd.                                                  71,000            116,043

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Tochigi Fuji Industrial Co., Ltd.                                     51,000    $       128,059
   Toda Kogyo Corp.                                                      68,000            283,747
 # Todentu Corp.                                                         57,000            107,734
   Toei Co., Ltd.                                                       185,000            554,054
   Toenec Corp.                                                         101,000            300,639
   Tohcello Co., Ltd.                                                    21,000             49,470
   Toho Co., Ltd.                                                        35,000            261,733
   Toho Real Estate Co., Ltd.                                            98,000            365,979
 # Toho Titanium Co., Ltd.                                               44,000            335,464
   Toho Zinc Co., Ltd.                                                  156,000            253,543
   Tohoku Bank, Ltd.                                                     63,000            120,225
   Tohoku Misawa Homes Co., Ltd.                                         24,000             98,174
   Tohoku Pioneer Corp.                                                  24,800            396,501
   Tohoku Telecommunications
     Construction Co., Ltd.                                              17,000             42,997
 * Tohpe Corp.                                                           36,000             31,227
   Tohto Suisan Co., Ltd.                                                54,000             84,806
 # Tokai Carbon Co., Ltd.                                               253,000            630,652
*# Tokai Corp.                                                          108,000            437,838
*# Tokai Kanko Co., Ltd.                                                333,000             91,216
 * Tokai Konetsu Kogyo Co., Ltd.                                         15,000             31,090
 # Tokai Pulp & Paper Co., Ltd.                                          88,000            323,010
 * Tokai Senko KK, Nagoya                                                47,000             42,485
 * Tokai Tokyo Securities Co., Ltd.                                     366,250            792,561
 # Tokico, Ltd.                                                         189,000            471,120
 * Tokimec, Inc.                                                        119,000            208,619
   Toko Electric Corp.                                                   39,000            101,488
 # Toko, Inc.                                                           129,000            347,471
   Tokushima Bank, Ltd.                                                  61,200            390,603
   Tokushu Paper Manufacturing
     Co., Ltd.                                                           63,000            230,670
   Tokyo Biso Kogyo Corp.                                                13,000             64,217
 # Tokyo Denpa Co., Ltd.                                                 11,000            195,855
   Tokyo Dome Corp.                                                     233,000            699,936
   Tokyo Energy & Systems, Inc.                                          49,000            156,592
   Tokyo Kikai Seisakusho, Ltd.                                         132,000            318,189
   Tokyo Leasing Co., Ltd.                                               86,000            512,765
   Tokyo Nissan Auto Sales Co., Ltd.                                     97,000            231,163
   Tokyo Rakutenchi Co., Ltd.                                            92,000            331,812
 * Tokyo Rope Manufacturing Co., Ltd.                                   202,000            191,819
   Tokyo Sangyo Co., Ltd.                                                36,500             97,316
   Tokyo Soir Co., Ltd.                                                  17,000             42,997
 * Tokyo Tekko Co., Ltd.                                                 67,000            150,493
   Tokyo Theatres Co., Inc., Tokyo                                      116,000            119,686
   Tokyo Tomin Bank, Ltd.                                                45,200            739,989
   Tokyotokeiba Co., Ltd.                                               422,000            489,354
 # Tokyu Community Corp.                                                 19,000            232,469
*# Tokyu Department Store Co., Ltd.                                     406,000            344,759
   Tokyu Livable Inc.                                                    22,200            231,689
   Tokyu Recreation Corp.                                                32,000            164,792
   Tokyu Store Chain Corp.                                              175,000            648,740
*# Tokyu Tourist Corp.                                                   92,000             71,402
   Toli Corp.                                                            83,000            147,781
   Tomato Bank, Ltd.                                                    128,000            244,266
   Tomen Electronics Corp.                                               10,000            407,232
   Tomoe Corp.                                                           56,000             76,698
*# Tomoegawa Paper Co., Ltd.                                             55,000            185,811
   Tomoku Co., Ltd.                                                     136,000            253,324
 * Tomy Co., Ltd.                                                        27,000            377,685
   Tonami Transportation Co., Ltd.                                      121,000            329,237
   Topcon Corp.                                                          57,000            378,369
   Topre Corp.                                                           67,000    $       416,609
   Topy Industries, Ltd.                                                325,000            765,614
 # Torigoe Co., Ltd.                                                     35,000            119,522
   Torii Pharmaceutical Co., Ltd.                                        36,000            540,066
   Torishima Pump Manufacturing Co.,
     Ltd., Osaka                                                         37,000            173,649
   Tose Co., Ltd.                                                         6,100             55,698
*# Toshiba Ceramics Co., Ltd.                                           350,000            917,184
 # Toshiba Machine Co., Ltd.                                            294,000            883,181
 # Toshiba Plant Kensetsu Co., Ltd.                                     101,000            272,973
 # Toshiba Tungaloy Co., Ltd.                                           124,000            545,727
   Tosho Printing Co., Ltd.                                              81,000            227,054
   Totenko Co., Ltd.                                                     35,000             67,750
   Totetsu Kogyo Co., Ltd.                                               53,000            147,599
 * Totoku Electric Co., Ltd., Tokyo                                      62,000             75,292
   Tottori Bank, Ltd.                                                   127,000            463,842
   Touei Housing Corp.                                                   16,700            427,716
   Towa Corp.                                                            28,000            192,513
   Towa Meccs Corp.                                                      75,000             63,002
*# Towa Real Estate Development Co.,
     Ltd.                                                                80,000            130,752
   Toyo Bussan Co., Ltd.                                                 17,600            133,382
*# Toyo Communication Equipment Co.,
     Ltd.                                                                79,000            331,090
*# Toyo Construction Co., Ltd.                                          290,000            193,298
 # Toyo Corp.                                                            43,100            444,302
 # Toyo Electric Co., Ltd.                                               67,000            210,446
 # Toyo Engineering Corp.                                               473,000            859,450
 * Toyo Kanetsu KK                                                      172,000            202,593
   Toyo Kohan Co., Ltd.                                                 125,000            345,827
 # Toyo Radiator Co., Ltd.                                              104,000            371,293
 * Toyo Securities Co., Ltd.                                            113,000            300,247
 * Toyo Shutter Co., Ltd.                                                77,000             70,307
 * Toyo Sugar Refining Co., Ltd.                                         60,000             63,550
   Toyo Tire & Rubber Co., Ltd.                                         307,000            616,691
   Toyo Wharf & Warehouse Co., Ltd.                                     118,000            179,931
 * Trans Cosmos, Inc.                                                     5,000            118,243
 # Trusco Nakayama Corp.                                                 36,000            426,662
   Tsubaki Nakashima Co., Ltd.                                           56,000            614,609
   Tsubakimoto Kogyo Co., Ltd.                                           44,000             72,316
   Tsudakoma Corp.                                                      101,000            275,740
 * Tsugami Corp.                                                        124,000            211,724
 * Tsukamoto Co., Ltd.                                                   44,000             51,826
   Tsukishima Kikai Co., Ltd.                                            60,000            340,760
   Tsurumi Manufacturing Co., Ltd.                                       35,000            178,643
 # Tsutsumi Jewelry Co., Ltd.                                            24,800            591,015
 # Tsutsunaka Plastic Industry Co., Ltd.                                 58,000            186,413
 * Tsuzuki Denki Co., Ltd.                                               22,000             61,468
   U-Shin, Ltd.                                                          32,000            131,191
   U.Store Co., Ltd.                                                     27,000            219,412
   Ube Material Industries, Ltd.                                        116,000            195,946
   Uchida Yoko Co., Ltd.                                                 72,000            266,253
   Ueki Corp.                                                            47,000             79,821
   Unicafe, Inc.                                                          5,460             74,881
   Unimat Offisco Corp.                                                  27,700            308,059
*# Unitika, Ltd.                                                        699,000            644,622
 * Utoc Corp.                                                            68,000             85,683
   Vital-Net, Inc.                                                       56,300            381,434
   Wakachiku Construction Co., Ltd.                                     161,000            170,526
 # Wakamoto Pharmaceutical Co., Ltd.                                     48,000            127,977
   Wakodo Co., Ltd.                                                       2,000             58,802

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Warabeya Nichiyo Co., Ltd.                                             8,500    $       116,417
 * Watabe Wedding Corp.                                                   4,900             49,125
 # Watami Food Service Co., Ltd.                                         54,700            341,126
 * Wondertable, Ltd.                                                      8,000              9,934
   Wood One Co., Ltd.                                                    86,000            628,981
   Xebio Co., Ltd.                                                       12,000            239,956
 * Yachiyo Musen Denki Co., Ltd.                                          9,000             41,499
   Yahagi Construction Co., Ltd.                                         59,000            206,328
 # Yaizu Suisankagaku Industry Co., Ltd.                                 14,000            104,821
   Yamaichi Electronics Co., Ltd.                                        21,000            222,425
   Yamamura Glass Co., Ltd.                                             155,000            254,748
 * Yamatane Corp.                                                       131,000            156,693
   Yamato Corp.                                                          36,000            127,210
   Yamato International, Inc.                                            43,000            164,116
   Yamato Kogyo Co., Ltd.                                                96,000            679,328
   Yamaura Corp.                                                         19,000             57,597
   Yamazen Co., Ltd.                                                    140,000            250,548
   Yaoko Co., Ltd.                                                       29,000            410,957
   Yasuda Warehouse Co., Ltd.                                            27,000             96,393
   Yellow Hat, Ltd., Tokyo                                               32,000            267,641
   Yokogawa Bridge Corp.                                                 55,400            213,972
   Yokohama Reito Co., Ltd.                                              55,000            274,197
   Yokowo Co., Ltd.                                                      28,000            351,534
 # Yomeishu Seizo Co., Ltd.                                              46,000            335,592
   Yomiuri Land Co., Ltd.                                               157,000            496,001
   Yondenko Corp.                                                        50,800            199,916
 # Yonekyu Corp.                                                         41,500            386,884
   Yonex Co., Ltd.                                                       19,000             93,682
   Yorozu Corp.                                                          26,800            182,305
   Yoshimoto Kogyo Co., Ltd.                                             60,000            441,563
 # Yuasa Corp.                                                          260,000            496,165
   Yuasa Funashoku Co., Ltd.                                             33,000             60,866
*# Yuasa Trading Co., Ltd.                                              174,000            182,706
*# Yuken Kogyo Co., Ltd.                                                 60,000             95,325
   Yuki Gosei Kogyo Co., Ltd.                                            14,000             34,003
   Yukiguni Maitake Co., Ltd.                                            26,000            124,635
   Yuraku Real Estate Co., Ltd.                                          39,000             87,244
   Yurtec Corp.                                                         101,000            364,271
 # Yushin Precision Equipment Co., Ltd.                                  15,000            365,687
   Yushiro Chemical Industry Co., Ltd.                                   10,000             77,611
 * Z-Plus Co., Ltd.                                                      13,000             16,381
   Zenrin Co., Ltd.                                                      49,600            389,481
   Zensho Co., Ltd.                                                      17,000            283,126
 # Zeria Pharmacetical Co., Ltd.                                         60,000            580,716
     i-LOGISTICS Corp.                                                   35,000             54,328
                                                                                   ---------------
 TOTAL COMMON STOCKS
   (Cost $408,723,841)                                                                 275,907,310
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.3%)
 * Japanese Yen
     (Cost $1,045,277)                                                                   1,046,719
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
RIGHTS/WARRANTS -- (0.0%)
* BSL Corp. Rights 01/30/04                                     $         3,950    $             0
* Kanematsu Corp. Warrants 03/31/06                                      20,125                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                      0
                                                                                   ---------------
TOTAL -- JAPAN
  (Cost $409,769,118)                                                                  276,954,029
                                                                                   ---------------
TEMPORARY CASH
  INVESTMENTS -- (22.6%)
  Repuchase Agreement, PNC Capital
    Markets, Inc. 0.82%, 12/01/03
    (Collateralized by $7,330,000 FHLB
    Notes 1.875%, 02/15/05, valued at
    $7,384,975) to be repurchased at
    $7,275,497 (Cost $7,275,000)                                          7,275          7,275,000
  Repurchase agreements in a Pooled
    Cash Account, Mizuho Securities USA, 1.05%, 12/01/03
    (Collateralized by $123,762,000 U.S. Treasury
    Obligations, rates ranging from 2.711% to 10.375%,
    maturities ranging from 08/15/05 tp 02/15/29, valued at
    $73,726,806) to be repurchased at $73,733,257
    (Cost $73,726,806)@                                                  73,727         73,726,806
                                                                                   ---------------

TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $81,001,806)                                                                    81,001,806
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $490,770,924)++                                                            $   357,955,835
                                                                                   ===============

----------
 +  See Note B to Financial Statements.
 @  Security purchased with cash proceeds from securities on loan
 *  Non-Income Producing Securities
 #  Total or Partial Securities on Loan
++  The cost for federal income tax purposes is $493,603,890

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
AUSTRALIA -- (28.0%)
COMMON STOCKS -- (28.0%)
 * A.I., Ltd.                                                           129,195    $        14,023
   A.P. Eagers, Ltd.                                                     25,283            118,916
 * AAV, Ltd.                                                             50,200             57,393
   ABC Learning Centres, Ltd.                                           133,000            324,325
   ADCorp Australia, Ltd.                                               116,497             85,140
   AJ Lucas Group, Ltd.                                                  35,900             57,150
   APN News & Media, Ltd.                                                     1                  3
   ARB Corporation, Ltd.                                                116,670            280,282
 * AV Jennings Homes, Ltd.                                              170,028            227,610
   Abigroup, Ltd.                                                        73,710            211,746
 * Adsteam Marine, Ltd.                                                 342,628            414,035
   Adtrans Group, Ltd.                                                   29,000             77,642
 * Agenix, Ltd.                                                         149,379             76,744
   Alesco Corp., Ltd.                                                    86,411            368,909
   Altium                                                               162,100             63,340
   Amalgamated Holdings, Ltd.                                           195,483            459,717
 * Amity Oil NL                                                         222,481            157,767
 * Amrad Corp., Ltd.                                                    135,523             64,722
 * Anateus Energy, Ltd.                                                 193,687             13,034
 * Arc Energy NL                                                        129,400             86,143
   Ariadne Australia, Ltd.                                              270,353             73,360
   Aspen Group, Ltd.                                                     15,795              1,714
   Atlas Pacific, Ltd.                                                   82,585             13,147
 * AuIron Energy, Ltd.                                                  260,290             11,677
   Ausdrill, Ltd.                                                       115,992             62,109
   Ausmelt, Ltd.                                                         36,118             24,306
   Auspine, Ltd.                                                         42,618             95,599
 * Austal, Ltd.                                                         356,800            227,199
 * Austar United Communications, Ltd.                                   730,792            200,944
 * Austral Coal, Ltd.                                                   285,300            146,574
   Australian Agricultural Co., Ltd.                                    155,000            128,982
*# Australian Magnesium Corp., Ltd.                                     332,383             18,519
 # Australian Pharmaceutical Industries,
     Ltd.                                                               287,700            566,248
 * Australian Worldwide Exploration, Ltd.                               308,100            254,153
 * Auto Group, Ltd.                                                      41,309             18,533
*# Autron Corporation, Ltd.                                             989,247            218,325
   Bank of Queensland, Ltd.                                                 506              3,442
   Beach Petroleum NL                                                 1,814,501            446,410
 * Beaconsfield Gold NL                                                  89,078             13,214
 * Bendigo Mining NL                                                  1,712,123            253,973
 * Beyond International, Ltd.                                            61,256             14,184
 * Biota Holdings, Ltd.                                                  97,808             35,387
   Blackmores, Ltd.                                                      27,894            160,060
   Brazin, Ltd.                                                          98,875            100,164
   Bridgestone Australia, Ltd.                                           49,000             89,350
   Burswood, Ltd.                                                       784,148            658,195
   CMI, Ltd.                                                             32,784             47,919
 * CPI Group, Ltd.                                                       68,585             46,650
   Cabcharge Austalia, Ltd.                                             196,800            441,454
   Campbell Brothers, Ltd.                                               86,099            376,299
 * Cape Range Wireless, Ltd.                                            619,912             18,391
   Capral Aluminium, Ltd.                                                28,943             50,682
   Casinos Austria International, Ltd.                                  258,299            130,834
   Cedar Woods Properties, Ltd.                                          50,913             51,577
 * Cellestis, Ltd.                                                       37,209    $        38,502
   Cellnet Telecommunications Group,
     Ltd.                                                                91,100             63,283
 * Centamin Egypt, Ltd.                                                 996,437            230,727
 # Centennial Coal, Ltd.                                                447,647            800,075
   Central Equity, Ltd.                                                 129,405            180,720
 * Charter Pacific Corp., Ltd.                                           72,823             24,240
 * Charters Towers Gold Mines, Ltd.                                     258,700             42,119
*# Chemeq, Ltd.                                                         120,000            465,419
 * Chiquita Brands South Pacific, Ltd.                                  113,500             72,273
 * Circadian Technologies, Ltd.                                          40,370             55,502
   Citect Corp., Ltd.                                                   109,822            103,307
   Clough, Ltd.                                                         817,737            420,117
 # Coates Hire, Ltd.                                                    472,004            976,810
 # Collection House, Ltd.                                               176,200            214,197
   Colorado Group, Ltd.                                                 135,243            351,324
   Commander Communications, Ltd.                                       106,600             84,849
   Consolidated Minerals, Ltd.                                          251,658            172,995
 * Coplex Resources NL                                                  231,400             15,070
 * Count Financial, Ltd.                                                171,200             91,671
   Coventry Group, Ltd.                                                  58,612            235,384
   Crane Group, Ltd.                                                     83,106            541,219
   Croesus Mining NL                                                    798,235            392,770
   Danks Holdings, Ltd.                                                  10,425             86,072
   Devine, Ltd.                                                         168,183             76,669
 * Dominion Mining, Ltd.                                                168,015             80,240
 * Emporer Mines, Ltd.                                                  120,600             63,704
 * Energy Developments, Ltd.                                            164,549            301,241
 * Energy World Corp., Ltd.                                             325,630              6,598
 * Environmental Solutions International,
     Ltd.                                                                67,364             12,795
   Equigold NL                                                          225,700            251,507
   Evans & Tate, Ltd.                                                    62,500             54,270
   FKP, Ltd.                                                            142,602            242,489
   Fantastic Holdings, Ltd.                                             133,100            359,240
   Fleetwood Corp., Ltd.                                                 47,464            191,645
 * Forest Place Group, Ltd.                                              85,192             29,898
   Freedom Group, Ltd.                                                  201,879            306,767
 * Funtastic, Ltd.                                                       94,900            140,773
   GRD NL                                                               379,594            521,881
   GUD Holdings, Ltd.                                                   114,428            509,220
 * Gale Pacific, Ltd.                                                    34,400             61,483
   Gazal Corp., Ltd.                                                     71,177            133,909
 * Geo2, Ltd.                                                             2,526                356
 * Globe International, Ltd.                                            327,400            111,346
 * Gold Aura                                                              2,635                343
 * Golden West Refining Corp., Ltd.                                      17,330              4,514
 * Goldstream Mining NL                                                  90,901             35,519
   Gowing Bros., Ltd.                                                    58,624            104,354
 * Gradipore, Ltd.                                                       86,855             28,910
 # Graincorp, Ltd. Series A                                              78,059            781,166
 # Grand Hotel Group                                                    383,087            182,953
 # Great Southern Plantations, Ltd.                                     366,530            403,136
   Green's Foods, Ltd.                                                   66,082             45,426
 * Gympie Gold, Ltd.                                                    302,445            109,425
 * HPAL, Ltd.                                                            88,900             91,346
 * Hamilton Island, Ltd.                                                 52,600            126,364
   Hancock and Gore, Ltd.                                                66,108             81,321

                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Hardman Resources NL                                                 717,859    $       363,610
 * Health Communication Network, Ltd.                                   106,000             84,372
   Healthscope, Ltd.                                                    131,852            287,178
 * Henry Walker Eltin Group, Ltd.                                       287,948            191,690
 * Herald Resources, Ltd.                                                69,910             35,411
   Hills Industries, Ltd.                                               263,845            714,034
 * Horizon Oil NL                                                       752,832             49,027
   Housewares International, Ltd.                                       280,209            527,174
 * Hutchison Telecommunications
     (Australia), Ltd.                                                1,065,400            215,858
   IInet, Ltd.                                                           65,200            155,690
   ION, Ltd.                                                            342,085            566,849
   Infomedia, Ltd.                                                      598,900            368,359
   Institute of Drug Technology Australia,
     Ltd.                                                                44,372             61,004
 * Integrated Group, Ltd.                                                55,000             61,687
 * Intellect Holdings, Ltd.                                             403,028            137,066
   Investor Group, Ltd.                                                  48,637             95,023
 * Iress Market Technology, Ltd.                                         81,000            147,115
 * Ixla, Ltd.                                                            89,921              1,497
 * JDV, Ltd.                                                             84,981             33,821
 # Jones (David), Ltd.                                                  658,594            657,650
   Jubilee Mines NL                                                     224,549            653,184
   K&S Corp., Ltd.                                                       86,000            151,218
 * Kagara Zinc, Ltd.                                                    120,700             89,959
   Kaz Group, Ltd.                                                    1,315,977            233,299
 * Keycorp, Ltd.                                                         67,609             60,663
 * Kimberley Diamond Co. NL                                             182,966            129,746
   Kingsgate Consolidated NL                                            132,456            397,757
   Kresta Holdings, Ltd.                                                 56,700             24,617
   Lemarne Corp., Ltd.                                                   20,790             34,600
 * LionOre Mining International, Ltd.                                    25,842            140,250
   MYOB, Ltd.                                                           470,141            340,194
   MacArthur Coal, Ltd.                                                 101,500             85,931
 * MacMahon Holdings, Ltd.                                              192,179             42,413
   Magellan Petroleum Australia, Ltd.                                    32,760             30,817
 * Magnesium International, Ltd.                                        656,061             29,908
   Maryborough Sugar Factory, Ltd.                                          600              2,605
 * Matrix Oil NL                                                        557,000             17,734
   MaxiTRANS Industries, Ltd.                                           157,528             90,050
 # McGuigan Simeon Wines, Ltd.                                          253,183            881,207
   McPherson's, Ltd.                                                     67,828            200,738
 * Metabolic Pharmaceuticals, Ltd.                                      700,000            476,128
 * Metal Storm, Ltd.                                                    406,669            144,190
   Mia Group, Ltd.                                                      237,000            114,900
   Miller's Retail, Ltd.                                                462,814            602,806
 * Mincor Resources NL                                                   73,400             39,834
   Monadelphous Group, Ltd.                                              18,988             64,577
 * Mosaic Oil NL                                                        387,324             60,257
   Namoi Cotton Cooperative, Ltd.                                       142,585             38,175
   National Can Industries, Ltd.                                         97,017             98,984
 * Norwood Abbey, Ltd.                                                   99,000             95,993
 * Novogen, Ltd.                                                        176,419            920,405
 * Novus Petroleum, Ltd.                                                288,634            261,069
 * Oakton, Ltd.                                                          62,800             54,530
 # Oamps, Ltd.                                                          173,075            403,263
*# Orbital Engine Corp., Ltd.                                           537,358             64,157
   OrotonGroup, Ltd.                                                     38,427            174,342
 * PMP, Ltd.                                                            455,871            395,842
   Pacific Hydro, Ltd.                                                  370,312            798,514
 * Pan Pacific Petroleum NL                                             327,800             22,296
   Pan Pharmaceuticals, Ltd.                                            322,766    $       280,264
 * Payce Consolidated, Ltd.                                              18,000             26,050
*# Peptech, Ltd.                                                        281,015            325,348
 * Perilya Mines NL                                                     263,500            202,109
 * Perseverance Corp., Ltd.                                             199,493             48,358
 * Petsec Energy, Ltd.                                                   97,992             61,689
 * Plantcorp NL                                                           4,329                  0
   Plaspak Group, Ltd.                                                   97,158             64,679
*# Polartechnics, Ltd.                                                   43,405             25,754
 * Port Douglas Reef Resorts, Ltd.                                      251,655             19,120
   Portman, Ltd.                                                        343,890            373,258
 * PowerTel, Ltd. Series B                                            4,416,871            118,254
 * Precious Metals Australia, Ltd.                                       10,606                560
 * Preston Resources NL                                                  64,000             12,504
   Primary Health Care, Ltd.                                            190,663            689,818
   Prime Television, Ltd.                                               172,440            305,705
 * Primelife Corp., Ltd.                                                 85,867            170,245
 * Progen Industries, Ltd.                                               24,788             27,622
   Programmed Maintenance Service,
   Ltd.                                                                 119,230            224,314
   Queensland Cotton Holdings, Ltd.                                      39,866             92,599
 * Quiktrak Networks P.L.C
     Entitlement Shares                                                  23,875                  0
 * Quiktrak Networks, Ltd.                                              740,124              2,678
 * RG Capital Radio, Ltd.                                                45,370             91,923
   Ramsay Health Care, Ltd.                                             177,900            565,117
 * Raptis Group, Ltd.                                                    12,000              2,996
   Rebel Sport, Ltd.                                                     88,284            201,229
   Reece Australia, Ltd.                                                159,501            865,611
 * Reinsurance Australia Corp., Ltd.                                    399,993            118,668
*# Resolute Mining, Ltd.                                                287,264            286,852
   Ridley Corp., Ltd.                                                   582,631            493,262
 * Roc Oil Co., Ltd.                                                    170,700            176,631
   Rock Building Society, Ltd.                                           11,373             27,322
 * SDI, Ltd.                                                             18,432            145,378
 * SP Telecommunications, Ltd.                                          136,396            136,201
   SPC Ardmona, Ltd.                                                    337,984            349,728
   STW Communications Group, Ltd.                                       231,843            536,837
   Schaffer Corp., Ltd.                                                  33,766            345,728
   Select Harvests, Ltd.                                                 44,886            180,261
 * Senetas Corp., Ltd.                                                  240,406             11,829
   Servcorp, Ltd.                                                       156,000            188,512
 * Silex System, Ltd.                                                   235,100            151,405
   Skilled Engineering, Ltd.                                            144,962            251,747
 * Solution 6 Holdings, Ltd.                                            402,138            186,232
   Southern Cross Broadcasting
     (Australia), Ltd.                                                  149,270          1,177,327
*# Southern Pacific Petroleum NL                                        698,740            118,818
   Southern Star Group, Ltd.                                            187,907             99,258
 * St. Barbara Mines, Ltd.                                              375,500             20,107
   Star Games, Ltd.                                                     132,410            129,346
 * Straits Resources, Ltd.                                               56,534             40,499
 * Strategic Minerals Corp. NL                                          358,100             85,510
 * Striker Resources NL                                                 435,484             17,646
   Sunland Group, Ltd.                                                   75,095             59,773
   Sydney Aquarium, Ltd.                                                 49,135            170,659
 * Sydney Gas, Ltd.                                                     153,800             91,257
   Symex Holdings, Ltd.                                                 163,000            141,536
   Tandou, Ltd.                                                           3,410              3,578
 * Tap Oil, Ltd.                                                        193,100            202,604
   Technology One, Ltd.                                                 587,800            208,413

                                                                         SHARES             VALUE+
                                                                         ------             ------
 # Tempo Service, Ltd.                                                  184,359    $       192,099
   Thakral Holdings Group                                               948,383            432,337
   The Gribbles Group, Ltd.                                             780,300            299,251
   Ticor, Ltd.                                                          455,148            461,083
 # Timbercorp, Ltd.                                                     250,258            201,006
 * Titan Resources NL                                                    50,000             15,196
 * Tooth & Co., Ltd.                                                    153,000             19,374
   Transfield Services, Ltd.                                            238,000            766,364
   Triako Resources, Ltd.                                                 5,400              6,682
   Troy Resources NL                                                     72,048             93,841
   Trust Company of Australia, Ltd.                                      23,774            129,021
   UXC, Ltd.                                                            181,293            102,323
   United Group, Ltd.                                                   138,399            395,575
 * VeCommerce, Ltd.                                                      13,680              9,404
 * Ventracor, Ltd.                                                      256,924            362,525
 * Victoria Petroleum NL                                                463,964              5,036
   Villa World, Ltd.                                                    134,700            120,861
*# Village Roadshow, Ltd.                                               436,313            584,074
 * Virotec International NL                                             142,891             51,698
   Vision Systems, Ltd.                                                 268,273            190,240
   Volante Group, Ltd.                                                  125,700            109,148
   Waterco, Ltd.                                                         22,304             38,250
   Watpac, Ltd.                                                         129,518             53,420
   Wattyl, Ltd.                                                         131,342            365,900
 * Webster, Ltd.                                                         33,551             16,023
 * Western Metals, Ltd.                                                 385,787              6,002
   Wide Bay Capricorn Building Society,
     Ltd.                                                                26,958            132,646
 * Yates, Ltd.                                                           60,281              2,574
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $41,066,672)                                                                    48,601,616
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
 * Village Roadshow, Ltd. 2% Class A
     (Cost $59,969)                                                      55,477             44,559
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Australian Dollar
     (Cost $30,010)                                                                         31,136
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Amity Oil, Ltd. Options 09/04/04                                           1                  0
 * Axon Instruments, Inc. Options
     Open Pay Date                                                       16,148                  0
 * Geo2, Ltd. Rights                                                      1,684                  0
 * Metal Storm, Ltd. Options 09/06/04                                         1                  0
 * Progen Industries, Ltd. Options                                        3,098                  0
                                                                                   ---------------
 TOTAL RIGHTS/WARRANTS
     (Cost $98)                                                                                  0
                                                                                   ---------------
TOTAL -- AUSTRALIA
  (Cost $41,156,749)                                                                    48,677,311
                                                                                   ---------------
SINGAPORE -- (26.1%)
COMMON STOCKS -- (26.0%)
   ASA Group Holdings, Ltd.                                             586,000            103,676
 * Acma, Ltd.                                                         3,040,700            167,564
 * Airocean Group, Ltd.                                               1,017,000            162,232
 * Alliance Technology & Development,
     Ltd.                                                               156,000              9,502
 # Amtek Engineering, Ltd.                                              597,625            537,333
   Apollo Enterprises, Ltd.                                             193,000             59,056
   Armstrong Industrial Corp.                                         1,460,000    $       122,801
   Ascott Group, Ltd.                                                 1,807,250            440,302
 * Aussino Group, Ltd.                                                   38,000             12,124
   Benjamin (F.J.) Holdings, Ltd.                                     1,095,000            161,971
 # Beyonics Technology, Ltd.                                          3,272,600            541,029
   Blu Inc. Group, Ltd.                                                 729,000            109,947
   Bonvests Holdings, Ltd.                                              825,000            220,138
   Brilliant Manufacturing, Ltd.                                        829,000            319,786
   Bukit Sembawang Estates, Ltd.                                         71,334            595,857
 * CK Tang, Ltd.                                                        614,000            140,685
 # CSE Global, Ltd.                                                     984,000            373,869
   CWT Distribution, Ltd.                                               461,500            145,899
   Central Properties, Ltd.                                              66,000            750,383
   Ch Offshore, Ltd.                                                    823,200            174,293
   Chemical Industries (Far East), Ltd.                                 105,910             64,507
 * China Merchants Holdings Pacific,
     Ltd.                                                               479,000            144,485
   Chip Eng Seng Corp., Ltd.                                          1,775,000            169,889
   Chosen Holdings, Ltd.                                                829,000            137,051
   Chuan Hup Holdings, Ltd.                                           4,116,000          1,134,101
   Chuan Soon Huat Industrial Group,
     Ltd.                                                               614,000            108,630
   Clipsal Industries Holdings, Ltd.                                    351,542            458,820
 * Compact Metal Industries, Ltd.                                       643,000             24,244
   Cosco Corp. Singapore, Ltd.                                        2,783,000            960,535
   Courts Singapore, Ltd.                                               495,000            157,925
 # ECS Holdings, Ltd.                                                 1,375,000            315,052
 * Eagle Brand Holdings, Ltd.                                         3,390,000            226,142
 # Eastern Asia Technology, Ltd.                                      1,368,600            389,005
 * Eastgate Technology, Ltd.                                            870,000            105,979
 * Econ International, Ltd.                                           2,267,000             59,176
   Eng Wah Organisation, Ltd.                                           265,000             35,355
 * Freight Links Express Holdings, Ltd.                               1,648,000             95,596
   Frontline Technologies Corp., Ltd.                                 1,974,000            188,936
 # Fu Yu Manufacturing, Ltd.                                          1,291,000            531,701
   Fuji Offset Plates Manufacturing, Ltd.                                33,750              7,244
   GB Holdings, Ltd.                                                    200,000             75,990
   GK Goh Holdings, Ltd.                                              1,120,000            581,465
   GP Industries, Ltd.                                                1,132,000            584,412
 # Ges International, Ltd.                                            2,077,000            765,056
 * Goodpack, Ltd.                                                       587,000            275,807
 # Guocoland, Ltd.                                                    1,215,000            789,364
   HTL International Holdings, Ltd.                                   1,177,500            659,130
   Ho Bee Investment, Ltd.                                              761,000            110,359
   Hong Fok Corp., Ltd.                                               1,796,000            302,125
   Hong Leong Asia, Ltd.                                              1,048,000          1,124,646
 * Horizon Education & Technologies,
     Ltd.                                                               988,000            134,681
   Hotel Grand Central, Ltd.                                            875,280            192,936
   Hotel Plaza, Ltd.                                                  1,189,000            368,993
 # Hotel Properties, Ltd.                                             1,393,000            832,283
   Hour Glass, Ltd.                                                     298,000             91,617
   Huan Hsin Holdings, Ltd.                                             964,400            643,336
   Hup Seng Huat, Ltd.                                                  900,200             88,771
   Hwa Hong Corp., Ltd.                                               2,488,000            837,069
 # IDT Holdings, Ltd.                                                   514,000            596,315
 * Inno-Pacific Holdings, Ltd.                                          680,000             17,750
   Innovalues Precision, LTd.                                           165,000            172,282
   International Factors (Singapore), Ltd.                              290,000             73,176
 * Internet Technology Group, Ltd.                                      874,408             40,578
 * Interra Resources, Ltd.                                              185,430             26,353

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Intraco, Ltd.                                                        292,500    $        87,381
   Isetan (Singapore), Ltd.                                             122,500            225,257
   JK Yaming International, Ltd.                                        509,000            103,340
 # Jaya Holdings, Ltd.                                                2,733,000          1,284,126
   Jurong Cement, Ltd.                                                  132,500             60,335
   Jurong Engineering, Ltd.                                             112,000            184,510
 # Jurong Technologies Industrial Corp.,
     Ltd.                                                             1,133,000            736,090
 * K1 Ventures, Ltd.                                                  4,012,500            512,060
   Keppel Telecommunications and
     Transportation, Ltd.                                             1,571,000            770,044
   Khong Guan Flour Milling, Ltd.                                        19,000             18,736
   Kian Ann Engineering, Ltd.                                           868,000            118,323
   Kim Eng Holdings, Ltd.                                             2,281,200          1,376,194
   Koh Brothers, Ltd.                                                 1,494,000            112,662
 * L & M Group Investments, Ltd.                                      7,107,100             61,840
   Labroy Marine, Ltd.                                                2,943,000            904,793
 * Lantrovision (S), Ltd.                                               745,000            159,897
   Lee Kim Tah Holdings, Ltd.                                         1,265,000            172,441
 * Leong Hin Holdings, Ltd.                                             526,000             36,614
 * Liang Huat Aluminum, Ltd.                                          1,477,000             68,541
 * Lion Asiapac, Ltd.                                                   129,000             12,347
   Low Keng Huat Singapore, Ltd.                                        372,000             85,236
 * Lum Chang Holdings, Ltd.                                           1,134,030            197,346
 * MCL Land, Ltd.                                                        99,000             76,953
 # MMI Holdings, Ltd.                                                 1,453,000            324,496
 * Magnecomp International, Ltd.                                        583,000            300,983
 * Manufacturing Integration Technology,
     Ltd.                                                               588,000             95,503
 * Mediaring.Com, Ltd.                                                2,094,000            139,687
   Metro Holdings, Ltd.                                               2,256,960            929,534
   Multi-Chem, Ltd.                                                     957,000            149,885
   Nera Telecommunications, Ltd.                                      1,159,000            366,406
   New Toyo Intenational Holdings, Ltd.                                 540,000            209,870
*# Norelco Centreline Holdings, Ltd.                                    586,000            424,904
 * Orchard Parade Holdings, Ltd.                                      1,084,022            257,813
 # Osim International, Ltd.                                             930,000            582,626
   Ossia International, Ltd.                                            708,000             82,138
   PCI, Ltd.                                                            734,000            253,335
 # PSC Corp., Ltd.                                                    4,088,000            296,417
   Pan-United Corp., Ltd.                                             1,624,000            579,354
 * Pentex-Schweizer Circuits, Ltd.                                      916,000            140,807
   Pertama Holdings, Ltd.                                               459,750             78,673
   Popular Holdings, Ltd.                                             1,129,000            294,706
 * Qian Hu Corp., Ltd.                                                  266,000            115,725
   Robinson & Co., Ltd.                                                 284,832          1,239,176
   Rotary Engineering, Ltd.                                           1,231,000            385,598
   SBS Transit, Ltd.                                                    857,000            621,404
   SMB United, Ltd.                                                   1,254,000            167,305
   SNP Corp., Ltd.                                                      288,995            219,606
 * SP Corp., Ltd.                                                       454,000             23,702
   San Teh, Ltd.                                                        838,406            221,283
   Sea View Hotel, Ltd.                                                  66,000            344,564
 * Seatown Corp., Ltd.                                                  101,000              1,758
 * Sembawang Kimtrans, Ltd.                                           1,295,000            146,483
 * Sin Soon Huat, Ltd.                                                1,307,000             68,234
   Sing Investments & Finance, Ltd.                                      94,500             82,774
 # Singapore Food Industries, Ltd.                                    1,446,000            620,702
   Singapore Reinsurance Corp., Ltd.                                  1,540,935            223,464
   Singapura Finance, Ltd.                                              139,250            107,431
 * Singatronics, Ltd.                                                   748,000            151,863
   Ssangyong Cement (Singapore), Ltd.                                   236,000            161,539
   Stamford Land Corp., Ltd.                                          3,229,000    $       458,899
   Straits Trading Co., Ltd.                                          1,117,200          1,172,985
 * Sunright, Ltd.                                                       378,000            130,464
   Superbowl Holdings, Ltd.                                             490,000             57,558
   Superior Metal Printing, Ltd.                                        490,500             73,977
 * TSM Resources, Ltd.                                                  688,000            153,650
*# TT International, Ltd.                                             1,094,000            218,937
 * Tiong Woon Corp. Holding, Ltd.                                       652,000            198,559
 * Transmarco, Ltd.                                                     106,500             60,233
 * Trek 2000 International, Ltd.                                        622,000            198,443
 * Tuan Sing Holdings, Ltd.                                           3,362,000            214,523
   UOB-Kay Hian Holdings, Ltd.                                        1,602,000            873,521
 * Ultro Technologies, Ltd.                                             530,000             61,488
 # Unisteel Technology, Ltd.                                            898,000            656,341
   United Engineers, Ltd.                                               632,666            590,858
   United Overseas Insurance, Ltd.                                      125,500            235,869
   United Pulp & Paper Co., Ltd.                                        354,000             80,085
   Vicom, Ltd.                                                          120,000             60,212
   WBL Corp., Ltd.                                                      510,000            875,679
   Wing Tai Holdings, Ltd.                                            2,332,000          1,068,657
 * Xpress Holdings, Ltd.                                              1,392,000             64,597
 * Yongnam Holdi                                                      1,004,000             23,296
                                                                                   ---------------
 TOTAL COMMON STOCKS
  (Cost $48,644,710)                                                                    45,150,959
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Singapore Dollars
     (Cost $248,027)                                                                       247,996
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Acma, Ltd. Warrants 11/16/04
     (Cost $0)                                                          236,300              1,371
                                                                                   ---------------
TOTAL -- SINGAPORE
     (Cost $48,892,737)                                                                 45,400,326
                                                                                   ---------------
HONG KONG -- (25.2%)
COMMON STOCKS -- (25.2%)
   ABC Communications (Holdings),
     Ltd.                                                               930,000             35,924
   ALCO Holdings, Ltd.                                                  602,000            220,916
 * APT Satellite Holdings, Ltd.                                         354,000            107,116
   Aeon Credit Service (Asia) Co., Ltd.                                 522,000            312,542
 * Allied Group, Ltd.                                                 5,592,000            381,618
 * Allied Properties, Ltd.                                              802,600            284,195
 * Anex International Holdings, Ltd.                                    152,000              2,114
 * Applied China, Ltd.                                                1,036,250             18,547
 * Applied International Holdings, Ltd.                               1,243,000             19,526
   Arts Optical International Holdings,
     Ltd.                                                               468,000            146,131
   Asia Aluminum Holdings, Ltd.                                       2,460,000            478,297
 * Asia Commercial Holdings, Ltd.                                        72,800              1,781
   Asia Financial Holdings, Ltd.                                      1,976,908            442,916
 * Asia Logistics Technologies, Ltd.                                  2,214,000             12,828
 * Asia Standard International Group,
     Ltd.                                                             5,136,000            195,089
 * Asia Tele-Net & Technology Corp.,
     Ltd.                                                            10,420,000             18,784
   Associated International Hotels, Ltd.                                898,000            757,361
 * Automated Systems Holdings, Ltd.                                     234,000             49,112
 * Baltrans Holdings, Ltd.                                              376,000            145,243
 * Beijing Development (Hong Kong),
     Ltd.                                                               166,000             24,367

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Bossini International Holdings, Ltd.                                 228,750    $         9,720
   Bright International Group, Ltd.                                     302,000             42,774
   CCT Telecom Holdings, Ltd.                                           472,970             53,592
 * CEC International Holdings, Ltd.                                     210,000              4,732
 * CNT Group, Ltd.                                                    3,078,000             72,528
 * COSCO International Holdings, Ltd.                                 2,573,600            188,887
 * Capital Prosper, Ltd.                                                480,000              4,635
 * Capital Strategic Investment, Ltd.                                   122,000              2,136
 * Cash Financial Services Group, Ltd.                                   13,509                774
 * Casil Telecommunications
     Holdings, Ltd.                                                     428,000             21,217
 * Catic International Holdings, Ltd.                                 3,290,000             96,163
 * Celestial Asia Securities Holdings,
     Ltd.                                                               128,036              8,243
 * Central China Enterprises, Ltd.                                    2,104,000              5,418
 # Champion Technology Holdings, Ltd.                                   987,386            212,319
   Chen Hsong Holdings, Ltd.                                          1,515,000            970,490
 * Cheuk Nang (Holdings), Ltd.                                          112,501             19,266
 * Cheung Tai Hong Holdings, Ltd.                                       100,920              3,249
 * Chevalier Construction Holdings, Ltd.                                131,203              4,055
   Chevalier International Holdings, Ltd.                               431,143            219,282
 * Chevalier Itech Holdings, Ltd.                                       355,250             39,338
*# China Aerospace International
     Holdings, Ltd.                                                   2,430,000            175,218
 * China Bio-Medical Group Limited                                      415,000              4,970
 * China City Natural Gas Holdings, Ltd.                              5,800,000             31,366
 * China Digicontent Co., Ltd.                                        2,710,000              3,489
 * China Everbright International, Ltd.                               3,185,000            127,132
 * China Everbright Technology, Ltd.                                  3,244,000            131,576
 * China Gas Holdings, Ltd.                                           1,514,000            157,905
   China Hong-Kong Photo Products
     Holdings, Ltd.                                                   1,909,000            125,361
 * China Investments Holdings, Ltd.                                     210,000              4,543
 * China Motion Telecom International,
     Ltd.                                                               257,000             21,840
   China Motor Bus Co., Ltd.                                             74,000            466,888
 * China Nan Feng Group, Ltd.                                            96,000                136
   China Online (Bermuda), Ltd.                                         423,200             55,037
   China Rare Earth Holdings, Ltd.                                      700,000            101,850
 # China Resources Land, Ltd.                                         1,878,000            261,159
   China Resources Logic, Ltd.                                        3,272,000            341,259
 * China Rich Holdings, Ltd.                                          3,380,000             31,335
 * China Sci-Tech Holdings, Ltd.                                      2,786,000              5,740
 * China Star Entertainment, Ltd.                                        50,292              7,317
 * China Strategic Holdings, Ltd.                                       376,000              8,182
   Chinney Investments, Ltd.                                          1,144,000             61,867
   Chow Sang Sang Holdings
     International, Ltd.                                                721,400            218,288
   Chuangs China Investments, Ltd.                                    1,347,000             57,236
 * Chuang's Consortium International,
     Ltd.                                                             1,858,884             76,593
   Chun Wo Holdings, Ltd.                                             1,671,917             92,570
 * Chung Tai Printing Holdings, Ltd.                                    268,000             48,656
   City e Solutions, Ltd.                                               186,000             22,034
*# City Telecom (H.K.), Ltd.                                            754,000            308,248
 * Climax International Co., Ltd.                                       296,000                991
 * Coastal Greenland, Ltd.                                              300,000              6,335
 * Compass Pacific Holdings, Ltd.                                       624,000             14,462
 * Computer & Technologies Holdings,
     Ltd.                                                               220,000             51,273
   Continental Holdings, Ltd.                                            98,825              8,907
 * Continental Mariner Investment Co.,
     Ltd.                                                             1,328,000    $       196,644
 # Coslight Technology International
     Group, Ltd.                                                        466,000            217,510
 * Cosmos Machinery Enterprises, Ltd.                                 1,024,000             48,785
 * Crocodile Garments, Ltd.                                           1,539,000             59,449
   Cross Harbour Tunnel Co., Ltd.                                       377,148            194,248
 * Culturecom Holdings, Ltd.                                          3,767,000            133,387
 * DVN Holdings, Ltd.                                                   292,490             31,259
 * Dan Form Holdings Co., Ltd.                                        2,386,600             61,460
   Daqing Petroleum &
     Chemical Group, Ltd.                                               735,000             59,623
   Dickson Concepts International, Ltd.                                 320,000            193,657
 # Digital China Holdings, Ltd.                                         639,000            228,323
 * Dynamic Global Holdings, Ltd.                                      1,446,000             17,129
   Dynamic Holdings, Ltd.                                               244,000             38,330
 * Easyknit International Holdings, Ltd.                                282,860              3,861
 * Eforce Holdings, Ltd.                                              2,620,000            126,508
   Egana Jewelry and Pearls                                             331,789            102,532
 # Eganagoldfeil Holdings Ltd.                                        2,017,235            410,392
   Elec & Eltek International
     Holdings, Ltd.                                                   3,078,790            606,536
 * Emperor International Holdings, Ltd.                                  64,436             19,912
 * Extrawell Pharmaceutical
     Holdings, Ltd.                                                   3,220,000            102,409
 * Ezcom Holdings, Ltd.                                                  72,576              3,224
 * Fairwood Holdings, Ltd.                                               42,600              6,802
   Far East Consortium International,
     Ltd.                                                             1,672,000            215,289
 * Far East Hotels & Entertainment, Ltd.                              1,853,000             81,122
   Far East Pharmaceutical Technology
     Co., Ltd.                                                        2,560,000            303,259
   First Sign International Holdings, Ltd.                            1,050,000             51,376
 * Forefront International Holdings, Ltd.                               658,000            201,222
 * Foundation Group, Ltd.                                                83,800              2,913
 * Founder Holdings, Ltd.                                             1,374,000            150,380
   Four Seas Frozen Food Holdings, Ltd.                                 347,184             40,680
   Four Seas Mercantile Holdings, Ltd.                                  592,000            207,718
 * Fujian Group, Ltd.                                                 2,378,000             25,108
 * Fushan Holdings, Ltd.                                              2,566,000             89,208
   GZI Transport, Ltd.                                                  850,000            257,201
 * GeoMaxima Energy Holdings, Ltd.                                    5,810,000            115,208
   Global China Group Holdings, Ltd.                                  2,288,000            185,602
   Global Green Tech Group, Ltd.                                      1,012,000            174,611
*# Global Tech (Holdings), Ltd.                                       5,612,000             67,925
   Glorious Sun Enterprises, Ltd.                                     1,066,000            377,464
   Gold Peak Industries (Holdings), Ltd.                              1,059,250            330,747
 * Goldbond Group Holdings, Ltd. New                                     99,900              2,573
   Golden Resources Development
     International, Ltd.                                              1,456,500             65,639
 * Gold-Face Holdings, Ltd.                                           2,003,600            139,312
   Goldlion Holdings, Ltd.                                            1,438,000            120,353
   Golik Holdings, Ltd.                                                 930,500             73,086
   Good Fellow Group, Ltd.                                            3,488,000            190,876
 * Gorient Holdings, Ltd.                                                73,700                209
 * Great Wall Cybertech, Ltd.                                        15,795,170             20,338
   Group Sense (International), Ltd.                                  2,062,000            297,366
   Guangdong Brewery Holdings, Ltd.                                   1,742,000            430,660
 * Guangnan Holdings, Ltd.                                           11,246,000            241,824
 * HKR International, Ltd.                                            1,884,860            600,675
 * Hang Fung Gold Technology, Ltd.                                      458,000             80,203
   Hang Ten Group Holdings, Ltd.                                        585,039              1,281

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hanny Holdings, Ltd.                                                 136,658    $        34,313
 * Hansom Eastern Holdings, Ltd.                                      3,473,235             36,225
   Harbour Centre Development, Ltd.                                     517,000            532,557
   Henderson China Holdings, Ltd.                                       815,000            396,150
 * Heng Fung Holdings, Ltd.                                              42,000             34,611
   High Fashion International, Ltd.                                     268,000             39,684
 * Hon Kwok Land Investment Co., Ltd.                                   572,535             94,362
   Hong Kong Catering Management,
     Ltd.                                                               512,000             48,785
 * Hong Kong Construction Holdings,
     Ltd.                                                               970,000             61,200
   Hong Kong Ferry (Holdings) Co., Ltd.                                 671,300            674,212
 * Hong Kong Parkview Group, Ltd.                                     1,130,000             72,750
 * Hong Kong Pharmaceuticals
     Holdings, Ltd.                                                   1,834,000             86,194
   Hongkong Chinese, Ltd.                                             1,682,000            223,074
 * Hop Hing Holdings, Ltd.                                              660,265             29,756
   Hopson Development Holdings, Ltd.                                    936,000            154,266
 * Hsin Chong Construction Group, Ltd.                                1,569,658             66,697
 * Hualing Holdings, Ltd.                                             1,344,000             59,704
 * Hudson Holdings, Ltd.                                                256,000              4,615
 * Hycomm Wireless, Ltd.                                              1,383,000             15,849
 * I-China Holdings, Ltd.                                               854,000              3,409
   IDT International, Ltd.                                            4,028,486            606,894
 * IMI Global Holdings, Ltd.                                             91,600             20,758
 * ITC Corp., Ltd.                                                      466,157             23,409
 * Innomaxx Biotechnology Group, Ltd.                                 1,794,000            102,794
 * Interchina Holdings Co., Ltd.                                      2,640,000            186,961
 * Inworld Group, Ltd.                                                    2,036                 12
   K Wah International Holdings, Ltd.                                 3,009,831            430,180
   K. Wah Construction Materials, Ltd.                                2,404,949            185,799
 * KPI Co., Ltd.                                                        264,000              4,453
   KTP Holdings, Ltd.                                                   180,400             25,551
 * Kader Holdings Co., Ltd.                                             545,600             11,662
   Karrie International Holdings, Ltd.                                  488,000            152,376
   Keck Seng Investments (Hong Kong),
     Ltd.                                                               858,600             90,655
   Kee-Shing Holdings Co., Ltd.                                         886,000             54,189
   Kin Yat Hldgs                                                        304,000             59,889
 * King Fook Holdings, Ltd.                                           1,000,000             79,832
 * King Pacific International Holdings,
     Ltd.                                                             1,404,200             22,058
 # Kingmaker Footwear Holdings, Ltd.                                  1,058,750            456,692
 * Kong Sun Holdings, Ltd.                                            2,198,000              6,792
   Kowloon Development Co., Ltd.                                        604,000            443,299
 * Kwong Sang Hong International, Ltd.                                1,434,000             77,550
   Kwoon Chung Bus Holdings, Ltd.                                       556,000             84,478
 * Lai Sun Development Co., Ltd.                                      2,970,000             42,449
 * Lai Sun Garment (International), Ltd.                              2,325,000             58,377
 * Lam Soon (Hong Kong), Ltd.                                           302,310            104,127
 * Le Saunda Holdings, Ltd.                                             236,000              7,020
 * Leading Spirit High-Tech Holdings
     Co., Ltd.                                                        2,310,000              2,974
 * Leaptek, Ltd.                                                        193,000                994
   Lerado Group (Holding) Co., Ltd.                                     580,000            113,516
 * LifeTec Group, Ltd.                                                1,383,000             16,561
 * Lippo, Ltd.                                                        1,074,760            164,681
   Liu Chong Hing Investment, Ltd.                                      635,200            445,751
   Luks Industrial Group, Ltd.                                          645,555            101,409
   Lung Kee (Bermuda) Holdings, Ltd.                                    857,500            449,932
 * Mae Holdings, Ltd.                                                 2,220,000              5,431
 * Magnificent Estates, Ltd.                                          2,368,000             13,721
 * Magnum International Holdings, Ltd.                                  300,000    $         3,283
   Mainland Headwear Holdings, Ltd.                                     226,000             75,660
 * Mansion House Group, Ltd.                                            600,000             23,177
 * Matrix Holdings, Ltd.                                                402,000             96,277
 * Mei Ah Entertainment Group, Ltd.                                   1,142,000             36,026
   Melbourne Enterprises, Ltd.                                           45,500            176,931
   Midland Realty (Holding), Ltd.                                       860,000            189,356
 * Millennium Group, Ltd.                                               928,000             21,508
 * Min Xin Holdings, Ltd.                                               753,200            116,380
 * Morning Star Resources, Ltd.                                       1,845,000             15,917
   Moulin International Holdings, Ltd.                                  699,274            549,240
   Nanyang Holdings, Ltd.                                               137,500            123,933
 * National Electronics Holdings, Ltd.                                2,156,000             69,402
 * New China Merchants Dichain                                        3,520,000             63,907
   New Island Printing Holdings, Ltd.                                   176,000             14,957
 * New World China Land, Ltd.                                           702,800            157,459
 * New World Cyberbase, Ltd.                                             25,220                130
*# New World Infrastructure, Ltd.                                     1,065,400            181,081
 * Newocean Green Energy Holdings,
     Ltd.                                                             3,931,200             65,298
 # Ngai Lik Industrial Holdings, Ltd.                                 1,556,000            651,146
 * Onfem Holdings, Ltd.                                               1,266,000             81,506
   Orient Power Holdings, Ltd.                                          360,000             50,989
 * Oriental Metals Holdings Co., Ltd.                                 1,237,800             47,814
   Oriental Watch Holdings, Ltd.                                        134,000             28,814
   Pacific Andes International Holdings,
     Ltd.                                                               888,000            160,076
   Pacific Century Insurance Holdings,
     Ltd.                                                             1,026,000            396,327
 * Pacific Plywood Holdings, Ltd.                                     4,430,000             11,408
   Paul Y. ITC Construction Holdings,
     Ltd.                                                               520,000             48,208
   Peace Mark Holdings, Ltd.                                          1,105,315            142,322
   Pegasus International Holdings, Ltd.                                 226,000             31,719
   Perfectech International Holdings, Ltd.                              571,450             49,299
   Pico Far East Holdings, Ltd.                                       1,190,000             62,056
   Playmates Holdings, Ltd.                                           1,585,000            334,702
   Pokfulam Development Co., Ltd.                                       234,000             61,767
 * Poly Investments Holdings, Ltd.                                    2,670,000             56,726
   Prime Success International Group,
     Ltd.                                                               768,000             30,161
 # Proview International Holdings, Ltd.                                 944,000            249,179
*# QPL International Holdings, Ltd.                                   1,191,000            467,732
   Quality Healthcare Asia, Ltd.                                      1,338,000             38,591
 * Rainbow International Holdings, Ltd.                                   2,036                 20
   Raymond Industrial, Ltd.                                             605,400            189,034
 * Regal Hotels International Holdings,
     Ltd.                                                             9,400,000            160,977
 * Rexcapital International Holdings, Ltd.                            1,272,905             27,863
 * Riche Multi-Media Holdings, Ltd.                                     706,000            268,171
 * Rivera Holdings, Ltd.                                              3,620,000            107,673
 * Riverhill Holdings, Ltd.                                               2,036                 28
   Road King Infrastructure, Ltd.                                       449,000            323,757
   Roadshow Holdings, Ltd.                                            1,456,000            194,975
   S.A.S.Dragon Holdings, Ltd.                                        1,696,000            163,784
   SA SA International Holdings, Ltd.                                 1,614,000            363,686
 * SEEC Media Group, Ltd.                                             1,692,000             93,682
   SNP Leefung Holdings, Ltd.                                           144,000             24,104
   Safety Godown Co., Ltd.                                              408,000            147,097
   Saint Honore Holdings, Ltd.                                          128,000             16,811
   San Miguel Brewery Hong Kong, Ltd.                                   612,800            153,076
   Sea Holdings, Ltd.                                                   832,000            176,763

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Seapower Resources International,
     Ltd.                                                             2,528,000    $         8,789
   Shanghai Allied Cement, Ltd.                                         356,080             25,217
 * Shanghai Century Holdings, Ltd.                                    5,242,000            127,569
 * Shanghai Land Holdings, Ltd.                                       1,464,000             65,035
   Shanghai Real Estates, Ltd.                                        1,692,000            124,183
   Shaw Brothers Hong Kong, Ltd.                                        237,000            262,441
   Shell Electric Manufacturing
     (Holdings) Co., Ltd.                                               553,792            136,909
   Shenyin Wanguo (Hong Kong), Ltd.                                     847,500            102,578
 * Shenzhen International Holdings, Ltd.                              6,187,500            258,931
   Shougang Concord Century
     Holdings, Ltd.                                                   1,292,000            187,986
 * Shougang Concord Grand (Group),
     Ltd.                                                             1,701,000            135,794
 * Shougang Concord International
   Enterprises Co., Ltd.                                              4,166,000            219,932
 * Shougang Concord Technology
   Holdings, Ltd.                                                     1,647,914            227,041
 * Shui On Construction & Materials, Ltd.                               282,000            397,602
 * Shun Ho Resources Holdings, Ltd.                                     483,000             14,864
 * Shun Ho Technology Holdings, Ltd.                                  1,037,452             29,388
   Silver Grant International Industries,
     Ltd.                                                             2,087,000            228,416
 * Sincere Co., Ltd.                                                    505,500             18,550
   Singamas Container Holdings, Ltd.                                    838,000            445,096
 * Sinocan Holdings, Ltd.                                               350,000              1,758
 * Sino-i Technology, Ltd.                                           19,383,158            509,143
   Sinolink Worldwide Holdings, Ltd.                                  2,314,000            274,117
   Sinopec Kantons Holdings, Ltd.                                     1,296,000            185,231
 * Skynet (International Group) Holdings,
     Ltd.                                                               244,240                314
 * Softbank Investment International
     (Strategic), Ltd.                                                1,434,000             16,618
 * Solartech New Shares                                                  49,600              3,640
 * South China Brokerage Co., Ltd.                                    4,872,000             28,230
 * South China Industries, Ltd.                                       1,124,000             30,393
   Southeast Asia Properties &
     Finance, Ltd.                                                      263,538             39,363
   Starlight International Holdings,
     Ltd. (New)                                                       1,311,292            209,366
   Starlite Holdings, Ltd.                                              336,000             35,909
 * Stelux Holdings International, Ltd.                                1,307,702             45,463
 * Styland Holdings, Ltd.                                               101,808                328
   Sun Hing Vision Group Holdings, Ltd.                                 206,000             78,911
   Sun Hung Kai & Co., Ltd.                                           2,048,600            458,978
 * Sun Innovation Holdings, Ltd.                                      1,420,360              2,926
 * Sun Media Group Holdings, Ltd.                                     9,814,000             37,910
 * Sunday Communications, Ltd.                                        4,441,000            174,408
 # Sunway International Holdings, Ltd.                                  866,000             40,700
 * Suwa International Holdings, Ltd.                                  1,062,000             42,391
 * TCC International Holdings, Ltd.                                     678,000            104,760
 * Tack Hsin Holdings, Ltd.                                             542,000             10,468
   Tai Cheung Holdings, Ltd.                                          1,013,000            319,566
   Tai Fook Securities Group, Ltd.                                      590,000             74,450
   Tai Sang Land Development, Ltd.                                      471,984            120,331
   Tak Sing Alliance Holdings, Ltd.                                   2,909,865            104,910
 # Tan Chong International, Ltd.                                        666,000            124,345
 * Termbray Industries International
     (Holdings), Ltd.                                                 2,304,900            118,713
   Tern Properties Co., Ltd.                                             61,200             12,214
 * The Sun's Group, Ltd.                                             17,004,000             21,895
 * Tian An China Investments Co., Ltd.                                9,795,750    $       237,127
   Tian Teck Land, Ltd.                                               1,098,000            328,708
 # Tianjin Development Holdings, Ltd.                                   846,000            400,325
 * Titan (Holdings), Ltd.                                             4,900,000            201,898
 * Tomorrow International Holdings,
     Ltd. New                                                           165,000             20,821
 # Top Form International, Ltd.                                       1,586,000            238,932
   Tristate Holdings, Ltd.                                              138,000             32,873
   Truly International Holdings, Ltd.                                 1,014,000            940,060
   Tungtex (Holdings) Co., Ltd.                                         788,000            306,928
 * Tysan Holdings, Ltd.                                               1,040,773             23,050
 * U-Cyber Technology Holdings, Ltd.                                    432,800             10,644
   U-Right International Holdings, Ltd.                                 896,000             48,455
   USI Holdings, Ltd.                                                   928,999            101,676
 * United Power Investment, Ltd.                                      1,664,000             28,925
 * Universal Holdings Ltd.                                            2,770,000             11,413
 * Universe International Holdings, Ltd.                                573,339             13,879
   Van Shung Chong Holdings, Ltd.                                       359,335             84,209
 * Vanda Systems & Communications
     Holdings, Ltd.                                                   1,920,000            212,611
 # Varitronix International, Ltd.                                       276,344            291,776
   Veeko International Holdings, Ltd.                                 1,420,000             32,546
   Victory City International Holdings, Ltd.                            509,613            231,305
   Vitasoy International Holdings, Ltd.                               1,033,000            264,691
 * Wah Ha Realty Co., Ltd.                                              278,600             47,352
 * Wah Nam International                                                 38,696              1,246
   Wai Kee Holdings, Ltd.                                             1,265,738            161,348
 * Wang ON Group Ltd New                                                 46,440              5,083
   Wellnet Holdings, Ltd.                                             2,059,200            159,087
 * Winfoong International, Ltd.                                       1,210,000             26,019
   Wing On Co. International, Ltd.                                      565,000            451,051
   Wing Shan International, Ltd.                                        896,000             49,032
 * Winsan China Investment Group, Ltd.                                1,296,000             10,847
   Wong's International (Holdings), Ltd.                                400,641             60,357
 * Wonson International Holdings, Ltd.                                4,040,000             12,485
   World Houseware (Holdings), Ltd.                                     605,700             25,737
 * Xinao Gas Holdings, Ltd.                                           1,094,000            584,589
   Y. T. Realty Group, Ltd.                                             965,000             55,915
   YGM Trading, Ltd.                                                    228,000            130,641
   Yangtzekiang Garment Manufacturing
     Co., Ltd.                                                          405,000             85,523
 * Yanion International Holdings, Ltd.                                  118,000              6,229
 * Yaohan International Holdings, Ltd.                                  974,000                  0
 * Yau Lee Holdings, Ltd.                                               534,000             18,565
 * Yip's Chemical Holdings, Ltd.                                        372,000             87,177
 * Yugang International, Ltd.                                        11,916,000             90,525
 * Yunnan Enterprises Holdings, Ltd.                                    240,000             14,524
 * Zhu Kuan Development Co., Ltd.                                       646,000             28,281
 * e-New Media Co., Ltd.                                                320,000             10,054
 * eSun Holdings, Ltd.                                                  653,600             19,777
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $65,181,292)                                                                    43,828,366
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Allied Properties, Ltd. Warrants
     12/06/04                                                            80,260                  0
 * Applied China, Ltd. Warrants 04/30/04                                207,250                267
 * Climax International Co., Ltd.
     Warrants 02/08/04                                                   11,200                 14
 * Goldbond Group Holdings, Ltd.
     Rights 12/15/03                                                    399,600              5,145
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
TOTAL RIGHTS/WARRANTS
  (Cost $100,548)                                                                  $         5,426
                                                                                   ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $2,086)                                                                           2,086
                                                                                   ---------------
TOTAL -- HONG KONG
  (Cost $65,283,926)                                                                    43,835,878
                                                                                   ---------------
NEW ZEALAND -- (9.3%)
COMMON STOCKS -- (9.3%)
 * AFFCO Holdings, Ltd.                                               1,640,950            241,168
   CDL Hotels NZ, Ltd.                                                1,243,344            317,796
   CDL Investments NZ, Ltd.                                             286,445             53,081
   Cavalier Corp., Ltd.                                                 249,212            883,810
   Colonial Motor Co., Ltd.                                              93,695            170,032
 * Cue Energy Resources NL                                              452,354             16,476
   DB Breweries, Ltd.                                                   312,589          1,557,991
   Ebos Group, Ltd.                                                      82,808            169,324
 * Evergreen Forests, Ltd.                                              323,301             92,964
 * Fletcher Challenge Forests, Ltd.                                     475,200            397,781
   Hallenstein Glassons Holdings, Ltd.                                  206,438            397,057
   Hellaby Holdings, Ltd.                                               179,079            550,410
   Horizon Energy Distribution, Ltd.                                     40,420             92,465
 * Kingsgate International Corp., Ltd.                                  479,679             73,563
 * Met Lifecare, Ltd.                                                   234,168            329,190
 # Michael Hill International, Ltd.                                     137,246            403,417
 * New Zealand Oil & Gas, Ltd.                                          420,122             96,644
   New Zealand Refining Co., Ltd.                                        72,719            760,200
   Northland Port Corp. (New Zealand),
     Ltd.                                                               219,997            411,890
   Nuplex Industries, Ltd.                                              229,674            610,523
 * Pacific Retail Group, Ltd.                                           194,156            303,958
   Port of Tauranga, Ltd.                                               541,952          1,423,310
   Powerco, Ltd.                                                        728,453            837,859
 * Provenco Group, Ltd.                                                 281,600             79,174
   Pyne Gould Guinness, Ltd.                                            146,734            117,203
   Restaurant Brand New Zealand, Ltd.                                   369,175            261,850
 * Richina Pacific, Ltd.                                                274,644             59,669
 * Rubicon, Ltd.                                                        395,021            194,360
 * Ryman Healthcare Group, Ltd.                                         300,000            406,400
   Sanford, Ltd.                                                        340,412          1,161,563
   Scott Technology, Ltd.                                                54,083            115,772
 * Seafresh Fisheries                                                    80,520              1,441
 * Sky City Leisure, Ltd.                                                15,236             10,904
   South Port New Zealand, Ltd.                                          30,744             28,486
   Steel & Tube Holdings, Ltd.                                          303,825            722,210
 * Tasman Farms                                                         157,056                  0
   Taylors Group, Ltd.                                                   29,646             42,244
   Tourism Holdings, Ltd.                                               278,652            254,621
 * Trans Tasman Properties, Ltd.                                      1,921,308            441,973
*# Tranz Rail Holdings, Ltd.                                            674,271            641,974
   Waste Management NZ, Ltd.                                            349,572            862,225
   Williams & Kettle, Ltd.                                               38,372            118,674
   Wrightson, Ltd.                                                      478,020            415,415
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $12,215,156)                                                                    16,127,067
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $17,682)                                                                         17,615
                                                                                   ---------------
TOTAL -- NEW ZEALAND
  (Cost $12,232,838)                                                               $    16,144,682
                                                                                   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Exergy, Inc.
     (Cost $0)                                                            7,260                  0
                                                                                   ---------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 * Autoways Holdings Berhad                                              10,000              3,395
 * Promet Berhad                                                      1,143,000             87,229
 * RNC Corp. Berhad                                                      33,000              3,561
 * Rekapacific Berhad                                                   473,000                  0
 * Saship Holdings Berhad                                               223,520             52,351
 * Versatile Creative Berhad                                              3,000              6,947
 * Wing Tiek Holdings Berhad                                             95,800             22,437
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $1,278,766)                                                                        175,920
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Versatile Creative Rights Pay
     Date Open
     (Cost $0)                                                            6,000                  0
                                                                                   ---------------
TOTAL -- MALAYSIA
  (Cost $1,278,766)                                                                        175,920
                                                                                   ---------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
 * Sansui Electric Co., Ltd.
     (Cost $25,906)                                                     252,000             50,621
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                    ------                  ------
                                                                    (000)
TEMPORARY CASH
  INVESTMENTS -- (11.3%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.82%, 12/01/03
    (Collateralized by $2,785,000 FHLB
    Notes 1.875%, 02/15/05, valued at
    $2,805,888) to be repurchased
    at $2,764,189 (Cost $2,764,000)                             $         2,764          2,764,000
  Repurchase agreements in a Pooled
    Cash Account, Mizuho Securities
    USA, 1.05%, 12/01/03 (Collateralized
    by $17,176,000 U.S. Treasury
    Obligations, rates ranging from
    2.625% to 4.25%, maturities ranging
    from 11/15/06 to 11/15/13, valued
    at $16,983,984) to be repurchased
    at  $16,985,470
    (Cost $16,983,984)@                                                  16,984         16,983,984
                                                                                   ---------------
TOTAL TEMPORARY
  CASH INVESTMENTS
  (Cost $19,747,984)                                                                    19,747,984
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $188,618,906)++                                                            $   174,032,722
                                                                                   ===============

 +  See Note B to Financial Statements.
 @  Security purchased with cash proceeds from securities on loan
 *  Non-Income Producing Securities
 #  Total or Partial Securities on Loan
++  The cost for federal income tax purposes is $189,625,204.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
UNITED KINGDOM -- (98.0%)
COMMON STOCKS -- (96.7%)
   4imprint P.L.C.                                                       50,375    $        72,776
   600 Group P.L.C.                                                     100,910            105,433
   AEA Technology P.L.C.                                                 31,245            137,567
   AGA Food Service Group P.L.C.                                         76,000            306,515
   AIM Group P.L.C.                                                      32,063             51,008
 * API Group P.L.C.                                                      51,500             62,887
   Abacus Group P.L.C.                                                   75,000            303,127
   Abbeycrest P.L.C.                                                     42,590             49,443
   Abbot Group P.L.C.                                                   103,595            302,889
   Aberdeen Asset Management P.L.C.                                     100,000            141,029
 * Aberdeen Asset Management P.L.C.                                     125,050            161,302
   Acal P.L.C.                                                           13,671            112,271
 * Acambis P.L.C.                                                        61,000            323,653
 * Adam & Harvey Group P.L.C.                                            10,500                361
 * Advanced Medical Solutions P.L.C.                                     29,802              4,997
 * Advanced Power Components,
     Ltd.                                                                47,871             15,026
   Aggreko P.L.C.                                                       158,000            379,076
 * Airflow Streamlines P.L.C.                                            20,500             20,097
   Airsprung Furniture Group P.L.C.                                      58,000             69,827
   Alba P.L.C.                                                          105,025          1,106,353
   Alexandra P.L.C.                                                      86,243            128,303
   Alexon Group P.L.C.                                                  116,632            586,731
   Alpha Airports Group P.L.C.                                          392,541            509,715
   Alphameric P.L.C.                                                    172,688            259,876
   Alumasc Group P.L.C.                                                 100,245            274,129
   Alvis P.L.C.                                                         191,010            584,751
   Amberley Group P.L.C.                                                200,000             26,658
   Amstrad P.L.C.                                                       149,652            343,605
 * Anglesey Mining P.L.C.                                                55,000              2,483
   Anglo Eastern Plantations P.L.C.                                      57,166            145,019
 * Anite Group P.L.C.                                                   250,000            211,759
 * Antisoma P.L.C.                                                      163,333            110,258
 * Applied Optical Technologies P.L.C.                                   75,383             34,681
 * Arena Leisure P.L.C.                                                 350,516            244,151
 * Argonaut Games, Ltd.                                                 100,000             12,039
   Arla Foods UK P.L.C.                                                 742,432            549,061
 * Arm Holdings P.L.C.                                                  127,000            262,108
   Arriva P.L.C.                                                         37,770            249,769
   Ashtenne Holdings P.L.C.                                              50,000            261,850
   Atkins Ws P.L.C.                                                      63,000            475,664
   Austin Reed Group P.L.C.                                              68,999            166,137
   Autologic Holdings P.L.C.                                             17,489             96,252
   Avesco P.L.C.                                                         29,998             72,488
   Aveva Group P.L.C.                                                    10,000             81,436
   Avis Europe P.L.C.                                                   362,720            673,737
   Avon Rubber P.L.C.                                                    25,041             94,963
 * Axis-Shield P.L.C.                                                    58,284            164,395
   Axon Group P.L.C.                                                     19,756             45,870
 * BNB Resources P.L.C.                                                  49,000             19,172
   BPP Holdings P.L.C.                                                  106,500            523,855
   BSS Group P.L.C.                                                      47,905            463,445
 * BTG P.L.C.                                                            51,000            171,041
   BWD Securities P.L.C.                                                 10,951             91,346
   Babcock International Group P.L.C.                                   310,464            688,805
   Baggeridge Brick P.L.C.                                               98,000            225,853
 * Bailey (C.H.) P.L.C.                                                 109,500    $        12,712
 * Bailey (C.H.) P.L.C. Class B                                          10,000              4,902
   Barr (A.G.) P.L.C.                                                    43,000            441,877
   Beattie (James) P.L.C.                                               132,247            295,682
   Bellway P.L.C.                                                        93,000          1,087,645
   Ben Bailey P.L.C.                                                     26,000            152,484
   Benchmark Group P.L.C.                                                36,513            152,598
   Bespak P.L.C.                                                         55,918            420,751
 * Biocompatibles International P.L.C.                                   12,430             35,915
   Biotrace International P.L.C.                                         75,000            179,941
   Birse Group P.L.C.                                                   421,901            110,656
   Black Arrow Group P.L.C.                                              56,500             60,247
   Blacks Leisure Group P.L.C.                                           60,959            359,082
 * Blagden Industries P.L.C.                                            131,092                  0
   Blick P.L.C.                                                          68,555            275,899
   Bloomsbury Publishing P.L.C.                                          62,525            281,203
   Body Shop International P.L.C.                                       194,000            407,058
   Bodycote International P.L.C.                                        159,058            456,843
 * Boosey & Hawkes P.L.C.                                                35,500            131,269
   Boot (Henry) P.L.C.                                                   47,000            270,793
   Bovis Homes Group P.L.C.                                              72,000            539,282
 * Bradstock Group P.L.C.                                                 5,200              3,935
   Brammer (H.) P.L.C.                                                  119,123            323,704
   Brewin Dolphin Holdings P.L.C.                                       219,762            326,937
   Bristol Water Holdings P.L.C.                                         60,000            300,805
 * Britannic P.L.C.                                                     121,800            557,217
   British Polythene Industries P.L.C.                                   56,740            291,780
   British Vita P.L.C.                                                  125,600            561,640
   Brixton P.L.C.                                                       151,200            652,711
 * Brown & Jackson P.L.C.                                               296,819            484,965
   Brown (N) Group P.L.C.                                               173,480            325,215
   Burndene Investments P.L.C.                                          175,001            230,249
   Burtonwood Brewery P.L.C.                                             38,000            216,325
   Business Post Group P.L.C.                                            56,000            482,526
   CD Bramall P.L.C.                                                     68,166            524,633
 * CLS Holdings P.L.C.                                                  122,907            573,907
   CML Microsystems P.L.C.                                               28,361            129,991
   Caffyns P.L.C.                                                         6,000             60,883
 * Cairn Energy P.L.C.                                                   92,636            632,507
 * Cammell Laird Holdings P.L.C.                                        256,158             26,434
   Capital & Regional P.L.C.                                             26,432            176,383
   Capital Radio P.L.C.                                                  48,810            393,710
   Carclo P.L.C.                                                        100,463             67,385
   Care UK P.L.C.                                                        64,835            292,708
   Carillion P.L.C.                                                     125,317            302,818
 * Carlisle Holdings, Ltd.                                                8,709             51,675
   Carpetright P.L.C.                                                   102,500          1,323,911
   Carr's Milling Industries P.L.C.                                      19,000            100,973
   Castings P.L.C.                                                       79,000            244,565
 * Cenes Pharmaceuticals P.L.C.                                         298,612             44,938
   Chamberlin & Hill P.L.C.                                              18,000             53,402
   Chapelthorpe P.L.C.                                                  617,618            172,611
   Charles Taylor Consulting P.L.C.                                      66,743            324,853
 * Charter P.L.C.                                                        88,743            158,731
 * Che Group P.L.C.                                                      51,533             34,566
   Chelsfield P.L.C.                                                     53,402            290,228
   Chemring Group P.L.C.                                                 49,000            322,346
 * Chime Communications P.L.C.                                           71,838             40,154

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Chloride Group P.L.C.                                                485,500    $       413,323
   Christie Group P.L.C.                                                 53,263             61,834
   Chrysalis Group P.L.C.                                               268,082            987,833
   Churchill China P.L.C.                                                30,000             93,389
   City Centre Restaurants P.L.C.                                       174,871            221,807
   Clarkson (Horace) P.L.C.                                              44,733            326,204
 * Clinical Computing P.L.C.                                             46,666             34,110
   Clinton Cards P.L.C.                                                 433,380            682,001
   Colefax Group P.L.C.                                                  60,000             87,713
   Collins Stewart Tullett P.L.C.                                        31,538            244,085
 * Colt Telecom Group P.L.C.                                            257,000            432,061
   Communisis P.L.C.                                                    237,134            373,173
   Compel Group P.L.C.                                                    5,000              6,321
   Computacenter P.L.C.                                                  51,000            413,568
 * Cookson Group P.L.C.                                               1,172,068            735,768
   Coral Products P.L.C.                                                 50,000             47,726
 * Corporate Services Group P.L.C.                                      246,600             45,063
   Cosalt P.L.C.                                                         30,700            193,512
   Countryside Property P.L.C.                                           94,086            292,886
   Countrywide Assured Group P.L.C.                                     202,374            491,630
   Courts P.L.C.                                                        110,722            521,771
 * Cox Insurance Holdings P.L.C.                                        244,666            313,491
   Cranswick P.L.C.                                                      19,532            104,976
   Crest Nicholson P.L.C.                                               267,250          1,374,308
   Creston P.L.C.                                                         6,250             12,308
   Croda International P.L.C.                                            79,635            362,948
   Cropper (James) P.L.C.                                                22,000             62,431
 * Culver Holdings P.L.C.                                                   338                 90
 * DCS Group P.L.C.                                                      10,000              2,365
   DFS Furniture Co. P.L.C.                                              66,300            431,023
   DTZ Holdings P.L.C.                                                  114,500            243,202
   Daejan Holdings P.L.C.                                                25,000            809,413
   Dairy Crest Group P.L.C.                                              76,000            612,376
 * Dana Petroleum P.L.C.                                                 33,333            128,702
 * Danka Business Systems P.L.C.                                         15,000             11,609
   Dart Group P.L.C.                                                     74,000            164,179
   Davis Service Group P.L.C.                                            80,878            497,976
 * Dawson International P.L.C.                                          100,688             22,512
   De la Rue P.L.C.                                                     112,000            556,687
   DeVere Group P.L.C.                                                   69,600            466,841
   Dechra Pharmaceiticals P.L.C.                                         50,000            107,062
   Delta P.L.C.                                                         200,000            283,778
   Deltron Electronics P.L.C.                                             8,621              9,119
 * Deltron Electronics P.L.C
     (Rfd Issue Line)                                                       718                759
 * Densitron International P.L.C.                                        74,175             23,282
   Derwent Valley Holdings P.L.C.                                        90,000          1,157,815
   Development Securities P.L.C.                                         50,000            306,137
   Devro P.L.C.                                                         180,143            281,938
   Dewhurst P.L.C.                                                        9,000             17,801
   Dewhurst P.L.C. Class A Non-Voting                                    15,500             25,458
   Diagonal P.L.C.                                                       34,200             27,939
 * Dickinson Legg Group P.L.C.                                           11,935              6,620
   Dicom Group P.L.C.                                                    30,000            372,781
 * Dimension Data Holdings P.L.C.                                       832,000            529,444
   Diploma P.L.C.                                                        22,648            176,840
   Domestic & General Group P.L.C.                                       17,223            159,214
   Domino Printing Sciences P.L.C.                                      355,935          1,049,857
   Domnick Hunter Group P.L.C.                                           30,000            210,254
 * Dowding & Mills P.L.C.                                               336,440             56,417
   Dyson Group P.L.C.                                                    42,750            197,781
   East Surrey Holdings P.L.C.                                           36,800    $       192,405
 * Easynet Group P.L.C.                                                  75,000            154,788
 * Ebookers P.L.C.                                                       37,800            281,823
 * Eidos P.L.C.                                                          55,300            137,194
   Eldridge Pope & Co. P.L.C.                                            25,000             72,449
   Eleco P.L.C.                                                         104,685             57,614
   Electronic Data Processing P.L.C.                                     55,200             67,880
 * Emess P.L.C.                                                         288,250             50,195
   Ennstone P.L.C.                                                      295,323            198,087
 * Enodis P.L.C.                                                        275,329            404,868
   Eurocopy P.L.C.                                                       41,051             25,770
 * Eurodis Electron P.L.C.                                              188,125             47,724
   Euromoney Institutional Investors
     P.L.C.                                                              65,000            428,161
   European Colour P.L.C.                                                82,090             24,707
   European Motor Holdings P.L.C.                                       118,325            349,008
 * European Telecom P.L.C.                                                7,000                361
 * Evans of Leeds Contingent Units
     P.L.C.                                                              80,000                  0
   Expro International Group P.L.C.                                      54,966            224,519
 * FII Group P.L.C.                                                      41,166              4,779
   FKI P.L.C.                                                           360,000            681,068
   Fenner P.L.C.                                                         92,146            141,046
 * Ferguson International Holdings
     P.L.C.                                                              89,105             53,637
   Ferraris Group P.L.C.                                                 10,800             27,119
 * Fibernet Group P.L.C.                                                 45,339             79,147
   Filtronic P.L.C.                                                       4,138             31,385
   Financial Objects P.L.C.                                               7,000              3,251
   Findel P.L.C.                                                        142,288            714,572
   First Choice Holidays P.L.C.                                         325,535            750,236
   First Technology P.L.C.                                              117,111            596,190
   Fisher (James) & Sons P.L.C.                                          76,000            333,310
   Forminster P.L.C.                                                     43,333             21,613
   Forth Ports P.L.C.                                                   140,161          2,386,478
   Fortress Holdings P.L.C.                                             120,728             54,505
   Freeport Leisure P.L.C.                                               25,814            166,932
   French Connection Group P.L.C.                                        25,000            723,634
   Fuller, Smith & Turner P.L.C. Series A                                20,000            203,804
   Fulmar P.L.C.                                                        107,500            146,984
 * Future Network P.L.C.                                                315,000            342,662
   GB Group P.L.C.                                                      250,000            102,117
   GWR Group P.L.C.                                                      80,700            371,272
   Galliford Try P.L.C.                                                 517,870            380,761
   Game Group P.L.C.                                                    275,000            297,967
   Games Workshop Group P.L.C.                                           13,519            167,406
   Gaming International P.L.C.                                           14,000              8,789
 * Garton Engineering P.L.C.                                             10,248                  0
 * Gaskell P.L.C.                                                        36,000             13,931
   Geest P.L.C.                                                          75,278            647,341
   Gibbs & Dandy P.L.C.                                                   4,500             52,628
   Gleeson (M.J.) Group P.L.C.                                           22,471            482,123
 * Glotel P.L.C.                                                         15,300             26,972
   Go-Ahead Group P.L.C.                                                 40,000            692,419
   Goldshield Group P.L.C.                                               14,400             48,294
   Gowrings P.L.C.                                                        5,000              5,289
   Grainger Trust, Ltd.                                                  22,000            565,286
   Great Portland Estates P.L.C.                                        125,900            524,006
   Greene King P.L.C.                                                    44,162            635,345
 * Greenwich Resources P.L.C.                                           438,664             15,089
   Greggs P.L.C.                                                         26,000          1,436,743

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

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Guiness Peat Group P.L.C.                                            176,171    $       198,459
 * Gyrus Group P.L.C.                                                    55,072            156,756
   Halma P.L.C.                                                         227,000            530,958
   Halstead (James) Group P.L.C.                                         52,208            305,289
 * Hampson Industries P.L.C.                                            105,886             25,040
 * Hampton Trust P.L.C.                                                 232,050             14,966
   Hardys & Hansons P.L.C.                                               48,000            355,806
 * Hartstone Group P.L.C.                                               240,263              3,926
 * Harvey Nash Group P.L.C.                                             183,750            252,821
   Havelock Europa P.L.C.                                                27,660             38,295
 * Hawtin P.L.C.                                                        196,500             28,726
   Haynes Publishing Group P.L.C.                                        14,703             82,183
   Headlam Group P.L.C.                                                 152,974            861,636
   Heath (Samuel) & Sons P.L.C.                                           7,500             45,792
   Helical Bar P.L.C.                                                    35,000            452,970
   Helphire Group P.L.C.                                                149,600            536,454
   Henlys Group P.L.C.                                                  133,303            206,337
   Heywood Williams Group P.L.C.                                        140,400            201,627
   Highbury House Communications
     P.L.C.                                                             439,166            185,050
   Highway Insurance Holdings P.L.C.                                    204,751            136,456
   Hill & Smith Holdings P.L.C.                                          86,850            143,396
   Hiscox P.L.C.                                                        171,500            418,102
   Hit Entertainment P.L.C.                                             119,691            551,171
   Hitachi Capital (UK) P.L.C.                                           53,912            192,397
   Holidaybreak P.L.C.                                                   92,974            879,467
   Homestyle Group P.L.C.                                                45,692            100,588
 * Hornby P.L.C.                                                         10,000            193,055
   House of Fraser P.L.C.                                               371,650            624,807
   Hunting P.L.C.                                                       223,174            376,153
   Huntleigh Technology P.L.C.                                           24,925            110,384
 * Huntsworth P.L.C.                                                    108,000             39,007
 * Hyder Consulting P.L.C.                                               16,308             32,675
 * IAF Group P.L.C.                                                      30,000              3,741
   IFX Group P.L.C.                                                      34,486             71,767
 * IMS Group P.L.C.                                                      75,000              5,805
 * IQE P.L.C.                                                           132,400             40,988
   ISIS Asset Management P.L.C.                                          88,039            355,826
 * Imagination Technologies Group
     P.L.C.                                                             189,698            215,329
   Incepta Group P.L.C.                                                  85,443            159,442
   Inchcape P.L.C.                                                       20,000            432,031
 * Industrial & Commercial Holdings
     P.L.C.                                                               5,000                129
   Infast Group P.L.C.                                                  301,224            129,516
   Informa Group P.L.C.                                                  81,229            394,661
 * Intec Telecom Systems P.L.C.                                         100,000            118,671
   Intelek P.L.C.                                                        99,880             18,896
   Intserve P.L.C.                                                      144,534            626,420
   Invensys P.L.C.                                                      489,000            168,203
 * Inveresk P.L.C.                                                      150,000             47,081
   Isoft Group P.L.C.                                                    76,540            447,572
   Isotron P.L.C.                                                        50,325            380,830
   Ite Group P.L.C.                                                     247,186            201,935
   Itnet P.L.C.                                                          36,278            190,612
   JJB Sports P.L.C.                                                    145,000            666,470
   JKX Oil and Gas P.L.C.                                               220,533            162,145
   Jarvis Hotels P.L.C.                                                 215,318            553,626
   Jarvis P.L.C.                                                        193,379            718,387
 * Jarvis Porter Group P.L.C.                                            99,894             33,502
   John David Group P.L.C.                                              114,500            324,926
   Johnson Service Group P.L.C.                                         125,535    $       747,027
   Johnston Group P.L.C.                                                 26,000            143,764
   Joseph (Leopold) Holdings P.L.C.                                      14,000            207,072
   KBC Advanced Technologies P.L.C.                                      25,000             15,909
 * Kalamazoo Computer Group P.L.C.                                       56,120              2,654
   Keller Group P.L.C.                                                  123,128            489,175
   Kensington Group P.L.C.                                               45,000            252,305
 * Kewill Systems P.L.C.                                                 10,000              9,803
   Kidde P.L.C.                                                         232,000            415,967
   Kier Group P.L.C.                                                     21,293            223,389
   Kiln P.L.C.                                                          200,000            316,456
 * Kleeneze P.L.C.                                                       84,300            213,128
 * Knowledge Support Systems Group
     P.L.C.                                                              25,000                344
   Laing (John) P.L.C.                                                  275,961            835,325
   Laird Group P.L.C.                                                    84,300            394,359
   Lambert Howarth Group P.L.C.                                          25,200            113,119
 * Laura Ashley Holdings P.L.C.                                         623,937            128,771
   Lavendon Group P.L.C.                                                 50,092            114,582
 * Leeds United P.L.C.                                                   66,000              2,696
   Lincat Group P.L.C.                                                   19,000            127,442
   Linton Park P.L.C.                                                    39,000            271,653
   Linx Printing Technologies P.L.C.                                     27,000            173,440
   Litho Supplies P.L.C.                                                 20,000             15,995
   London Bridge Software Holdings
     P.L.C.                                                             157,269            131,184
 * London Clubs International P.L.C.                                    144,646            187,823
   London Merchant Securities P.L.C.                                    151,000            423,311
   London Scottish Bank P.L.C.                                          263,000            554,098
   Lookers P.L.C.                                                        53,160            239,542
 * Lorien P.L.C.                                                         60,000             89,261
   Low & Bonar P.L.C.                                                    95,000            123,358
   Luminar P.L.C.                                                        43,000            294,708
 * M.L. Laboratories P.L.C.                                              51,042             27,433
   MFI Furniture Group P.L.C.                                            60,855            147,574
   MS International P.L.C.                                               71,500             45,499
   MSB International P.L.C.                                              16,000             22,427
   Macfarlane Group P.L.C.                                              228,287             90,303
   Macro 4 P.L.C.                                                        42,500             89,175
   Maiden Group P.L.C.                                                   16,800             72,234
   Mallett P.L.C.                                                        24,837            115,121
   Management Consulting Group P.L.C.                                   310,972            136,382
   Manchester United P.L.C.                                             161,000            728,244
   Manganese Bronze Holdings P.L.C.                                      32,184            100,464
 * Marlborough Stirling P.L.C.                                          150,000            124,475
   Marshalls P.L.C.                                                     225,800            977,662
 * Martin International Holdings P.L.C.                                 135,800             38,537
 * Marylebone Warwick Balfour Group
     P.L.C.                                                              73,345             68,433
   Mayflower Corp. P.L.C.                                               550,636            298,312
   McAlpine (Alfred) P.L.C.                                             196,111            951,987
   McBride P.L.C.                                                        40,000             89,777
   McCarthy & Stone P.L.C.                                              194,968          1,679,949
   McKay Securities P.L.C.                                               68,500            212,060
   McLeod Russel Holdings P.L.C.                                         74,524             24,673
 * Medical Solutions P.L.C.                                             126,658            106,195
 * Medisys P.L.C.                                                       150,134             32,276
   Meggitt P.L.C.                                                       160,633            646,466
   Mentmore P.L.C.                                                      236,561            362,100
   Menzies (John) P.L.C.                                                 57,314            315,432
 * Merant P.L.C.                                                        172,500            369,363

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Merchant Retail Group P.L.C.                                         185,666    $       542,846
   Merrydown P.L.C.                                                      59,927             83,999
   Mersey Docks & Harbour Co. P.L.C.                                     50,170            547,483
   Metal Bulletin P.L.C.                                                 95,500            287,433
   Metalrax Group P.L.C.                                                358,740            524,438
   Mice Group P.L.C.                                                    139,909            184,078
   Michael Page International P.L.C.                                    225,000            726,537
 * Microgen P.L.C.                                                       52,770             38,572
   Millennium and Copthorne Hotels
     P.L.C.                                                              80,077            422,462
   Minerva P.L.C.                                                        94,000            342,735
   Mitie Group P.L.C.                                                   500,000          1,051,269
   Molins P.L.C.                                                         68,000            398,803
   Monsoon P.L.C.                                                        71,000            172,787
 * Morgan Crucible Company P.L.C.                                       136,000            321,031
   Morgan Sindall P.L.C.                                                 66,000            407,506
   Morse P.L.C.                                                          36,866             85,279
   Moss Brothers Group P.L.C.                                           163,400            158,077
   Mowlem (John) & Co. P.L.C.                                           342,030          1,223,553
   Mtl Instruments Group P.L.C.                                           4,348             12,339
   Mucklow (A & J) Group P.L.C.                                         175,000            797,589
 * My Travel Group P.L.C.                                                24,000              4,747
   NHP P.L.C.                                                           171,875            419,016
 * NSB Retail P.L.C.                                                    300,000             79,974
 * NXT P.L.C.                                                            26,935             45,861
   National Express Group P.L.C.                                         25,000            262,602
   Nestor Healthcare Group P.L.C.                                       180,200            976,249
   New Look Group P.L.C.                                                107,041            573,000
   Newcastle United P.L.C.                                              148,923             89,645
   Nichols P.L.C.                                                        66,550            156,234
   Nord Anglia Education P.L.C.                                           5,000             18,704
 * Nord Anglia Education RFD                                                454              1,659
   Northamber P.L.C.                                                     75,888             84,836
   Northern Foods P.L.C.                                                 41,000             97,310
 * Northgate Information Solutions
     P.L.C.                                                             342,029            301,475
   Northgate P.L.C.                                                     118,200          1,135,366
   Novar P.L.C.                                                         260,465            573,396
 * OEM P.L.C.                                                            12,000              8,771
 * OM2000 P.L.C.                                                         41,440                  0
   Ocean Wilsons Holdings, Ltd.                                          84,250            189,093
 * Orbis P.L.C.                                                          11,428              2,899
   Ottakar's P.L.C.                                                      30,000            183,424
   Owen (H.R.) P.L.C.                                                    34,000            102,332
 * Oxford Biomedica, Ltd.                                                75,000             24,508
 * Oxford Biomedica, Ltd. New Shares                                     40,500             13,234
   Oxford Instruments P.L.C.                                             43,051            134,386
   PHS Group P.L.C.                                                     320,000            448,542
 * PPL Therapeutics P.L.C.                                               43,529              3,369
   PSD Group P.L.C.                                                      43,500            211,350
   PZ Cuzzons P.L.C.                                                     22,000            411,668
 * Pace Micro Technology P.L.C.                                         292,500            286,745
   Paladin Resources P.L.C.                                             342,500            490,388
 * Palmaris Capital P.L.C.                                               42,500              9,502
   Paragon Group of Companies P.L.C.                                     70,000            382,542
   Parity Group P.L.C.                                                  241,406             50,860
   Park Group P.L.C.                                                    291,600            144,185
 * Partridge Fine Arts P.L.C.                                            58,000             74,316
   Pendragon P.L.C.                                                     239,375            792,510
   Penna Consulting P.L.C.                                               33,000             64,985
   Peterhouse Group P.L.C.                                               85,427            192,469
 * Pharmagene P.L.C.                                                    160,000    $       187,122
 * Photo-Me International P.L.C.                                        235,620            417,392
 * Phytopharm P.L.C.                                                     32,600            126,152
   Pillar Property P.L.C.                                                66,800            585,925
   Pittards P.L.C.                                                       60,985             63,456
   Planit Holdings P.L.C.                                               235,000             97,001
 * Plantation & General P.L.C.                                           70,623             20,041
 * Plasmon P.L.C.                                                       100,000            373,211
   Portmeirion Group P.L.C.                                              22,856             70,757
   Porvair P.L.C.                                                        62,000            177,009
   Premier Farnell P.L.C.                                                18,000             80,490
 * Premier Oil P.L.C.                                                    69,648            502,500
 * Pressac P.L.C.                                                        78,129             29,562
 * Probus Estates P.L.C.                                                 83,333              2,042
 * Protherics P.L.C.                                                    506,828            385,717
 * Provalis P.L.C.                                                      375,538             56,514
 * Psion P.L.C.                                                         257,200            343,927
 * QA P.L.C.                                                             79,475              7,176
 * Queens Moat Houses P.L.C.                                            159,000             23,244
   Quintain Estates & Development
     P.L.C.                                                             108,350            633,582
 * Qxl Ricardo P.L.C.                                                       130                364
   RAC P.L.C.                                                            69,500            657,420
   RM P.L.C.                                                             45,490            113,835
 * RMS Communications P.L.C.                                             15,000                  0
   ROK property solutions P.L.C.                                         57,501            234,874
   RPC Group P.L.C.                                                      43,400            139,581
   RPS Group P.L.C.                                                     192,594            524,181
   Radamec Group P.L.C.                                                  35,000             23,175
   Radstone Technology P.L.C.                                            40,384            261,499
   Ransom (William) & Son P.L.C.                                         30,000             19,349
 * Redbus Imterhouse P.L.C.                                             137,500             18,032
   Redrow P.L.C.                                                        116,437            626,302
 * Redstone P.L.C.                                                       14,870              2,621
   Reed Health Group P.L.C.                                             155,333            281,846
   Reg Vardy P.L.C.                                                     103,597            807,124
   Regent Inns P.L.C.                                                   158,468            220,761
   Reliance Security Group P.L.C.                                         9,000            103,321
   Renishaw P.L.C.                                                      146,806          1,363,430
   Renold P.L.C.                                                        144,000            206,797
   Ricardo P.L.C.                                                       114,409            327,619
 * Richmond Oil & Gas P.L.C.                                            220,000                  0
 * Robert Wiseman Dairies P.L.C.                                         40,000            176,458
   Rotork P.L.C.                                                        185,440          1,117,060
   Roxboro Group P.L.C.                                                   9,304             36,804
 * Royal Doulton P.L.C.                                                 240,000             19,607
   Royalblue Group P.L.C.                                                47,200            385,594
   Rutland Trust P.L.C.                                                 174,255            104,144
   S & U P.L.C.                                                          21,140            176,336
   SCS Upholstery P.L.C.                                                 29,000             84,790
 * SFI Group P.L.C.                                                      26,713             14,242
   SHL Group P.L.C.                                                      41,650             64,111
   SIG P.L.C.                                                           103,200            532,471
   SMG P.L.C.                                                           185,295            345,771
   SSL International P.L.C.                                             117,000            641,403
 * Safeland P.L.C.                                                       25,000             21,928
   Salvesen (Christian) P.L.C.                                          183,157            192,154
   Sanctuary Group P.L.C.                                               320,000            273,803
   Savills P.L.C.                                                       104,000            528,550
   Scapa Group P.L.C.                                                    44,337             21,351
 * Scipher P.L.C.                                                        34,563              5,350

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Scottish & Newcastle P.L.C.                                           56,639    $       357,501
   Scottish Radio Holdings P.L.C.                                        19,200            268,299
   Secure Trust Group P.L.C.                                             27,118            209,877
   Securicor P.L.C.                                                     328,750            497,558
   Senior P.L.C.                                                        122,900             72,395
   Serco Group P.L.C.                                                    77,859            236,011
 * Servicepower Technologies P.L.C.                                     150,000             85,133
   Severfield-Rowan P.L.C.                                               20,000            114,371
   Shaftesbury P.L.C.                                                   137,500            595,934
   Shanks & McEwan Group P.L.C.                                          92,900            169,362
   Shiloh P.L.C.                                                         14,500             36,160
 * ShopRite Group P.L.C.                                                204,780             47,546
   Simon Group P.L.C.                                                   348,089            257,427
   Sinclair (William) Holdings P.L.C.                                    53,000             68,365
   Singer & Friedlander Group P.L.C.                                    119,400            428,159
   Sirdar P.L.C.                                                         41,600             50,083
 * Skyepharma P.L.C.                                                    382,000            496,027
   Smart (J.) & Co. (Contractors) P.L.C.                                 22,500            191,550
 * Smart Approach Group P.L.C.                                          251,985              7,476
   Smith (David S.) Holdings P.L.C.                                     200,000            542,618
 * Soco International P.L.C.                                             59,000            270,423
   Somerfield P.L.C.                                                    307,000            658,679
   South Staff Water Holdings P.L.C.                                    108,000          1,033,675
   Southampton Leisure Holdings P.L.C.                                   19,615             12,313
   Spectris P.L.C.                                                       76,760            561,733
   Speedy Hire P.L.C.                                                    50,000            316,026
   Spirax-Sarco Engineering P.L.C.                                       91,811            885,045
 * Spirent P.L.C.                                                       584,137            663,061
 * Sportech P.L.C.                                                      435,000            134,666
   Spring Group P.L.C.                                                  169,495            335,235
 * Springwood P.L.C.                                                     37,500              5,482
   St. Ives P.L.C.                                                       63,000            429,073
   St. Modwen Properties P.L.C.                                          74,800            332,550
   Staffware P.L.C.                                                      12,000            127,958
   Stanley (Charles) Group P.L.C.                                        76,800            307,100
   Stanley Leisure Organisation P.L.C.                                  224,954          1,528,220
 * Sterling Publishing Group P.L.C.                                      75,298             17,159
   Stylo P.L.C.                                                          64,096             40,236
 * Superscape P.L.C.                                                     15,745              8,395
 * Surfcontrol P.L.C.                                                     7,000             98,239
   Swallowfield P.L.C.                                                   15,000             20,509
   Sygen International P.L.C.                                           492,975            415,447
   Syltone P.L.C.                                                        50,400            157,760
 * Synstar P.L.C.                                                       143,000            178,307
   TT Electronics P.L.C.                                                 28,080             55,779
 * Tadpole Technology P.L.C.                                            109,090             22,280
 * Tandem Group P.L.C.                                                  327,365                  0
   Tarsus Group P.L.C.                                                   34,855             35,368
   Taylor & Francis Group P.L.C.                                         52,600            492,130
   Taylor Nelson AGB P.L.C.                                             109,000            389,928
   Ted Baker P.L.C.                                                      38,800            223,548
 * Telecommunications Group P.L.C.                                       45,958              5,632
   Telemetrix P.L.C.                                                    165,708            404,694
 * Telspec P.L.C.                                                        25,000              7,309
 * Terence Chapman Group P.L.C.                                          62,500              2,687
   Tex Holdings P.L.C.                                                   14,000             39,849
   The Big Food Group P.L.C.                                            212,000            492,226
 * The Innovation Group P.L.C.                                          940,000            335,460
   The Malcolm Group P.L.C.                                             109,377            149,551
   The Television Corp. P.L.C.                                           66,330             68,447
   Thorntons P.L.C.                                                     158,000            417,120
   Thorpe (F.W.) P.L.C.                                                  24,000    $        73,886
 * Thus Group P.L.C.                                                    836,000            463,694
   Tibbett & Britten Group P.L.C.                                        86,123            615,439
   Tinsley (Eliza) Group P.L.C.                                          19,844             12,628
   Topps Tiles P.L.C.                                                    69,690            632,249
   Tops Estates P.L.C.                                                   30,088            126,264
   Torex P.L.C.                                                          73,041            741,163
 * Torotrak P.L.C.                                                       99,193            111,742
 * Tottenham Hotspur P.L.C.                                             150,000             61,915
   Town Centre Securities (New) P.L.C.                                  142,137            495,025
   Trace Computers P.L.C.                                                33,552             42,413
   Transport Development Group P.L.C.                                    19,782             65,493
   Trifast P.L.C.                                                       135,388            142,038
   Tullow Oil P.L.C.                                                    222,863            314,302
   U.K. Coal P.L.C.                                                      16,000             33,021
   Ulster Television, Ltd.                                              115,602            748,558
   Ultra Electronics Holdings P.L.C.                                     49,745            442,746
   Ultraframe P.L.C.                                                     60,200            255,216
   Umeco P.L.C.                                                          18,250            107,816
   Uniq P.L.C.                                                           20,000             70,171
   Unite Group P.L.C.                                                   103,051            275,599
   Universal Salvage P.L.C.                                              14,255             30,278
   VP P.L.C.                                                             83,100            190,800
   VT Group P.L.C.                                                      100,375            390,148
 * Vega Group P.L.C.                                                     32,300             72,495
 * Vernalis P.L.C.                                                       54,179             73,613
 * Vert (Jacques) P.L.C.                                                 45,000             14,511
   Victoria P.L.C.                                                       12,000             75,537
   Victrex P.L.C.                                                       116,254            705,294
   Vitec Group P.L.C.                                                    15,242             89,391
 * Volex Group P.L.C.                                                    58,801            138,042
   WSP Group P.L.C.                                                      90,000            274,749
   Wagon P.L.C.                                                          65,292            192,022
 * Walker Greenbank P.L.C.                                               53,105             12,558
   Warner Estate Holdings P.L.C.                                         70,000            532,729
 * Waterdorm P.L.C.                                                     105,000                  0
   Waterman P.L.C.                                                       74,473             93,501
   Watermark Group P.L.C.                                                50,000            129,850
   Weir Group P.L.C.                                                    126,236            589,452
   Wellington Holdings P.L.C.                                             9,000             16,408
   Wembley P.L.C.                                                         6,053             58,402
   Westbury P.L.C.                                                      202,522          1,328,807
 * Weston Medical Group P.L.C.                                           50,200              2,158
   Wetherspoon (J.D.) P.L.C.                                            127,358            590,858
   Whatman P.L.C.                                                       241,935            638,708
   White Young Green P.L.C.                                              64,000            197,578
   Whitehead Mann Group P.L.C.                                           95,000            517,121
   Whittard of Chelsea P.L.C.                                            30,000             78,168
 * Wiggins Group P.L.C.                                               1,148,266             93,806
   Wilmington Group P.L.C.                                               28,692             48,113
   Wilshaw P.L.C.                                                       198,409             46,067
   Wilson Bowden P.L.C.                                                   7,000            117,381
   Wintrust P.L.C.                                                       22,500            192,518
   Wolverhampton & Dudley Breweries
     P.L.C.                                                              78,873          1,020,775
   Woolworths Group P.L.C.                                              872,421            648,944
 * Worthington Group P.L.C.                                             102,653              7,283
   Wyevale Garden Centres P.L.C.                                         48,578            277,796
   Wyndeham Press Group P.L.C.                                           73,066            122,522
 * XAAR P.L.C.                                                           18,405             15,352
   XANSA P.L.C.                                                         199,718            313,433

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Xenova Group P.L.C.                                                  246,961    $        47,783
   Yates Group P.L.C.                                                    24,765             41,102
 * Yorkshire Group P.L.C.                                                82,504              9,578
   Young & Co's Brewery P.L.C.                                           10,000            130,280
   Young & Co's Brewery P.L.C. Class A                                    5,234             83,267
   Yule Catto & Co. P.L.C.                                               86,284            375,445
   Zotefoams P.L.C.                                                      62,000             82,640
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $118,745,192)
                                                                                       158,950,507
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (1.3%)
 * British Pound Sterling
     (Cost $2,095,175)                                                                   2,079,361
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Creston P.L.C. Warrants 03/31/04                                       1,000                  0
 * Letter of Entitlements - Audemars Piguet                              90,242                  0
 * Xenova Group P.L.C. Rights                                            94,500                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                      0
                                                                                   ---------------
TOTAL -- UNITED KINGDOM
  (Cost $120,840,367)                                                                  161,029,868
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
     12/01/03 (Collateralized by $3,360,000 FHLB Notes 1.875%,
     02/15/05, valued at $3,385,200) to be repurchased at
     $3,336,228 (Cost $3,336,000)                               $         3,336          3,336,000
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $124,176,367)++                                                            $   164,365,868
                                                                                   ===============

----------
 + See Note B to Financial Statements.
 @ Denominated in local currency or the Euro
 * Non-Income Producing Securities
++ The cost for federal income tax purposes is $124,619,319

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
FRANCE -- (13.4%)
COMMON STOCKS -- (13.4%)
   Affine                                                                 1,100    $        67,380
 * Ales Groupe SA                                                         1,900             67,234
   Algeco SA                                                              2,300            195,614
*# Alstom SA                                                             95,700            197,315
 * Altedia SA                                                             2,800             44,775
 * Alten SA                                                              14,900            212,010
*# Altran Technologies SA                                                49,600            612,404
   Apem SA                                                                1,000             55,141
   April Group SA                                                        19,600            316,243
   Arkopharma                                                             4,300            220,356
   Assystem SA                                                            2,657            141,733
   Aubay SA                                                               5,700             25,759
 * Audika SA                                                              1,500             70,845
 * Baccarat SA                                                            1,090            104,594
   Bacou-Dalloz                                                           3,685            307,002
   Bains de Mer et du Cercle des
     Etrangers a Monaco                                                   4,615            984,716
   Beneteau SA                                                            9,200            473,995
 * Berger Levrault SA                                                       476            109,554
   Boiron SA                                                             15,200            327,971
   Bonduelle SA                                                           4,200            356,956
   Bongrain SA                                                            7,500            392,432
 * Bricorama SA                                                           2,679            134,878
   Buffalo Grill SA                                                       1,028             13,863
*# Bull SA                                                               68,000             52,168
   Burelle SA                                                             4,030            390,333
 * Business Objects SA                                                   16,500            559,547
   CEGID SA                                                               4,500            360,337
   CFCAL-Banque                                                             840            249,215
   CFF Recycling                                                         10,576            830,390
 * CS Communication et Systemes                                           4,983            125,976
 * Camaieu SA                                                             3,200            253,938
   Carbone Lorraine                                                      33,245          1,354,954
   Cegedim SA                                                             6,400            344,235
   Cie Financiere Pour La Location
     D'Immeubles Industriels &
     Commerciaux SA                                                       6,400            279,178
 # Clarins SA                                                             7,339            420,430
*# Club Mediterranee SA                                                  10,200            403,980
   Consortium International de Diffusion
     et de Representation Sante                                             600              9,170
 * DMC (Dollfus Mieg et Cie)                                              6,230             44,360
 * Damartex SA                                                           22,900            477,369
   Delachaux SA                                                           1,000             87,387
   Deveaux SA                                                             1,040            105,344
   Didot-Bottin                                                           1,620            163,122
   Dynaction SA                                                          10,660            231,289
   Eiffage SA                                                             3,825            413,578
   Electricite de Strasbourg                                             23,784          2,836,791
   Elior                                                                 70,128            575,839
   Entenial SA                                                            2,800            163,458
   Esso SA                                                                3,200            355,014
   Etam Developpement SA                                                  5,600            160,437
   Euler-Hermes SA                                                       12,291            558,401
 * Euro Disney SCA                                                      517,400            310,110
   Evialis SA                                                             1,200             43,787
   Exel Industries SA                                                     1,800    $        86,308
   Explosifs et de Produits Chimiques                                       524            143,842
 * FPEE SA                                                                1,100             63,029
   Faurecia SA                                                            6,500            440,232
   Fimalac SA                                                           111,143          3,703,790
   Fininfo SA                                                             9,760            213,517
   Fleury Michon SA                                                       2,500            104,739
   Fonciere Lyonnaise SA                                                  9,596            379,598
   France-Africaine de Recherches
     Petrolieres (Francarep)                                              4,250            405,019
   Francois Freres (Tonnellerie) SA                                       2,050             41,653
 * GCI (Groupe Chatellier Industrie SA)                                   7,258                870
   GFI Informatique SA                                                   23,400            210,376
 * Gantois Series A                                                         647             38,003
   Gascogne SA                                                            6,472            574,103
*# Gaumont                                                               14,607            719,652
*# Generale de Geophysique SA                                            20,770            771,823
   Generale de Sante                                                     19,100            242,007
   Generale Location SA                                                   9,000            182,002
 * Geodis SA                                                              3,010            162,367
   Gespac System                                                          1,100             21,757
   Gevelot                                                                3,584            171,849
   Gifi                                                                   3,200            207,907
 * Ginger (Groupe Ingenierie Europe)                                      1,400             27,875
   Grands Moulins de Strasbourg                                             110             37,580
   Grandvision SA                                                         7,000            183,261
 # Groupe Bourbon SA                                                      3,700            337,525
   Groupe Crit                                                            5,500            108,389
   Groupe Guillin SA                                                      1,200             96,737
   Groupe Open SA                                                         1,000             31,347
   Groupe Steria                                                          8,600            306,178
 * Guitel                                                                   116              1,111
   Guyenne et Gascogne SA                                                26,000          2,882,933
   Havas SA                                                              62,300            330,088
   Hoteliere Lutetia Concorde                                             2,505            420,693
   Hotels et Casinos de Deauville                                         2,055            699,600
   Hyparlo SA                                                             3,836            160,941
   IDSUD                                                                    614             17,267
   IMS International Metal Service SA                                    12,630             96,895
   Industrielle et Financiere
     d'Entreprise SA                                                        300             32,006
*# Infogrames Entertainment SA                                           58,300            368,297
   Ingenico SA                                                           61,820            944,841
 * Ioltech SA                                                               500             41,296
   Ipsos SA                                                               3,700            334,864
   Kaufman et Broad SA                                                    5,300            148,348
 * Lafuma SA                                                                793             53,993
   Laurent-Perrier                                                        3,100            107,394
 * Lectra Systemes SA                                                    19,192            157,361
   Legris Industries SA                                                   9,350            279,081
   Lisi SA                                                                6,845            237,543
 * MGI Coutier SA                                                         1,400             33,900
 * MRM                                                                    1,424             18,794
   Manitou SA                                                            11,092            997,219
   Manutan International SA                                               1,300             54,994
   Marionnaud Parfumeries Retails
     Perfumes                                                             8,271            319,747
 * Matussiere et Forest SA                                               13,600             68,960

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Metaleurop SA                                                         35,449    $        22,947
   Montupet SA                                                           32,450            564,030
 * Mr. Bricolage SA                                                       5,200            151,970
   Neopost SA                                                             7,200            362,494
 * Nexans                                                                12,200            377,311
   Norbert Dentressangle                                                  6,320            254,552
   Nord Est SA                                                           21,507          1,124,050
 * Oberthur Card Systems SA                                              36,000            249,431
 * Oeneo                                                                 31,265             83,201
   PSB Industries SA                                                      1,240            144,926
 * Passat SA                                                              1,300             26,616
 * Penauille Polyservices SA                                             10,200            166,043
 * Petit Forestier SA                                                     2,243             83,351
   Pierre & Vacances                                                      4,500            372,743
   Pinguely-Haulotte SA                                                  25,000            139,352
   Plastic Omnium SA                                                     15,423            709,936
   Plastivaloire SA                                                         900             26,540
   Prosodie SA                                                            3,600             82,856
 * Radiall SA                                                             1,340             88,989
   Robertet SA                                                            1,076            125,049
   Rodriguez Group SA                                                     6,600            350,483
   Rougier SA                                                             2,040            140,977
   Rue Imperiale                                                         14,432          2,802,599
   SDR de Bretagne SA                                                       714             18,410
   SEB SA Prime Fidelite 2002                                             3,000            366,090
   SILIC (Societe Immobiliere de
     Location pour L'industrie et le
     Commerce)                                                           12,256            778,653
   SR Teleperformance                                                    90,928          1,925,988
   Sabeton                                                               13,500            169,110
   Samse SA                                                               4,400            490,518
 * Sasa Industries SA                                                     1,000             27,511
 * Saveurs de France-Brossard                                               900             25,353
*# Scor SA                                                               72,300            276,470
   Sechilienne-Sidec                                                      2,200            249,347
   Securidev SA                                                           1,500             15,643
   Selectibail                                                           25,421            704,835
   Signaux Girod SA                                                         600             25,173
   Skis Rossignol SA                                                     41,668            727,749
   Smoby SA                                                                 500             38,209
   Societe du Louvre SA                                                   6,305            506,383
 * Societe Francais des Papiers Peints                                      400              4,416
   Societe Industrielle D'Aviations
     Latecoere SA                                                         2,900             73,871
   Societe Pour L'Informatique
     Industrielle SA                                                      1,000             32,845
 * Solving International SA                                               2,100             25,677
   Somfy Interational SA                                                 22,900          3,686,641
   Sophia SA                                                             17,550            871,378
   Sopra SA                                                               6,900            313,065
   Stallergenes SA                                                        1,249             58,391
   Ste Virbac SA                                                          6,852            215,034
   Stef-Tfe SA                                                              332             27,062
   Sucriere de Pithiviers-le-Vieil                                        1,825          1,093,836
 * Sylis SA                                                               4,700             29,635
   Synergie SA                                                            8,000            146,724
   Taittinger SA                                                         12,700          2,041,512
 * Tessi SA                                                                 900             33,865
   Touax (Touage Investissement SA)                                      10,378            202,156
 * Transiciel SA                                                          9,200            150,536
   Trigano SA                                                             5,500            225,282
 * Ubi Soft Entertainment SA                                              8,500    $       263,390
   Unilog SA                                                              6,320            340,463
 # Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                                        31,700          2,449,072
 * Valtech, La Defense                                                   20,000             23,016
   Viel et Compagnie                                                     44,339            208,349
   Vilmorin et Cie SA                                                     2,349            288,338
   Vivarte SA                                                             8,299            375,545
   Vranken Monopole                                                       2,200             87,687
   Zodiac SA                                                             14,627            432,908
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $40,538,164)                                                                    64,910,990
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Alstom SA Rights 12/10/03                                             95,700             51,623
 * Alstom SA Warrants 01/09/04                                           95,700             34,415
 * Altran Technologies SA Rights
     12/10/03                                                            49,600             39,241
 * Group Open Warrants 10/21/06                                           1,000                851
 * Oeneo Warrants 08/26/06                                               14,365              4,649
 * Prosodie SA Warrants 10/28/06                                            900                669
 * Ubi Soft Entertainment SA Warrants
     05/14/06                                                             4,100              2,654
 * Valtech, La Defense Warrants
     07/29/05                                                            20,000              1,199
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $38,786)                                                                           135,301
                                                                                   ---------------
TOTAL -- FRANCE
  (Cost $40,576,950)                                                                    65,046,291
                                                                                   ---------------
GERMANY -- (11.8%)
COMMON STOCKS -- (11.8%)
 * AC-Service AG                                                          4,300             29,123
   AWD Holding AG                                                        35,600          1,078,814
   Aareal Bank AG                                                        33,200          1,003,299
*# Acg AG Fuer Chipkarten und
     Informationssysteme                                                 15,400             63,688
   Ackermann-Goeggingen AG                                                8,100            150,500
 * Adva AG Optical Networking                                            32,400            174,774
 * Agrob AG                                                               5,800             59,792
 * Aigner (Etienne) AG                                                      600             93,500
 # Aixtron AG                                                            61,400            376,105
   Amadeus Fire AG                                                        4,900             34,714
   Andreae-Noris Zahn AG, Anzag                                          27,200            922,078
 * Articon Integralis AG                                                  7,900             37,406
 * Atoss Software AG                                                      3,700             73,049
 * Augusta Technologie AG                                                 3,200             12,927
 # Ava Allgemeine Handelsgesellschaft
     der Verbraucher AG                                                  30,800          1,007,566
 * Baader Wertpapier Handelsbank AG                                       7,900             61,744
 # Balda AG                                                              31,600            251,142
*# Basler AG                                                              3,200             42,387
 # Beate Uhse AG                                                         44,400            707,871
   Bechtle AG                                                            17,100            197,603
 * Berliner Elektro Holding AG                                           13,861            111,324
   Bertrandt AG                                                           7,650            135,720
 # Beru AG                                                                9,400            569,035
 * Beta Systems Software AG                                               2,850             30,747
   Bilfinger & Berger Bau AG                                             34,600          1,111,553
 * Biolitec AG                                                            8,000             38,359

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Biotest AG                                                             2,400    $        19,995
   Boewe Systec AG                                                        5,700            252,811
 * Borussia Dortmund GMBH & Co.
     KGAA                                                                21,650             94,986
 * Brau und Brunnen AG                                                    4,995            481,405
   Bremer Energiekonto AG                                                14,700             37,709
 * Bremer Woll-Kaemmerei AG                                              17,128             22,996
 * CBB Holding AG                                                       102,602             13,037
 * CTS Eventim AG                                                        14,800            145,477
 * Ce Consumer Electrnic AG                                              21,600             69,910
 * Ceag AG                                                               20,670            218,043
   Celanese AG                                                           20,650            717,856
 * Cenit AG Systemhaus                                                    3,500             29,369
 * Centrotec Hochleistungskunststoffe AG                                  4,900             58,150
   Cewe Color Holding AG                                                  5,600            124,859
 * Comdirect Bank AG                                                     73,000            653,676
 * Computerlinks AG                                                       4,600             73,614
 * Condomi AG                                                             1,800              4,164
 * Curanum AG                                                            21,500             53,607
 * D. Logistics AG                                                       28,000             75,520
 * DAB Bank AG                                                           39,800            300,568
 * DEAG Deutsche Entertainment AG                                        10,500             29,453
   DVB Bank AG                                                            7,124            742,101
 * Data Modul AG                                                          2,904             64,748
 * Deutsche Euroshop AG                                                  15,550            637,307
 * Deutsche Steinzeug
     Cremer & Breuer AG                                                  87,200             91,985
*# Deutz AG                                                              60,400            241,826
 * Deutz AG Issue 03                                                     20,133             77,953
 * Dierig Holding AG                                                     10,500            163,500
   Dis Deutscher Industrie Service AG                                    11,850            250,006
 * Dom-Braugerei AG                                                       1,100             47,865
   Douglas Holding AG                                                    36,650          1,001,678
 * Dr. Scheller Cosmetics AG                                              4,000             21,817
 * Drillisch AG                                                          22,450             97,957
   Duerr Beteiligungs AG                                                 14,750            313,841
 * Eckert and Ziegler Strahlen - und
     Medizintechnik AG                                                    3,000             26,791
 * Elexis AG                                                              8,600             31,649
 * Elmos Semiconductor AG                                                16,350            259,885
   ElreingKlinger AG                                                      1,500            128,563
*# Em TV & Merchandising AG                                             137,050            162,642
 * Epcos AG                                                              55,500          1,267,381
   Erlus Baustoffwerke AG                                                   297            118,555
   Escada AG                                                             20,520            270,576
 * Eurobike AG                                                            1,700                469
 * Evotec Biosystems AG                                                  30,100            212,160
 # FJA AG                                                                 7,150            175,103
   Feilmann AG                                                           17,800            755,340
 * Fortec Elektronik AG                                                   1,400             45,647
*# Freenet.De AG                                                         16,800            993,839
   Fuchs Petrolub AG Oel & Chemie                                         6,693            415,194
   GFK AG                                                                25,600            721,153
 * GPC Biotech AG                                                        17,600            164,561
*# Gft Technologies AG                                                   22,600             85,879
   Grenkeleasing AG                                                      12,650            286,597
   Gwag Bayerische Wohnungs-
     Aktiengesellschaft AG                                                3,383            150,046
   Hamborner AG                                                          21,000            571,432
 * Hawesko Holdings AG                                                    3,300             79,116
 * Herlitz AG                                                             6,962             30,461
 # Hochtief AG                                                           34,000    $       921,100
 * Hoeft & Wessel AG                                                      6,100             23,326
   Holsten-Brauerei AG                                                   38,462          1,567,582
   Hucke AG                                                               8,300             32,833
   Hugo Boss AG                                                          25,100            457,337
 * IFA Hotel & Touristik AG                                               7,000             62,933
*# IM International Media AG                                             19,800             30,380
   IVG Immobilien AG                                                     98,550          1,106,918
 * Innovation in Traffic Systems AG                                      12,300             76,965
   Interseroh AG                                                          9,650            122,618
*# Intershop Deutschland AG                                               7,320             23,604
 * Intertainment AG                                                       8,500             20,378
 * Isra Vision Systems AG                                                 2,100             29,578
   Iwka AG                                                               26,613            519,040
*# Ixos Software AG                                                      18,600            206,463
 # Jenoptik AG                                                           40,800            440,661
   K & S Aktiengesellschaft AG                                          129,500          3,027,079
   KSB AG                                                                 2,387            371,976
   KWS Kleinwanzlebener Saatzucht AG                                      1,650            991,027
 * Kampa-Haus AG                                                         10,375             78,352
   Keramag Keramische Werke AG                                           13,000            654,504
   Kloeckner-Werke AG                                                    38,900            364,650
 * Kontron AG                                                            42,878            321,243
   Krones AG                                                              7,450            520,469
 * LPKF Laser & Electronics AG                                            9,000             54,374
   Leifheit AG                                                           12,500            353,774
   Leoni AG                                                              25,000          1,287,130
   Loewe AG                                                               7,100             56,853
 # MVV Energie AG                                                        48,000            872,863
 * MWG Biotech AG                                                        19,400             23,720
 * Maternus-Kliniken AG, Bad
     Oyenhausen                                                           2,400              1,784
   Maxdata AG                                                            24,600            166,021
 * Mediclin AG                                                           22,050             51,542
 * Medigene AG                                                            8,600             65,772
 * Mensch und Maschine Software AG                                        1,400             13,946
*# Morphosys AG                                                           3,100             36,083
   Muehlabauer Holdings AG & Co.
     KGAA                                                                 5,900            137,984
 * Nemetschek AG                                                          7,400             47,901
   Norddeutsche Affinerie AG                                             30,700            328,632
   Norddeutsche Steingutfabrik AG                                         5,960             32,150
   Novasoft AG                                                           11,800             44,274
 * November AG                                                            5,400             35,990
 * Ohb Teledata                                                          12,650            103,569
   PC-Ware Information Technologies AG                                    5,100             55,266
 * PVATepla AG                                                           15,550             36,535
 * Pandatel AG                                                            5,700             40,996
*# Parsytec AG                                                           11,900             68,186
 * Personal & Informatik AG                                               5,900             32,887
   Pfeiffer Vacuum Technology AG                                          8,250            273,048
 * Pfleiderer AG                                                         36,250            181,637
 * Phoenix AG, Hamburg                                                   37,500            409,065
 * Plambeck Neue Energien AG                                              5,250             14,915
 * Plenum AG                                                              9,300             22,854
 * Primacom AG                                                           15,200             20,929
 * Produkte und Syteme der
     Informationstechnologie AG                                          10,300             53,091
   Progress-Werk Oberkirch AG                                             5,000            199,588
   Puma AG                                                                5,700            899,871

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
*# Qs Communications AG                                                  98,700    $       333,646
   Rational AG                                                           10,612            582,616
 * Realtech AG                                                            3,650             38,722
   Renk AG                                                               19,400            616,264
 * Repower Systems AG                                                     5,000            103,390
   Rheinmetall Berlin AG                                                 45,000          1,478,027
   Rhoen Klinikum AG                                                     13,750            725,228
   Rinol AG                                                               5,900             21,925
 * Rohwedder AG                                                             610              6,435
 * Ruecker AG                                                             7,800             33,660
*# SAP Systems Integrations AG                                           33,650            653,461
 * SGL Carbon AG                                                         20,800            307,928
   Salzgitter AG                                                         58,650            593,376
   Sartorius AG                                                           6,550             69,801
   Schlott Sebaldus AG                                                    4,400             87,555
   Schwarz Pharma AG                                                      8,900            187,021
   Sektkellerei Schloss Wachenheim AG                                    15,120            132,310
 * Senator Entertainment AG                                               9,800             14,214
*# Singulus Technologies AG                                              34,600            736,197
   Sinner AG, Karlsruhe                                                   4,160             50,615
   Sixt AG                                                               15,400            212,294
*# Software AG                                                           25,300            545,899
   Stada Arzneimittel AG                                                 20,000          1,174,750
 * Stahl (R.) AG                                                          2,000             16,782
 * Steag Hamtech AG                                                      28,200            157,189
 * Stoehr & Co. AG                                                       16,000             63,293
 * Strabag AG                                                             3,332            211,291
   Stuttgarter Hofbraeu AG                                               18,000            604,157
   Sued-Chemie AG                                                        29,146          1,037,659
 * Suess Microtec AG                                                     14,000            177,891
 * Syskoplan AG                                                           3,300             26,702
 * Syzygy AG                                                             18,000            126,226
 * TFG Venture Capital AG & Co. KGAA                                      8,800             21,098
   Takkt AG                                                              68,450            454,572
 * Techem AG                                                             23,150            442,620
   Technotrans AG                                                         5,000             74,321
 * Telegate AG                                                           10,800            117,552
 * Teles AG Informationstechnologien                                     21,200            271,919
   Textilgruppe Hof AG                                                   12,170             93,366
*# Tomorrow Focus AG                                                     42,650            117,589
 * Umweltkontor Renewable Energy AG                                      14,100             21,297
   United Internet AG                                                    43,050          1,011,460
 * VBH (Vereinigter
     Baubeschlag-Handel) AG                                               9,415             19,412
   VK Muehlen AG                                                          1,312            121,886
   Vossloh AG                                                            15,900            733,799
*# WCM Beteiligungs AG                                                  245,466            361,923
 * Walter Bau AG, Augsburg                                               33,905             67,061
   Wanderer-Werke AG                                                      7,903            202,733
 * Wedeco AG Water Technology                                            10,550            224,603
 * Westag and Getalit AG,
     Rheda-Wiedenbrueck                                                   7,000             48,500
   Wuerttembergische
     Lebensversicherung AG                                               11,330            177,918
   Wuerttembergische
     Metallwarenfabrik AG                                                30,330            548,995
   Wuerzburger Hofbraeu AG                                                  134             61,381
   Zapf Creation AG                                                       7,500            173,066
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $47,674,467)                                                                    57,045,489
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * DEAG Deutsche Entertainment AG
     Bond Rights 12/03/03                                                 7,000    $             0
 * Fuchs Petrolub AG Oel & Chemie
     Rights 12/09/03                                                      6,693              7,221
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                  7,221
                                                                                   ---------------
TOTAL -- GERMANY
  (Cost $47,674,467)                                                                    57,052,710
                                                                                   ---------------
ITALY -- (8.9%)
COMMON STOCKS -- (8.9%)
*# Acea SpA                                                             163,000            949,606
 * Acegas SpA                                                            27,200            164,005
 * Actelios SpA                                                          25,801            213,405
   Aem Torino SpA                                                       355,000            548,956
 * Aeroporto de Firenze SpA                                               6,000             84,510
*# Alitalia Linee Aeree Italiane SpA
     Series A                                                         2,712,400            871,381
 * Amplifon SpA                                                          15,200            417,252
 * Auschem SpA (In Liquidation)                                          82,000                  0
   Azienda Mediterranea Gas e Acqua
     SpA                                                                267,000            327,421
 * Banca Ifis SpA                                                        16,600            210,928
   Banca Intermobiliare di Investimenti e
     Gestoni SpA                                                         81,000            565,103
   Banca Monte Dei Paschi di Siena SpA                                  229,515            753,843
   Banca Popolare Dell'etruria e Del
     Lazio Scrl                                                          19,000            416,797
   Banca Profilo SpA                                                     88,500            231,800
   Banco di Desio e della Brianza SpA                                    90,000            375,441
   Banco Piccolo Valellinese Scarl SpA                                   41,600            460,272
 * Bastogi SpA                                                        1,183,000            241,785
 * Beghelli SpA                                                         142,000            109,791
   Beni Stabili SpA, Roma                                             1,309,500            784,865
   Biesse SpA                                                            17,100             48,478
 * Binda SpA                                                          1,299,375                  0
   Bonifica dei Terreni Ferraresi e per
     Imprese Agricole Roma                                                9,675            151,349
   Bremba SpA                                                            53,375            374,934
   Brioschi Finanziaria SpA, Milano                                     373,400            116,825
   Buzzi Unicem SpA                                                      94,100          1,139,280
   CAMFIN (Cam Finanziaria)                                              36,527             88,009
   CIR SpA (Cie Industriale Riunite),
     Torino                                                             591,100          1,060,723
*# CMI SpA                                                               64,502            327,837
   CSP International Industria Calze SpA                                 10,000             17,262
 # Caltagirone Editore SpA                                               95,800            783,194
 # Caltagirone SpA                                                      178,399          1,109,888
 * Carraro SpA                                                           26,200             72,863
   Cementir Cementerie del Tirreno SpA                                  249,704            752,806
 * Cirio Finanziaria SpA                                                175,000             36,501
   Class Editore SpA                                                     70,600            205,228
 * Coats Cucirini SpA                                                    30,000             33,085
 * Compagnia Immobiliare Azionaria                                       44,000              7,331
   Credito Artigiano SpA                                                 93,900            379,328
   Cremonini SpA                                                        102,400            214,811
   Danieli & C.Officine Meccaniche SpA                                   66,500            275,017
 * Dataconsyst C.G.S. SpA, Monza                                            220                  0
 * Davide Campari - Milano SpA                                           13,400            588,224

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * De Longhi SpA                                                        115,000    $       512,814
 * Del Favero SpA                                                        86,000                  0
 * Ducati Motor Holding SpA                                             112,500            190,822
   Emak                                                                  27,000            107,130
   Erg SpA                                                              124,000            643,619
   Ergo Previdenza SpA                                                   69,200            348,397
   Ericsson SpA                                                          19,800            481,341
   Esprinet                                                               3,700             94,693
 * FMC (Fabbrica Milanese
     Condutorri SpA)                                                     25,000                  0
 * Finarte Casa d'Aste SpA (Milano)                                      56,266            117,359
 * Finarte Partecipazioni Pro Arte SpA                                  242,693             60,948
*# Finmatica SpA                                                         35,900            419,153
 * Fochi (Filippo) SpA                                                  216,000                  0
 * Fornara Societa Finanziaria e di
     Partecipazioni SpA                                                 310,000                  0
   Gabetti Holding SpA                                                   55,000            126,915
   Gefran                                                                11,000             53,139
 * Gemina SpA                                                           282,400            280,971
 * Gerolimich SpA (In Liquidation)                                      297,400                  0
   Gewiss SpA                                                           221,700            980,644
   Giovanni Crespi SpA                                                   21,000             17,797
   Grandi Navi Veloci SpA                                                38,000             77,438
*# Granitifiandre SpA                                                    28,500            245,978
 * Grassetto SpA                                                        279,125                  0
   Gruppo Ceramiche Ricchetti SpA                                       164,000             70,380
 * I Grandi Viaggi SpA                                                   28,100             22,366
   ITALJOLLY (Cia Italiana dei Jolly
     Hotels SpA)                                                         34,500            200,990
*# Immobiliare Lombardia SpA                                            425,000             81,004
   Immsi SpA                                                            287,000            323,392
   Impregilo SpA                                                        532,000            357,124
   Industria Macchine Automatique SpA                                    27,000            349,224
   Industria Romagnola Conduttori
     Elettrici SpA                                                       17,500             52,864
 # Industrie Zignago S. Margherita SpA                                   52,000            771,691
   Interpump Group SpA                                                   64,700            271,451
   Italmobiliare SpA, Milano                                             12,750            583,839
 * Juventus Footbal Club SpA                                             98,000            223,790
 * La Doria SpA                                                          22,000             60,919
 * Lavorwash SpA                                                         10,000             23,495
   Linificio and Canapificio Nazionale SpA                               22,000             45,623
   Maffei SpA                                                            52,500             95,658
 * Mandelli SpA                                                          41,000                  0
   Manifattura Lane Gaetano
     Marzotto & Figli SpA                                               138,000          1,511,975
 * Marcolin SpA                                                          35,100             50,995
 * Mariella Burani Fashion Group SpA                                     20,400            188,540
 * Meliorbanca SpA                                                       62,500            319,910
   Merloni Elettrodomestici SpA                                         155,000          2,887,368
 # Milano Assicurazioni SpA                                             266,700            890,364
   Mirato SpA                                                            12,000             87,747
   Monrif SpA                                                           150,000            145,645
 * Montefibre SpA                                                       143,130             75,492
 * NGP SpA                                                               17,891             12,031
   Navigazione Montanari SpA                                             95,200            176,884
 * Necchi SpA                                                           164,250             13,782
 * Negri Bossi SpA                                                       13,700             36,130
 * Olidata SpA                                                           20,000             32,174
 * Opengate Group SpA                                                     4,000              9,158
 * Pagnossin SpA                                                          9,000             19,959
 * Perlier SpA                                                          100,700    $        25,820
   Permasteelisa SpA                                                     21,300            347,247
   Pininfarina SpA                                                       31,285            928,552
 * Pirelli & C.Real Estate SpA                                            9,600            276,762
 * Poligrafici Editoriale SpA                                           132,000            284,817
 * Premafin Finanziaria SpA Holding di
     Partecipazioni, Roma                                               311,330            312,368
   Premuda SpA                                                           38,700             60,911
 * Ratti SpA                                                             31,768             25,629
 # Recordati Industria
     Chimica e Farmaceutica SpA                                          48,000            922,922
 * Reno de Medici SpA, Milano                                           332,210            297,477
 * Richard-Ginori 1735 SpA                                              128,000            122,749
   Risanamento Napoli SpA                                               212,600            365,708
 * Rodriquez SpA                                                         41,250                  0
 * Roncadin SpA                                                          81,400             47,812
   SAES Getters SpA                                                      14,750            170,977
   SAI SpA (Sta Assicuratrice Industriale),
     Torino                                                              32,500            568,795
   SISA (Societa Imballaggi Speciali
     Asti SpA)                                                           65,000            155,834
   SMI STA Metallurgica Italiana SpA                                    565,280            217,514
   SNIA SpA                                                             568,977          1,265,197
 * SOPAF (Societa Partecipazioni
     Finanziarie SpA)                                                    85,000             27,460
   Sabaf SpA                                                              8,000            133,586
   Saeco International Group SpA                                        154,000            629,498
 * Schiapparelli 1824 SpA, Milano                                       166,200             26,099
 * Sirti SpA                                                             29,967             54,602
 # Societe Cattolica di Assicurazoni
     Scarl SpA                                                           27,170            925,295
 * Societe Sportiva Lazio SpA                                         1,815,000             98,994
   Sogefi SpA                                                           182,500            625,674
   Sol SpA                                                               70,200            302,100
   Stefanel SpA                                                          54,400            118,683
   Targetti Sankey SpA                                                    8,000             29,057
 * Tecnodiffusione Italia SpA                                             3,332             15,737
   Terme Demaniali di Acqui SpA                                         532,000            264,017
 # Tod's Group SpA                                                       23,400            971,657
 * Trevi-Finanziaria Industriale SpA                                     30,000             41,140
 * Tripcovich (D.) & Co. SpA Navigazione
     Rimorchi e Salvataggi Trieste                                      113,898                  0
 * Unione Manifatture SpA (In Liquidation)                              156,000                  0
 * Unipar (Unione Nazionale di
     Participazione SpA) (In Liquidation)                               539,000                  0
 * Vemer Siber Group SpA                                                 46,000             50,785
 * Viaggi del Ve                                                         23,000             55,968
   Vianini Industria SpA                                                 52,520            154,245
   Vianini Lavori SpA                                                   180,752          1,115,860
   Vittoria Assicurazioni SpA                                            51,500            305,585
   Zucchi (Vincenzo) SpA                                                144,375            756,167
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $37,718,211)                                                                    43,360,556
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Tecnodiffusione Italia SpA
     Warrants 11/15/04
     (Cost $0)                                                            1,332                283
                                                                                   ---------------
TOTAL -- ITALY
  (Cost $37,718,211)                                                                    43,360,839
                                                                                   ---------------

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
                                                                         SHARES             VALUE+
                                                                         ------             ------
SWITZERLAND -- (8.8%)
COMMON STOCKS -- (8.8%)
 * A. Hiestad Holding AG                                                    190    $        66,874
 * AFG Arbonia-Forster Holding AG                                         2,610            300,831
 * Accumulatoren-Fabrik Oerlikon,
     Zuerich                                                                 30             13,344
 * Actelion, Ltd.                                                         4,400            421,205
 * Agie Charmilles Holding AG                                             3,000            148,524
 * Allreal Holding AG                                                     3,657            254,320
   Also Holding AG                                                          268             63,024
 * Amazys Holding AG                                                      1,183             36,147
 * Ascom Holding AG                                                       7,700             72,073
   BHB Beteiligungs und
     Finanzgesellschaft                                                     150              5,095
   BVZ (Brig Visp Zermatt) Holding AG                                       370             73,987
   Bachem AG                                                              3,059            143,163
   Bank Coop AG                                                           5,881          1,046,344
   Bank Sarasin & Cie Series B, Basel                                       274            415,434
 * Banque Cantonale de Geneve                                             1,344            165,827
   Banque Cantonale du Jura                                                 450             73,102
 * Banque Cantonale Vaudoise                                                600             63,123
   Banque Privee Edmond de
     Rothschild SA, Geneve                                                  120          1,141,779
   Barry Callebaut AG                                                     2,326            420,588
   Basellandschaftliche Kantonalbank                                        600            377,808
   Basler Kantonalbank                                                    5,250            332,613
 * Batigroup Holding AG                                                   2,902             25,704
   Belimo Holdings                                                          240             91,714
 * Berna Biotech                                                         13,727            138,043
 * Berner Kantonalbank                                                    2,315            266,381
   Bobst Group SA                                                        18,200            612,430
   Bossard Holding AG                                                     6,350            265,255
   Bucher Industries AG,
     Niederweningen                                                       3,355            456,773
   Caisse d'Epargne Cantonale
     Vaudoise, Lausanne                                                     427            278,122
 * Calida Holding AG                                                        396             67,699
 * Carlo Gavazzi Holding AG                                                 910             38,717
 * Charles Voegele Holding AG                                             3,960            240,776
   Cie Financiere Tradition                                               5,202            482,889
   Conzzeta Holdings AG                                                   1,415          1,061,753
 * Crossair AG, Basel                                                    13,517            106,654
   Daetwyler Holding AG, Atldorf                                            348            531,400
   EGL (Elektrizitaets-Gesellschaft
     Laufenberg) AG, Laufenberg                                           8,390          3,920,075
 * ESEC Holding AG                                                          921            138,572
   Edipresse SA, Lausanne                                                   694            319,427
 * Eichhof Holding AG                                                       188            111,835
   Energie Electrique du Simplon SA                                         350             33,437
   Energiedienst Holding AG                                               8,265          2,141,821
   Escor Casino & Entertainment AG                                          744             16,978
   Feintol International Holding AG                                         110             18,975
 * Fischer (Georg) AG, Schaffhausen                                       1,552            265,326
 * Flughafen Zuerich AG                                                   1,842             93,972
 * Forbo Holding AG, Eglisau                                              1,100            306,331
   Fuchs Petrolub AG Oel & Chemie
     Non-Voting                                                           6,003            377,300
   Galenica Holding, Ltd. AG, Bern                                        4,290            580,752
   Geberit AG                                                               870            379,572
   Generale d'Affichage, Geneve                                             290            135,722
 * Generali (Switzerland) Holdings,
     Adliswil                                                             1,670    $       213,155
 * Golay-Buchel Holding SA, Lausanne                                         40             32,490
   Gornergrat Monte Rasa-Bahnen
     Zermatt                                                                 70             47,110
   Gurit-Heberlein AG                                                     1,125            730,147
 * HPI Holding SA                                                         6,000             10,722
   Helvetia Patria Holding                                                2,831            431,421
 * Industrieholding Cham AG, Cham                                           864            151,049
 * Interroll-Holding SA                                                     320             32,180
   Jelmoli Holding AG                                                     1,521          1,423,673
 # Jelmoli Holding AG, Zuerich (Namen)                                    2,835            521,946
   Kaba Holding AG                                                        1,340            253,961
 * Kardex AG, Zuerich                                                     1,039            122,167
 * Kardex AG, Zuerich (Participating)                                       610             72,668
 * Komax Holding AG                                                       1,100             75,094
 * Kudelski SA                                                           13,000            416,834
   Kuoni Reisen Holding AG                                                1,350            438,610
 * Leica Geosystems Holdings AG                                           1,057            165,575
 * Lem Holdings AG, Lyss                                                    270             49,918
   Luzerner Kantonalbank AG                                               3,200            465,375
 * Maag Holding AG, Zuerich                                                 922            123,210
 * Micronas Semi                                                         12,202            556,902
 * Mikron Holding AG, Biel                                                2,652             36,516
 * Mobilezone Holding AG                                                 13,349             25,403
 * Moevenpick-Holding, Zuerich                                            1,320            714,772
   Nobel Biocare Holding AG                                              45,460          4,263,897
   Orell Fuessli Graphische Betriebe AG,
     Zuerich                                                                240            258,803
   Oz Holding AG                                                          4,400            268,890
   PSP Swiss Property AG                                                  3,442            477,272
 * Parco Industriale e Immobiliare SA                                       600              1,624
 * Phoenix Mecano AG, Stein am Rhein                                      2,749            816,585
   Phonak Holding AG                                                     29,137            637,862
 * Publicitas Holding SA, Lausanne                                        1,115            301,883
*# Reg Real Estate Group                                                  8,010            481,448
   Rieters Holdings AG                                                    2,056            439,758
   Roche Holding AG Genusschein                                             800             72,096
   SAIA-Burgess Electronics AG                                              274             96,440
 * SIA Abrasives Holding AG                                                 337             59,698
   Sarna Kunststoff Holding AG                                            1,760            159,292
 * Saurer AG                                                              6,943            308,824
 * Schaffner Holding AG                                                     300             44,789
 * Schweiter Technology AG                                                  500             67,687
   Schweizerhall Holding AG, Basel                                          140            178,693
   Schweizerische National Versicherungs
     Gesellschaft                                                           472            197,166
   Siegfried Holding AG                                                   8,560          1,021,397
   Sig Holding AG                                                         3,000            404,380
 * Sihl                                                                     150                451
   Sika Finanz AG, Baar                                                     925            375,661
   Sopracenerina                                                          2,409            316,797
 * St. Galler Kantonalbank                                                1,596            289,515
   Sulzer AG, Winterthur                                                  1,637            409,655
 * Swiss Prime Site AG                                                    1,492            264,302
 * Swisslog Holding AG                                                    6,810             35,243
   Tamedia AG                                                             4,500            310,160
   Tecan Group AG                                                         5,859            228,655
 * Temenos Group AG                                                      24,359            169,400
 * UMS Schweizerische Metallwerke
     Holding AG, Bern                                                     2,560             71,093

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Unaxis Holding AG                                                      1,000    $       137,694
   Unilabs SA                                                             2,700             55,348
   Valiant Holding AG                                                     6,278            433,436
   Valora Holding AG                                                      1,857            441,007
 * Vaudoise Assurances Holding,
     Lausanne                                                                45             56,741
   Villars Holding SA, Fribourg                                             150             30,169
 * Von Roll Holding AG                                                   23,024             18,167
*# Von Roll Holding AG, Gerlafingen                                      23,024             20,482
   Vontobel Holdings AG                                                  29,250            643,730
 * Walliser Kantonalbank                                                    150             32,606
   Wmh Walter Meier Holding Ag,
     Zuerich                                                              1,000             51,829
   Zehnder Holding AG                                                       193            142,430
   Zschokke Holding SA, Geneve                                              230             79,886
 * Zueblin Holding AG                                                    10,093             71,127
   Zuger Kantonalbank                                                       545          1,079,275
 * Zuger Kantonalbank New Shares                                             45             87,374
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $26,142,712)                                                                    42,661,225
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
   Fuchs Petrolub AG Oel & Chemie
     7.29% Non-Voting
     (Cost $266,229)                                                      6,003            292,553
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $18,285)                                                                         18,554
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Fuchs Petrolub AG Oel & Chemie
     Preferred Rights 12/11/03                                            6,003                  0
 * Fuchs Petrolub AG Oel & Chemie
     Rights 12/15/03                                                      6,003                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                      0
                                                                                   ---------------
TOTAL -- SWITZERLAND
  (Cost $26,427,226)                                                                    42,972,332
                                                                                   ---------------
GREECE -- (6.9%)
COMMON STOCKS -- (6.9%)
 * A. Cambas Holding & Real Estate SA                                    36,750            103,084
 * AS Co. S.A.                                                           25,370             50,179
   Aegek                                                                 99,835            238,153
 * Agrotiki Insurance S.A.                                               34,455            235,422
   Aktor Technical Co. S.A.                                             130,640            798,667
   Alco Hellas ABEE S.A.                                                 38,730             75,211
 * Alfa Alfa Energy S.A.                                                  3,810             33,431
   Alfa-Beta Vassilopoulos S.A.                                          12,732            205,429
   Alisida S.A.                                                           2,160              8,286
 * Allatini Industrial & Commercial Co.                                  15,370             35,006
   Alpha Leasing                                                         49,481            323,855
 * Alte Technological Co. S.A.                                           85,048            114,183
 * Altec Information & Communication
     Systems S.A.                                                        80,278             77,947
   Alumil Milonas S.A.                                                   27,516            136,554
 * Aluminum of Attica S.A.                                              104,982            128,361
 * Anek Lines S.A.                                                       60,821             96,967
   Arcadia Metal Industry C. Rokas S.A.                                  22,389            132,044
 * Aspis Bank                                                            45,604            164,000
 * Aspis Pronia General Insurance S.A.                                   48,640    $        87,459
 * Astir Palace Vouliagmenis S.A.                                        44,370            405,288
   Athens Medical Center S.A.                                           104,974            212,661
   Athens Water Supply & Sewage
     Co.S.A.                                                             53,245            404,657
 * Atlantic Super Market S.A.                                            13,640             22,237
   Attica Enterprises S.A. Holdings                                     130,214            540,074
   Attica Publications S.A.                                              16,674             87,945
   Atti-Kat S.A.                                                         88,984            123,734
   Autohellas S.A.                                                       22,490            194,107
   Babis Vovos S.A.                                                      42,412            859,201
 * Balafas Construction Holdings S.A.                                    15,200             24,051
 * Bank of Attica S.A.                                                  105,221            456,594
 * Bank of Greece                                                         2,366            281,349
   Bank of Piraeus S.A.                                                 163,829          1,673,207
   Benrubi S.A.                                                           9,221            112,966
 * Betanet S.A.                                                          11,220             57,834
 * Bitros Holdings S.A.                                                  19,302             69,182
 * Byte Computers S.A.                                                   17,230             69,398
   Chipita S.A.                                                          46,325            207,686
   Commercial Bank of Greece                                              1,960             41,304
 * Compucon Computer Applications S.A.                                   11,260             22,001
 * Computer Peripherals International S.A.                                9,110             22,496
 * Cyclon Hellas S.A.                                                    18,131             25,212
 * Daios Plastics S.A.                                                   16,350             64,285
   Delta Holdings S.A.                                                   33,747            242,720
   Dionic SA                                                             12,948             15,987
 * Domiki Krittis S.A.                                                   11,820             63,193
   Edrassi C. Psallidas S.A.                                             15,554             37,849
   Egnatia Bank S.A.                                                    106,477            351,001
   El. D. Mouzakis S.A.                                                  31,653             59,191
   Elais Oleaginous Production S.A.                                      16,707            303,611
 * Elbisco Holding S.A.                                                  56,000            441,706
   Elektrak SA                                                           14,040             35,680
 * Elektroniki of Athens S.A.                                            21,560             82,702
 * Elgeka S.A.                                                           18,590            128,803
   Elmec Sport S.A.                                                      64,256            181,009
 * Elton S.A.                                                             9,320             94,963
 * Etba Leasing S.A.                                                     17,297             43,127
 * Ethniki General Insurance Co. S.A.                                    71,719            476,281
 * Etma Rayon S.A.                                                       11,242             19,540
 * Euro Reliance General Insurance                                       14,830             40,887
 * Eurodrip S.A.                                                         11,620             68,810
 * Euromedica S.A.                                                       33,300             83,028
 * Europaiki Techniki                                                    32,750             34,940
   Everest S.A.                                                          30,730            116,404
 * Evrofarma S.A.                                                         9,500             26,078
 * F.G. Europe SA Common Registered
     Shares                                                               4,536             20,118
 * Fanco S.A.                                                            10,110             31,025
 * Forthnet S.A.                                                         17,510            107,887
   Fourlis S.A.                                                          56,610            166,257
   Frigoglass S.A.                                                       49,990            212,132
 * G.Polyhronos S.A.                                                     10,580             22,321
 * Galaxidi Fish S.A.                                                    12,940             18,924
   General Construction Co. S.A.                                         34,649            297,388
   General Commercial and Industry                                       24,060             27,111
 * General Hellenic Bank                                                 31,139            217,990
   Germanos S.A.                                                         49,650          1,176,049
 * Gianoussis S.A.                                                       13,604             96,540
   Gnomon Construction S.A.                                              23,297             21,504

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Goody's S.A.                                                          17,740    $       266,668
   Halkor S.A.                                                          121,226            273,195
   Hatziioannou S.A.                                                     44,200            115,504
   Hellas Can Packaging Manufacturers S.A.                               27,902            189,309
   Hellenic Cables S.A.                                                  26,908             46,125
   Hellenic Duty Free Shops S.A.                                         65,840          1,163,340
   Hellenic Fabrics S.A.                                                 17,110             58,659
   Hellenic Sugar Industry S.A.                                          35,750            228,843
   Hellenic Technodomiki S.A.                                           124,106            731,943
   Heracles General Cement Co.                                           71,083            628,842
   Hermes Real Estate S.A.                                               23,136            124,247
 * Hippotour S.A.                                                        12,155             25,936
   Hyatt Regency S.A.                                                   105,000            964,134
 * Iaso S.A.                                                             49,300            301,395
 * Iktinos Hellas S.A.                                                    6,500             23,375
   Inform P. Lykos S.A.                                                  20,610            110,188
 * Informatics SA                                                        18,890             43,023
 * Intersat S.A.                                                         19,392              7,206
   Intertech S.A.                                                        12,236             48,990
 * Intracom Constructions S.A.                                           30,520             73,902
   Intracom S.A.                                                        161,516          1,041,639
 * Ionian Hotel Enterprises                                              16,754            249,436
 * J Boutaris & Son Holding S.A.                                         28,150             46,229
   J&P-Avax S.A.                                                         91,496            541,812
   Kalpinis Simos Steel Service Center                                   12,432             45,602
   Karelia Tobacco Co., Inc. S.A.                                         2,160            137,282
   Kathimerini S.A.                                                      21,240            188,411
   Katselis Sons S.A.                                                     9,000             80,051
 * Kego S.A.                                                             21,670             48,576
 * Kekrops S.A.                                                           2,244             69,347
 * Keramia-Allatini S.A. Industrielle
     Commerciale & Technique                                             10,368             38,777
 * Klonatex Group S.A. Bearer Shares                                     20,351             86,847
 * Kordellou Brothers S.A.                                               12,300             24,770
 * Kotsovolos SA                                                          2,872             12,256
 * Lambrakis Press S.A.                                                  94,120            595,710
 * Lampsa Hotel Co.                                                      19,051            157,575
   Lavipharm S.A.                                                        39,294             75,364
 * Lazarides Vineyards S.A.                                              16,660             54,720
   Light Metals Industry                                                 37,502            111,937
 * Logic Dis S.A.                                                        77,230             78,691
   Loulis Mills S.A.                                                     15,382             58,267
 * MLS Multimedia S.A.                                                    8,300             37,410
   Mailis (M.J.) S.A.                                                    90,804            333,078
 * Maritime Company of Lesvos S.A.                                       30,753             25,436
 * Maxim Knitwear Factory C.M.                                           16,360             20,003
 * Medicon Hellas S.A.                                                    2,600             23,811
   Mesochoritis Bros. Construction Co.                                   23,700             22,160
   Metka S.A.                                                            36,270            195,650
   Michaniki S.A.                                                        98,065            315,042
   Minerva Knitwear                                                       5,140             19,717
 * Minoan Lines S.A.                                                     77,309            164,957
   Mochlos S.A.                                                          46,265             44,368
 * Motor Oil (Hellas) Corinth
     Refineries S.A.                                                    138,470          1,161,912
   Mytilineos Holdings S.A.                                              47,000            299,729
 * N. Levederis S.A.                                                      8,355              7,812
   N.B.G. Real Estate Development Co.                                   122,710            770,780
 * Naoussa Spinning Mills S.A.                                           21,832             91,074
 * Naytemporiki S.A.                                                     26,080            152,562
 * Neorion-Syro's Shipyards S.A.                                         27,210    $       116,770
 * Nexans Hellas S.A.                                                     3,003             10,475
   Nikas S.A.                                                            25,287            203,698
   Notos Com.Holdings S.A.                                               85,974            358,646
 * O. Daring Sain                                                         7,760              4,093
   Pantechniki S.A.                                                      50,460            123,395
 * Pegasus Publishing & Printing S.A.                                    58,590            176,988
 * Persefs S.A. Health Care                                              19,660            102,280
 * Persefs S.A. Health Care New Shares                                    3,932             20,456
   Petros Petropoulos SA                                                  7,360             52,936
 * Petzetakis S.A.                                                       22,560             67,879
 * Pilias S.A.                                                          103,584             52,151
 * Pipeworks L. Girakian Profil S.A.                                     11,730             18,279
 * Promota Hellas S.A.                                                   26,580             53,528
 * Proodeftiki Technical Co.                                             32,257             32,867
   Rilken S.A.                                                            1,982             18,627
 * Sanyo Hellas S.A.                                                     59,251            128,556
   Sarantis S.A.                                                         43,940            166,443
 * Sato S.A.                                                             28,850             35,275
   Selected Textile Industry Assoc. S.A.                                 44,649             63,691
   Sfakianakis S.A.                                                      13,390             47,029
 * Sheet Steel S.A.                                                      25,850             19,832
 * Shelman                                                               38,042             68,403
   Silver and Baryte Ores Mining Co. S.A.                                34,961            260,672
   Singular S.A.                                                         54,600            149,881
   Spyroy Agricultural House S.A.                                        22,258             33,352
 * Stabilton S.A.                                                        27,530              2,640
   Strintzis Shipping Lines S.A.                                        131,240            209,236
   Technical Olympic S.A.                                               165,620            829,867
 * Technodomi M.Travlos Br. Com. &
     Constr. Co. S.A.                                                    13,910             10,505
   Teletypos S.A. Mega Channel                                           36,227            226,685
   Terna Tourist Technical &
     Maritime S.A.                                                       57,450            512,368
 * Themeliodomi                                                          37,422            106,315
   Thrace Plastics Co. S.A.                                              45,500             64,905
   Uncle Stathis S.A.                                                    10,999             81,482
   Unisystems S.A.                                                       41,820             97,755
 * Vardas S.A.                                                           13,780             54,511
 * Varvaressos S.A. European
     Spinning Mills                                                       7,200             15,535
   Veterin                                                               18,984             88,296
   Viohalco                                                             249,335          1,309,112
   Vioter S.A.                                                           61,470            103,160
 * Vis Container Manufacturing Co.                                        4,259             16,235
   Zampa S.A.                                                               830             11,740
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $30,722,465)                                                                    33,364,636
                                                                                   ---------------
PREFERRED STOCKS -- (0.0%)
   Egnatia Bank S.A.
   (Cost $8,591)                                                          3,196              9,961
                                                                                   ---------------
TOTAL -- GREECE
  (Cost $30,731,056)                                                                    33,374,597
                                                                                   ---------------
SWEDEN -- (6.3%)
COMMON STOCKS -- (6.3%)
 * ADCore AB                                                                 50                107
 * Active Biotech AB Series A                                             4,160             27,803
 * Active Biotech AB Series B                                            20,080            150,146

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Addtech AB Series B                                                   12,800    $        65,219
 * Alfaskop AB                                                            3,200                339
   Angpannefoereningen AB Series B                                       10,800            165,800
*# Anoto Group AB                                                        83,833            184,173
   Axfood AB                                                             49,500          1,100,569
*# Axis AB                                                               42,700             88,722
 * B & N Bylock & Nordsjoefrakt AB
     Series B                                                            41,800             69,150
   Beiger Electronics AB                                                 11,700            109,938
   Beijer AB Series B                                                    11,700            120,003
   Beijer Alma AB Series B                                               10,400             89,464
   Bergman & Beving AB Series B                                          36,200            221,337
 # Biacore International AB                                               7,850            180,249
   Bilia AB Series A                                                    116,725          1,421,198
   Billerud AB                                                           38,800            575,112
 * Boliden AB                                                            53,200            239,383
 * Bong Ljungdahl AB                                                      9,000             28,586
 * Boras Waefveri AB Series B                                             8,600             40,860
 * Boss Media AB                                                         25,500             72,557
 * Capio AB                                                              48,100            350,115
   Capona AB                                                             19,000            143,328
   Carbo AB                                                              27,800            702,718
   Castellum AB                                                          39,900            844,881
   Cloetta AB Series B                                                   15,600            355,104
 * Concordia Maritime AB Series B                                        37,300             72,072
 * Connecta AB                                                              250                208
   D. Carnegie & Co. AB                                                  62,000            562,063
 * Digital Illusions AB Series A                                          5,000             30,638
 * Doro Telefoni AB Series A                                              2,900              3,493
   Drott Series AB                                                       85,400          1,497,534
 * Duroc AB Series B                                                      2,700              4,645
 * Elekta AB                                                             24,800            466,061
 * Enea Data AB Series B                                                440,000            142,666
   Eniro AB                                                              51,300            458,273
   Fagerhult AB                                                           2,900             37,612
 * Fagerlid Industrier AB                                                 8,600                  0
*# Finnveden AB                                                          57,000            338,707
 * Frontec AB Series B                                                   18,200             13,007
   Getinge AB                                                           176,604          1,659,441
   Geveko AB Series B                                                     8,300            157,079
 * Glocalnet AB                                                         129,100             80,131
   Gorthon Lines AB Series B                                             41,800            106,767
   Gunnebo AB                                                            17,100            423,195
   HL Display AB Series B                                                 4,200             58,363
   Haldex AB                                                             39,000            505,817
   Heba Fastighets AB Series B                                            4,300             51,217
   Hexagon AB Series B                                                    3,572             92,183
 * Hiq International AB                                                  21,500             36,990
   Hoganas AB Series B                                                   31,700            656,563
 * IBS AB Series B                                                       65,200            114,763
 * Industrial & Financial Systems AB
     Series B                                                            29,700             30,462
 * Industrifoervaltnings AB Skandigen                                    21,400             55,227
 * Intentia International AB Series B                                    75,420             69,370
 * Intrum Justitia AB                                                    52,600            263,136
   Karlshamns AB                                                         14,900            182,403
   Kinnevik Industrifoervaltnings AB
     Series B                                                            44,400          1,325,050
   Klippans Finpappersbruk AB                                             5,800             13,279
 * Klovern AB B Shares                                                   23,226             50,410
   Kungsleden AB                                                         17,600            449,545
 * LGP Allgon Holding AB                                                 41,280    $       244,749
   Lagercrantz Group AB Series B                                         12,800             38,962
   Lindex AB                                                             16,100            485,807
   Ljungberg Gruppen AB Series B                                          3,800             50,291
 * Lundin Petroleum AB                                                  154,000            468,761
 * Mandator AB                                                            6,840              1,530
 * Meda AB Series A                                                       6,625            114,858
*# Medivir Series B                                                       4,900             68,739
*# Micronic Laser Systems AB                                             27,200            269,981
*# Modern Times Group AB Series B                                        41,100            824,057
   NCC AB Series B                                                       38,200            272,998
 * Net Insight AB Series B                                              111,400             19,903
   New Wave Group AB Series B                                             9,000            172,113
   Nibe Industrier AB                                                    12,200            196,980
   Nolato AB Series B                                                    42,840            273,842
   OEM International AB Series B                                          7,100             87,386
 # OMHEX AB                                                              78,100            878,563
   Observer AB                                                          137,856            611,186
   Orc Software AB                                                       10,500            126,454
 * Ortivus AB                                                             5,900             24,596
   PEAB AB Series B                                                      62,600            339,673
   Pandox Hotelfastigheter AB                                            20,100            289,952
 * Partnertech AB                                                         3,800             17,350
 * Pergo AB                                                              43,300             87,103
   Poolia AB Series B                                                    18,150             55,727
 * Prevas AB Series B                                                    16,000             19,693
 * Pricer AB Series B                                                    91,000              6,744
 * Proact It Group AB                                                    15,000             48,438
   Proffice AB                                                           72,800            202,327
 * Protect Data AB                                                        6,500             23,226
 * PyroSequencing AB                                                     21,500             33,860
*# Q-Med AB                                                              20,000            423,499
 * Readsoft AB Series B                                                  17,800             27,797
   Rottneros Bruk AB                                                    366,600            409,970
   SSAB Swedish Steel Series A                                           60,300            993,550
   SSAB Swedish Steel Series B                                           17,100            270,437
   Sardus AB                                                              5,700             75,813
 * Scribona AB Series A                                                  40,100             71,113
 * Scribona AB Series B                                                  31,700             57,056
 * Semcon AB                                                             18,300             39,235
 * Sigma AB Series B                                                     25,800             13,214
 * Skistar AB                                                             5,600            138,590
 * Song Network Holding                                                  43,845            356,860
   Sweco AB Series B                                                     23,450            204,828
 * Switchcore AB                                                         72,020             37,363
   TV 4 AB Series A                                                       7,000            134,329
 # Teleca AB Series B                                                    41,200            212,104
 * Telelogic AB                                                         162,400            270,807
 * Ticket Travel Group AB                                                 4,500              5,777
   Trelleborg AB Series B                                                75,400          1,167,509
 * WM-Data AB Series B                                                  275,800            558,455
   Wallenstam Byggnads AB Series B                                       16,700            363,568
 * Wedins Norden AB Series B                                            280,000             72,260
 * Westergyllen AB Series B                                               4,300             29,877
   Whilborg Fastigheter AB Class B                                       57,960            690,357
 * Wilh. Sonesson AB Series A                                             4,160              8,809
 * Wilh. Sonesson AB Series B                                             4,160              8,919
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $21,256,079)                                                                    30,353,176
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
RIGHTS/WARRANTS -- (0.0%)
 * Pricer AB Rights 12/09/03
     (Cost $0)                                                           91,000    $           602
                                                                                   ---------------
TOTAL -- SWEDEN
  (Cost $21,256,079)                                                                    30,353,778
                                                                                   ---------------
NETHERLANDS -- (5.8%)
COMMON STOCKS -- (5.8%)
 * AFC Ajax NV                                                           10,787             65,300
   AM NV                                                                 63,300            469,693
*# ASM International NV                                                  35,850            678,994
   Aalberts Industries NV                                                25,910            661,556
   Accell Group NV                                                        5,010            135,126
 * Airspray NV                                                            3,800             83,815
   Arcadis NV                                                            14,000            152,717
 * Atag Group NV                                                          4,630              1,609
   Athlon Groep NV                                                       34,250            574,788
   Batenburg Beheer NV                                                    3,000            100,333
 * Begemann Groep NV                                                     11,909             57,102
 * Begemann Groep NV Series B                                            13,451              9,352
 * Beter Bed Holding NV                                                   4,900             48,165
   Boskalis Westminster NV                                               51,300          1,271,708
 * Brunel International NV                                               12,000             78,397
   Buhrmann NV                                                           99,080            752,999
 * Copaco NV                                                              7,000             26,432
 * Crucell NV                                                            26,050            129,279
   Delft Instruments NV                                                  13,336            229,402
*# Draka Holding NV                                                      14,287            257,920
 * Econosto NV                                                           17,305             28,004
   Eriks Group NV                                                         9,032            303,044
 * Exact Holding NV                                                      16,800            427,945
   Fornix Biosciences NV                                                  2,531             40,534
 * Fox Kids Europe NV                                                    56,900            402,424
   Gamma Holding NV                                                      15,705            652,320
   Gemeenschappeljk Bezit Crown van
     Gelder NV                                                           12,000            194,193
*# Getronics NV                                                         240,180            495,205
   Grolsche NV                                                           32,100            875,399
   Grontmij NV                                                            2,053             51,951
 # Hagemeyer NV                                                          75,500            208,158
   Heijmans NV                                                           15,477            320,033
   ICT Automatisering NV                                                  5,800             80,094
 # Imtech NV                                                             28,645            631,809
 * Ispat International NV                                                65,245            453,622
   KLM (Koninklijke Luchtvaart Mij) NV                                   24,800            392,117
   Kas Bank NV                                                           42,888            797,897
 * Kendrion NV                                                           21,454            106,213
   Koninklijke Bam NV                                                    25,037            655,472
   Koninklijke Frans Maas Groep NV                                       12,349            373,777
   Koninklijke Nedlloyd NV                                               23,472            777,973
 # Koninklijke Ten Cate NV                                               11,088            470,119
   Koninklijke Vendex KBB NV                                             68,200            884,568
 # Koninklijke Vopak NV                                                  43,400            780,370
*# Laurus NV                                                            416,097            673,361
   MacIntosh NV                                                          15,590            271,912
 * Maverix Capital NV                                                     1,500             68,327
 * NH Hoteles                                                            21,703            254,956
 # NV Holdingsmij de Telegraaf                                           38,050            812,796
   Nederlandsche Apparatenfabriek                                        14,000            322,217
 * New Skies Satellites NV                                               94,650            654,660
   Nutreco Holding NV                                                    24,583            670,403
   Oce NV                                                                60,200    $       860,186
   Opg Groep NV Series A                                                 10,100            385,733
*# Petroplus International NV                                            22,363            173,442
 * Pinkroccade NV                                                        16,700            200,587
   Randstad Holdings NV                                                  42,700            852,239
   Reesink NV                                                             2,050            119,183
   Roto Smeets de Boer NV                                                 2,640             82,597
   Rubber Cultuur Maatschappij
     Amsterdam NV                                                        40,800            110,043
 * SNT Groep NV                                                           9,400            141,977
 * Samas-Groep NV, Zaandam                                               24,184            127,846
 * Scala Business Solutions NV                                           12,100             44,674
 * Semiconductor Industries NV                                           21,900            161,188
   Sligro Food Group Beheer                                              14,528            426,669
   Smit Internationale NV                                                20,578            604,103
   Stern Groep NV                                                         1,236             43,560
   Stork NV                                                              22,700            440,003
 * Textielgroep Twenthe NV                                                1,000              2,997
 * Tulip Computers NV                                                    53,860             17,432
   Twentsche Kabel Holding NV                                            18,244            413,334
   United Services Group NV                                              15,565            314,390
   Univar NV                                                              7,050            111,976
   Van Der Mollen Holding NV                                             57,660            411,255
   Vedior NV                                                             74,880          1,133,675
 * Versatel Telecom International NV                                    336,600            685,934
 * Wegener Arcade NV                                                     70,830            596,887
                                                                                   ---------------
TOTAL -- NETHERLANDS
  (Cost $19,502,763)                                                                    28,378,470
                                                                                   ---------------
SPAIN -- (5.4%)
COMMON STOCKS -- (5.4%)
 # Abengoa SA                                                            56,900            402,424
   Adolfo Dominguez SA                                                    3,700             64,400
   Aldeasa SA                                                            13,200            307,128
 * Amper SA                                                              56,800            260,775
 * Avanzit SA                                                            17,275             54,669
*# Azkoyen SA                                                            52,500            257,396
   Banco de Andalucia                                                     9,800            822,325
   Banco de Credito Balear SA                                            35,424            721,882
   Banco de Valencia SA                                                 188,053          3,345,288
   Banco Guipuzcoano SA                                                  21,194            495,412
   Banco Pastor SA                                                       34,300          1,008,170
 * Baron de Ley SA                                                        4,200            188,195
   CAF (Construcciones y Auxiliar de
     Ferrocarriles SA)                                                    7,500            543,921
   Campofrio Alimentacion SA                                             92,800          1,007,849
   Cementos Portland SA                                                  16,881            910,605
   Compania de Distribucion Integral
     Logista SA                                                          29,600            830,285
   Cortefiel SA                                                          49,200            415,790
 * Dogi International Fabrics SA                                          4,000             17,981
   Elecnor SA                                                            18,300            743,653
 * Ercros SA                                                            100,518             44,583
 * Espanola del Zinc SA                                                  29,250             52,945
 * Estacionamientos Urbanos SA                                            4,200                  0
 # Europistas Concesionaria
     Espanola SA                                                        174,940          1,042,233
   Faes Farma SA                                                         27,111            384,784
   Funespana SA                                                           4,500             27,511
   Grupo Empresarial Ence SA                                             16,040            324,945
*# Grupo Picking Pack SA                                                145,775             83,877

                                                                         SHARES             VALUE+
                                                                         ------             ------
   Hullas del Coto Cortes                                                 8,666    $       105,959
   Iberpapel Gestion SA                                                   6,700            122,881
   Inbesos SA                                                             8,050             31,941
 * Indo Internacional SA                                                 33,600            149,025
   Indra Sistemas SA                                                     75,200            905,948
   Inmobiliaria Colonial SA ICSA                                         35,200            754,448
   Inmobiliaria del Sur SA                                                  331             54,755
 * Inmobiliaria del Sur SA Issue 2003                                        47              7,775
   Inmobiliaria Urbis SA                                                 80,282            731,394
 * LSB (La Seda de Barcelona SA)
     Series B                                                            25,200             54,676
   Lingotes Especiales SA                                                22,080            126,781
 * Mecalux SA                                                             9,500             39,288
   Metrovacesa SA                                                        14,187            432,144
 * Nicolas Correa SA                                                     15,750             53,808
   Obrascon Huarte Lain SA                                               53,992            345,613
 * Parques Reunidos SA                                                   15,300            114,078
   Pescanova SA                                                          26,443            405,416
   Prosegur Cia de Seguridad SA                                          38,800            637,194
   Recoletos Grupo de
     Comunicacion SA                                                     82,300            695,518
 * SOS Cuetara SA                                                        10,400            263,671
 * Sogecable SA                                                          34,600          1,032,749
 # Sol Melia SA                                                         112,700            801,121
   Tavex Algodonera SA                                                   31,944            125,215
 * Tecnocom Telecomunicaciones y
     Energia SA                                                           6,300             33,757
*# Tele Pizza SA                                                        122,900            206,253
   Transportes Azkar, SA                                                 26,700            162,910
   Tubacex SA                                                            73,130            125,358
   Unipapel SA                                                           34,946            627,103
 * Unipapel SA Shares Issue                                               6,989            125,417
 # Uralita SA                                                           112,831            988,702
   Vidrala SA, Alava                                                     47,040            670,453
   Viscofan Industria Navarra de
     Envolturas Celulosicas SA                                           97,492            816,894
                                                                                   ---------------
TOTAL -- SPAIN
  (Cost $14,981,913)                                                                    26,107,271
                                                                                   ---------------
FINLAND -- (4.8%)
COMMON STOCKS -- (4.8%)
   Alandsbanken AB Series B                                               1,700             39,534
 * Aldata Solutions Oyj                                                  56,965            132,474
   Alma Media Oyj                                                         7,797            261,233
 * Amanda Capital Oyj                                                    51,210             11,050
   Amer-Yhtymae Oyj Series A                                             22,120            925,401
 * Aspo P.L.C.                                                            7,050            117,892
   Aspocomp Group P.L.C.                                                 12,738            157,274
 * Basware Oyj                                                            7,050             46,481
 * Benefon Oy                                                             1,900                934
 * Biotie Therapies Oyj                                                  39,754             38,600
   Capman Oyj Series B                                                   12,485             27,238
*# Comptel Oyj                                                           92,066            257,143
   Elcoteq Network Corp.                                                 16,210            322,560
 * Elektrobit Group Oyj                                                 571,957            377,090
 * Elisa Communications Corp.                                            74,525          1,022,885
 * Eq Online Oyj                                                          7,100             18,384
 * Evox Rifa Group Oyj                                                   51,210              8,594
*# F-Secure Oyj                                                         124,968            212,719
   Finnair Oyj                                                           77,910            501,518
   Finnlines Oyj                                                         30,280          1,041,372
 # Fiskars Oy AB Series A                                                32,370    $       422,950
   HK Ruokatalo Oy Series A                                              16,370            130,494
 # Huhtamaki Van Leer Oyj                                                92,100          1,017,911
   Ilkka-Yhtyma Oyj                                                       1,890             67,968
 # J.W. Suominen Yhtyma Oy                                               11,970             95,419
   Jaakko Poyry Group Oyj                                                12,500            329,649
   KCI Konecranes International Oyj                                      13,800            443,998
   Kemira Oyj                                                           118,400          1,298,650
   Kesko Oyj                                                             32,060            557,251
   Laennen Tehtaat Oy                                                     3,930             55,166
   Lassila & Tikanoja Oyj                                                14,350            471,671
   Lemminkainen Oy                                                       14,600            358,778
   Martela Oy                                                               530              8,675
   Metsaemarkka Oyj Series B                                                700              5,454
   New Kyro Corp. Oyj                                                    36,470            349,740
   Nokian Renkaat Oyj                                                     9,700            759,284
   Nordic Aluminium Oy                                                    1,900             18,335
 * Okmetic Oyj                                                            9,794             41,091
   Okobank Class A                                                       33,440            709,110
   Olvi Oyj Series A                                                      3,320             57,269
   Orion-Yhtyma Oyj Series A                                             20,590            459,080
   Orion-Yhtyma Oyj Series B                                             30,460            681,335
   Outokumpu Oyj Series A                                                21,100            282,018
   Oy Stockmann AB Series B                                              24,300            583,454
   PK Cables Oyj                                                          4,760            128,669
 # Perlos P.L.C. Warrants 04/04/04                                       47,791            361,489
   Pohjola Group P.L.C. Series D                                         46,185          1,137,158
 * Polar Real Estate Corp. Series K                                     154,810            142,892
   Ponsse Oyj                                                             6,300            136,313
 * Proha Oyj                                                             30,082             27,406
   Raisio Group P.L.C. Series V                                         118,423            191,641
   Rakentajain Koneuvokrammo Oy                                          10,260             70,965
 * Ramirent Oyj                                                           5,420             93,883
   Rapala VMC Oyj                                                        30,970            197,502
 * Rautaruukki Oyj Series K                                             126,380            931,693
   Rocla Oy                                                               1,300             10,753
 * Saunalahti Group Oyj                                                  92,364            117,362
 * Scanfil Oyj                                                           55,249            390,747
   Sponda Oyj                                                            71,121            549,891
   Stockmann Oyj AB                                                      20,480            491,489
 * Stonesoft Corp.                                                       49,279             40,169
 * Suominen Corp. Issue 2003 Shares                                       5,985             42,687
 * Sysopen P.L.C.                                                         7,720             39,330
   Talentum Oyj                                                          18,300            103,541
 * Tecnomen Holding Oyj                                                  36,470             53,773
   Teleste Corp. Oyi                                                     11,499             81,326
   Uponor Oyj Series A                                                   34,000            988,348
 * Vacon Oyj                                                             12,497            145,310
   Vaisala Oy Series A                                                   12,650            356,351
   Viking Line AB                                                         3,240             89,756
 # Wartsila Corp. Oyj Series B                                           40,160            746,182
   Yit-Yhtymae Oyj                                                       26,854            856,269
                                                                                   ---------------
TOTAL -- FINLAND
  (Cost $15,188,165)                                                                    23,248,021
                                                                                   ---------------
NORWAY -- (4.2%)
COMMON STOCKS -- (4.2%)
 * Aker Kvaerner ASA                                                     67,930          1,124,959
   Aktiv Kapital ASA                                                     48,017            436,298
   Arendals Fosse Kompani ASA                                               100              8,354
 * Avantor Financial Corp.                                               13,270            115,227

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * Blom ASA                                                              18,367    $         3,311
 # Bonheur ASA                                                            9,800            213,998
 * C. Tybring-Gjedde ASA                                              1,451,452             53,179
 * Choice Hotel Scandinavia ASA                                          27,740             74,803
 * Corrocean ASA                                                         19,321              8,070
 * DOF ASA                                                               97,006            181,972
   Den Norske Oljeselkapet                                               85,320            325,103
*# EDB Elektronisk Data Behandling ASA                                  137,617            780,512
   Ekornes ASA                                                           52,390            905,998
*# Eltek ASA                                                             40,842            298,080
 * Expert ASA                                                            48,758            242,953
   Farstad Shipping ASA                                                  60,790            512,267
 * Fjord Seafood ASA                                                    629,483            302,590
*# Fred Olsen Energy ASA                                                 91,600            322,184
   Ganger Rolf ASA                                                        6,690            127,458
 * Gresvig ASA                                                            4,590             16,884
 * Hafslund ASA                                                          58,700            302,815
 * Home Invest ASA                                                       15,077             11,048
 * Industrifinans Naeringseiendom ASA                                     7,582             11,112
 * Kenor ASA                                                            175,716            157,601
 # Kongsberg Gruppen ASA                                                 45,600            681,650
 # Kverneland ASA                                                        16,160            168,150
 * Merkantildata ASA                                                    320,521            230,170
 * Natural ASA                                                           10,143             63,622
*# Nera ASA                                                             187,753            398,980
 * Nordic VLSI ASA                                                        5,000             52,759
*# Ocean Rig ASA                                                         66,031            109,351
 # Odfjell ASA Series A                                                  24,910            489,187
   Olav Thon Eiendomsselskap ASA                                          8,320            347,508
 * P4 Radio Hele Norge ASA                                               32,200             17,932
*# Photocure ASA                                                         26,690            176,018
   Prosafe ASA                                                           51,530            977,972
 # Rieber and Son ASA Series A                                           63,654            471,101
   Schibsted ASA                                                         96,160          1,634,741
 * Sinvest ASA                                                          270,349              3,566
 # Smedvig ASA Series A                                                  83,580            563,452
 * Software Innovation ASA                                               13,423             40,327
   Solstad Offshore ASA                                                  54,100            329,035
 * Steen and Stroem ASA                                                  19,512            353,155
 * Storebrand ASA                                                       183,330          1,120,382
 * Tandberg ASA Series A                                                200,080          1,451,461
*# Tandberg Data ASA                                                     58,950            161,556
 * Tandberg Storage ASA                                                  48,450             10,367
 * Tandberg Television ASA                                               76,230            318,396
 * Telecomputing ASA                                                     44,963             74,461
*# Tgs-Nopec Geophysical Co. ASA                                         34,410            403,433
   Tomra Systems ASA                                                    271,280          1,538,599
 * Unit 4 Agresso NV                                                      4,620             46,718
   Veidekke ASA                                                          21,846            168,085
   Visma ASA                                                             47,393            475,775
   Wilhelmshaven (Wilhelm), Ltd. ASA                                     28,000            718,113
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $17,368,700)                                                                    20,132,798
                                                                                   ---------------
BONDS -- (0.0%)
  Aker RGI Holding ASA
    ***4.660%, 12/05/03
       (Cost $297,547)                                                    2,010            176,761
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Norwegian Krone
  (Cost $1,415)                                                                              1,423
                                                                                   ---------------
TOTAL -- NORWAY
  (Cost $17,667,662)                                                               $    20,310,982
                                                                                   ---------------
DENMARK -- (4.1%)
COMMON STOCKS -- (4.1%)
 # AS Dampskibsselsk Torm                                                19,830            466,467
   Aarhus Oliefabrik A.S. Aeries A                                        4,350            220,072
 * Alm. Brand A.S.                                                       24,360            525,930
 # Amagerbanken A.S.                                                      2,394            235,288
   Ambu International A.S. Series B                                         150             15,709
   Amtssparekassen Fyn A.S.                                               1,968            221,640
   Bang & Olufsen Holding A.S. Series B                                  13,387            506,870
   Brodrene Hartmann A.S. Series B                                        5,865            123,790
   Bryggerigruppen A.S.                                                   6,015            334,349
   Christian Hansen Holding A.S. Series B                                10,030            555,911
*# Codan A.S.                                                            43,400          1,363,546
   DFDS A.S., Copenhagen                                                  8,710            252,602
   DSV, De Sammensluttede
     Vognmaend A.S.                                                      22,630            886,005
   Dalhoff, Larsen & Hornemann A.S
     Series B                                                             1,370             54,742
   Danware                                                                4,185             65,742
   DiskontoBanken A.S.                                                      535             94,387
 # East Asiatic Co., Ltd.                                                22,723            867,680
   Edb Gruppen A.S.                                                       3,230             62,450
 * FLS Industries                                                        54,980            589,077
 * Fimiston Resources & Technology Ltd.                                     400              3,512
   Fluegger A.S. Series B                                                 2,338            108,865
 * Foras Holding A.S. Series A                                            7,082             65,610
   Forstaedernes Bank                                                     3,547            169,732
 * GN Great Nordic A.S.                                                 210,980          1,339,316
 * Genmab A.S.                                                           25,029            217,762
 * Glunz & Jensen A.S.                                                    1,470             11,369
   H&H International A.S. Series B                                        1,000            191,731
 * Harboes Bryggeri A.S.                                                    260             51,107
   Hojgaard Holding A.S. Series B                                         2,500             60,419
 * IC Co. A.S.                                                            3,510             24,318
 * Incentive A.S.                                                         3,575             10,656
 * Junckers (F.) Industrier A.S.                                            860              8,175
 * Jyske Bank A.S.                                                       37,760          1,794,732
   Kjobenhavns Sommer Tivoli A.S.                                           190             41,633
   Koebenhavns Lufthavne                                                  9,910          1,093,729
   Kompan A.S.                                                              230             25,384
   NKT Holding A.S.                                                      27,245            502,618
 * NTR Holdings A.S.                                                      1,130              6,918
*# Neg Micon A.S.                                                        29,108            314,219
 * Neurosearch A.S.                                                       7,710            207,451
   Per Aarsleff A.S. Series B                                             1,545             46,301
 * Pharmexa A.S.                                                          3,235             16,679
*# RTX Telecom A.S.                                                       8,400             78,497
   Radiometer A.S. Series B                                               9,188            618,789
   Ringkjobing Bank                                                       1,670            100,362
 * Ringkjobing Landbobank                                                 1,400            322,559
   Rockwool, Ltd.                                                         3,820             93,552
 * SAS Danmark A.S.                                                      34,300            339,872
   Sanistal A.S. Series B                                                 1,786             86,327
   Satair A.S.                                                            1,350             23,491
   Schouw & Co. A.S.                                                     13,585            227,635
   Simcorp A.S.                                                           5,240            195,869
   Sjaelso Gruppen A.S.                                                   2,388            159,672
 * Sondagsavisen A.S.                                                    21,165             85,252
   Spar Nord Holding                                                      4,973            394,211
   Sydbank A.S.                                                           8,172            979,596

                                                                         SHARES             VALUE+
                                                                         ------             ------
 * TK Development                                                        12,478    $        34,177
   Thrane & Thrane A.S.                                                   4,208            113,902
 * Topdanmark A.S.                                                       28,300          1,431,732
   Treka A.S.                                                             8,498            134,180
   VT Holdings Shares B                                                   3,130            132,631
   Vestas Wind Systems A.S.                                              27,377            412,423
   Vestjysk Bank A.S.                                                     1,080            288,157
 * Wessel & Vett Magasin du Nord A.S
     Series C                                                             2,102             46,398
                                                                                   ---------------
TOTAL -- DENMARK
  (Cost $14,772,800)                                                                    20,053,777
                                                                                   ---------------
BELGIUM -- (3.7%)
COMMON STOCKS -- (3.7%)
 * Abfin SA                                                               2,560                  0
   Ackermans & Van Haaren SA                                             24,280            520,980
 * Arinso International NV                                               10,630            152,272
   BMT NV                                                                 2,040            194,409
   Banque Nationale de Belgique                                             710          3,045,216
   Barco (New) NV                                                         8,970            711,282
   Bekaert SA                                                            14,610            817,874
   Brantano NV                                                            2,060             66,920
 * Brederode SA                                                          12,180            228,643
   CFE (Compagnie Francois
     d'Entreprises)                                                       2,080            501,163
   Carrieres Unies Porphyre                                                  20             29,944
   Cie Martime Belge SA                                                   5,320            315,034
   Cofinimmo SA                                                           6,423            829,996
   Commerciale de Brasserie SA
     COBRHA                                                                 115             96,497
 # D'Ieteren SA                                                           3,830            815,382
   Deceuninck SA                                                         63,700          1,947,148
 * Docpharma SA NV                                                        2,950             94,594
 * Duvel Moorgat NV                                                       3,870            101,178
 * EVS Broadcast Equipment SA                                             1,100             44,832
 * Exmar NV                                                               3,080            123,684
   Floridienne NV                                                         2,033            118,195
   Glaces de Moustier-sur-Sambre SA                                      13,370            405,642
   Immobel (Cie Immobiliere de
     Belgique SA)                                                         4,600            182,518
 * Ion Beam Application SA                                               17,780             86,319
 * Ipso-Ilg SA                                                            5,990             43,082
 * Kinepolis Group NV                                                     5,020             90,264
   Melexis NV                                                            33,050            369,238
   Metiers Automatiques Picanol                                          16,120            390,333
 * Neuhaus NV                                                               544             20,222
   Nord-Sumatra Investissements SA                                          650            153,497
   Omega Pharma SA                                                       20,170            567,948
   Papeteries de Catala SA                                                  315             35,872
 * Quick Restaurants SA                                                  14,000            149,361
*# Real Software SA                                                      10,280              8,996
   Recticel SA                                                           20,220            185,422
   Resilux NV                                                             1,350            102,518
   Rosier SA                                                                655             72,785
   Roularta Media Groep                                                   7,160            330,355
 * SIPEF (Societe Internationale de
     Plantations & de Finance), Anvers                                    1,545            250,024
 * Sait Radioholland                                                      7,313             45,585
   Sapec SA                                                               3,635            196,299
 * Sapec SA VVPR                                                             75                 70
   Sioen Industries                                                      15,500            138,423
   Societe Belge Des Betons SA                                            8,500    $       311,788
 * Solvus SA                                                             38,344            471,590
 * Solvus SA Interim Strip VVPR                                          18,176                218
   Spector Photo Group SA                                                 3,688             52,830
 * Systemat SA                                                            2,450             11,131
*# Telindus Group SA                                                     28,800            249,258
   Ter Beke NV                                                            2,281            139,449
   Tessenderlo Chemie                                                    19,550            615,405
   UNIBRA                                                                 1,600            133,298
 * Ubizen                                                                14,300             15,256
 * Umicore-Strip VVPR                                                       456                295
 # Union Miniere SA                                                       9,586            640,047
   VPK Packaging Group SA                                                 6,345            197,373
   Van de Velde NV                                                        1,960            225,552
   Warehouses de Pauw Sicafi                                              4,998            188,664
                                                                                   ---------------
TOTAL -- BELGIUM
  (Cost $12,202,800)                                                                    17,832,170
                                                                                   ---------------
AUSTRIA -- (2.7%)
COMMON STOCKS -- (2.7%)
 * Austria Email AG                                                         715              2,040
 * Austrian Airlines/Oesterreichische
     Luftverkehrs-Aktiengesellschaft                                     27,880            217,233
   BBAG Oesterreichische
     Brau-Beteiligungs AG                                                 7,984          1,181,876
   BWT AG                                                                13,530            213,925
   Bank Fuer Kaernten und
     Steiermark AG                                                          520             60,059
   Bohler Uddeholm AG                                                     9,020            583,118
   Brau Union Goess-Reinighaus AG                                        10,720          1,627,879
 * Ca Immobilien Invest AG                                               22,003            501,663
   Constantia-Iso Holding AG                                             15,000            152,837
   Constantia-Verpackungen AG                                             6,000            100,693
   Flughafen Wien AG                                                     14,792            629,469
 * Immofinanz Immobilien Anlagen AG                                     165,130          1,243,097
 # Lenzing AG                                                             3,424            491,301
   Manner (Josef) & Co. AG                                                  870             34,415
   Mayr-Melnhof Karton AG                                                 9,840          1,054,631
   Oberbank AG                                                            3,555            303,416
   Palfinger AG                                                           7,610            199,869
 * RHI AG, Wien                                                          18,559            292,995
 * Readymix Kies-Union AG                                                   500             40,157
   Rosenbauer International AG                                              850             43,773
 * Sparkassen Immobilien                                                 24,880            225,770
   Ubm Realitaetenentwicklung AG                                            360             31,718
 # Uniqa Versicherungen AG                                               79,223            749,286
 * VA Technologie AG                                                     11,400            316,902
   Voestalpine AG                                                        30,095          1,188,692
   Wienerberger AG                                                       63,642          1,611,991
 * Wolford AG                                                             4,100             88,466
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $8,758,421)                                                                     13,187,271
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Jenbacher AG Rights 03/31/08
     (Cost $0)                                                            7,860                  0
                                                                                   ---------------
TOTAL -- AUSTRIA
  (Cost $8,758,421)                                                                     13,187,271
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
IRELAND -- (2.7%)
COMMON STOCKS -- (2.7%)
   Abbey P.L.C.                                                          25,557    $       196,069
 * Arcon International Resources P.L.C.                                 143,750              7,237
 * Ardagh P.L.C.                                                         14,262             12,019
 * Barlo Group P.L.C.                                                   182,053             82,928
   DCC P.L.C.                                                            91,965          1,207,136
 * Dragon Oil P.L.C.                                                    104,167             57,439
 * Elan Corp. P.L.C.                                                    154,046            830,964
   Fyffes P.L.C.                                                        380,502            702,420
   Glanbia P.L.C.                                                       321,765            755,987
 * Grafton Group P.L.C.                                                 253,939          1,628,556
   Greencore Group P.L.C.                                               213,126            779,212
   Heiton Holdings P.L.C.                                                51,677            229,202
   IAWS Group P.L.C.                                                    105,879          1,186,700
   IFG Group P.L.C.                                                      37,599             43,268
   IWP International P.L.C.                                              39,611             14,245
   Independent News & Media P.L.C.                                      618,550          1,497,771
 * Iona Technologies P.L.C.                                              21,281             98,214
   Irish Intercontental Group P.L.C.                                     18,872            228,485
   Jurys Hotel Group P.L.C.                                              69,061            836,130
   Kingspan Group P.L.C.                                                183,188            878,368
   McInerney Holdings P.L.C.                                             33,991            165,835
   Paddy Power P.L.C.                                                    49,663            415,535
   Readymix P.L.C.                                                      109,762            243,413
   Ryan Hotels P.L.C.                                                    68,061             85,666
   United Drug P.L.C.                                                   188,448            535,376
   Waterford Wedgwood P.L.C.                                            806,657            270,749
                                                                                   ---------------
TOTAL -- IRELAND
  (Cost $9,498,217)                                                                     12,988,924
                                                                                   ---------------
PORTUGAL -- (1.6%)
COMMON STOCKS -- (1.6%)
 * Corticeira Amorim Sociedad Gestora
     Participacoes Sociais SA                                           194,100            211,732
 * EFACEC (Empresa Fabril de
     Maquinas Electricas)                                                20,200             77,485
 * Ibersol SGPS SA                                                       14,462             67,263
 * Impresa Sociedade Gestora de
     Participacoes Socias SA                                            163,000            679,964
 * Impresa Sociedade Gestora de
     Participacoes Socias SA New
     Shares                                                              27,166            113,325
 * Investimentos Participacoes e Gestao
     SA Inapa                                                            43,702            137,777
 * Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                                    130,000          1,371,341
 * Mota-Engil SGPS SA                                                   250,900            448,132
 * Novabase SGPS                                                         56,005            399,451
 * Portucel-Empresa Produtora de
     Pasta de Papel SA                                                  466,977            778,090
 * Sag Gest - Solucoes Automovel
     Globais SGPS SA                                                    235,500            409,334
 * Salvador Caetano - Industrias
     Metalurgicas e Veiculos de
     Transporte SA                                                       54,900            197,430
 * Sociedad Construcoes Soares da
     Costa SA                                                            19,200    $        44,190
 * Sociedade de Investimento e Gestao
     SGPS SA                                                            160,396            721,015
 * Sonae SGPS SA                                                      1,079,900            906,152
 * Sonaecom SGPS SA                                                     321,175            885,501
 * Teixeira Duarte Engenharia e
     Construcoes SA                                                     609,000            562,118
                                                                                   ---------------
TOTAL -- PORTUGAL
  (Cost $6,340,397)                                                                      8,010,300
                                                                                   ---------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 * Euro Currency
     (Cost $463,597)                                                                       475,138
                                                                                   ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 * InFocus Corp.
     (Cost $190,357)                                                     10,455             82,804
                                                                                   ---------------
UNITED KINGDOM -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $7,627)                                                                           8,306
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                    ------
                                                                     (000)
TEMPORARY CASH
  INVESTMENTS -- (8.8%)
Repurchase Agreement, PNC Capital
  Markets, Inc. 0.82%, 12/01/03
  (Collateralized by $4,625,000 FHLB
  Notes 1.875%, 02/15/05, valued at
  $4,659,688) to be repuchased at
  $4,590,314 (Cost $4,590,000)                                  $         4,590          4,590,000
 Repurchase agreements in a Pooled
  Cash Account, Mizuho Securities
  USA, 1.05%, 12/01/03 (Collateralized
  by $54,183,000 U.S. Treasury
  Obligations, rates ranging from
  2.976% to 5.625%, maturities
  ranging from 02/15/06 to 11/15/25,
  valued at $38,000,919) to be
  repurchased at $38,004,244
  (Cost $38,000,919)^                                                    38,001         38,000,919
                                                                                   ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $42,590,919)                                                                    42,590,919
                                                                                   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $366,549,627)++                                                            $   485,434,900
                                                                                   ===============

----------
  + See Note B to Financial Statements.
  ^ Security purchased with cash proceeds from securities on loan
  * Non-Income Producing Securities
  # Total or Partial Securities on Loan
*** Rates shown are the rates as of November 30, 2003, and maturities shown are the next interest readjustment date.
 ++ The cost for federal income tax purposes is $363,107,669

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
ISRAEL -- (9.6%)
COMMON STOCKS -- (9.6%)
  Africa-Israel Investments, Ltd.                                        10,870    $     1,622,091
* Agis Industries (1983), Ltd.                                           71,436          1,950,957
  American Israeli Paper Mills, Ltd.                                      3,291            172,545
* Bank Hapoalim, Ltd.                                                 2,309,640          5,362,682
* Bank Leumi Le-Israel                                                2,802,069          4,865,594
  Bezeq Israeli Telecommunication Corp.,
    Ltd.                                                              4,049,014          4,412,938
* Blue Square Chain Stores Properties
    Investment                                                           46,103            515,152
  Blue Square Israel, Ltd.                                               16,186            165,341
* CLAL Industries, Ltd.                                                 289,038          1,362,756
  CLAL Insurance, Ltd.                                                  114,684          1,964,810
  Delek Group, Ltd.                                                       4,584            374,735
  Discount Investment Corp                                               66,100          1,707,375
* Elbit Medical Imaging                                                  17,319            112,415
  Elbit Systems, Ltd.                                                    98,319          1,594,961
  Elite Industries, Ltd.                                                  6,650            248,378
* Elron Electronic Industries, Ltd.                                      27,495            291,240
* First International Bank of Israel                                     48,660            272,719
* First International Bank of Israel, Ltd.                              347,200            388,523
  IDB Development Corp., Ltd.
    Series A                                                            101,015          2,255,362
  IDB Holding Corp., Ltd.                                                36,578            712,292
  Industrial Building Corp., Ltd.                                       300,675            278,520
  Israel Chemicals, Ltd.                                              2,410,526          3,164,612
  Israel Corp. Series A                                                   5,500            605,795
* Koor Industries, Ltd.                                                  25,971            803,892
  M.A.Industries, Ltd.                                                  843,283          2,788,948
* Matav Cable Israel                                                     19,027            156,133
  Migdal Insurance Holdings                                           2,079,107          2,854,048
  Osem Investment, Ltd.                                                 210,522          2,144,173
  Property and Building Corp., Ltd.                                       3,973            304,850
  Super-Sol, Ltd. Series B                                              372,926            861,085
* Tefahot Israel Mortgage Bank, Ltd.                                     56,600            479,037
  Teva Pharmaceutical Industries, Ltd.                                  209,140         12,456,904
* United Mizrahi Bank, Ltd.                                             384,693          1,205,653
                                                                                   ---------------
TOTAL -- ISRAEL
  (Cost $39,413,217)                                                                    58,456,516
                                                                                   ---------------

BRAZIL -- (9.1%)
PREFERRED STOCKS -- (7.1%)
  Ambev Cia de Bebidas das Americas                                  12,453,835          2,934,913
  Aracruz Celulose SA Series B                                          711,999          1,918,314
  Banci Itau Holding Financeira                                      56,500,000          4,660,723
  Banco Bradesco SA                                                 746,183,093          3,582,793
  Brasil Telecom Participacoes SA                                   164,643,872          1,251,450
* Braskem SA                                                         30,000,000            481,507
  Cimento Portland Itau                                                 860,000            160,502
  Companhia Brasileira de
  Distribuicao Pao de Acucar                                         28,730,000            635,628
* Companhia Siderurgica Paulista                                         65,000             16,322
* Compania Paranaense de Energia
    Series B                                                        100,000,000            431,286
* Embratel Participacoes SA                                         143,582,922            510,604
  Gerdau SA                                                              81,852          1,344,295
  Investimentos Itau SA                                               3,237,934          3,318,141
  Klabin SA                                                             542,875    $       657,639
* Lojas Renner SA                                                       800,000              5,429
  Siderurgica Belgo-Mineira                                           4,010,000            857,245
  Siderurgica de Tubarao Sid Tubarao                                 27,620,000            744,531
  Siderurgica Paulista Casipa Series B                                      325              2,978
  Suzano de Papel e Celulose                                            143,544            491,957
  Tele Centro Oeste Celular
    Participacoes SA                                                230,437,922            713,130
  Tele Norte Leste Participacoes SA                                 180,034,131          2,532,818
  Telemar Norte Leste SA Series A                                   112,000,000          2,194,774
* Telesp Celular Participacoes                                      679,941,089          1,672,743
  Telesp Participacoes SA                                           188,000,000          2,621,921
  Telesudeste Celular Participacoes
    SA                                                               81,000,000            159,416
  Unibanco Unias de Bancos
    Brasileiros SA                                                    3,500,000             66,508
  Unibanco-Uniao de Bancos
    Brasileiros SA                                                   12,963,000            596,025
  Usinas Siderurgicas de Minas
    Gerais SA                                                            52,039            490,018
  Vale do Rio Doce Series A                                             188,160          7,291,439
* Vale do Rio Doce Series B                                              81,160                  0
  Votorantim Celulose e Papel SA                                     12,467,325            632,462
  Weg SA                                                                185,000            293,162
                                                                                   ---------------
TOTAL PREFERRED STOCKS
  (Cost $28,912,571)                                                                    43,270,673
                                                                                   ---------------

COMMON STOCKS -- (2.0%)
  Ambev Cia de Bebidas das Americas                                   3,320,000            704,106
  Brasil Telecom Participacoes SA                                    59,520,574            371,625
  Brasil Telecom SA                                                   4,230,875             20,530
  Brasil Telecom SA                                                 310,600,000          1,575,660
  Cemig Cia Ene                                                      77,000,000          1,225,416
* Cpfl Geracao Energia SA                                             3,140,000              3,995
  Embraer Empresa Brasileira de
    Aeronautica                                                         413,521          3,029,494
* Embratel Participacoes                                             57,550,000            253,868
* Empresa Nasional de Comercio
    Redito e Participacoes SAncorpar                                    480,000                611
  Petroquimica do Sul Copesul                                         2,276,000             94,994
  Siderurgica Nacional Sid Nacional                                  41,651,000          1,871,256
  Souza Cruz Industria e Comercio                                       221,000          2,131,259
  Tele Centro Oeste Celular
    Participacoes                                                    57,876,799            204,248
* Tele Norte Celular Participacoes                                   57,624,254             13,296
  Tele Norte Leste Participacoes                                     58,595,122            613,390
  Tractebel Energia SA                                               29,600,000             12,153
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $7,495,878)                                                                     12,125,901
                                                                                   ---------------

TOTAL -- BRAZIL
  (Cost $36,408,449)                                                                    55,396,574
                                                                                   ---------------

SOUTH KOREA -- (9.0%)
COMMON STOCKS -- (9.0%)
* Amorepacific Corp.                                                      2,100            295,246
* CJ Corp.                                                                5,550            265,484
* Cho Hung Bank Co., Ltd.                                               135,810            377,360
  Daelim Industrial Co., Ltd.                                             9,670            277,538

                                                                         SHARES             VALUE+
                                                                         ------             ------
* Daewoo Heavy Industries & Machinery,
    Ltd.                                                                 41,150    $       330,692
* Daewoo Securities Co., Ltd.                                            56,445            211,308
* Daewoo Shipbuilding & Marine
    Engineering Co., Ltd.                                                51,940            738,883
  Daishin Securities Co., Ltd.                                            5,340             81,074
  Hankook Tire Manufacturing Co., Ltd.                                   40,550            311,365
* Hite Brewery Co., Ltd.                                                  4,750            333,909
* Hyundai Heavy Industries Co., Ltd.                                     20,520            646,985
* Hyundai Merchant Marine Co., Ltd.                                      27,000            196,988
* Hyundai Mobis                                                          22,900          1,009,692
  Hyundai Motor Co., Ltd.                                                95,919          3,638,706
* Hyundai Securities Co., Ltd.                                           49,011            266,247
* KT Corp.                                                               32,200          1,242,943
* KT&G Corp.                                                             48,980            902,547
* Kia Motors Corp.                                                       97,120            848,351
  Kookmin Bank                                                          139,085          4,917,526
  Koram Bank, Ltd.                                                       54,820            638,476
  Korea Electric Power Corp.                                            170,620          3,598,200
* Korea Exchange Bank                                                    64,600            314,388
  Korea Gas                                                              20,860            466,814
  Korean Air Co., Ltd.                                                   17,670            261,658
  Kumgang Korea Chemical Co., Ltd.                                        2,600            191,423
  LG Chemical Investment, Ltd.                                           65,230            483,507
  LG Chemical, Ltd.                                                      28,206          1,102,851
* LG Electronics, Inc.                                                   23,720          1,174,111
  LG Engineering & Construction Corp.                                    12,480            188,438
  LG Investment & Securities Co., Ltd.                                   29,880            208,803
  LG Petrochemical Co., Ltd.                                             11,070            237,599
  Nong Shim Co., Ltd.                                                     1,550            288,840
  POSCO                                                                  19,580          2,329,304
  S-Oil Corp.                                                            49,290          1,125,586
  S1 Corp.                                                               16,638            325,964
  SK Corp., Ltd.                                                         55,584          1,280,876
  SK Telecom Co., Ltd.                                                    9,090          1,467,044
  Samsung Corp.                                                          41,960            352,561
  Samsung Electro-Mechanics Co., Ltd.                                    32,707            994,502
  Samsung Electronics Co., Ltd.                                          36,128         13,975,725
  Samsung Fire and Marine Insurance,
    Ltd.                                                                 21,719          1,199,735
* Samsung Heavy Industries Co., Ltd.                                     57,240            328,569
  Samsung SDI Co., Ltd.                                                  20,352          2,065,591
* Samsung Securities Co., Ltd.                                           18,040            388,699
  Shinhan Financial Group Co., Ltd.                                     151,242          2,201,851
  Shinsegae Co., Ltd.                                                     4,010            800,632
                                                                                   ---------------
TOTAL -- SOUTH KOREA
  (Cost $26,470,350)                                                                    54,884,591
                                                                                   ---------------

THAILAND -- (8.7%)
COMMON STOCKS (8.7%)
* Advance Agro Public Co., Ltd.
    (Foreign)                                                           334,100            303,347
  Advance Info Service Public Co.,
    Ltd. (Foreign)                                                    5,982,000          9,739,013
* Aromatics (Thailand) Public Co.,
    Ltd. (Foreign)                                                    1,387,500          1,650,752
  BEC World Public Co., Ltd.
    (Foreign)                                                           391,500          2,137,684
  Bangkok Expressway Public Co.,
    Ltd. (Foreign)                                                    1,794,100          1,015,571
* Bank of Asia Public Co., Ltd.
    (Foreign)                                                         9,363,000          1,242,928
* Bank of Ayudhya Public Co., Ltd.
    (Foreign)                                                         5,174,500    $     1,529,345
  Banpu Public Co., Ltd. (Foreign)                                      132,000            304,170
* Capetronic International (Thailand)
    Public Co., Ltd. (Foreign)                                        4,490,000            195,682
* Central Pattana Public Co., Ltd.                                      835,500          1,025,410
  Charoen Pokphand Foods
    Public Co., Ltd. (Foreign)                                       14,442,000          1,656,716
* DBS Thai Danu Bank Public Co.,
    Ltd. (Foreign)                                                      842,200            106,528
  Delta Electronics (Thailand)
    Public Co., Ltd. (Foreign)                                        4,100,710          2,721,824
  Hana Microelectronics
    Public Co., Ltd. (Foreign)                                          238,300            620,744
* International Broadcasting Corp.
    Public Co., Ltd. (Foreign)                                          612,000            347,963
  Krung Thai Bank Public Co., Ltd.
    (Foreign)                                                        17,302,970          3,748,797
  Land & Houses Public Co., Ltd.
    (Foreign)                                                         2,130,310            688,316
  National Finance and Securities
    Public Co., Ltd. (Foreign)                                          630,150            260,425
  National Petrochemical Public Co.,
    Ltd. (Foreign)                                                      441,500            956,537
  Ratchaburi Electricity Generating
    Holding Public Co., Ltd. (Foreign)                                2,200,000          2,052,599
  Shin Corporation Public Co., Ltd.
    (Foreign)                                                         6,122,000          4,446,789
* Shinawatra Satellite Public Co., Ltd.
    (Foreign)                                                         1,381,225            819,913
  Siam Cement Public Co., Ltd.
    (Foreign)                                                           270,000          1,528,366
  Siam City Cement Public Co., Ltd.
    (Foreign)                                                           633,413          3,268,206
* Siam Commercial Bank Public Co.,
    Ltd. (Foreign)                                                    2,549,166          2,585,880
  Siam Makro Public Co., Ltd.
    (Foreign)                                                           727,100            801,313
* TISCO Finance Public Co., Ltd.
    (Foreign)                                                         1,231,100            963,604
* Telecomasia Corp. Public Co., Ltd.
    (Foreign)                                                         6,977,800            952,511
* Thai Military Bank Public Co., Ltd.
    (Foreign)                                                        11,657,100          1,532,869
  Thai Stanley Electric (Thailand)
    Public Co., Ltd. (Foreign)                                           89,000            909,506
  Thai Union Frozen Products
    Public Co., Ltd. (Foreign)                                        3,178,520          2,467,981
  Vanachai Group Co-Foreign                                             950,200            302,255
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $48,710,016)                                                                    52,883,544
                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
* Bank of Ayudhya Public Co., Ltd.
    Warrants 08/25/08                                                 1,650,200            198,396
* Telecomasia Corp. Public Co., Ltd.
    (Foreign) Warrants 03/31/08                                       1,444,563                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                198,396
                                                                                   ---------------

TOTAL -- THAILAND
  (Cost $48,710,016)                                                                    53,081,940
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                         ------             ------
MEXICO --- (8.6%)
COMMON STOCKS -- (8.6%)
  America Movil S.A. de C.V. Series L                                 5,862,000    $     7,511,018
* America Telecom S.A. de C.V.
    Series A                                                          1,749,071          2,061,747
  Apasco S.A. de C.V.                                                    112,200            848,120
* Carso Global Telecom S.A. de C.V.
    Telecom Series A1                                                 1,748,071          2,466,554
  Cementos de Mexico S.A. de C.V
    Series B                                                            805,582          4,077,250
* Coca Cola Femsa S.A. de C.V
    Series L                                                            318,100            641,205
* Consorcio Ara S.A.                                                    100,000            241,275
  Controladora Comercial Mexicana
    S.A. de C.V. Series B                                               365,700            336,847
* Corporacion Interamericana de
    Entramiento S.A. de C.V. Series B                                    75,000            131,461
  Desc S.A. de C.V. Series B                                            365,000            114,040
  Desc S.A. de C.V. Series C                                              6,905              1,936
  El Puerto de Liverpool S.A. Series C1                                 339,500            362,999
  Embotelladora Arca SA de CV ,
    Mexico                                                              318,500            642,012
* Empresas ICA Sociedad Controladora
    S.A. de C.V                                                         207,900             47,738
  Empresas la Moderna S.A. de C.V
    Series A                                                            120,000             16,827
  Fomento Economico Mexicano
    Series B & D                                                        508,000          1,745,686
  Gruma S.A. de C.V. Series B                                            90,406            112,510
  Grupo Carso S.A. de C.V. Series A-1                                   409,000          1,362,111
  Grupo Continental S.A.                                                346,600            492,095
  Grupo Elektra S.A. de C.V                                             110,000            561,075
* Grupo Financiero BBva Bancomer
    'B' Shares                                                        2,198,672          1,913,442
  Grupo Financiero del Norte S.A
    Series C                                                            238,000            782,193
  Grupo Financiero GBM Atlantico
    S.A. de C.V. Series L                                                22,745              4,585
  Grupo Financiero Inbursa S.A. de C.V
    Series O                                                          1,424,097          1,528,908
* Grupo Gigante S.A. de C.V. Series B                                   115,778             60,374
  Grupo Industrial Alfa S.A. Series A                                   276,290            832,970
  Grupo Industrial Bimbo S.A. de C.V
    Series A                                                            550,000            927,413
  Grupo Industrial Maseca S.A. de C.V
    Series B                                                            229,000             92,722
  Grupo Modelo S.A. de C.V. Series C                                  1,562,300          3,758,481
  Grupo Televisa S.A. (Certificate
    Representing Series A, Series D &
    Series L)                                                         1,375,000          2,807,787
* Hylsamex S.A. de C.V. Series B                                         60,000             37,545
  Industrias Penoles S.A. de C.V                                        165,000            462,670
  Kimberly Clark de Mexico S.A. de C.V
    Series A                                                            578,000          1,433,573
* Nueva Grupo Mexico S.A. de C.V
    Series B                                                            419,858            754,332
* Organizacion Soriana S.A. de C.V
    Series B                                                            285,000            619,444
  TV Azteca S.A. de C.V. Series A                                     1,055,000            567,710
  Telefonos de Mexico S.A. Series A                                     100,000            166,079
  Telefonos de Mexico S.A. Series L                                   4,532,000          7,502,871
* US Commercial Corp. S.A. de C.V                                       223,000    $        85,993
  Vitro S.A.                                                            121,600            115,630
  Walmart de Mexico S.A. de C.V
    Series C                                                          1,556,955          4,148,158
  Walmart de Mexico S.A. de C.V
    Series V                                                            137,180            396,263
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $40,119,156)                                                                    52,773,649
                                                                                   ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* Mexican Peso
    (Cost $26,135)                                                                          23,875
                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
* Empresas ICA Sociedad Controladora
    S.A. de C.V. Rights 12/09/03
    (Cost $114,709)                                                     207,900             22,593
                                                                                   ---------------

TOTAL -- MEXICO
  (Cost $40,260,000)                                                                    52,820,117
                                                                                   ---------------

TURKEY -- (8.6%)
COMMON STOCKS -- (8.6%)
  Akbank T.A.S.                                                   1,811,999,062          8,056,083
  Anadolu Efes Biracilik ve
    Malt Sanayi A.S.                                                182,246,814          2,144,080
  Arcelik A.S.                                                    1,549,702,646          6,730,924
* Aygaz A.S.                                                        593,998,416          1,320,448
* BSH Profilo Elektrikli Gerecler
    Sanayii A.S.                                                      4,725,086             56,559
* Dogan Sirketler Grubu Holdings A.S.                               577,649,971            675,637
* Dogan Yayin Holding A.S.                                          282,794,524            778,555
  Enka Insaat Ve Sanayi A.S.                                         83,056,850          3,039,358
* Eregli Demir ve Celik Fabrikalari
    Turk A.S.                                                       145,031,000          2,752,811
* Ford Otomotiv Sanayi A.S.                                         722,990,000          3,758,361
* Hurriyet Gazetecilik ve Matbaacilik
    A.S.                                                            370,163,648            968,451
* Koc Holding A.S.                                                  368,118,168          4,557,413
  Migros Turk A.S.                                                  180,108,150          2,168,197
  Tat Konserve Sanayii A.S.                                                   7                  0
* Tofas Turk Otomobil Fabrikasi A.S.                              1,489,092,271          2,240,768
  Trakya Cam Sanayii A.S.                                           115,327,000            309,616
  Tupras-Turkiye Petrol Rafineleri A.S.                             289,886,950          2,022,467
* Turk Sise ve Cam Fabrikalari A.S.                                 430,349,924            594,601
* Turkiye Garanti Bankasi A.S.                                    1,549,482,967          3,311,993
* Turkiye Is Bankasi A.S. Series C                                  989,612,850          4,873,606
* Vestel Elektronik Sanayi Ticaret A.S.                             240,241,000            706,591
* Yapi ve Kredi Bankasi A.S.                                      1,232,184,338          1,500,197
                                                                                   ---------------
TOTAL -- TURKEY
  (Cost $30,184,710)                                                                    52,566,716
                                                                                   ---------------

INDONESIA -- (8.4%)
COMMON STOCKS -- (8.4%)
  PT Astra Agro Lestari Tbk                                           1,150,000            212,608
* PT Astra International Tbk                                          8,470,461          4,476,045
* PT Bank Central Asia Tbk                                              490,000            190,979
* PT Bank Danamon Indonesia Tbk                                         890,000            185,982
  PT Bimantara Citra Tbk                                                943,500            360,099
  PT Gudang Garam Tbk                                                 4,695,500          7,009,846
  PT Hanjaya Mandala Sampoerna
    Tbk                                                              13,377,500          6,705,073

                                                                         SHARES             VALUE+
                                                                         ------             ------

* PT Indocement Tunggal Prakarsa
    Tbk                                                               7,362,000    $     1,586,763
  PT Indofood Sukses Makmur Tbk                                      18,886,400          1,497,910
  PT Indonesian Satellite Corp.Tbk                                    2,993,500          4,024,671
  PT International Nickel Indonesia Tbk                                  73,000            195,605
  PT Kalbe Farma Tbk                                                  1,050,000             98,818
* PT Lippo Bank Tbk Series A                                          3,281,200            192,365
* PT Lippo Land Development Tbk                                         166,500             10,767
* PT Makindo Tbk                                                      2,236,500            226,806
  PT Medco Energi International Tbk                                   9,754,000          1,518,626
* PT Panasia Indosyntec Tbk                                              75,100              2,428
  PT Ramayana Lestari Sentosa Tbk                                     4,004,000          1,844,726
  PT Sari Husada Tbk                                                     13,793             23,191
  PT Semen Gresik Tbk                                                 1,739,502          1,676,501
  PT Telekomunikasi Indonesia
    (Persero) Tbk Series B                                           18,576,820         13,342,795
  PT Tempo Scan Pacific                                                 277,000            170,941
  PT Unilever Tbk                                                    15,765,000          5,914,223
                                                                                   ---------------
TOTAL -- INDONESIA
  (Cost $46,236,443)                                                                    51,467,768
                                                                                   ---------------

MALAYSIA -- (8.0%)
COMMON STOCKS -- (8.0%)
  AMFB Holdings Berhad                                                  317,000            442,131
  AMMB Holdings Berhad                                                  951,443            713,582
* Aokam Perdana Berhad                                                      333                  5
  Berjaya Sports Toto Berhad                                            518,000            545,263
  British American Tobacco Berhad                                       167,000          1,889,737
  Commerce Asset Holding Berhad                                       1,673,000          1,769,858
* Digi.Com Berhad                                                       449,862            414,346
  Diversified Resources Berhad                                          581,000            322,608
  Gamuda Berhad                                                         447,000            823,421
  Genting Berhad                                                        457,000          2,056,500
  Golden Hope Plantations Berhad                                        632,000            565,474
  Hong Leong Bank Berhad                                                874,250          1,207,845
  Hong Leong Credit Berhad                                              727,429            966,715
  Hong Leong Properties Berhad                                          175,328             26,761
  IOI Corp. Berhad                                                      615,000          1,181,447
  IOI Oleochemical Industries Berhad                                     22,041             45,822
  IOI Properties Berhad                                                 103,000            216,842
  Kuala Lumpur Kepong Berhad                                            462,500            803,289
* MBF Holdings Berhad                                                     7,050                584
  Magnum Corp. Berhad                                                 1,007,500            726,460
  Malakoff Berhad                                                       566,000            811,763
  Malayan Banking Berhad                                              1,988,500          5,232,895
  Malayan Cement Berhad                                               1,739,000            414,157
  Malaysia Mining Corp. Berhad                                          675,000            431,645
* Malaysian Airlines System Berhad                                      814,000            951,095
  Malaysian International Shipping
    Corp. (Foreign)                                                     635,666          1,990,638
  Malaysian Pacific Industries                                          136,000            608,421
* Maxis Communications Berhad                                           100,000            188,158
  Nestle (Malaysia) Berhad                                              146,000            810,684
  O.Y.L. Industries Berhad                                               89,000            884,145
  Oriental Holdings Berhad                                              168,000            190,105
  PPB Group Berhad                                                      294,000            468,079
  Perusahaan Otomobil Nasional
    Berhad                                                              338,000            760,500
  Petronas Dagangan Berhad                                              322,000            588,921
  Petronas Gas Berhad                                                 1,283,000          2,414,066
* Plus Expressways Berhad                                               295,000            194,079
  Public Bank Berhad (Foreign)                                        2,970,402    $     2,212,168
  RHB Capital Berhad                                                  1,185,000            598,737
  Resorts World Berhad                                                  709,000          1,940,421
* Silverstone Corp. Berhad                                               11,587              1,098
  Sime Darby Berhad (Malaysia)                                        1,394,800          1,945,379
  Southern Bank Berhad                                                   48,440             31,996
  Southern Bank Berhad (Foreign)                                        734,437            479,317
  Telekom Malaysia Berhad                                             1,829,000          4,139,316
  Tenaga Nasional Berhad                                              1,718,000          4,091,553
* Time Dotcom Berhad                                                  1,518,000            385,492
  UMW Holdings Berhad                                                   268,333            423,684
  YTL Corp. Berhad                                                      931,362          1,039,204
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $46,883,068)                                                                    48,946,406
                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
* AMMB Holdings Berhad Rights
    11/27/03
    (Cost $0)                                                           180,288             77,809
                                                                                   ---------------

TOTAL -- MALAYSIA
  (Cost $46,883,068)                                                                    49,024,215
                                                                                   ---------------

TAIWAN -- (7.7%)
COMMON STOCKS -- (7.7%)
  Accton Technology Corp.                                                99,296             70,656
  Acer, Inc.                                                            456,767            652,715
* Advanced Semiconductor
    Engineering, Inc.                                                   643,500            593,565
  Advantech Co., Ltd.                                                    58,706             91,970
  Ambit Microsystems Corp.                                               60,852            156,807
  Amtran Technology Co., Ltd.                                            66,080             56,889
* Arima Computer Corp.                                                  178,800             64,399
  Asia Cement Corp.                                                     428,000            208,047
  Askey Computer Co., Ltd.                                               60,200             33,141
  Asustek Computer, Inc.                                                478,875          1,065,724
  Au Optronics Corp.                                                    896,750          1,073,999
  Benq Corp.                                                            433,600            511,686
* CMC Magnetics Corp.                                                   547,400            411,952
  CTB Financial Holding Co., Ltd.                                     2,086,535          1,221,982
  Cathay Financial Holdings Co., Ltd.                                   767,529          1,110,276
* Cathay Real Estate Development
    Co., Ltd.                                                           347,213            122,516
* Chang Hwa Commercial Bank                                             807,796            371,374
  Cheng Shin Rubber Industry Co., Ltd.                                  171,698            230,271
  Cheng Uei Precision Industry Co.,
    Ltd.                                                                 39,215             82,105
* Chi Mei Optoelectronic Corp.                                          301,000            341,104
  Chicony Electronics Co., Ltd.                                          45,240             86,771
* China Airlines                                                        502,579            223,695
* China Development Financial Holdong
    Co., Inc.                                                           932,000            412,099
  China Motor Co., Ltd.                                                 266,628            468,453
    China Steel Corp.                                                 1,984,916          1,586,770
* Chinatrust Financial Holdings Co.,
    Ltd.                                                                 65,024             63,596
* Chinatrust Financial Holdings Co.,
    Ltd. Preferred                                                      162,048             47,452
* Chungwa Picture Tubes Co., Ltd.                                     1,008,000            441,277
    Compal Electronics                                                  621,810            844,860
* Compeq Manufacturing Co., Ltd.                                        131,300             71,129

                                                                         SHARES             VALUE+
                                                                         ------             ------
* Cosmos Bank Taiwan                                                    252,000    $       130,612
  D-Link Corp.                                                           82,100             96,885
  Delta Electronics Industrial Co., Ltd.                                310,027            407,620
* E.Sun Financial Holding Co., Ltd.                                     444,000            256,129
  Elitegroup Computer Systems Co.,
    Ltd.                                                                100,750            101,488
  Eternal Chemical Co., Ltd.                                             93,000             56,644
  Eva Airways Corp.                                                     431,758            183,956
  Evergreen Marine Corp., Ltd.                                          450,682            364,241
  Far East Textile, Ltd.                                                753,980            366,503
* Far Eastern International Bank                                        303,000            143,736
* First Financial Holding Co., Ltd.                                   1,165,000            750,512
  Formosa Chemicals & Fiber Co., Ltd.                                   902,491          1,374,217
  Formosa Plastics Corp.                                              1,009,123          1,492,261
  Formosa Taffeta Co., Ltd.                                             243,203            101,127
  Fu Sheng Industria                                                     84,863            145,373
  Fubon Financi                                                       1,733,052          1,573,195
  Fuh-Hwa Financial Holding Co., Ltd.                                   485,797            150,789
  Giga-Byte Technology Co., Ltd.                                        124,200            221,851
  Hon Hai Precision Industry Co., Ltd.                                  528,940          2,044,511
  Hotai Motor Co., Ltd.                                                  87,000             96,553
* Hsinchu International Bank                                            258,000            110,302
  International Bank of Taipei                                          444,122            226,288
  Inventec Corp.                                                        362,560            216,580
  Kinpo Electronics, Inc.                                               189,200            106,373
  Lite-On Technology Corp.                                              674,646            723,046
* Macronix International Co., Ltd.                                      663,500            159,318
  Media Tek, Inc.                                                       134,390          1,188,456
  Micro-Star International                                              114,700            179,691
  Mitac International Corp.                                             166,000             72,184
* Mosel Vitelic Inc. Co., Ltd.                                          518,000             29,123
  Nan Ya Plastic Corp.                                                1,317,156          1,735,637
* Nanya Technology Co., Ltd.                                            738,989            432,790
  Nien Hsing Textile Co., Ltd.                                           95,000             95,139
  Nien Made Enterprise Co., Ltd.                                         45,216             79,442
  Oriental Union Chemical Corp.                                         106,920            122,731
* Pacific Electric Wire & Cable Corp.                                   233,200              3,551
  Pihsiang Machinery Mfg. Co., Ltd.                                      32,760            108,401
  Pou Chen Corp.                                                        395,415            413,362
  Premier Image Technology Corp.                                         85,800            131,903
  President Chain Store Corp.                                           153,927            245,653
  Quanta Computer, Inc.                                                 576,255          1,358,375
  Realtek Semiconductor Corp.                                           112,920            203,355
* Ritek Corp.                                                           376,750            246,018
* Shin Kong Fin                                                         436,000            259,174
* Silicon Integrated Systems Corp.                                      267,000            186,861
* Siliconware Precision Industries Co.,
    Ltd.                                                                339,000            351,408
  Sunplus Technology Co., Ltd.                                          136,950            238,610
  Synnex Tech International Corp.                                       129,800            178,261
  Systex Corp., Ltd.                                                    159,500             83,136
  Taishin Financial Holdings Co., Ltd.                                  713,000            517,786
* Taiwan Business Bank                                                  508,000            127,186
  Taiwan Cement Corp.                                                   534,697            236,425
  Taiwan Glass Ind. Corp.                                               204,370            149,612
* Taiwan Semiconductor Manufacturing
    Co., Ltd.                                                         3,975,480          7,392,179
  Taiwan Styrene Monomer Corp.                                           84,700             71,183
* Tatung Co., Ltd.                                                      884,000            220,029
  Teco Electric & Machinery Co., Ltd.                                   309,000            104,960
  Tong Yang Industry Co., Ltd.                                           76,220            120,524
  Transcend Information, Inc.                                            29,344    $        61,867
  Uni-President Enterprises Corp.                                       619,020            246,520
* United Microelectronics Corp.                                       3,389,381          2,977,493
  Via Technologies, Inc.                                                266,246            326,668
* Walsin Lihwa Corp.                                                    578,000            171,792
  Wan Hai Lines Co., Ltd.                                               241,080            218,843
* Winbond Electronics Corp.                                             929,000            418,934
  Ya Hsin Industrial Co., Ltd.                                          130,212            163,956
* Yageo Corp.                                                           405,440            170,961
  Yang Ming Marine Transport Corp.                                      385,000            356,252
  Yieh Phui Enterprise Co., Ltd.                                        165,300            105,037
  Yuen Foong Yu Paper Manufacturing
    Co., Ltd.                                                           262,650            108,444
  Yulon Motor Co., Ltd.                                                 329,200            400,053
  Zyxel Communication Corp.                                              55,200            116,381
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $38,863,438)                                                                    47,043,736
                                                                                   ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* Taiwan Dollar
    (Cost $304,473)                                                                        303,330
                                                                                   ---------------

TOTAL -- TAIWAN
  (Cost $39,167,911)                                                                    47,347,066
                                                                                   ---------------

UNITED STATES -- (6.5%)
COMMON STOCKS -- (6.5%)
  BBV Banco BHIF ADR                                                     64,200          1,589,592
  Banco de Chile Series F ADR                                            47,643          1,305,895
  Banco Santander Chile Sponsored
    ADR                                                                 295,998          7,021,073
* Chilesat Corp. S.A. ADR                                                   788              1,694
  Cia Telecom de Chile ADR                                              421,400          5,836,390
  Compania Cervecerias Uni ADR                                          115,400          2,413,014
  Cristalerias de Chile SA ADR                                           35,600          1,076,900
  Distribucion y Servicio D&S SA ADR                                    176,800          3,323,840
  Embotelladora Andina SA Andina ADR                                    109,600          1,036,816
  Embotelladora Andina SA Andina
    Series B ADR                                                         89,100            864,270
* Empresa Nacional de Elec ADR                                          514,018          5,854,665
    Enersis SA ADR                                                      285,903          1,841,215
* Grupo Financiero Galicia S.A. ADR                                     211,011          1,306,158
    Lan Chile SA ADR                                                    125,900          1,932,565
* Madeco SA                                                               4,450             35,066
  Masisa SA ADR                                                          25,100            265,809
  Sociedad Quimica y Minera de Chile
    SA ADR                                                               61,300          2,540,885
  Sociedad Quimica y Minera de Chile
    SA ADR Class A                                                          902             37,478
  Vina Concha y Toro SA Conchatoro
    ADR                                                                  27,100          1,207,576
                                                                                   ---------------

TOTAL -- UNITED STATES
  (Cost $39,950,627)                                                                    39,490,901
                                                                                   ---------------

POLAND -- (3.9%)
COMMON STOCKS -- (3.9%)
* Agora SA                                                               98,779          1,107,371
  Bank Polska Kasa Opieki -- Grupa
    Pekao SA                                                            156,792          4,173,607
  Bank Przemyslowo Handlowy Pbk                                          31,526          2,582,101
  Bank Zackodni Wbk SA                                                   93,312          1,719,588
* Big Bank Gdanski SA                                                 2,029,541          1,277,872

                                                                         SHARES             VALUE+
                                                                         ------             ------
* Bre Bank SA                                                            35,201    $       797,357
  Browary Zywiec SA                                                      15,860          1,743,495
* Budimex SA                                                             36,763            319,922
* Cersanit-Krasnystaw SA                                                 19,143            357,674
  Debica SA                                                              19,800            595,467
  Frantschach Swiecie SA                                                 91,061          1,794,641
* Kredyt Bank SA                                                        418,563            803,484
* Netia Holdings SA                                                     495,665            478,282
* Optimus Technologie                                                     6,873             13,193
  Orbis SA                                                               77,409            485,413
  Polski Koncern Naftowy Orlen S.A.                                     267,237          1,593,701
* Prokom Software SA                                                     21,336            873,750
  Telekomunikacja Polska SA                                             712,274          2,552,287
  Zaklady Metali Lekkich Kety SA                                         15,120            441,175
                                                                                   ---------------
TOTAL -- POLAND
  (Cost $21,204,440)                                                                    23,710,380
                                                                                   ---------------

PHILIPPINES -- (3.7%)
COMMON STOCKS -- (3.7%)
  Aboitiz Equity Ventures, Inc.                                       7,803,400            427,104
  Ayala Corp.                                                        35,419,600          3,019,167
  Ayala Land, Inc.                                                   27,511,576          2,665,994
  Bank of the Philippine Island                                       3,867,811          2,984,583
* Equitable PCI Bank, Inc.                                            2,217,300          1,313,071
* Filipina Water Bottling Corp.                                       2,006,957                  0
* Metro Bank and Trust Co.                                            4,584,435          2,138,992
  Petron Corp.                                                       28,593,000          1,077,529
* Philippine Long Distance Telephone
    Co.                                                                 347,030          4,701,797
  SM Prime Holdings, Inc.                                            29,223,000          3,408,695
  Union Bank of the Philippines                                       1,572,300            719,491
                                                                                   ---------------

TOTAL -- PHILIPPINES
  (Cost $42,708,447)                                                                    22,456,423
                                                                                   ---------------

HUNGARY -- (3.5%)
COMMON STOCKS -- (3.5%)
  Budapesti Elektromos Muvek RT                                             185             12,224
  Delmagyarorszagi Aramszolgaltato
    Demasz RT                                                             2,275            118,229
  Egis RT                                                                37,757          1,411,395
  Gedeon Richter, Ltd.                                                   46,937          5,005,825
  Magyar Olay-Es Gazipari RT                                            168,429          4,741,231
    Matav RT                                                          1,050,555          3,539,162
* Orszagos Takerekpenztar es
    Keresdelmi Bank RT                                                  386,220          4,734,377
* Tiszai Vegyi Kombinat RT                                              117,534          2,116,401
                                                                                   ---------------
TOTAL -- HUNGARY
  (Cost $15,788,433)                                                                    21,678,844
                                                                                   ---------------

ARGENTINA -- (2.3%)
COMMON STOCKS -- (2.3%)
* Acindar Industria Argentina de Aceros
    SA Series B                                                         899,000          1,032,010
* Alpargatas SA Industrial y Comercial                                    1,078              1,001
  Alto Palermo SA Series A                                                5,000              5,692
* Banco del Sud Sociedad Anonima
    Series B                                                             29,000             25,821
* Banco Frances del Rio de la Plata
    SA                                                                  467,809    $       966,939
* Capex SA Series A                                                      52,893             71,483
* Celulosa Argentina SA Series B                                         18,750             17,589
* Central Costanera SA Series B                                         114,100            126,990
* Central Puerto SA Series B                                             16,000              9,464
* Garovaglio y Zorraquin SA                                              28,000              6,856
* Gas Natural SA, Buenos Aires                                          345,000            181,017
* IRSA Inversiones y Representaciones
    SA                                                                  657,649            627,383
* Juan Minetti SA                                                       353,151            313,316
* Ledesma S.A.A.I.                                                      242,632            148,138
* Metrogas SA Series B                                                  543,115            253,879
* Molinos Rio de la Plata SA Series B                                   694,833          1,100,340
* Perez Companc SA                                                    2,274,901          2,054,462
* Renault Argentina SA                                                  176,559             95,446
  Siderar SAIC Series A                                                 721,484          2,695,763
  Solvay Indupa S.A.I.C.                                                555,366            432,676
* Telecom Argentina Stet-France SA
    Series B                                                            977,000          1,450,871
  Tenaris SA                                                            653,898          1,705,065
* Transportadora de Gas del Sur SA
    Series B                                                          1,028,000            719,172
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $24,517,763)                                                                    14,041,373
                                                                                   ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
    (Cost $20,541)                                                                          21,510
                                                                                   ---------------

TOTAL -- ARGENTINA
  (Cost $24,538,304)                                                                    14,063,096
                                                                                   ---------------

EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency
    (Cost $1,024)                                                                            1,354
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                ---------------
                                                                     (000)
TEMPORARY CASH
  INVESTMENTS -- (2.4%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.82%, 12/01/03
   (Collateralized by $15,054,000
   FHLB Notes 1.875%, 02/15/05,
   valued at $15,166,905) to be
   repurchased at $14,943,021
   (Cost $14,942,000)                                           $        14,942         14,942,000
                                                                                   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $512,867,652)++                                                            $   611,388,501
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities
++   The cost for federal income tax purposes is $513,698,194.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                         SHARES             VALUE+
                                                                         ------             ------
ISRAEL -- (10.2%)
COMMON STOCKS -- (10.2%)
* Afcon Industries                                                          159    $         2,897
* Agis Industries (1983), Ltd.                                           27,000            737,385
* Albad Massuot Yitzhak, Ltd.                                             7,600             98,337
  Alony Hetz Properties &
    Investments, Ltd.                                                    46,080             88,034
  American Israeli Paper Mills, Ltd.                                      4,542            238,134
* Azorim Investment Development &
    Construction Co., Ltd.                                               40,322            289,427
* Baran                                                                   9,500             65,630
* Beit Shemesh Engines Holdings
    (1997), Ltd.                                                          3,351              8,783
  Blue Square Israel, Ltd.                                               45,312            462,866
* C Mer Industries, Ltd.                                                  7,900             55,041
* Danya Cebus, Ltd.                                                      19,413             84,893
  Delek Automotive Systems, Ltd.                                         96,288            584,930
* Delek Drilling                                                        599,731            279,098
  Delta Galil Industries, Ltd.                                           27,362            474,938
* Direct Insurance - I.D.I
    Insurance Co., Ltd.                                                  59,860            111,826
* Discount Mortgage Bank, Ltd.                                            1,320            106,916
* Elbit Medical Imaging                                                  27,990            181,679
  Elco Industries (1975)                                                  5,581             29,940
  Electra Consumer                                                       22,800            245,671
  Electra Israel, Ltd.                                                    3,700            236,091
* Electronics Line, Ltd.                                                  3,169             17,180
  Elite Industries, Ltd.                                                  8,800            328,680
* Elron Electronic Industries, Ltd.                                      34,325            363,582
  FMS Enterprises Migun, Ltd.                                             7,300            139,045
* Feuchtwanger Investments
    1984, Ltd.                                                            4,200              2,368
* Formula Systems (1985), Ltd.                                           12,170            209,187
* Formula Vision Technologies, Ltd.                                       1,604              1,433
  Frutarom Industries (1995), Ltd.                                       48,400            183,116
* Gachelet Invetment Co., Ltd.                                              653             28,180
  Granite Hacarmel Investments, Ltd.                                     19,200             26,706
  Housing & Construction
    Holding Co., Ltd.                                                   473,282            338,612
  Industrial Building Corp., Ltd.                                       284,973            263,975
* Investec Bank, Ltd.                                                     3,222             95,565
* Israel Land Development Co., Ltd.                                      26,000             80,715
* Israel Petrochemical
    Enterprises, Ltd.                                                    32,500            103,254
* Israel Salt Industries                                                 38,139            108,240
* Ituran                                                                  7,011            111,056
* J.O.E.L. Jerusalem Oil
    Exploration, Ltd.                                                     6,178             29,770
* Knafaim-Arkia Holdings, Ltd.                                           14,161            131,055
* Koor Industries, Ltd.                                                  19,500            603,588
* Leader Holding & Investments, Ltd.                                     11,500             12,340
  Lipman Electronic Engineering, Ltd.                                    12,968            468,585
  Magic Software Enterprises, Ltd.                                       24,908            102,159
  Maman Cargo Terminals &
    Handling, Ltd.                                                       33,600             45,192
* Matav Cable Israel                                                     35,613            292,235
  Medtechnica, Ltd.                                                      14,470             63,471
  Mehadrin, Ltd.                                                          3,887    $        56,284
* Metalink, Ltd.                                                         22,247            183,511
  Middle East Tube Co.                                                   19,000             26,176
* Miloumor, Ltd.                                                         12,658             51,291
  Mivtach Shamir Holdings, Ltd.                                          12,000            144,481
* Naphtha Israel Petroleum Corp.                                        105,630             10,694
* Nice Systems, Ltd.                                                     15,600            375,077
* OCIF Investments and
    Development, Ltd.                                                     1,100             12,431
* Ormat Industries, Ltd.                                                 75,100            285,181
  Property and Building Corp., Ltd.                                       4,894            375,519
* Rapac Electronics, Ltd.                                                 6,000             12,798
* Rapac Technologies (2000), Ltd.                                         6,000             10,061
* Retalix, Ltd.                                                          13,300            291,062
* Scitex Corp., Ltd.                                                     46,509            242,353
* Shrem Fudim Kelner & Co., Ltd.                                          6,600             14,704
* Suny Electronic Inc., Ltd.                                             37,700            223,563
  Tadiran Communications, Ltd.                                           12,806            355,491
* Team Computer & Systems, Ltd.                                           1,400             24,968
* Tefahot Israel Mortgage Bank, Ltd.                                     33,330            282,090
* Telsys, Ltd. Electronic Engineering                                     5,300             27,319
* Tower Semiconductor, Ltd.                                              59,093            419,278
* Union Bank of Israel, Ltd.                                             52,591            174,754
* Ytong Industries, Ltd.                                                 52,500             61,636
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $8,632,736)                                                                     12,192,527
                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
* Delek Drilling Warrants 2003
    (Cost $0)                                                            27,376              6,719
                                                                                   ---------------

TOTAL -- ISRAEL
  (Cost $8,632,736)                                                                     12,199,246
                                                                                   ---------------

BRAZIL -- (10.0%)
PREFERRED STOCKS -- (9.0%)
* Acesita SA                                                        442,265,315            214,604
  Alpargatas-Santista Textil SA                                         500,000             56,837
  Bahia Sul Celulose SA                                                 260,593             47,750
  Banco Mercantil do Brasil SA                                          130,000             16,322
  Brasileira de Petroleo Ipiranga                                    35,800,000            154,400
* Caemi Mineracao e Metalurgia SA                                     1,270,000            424,483
  Cimento Portland Itau                                               1,670,000            311,673
* Compania Paranaense de Energia
    Series B                                                        145,000,000            625,365
  Confab Industrial SA                                                   85,000            121,140
  Coteminas Cia Tecidos Norte
    de Minas                                                          3,487,102            232,525
  Distribuidora de Produtos Petreleo
    Ipirangi SA                                                       3,900,000             30,967
  Duratex SA                                                          7,600,000            208,890
* ENERSUL Empresa Energetjica de
    Mato Grosso do Sul SA Series B                                   13,156,000             33,482
* Electropaulo Electrecidade
    Metropolitana                                                    17,300,000            352,810
  Embraco SA                                                            262,000            132,911
* Embratel Participacoes SA                                         223,800,000            795,868
  Energetica do Ceara Coelce                                         72,000,000            105,056

                                                                         SHARES             VALUE+
                                                                         ------             ------
* Forca Luz Cataguazes Leopoldina
    Series A                                                         23,400,000    $        12,069
  Forjas Taurus SA                                                   43,000,000             18,385
  Francisco Stedile SA Series A                                      20,200,000             17,547
  Globex Utilidades SA                                                   18,000             58,025
* Gradiente Eletronica SA                                                 2,600              5,227
* Industria de Bebidas Antarctica
    Polar SA                                                             23,000             20,487
* Industrias Villares SA                                                 58,000                 12
* Inepar SA Industria e Construcoes                                   9,900,001              1,612
  Klabin SA                                                             422,000            511,211
  Lojas Americanas SA                                                36,890,369            310,820
  Magnesita SA Series A                                              20,500,000             67,545
* Magnesita SA Series C                                                 202,338                598
  Marcopolo SA                                                           64,000             94,903
  Metal Leve SA                                                       3,400,000            107,872
  Metalurgica Gerdau SA                                                  27,451            475,060
* Net Servicos de Communication SA                                      809,500            304,902
* Paranapanema SA                                                    58,200,000             94,795
* Perdigao SA NPV                                                        36,000            237,720
  Randon Participacoes SA                                            51,000,000             42,918
* Rasip Agro Pastoril SA                                             51,000,000              4,153
* Refinaria de Petroleo Ipiranga SA                                   3,600,000             18,446
  Ripasa SA Papel e Celulose                                            245,000            219,477
  Sadia SA                                                              445,000            536,054
  Serrana SA                                                             16,388             26,915
* Sharp SA Equipamentos Eletronicos                                  30,200,000                205
  Siderurgica de Tubarao Sid Tubarao                                 19,700,000            531,038
  Suzano de Papel e Celulose                                            130,383            446,850
  Suzano Petroquimica SA                                                 30,000             25,450
  Tele Celular Sul Participacoes SA                                 155,908,039            217,964
  Tele Centro Oeste Celular
    Participacoes SA                                                180,900,000            559,826
* Tele Leste Celular Participacoes SA                               369,666,572             81,535
* Tele Norte Celular Participacoes SA                               256,505,027             47,872
  Telemig Celular Participacoes SA                                  268,290,371            467,027
  Telenordeste Celular
    Participacoes SA                                                238,041,513            320,674
* Trikem S.A                                                         19,000,000             88,327
  Ultrapar Participants                                              33,239,437            363,186
  Uniao des Industrias Petroquimicas
    SA Series B                                                         304,600            203,618
* Varig Participacoes Em Transportes                                    122,026                730
* Varig Particpacoes Em Servicos                                        116,823                159
* Varig SA Viacao Aerea
    Riograndense                                                         16,000              6,515
  Weg SA                                                                165,000            261,469
                                                                                   ---------------
TOTAL PREFERRED STOCKS
  (Cost $6,389,395)                                                                     10,674,281
                                                                                   ---------------

COMMON STOCKS -- (1.0%)
* Acos Especiais Itabira-Acesita Aces                                42,900,000             20,817
* Acos Villares SA Avil                                                 120,000              4,479
* Avipal SA Avicultura e Agropecua                                   15,900,000             18,614
* Braskem SA                                                         44,800,000            719,050
* Empressa Metropolitanade Aguas e
    Energia SA                                                        5,000,000             10,180
  Eternit SA                                                            120,000              9,162
  Globex Utilidades SA                                                    7,268             17,264
  Metalurgica Gerdau SA                                                     646              9,207
  Petroquimica do Sul Copesul                                         7,000,000            292,162
* Rhodia Ster SA                                                        640,780    $        50,010
  Sao Paulo Alpargatas SA                                               510,000             30,977
  Saraiva Livreiros Editores                                              4,000             11,537
* Solae do Brasil Holdings SA                                            16,388              5,450
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $879,603)                                                                        1,198,909
                                                                                   ---------------

TOTAL -- BRAZIL
  (Cost $7,268,998)                                                                     11,873,190
                                                                                   ---------------

THAILAND -- (9.7%)
COMMON STOCKS -- (9.7%)
* A.J. Plast Public Co., Ltd. (Foreign)                                 166,500             31,486
* Adkinson Securities Public Co.,
    Ltd. (Foreign)                                                      138,150             53,634
* Advance Agro Public Co.,
    Ltd. (Foreign)                                                      809,000            734,534
  Aeon Thana Sinsap (Thailand) Public
    Co., Ltd.                                                            17,000             78,773
* Amarin Plaza Public Co.,
    Ltd. (Foreign)                                                        8,880              4,003
  Amata Corp. Public Co., Ltd.                                          362,700            113,557
* Aromatics (Thailand) Public Co.,
    Ltd. (Foreign)                                                      284,000            337,884
* Asian Property Development Public
    Co., Ltd. (Foreign)                                                 735,000            110,457
* Bangkok Dusit Medical Services
    Public Co., Ltd.                                                     25,000             57,921
  Bangkok Expressway Public Co.,
    Ltd. (Foreign)                                                    1,170,400            662,518
* Bangkok Land Co., Ltd. (Foreign)                                      652,000             29,395
* Bangkok Rubber Public Co.,
    Ltd. (Foreign)                                                       14,600              3,218
  Banpu Public Co., Ltd. (Foreign)                                      133,600            307,857
  Big C Supercenter Public Co.,
    Ltd. (Foreign)                                                       87,000             39,877
* Book Club Finance Public Co., Ltd.                                    157,200             43,705
  Cal-Comp Electronics (Thailand)
    Public Co., Ltd.                                                    102,600             84,162
* Capetronic International (Thailand)
    Public Co., Ltd. (Foreign)                                        1,020,399             44,471
  Capital Nomura Securities Public Co.,
    Ltd. (Foreign)                                                       46,000             65,097
* Central Paper Industry Public Co.,
    Ltd. (Foreign)                                                       19,800              1,041
  Central Plaza Hotel Public Co.,
    Ltd. (Foreign)                                                       39,500             29,433
* Ch Karnchang Public Co.,
    Ltd. (Foreign)                                                      628,000            257,964
* Charoong Thai Wire & Cable Public
    Co., Ltd.                                                           130,000             39,073
* Compass East Ind-Foreign                                              122,000             58,059
* DBS Thai Danu Bank Public Co.,
    Ltd. (Foreign)                                                    1,306,000            165,192
  Dynasty Ceramic Public Co., Ltd.                                      138,700             81,292
* Eastern Star Real Estate Public Co.,
    Ltd.                                                                384,400             44,674
  Eastern Water Resources
    Development & Management
    Public Co., Ltd. (Foreign)                                           90,100            117,350

                                                                         SHARES             VALUE+
                                                                         ------             ------
* Fancy Wood Industries Public Co.,
    Ltd.                                                                260,800    $        60,097
* GFPT Public Co., Ltd.                                                  40,000             27,301
  GMM Grammy Public Co.,
    Ltd. (Foreign)                                                      460,000            216,606
* Golden Land Property Development
    Public Co., Ltd. (Foreign)                                          149,416             51,645
  Hana Microelectronics Public Co.,
    Ltd. (Foreign)                                                       61,900            161,242
  Hemaraj Land and Development Public
    Co., Ltd. (Foreign)                                               2,325,000             87,351
* Home Product Center Public Co.,
    Ltd.                                                                417,900             45,637
  ICC International Public Co., Ltd.                                    155,000            128,115
* International Broadcasting Corp. Public
    Co., Ltd. (Foreign)                                                 408,170            232,072
* International Engineering Public Co.,
    Ltd. (Foreign)                                                        2,000                596
* Jasmine International Public Co.,
    Ltd. (Foreign)                                                      350,000            111,334
* K.R. Precision Public Co.,
    Ltd. (Foreign)                                                      320,598             53,801
  KCE Electronics Public Co.,
    Ltd. (Foreign)                                                      204,000             66,425
* KGI Securities One Public Co.,
    Ltd. (Foreign)                                                      770,146            105,130
  Kang Yong Electric Public Co.,
    Ltd. (Foreign)                                                        7,200             11,451
* Keppel Thai Properties Public Co.,
    Ltd.                                                                  8,360              2,576
  LPN Development Public Co.,
    Ltd. (Foreign)                                                       33,220             36,611
  Laguna Resorts & Hotels Public Co.,
    Ltd. (Foreign)                                                       32,200             37,906
* Loxley Public Co., Ltd. (Foreign)                                      95,812            148,788
  MBK Development Public Co., Ltd.                                       68,000             84,308
  MFC Asset Management Public Co.,
    Ltd.                                                                    500              1,866
* MK Real Estate Development Public
    Co., Ltd. (Foreign)                                                  29,250              3,736
* Media of Medias Public Co.,
    Ltd. (Foreign)                                                        9,100                934
  Muramoto Electronic (Thailand) Public
    Co., Ltd. (Foreign)                                                   9,900             59,512
  Nation Multimedia Group Public Co.,
    Ltd. (Foreign)                                                      146,259             64,109
  National Petrochemical Public Co.,
    Ltd. (Foreign)                                                      447,300            969,104
* Noble Development Public Co., Ltd.                                    155,200             60,642
* Pacific Assets Public Co.,
    Ltd. (Foreign)                                                      141,000             33,550
* Padaeng Industry Public Co.,
    Ltd. (Foreign)                                                       73,800             30,315
  Patum Rice Mill & Granary Public Co.,
    Ltd. (Foreign)                                                        5,500              4,133
* Phatra Insurance Public Co., Ltd.                                      10,000             42,580
  Phoenix Pulp and Paper Public Co.,
    Ltd. (Foreign)                                                       37,400            103,043
* Prasit Development Public Co.,
    Ltd. (Foreign)                                                       29,700              1,116
  Quality Houses Public Co.,
    Ltd. (Foreign)                                                      377,000    $        67,043
  Regional Container Lines Public Co.,
    Ltd.                                                                374,000            130,209
* Robinson Department Store Public Co.,
    Ltd. (Foreign)                                                       18,525              2,190
* STP & I Public Co., Ltd.                                              138,700             16,258
* SVI Public Co., Ltd.                                                  122,266             42,567
  Saha Pathana Inter-Holding Public Co.,
    Ltd.                                                                350,000            113,964
  Saha-Union Public Co.,
    Ltd. (Foreign)                                                      279,500            182,016
* Sahaviriya Steel Industries Public Co.,
    Ltd. (Foreign)                                                      772,100            754,212
* Samart Corp. Public Co.,
    Ltd. (Foreign)                                                       32,600             68,180
  Sammakorn Public Co.,
    Ltd. (Foreign)                                                        7,500              7,514
* Sansiri Public Co., Ltd.                                              294,700            103,339
* Seamico Securities Public Co.,
    Ltd. (Foreign)                                                       39,400             78,948
  Serm Suk Public Co., Ltd. (Foreign)                                    10,000              7,952
* Shinawatra Satellite Public Co.,
    Ltd. (Foreign)                                                      153,700             91,238
  Siam Food Products Public Co.,
    Ltd. (Foreign)                                                        9,000             20,063
  Siam Industrial Credit Public Co.,
    Ltd.                                                                352,862             82,195
  Siam Makro Public Co.,
    Ltd. (Foreign)                                                      111,600            122,991
* Sino-Thai Engineering & Construction
    Public Co., Ltd. (Foreign)                                          288,000            129,843
  Sri Trang Agro Industry Public Co.,
    Ltd. (Foreign)                                                       30,496             15,964
* Srithai Superware Public Co.,
    Ltd. (Foreign)                                                       16,400              4,395
* Standard Chartered Nakornthon
    Bank Public Co., Ltd. (Foreign)                                          54              4,463
* Sun Tech Group Public Co.,
    Ltd. (Foreign)                                                       27,200              1,908
* Supalai (Forign)                                                      346,000             48,098
* TCJ Motor Public Co., Ltd. (Foreign)                                    7,300                841
* TISCO Finance Public Co.,
    Ltd. (Foreign)                                                      745,900            583,829
* TPI Polene Public Co., Ltd. (Foreign)                                 458,476            485,175
* TT&T Public Co., Ltd. (Foreign)                                     1,020,000            115,987
* Tanayong Public Co., Ltd. (Foreign)                                   261,000              6,537
  Thai German Ceramic Industry Public
    Co., Ltd. (Foreign)                                                  36,100             84,994
* Thai Gypsum Public Co., Ltd.                                          650,000            108,266
  Thai Pineapple Public Co.,
    Ltd. (Foreign)                                                       14,762             25,512
  Thai Plastic and Chemicals Public
    Co., Ltd. (Foreign)                                                  40,500            160,276
  Thai Reinsurance Public Co.,
    Ltd. (Foreign)                                                      347,400             39,852
  Thai Rung Union Car Public Co.,
    Ltd. (Foreign)                                                      165,000             64,884
  Thai Stanley Electric (Thailand) Public
    Co., Ltd. (Foreign)                                                  16,000            163,507

                                                                         SHARES             VALUE+
                                                                         ------             ------
  Thai Vegetable Oil-Foreign                                            482,600    $       200,655
  Thai Wacoal Public Co., Ltd.                                           78,000             66,425
* Tipco Asphalt Public Co.,
    Ltd. (Foreign)                                                       95,200            141,876
* Tuntex (Thailand) Public Co.,
    Ltd. (Foreign)                                                      126,728             19,838
* United Communication Industry Public
    Co., Ltd. (Foreign)                                                 139,000             90,520
  United Palm Oil Industry Public
    Co., Ltd.                                                            21,000             24,590
  Vanachai Group Co-Foreign                                             294,666             93,732
* Vinythai Public Co., Ltd. (Foreign)                                   820,604            302,139
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $6,274,574)                                                                     11,515,244
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
* Bangkok Land (Foreign)
    Warrants 2006                                                        21,733                  0
* Jasmine International Public Co.,
    Ltd. (Foreign) Rights 2003                                          350,000                  0
* Quality Houses Public Co.,
    Ltd. (Foreign) Warrants 2008                                         46,800              4,525
* Seamico Securities Public Co.,
    Ltd. (Foreign) Warrants 2008                                          9,850                  0
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                  4,525
                                                                                   ---------------
TOTAL -- THAILAND
  (Cost $6,274,574)                                                                     11,519,769
                                                                                   ---------------
MEXICO -- (9.4%)
COMMON STOCKS -- (9.2%)
* Cintra S.A. de C.V.                                                   137,000             20,892
* Consorcio Ara S.A.                                                    599,000          1,445,236
* Consorcio Hogar S.A. de C.V.
    Series B                                                            325,000            108,236
  Controladora Comercial Mexicana S.A
    de C.V. Series B                                                  1,326,100          1,221,475
* Corporacion Geo S.A. de C.V.
    Series B                                                            266,000          1,360,279
* Corporacion Interamericana de
    Entramiento S.A. de C.V.
    Series B                                                            703,769          1,233,576
  Desc S.A. de C.V. Series B                                            589,100            184,058
* Empaques Ponderosa S.A. de C.V.
    Series B                                                            206,000              9,930
* Empresas ICA Sociedad Controladora
    S.A. de C.V.                                                      2,085,450            478,858
  Empresas la Moderna S.A. de C.V.
    Series A                                                            610,700             85,635
  Gruma S.A. de C.V. Series B                                           138,000            171,741
  Grupo Casa Saba S.A. de C.V.                                           39,700             42,970
  Grupo Cementos de Chihuahua,
    S.A. de C.V.                                                        398,000            435,663
  Grupo Corvi S.A. de C.V. Series L                                     100,000             17,090
  Grupo Elektra S.A. de C.V.                                            386,800          1,972,945
  Grupo Financiero GBM Atlantico S.A.
    de C.V. Series L                                                      9,441              1,820
  Grupo Financiero GBM Atlantico S.A.
    de C.V. Series L                                                     23,928              4,823
  Grupo Industrial Maseca S.A. de
    C.V. Series B                                                       446,000    $       180,585
  Grupo Industrial Saltillo Unique
    Series                                                               90,600            144,909
* Grupo Iusacell S.A. de C.V.
    Series V                                                          1,028,100             98,213
  Grupo Posadas S.A. de C.V.
    Series L                                                            199,000             86,766
* Grupo Qumma S.A. de C.V. Series B                                     103,000              1,625
* Grupo Tribasa S.A. de C.V.                                             64,000                  0
  Herdez Common Series                                                  107,000             32,821
* Hylsamex S.A. de C.V. Series B                                         82,000             51,312
  Industrias Bachoco S.A. de C.V.
    (Certificate Representing Series B
    and Series L)                                                        66,000            109,323
  Industrias Penoles S.A. de C.V.                                       118,000            330,879
* Industrias S.A. de C.V. Series B                                       33,000             75,196
* Jugos del Valle S.A. de C.V. Series B                                  37,900             47,167
* Movilaccess S.A. de C.V. Series B                                      13,489             38,303
  Nadro S.A. de C.V. Series B                                           242,967            102,636
* Nueva Grupo Mexico S.A. de C.V.
    Series B                                                             79,644            143,091
* Sanluis Corporacion S.A. de C.V.
    (Certificates representing 1 share
    Series B, 1 share Series C & 1
    share Series D)                                                       3,300                852
  Vitro S.A.                                                            811,000            771,181
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $9,159,744)                                                                     11,010,086
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.2%)
* Empresas ICA Sociedad Controladora
    S.A. de C.V. Rights 12/09/03
    (Cost $157,679)                                                   2,085,450            226,635
                                                                                   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Mexican Peso
    (Cost $8,636)                                                                            6,894
                                                                                   ---------------
TOTAL -- MEXICO
  (Cost $9,326,059)                                                                     11,243,615
                                                                                   ---------------
SOUTH KOREA -- (9.3%)
COMMON STOCKS -- (9.3%)
* Anam Semiconductor, Inc.                                               32,203             96,712
  Asia Cement Manufacturing Co.,
    Ltd.                                                                  1,130             31,774
  Bank of Pusan                                                          42,780            234,889
* Bing Grae Co., Ltd.                                                     1,210             16,106
  Bu Kwang Pharmaceutical Co., Ltd.                                       6,237             27,552
  Cheil Communications, Inc.                                              1,097            150,124
  Cheil Industrial, Inc.                                                 12,000            149,744
  Choong Wae Pharmaceutical                                               1,877             12,508
  Chungho Comnet Co., Ltd.                                                  720              3,498
* Comtec Systems Co., Ltd.                                                2,000              1,472
  DC Chemical Co., Ltd.                                                   5,376             69,545
* Dae Ho Corp.                                                              543                115
* Dae Sang Corp.                                                          8,020             23,352
  Daeduck Electronics Co., Ltd.                                          22,437            228,654
  Daeduck Industries Co., Ltd.                                            7,526             69,497
  Daegu Bank Co., Ltd.                                                   38,310            187,718
  Daehan City Gas Co., Ltd.                                               2,621             32,271

                                                                         SHARES             VALUE+
                                                                         ------             ------
  Daehan Flour Mills Co., Ltd.                                              470    $        14,995
  Daelim Industrial Co., Ltd.                                             9,480            272,085
  Daesung Industrial Co., Ltd.                                            1,690             24,955
  Daewoo Engineering & Construction
    Co., Ltd.                                                            43,170            187,828
* Daewoo Heavy Industries & Machinery,
    Ltd.                                                                 40,300            323,862
* Daewoo International Corp.                                              8,980             49,754
  Daewoo Motor Sales Corp.                                                5,560             34,136
* Daewoo Securities Co., Ltd.                                            53,920            201,855
  Daewoong Co., Ltd.                                                        379              2,210
  Daewoong Pharmaceutical Co.,
    Ltd.                                                                  1,519             23,125
  Daishin Securities Co., Ltd.                                           14,080            213,768
* Daou Technology, Inc.                                                   7,000             10,511
  Dong Ah Tire Industrial Co., Ltd.                                       7,300             22,470
  Dong Bu Insurance Co., Ltd.                                            19,230             60,071
  Dong-A Pharmaceutical Co., Ltd.                                         1,666             24,739
  Dongkuk Steel Mill Co., Ltd.                                           19,267            117,489
* Dongwon Financial Holding Co.,
    Ltd.                                                                  9,638             43,137
* Doosan Construction & Engineering
    Co., Ltd.                                                             8,410             10,599
* Doosan Corp.                                                            5,060             42,726
  Doosan Heavy Industries &
    Construction Co., Ltd.                                               25,000            136,434
* Eastel Systems Corp.                                                    4,307              6,324
  Global Enterprise Co., Ltd.                                             5,900             13,670
* Good Morning Securities Co., Ltd.                                      45,110            203,775
  Green Cross Corp.                                                       1,825             38,943
  Hae In Co., Ltd.                                                        5,964              7,889
  Halla Climate Control Corp.                                             2,000            159,062
* Han Kuk Carbon Co., Ltd.                                                7,903              9,632
* Han Wha Corp.                                                          21,710            121,549
* Handsome Corp.                                                          6,050             55,364
  Hanil Cement Manufacturing Co.,
    Ltd.                                                                  1,780             91,810
* Hanjin Heavy Industry Co., Ltd.                                        19,240             87,393
  Hanjin Shipping Co., Ltd.                                              17,204            290,538
  Hanjin Transportation Co., Ltd.                                         1,041             10,262
* Hankook Synthetics, Inc.                                                1,000              1,597
  Hankook Tire Manufacturing Co.,
    Ltd.                                                                 26,040            199,949
  Hankuk Electric Glass Co., Ltd.                                         2,000            110,644
  Hankuk Glass Industries, Inc.                                           5,120            118,411
  Hanmi Pharmaceutical Industrial
    Co, Ltd.                                                              2,496             62,709
* Hansol Electronics Inc.                                                   797              7,028
  Hansol Paper Co., Ltd.                                                  7,730             54,596
* Hansung Enterprise Co., Ltd.                                              620                882
* Hanwha Chemical Corp.                                                  25,910            226,326
* Hanwha Securities Co., Ltd.                                             2,260              6,421
  Hotel Shilla, Ltd.                                                     11,548             52,838
  Huchems Fine Chemical Corp.                                             5,616             13,829
* Hung Chang Co., Ltd.                                                       27                 73
* Hyosung T & C Co., Ltd.                                                 8,220             83,086
  Hyundai Cement Co., Ltd.                                                1,220             27,606
* Hyundai Corp.                                                           1,505              3,806
  Hyundai Development Co.                                                19,000            177,031
  Hyundai Fire & Marine Insurance
    Co., Ltd.                                                             2,320             69,095
* Hyundai Hysco                                                          23,250    $       113,924
* Hyundai Merchant Marine Co., Ltd.                                      26,000            189,693
* Hyundai Mipo Dockyard Co., Ltd.                                         3,572             43,831
* Hyundai Securities Co., Ltd.                                           25,720            139,721
  INI Steel Co., Ltd.                                                    33,750            265,328
  ISU Chemical Co., Ltd.                                                  1,530             10,437
  IlShin Spinning Co., Ltd.                                                 380             11,191
* Inchon Oil Refinery Co., Ltd.                                             373                 17
  Jahwa Electronics Co., Ltd.                                             3,020             22,611
* Jeonbuk Bank, Ltd.                                                      8,590             25,833
* K.C. Tech Co., Ltd.                                                     6,000             22,711
  KEC Corp.                                                               2,085             64,004
* KP Chemical Corp.                                                         821              1,072
* KTB Network, Ltd.                                                      17,000             50,913
  Kolon Industries, Inc.                                                  2,260             12,935
* Kolon International                                                       321              1,276
  Kolon International Corp.                                               2,157             16,096
  Korea Circuit Co.                                                       7,800             22,517
* Korea Data Systems Co., Ltd.                                           35,000             20,673
* Korea Electric Terminal Co., Ltd.                                       2,000             39,599
* Korea Exchange Bank Credit Service
    Co., Ltd.                                                            18,528             50,403
  Korea Fine Chemical Co., Ltd.                                           1,388             16,050
  Korea Iron & Steel Co., Ltd.                                            3,120             41,529
  Korea Iron & Steel Works Co., Ltd.                                      2,496             30,420
* Korea Line Corp.                                                        2,900             36,188
  Korea Polyol Co., Ltd.                                                  1,450             36,852
  Korea Zinc Co., Ltd.                                                    5,470            118,315
  Korean Reinsurance Co., Ltd.                                            3,580            112,875
  Kumho Electronics Co., Ltd.                                             1,360             42,993
  LG Ad Inc., Ltd.                                                        2,000             37,769
  LG Cable, Ltd.                                                          8,370            104,098
* LG Caltex Gas Co., Ltd.                                                 1,980             35,085
  LG Household & Healthcare Co.,
    Ltd.                                                                  3,740             96,452
* LG Industrial Systems, Ltd.                                             6,300             67,085
  LG Insurance Co., Ltd.                                                 17,400             78,166
  LG International Corp.                                                 18,358            119,429
* LG Life Sciences, Ltd.                                                  3,630            101,165
  LG Petrochemical Co., Ltd.                                              6,320            135,648
  Lotte Chilsung Beverage Co., Ltd.                                         320            154,403
  Lotte Confectionary Co., Ltd.                                             680            280,587
  Lotte Sam Kang Co., Ltd.                                                  230             17,029
  Meritz Securities Co., Ltd.                                             2,940              6,799
* Midopa Co., Ltd.                                                       16,930            119,153
  Namhae Chemical Corp.                                                  13,104             14,390
  Namyang Dairy Products Co., Ltd.                                          340             74,107
  Nong Shim Co., Ltd.                                                     2,463            458,976
* Nong Shim Holdings Co., Ltd.                                              780             24,009
  ORION Corp.                                                             1,300             91,926
  Oriental Fire & Marine Insurance Co.,
    Ltd.                                                                  1,370             16,526
  Pantech Co., Ltd.                                                       4,000             28,618
  Poong San Corp.                                                         9,330             87,320
* Pulmuone Co., Ltd.                                                      1,000             49,249
* Pusan City Gas Co., Ltd.                                                3,000             30,448
  S1 Corp.                                                                7,950            155,753
  SKC Co., Ltd.                                                           8,250            111,185
  STX Corp.                                                               5,100             41,452
* Saehan Industries, Inc.                                                22,320             16,711
* Samchully Co., Ltd.                                                       770             32,029

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
                                                                         SHARES             VALUE+
                                                                    -----------    ---------------
* Samsung Engineering Co., Ltd.                                           7,000    $        19,101
  Samsung Fine Chemicals                                                  6,700             94,197
* Samsung Techwin Co., Ltd.                                              22,230            229,318
  Samyang Corp.                                                           1,870             30,336
  Samyang Genex Co., Ltd.                                                   220              5,655
  Samyoung Electronics Co., Ltd.                                          3,060             22,733
  Sejong Securities Co., Ltd.                                             4,840             10,348
  Seondo Electric Co., Ltd.                                               4,400              5,527
  Seoul City Gas Co., Ltd.                                                2,750             37,634
  Seoul Securities Co., Ltd.                                              7,840             21,817
  Shin Young Securities Co., Ltd.                                         2,620             27,027
  Shinmoorim Paper Manufacturing Co.,
    Ltd.                                                                  2,858             14,622
* Shinsung Engineering Co., Ltd.                                          7,000             36,687
  Sindo Ricoh                                                             2,000            106,818
* Ssangyong Cement Industry Co.,
    Ltd.                                                                 42,510             52,693
* Ssangyong Motor Co.                                                    28,990            207,890
  Suheung Capsule Co., Ltd.                                               1,900              9,326
  Sung Shin Cement Co., Ltd.                                              3,760             77,887
* Sunkyong Securities Co., Ltd.                                          83,230             40,852
  Tae Kwang Industrial Co., Ltd.                                            200             23,294
  Tae Young Corp.                                                         1,604             56,578
  Tai Han Electric Wire Co., Ltd.                                         6,181             30,544
* Tong Yang Investment Bank                                              16,130             19,927
* Trigem Computer, Inc.                                                  12,289             54,899
* Union Steel Manufacturing Co.,
    Ltd.                                                                    550             64,744
  Woongjin Coway Co., Ltd.                                                3,310             16,329
* Woongjin.Com Co., Ltd.                                                  6,810             17,902
  Woori Securities Co., Ltd.                                              4,290             14,632
* Youlchon Chemical Co., Ltd.                                             5,610             40,463
  Young Poong Mining & Construction
    Corp.                                                                 1,580              5,087
  Youngone Corp.                                                         11,400             20,817
  Yuhan Corp.                                                             2,021            104,240
                                                                                   ---------------
TOTAL -- SOUTH KOREA
  (Cost $8,913,250)                                                                     11,129,916
                                                                                   ---------------

TURKEY -- (9.1%)
COMMON STOCKS -- (9.1%)
  Adana Cimento Sanayi Ticaret A.S.                                 244,184,376            145,308
* Ak Enerji A.S.                                                     72,903,000            296,698
* Akal Tekstil A.S.                                                   2,779,875              8,366
  Akcansa Cimento Sanayi ve
    Ticaret A.S.                                                    274,876,875            625,147
  Aksa                                                               38,821,296            329,264
  Aksigorta A.S.                                                    167,735,663            659,699
* Aksu Iplik Dokuma ve Boya Apre
    Fab A.S.                                                          4,477,695              6,279
* Aktas Elektrik Ticaret A.S.                                           370,000             37,962
  Alarko Holding                                                     21,706,400            386,023
  Alarko Sanayii ve Ticaret A.S.                                      1,822,499             89,754
  Alkim Alkali Kimya A.S.                                            23,650,000             53,382
* Alternatifbank A.S.                                                97,063,680             36,515
* Altinyildiz Mensucat ve Konfeksiyan
    Fabrikalari A.S.                                                 21,960,000             16,222
  Anadolu Anonim Turk Sigorta Sirketi                                98,399,376             91,534
  Anadolu Cam Sanayii A.S.                                          250,675,663            336,063
  Anadolu Gida Sanayi A.S.                                           34,600,000            134,897
* Anadolu Isuzu Otomotiv Sanayi ve
    Ticaret A.S. Series C                                             7,793,000    $        79,423
* Ayen Enerji A.S.                                                   17,941,000             73,629
  Bagfas Bandirma Gubre Fabrik                                        2,300,000             42,476
* Bandirma Vitaminli Yem Sanayii
    Ticaret A.S.                                                     36,924,546            146,486
  Bati Cimento A.S.                                                  96,109,301            141,995
* Bekoteknik Sanayi A.S.                                             80,999,725            299,178
  Bolu Cimento Sanayi A.S.                                          111,833,881            126,980
  Borusan                                                            36,993,000            106,273
  Bossa Ticaret ve Sanayi Isletmeleri
    A.S.                                                             85,478,000            116,933
  Brisa Bridgestone Sanbanci Lastik
    San & Tic A.S.                                                    5,857,000            174,268
  Bursa Cimento Fabrikasi A.S.                                       28,840,000            197,264
  CIMSA A.S. (Cimento Sanayi ve
    Ticaret)                                                        127,033,000            447,483
* Carsi Buyuk Magazacilik                                            81,391,000             98,538
  Celebi Hava Servisi A.S.                                           18,903,000            111,194
* Deva Holding A.S.                                                  21,599,332             31,764
* Doktas Dokumculuk Ticaret
    ve Sanayi A.S.                                                   63,993,600             86,667
* Eczacibasi Ilac                                                    49,338,000            182,233
* Eczacibasi Yapi Gere                                               51,561,000            111,092
* Ege Seramik Co., Inc.                                              44,835,048             33,427
* Egeplast Plastik Ticaret ve
    Sanayi A.S.                                                       7,720,000              7,921
* Finansbank                                                        436,544,786            391,158
* GSD Holdings A.S.                                                  33,540,000             19,041
* Global Menkul Degerler A.S.                                        31,200,000             21,341
* Goldas Kuyumculuk Sanayi A.S.                                      88,799,600             43,124
  Goltas Cimento                                                      7,128,000             32,666
* Good Year Lastikleri A.S.                                          14,659,125            113,302
  Gubre Fabrikalari Ticaret A.S.                                        937,440             10,323
  Gunes Sigorta A.S.                                                 39,743,600             44,854
* Hektas Ticaret A.S.                                                18,198,025             15,186
* Ihlas Holding                                                     285,533,822            212,881
* Is Gayrimenk                                                      289,898,200            202,255
* Isiklar Ambalaj Sansuii ve
    Ticaret A.S.                                                        895,000              2,938
* Istanbul Motor Piston ve Pim
    Sanayi A.S.                                                         229,000             29,604
* Izmir Demir Celik                                                  57,269,250             43,089
  Karsu Tekstil Sanayii ve Ticaret A.S.                               5,680,000              8,353
  Kartonsan                                                           1,698,750             94,117
* Kav Orman Sanayii A.S.                                              3,003,000              5,392
* Kerevitas Gida Sanayi ve
    Ticaret A.S.                                                      2,532,000              3,048
  Konya Cimento                                                       4,921,000             45,440
  Kordsa Sabanci Dupont Endustriye
    Iplik ve Kord Bezi Sanayi ve
    Ticaret A.S.                                                    146,305,500            215,155
* Kutahya Porslen Sanayii A.S.                                        2,617,000             27,029
  Mardin Cimento                                                     38,235,750            146,457
  Marshall Boya ve Vernik
    Sanayii A.S.                                                      2,186,000             45,604
* Medya Holdings A.S. Series C                                       15,849,000             74,800
* Menderes Tekstil Sanayi ve
    Ticaret A.S.                                                    104,549,000             53,633
* Merko Gida Sanayi ve Ticaret
    A.S. Series A                                                    10,580,000              5,717

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
                                                                         SHARES             VALUE+
                                                                    -----------    ---------------
* Milliyet Gazetecilik A.S.                                          28,557,680    $        79,110
* Milpa Ticari ve Sinai Urunler
    Pazarlama                                                        12,117,600              9,946
* Mudurnu Tavukculuk A.S.                                             1,740,000                536
* Mutlu Aku                                                           1,527,000              7,155
* Nergis Holding A.S.                                                 1,784,000              4,515
* Net Holding A.S.                                                   15,942,722              7,088
* Net Turizm Ticaret ve Sanayi                                       16,830,000              9,094
  Netas Northern Electric
    Telekomunikasyon A.S.                                             8,756,500            185,671
  Olmuksa Mukavva Sanayi ve
    Ticaret A.S.                                                      6,992,000             30,608
  Otobus Karoseri Sanayi A.S.                                        44,321,167             97,767
* Pinar Sut Mamulleri Sanayii A.S.                                   12,143,250             16,113
* Raks Elektroniks A.S.                                               2,730,000              2,465
* Sanko Pazarlama Ithalat
    Ihracat A.S.                                                     48,903,000            158,885
  Sarkuysan Elektrolitik Bakir
    Sanayi A.S.                                                      10,999,662             42,885
* Sasa Suni ve Sentetik Elyat
    Sanayi A.S.                                                     124,394,000            259,509
* Sonmez Filament Sentetik Iplik ve
    Elyaf Sanayi A.S.                                                   900,000              4,309
* T. Tuborg Bira ve Malt Sanayi A.S.                                 10,974,754             41,662
* Tansas Izmir Buyuksehir Belediyesi
    Ic ve dis Ticaret A.S.                                          365,309,000            364,809
  Tat Konserve Sanayii A.S.                                          14,174,999             77,565
* Tekstil Bankasi A.S.                                              121,274,079             31,521
* Teletas Telekomunikasyon Endustri
    Ticaret A.S.                                                      8,799,000             60,787
  Tire Kutsan Oluklu Mukavvakutu ve
    Kagit Sanayi A.S.                                                39,939,000             37,699
  Trakya Cam Sanayii A.S.                                            95,293,276            255,832
    Turk Demir Dokum Fabrikalari                                     60,749,982             99,726
* Turk Dis Ticaret Bankasi A.S.                                     334,067,850            294,766
* Turk Siemens Kablo ve Elektrik
    Sanayi A.S.                                                       9,925,500             47,183
* Turk Sise ve Cam Fabrikalari A.S.                                 179,550,063            248,079
  USAS (Ucak Servisi A.S.)                                           11,938,000            124,116
* Uzel Makina Sanayi A.S.                                            41,851,000             97,328
* Vakif Finansal Kiralama A.S.                                        5,450,302              7,270
  Yunsa Yunlu Sanayi ve Ticaret A.S.                                 10,027,800             11,043
* Zorlu Enerji Elektrik Uretimi
    Otoproduktor Gruba A.S.                                          98,400,000            297,825
                                                                                   ---------------
TOTAL -- TURKEY
  (Cost $10,638,372)                                                                    10,787,711
                                                                                   ---------------

INDONESIA -- (9.0%)
COMMON STOCKS -- (9.0%)
* PT Apac Centretex
    Corporation Tbk                                                     122,000              2,630
* PT Argha Karya Prima Industry Tbk                                      90,666              7,729
* PT Artha Graya Investama
    Sentral Tbk                                                       4,773,000             45,058
  PT Asahimas Flat Glass Co., Ltd.                                    1,271,000            313,900
  PT Astra Agro Lestari Tbk                                           6,656,000          1,230,537
  PT Astra Graphia Tbk                                                4,549,000            173,473
  PT Bank NISP Tbk                                                   13,832,920            553,139
* PT Batu Buana                                                          77,715                586
  PT Berlian Laju Tanker Tbk                                          7,383,600            652,109
* PT Bhakti Investama Tbk                                             9,031,500            362,355
  PT Branta Mulia Tbk                                                    66,000    $         6,305
* PT Budi Acid Jaya Tbk                                               1,449,000             16,906
  PT Charoen Pokphand
    Indonesia Tbk                                                     3,406,500            136,342
* PT Ciputra Development Tbk                                            161,250              7,493
  PT Citra Marga Nusaphala Persada                                    6,649,500            293,218
* PT Clipan Finance Indonesia Tbk                                     3,133,000             84,968
  PT Dankos Laboratories                                              3,011,400            355,240
* PT Davomas Adabi Tbk                                                3,298,000            147,886
* PT Dharmala Intiland                                                  277,400              2,432
  PT Dynaplast Tbk                                                    1,038,000            161,492
  PT Enseval Putera
    Megatrading Tbk                                                   1,276,000            202,050
* PT Eterindo Wahanatama Tbk                                            397,000              6,043
* PT Ever Shine Textile Tbk                                           4,029,640             45,011
* PT Gajah Tunggal Tbk                                                  236,000             13,633
* PT GT Petrochem Industries Tbk                                        918,000             35,372
* PT Hero Supermarket Tbk                                                33,000              3,308
* PT Indal Aluminium Industry                                            47,000                812
  PT Indorama Synthetics Tbk                                          1,453,000             82,615
  PT International Nickel
    Indonesia Tbk                                                       488,000          1,307,607
* PT Jakarta International Hotel and
    Development Tbk                                                     395,000             29,894
* PT Jaya Real Property                                                 157,500             37,665
  PT Kalbe Farma Tbk                                                 12,953,800          1,219,115
* PT Karwell Indonesia                                                  138,000              6,490
* PT Kawasan Industry
    Jababeka Tbk                                                     35,953,000            221,396
* PT Keramika Indonesia
    Assosiasi Tbk                                                       100,000              2,058
  PT Komatsu Indonesia Tbk                                              860,000            131,066
  PT Lautan Luas Tbk                                                  1,887,500             63,072
  PT Matahari Putra Prima Tbk Foreign                                 2,609,000            155,076
  PT Mayorah Indah                                                    2,473,500            261,581
* PT Metrodata Electronics Tbk                                        3,981,000             44,395
* PT Modern Photo Tbk                                                    40,000              2,810
* PT Mulia Industrindo                                                  542,000             14,655
  PT Mustika Ratu Tbk                                                   723,000             34,803
* PT Pakuwon Jati Tbk                                                    63,000              2,518
* PT Panasia Indosyntec Tbk                                              79,000              2,554
  PT Panin Insurance Tbk                                              7,979,000            309,554
* PT Prasidha Aneka Niaga Tbk                                            84,000              1,210
  PT Pudjiadi Prestige, Ltd. Tbk                                         45,500              1,071
* PT Putra Sejahtera Pioneerindo                                         29,000              1,620
* PT Rig Tenders Indonesia Tbk                                          178,000            126,146
  PT Selamat Semp Tbk                                                 1,920,000             59,852
* PT Semen Cibinong Tbk                                                 702,000             28,209
* PT Sinar Mas Agro Resources and
     Technology Tbk                                                      87,792             29,999
  PT Summarecon Agung Tbk                                             6,332,000            389,548
* PT Sunson Textile
     Manufacturer Tbk                                                   343,000              5,071
* PT Suparma Tbk                                                      2,400,000             55,338
* PT Surabaya Agung Industri
     Pulp & Paper                                                        64,500                493
* PT Surya Dumai Industri Tbk                                         3,298,500            149,315
* PT Suryamas Dutamakmur                                                125,000                625
  PT Tempo Scan Pacific                                                 471,500            290,971
* PT Texmaco Jaya Tbk                                                    93,000             32,257
  PT Timah Tbk                                                        1,701,000            300,490

                                                                         SHARES             VALUE+
                                                                    -----------    ---------------
* PT Trias Sentosa Tbk                                                6,328,000    $       171,359
  PT Trimegah Sec Tbk                                                 9,961,000             93,334
  PT Tunas Ridean Tbk                                                 1,987,000             71,194
  PT Ultrajaya Milk Industry &
    Trading Co.                                                         260,000             13,800
  PT Unggul Indah Corp. Tbk                                              48,239             14,723
* PT United Tractors                                                    627,200             66,233
* PT Wicaksana Overseas
    International                                                        28,560                436
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $8,385,005)                                                                     10,692,245
                                                                                   ---------------
RIGHTS/WARRANTS -- (0.0%)
* PT Trias Sentosa Tbk Rights 12/10/03
    (Cost $0)                                                         1,898,400             10,114
                                                                                   ---------------
TOTAL -- INDONESIA
  (Cost $8,385,005)                                                                     10,702,359
                                                                                   ---------------

TAIWAN --(8.9%)
COMMON STOCKS -- (8.8%)
  Ability Enterprise Co., Ltd.                                           64,192             55,827
* Abit Computer Co., Ltd.                                               118,300             50,230
  Accton Technology Corp.                                               131,000             93,215
  Advantech Co., Ltd.                                                    81,000            126,896
* Ambassador Hotel                                                       60,000             20,469
  Amtran Technology Co., Ltd.                                            83,802             72,146
* Arima Computer Corp.                                                  258,000             92,925
  Asia Polymer Corp.                                                     41,000             25,092
  Askey Computer Co., Ltd.                                               79,550             43,793
  Audix Co., Ltd.                                                        17,513             26,154
  Aurora Corp.                                                           52,250             33,048
  Avision, Inc.                                                          25,030             20,009
  Bank of Kaohsiung Co., Ltd.                                            54,060             29,444
  Basso Industry Corp., Ltd.                                             15,000             30,088
* Behavior Tech Computer                                                 39,000             16,217
* Bes Engineering Corp.                                                 198,640             29,665
  CTCI Corp.                                                             98,000             72,316
* Carnival Industrial Corp.                                              95,000             16,135
  Catcher Co., Ltd.                                                      26,910             92,589
* Cathay Real Estate Development Co.,
    Ltd.                                                                347,753            122,706
* Central Insurance Co., Ltd.                                            60,000             21,171
  Central Reinsurance Co., Ltd.                                          61,000             21,971
  Cheng Loong Corp.                                                     237,000             76,687
  Cheng Uei Precision Industry Co.,
    Ltd.                                                                 68,200            142,791
* Chia Hsin Cement Corp.                                                146,000             85,933
* Chia Hsin Food & Synthetic Fiber
    Co., Ltd.                                                           269,000             23,001
  Chicony Electronics Co., Ltd.                                          70,866            135,922
* China General Plastics Corp.                                           76,000             25,927
* China Life Insurance Co., Ltd.                                         92,400             36,527
* China Man-Made Fiber Co., Ltd.                                        191,000             90,047
  China Metal Products Co., Ltd.                                         22,000             20,357
* China Petrochemical Development
    Corp.                                                               177,000             25,811
* China Rebar Co., Ltd.                                                 200,000             18,155
  China Steel Chemical Corp.                                             31,620             39,444
* China Synthetic Rubber Corp.                                           59,987             19,322
* China United Trust & Investment
    Corp.                                                               220,000             29,183
* Chinatrust Financial Holdings Co.,
    Ltd.                                                                 12,700    $        12,421
* Chinatrust Financial Holdings Co.,
    Ltd. Preferred                                                       31,650              9,268
  Chin-Poon Industrial Co., Ltd.                                         34,244             22,361
* Chou Chin Industrial Co., Ltd.                                         42,180                  0
  Chroma Ate, Inc.                                                       34,252             22,467
  Chun Yuan Steel Industrial Co.,
    Ltd.                                                                 66,000             34,208
  Chung Hsin Electric & Machinery Co.,
    Ltd.                                                                120,000             45,857
  Chung Hwa Pulp Corp.                                                  135,804             65,615
* Clevo Co.                                                              80,340             32,348
* Compeq Manufacturing Co., Ltd.                                        156,000             84,510
  Continental Engineering Corp.                                         192,098             72,283
  D-Link Corp.                                                          109,000            128,630
  Der Pao Construction Co., Ltd.                                         78,000             24,097
* ET Internet Technology Corp.                                           78,302             31,413
  Elan Microelectronincs Corp.                                           45,210             40,643
  Elitegroup Computer Systems Co.,
    Ltd.                                                                126,000            126,922
* Enlight Corp.                                                          53,000             20,796
* Entie Commercial Bank                                                 436,000            111,075
  Epistar Corp.                                                          25,619             60,015
  Eternal Chemical Co., Ltd.                                            121,700             74,125
  Evergreen International Storage &
    Transport Corp.                                                     330,000            118,375
  Everlight Chemical Industrial Corp.                                    65,000             21,127
  Everlight Electronics Co., Ltd.                                        35,640             65,749
  Everspring Industry Co., Ltd.                                          51,000             17,025
* Far East Department Stores, Ltd.                                      120,000             48,316
* Far Eastern International Bank                                        176,000             83,490
* Federal Corp.                                                          48,552             41,372
  Feng Hsin Iron & Steel Co., Ltd.                                      162,180            108,278
  Feng Tay Enterprise Co., Ltd.                                          62,100             56,372
* First International Computer, Inc.                                    264,000             53,341
  Formosa International Hotels Corp.                                     49,500             52,616
  Formosa Taffeta Co., Ltd.                                             269,000            111,854
  Giant Manufacture Co., Ltd.                                            59,170             73,638
* Giga Storage Corp.                                                     42,000             23,122
  Globe Union Industrial Corp.                                           32,634             33,446
* Gold Circuit Electronics, Ltd.                                         73,000             29,606
* Goldsun Development & Construction Co., Ltd.                          193,000             30,236
* Grand Pacific Petrochemical Corp.                                     115,000             43,777
  Great China Metal Industry Co., Ltd.                                   63,000             32,284
  Great Taipei Gas Co., Ltd.                                             97,000             28,404
  Great Wall Enterprise Co., Ltd.                                        63,000             16,234
  Greatek Co., Ltd.                                                      64,030             62,624
  Hey Song Corp.                                                         96,000             29,236
  Ho Tung Chamical Corp.                                                 73,901             29,323
* Hocheng Corp.                                                          71,000             19,647
  Hotai Motor Co., Ltd.                                                 120,000            133,177
* Hsin Kuang Steel Co., Ltd.                                             23,000             21,148
* Hsinchu International Bank                                            291,000            124,410
  Hua Eng Wire & Cable Co., Ltd.                                        113,565             23,777
* Hung Poo Construction Corp.                                            76,000             41,839
* Hung Sheng Construction Co., Ltd.                                     122,000             46,442
* Ichia Technologies, Inc.                                               25,200             49,441
* Infodissc Technology Co., Ltd.                                         58,000             20,720
  K Laser Technology, Inc.                                               20,343             12,450

                                                                         SHARES             VALUE+
                                                                    -----------    ---------------
  Kaulin Manufacturing Co., Ltd.                                         16,000    $        23,895
  Kendra Rubber Industrial Co., Ltd.                                     74,793             65,266
* King Yuan Electronics Co., Ltd.                                        61,000             60,911
* Kingdom Construction Co., Ltd.                                        107,000             28,669
* King's Town Construction Co., Ltd.                                     25,000             22,694
  Kinpo Electronics, Inc.                                               202,000            113,570
  Knowledge-Yield-Excellence Systems Corp.                               23,995             24,100
* Lead Data Co., Ltd.                                                    82,000             37,458
* Lealea Enterprise Co., Ltd.                                           110,000             24,158
  Lee Chang Yung Chemical Industry Corp.                                 70,019             25,937
* Lelon Co., Ltd.                                                        27,378             15,232
  Li Shin International Enterprise Corp.                                 25,280             15,472
  Lien Hwa Industrial Corp.                                             119,000             32,233
* Ling Sheng PrecisionIndustrial Corp.                                   45,000             20,029
* Long Bon Development Co., Ltd.                                         98,000             27,980
  Meiloon Co., Ltd.                                                      21,060             27,134
  Mercuries & Associates, Ltd.                                           63,250             20,559
  Merry Electronics Co., Ltd.                                            24,480             40,143
* Microelectronics Technology, Inc.                                      45,000             16,999
  Mitac International Corp.                                             322,000            140,020
* Mustek Systems, Inc.                                                   36,000             21,400
* Nankang Rubber Tire Co., Ltd.                                          57,000             44,231
  National Petroleum Co., Ltd.                                           33,325             24,884
  Nien Hsing Textile Co., Ltd.                                          101,000            101,148
  Nien Made Enterprise Co., Ltd.                                         52,752             92,683
* Opto Tech Corp.                                                        51,000             14,859
* Orient Semiconductor Electronics, Ltd.                                213,917             38,837
  Oriental Union Chemical Corp.                                          90,720            104,135
* Pacific Electric Wire & Cable Corp.                                   726,000             11,055
* Pan Jit International, Inc.                                            33,000             34,594
* Pan-International Industrial                                           41,000             25,813
  Phihong Technology Co., Ltd.                                           39,472             22,770
* Phoenix Precision Technology Corp.                                     54,000             40,480
  Phoenixtec Power Co., Ltd.                                            145,725            160,020
* Picvue Electronics, Ltd.                                              123,900             38,458
  Primax Electronics, Ltd.                                               59,987             28,632
* Prince Housing & Development Corp.                                    153,000             27,329
* Procomp Informatics, Ltd.                                              21,675             10,409
* Prodisc Technology Inc.                                               129,560            136,579
* Q-Run Technology Co., Ltd.                                             44,000             66,354
* Ruentex Development Co., Ltd.                                         140,000             22,958
* Ruentex Industries, Ltd.                                              141,000             65,649
* Sampo Corp.                                                           236,000            103,660
* San Fang Chemical Industry Co., Ltd.                                   40,700             32,179
* Sanyang Industrial Co., Ltd.                                          144,000             28,463
  Sanyo Electric Co., Ltd.                                               56,000             27,385
  Senao International Co., Ltd.                                          31,900             19,710
  Sheng Yu Steel Co., Ltd.                                               98,980            107,530
  Shihlin Electric & Engineering Corp.                                  125,000             69,912
* Shihlin Paper Corp.                                                    31,000             22,876
* Shinkong Synthetic Fibers Co., Ltd.                                   159,000             33,290
* Shuttle, Inc.                                                          28,200             32,205
  Sincere Navigation Corp.                                               64,015             49,675
* Sinkong Spinning Co., Ltd.                                             60,000             24,597
  Sinyi Realty, Inc.                                                     20,000             44,510
* Solomon Technology Corp.                                               90,000    $        30,307
  Southeast Cement Co., Ltd.                                             94,000             20,369
  Springsoft, Inc.                                                       27,466             58,310
  Stark Technology, Inc.                                                 45,100             39,223
  Sunonwealth Electric Machine Industry Co., Ltd.                        44,719             21,083
  Sunrex Technology Corp.                                                37,260             36,333
  Systex Corp., Ltd.                                                    197,000            102,682
* TSRC Corp.                                                            127,000             47,974
  TYC Brother Industrial Co., Ltd.                                       43,680             63,953
* Ta Chong Bank                                                         217,000             63,225
  Ta Ya Elec Wire & Cable Co., Ltd.                                      87,000             24,712
* Taichung Commercial Bank                                              369,000             68,613
* Tainan Business Bank                                                  123,000             25,212
  Tainan Enterprises Co., Ltd.                                           28,000             37,060
  Tainan Spinning Co., Ltd.                                             315,000             88,550
  Taiwan Acceptance Corp.                                                37,000             31,637
  Taiwan Fu Hsing Industrial Co., Ltd.                                   30,000             26,266
  Taiwan Hon Chuan Enterprise Co., Ltd.                                  17,569             21,402
  Taiwan Kai Yih Industrial Co., Ltd.                                    27,270             26,911
  Taiwan Life Insurance Co., Ltd.                                       119,350            170,550
  Taiwan Mask Corp.                                                      49,720             25,624
  Taiwan Navigation Co., Ltd.                                            57,240             34,528
  Taiwan Polypropylene Co., Ltd.                                         29,416             28,339
  Taiwan Secom                                                          132,912            116,760
  Taiwan Sogo Shinkong Security Co., Ltd.                                45,150             20,360
  Taiwan Styrene Monomer Corp.                                          103,000             86,562
* Taiwan Tea Corp.                                                      125,917             18,805
  Tecom, Ltd.                                                            41,114             15,771
  Test-Rite International Co., Ltd.                                      82,541             46,648
* The Chinese Bank                                                      273,000             61,955
* The Farmers Bank of China                                             224,000             74,448
* Ton Yi Industrial Corp.+                                              284,280             77,417
  Tong Yang Industry Co., Ltd.                                           91,824            145,197
  Transcend Information, Inc.                                            69,440            146,403
  Tsann Kuen Enterprise Co., Ltd.                                        47,000             66,337
* Tung Ho Steel Enterprise Corp.                                         82,687             28,450
* Twinhead International Corp.                                          121,000             23,208
* Tycoons Group Enterprise Co., Ltd.                                     72,000             21,189
  U-Ming Marine Transport Corp.                                         136,000            146,553
  UPC Technology Corp.                                                  171,680             74,906
* Union Bank of Taiwan                                                  312,000             88,621
* Union Insurance Co., Ltd.                                              90,185             29,313
* United Epitaxy Co., Ltd.                                               50,000             28,697
  United Integration Service Co., Ltd.                                   30,450             36,736
* Universal Cement Corp.                                                 63,000             24,259
* Universal Scientific Industrial Co., Ltd.                              96,000             38,934
* Usi Corp.                                                             185,000             69,341
* WUS Printed Circuit Co., Ltd.                                          51,000             31,063
  Walsin Technology Corp., Ltd.                                          73,793             54,237
* Wei Chuan Food Corp.                                                   70,000             19,165
  Weltrend Semiconductor, Inc.                                           32,480             23,873
  Wintek Corp.                                                          100,800             89,436
  World Peace Industrial Co., Ltd.                                       67,425             60,613
  Yieh Phui Enterprise Co., Ltd.                                        156,580             99,496
  Yosun Industrial Corp.                                                 19,257             20,864
  Yuen Foong Yu Paper Manufacturing Co., Ltd.                           288,863            119,267

                                                                         SHARES             VALUE+
                                                                    -----------    ---------------
  Yung Chi Paint & Varnish Manufacturing Co., Ltd.                       28,672    $        33,164
  Yung Shin Pharmaceutical Industrial Co., Ltd.                          33,000             25,124
  Yung Tay Engineering Co., Ltd.                                        127,000             76,981
  Zig Sheng Industrial Co., Ltd.                                         71,000             22,142
  Zinwell Corp.                                                          23,320             29,363
  Zyxel Communication Corp.                                              18,515             39,036
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $8,936,328)                                                                     10,438,448
                                                                                   ---------------

INVESTMENT IN CURRENCY -- (0.1%)
* Taiwan Dollar
    (Cost $171,780)                                                                        171,324
                                                                                   ---------------

TOTAL -- TAIWAN
  (Cost $9,108,108)                                                                     10,609,772
                                                                                   ---------------

MALAYSIA -- (8.9%)
COMMON STOCKS -- (8.9%)
* A&M Realty Berhad                                                      65,000             29,079
  ACP Industries Berhad                                                  34,000             28,632
* AMBD Berhad                                                            58,000              3,816
  APM Automotive Holdings Berhad                                         42,000             29,400
  Affin Holdings Berhad                                                 356,500             98,507
  Amalgamated Industrial Steel Berhad                                    11,250              2,753
  Amway (Malaysia) Holdings Berhad                                       54,000             90,947
  Ann Joo Resources Berhad                                               83,000             31,671
* Anson Perdana Berhad                                                   10,000                211
  Antah Holding Berhad                                                   23,000              1,816
* Aokam Perdana Berhad                                                      733                 12
* Arab Malaysia Corp. Berhad                                            558,000            170,337
* Asas Dunia Berhad                                                      16,000              4,211
* Asia Pacific Land Berhad                                               70,000              5,434
  Asiatic Development Berhad                                            266,000            117,600
* Avenue Assets Berhad                                                  254,000             50,466
  Ayer Hitam Planting Syndicate Berhad                                    6,000              3,789
  Bandar Raya Developments Berhad                                       252,000            132,632
  Batu Kawan Berhad                                                     104,000            160,105
* Berjaya Capital Berhad                                                391,000             87,975
* Berjaya Land Berhad                                                   465,000            103,401
* Bernas Padiberas Nasional Berhad                                       78,000             21,758
  Bimb Holdings Berhad                                                  134,600             59,862
  Bintai Kinden Corp. Berhad                                             16,000             10,021
  Bolton Properties Berhad                                               18,000              4,642
  Boustead Holdings Berhad                                               95,999             36,884
  Cahya Mata Sarawak Berhad                                             153,000             80,526
* Camerlin Group Berhad                                                  58,000             18,774
  Carlsberg Brewery Malaysia Berhad                                      55,000            156,316
  Cement Industries of Malaysia Berhad                                   13,000              7,971
  Chemical Co. of Malaysia Berhad                                       102,000             60,663
  Chin Teck Plantations Berhad                                           15,000             20,329
* Cosway Corp. Berhad                                                   113,000             34,495
  Courts Mammoth Berhad                                                 149,000            114,103
  Cycle & Carriage Bintang Berhad                                        15,000             28,816
  DNP Holdings Berhad                                                    34,000    $         6,084
* Damansara Realty Berhad                                                65,000              2,395
  Datuk Keramik Holdings Berhad                                          24,000              2,621
* Digi.Com Berhad                                                       135,000            124,342
  Diperdana Corp. Berhad                                                  3,000              1,050
* E&O Property Development Berhad                                       259,000             48,051
  Edaran Otomobil Nasional Berhad                                        76,000            157,000
  Esso Malaysia Berhad                                                   97,000             58,455
  Europlus Berhad                                                        25,700              7,507
* FCW Holdings Berhad                                                    24,000              2,053
  FFM Berhad                                                             70,000            144,605
* Faber Group Berhad                                                     16,000                947
  Fraser & Neave Holdings Berhad                                        117,500            118,737
  Globetronics Technology Berhad                                         72,400            121,937
  Glomac Berhad                                                          54,000             36,521
* Gold IS Berhad                                                         77,000             20,263
* Golden Plus Holdings Berhad                                            16,000              2,463
* Gopeng Berhad                                                          17,000              3,042
  Guiness Anchor Berhad                                                 138,000            148,895
  Guthrie Ropel Berhad                                                   35,900             35,333
* HLG Capital Berhad                                                     12,000              3,537
  Hap Seng Consolidated Berhad                                          205,000            144,579
  Heitech Padu Berhad                                                    26,000             24,632
  Highlands and Lowlands Berhad                                         188,000            162,274
  Hong Leong Industries Berhad                                          108,000            169,105
  Hong Leong Properties Berhad                                          112,000             17,095
  Hume Industries (Malaysia) Berhad                                      59,667             80,079
* Hwang-DBS (Malaysia) Berhad                                            49,000             25,918
  IGB Corp. Berhad                                                      411,250            143,938
  IJM Corp. Berhad                                                      133,000            170,800
* IJM Plantations Berhad                                                 37,600             10,983
  IOI Properties Berhad                                                  76,000            160,000
* Insas Berhad                                                           56,000              6,632
  Island & Peninsular Berhad                                            103,500            117,118
  JT International Berhad                                                94,000            101,421
  Jaya Jusco Stores Berhad                                               31,000             72,197
  Jaya Tiasa Holdings Berhad                                            101,000             91,963
* Johan Holdings Berhad                                                  30,000              3,750
  John Hancock Life Insurance (M) Berhad                                 46,000             23,363
  Johor Port Berhad                                                      69,000             35,953
  K & N Kenanga Holdings Berhad                                         219,000             62,242
  KFC Holdings (Malaysia) Berhad                                         64,000             72,421
  Keck Seng (Malaysia) Berhad                                            23,000              8,776
  Kian Joo Can Factory Berhad                                            43,500             32,625
  Kim Hin Industry Berhad                                                52,000             33,937
* Kretam Holdings Berhad                                                 15,000              3,197
* Kub Malaysia Berhad                                                   181,000             30,008
  Kulim Malaysia Berhad                                                  53,000             43,795
* Kwantas Corp. Berhad                                                   36,000             31,074
  Ladang Perbadanan-Fima Berhad                                          11,000              7,961
  Landmarks Berhad                                                       78,000             12,829
* Leader Universal Holdings Berhad                                       69,000             11,167
  Lingkaran Trans Kota Holdings Berhad                                  173,500            126,472
* Lingui Development Berhad                                             219,000             56,191
* Lion Diversified Holdings Berhad                                      114,000             35,700
  Lion Industries Corp. Berhad                                          176,000             27,558
* Liqua Health Corp. Berhad                                                 173                 30
  MAA Holdings Berhad                                                    54,733             76,338
  MBM Resources Berhad                                                   75,666             61,728

                                                                         SHARES             VALUE+
                                                                    -----------    ---------------
  MUI Properties Berhad                                                  75,200    $         7,322
  Magnum 4D Berhad                                                       43,000             44,358
  Malayan Cement Berhad                                                 752,750            179,273
  Malayawata Steel Berhad                                                72,000             47,368
* Malaysia Building Society Berhad                                       35,000              7,368
  Malaysia Industrial Development Finance Berhad                        243,000             73,539
  Malaysian Mosaics Berhad                                              120,500             51,688
  Malaysian National Reinsurance Berhad                                  57,000             52,800
  Malaysian Oxygen Berhad                                                45,000            136,184
  Malaysian Plantations Berhad                                          448,000            172,126
* Malaysian Resources Corp. Berhad                                       94,666             23,667
* Mancon Berhad                                                          12,000              2,747
  Maruichi Malaysia Steel Tube Berhad                                    16,000             10,947
  Matsushita Electric Co. (Malaysia) Berhad                              15,784             43,614
* Media Prima Berhad                                                     61,533             23,804
* Merces Holdings Berhad                                                  1,250                146
* Mieco Chipboard Berhad                                                 69,000             36,679
* Mulpha International Berhad                                           359,750             44,495
* Multi-Purpose Holdings Berhad                                         457,000            149,126
  NCB Holdings Berhad                                                   122,000             67,421
* NWP Holdings Berhad                                                    28,000             30,063
* Naluri Berhad                                                         365,000            132,553
* Nam Fatt Berhad                                                         9,000              1,918
* Narra Industries Berhad                                                16,000             26,737
  Negara Properties (Malaysia) Berhad                                     6,000              6,253
  New Straits Times Press (Malaysia) Berhad                             114,000            117,600
  Nylex (Malaysia) Berhad                                                12,000              3,695
  OSK Holdings Berhad                                                   178,333             77,434
  Oriental Holdings Berhad                                              134,000            151,632
  Osk Property Holdings Berhad                                            3,393                884
  PK Resources Berhad                                                    14,000              3,500
  PPB Group Berhad                                                      145,333            231,385
* Pan Malaysia Cement Works Berhad                                      192,000             29,053
* Pan Malaysian Industries Berhad                                       818,000             31,213
* Pan Pacific Asia Berhad                                                12,000                284
* Panglobal Berhad                                                       14,000              6,963
  Pelangi Berhad                                                        106,000             18,968
* Pernas International Holdings Berhad                                  224,000             40,674
  Petaling Garden Berhad                                                 94,000             25,479
  Phileo Allied Berhad                                                  241,000             93,863
* Pilecon Engineering Berhad                                             42,000              1,547
* Prime Utilities Berhad                                                  3,000              1,618
* Promet Berhad                                                          52,000              3,968
* Puncak Niaga Holdings Berhad                                          146,000            133,705
  Ramatex Berhad                                                        225,000            194,211
  Ranhill Berhad                                                         42,000             84,553
* Rashid Hussain Berhad                                                 182,000             41,189
* Rekapacific Berhad                                                     55,000                  0
  Road Builders (Malaysia) Holdings Berhad                              159,000            154,816
  SCB Developments Berhad                                                45,000             54,947
  SP Setia Berhad                                                       171,100            153,089
* SRI Hartemas Berhad                                                    65,000              7,099
  Sapura Telecommunications Berhad                                       32,000             32,505
  Sarawak Enterprise Corp. Berhad                                       421,000    $       110,236
* Saship Holdings Berhad                                                 23,000              5,387
  Selangor Properties Berhad                                             89,000             50,589
  Shangri-La Hotels (Malaysia) Berhad                                   114,000             31,200
  Shell Refining Co. Federation of Malaysia Berhad                      108,000            117,663
  Sime Engineering Services Berhad                                      176,000            127,368
  Sime UEP Properties Berhad                                            133,000            160,300
  Southern Bank Berhad (Foreign)                                        188,750            123,184
  Southern Steel Berhad                                                  45,000             20,368
  Star Publications (Malaysia) Berhad                                   113,000            184,368
* Subur Tiasa Holdings Berhad                                            65,000             31,816
  Sunway City Berhad                                                    139,000             39,871
* Sunway Construction Berhad                                             59,000             38,195
* Sunway Holdings, Inc. Berhad                                          145,000             58,763
* Suria Capital Holdings Berhad                                         186,000             31,082
  Ta Ann Holdings Berhad                                                 55,000             63,105
  Ta Enterprise Berhad                                                  673,000            156,738
  Talam Corp. Berhad                                                     12,850              4,836
  Tan Chong Motor Holdings Berhad                                       174,000             54,489
  Tasek Corp. Berhad                                                     37,000             25,608
* Techno Asia Holdings Berhad                                            20,000              1,632
* Top Glove Corp. Berhad                                                 30,000             35,684
  Tractors Malaysia Holdings Berhad                                     115,000             78,987
  Tradewinds (Malaysia) Berhad                                           97,000             61,774
* UAC Berhad                                                             25,000             31,316
  UDA Holdings Berhad                                                    81,000             28,563
* UEM World Berhad                                                      359,000            157,771
  Uchi Technologies Berhad                                               14,300             38,008
  Unico-Desa Plantations Berhad                                          79,000             41,371
  Union Paper Holdings Berhad                                            70,000             19,895
  Unisem (M) Berhad                                                      51,000            140,921
  United Malacca Rubber Estates Berhad                                   47,500             45,500
  United Malayan Land Berhad                                             13,000              5,132
  United Plantations Berhad                                              51,000             62,274
* Utama Banking Group Berhad                                            122,000             34,353
  WTK Holdings Berhad                                                    34,500             39,584
  Wah Seong Corp.                                                        82,000             46,826
* Wing Tiek Holdings Berhad                                               8,000              1,874
  Worldwide Holdings Berhad                                              16,000             10,021
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $11,207,236)                                                                    10,534,363
                                                                                   ---------------

RIGHTS/WARRANTS -- (0.0%)
* FCW Holdings Berhad
  Warrants 11/11/13                                                       8,000                305
* Kumpulan Europlus Berhad Rights 12/02/03                               32,125                233
* Liqua Health Marketing Berhad Warrants 09/19/08                            34                  3
* Pelangi Berhad Rights 12/16/03                                         53,000              2,511
                                                                                   ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                  3,052
                                                                                   ---------------

TOTAL -- MALAYSIA
  (Cost $11,207,236)                                                                    10,537,415
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                ---------------    ---------------
POLAND -- (3.7%)
COMMON STOCKS -- (3.7%)
* Amica Wronki SA                                                        18,410    $       117,330
* Budimex SA                                                             28,076            244,325
* Cersanit-Krasnystaw SA                                                 22,217            415,109
* Computerland SA                                                        14,630            307,052
  Debica SA                                                              19,184            576,941
* Echo Investment SA                                                      5,985             90,686
* Farmacol SA                                                            12,510            211,968
* Huta Ferrum SA                                                          3,168              2,279
* Impexmetal SA                                                          23,067            203,688
* Kutnowskie Zaklady Farmaceutyczne Polfa SA                              3,498            209,951
  Lentex SA                                                              13,464             71,679
* Mostostal Export SA                                                    42,087             11,203
* Mostostal Warszawa SA                                                  18,600             58,556
* Mostostal Zabrze Holding SA                                            18,293              3,043
* Netia Holdings SA                                                      43,672             42,140
* Ocean Company SA                                                        8,530                262
* Optimus Technologie                                                     7,500             14,397
  Orbis SA                                                               25,000            156,769
  Polifarb Cieszyn Wroclaw SA                                            98,435            186,439
  Polska Grupa Farmaceutyczna SA                                         13,463            144,036
* Prosper SA                                                              6,580             24,336
  Przedsiebiorstwo Farmaceutyczne JELFA SA                               14,330            161,015
* Przedsiebiorstwo Telekomunikacyjne Szeptel A.S.                        16,774             11,077
  Raciborska Fabryka Kotlow SA                                           37,758             52,670
* Softbank SA                                                            44,730            287,360
* Sokolowskie Zaklady Miesne SA                                         217,420            190,318
* Stalexport SA                                                          11,514              4,479
  Zaklady Metali Lekkich Kety SA                                         19,615            572,331
                                                                                   ---------------
TOTAL -- POLAND
  (Cost $3,390,223)                                                                      4,371,439
                                                                                   ---------------

HUNGARY -- (3.5%)
COMMON STOCKS -- (3.5%)
* Danubius Hotel & Spa RT                                                58,038            873,099
  Delmagyarorszagi Aramszolgaltato Demasz RT                             15,581            809,725
* Fotex First Hungarian-American Photo Service Co.                      749,391            406,530
  Globus Konzervipari RT                                                 92,126            440,970
* Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                     67,414            400,128
* North American Business Industries RT                                  51,024            334,946
* Pannonplast P.L.C.                                                     39,441            258,010
* Raba Hungarian Railway Carriage & Machine Works                       143,528            510,350
* Synergon Information Systems Ltd., Budapest                            30,190             62,069
  Tiszantuli Aramszolgaltato RT Titasz, Debrecen                          1,801             61,166
  Zwack Unicum Liqueur Industry & Trading Co., Ltd.                       1,100             37,609
                                                                                   ---------------
TOTAL -- HUNGARY
  (Cost $4,893,648)                                                                      4,194,602
                                                                                   ---------------

PHILIPPINES -- (3.5%)
COMMON STOCKS -- (3.5%)
  Alaska Milk Corp.                                                   1,404,000    $        80,624
* Bacnotan Consolidated Industries, Inc.                                122,234             20,180
* Bankard, Inc.                                                         412,000              8,946
* Belle Corp.                                                        20,937,000            217,918
* C & P Homes, Inc.                                                   6,477,000             19,178
* Digital Telecommunications (Philippines), Inc.                     20,973,000            252,165
  EDSA Properties Holdings, Inc.                                      1,759,970             16,265
* EEI Corp.                                                           1,108,000              6,263
* Fil-Estate Land, Inc.                                               3,170,700             10,526
* Filinvest Development Corp.                                         4,664,500             81,195
* Filinvest Land, Inc.                                               25,798,050            490,730
* First E-Bank Corp.                                                     77,000                691
  Ginebra San Miguel, Inc.                                            1,065,200            583,017
* Global Equities, Inc.                                                 886,462              1,114
* House of Investments, Inc.                                            732,000              6,896
  International Container Terminal Services, Inc.                     4,593,837            263,800
* Ionics, Inc.                                                          769,825             20,722
  Keppel Philippines Marine, Inc.                                       610,000              3,229
* Lepanto Consolidated Mining Co. Series B                            1,925,000             10,709
* Mabuhay Holdings Corp.                                                516,000              1,389
* Macroasia Corp.                                                     2,237,500             24,895
* Manila Jockey Club, Inc.                                               54,426             11,232
* Megaworld Properties & Holdings, Inc.                              21,843,500            399,827
* Metro Pacific Corp.                                                45,763,860            213,524
* Negros Navigation Co., Inc.                                            31,100                246
* Philex Mining Corp. Series B                                          150,000              1,050
* Philippine Bank of Communications                                      14,726             19,423
* Philippine National Bank                                              929,975            400,528
* Philippine National Construction Corp.                                173,000              8,072
  Philippine Savings Bank                                               317,212            149,427
* Picop Resources, Inc.                                               1,125,000              1,161
* Pilipino Telephone Corp.                                            1,692,000             24,594
* Prime Orion Philippines, Inc.                                       2,920,000              6,812
* RFM Corp.                                                           2,378,934             29,243
  Republic Glass Holding Corp.                                          507,500             14,025
  Robinson's Land Corp. Series B                                      3,402,000            118,437
  SM Development Corp.                                                4,971,000             96,342
  Security Bank Corp.                                                   320,842             97,159
  Soriano (A.) Corp.                                                  3,430,211             46,783
  Union Bank of the Philippines                                          47,500             21,736
* United Paragon Mining Corp.                                           322,500                376
* Universal Rightfield Property Holdings, Inc.                        1,062,000                534
  Universal Robina Corp.                                              3,158,100            328,703
* Urban Bank, Inc.                                                        5,658                 59
* Victorias Milling Co., Inc.                                           139,680              2,181
* Vitarich Corp.                                                        176,000                821
* iVantage Corp.                                                        593,400              4,153
                                                                                   ---------------
TOTAL -- PHILIPPINES
  (Cost $6,291,017)                                                                      4,116,900
                                                                                   ---------------

                                                                         SHARES             VALUE+
                                                                    -----------    ---------------

ARGENTINA -- (2.0%)
COMMON STOCKS -- (2.0%)
* Acindar Industria Argentina de
  Aceros SA Series B                                                    459,031    $       526,946
* Alpargatas SA Industrial y Comercial                                    1,007                935
  Atanor Cia Nacional para la Industria Quimica SA Series D              58,050            126,817
* Banco del Sud Sociedad Anonima Series B                                89,000             79,244
* Banco Suquia SA                                                        76,789             12,087
* CINBA SA (Cia de Bebidao y Alimentos)                                  15,000              8,443
* Capex SA Series A                                                      26,370             35,638
* Celulosa Argentina SA Series B                                          6,375              5,980
* Central Costanera SA Series B                                          50,000             55,649
* Central Puerto SA Series B                                             61,000             36,079
  Cresud SA Comercial Industrial Financiera y Agropecuaria              155,401            217,432
* DYCASA SA (Dragados y Construcciones Argentina)
    Series B                                                             23,052             24,337
* Ferrum SA de Ceramica y Metalurgica Series B                           25,200             19,833
* Fiplasto SA Comercial y Industrial Series B                             6,000              4,770
* Garovaglio y Zorraquin SA                                              14,160              3,467
* IRSA Inversiones y Representaciones SA                                306,635            292,523
* Importadora y Exportadora de la Patagonia Series B                     11,500             42,055
* Introductora de Buenos Aires SA Series A                                9,832              5,784
* Juan Minetti SA                                                       131,531            116,694
* Ledesma S.A.A.I.                                                      387,128            236,360
* Polledo SA Industrial y Constructora y Financiera                      88,891             24,027
* Quimica Estrella SA Series B                                           27,200    $         9,341
* Renault Argentina SA                                                  276,000            149,202
* Sol Petroleo SA                                                        50,662             10,955
  Solvay Indupa S.A.I.C.                                                370,500            288,650
                                                                                   ---------------
TOTAL COMMON STOCKS
  (Cost $2,670,822)                                                                      2,333,248
                                                                                   ---------------

INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
  (Cost $11,950)                                                                            13,061
                                                                                   ---------------

PREFERRED STOCKS -- (0.0%)
* Quimica Estrella New Preferred Shares
    (Cost $3,163)                                                         3,260                964
                                                                                   ---------------

TOTAL -- ARGENTINA
  (Cost $2,685,935)                                                                      2,347,273
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT
                                                                ---------------
                                                                     (000)
TEMPORARY CASH
  INVESTMENTS -- (2.8%)
 Repurchase Agreement, PNC Capital
  Markets, Inc. 0.82%, 12/01/03
  (Collateralized by $3,349,000 FMC
  Discount Notes 1.10%, 03/05/04,
  valued at $3,340,628) to be
  repurchased at $3,291,225
  (Cost $3,291,000)                                             $         3,291          3,291,000
                                                                                   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $100,306,161)++                                                            $   118,924,207
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
++   The cost for federal income tax purposes is $100,658,861.

                 See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                ---------------    ---------------
                                                                     (000)
BONDS -- (35.0%)
African Development Bank
    3.250%, 07/29/05                                            $        38,500    $    39,295,911
Asian Development Bank
    7.500%, 05/31/05                                                     11,000         11,852,918
Bank of America Corp.
    7.125%, 05/12/05                                                      4,500          4,822,929
    7.875%, 05/16/05                                                     10,000         10,834,740
BP Capital Markets P.L.C
    4.000%, 04/29/05                                                     12,450         12,838,527
Canada (Government of)
    6.375%, 07/21/05                                                     20,000         21,442,800
Citigroup, Inc.
    4.125%, 06/30/05                                                     39,500         40,760,248
European Investment Bank
    4.000%, 08/30/05                                                     37,000         38,382,912
Export Development Corp.
    4.550%, 06/30/05                                                      8,200          8,517,561
General Electric Capital Corp.
    4.250%, 01/28/05                                                     12,700         13,056,768
    7.500%, 05/15/05                                                     10,000         10,782,770
    6.800%, 11/01/05                                                     15,583         16,883,043
Gillette Co.
    4.000%, 06/30/05                                                      9,400          9,705,312
International Finance Corp.
    7.125%, 04/06/05                                                     38,400         41,067,072
KFW International Finance, Inc.
    2.500%, 10/17/05                                                     37,000         37,295,186
Norwest Financial, Inc.
    7.600%, 05/03/05                                                      5,000          5,389,775
Province of Ontario
    7.000%, 08/04/05                                                     39,800         42,955,304
Swiss Bank Corp. New York
    6.750%, 07/15/05                                                      3,400          3,656,251
Toyota Motor Credit Corp.
    2.070%, 10/31/05                                                     40,500         40,496,841
Wal-Mart Stores, Inc.
    4.150%, 06/15/05                                                      4,600          4,745,562
Wells Fargo & Co. Corporate Bonds
    7.250%, 08/24/05                                                     36,000         39,093,444
Westdeutsche Landesbank
    6.750%, 06/15/05                                                      9,380         10,023,609
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    6.375%, 07/21/05                                                     38,800         41,563,802
                                                                                   ---------------
TOTAL BONDS
  (Cost $506,847,345)                                                                  505,463,285
                                                                                   ---------------

AGENCY OBLIGATIONS -- (21.2%)
Federal Farm Credit Bank
    4.375%, 04/15/05                                                     25,200         26,105,184
    2.125%, 08/15/05                                                      8,000          8,007,080
    2.500%, 11/15/05                                                      8,800          8,838,007
Federal Home Loan Bank
    1.500%, 05/13/05                                                     31,000         30,838,707
    4.125%, 05/13/05                                            $        17,000    $    17,546,941
    1.750%, 08/15/05                                                     35,000         34,812,120
    2.500%, 11/15/05                                                     41,500         41,679,239
Federal Home Loan Mortgage
  Corporation
    1.750%, 05/15/05                                                     33,000         32,960,895
    7.000%, 07/15/05                                                     30,000         32,411,580
Federal National Mortgage Association
    5.750%, 06/15/05                                                     39,000         41,340,273
    1.875%, 09/15/05                                                     17,000         16,963,943
Tennessee Valley Authority
    6.375%, 06/15/05                                                     14,000         14,925,078
                                                                                   ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $307,848,302)                                                                  306,429,047
                                                                                   ---------------

VARIABLE RATE OBLIGATIONS -- (1.1%)
Bayerische Landesbank
  ***1.15875%, 12/26/03
  (Cost $16,007,877)                                                     16,000         16,005,296
                                                                                   ---------------

COMMERCIAL PAPER -- (42.5%)
Barton Capital Corp.
    1.030%, 12/03/03                                                      6,000          5,999,643
    1.050%, 12/11/03                                                     11,436         11,432,600
    1.050%, 12/16/03                                                      5,500          5,497,548
    1.050%, 12/23/03                                                     19,007         18,994,442
Canadian Wheat Board
    0.990%, 12/03/03                                                     14,000         13,999,191
CBA (DE) Finance, Inc.
    1.040%, 12/03/03                                                     41,000         40,997,630
CC (USA), Inc.
    1.080%, 01/07/04                                                      4,000          3,995,457
    1.080%, 01/13/04                                                     33,000         32,955,932
    1.080%, 01/15/04                                                      5,000          4,992,987
Ciesco L.P.
    1.040%, 12/12/03                                                     10,000          9,996,730
Compass Securitization LLC
    1.050%, 12/09/03                                                      4,000          3,999,049
    1.050%, 12/22/03                                                     38,000         37,976,014
DuPont (E.I.) de Nemours & Co., Inc.
    1.050%, 01/05/04                                                     11,000         10,988,546
    1.060%, 01/16/04                                                     23,000         22,967,995
Eksportfinans ASA
    1.020%, 12/01/03                                                     31,000         31,000,000
    0.990%, 12/05/03                                                     10,800         10,798,752
Govco, Inc.
    1.040%, 12/12/03                                                     37,300         37,287,803
    1.030%, 12/15/03                                                      1,800          1,799,251
    1.090%, 01/06/04                                                      3,000          2,996,691
KFW International Finance, Inc.
    1.030%, 12/01/03                                                      3,000          3,000,000
Kittyhawk Funding Corp.
    1.030%, 12/23/03                                                     31,000         30,979,329
Koch Industries, Inc.
    1.020%, 12/01/03                                                     42,000         42,000,000

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                ---------------    ---------------
                                                                     (000)
Nestle Capital Corp.
  1.030%, 01/13/04                                              $        19,000    $    18,975,308
Novartis Finance Corp.
  1.010%, 12/01/03                                                        9,500          9,500,000
Paccar Financial Corp.
  1.020%, 12/01/03                                                        6,000          6,000,000
  1.000%, 12/15/03                                                        4,050          4,048,362
Rabobank
  1.020%, 12/04/03                                                       41,000         40,996,445
Sheffield Receivables Corp.
  1.050%, 12/03/03                                                       23,000         22,998,620
Shell Finance UK
  1.000%, 12/12/03                                                       13,927         13,922,574
  1.050%, 01/16/04                                                        5,500          5,492,347
USAA Capital Corp.
  1.000%, 12/01/03                                                       29,000         29,000,000
Wal-Mart Stores, Inc.
  1.000%, 12/08/03                                                       23,000         22,995,347
  1.010%, 12/10/03                                                       14,500         14,496,230
Windmill Funding Corp.
  1.040%, 12/16/03                                                        7,735          7,731,551
  1.050%, 12/19/03                                                        3,750          3,747,982
  1.040%, 12/22/03                                                       30,600         30,580,685
                                                                                   ---------------

 TOTAL COMMERCIAL PAPER
  (Cost $615,150,078)                                                                  615,141,041
                                                                                   ---------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
    12/01/03 (Collateralized by $2,952,000 FMC Discount
    Notes 1.11%, 03/25/04, valued at $2,940,930) to be
    repurchased at $2,897,198 (Cost $2,897,000)                           2,897          2,897,000
                                                                                   ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,448,750,602)++                                                          $ 1,445,935,669
                                                                                   ===============

----------
  +  See Note B to Financial Statements.
*** Rates shown are the rates as of November 30, 2003, and maturities shown are the next interest readjustment date.
 ++  The cost for federal income tax purposes is $1,448,750,602.

                 See accompanying Notes to Financial Statements.

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                ---------------    ---------------
                                                                     (000)
UNITED STATES -- (99.5%)
BONDS -- (59.4%)
African Development Bank
    3.250%, 07/29/05                                            $        29,000    $    29,599,517
Asian Development Bank
    7.500%, 05/31/05                                                     15,725         16,944,285
BP Capital Markets P.L.C
    4.000%, 04/29/05                                                     15,000         15,468,105
Bank Austria Creditanstalt AG
    7.375%, 02/11/05                                                     26,800         28,542,000
Bank Nederlandse Gemeenten Medium Term Notes
    7.875%, 03/07/05                                                     11,000         11,825,000
    7.000%, 06/08/05                                                      7,916          8,497,826
Bank of America Corp.
    7.875%, 05/16/05                                                      8,967          9,715,511
CDC IXIS
    4.000%, 03/07/05                                                     25,000         25,665,000
Caisse Francaise de Developpement
    5.875%, 05/06/05                                                     16,500         17,404,200
Canada (Government of)
    6.375%, 07/21/05                                                     16,000         17,154,240
Citigroup, Inc.
    4.125%, 06/30/05                                                     29,200         30,131,626
Council of Europe Social Development Fund
    4.875%, 10/27/05                                                     31,500         33,216,750
Deutsche Postbank
    5.750%, 02/04/05                                                     18,000         18,829,800
ELF Aquitaine SA Medium Term Notes
    7.000%, 10/05/05                                                     16,000         17,400,000
European Investment Bank
    7.250%, 06/15/05                                                     27,000         29,151,900
Export Development Corp.
    4.550%, 06/30/05                                                     13,000         13,503,451
General Electric Capital Corp.
    7.500%, 05/15/05                                                      8,000          8,626,216
    2.240%, 08/19/05                                                     21,500         21,513,545
Inter-American Development Bank Corporate Bonds
    7.500%, 04/05/05                                                      7,851          8,439,825
International Finance Corp.
    7.875%, 02/28/05                                                      7,500          8,055,000
    7.125%, 04/06/05                                                     19,800         21,175,209
KFW International Finance, Inc.
    2.500%, 10/17/05                                                     31,000         31,247,318
Kingdom of Denmark
    5.750%, 04/08/05                                                     28,000         29,531,880
Landesbank Baden-Wuerttemberg
    7.000%, 10/05/05                                                     10,000         10,843,000
Landwirtschaftliche Rentenbank
    5.000%, 09/19/05                                                     15,000         15,729,000
Nederlandse Waterschapsbank NV
    5.000%, 09/19/05                                                     21,819         22,879,403
Nordic Investment Bank
    7.500%, 04/11/05                                                      5,000          5,386,050
Province of Ontario
    7.000%, 08/04/05                                            $        29,000    $    31,299,091
Rabobank
    7.375%, 03/23/05                                                     19,100         20,456,100
Swedish Export Credit Corp.
    3.000%, 09/30/05                                                     30,000         30,461,400
Toyota Motor Credit Corp.
    2.070%, 10/31/05                                                     32,000         31,997,504
Wells Fargo & Co. Corporate Bonds
    7.250%, 08/24/05                                                     32,380         35,162,381
Westdeutsche Landesbank
    6.750%, 06/15/05                                                      8,000          8,548,920
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    5.000%, 11/04/05                                                     32,500         34,206,250
                                                                                   ---------------

TOTAL BONDS
  (Cost $700,763,503)                                                                  698,607,303
                                                                                   ---------------

AGENCY OBLIGATIONS -- (40.1%)
Federal Farm Credit Bank
    1.800%, 08/05/05                                                     40,000         39,836,000
    2.125%, 08/15/05                                                     11,665         11,675,324
    1.760%, 09/22/05                                                     21,600         21,449,491
Federal Home Loan Bank
    4.125%, 05/13/05                                                     51,200         52,847,258
    7.250%, 05/13/05                                                     34,365         37,051,278
    1.750%, 08/15/05                                                      7,000          6,962,424
    2.500%, 11/15/05                                                     15,500         15,566,945
Federal Home Loan Mortgage Corporation
    1.750%, 05/15/05                                                     29,000         28,965,635
    2.875%, 09/15/05                                                     33,000         33,464,079
    2.125%, 11/15/05                                                      8,000          7,990,536
Federal National Mortgage Association
    5.750%, 06/15/05                                                     18,000         19,080,126
    7.000%, 07/15/05                                                     49,000         52,980,270
    1.500%, 08/15/05                                                     30,000         29,744,460
    1.875%, 09/15/05                                                     15,000         14,968,185
    2.875%, 10/15/05                                                     25,000         25,369,125
Tennessee Valley Authority
    6.375%, 06/15/05                                                     68,238         72,746,962
                                                                                   ---------------

TOTAL AGENCY OBLIGATIONS
  (Cost $472,260,249)                                                                  470,698,098
                                                                                   ---------------

TOTAL -- UNITED STATES
  (Cost $1,173,023,752)                                                              1,169,305,401
                                                                                   ---------------

EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency
    (Cost $1,427)                                                                            1,863
                                                                                   ---------------

CANADA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Canadian Dollars
    (Cost $367)                                                                                400
                                                                                   ---------------

                                                                     FACE
                                                                    AMOUNT                  VALUE+
                                                                ---------------    ---------------
                                                                     (000)
TEMPORARY CASH INVESTMENTS (0.5%)
 Repurchase Agreement, PNC Capital Markets, Inc. 0.82%,
   12/01/03 (Collateralized by $6,186,000 U.S. Treasury
   Notes 3.00%, 02/29/04, valued at $6,263,325) to be
   repurchased at $6,170,422
   (Cost $6,170,000)                                            $         6,170    $     6,170,000
                                                                                   ---------------

      TOTAL INVESTMENTS -- (100.0%)
         (Cost $1,179,195,546)++                                                   $ 1,175,477,664
                                                                                   ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
++   The cost for federal income tax purposes is $1,179,195,546

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                            THE U.S.       THE ENHANCED      THE U.S.        THE U.S.
                                                             LARGE         U.S. LARGE       LARGE CAP       SMALL XM
                                                            COMPANY          COMPANY          VALUE           VALUE
                                                             SERIES           SERIES          SERIES          SERIES
                                                          -------------   -------------   -------------   -------------
ASSETS:
Investments at Value (including $475,028, $0, $471,415
  and $24,111 of securities on loan, respectively)        $   3,481,491   $     139,351   $   3,002,702   $     212,709
Cash                                                              4,161               1               1               1
Receivables:
  Investment Securities Sold                                         --              --              --               6
  Dividends, Interest, and Tax Reclaims                           4,882           1,727           5,099             175
  Securities Lending Income                                          34              --              30               4
  Fund Shares Sold                                                1,784               3           2,721               5
  Fund Margin Variation                                              72             119              --              --
Unrealized Gain on Swap Contracts                                    --             309              --              --
Prepaid Expenses and Other Assets                                     3               1               1               3
                                                          -------------   -------------   -------------   -------------
    Total Assets                                              3,492,427         141,511       3,010,554         212,903
                                                          -------------   -------------   -------------   -------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned                               490,794              --         491,258          25,586
  Investment Securities Purchased                                    --              --           8,288           5,470
  Fund Shares Redeemed                                              375              --              --           2,400
  Due to Advisor                                                     62               6             203              14
Accrued Expenses and Other Liabilities                              199              27             143              26
                                                          -------------   -------------   -------------   -------------
  Total Liabilities                                             491,430              33         499,892          33,496
                                                          -------------   -------------   -------------   -------------
NET ASSETS                                                $   3,000,997   $     141,478   $   2,510,662         179,407
                                                          =============   =============   =============   =============
SHARES OUTSTANDING $.01 PAR VALUE                                   N/A      17,821,203     162,958,804      15,934,043
                                                          =============   =============   =============   =============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                        N/A   $        7.94   $       15.41   $       11.26
                                                          =============   =============   =============   =============
Investments at Cost                                       $   2,988,680   $     139,600   $   2,659,796   $     221,454
                                                          =============   =============   =============   =============

                                                             THE U.S.        THE U.S.       THE U.S.        THE DFA
                                                            SMALL CAP         SMALL          MICRO        INTERNATIONAL
                                                              VALUE            CAP            CAP             VALUE
                                                              SERIES         SERIES          SERIES          SERIES
                                                          -------------   -------------   -------------   -------------
ASSETS:
Investments at Value (including $263,320, $114,796,
  $104,806 and $116,108 of securities on loan,
  respectively)                                           $   4,800,406   $   1,596,108   $   2,733,269   $   1,721,239
Cash                                                                  1              --              --              15
Receivables:
  Investment Securities Sold                                      6,511           1,437           3,467             360
  Dividends, Interest, and Tax Reclaims                           2,717             703           1,125           4,011
  Securities Lending Income                                         122              51             142              59
  Fund Shares Sold                                                1,531           1,339           2,389           2,680
Prepaid Expenses and Other Assets                                     2               6              26               4
                                                          -------------   -------------   -------------   -------------
    Total Assets                                              4,811,290       1,599,644       2,740,418       1,728,368
                                                          -------------   -------------   -------------   -------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned                               280,764         121,020         113,825         122,981
  Investment Securities Purchased                                 6,259             250           2,168             126
  Fund Shares Redeemed                                            5,227           9,756              --              10
  Due to Advisor                                                    734              36             212             262
Accrued Expenses and Other Liabilities                              252              96             170             211
                                                          -------------   -------------   -------------   -------------
    Total Liabilities                                           293,236         131,158         116,375         123,590
                                                          -------------   -------------   -------------   -------------
NET ASSETS                                                $   4,518,054   $   1,468,486   $   2,624,043   $   1,604,778
                                                          =============   =============   =============   =============
SHARES OUTSTANDING $.01 PAR VALUE                           223,626,262     106,137,727     250,359,086     129,429,345
                                                          =============   =============   =============   =============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                              $       20.20   $       13.84   $       10.48   $       12.40
                                                          =============   =============   =============   =============
Investments at Cost                                       $   3,978,690   $   1,408,683   $   1,976,425   $   1,488,484
                                                          =============   =============   =============   =============

                 See accompanying Notes to Financial Statements.

                                                                               THE          THE UNITED         THE
                                                           THE JAPANESE    PACIFIC RIM       KINGDOM       CONTINENTAL
                                                             SMALL            SMALL           SMALL           SMALL
                                                            COMPANY          COMPANY         COMPANY         COMPANY
                                                             SERIES           SERIES          SERIES          SERIES
                                                          -------------   -------------   -------------   -------------
ASSETS:
Investments at Value (including $70,102, $14,329,
  $0 and $35,965 of securities on loan, respectively)     $     357,956   $     174,033   $     164,366   $     485,435
Cash                                                                 16              15              16              16
Receivables:
  Investment Securities Sold                                        225               2              --              66
  Dividends, Interest, and Tax Reclaims                           1,019             233             338           1,153
  Securities Lending Income                                          --              19              --              --
  Fund Shares Sold                                                   --              --             152              --
                                                          -------------   -------------   -------------   -------------
    Total Assets                                                359,216         174,302         164,872         486,670
                                                          -------------   -------------   -------------   -------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned                                73,727          16,984              --          38,001
  Investment Securities Purchased                                 1,714             490           3,908             153
  Due to Advisor                                                     24              13              13              36
Accrued Expenses and Other Liabilities                               52              50              34              73
                                                          -------------   -------------   -------------   -------------
    Total Liabilities                                            75,517          17,537           3,955          38,263
                                                          -------------   -------------   -------------   -------------
NET ASSETS                                                $     283,699   $     156,765   $     160,917   $     448,407
                                                          =============   =============   =============   =============
Investments at Cost                                       $     490,771   $     188,619   $      124,17         366,550
                                                          =============   =============   =============   =============

                                                                              THE
                                                              THE           EMERGING        THE DFA          THE DFA
                                                            EMERGING         MARKETS        ONE-YEAR      TWO-YEAR GLOBAL
                                                             MARKETS        SMALL CAP     FIXED INCOME     FIXED INCOME
                                                             SERIES          SERIES         SERIES           SERIES
                                                          -------------   -------------   -------------   ---------------
ASSETS:
Investments at Value                                      $     611,389   $     118,924   $   1,445,936   $     1,175,478
Cash                                                                115              14              --                16
Receivables:
  Investment Securities Sold                                         --               2              --                --
  Dividends, Interest, and Tax Reclaims                             713             106           9,535            18,880
  Fund Shares Sold                                                  633             182              43             1,364
Prepaid Expenses and Other Assets                                    --               1               1                 1
                                                          -------------   -------------   -------------   ---------------
    Total Assets                                                612,850         119,229       1,455,515         1,195,739
                                                          -------------   -------------   -------------   ---------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                 2,387             486              --                --
  Due to Advisor                                                     50              --              60                49
  Deferred Chilean Repatriation Tax                                  34              --              --                --
  Thailand Capital Gains Tax                                      2,691             939              --                --
Accrued Expenses and Other Liabilities                              127              60              81                80
                                                          -------------   -------------   -------------   ---------------
    Total Liabilities                                             5,289           1,485             141               129
                                                          -------------   -------------   -------------   ---------------
NET ASSETS                                                $     607,561   $     117,744   $   1,455,374   $     1,195,610
                                                          =============   =============   =============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                                   N/A             N/A     144,050,780       117,985,993
                                                          =============   =============   =============   ===============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                        N/A             N/A   $       10.10   $         10.13
                                                          =============   =============   =============   ===============
Investments at Cost                                       $     512,868   $     100,306   $   1,448,751   $     1,179,196
                                                          =============   =============   =============   ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

                                                                 THE U.S.        THE ENHANCED       THE U.S.       THE U.S.
                                                                  LARGE           U.S. LARGE       LARGE CAP       SMALL XM
                                                                COMPANY            COMPANY           VALUE           VALUE
                                                                  SERIES            SERIES          SERIES          SERIES
                                                               -------------    -------------    -------------   -------------
INVESTMENT INCOME
  Dividends                                                    $      46,239               --    $      33,828   $       4,487
  Interest                                                               613    $       1,950              303             102
  Income from Securities Lending                                         343               --              216             127
                                                               -------------    -------------    -------------   -------------
      Total Investment Income                                         47,195            1,950           34,347           4,716
                                                               -------------    -------------    -------------   -------------
EXPENSES
  Investment Advisory Services                                           652               60            1,939             502
  Accounting & Transfer Agent Fees                                       417              127              700              87
  Custodian Fees                                                         101               24              185              49
  Legal Fees                                                              26                1               20               3
  Audit Fees                                                              40                1               26              13
  S&P 500 Fees                                                            75                6               --              --
  Shareholders' Reports                                                   60                1               37              12
  Trustees' Fees and Expenses                                             41                1               27              --
  Other                                                                   21               --               29               6
                                                               -------------    -------------    -------------   -------------
      Total Expenses                                                   1,433              221            2,963             672
                                                               -------------    -------------    -------------   -------------
  NET INVESTMENT INCOME (LOSS)                                        45,762            1,729           31,384           4,044
                                                               -------------    -------------    -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES
  Net Realized Gain (Loss) on
    Investment Securities Sold                                      (137,474)             983          (48,309)         64,047
  Net Realized Gain (Loss) on Futures                                  9,903           12,294               --              --
  Net Realized Gain (Loss) on Swap Contracts                              --            5,138               --              --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities                                            447,952             (661)         415,785          41,676
    Futures                                                           (3,012)           1,356               --              --
    Swap Contracts                                                        --           (1,671)              --              --
                                                               -------------    -------------    -------------   -------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES                           317,369           17,439          367,476         105,723
                                                               -------------    -------------    -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $     363,131    $      19,168    $     398,860   $     109,767
                                                               =============    =============    =============   =============

                 See accompanying Notes to Financial Statements.

                                                                  THE U.S.         THE U.S.         THE U.S.       THE DFA
                                                                 SMALL CAP          SMALL            MICRO       INTERNATIONAL
                                                                   VALUE             CAP              CAP            VALUE
                                                                  SERIES            SERIES           SERIES         SERIES
                                                               -------------    -------------    -------------   -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0
    and $2,937 respectively)                                   $      31,729    $       8,704    $      14,267   $      33,562
  Interest                                                               622              174              312             415
  Income from Securities Lending                                       1,357              597            1,412           1,427
                                                               -------------    -------------    -------------   -------------
      Total Investment Income                                         33,708            9,475           15,991          35,404
                                                               -------------    -------------    -------------   -------------
EXPENSES
  Investment Advisory Services                                         6,735              310            1,935           2,439
  Accounting & Transfer Agent Fees                                     1,212              370              694             802
  Custodian Fees                                                         321               99              184             361
  Legal Fees                                                              24               10                6              13
  Audit Fees                                                              45               16               12              17
  Shareholders' Reports                                                   57               27               39              27
  Trustees' Fees and Expenses                                             35               13                6               8
  Other                                                                   29                5               12               7
                                                               -------------    -------------    -------------   -------------
      Total Expenses                                                   8,458              850            2,888           3,674
                                                               -------------    -------------    -------------   -------------
  NET INVESTMENT INCOME (LOSS)                                        25,250            8,625           13,103          31,730
                                                               -------------    -------------    -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities Sold                                       354,502           11,512           57,916          (3,540)
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                                         --               --               --             205
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency                     1,007,496          370,338          809,548         379,196
  Translation of Foreign Currency Denominated
    Amounts                                                               --               --               --             114
                                                               -------------    -------------    -------------   -------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY                                               1,361,998          381,850          867,464         375,975
                                                               -------------    -------------    -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                            $   1,387,248    $     390,475    $     880,567   $     407,705
                                                               =============    =============    =============   =============

                 See accompanying Notes to Financial Statements.

                                                                    THE              THE          THE UNITED         THE
                                                                  JAPANESE       PACIFIC RIM        KINGDOM       CONTINENTAL
                                                                   SMALL            SMALL            SMALL           SMALL
                                                                  COMPANY          COMPANY         COMPANY         COMPANY
                                                                   SERIES           SERIES          SERIES          SERIES
                                                               -------------    -------------    -------------   -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $354, $142, $408 and $1,105 respectively)                  $       3,107    $       4,363    $       4,062   $       7,905
  Interest                                                                54               34               28             240
  Income from Securities Lending                                         717              133               --             555
                                                               -------------    -------------    -------------   -------------
      Total Investment Income                                          3,878            4,530            4,090           8,700
                                                               -------------    -------------    -------------   -------------
EXPENSES
  Investment Advisory Services                                           229              124              116             311
  Accounting & Transfer Agent Fees                                       294              159              148             381
  Custodian Fees                                                          98               95               30             236
  Legal Fees                                                               2               --                1               4
  Audit Fees                                                               2                1                2               5
  Shareholders' Reports                                                    2                1                2               2
  Trustees' Fees and Expenses                                              3                1                1               4
  Other                                                                    3                2                1               4
                                                               -------------    -------------    -------------   -------------
      Total Expenses                                                     633              383              301             947
                                                               -------------    -------------    -------------   -------------
  NET INVESTMENT INCOME (LOSS)                                         3,245            4,147            3,789           7,753
                                                               -------------    -------------    -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities Sold                                       (18,120)            (436)          (1,016)         12,045
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                                         54               18               30             315
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency                       101,101           56,281           42,580         120,867
  Translation of Foreign Currency Denominated
      Amounts                                                             16                4                5              69
                                                               -------------    -------------    -------------   -------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY                                                  83,051           55,867           41,599         133,296
                                                               -------------    -------------    -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $      86,296    $      60,014    $      45,388   $     141,049
                                                               =============    =============    =============   =============

                 See accompanying Notes to Financial Statements.

                                                                                     THE
                                                                    THE            EMERGING         THE DFA           THE DFA
                                                                 EMERGING           MARKETS         ONE-YEAR      TWO-YEAR GLOBAL
                                                                  MARKETS         SMALL CAP       FIXED INCOME     FIXED INCOME
                                                                  SERIES            SERIES           SERIES            SERIES
                                                               -------------    -------------    -------------    ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $1,731, $141,049, $0 and $0, respectively)                 $      10,745    $       2,124               --                 --
  Interest                                                               159               34    $      20,085    $        18,748
                                                               -------------    -------------    -------------    ---------------
      Total Investment Income                                         10,904            2,158           20,085             18,748
                                                               -------------    -------------    -------------    ---------------
EXPENSES
  Investment Advisory Services                                           425              145              629                492
  Accounting & Transfer Agent Fees                                       469               91              308                625
  Custodian Fees                                                         524              154              109                 82
  Legal Fees                                                               2                1                8                  5
  Audit Fees                                                               3                1                7                 15
  Shareholders' Reports                                                    6                1               21                  8
  Trustees' Fees and Expenses                                              6               --               17                 13
  Other                                                                    3                1               10                 11
                                                               -------------    -------------    -------------    ---------------
      Total Expenses                                                   1,438              394            1,109              1,251
                                                               -------------    -------------    -------------    ---------------
  NET INVESTMENT INCOME (LOSS)                                         9,466            1,764           18,976             17,497
                                                               -------------    -------------    -------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities Sold                                        (6,216)             332            9,741             13,434
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                                       (283)            (143)              --               (298)
  Change in Unrealized Appreciation (Depreciation) of
  Investment Securities and Foreign Currency                         148,355           32,404           (6,678)            (9,932)
  Translation of Foreign Currency Denominated
    Amounts                                                               10               --               --                306
  Deferred Thailand Capital Gains Tax                                 (1,826)            (720)              --                 --
                                                               -------------    -------------    -------------    ---------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY                                                 140,040           31,873            3,063              3,510
                                                               -------------    -------------    -------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $     149,506    $      33,637    $      22,039    $        21,007
                                                               =============    =============    =============    ===============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                         THE U.S.                  THE ENHANCED                  THE U.S.
                                                      LARGE COMPANY             U.S. LARGE COMPANY            LARGE CAP VALUE
                                                         SERIES                     SERIES                       SERIES
                                                -------------------------   -------------------------   -------------------------
                                                   YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
                                                  ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                 NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2003          2002          2003          2002          2003          2002
                                                -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $    45,762   $    42,191   $     1,729   $     2,427   $    31,384   $    24,626
  Net Realized Gain (Loss) on
    Investment Securities Sold                     (137,474)     (211,200)          983         1,163       (48,309)      (21,142)
  Net Realized Gain (Loss) on
    Futures                                           9,903       (12,710)       12,294       (14,358)           --            --
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                        --            --            --          (124)           --            --
  Net Realized Gain (Loss) on
    Swap Contracts                                       --            --         5,138        (4,827)           --            --
Change in Unrealized
  Appreciation (Depreciation) of:
    Investment Securities and
      Foreign Currency                              447,952      (356,042)         (661)         (267)      415,785      (154,346)
    Futures                                          (3,012)        5,220         1,356          (506)           --            --
    Swap Contracts                                       --            --        (1,671)        1,015            --            --
Translation of Foreign Currency
  Denominated Amounts                                    --            --            --            54            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                               363,131      (532,541)       19,168       (15,423)      398,860      (150,862)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Distributions From:
  Net Investment Income                                  --            --        (1,810)       (2,038)      (31,464)      (23,538)
  Net Short-Term Gains                                   --            --            --            --            --            --
  Net Long-Term Gains                                    --            --            --            --            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                                  --            --        (1,810)       (2,038)      (31,464)      (23,538)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued                                          --            --        54,067        53,415       495,839       472,038
  Shares Issued in Lieu of Cash
    Distributions                                        --            --         1,747         2,008        31,027        22,203
  Shares Redeemed                                        --            --       (33,101)      (27,356)     (121,409)     (219,115)
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net Increase (Decrease) from
      Capital Share Transactions                         --            --        22,713        28,067       405,457       275,126
                                                -----------   -----------   -----------   -----------   -----------   -----------
  Transactions in Interest:
    Contributions                                   547,508       962,613            --            --            --            --
    Withdrawals                                    (533,199)     (638,165)           --            --            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net Increase (Decrease)
      from Transactions in Interest                  14,309       324,448            --            --            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Total Increase (Decrease)                       377,440      (208,093)       40,071        10,606       772,853       100,726
NET ASSETS
  Beginning of Period                             2,623,557     2,831,650       101,407        90,801     1,737,809     1,637,083
                                                -----------   -----------   -----------   -----------   -----------   -----------
  End of Period                                 $ 3,000,997   $ 2,623,557   $   141,478   $   101,407   $ 2,510,662   $ 1,737,809
                                                ===========   ===========   ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                       N/A           N/A         7,604         6,922        36,572        34,223
    Shares Issued in Lieu of
     Cash Distributions                                                             250           268         2,270         1,587
    Shares Redeemed                                                              (4,572)       (3,447)       (9,461)      (15,622)
                                                                            -----------   -----------   -----------   -----------
                                                                                  3,282         3,743        29,381        20,188
                                                                            ===========   ===========   ===========   ===========

                                                        THE U.S.
                                                     SMALL XM VALUE
                                                        SERIES
                                                -------------------------
                                                   YEAR          YEAR
                                                  ENDED         ENDED
                                                 NOV. 30,      NOV. 30,
                                                   2003          2002
                                                -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $     4,044   $     8,461
  Net Realized Gain (Loss) on
    Investment Securities Sold                       64,047        78,733
  Net Realized Gain (Loss) on
    Futures                                              --            --
  Net Realized Gain (Loss) on
    Foreign Currency Transactions                        --            --
  Net Realized Gain (Loss) on
    Swap Contracts                                       --            --
Change in Unrealized
  Appreciation (Depreciation) of:
    Investment Securities and
      Foreign Currency                               41,676       (52,746)
    Futures                                              --            --
    Swap Contracts                                       --            --
Translation of Foreign Currency
  Denominated Amounts                                    --            --
                                                -----------   -----------
    Net Increase (Decrease)
      in Net Assets Resulting
      from Operations                               109,767        34,448
                                                -----------   -----------
Distributions From:
  Net Investment Income                              (2,339)       (8,942)
  Net Short-Term Gains                                   --       (22,145)
  Net Long-Term Gains                               (78,781)      (77,223)
                                                -----------   -----------
    Total Distributions                             (81,120)     (108,310)
                                                -----------   -----------
Capital Share Transactions (1):
  Shares Issued                                      58,299        95,791
  Shares Issued in Lieu of Cash
    Distributions                                    81,120       108,310
  Shares Redeemed                                  (793,214)     (118,874)
                                                -----------   -----------
    Net Increase (Decrease) from
      Capital Share Transactions                   (653,795)       85,227
                                                -----------   -----------
  Transactions in Interest:
    Contributions                                        --            --
    Withdrawals                                          --            --
                                                -----------   -----------
    Net Increase (Decrease)
      from Transactions in Interest                      --            --
                                                -----------   -----------
    Total Increase (Decrease)                      (625,148)       11,365
NET ASSETS
  Beginning of Period                               804,555       793,190
                                                -----------   -----------
  End of Period                                 $   179,407   $   804,555
                                                ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                     7,476        11,045
    Shares Issued in Lieu of
     Cash Distributions                              10,215        11,675
    Shares Redeemed                                 (90,343)      (11,806)
                                                -----------   -----------
                                                    (72,652)       10,914
                                                ===========   ===========

                 See accompanying Notes to Financial Statements.

                                                         THE U.S.                    THE U.S.                    THE U.S.
                                                      SMALL CAP VALUE               SMALL CAP                   MICRO CAP
                                                         SERIES                      SERIES                      SERIES
                                                -------------------------   -------------------------   -------------------------
                                                   YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
                                                  ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                 NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2003          2002          2003          2002          2003          2002
                                                -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $    25,250   $    22,276   $     8,625   $     7,934   $    13,103   $     9,644
  Net Realized Gain (Loss) on
  Investment Securities Sold                        354,502       229,965        11,512        59,084        57,916        22,950
  Net Realized Gain (Loss) on
  Foreign Currency Transactions                          --            --            --            --            --            --
  Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                            1,007,496      (183,665)      370,338      (149,677)      809,548       (84,089)
Translation of Foreign Currency
  Denominated Amounts                                    --            --            --            --            --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations                              1,387,248        68,576       390,475       (82,659)      880,567       (51,495)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Distributions From:
  Net Investment Income                             (26,137)      (23,105)       (8,820)       (8,137)      (12,775)      (10,835)
  Net Short-Term Gains                                   --       (27,939)           --        (4,872)           --            --
  Net Long-Term Gains                              (230,313)     (259,512)           --        (7,758)      (22,183)      (26,752)
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Total Distributions                            (256,450)     (310,556)       (8,820)      (20,767)      (34,958)      (37,587)
                                                -----------   -----------   -----------   -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued                                     469,039       623,660       397,476       348,458       339,392       240,196
  Shares Issued in Lieu of
    Cash Distributions                              252,312       306,400         8,584        20,303        34,293        34,724
  Shares Redeemed                                  (482,875)     (579,144)     (171,130)     (404,516)     (206,440)     (180,763)
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Net Increase (Decrease) from
      Capital Share Transac                         238,476       350,916       234,930       (35,755)      167,245        94,157
                                                -----------   -----------   -----------   -----------   -----------   -----------
    Total Increase (Decrease)                     1,369,274       108,936       616,585      (139,181)    1,012,854         5,075
NET ASSETS
    Beginning of Period                           3,148,780     3,039,844       851,901       991,082     1,611,189     1,606,114
                                                -----------   -----------   -----------   -----------   -----------   -----------
    End of Period                               $ 4,518,054   $ 3,148,780   $ 1,468,486   $   851,901   $ 2,624,043   $ 1,611,189
                                                ===========   ===========   ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                    29,244        40,382        34,898        31,359        43,658        31,917
    Shares Issued in Lieu of
      Cash Distributions                             17,959        19,724           658         1,875         4,472         4,658
    Shares Redeemed                                 (32,884)      (34,554)      (15,197)      (36,939)      (24,233)      (24,388)
                                                -----------   -----------   -----------   -----------   -----------   -----------
                                                     14,319        25,552        20,359        (3,705)       23,897        12,187
                                                ===========   ===========   ===========   ===========   ===========   ===========

                                                         THE DFA
                                                   INTERNATIONAL VALUE
                                                          SERIES
                                                -------------------------
                                                   YEAR          YEAR
                                                  ENDED         ENDED
                                                 NOV. 30,      NOV. 30,
                                                   2003          2002
                                                -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                  $    31,730   $    27,614
  Net Realized Gain (Loss) on
  Investment Securities Sold                         (3,540)        2,766
  Net Realized Gain (Loss) on
  Foreign Currency Transactions                         205           (42)
  Change in Unrealized
    Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                              379,196       (97,155)
Translation of Foreign Currency
  Denominated Amounts                                   114           202
                                                -----------   -----------
    Net Increase (Decrease) in
     Net Assets Resulting
     from Operations                                407,705       (66,615)
                                                -----------   -----------
Distributions From:
  Net Investment Income                             (30,082)      (29,420)
  Net Short-Term Gains                                   --          (340)
  Net Long-Term Gains                                (1,177)       (2,606)
                                                -----------   -----------
    Total Distributions                             (31,259)      (32,366)
                                                -----------   -----------
Capital Share Transactions (1):
  Shares Issued                                     542,740       354,850
  Shares Issued in Lieu of
    Cash Distributions                               31,258        32,365
  Shares Redeemed                                  (471,133)     (370,867)
                                                -----------   -----------
    Net Increase (Decrease) from
      Capital Share Transac                         102,865        16,348
                                                -----------   -----------
    Total Increase (Decrease)                       479,311       (82,633)
NET ASSETS
    Beginning of Period                           1,125,467     1,208,100
                                                -----------   -----------
    End of Period                               $ 1,604,778   $ 1,125,467
                                                ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                    53,795        36,168
    Shares Issued in Lieu of
      Cash Distributions                              2,986         3,202
    Shares Redeemed                                 (47,941)      (37,827)
                                                -----------   -----------
                                                      8,840         1,543
                                                ===========   ===========

                 See accompanying Notes to Financial Statements.

                                         THE JAPANESE             THE PACIFIC RIM         THE UNITED KINGDOM
                                         SMALL COMPANY             SMALL COMPANY             SMALL COMPANY
                                            SERIES                    SERIES                    SERIES
                                    ----------------------    ----------------------    ----------------------
                                       YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2003         2002         2003         2002         2003         2002
                                    ---------    ---------    ---------    ---------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)     $   3,245    $   2,638    $   4,147    $   5,077    $   3,789    $   3,080
   Net Realized Gain (Loss) on
    Investment Securities Sold        (18,120)      (5,702)        (436)        (624)      (1,016)         (74)
   Net Realized Gain (Loss) on
    Foreign Currency Transactions          54          140           18          (15)          30           79
   Change in Unrealized
   Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                101,101      (14,390)      56,281        5,451       42,580       (7,990)
Translation of Foreign Currency
   Denominated Amounts                     16           39            4           (3)           5            4
                                    ---------    ---------    ---------    ---------    ---------    ---------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations                  86,296      (17,275)      60,014        9,886       45,388       (4,901)
                                    ---------    ---------    ---------    ---------    ---------    ---------
Transactions in Interest:
   Contributions                       53,153       46,066       25,155       12,243       41,630       19,447
   Withdrawals                        (50,797)     (29,931)     (50,041)     (31,046)     (25,000)     (12,388)
                                    ---------    ---------    ---------    ---------    ---------    ---------
    Net Increase (Decrease) from
      Transactions in Interest          2,356       16,135      (24,886)     (18,803)      16,630        7,059
                                    ---------    ---------    ---------    ---------    ---------    ---------
    Total Increase (Decrease)          88,652       (1,140)      35,128       (8,917)      62,018        2,158
NET ASSETS
   Beginning of Period                195,047      196,187      121,637      130,554       98,899       96,741
                                    ---------    ---------    ---------    ---------    ---------    ---------
   End of Period                    $ 283,699    $ 195,047    $ 156,765    $ 121,637    $ 160,917    $  98,899
                                    =========    =========    =========    =========    =========    =========

                                        THE CONTINENTAL
                                         SMALL COMPANY
                                            SERIES
                                    ----------------------
                                       YEAR        YEAR
                                       ENDED       ENDED
                                     NOV. 30,    NOV. 30,
                                       2003        2002
                                    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)     $   7,753    $   5,452
   Net Realized Gain (Loss) on
    Investment Securities Sold         12,045        3,013
   Net Realized Gain (Loss) on
    Foreign Currency Transactions         315          134
   Change in Unrealized
   Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                120,867       (4,955)
Translation of Foreign Currency
   Denominated Amounts                     69          147
                                    ---------    ---------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations                 141,049        3,791
                                    ---------    ---------
Transactions in Interest:
   Contributions                       97,585       79,614
   Withdrawals                        (53,295)     (30,674)
                                    ---------    ---------
    Net Increase (Decrease) from
      Transactions in Interest         44,290       48,940
                                    ---------    ---------
    Total Increase (Decrease)         185,339       52,731
NET ASSETS
   Beginning of Period                263,068      210,337
                                    ---------    ---------
   End of Period                    $ 448,407    $ 263,068
                                    =========    =========

                 See accompanying Notes to Financial Statements.

                                                                      THE
                                              THE                    EMERGING                   THE DFA
                                       EMERGING MARKETS          MARKETS SMALL CAP          ONE-YEAR FIXED
                                            SERIES                    SERIES                 INCOME SERIES
                                    ----------------------    ----------------------    ----------------------
                                       YEAR         YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2003         2002         2003         2002         2003         2002
                                    ---------    ---------    ---------    ---------    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)     $   9,466    $   5,533    $   1,764    $     907   $   18,976    $  23,078
   Net Realized Gain (Loss) on
   Investment Securities Sold          (6,216)     (19,675)         332          936        9,741       12,636
   Net Realized Gain (Loss) on
   Foreign Currency Transactions         (283)        (308)        (143)         (69)          --           --
   Change in Unrealized
   Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                148,355       18,972       32,404        2,507       (6,678)      (4,316)
Translation of Foreign Currency
   Denominated Amounts                     10            4           --           --           --           --
Deferred Thailand Capital
   Gains Tax                           (1,826)        (865)        (720)        (219)          --           --
                                    ---------    ---------    ---------    ---------    ---------    ---------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations                 149,506        3,661       33,637        4,062       22,039       31,398
                                    ---------    ---------    ---------    ---------    ---------    ---------
Distributions From:
   Net Investment Income                   --           --           --           --      (19,710)     (23,290)
   Net Short-Term Gains                    --           --           --           --      (12,023)          --
   Net Long-Term Gains                     --           --           --           --          (10)          --
                                    ---------    ---------    ---------    ---------    ---------    ---------
    Total Distributions                    --           --           --           --      (31,743)     (23,290)
                                    ---------    ---------    ---------    ---------    ---------    ---------
Capital Share Transactions (1):
   Shares Issued                           --           --           --           --      715,785      323,647
   Shares Issued in Lieu of
    Cash Distributions                     --           --           --           --       29,506       21,688
   Shares Redeemed                         --           --                               (273,042)    (100,271)
                                    ---------    ---------    ---------    ---------    ---------    ---------
   Net Increase (Decrease) from
     Capital Share Transactions            --           --           --           --      472,249      245,064
                                    ---------    ---------    ---------    ---------    ---------    ---------
Transactions in Interest:
   Contributions                      156,160       74,308       36,904       11,664           --           --
   Withdrawals                        (41,298)     (42,496)      (1,126)      (2,084)          --           --
                                    ---------    ---------    ---------    ---------    ---------    ---------
    Net Increase (Decrease) from
      Transactions in Interest        114,862       31,812       35,778        9,580           --           --
                                    ---------    ---------    ---------    ---------    ---------    ---------
    Total Increase (Decrease)         264,368       35,473       69,415       13,642      462,545      253,172
NET ASSETS
   Beginning of Period                343,193      307,720       48,329       34,687      992,829      739,657
                                    ---------    ---------    ---------    ---------    ---------    ---------
   End of Period                    $ 607,561    $ 343,193    $ 117,744    $  48,329   $1,455,374   $ 992,829
                                    =========    =========    =========    =========    ==========   =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                          N/A          N/A          N/A          N/A       70,748       31,959
   Shares Issued in Lieu of
    Cash Distributions                                                                      2,926        2,145
   Shares Redeemed                                                                        (27,014)      (9,900)
                                                                                        ---------    ---------
                                                                                           46,660       24,204
                                                                                        =========    =========

                                           THE DFA
                                      TWO-YEAR GLOBAL
                                     FIXED INCOME SERIES
                                    ----------------------
                                       YEAR        YEAR
                                       ENDED       ENDED
                                     NOV. 30,    NOV. 30,
                                       2003        2002
                                    ---------    ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)    $   17,497    $  22,114
   Net Realized Gain (Loss) on
   Investment Securities Sold          13,434       11,140
   Net Realized Gain (Loss) on
   Foreign Currency Transactions         (298)        (992)
   Change in Unrealized
   Appreciation (Depreciation) of
    Investment Securities and
      Foreign Currency                 (9,932)        (975)
Translation of Foreign Currency
   Denominated Amounts                    306           26
Deferred Thailand Capital
   Gains Tax                               --           --
                                   ----------    ---------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Operations                  21,007       31,313
                                   ----------    ---------
Distributions From:
   Net Investment Income              (17,698)     (18,607)
   Net Short-Term Gains                    --           --
   Net Long-Term Gains                (10,965)          --
                                   ----------    ---------
    Total Distributions               (28,663)     (18,607)
                                   ----------    ---------
Capital Share Transactions (1):
   Shares Issued                      411,930      221,930
   Shares Issued in Lieu of
    Cash Distributions                 28,394       18,589
   Shares Redeemed                    (36,366)     (50,126)
                                   ----------    ---------
   Net Increase (Decrease) from
     Capital Share Transactions       403,958      190,393
                                   ----------    ---------
Transactions in Interest:
   Contributions                           --           --
   Withdrawals                             --           --
                                   ----------    ---------
    Net Increase (Decrease) from
      Transactions in Interest             --           --
                                   ----------    ---------
    Total Increase (Decrease)         396,302      203,099
NET ASSETS
   Beginning of Period                799,308      596,209
                                   ----------    ---------
   End of Period                   $1,195,610    $ 799,308
                                   ==========    =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued                       40,550       21,879
   Shares Issued in Lieu of
    Cash Distributions                  2,803        1,837
   Shares Redeemed                     (3,574)      (4,949)
                                   ----------    ---------
                                       39,779       18,767
                                   ==========    =========

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          THE U.S. LARGE COMPANY SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      N/A+            N/A+            N/A+            N/A+            N/A+

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             --              --              --              --              --
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                        --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                       --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
  Net Investment Income                                    --              --              --              --              --
  Net Realized Gains                                       --              --              --              --              --
  Return of Capital                                        --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            N/A+            N/A+            N/A+            N/A+            N/A+
=============================================================================================================================
Total Return                                            15.05%         (16.59)%        (12.30)%         (4.25)%         20.86%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 3,000,997     $ 2,623,557     $ 2,831,650     $ 3,138,812     $ 2,775,062
Ratio of Expenses to Average Net Assets                  0.05%           0.05%           0.05%           0.06%           0.06%
Ratio of Net Investment Income to Average Net
  Assets                                                 1.75%           1.53%           1.26%           1.12%           1.27%
Portfolio Turnover Rate                                     8%             11%              8%              8%              4%
-----------------------------------------------------------------------------------------------------------------------------

                                                                      THE ENHANCED U.S. LARGE COMPANY SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      6.97     $      8.41     $      9.92     $     13.03     $     12.95

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.15            0.18            0.44            1.18            1.06
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      0.93           (1.46)          (1.57)          (1.62)           1.34
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     1.08           (1.28)          (1.13)          (0.44)           2.40
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
  Net Investment Income                                 (0.11)          (0.16)          (0.06)          (1.30)          (1.02)
  Net Realized Gains                                       --              --              --           (1.37)          (1.30)
  Return of Capital                                        --              --           (0.32)             --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.11)          (0.16)          (0.38)          (2.67)          (2.32)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $      7.94     $      6.97     $      8.41     $      9.92     $     13.03
=============================================================================================================================
Total Return                                            15.71%         (15.34)%        (11.66)%         (4.64)%         20.55%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   141,478     $   101,407     $    90,801     $    89,927     $   102,171
Ratio of Expenses to Average Net Assets                  0.18%           0.18%           0.19%           0.19%           0.19%
Ratio of Net Investment Income to Average Net
  Assets                                                 1.44%           2.61%           4.37%           5.26%           4.55%
Portfolio Turnover Rate                                   138%            183%            122%             71%             82%
-----------------------------------------------------------------------------------------------------------------------------

N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership.

                 See accompanying Notes to Financial Statements.

                                                                          THE U.S. LARGE CAP VALUE SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     13.01     $     14.44     $     14.71     $     17.79     $     18.79

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.21            0.20            0.25            0.33            0.34
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      2.41           (1.43)           1.25            0.04            0.46
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     2.62           (1.23)           1.50            0.37            0.80
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.22)          (0.20)          (0.27)          (0.32)          (0.34)
  Net Realized Gains                                       --              --           (1.50)          (3.13)          (1.46)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.22)          (0.20)          (1.77)          (3.45)          (1.80)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     15.41     $     13.01     $     14.44     $     14.71     $     17.79
=============================================================================================================================
Total Return                                            20.34%          (8.64)%         10.97%           3.06%           4.64%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 2,510,662     $ 1,737,809     $ 1,637,083     $ 1,735,343     $ 1,788,082
Ratio of Expenses to Average Net Assets                  0.15%           0.15%           0.15%           0.16%           0.16%
Ratio of Net Investment Income to Average
  Net Assets                                             1.62%           1.49%           1.66%           2.20%           1.80%
Portfolio Turnover Rate                                     7%              9%              6%             26%             43%
-----------------------------------------------------------------------------------------------------------------------------

                                                                         THE U.S. SMALL XM VALUE SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                    NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      9.08     $     10.21     $      8.95     $      9.03     $      8.62

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.21            0.10            0.15            0.15            0.10
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      2.93            0.14            1.88            0.15            0.45
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     3.14            0.24            2.03            0.30            0.55
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.07)          (0.10)          (0.14)          (0.15)          (0.10)
  Net Realized Gains                                    (0.89)          (1.27)          (0.63)          (0.23)          (0.04)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.96)          (1.37)          (0.77)          (0.38)          (0.14)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     11.26     $      9.08     $     10.21     $      8.95     $      9.03
=============================================================================================================================
Total Return                                            38.88%           2.17%          24.10%           3.42%           6.39%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   179,407     $   804,555     $   793,190     $   801,368     $   360,336
Ratio of Expenses to Average Net Assets                  0.13%           0.13%           0.13%           0.13%           0.14%
Ratio of Net Investment Income to Average
  Net Assets                                             0.89%           1.04%           1.32%           2.03%           1.33%
Portfolio Turnover Rate                                    43%             34%              8%             26%             35%
-----------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                         THE U.S. SMALL CAP VALUE SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     15.04     $     16.54     $     16.47     $     17.16     $     17.26
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.12            0.11            0.15            0.16            0.14
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                          6.29            0.11            3.15            0.97            1.38
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     6.41            0.22            3.30            1.13            1.52
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.12)          (0.11)          (0.15)          (0.16)          (0.14)
  Net Realized Gains                                    (1.13)          (1.61)          (3.08)          (1.66)          (1.48)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (1.25)          (1.72)          (3.23)          (1.82)          (1.62)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     20.20     $     15.04     $     16.54     $     16.47     $     17.16
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                            46.31%           1.05%          23.86%           7.29%           9.78%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 4,518,054     $ 3,148,780     $ 3,039,844     $ 2,711,041     $ 2,692,473
Ratio of Expenses to Average Net Assets                  0.25%           0.25%           0.25%           0.25%           0.26%
Ratio of Net Investment Income to Average
  Net Assets                                             0.75%           0.70%           0.86%           0.92%           0.83%
Portfolio Turnover Rate                                    35%             30%             13%             32%             29%
-----------------------------------------------------------------------------------------------------------------------------

                                                                            THE U.S. SMALL CAP SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $      9.93     $     11.08     $     11.67     $     12.24     $     11.46
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.08            0.09            0.10            0.11            0.10
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                          3.92           (1.00)           1.24            0.65            1.83
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     4.00           (0.91)           1.34            0.76            1.93
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.09)          (0.10)          (0.10)          (0.11)          (0.11)
  Net Realized Gains                                       --           (0.14)          (1.83)          (1.22)          (1.04)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.09)          (0.24)          (1.93)          (1.33)          (1.15)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     13.84     $      9.93     $     11.08     $     11.67     $     12.24
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                            40.32%          (8.42)%         13.08%           6.48%          18.62%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,468,486     $   851,901     $   991,082     $   768,151     $   586,086
Ratio of Expenses to Average Net Assets                  0.08%           0.08%           0.08%           0.08%           0.09%
Ratio of Net Investment Income to Average
  Net Assets                                             0.84%           0.81%           0.94%           0.99%           0.89%
Portfolio Turnover Rate                                    16%             34%             13%             38%             29%
-----------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                             THE U.S. MICRO CAP SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
  of Period                                       $      7.11     $      7.50     $      8.19     $      9.55     $      8.86
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.05            0.04            0.07            0.07            0.07
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                            3.47           (0.25)           1.07            0.46            1.52
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     3.52           (0.21)           1.14            0.53            1.59
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.05)          (0.05)          (0.06)          (0.07)          (0.07)
  Net Realized Gains                                    (0.10)          (0.13)          (1.77)          (1.82)          (0.83)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.15)          (0.18)          (1.83)          (1.89)          (0.90)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.48     $      7.11     $      7.50     $      8.19     $      9.55
=============================================================================================================================
Total Return                                            50.34%          (2.96)%         17.66%           5.82%          20.06%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (thousands)                              $ 2,624,043     $ 1,611,189     $ 1,616,114     $ 1,443,726     $ 1,323,023
Ratio of Expenses to Average
  Net Assets                                             0.15%           0.15%           0.15%           0.15%           0.16%
Ratio of Net Investment Income
  to Average Net Assets                                  0.68%           0.58%           0.88%           0.76%           0.76%
Portfolio Turnover Rate                                    19%             19%             14%             37%             23%
-----------------------------------------------------------------------------------------------------------------------------

                                                                      THE DFA INTERNATIONAL VALUE SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
  of Period                                       $      9.33     $     10.15     $     12.07     $     13.18     $     11.95
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.27            0.24            0.27            0.27            0.28
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                            3.06           (0.78)          (1.49)          (0.31)           1.29
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     3.33           (0.54)          (1.22)          (0.04)           1.57
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.25)          (0.25)          (0.27)          (0.26)          (0.31)
  Net Realized Gains                                    (0.01)          (0.03)          (0.43)          (0.81)          (0.03)
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.26)          (0.28)          (0.70)          (1.07)          (0.34)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     12.40     $      9.33     $     10.15     $     12.07     $     13.18
=============================================================================================================================
Total Return                                            36.24%          (5.53)%        (10.75)%         (0.51)%         13.27%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (thousands)                              $ 1,604,778     $ 1,125,467     $ 1,208,100     $ 1,553,481     $ 1,660,377
Ratio of Expenses to Average
  Net Assets                                             0.30%           0.30%           0.29%           0.29%           0.29%
Ratio of Net Investment Income
  to Average Net Assets                                  2.61%           2.36%           2.32%           2.13%           2.17%
Portfolio Turnover Rate                                    14%             18%              6%              9%              6%
-----------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                                                                       THE JAPANESE SMALL COMPANY SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      N/A+            N/A+            N/A+            N/A+            N/A+
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             --              --              --              --              --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                              --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                       --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    --              --              --              --              --
  Net Realized Gains                                       --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            N/A+            N/A+            N/A+            N/A+            N/A+
=============================================================================================================================
Total Return                                            47.87%          (9.62)%        (13.51)%         (9.93)%         33.83%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   283,699     $   195,047     $   196,187     $   196,118     $   202,676
Ratio of Expenses to Average Net Assets                  0.28%           0.27%           0.28%           0.27%           0.28%
Ratio of Net Investment Income to Average Net
  Assets                                                 1.41%           1.26%           1.41%           1.38%           1.10%
Portfolio Turnover Rate                                    16%              5%              9%              6%              6%
-----------------------------------------------------------------------------------------------------------------------------

                                                                       THE PACIFIC RIM SMALL COMPANY SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      N/A+            N/A+            N/A+            N/A+            N/A+
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             --              --              --              --              --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                              --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                       --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    --              --              --              --              --
  Net Realized Gains                                       --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            N/A+            N/A+            N/A+            N/A+            N/A+
=============================================================================================================================
Total Return                                            61.47%           7.28%           2.84%         (10.99)%         54.81%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   156,765     $   121,637     $   130,554     $   131,888     $   183,759
Ratio of Expenses to Average Net Assets                  0.31%           0.32%           0.28%           0.29%           0.48%
Ratio of Net Investment Income to Average Net
  Assets                                                 3.35%           3.77%           3.69%           4.10%           2.95%
Portfolio Turnover Rate                                    15%             26%             10%              7%             34%
-----------------------------------------------------------------------------------------------------------------------------

N/A+ Not applicable as The Japanese Small Company Series and The Pacific Rim
     Small Company Series are organized as Partnerships.

                 See accompanying Notes to Financial Statements.

                                                                     THE UNITED KINGDOM SMALL COMPANY SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      N/A+            N/A+            N/A+            N/A+            N/A+
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             --              --              --              --              --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                            --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                       --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    --              --              --              --              --
  Net Realized Gains                                       --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            N/A+            N/A+            N/A+            N/A+            N/A+
=============================================================================================================================
Total Return                                            44.65%          (4.67)%         (4.89)%         (6.18)%         36.75%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   160,917     $    98,899     $    96,741     $   109,806     $   132,127
Ratio of Expenses to Average Net Assets                  0.26%           0.26%           0.27%           0.26%           0.26%
Ratio of Net Investment Income to Average Net
  Assets                                                 3.25%           3.03%           2.86%           3.06%           3.55%
Portfolio Turnover Rate                                     7%              6%             14%             11%              5%
-----------------------------------------------------------------------------------------------------------------------------

                                                                       THE CONTINENTAL SMALL COMPANY SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      N/A+            N/A+            N/A+            N/A+            N/A+
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             --              --              --              --              --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                            --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                       --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    --              --              --              --              --
  Net Realized Gains                                       --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            N/A+            N/A+            N/A+            N/A+           N/A+
=============================================================================================================================
Total Return                                            52.86%           3.22%          (5.43)%          2.67%          (5.89)%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   448,407     $   263,068     $   210,337     $   226,724     $   252,368
Ratio of Expenses to Average Net Assets                  0.30%           0.31%           0.30%           0.28%           0.27%
Ratio of Net Investment Income to Average Net
  Assets                                                 2.49%           2.22%           2.73%           2.36%           1.92%
Portfolio Turnover Rate                                    11%             12%             12%              9%             11%
-----------------------------------------------------------------------------------------------------------------------------

N/A+ Not applicable as The United Kingdom Small Company Series and The
     Continental Small Company Series are organized as Partnerships.

                 See accompanying Notes to Financial Statements.

                                                                             THE EMERGING MARKETS SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      N/A+            N/A+            N/A+            N/A+            N/A+
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             --              --              --              --              --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                            --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                       --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    --              --              --              --              --
  Net Realized Gains                                       --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            N/A+            N/A+            N/A+            N/A+            N/A+
=============================================================================================================================
Total Return                                            39.67%           2.10%          (8.54)%        (22.30)%         53.78%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   607,561     $   343,193     $   307,720     $   296,726     $   344,175
Ratio of Expenses to Average Net Assets                  0.34%           0.34%           0.46%           0.46%           0.46%
Ratio of Net Investment Income to Average Net
  Assets                                                 2.23%           1.64%           1.94%           1.33%           1.34%
Portfolio Turnover Rate                                     1%              8%              6%             12%             16%
-----------------------------------------------------------------------------------------------------------------------------

                                                                       THE EMERGING MARKETS SMALL CAP SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      N/A+            N/A+            N/A+            N/A+            N/A+
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                             --              --              --              --              --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                            --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                       --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                    --              --              --              --              --
  Net Realized Gains                                       --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                    --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            N/A+            N/A+            N/A+            N/A+            N/A+
=============================================================================================================================
Total Return                                            52.80%          13.07%          (9.55)%        (23.28)%         71.45%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $   117,744     $    48,379     $    34,687     $    32,572     $    39,848
Ratio of Expenses to Average Net Assets                  0.54%           0.51%           0.63%           0.66%           0.68%
Ratio of Net Investment Income to Average Net
  Assets                                                 2.44%           2.03%           2.17%           1.69%           1.82%
Portfolio Turnover Rate                                     6%             16%             14%             20%             24%
-----------------------------------------------------------------------------------------------------------------------------

N/A+ Not applicable as The Emerging Markets Series and The Emerging Markets
     Small Cap Series are organized as a partnerships.

                 See accompanying Notes to Financial Statements.

                                                                       THE DFA ONE-YEAR FIXED INCOME SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     10.19     $     10.11     $     10.01     $      9.97     $     10.02
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.15            0.27            0.49            0.60            0.52
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                      0.04            0.09            0.13            0.04           (0.05)
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     0.19            0.36            0.62            0.64            0.47
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.16)          (0.28)          (0.52)          (0.60)          (0.52)
  Net Realized Gains                                    (0.12)             --              --              --              --
  Return of Capital                                        --              --              --              --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.28)          (0.28)          (0.52)          (0.60)          (0.52)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.10     $     10.19     $     10.11     $     10.01     $      9.97
=============================================================================================================================
Total Return                                             1.95%           3.57%           6.33%           6.63%           4.83%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,455,374     $   992,829     $   739,657     $   841,506     $   821,548
Ratio of Expenses to Average Net Assets                  0.09%           0.09%           0.09%           0.09%           0.09%
Ratio of Net Investment Income to Average Net
  Assets                                                 1.51%           2.65%           4.89%           6.07%           5.19%
Portfolio Turnover Rate                                   143%            154%             55%             35%             58%
-----------------------------------------------------------------------------------------------------------------------------

                                                                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                                  ---------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $     10.22     $     10.03     $      9.70     $     10.11     $     10.21
                                                  -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                           0.25            0.30            0.44            0.84            0.45
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                     (0.01)           0.16            0.22           (0.23)           0.03
                                                  -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                     0.24            0.46            0.66            0.61            0.48
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                 (0.19)          (0.27)          (0.14)          (1.02)          (0.57)
  Net Realized Gains                                    (0.14)             --              --              --           (0.01)
  Return of Capital                                        --              --           (0.19)             --              --
                                                  -----------     -----------     -----------     -----------     -----------
    Total Distributions                                 (0.33)          (0.27)          (0.33)          (1.02)          (0.58)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $     10.13     $     10.22     $     10.03     $      9.70     $     10.11
=============================================================================================================================
Total Return                                             2.36%           4.60%           6.91%           6.30%           4.84%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)             $ 1,195,610     $   799,308     $   596,209     $   518,518     $   531,514
Ratio of Expenses to Average Net Assets                  0.13%           0.14%           0.15%           0.15%           0.15%
Ratio of Net Investment Income to Average Net
  Assets                                                 1.78%           3.20%           4.54%           5.03%           4.45%
Portfolio Turnover Rate                                   144%            138%            113%             73%             78%
-----------------------------------------------------------------------------------------------------------------------------

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2003, the Trust consisted of twenty-five investment portfolios, of which sixteen are included in this report, (collectively, the "Series") (five are presented in separate reports, and four have not yet commenced operations):

The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small XM Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series
(the "Domestic Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
(the "International Equity Portfolios")

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values securities at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued at the mean between the most recent quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of these securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

      The International Equity Portfolios value their investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments.

      2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Seriesalso enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

      The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

      3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

      4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

      The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          The U.S. Large Company Series                  0.025 of 1%
          The Enhanced U.S. Large Company Series          0.05 of 1%
          The U.S. Large Cap Value Series                 0.10 of 1%
          The U.S. Small XM Value Series                  0.10 of 1%
          The U.S. Small Cap Value Series                 0.20 of 1%
          The U.S. Small Cap Series                       0.03 of 1%
          The U.S. Micro Cap Series                       0.10 of 1%
          The DFA International Value Series              0.20 of 1%
          The Japanese Small Company Series               0.10 of 1%
          The Pacific Rim Small Company Series            0.10 of 1%
          The United Kingdom Small Company Series         0.10 of 1%
          The Continental Small Company Series            0.10 of 1%
          The Emerging Markets Series                     0.10 of 1%
          The Emerging Markets Small Cap Series           0.20 of 1%
          The DFA One-Year Fixed Income Series            0.05 of 1%
          The DFA Two-Year Global Fixed Income Series     0.05 of 1%

      Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

      At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

          The U.S. Large Company Series                 $    38,976
          The Enhanced U.S. Large Company Series              1,798
          The U.S. Large Cap Value Series                    28,646
          The U.S. Small XM Value Series                      8,044
          The U.S. Small Cap Value Series                    49,524
          The U.S. Small Cap Series                          15,082
          The U.S. Micro Cap Series                          28,448
          The DFA International Value Series                 17,973
          The Japanese Small Company Series                   3,387
          The Pacific Rim Small Company Series                1,828
          The United Kingdom Small Company Series             1,709
          The Continental Small Company Series                4,540
          The Emerging Markets Series                         6,174
          The Emerging Markets Small Cap Series               1,036
          The DFA One-Year Fixed Income Series               18,789
          The DFA Two-Year Global Fixed Income Series        14,626

E. PURCHASE AND SALES OF SECURITIES:

      For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                 U.S. GOVERNMENT         OTHER INVESTMENT
                                                    SECURITIES              SECURITIES
                                              ---------------------   -----------------------
                                              PURCHASES     SALES     PURCHASES      SALES
                                              ---------   ---------   ----------   ----------
The U.S. Large Company Series                        --          --   $  277,992   $  209,469
The Enhanced U.S. Large Company Series        $  29,813   $  35,212       88,962       59,545
The U.S. Large Cap Value Series                      --          --      526,814      127,799
The U.S. Small XM Value Series                       --          --      205,530      920,945
The U.S. Small Cap Value Series                      --          --    1,169,617    1,164,067
The U.S. Small Cap Series                            --          --      389,381      160,076
The U.S. Micro Cap Series                            --          --      491,496      360,705
The DFA International Value Series                   --          --      275,257      170,331
The Japanese Small Company Series                    --          --       38,938       35,111
The Pacific Rim Small Company Series                 --          --       18,448       36,918
The United Kingdom Small Company Series              --          --       30,044        8,326
The Continental Small Company Series                 --          --       90,324       33,179
The Emerging Markets Series                          --          --      127,960        3,994
The Emerging Markets Small Cap Series                --          --       36,141        4,260
The DFA One-Year Fixed Income Series            594,089     563,081      702,873      438,106
The DFA Two-Year Global Fixed Income Series     871,085     814,297      899,031      531,162

F.  FEDERAL INCOME TAXES:

      It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

      For each of the Series except The Enhanced U.S. Large Company Series, the components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets. The Enhanced U.S. Large Company Series had unrealized gains on open futures contracts of $6,878,338 which is required to be treated as a realized gain for tax purposes.

      The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

      The U.S. Small XM Value Series used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year ended November 30, 2003 as distributions of net investment income and realized capital gains. Accordingly, the Series has reclassified the following amounts from undistributed net investment income and accumulated net realized gains to paid in capital:

          Accumulated Net Investment Income                $  2,404,298
          Accumulated Net Realized Gain/Loss                 29,842,733

      During the year ended November 30, 2003, the following Series' realized net foreign currency gains (losses), which increased (decreased) distributable net income for tax purposes; accordingly such gains (losses) have been reclassified from accumulated net realized gains (losses) to accumulated net investment income (loss).

          The DFA International Value Series               $  205,083
          The DFA Two-Year Global Fixed Income Series        (297,926)

      At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                APPRECIATION       DEPRECIATION         NET
                                              ----------------   ----------------    ----------
The U.S. Large Company Series                 $        692,670   $       (340,241)   $  352,429
The Enhanced U.S. Large Company Series                      94               (344)         (250)
The U.S. Large Cap Value Series                        501,726           (158,963)      342,763
The U.S. Small XM Value Series                          23,314            (32,202)       (8,888)
The U.S. Small Cap Value Series                      1,253,982           (434,817)      819,165
The U.S. Small Cap Series                              367,666           (183,924)      183,742
The U.S. Micro Cap Series                            1,032,902           (277,303)      755,599
The DFA International Value Series                     377,031           (147,998)      229,033
The Japanese Small Company Series                       27,406           (163,054)     (135,648)
The Pacific Rim Small Company Series                    37,402            (52,994)      (15,592)
The United Kingdom Small Company Series                 60,761            (21,014)       39,747
The Continental Small Company Series                   152,374            (30,047)      122,327
The Emerging Markets Series                            170,978            (73,288)       97,690
The Emerging Markets Small Cap Series                   32,941            (14,676)       18,265
The DFA One-Year Fixed Income Series                       332             (3,147)       (2,815)
The DFA Two-Year Global Fixed Income Series                997             (4,715)       (3,718)

      For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                    EXPIRES ON NOVEMBER 30,
                                                    -----------------------
                                           2009       2010          2011        TOTAL
                                         --------   ----------   ----------   ---------
The Enhanced U.S. Large Company Series   $  8,223   $   18,527           --   $  26,750
The U.S. Large Cap Value Series            11,185       21,142   $   48,335      80,662
The DFA International Value Series             --           --        3,507       3,507

      During the year ended November 30, 2003, The Enhanced U.S. Large Company Series and The U.S. Small Cap Series each utilized prior year capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amounts of $19,769,000 and $12,545,000, respectively.

      Certain of the DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies of $3,502,361 and $7,718,955 respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

      During the year ended November 30, 2003, the U.S. Small XM Value Series realized approximately $13,789,000 of net capital gains resulting from in-kind redemption in which shareholders of the Series elected to exchange shares of the Series for securities, rather than cash. Because such gains are not taxable to the Series, and are not distributed to shareholders, they have been properly reclassed from accumulated net realized gains to paid-in-capital.

G.  COMPONENTS OF NET ASSETS:

      At November 30, 2003, net assets consisted of (amounts in thousands):

                                           ACCUMULATED                  ACCUMULATED
                                              NET                       NET REALIZED
                                           INVESTMENT    ACCUMULATED     FOREIGN
                               PAID-IN       INCOME      NET REALIZED    EXCHANGE
                               CAPITAL       (LOSS)      GAIN (LOSS)    GAIN (LOSS)
                              ----------   -----------   ------------   ------------
The Enhanced U.S. Large
  Company Series              $  167,927   $       240   $    (33,627)            --
The U.S. Large Cap Value
  Series                       2,246,856         1,705        (80,806)            --
The U.S. Small XM Value
  Series                         167,938            54         20,159             --
The U.S. Small Cap Value
  Series                       3,341,610           832        353,895             --
The U.S. Small Cap
  Series                       1,283,918           193         (3,050)            --
The U.S. Micro Cap
  Series                       1,810,664           587         55,948             --
The DFA International Value
  Series                       1,374,522           771         (3,675)  $        205
The DFA One-Year Fixed
  Income Series                1,447,432         1,024          9,733             --
The DFA Two-Year Global
  Fixed Income Series          1,183,529         2,694         13,403           (298)

                                UNREALIZED
                               APPRECIATION
                             (DEPRECIATION) OF
                                FUTURES, SWAP     UNREALIZED
                                 CONTRACTS,       NET FOREIGN
                                 INVESTMENT         EXCHANGE                 NUMBER OF
                               SECURITIES AND        GAIN       TOTAL NET      SHARES
                              FOREIGN CURRENCY      (LOSS)        ASSETS     AUTHORIZED
                              -----------------   -----------   ----------   ----------
The Enhanced U.S. Large
  Company Series              $           6,938            --   $  141,478    Unlimited
The U.S. Large Cap Value
  Series                                342,907            --    2,510,662    Unlimited
The U.S. Small XM Value
  Series                                 (8,744)           --      179,407    Unlimited
The U.S. Small Cap Value
  Series                                821,717            --    4,518,054    Unlimited
The U.S. Small Cap
  Series                                187,425            --    1,468,486    Unlimited
The U.S. Micro Cap
  Series                                756,844            --    2,624,043    Unlimited
The DFA International Value
  Series                                232,755   $       200    1,604,778    Unlimited
The DFA One-Year Fixed
  Income Series                          (2,815)           --    1,455,374    Unlimited
The DFA Two-Year Global
  Fixed Income Series                    (3,718)           --    1,195,610    Unlimited

H.  FINANCIAL INSTRUMENTS:

      In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

      1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

      2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2003, there were no outstanding forward foreign currency contracts.

      Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

      3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

      4. FUTURES CONTRACTS: During the year ended November 30, 2003, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      At November 30, 2003, "Large Company" had outstanding 259 long futures contracts on the S&P 500 Index, all of which expire on December 19, 2003. The value of such contracts on November 30, 2003 was $68,492,550, which resulted in an unrealized gain of $2,241,326.

      At November 30, 2003, "Enhanced" had outstanding 434 long futures contracts on the S&P 500 Index which expire on December 19, 2003. The value of the December contracts on November 30, 2003 was $114,771,300, which resulted in an unrealized gain of $6,878,338.

      Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

      5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized gain or loss, which will then be recorded as realized.

      At November 30, 2003, Enhanced had an outstanding equity index swap with Morgan Stanley dated October 20, 2003 (which represents approximately 18.5% of the net assets of Enhanced), terminating on April 15, 2004. The notional value of the swap was $26,169,000 and Enhanced had recorded net unrealized appreciation of $309,427, owed to Enhanced as of November 30, 2003. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.08% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

      Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of the Series.

I.  LINE OF CREDIT:

      The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the year ended November 30, 2003, borrowings under the line were as follows:

                                    WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                     AVERAGE         AVERAGE        DAYS       EXPENSE    BORROWED DURING
                                  INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                                  -------------   ------------   -----------   --------   ---------------
The U.S. Large Cap Value Series        2.02%      $  5,536,333        6        $  1,862   $    13,752,000
The U.S. Small Cap Series              1.81%           217,000        1              11           217,000
The U.S. Small XM Value Series         1.75%         1,157,500        2             113         1,333,000

      There were no outstanding borrowings under the line of credit at November 30, 2003.

      The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Trust under the line of credit during the year ended November 30, 2003.

J.  SECURITIES LENDING:

      As of November 30, 2003, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNC Bank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

      Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2003, the results of each of their operations, for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

      Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

      Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

      The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

      Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

      The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

  NAME, AGE, POSITION                                PORTFOLIOS WITHIN THE
     WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS             LENGTH OF SERVICE           OVERSEEN                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                     DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides    DFAITC - since 1993     90 portfolios in 4       Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG     DFAIDG - since 1983     investment companies     Business, University of Chicago.
and DEM.                    DIG - since 1993
Trustee of DFAITC.          DEM - since 1994
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould               DFAITC - since 1993     90 portfolios in 4       Steven G. Rothmeier Distinguished Service Professor of
Director of DFAIDG, DIG     DFAIDG - since 1986     investment companies     Economics, Graduate School of Business, University of
and DEM.                    DIG - since 1993                                 Chicago. Senior Vice-President, Lexecon Inc.
Trustee of DFAITC.          DEM - since 1994                                 (economics, law, strategy and finance consulting).
1101 E. 58th Street                                                          Formerly, President, Cardean University (division of
Chicago, IL 60637                                                            UNext.com). Member of the Boards of Milwaukee
Date of Birth: 1/19/39                                                       Mutual Insurance Company and UNext.com. Formerly,
                                                                             Trustee, First Prairie Funds (registered investment
                                                                             company). Trustee, Harbor Fund (registered investment
                                                                             company) (13 Portfolios).

  NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND          TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS             LENGTH OF SERVICE           OVERSEEN                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson           DFAITC - since 1993     90 portfolios in 4       Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG     DFAIDG - since 1981     investment companies     Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                    DIG - since 1993                                 (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.          DEM - since 1994                                 Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                    consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                              (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                                Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton            DFA ITC - since 2003    90 portfolios in 4       John and Natty McArthur University Professor, Graduate
Harvard Business School     DFA IDG - since 2003    investment companies     School of Business Administration, Harvard University
397 Morgan Hall             DFA DIG - since 2003                             (since 1998). George Fisher Baker Professor of
Soldiers Field              DEM - since 2003                                 Business Administration, Graduate School of Business
Boston, MA 02163                                                             Administration, Harvard University (1988-1998),
Date of Birth: 7/31/44                                                       Co-founder, Chief Science Officer, Integrated Finance
                                                                             Limited (since 2002). Formerly, Partner, Long-Term
                                                                             Capital Management.

Myron S. Scholes            DFAITC - since 1993     90 portfolios in 4       Frank E. Buck Professor Emeritus of Finance, Stanford
Director of DFAIDG, DIG     DFAIDG - since 1981     investment companies     University. Partner, Oak Hill Capital Management.
and DEM.                    DIG - since 1993                                 Chairman, Oak Hill Platinum Partners. Director,
Trustee of DFAITC.          DEM - since 1994                                 Chicago Mercantile Exchange. Consultant, Arbor
Oak Hill Capital                                                             Investors. Formerly, Director, Smith Breeden Family
Management, Inc.                                                             of Funds and Partner, Long-Term Capital Management.
2775 Sand Hill Rd.                                                           Director, American Century Fund Complex (registered
Suite 220                                                                    investment companies) (35 Portfolios).
Menlo Park, CA 94025
Date of Birth: 7/01/41

Abbie J. Smith              DFAITC - since 2000     90 portfolios in 4       Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG     DFAIDG - since 2000     investment companies     Graduate School of Business, University of Chicago,
and DEM.                    DIG - since 2000                                 Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.          DEM - since 2000                                 School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of                                                           (office furniture) and Director, Ryder System Inc.
Business                                                                     (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                INTERESTED TRUSTEES/DIRECTORS**

David G. Booth              DFAITC - since 1993     90 portfolios in 4       Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief   DFAIDG - since 1981     investment companies     Investment Officer and President of Dimensional Fund
Executive Officer, Chief    DIG - since 1992                                 Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and      DEM - since 1994                                 DEM. Chairman, Trustee, Chief Executive Officer, Chief
President of DFAIDG, DIG                                                     Investment Officer and President of DFAITC. Director
and DEM. Chairman,                                                           and Chief Investment Officer of Dimensional Fund
Trustee, Chief Executive                                                     Advisors Ltd. Director, Chief Executive Officer, Chief
Officer, Chief Investment                                                    Investment Officer and President of DFA Australia Ltd.
Officer and President of                                                     Director of Dimensional Funds PLC. Chairman, Director,
DFAITC.                                                                      Chief Executive Officer and Chief Investment Officer of
1299 Ocean Avenue                                                            Dimensional Fund Advisors Canada Inc. (All Chief
Santa Monica, CA 90401                                                       Investment Officer positions held starting 1/1/2003
Date of Birth: 12/02/46                                                      except for Dimensional Fund Advisors Canada Inc.,
                                                                             which was from 6/17/2003.)

                                                                             Limited Partner, Oak Hill Partners. Director,
                                                                             University of Chicago Business School. Formerly,
                                                                             Director, SA Funds (registered investment company).
                                                                             Formerly Director, Assante Corporation (investment
                                                                             management) (until 2002).

  NAME, AGE, POSITION                               PORTFOLIOS WITHIN THE
     WITH THE FUND          TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS             LENGTH OF SERVICE           OVERSEEN                OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*         DFAITC - since 1993     90 portfolios in 4       Chairman, Director and Chief Investment Officer of
Chairman and Director of    DFAIDG - since 1981     investment companies     Dimensional Fund Advisors Inc., DFA Securities Inc.,
DFAIDG, DIG and DEM.        DIG - since 1992                                 DFAIDG, DIG and DEM. Chairman, Trustee and Chief
Trustee and Chairman of     DEM - since 1994                                 Investment Officer of DFAITC. Director and President of
DFAITC.                                                                      Dimensional Fund Advisors Ltd. Director and Chief
1299 Ocean Avenue                                                            Investment Officer of DFA Australia Ltd. Director of
Santa Monica, CA 90401                                                       Dimensional Funds PLC and Dimensional Fund
Date of Birth: 9/07/44                                                       Advisors Canada Inc. (Chief Investment Officer
                                                                             positions held through 1/1/2003)

                                                                             Trustee, St. Louis University. Life Trustee and Member
                                                                             of Investment Committee, DePaul University. Director,
                                                                             The German St. Vincent Orphan Home. Member of
                                                                             Investment Committee, Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

 *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons, "as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

      The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
          AND ADDRESS                    SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                        Since 1993      Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                        Since 2001      Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                            Dimensional Fund Advisors Canada Inc. Prior to April 2001, legal counsel
Secretary                                               for Dimensional (since March 2000). Associate, Jones, Day, Reavis & Pogue
Date of Birth: 1/24/67                                  from October 1991 to February 2000.

Truman A. Clark                         Since 1996      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd.
Date of Birth: 4/08/41

James L. Davis                          Since 1999      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. Formerly at Kansas State University, Arthur Andersen & Co., and
Date of Birth: 11/29/56                                 Phillips Petroleum Co.

Robert T. Deere                         Since 1994      Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                      Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. Prior to April 2001, marketing supervisor and marketing coordinator for
Date of Birth: 3/18/70                                  Dimensional.

Richard A. Eustice                      Since 1998      Vice President and Assistant Secretary of all the DFA Entities, except
Vice President and Assistant                            Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                     Since 1993      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                       Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. and DFA Australia Limited. Prior to December 2001, Portfolio
Date of Birth: 10/28/70                                 Manager.

Glenn S. Freed                          Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. and DFA Australia Limited. Formerly, Professor and Associate Dean of
Date of Birth: 11/24/61                                 the Leventhal School of Accounting (September 1998 to August 2001) and
                                                        Academic Director Master of Business Taxation Program (June 1996 to
                                                        August 2001) at the University of Southern California Marshall School of
                                                        Business.

Henry F. Gray                           Since 2000      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                    Since 1997      Vice President, Controller and Assistant Treasurer of all the DFA Entities.
Vice President, Controller and
Assistant Treasurer
Date of Birth: 1/22/61

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
          AND ADDRESS                   SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Patrick Keating                         Since 2003      Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                          Inc. Formerly, Director, President and Chief Executive Officer, Assante
Date of Birth: 12/21/54                                 Asset Management, Inc. (October 2000 to December 2002); Director, Assante
                                                        Capital Management (October 2000 to December 2002); President and Chief
                                                        Executive Officer, Assante Capital Management (October 2000 to April 2001);
                                                        Executive Vice President, Assante Corporation (May 2001 to December 2002);
                                                        Director, Assante Asset Management Ltd. (September 1997 to December 2002);
                                                        President and Chief Executive Officer, Assante Asset Management Ltd.
                                                        (September 1998 to May 2001); Executive Vice President, Loring Ward
                                                        (financial services company) (January 1996 to September 1998)

Stephen P. Manus                        Since 1997      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd.
Date of Birth: 12/26/50

David M. New                            Since 2003      Vice President of all the DFA Entities and Client Service Manager prior to
Vice President                                          becoming a Vice President; Director of Research, Wurts and Associates
Date of Birth: 02/09/60                                 (investment consulting firm) from December 2000 to June 2002; and President,
                                                        Kobe Investment Research from August 1999 to November 2000.

Catherine L. Newell                     Since 2000      Vice President and Secretary of all the DFA Entities and Dimensional Fund
Vice President and Secretary                            Advisors Canada Inc., except DFA Australia Limited, for which she is Vice
Date of Birth: 5/07/64                                  President and Assistant Secretary. Director, Dimensional Funds PLC.  Vice
                                                        President and Assistant Secretary of all DFA Entities (1997-2000).

David A. Plecha                         Since 1993      Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                      Since 2002      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. and DFA Australia Limited.  Research Associate for Dimensional Fund
Date of Birth: 1/28/67                                  Advisors Inc. (June 2000 to April 2002).  Research scientist (August 1998 to June 2000) and Faculty-Postdoctural Fellow (August 1997 to August
                                                        1998), California Institute of Technology.

Michael T. Scardina                     Since 1993      Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                         Entities and Dimensional Fund Advisors Canada Inc. Director, Dimensional
Officer and Treasurer                                   Funds, PLC.
Date of Birth: 10/12/55

David E. Schneider                      Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. and DFA Australia Limited. Prior to 2001 and currently, Regional
Santa Monica, CA                                        Director of Dimensional Fund Advisors Inc.
Date of Birth: 1/26/46

John C. Siciliano                       Since 2001      Vice President of all the DFA Entities.  Director, Dimensional Funds PLC.
Vice President                                          Managing Principal, Payden & Rygel Investment Counsel from April 1998
Santa Monica, CA                                        through December 2000.
Date of Birth: 8/24/54

Jeanne C. Sinquefield, Ph.D.*           Since 1988      Executive Vice President of all the DFA Entities. Vice President of
Executive Vice President                                Dimensional Fund Advisor Canada Inc.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                          Since 2000      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. Prior to July 2000, Portfolio Manager.
Santa Monica, CA
Date of Birth: 6/08/63

                                    TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND     AND LENGTH OF
           AND ADDRESS                  SERVICE                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Karen E. Umland                         Since 1997      Vice President of all the DFA Entities and Dimensional Fund Advisors Canada
Vice President                                          Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                    Since 1997      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                       Since 2001      Vice President of all the DFA Entities, except Dimensional Fund Advisors
Vice President                                          Ltd. and DFA Australia Limited. President of Dimensional Fund Advisors
Santa Monica, CA                                        Canada Inc. Prior to 2001 and currently, Director of Financial Advisors
Date of Birth: 3/03/45                                  Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

================================================================================

                      DFA Investment Dimensions Group Inc.

                   Tax-Managed U.S. Marketwide Value Portfolio

                        Tax-Managed U.S. Equity Portfolio

                   Tax-Managed U.S. Small Cap Value Portfolio

                      Tax-Managed U.S. Small Cap Portfolio

                  Tax-Managed DFA International Value Portfolio


                                  Annual Report


                          Year Ended November 30, 2003

================================================================================

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                        ------
DFA INVESTMENT DIMENSIONS GROUP INC.

Performance Charts                                                          1

Management's Discussion and Analysis                                        3

Schedules of Investments                                                    7
     Tax-Managed U.S. Marketwide Value Portfolio                            7
     Tax-Managed U.S. Equity Portfolio                                      7
     Tax-Managed U.S. Small Cap Value Portfolio                             8
     Tax-Managed U.S. Small Cap Portfolio                                  24
     Tax-Managed DFA International Value Portfolio                         50

Statements of Assets and Liabilities                                       59

Statements of Operations                                                   60

Statements of Changes in Net Assets                                        62

Financial Highlights                                                       64

Notes to Financial Statements                                              67

Report of Independent Certified Public Accountants                         73

THE DFA INVESTMENT TRUST COMPANY

Performance Charts                                                         74

Schedules of Investments
     The Tax-Managed U.S. Marketwide Value Series                          75
     The Tax-Managed U.S. Equity Series                                    89

Statements of Assets and Liabilities                                      110

Statements of Operations                                                  111

Statements of Changes in Net Assets                                       112

Financial Highlights                                                      113

Notes to Financial Statements                                             114

Report of Independent Certified Public Accountants                        117

FUND MANAGEMENT                                                           118

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000 VALUE INDEX
DECEMBER 14, 1998-NOVEMBER 30, 2003

GROWTH OF $10,000

              TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO      RUSSELL 3000 VALUE INDEX
Dec-1998                                         $ 10,000                      $ 10,000
Dec-1998                                         $ 10,310                      $ 10,636
Jan-1999                                         $ 10,370                      $ 10,695
Feb-1999                                         $  9,990                      $ 10,500
Mar-1999                                         $ 10,347                      $ 10,695
Apr-1999                                         $ 11,588                      $ 11,693
May-1999                                         $ 11,758                      $ 11,598
Jun-1999                                         $ 12,049                      $ 11,941
Jul-1999                                         $ 11,588                      $ 11,596
Aug-1999                                         $ 11,177                      $ 11,167
Sep-1999                                         $ 10,601                      $ 10,789
Oct-1999                                         $ 10,762                      $ 11,349
Nov-1999                                         $ 10,702                      $ 11,269
Dec-1999                                         $ 10,871                      $ 11,342
Jan-2000                                         $ 10,245                      $ 10,977
Feb-2000                                         $  9,528                      $ 10,261
Mar-2000                                         $ 10,649                      $ 11,422
Apr-2000                                         $ 10,923                      $ 11,302
May-2000                                         $ 10,801                      $ 11,402
Jun-2000                                         $ 10,131                      $ 10,937
Jul-2000                                         $ 10,639                      $ 11,090
Aug-2000                                         $ 11,280                      $ 11,698
Sep-2000                                         $ 11,155                      $ 11,794
Oct-2000                                         $ 11,481                      $ 12,062
Nov-2000                                         $ 11,001                      $ 11,627
Dec-2000                                         $ 12,057                      $ 12,251
Jan-2001                                         $ 12,928                      $ 12,317
Feb-2001                                         $ 12,764                      $ 11,997
Mar-2001                                         $ 12,384                      $ 11,589
Apr-2001                                         $ 13,128                      $ 12,154
May-2001                                         $   13,8                      $ 12,430
Jun-2001                                         $ 13,285                      $ 12,209
Jul-2001                                         $ 13,099                      $ 12,166
Aug-2001                                         $ 12,322                      $ 11,709
Sep-2001                                         $ 10,809                      $ 10,852
Oct-2001                                         $ 10,871                      $ 10,783
Nov-2001                                         $ 11,900                      $ 11,421
Dec-2001                                         $ 12,263                      $ 11,720
Jan-2002                                         $ 11,837                      $ 11,647
Feb-2002                                         $ 11,661                      $ 11,669
Mar-2002                                         $ 12,161                      $ 12,246
Apr-2002                                         $ 11,693                      $ 11,891
May-2002                                         $ 11,537                      $ 11,913
Jun-2002                                         $ 10,415                      $ 11,263
Jul-2002                                         $  9,124                      $ 10,169
Aug-2002                                         $  9,259                      $ 10,237
Sep-2002                                         $  8,417                      $  9,127
Oct-2002                                         $  8,855                      $  9,764
Nov-2002                                         $  9,469                      $ 10,390
Dec-2002                                         $  8,924                      $  9,939
Jan-2003                                         $  8,735                      $  9,695
Feb-2003                                         $  8,495                      $  9,432
Mar-2003                                         $  8,498                      $  9,454
Apr-2003                                         $  9,292                      $ 10,291
May-2003                                         $ 10,076                      $ 10,982
Jun-2003                                         $ 10,155                      $ 11,123
Jul-2003                                         $ 10,479                      $ 11,316
Aug-2003                                         $ 10,908                      $ 11,511
Sep-2003                                         $ 10,561                      $ 11,397
Oct-2003                                         $ 11,314                      $ 12,112
Nov-2003                                         $ 11,627                      $ 12,299

ANNUALIZED               ONE          FROM
TOTAL RETURN (%)         YEAR   DECEMBER 14, 1998
-------------------------------------------------
                        22.79         3.09

- THE PORTFOLIO INVESTS IN THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE, SMALL, AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK). THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 3000 Value Index is courtesy of Russell Analytic Services.


[CHART]

TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
WILSHIRE 5000 INDEX
SEPTEMBER 25, 2001-NOVEMBER 30, 2003

GROWTH OF $10,000

              TAX-MANAGED U.S. EQUITY PORTFOLIO    WILSHIRE 5000 INDEX
Sep-2001                              $  10,000              $  10,000
Sep-2001                              $  10,240              $  10,000
Oct-2001                              $  10,780              $  10,254
Nov-2001                              $  11,780              $  11,038
Dec-2001                              $  11,967              $  11,237
Jan-2002                              $  11,708              $  11,098
Feb-2002                              $  11,298              $  10,869
Mar-2002                              $  11,879              $  11,345
Apr-2002                              $  11,209              $  10,792
May-2002                              $  10,959              $  10,664
Jun-2002                              $  10,028              $   9,915
Jul-2002                              $   9,088              $   9,114
Aug-2002                              $   9,188              $   9,168
Sep-2002                              $   8,306              $   8,249
Oct-2002                              $   8,947              $   8,880
Nov-2002                              $   9,408              $   9,415
Dec-2002                              $   8,856              $   8,894
Jan-2003                              $   8,635              $   8,669
Feb-2003                              $   8,484              $   8,523
Mar-2003                              $   8,574              $   8,619
Apr-2003                              $   9,258              $   9,326
May-2003                              $   9,812              $   9,896
Jun-2003                              $   9,922              $  10,042
Jul-2003                              $  10,234              $  10,284
Aug-2003                              $  10,526              $  10,531
Sep-2003                              $  10,305              $  10,414
Oct-2003                              $  10,979              $  11,050
Nov-2003                              $  11,120              $  11,205

ANNUALIZED               ONE          FROM
TOTAL RETURN (%)         YEAR   SEPTEMBER 25, 2001
-------------------------------------------------
                         18.20        4.99

- THE PORTFOLIO INVESTS IN THE TAX-MANAGED U.S. EQUITY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE, SMALL, AND MICRO CAP STOCKS. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Wilshire 5000 Index courtesy of Wilshire Associates Incorporated.


[CHART]

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
DECEMBER 11, 1998-NOVEMBER 30, 2003

GROWTH OF $10,000

              TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO      RUSSELL 2000 VALUE INDEX
Dec-1998                                       $  10,000                     $  10,000
Dec-1998                                       $  10,430                     $  10,434
Jan-1999                                       $  10,570                     $  10,197
Feb-1999                                       $   9,760                     $   9,500
Mar-1999                                       $   9,770                     $   9,423
Apr-1999                                       $  10,900                     $  10,283
May-1999                                       $  11,391                     $  10,599
Jun-1999                                       $  12,021                     $  10,982
Jul-1999                                       $  11,851                     $  10,722
Aug-1999                                       $  11,522                     $  10,330
Sep-1999                                       $  11,201                     $  10,123
Oct-1999                                       $  10,781                     $   9,920
Nov-1999                                       $  11,191                     $   9,972
Dec-1999                                       $  11,761                     $  10,278
Jan-2000                                       $  11,509                     $  10,010
Feb-2000                                       $  12,172                     $  10,622
Mar-2000                                       $  12,675                     $  10,671
Apr-2000                                       $  12,424                     $  10,734
May-2000                                       $  12,052                     $  10,570
Jun-2000                                       $  12,354                     $  10,879
Jul-2000                                       $  12,414                     $  11,241
Aug-2000                                       $  13,258                     $  11,744
Sep-2000                                       $  13,067                     $  11,677
Oct-2000                                       $  12,756                     $  11,635
Nov-2000                                       $  12,143                     $  11,397
Dec-2000                                       $  13,256                     $  12,621
Jan-2001                                       $  14,481                     $  12,970
Feb-2001                                       $  14,299                     $  12,952
Mar-2001                                       $  13,812                     $  12,744
Apr-2001                                       $  14,754                     $  13,334
May-2001                                       $  15,423                     $  13,677
Jun-2001                                       $  15,939                     $  14,227
Jul-2001                                       $  15,676                     $  13,908
Aug-2001                                       $  15,363                     $  13,859
Sep-2001                                       $  12,862                     $  12,329
Oct-2001                                       $  13,550                     $  12,651
Nov-2001                                       $  14,816                     $  13,561
Dec-2001                                       $  15,949                     $  14,391
Jan-2002                                       $  16,000                     $  14,582
Feb-2002                                       $  15,806                     $  14,671
Mar-2002                                       $  17,311                     $  15,770
Apr-2002                                       $  17,595                     $  16,325
May-2002                                       $  16,914                     $  15,785
Jun-2002                                       $  16,101                     $  15,436
Jul-2002                                       $  13,508                     $  13,142
Aug-2002                                       $  13,387                     $  13,084
Sep-2002                                       $  12,249                     $  12,150
Oct-2002                                       $  12,452                     $  12,332
Nov-2002                                       $  13,560                     $  13,316
Dec-2002                                       $  12,969                     $  12,748
Jan-2003                                       $  12,602                     $  12,388
Feb-2003                                       $  12,093                     $  11,972
Mar-2003                                       $  12,093                     $  12,100
Apr-2003                                       $  13,376                     $  13,250
May-2003                                       $  14,913                     $  14,602
Jun-2003                                       $  15,442                     $  14,849
Jul-2003                                       $  16,400                     $  15,590
Aug-2003                                       $  17,235                     $  16,183
Sep-2003                                       $  17,062                     $  15,997
Oct-2003                                       $  18,752                     $  17,300
Nov-2003                                       $  19,567                     $  17,965

ANNUALIZED               ONE       FROM
TOTAL RETURN (%)         YEAR    12/11/98
------------------------------------------
                         44.29     14.46

- THE PORTFOLIO INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK). THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
DECEMBER 15, 1998-NOVEMBER 30, 2003

GROWTH OF $10,000

              TAX-MANAGED U.S. SMALL CAP PORTFOLIO     RUSSELL 2000 INDEX
Dec-1998                                 $  10,000              $  10,000
Dec-1998                                 $  10,480              $  10,837
Jan-1999                                 $  10,710              $  10,981
Feb-1999                                 $   9,850              $  10,091
Mar-1999                                 $   9,770              $  10,249
Apr-1999                                 $  10,770              $  11,167
May-1999                                 $  11,230              $  11,330
Jun-1999                                 $  11,890              $  11,842
Jul-1999                                 $  11,780              $  11,518
Aug-1999                                 $  11,399              $  11,092
Sep-1999                                 $  11,349              $  11,094
Oct-1999                                 $  11,239              $  11,139
Nov-1999                                 $  12,189              $  11,804
Dec-1999                                 $  13,632              $  13,141
Jan-2000                                 $  13,641              $  12,929
Feb-2000                                 $  16,288              $  15,064
Mar-2000                                 $  15,325              $  14,071
Apr-2000                                 $  14,003              $  13,224
May-2000                                 $  13,101              $  12,453
Jun-2000                                 $  14,605              $  13,539
Jul-2000                                 $  14,084              $  13,103
Aug-2000                                 $  15,367              $  14,103
Sep-2000                                 $  15,076              $  13,688
Oct-2000                                 $  14,444              $  13,078
Nov-2000                                 $  12,981              $  11,734
Dec-2000                                 $  13,834              $  12,742
Jan-2001                                 $  15,242              $  13,406
Feb-2001                                 $  14,066              $  12,527
Mar-2001                                 $  13,392              $  11,914
Apr-2001                                 $  14,600              $  12,846
May-2001                                 $  15,223              $  13,162
Jun-2001                                 $  15,928              $  13,616
Jul-2001                                 $  15,264              $  12,879
Aug-2001                                 $  14,710              $  12,463
Sep-2001                                 $  12,496              $  10,786
Oct-2001                                 $  13,482              $  11,417
Nov-2001                                 $  14,629              $  12,301
Dec-2001                                 $  15,617              $  13,059
Jan-2002                                 $  15,415              $  12,924
Feb-2002                                 $  14,860              $  12,570
Mar-2002                                 $  16,131              $  13,580
Apr-2002                                 $  16,029              $  13,704
May-2002                                 $  15,252              $  13,095
Jun-2002                                 $  14,294              $  12,446
Jul-2002                                 $  12,196              $  10,566
Aug-2002                                 $  12,196              $  10,539
Sep-2002                                 $  11,277              $   9,782
Oct-2002                                 $  11,691              $  10,096
Nov-2002                                 $  12,659              $  10,997
Dec-2002                                 $  11,993              $  10,384
Jan-2003                                 $  11,650              $  10,097
Feb-2003                                 $  11,267              $   9,792
Mar-2003                                 $  11,358              $   9,918
Apr-2003                                 $  12,499              $  10,858
May-2003                                 $  13,902              $  12,023
Jun-2003                                 $  14,317              $  12,241
Jul-2003                                 $  15,206              $  13,007
Aug-2003                                 $  16,054              $  13,603
Sep-2003                                 $  15,863              $  13,351
Oct-2003                                 $  17,358              $  14,473
Nov-2003                                 $  18,014              $  14,987

ANNUALIZED               ONE          FROM
TOTAL RETURN (%)         YEAR   DECEMBER 15, 1998
-------------------------------------------------
                        42.30        12.60

- THE PORTFOLIO INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL AND MICRO CAP STOCKS. THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.


[CHART]

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
APRIL 16, 1999-NOVEMBER 30, 2003

GROWTH OF $10,000

              TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO    MSCI EAFE INDEX (NET DIVIDENDS)
Apr-1999                                          $  10,000                          $  10,000
Apr-1999                                          $   9,980                          $  10,096
May-1999                                          $   9,510                          $   9,576
Jun-1999                                          $   9,910                          $   9,950
Jul-1999                                          $  10,301                          $  10,245
Aug-1999                                          $  10,451                          $  10,283
Sep-1999                                          $  10,491                          $  10,387
Oct-1999                                          $  10,441                          $  10,771
Nov-1999                                          $  10,240                          $  11,145
Dec-1999                                          $  10,756                          $  12,146
Jan-2000                                          $   9,962                          $  11,374
Feb-2000                                          $   9,591                          $  11,680
Mar-2000                                          $  10,193                          $  12,134
Apr-2000                                          $   9,882                          $  11,495
May-2000                                          $  10,164                          $  11,215
Jun-2000                                          $  10,746                          $  11,653
Jul-2000                                          $  10,425                          $  11,165
Aug-2000                                          $  10,505                          $  11,262
Sep-2000                                          $  10,204                          $  10,714
Oct-2000                                          $  10,143                          $  10,461
Nov-2000                                          $  10,244                          $  10,069
Dec-2000                                          $  10,760                          $  10,426
Jan-2001                                          $  10,861                          $  10,421
Feb-2001                                          $  10,607                          $   9,639
Mar-2001                                          $   9,927                          $   8,996
Apr-2001                                          $  10,576                          $   9,622
May-2001                                          $  10,424                          $   9,282
Jun-2001                                          $  10,191                          $   8,902
Jul-2001                                          $   9,968                          $   8,740
Aug-2001                                          $   9,998                          $   8,519
Sep-2001                                          $   8,669                          $   7,656
Oct-2001                                          $   8,943                          $   7,852
Nov-2001                                          $   9,339                          $   8,142
Dec-2001                                          $   9,345                          $   8,190
Jan-2002                                          $   9,027                          $   7,755
Feb-2002                                          $   9,057                          $   7,809
Mar-2002                                          $   9,612                          $   8,232
Apr-2002                                          $   9,777                          $   8,286
May-2002                                          $  10,127                          $   8,391
Jun-2002                                          $   9,695                          $   8,057
Jul-2002                                          $   8,811                          $   7,262
Aug-2002                                          $   8,801                          $   7,246
Sep-2002                                          $   7,782                          $   6,467
Oct-2002                                          $   8,060                          $   6,815
Nov-2002                                          $   8,471                          $   7,124
Dec-2002                                          $   8,211                          $   6,885
Jan-2003                                          $   8,022                          $   6,598
Feb-2003                                          $   7,844                          $   6,446
Mar-2003                                          $   7,708                          $   6,320
Apr-2003                                          $   8,484                          $   6,939
May-2003                                          $   9,071                          $   7,360
Jun-2003                                          $   9,365                          $   7,538
Jul-2003                                          $   9,742                          $   7,721
Aug-2003                                          $  10,088                          $   7,907
Sep-2003                                          $  10,424                          $   8,150
Oct-2003                                          $  11,169                          $   8,658
Nov-2003                                          $  11,368                          $   8,851

ANNUALIZED               ONE       FROM
TOTAL RETURN (%)         YEAR     4/16/99
-----------------------------------------
                         34.19     2.81

- THE PORTFOLIO INVESTS IN THE STOCKS OF LARGE NON-US COMPANIES WHICH THE ADVISOR BELIEVES TO BE VALUE STOCKS AT THE TIME OF PURCHASE. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED COMPANIES LISTED ON THE MAJOR EXCHANGES OF COUNTRIES INCLUDED IN THE MSCI EAFE INDEX. THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2003

     The performance for the U.S. equity market for the period under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the large/small distinction was the more significant during the year ended November 30, 2003. Small company stocks outperformed large company stocks, with the smallest "micro cap" company stocks achieving particularly strong relative performance. The CRSP 9-10 Index of micro cap companies delivered a higher return for year ended November 30, 2003 than in any calendar year since 1975.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

CRSP 9-10 Index (micro cap companies)                                     61.06%
Russell 2000 Index (small companies)                                      36.28%
Russell 1000 Index (large companies)                                      16.95%

     Results were also a function of value/growth exposure, but this effect was less pronounced. Using one widely-used marketwide benchmark, the distinction between the performance of value and growth companies was the smallest for any calendar year since inception of the index in 1979:

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 3000 Value Index                                                  18.38%
Russell 3000 Growth Index                                                 18.10%

     When the value and growth sectors are further segmented by size, the distinction in performance is more pronounced, although still less important than the size characteristics. A premium for value stocks is more evident among large company stocks.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2003

Russell 2000 Value Index (small value companies)                          34.91%
Russell 2000 Growth Index (small growth companies)                        37.67%
S&P SmallCap 600/Barra Value Index (small value companies)                32.63%
S&P SmallCap 600/Barra Growth Index (small growth companies)              30.78%
Russell 1000 Value Index (large value companies)                          17.17%
Russell 1000 Growth Index (large growth companies)                        16.75%
S&P 500/Barra Value Index (large value companies)                         17.67%
S&P 500/Barra Growth Index (large growth companies)                       12.66%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the period ended November 30, 2003 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED U.S. EQUITY PORTFOLIO

     The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 2,448 stocks, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 1.50% of Fund assets during this period.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, total returns were 15.09% for the S&P 500(R) Index, 18.24% for the Russell 3000 Index, and 18.20% for the Tax-Managed U.S. Equity Portfolio.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

     The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 1,546 stocks and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 1.75% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, value stocks generally outperformed growth issues. Total returns were 15.09% for the S&P 500(R) Index, 18.38% for the Russell 3000 Value Index, and 18.10% for the Russell 3000 Growth Index. Total return for the Tax-Managed U.S. Marketwide Value Portfolio over this period was 22.79%.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

     The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also intends to maximize the after tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 2,938 stocks, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 1.67% of Fund assets.

     As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, small company stocks generally outperformed large company stocks. Total returns during this period were 15.09% for the S&P 500(R) Index, 36.28% for the Russell 2000 Index, and 42.30% for the Tax-Managed U.S. Small Cap Portfolio.

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

     The Tax-Managed U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2003, the Master Fund held 1,785 stocks and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 1.50% of Master Fund assets.

     As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks.

     Total returns during this period were 15.09% for the S&P 500(R) Index, 34.91% for the Russell 2000 Value Index, and 44.29% for the Tax-Managed U.S. Small Cap Value Portfolio.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2003

     International equity markets had generally positive returns for the period under review. When expressed in local currencies, prices rose in nine of the ten largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 7.64% in local currency and 24.23% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003

                                                           LOCAL
                                                          CURRENCY   U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                              RETURN      RETURN
-----------------------------                             --------   -----------
United Kingdom                                               8.75%        20.20%
Japan                                                       10.89%        23.83%
France                                                       4.36%        25.05%
Switzerland                                                  6.19%        21.02%
Germany                                                     13.35%        35.77%
Netherlands                                                 -7.05%        11.00%
Australia                                                    6.24%        35.23%
Italy                                                        8.50%        29.46%
Spain                                                       11.80%        34.09%
Sweden                                                      14.22%        35.75%

----------
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2003 (U.S. DOLLARS)

MSCI EAFE Small Cap Index                                                 45.99%
Citigroup EPAC Extended Market Index -- (small companies)                 41.90%
MSCI EAFE Value Index (net dividends)                                     27.79%
MSCI EAFE Index (net dividends)                                           24.23%
MSCI EAFE Growth Index (net dividends)                                    20.62%

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

     The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks in a manner that maximizes the after- tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Portfolio held 723 stocks in 21 developed country markets, as of November 30, 2003, and essentially was fully invested in equities throughout the period: cash equivalents averaged less than 2.75% of Portfolio assets.

     As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2003, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.23% for the MSCI EAFE Index (net dividends), 20.62% for the MSCI EAFE Growth Index (net dividends) and 27.79% for the MSCI EAFE Value Index (net dividends). Total return for the Tax-Managed DFA International Value Portfolio over this period was 34.19%.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS


                   TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                NOVEMBER 30, 2003

                                                                      VALUE+
                                                                  --------------
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company                             $  756,949,865
                                                                  --------------
     Total Investments (100%) (Cost $590,451,210)++               $  756,949,865
                                                                  ==============

----------
++The cost for federal income tax purposes is $591,030,879.

                        TAX-MANAGED U.S. EQUITY PORTFOLIO

                                NOVEMBER 30, 2003

                                                                      VALUE+
                                                                  --------------
Investment in The Tax-Managed U.S. Equity Series of The DFA
  Investment Trust Company                                        $  348,756,943
                                                                  --------------
     Total Investments (100%) (Cost $301,316,637)++               $  348,756,943
                                                                  ==============

----------
++The cost for federal income tax purposes is $301,337,860.
+See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                             SHARES              VALUE+
                                                     --------------   -----------------
COMMON STOCKS -- (91.4%)
   1st Source Corp.                                          50,700   $       1,138,215
 * 3-D Systems Corp.                                         10,600              96,460
 * A.C. Moore Arts & Crafts, Inc.                            29,000             637,130
 * AAR Corp.                                                 99,400           1,039,724
   ABC Bancorp                                                6,360             106,975
 * Abgenix, Inc.                                             35,700             402,339
   Abington Bancorp, Inc.                                     7,000             267,120
*# Abiomed, Inc.                                             97,400             719,689
 * ABX Air, Inc.                                            152,700             603,165
   Aceto Corp.                                               15,450             298,170
 * Aclara Biosciences, Inc.                                 162,800             520,960
 * Acme Communications, Inc.                                 85,300             725,050
 * ACT Teleconferencing, Inc.                                46,500              76,725
 * Actel Corp.                                               12,700             348,107
   Action Performance Companies, Inc.                        72,400           1,406,008
 * ActivCard Corp.                                           87,900             763,851
 * Active Power, Inc.                                       212,799             715,005
 * Activision, Inc.                                          47,550             727,515
 * Adams Resources & Energy, Inc.                             2,200              25,564
 * Adaptec, Inc.                                             92,900             818,449
 * ADE Corp.                                                  2,900              72,935
 * Adept Technology, Inc.                                    37,150              66,870
 * Administaff, Inc.                                        181,300           2,712,248
 * Advanced Digital Information Corp.                        61,100             926,887
 * Advanced Energy Industries, Inc.                          67,500           1,782,000
   Advanced Marketing Services, Inc.                         64,495             751,367
 * Advanced Power Technology, Inc.                           44,500             365,345
   Advanta Corp. Class A                                     57,000             715,350
   Advanta Corp. Class B Non-Voting                          79,100           1,015,644
 * Advent Software, Inc.                                     20,600             360,706
 * Aehr Test Systems                                          4,700              18,184
 * AEP Industries, Inc.                                      48,500             350,655
 * Aeroflex, Inc.                                            94,112           1,194,281
 * Aether Systems, Inc.                                     192,900             958,713
 * Aftermarket Technology Corp.                              73,056             972,375
 * AG Services America, Inc.                                  1,300              10,985
*# Agco Corp.                                                96,200           1,654,640
 * Agile Software Corp.                                     140,700           1,546,293
   Agilysys, Inc.                                           147,500           1,660,850
 * Air Methods Corp.                                         48,271             436,853
   Airgas, Inc.                                             122,100           2,366,298
 * Airnet Systems, Inc.                                      27,600              96,324
 * Airspan Networks, Inc.                                    48,600             117,126
 * AK Steel Holding Corp.                                   424,619           1,273,857
   Alamo Group, Inc.                                         47,400             698,202
 * Alaska Air Group, Inc.                                   132,400           3,807,824
 * Alaska Communications Systems
     Group, Inc.                                             29,800             148,672
   Albany International Corp. Class A                        81,020           2,512,430
 * Albany Molecular Research, Inc.                           26,200             369,420
   Albemarle Corp.                                           40,400           1,143,320
 * Alderwoods Group, Inc.                                    25,200             223,272
   Alexander & Baldwin, Inc.                                101,200           3,183,752
 * Alexion Pharmaceuticals, Inc.                             86,300           1,618,125
   Alfa Corp.                                                15,524             197,000
   Alico, Inc.                                                8,900             310,610
 * All American Semiconductor, Inc.                           9,600              43,488
   Allegheny Technologies, Inc.                              60,200   $         493,640
   Allegiant Bancorp, Inc.                                    2,200              61,710
   Allen Organ Co. Class B                                      400              19,100
 * Alliance Semiconductor Corp.                             139,017           1,148,280
 * Allied Defense Group, Inc.                                23,100             485,793
 * Allied Healthcare Products, Inc.                          17,500              71,050
 * Allied Holdings, Inc.                                     13,900              63,801
 * Allmerica Financial Corp.                                 63,700           1,742,195
*# Allos Therapeutics, Inc.                                   5,100              13,974
 * Allou Health Care, Inc. Class A                           25,300               1,290
 * Alloy, Inc.                                              100,599             541,223
 * Allscripts Healthcare Solutions, Inc.                    203,300           1,103,919
 * Alpha Technologies Group, Inc.                            11,600              16,820
   Alpharma, Inc. Class A                                   153,600           3,095,040
*# Alterra Healthcare Corp.                                  16,000                   2
   Ambassadors Group, Inc.                                   13,200             282,216
   Ambassadors, Inc.                                         41,300             540,204
 * AMC Entertainment, Inc.                                   88,800           1,345,320
 * Amcast Industrial Corp.                                   18,500              43,475
   Amcol International Corp.                                 41,300             591,416
*# Amerco, Inc.                                              44,100           1,203,048
*# America West Holdings Corp. Class B                      107,200           1,618,720
   American Biltrite, Inc.                                      900               6,057
 # American Business Financial
     Services, Inc.                                           1,375               5,666
   American Financial Group, Inc.                            28,500             698,820
*# American Greetings Corp. Class A                          64,000           1,351,680
   American Home Mortgage Holdings,
     Inc.                                                    32,900             738,276
 * American Indemnity Financial Escrow                        1,500               1,500
 * American Independence Corp.                               20,666             224,019
 * American Management Systems, Inc.                         32,100             478,611
 * American Medical Security Group,
     Inc.                                                    86,600           1,947,634
 * American Pacific Corp.                                     4,200              39,690
 * American Physicians Capital, Inc.                         42,500             701,250
 * American Physicians Services Group,
     Inc.                                                     1,900              15,675
*# American Retirement Corp.                                 66,300             205,530
 * American Science & Engineering, Inc.                       4,700              60,865
   American Software, Inc. Class A                           86,100             529,515
 * American Superconductor Corp.                            101,834           1,075,367
 * American Technical Ceramics Corp.                         17,900             127,090
*# American Tower Corp.                                     157,700           1,794,626
 * America's Car-Mart, Inc.                                  22,200             651,792
*# Americredit Corp.                                         76,900           1,034,305
   AmeriServe Financial, Inc.                                50,200             251,000
 * Ameristar Casinos, Inc.                                   14,100             327,966
   Ameron International Corp.                                16,400             541,200
 # AmerUs Group Co.                                          46,200           1,660,890
 * AMN Healthcare Services, Inc.                             23,400             397,332
   Ampco-Pittsburgh Corp.                                    19,600             210,112
   Amrep Corp.                                               11,100             172,050
 * Amtech Systems, Inc.                                       7,100              49,345
 * Anadigics, Inc.                                          108,200             724,940
   Analogic Corp.                                            18,200             764,400
 * Analysts International Corp.                              67,600             209,560
 * Anaren, Inc.                                              77,000           1,152,690

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Andersons, Inc.                                            9,600   $         161,184
*# Andrew Corp.                                             264,442           3,112,482
 * Angeion Corp.                                                  6                  13
 * Angelo & Maxie's, Inc.                                     1,400               3,087
 * Anixter International, Inc.                               30,000             691,500
 * Ann Taylor Stores Corp.                                  221,250           8,792,475
 * AnswerThink, Inc.                                        154,600             926,054
 * APA Optics, Inc.                                          53,400             133,500
   Apogee Enterprises, Inc.                                  61,300             725,179
   Applica, Inc.                                            108,800             794,240
 * Applied Extrusion Technologies, Inc.                      46,400             115,536
 * Applied Films Corp.                                       29,800             989,062
   Applied Industrial Technologies, Inc.                     54,800           1,298,760
 * Applied Innovation, Inc.                                  69,500             452,445
 * Applied Molecular Evolution, Inc.                         83,300           1,477,742
   Applied Signal Technologies, Inc.                         38,700             843,660
 * Apropos Technology, Inc.                                  97,300             389,200
 * aQuantive, Inc.                                          105,400           1,090,890
*# Arch Capital Group, Ltd.                                  23,600             872,256
   Arch Chemicals, Inc.                                     111,800           2,559,102
 # Arch Coal, Inc.                                           51,800           1,372,182
   Arctic Cat, Inc.                                          20,600             489,662
 * Arena Pharmaceuticals, Inc.                               96,000             661,440
 * Argonaut Group, Inc.                                      72,600           1,161,600
 * Ariba, Inc.                                              287,800             909,448
   Arkansas Best Corp.                                       23,500             737,430
 * Arlington Hospitality, Inc.                                8,400              32,004
 * Armor Holdings, Inc.                                      55,400           1,343,450
 * Arqule, Inc.                                              98,777             485,983
 * Array BioPharma, Inc.                                     30,632             160,818
 * Arris Group, Inc.                                        525,500           3,389,475
 * Artesyn Technologies, Inc.                               219,400           1,731,066
   Arvinmeritor, Inc.                                        25,100             498,737
   ASB Financial Corp.                                        2,500              58,750
 * Ascential Software Corp.                                 258,950           6,551,435
 * Ashworth, Inc.                                            61,500             501,225
 * Aspect Medical Systems, Inc.                               4,100              38,991
 * Aspen Technology, Inc.                                   145,310           1,117,434
 * Astea International, Inc.                                    560               1,428
 * Astec Industries, Inc.                                    77,900           1,027,501
   Astro-Med, Inc.                                            5,400              87,318
*# AstroPower, Inc.                                          61,100              43,992
 * Atlantic American Corp.                                   29,400              77,910
 * Atlantic Coast Airlines, Inc.                            102,400           1,119,232
 * ATP Oil & Gas Corp.                                       40,300             203,918
   Atrion Corp.                                               4,200             201,600
 * Atwood Oceanics, Inc.                                     43,200           1,109,808
 * Audiovox Corp. Class A                                    92,000           1,276,040
 * August Technology Corp.                                   16,200             324,000
 * Ault, Inc.                                                13,600              36,720
 * Aurora Foods, Inc.                                        14,526                 232
 * autobytel.com, Inc.                                       67,578             652,803
 * Avatar Holdings, Inc.                                     16,400             555,140
 * Aviall, Inc.                                              74,500           1,192,000
 * Avici Systems Inc.                                        48,300             415,380
 * Avigen, Inc.                                             122,200             794,300
 * Avnet, Inc.                                               11,136             237,531
 * Avocent Corp.                                            108,700           4,162,123
*# Avteam, Inc. Class A                                      15,400                  16
 * Aware, Inc.                                              153,700             511,821
 * Axcelis Technologies, Inc.                               299,000           3,429,530
 * Axsys Technologies, Inc.                                   9,000   $         125,190
 * AXT, Inc.                                                 31,618             108,134
 * Aztar Corp.                                               92,800           2,064,800
 * AZZ, Inc.                                                 30,400             370,272
 * Badger Paper Mills, Inc.                                     400               1,844
   Bairnco Corp.                                             10,900              72,703
 * Baker (Michael) Corp.                                     16,600             175,960
   Baldwin & Lyons, Inc. Class B                             15,250             380,945
 * Ballantyne Omaha, Inc.                                    22,700              47,670
 * Bally Total Fitness Holding Corp.                        100,200             701,400
 * Bancinsurance Corp.                                       11,695              76,836
   Bandag, Inc.                                              14,750             601,062
   Bandag, Inc. Class A                                      18,200             702,520
   Bank of Hawaii Corp.                                     164,700           6,810,345
   BankAtlantic Bancorp, Inc. Class A                         1,545              29,309
 * BankUnited Financial Corp. Class A                       114,500           2,914,025
   Banner Corp.                                              32,570             819,135
   Banta Corp.                                               15,700             624,860
 * Barry (R.G.) Corp.                                        42,700             254,065
   Bassett Furniture Industries, Inc.                        37,600             616,640
 * Bay View Capital Corp.                                   272,507           1,654,117
 * Baycorp Holdings, Ltd.                                       182               2,396
 * BE Aerospace, Inc.                                        99,200             570,400
 * Beasley Broadcast Group, Inc.                                 85               1,260
*# Beazer Homes USA, Inc.                                    28,159           3,004,847
   Bel Fuse, Inc. Class A                                     3,500              91,962
   Belden, Inc.                                             109,800           2,163,060
 * Bell Industries, Inc.                                     31,600              85,320
 * Bell Microproducts, Inc.                                 102,200             879,942
 * Benchmark Electronics, Inc.                              140,250           5,151,382
   Berkley (W.R.) Corp.                                     123,075           4,203,011
 * Bethlehem Steel Corp.                                     28,300                 453
 * Beverly Enterprises                                      479,200           3,752,136
   BHA Group Holdings, Inc. Class A                           7,185             180,343
 * Big Lots, Inc.                                           385,700           5,654,362
 * Bio-Rad Laboratories, Inc. Class A                        18,400             943,000
 * BioReliance Corp.                                         14,000             648,060
 * Biosource International, Inc.                             33,000             240,900
   Black Box Corp.                                           99,332           4,345,775
   Blair Corp.                                               19,600             490,000
*# Blue Rhino Corp.                                          41,100             517,038
 * Bluegreen Corp.                                          107,400             676,620
 * BNS Co. Class A                                            8,500              47,600
   Bob Evans Farms, Inc.                                     74,300           2,292,898
 * Boca Resorts, Inc.                                       224,100           3,200,148
 * Bogen Communications International,
     Inc.                                                    34,900             171,010
 * Bolt Technology Corp.                                      5,600              21,560
 * Bombay Co., Inc.                                         126,900           1,298,187
   Bon-Ton Stores, Inc.                                      28,600             383,240
 * Books-a-Million, Inc.                                     83,100             373,950
 * Borders Group, Inc.                                        3,600              80,928
   Borg-Warner, Inc.                                        110,000           8,690,000
 * Borland Software Corp.                                    21,200             184,864
   Boston Acoustics, Inc.                                     9,500              96,995
 * Boston Communications Group, Inc.                        144,100           1,296,900
   Bostonfed Bancorp, Inc.                                    2,900              93,815
 * Bottomline Technologies, Inc.                             70,200             631,800
   Bowl America, Inc. Class A                                 3,528              48,510
   Bowne & Co., Inc.                                        138,700           2,044,438
 # Boyd Gaming Corp.                                        157,100           2,570,156

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Brass Eagle, Inc.                                         24,100   $         222,684
 * Brigham Exploration Co.                                    8,200              58,704
 * Brightpoint, Inc.                                         91,800           2,062,746
 * Brillian Corp.                                            31,200             248,664
   Brookline Bancorp, Inc.                                  110,441           1,658,824
 * Brooks Automation, Inc.                                   85,200           2,070,360
 * Brookstone, Inc.                                          58,350           1,385,229
 * Brooktrout, Inc.                                          58,800             865,536
 * Brown (Tom), Inc.                                        131,800           3,685,128
   Brown Shoe Company, Inc.                                  33,400           1,166,662
 * Bruker BioSciences Corp.                                   2,000               9,960
 * Brush Engineered Materials, Inc.                          80,900           1,090,532
   BSB Bancorp, Inc.                                         32,300           1,044,905
 * BSQUARE Corp.                                             58,200              86,136
 * BTU International, Inc.                                   15,100              63,571
 * Buca, Inc.                                                89,200             503,980
 * Buckeye Technology, Inc.                                 137,200           1,400,812
   Building Materials Holding Corp.                          52,900             801,435
   Burlington Coat Factory Warehouse
     Corp.                                                  198,055           4,178,960
 * Bush Industries, Inc. Class A                             44,211             150,760
 * Butler International, Inc.                                18,400              28,888
   Butler Manufacturing Co.                                  13,400             277,514
   C & D Technologies, Inc.                                  95,600           1,913,912
 * C-COR.net Corp.                                          139,600           1,647,280
 * Cable Design Techologies Corp.                           125,700           1,277,112
   Cabot Oil & Gas Corp. Class A                             34,400             913,664
   Cadmus Communications Corp.                               16,100             195,615
   Calgon Carbon Corp.                                      150,300             924,345
 * California Amplifier, Inc.                                61,973             606,716
   California First National Bancorp                         12,200             140,849
 * Caliper Technologies Corp.                               120,900             772,551
 * Callon Petroleum Corp.                                    80,700             742,440
   Cal-Maine Foods, Inc.                                     16,100             341,964
   Cambrex Corp.                                            159,700           3,874,322
   Camco Financial Corp.                                      9,500             168,055
 * Candela Corp.                                             30,100             617,953
 * Cantel Medical Corp.                                       5,517              86,727
 * Capital Corp. of the West                                  6,482             247,288
 * Capital Crossing Bank                                     14,200             598,942
 * Capital Pacific Holdings, Inc.                            40,800             138,720
 * Capital Senior Living Corp.                               62,300             380,030
 * Capstone Turbine Corp.                                    51,900              89,787
 * Captaris, Inc.                                           146,200             866,966
 * Caraustar Industries, Inc.                                91,800           1,069,470
   Carpenter Technology Corp.                                86,400           2,315,520
 * Carreker Corp.                                            29,100             435,336
 * Carriage Services, Inc. Class A                           75,700             249,053
 * Carrier Access Corp.                                       1,600              23,840
 * Carrington Laboratories, Inc.                              1,400               5,964
*# Carrizo Oil & Gas, Inc.                                    4,300              32,250
   Cascade Corp.                                             30,500             817,400
 * Casella Waste Systems, Inc. Class A                      105,100           1,408,340
   Casey's General Stores, Inc.                              81,900           1,430,793
   Cash America International, Inc.                         100,000           1,938,000
 * Castle (A.M.) & Co.                                       71,850             330,510
   Castle Energy Corp.                                       17,000              96,900
 * Casual Male Retail Group, Inc.                           142,900           1,228,940
 * Catalina Lighting, Inc.                                    1,720              21,055
 * Catalytica Energy Systems, Inc.                           34,200             119,700
 * Catapult Communications Corp.                             19,640             296,957
   Cathay Bancorp, Inc.                                      32,427   $       1,686,204
   Cato Corp. Class A                                        26,700             557,496
 * Cavalier Homes, Inc.                                      71,500             203,775
 * Cavco Industries, Inc.                                     7,479             175,756
#  CBRL Group, Inc.                                         183,800           7,581,750
   CDI Corp.                                                 18,400             623,760
 * Celadon Group, Inc.                                       36,800             500,480
 * Celeritek, Inc.                                           70,200             565,110
 * Cell Genesys, Inc.                                        86,000           1,121,440
*# Cell Therapeutics, Inc.                                    7,000              63,000
 * CellStar Corp.                                            85,600           1,177,000
   Centex Construction Products, Inc.                        65,000           3,809,000
 * Centillium Communications, Inc.                          127,900             703,450
   Central Bancorp, Inc.                                      3,500             124,285
 * Central Garden & Pet Co.                                  40,500           1,073,655
   Central Parking Corp.                                    185,438           2,586,860
 * Century Aluminum Co.                                     127,800           2,121,480
 * Century Business Services, Inc.                          342,500           1,592,625
 * Ceradyne, Inc.                                             8,400             358,764
 * Ceres Group, Inc.                                        160,200             836,244
   CFS Bancorp, Inc.                                         28,500             403,275
 * CGI Group, Inc.                                           16,314              94,132
   Champion Industries, Inc.                                  3,900              16,922
 * Championship Auto Racing Teams,
     Inc.                                                    48,800              25,864
 * Champps Entertainment, Inc.                               14,224              98,430
 * Channell Commercial Corp.                                  3,600              16,740
 * Charles and Colvard, Ltd.                                 22,067             107,687
 * Charlotte Russe Holding, Inc.                             31,800             478,590
 * Charming Shoppes, Inc.                                   350,000           2,180,500
 * Chart Industries                                              24                 720
 * Checkers Drive-In Restaurant, Inc.                        63,737             583,831
 * CheckFree Corp.                                           49,900           1,378,238
 * Checkpoint Systems, Inc.                                  93,500           1,809,225
   Chesapeake Corp.                                          43,921           1,010,183
 # Chesapeake Energy Corp.                                   77,000             939,400
   Chesapeake Utilities Corp.                                 2,400              60,264
   Chicago Rivet & Machine Co.                                  200               5,325
 * Children's Place Retail Stores, Inc.                      19,200             550,464
 * Childtime Learning Centers, Inc.                          13,500              29,700
 * Chiquita Brands International, Inc.                       25,300             536,107
 * Chromcraft Revington, Inc.                                17,300             201,545
 * Chronimed, Inc.                                           58,000             520,840
 * Ciber, Inc.                                              160,300           1,460,333
 * Cima Laboratories, Inc.                                   21,100             695,878
 * Cimarex Energy Co.                                        50,400           1,165,248
 * Ciphergen Biosystems, Inc.                                25,000             260,250
 * Ciprico, Inc.                                             12,500              63,125
   CIRCOR International, Inc.                                81,505           1,793,110
 * Cirrus Logic, Inc.                                       163,300           1,404,380
   City Holding Co.                                          46,700           1,662,520
 * CKE Restaurants, Inc.                                    138,400             968,800
 * Clark, Inc.                                               50,400             827,064
 * Clarus Corp.                                             151,400           1,058,286
 * Clayton Williams Energy, Inc.                             42,000             955,500
*# Clearone Communications, Inc.                             36,700             101,842
 * Cleveland Cliffs, Inc.                                    40,400           1,559,440
 * CNA Surety Corp.                                          71,100             688,248
*# CNET Networks, Inc.                                       56,900             425,043
   CNS, Inc.                                                 35,400             431,880
   Coachmen Industries, Inc.                                 57,200             986,700

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Coast Dental Services, Inc.                                1,766   $          11,294
   Coastal Bancorp, Inc.                                     15,050             526,750
 * Coastcast Corp.                                           10,800              21,654
 * Cobra Electronics Corp.                                   28,700             204,057
 * Coherent, Inc.                                            88,800           2,125,872
 * Cole National Corp. Class A                               25,200             528,696
 * Collins & Aikman Corp.                                   176,000             628,320
   Columbia Banking System, Inc.                             62,972           1,322,412
 * Columbus McKinnon Corp.                                   38,400             237,312
 * Comarco, Inc.                                             43,100             408,588
 * Comfort Systems USA, Inc.                                172,100             827,801
   Commerce Group, Inc.                                      38,000           1,520,380
*# Commerce One, Inc.                                        90,824             105,356
   Commercial Federal Corp.                                 157,800           4,260,600
   Commercial Metals Co.                                    119,400           3,073,356
   Commonwealth Industries, Inc.                             87,800             643,574
 * Commscope, Inc.                                           44,900             716,604
   Communications Systems, Inc.                              26,500             182,585
   Community Bank System, Inc.                               30,200           1,470,740
   Community Trust Bancorp, Inc.                             25,373             831,750
 * Community West Bancshares                                 14,800             123,728
*# Compex Technologies, Inc.                                 46,100             417,205
 * Compucom Systems, Inc.                                   233,550           1,062,652
 * CompuCredit Corp.                                        227,400           5,384,832
 * Compudyne Corp.                                           32,100             316,506
 * Computer Access Technology Corp.                          98,600             458,490
 * Computer Horizons Corp.                                  152,300             566,556
 * Computer Network Technology Corp.                         86,950             865,152
 * Computer Task Group, Inc.                                 82,100             343,178
   CompX International, Inc.                                  5,200              32,812
 * Comstock Resources, Inc.                                 136,300           2,221,690
 * Comtech Telecommunications Corp.                          10,200             340,048
 * Concerto Software, Inc.                                   44,600             531,632
 * Concord Camera Corp.                                     125,500           1,514,785
*# Cone Mills Corp.                                          80,100               4,606
 * Congoleum Corp. Class A                                    1,500                 975
 * Conmed Corp.                                              53,450           1,136,347
   Connecticut Bancshares, Inc.                               3,300             170,379
 * Consolidated Graphics, Inc.                               41,300           1,241,065
 * Continental Airlines, Inc.                                33,600             626,640
*# Convera Corp.                                             82,700             323,357
   Cooper Tire & Rubber Co.                                 202,600           4,054,026
 * Copper Mountain Networks, Inc.                            35,600             335,032
 * Core Molding Technologies, Inc.                              700               2,058
 * Corixa Corp.                                             108,200             615,658
   Corn Products International, Inc.                        140,900           4,883,594
 * Cornell Companies, Inc.                                   58,900             742,140
 * Correctional Services Corp.                               37,500              96,375
 * Corrections Corporation of America                        96,100           2,690,800
   Corus Bankshares, Inc.                                    21,300           1,326,990
 * Cosine Communications, Inc.                               45,200             349,848
 * Cost-U-Less, Inc.                                          2,500               8,250
 * Covansys Corp.                                           134,300           1,208,700
 * Covenant Transport, Inc. Class A                          43,700             823,308
*# Coventry Health Care, Inc.                                78,300           4,690,170
   Covest Bancshares, Inc.                                    3,500              95,830
   CPAC, Inc.                                                12,500              77,237
*# Credence Systems Corp.                                   184,270           2,388,139
 * Credit Acceptance Corp.                                  106,200           1,593,000
   Crompton Corp.                                           175,100           1,059,355
 * Cross (A.T.) Co. Class A                                  31,700             207,001
 * Cross Country Healthcare, Inc.                            45,900   $         683,910
 * Crossroads Systems, Inc.                                   8,882              27,179
*# Crown Castle International Corp.                         125,500           1,557,455
 * Crown Financial Group, Inc.                               20,000              50,600
 * Crown Holdings, Inc.                                     344,800           2,586,000
 * Crown Media Holdings, Inc.                                 5,800              51,098
*# Cryolife, Inc.                                            45,900             246,024
 * CSK Auto Corp.                                            57,400           1,046,976
 * CSP, Inc.                                                  1,026               5,417
   CSS Industries, Inc.                                      24,000             713,040
   CT Communications, Inc.                                    1,300              18,590
   CTS Corp.                                                121,238           1,486,378
   Cubic Corp.                                               54,300           1,606,194
 * Culp, Inc.                                                58,000             653,080
 * Cumulus Media, Inc. Class A                               96,700           1,846,970
 * CuraGen Corp.                                            147,200             927,360
 * Curative Health Services Inc.                             41,000             532,180
 * Cutter & Buck, Inc.                                       49,300             382,075
 * CV Therapeutics, Inc.                                     28,500             512,145
 * Cyberoptics Corp.                                          7,800              77,688
 * Cybersource Corp.                                        150,400             747,488
*# CycleLogic, Inc.                                               3                   0
 * Cypress Semiconductor Corp.                               47,700           1,067,526
 * Cysive, Inc.                                             130,000             418,600
 * Cytec Industries, Inc.                                     5,700             206,625
   D & K Healthcare Resources, Inc.                          99,479           1,344,956
 * D A Consulting Group, Inc.                                 7,300                 584
*# Dan River, Inc. Class A                                   47,500              36,575
 * Danielson Holding Corp.                                   29,600              42,032
 * Data Systems & Software, Inc.                              5,800              16,182
 * Datalink Corp.                                            72,800             283,192
 * Dataram Corp.                                             21,600              90,936
   Datascope Corp.                                            4,700             163,466
 * Datastream Systems, Inc.                                  15,000             111,750
 * DataTRAK International, Inc.                                 100                 630
 * Dave and Busters, Inc.                                    44,900             624,559
 * Dawson Geophysical Co.                                     9,400              76,516
   Deb Shops, Inc.                                           14,537             288,123
 * Deckers Outdoor Corp.                                     40,000             672,000
 * Del Global Technologies Corp.                              8,827              21,185
 * Delphax Technologies, Inc.                                 6,100              19,337
   Delphi Financial Group, Inc. Class A                      90,310           4,795,461
   Delta Apparel, Inc.                                        1,640              26,978
   Delta Natural Gas Co., Inc.                                1,700              39,661
 * Delta Woodside Industries, Inc.                            2,425               4,219
 * Denbury Resources, Inc.                                  177,600           2,244,864
 * Department 56, Inc.                                       64,700             914,211
 * DiamondCluster International, Inc.                        81,887             774,651
 * Digi International, Inc.                                 106,700             914,419
 * Digimarc Corp.                                            17,200             242,692
*# Digital Angel Corp.                                       24,200              54,450
 * Digital Insight Corp.                                     85,800           2,039,466
 * DigitalThink Inc.                                         25,100              74,798
 * Digitas, Inc.                                             65,600             571,376
   Dillards, Inc. Class A                                   251,900           4,244,515
   Dime Community Bancorp, Inc.                              60,525           1,861,144
   Dimon, Inc.                                              125,800             849,150
 * Diodes, Inc.                                              37,200             757,020
 * Discovery Partners International                         113,600             655,358
 * Ditech Communications Corp.                              131,600           2,309,580
 * Dixie Group, Inc.                                         70,400             570,240

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * DJ Orthopedics, Inc.                                      19,200   $         498,240
 * Docent, Inc.                                              34,400             167,872
 * Dollar Thrifty Automotive Group, Inc.                    109,200           2,757,300
 * Dominion Homes, Inc.                                       3,600             109,476
   Donegal Group, Inc. Class A                                5,900             118,590
   Donegal Group, Inc. Class B                                3,000              56,670
 * DoubleClick, Inc.                                         66,500             635,075
   Dover Motorsports, Inc.                                   49,400             206,492
   Downey Financial Corp.                                    41,500           2,004,450
 * Dril-Quip, Inc.                                            3,600              53,820
 * DRS Technologies, Inc.                                    17,200             455,800
 * DT Industries, Inc.                                        7,100               7,668
 * Duane Reade, Inc.                                         68,300             948,004
 * Duckwall-ALCO Stores, Inc.                                 5,600              83,832
 * Ducommun, Inc.                                            26,700             594,609
 * DuPont Photomasks, Inc.                                   54,100           1,256,202
 * Dura Automotive Systems, Inc.                             56,800             585,608
 * DUSA Pharmaceuticals, Inc.                                86,200             462,894
 * Dyax Corp.                                               144,500             872,780
 * Dycom Industries, Inc.                                   161,498           4,093,974
 * Dynamics Research Corp.                                    8,800             142,111
 * Dynegy, Inc.                                             132,200             528,800
*# E Com Ventures, Inc.                                         850               9,996
   E-Z-EM, Inc.                                               3,700              42,735
 * E.piphany, Inc.                                          276,700           2,185,930
 * EarthLink, Inc.                                           69,600             668,160
   Edelbrock Corp.                                              110               1,308
 * Eden Bioscience Corp.                                     78,200             121,210
 * Edge Petroleum Corp.                                      42,400             336,656
 * Edgewater Technology, Inc.                                53,038             263,068
   Edo Corp.                                                    300               6,240
 * Educational Insights, Inc.                                 2,500               1,412
 * eFunds Corp.                                              67,800           1,176,330
 * EGL, Inc.                                                 75,100           1,379,587
 * Electro Rent Corp.                                        71,100             988,290
 * Electro Scientific Industries, Inc.                        9,700             233,285
*# Electroglas, Inc.                                         38,240             151,048
*# Electronics for Imaging, Inc.                              6,600             182,160
 * Elizabeth Arden, Inc.                                     14,500             294,495
 * eLoyalty Corp.                                            31,000             111,600
*# EMC Corp.                                                 58,860             808,736
   EMC Insurance Group, Inc.                                  1,000              20,450
 * Emcor Group, Inc.                                          6,600             271,260
 * EMCORE Corp.                                              86,600             439,928
 * Emisphere Technologies, Inc.                              85,800             514,800
*# Emmis Communications Corp.
     Class A                                                 99,700           2,259,202
   Empire District Electric Co.                               1,400              29,624
 * EMS Technologies, Inc.                                    59,500           1,264,375
 * Encore Medical Corp.                                      36,100             244,758
 * Encore Wire Corp.                                         70,333           1,191,441
   Energen Corp.                                             20,600             802,164
 * Energy Partners, Ltd.                                     45,600             554,040
 * Enesco Group, Inc.                                        65,500             709,365
   Engineered Support Systems, Inc.                          18,280             968,840
   Ennis Business Forms, Inc.                                   500               7,390
 * EnPro Industries, Inc.                                    26,700             264,597
 * Entravision Communications Corp.                         259,500           2,356,260
 * Entrust, Inc.                                            204,400             872,788
 * ePlus, Inc.                                               58,800             735,000
 * ePresence, Inc.                                           49,500             181,170
 * Equity Marketing, Inc.                                     4,400   $          60,324
 * Equity Oil Co.                                            41,200             143,335
 * Esco Technologies, Inc.                                   44,000           1,870,000
   Espey Manufacturing & Electronics
     Corp.                                                      400               9,820
 * ESS Technology, Inc.                                     128,500           2,143,380
 * Esterline Technologies Corp.                              62,100           1,439,478
 * Ethyl Corp.                                               41,500             846,600
 * Evans & Sutherland Computer Corp.                         22,900             106,943
*# Evergreen Solar, Inc.                                      8,300              16,600
 * Exar Corp.                                               112,900           2,189,131
 * Exelixis, Inc.                                           186,143           1,252,742
 * Exponent, Inc.                                            14,000             318,080
   Extended Stay America, Inc.                              269,400           3,987,120
 * Extended Systems, Inc.                                    37,500             170,625
 * Extreme Networks, Inc.                                    54,600             535,626
*# Factory 2-U Stores, Inc.                                  60,618             147,908
   Fair, Isaac & Co., Inc.                                   56,778           3,131,874
 * Fairchild Corp. Class A                                  113,400             578,340
 * Falcon Products, Inc.                                     65,800             311,892
 * Famous Dave's of America, Inc.                            47,750             238,272
*# Faro Technologies, Inc.                                    8,300             215,476
   FBL Financial Group, Inc. Class A                         25,600             669,440
   Fedders Corp.                                             15,500              97,495
   Federal Signal Corp.                                      81,000           1,227,150
 * FEI Co.                                                   30,500             732,305
   FFLC Bancorp                                               2,550              75,480
 * Fibermark, Inc.                                           24,700              43,966
   Fidelity National Financial, Inc.                         35,845           1,266,404
   Fidelity Southern Corp.                                    2,000              27,700
 * Financial Federal Corp.                                    3,200             105,248
 * Financial Industries Corp.                                41,366             589,879
 * Finish Line, Inc. Class A                                 44,500           1,362,145
 * Finishmaster, Inc.                                         9,000              85,140
 * Finlay Enterprises, Inc.                                  23,600             383,500
 * Firebrand Financial Group, Inc.                            1,000                   6
   First American Financial Corp.                            86,600           2,563,360
   First Bancorp                                              6,484             201,004
 * First Cash Financial Services, Inc.                       46,000           1,221,760
   First Charter Corp.                                       27,900             568,044
   First Citizens Bancshares, Inc.                           10,400           1,148,056
 * First Consulting Group, Inc.                              78,001             411,065
   First Defiance Financial Corp.                            12,700             354,711
   First Essex Bancorp                                        8,800             501,776
   First Federal Bancshares of
     Arkansas, Inc.                                           6,500             251,875
 * First Horizon Pharmaceutical Corp.                       142,500           1,624,500
   First Indiana Corp.                                       28,575             532,924
 * First Investors Financial Services
     Group, Inc.                                              6,900              29,256
 * First Mariner Bank Corp.                                   5,300              89,994
   First Merchants Corp.                                      8,532             216,286
   First Midwest Financial, Inc.                              3,700              82,880
   First Mutual Bancshares, Inc.                              6,534             162,631
   First Niagara Financial Group, Inc.                      232,034           3,524,596
   First Place Financial Corp.                               43,000             794,640
   First Republic Bank                                       54,800           2,041,300
   First Sentinel Bancorp, Inc.                              46,900             890,162
   FirstBank NW Corp.                                         1,700              52,003
   FirstFed America Bancorp, Inc.                            26,800             698,408
 * FirstFed Financial Corp.                                  76,900           3,614,300

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Fischer Imaging Corp.                                      3,200   $          14,560
   Flagstar Bancorp, Inc.                                   106,200           2,350,206
 * Flanders Corp.                                            50,300             281,177
*# Fleetwood Enterprises, Inc.                              237,000           2,410,290
   Flexsteel Industries, Inc.                                 6,000             122,940
   Florida East Coast Industries, Inc.                       29,500             899,750
 * Flow International Corp.                                  29,700             104,277
   Flowers Foods, Inc.                                      128,925           3,364,942
 * Flowserve Corp.                                          155,700           3,313,296
   Flushing Financial Corp.                                  27,300             742,560
 * FMC Corp.                                                 14,400             431,136
   FNB Corp.                                                 11,300             258,996
   FNB Financial Services Corp.                               2,000              45,640
 # Foot Locker, Inc.                                        177,700           3,927,170
 * Footstar, Inc.                                            68,500             344,555
 * Forest Oil Corp.                                         157,600           3,947,880
 * Forgent Networks, Inc.                                     6,000              20,220
 * Forrester Research, Inc.                                   6,797             124,793
 * Foster (L.B.) Co. Class A                                 12,800              76,800
*# Foster Wheeler, Ltd.                                       3,100               2,728
*# FPIC Insurance Group, Inc.                                43,800             915,420
   Frankfort First Bancorp, Inc.                                100               2,050
   Franklin Bancorp, Inc.                                     9,300             191,626
 * Franklin Covey Co.                                        19,100              29,223
 * Franklin Electronic Publishers, Inc.                         900               2,700
   Fred's, Inc.                                              33,000           1,100,550
 # Fremont General Corp.                                    188,500           3,294,980
   Frequency Electronics, Inc.                                9,200              96,140
 * Fresh Choice, Inc.                                         4,000               7,800
 * Friede Goldman Halter, Inc.                                  800                   1
   Friedman Industries, Inc.                                  6,840              21,067
   Friedmans, Inc. Class A                                  142,100             970,543
   Frisch's Restaurants, Inc.                                 8,500             227,800
 * Frontier Airlines, Inc.                                   83,400           1,349,412
 * Frozen Food Express Industries, Inc.                      40,900             271,576
   FSF Financial Corp.                                        2,900              87,725
 * FSI International, Inc.                                  148,600             977,788
*# FuelCell Energy, Inc.                                    114,500           1,541,170
   Fuller (H.B.) Co.                                         30,891             823,863
 * G-III Apparel Group, Ltd.                                 12,700             132,715
   GA Financial, Inc.                                         3,500             100,590
 * Gadzooks, Inc.                                            43,500             210,975
 * Gaiam, Inc.                                               18,824             103,701
*# Galyan's Trading Co.                                      53,300             711,555
 * GameStop Corp.                                             1,700              27,455
 * GameTech International, Inc.                              19,800              75,834
 * Garden Fresh Restaurant Corp.                             22,200             328,116
 * Gardner Denver Machinery, Inc.                            48,000           1,119,360
 * Gateway, Inc.                                            127,400             568,204
   GATX Corp.                                                53,000           1,287,900
 * Gaylord Entertainment Co.                                146,415           4,405,627
 * Gehl Co.                                                  13,600             209,454
   Gencorp, Inc.                                            219,500           2,197,195
 * Gene Logic, Inc.                                         269,200           1,311,004
 * General Binding Corp.                                      7,800             145,158
 * General Cable Corp.                                      115,000             969,450
 * General Communications, Inc.
     Class A                                                 93,395             817,206
 * Genesee & Wyoming, Inc.                                   21,750             549,405
 * Genesis Health                                            25,100             788,391
 * Genesis Microchip, Inc.                                   19,701             363,483
 * Genlyte Group, Inc.                                       46,500   $       2,457,990
*# Genome Therapeutics Corp.                                 85,700             259,585
 * Gentiva Health Services, Inc.                             17,300             121,230
 * Gerber Scientific, Inc.                                  151,100           1,255,641
 * Getty Images, Inc.                                         6,300             273,420
   Gevity HR, Inc.                                           34,300             771,750
 * Giant Industries, Inc.                                    27,600             336,720
   Gibraltar Steel Corp.                                     42,900           1,045,902
 * Giga-Tronics, Inc.                                         2,400               5,100
   Glatfelter (P.H.) Co.                                    159,900           1,915,602
 * Glenayre Technologies, Inc.                              169,300             506,207
 * Global Imaging Systems, Inc.                              17,800             521,718
 * Globecomm Systems, Inc.                                   71,500             500,500
 * GlobespanVirata, Inc.                                     30,700             188,498
 * Glowpoint, Inc.                                          133,200             247,752
   Golden Enterprises, Inc.                                     300                 768
 * Golden State Vintners, Inc.                               11,985              37,513
 * Good Guys, Inc.                                          119,400             243,576
 * Goodyear Tire & Rubber Co.                               111,300             751,275
   Goody's Family Clothing, Inc.                            172,500           1,831,950
   Gorman-Rupp Co.                                            7,700             184,030
 * Gottschalks, Inc.                                         21,400              82,604
 * GP Strategies Corp.                                       56,200             413,070
   Granite Construction, Inc.                                24,000             529,200
 * Graphic Packaging Corp.                                   84,900             300,546
   Gray Television, Inc.                                    201,028           2,605,323
   Gray Television, Inc. Class A                              3,400              44,608
 * Great American Financial Resources,
     Inc.                                                    22,800             345,420
 * Great Atlantic & Pacific Tea Co., Inc.                   111,300             845,880
 # Great Lakes Chemical Corp.                               106,700           2,423,157
 * Greenbrier Companies, Inc.                                 4,700              68,009
 * Grey Wolf, Inc.                                           16,500              55,935
 * Griffin Land & Nurseries, Inc. Class A                     1,900              27,493
 * Griffon Corp.                                            130,640           2,550,093
 * Group 1 Automotive, Inc.                                  53,000           1,839,100
 * GSI Commerce, Inc.                                        47,700             467,460
 * GTC Biotherapeutics, Inc.                                 27,574              76,104
 * GTSI Corp.                                                36,700             442,235
   Guaranty Federal Bancshares, Inc.                          8,000             155,080
   Guaranty Financial Corp.                                   2,000              40,010
 * Guess, Inc.                                               95,400           1,354,680
*# Guilford Pharmaceuticals, Inc.                           136,100             929,563
 * Gulf Island Fabrication, Inc.                             24,200             430,760
 * Gulfmark Offshore, Inc.                                   25,200             353,556
 * Gundle/SLT Environmental, Inc.                             4,600              89,010
 * Gymboree Corp.                                            84,300           1,433,943
 * Ha-Lo Industries, Inc.                                    21,800                  24
   Haggar Corp.                                              15,100             261,834
 * Hain Celestial Group, Inc.                                29,900             689,793
 * Halifax Corp.                                                100                 507
 * Hall Kinion Associates, Inc.                              29,500             120,921
   Hancock Fabrics, Inc.                                     54,700             776,740
   Hancock Holding Co.                                          150               8,588
   Handleman Co.                                             83,302           1,466,115
 * Hanger Orthopedic Group, Inc.                             89,000           1,504,100
 * Hanover Compressor Co.                                    46,200             439,824
   Harbor Florida Bancshares, Inc.                           18,100             549,335
   Hardinge, Inc.                                            17,300             179,055
   Harleysville Group, Inc.                                  58,900           1,154,440
#  Harman International Industries, Inc.                      2,500             340,675

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Harris Interactive, Inc.                                  22,700   $         156,630
   Harsco Corp.                                               3,000             118,980
 * Hartmarx Corp.                                            27,500             118,250
 * Harvard Bioscience, Inc.                                 105,400             758,880
 * Harvest Natural Resources, Inc.                           75,000             555,750
 * Hastings Entertainment, Inc.                              47,500             211,375
 * Hauser, Inc.                                               1,900                  95
 * Hawaiian Holdings, Inc.                                   44,863             123,373
 * Hawk Corp.                                                18,500              63,085
 * Hawthorne Financial Corp.                                 37,050             998,498
   HCC Insurance Holdings, Inc.                              27,700             861,747
 * Hector Communications Corp.                                4,600              64,607
   Heico Corp.                                               62,503           1,154,430
   Heico Corp. Class A                                        4,200              62,160
 * Heidrick & Struggles International,
     Inc.                                                    66,500           1,599,325
   Helmerich & Payne, Inc.                                   51,700           1,245,970
 * Hercules, Inc.                                            30,400             305,216
 * Herley Industries, Inc.                                   42,700             824,964
 * Hexcel Corp.                                              96,500             669,710
 * Hi-Tech Pharmacal, Inc.                                   11,700             237,276
   HMN Financial, Inc.                                       19,700             485,408
 * HMS Holdings Corp.                                        87,900             377,091
 # Hollinger International, Inc. Class A                    152,800           2,431,048
   Holly Corp.                                               33,000             876,480
 * Hollywood Media Corp.                                      4,300               9,632
 * Hologic, Inc.                                             55,500             834,720
 * Home Products International, Inc.                         18,300              24,339
   Horace Mann Educators Corp.                               35,300             476,903
   Horizon Financial Corp.                                    9,487             167,825
 * Horizon Health Corp.                                      34,900             797,116
 * Horizon Offshore, Inc.                                   147,600             661,248
 * Horizon Organic Holding Corp.                             32,200             770,868
 # Horton (D.R.), Inc.                                      133,129           5,817,737
 * Houston Exploration Co.                                   94,700           3,230,217
*# Hovnanian Enterprises, Inc. Class A                       54,198           4,999,766
   Hudson River Bancorp, Inc.                                29,100           1,011,516
 * Huffy Corp.                                               58,100             396,823
   Hughes Supply, Inc.                                       87,900           4,017,030
 * Humana, Inc.                                             358,500           8,005,305
*# Hunt (J.B.) Transport Services, Inc.                     232,200           6,074,352
 * Hurco Companies, Inc.                                      6,100              17,690
*# Hutchinson Technology, Inc.                              105,800           3,445,906
 * Huttig Building Products, Inc.                            25,800              69,660
 * Hypercom Corp.                                           274,600           1,397,714
   Iberiabank Corp.                                           7,800             452,244
 * Ibis Technology Corp.                                     46,177             750,376
 * Ico, Inc.                                                 24,700              29,887
 * ICT Group, Inc.                                           10,400             139,984
 * Identix, Inc.                                             42,000             217,560
 * iDine Rewards Network, Inc.                                1,800              19,620
 * IDT Corp.                                                100,000           1,880,000
*# IDT Corp. Class B                                         57,600           1,113,408
 * iGate Capital Corp.                                      181,900           1,156,884
   IHOP Corp.                                                16,100             627,900
 * II-VI, Inc.                                               16,400             373,264
   Ikon Office Solutions, Inc.                              261,500           2,214,905
 * ILEX Oncology, Inc.                                       17,700             369,399
 * Illumina, Inc.                                           157,200           1,078,392
 * Image Entertainment, Inc.                                 55,000             269,500
 # Imation Corp.                                            129,200           4,386,340
 # IMC Global, Inc.                                         281,600   $       2,047,232
 * IMCO Recycling, Inc.                                      71,900             542,845
 * Immersion Corp.                                            7,800              41,340
 * Immucor, Inc.                                             45,450           1,049,895
 * ImmunoGen, Inc.                                          150,900             713,757
*# Impath, Inc.                                              49,705             151,600
 * Impco Technologies, Inc.                                  68,800             450,640
 * Imperial Sugar Co.                                        10,300             114,227
 * Incyte Genomics, Inc.                                    144,028             871,369
   Independence Community Bank Corp.                        114,500           4,234,210
   Independent Bank Corp. MI                                 19,757             575,917
 * Industrial Distribution Group, Inc.                        2,600              12,350
 * Inet Technologies, Inc.                                   57,900             743,436
 * Infinity, Inc.                                             9,550              35,813
 * InFocus Corp.                                            123,342             976,869
 * Infonet Services Corp.                                    14,700              27,930
 * Informatica Corp.                                          8,100              91,368
 * Information Holdings, Inc.                                34,600             769,850
 * Information Resources, Inc.                                1,519               7,443
 * Inforte Corp.                                             38,000             326,800
 * InfoSpace, Inc.                                           78,700           2,065,875
   Ingles Market, Inc. Class A                               29,400             296,940
 * Ingram Micro, Inc.                                        98,100           1,430,298
 * Innotrac Corp.                                            53,300             484,497
 * Innovative Clinical Solutions, Ltd.                          519                   4
 * Innovative Solutions & Support, Inc.                       6,100              91,378
 * Innovex, Inc.                                             58,300             548,020
 * Input/Output, Inc.                                       133,000             520,030
 * Insight Communications Co., Inc.                          65,500             637,970
 * Insight Enterprises, Inc.                                 45,600             852,720
 * Insituform Technologies, Inc. Class A                     46,434             698,832
 * Insurance Auto Auctions, Inc.                             48,700             618,490
 * InsWeb Corp.                                              12,450              62,250
   Integra Bank Corp.                                        46,411           1,037,286
 * IntegraMed America, Inc.                                   2,300              14,674
 * Integrated Device Technology, Inc.                        52,900             997,165
 * Integrated Electrical Services, Inc.                     278,900           2,186,576
 * Integrated Information Systems, Inc.                         200                  70
 * Integrated Silicon Solution, Inc.                         89,009           1,664,468
 * Integrated Telecom Express, Inc.                             900                   0
 * Integrity Media, Inc.                                      9,100              54,600
   Inter Parfums, Inc.                                       17,550             356,967
 * Interactive Data Corp.                                    18,500             311,725
 * InterCept Group, Inc.                                     75,200             794,864
 * Interface, Inc. Class A                                  151,500             862,035
*# Intergraph Corp.                                          97,200           2,468,880
 * Interland, Inc.                                           30,532             209,144
 * Interlink Electronics, Inc.                               16,200             113,400
 * Intermagnetics General Corp.                              17,297             389,701
   Intermet Corp.                                            52,200             254,214
 * International Multifoods Corp.                            71,300           1,271,279
 * Internet Commerce Corp.                                   23,500              22,560
 * Internet Pictures Corp.                                    4,000               8,880
 * Internet Security Systems, Inc.                           31,600             536,252
 * Interphase Corp.                                             500               8,550
   Interpool, Inc.                                           39,000             592,800
   Interstate Bakeries Corp.                                 53,200             837,900
 * Interstate Hotels & Resorts, Inc.                         30,000             161,400
 * Interwoven, Inc.                                          72,675           1,088,672
 * Intrusion, Inc.                                           57,300              42,975
   Investors Title Co.                                        1,100              33,660

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Invision Technologies, Inc.                               33,800   $       1,007,916
 * Invivo Corp.                                              45,750             968,116
   Iomega Corp.                                             213,500           1,172,115
*# Ionics, Inc.                                              66,400           2,134,760
 * Iridex Corp.                                               6,200              34,007
   Irwin Financial Corp.                                     17,900             541,654
 * Isle of Capri Casinos, Inc.                               98,400           1,982,858
 * ITLA Capital Corp.                                        18,200             914,004
 * ITXC Corp.                                               166,000             655,700
 * IXYS Corp.                                               134,597           1,130,615
 * J & J Snack Foods Corp.                                   16,300             586,800
 * J Net Enterprises, Inc.                                   19,000              21,850
 * J. Alexander's Corp.                                      11,800              88,500
 * J. Jill Group, Inc.                                       36,000             458,640
 * Jack in the Box, Inc.                                     22,900             477,465
   Jacksonville Bancorp, Inc.                                 2,200              82,181
 * Jaco Electronics, Inc.                                    21,850             154,043
 * Jacuzzi Brands, Inc.                                     451,400           2,911,530
 * Jakks Pacific, Inc.                                       77,950           1,059,341
 * JDA Software Group, Inc.                                  84,900           1,546,878
   Jefferies Group, Inc.                                     41,000           1,282,480
   JLG Industries, Inc.                                     242,700           3,650,208
 * Johnson Outdoors, Inc.                                    11,000             158,950
 * Jones Lang LaSalle, Inc.                                  10,600             222,070
 * Jos. A. Bank Clothiers, Inc.                              14,000             576,940
 * Joy Global, Inc.                                          55,400           1,163,400
 * JPS Industries, Inc.                                      18,000              39,240
 * Jupitermedia Corp.                                        34,800             175,740
   K Swiss, Inc. Class A                                     38,200           1,860,722
 * K2, Inc.                                                 147,868           2,262,380
 * Kadant, Inc.                                              39,528             709,528
 * Kaiser Aluminum Corp.                                     65,100               5,208
   Kaman Corp. Class A                                       66,000             849,420
*# Kansas City Southern Industries, Inc.                    209,500           2,786,350
 * Katy Industries, Inc.                                      2,000              12,300
   KB Home Corp.                                             14,900           1,026,312
*# Keane, Inc.                                               38,500             542,850
 * Keith Companies, Inc.                                     22,500             320,850
   Kellwood Co.                                              73,791           2,821,768
   Kelly Services, Inc.                                      62,400           1,777,152
 * Kemet Corp.                                              114,900           1,516,680
 * Kendle International, Inc.                                52,900             362,365
   Kennametal, Inc.                                          98,800           3,797,872
 * Kennedy-Wilson, Inc.                                      13,500              81,540
   Kewaunee Scientific Corp.                                  5,000              56,500
 * Key Energy Group, Inc.                                   396,400           3,611,204
 * Key Technology, Inc.                                       7,100              98,832
 * Key Tronic Corp.                                           5,400              11,551
 * Keynote Systems, Inc.                                     86,900           1,072,346
 * Keystone Automotive Industries, Inc.                      64,500           1,571,865
 * Kforce, Inc.                                             142,667           1,205,536
   Kimball International, Inc. Class B                       37,463             555,202
 * Kindred Healthcare, Inc.                                  52,800           2,723,952
 * Kirby Corp.                                                3,000              90,000
   Klamath First Bancorp, Inc.                               12,300             315,495
 * Knight Trading Group, Inc.                               406,400           5,864,352
 * Koala Corp.                                               15,200               1,748
 * Korn/Ferry International                                  88,500             887,655
 * Kroll, Inc.                                               78,762           1,886,350
 * Kulicke & Soffa Industries, Inc.                          96,300           1,587,024
 * KVH Industries, Inc.                                       2,900              91,466
   La-Z-Boy, Inc.                                             9,344   $         188,749
 * LaBarge, Inc.                                              5,000              31,250
 * LabOne, Inc.                                              23,300             675,467
   Labranche & Co., Inc.                                      6,000              49,620
   Ladish Co., Inc.                                          59,900             491,779
   LaFarge North America, Inc.                               35,400           1,348,740
 * Lakeland Industries, Inc.                                  2,783              35,984
 * Lakes Entertainment, Inc.                                 22,900             329,737
 * Lamson & Sessions Co.                                     84,000             491,400
   Lance, Inc.                                              239,300           3,352,593
 * Lancer Corp.                                               4,200              23,058
   Landamerica Financial Group, Inc.                         72,800           3,741,920
 * Landec Corp.                                               1,300               8,450
   Landry's Restaurants, Inc.                               160,250           3,929,330
 * Larscom, Inc.                                                928               4,696
 * Latitude Communications, Inc.                              4,300              16,770
 * Lattice Semiconductor Corp.                               83,700             792,639
 * Lawson Software, Inc.                                     33,900             286,116
 * Layne Christensen Co.                                     16,300             169,520
 * Lazare Kaplan International, Inc.                         16,500             111,375
 * LCA-Vision, Inc.                                          37,200             624,216
 * LCC International, Inc. Class A                           75,600             371,196
 * Lecroy Corp.                                              17,900             298,930
 # Lennar Corp. A Shares                                     63,500           6,216,650
   Lennar Corp. B Shares                                      6,350             592,074
   Lennox International, Inc.                               118,400           2,012,800
 * Lesco, Inc.                                               74,800             955,196
*# Level 8 Systems, Inc.                                      1,000                 390
 * Lexent, Inc.                                             142,200             207,612
 * Lexicon Genetics, Inc.                                   109,400             574,350
   Liberty Corp.                                             28,900           1,284,605
 * Lifecore Biomedical, Inc.                                 65,100             436,170
 # Lifetime Hoan Corp.                                       22,600             316,400
 * Lightbridge, Inc.                                         84,600             814,698
 * Lin TV Corp.                                              16,600             372,670
 * Linens 'n Things, Inc.                                    28,100             826,421
 * Lipid Sciences, Inc.                                       3,600               8,928
   Liquid Audio, Inc.                                         2,200                 605
   Lithia Motors, Inc. Class A                               66,145           1,641,719
 # LNR Property Corp.                                       144,600           6,398,550
 * LogicVision, Inc.                                         61,900             277,931
   Lone Star Steakhouse & Saloon, Inc.                       70,100           1,617,207
 * Lone Star Technologies, Inc.                              65,000             900,250
   Longs Drug Stores Corp.                                  153,400           3,758,300
   Longview Fibre Co.                                       187,700           2,059,069
 * Louisiana-Pacific Corp.                                  371,700           6,724,053
   LSI Industries, Inc.                                      55,056             685,447
 * LTX Corp.                                                 98,700           1,646,316
 * Luby's, Inc.                                              84,100             316,216
   Lufkin Industries, Inc.                                   22,400             582,176
 * Lydall, Inc.                                              51,000             624,240
   M/I Schottenstein Homes, Inc.                             79,700           3,056,495
 * Mac-Gray Corp.                                            31,200             156,000
 * Macromedia, Inc.                                          22,400             459,424
*# Magna Entertainment Corp.                                 60,500             284,350
 * Magnetek, Inc.                                            61,700             397,965
 * Magnum Hunter Resources, Inc.                             40,500             364,095
 * Mail-Well, Inc.                                          125,200             473,256
 * Main Street & Main, Inc.                                  12,100              29,645
 * MAIR Holdings, Inc.                                      100,100             761,761
 * Management Network Group, Inc.                            46,300             149,456

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Manchester Technologies, Inc.                             16,900   $          55,770
 * Manning (Greg) Auctions, Inc.                                300               3,375
   Manor Care, Inc.                                          70,100           2,475,932
 * Manufacturers' Services Ltd.                             148,500             905,850
 * Manugistic Group, Inc.                                   194,600           1,296,036
 * Mapinfo Corp.                                             60,100             531,885
 * Marimba, Inc.                                             70,600             362,884
   Marine Products Corp.                                     12,420             203,067
 * MarineMax, Inc.                                           41,900             796,100
   Maritrans, Inc.                                           10,600             176,066
*# MarketWatch.com, Inc.                                     93,700             830,182
 * MarkWest Hydrocarbon, Inc.                                21,340             245,410
   Marsh Supermarkets, Inc. Class A                           3,100              34,069
 * Martha Stewart Living Omnimedia,
     Ltd.                                                    24,600             240,588
   Massey Energy Co.                                        310,370           4,314,143
 * Mastec, Inc.                                              69,600             924,288
 * Material Sciences Corp.                                   71,700             680,433
 * Matria Healthcare, Inc.                                   45,400             927,522
 * Matrix Service Co.                                        63,400           1,011,230
 * MatrixOne, Inc.                                           96,800             575,960
 * Mattson Technology, Inc.                                 130,806           2,007,872
 * Max & Ermas Restaurants, Inc.                              1,400              26,075
 * Maxco, Inc.                                                2,700               7,088
   Maxcor Financial Group, Inc.                              33,200             434,920
 * Maxicare Health Plans, Inc.                                1,060                 265
*# Maxim Pharmaceuticals, Inc.                              106,900             761,128
 * Maxtor Corp.                                               2,790              31,136
 * Maxwell Shoe Company, Inc.                                45,400             798,586
 * Maxwell Technologies, Inc.                                31,100             250,355
 * Maxygen, Inc.                                             86,003             933,133
   MB Financial, Inc.                                        13,100             680,676
   McGrath Rent Corp.                                         8,400             230,076
   McRae Industries, Inc. Class A                            12,800             117,120
 # MDC Holdings, Inc.                                        55,849           3,873,687
 * Meade Instruments Corp.                                   97,800             410,760
 * Meadow Valley Corp.                                        1,000               1,649
 * Meadowbrook Insurance Group, Inc.                         33,200             132,800
 * Medarex, Inc.                                            195,900           1,332,120
 * MedCath Corp.                                             38,100             361,531
 * Media Arts Group, Inc.                                    62,000             244,280
   Media General, Inc. Class A                               23,000           1,538,470
 * Mediacom Communications Corp.                             11,000              84,810
 * Medical Action Industries, Inc.                            1,200              19,920
 * Medical Staffing Network Holdings,
     Inc.                                                    19,000             185,250
 * Medquist, Inc.                                           140,400           2,160,756
 * MedSource Technologies, Inc.                              59,667             275,662
 * Medstone International, Inc.                               9,400              44,377
 * MEDTOX Scientific, Inc.                                   14,600              81,760
 * MEMC Electronic Materials, Inc.                          133,600           1,450,896
*# Mens Warehouse, Inc.                                       7,300             224,329
 * Mentor Graphics Corp.                                      8,000             117,200
 * Mercury Air Group, Inc.                                   14,000              68,600
 * Meridian Resource Corp.                                   74,100             337,896
 * Merix Corp.                                               65,250           1,362,420
 * Merrimac Industries, Inc.                                 12,700              75,565
 * Mesa Air Group, Inc.                                     107,500           1,295,375
   Mesa Labs, Inc.                                            1,000               9,045
 * Meta Group, Inc.                                          19,400             109,028
 * MetaSolv, Inc.                                           135,060             324,144
   Methode Electronics, Inc. Class A                         21,800   $         279,694
 # Metris Companies, Inc.                                   171,100             763,106
 * Metro One Telecommunications, Inc.                       104,299             202,340
 * Metrologic Instruments, Inc.                              52,200           1,421,928
 * Metromedia International Group, Inc.                       4,900                 747
   MGP Ingredients, Inc.                                      7,300              86,140
 * Michael Anthony Jewelers, Inc.                             9,600              19,536
 * Micro Component Technology, Inc.                          34,400              51,600
 * Micro Linear Corp.                                        54,300             325,800
 * MicroFinancial, Inc.                                      12,500              39,875
 * Micromuse, Inc.                                           55,700             448,385
 * Micros to Mainframes, Inc.                                 4,000               5,440
 * Microsemi Corp.                                           72,500           1,756,675
 * Microtek Medical Holdings, Inc.                          103,520             423,397
 * Microtune, Inc.                                          178,210             390,280
 * Midas, Inc.                                              109,300           1,655,895
   Middleby Corp.                                            12,500             426,513
   Midland Co.                                               12,200             258,396
*# Midway Games, Inc.                                       196,500             664,170
 * Midwest Express Holdings, Inc.                            48,400             200,860
   Milacron, Inc.                                           151,787             352,146
   Millennium Chemicals, Inc.                               320,950           3,472,679
 * Miller Industries, Inc.                                   49,800             308,760
 * Millerbuilding Systems Escrow
     Shares                                                   5,400               1,620
 * MIM Corp.                                                 34,700             244,635
   Minerals Technologies, Inc.                              128,700           6,879,015
 * MIPS Technologies, Inc.                                   73,870             402,592
 * Misonix, Inc.                                             26,100             106,253
 * Mission Resources Corp.                                   74,600             134,280
 * Mississippi Chemical Corp.                                 7,700                 616
 * Mitcham Industries, Inc.                                  30,600              63,036
 * MKS Instruments, Inc.                                     26,186             725,614
 * Mobile Mini, Inc.                                         41,402             816,861
 * Modem Media, Inc.                                          1,200               7,572
   Modine Manufacturing Co.                                  32,095             818,743
 * Modtech Holdings, Inc.                                    63,529             526,655
 * Moldflow Corp.                                            43,300             487,125
 * Monaco Coach Corp.                                        36,900             858,294
 * Mondavi (Robert) Corp. Class A                            28,500             997,500
 * Monro Muffler Brake, Inc.                                 17,850             395,378
 * Monterey Pasta Co.                                        19,596              75,053
*# Mony Group, Inc.                                           2,262              71,298
 * Moog, Inc. Class A                                        21,450             933,075
 * Motor Car Parts & Accessories, Inc.                        7,500              42,225
   Movado Group, Inc.                                        42,600           1,158,294
 * Movie Gallery, Inc.                                       54,675             967,201
 * MPS Group, Inc.                                          544,200           5,006,640
 * MRO Software, Inc.                                       194,000           2,677,200
 * MRV Communications, Inc.                                  81,606             327,240
 * MSC Software Corp.                                        83,600             823,460
   MTS Systems Corp.                                         67,660           1,256,446
 * Mueller Industries, Inc.                                  98,700           3,189,984
   Myers Industries, Inc.                                    58,025             727,053
 * Nabi Biopharmaceuticals                                  142,100           1,530,417
   Nacco Industries, Inc. Class A                            17,900           1,396,200
*# Nanogen, Inc.                                             63,720             210,276
 * Nanometrics, Inc.                                         53,300             778,180
*# Napco Security Systems, Inc.                               3,700              30,063
   Nash-Finch Co.                                            33,400             671,674
 * Nashua Corp.                                              10,700              93,946

                                                             SHARES              VALUE+
                                                     --------------   -----------------
*# Nastech Pharmaceutical Co., Inc.                           3,000   $          30,150
 * NATCO Group, Inc. Class A                                 45,400             272,400
 * Nathans Famous, Inc.                                      15,400              79,772
 * National Equipment Services, Inc.                          5,900                 413
 * National Home Health Care Corp.                            9,481              83,812
   National Presto Industries, Inc.                          10,900             388,040
 * National Processing, Inc.                                  1,300              31,525
 * National RV Holdings, Inc.                                50,900             547,175
 * National Technical Systems, Inc.                          17,200              98,728
 * National Western Life Insurance Co.
     Class A                                                    500              73,103
 * Natrol, Inc.                                              11,900              34,510
   Nature's Sunshine Products, Inc.                          21,458             173,381
 * Natus Medical, Inc.                                       55,800             209,808
 * Navidec, Inc.                                                105                 113
 * Navigant Consulting, Inc.                                 14,000             242,200
 * Navigant International, Inc.                              52,700             732,530
 * Navigators Group, Inc.                                     8,400             267,204
 * NCI Building Systems, Inc.                                77,300           1,800,317
 * NCO Group, Inc.                                           88,300           2,039,730
 * NCO Portfolio Management, Inc.                            14,700             110,250
 * Nektar Therapeutics                                        1,200              15,816
   Nelson (Thomas), Inc.                                     31,200             549,120
*# Neoforma, Inc.                                            52,800             842,688
 * NeoMagic Corp.                                            61,167             198,181
 * Neopharm, Inc.                                               920              16,505
 * Neose Technologies, Inc.                                  17,900             150,897
 * Net2Phone, Inc.                                          156,829             988,023
   NetBank, Inc.                                             40,362             528,742
 * Netegrity, Inc.                                          130,600           1,599,850
 * NetIQ Corp.                                               60,800             728,992
 * Netopia, Inc.                                             69,500           1,063,350
 * NetRatings, Inc.                                         204,400           2,068,528
 * Netscout System, Inc.                                    143,700           1,253,064
 * NetSolve, Inc.                                            29,200             240,608
 * Network Equipment Technologies, Inc.                     162,000           1,684,800
 * Neurogen Corp.                                            63,100             402,641
 * New Brunswick Scientific Co., Inc.                         8,738              53,293
 # New Century Financial Corp.                              108,300           4,120,815
 * New Focus, Inc.                                          192,400             940,836
 * Newfield Exploration Co.                                   3,327             136,074
   Newmil Bancorp, Inc.                                       4,000             107,160
 * Newpark Resources, Inc.                                  184,900             743,298
 * Newport Corp.                                            182,200           3,102,866
 * Niagara Corp.                                             14,900              42,018
   NL Industries, Inc.                                      107,400           1,920,312
 * NMS Communications Corp.                                  44,000             257,400
 * NMT Medical, Inc.                                          8,200              28,700
   NN, Inc.                                                   2,300              26,726
 * Nobel Learning Communities, Inc.                           4,900              24,010
   Noble International, Ltd.                                  8,400             141,204
 * Norstan, Inc.                                             18,800              58,280
 * North America Galvanizing &
     Coatings, Inc.                                           1,100               1,507
 * North American Scientific, Inc.                           50,500             505,000
   North Central Bancshares, Inc.                             3,500             134,785
   Northeast Pennsylvania Financial
     Corp.                                                    4,100              79,950
 * Northland Cranberries, Inc.                                9,125               6,570
   Northrim BanCorp, Inc.                                    12,210             278,754
 * Northwest Pipe Co.                                        30,100             445,480
 * Novadigm, Inc.                                             2,000   $           7,400
 * Novamed Eyecare, Inc.                                      5,400              12,960
 * Novell, Inc.                                              21,280             202,160
 * Novellus Systems, Inc.                                    30,633           1,340,500
 * Novoste Corp.                                             53,308             267,073
 * NS Group, Inc.                                            91,400             682,758
 * Nu Horizons Electronics Corp.                             94,917             761,238
 * NuCo2, Inc.                                               17,000             213,860
 * Nuevo Energy Co.                                         118,300           2,335,242
   NUI Corp.                                                  1,195              18,678
 * Numerex Corp. Class A                                     11,700              45,630
 * Nutraceutical International Corp.                         24,400             315,980
   NWH, Inc.                                                 20,800             404,144
 * NYFIX, Inc.                                               93,720             780,688
   Nymagic, Inc.                                              8,000             214,640
 * O'Charleys, Inc.                                          47,591             811,427
 * OAO Technology Solutions, Inc.                            54,200             169,104
 * Obie Media Corp.                                          35,100              95,297
 * Oceaneering International, Inc.                            8,800             192,280
   OceanFirst Financial Corp.                                28,050             739,679
 * Ocular Sciences, Inc.                                      2,100              60,123
 * Ocwen Financial Corp.                                    270,900           1,882,755
 * Odd Job Stores, Inc.                                       9,000              27,450
*# Officemax, Inc.                                          348,400           3,424,772
 * Offshore Logistics, Inc.                                  97,700           2,466,925
 * Ohio Casualty Corp.                                      194,800           3,313,548
 * Oil States International, Inc.                             9,700             121,832
   Oil-Dri Corp. of America                                  27,600             413,724
 * Old Dominion Freight Lines, Inc.                          12,750             406,343
   Olin Corp.                                                25,540             465,083
 * Olympic Steel, Inc.                                       41,600             234,832
 * OM Group, Inc.                                            74,800           1,810,908
 * Omega Protein Corp.                                       32,229             201,431
   Omnicare, Inc.                                           171,200           6,834,304
 * Omnova Solutions, Inc.                                    54,000             197,100
 * Omtool, Ltd.                                                 514               3,691
 * On Assignment, Inc.                                      110,300             559,221
 * One Price Clothing Stores, Inc.                              486                 272
 # Oneida, Ltd.                                              66,900             317,775
*# Onvia.com, Inc.                                              600               2,700
 * Onyx Acceptance Corp.                                      8,400              92,568
 * OPENT Technologies, Inc.                                 137,800           2,479,022
 * Opinion Research Corp.                                    30,600             173,502
 * Oplink Communications, Inc.                               74,400             177,816
 * Opti, Inc.                                                43,753              62,129
 * Optical Communication Products, Inc.                      32,318             128,302
 * Option Care, Inc.                                         52,038             517,258
 * Orbital Sciences Corp.                                    93,500             857,395
 * Oregon Steel Mills, Inc.                                 133,500             396,495
 * Orleans Homebuilders, Inc.                                 3,900             110,526
*# Orthodontic Centers of America, Inc.                     151,900           1,076,971
 * Orthologic Corp.                                         113,800             821,636
 * OSI Pharmaceutical, Inc.                                  11,200             332,976
*# OSI Systems, Inc.                                         57,200           1,062,776
 * Osteotech, Inc.                                           64,000             489,600
   Outlook Group Corp.                                        9,200              46,000
 * Overland Storage, Inc.                                    35,600             699,896
   Overseas Shipholding Group, Inc.                          99,500           2,800,925
 * Owens-Illinois, Inc.                                     214,700           2,421,816
   Oxford Industries, Inc.                                   12,000             819,360
 * OYO Geospace Corp.                                         5,500              73,095

                                                             SHARES              VALUE+
                                                     --------------   -----------------
*# Pacific Mercantile Bancorp                                29,100   $         267,720
 * Pacific Premier Bancorp, Inc.                                720               6,948
 * Pacificare Health Systems, Inc.                          136,300           8,874,493
 * Pain Therapeutics, Inc.                                   70,900             432,490
 * Palm Harbor Homes, Inc.                                   44,666             848,654
 * Palmone Inc                                               72,413           1,084,023
 * Palmsource Inc                                            22,433             574,060
 * PAM Transportation Services, Inc.                         20,272             396,318
 * Paradyne Networks Corp.                                  108,600             498,474
 * Parallel Petroleum Corp.                                  47,510             180,966
 * Parexel International Corp.                               12,100             223,608
   Park Electrochemical Corp.                                49,650           1,268,558
 * Parker Drilling Co.                                      385,300             920,867
 * Park-Ohio Holdings Corp.                                  44,600             326,918
   Parkvale Financial Corp.                                   2,400              64,008
 * Parlex Corp.                                              36,000             293,400
 * Parlux Fragrances, Inc.                                   13,400              43,537
 * Pathmark Stores, Inc.                                     87,938             638,430
   Patina Oil & Gas Corp.                                    23,281           1,044,851
   Patriot Bank Corp.                                         3,740              83,215
*# Patterson-UTI Energy, Inc.                                 6,400             183,872
 * Paxar Corp.                                               29,900             393,185
*# Payless ShoeSource, Inc.                                  46,300             596,344
 * PC Connection, Inc.                                      128,000           1,120,000
 * PC Mall, Inc.                                             37,600             502,336
 * PC-Tel, Inc.                                             143,204           1,281,676
 * PDI, Inc.                                                 57,000           1,647,300
   Peabody Energy Corp.                                      19,300             650,410
 * Pediatrix Medical Group, Inc.                             45,000           2,414,700
 * Peerless Manufacturing Co.                                 2,400              28,452
 * Peerless Systems Corp.                                    14,200              48,280
*# Pegasus Communications Corp.                              14,700             295,029
 * Pegasus Solutions, Inc.                                   81,900             972,972
 * Pegasystems, Inc.                                        125,340           1,002,720
 * Pemstar, Inc.                                            152,800             574,528
   Penford Corp.                                              7,800             112,554
*# Penn Treaty American Corp.                                69,300             111,573
   Penn Virginia Corp.                                       21,090             989,332
   Penn-America Group, Inc.                                  23,922             349,500
   Pennfed Financial Services, Inc.                          15,300             493,410
 # Pep Boys - Manny, Moe & Jack                             205,300           4,208,650
 * Perceptron, Inc.                                          21,250             157,250
 * Performance Technologies, Inc.                            43,000             580,070
 * Pericom Semiconductor Corp.                               77,700             910,644
 * Perini Corp.                                               5,800              52,258
   Perrigo Co.                                               25,600             386,304
 * Perry Ellis International, Inc.                            9,200             223,201
 * Per-Se Technologies, Inc.                                  1,200              16,860
 * Petrocorp, Inc.                                            4,900              66,346
 * Petroleum Development Corp.                               78,450           1,113,990
 # PetSmart, Inc.                                            39,750             960,360
   PFF Bancorp, Inc.                                         41,440           1,549,856
 * Pharmacopeia, Inc.                                       132,600           1,657,500
 * Pharmacyclics, Inc.                                       74,100             474,240
 * PharmChem, Inc.                                              700                 196
 * Philadelphia Consolidated Holding
     Corp.                                                   17,800             901,214
   Phillips-Van Heusen Corp.                                103,400           1,819,840
 * Phoenix Technologies, Ltd.                                89,600             780,416
 * Photon Dynamics, Inc.                                     43,000           1,754,830
 * Photronics, Inc.                                          15,800             291,826
 * Piccadilly Cafeterias, Inc.                               27,500   $           4,950
 * Pico Holdings, Inc.                                       62,960             945,659
   Pier 1 Imports, Inc.                                      42,400           1,081,200
   Pilgrims Pride Corp. Class B                             166,000           2,481,700
 * Pinnacle Entertainment, Inc.                              96,100             877,393
 * Pinnacle Systems, Inc.                                   187,400           1,562,916
 * Pinnacor, Inc.                                            25,000              56,750
 * Pioneer Natural Resources Co.                             78,500           2,226,260
 * Pixelworks, Inc.                                          56,700             748,440
 * Plains Exploration & Production Co.                       46,580             652,586
 * Plains Resources, Inc.                                    66,900           1,038,288
 * Planar Systems, Inc.                                      25,000             595,000
 * PlanVista Corp.                                            1,000               1,900
 * Plato Learning, Inc.                                     111,873           1,110,899
 * Plexus Corp.                                              34,600             614,150
 * PLX Technology, Inc.                                      94,430             887,642
 # PMA Capital Corp. Class A                                  9,000              35,730
   Pocahontas Bancorp, Inc.                                   9,400             132,540
 * Polycom, Inc.                                             11,800             233,876
   PolyMedica Corp.                                         100,600           2,607,552
 * Polyone Corp.                                             34,600             205,870
   Pomeroy IT Solutions, Inc.                                74,700           1,091,367
   Pope & Talbot, Inc.                                       55,700             754,735
   Potlatch Corp.                                           105,200           3,392,700
 * Powell Industries, Inc.                                   44,635             752,546
 * Power-One, Inc.                                          212,500           1,791,375
 * Powerwave Technologies, Inc.                             121,200             902,940
 * PRAECIS Pharmaceuticals, Inc.                            262,000           1,991,200
   Precision Castparts Corp.                                 71,900           2,913,388
   Presidential Life Corp.                                  180,300           2,614,350
 * Presstek, Inc.                                           129,800           1,044,890
*# PRG-Schultz International, Inc.                          157,600             780,120
 * Price Communications Corp.                                47,791             614,114
 * Pride International, Inc.                                255,200           4,070,440
 * Prime Hospitality Corp.                                  175,200           1,930,704
 * Prime Medical Services, Inc.                             140,200             710,814
 * Primus Knowledge Solutions, Inc.                           7,600              33,820
 * Printronix, Inc.                                          14,100             232,509
*# Proassurance Corp.                                        92,380           2,854,542
 * Procom Technology, Inc.                                    3,500               1,558
 * Progenics Pharmaceuticals, Inc.                            6,600             115,764
   Programmers Paradise, Inc.                                   100                 712
 * Progressive Software Holding, Inc.                           850                   1
 * Protection One, Inc.                                      48,700              21,915
*# Protein Design Labs, Inc.                                 23,900             331,254
   Proton Energy Systems, Inc.                              163,800             429,156
 * Provant, Inc.                                              2,400                   2
   Providence & Worcester Railroad Co.                       10,700              97,156
   Provident Financial Group, Inc.                            5,100             157,896
 * Providian Financial Corp.                                  5,900              66,670
 * Province Healthcare Co.                                   32,400             496,692
 * PSS World Medical, Inc.                                  290,300           2,975,575
 * PTEK Holdings, Inc.                                      164,900           1,437,928
   Pulaski Financial Corp.                                   10,200             163,098
   Pulitzer, Inc.                                            30,100           1,595,300
 * Pure World, Inc.                                           5,600              12,712
   Pyramid Breweries, Inc.                                   14,200              45,156
 * QRS Corp.                                                 24,500             249,655
   Quaker Fabric Corp.                                       64,400             562,212
 * Quality Dining, Inc.                                      13,800              39,882
 * Quality Systems, Inc.                                      5,800             248,240

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Quanex Corp.                                              42,200   $       1,668,166
 * Quanta Services, Inc.                                    203,400           1,556,010
 * Quantum Corp.- DLT                                        42,600             134,616
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                          9,900              69,201
 * Quicklogic Corp.                                          53,500             333,840
 * Quidel Corp.                                               8,500              73,100
 * Quipp, Inc.                                                  900              11,025
 * Quovadx, Inc.                                            110,527             538,266
 * R & B, Inc.                                                9,400             131,600
 * Radiant Systems, Inc.                                      2,600              18,460
 * Radio One, Inc.                                           16,100             282,716
 * Radiologix, Inc.                                          93,700             285,785
 * RadiSys Corp.                                             61,900           1,138,960
 * Railamerica, Inc.                                        153,200           1,738,820
 * Rainbow Technologies, Inc.                                72,100             894,040
 * Ralcorp Holdings, Inc.                                    10,000             302,800
 * Range Resources Corp.                                    215,000           1,698,500
   Raven Industries, Inc.                                    24,000             664,560
 * Raytech Corp.                                             33,940             125,578
 * RC2 Corp.                                                 38,900             827,792
 * RCM Technologies, Inc.                                    84,800             617,344
*# RCN Corp.                                                 19,900              20,298
 * Reading International, Inc. Class A                        4,720              29,453
 * Reading International, Inc. Class B                        1,180               6,962
*# Redhook Ale Brewery, Inc.                                 35,500             105,755
   Regal-Beloit Corp.                                        32,032             661,461
 * Regent Communications, Inc.                              198,550           1,292,561
 * Register.Com, Inc.                                       117,700             570,845
 * Rehabcare Group, Inc.                                     49,000             870,240
 * Reliability, Inc.                                          8,300               9,047
   Reliance Steel & Aluminum Co.                            116,426           3,432,238
 * Reliant Resources, Inc.                                   15,900             104,304
 * Remec, Inc.                                              161,800           1,815,396
 * Remington Oil & Gas Corp.                                  4,500              80,325
 * Rent-Way, Inc.                                           211,400           1,566,474
*# Reptron Electronics, Inc.                                  7,538               1,281
   Republic Bankshares, Inc.                                 34,700           1,035,101
 * Republic First Bancorp, Inc.                               1,200              15,612
 * Res-Care, Inc.                                            99,700             732,795
   Resource America, Inc.                                    78,139           1,018,151
 * Respironics, Inc.                                          6,200             282,100
 * Restoration Hardware, Inc.                                89,700             549,861
 * Retail Ventures Inc.                                     115,400             623,160
 * Retek, Inc.                                               88,800             921,744
 * Rex Stores Corp.                                          55,175             867,903
 * RF Monolithics, Inc.                                      47,200             413,944
   Richardson Electronics, Ltd.                              79,900             814,980
   Riggs National Corp.                                      97,451           1,672,259
 * Right Management Consultants, Inc.                        24,975             446,303
 * Rita Medical Systems, Inc.                                17,700              75,225
 * Riverstone Networks, Inc.                                247,600             272,360
 * Riviera Tool Co.                                           2,000               9,020
   RLI Corp.                                                 82,300           2,979,260
 * RMH Teleservices, Inc.                                    39,900             205,884
 * Roadhouse Grill, Inc.                                     21,850               5,463
 # Roadway Corp.                                              6,400             326,400
   Roanoke Electric Steel Corp.                              14,100             136,065
   Robbins & Myers, Inc.                                     69,100           1,524,346
 * Robotic Vision Systems, Inc.                                 100                  67
 * Rochester Medical Corp.                                    4,400              39,380
   Rock-Tenn Co. Class A                                    193,800   $       3,081,420
 * Rocky Shoes & Boots, Inc.                                  5,300              91,690
 * Rofin-Sinar Technologies, Inc.                            14,600             469,682
 * Rogue Wave Software, Inc.                                 49,100             322,587
 * Ross Systems, Inc.                                        11,500             207,115
   Roto-Rooter, Inc.                                          6,900             253,989
 * Rouge Industries, Inc. Class A                            10,200                 816
   RPC, Inc.                                                 20,700             208,035
   RPM, Inc.                                                283,500           4,289,355
*# RSA Security, Inc.                                       225,800           3,319,260
 * RTI International Metals, Inc.                           107,300           1,453,915
 * RTW, Inc.                                                 43,900             283,550
 * Rubio's Restaurants, Inc.                                 28,800             174,240
   Ruddick Corp.                                             45,000             760,500
 * Rush Enterprises, Inc. Class A                             8,600              66,478
 * Rush Enterprises, Inc. Class B                             7,300              59,714
   Russ Berrie & Co., Inc.                                    4,000             133,400
   Russell Corp.                                            120,300           2,212,317
 * Ryan's Family Steak Houses, Inc.                         180,450           2,677,878
   Ryder System, Inc.                                       196,500           6,128,835
   Ryerson Tull, Inc.                                        90,000             810,900
   Ryland Group, Inc.                                        52,600           4,847,090
 * S&K Famous Brands, Inc.                                    3,700              66,156
 * S1 Corp.                                                  85,300             753,199
 * Safeguard Scientifics, Inc.                              343,100           1,173,402
 * Safety Components International, Inc.                        129               1,522
 * Saks, Inc.                                               235,700           3,625,066
*# Salton, Inc.                                              49,700             668,962
 * San Filippo (John B.) & Son, Inc.                         11,200             445,760
 * Sanchez Computer Associates, Inc.                         28,174             122,557
   Sanderson Farms, Inc.                                      6,100             209,718
 * Sangamo BioSciences, Inc.                                178,500             813,960
   Saucony, Inc. Class A                                      4,600              78,108
   Saucony, Inc. Class B                                     25,000             415,000
   Sauer-Danfoss, Inc.                                       36,100             577,600
 * Savient Pharmaceuticals, Inc.                             79,700             393,718
 * SBA Communications Corp.                                  76,097             263,296
 * SBS Technologies, Inc.                                    67,700             991,805
 * ScanSoft, Inc.                                           130,118             780,708
 * Scheid Vineyards, Inc.                                    13,600              57,188
 * Schein (Henry), Inc.                                      52,700           3,546,183
 * Schlotzskys, Inc.                                          4,000              10,080
   Schnitzer Steel Industries, Inc. Class A                  18,800           1,017,268
 * Scholastic Corp.                                          23,861             791,708
 * Schuff International, Inc.                                   100                 143
   Schulman (A.), Inc.                                       92,600           1,810,330
   Schweitzer-Maudoit International, Inc.                     8,400             232,848
 * SCM Microsystems, Inc.                                    24,742             205,359
   SCPIE Holdings, Inc.                                       5,000              49,750
 * SCS Transportation, Inc.                                  52,900             879,727
   Seaboard Corp.                                             2,800             645,400
 * Seabulk International, Inc.                                9,600              84,000
 * Seachange International, Inc.                             36,000             541,800
 * Seacor Smit, Inc.                                         65,250           2,488,635
 * Segue Software, Inc.                                       6,600              16,962
 * Selectica, Inc.                                          242,100           1,123,344
   Selective Insurance Group, Inc.                           67,700           2,194,157
 * Semitool, Inc.                                           155,300           1,767,314
*# SEMX Corp.                                                20,400               2,040
 * Sequa Corp. Class A                                        5,900             281,725
 * Sequenom, Inc.                                           125,900             453,366

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * SeraCare Life Sciences, Inc.                               6,680   $          73,480
 * Serologicals Corp.                                       158,600           2,735,850
 * Service Corp. International                              483,100           2,391,345
 * SFBC International, Inc.                                   3,000              77,250
 * Sharper Image Corp.                                       57,600           1,821,312
 * Shaw Group, Inc.                                         101,500           1,321,530
 * Shiloh Industries, Inc.                                   65,600             296,184
 * Shoe Carnival, Inc.                                       39,400             712,352
 * Shoe Pavilion, Inc.                                        6,600               8,415
 * Shopko Stores, Inc.                                      107,900           1,796,535
 * Sierra Health Services, Inc.                              22,100             605,540
 * Sifco Industries, Inc.                                       600               2,100
 * Silicon Storage Technology, Inc.                           9,700             131,629
*# Silicon Valley Bancshares                                 12,100             444,433
 * Simon Worldwide, Inc.                                      9,800                 760
 * SimpleTech, Inc.                                             700               4,703
 * Sinclair Broadcast Group, Inc.
     Class A                                                239,700           2,749,359
 * Sipex Corp.                                              142,400           1,338,560
 * Sirenza Microdevices, Inc.                                   725               4,227
 * Sitel Corp.                                              155,800             366,130
 * Six Flags, Inc.                                           49,700             335,475
 * Skechers U.S.A., Inc. Class A                             55,100             409,393
   Sky Financial Group, Inc.                                  7,365             184,641
   Skyline Corp.                                             18,000             577,800
 * Skyworks Solutions, Inc.                                  26,200             230,298
 * Smart & Final Food, Inc.                                  10,800              98,604
 * SmartDisk Corp.                                           12,600               4,095
 * Smith & Wollensky Restaurant Group,
     Inc.                                                    56,900             332,296
   Smith (A.O.) Corp.                                        39,500           1,388,030
 * Sola International, Inc.                                  94,800           1,858,080
   Sonic Automotive, Inc.                                   100,700           2,260,715
 * Sonic Foundry, Inc.                                        1,900               4,180
 * Sonic Innovations, Inc.                                   31,494             192,113
 * SonicWALL, Inc.                                          191,100           1,526,889
 * SonoSite, Inc.                                             1,100              23,232
   Sound Federal Bancorp, Inc.                               45,306             763,406
 * SoundView Technology Group, Inc.                          50,560             780,646
 * Source Information Management, Inc.                       82,600             800,394
 * Sourcecorp, Inc.                                          47,600           1,164,296
   South Jersey Industries, Inc.                             22,200             874,680
 * Southern Energy Homes, Inc.                               15,300              40,545
 * Southern Union Co.                                        79,049           1,445,016
 * Southwall Technologies, Inc.                              20,400              17,748
 * Southwestern Energy Co.                                  105,000           2,143,050
 * Spanish Broadcasting System, Inc.                        246,700           2,479,335
   Spartan Motors, Inc.                                      18,900             179,550
 * Spartan Stores, Inc.                                      70,800             346,920
 * Specialty Laboratories, Inc.                              77,600           1,295,920
 * Spectrum Control, Inc.                                    65,400             465,713
 * Spherion Corp.                                           207,600           1,855,944
 * Spiegel, Inc. Class A Non-Voting                          38,100               3,334
 * Spinnaker Exploration Co.                                 21,100             555,774
 * Sport-Haley, Inc.                                          7,000              28,840
 * Sports Club Co., Inc.                                      2,000               4,000
 * SportsLine.Com, Inc.                                      44,480              48,483
 * SPS Technologies, Inc.                                    42,000           2,056,320
*# SR Telecom, Inc.                                           4,635              26,420
 * SRI/Surgical Express, Inc.                                 8,900              58,963
   SS&C Technologies, Inc.                                   49,400           1,457,300
*# SSE Telecom, Inc.                                          1,500   $               4
   St. Francis Capital Corp.                                  7,500             261,075
   St. Mary Land & Exploration Co.                           12,800             328,960
 * Staar Surgical Co.                                        53,857             591,942
 * Stamps.com, Inc.                                         136,849             855,306
   Standard Commercial Corp.                                 26,400             550,440
 * Standard Management Corp.                                 19,400              63,438
 * Standard Microsystems Corp.                               53,400           1,431,120
   Standard Motor Products, Inc. Class A                     32,800             329,640
   Standard Pacific Corp.                                   116,700           5,826,831
   Standard Register Co.                                     67,900           1,078,252
   Standex International Corp.                                2,800              76,356
   Stanley Furniture, Inc.                                    3,000              95,730
   State Auto Financial Corp.                                56,700           1,473,633
   State Financial Services Corp.
     Class A                                                 14,100             374,355
   Staten Island Bancorp, Inc.                              153,000           3,519,000
*# Steel Dynamics, Inc.                                     187,100           3,745,742
   Steel Technologies, Inc.                                  36,200             557,480
 * Stein Mart, Inc.                                         107,751             960,061
 * Steinway Musical Instruments, Inc.                        25,000             597,500
 * Stellent, Inc.                                           219,200           2,163,504
   Stepan Co.                                                10,600             265,636
   Sterling Bancorp                                           5,081             148,924
 * Sterling Financial Corp.                                  57,084           1,918,593
   Stewart & Stevenson Services, Inc.                        79,500           1,116,180
 * Stewart Enterprises, Inc.                                370,840           1,731,823
 * Stewart Information Services Corp.                        47,700           1,842,651
 * Stifel Financial Corp.                                     5,410              92,727
 * Stillwater Mining Co.                                     39,900             335,958
 * Stone Energy Corp.                                        21,552             805,183
 * Stonepath Group, Inc.                                      8,500              22,440
 * Stoneridge, Inc.                                         162,300           2,166,705
 * Stratasys, Inc.                                            3,800             171,000
   Strategic Distribution, Inc.                               3,490              52,385
 * Stratex Networks, Inc.                                     3,000              10,680
 * Stratos International, Inc.                               31,689             237,351
 * Stratus Properties, Inc.                                  13,650             144,417
   Stride Rite Corp.                                        148,711           1,720,586
 * Suburban Lodges of America, Inc.
     Escrow Shares                                           29,300                   0
 * Summa Industries, Inc.                                    15,600             137,280
 * Summit America Television, Inc.                           30,600             110,160
*# Sunrise Senior Living, Inc.                               74,500           2,571,740
   Sunrise Telecom, Inc.                                     17,600              68,640
 * Suntron Corp.                                              3,925              16,171
*# Supergen, Inc.                                            22,200             234,654
 * Superior Consultant Holdings Corp.                        50,200             238,952
   Superior Uniform Group, Inc.                               2,800              45,752
   Supreme Industries, Inc.                                   7,920              46,134
   Susquehanna Bancshares, Inc.                               4,600             122,452
 * Swift Energy Corp.                                       138,500           1,965,315
 * Swift Transportation, Inc.                                41,140             819,509
*# Switchboard, Inc.                                         76,400             511,880
   SWS Group, Inc.                                           75,300           1,416,393
 * Sycamore Networks, Inc.                                  351,300           1,868,916
 * Sykes Enterprises, Inc.                                  126,100           1,152,554
 * Sylvan Learning Systems, Inc.                            137,200           4,441,164
 * Sylvan, Inc.                                               6,200              74,927
 * Symmetricom, Inc.                                        315,926           2,222,223
 * Syms Corp.                                               120,700             837,658

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Synalloy Corp.                                             7,400   $          50,690
 * Synovis Life Technologies, Inc.                            9,500             244,245
   Sypris Solutions, Inc.                                    29,923             408,449
 * Systemax, Inc.                                            10,600              76,850
 * Systems & Computer Technology
     Corp.                                                  101,436           1,551,971
 * T-3 Energy Services, Inc.                                    620               3,584
   TALX Corp.                                                10,000             262,000
   Tandy Brand Accessories, Inc.                              1,000              15,000
   Tasty Baking Co.                                          10,200              86,190
   TB Woods Corp.                                            36,700             289,930
 * TBC Corp.                                                 72,700           2,154,101
 * TEAM America, Inc.                                           500                   5
 * Team, Inc.                                                 4,300              43,000
 * TeamStaff, Inc.                                           73,900             163,319
 * Technical Olympic USA, Inc.                               17,900             482,584
 * Technitrol, Inc.                                          13,100             311,649
 * TechTeam Global, Inc.                                     87,500             590,625
   Tecumseh Products Co. Class A                             33,500           1,378,860
   Tecumseh Products Co. Class B                              6,900             276,000
 * Teletech Holdings, Inc.                                  125,200           1,258,260
 * Telular Corp.                                             45,500             333,970
 * Tenneco Automotive, Inc.                                  73,600             408,480
 * Terayon Communication Systems,
     Inc.                                                   144,132             861,909
 * Terex Corp.                                              251,800           6,493,922
 * Terra Industries, Inc.                                   442,500           1,429,275
 * Tesoro Petroleum Corp.                                   128,000           1,623,040
 * Tessco Technologies, Inc.                                  4,200              64,302
*# Tetra Tech, Inc.                                           4,000             102,000
 * Tetra Technologies, Inc.                                  69,300           1,552,320
   Texas Industries, Inc.                                    79,500           2,322,195
   TF Financial Corp.                                         1,100              37,807
 * The Banc Corp.                                            74,400             648,768
   The Brink's Co.                                           48,852           1,084,514
 * The Dress Barn, Inc.                                      85,400           1,250,256
   The Marcus Corp.                                         112,700           1,684,865
 # The Phoenix Companies, Inc.                              313,300           3,524,625
 * The Rowe Companies                                        13,000              38,415
 * The Sports Authority, Inc.                                53,593           2,331,296
 * Theragenics Corp.                                        123,200             604,912
 * TheStreet.com, Inc.                                       87,200             398,504
 * Third Wave Technologies                                  139,700             600,710
 # Thomas & Betts Corp.                                     215,300           4,478,240
   Thomas Industries, Inc.                                   28,400             895,168
 * Thoratec Corp.                                           181,200           2,553,108
 * THQ, Inc.                                                 19,400             312,146
 * Three-Five Systems, Inc.                                 124,800             665,184
 * TIBCO Software, Inc.                                     234,520           1,371,942
 * Tier Technologies, Inc. Class B                           58,700             458,447
 * TII Network Technologies, Inc.                             5,200              13,260
   Timberland Bancorp, Inc.                                   8,400             204,204
 * Timco Aviation Services, Inc.                              2,358               1,061
 * Time Warner Telecom, Inc.                                110,500           1,165,775
   Timken Co.                                               198,100           3,393,453
*# Titan Pharmaceuticals, Inc.                               97,100             268,967
 * Titanium Metals Corp.                                     10,510             499,225
   Todd Shipyards Corp.                                      25,250             455,763
*# Toll Brothers, Inc.                                       85,100           3,523,991
 * Tollgrade Communications, Inc.                            31,700             548,727
 * Torch Offshore, Inc.                                      96,400             503,208
   Toro Co.                                                   4,400   $         217,976
 * Total Entertainment Restaurant Corp.                       4,700              56,917
 * Tower Automotive, Inc.                                   226,800           1,031,940
   Traffix, Inc.                                            105,000             525,000
 * Trailer Bridge, Inc.                                      12,300              73,923
 * Trammell Crow Co.                                        187,900           2,527,255
 * Trans World Entertainment Corp.                          274,400           1,940,008
 * Transact Technologies, Inc.                                5,500             128,425
 * Transcat, Inc.                                             7,000              23,380
 * Transgenomic, Inc.                                        78,200             143,106
 * Transkaryotic Therapies, Inc.                             89,240           1,159,228
 * Transmontaigne Oil Co.                                   115,200             692,352
 * Transport Corp. of America                                 2,000              14,100
 * Transpro, Inc.                                            47,200             159,536
 * Transtechnology Corp.                                        700               4,893
*# TRC Companies, Inc.                                       41,300             834,673
   Tredegar Industries, Inc.                                191,600           2,950,640
 * Triad Guaranty, Inc.                                       9,100             424,515
 * Triad Hospitals, Inc.                                     18,000             622,800
   Triarc Companies, Inc. Class A                            53,400             597,546
 * Trico Marine Services, Inc.                               80,400             102,912
 * Trident Microsystems, Inc.                                54,100           1,423,912
   Trinity Industries, Inc.                                 174,600           4,530,870
 * TriPath Imaging, Inc.                                     82,100             748,752
 * Tripos, Inc.                                              10,300              71,173
 * Triquint Semiconductor, Inc.                              90,500             731,240
 * Triumph Group                                             39,900           1,300,341
 * TriZetto Group, Inc.                                     132,900             857,205
 * Tropical Sportswear International
     Corp.                                                   21,900              91,761
 * Trover Solutions, Inc.                                    29,200             202,210
 * Trump Hotels & Casino Resorts, Inc.                       28,100              44,398
 * TTM Technologies, Inc.                                   152,000           2,568,800
 * Turnstone Systems, Inc.                                  230,900             667,301
 * Tweeter Home Entertainment Group,
     Inc.                                                    77,217             645,534
   Twin Disc, Inc.                                            3,500              62,843
 * Tyler Technologies, Inc.                                  86,000             722,400
 * U.S. Concrete, Inc.                                      129,800             765,690
 * U.S. Home & Garden, Inc.                                   3,000               1,650
 * U.S. Xpress Enterprises, Inc. Class A                     17,100             228,285
 * Ubics, Inc.                                                2,400                 372
 * UICI                                                     193,600           2,673,616
 * Ulticom, Inc.                                            132,600           1,434,732
 * Ultimate Electronics, Inc.                                73,600             607,200
 * Ultratech Stepper, Inc.                                   63,600           1,927,080
   UMB Financial Corp.                                       61,953           3,022,687
 * Unico American Corp.                                       9,400              49,679
 * Unifi, Inc.                                              284,300           1,458,459
   Unifirst Corp.                                            43,000             998,890
 * Uniroyal Technology Corp.                                  9,900                   1
 * Unit Corp.                                               123,000           2,533,800
   United Auto Group, Inc.                                  101,200           2,499,640
   United Community Financial Corp.                          90,700           1,017,654
   United Fire & Casualty Co.                                 4,600             184,000
   United Industrial Corp.                                   98,700           1,682,835
 * United Natural Foods, Inc.                                12,600             483,714
 * United Rentals, Inc.                                     265,600           4,918,912
 * United Retail Group, Inc.                                 11,842              37,894
 * United Road Services, Inc.                                   600                 102
 # United States Steel Corp.                                176,600           4,388,510

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * United Stationers, Inc.                                   16,900   $         681,915
 * United Therapeutics Corp.                                 67,200           1,264,704
   Unity Bancorp, Inc.                                       11,130             132,002
 * Universal Access Global Holdings, Inc.                        35                 140
 * Universal American Financial Corp.                       264,200           2,750,322
 * Universal Compression Holdings, Inc.                      19,700             461,965
   Universal Forest Products, Inc.                          107,628           3,276,196
 * Universal Stainless & Alloy Products,
     Inc.                                                    28,700             241,941
   Unizan Financial Corp.                                     5,300             113,950
 * Unova, Inc.                                              277,800           6,644,976
 * Urologix, Inc.                                            92,600             524,116
 * URS Corp.                                                 67,300           1,534,440
 * US Energy Corp.                                            4,600              12,558
 * US Oncology, Inc.                                        393,651           4,007,367
 * USA Truck, Inc.                                           14,500             156,310
   Usec, Inc.                                               242,800           1,828,284
   USF Corp.                                                 97,900           3,233,637
 * Vail Resorts, Inc.                                       114,500           1,743,835
 # Valeant Pharmaceuticals International                     46,300           1,107,033
 * ValueClick, Inc.                                         203,400           1,698,390
 * Valuevision Media, Inc. Class A                           11,200             173,600
 * Vans, Inc.                                                83,170           1,064,576
 * Varco International, Inc.                                  4,500              83,205
 * Variflex, Inc.                                             4,800              29,808
 * Vastera, Inc.                                            212,300             827,970
 * Veeco Instruments, Inc.                                   71,400           2,106,300
*# Venturi Partners, Inc.                                       316               3,796
 * Veritas DGC, Inc.                                         95,300             858,653
 * Verity, Inc.                                              21,800             313,048
 * Verso Technologies, Inc.                                  13,886              53,461
 * Verticalbuyer Inc.                                         1,212                  14
   Vesta Insurance Group, Inc.                               72,800             256,256
 * Vestin Group, Inc.                                         4,400               8,800
 * Viasat, Inc.                                              70,000           1,488,900
 * Vical, Inc.                                               85,700             430,214
 * Vicon Industries, Inc.                                    11,200              46,368
 * Vicor Corp.                                              105,300           1,210,950
 * Viisage Technology, Inc.                                   7,600              29,260
   Vintage Petroleum, Inc.                                  412,100           4,289,961
   Visteon Corp.                                             47,500             372,875
 * Visual Networks, Inc.                                      3,400               5,644
 * Vitesse Semiconductor, Inc.                               56,900             415,370
 * Vitria Technology, Inc.                                   29,940             170,059
 * Vl Dissolution Corp                                        4,834               3,577
 * Volt Information Sciences, Inc.                          137,600           2,807,040
   Vulcan International Corp.                                   400              16,580
 * Vyyo, Inc.                                                49,500             347,490
 * W-H Energy Services, Inc.                                    400               5,960
 * Wackenhut Corrections Corp.                               20,200             437,330
   Walter Industries, Inc.                                  188,760           2,310,422
   Washington Savings Bank FSB                                2,400              23,160
 * Waste Connections, Inc.                                   32,400           1,198,800
   Waste Industries USA, Inc.                                91,000             832,195
 * WatchGuard Technologoes, Inc.                            159,100             988,011
 * Water Pik Technologies, Inc.                              34,900             443,230
   Watsco, Inc. Class A                                     122,600           2,849,224
   Watts Water Technologies, Inc.                            75,100           1,539,550
   Wausau-Mosinee Paper Corp.                               116,200           1,429,260
   Waypoint Financial Corp.                                  45,497             976,821
 * WCI Communities, Inc.                                     22,300             450,014
 * Weider Nutrition International, Inc.                      13,800   $          65,688
   Weis Markets, Inc.                                         4,100             145,550
   Wellman, Inc.                                            280,300           2,438,610
 * Wellpoint Health Networks, Inc.                            7,743             723,893
   Werner Enterprises, Inc.                                 168,707           3,062,032
   Wesbanco, Inc.                                             5,400             150,228
 * WESCO International, Inc.                                 33,900             303,405
 * West Marine, Inc.                                         74,500           1,878,145
   West Pharmaceutical Services, Inc.                         4,400             149,600
 * Westaff, Inc.                                             11,100              22,755
   Westbank Corp.                                             2,940              54,096
 * Westcoast Hospitality Corp.                               23,500             115,150
   Westcorp, Inc.                                            52,040           1,948,898
   Western Ohio Financial Corp.                                 600              19,302
 * Western Water Co.                                          1,100                 154
 * Westport Resources Corp.                                   7,132             193,277
   Westwood Holdings Group, Inc.                              9,775             167,006
 * Wet Seal, Inc. Class A                                    76,025             780,777
 * WFS Financial, Inc.                                       25,500           1,063,350
 * Whitehall Jewelers, Inc.                                  59,800             634,478
*# WHX Corp.                                                  1,700               3,842
 * Wild Oats Markets, Inc.                                   95,100           1,078,434
 * William Lyon Homes, Inc.                                  82,800           5,373,720
 * Willis Lease Finance Corp.                                24,800             167,400
   Willow Grove Bancorp, Inc.                                13,663             230,905
 * Wilshire Oil Co. of Texas                                 11,000              71,060
 * Wilsons The Leather Experts, Inc.                         94,600             587,466
 * Wind River Systems, Inc.                                 203,154           1,322,533
   Winn-Dixie Stores, Inc.                                   43,000             388,290
   Wintrust Financial Corp.                                   9,100             407,589
 * Wireless Facilities, Inc.                                116,200           1,688,386
   Wireless Telecom Group, Inc.                                 400               1,176
 * Wiser Oil Co.                                             43,300             305,265
 * Witness Systems, Inc.                                     77,389             695,727
 * WMS Industries, Inc.                                      28,200             752,940
 * Wolverine Tube, Inc.                                      88,300             464,458
   Wolverine World Wide, Inc.                                 8,500             176,715
   Woodward Governor Co.                                     17,089             852,399
 * Workflow Management, Inc.                                 60,800             301,568
 * World Acceptance Corp.                                    50,700             979,524
   World Fuel Services Corp.                                 28,400             850,012
 * WorldQuest Networks, Inc.                                  4,800              15,360
 * Worldwide Restaurant Concepts, Inc.                      117,200             342,224
   Worthington Industries, Inc.                             281,700           4,033,944
 * Xanser Corp.                                             154,700             361,998
 * Xeta Corp.                                                38,100             232,410
 * XM Satellite Radio Holdings, Inc.                        125,400           3,128,730
   Yardville National Bancorp                                 8,600             196,940
*# Yellow Corp.                                             105,800           3,234,306
   York International Corp.                                  57,000           2,277,150
 * Zapata Corp.                                               1,170              61,718
   Zenith National Insurance Corp.                           14,400             470,160
*# Zoltek Companies, Inc.                                   115,200             501,120
 * Zomax, Inc.                                              149,900             806,462
 * Zonagen, Inc.                                             12,800              24,192
 * Zones, Inc.                                                5,350               6,688
 * Zoran Corp.                                               60,933           1,118,730
 * Zygo Corp.                                                80,100           1,302,426
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $1,000,004,875)                                                  1,561,628,670
                                                                      -----------------

                                                             SHARES              VALUE+
                                                     --------------   -----------------
RIGHTS/WARRANTS -- (0.0%)
*# Angeion Corp. Warrants 10/31/07                                6   $               0
 * Chart Industries, Inc. Warrants 09/15/10                      25                 104
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                       11,137              70,163
 * Del Global Technologies Corp. Warrants 03/28/08              131                  59
 * Forcenergy, Inc. Warrants 02/15/04                           191                 759
 * Forcenergy, Inc. Warrants 02/15/05                           191                 387
 * Lodgian, Inc. Class A Warrants 11/25/07                      118                  36
 * Lodgian, Inc. Class B Warrants 11/25/09                      363                 114
 * Magnum Hunter Resources Warrants 03/21/05                  4,020               1,568
 * Orbital Science Corp. Warrants 08/31/04                    1,006               4,728
 * Timco Aviation Services Warrants 02/27/07                  5,332                   1
                                                                      -----------------
TOTAL RIGHTS/WARRANTS
   (Cost $303,793)                                                               77,919
                                                                      -----------------

                                                          FACE
                                                         AMOUNT
                                                     --------------
                                                         (000)
BONDS -- (0.0%)
*  Del Global Technologies Corp. Subordinated
    Promissory Note 6.000%, 03/28/07                 $            1                   0
*  Timco Aviation Services, Inc. Jr Subordinated
    Note 8.000%, 01/02/07                                         2                   0
                                                                      -----------------
TOTAL BONDS
   (Cost $0)                                                                          0
                                                                      -----------------
TEMPORARY CASH INVESTMENTS -- (8.6%)
  Repurchase Agreement, PNC Capital Markets, Inc.
    0.82%, 12/01/03 (Collateralized by $23,401,000
    FMC Discount Notes 1.11%, 03/25/04, valued at
      $23,313,246) to be repurchased at $22,969,569
      (Cost $22,968,000)                                     22,968          22,968,000
  Repurchase agreements in a Pooled Cash Account,
    UBS Warburg and Deutsche Bank Securities Inc.,
    1.01% and 1.02% respectively, 12/01/03
    (Collateralized by $99,103,000 U.S. Treasury
    Obligations, rates ranging from 5.50% to 8.875%,
    maturities ranging from 08/15/04 to 05/15/30,
    valued at $122,607,767) to be repurchased at
    $119,476,642 (Cost $119,466,532)^                       119,467         119,466,532
                                                                      -----------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $142,434,532)                                                      142,434,532
                                                                      -----------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,142,743,200)++                                            $   1,704,141,121
                                                                      =================

----------
 + See Note B to Financial Statements.
++ The cost for federal income tax purposes is $1,144,163,557.
 * Non-Income Producing Securities
 # Total or Partial Securities on Loan
 ^ Security purchased with cash proceeds from securities on loan

                 See accompanying Notes to Financial Statements.

                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                             SHARES              VALUE+
                                                     --------------   -----------------
COMMON STOCKS -- (89.5%)
 * 1-800 CONTACTS, Inc.                                       4,500   $          95,175
 * 1-800-FLOWERS.COM, Inc.                                    2,600              30,446
   1st Source Corp.                                          15,779             354,239
   1st State Bancorp, Inc.                                    1,400              39,235
 * 3-D Systems Corp.                                          6,800              61,880
 * 4Kids Entertainment, Inc.                                 12,300             330,255
 * 7-Eleven, Inc.                                            73,300           1,202,120
 * 99 Cents Only Stores                                       2,666              73,875
 * @Road, Inc.                                               48,000             604,320
 * A. B. Watley Group, Inc.                                     200                  46
 * A.C. Moore Arts & Crafts, Inc.                            15,200             333,944
*# aaiPharma, Inc.                                           11,800             214,524
 * AAON, Inc.                                                 6,600             124,344
 * AAR Corp.                                                 36,100             377,606
   Aaron Rents, Inc. Class A                                  2,850              56,601
 * Abaxis, Inc.                                              10,600             214,544
   ABC Bancorp                                                  840              14,129
 * Abgenix, Inc.                                             56,200             633,374
   Abington Bancorp, Inc.                                       100               3,816
*# Abiomed, Inc.                                             26,200             193,592
   ABM Industries, Inc.                                      11,900             188,615
 * ABX Air, Inc.                                             24,000              94,800
 * Acacia Research-Acacia Technologies
     Common Stock                                            16,590              91,245
 * Acacia Research-CombiMatrix
     Corp.                                                    9,260              37,318
 * Access Pharmaceuticals, Inc.                               5,500              26,125
*# Acclaim Entertainment, Inc.                                5,700               3,705
 * Accredo Health, Inc.                                      18,844             586,048
 * Ace Cash Express, Inc.                                     5,000              96,445
   Aceto Corp.                                                4,101              79,145
 * Aclara Biosciences, Inc.                                  40,728             130,330
 * Acme Communications, Inc.                                 21,500             182,750
 * Acme United Corp.                                          1,100               5,775
 * ACT Manufacturing, Inc.                                    1,950                  39
 * ACT Teleconferencing, Inc.                                12,478              20,589
 * Actel Corp.                                               11,500             315,215
 * Acterna Corp.                                              1,400                  35
   Action Performance Companies,
     Inc.                                                     9,800             190,316
 * ActivCard Corp.                                           43,889             381,395
 * Active Power, Inc.                                        37,330             125,429
 * Activision, Inc.                                          62,000             948,600
 * Actuant Corp.                                              9,520             295,596
 * Actuate Corp.                                             30,200              95,130
 * Acxiom Corp.                                              49,900             828,839
 * Adaptec, Inc.                                             86,286             760,180
 * ADE Corp.                                                  1,000              25,150
 * Adept Technology, Inc.                                     3,400               6,120
 * Administaff, Inc.                                         24,900             372,504
 * Adolor Corp.                                              28,500             562,305
   Adtran, Inc.                                              16,400           1,079,448
 * Advance Auto Parts Inc.                                       77               6,285
 * Advance PCS                                               12,400             690,184
 * Advanced Digital Information Corp.                        38,500             584,045
*# Advanced Energy Industries, Inc.                          29,600             781,440
 * Advanced Fibre Communications,
     Inc.                                                     4,600             102,810
*# Advanced Magnetics, Inc.                                   3,000   $          42,750
   Advanced Marketing Services, Inc.                         15,080             175,682
 * Advanced Neuromodulation Systems,
     Inc.                                                     7,350             310,096
 * Advanced Power Technology, Inc.                           13,400             110,014
   Advanta Corp. Class A                                      4,500              56,475
   Advanta Corp. Class B Non-Voting                          11,500             147,660
 * Advent Software, Inc.                                     23,200             406,232
   Advo, Inc.                                                 9,750             294,547
 * Aehr Test Systems                                          2,900              11,220
 * AEP Industries, Inc.                                      10,400              75,192
 * Aeroflex, Inc.                                            54,903             696,719
*# Aerosonic Corp.                                              900              10,215
 * Aether Systems, Inc.                                      51,900             257,943
 * AFC Enterprises, Inc.                                      8,000             138,000
 * Affiliated Managers Group, Inc.                           11,000             731,500
 * Affinity Technology Group, Inc.                            2,400                 211
 * Aftermarket Technology Corp.                              26,192             348,616
 * AG Services America, Inc.                                  1,600              13,520
 * Agco Corp.                                                41,169             708,107
 * Agile Software Corp.                                      40,600             446,194
   Agilysys, Inc.                                            20,800             234,208
 * Air Methods Corp.                                         12,600             114,030
   Airgas, Inc.                                              64,000           1,240,320
 * Airnet Systems, Inc.                                       1,800               6,282
 * Airspan Networks, Inc.                                    18,300              44,103
 * Airtran Holdings, Inc.                                    48,300             712,908
 * AK Steel Holding Corp.                                   121,600             364,800
 * Akorn, Inc.                                               10,700              19,795
*# Aksys, Ltd.                                                8,900              64,436
   Alabama National Bancorporation                            3,400             183,600
   Alamo Group, Inc.                                          6,000              88,380
 * Alaris Medical, Inc.                                      22,200             353,202
 * Alaska Air Group, Inc.                                    21,300             612,588
 * Alaska Communications Systems
     Group, Inc.                                              4,450              22,201
   Albany International Corp. Class A                        23,464             727,619
 * Albany Molecular Research, Inc.                           29,100             410,310
   Albemarle Corp.                                           13,200             373,560
 * Alcide Corp.                                               1,600              24,736
 * Alderwoods Group, Inc.                                     4,600              40,756
   Alexander & Baldwin, Inc.                                  7,700             242,242
 * Alexion Pharmaceuticals, Inc.                             16,700             313,125
   Alfa Corp.                                                50,748             643,992
   Alico, Inc.                                                  700              24,430
 * Align Technology, Inc.                                    43,400             781,634
 * Alkermes, Inc.                                             4,900              64,092
 * Allegheny Energy, Inc.                                    91,300             981,475
   Allegheny Technologies, Inc.                              14,879             122,008
   Allegiant Bancorp, Inc.                                   10,700             300,135
   Allen Organ Co. Class B                                      700              33,425
 * Alliance Gaming Corp.                                     21,900             573,780
 * Alliance Imaging, Inc.                                    53,000             204,050
 * Alliance Semiconductor Corp.                              39,300             324,618
 * Alliant Techsystems, Inc.                                  8,100             413,343
 * Allied Defense Group, Inc.                                 6,400             134,592
 * Allied Healthcare International, Inc.                      2,800              15,568
 * Allied Healthcare Products, Inc.                           1,000               4,060

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Allied Holdings, Inc.                                        300   $           1,377
 * Allmerica Financial Corp.                                 13,800             377,430
*# Allos Therapeutics, Inc.                                  30,800              84,392
 * Allou Health Care, Inc. Class A                            2,800                 143
 * Alloy, Inc.                                               32,313             173,844
 * Allscripts Healthcare Solutions, Inc.                     49,388             268,177
   Alpharma, Inc. Class A                                    13,000             261,950
   Alpine Group, Inc.                                         1,580               1,509
 * Alteon, Inc.                                              13,800              23,322
*# Alterra Healthcare Corp.                                   1,500                   0
   Ambassadors Group, Inc.                                    4,500              96,210
   Ambassadors, Inc.                                         11,000             143,880
 * AMC Entertainment, Inc.                                   33,000             499,950
 * Amcast Industrial Corp.                                      500               1,175
   Amcol International Corp.                                 14,000             200,480
   Amcore Financial, Inc.                                    15,900             433,275
*# Amerco, Inc.                                              24,978             681,400
 * America Services Group, Inc.                               2,600              86,060
*# America West Holdings Corp.
     Class B                                                 38,600             582,860
 * American Axle & Manufacturing
     Holdings, Inc.                                           9,500             376,485
 * American Dental Partners, Inc.                             2,900              30,450
*# American Eagle Outfitters, Inc.                           47,100             868,995
 * American Ecology Corp.                                     2,700              12,528
*# American Greetings Corp. Class A                          39,500             834,240
 * American Healthways, Inc.                                  7,350             340,452
   American Home Mortgage Holdings,
     Inc.                                                    10,400             233,376
 * American Independence Corp.                                5,333              57,810
 * American Italian Pasta Co.                                12,700             482,600
 * American Locker Group, Inc.                                1,000              12,150
 * American Management Systems, Inc.                         33,800             503,958
 * American Medical Security Group,
     Inc.                                                    14,800             332,852
 * American Medical Systems Holdings,
     Inc.                                                    28,300             643,259
 * American Pacific Corp.                                     2,900              27,405
 * American Physicians Capital, Inc.                          9,800             161,700
 * American Physicians Services
     Group, Inc.                                                500               4,125
 * American Retirement Corp.                                  1,200               3,720
 * American Science & Engineering,
     Inc.                                                     7,500              97,125
   American Software, Inc. Class A                           17,693             108,812
   American States Water Co.                                  5,800             140,766
 * American Superconductor Corp.                             20,759             219,215
 * American Technical Ceramics Corp.                          4,600              32,660
*# American Tower Corp.                                      64,900             738,562
   American Vanguard Corp.                                      879              28,128
 * American West Bancorporation                               3,569              79,946
   American Woodmark Corp.                                    6,500             338,000
   Americana Bancorp, Inc.                                      400               6,128
 * America's Car-Mart, Inc.                                   7,000             205,520
*# Americredit Corp.                                        110,300           1,483,535
 * AMERIGROUP Corp.                                          11,600             509,356
   AmeriServe Financial, Inc.                                15,600              78,000
 * Ameristar Casinos, Inc.                                    3,000              69,780
 * Ameritrade Holding Corp.                                   4,000              50,280
   Ameron International Corp.                                 2,000              66,000
 # AmerUs Group Co.                                           5,800             208,510
   Ametek, Inc.                                              12,600   $         595,980
 * Amkor Technology, Inc.                                    82,200           1,604,544
 * AMN Healthcare Services, Inc.                             26,600             451,668
   Ampco-Pittsburgh Corp.                                       900               9,648
   Amrep Corp.                                                1,900              29,450
 * Amsurg Corp.                                               9,300             346,053
 * Amtech Systems, Inc.                                       1,200               8,340
 * AMX Corp.                                                  4,800              32,640
*# Amylin Pharmaceuticals, Inc.                              22,700             594,059
 * Anacomp, Inc.                                                  0                  12
 * Anadigics, Inc.                                           33,500             224,450
 * Analex Corp.                                              13,100              44,409
   Analogic Corp.                                             8,800             369,600
 * Analysts International Corp.                              25,700              79,670
 * Anaren, Inc.                                              25,000             374,250
   Anchor Bancorp Wisconsin, Inc.                             8,750             219,537
 * Andersen Group, Inc.                                       1,000               5,300
   Andersons, Inc.                                              900              15,111
*# Andrew Corp.                                             105,817           1,245,466
 * Angeion Corp.                                                 25                  53
 * Angelo & Maxie's, Inc.                                       316                 697
 * Angiotech Pharmaceuticals, Inc.                            2,314             114,011
 * Anixter International, Inc.                               28,900             666,145
 * Ann Taylor Stores Corp.                                   27,450           1,090,863
 * Ansoft Corp.                                              11,400             142,158
 * AnswerThink, Inc.                                         50,000             299,500
 * Ansys, Inc.                                                9,000             347,310
 * Anthony and Sylvan Pools Corp.                               573               2,550
*# Antigenics, Inc.                                          16,835             207,744
 * AP Pharma, Inc.                                           12,350              26,194
 * APAC Teleservices, Inc.                                   58,600             164,666
*# Aphton Corp.                                              15,300              94,095
   Apogee Enterprises, Inc.                                  15,900             188,097
   Applebees International, Inc.                             28,450           1,101,299
 * Applera Corp. - Celera Genomics
     Group                                                      502               6,812
   Applica, Inc.                                             29,500             215,350
 * Applied Extrusion Technologies,
     Inc.                                                     9,501              23,657
 * Applied Films Corp.                                       11,205             371,894
 * Applied Imaging Corp.                                      1,200               1,680
   Applied Industrial Technologies,
     Inc.                                                    11,900             282,030
 * Applied Innovation, Inc.                                   8,500              55,335
 * Applied Molecular Evolution, Inc.                         23,178             411,178
   Applied Signal Technologies, Inc.                          9,500             207,100
 * Applix, Inc.                                               3,800              13,832
 * Apria Healthcare Group, Inc.                              14,300             387,673
 * Apropos Technology, Inc.                                  13,100              52,400
   Aptargroup, Inc.                                          13,200             460,812
 * aQuantive, Inc.                                           47,600             492,660
 * Aquila, Inc.                                             164,200             587,836
*# Arch Capital Group, Ltd.                                   5,000             184,800
   Arch Chemicals, Inc.                                       4,740             108,499
 # Arch Coal, Inc.                                           22,800             603,972
   Arctic Cat, Inc.                                           8,600             204,422
 * Arena Pharmaceuticals, Inc.                               31,700             218,413
 * Argonaut Group, Inc.                                      21,483             343,728
 * Argosy Gaming Corp.                                       20,600             522,004
 * Ariad Pharmaceuticals, Inc.                               25,500             210,375
 * Ariba, Inc.                                               39,700             125,452

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Ark Restaurants Corp.                                        700   $           8,890
   Arkansas Best Corp.                                       14,800             464,424
 * Arlington Hospitality, Inc.                                1,000               3,810
 * Armor Holdings, Inc.                                      28,100             681,425
*# Arotech Corp                                               3,700               9,509
 * Arqule, Inc.                                              29,800             146,616
 * Array BioPharma, Inc.                                     28,500             149,625
   Arrhythmia Research Technology,
     Inc.                                                       500               6,950
 * Arris Group, Inc.                                         76,700             494,715
   Arrow Financial Corp.                                      2,067              57,359
   Arrow International, Inc.                                 18,400             494,960
 * Art Technology Group, Inc.                                 2,300               3,910
   Artesian Resources Corp. Class A                             600              15,750
 * Artesyn Technologies, Inc.                                53,000             418,170
 * Arthrocare Corp.                                          14,200             349,320
 * Artisan Components, Inc.                                  17,300             357,574
 * ARTISTdirect, Inc.                                           400                 112
   Arvinmeritor, Inc.                                        11,500             228,505
   ASB Financial Corp.                                          200               4,700
 * Asbury Automotive Group, Inc.                             17,500             292,250
 * Ascential Software Corp.                                  37,575             950,647
 * Ashworth, Inc.                                            16,600             135,290
 * Ask Jeeves, Inc.                                          10,600             204,792
 * Aspect Communications Corp.                               31,200             459,264
 * Aspect Medical Systems, Inc.                              21,200             201,612
 * Aspen Technology, Inc.                                    49,400             379,886
   ASTA Funding, Inc.                                         2,400              75,840
 * Astea International, Inc.                                    100                 255
 * Astec Industries, Inc.                                    21,400             282,266
   Astro-Med, Inc.                                              800              12,936
 * Astronics Corp.                                            2,700              13,351
 * Astronics Corp. Class B                                      337               1,769
*# AstroPower, Inc.                                           7,600               5,472
 * ASV, Inc.                                                  5,300             150,096
 * Asyst Technologies, Inc.                                  22,600             412,450
 * Atari, Inc.                                               32,375             132,737
 * AtheroGenics, Inc.                                        19,600             280,280
 * Atlantic American Corp.                                    5,300              14,045
 * Atlantic Coast Airlines, Inc.                             50,300             549,779
 * Atlantic Premium Brands, Ltd.                              2,500               4,500
 * Atlantis Plastics, Inc.                                    1,600              17,472
 * ATMI, Inc.                                                16,400             377,200
   Atmos Energy Corp.                                         9,500             234,175
 * ATP Oil & Gas Corp.                                       26,100             132,066
   Atrion Corp.                                                 600              28,800
 * Atrix Labs, Inc.                                           7,600             153,976
 * Atwood Oceanics, Inc.                                     15,289             392,774
 * Audiovox Corp. Class A                                    23,166             321,312
 * August Technology Corp.                                   10,900             218,000
 * Ault, Inc.                                                   100                 270
 * Aurora Foods, Inc.                                         4,054                  65
*# Authentidate Holding Corp.                                16,900             214,968
 * autobytel.com, Inc.                                       30,200             291,732
 * Avalon Holding Corp. Class A                                 500               1,302
 * Avanex Corp.                                              40,500             191,970
 * Avant Immunotherapeutics, Inc.                            22,500              59,175
 * Avatar Holdings, Inc.                                      2,300              77,855
 * Avatech Solutions, Inc                                       135                  34
 * Avi Biopharma, Inc.                                       20,000              98,000
 * Aviall, Inc.                                              32,100             513,600
 * Avici Systems Inc.                                        14,630   $         125,818
*# Avid Technology, Inc.                                     17,800             941,264
 * Avigen, Inc.                                              22,900             148,850
   Avista Corp.                                               8,900             156,996
 * Avnet, Inc.                                                  766              16,339
 * Avocent Corp.                                             25,790             987,499
*# Avteam, Inc. Class A                                       2,400                   3
 * Aware, Inc.                                               28,900              96,237
 * Axcelis Technologies, Inc.                                65,700             753,579
 * Axsys Technologies, Inc.                                     800              11,128
 * AXT, Inc.                                                 23,348              79,850
 * Aztar Corp.                                               17,500             389,375
 * AZZ, Inc.                                                  3,600              43,848
 * Badger Paper Mills, Inc.                                     300               1,383
   Bairnco Corp.                                              2,000              13,340
 * Baker (Michael) Corp.                                      3,900              41,340
   Balchem Corp.                                              1,800              41,220
   Baldor Electric Co.                                        6,800             147,560
   Baldwin & Lyons, Inc. Class A                                250               5,842
   Baldwin & Lyons, Inc. Class B                              1,375              34,347
 * Ballantyne Omaha, Inc.                                     2,800               5,880
 * Bally Total Fitness Holding Corp.                         38,200             267,400
 * Bancinsurance Corp.                                        2,600              17,082
   BancorpSouth, Inc.                                        22,250             542,900
   Bandag, Inc.                                               1,700              69,275
   Bank of Granite Corp.                                      8,525             204,088
   BankAtlantic Bancorp, Inc. Class A                           150               2,845
   Banknorth Group, Inc.                                      3,632             119,021
 * Bankrate, Inc.                                             1,300              17,784
 * BankUnited Financial Corp. Class A                        20,100             511,545
   Banner Corp.                                               7,410             186,361
   Banta Corp.                                               13,500             537,300
   Barnes Group, Inc.                                         5,600             167,608
 * Barnwell Industries, Inc.                                    200               5,080
 * Barr Laboratories, Inc.                                    5,034             415,506
 * Barra, Inc.                                                5,750             211,485
 * Barry (R.G.) Corp.                                        11,900              70,805
   Bassett Furniture Industries, Inc.                         2,100              34,440
 * Bay View Capital Corp.                                    65,775             399,254
 * Baycorp Holdings, Ltd.                                       239               3,146
 * BE Aerospace, Inc.                                        28,800             165,600
 * Beasley Broadcast Group, Inc.                              5,200              77,074
 * Beazer Homes USA, Inc.                                    10,455           1,115,653
 * Bebe Stores, Inc.                                         22,900             648,299
   BEI Technologies, Inc.                                     7,500             132,525
   Bel Fuse, Inc. Class A                                       700              18,392
   Belden, Inc.                                              13,200             260,040
 * Bell Industries, Inc.                                      4,400              11,880
 * Bell Microproducts, Inc.                                  29,434             253,427
 * Benchmark Electronics, Inc.                               24,600             903,558
 * Benihana, Inc.                                             1,500              20,850
 * Benihana, Inc. Class A                                       225               2,981
 * Bentley Pharmaceuticals, Inc.                             10,900             133,525
   Berkley (W.R.) Corp.                                      15,075             514,811
   Berry Petroleum Corp. Class A                             22,400             428,288
 * Bethlehem Steel Corp.                                      5,700                  91
 * Beverly Enterprises                                      103,900             813,537
   BHA Group Holdings, Inc. Class A                           1,300              32,630
 * Big Dog Holdings, Inc.                                     2,600               9,958
 * Big Lots, Inc.                                            61,800             905,988
 * BindView Development Corp.                                30,160              88,972

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Bio Imaging Technologies, Inc.                             1,900   $          13,585
 * Bioanalytical Systems, Inc.                                2,100               9,324
 * Biocryst Pharmaceuticals, Inc.                            13,600             111,384
*# BioLase Technology, Inc.                                   7,600              93,252
 * Bio-Logic Systems Corp.                                    2,000              11,860
 * BioMarin Pharmaceutical, Inc.                             39,400             289,590
 * Bio-Rad Laboratories, Inc. Class A                        11,400             584,250
 * Bio-Rad Laboratories, Inc. Class B                           400              20,850
 * Bio-Reference Laboratories, Inc.                          12,400             219,108
 * BioReliance Corp.                                          6,200             286,998
 * Biosite, Inc.                                              8,800             236,280
 * Biosource International, Inc.                              6,300              45,990
 * Biospecifics Technologies Corp.                              700               1,107
 * BioSphere Medical, Inc.                                   11,280              33,953
 * Bitstream, Inc.                                            3,900              16,497
   BIW, Ltd.                                                    400               7,156
   Black Box Corp.                                           11,600             507,500
   Black Hills Corp.                                          5,900             190,334
   Blair Corp.                                                2,800              70,000
 * Blonder Tongue Laboratories, Inc.                          1,300               4,160
 * Blount International, Inc.                                 7,100              42,671
 * Blue Coat Systems, Inc.                                    9,100             191,009
 * Blue Rhino Corp.                                          18,300             230,214
 * Bluegreen Corp.                                           25,200             158,760
   Blyth, Inc.                                               13,800             414,690
 * BNCCORP, Inc.                                              1,000              18,975
 * BNS Co. Class A                                            1,280               7,168
   Bob Evans Farms, Inc.                                     21,200             654,232
 * Boca Resorts, Inc.                                        29,400             419,832
 * Bogen Communications International,
     Inc.                                                     5,100              24,990
 * BOK Financial Corp.                                        1,574              61,370
 * Bolt Technology Corp.                                      2,300               8,855
 * Bombay Co., Inc.                                          39,500             404,085
 * Bone Care International, Inc.                              3,300              44,550
   Bon-Ton Stores, Inc.                                      10,200             136,680
 * Books-a-Million, Inc.                                     19,000              85,500
   Borg-Warner, Inc.                                          6,300             497,700
 * Borland Software Corp.                                    57,000             497,040
   Boston Acoustics, Inc.                                       600               6,126
 * Boston Beer Company, Inc. Class A                          9,300             171,120
 * Boston Biomedical, Inc.                                    2,900               7,250
 * Boston Communications Group,
     Inc.                                                    18,400             165,600
   Boston Private Financial Holdings,
     Inc.                                                    12,600             326,718
   Bostonfed Bancorp, Inc.                                      700              22,645
 * Bottomline Technologies, Inc.                             18,300             164,700
   Bowne & Co., Inc.                                         19,900             293,326
 # Boyd Gaming Corp.                                         31,100             508,796
 * Boyds Collection, Ltd.                                    40,883             175,797
*# Bradley Pharmaceuticals, Inc.
     Class A                                                  6,000             141,120
   Brady (W.H.) Co. Class A                                   6,200             237,770
 * Brass Eagle, Inc.                                          4,700              43,428
   Bridgford Foods Corp.                                      1,000               8,401
   Briggs & Stratton Corp.                                    6,700             452,250
 * Brigham Exploration Co.                                   17,440             124,853
 * Bright Horizons Family Solutions,
     Inc.                                                     2,000              75,798
 * Brightpoint, Inc.                                         22,725             510,631
 * Brillian Corp.                                             6,200   $          49,414
 * BroadVision, Inc.                                         17,200              80,840
   Brookline Bancorp, Inc.                                   29,961             450,014
*# Brooks Automation, Inc.                                   21,000             510,300
 * Brookstone, Inc.                                          15,000             356,100
 * Brooktrout, Inc.                                          15,900             234,048
 * Brown (Tom), Inc.                                         32,100             897,516
   Brown and Brown, Inc.                                     18,600             584,970
   Brown Shoe Company, Inc.                                  11,300             394,709
 * Bruker BioSciences Corp.                                  24,807             123,539
 * Brush Engineered Materials, Inc.                          21,400             288,472
   BSB Bancorp, Inc.                                          5,500             177,925
 * BTU International, Inc.                                    1,000               4,210
 * Buca, Inc.                                                17,900             101,135
 * Buckeye Technology, Inc.                                  40,700             415,547
   Buckle, Inc.                                              22,200             485,736
   Building Materials Holding Corp.                          11,200             169,680
   Burlington Coat Factory Warehouse
     Corp.                                                   26,825             566,007
 * Bush Industries, Inc. Class A                             10,900              37,169
 * Butler International, Inc.                                 3,500               5,495
   C & D Technologies, Inc.                                  23,700             474,474
 * C-COR.net Corp.                                           37,292             440,046
*# C-Phone Corp.                                              2,200                  25
 * C2, Inc.                                                   2,100              25,924
 * Cable Design Techologies Corp.                            45,700             464,312
   Cabot Oil & Gas Corp. Class A                             19,100             507,296
 * Cache, Inc.                                                3,500              75,561
 * Caci International, Inc. Class A                          14,400             716,688
   Cadmus Communications Corp.                                2,700              32,805
 * Cal Dive International, Inc.                              26,500             561,800
   Calavo Growers                                             2,100              23,352
   Calgon Carbon Corp.                                       28,800             177,120
 * California Amplifier, Inc.                                18,700             183,073
 * California Coastal Communities, Inc.                       4,200              46,410
   California First National Bancorp                          3,400              39,253
 * California Micro Devices Corp.                             5,585              47,919
 * California Pizza Kitchen, Inc.                            13,600             251,600
   California Water Service Group                             8,453             221,130
 * Caliper Technologies Corp.                                35,201             224,934
   Callaway Golf Co.                                         21,600             354,888
 * Callon Petroleum Corp.                                    17,700             162,840
   Cal-Maine Foods, Inc.                                      3,300              70,092
 * Calton, Inc.                                               2,100               1,575
 * CAM Commerce Solutions, Inc.                               1,400               9,660
   Cambrex Corp.                                             14,100             342,066
   Camco Financial Corp.                                      1,400              24,766
 * Candela Corp.                                             10,200             209,406
*# Candies, Inc.                                             15,891              32,259
 * Candlewood Hotel Co., Inc.                                 2,300                  92
 * Cantel Medical Corp.                                      10,998             172,889
 * Canyon Resources Corp.                                    13,400              52,260
 * Capital Corp. of the West                                  1,703              64,969
 * Capital Crossing Bank                                      2,900             122,319
 * Capital Pacific Holdings, Inc.                             6,700              22,780
   Capital Properties, Inc.                                     500               6,550
   Capital Properties, Inc. Class B                              50                   0
 * Capital Senior Living Corp.                                8,400              51,240
   Capitol Bancorp, Ltd.                                      1,700              48,960
 * Capstone Turbine Corp.                                    51,700              89,441
 * Captaris, Inc.                                            40,900             242,537

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Caraustar Industries, Inc.                                29,500   $         343,675
   Carbo Ceramics, Inc.                                       7,600             332,044
 * Cardiac Sciences, Inc.                                    61,900             220,983
 * CardioDynamics International
     Corp.                                                    9,569              62,198
 * Cardiotech International, Inc.                             5,300              33,231
 * Career Education Corp.                                    30,670           1,568,157
   Carlisle Companies, Inc.                                   8,700             511,995
*# CarMax, Inc.                                              12,800             421,504
   Carpenter Technology Corp.                                 9,700             259,960
 * Carreker Corp.                                             7,100             106,216
 * Carriage Services, Inc. Class A                           22,200              73,038
 * Carrier Access Corp.                                       8,800             131,120
 * Carrington Laboratories, Inc.                                200                 852
*# Carrizo Oil & Gas, Inc.                                    8,500              63,750
   Cascade Corp.                                              9,900             265,320
   Cascade Natural Gas Corp.                                  5,300             106,000
 * Casella Waste Systems, Inc. Class A                       20,500             274,700
   Casey's General Stores, Inc.                              26,700             466,449
   Cash America International, Inc.                          21,200             410,856
 * Castle (A.M.) & Co.                                        9,500              43,700
 * Casual Male Retail Group, Inc.                            42,500             365,500
 * Catalina Marketing Corp.                                   7,800             144,534
 * Catalytica Energy Systems, Inc.                            4,700              16,450
 * Catapult Communications Corp.                             16,500             249,480
   Cathay Bancorp, Inc.                                       7,902             410,904
   Cato Corp. Class A                                         9,800             204,624
 * Cavalier Homes, Inc.                                      11,700              33,345
 * Cavco Industries, Inc.                                     3,700              86,950
   CBRL Group, Inc.                                          22,100             911,625
   CCA Industries, Inc.                                       2,400              17,940
   CCBT Financial Companies, Inc.                             7,900             209,271
 * CCC Information Services Group,
     Inc.                                                    11,100             187,146
   CDI Corp.                                                  7,100             240,690
 * CEC Entertainment Inc.                                    15,800             794,424
 * Celadon Group, Inc.                                        9,700             131,920
 * Celeritek, Inc.                                           16,700             134,435
 * Cell Genesys, Inc.                                        21,800             284,272
*# Cell Therapeutics, Inc.                                    8,300              74,700
 * Cellegy Pharmaceuticals, Inc.                             10,600              30,210
 * CellStar Corp.                                            23,513             323,304
 * Cellular Technical Services                                  300                 225
 * Centene Corp.                                             10,350             317,745
 * Centennial Communications Corp.                            4,726              23,252
   Center Finl CO                                             1,700              42,449
   Centex Construction Products, Inc.                        10,200             597,720
 * Centillium Communications, Inc.                           38,400             211,200
 * Centra Software, Inc.                                     19,500              70,200
   Central Bancorp, Inc.                                        300              10,653
 * Central Coast Bancorp                                        550              10,175
 * Central European Distribution Corp.                        8,100             254,502
 * Central Garden & Pet Co.                                  13,500             357,885
   Central Pacific Financial Corp.                            7,000             193,200
   Central Parking Corp.                                     19,326             269,598
   Central Vermont Public Service
     Corp.                                                    6,500             155,350
 * Century Aluminum Co.                                      23,800             395,080
 * Century Business Services, Inc.                           93,240             433,566
 * Cepheid, Inc.                                             20,900             161,557
 * Ceradyne, Inc.                                             9,500             405,745
 * Ceres Group, Inc.                                         40,216   $         209,928
*# Cerner Corp.                                              14,300             638,209
 * Cerus Corp.                                               19,300              65,620
   CFS Bancorp, Inc.                                          8,800             124,520
 * CGI Group, Inc.                                              815               4,703
   CH Energy Group, Inc.                                      2,900             127,310
 * Chad Therapeutics                                            200                 541
 * Champion Enterprises, Inc.                                34,600             249,812
 * Championship Auto Racing Teams,
     Inc.                                                     6,200               3,286
 * Champps Entertainment, Inc.                               14,107              97,620
 * Channell Commercial Corp.                                    200                 930
 * Charles and Colvard, Ltd.                                 17,100              83,448
 * Charles River Associates, Inc.                             4,400             143,660
 * Charlotte Russe Holding, Inc.                             21,000             316,050
 * Charming Shoppes, Inc.                                    87,600             545,748
 * Chart Industries                                               5                 152
   Charter Financial Corp.                                      600              20,100
   Chase Corp.                                                  600               7,512
 * Chattem, Inc.                                             23,000             368,460
 * Chaus (Bernard), Inc.                                      2,400               2,448
 * Checkers Drive-In Restaurant, Inc.                        16,600             152,056
 * CheckFree Corp.                                           24,000             662,880
 * Checkpoint Systems, Inc.                                  29,800             576,630
 * Cheesecake Factory, Inc.                                  11,250             487,800
   Chemical Financial Corp.                                   6,446             233,667
   Cherokee, Inc.                                             3,100              69,595
   Chesapeake Corp.                                           6,325             145,475
 # Chesapeake Energy Corp.                                  150,300           1,833,660
   Chesapeake Utilities Corp.                                 1,000              25,110
 * Chicago Pizza & Brewery, Inc.                             17,700             251,871
*# Chicos Fas, Inc.                                          47,250           1,813,455
 * Children's Place Retail Stores, Inc.                      17,100             490,257
 * Childtime Learning Centers, Inc.                           1,500               3,300
 * ChipPAC, Inc.                                              3,800              29,526
 * Chiquita Brands International, Inc.                       32,100             680,199
   Chittenden Corp.                                          13,456             459,388
 * Choice Hotels International, Inc.                         26,000             919,100
 * Cholestech Corp.                                          13,900             102,860
 * Chordiant Software, Inc.                                  19,350              84,946
   Christopher & Banks Corp.                                 17,634             477,000
 * Chromcraft Revington, Inc.                                 4,000              46,600
 * Chronimed, Inc.                                           16,900             151,762
   Church & Dwight Co., Inc.                                 12,200             494,222
   Churchill Downs, Inc.                                      6,500             238,673
 * Ciber, Inc.                                               63,351             577,128
 * Cima Laboratories, Inc.                                   12,700             418,846
 * Cimarex Energy Co.                                         8,406             194,347
 * Cincinnati Bell, Inc.                                     56,000             319,760
 * Ciphergen Biosystems, Inc.                                31,600             328,956
 * Ciprico, Inc.                                              2,600              13,130
   CIRCOR International, Inc.                                 7,345             161,590
 * Cirrus Logic, Inc.                                        58,793             505,620
   Citizens Banking Corp.                                    11,325             356,964
 * Citizens, Inc. Class A                                    24,492             242,474
*# Citrix Systems, Inc.                                       3,000              72,060
   City Holding Co.                                           4,100             145,960
   City National Corp.                                          153               9,679
 * CKE Restaurants, Inc.                                     55,100             385,700
   Claire's Stores, Inc.                                     17,800             825,920
   Clarcor, Inc.                                             14,500             634,955

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Clark, Inc.                                               19,948   $         327,347
 * Clarus Corp.                                              20,900             146,091
 * Clayton Williams Energy, Inc.                              6,700             152,425
*# Clean Harbors, Inc.                                        9,900              91,377
*# Clearone Communications, Inc.                                900               2,497
   Cleco Corp.                                                6,900             122,682
 * Cleveland Cliffs, Inc.                                     9,900             382,140
 * Click2learn, Inc.                                          2,100               4,473
 * Closure Medical Corp.                                      5,100             181,050
*# CMS Energy Corp.                                         114,906             906,608
 * CNA Surety Corp.                                          40,569             392,708
 # CNB Financial Corp.                                        1,000              44,950
*# CNET Networks, Inc.                                       65,500             489,285
   CNS, Inc.                                                 15,100             184,220
   Coachmen Industries, Inc.                                 10,300             177,675
 * Coast Dental Services, Inc.                                  233               1,490
   Coastal Bancorp, Inc.                                      1,600              56,000
 * Coastcast Corp.                                            2,000               4,010
   CoBiz, Inc.                                                1,650              29,766
 * Cobra Electronics Corp.                                    3,100              22,041
   Cognex Corp.                                              15,100             414,797
 * Cognitronics Corp.                                         2,300               7,590
 * Cognizant Technology Solutions
     Corp.                                                   12,900             591,723
 * Coherent, Inc.                                            22,900             548,226
   Cohu, Inc.                                                12,100             254,342
 * Coinstar, Inc.                                            18,500             311,355
 * Coldwater Creek, Inc.                                     13,725             197,091
   Cole (Kenneth) Productions, Inc.
     Class A                                                  8,350             249,665
 * Cole National Corp. Class A                                4,400              92,312
 * Collagenex Pharmaceuticals, Inc.                           5,100              52,836
   Collegiate Pacific, Inc.                                   1,500              12,300
 * Collins & Aikman Corp.                                    93,406             333,459
   Columbia Banking System, Inc.                             11,914             250,194
 * Columbia Laboratories, Inc.                               20,400             105,672
 * Columbia Sportswear Co.                                   11,350             672,714
 * Columbus McKinnon Corp.                                   16,419             101,469
 * Comarco, Inc.                                              5,800              54,984
 * Comfort Systems USA, Inc.                                 49,700             239,057
   Commerce Group, Inc.                                       1,700              68,017
*# Commerce One, Inc.                                        35,400              41,064
   Commercial Bancshares, Inc.                                  625              20,987
   Commercial Federal Corp.                                  13,200             356,400
   Commercial Metals Co.                                     20,300             522,522
 # Commercial National Financial
     Corp.                                                      600              15,447
   Commonwealth Industries, Inc.                              2,900              21,257
 * Commscope, Inc.                                           43,200             689,472
   Communications Systems, Inc.                               3,700              25,493
   Community Bancorp, Inc.                                    1,000              37,500
 * Community Bancorp, Inc.                                      210               4,158
   Community Bank System, Inc.                                5,700             277,590
   Community First Bankshares, Inc.                           7,600             216,752
   Community Trust Bancorp, Inc.                              3,279             107,489
 * Community West Bancshares                                  2,300              19,228
*# Compex Technologies, Inc.                                 12,600             114,030
 * Compucom Systems, Inc.                                    55,300             251,615
 * CompuCredit Corp.                                         44,000           1,041,920
 * Compudyne Corp.                                           10,000              98,600
 * Computer Access Technology
     Corp.                                                   21,500              99,975
 * Computer Horizons Corp.                                   38,900   $         144,708
 * Computer Network Technology
     Corp.                                                   26,800             266,660
   Computer Programs & Systems,
     Inc.                                                     1,300              24,303
 * Computer Task Group, Inc.                                 24,500             102,410
 * Comstock Resources, Inc.                                  31,500             513,450
 * Comtech Telecommunications
     Corp.                                                    6,600             220,031
 * Conceptus, Inc.                                           15,300             198,900
 * Concerto Software, Inc.                                   14,800             176,416
 * Concord Camera Corp.                                      30,500             368,135
 * Concord Communications, Inc.                              12,500             276,750
 * Concur Technologies, Inc.                                 11,200             111,440
 * Concurrent Computer Corp.                                 50,300             202,709
 * Cone Mills Corp.                                          13,200                 759
 * Congoleum Corp. Class A                                      100                  65
 * Conmed Corp.                                              22,850             485,791
   Connecticut Bancshares, Inc.                               3,400             175,542
   Connecticut Water Services, Inc.                           1,800              52,326
 * Connetics Corp.                                           18,000             317,700
 * Conrad Industries, Inc.                                    3,000               8,445
 * Consolidated Graphics, Inc.                               15,000             450,750
   Consolidated Tokoma Land Co.                               1,600              49,200
 * Continental Airlines, Inc.                                50,250             937,162
 * Continental Materials Corp.                                1,000              27,290
 * Convera Corp.                                             29,700             116,127
*# Cooker Restaurant Corp.                                      500                   3
   Cooper Companies, Inc.                                    17,400             794,310
   Cooper Tire & Rubber Co.                                  27,100             542,271
 * Copart, Inc.                                              63,300             759,600
 * Copper Mountain Networks, Inc.                             8,000              75,288
 * Core Molding Technologies, Inc.                            1,800               5,292
 * Corillian Corp.                                            7,700              45,815
 * Corio, Inc.                                               46,800             116,532
 * Corixa Corp.                                              25,800             146,802
   Corn Products International, Inc.                         12,400             429,784
 * Cornell Companies, Inc.                                   16,500             207,900
 * Correctional Services Corp.                                5,700              14,649
 * Corrections Corporation of America                        26,400             739,200
 * Cortech, Inc.                                              1,100               3,135
   Corus Bankshares, Inc.                                     3,400             211,820
 * Corvel Corp.                                               6,900             239,775
 * Cosine Communications, Inc.                               12,500              96,750
 * Cost Plus, Inc.                                           12,850             600,994
 * CoStar Group, Inc.                                         7,100             298,200
   Cotton States Life Insurance Co.                           1,300              23,076
   Courier Corp.                                              7,200             399,672
 * Covance, Inc.                                             31,200             815,256
 * Covansys Corp.                                            31,600             284,400
 * Covenant Transport, Inc. Class A                          13,900             261,876
*# Coventry Health Care, Inc.                                12,300             736,770
   Covest Bancshares, Inc.                                      400              10,952
 * CPI Aerostructures, Inc.                                   4,500              54,000
   Craftmade International, Inc.                              3,600              96,300
 * Cray, Inc.                                                32,500             340,275
*# Credence Systems Corp.                                    44,364             574,957
 * Credit Acceptance Corp.                                   40,300             604,500
*# Cree Research, Inc.                                       44,900             824,813
 * Criticare Systems, Inc.                                   12,500              42,500
   Crompton Corp.                                            22,772             137,771

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Cross (A.T.) Co. Class A                                   6,200   $          40,486
 * Cross Country Healthcare, Inc.                            25,452             379,235
 * Crossroads Systems, Inc.                                  28,900              88,434
 * Crown Andersen, Inc.                                         300                 705
*# Crown Castle International Corp.                         100,200           1,243,482
 * Crown Financial Group, Inc.                                2,600               6,578
 * Crown Holdings, Inc.                                      79,600             597,000
 * Crown Media Holdings, Inc.                                43,300             381,473
*# Cryolife, Inc.                                            22,800             122,208
 * CSG Systems International, Inc.                           42,100             487,939
*# CSK Auto Corp.                                            23,200             423,168
 * CSP, Inc.                                                  1,400               7,392
   CSS Industries, Inc.                                       6,900             204,999
   CT Communications, Inc.                                    9,600             137,280
   CTS Corp.                                                 22,800             279,528
   Cubic Corp.                                               15,900             470,322
 * Cubist Pharmaceuticals, Inc.                              10,400             129,168
 * Culp, Inc.                                                17,800             200,428
 * Cumulus Media, Inc. Class A                               33,500             639,850
 * CUNO, Inc.                                                 9,800             417,578
 * CuraGen Corp.                                             55,300             348,390
 * Curative Health Services Inc                              16,200             210,276
 * Curis, Inc.                                               20,500             111,520
   Curtiss-Wright Corp.                                       2,000             163,820
 * Cutter & Buck, Inc.                                       13,100             101,525
 * CV Therapeutics, Inc.                                      4,100              73,677
   CVB Financial Corp.                                        8,921             182,613
 * Cyberguard Corp.                                           7,000              60,123
 * Cyberonics, Inc.                                           8,600             236,414
 * Cyberoptics Corp.                                            350               3,486
 * Cybersource Corp.                                         34,700             172,459
 * Cycle Ctry Acc                                             2,200              10,098
*# CycleLogic, Inc.                                              12                   1
*# Cymer, Inc.                                               16,400             760,468
 * Cypress Semiconductor Corp.                               58,200           1,302,516
 * Cysive, Inc.                                              33,900             109,158
 * Cytec Industries, Inc.                                    21,300             772,125
 * Cytogen Corp.                                              3,800              42,940
   D & K Healthcare Resources, Inc.                          13,200             178,464
 * D A Consulting Group, Inc.                                 1,200                  96
 * Daktronics, Inc.                                           8,800             163,337
*# Dan River, Inc. Class A                                   11,300               8,701
 * Darling International, Inc.                               47,100             130,938
 * Data Systems & Software, Inc.                                400               1,116
 * Datalink Corp.                                             1,000               3,890
 * Dataram Corp.                                              2,150               9,051
   Datascope Corp.                                           11,000             382,580
 * Datastream Systems, Inc.                                   9,200              68,540
 * Datawatch Corp.                                              266               1,492
 * Dave and Busters, Inc.                                     7,700             107,107
 * DaVita, Inc.                                              21,100             805,598
 * Daw Technologies, Inc.                                       625                   0
 * Dawson Geophysical Co.                                     1,900              15,466
 * Daxor Corp.                                                2,600              39,520
 * Dearborn Bancorp, Inc.                                     1,157              23,834
   Deb Shops, Inc.                                            6,300             124,866
 * Deckers Outdoor Corp.                                      4,300              72,240
 * Del Global Technologies Corp.                              3,105               7,452
 * Del Laboratories, Inc.                                     4,410             106,501
 * Delphax Technologies, Inc.                                 6,100              19,337
   Delphi Financial Group, Inc. Class A                       9,300             493,830
   Delta and Pine Land Co.                                    2,900   $          73,225
   Delta Apparel, Inc.                                          940              15,463
 * Delta Financial Corp.                                     10,500              75,180
   Delta Natural Gas Co., Inc.                                  600              13,998
 * Delta Woodside Industries, Inc.                              475                 826
   Deltic Timber Corp.                                        8,500             240,720
 * Denali, Inc.                                               1,100                   0
 * Denbury Resources, Inc.                                   42,130             532,523
 * Dendreon Corp.                                            24,515             194,159
 * Dendrite International, Inc.                              20,600             352,260
 * Department 56, Inc.                                       16,700             235,971
 * DepoMed, Inc.                                              2,500              16,975
 * Devcon International Corp.                                   600               4,290
 * DHB Industries, Inc.                                      20,200             151,904
   Diagnostic Products Corp.                                  9,800             443,254
   Dial Corp.                                                 1,000              25,880
 * DiamondCluster International, Inc.                        30,000             283,800
 * Diedrich Coffee, Inc.                                      1,500               6,075
 * Digene Corp.                                               2,200              87,450
 * Digi International, Inc.                                  28,700             245,959
 * Digimarc Corp.                                            17,200             242,692
*# Digital Angel Corp.                                       10,700              24,075
 * Digital Generation Systems, Inc.                          45,000              84,150
 * Digital Impact, Inc.                                      28,900              81,498
 * Digital Insight Corp.                                     19,200             456,384
 * Digital River, Inc.                                       15,100             347,451
 * DigitalThink Inc.                                         52,800             157,344
 * Digitas, Inc.                                             54,515             474,826
   Dillards, Inc. Class A                                    22,500             379,125
   Dime Community Bancorp, Inc.                              13,050             401,287
   Dimon, Inc.                                               27,500             185,625
 * Diodes, Inc.                                               6,900             140,415
 * Dionex Corp.                                               7,600             357,048
 * Discovery Partners International                          31,200             179,993
 * Ditech Communications Corp.                               39,100             686,205
 * Diversa Corp.                                             42,100             353,640
 * Dixie Group, Inc.                                         10,600              85,860
 * Dixon Ticonderoga Co.                                        600               2,220
 * DJ Orthopedics, Inc.                                      16,300             422,985
 * Docent, Inc.                                              17,100              83,448
 * DocuCorp International, Inc.                              17,200             171,656
 * Documentum, Inc.                                          17,000             510,000
 * Dollar Thrifty Automotive Group, Inc.                     19,800             499,950
 * Dominion Homes, Inc                                        2,800              85,148
   Donaldson Co., Inc.                                        4,400             257,532
   Donegal Group, Inc. Class A                                  666              13,387
   Donegal Group, Inc. Class B                                  333               6,290
 * Dot Hill Systems Corp.                                    12,100             206,305
 * DoubleClick, Inc.                                         76,400             729,620
*# DOV Pharmaceutical, Inc.                                   9,800             105,154
   Dover Downs Gaming &
     Entertainment, Inc.                                      4,900              44,590
   Dover Motorsports, Inc.                                    7,100              29,678
   Downey Financial Corp.                                    22,000           1,062,600
 * DPAC Technologies Corp.                                    2,500               4,700
 * Drew Industries, Inc.                                      3,500              94,290
*# Drexler Technology Corp.                                   6,800             101,728
 # Dreyer's Grand Ice Cream Holdings,
     Inc. Class A                                            10,000             774,500
 * Dril-Quip, Inc.                                           19,400             290,030
 * DRS Technologies, Inc.                                    17,600             466,400

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Drugstore.com, Inc.                                       52,900   $         352,314
 * DSP Group, Inc.                                           15,500             373,395
 * Duane Reade, Inc.                                         18,200             252,616
 * Duckwall-ALCO Stores, Inc.                                 1,500              22,455
 * Ducommun, Inc.                                             8,784             195,620
 * DuPont Photomasks, Inc.                                   16,700             387,774
   Duquesne Light Holdings, Inc.                             13,800             238,326
 * Dura Automotive Systems, Inc.                             19,879             204,952
 * Duratek, Inc.                                              8,700              87,348
*# Durect Corp.                                              42,598              95,845
 * DUSA Pharmaceuticals, Inc.                                17,800              95,586
 * Dyax Corp.                                                20,300             122,612
 * Dycom Industries, Inc.                                    30,634             776,572
*# Dynacq Healthcare, Inc.                                    9,400             173,515
 * Dynamex, Inc.                                             13,300             136,990
 * Dynamics Research Corp.                                    8,800             142,111
*# Dynegy, Inc.                                             189,700             758,800
*# E Com Ventures, Inc.                                         125               1,470
 * E-Loan, Inc.                                              42,200             131,664
   E-Z-EM, Inc.                                               1,700              19,635
 * E.piphany, Inc.                                           80,746             637,893
 * EarthLink, Inc.                                          109,200           1,048,320
   East West Bancorp, Inc.                                   11,400             597,132
   Eastern Co.                                                  550               7,887
 * Eateries, Inc.                                               200                 650
 * Echelon Corp.                                             18,700             225,335
 * Eclipsys Corp.                                             2,000              20,360
 * Ecogen, Inc.                                                 210                  31
 * eCollege.com                                               7,700             170,940
   Ecology & Environment, Inc. Class A                          400               3,832
   Edelbrock Corp.                                              880              10,463
 * Eden Bioscience Corp.                                     10,800              16,740
 * Edge Petroleum Corp.                                      11,700              92,898
 * Edgewater Technology, Inc.                                 8,267              41,004
   Edo Corp.                                                 13,100             272,480
*# Education Management Corp.                                11,700             790,920
   EFC Bancorp, Inc.                                            900              20,304
 * eFunds Corp.                                              36,100             626,335
 * EGL, Inc.                                                 38,200             701,734
 * El Paso Electric Co.                                      55,900             709,930
 * Electro Rent Corp.                                        24,500             340,550
 * Electro Scientific Industries, Inc.                       17,000             408,850
*# Electroglas, Inc.                                         22,560              89,112
 * Electronics Boutique Holdings
     Corp.                                                   11,100             270,174
*# Electronics for Imaging, Inc.                             35,200             971,520
 * Elizabeth Arden, Inc.                                     15,000             304,650
   ElkCorp                                                   12,500             317,750
 * eLoyalty Corp.                                             2,400               8,640
 * ELXSI Corp.                                                1,000               4,500
 * Embarcadero Technologies, Inc                             11,778             169,957
 * Embrex, Inc.                                               9,700             123,481
*# EMC Corp.                                                 21,191             291,164
   EMC Insurance Group, Inc.                                  1,100              22,495
 * Emcor Group, Inc.                                         11,300             464,430
 * EMCORE Corp.                                              43,365             220,294
 * Emeritus Corp.                                             3,200              20,544
 * Emerson Radio Corp.                                       22,200              77,922
 * Emisphere Technologies, Inc.                              25,900             155,400
*# Emmis Communications Corp.
     Class A                                                 32,600             738,716
   Empire District Electric Co.                               4,900   $         103,684
 * EMS Technologies, Inc.                                    13,500             286,875
 * Emulex Corp.                                              13,600             401,200
 * Encore Acquisition Co.                                    21,700             467,852
 * Encore Medical Corp.                                       9,200              62,376
 * Encore Wire Corp.                                         19,700             333,718
 * Encysive Pharmaceuticals, Inc.                            29,500             220,955
 * Endo Pharmaceuticals Holdings, Inc.                       20,100             378,684
 * Endocardial Solutions, Inc.                               12,700              95,504
*# Endocare, Inc.                                             8,200              33,866
 * Endologix, Inc.                                           17,900              68,020
   Energen Corp.                                             12,600             490,644
 * Energy Conversion Devices, Inc.                           21,700             186,620
 * Energy Partners, Ltd.                                     31,300             380,295
   Energy West, Inc.                                          1,400               8,358
   EnergySouth, Inc.                                          2,000              68,600
 * Enesco Group, Inc.                                        17,900             193,857
   Engineered Support Systems, Inc.                          17,943             950,979
   Ennis Business Forms, Inc.                                 8,400             124,152
 * EnPro Industries, Inc.                                    17,800             176,398
   ENSCO International, Inc.                                  6,049             153,040
 * Entegris, Inc.                                            33,400             428,856
 * Enterrasys Networks, Inc.                                118,000             506,220
 * Entravision Communications Corp.                          59,300             538,444
*# Entremed, Inc.                                            16,800              65,352
 * Entrust, Inc.                                             52,900             225,883
 * Environmental Elements Corp.                                 200                  54
 * Environmental Tectonics Corp.                              2,800              21,868
 * Enzo Biochem, Inc.                                         4,400              81,180
 * EP Medsystems, Inc.                                        1,200               4,224
 * EpicEdge, Inc.                                             4,500                 202
 * Epicor Software Corp.                                     12,900             159,831
 * EPIQ Systems, Inc.                                        13,925             242,991
 * EPIX Medical, Inc.                                         6,400             115,392
 * ePlus, Inc.                                                4,800              60,000
 * ePresence, Inc.                                            8,100              29,646
 * Equity Marketing, Inc.                                     2,800              38,388
 * Equity Oil Co.                                             6,300              21,918
*# eResearch Technology, Inc.                                13,500             384,750
   ESB Financial Corp.                                        2,937              47,726
 * Escalade, Inc.                                             1,200              32,400
 * Esco Technologies, Inc.                                    9,700             412,250
 * eSpeed, Inc.                                               9,000             212,220
 * Esperion Therapeutics, Inc.                                5,500             126,445
   Espey Manufacturing & Electronics
     Corp.                                                      200               4,910
 * ESS Technology, Inc.                                      43,500             725,580
 * Esterline Technologies Corp.                              23,200             537,776
   Ethan Allen Interiors, Inc.                                9,900             402,930
 * Ethyl Corp.                                               17,400             354,960
 * Euronet Worldwide, Inc.                                    2,600              43,758
 * European Micro Holdings, Inc.                              1,200                  23
 * Evans & Sutherland Computer
     Corp.                                                    4,900              22,883
 * Evans Systems, Inc.                                          800                  64
 * Evergreen Resources, Inc.                                 21,600             605,448
*# Evergreen Solar, Inc.                                      4,000               8,000
 * Exact Sciences Corp.                                       7,800              81,120
 * Exactech, Inc.                                             3,000              47,250
 * Exar Corp.                                                32,093             622,283
 * Excel Technology, Inc.                                     9,400             296,100

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * EXE Technologies, Inc.                                     6,500   $          45,831
 * Exelixis, Inc.                                            32,142             216,316
 * Exponent, Inc.                                             2,700              61,344
   Extended Stay America, Inc.                               13,400             198,320
 * Extended Systems, Inc.                                       200                 910
*# Extreme Networks, Inc.                                    71,600             702,396
*# Exult, Inc.                                               34,700             249,493
 * Ezcorp, Inc. Class A Non-Voting                            1,000               7,390
 * Ezenia! Inc.                                                 400                 140
   F.N.B. Corp.                                                  49               1,626
 * F5 Networks, Inc.                                          8,900             229,798
 * Fab Industries, Inc.                                       1,000               5,650
*# Factory 2-U Stores, Inc.                                  18,100              44,164
   Factset Research Systems, Inc.                             5,900             244,555
   Fair, Isaac & Co., Inc.                                   18,514           1,021,232
 * Fairchild Corp. Class A                                   28,000             142,800
 * Falcon Products, Inc.                                      4,900              23,226
 * FalconStor Software, Inc.                                  9,700              77,115
 * Famous Dave's of America, Inc.                            14,400              71,856
 * Fargo Electronics                                          9,500             135,090
   Farmer Brothers Co.                                          300              96,000
*# Faro Technologies, Inc.                                    5,800             150,574
   FBL Financial Group, Inc. Class A                         11,000             287,650
   Fedders Corp.                                              5,310              33,400
   Federal Signal Corp.                                       8,900             134,835
 * FEI Co.                                                   13,400             321,734
   Ferro Corp.                                               12,100             274,670
   FFLC Bancorp                                               1,048              31,021
 * FFP Marketing Co., Inc.                                      600                 216
 * Fibermark, Inc.                                              700               1,246
   Fidelity Bancorp, Inc. PA                                    242               5,917
   Fidelity Bankshares, Inc.                                 10,683             296,453
   Fidelity Southern Corp.                                    1,600              22,160
 * Filenet Corp.                                             18,800             492,372
 * Financial Federal Corp.                                   13,000             427,570
 * Financial Industries Corp.                                 4,141              59,051
 * Findwhat.Com                                               4,500              68,175
*# Finisar Corp.                                            133,600             534,400
 * Finish Line, Inc. Class A                                 16,700             511,187
 * Finlay Enterprises, Inc.                                   4,200              68,250
 * Firebrand Financial Group, Inc.                            1,700                  11
   First Albany Companies, Inc.                               4,983              69,020
   First American Financial Corp.                             7,600             224,960
   First Aviation Services, Inc.                              1,600               6,480
   First Bancorp                                                872              27,032
 * First Cash Financial Services, Inc.                       11,200             297,472
   First Charter Corp.                                        8,100             164,916
   First Commonwealth Financial
     Corp.                                                   11,452             166,627
   First Community Bancorp                                    4,300             158,584
 * First Consulting Group, Inc.                              30,600             161,262
   First Defiance Financial Corp.                               700              19,551
   First Essex Bancorp                                        4,200             239,484
   First Federal Bancshares of Arkansas,
     Inc.                                                     1,200              46,500
   First Federal Bankshares, Inc.                               200               4,960
   First Federal Capital Corp.                               10,598             248,311
   First Federal Financial Corp. of
     Kentucky                                                   220               6,490
   First Financial Bancorp                                   12,000             192,000
   First Financial Bankshares, Inc.                           2,500             106,025
   First Financial Corp.                                      1,800   $          53,604
   First Financial Holdings, Inc.                             7,500             236,250
 * First Horizon Pharmaceutical Corp.                        33,400             380,760
   First Indiana Corp.                                        7,000             130,550
 * First Investors Financial Services
     Group, Inc.                                                400               1,696
   First Keystone Financial, Inc.                               200               5,350
 * First Mariner Bank Corp.                                   2,200              37,356
   First Merchants Corp.                                      2,162              54,807
   First Midwest Financial, Inc.                                600              13,440
   First Mutual Bancshares, Inc.                                266               6,621
   First Niagara Financial Group, Inc.                       33,111             502,956
   First Oak Brook Bancshares, Inc.
     Class A                                                  6,450             200,595
   First Place Financial Corp.                                6,945             128,344
   First Republic Bank                                       13,650             508,462
   First SecurityFed Financial, Inc.                          1,000              30,789
   First Sentinel Bancorp, Inc.                              17,300             328,354
   First State Bancorporation                                 2,103              72,532
   First United Corp.                                           800              19,664
   First West Virginia Bancorp, Inc.                            400               8,720
   First Years, Inc.                                         12,900             177,504
   FirstBank NW Corp.                                           544              16,670
   FirstFed America Bancorp, Inc.                             4,286             111,693
 * FirstFed Financial Corp.                                  12,000             564,000
 * Fischer Imaging Corp.                                        900               4,095
   Flag Financial Corp.                                       1,600              21,032
   Flagstar Bancorp, Inc.                                    27,450             607,468
 * Flanders Corp.                                            30,900             172,731
 * Fleetwood Enterprises, Inc.                               33,800             343,746
   Flexsteel Industries, Inc.                                 1,200              24,588
*# Flir Systems, Inc.                                        13,000             447,980
 * Florida Banks, Inc.                                          200               3,180
   Florida East Coast Industries, Inc.                        9,500             289,750
   Florida Public Utilities Co.                                 666              10,603
   Florida Rock Industries, Inc.                             13,950             802,125
 * Flow International Corp.                                   6,200              21,768
   Flowers Foods, Inc.                                       24,150             630,315
 * Flowserve Corp.                                           44,100             938,448
   Flushing Financial Corp.                                   8,900             242,080
*# FMC Corp.                                                 24,800             742,512
   FNB Corp.                                                  1,400              32,088
   FNB Corp.                                                    439              12,994
   FNB Financial Services Corp.                               1,100              25,102
 * Foamex International, Inc.                                 9,568              42,673
 * Foodarama Supermarkets, Inc.                                 100               2,575
   Foothill Independent Bancorp                               1,602              36,526
 * Footstar, Inc.                                            22,700             114,181
 * Forest Oil Corp.                                          33,430             837,421
 * Forgent Networks, Inc.                                    29,200              98,404
 * Forrester Research, Inc.                                  22,203             407,647
 * Forward Air Corp., Inc.                                    5,250             149,310
 * Fossil, Inc.                                              24,150             703,972
 * Foster (L.B.) Co. Class A                                    200               1,200
*# Foster Wheeler, Ltd.                                       1,200               1,056
*# Foundry Networks, Inc.                                    98,200           2,588,552
*# FPIC Insurance Group, Inc.                                12,074             252,347
   Franklin Bancorp, Inc.                                       300               6,181
 * Franklin Covey Co.                                         2,700               4,131
   Franklin Electric Co., Inc.                                2,000             125,300
 * Franklin Electronic Publishers, Inc.                       1,300               3,900

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 # Fred's, Inc.                                              18,787   $         626,546
 * FreeMarkets, Inc.                                         37,800             227,934
 # Fremont General Corp.                                     38,600             674,728
   Frequency Electronics, Inc.                                1,500              15,675
   Fresh Brands, Inc.                                         1,200              13,068
 * Fresh Choice, Inc.                                         2,500               4,875
 * Friede Goldman Halter, Inc.                                   17                   0
   Friedmans, Inc. Class A                                   17,900             122,257
 * Friendly Ice Cream Corp.                                   2,000              21,740
   Frisch's Restaurants, Inc.                                 1,100              29,480
 * Frontier Airlines, Inc.                                   28,100             454,658
   Frontier Oil Corp.                                        13,700             237,010
 * Frozen Food Express Industries,
     Inc.                                                     9,900              65,736
   FSF Financial Corp.                                          500              15,125
 * FSI International, Inc.                                   36,700             241,486
 * FTD, Inc.                                                  1,730              42,593
*# FTI Consulting, Inc.                                      27,350             600,879
*# FuelCell Energy, Inc.                                     41,000             551,860
   Fuller (H.B.) Co.                                         14,000             373,380
   Fulton Financial Corp.                                     1,688              36,613
 # Furniture Brands International, Inc.                      13,400             352,420
   G & K Services, Inc. Class A                              14,048             508,819
 * G-III Apparel Group, Ltd.                                  1,800              18,810
   GA Financial, Inc.                                         1,100              31,614
   Gabelli Asset Management, Inc.                             2,200              82,500
 * Gadzooks, Inc.                                            11,800              57,230
 * Gaiam, Inc.                                                6,400              35,258
 * Galaxy Nutritional Foods, Inc.                             1,800               4,986
*# Galyan's Trading Co.                                      19,790             264,196
 * GameStop Corp.                                            14,800             239,020
 * GameTech International, Inc.                               5,100              19,533
 * Garden Fresh Restaurant Corp.                              6,100              90,158
 * Gardner Denver Machinery, Inc.                            18,000             419,760
 * Gartner Group, Inc.                                       56,200             726,104
 * Gateway, Inc.                                            198,600             885,756
   GATX Corp.                                                 6,000             145,800
 * Gaylord Entertainment Co.                                 33,150             997,483
 * Gehl Co.                                                   1,700              26,182
 * Genaissance Pharmaceuticals, Inc.                         11,400              33,277
   Gencorp, Inc.                                             38,400             384,384
 * Gene Logic, Inc.                                          38,400             187,008
 * Genecor International, Inc.                               23,200             367,024
 * General Binding Corp.                                      5,500             102,355
 * General Cable Corp.                                       14,700             123,921
 * General Communications, Inc.
     Class A                                                 44,000             385,000
 * General DataComm Industries, Inc.                            180                 325
 * Genesco, Inc.                                             21,900             354,780
 * Genesee & Wyoming, Inc.                                   12,132             306,454
 * Genesee Corp. Class B                                        100                 369
 * Genesis Health                                            19,100             599,931
 * Genesis Microchip, Inc.                                   14,189             261,787
 * Genlyte Group, Inc.                                        9,200             486,312
*# Genome Therapeutics Corp.                                 26,800              81,177
*# Genta, Inc.                                               17,800             178,890
 * Gentiva Health Services, Inc.                                850              11,109
*# Genus, Inc.                                               21,300             151,230
 * GenVec, Inc.                                              19,300              68,901
   Georgia Gulf Corp.                                        34,100             971,168
 * Gerber Scientific, Inc.                                   25,800             214,398
 * Geron Corp.                                               22,400   $         273,728
 * Getty Images, Inc.                                        25,800           1,119,720
   Gevity HR, Inc.                                            9,800             220,500
 * Giant Industries, Inc.                                    10,900             132,980
   Gibraltar Steel Corp.                                      5,500             134,090
 * Giga-Tronics, Inc.                                           200                 425
 * GK Intelligent Systems, Inc.                                 140                  11
   Glacier Bancorp, Inc.                                      3,920             124,146
   Glatfelter (P.H.) Co.                                      6,600              79,068
 * Glenayre Technologies, Inc.                               32,382              96,822
 * Global e-Point, Inc.                                          18                  91
 * Global Imaging Systems, Inc.                              13,800             404,478
 * Global Payment Technologies, Inc.                          2,400               8,100
 * Global Power Equipment Group, Inc.                        44,100             277,389
 * Globecomm Systems, Inc.                                    8,300              58,100
 * GlobespanVirata, Inc.                                     83,400             512,076
 * Glowpoint, Inc.                                           32,000              59,520
   Gold Banc Corp.                                           24,900             328,680
 * Golden State Vintners, Inc.                                1,000               3,130
 * Good Guys, Inc.                                           19,900              40,596
 * Goodrich Petroleum Corp.                                   2,700              13,905
*# Goodyear Tire & Rubber Co.                               140,900             951,075
   Goody's Family Clothing, Inc.                             34,000             361,080
   Gorman-Rupp Co.                                            2,100              50,190
 * GP Strategies Corp.                                       10,800              79,380
   Graco, Inc.                                               20,475             789,311
 * Graftech International, Ltd.                               5,700              67,488
   Graham Corp.                                                 300               2,709
   Granite Construction, Inc.                                13,050             287,752
 * Graphic Packaging Corp.                                   25,200              89,208
   Gray Television, Inc.                                     18,280             236,909
   Gray Television, Inc. Class A                                200               2,624
 * Great American Financial Resources,
     Inc.                                                     3,800              57,570
 * Great Atlantic & Pacific Tea Co.,
     Inc.                                                    43,300             329,080
 # Great Lakes Chemical Corp.                                 9,300             211,203
   Great Southern Bancorp, Inc.                               1,000              42,750
 * Greater Atlantic Financial Corp.                           1,300              10,270
 # Greater Bay Bancorp                                        3,974             103,324
   Greater Communications Bancorp                               700              12,614
 * Green Mountain Coffee, Inc.                                6,100             141,764
   Green Mountain Power Corp.                                 2,100              47,754
 * Greenbrier Companies, Inc.                                 3,100              44,857
   Grey Global Group, Inc.                                      300             204,649
 * Grey Wolf, Inc.                                          145,300             492,567
 * GRIC Communications, Inc.                                 17,000             105,570
 * Griffin Land & Nurseries, Inc.
     Class A                                                  1,200              17,364
 * Griffon Corp.                                             20,880             407,578
 * Group 1 Automotive, Inc.                                  15,900             551,730
 * Group 1 Software, Inc.                                     3,200              57,088
 * Grubb & Ellis Co.                                          5,100               4,743
   GS Financial Corp.                                           400               7,676
 * GSE Systems, Inc.                                          1,000               2,005
 * GSI Commerce, Inc.                                        26,990             264,502
*# GSV, Inc.                                                    380                  47
 * GTC Biotherapeutics, Inc.                                 33,538              92,565
   Gtech Holdings, Inc.                                      34,600           1,721,696
 * GTSI Corp.                                                 9,887             119,138
   Guaranty Bancshares, Inc.                                    400               8,260

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Guaranty Federal Bancshares, Inc.                            900   $          17,446
 * Guess, Inc.                                               36,800             522,560
*# Guilford Pharmaceuticals, Inc.                            32,300             220,609
 * Guitar Center, Inc.                                       13,900             404,073
 * Gulf Island Fabrication, Inc.                             13,941             248,150
 * Gulfmark Offshore, Inc.                                    9,200             129,076
 * Gundle/SLT Environmental, Inc.                             2,400              46,440
 * Gymboree Corp.                                            20,500             348,705
 * Ha-Lo Industries, Inc.                                    16,600                  18
 * Haemonetics Corp.                                         21,900             500,196
   Haggar Corp.                                               2,000              34,680
 * Hain Celestial Group, Inc.                                27,296             629,719
 * Hall Kinion Associates, Inc.                              11,100              45,499
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                  1,600              10,952
 * Hampshire Group, Ltd.                                      1,000              31,030
   Hancock Fabrics, Inc.                                      8,600             122,120
   Hancock Holding Co.                                        3,150             180,337
   Handleman Co.                                             27,170             478,192
 * Hanger Orthopedic Group, Inc.                             21,300             359,970
   Hanmi Financial Corp.                                      4,100              84,747
 * Hanover Compressor Co.                                    64,300             612,136
   Harbor Florida Bancshares, Inc.                           22,100             670,735
   Hardinge, Inc.                                             1,400              14,490
   Harland (John H.) Co.                                     30,800             843,920
   Harleysville Group, Inc.                                   8,600             168,560
   Harleysville National Corp.                                5,411             166,551
 # Harman International Industries,
     Inc.                                                    14,400           1,962,288
 * Harmonic, Inc.                                            37,700             327,613
 * Harris Interactive, Inc.                                  42,900             296,010
   Harsco Corp.                                              13,100             519,546
 * Hartmarx Corp.                                             5,800              24,940
 * Harvard Bioscience, Inc.                                  38,600             277,920
 * Harvest Natural Resources, Inc.                           36,684             271,828
 * Hastings Entertainment, Inc.                               6,300              28,035
 * Hauppauge Digital, Inc.                                    2,700               7,209
 * Hauser, Inc.                                                 500                  25
 * Hawaiian Holdings, Inc.                                    1,000               2,750
 * Hawk Corp.                                                 3,500              11,935
   Hawkins, Inc.                                              3,200              42,272
 * Hawthorne Financial Corp.                                 11,100             299,145
   HCC Insurance Holdings, Inc.                              12,300             382,653
 * Headwaters, Inc.                                          25,500             486,540
   Healthcare Services Group, Inc.                            4,600              91,034
 * HealthExtras, Inc.                                        21,600             272,160
   Heartland Express, Inc.                                   25,033             607,551
 * Hecla Mining Co.                                          18,000             133,560
 * Hector Communications Corp.                                1,700              23,876
   Heico Corp.                                                7,197             132,929
   Heico Corp. Class A                                          681              10,079
 * Heidrick & Struggles International,
     Inc.                                                    18,000             432,900
   Helix Technology Corp.                                     6,500             141,050
   Helmerich & Payne, Inc.                                   14,000             337,400
*# Hemispherx Biopharma, Inc.                                19,200              49,536
 * Hercules, Inc.                                            17,300             173,692
 * Heritage Commerce Corp.                                    4,700              58,750
   Heritage Financial Corp.                                   1,100              24,211
 * Herley Industries, Inc.                                   15,500             299,460
 * Hexcel Corp.                                               8,000              55,520
   HF Financial Corp.                                           700   $          12,600
 * Hi-Shear Technology Corp.                                  2,200               6,028
 * Hi-Tech Pharmacal, Inc.                                    3,450              69,966
 * Hibbett Sporting Goods, Inc.                              10,275             318,730
 # Hilb Rogal Hamilton Co.                                   13,200             384,120
 * Hines Horticulture, Inc.                                   7,200              29,736
   HMN Financial, Inc.                                        3,600              88,704
 * HMS Holdings Corp.                                        24,300             104,247
 * Hoenig Group Escrow                                        3,200                 736
 * Holiday RV Superstores, Inc.                                  10                   0
 # Hollinger International, Inc. Class A                      6,900             109,779
 * Hollis-Eden Pharmaceuticals, Inc.                          8,500             116,705
   Holly Corp.                                               10,000             265,600
 * Hollywood Entertainment Corp.                             17,300             236,318
 * Hollywood Media Corp.                                      7,300              16,352
 * Hologic, Inc.                                             19,800             297,792
   Home Federal Bancorp                                         900              25,744
 * Home Products International, Inc.                            600                 798
 * Hometown Auto Retailers, Inc.
     Class A                                                    300                 426
   Hooper Holmes, Inc.                                       51,600             316,308
   HopFed Bancorp, Inc.                                         500               8,830
   Horace Mann Educators Corp.                                4,500              60,795
   Horizon Financial Corp.                                    4,137              73,184
 * Horizon Health Corp.                                       4,800             109,632
 * Horizon Offshore, Inc.                                    31,100             139,328
 * Horizon Organic Holding Corp.                              8,400             201,096
   Horton (D.R.), Inc.                                          924              40,379
 * Hot Topic, Inc.                                           22,725             677,205
 * Houston Exploration Co.                                   23,347             796,366
 * Hovnanian Enterprises, Inc.
     Class A                                                 13,045           1,203,401
 * HPSC, Inc.                                                 1,500              21,420
 * Hub Group, Inc. Class A                                    3,000              48,120
 * Hudson Highland Group, Inc.                                2,205              44,497
   Hudson River Bancorp, Inc.                                 8,600             298,936
 * Hudson Technologies, Inc.                                  1,300               1,105
 * Huffy Corp.                                               18,700             127,721
 # Hughes Supply, Inc.                                       11,800             539,260
 * Human Genome Sciences, Inc.                               20,400             261,120
   Humboldt Bancorp                                           6,700             117,049
*# Hunt (J.B.) Transport Services, Inc.                      41,400           1,083,024
 * Hurco Companies, Inc.                                      1,200               3,480
 * Hutchinson Technology, Inc.                               17,500             569,975
 * Huttig Building Products, Inc.                             4,000              10,800
 * Hycor Biomedical, Inc.                                     3,400              14,178
 * Hydril Co.                                                10,900             260,183
 * Hypercom Corp.                                            55,800             284,022
 * HyperFeed Technologies, Inc.                                 220               1,298
 * Hyperion Solutions Corp                                   22,570             748,873
 * I-Stat Corp.                                              14,300             180,180
 * I-Trax Inc.                                                4,100              12,095
   Iberiabank Corp.                                           3,400             197,132
 * Ibis Technology Corp.                                     12,300             199,875
*# ICOS Corp.                                                 1,000              45,200
 * ICT Group, Inc.                                           11,500             154,790
 * ICU Medical, Inc.                                         10,250             349,422
   Idacorp, Inc.                                              7,100             208,740
 * Identix, Inc.                                             56,121             290,707
   Idex Corp.                                                 8,000             315,840
*# IDEXX Laboratories, Inc.                                  19,800             937,530

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * iDine Rewards Network, Inc.                                9,700   $         105,730
 * IDT Corp.                                                 25,500             479,400
 * IDT Corp. Class B                                         13,100             253,223
 * IDX Systems Corp.                                         14,200             363,520
 * iGate Capital Corp.                                       49,900             317,364
 * IGEN, Inc.                                                 8,700             514,083
   IHOP Corp.                                                11,500             448,500
 * II-VI, Inc.                                               11,300             257,188
   Ikon Office Solutions, Inc.                               35,300             298,991
 * ILEX Oncology, Inc.                                        4,275              89,219
 * Illumina, Inc.                                            37,200             255,192
   ILX Resorts, Inc.                                            400               2,760
 * Image Entertainment, Inc.                                 21,500             105,350
*# ImageWare Systems, Inc.                                    2,100               5,187
 # Imation Corp.                                             18,800             638,260
   IMC Global, Inc.                                          32,268             234,588
 * IMCO Recycling, Inc.                                      20,800             157,040
 * Immersion Corp.                                            5,200              27,560
 * Immucor, Inc.                                             12,075             278,932
 * ImmunoGen, Inc.                                           47,935             226,733
 * Immunomedics, Inc.                                        19,300              74,498
 * IMPAC Medical Systems, Inc.                                5,300             131,122
 * Impath, Inc.                                              14,800              45,140
 * Impax Laboratoroes, Inc.                                   5,800              81,780
 * Impco Technologies, Inc.                                  19,400             127,070
 * Imperial Sugar Co.                                         4,100              45,469
 * Implant Sciences Corp.                                     1,500              11,310
 * Incyte Genomics, Inc.                                     71,100             430,155
   Independence Community Bank
     Corp.                                                   17,259             638,238
   Independence Holding Co.                                     880              20,200
   Independent Bank Corp. MA                                  6,700             195,975
   Independent Bank Corp. MI                                  7,705             224,601
 * Indevus Pharmaceuticals, Inc.                             17,600              99,968
 * Indus International, Inc.                                 11,800              35,400
 * Inet Technologies, Inc.                                   42,200             541,848
 * Infinity, Inc.                                             9,700              36,375
*# Infocrossing, Inc.                                         2,300              22,975
 * InFocus Corp.                                             44,153             349,692
 * Infonet Services Corp.                                    57,700             109,630
 * Informatica Corp.                                         35,200             397,056
 * Information Holdings, Inc.                                20,570             457,682
 * Inforte Corp.                                             13,300             114,380
 * InfoSpace, Inc.                                           27,400             719,250
 * infoUSA, Inc.                                             41,700             354,450
   Ingles Market, Inc. Class A                                3,934              39,733
 * Inkine Pharmaceutical Co., Inc.                           16,800              87,864
 * Innotrac Corp.                                             5,600              50,904
 * Innovative Gaming Corp.                                       80                   1
 * Innovative Solutions & Support, Inc.                      13,200             197,736
 * Innovex, Inc.                                             14,000             131,600
 * Input/Output, Inc.                                        57,600             225,216
 * Insight Communications Co., Inc.                          38,021             370,325
 * Insight Enterprises, Inc.                                 32,500             607,750
 * Insignia Systems, Inc.                                     1,600               3,696
 * Insituform Technologies, Inc.
     Class A                                                 23,800             358,190
 * Insmed, Inc.                                              15,500              45,880
 * Inspire Pharmaceuticals, Inc.                             14,300             247,390
 * Insurance Auto Auctions, Inc.                             14,771             187,592
 * InsWeb Corp.                                                 666               3,330
   Integra Bank Corp.                                         3,900              87,165
 * Integra Lifesciences Corp.                                10,700   $         335,873
 * Integral Systems, Inc.                                     4,700             100,768
 * IntegraMed America, Inc.                                   1,300               8,294
 * Integrated Bio                                             1,700              16,490
*# Integrated Circuit Systems, Inc.                           4,600             136,850
 * Integrated Device Technology, Inc.                        66,128           1,246,513
 * Integrated Electrical Services, Inc.                      40,500             317,520
 * Integrated Information Systems,
     Inc.                                                       120                  42
 * Integrated Silicon Solution, Inc.                         26,193             489,809
 * Integrated Telecom Express, Inc.                             100                   0
 * Integrity Media, Inc.                                      1,400               8,400
*# Intelli-Check, Inc.                                        4,100              27,470
 * Intellidata Technologies Corp.                            45,100              74,415
 * Intelligent Systems Corp.                                    700               1,274
   Inter Parfums, Inc.                                        6,650             135,261
 * Interactive Data Corp.                                    45,600             768,360
 * Interactive Intelligence, Inc.                             4,000              22,560
 * InterCept Group, Inc.                                     22,600             238,882
   Interchange Financial Services
     Corp.                                                    2,658              61,028
 * Interdigital Communications Corp.                         29,700             608,256
 * Interep National Radio Sales, Inc.                         1,400               2,982
 * Interface, Inc. Class A                                   45,665             259,834
*# Intergraph Corp.                                          32,700             830,580
 * Interland, Inc.                                           14,825             101,551
 * Interlink Electronics, Inc.                                5,850              40,950
 * Intermagnetics General Corp.                              15,452             348,134
   Intermet Corp.                                             4,700              22,889
*# InterMune, Inc.                                            3,500              73,885
 * International Microcomputer Software,
     Inc.                                                       300                 399
 * International Multifoods Corp.                            19,700             351,251
 * International Remote Imaging
     Systems, Inc.                                            4,500              22,455
 * International Shipholding Corp.                            1,200              16,200
 * Internet Commerce Corp.                                    1,100               1,056
 * Internet Pictures Corp.                                    4,300               9,546
 * Internet Security Systems, Inc.                           39,700             673,709
 * Interphase Corp.                                           3,200              54,720
   Interpool, Inc.                                            6,900             104,880
 * Interpore International, Inc.                             19,300             235,074
   Intersil Corp.                                             8,024             211,914
   Interstate Bakeries Corp.                                  8,200             129,150
 * Interstate Hotels & Resorts, Inc.                         25,600             137,728
   Inter-Tel, Inc.                                           12,400             300,080
 * Intervoice, Inc.                                          30,500             319,030
 * Interwoven, Inc.                                          40,776             610,827
 * Intest Corp.                                               4,400              24,816
 * Intevac, Inc.                                              4,400              74,756
 * Intrado, Inc.                                             15,000             299,250
 * Intraware, Inc.                                            5,400              11,772
 * Introgen Therapeutics, Inc.                               23,200             162,864
 * Intrusion, Inc.                                            6,400               4,800
   Invacare Corp.                                            21,200             826,800
 * Inveresk Resh                                              5,500             121,055
 * Inverness Medical Innovations, inc.                        3,318              78,637
 * Investment Technology Group, Inc.                            500               8,850
 * INVESTools, Inc.                                             599                 815
 * Invision Technologies, Inc.                               17,000             506,940
 * Invivo Corp.                                               2,250              47,612

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Iomega Corp.                                              56,600   $         310,734
 * Ionics, Inc.                                              19,700             633,355
 * Iridex Corp.                                               2,700              14,809
   Irwin Financial Corp.                                     12,700             384,302
   Isco, Inc.                                                 1,100              10,714
 * Isis Pharmaceuticals, Inc.                                34,300             205,457
*# Island Pacific, Inc.                                      13,000              28,860
 * Isle of Capri Casinos, Inc.                               26,900             542,062
*# Isolagen Inc                                               5,500              36,465
 * ITLA Capital Corp.                                         2,300             115,506
 * Itron, Inc.                                               15,300             293,607
 * ITT Educational Services, Inc.                            21,600           1,210,248
 * ITXC Corp.                                                21,400              84,530
 * Ixia                                                      52,100             663,754
 * IXYS Corp.                                                29,112             244,541
 * J & J Snack Foods Corp.                                    8,700             313,200
 * J Net Enterprises, Inc.                                    2,900               3,335
 * J. Alexander's Corp.                                         200               1,500
 * J. Jill Group, Inc.                                       19,050             242,697
   J. M. Smucker Co.                                          7,182             329,869
 * j2 Global Communication, Inc.                              1,500              42,630
 * Jack in the Box, Inc.                                     29,000             604,650
 # Jacksonville Bancorp, Inc.                                   100               3,735
 * Jaco Electronics, Inc.                                       550               3,877
 * Jacuzzi Brands, Inc.                                      74,200             478,590
 * Jakks Pacific, Inc.                                       27,600             375,084
 * Jarden Corp.                                               6,000             162,300
 * JDA Software Group, Inc.                                  28,600             521,092
   Jefferies Group, Inc.                                     24,600             769,488
   JLG Industries, Inc.                                      38,400             577,536
 * Johnson Outdoors, Inc.                                     2,900              41,905
 * Jones Lang LaSalle, Inc.                                  22,500             471,375
 * Jos. A. Bank Clothiers, Inc.                               5,100             210,171
 * Journal Register Co.                                      11,300             225,435
 * Joy Global, Inc.                                          31,700             665,700
 * JPS Industries, Inc.                                       1,800               3,924
 * Jupitermedia Corp.                                        16,500              83,325
   K Swiss, Inc. Class A                                      9,000             438,390
 * K-Tron International, Inc.                                   600              10,176
 * K-V Pharmaceutical Co. Class A                            11,100             289,710
 * K-V Pharmaceutical Co. Class B                             3,825             101,018
 * K2, Inc.                                                  26,511             405,618
 * Kadant, Inc.                                              15,092             270,901
 * Kaiser Aluminum Corp.                                      8,100                 648
   Kaman Corp. Class A                                        8,800             113,256
*# Kansas City Southern Industries, Inc.                     49,200             654,360
 * Katy Industries, Inc.                                        400               2,460
   Kaydon Corp.                                              10,800             263,736
   KB Home Corp.                                             10,600             730,128
 * KCS Energy, Inc.                                          27,800             251,868
 * Keane, Inc.                                               48,124             678,548
 * Keith Companies, Inc.                                      8,500             121,210
   Keithley Instruments, Inc.                                 6,400             115,520
   Kellwood Co.                                              11,713             447,905
   Kelly Services, Inc.                                      14,300             407,264
   Kelly Services, Inc.                                         200               5,400
 * Kemet Corp.                                               71,416             942,691
 * Kendle International, Inc.                                16,000             109,600
   Kennametal, Inc.                                           8,700             334,428
 * Kennedy-Wilson, Inc.                                       2,800              16,912
 * Kensey Nash Corp.                                          7,100             149,313
 * Keravision, Inc.                                           1,100   $               1
   Kewaunee Scientific Corp.                                    300               3,390
 * Key Energy Group, Inc.                                    93,200             849,052
 * Key Technology, Inc.                                         900              12,528
 * Key Tronic Corp.                                             800               1,711
 * Keynote Systems, Inc.                                     11,900             146,846
 * Keystone Automotive Industries,
     Inc.                                                    13,600             331,432
 * Kforce, Inc.                                              41,703             352,390
 * KFX, Inc.                                                 16,400              98,236
   Kimball International, Inc. Class B                        2,600              38,532
 * Kindred Healthcare, Inc.                                  15,800             815,122
 * Kirby Corp.                                               17,000             510,000
 * Kirklands, Inc.                                           13,000             271,700
   Klamath First Bancorp, Inc.                                2,300              58,995
 * Knight Trading Group, Inc.                                72,200           1,041,846
 * Knight Transportation, Inc.                               18,425             446,438
 * Koala Corp.                                                1,800                 207
 * Komag Inc                                                 14,300             235,807
 * Kontron Mobile Computing, Inc.                             1,800                 679
 * Kopin Corp.                                               24,100             170,628
 * Korn/Ferry International                                  38,400             385,152
*# Kos Pharmaceuticals, Inc.                                 10,000             445,000
 * Kosan Biosciences, Inc.                                   26,800             254,868
   Koss Corp.                                                 1,000              18,300
 * Kroll, Inc.                                               29,413             704,441
 * Kronos, Inc.                                              13,837             541,995
 * Kulicke & Soffa Industries, Inc.                          50,300             828,944
 * KVH Industries, Inc.                                       5,000             157,700
 * La Jolla Pharmceutical Co.                                38,000             110,200
   La-Z-Boy, Inc.                                            20,116             406,343
 * LaBarge, Inc.                                             16,300             101,875
 * LabOne, Inc.                                               8,200             237,718
 * Labor Ready, Inc.                                         37,800             430,920
   Laclede Group, Inc.                                        3,500             102,375
 * LaCrosse Footwear, Inc.                                    2,500              13,750
   Ladish Co., Inc.                                          17,600             144,496
   Lakeland Bancorp, Inc.                                        89               1,424
 * Lakeland Industries, Inc.                                    726               9,387
 * Lakes Entertainment, Inc.                                  4,200              60,476
 * Lamson & Sessions Co.                                     18,600             108,810
   Lancaster Colony Corp.                                     3,800             158,650
   Lance, Inc.                                               29,600             414,696
 * Lancer Corp.                                               2,700              14,823
   Landamerica Financial Group, Inc.                          8,900             457,460
   Landauer, Inc.                                             2,300              86,480
 * Landec Corp.                                              20,384             132,496
   Landmark Bancorp, Inc.                                       110               3,107
   Landry's Restaurants, Inc.                                15,050             369,026
 * Landstar Systems, Inc.                                    29,852           1,074,672
 * Lannet Co., Inc.                                           7,900             141,568
 * Laserscope                                                11,000             176,000
 * Latitude Communications, Inc.                             18,721              73,012
 * Lattice Semiconductor Corp.                               86,200             816,314
   Lawson Products, Inc.                                      2,500              84,825
 * Lawson Software, Inc.                                     45,500             384,020
 * Layne Christensen Co.                                      4,700              48,880
 * Lazare Kaplan International, Inc.                            200               1,350
 * LCA-Vision, Inc.                                          11,600             194,648
 * LCC International, Inc. Class A                           17,300              84,943
 * Learning Tree International, Inc.                         10,847             188,412

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Leather Factory, Inc.                                      4,500   $          18,135
 * Lecroy Corp.                                              11,700             195,390
 * Leisure Time Casinos & Resorts,
     Inc.                                                       900                   7
   Lennox International, Inc.                                60,200           1,023,400
 * Lesco, Inc.                                                9,100             116,207
*# Level 8 Systems, Inc.                                        700                 273
 * Lexar Media, Inc.                                         25,200             538,272
 * Lexent, Inc.                                              15,600              22,776
 * Lexicon Genetics, Inc.                                    36,200             190,050
   Libbey, Inc.                                               5,900             172,929
   Liberty Corp.                                              6,600             293,370
   Liberty Homes, Inc. Class B                                  100                 556
 * Lifecell Corp.                                            13,800              77,280
 * Lifecore Biomedical, Inc.                                 16,600             111,220
 * Lifeline Systems, Inc.                                       900              31,500
   Lifetime Hoan Corp.                                        3,300              46,200
 * Lifeway Foods, Inc.                                          200               2,960
 * Ligand Pharmaceuticals, Inc.
     Class B                                                 11,500             153,870
 * Lightbridge, Inc.                                         25,217             242,840
 * Lin TV Corp.                                              20,500             460,225
   Lincoln Electric Holdings                                 13,600             344,352
   Lindsay Manufacturer Co.                                   5,600             136,472
 * Linens 'n Things, Inc.                                    31,100             914,651
 * Lionbridge Technologies, Inc.                              9,600             103,680
 * Lipid Sciences, Inc.                                       6,100              15,128
   Liquid Audio, Inc.                                           200                  55
*# Liquidmetal Technologies, Inc.                             6,900              14,490
   Lithia Motors, Inc. Class A                                9,300             230,826
 * Littlefuse, Inc.                                          10,100             300,879
 * LMI Aerospace, Inc.                                        2,100               3,759
 # LNR Property Corp.                                        14,000             619,500
 * Local Financial Corp.                                      4,900              97,363
 * Lodgenet Entertainment Corp.                               8,100             146,205
 * LogicVision, Inc.                                          9,500              42,655
 * Logility, Inc.                                             1,700               8,262
 * Lojack Corp.                                              13,200             116,952
   Lone Star Steakhouse & Saloon,
     Inc.                                                    11,200             258,384
 * Lone Star Technologies, Inc.                              31,900             441,815
   Longs Drug Stores Corp.                                   17,700             433,650
   Longview Fibre Co.                                        40,000             438,800
 * LookSmart, Ltd.                                           63,500              94,615
 * Louisiana-Pacific Corp.                                   61,400           1,110,726
   Lowrance Electronics, Inc.                                   600              12,270
   LSB Corp.                                                  1,100              19,086
   LSI Industries, Inc.                                      11,750             146,287
 * LTX Corp.                                                 44,049             734,737
 * Luby's, Inc.                                              27,700             104,152
   Lufkin Industries, Inc.                                    4,300             111,757
 * Luminex Corp.                                             18,500             195,175
 * Lydall, Inc.                                              17,300             211,752
 * M & F Worldwide Corp.                                      8,200             113,570
   M/I Schottenstein Homes, Inc.                             10,000             383,500
   MacDermid, Inc.                                           19,000             623,200
 * Mac-Gray Corp.                                             5,200              26,000
 * Macromedia, Inc.                                          31,440             644,834
 * Macrovision Corp.                                         19,600             448,840
 * Madden (Steven), Ltd.                                     13,200             282,216
   MAF Bancorp, Inc.                                         25,950           1,139,464
 * Magna Entertainment Corp.                                  9,600   $          45,120
 * Magnetek, Inc.                                            28,100             181,245
 * Magnum Hunter Resources, Inc.                             52,300             470,177
 * Mail-Well, Inc.                                           49,500             187,110
 * Main Street & Main, Inc.                                   3,000               7,350
   Main Street Banks, Inc.                                    3,925             103,934
 * MAIR Holdings, Inc.                                       26,200             199,382
 * Management Network Group, Inc.                             7,400              23,887
 * Manchester Technologies, Inc.                                900               2,970
   Mandalay Resort Group                                      3,700             158,915
*# Manhattan Associates, Inc.                                 9,100             276,913
   Manitowoc Co., Inc.                                       11,500             310,500
 * Mannatech, Inc.                                           10,200             124,440
 * Manning (Greg) Auctions, Inc.                              4,900              55,125
 * Manufacturers' Services Ltd.                              35,600             217,160
 * Manugistic Group, Inc.                                    70,600             470,196
 * Mapics, Inc.                                              14,700             177,429
 * Mapinfo Corp.                                             18,275             161,734
 * Marimba, Inc.                                             29,100             149,574
   Marine Products Corp.                                      4,460              72,921
 * MarineMax, Inc.                                           17,600             334,400
   Maritrans, Inc.                                            1,700              28,237
 * MarketWatch.com, Inc.                                     19,000             168,340
 * MarkWest Hydrocarbon, Inc.                                 2,640              30,360
   Marsh Supermarkets, Inc. Class B                             200               2,200
 * Martek Biosciences Corp.                                  17,600           1,069,024
 * Martha Stewart Living Omnimedia,
     Ltd.                                                    17,400             170,172
*# Marvel Enterprises, Inc.                                  10,400             299,104
 * Mascotech, Inc.                                           14,300                   0
   MASSBANK Corp.                                               900              36,324
   Massey Energy Co.                                         24,830             345,137
 * Mastec, Inc.                                              44,408             589,738
 * Material Sciences Corp.                                   18,000             170,820
 * Matria Healthcare, Inc.                                   12,866             262,852
*# Matritech, Inc.                                           18,900              38,745
 * Matrix Bancorp, Inc.                                       2,700              24,678
 * Matrix Service Co.                                        19,600             312,620
 * MatrixOne, Inc.                                           50,000             297,500
 * Matrixx Initiatives, Inc.                                  8,800             148,280
   Matthews International Corp.
     Class A                                                 13,400             381,498
 * Mattson Technology, Inc.                                  32,078             492,397
 * Maui Land & Pineapple Company,
     Inc.                                                     7,700             241,010
 * Maverick Tube Corp.                                       29,500             545,160
 * Max & Ermas Restaurants, Inc.                                500               9,312
 * Maxco, Inc.                                                  300                 787
   Maxcor Financial Group, Inc.                               9,200             120,520
 * Maxicare Health Plans, Inc.                                  240                  60
*# Maxim Pharmaceuticals, Inc.                               28,100             200,072
 * Maximus, Inc.                                             13,600             515,440
 * Maxwell Shoe Company, Inc.                                16,550             291,114
 * Maxwell Technologies, Inc.                                13,300             107,065
 * Maxxam, Inc.                                               3,900              62,400
 * Maxygen, Inc.                                             34,280             371,938
   MB Financial, Inc.                                         6,800             353,328
 * McDATA Corp.                                              30,700             326,648
   McGrath Rent Corp.                                         5,900             161,601
*# McMoran Exploration Co.                                    7,600             136,496
   McRae Industries, Inc. Class A                             1,300              11,895

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   MDC Holdings, Inc.                                        14,471   $       1,003,709
 * Meade Instruments Corp.                                   23,600              99,120
 * Meadowbrook Insurance Group,
     Inc.                                                     5,000              20,000
 * Medarex, Inc.                                             62,700             426,360
 * MedCath Corp.                                             20,146             191,165
*# Med-Design Corp.                                          10,500              38,955
 * Media Arts Group, Inc.                                     8,600              33,884
   Media General, Inc. Class A                               10,100             675,589
 * Mediacom Communications Corp.                             42,000             323,820
 * Medical Action Industries, Inc.                           12,500             207,500
 * Medical Staffing Network Holdings,
     Inc.                                                    30,400             296,400
   Medicis Pharmaceutical Corp.
     Class A                                                  1,500              98,820
 * Medifast, Inc.                                             1,900              28,880
 * Medquist, Inc.                                            32,995             507,793
 * MedSource Technologies, Inc.                              31,306             144,634
 * Medstone International, Inc.                               1,900               8,970
 * MEDTOX Scientific, Inc.                                    3,456              19,354
 * Memberworks, Inc.                                          7,600             206,188
 * MEMC Electronic Materials, Inc.                           19,500             211,770
 * Mens Warehouse, Inc.                                      27,801             854,325
   Mentor Corp.                                              23,400             515,970
*# Mentor Graphics Corp.                                     29,000             424,850
   Mercantile Bank Corp.                                      2,205              75,631
   Merchants Bancshares, Inc.                                 3,250              95,875
   Merchants Group, Inc.                                      1,400              34,069
 * Mercury Air Group, Inc.                                    2,500              12,250
 * Mercury Computer Systems, Inc.                            13,010             311,589
 * Merge Technologies, Inc.                                   4,300              75,250
   Meridian Bioscience, Inc.                                  1,800              18,666
 * Meridian Resource Corp.                                   50,000             228,000
 * Merit Medical Systems, Inc.                               11,858             371,155
 * Meritage Corp.                                             9,200             580,980
 * Meritage Hospitality Group, Inc.                           1,000               4,620
 * Merix Corp.                                               16,950             353,916
 * Merrimac Industries, Inc.                                  1,300               7,735
 * Mesa Air Group, Inc.                                      32,400             390,420
   Mesa Labs, Inc.                                            5,300              47,938
 * Mestek, Inc.                                               3,700              69,560
 * Meta Group, Inc.                                           5,500              30,910
 * MetaSolv, Inc.                                            22,356              53,654
   Methode Electronics, Inc. Class A                         23,300             298,939
   Met-Pro Corp.                                              2,133              32,208
 # Metris Companies, Inc.                                    64,700             288,562
 * Metro One Telecommunications,
     Inc.                                                    28,166              54,642
   MetroCorp. Bancshares, Inc.                                1,400              19,803
 * Metrologic Instruments, Inc.                              11,700             318,708
 * Metromedia International Group,
     Inc.                                                     2,300                 351
 * Mexican Restaurants, Inc.                                    500               1,800
   MFB Corp.                                                    200               6,305
 * MFRI, Inc.                                                   300                 801
   MGE Energy, Inc.                                           4,600             147,246
 * MGI Pharma, Inc.                                          11,200             429,744
 * Michael Anthony Jewelers, Inc.                             2,700               5,495
 # Michaels Stores, Inc.                                     20,600             973,350
 * Micrel, Inc.                                              10,600             181,260
 * Micro Component Technology, Inc.                           5,400               8,100
 * Micro Linear Corp.                                        12,900   $          77,400
 * MicroFinancial, Inc.                                      11,500              36,685
 * Micromuse, Inc.                                           38,000             305,900
 * Micros Systems, Inc.                                      10,800             467,208
 * Micros to Mainframes, Inc.                                 1,200               1,632
 * Microsemi Corp.                                           23,100             559,713
 * MicroStrategy, Inc.                                        1,600              86,400
 * Microtek Medical Holdings, Inc.                           50,000             204,500
 * Micro-Therapeutics, Inc.                                  22,100              82,212
 * Microtune, Inc.                                           46,900             102,711
 * Microvision, Inc.                                         15,900             123,225
 * Mid Atlantic Medical Services, Inc.                       14,800             908,720
   Mid Penn Bancorp, Inc.                                       210               5,040
 * Midas, Inc.                                               19,400             293,910
   Middleby Corp.                                             9,900             337,798
   Middlesex Water Co.                                          665              13,320
   Midland Co.                                                4,000              84,720
   Mid-State Bancshares                                      13,000             336,050
*# Midway Games, Inc.                                        52,500             177,450
   Midwest Banc Holdings, Inc.                                7,950             174,105
 * Midwest Express Holdings, Inc.                            19,318              80,170
*# Mikohn Gaming Corp.                                        3,700              16,132
   Milacron, Inc.                                             9,100              21,112
 * Millennium Cell, Inc.                                      6,800              17,748
   Millennium Chemicals, Inc.                                44,800             484,736
 * Miller Industries, Inc.                                    8,500              52,700
 * Millerbuilding Systems Escrow
     Shares                                                     500                 150
 * MIM Corp.                                                 27,000             190,350
   Minerals Technologies, Inc.                               14,200             758,990
   Minuteman International, Inc.                                200               1,846
 * MIPS Technologies, Inc.                                   20,291             110,586
 * Misonix, Inc.                                              8,400              34,196
 * Mission Resources Corp.                                   27,100              48,780
 * Mississippi Chemical Corp.                                 2,100                 168
   Missouri Bancorp, Inc.                                       400               5,730
 * Mitcham Industries, Inc.                                   1,200               2,472
 * Mity Enterprises, Inc.                                     2,400              44,208
 * MKS Instruments, Inc.                                     36,322           1,006,483
*# MKTG Services, Inc.                                           77                 467
 * Mobile Mini, Inc.                                         16,100             317,653
 * Mobility Electronics, Inc.                                11,300             126,560
 * Mobius Management Systems, Inc.                            9,100             136,591
   Mocon, Inc.                                                1,600              13,728
 * Modem Media, Inc.                                          7,300              46,063
   Modine Manufacturing Co.                                  12,400             316,324
 * Mod-Pac Corp.                                              1,350              10,571
 * Mod-Pac Corp. Class B                                        168               1,315
 * Modtech Holdings, Inc.                                    17,400             144,246
 * Moldflow Corp.                                            12,400             139,500
 * Molecular Devices Corp.                                   17,700             350,991
 * Monaco Coach Corp.                                        29,350             682,681
 * Monarch Casino and Resort, Inc.                            2,500              25,350
 * Mondavi (Robert) Corp. Class A                             9,200             322,000
 * Monolithic System Technology, Inc.                        24,700             184,262
 * Monro Muffler Brake, Inc.                                  5,250             116,288
 * Monster Worldwide, Inc.                                   29,400             707,364
 * Monterey Pasta Co.                                        18,200              69,706
 * Moog, Inc. Class A                                         7,500             326,250
 * Moog, Inc. Class B                                           200               8,764
 * Moore Medical Corp.                                          500               3,350

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Morgan Group Holding Co.                                   1,200   $             150
 * Mossimo, Inc.                                              2,300              11,385
 * Mother's Work, Inc.                                        5,700             143,982
 * Motor Car Parts & Accessories,
     Inc.                                                       200               1,126
   Movado Group, Inc.                                         6,400             174,016
*# Movie Gallery, Inc.                                       21,500             380,335
 * MPS Group, Inc.                                           83,500             768,200
 * MRO Software, Inc.                                        28,100             387,780
 * MRV Communications, Inc.                                  72,500             290,725
   MSC Industrial Direct Co., Inc.
     Class A                                                 11,000             289,740
 * MSC Software Corp.                                        35,900             353,615
 * MTC Technologies, Inc.                                     7,600             227,620
 * MTR Gaming Group, Inc.                                    22,500             249,750
   MTS Systems Corp.                                         12,800             237,696
 * Mueller Industries, Inc.                                  26,055             842,098
 * Multi Color Corp.                                          2,050              58,938
 * Multimedia Games, Inc.                                     5,700             233,301
   Myers Industries, Inc.                                    16,155             202,422
 * Mykrolis Corp.                                            36,900             584,496
 * Myriad Genetics, Inc.                                     27,300             322,686
   Mystic Financial, Inc.                                       210               5,891
 * Nabi Biopharmaceuticals                                   46,038             495,829
   Nacco Industries, Inc. Class A                             3,800             296,400
*# Nanogen, Inc.                                             23,900              78,870
 * Nanometrics, Inc.                                         15,400             224,840
 * Nanophase Technologies Corp.                              13,400              71,824
 * Napco Security Systems, Inc.                               1,400              11,375
   Nara Bancorp, Inc.                                         5,000             109,550
   Nash-Finch Co.                                             4,600              92,506
 * Nashua Corp.                                               1,400              12,292
 * Nassda Corp.                                              22,500             158,625
*# Nastech Pharmaceutical Co., Inc.                           6,600              66,330
 * NATCO Group, Inc. Class A                                 19,200             115,200
 * Nathans Famous, Inc.                                       3,100              16,058
 * National Beverage Corp.                                    3,900              58,812
 * National Dentex Corp.                                      2,600              54,860
 * National Equipment Services, Inc.                          1,200                  84
 * National Healthcare Corp.                                    300               6,075
 * National Home Health Care Corp.                            3,097              27,377
 * National Medical Health Card
     Systems, Inc.                                            4,400             101,200
 * National Oilwell, Inc.                                     6,569             126,388
   National Penn Bancshares, Inc.                             6,317             211,620
   National Presto Industries, Inc.                           2,200              78,320
 * National Processing, Inc.                                 10,500             254,625
 * National Research Corp.                                    2,900              44,918
 * National RV Holdings, Inc.                                10,500             112,875
   National Security Group, Inc.                              1,000              18,875
 * National Steel Corp. Class B                                 100                   0
 * National Technical Systems, Inc.                             900               5,166
 * National Western Life Insurance Co.
     Class A                                                  1,700             248,549
 * Natrol, Inc.                                               5,100              14,790
   Nature's Sunshine Products, Inc.                           8,300              67,064
 * Natus Medical, Inc.                                       12,300              46,248
   Nautilus Group, Inc.                                      16,350             232,661
*# Navarre Corp.                                             24,600             174,906
 * Navigant Consulting, Inc.                                 39,300             679,890
*# Navigant International, Inc.                              17,300             240,470
 * Navigators Group, Inc.                                     4,000   $         127,240
   NBT Bancorp                                                6,700             146,596
 * NBTY, Inc.                                                40,000           1,016,000
 * NCI Building Systems, Inc.                                20,800             484,432
 * NCO Group, Inc.                                           19,700             455,070
 * NCO Portfolio Management, Inc.                                60                 450
 # NDChealth Corp.                                            9,900             264,825
 * Neiman Marcus Group, Inc.                                  6,400             344,960
 * Nektar Therapeutics                                        9,600             126,528
   Nelson (Thomas), Inc.                                      5,000              88,000
*# Neoforma, Inc.                                            18,600             296,856
 * Neogen Corp.                                               2,800              58,884
 * NeoMagic Corp.                                            35,500             115,020
 * NEON Systems, Inc.                                         4,800              17,280
 * Neopharm, Inc.                                            12,263             219,998
 * Neose Technologies, Inc.                                  19,600             165,228
 * Net2Phone, Inc.                                           41,600             262,080
   NetBank, Inc.                                             28,156             368,844
 * Netegrity, Inc.                                           40,400             494,900
 * NetIQ Corp.                                               22,900             274,571
 * NetManage, Inc.                                            9,157              49,448
 * Netopia, Inc.                                             22,300             341,190
 * NetRatings, Inc.                                          37,600             380,512
 * Netscout System, Inc.                                     37,100             323,512
 * NetSolve, Inc.                                             9,800              80,752
 * Network Associates, Inc.                                      45                 603
 * Network Engines, Inc.                                     26,500             276,660
 * Network Equipment Technologies,
     Inc.                                                    27,700             288,080
*# Network Plus Corp.                                         7,400                   9
 * Neurocrine Biosciences, Inc.                               8,100             427,923
 * Neurogen Corp.                                            21,293             135,871
 * Nevada Gold & Casinos, Inc.                                7,200              85,680
 * New Brunswick Scientific Co., Inc.                         3,751              22,877
 * New Century Equity Holdings Corp.                         11,400               3,648
 # New Century Financial Corp.                               14,700             559,335
   New England Business Services,
     Inc.                                                     6,900             207,000
 * New Focus, Inc.                                           76,900             376,041
   New Hampshire Thrift BancShares,
     Inc.                                                       100               3,100
 * New Horizons Worldwide, Inc.                                  75                 461
   New Jersey Resources Corp.                                 8,900             341,760
 * Newfield Exploration Co.                                     371              15,174
   Newmil Bancorp, Inc.                                       1,600              42,864
 * Newpark Resources, Inc.                                   78,600             315,972
 * Newport Corp.                                             30,000             510,900
 * Newtek Business Services, Inc.                             7,200              42,768
 * Nextel Partners, Inc.                                     21,500             253,485
 * Niagara Corp.                                                900               2,538
 * NIC, Inc.                                                 53,400             375,936
   NL Industries, Inc.                                        3,100              55,428
 * NMS Communications Corp.                                   8,800              51,480
 * NMT Medical, Inc.                                          8,300              29,050
   NN, Inc.                                                   3,000              34,860
 * Nobel Learning Communities, Inc.                           3,200              15,680
 * Nobility Homes, Inc.                                       1,900              20,254
   Noble International, Ltd.                                  2,300              38,663
   Nordson Corp.                                                500              16,255
 * Norstan, Inc.                                             15,500              48,050
 * North American Scientific, Inc.                           13,900             139,000

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   North Central Bancshares, Inc.                               400   $          15,404
 * North Coast En                                             6,298              67,389
   North Pittsburgh Systems, Inc.                             3,900              71,873
   Northeast Bancorp                                            200               4,050
   Northeast Pennsylvania Financial
     Corp.                                                    1,400              27,300
   Northern Technologies International
     Corp.                                                    5,100              25,475
*# Northfield Laboratories, Inc.                              8,300              48,140
 * Northland Cranberries, Inc.                                1,375                 990
   Northrim BanCorp, Inc.                                     2,630              60,043
   Northway Financial, Inc.                                     200               7,020
*# Northwest Airlines Corp.                                  18,100             239,101
   Northwest Bancorp, Inc.                                   10,200             223,686
   Northwest Natural Gas Co.                                  4,800             146,400
 * Northwest Pipe Co.                                         3,900              57,720
   Norwood Financial Corp.                                      300               7,703
 * Novadigm, Inc.                                            20,100              74,370
 * Novavax, Inc.                                             10,065              57,874
 * Novell, Inc.                                             117,900           1,120,050
 * Novellus Systems, Inc.                                     2,437             106,643
 * Noven Pharmaceuticals, Inc.                               18,000             247,140
 * Novoste Corp.                                             22,500             112,725
*# NPS Pharmaceuticals, Inc.                                  7,900             238,422
 * NS Group, Inc.                                            25,700             191,979
 # NSD Bancorp, Inc.                                          1,653              40,912
 * NTN Communications, Inc.                                  15,500              60,450
 * Nu Horizons Electronics Corp.                             22,495             180,410
 * NuCo2, Inc.                                               12,600             158,508
 * Nuevo Energy Co.                                          20,400             402,696
   NUI Corp.                                                  8,000             125,040
 * Numerex Corp. Class A                                      1,100               4,290
   NuSkin Enterprises, Inc.                                  14,900             258,813
 * Nutraceutical International Corp.                         12,600             163,170
 * Nuvelo, Inc.                                              15,500              60,605
   NWH, Inc.                                                  3,200              62,176
 * NYFIX, Inc.                                               37,025             308,418
   Nymagic, Inc.                                              5,500             147,565
 * O'Charleys, Inc.                                          23,300             397,265
 * O'Reilly Automotive, Inc.                                  9,200             400,384
 * O.I. Corp.                                                 1,000               7,135
   Oak Hill Financial, Inc.                                   1,200              37,200
   Oakley, Inc.                                              17,900             234,490
 * OAO Technology Solutions, Inc.                             8,100              25,272
 * Obie Media Corp.                                           1,100               2,987
 * Oceaneering International, Inc.                           17,000             371,450
   OceanFirst Financial Corp.                                 7,800             205,686
 * Ocular Sciences, Inc.                                     23,300             667,079
 * Ocwen Financial Corp.                                     71,300             495,535
*# Officemax, Inc.                                           82,301             809,019
 * Offshore Logistics, Inc.                                  20,900             527,725
*# Ohio Casualty Corp.                                       48,600             826,686
 * Oil States International, Inc.                            43,300             543,848
   Oil-Dri Corp. of America                                     800              11,992
 * Old Dominion Freight Lines, Inc.                          12,050             384,034
   Olin Corp.                                                   900              16,389
 * Olympic Steel, Inc.                                        4,000              22,580
 * OM Group, Inc.                                            31,900             772,299
 * Omega Protein Corp.                                       21,371             133,569
 * Omnicell, Inc.                                             8,900             117,124
 * OmniVision Technologies, Inc.                             15,600           1,016,496
 * Omnova Solutions, Inc.                                    10,300   $          37,595
 * On Assignment, Inc.                                       29,130             147,689
 * ON Semiconductor Corp.                                   197,800           1,301,524
 * On Technology Corp.                                       20,400              80,254
 * On2.cCom, Inc.                                             4,000               6,400
 * One Price Clothing Stores, Inc.                              143                  80
 # Oneida, Ltd.                                              19,300              91,675
 * OneSource Information Services,
     Inc.                                                     5,700              56,082
 * Online Resources Corp.                                    13,100              84,364
*# Onvia.com, Inc.                                              100                 450
 * Onyx Acceptance Corp.                                        500               5,510
 * Onyx Pharmacueticals, Inc.                                15,100             434,578
 * ONYX Software Corp.                                        7,200              29,023
 * OPENT Technologies, Inc.                                  24,200             435,358
 * Openwave Systems Inc                                      34,900             419,847
 * Opinion Research Corp.                                     5,400              30,618
 * Opti, Inc.                                                 2,700               3,834
 * Optical Communication Products,
     Inc.                                                    30,777             122,185
 * Optical Sensors, Inc.                                        300               1,230
 * OpticNet, Inc.                                               950                   1
 * Option Care, Inc.                                         22,875             227,378
 * OraSure Technologies, Inc.                                 9,200              76,728
 * Orbital Sciences Corp.                                    36,400             333,788
 * Oregon Steel Mills, Inc.                                  34,100             101,277
 * Orleans Homebuilders, Inc.                                12,400             351,416
 * Orphan Medical, Inc.                                       2,600              24,440
*# Orthodontic Centers of America,
     Inc.                                                    57,700             409,093
 * Orthologic Corp.                                          34,800             251,256
   Oshkosh B'Gosh, Inc. Class A                               5,000             108,000
   Oshkosh Truck Corp. Class B                               16,200             759,780
 * OSI Pharmaceutical, Inc.                                  11,700             347,841
*# OSI Systems, Inc.                                         16,200             300,996
 * Osteotech, Inc.                                           20,300             155,295
   Otter Tail Co.                                             4,700             127,981
   Outlook Group Corp.                                          400               2,000
 * Overland Storage, Inc.                                    11,100             218,226
   Overseas Shipholding Group, Inc.                          12,000             337,800
 * Overstock Com                                              7,300             115,413
   Owens & Minor, Inc.                                       16,400             347,844
 * Owens-Illinois, Inc.                                      73,200             825,696
 * Owosso Corp.                                                 700                  56
   Oxford Industries, Inc.                                    2,300             157,044
*# Oxigene, Inc.                                              3,300              32,373
 * OYO Geospace Corp.                                         2,300              30,567
 * P&F Industries, Inc. Class A                               1,300              11,050
*# P.F. Chang's China Bistro, Inc.                           10,400             561,392
   Pacific Capital Bancorp                                   27,733           1,024,734
*# Pacific Mercantile Bancorp                                 4,200              38,640
 * Pacific Premier Bancorp, Inc.                                420               4,053
 * Pacific Sunwear of California, Inc.                       40,725             926,901
 * Pacificare Health Systems, Inc.                           23,900           1,556,129
 * Packaging Dynamics Corp.                                   3,440              37,324
 * Packeteer, Inc.                                            3,000              56,907
 * Pac-West Telecomm, Inc.                                    1,900               4,218
 * Pain Therapeutics, Inc.                                   19,200             117,120
 * Palm Harbor Homes, Inc.                                   22,931             435,689
 * Palmone Inc                                               22,400             335,328
 * Palmsource Inc                                             6,946             177,766

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * PAM Transportation Services, Inc.                         12,461   $         243,613
 * Panavision, Inc.                                             700               4,148
 * Panera Bread Co.                                          10,600             413,188
 * Pantry, Inc.                                               4,400             101,336
*# Papa John's International, Inc.                           21,500             567,385
 * Par Technology Corp.                                         900               7,137
 * Paradyne Networks Corp.                                   49,690             228,077
 * Paragon Technologies, Inc.                                 1,900              18,221
 * Parallel Petroleum Corp.                                  25,290              96,330
 * Parametric Technology Corp.                               22,400              76,608
 * Parexel International Corp.                               25,900             478,632
   Park Electrochemical Corp.                                12,650             323,208
 * Parker Drilling Co.                                       94,800             226,572
*# Parkervision, Inc.                                         7,113              71,130
 * Park-Ohio Holdings Corp.                                   6,400              46,912
   Parkvale Financial Corp.                                   1,200              32,004
 * Parlex Corp.                                               6,400              52,160
 * ParthusCeva, Inc.                                            366               3,203
 * Party City Corp.                                          13,100             188,116
 * Pathmark Stores, Inc.                                     33,800             245,388
 * Patient Infosystems, Inc.                                  1,600                 464
   Patina Oil & Gas Corp.                                    15,781             708,251
   Patriot Bank Corp.                                         3,355              74,649
 * Patriot Transportation Holding, Inc.                       1,500              44,715
*# Patterson-UTI Energy, Inc.                                15,500             445,315
 * Paxar Corp.                                               34,831             458,028
 * Paxson Communications Corp.                               19,100              91,680
 * Payless ShoeSource, Inc.                                  54,300             699,384
 * PC Connection, Inc.                                       27,000             236,250
 * PC Mall, Inc.                                              6,300              84,168
 * PC-Tel, Inc.                                              22,600             202,270
 * PDF Solutions, Inc.                                       18,800             208,116
 * PDI, Inc.                                                 17,966             519,217
   Peabody Energy Corp.                                      14,500             488,650
 * PEC Solutions, Inc.                                       18,900             340,389
 * Pediatrix Medical Group, Inc.                             15,600             837,096
 * Peerless Manufacturing Co.                                   900              10,670
 * Peerless Systems Corp.                                    15,100              51,340
 * Peet's Coffee & Tea, Inc.                                  9,000             151,380
*# Pegasus Communications Corp.                               6,000             120,420
 * Pegasus Solutions, Inc.                                   26,300             312,444
 * Pegasystems, Inc.                                         37,500             300,000
 * Pemstar, Inc.                                             50,655             190,463
   Penford Corp.                                                500               7,215
 * Penn National Gaming, Inc.                                19,800             467,676
 * Penn Treaty American Corp.                                19,900              32,039
   Penn Virginia Corp.                                        4,010             188,109
   Penn-America Group, Inc.                                   8,828             128,977
   Pennfed Financial Services, Inc.                             800              25,799
 * Penwest Pharmaceuticals Co.                                6,400              98,560
 * Peoples Community Bancorp                                  1,100              24,475
   Peoples Holding Co.                                          900              44,784
 # Pep Boys - Manny, Moe & Jack                              55,600           1,139,800
 * Perceptron, Inc.                                          10,135              74,999
 * Performance Food Group Co.                                14,600             573,926
 * Performance Technologies, Inc.                            13,050             176,045
 * Pericom Semiconductor Corp.                               28,900             338,708
 * Perini Corp.                                              10,400              93,704
 * Perot Systems Corp.                                       72,200             895,280
   Perrigo Co.                                               44,800             676,032
 * Perry Ellis International, Inc.                           10,700             259,593
 * Per-Se Technologies, Inc.                                 14,333   $         201,379
 * Pervasive Software, Inc.                                  16,700             124,415
 * Petrocorp, Inc.                                            5,200              70,408
 * Petroleum Development Corp.                               20,400             289,680
 # PetSmart, Inc.                                            34,200             826,272
   PFF Bancorp, Inc.                                          9,380             350,812
 * Pharmaceutical Products
     Development Service Co.                                 15,000             445,200
 * Pharmaceutical Resources, Inc.                            15,100           1,095,958
 * Pharmacopeia, Inc.                                        27,500             343,750
 * Pharmacyclics, Inc.                                       20,300             129,920
*# Pharmanetics, Inc.                                           400                 852
 * PharmChem, Inc.                                              700                 196
 * Philadelphia Consolidated Holding
     Corp.                                                   15,400             779,702
   Phillips-Van Heusen Corp.                                 14,800             260,480
 * Phoenix Technologies, Ltd.                                28,500             248,235
 * Photoelectron Corp.                                       10,600                 106
 * Photon Dynamics, Inc.                                     16,000             652,960
 * Photronics, Inc.                                          20,495             378,543
 * Piccadilly Cafeterias, Inc.                                6,200               1,116
 * Pico Holdings, Inc.                                       10,600             159,212
   Pier 1 Imports, Inc.                                      23,600             601,800
   Pilgrims Pride Corp. Class B                              25,400             379,730
   Pinnacle Bancshares, Inc.                                    100               1,625
 * Pinnacle Entertainment, Inc.                              30,900             282,117
 * Pinnacle Systems, Inc.                                    31,100             259,374
 * Pinnacor, Inc.                                            13,000              29,510
 * Pioneer Drilling Co.                                       1,600               5,952
 * Pioneer Natural Resources Co.                                400              11,344
 * Pixelworks, Inc.                                          36,300             479,160
 * Plains Exploration & Production Co.                       27,965             391,790
 * Plains Resources, Inc.                                    19,500             302,640
 * Planar Systems, Inc.                                      13,200             314,160
 * Plantronics, Inc.                                          7,700             235,928
 * PlanVista Corp.                                            4,929               9,365
 * Plato Learning, Inc.                                      26,192             260,087
 * Playboy Enterprises, Inc. Class A                          2,400              36,240
 * Playboy Enterprises, Inc. Class B                         17,400             282,054
 * Playtex Products, Inc.                                    26,100             180,873
 * Plexus Corp.                                              29,500             523,625
 * Plug Power, Inc.                                          37,700             218,283
 * PLX Technology, Inc.                                      28,300             266,020
 # PMA Capital Corp. Class A                                  5,500              21,835
 * PMC Sierra, Inc.                                           1,300              26,481
   PNM Resources, Inc.                                       13,700             383,737
   Pocahontas Bancorp, Inc.                                   1,600              22,560
   Pogo Producing Co.                                         6,800             296,140
 * Point.360                                                  3,700              18,463
 # Polaris Industries, Inc.                                   5,300             456,701
 * Polycom, Inc.                                             32,800             650,096
   PolyMedica Corp.                                          20,800             539,136
 * Polyone Corp.                                              3,200              19,040
   Pomeroy IT Solutions, Inc.                                17,400             254,214
   Pope & Talbot, Inc.                                        8,200             111,110
 * Possis Medical, Inc.                                       8,300             141,432
   Potlatch Corp.                                             7,800             251,550
 * Powell Industries, Inc.                                   13,468             227,070
 * Power Intergrations, Inc.                                 10,900             394,907
 * PowerCerv Corp.                                              288                  23
 * Power-One, Inc.                                           30,000             252,900

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Powerwave Technologies, Inc.                              63,700   $         474,565
 * Pozen, Inc.                                               28,600             336,336
 * PRAECIS Pharmaceuticals, Inc.                             53,100             403,560
   Precision Castparts Corp.                                  3,400             137,768
 * Premier Financial Bancorp                                    100                 805
*# Pre-Paid Legal Services, Inc.                              8,300             220,863
   Presidential Life Corp.                                   26,700             387,150
 * Presstek, Inc.                                            36,200             291,410
*# PRG-Schultz International, Inc.                           59,580             294,921
 * Price Communications Corp.                                43,243             555,673
 * Priceline.com, Inc.                                        4,183              79,728
 * Pride International, Inc.                                 37,000             590,150
 * Prima Energy Corp.                                        10,225             302,660
 * Prime Hospitality Corp.                                   50,100             552,102
 * Prime Medical Services, Inc.                              16,344              82,864
 * PRIMEDIA, Inc.                                            86,874             251,935
 * Primus Knowledge Solutions, Inc.                           1,400               6,230
   Princeton National Bancorp, Inc.                           1,400              39,200
 * Princeton Review, Inc.                                    11,000              88,000
 * Printronix, Inc.                                           1,200              19,788
*# Priority Healthcare Corp.                                  9,300             213,249
 * Private Business, Inc.                                       454                 645
   PrivateBancorp, Inc.                                       1,800              76,284
*# Proassurance Corp.                                        22,600             698,340
 * Procom Technology, Inc.                                    1,200                 534
 * Progenics Pharmaceuticals, Inc.                           10,000             175,400
   Progress Financial Corp.                                   1,211              36,851
 * Progress Software Corp.                                   35,400             741,984
 * Progressive Software Holding, Inc.                            60                   0
 * ProQuest Co.                                               8,800             265,760
   Prosperity Bancshares, Inc.                                9,100             197,106
 * Protection One, Inc.                                      47,900              21,555
*# Protein Design Labs, Inc.                                 59,700             827,442
   Proton Energy Systems, Inc.                               30,800              80,696
 * Provant, Inc.                                              1,700                   2
   Providence & Worcester Railroad
     Co.                                                      1,900              17,252
   Provident Bancorp, Inc.                                    1,000              47,950
   Provident Bankshares Corp.                                 9,462             274,966
   Provident Financial Holdings, Inc.                           900              30,159
 * Province Healthcare Co.                                   38,850             595,571
*# ProxyMed, Inc.                                               800              12,904
 * PSB Bancorp, Inc.                                            500               5,125
 * PSS World Medical, Inc.                                   66,300             679,575
 * Psychiatric Solutions, Inc.                                4,100              62,402
 * PTEK Holdings, Inc.                                       38,000             331,360
   Pulaski Financial Corp.                                    1,400              22,386
   Pulitzer, Inc.                                             2,700             143,100
 * Puma Technology, Inc.                                     10,000              60,500
 * PW Eagle, Inc.                                             4,700              18,795
   Pyramid Breweries, Inc.                                    8,400              26,712
 * Qad, Inc.                                                 21,700             267,561
 * QEP Co., Inc.                                                200               2,360
 * QRS Corp.                                                 18,630             189,840
   Quaker Chemical Corp.                                      4,080             107,018
   Quaker City Bancorp, Inc.                                  3,984             168,244
   Quaker Fabric Corp.                                       18,500             161,505
 * Quality Dining, Inc.                                       2,300               6,647
 * Quality Systems, Inc.                                      2,900             124,120
   Quanex Corp.                                               6,700             264,851
 * Quanta Services, Inc.                                     92,900             710,685
 * Quantum Corp.- DLT                                        28,400   $          89,744
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                            600               4,194
 * Quest Software, Inc.                                      61,400             911,790
 * Quicklogic Corp.                                          17,400             108,576
 * Quidel Corp.                                              28,700             246,820
 * Quigley Corp.                                             10,200              86,598
 * Quiksilver, Inc.                                          26,800             481,864
 * Quinton Cardiology Systems, Inc.                          14,491             115,203
 * Quipp, Inc.                                                2,507              30,711
   Quixote Corp.                                              2,600              64,064
 * Quovadx, Inc.                                             39,100             190,417
 * R & B, Inc.                                                3,700              51,800
 * R H Donnelley Corp.                                       11,200             450,800
 * Radiant Systems, Inc.                                     26,950             191,345
 * Radio One, Inc.                                           11,100             194,916
 * Radiologix, Inc.                                          25,700              78,385
 * RadiSys Corp.                                             18,011             331,402
 * Railamerica, Inc.                                         34,600             392,710
 * Rainbow Rentals, Inc.                                      2,400              17,762
 * Rainbow Technologies, Inc.                                24,200             300,080
 * Ralcorp Holdings, Inc.                                    20,400             617,712
*# Rambus, Inc.                                              20,200             606,000
 * Ramtron International Corp.                               14,000              34,720
 * Range Resources Corp.                                     52,600             415,540
 * Rare Hospitality International, Inc.                      19,950             498,750
   Raven Industries, Inc.                                     3,000              83,070
   Rayonier, Inc.                                             5,697             211,267
 * Rayovac Corp.                                             19,500             350,805
 * Raytech Corp.                                             19,460              72,002
 * RC2 Corp.                                                 17,700             376,656
 * RCM Technologies, Inc.                                     5,300              38,584
*# RCN Corp.                                                 51,700              52,734
 * Reading International, Inc. Class A                          560               3,494
 * Reading International, Inc. Class B                          140                 826
 * RealNetworks, Inc.                                       149,600             893,112
 * Red Hat, Inc.                                             80,100           1,063,728
*# Redhook Ale Brewery, Inc.                                  5,500              16,385
   Redwood Empire Bancorp                                     1,575              39,777
   Reebok International, Ltd.                                25,000           1,006,000
 * Refac                                                         40                 200
   Regal-Beloit Corp.                                        10,500             216,825
 * Regeneration Technologies, Inc.                           20,400             212,160
 * Regeneron Pharmaceuticals, Inc.                            7,300              94,024
 * Regent Communications, Inc.                               49,325             321,106
   Regis Corp.                                               20,400             835,380
 * Register.Com, Inc.                                        33,200             161,020
 * Rehabcare Group, Inc.                                     16,700             296,592
 * Reliability, Inc.                                          1,900               2,071
   Reliance Steel & Aluminum Co.                             13,900             409,772
 * Reliant Resources, Inc.                                   62,500             410,000
 * Remec, Inc.                                               55,362             621,162
 * RemedyTemp, Inc.                                           2,900              31,813
 * Remington Oil & Gas Corp.                                 18,900             337,365
*# Renaissance Learning, Inc.                                 9,800             227,360
 * Renal Care Group, Inc.                                     4,700             189,692
 * Rent-A-Center, Inc.                                       20,250             657,923
 * Rentrak Corp.                                              8,500              67,915
 * Rent-Way, Inc.                                            32,000             237,120
 * Repligen Corp.                                            16,600              80,178
 * Reptron Electronics, Inc.                                  1,500                 255

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Republic Bancorp, Inc.                                    30,972   $         425,875
   Republic Bancorp, Inc. Class A                             1,000              19,700
   Republic Bankshares, Inc.                                 12,930             385,702
 * Republic First Bancorp, Inc.                               2,500              32,525
 * Res-Care, Inc.                                            31,149             228,945
 * ResMed, Inc.                                               2,600             101,400
   Resource America, Inc.                                    10,900             142,027
 * Resources Connection, Inc.                                 5,400             147,852
 * Respironics, Inc.                                         11,917             542,224
 * Restoration Hardware, Inc.                                33,800             207,194
 * Retail Ventures Inc.                                      39,800             214,920
 * Retek, Inc.                                               45,500             472,290
*# Revlon, Inc.                                                 572               1,373
 * Rex Stores Corp.                                          14,725             231,624
 * Rexhall Industries, Inc.                                   2,600               7,579
   Reynolds & Reynolds Co.                                    1,000              27,740
 * RF Micro Devices, Inc.                                     4,000              46,600
 * RF Monolithics, Inc.                                       7,500              65,775
*# Rhythms NetConnections, Inc.                               1,700                   0
   Richardson Electronics, Ltd.                              12,300             125,460
   Riggs National Corp.                                      14,114             242,196
 * Right Management Consultants,
     Inc.                                                    22,750             406,543
 * Rimage Corp.                                               4,200              64,260
 * Rita Medical Systems, Inc.                                13,900              59,075
 * Riverstone Networks, Inc.                                 90,600              99,660
   Riverview Bancorp, Inc.                                      900              19,242
   Rivianna Foods, Inc.                                       3,800             112,062
 * Riviera Holdings Corp.                                     1,100               5,990
 * Riviera Tool Co.                                             300               1,353
   RLI Corp.                                                  9,500             343,900
 * RMH Teleservices, Inc.                                    19,200              99,072
 # Roadway Corp.                                              8,700             443,700
   Roanoke Electric Steel Corp.                                 800               7,720
   Robbins & Myers, Inc.                                      8,900             196,334
 * Rochester Medical Corp.                                    2,400              21,480
   Rock of Ages Co.                                           1,800              10,422
   Rock-Tenn Co. Class A                                     26,600             422,940
 * Rocky Shoes & Boots, Inc.                                  1,500              25,950
 * Rofin-Sinar Technologies, Inc.                             5,500             176,935
 * Rogers Corp.                                               7,900             346,810
 * Rogue Wave Software, Inc.                                  6,300              41,391
 * Rohn Industries, Inc.                                      8,100                 162
   Rollins, Inc.                                             27,300             608,244
   Roper Industries, Inc.                                     1,200              60,168
 * Ross Systems, Inc.                                         1,100              19,811
   Roto-Rooter, Inc.                                          6,600             242,946
 * Rouge Industries, Inc. Class A                             1,800                 144
 * Rowan Companies, Inc.                                      6,500             137,605
   Royal Bancshares of Pennsylvania
     Class A                                                    114               3,032
   Royal Gold, Inc.                                           8,600             183,266
 * Royale Energy, Inc.                                        2,159              19,431
   RPC, Inc.                                                  9,200              92,460
 * RSA Security, Inc.                                        43,400             637,980
 * RTI International Metals, Inc.                            22,800             308,940
 * RTW, Inc.                                                  2,000              12,918
 * Rubio's Restaurants, Inc.                                 10,048              60,790
   Ruby Tuesday, Inc.                                        16,600             483,392
   Ruddick Corp.                                             28,900             488,410
 * Rudolph Technologies, Inc.                                15,100             349,565
 * Rush Enterprises, Inc. Class A                             2,900   $          22,417
 * Rush Enterprises, Inc. Class B                             2,900              23,722
   Russ Berrie & Co., Inc.                                    9,900             330,165
   Russell Corp.                                             15,900             292,401
 * Ryan's Family Steak Houses, Inc.                          33,650             499,366
   Ryder System, Inc.                                        18,100             564,539
   Ryerson Tull, Inc.                                        13,100             118,031
   Ryland Group, Inc.                                        16,328           1,504,625
 * S&K Famous Brands, Inc.                                      900              16,092
   S&T Bancorp, Inc.                                          5,400             164,052
 * S1 Corp.                                                  70,000             618,100
 * Saba Software, Inc.                                       12,800              48,666
 * Safeguard Scientifics, Inc.                              126,200             431,604
 * SafeNet, Inc.                                              3,100             103,044
 * Safety Components International,
     Inc.                                                        14                 165
 * Saga Communications, Inc.
     Class A                                                 18,275             319,264
 * Saks, Inc.                                                36,600             562,908
 * Salem Communications Corp.                                 8,300             205,591
   Salisbury Bancorp, Inc.                                      200               7,300
*# Salton, Inc.                                              13,800             185,748
*# Samsonite Corp.                                              100                  68
 * San Filippo (John B.) & Son, Inc.                          5,900             234,820
 * Sanchez Computer Associates, Inc.                         29,442             128,073
   Sanders Morris Harris Group, Inc.                         14,000             139,300
   Sanderson Farms, Inc.                                      7,600             261,288
 * Sandisk Corp.                                             41,600           3,363,776
   Sandy Spring Bancorp, Inc.                                 3,050             121,695
 * Sangamo BioSciences, Inc.                                 32,200             146,832
 * Sapient Corp.                                             75,600             424,872
*# Satcon Technology Corp.                                   12,300              31,980
   Saucony, Inc. Class A                                        300               5,094
   Saucony, Inc. Class B                                      1,500              24,900
   Sauer-Danfoss, Inc.                                       16,100             257,600
 * Savient Pharmaceuticals, Inc.                             57,932             286,184
 * Saxon Capital, Inc.                                       13,100             247,197
 * SBA Communications Corp.                                  45,700             158,122
 * SBE, Inc.                                                    100                 824
 * SBS Technologies, Inc.                                    19,700             288,605
 * ScanSoft, Inc.                                            42,874             257,244
 * ScanSource, Inc.                                           9,200             402,408
   Schawk, Inc. Class A                                       4,600              62,560
 * Scheid Vineyards, Inc.                                     2,700              11,354
 * Schein (Henry), Inc.                                       8,400             565,236
*# Schick Technologies, Inc.                                    500               3,875
 * Schieb (Earl), Inc.                                          400               1,058
 * Schlotzskys, Inc.                                          3,000               7,560
   Schnitzer Steel Industries, Inc.
     Class A                                                  2,200             119,042
 * Scholastic Corp.                                          29,979             994,703
 * School Specialty, Inc.                                       900              26,064
 * Schuff International, Inc.                                   300                 429
   Schulman (A.), Inc.                                       14,600             285,430
   Schweitzer-Maudoit International,
     Inc.                                                     8,800             243,936
 * Sciclone Pharmaceuticals, Inc.                            16,700             122,745
 * Scientific Games Corp.                                    41,800             679,668
 * Scientific Learning Corp.                                  4,300              19,823
 * SCM Microsystems, Inc.                                    17,928             148,802
   Scope Industries, Inc.                                       400              30,360

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Scotts Co. Class A                                        13,000   $         773,370
 * SCP Pool Corp.                                            20,625             738,788
   SCPIE Holdings, Inc.                                         900               8,955
 * SCS Transportation, Inc.                                   7,750             128,883
   Seaboard Corp.                                               270              62,235
 * Seabulk International, Inc.                                1,800              15,750
 * Seachange International, Inc.                             24,650             370,983
   Seacoast Financial Services Corp.                            560              15,372
 * Seacor Smit, Inc.                                         14,700             560,658
 * Seattle Genetics, Inc.                                    39,500             245,690
   Second Bancorp, Inc.                                       1,300              36,790
 * Secure Computing Corp.                                    19,356             290,921
 * Security National Financial Corp.
     Class A                                                  1,680              11,777
 * SeeBeyond Technology Corp.                                65,800             255,304
 * Segue Software, Inc.                                       4,000              10,280
 * Select Comfort Corp.                                       9,200             247,572
 * Select Medical Corp.                                      11,900             426,615
 * Selectica, Inc.                                           42,600             197,664
   Selective Insurance Group, Inc.                           11,100             359,751
   SEMCO Energy, Inc.                                         5,000              24,500
 * Semitool, Inc.                                            34,000             386,920
 * Semtech Corp.                                              9,200             223,560
 * SEMX Corp.                                                 2,200                 220
 * Seneca Foods Corp. Class B                                   400               8,034
 # Sensient Technologies Corp.                               11,300             213,005
 * Sensytech, Inc.                                            5,700              82,935
 * Sepracor, Inc.                                            19,700             488,166
 * Sequa Corp. Class A                                        3,400             162,350
 * Sequa Corp. Class B                                        1,600              78,320
 * Sequenom, Inc.                                            46,700             168,167
 * SeraCare Life Sciences, Inc.                                 880               9,680
 * Serena Software, Inc.                                     13,500             259,470
 * Serologicals Corp.                                        26,100             450,225
 * Service Corp. International                              205,700           1,018,215
 * SFBC International, Inc.                                   9,300             239,475
 * Shared Technologies Cellular, Inc.                         1,800                   5
 * Sharper Image Corp.                                        9,300             294,066
 * Shaw Group, Inc.                                          34,700             451,794
 * Sheffield Pharmceuticals, Inc.                             3,800                   0
 * Shiloh Industries, Inc.                                    6,700              30,251
 * Shoe Carnival, Inc.                                       13,993             252,993
 * Shoe Pavilion, Inc.                                          600                 765
 * Sholodge, Inc.                                             2,100               9,188
 * Shopko Stores, Inc.                                       32,600             542,790
 * Shuffle Master, Inc.                                       8,700             260,217
 * SICOR, Inc.                                                8,000             221,120
 * Siebert Financial Corp.                                   10,800              35,424
 * Sierra Health Services, Inc.                              19,600             537,040
*# Sierra Pacific Resources                                  93,400             647,262
 * Sifco Industries, Inc.                                       400               1,400
*# Sigma Designs, Inc.                                        8,200              48,626
 * Silgan Holdings, Inc.                                      6,700             230,815
 * Silicon Image, Inc.                                       19,500             144,300
 * Silicon Laboratories, Inc.                                 2,100             103,047
 * Silicon Storage Technology, Inc.                          60,400             819,628
*# Silicon Valley Bancshares                                 26,200             962,326
 * Siliconix, Inc.                                           12,700             645,033
   Simmons First National Corp.
     Class A                                                  6,102             161,886
 * Simon Worldwide, Inc.                                      3,500                 271
 * SimpleTech, Inc.                                          47,900   $         321,840
 * Simpson Manufacturing Co., Inc.                           14,400             708,480
 * Simula, Inc.                                               3,900              12,285
 * Sinclair Broadcast Group, Inc.
     Class A                                                 22,100             253,487
 * Sipex Corp.                                               36,000             338,400
 * Sirenza Microdevices, Inc.                                21,603             125,945
 * Sitel Corp.                                               39,500              92,825
 * Six Flags, Inc.                                           56,500             381,375
 * Skechers U.S.A., Inc. Class A                             20,968             155,792
 * SkillSoft P.L.C.                                           4,127              31,902
   Skyline Corp.                                              3,800             121,980
   Skywest, Inc.                                             15,520             267,720
*# Skyworks Solutions, Inc.                                  81,000             711,990
 * SL Industries, Inc.                                        2,400              19,320
 * Smart & Final Food, Inc.                                   3,800              34,694
 * SmartDisk Corp.                                            2,600                 845
 * Smith & Wollensky Restaurant Group,
     Inc.                                                     7,100              41,464
   Smith (A.O.) Corp.                                         7,400             260,036
   Smith (A.O.) Corp. Convertible
     Class A                                                    200               7,028
 * Smithfield Foods, Inc.                                     3,700              86,765
 * Smithway Motor Xpress Corp.
     Class A                                                    700                 833
 * Sola International, Inc.                                  27,800             544,880
 * Solutia, Inc.                                             48,200             132,550
   Sonesta International Hotels Corp.
     Class A                                                  1,400               6,412
   Sonic Automotive, Inc.                                    18,100             406,345
 * Sonic Corp.                                               19,850             612,770
 * Sonic Foundry, Inc.                                          600               1,320
 * Sonic Innovations, Inc.                                   23,595             143,930
 * Sonic Solutions                                            7,200             135,864
 * SonicWALL, Inc.                                           71,855             574,121
 * SonoSite, Inc.                                            14,700             310,464
 * Sonus Pharmaceuticals, Inc.                               16,200              82,782
 * Sorrento Networks Corp.                                    6,700              17,889
 * Sotheby's Holdings, Inc. Class A                             200               2,320
   Sound Federal Bancorp, Inc.                                5,958             100,392
 * SoundView Technology Group, Inc.                          10,660             164,590
 * Source Information Management,
     Inc.                                                    19,300             187,017
 * Sourcecorp, Inc.                                          18,200             445,172
   South Financial Group, Inc.                               17,280             492,480
   South Jersey Industries, Inc.                              1,458              57,445
 * Southern Energy Homes, Inc.                                5,200              13,780
 * Southern Union Co.                                        50,232             918,241
 * Southwall Technologies, Inc.                               4,400               3,828
   Southwest Bancorporation of Texas,
     Inc.                                                    20,400             779,892
   Southwest Gas Corp.                                        6,300             142,065
   Southwest Georgia Financial Corp.                          1,100              24,860
   Southwest Water Co.                                        4,740              75,271
 * Southwestern Energy Co.                                   25,400             518,414
   Span-American Medical System, Inc.                           200               2,420
 * Spanish Broadcasting System, Inc.                         26,100             262,305
 * SPAR Group, Inc.                                             700               2,555
   Spartan Motors, Inc.                                      11,000             104,500
 * Spartan Stores, Inc.                                      24,320             119,168
   Spartech Corp.                                            15,500             341,000

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Sparton Corp.                                              3,528   $          38,561
 * Specialty Laboratories, Inc.                              20,500             342,350
 * SpectraLink Corp.                                         13,000             267,670
 * Spectranetics Corp.                                       15,600              52,260
 * Spectrum Control, Inc.                                     5,800              41,302
 * SpectRx, Inc.                                              1,400               3,010
   Speedway Motorsports, Inc.                                24,500             717,850
 * Spherion Corp.                                            55,200             493,488
*# Spherix, Inc.                                              5,300              36,835
 * Spiegel, Inc. Class A Non-Voting                           6,000                 525
 * Spinnaker Exploration Co.                                 26,000             684,840
 * Spire Corp.                                                3,100              13,268
 * Sport Chalet, Inc.                                         2,300              21,482
 * Sport-Haley, Inc.                                            600               2,472
 * Sports Club Co., Inc.                                        200                 400
 * SportsLine.Com, Inc.                                       2,600               2,834
 * Sportsman's Guide, Inc.                                    4,500              80,546
 * SPS Technologies, Inc.                                    11,600             567,936
 * SPSS, Inc.                                                15,931             308,583
*# SR Telecom, Inc.                                             613               3,494
 * SRA International, Inc.                                    6,200             273,482
 * SRI/Surgical Express, Inc.                                 2,100              13,913
 * SRS Labs, Inc.                                            12,500             129,375
   SS&C Technologies, Inc.                                   10,800             318,600
*# SSE Telecom, Inc.                                          1,200                   3
   St. Francis Capital Corp.                                  3,000             104,430
   St. Mary Land & Exploration Co.                           18,700             480,590
 * Staar Surgical Co.                                        17,879             196,508
 * Stamps.com, Inc.                                          50,251             314,069
   Standard Commercial Corp.                                  8,600             179,310
 * Standard Management Corp.                                  3,100              10,137
 * Standard Microsystems Corp.                               16,100             431,480
   Standard Motor Products, Inc.
     Class A                                                  5,000              50,250
   Standard Pacific Corp.                                    15,000             748,950
   Standard Register Co.                                      9,700             154,036
   Standex International Corp.                                6,200             169,074
   Stanley Furniture, Inc.                                    4,000             127,640
 * Star Scientific, Inc.                                     12,517              25,410
   StarTek, Inc.                                              1,600              61,872
   State Auto Financial Corp.                                23,300             605,567
   State Financial Services Corp.
     Class A                                                  4,000             106,200
 # Staten Island Bancorp, Inc.                               29,400             676,200
   Station Casinos, Inc.                                     26,450             824,711
 * Steak n Shake Co.                                         24,082             423,843
*# Steel Dynamics, Inc.                                      36,800             736,736
   Steel Technologies, Inc.                                   4,800              73,920
*# SteelCloud Co.                                             2,200              11,242
 * Stein Mart, Inc.                                          39,918             355,669
 * Steinway Musical Instruments, Inc.                         2,300              54,970
 * Stellent, Inc.                                            29,700             293,139
   Stepan Co.                                                   200               5,012
   Stephan Co.                                                  900               3,852
 * Stericycle, Inc.                                          14,800             731,120
 * Steris Corp.                                              31,900             737,847
   Sterling Bancorp                                           4,103             120,259
   Sterling Bancshares                                       19,650             249,752
 * Sterling Financial Corp.                                  14,948             502,402
   Stewart & Stevenson Services, Inc.                        11,400             160,056
 * Stewart Enterprises, Inc.                                112,400             524,908
 * Stewart Information Services Corp.                        13,400   $         517,642
 * Stifel Financial Corp.                                     3,500              59,990
 * Stillwater Mining Co.                                     11,300              95,146
 * Stone Energy Corp.                                        27,684           1,034,274
*# Stonepath Group, Inc.                                     35,200              92,928
 * Stoneridge, Inc.                                          24,800             331,080
 * Storage Technology Corp.                                   2,500              63,000
 * Stratasys, Inc.                                            2,400             108,000
 * Strategic Diagnostics, Inc.                               19,300              89,745
   Strategic Distribution, Inc.                                 800              12,008
 * Stratesec, Inc.                                              200                   2
 * Stratex Networks, Inc.                                    70,200             249,912
 * Stratos International, Inc.                                9,067              67,912
 * Strattec Security Corp.                                    3,400             202,300
 * Stratus Properties, Inc.                                   2,150              22,747
   Strayer Ed, Inc.                                           7,700             860,321
   Stride Rite Corp.                                         25,100             290,407
   Sturm Ruger & Co., Inc.                                    6,200              71,486
 * Styleclick, Inc. Class A                                   3,600                  72
 * Suburban Lodges of America, Inc.
     Escrow Shares                                            4,100                   0
 * Summa Industries, Inc.                                     3,300              29,040
 * Summit America Television, Inc.                           51,300             184,680
   Summit Bancshares, Inc.                                      200               5,606
 * Sun Bancorp, Inc.                                         11,709             265,209
 * Sunair Electronics, Inc.                                     300               1,920
*# Sunrise Senior Living, Inc.                               16,900             583,388
   Sunrise Telecom, Inc.                                     11,300              44,070
*# Superconductor Technologies, Inc.                          8,300              61,586
*# Supergen, Inc.                                            28,300             299,131
 * Superior Consultant Holdings Corp.                         5,000              23,800
 * Superior Energy Services, Inc.                            52,100             441,808
 # Superior Industries International,
     Inc.                                                     7,500             333,600
   Superior Uniform Group, Inc.                                 700              11,438
 * Supertex, Inc.                                             9,900             171,666
 * SupportSoft, Inc.                                         21,700             318,122
   Supreme Industries, Inc.                                   3,410              19,863
*# SureBeam Corp.                                            40,672              10,778
   SureWest Communications                                      800              31,392
*# SurModics, Inc.                                            4,600              97,382
   Susquehanna Bancshares, Inc.                              15,700             417,934
 * SVB Financial Services, Inc.                                 220               3,699
 * Swift Energy Corp.                                        30,800             437,052
 * Swift Transportation, Inc.                                13,750             273,900
*# Switchboard, Inc.                                         23,700             158,790
   SWS Group, Inc.                                           12,698             238,849
 * Sybase, Inc.                                              28,600             586,300
 * Sybron Dental Specialties, Inc.                           10,200             293,862
 * Sycamore Networks, Inc.                                  187,400             996,968
 * Sykes Enterprises, Inc.                                   41,285             377,345
 * Sylvan Learning Systems, Inc.                             24,400             789,828
 * Sylvan, Inc.                                               1,100              13,294
 * Symmetricom, Inc.                                         48,932             344,188
 * Syms Corp.                                                16,800             116,592
 * Symyx Technologies                                         2,200              43,890
 * Synalloy Corp.                                               200               1,370
 * Synaptics, Inc.                                           14,300             195,481
 * Synovis Life Technologies, Inc.                            7,600             195,396
 * Synplicity, Inc.                                           5,300              38,637
   Syntel, Inc.                                              22,000             559,680

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Syntroleum Corp.                                          13,200   $          51,612
   Sypris Solutions, Inc.                                     9,168             125,143
 * Systemax, Inc.                                             9,200              66,700
 * Systems & Computer Technology
     Corp.                                                   33,800             517,140
 * T-Netix, Inc.                                              7,000              26,943
 * Tag-It Pacific, Inc.                                       8,200              41,410
*# Take Two Interactive Software                             18,700             618,970
 * TALK America Holdings, Inc.                               12,700             142,875
   TALX Corp.                                                 9,376             245,651
   Tandy Brand Accessories, Inc.                              2,500              37,500
 * Tanox, Inc.                                               33,400             502,336
 * Tarrant Apparel Group                                      5,600              22,400
   Tasty Baking Co.                                           2,600              21,970
   TB Woods Corp.                                             4,700              37,130
 * TBC Corp.                                                 19,800             586,674
 * Team, Inc.                                                 3,000              30,000
 * TeamStaff, Inc.                                           17,000              37,570
   Teche Holding Co.                                            400              14,490
 * Technitrol, Inc.                                          28,300             673,257
 * TechTeam Global, Inc.                                     11,600              78,300
   Tecumseh Products Co. Class A                              2,529             104,094
 * Tejon Ranch Co.                                            7,100             280,450
 * Tekelec                                                   24,200             404,140
*# TeleCommunication Systems, Inc.                           20,100             106,530
 * Teledyne Technologies Inc                                 22,700             389,986
 * Teletech Holdings, Inc.                                   69,585             699,329
 * Telik, Inc.                                               12,500             252,625
 * Telular Corp.                                             16,338             119,921
 * TenFold Corp.                                              8,300              17,679
   Tennant Co.                                                4,800             206,976
 * Tenneco Automotive, Inc.                                  48,700             270,285
 * Terayon Communication Systems,
     Inc.                                                    61,800             369,564
 * Terex Corp.                                               40,708           1,049,859
 * Terra Industries, Inc.                                    63,000             203,490
 * Tesoro Petroleum Corp.                                    51,700             655,556
 * Tessco Technologies, Inc.                                  1,200              18,372
*# Tetra Tech, Inc.                                          32,912             839,256
 * Tetra Technologies, Inc.                                  19,850             444,640
   Texas Industries, Inc.                                     8,500             248,285
   Texas Regional Banchshares, Inc.
     Class A                                                 10,378             386,062
   TF Financial Corp.                                           400              13,748
 * The Banc Corp.                                            16,000             139,520
   The Brink's Co.                                           23,718             526,540
 * The Dress Barn, Inc.                                      29,200             427,488
   The Marcus Corp.                                          14,300             213,785
*# The Medicines Co.                                         23,500             643,195
   The Phoenix Companies, Inc.                               17,400             195,750
 * The Sports Authority, Inc.                                21,701             943,994
 * Theragenics Corp.                                         37,800             185,598
 * Therasense, Inc.                                           9,900             168,795
 * Thermo-Electron Corp.                                      3,150              75,285
 * TheStreet.com, Inc.                                       23,200             106,024
 * Third Wave Technologies                                   36,562             157,217
   Thistle Group Holdings Co.                                 1,600              41,520
   Thomas & Betts Corp.                                      46,600             969,280
   Thomas Industries, Inc.                                    5,300             167,056
   Thor Industries, Inc.                                     16,900           1,030,562
 * Thoratec Corp.                                            34,095             480,399
 * THQ, Inc.                                                 30,150   $         485,114
 * Three-Five Systems, Inc.                                  25,401             135,387
 * TIBCO Software, Inc.                                     152,200             890,370
 * Tidel Technologies, Inc.                                   4,800               3,720
 * Tier Technologies, Inc. Class B                           22,400             174,944
 * TII Network Technologies, Inc.                             1,800               4,590
   Timberland Bancorp, Inc.                                   1,500              36,465
 * Timberland Co. Class A                                     2,100             113,442
 * Timco Aviation Services, Inc.                                630                 284
 * Time Warner Telecom, Inc.                                 43,200             455,760
 * Tipperary Corp.                                            4,600              12,604
 * TippingPoint Technologies, Inc.                            1,800              27,756
 * Titan Corp.                                               22,810             486,994
*# Titan Pharmaceuticals, Inc.                               32,778              90,795
 * Titanium Metals Corp.                                      1,520              72,200
 * TiVo, Inc.                                                21,500             179,310
 * TMBR/Sharp Drilling, Inc.                                  1,200              21,324
   Todd Shipyards Corp.                                       2,050              37,003
 * Todhunter International, Inc.                                200               2,077
 * Tofutti Brands, Inc.                                         800               2,400
*# Toll Brothers, Inc.                                       27,800           1,151,198
 * Tollgrade Communications, Inc.                            15,200             263,112
 * Too, Inc.                                                 22,800             416,100
   Topps, Inc.                                               38,400             404,736
 * Torch Offshore, Inc.                                      11,900              62,118
 * Toreador Resources Corp.                                   3,200               9,280
   Toro Co.                                                  28,200           1,397,028
 * Total Entertainment Restaurant
     Corp.                                                    5,800              70,238
 * Tower Automotive, Inc.                                    63,000             286,650
 * Tractor Supply Co.                                        23,600           1,027,544
 * Tradestation Group, Inc.                                  11,600             103,704
   Traffix, Inc.                                              8,500              42,500
 * Trammell Crow Co.                                         38,800             521,860
 * Trans World Entertainment Corp.                           38,200             270,074
 * Transact Technologies, Inc.                                1,700              39,695
 * Transaction Systems Architects,
     Inc.                                                    13,200             259,776
 * Transcat, Inc.                                               300               1,002
 * Transgenomic, Inc.                                        18,300              33,489
 * Transkaryotic Therapies, Inc.                             34,657             450,194
 * Transmeta Corp.                                            8,500              28,050
 * Transmontaigne Oil Co.                                    41,176             247,468
 * Transport Corp. of America                                 3,000              21,150
 * Transpro, Inc.                                             7,400              25,012
 * Transtechnology Corp.                                      2,700              18,873
 * TransTexas Gas Corp. Class A                                   1                   0
*# TRC Companies, Inc.                                       13,200             266,772
   Tredegar Industries, Inc.                                 34,100             525,140
 * Trestle Holdings Inc.                                         80                 440
 * Trex Co., Inc.                                             7,700             284,515
 * Triad Guaranty, Inc.                                      10,800             503,820
 * Triad Hospitals, Inc.                                      3,596             124,422
   Triarc Companies, Inc. Class A                            12,500             139,875
   Triarc Companies, Inc. Class B                            25,000             290,000
   Trico Bancshares                                           1,200              39,780
 * Trico Marine Services, Inc.                               33,970              43,482
 * Trident Microsystems, Inc.                                18,500             486,920
 * Trimble Navigation, Ltd.                                  15,200             461,016
*# Trimeris, Inc.                                             1,400              31,962
   Trinity Industries, Inc.                                  15,000             389,250

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * TriPath Imaging, Inc.                                     34,602   $         315,570
 * Tripos, Inc.                                               9,664              66,778
 * Triquint Semiconductor, Inc.                              94,807             766,041
 * Triton PCS Holdings, Inc.                                 18,100             101,360
 * Triumph Group                                             12,400             404,116
 * TriZetto Group, Inc.                                      35,100             226,395
 * Tropical Sportswear International
     Corp.                                                    9,900              41,481
 * Trover Solutions, Inc.                                     5,000              34,625
 * Troy Group, Inc.                                           3,500              10,570
 * Trump Hotels & Casino Resorts,
     Inc.                                                     1,000               1,580
   Trust Co. of New Jersey                                    8,800             300,960
   Trustco Bank Corp.                                         1,100              15,345
   TSR, Inc.                                                  1,300               8,853
 * TTM Technologies, Inc.                                    40,100             677,690
 * Tuesday Morning Corp.                                     12,500             399,500
 * Tufco Technologies, Inc.                                   2,000              12,380
 * Tularik, Inc.                                             37,900             567,742
 * Tumbleweed Communications
     Corp.                                                   16,700             138,777
   Tupperware Corp.                                             900              13,869
*# TurboChef Technologies, Inc.                               3,200               9,920
 * Turnstone Systems, Inc.                                   68,163             196,991
 * Tut Systems, Inc.                                         18,900              94,689
 * Tutogen Medical, Inc.                                      1,000               5,500
 * Tweeter Home Entertainment Group,
     Inc.                                                    29,500             246,620
 * Tyler Technologies, Inc.                                  41,200             346,080
 * U.S. Concrete, Inc.                                       35,515             209,503
 * U.S. Physical Therapy, Inc.                                9,000             132,480
 * U.S. Xpress Enterprises, Inc.
     Class A                                                  3,300              44,055
 * Ubics, Inc.                                                  100                  16
   UCBH Holdings, Inc.                                       15,800             617,780
 * UICI                                                      37,000             510,970
   UIL Holdings Corp.                                         2,689             107,587
 * Ulticom, Inc.                                             42,956             464,784
 * Ultimate Electronics, Inc.                                16,700             137,775
 * Ultimate Software Group, Inc.                              9,500              85,310
 * Ultralife Batteries, Inc.                                  4,000              55,920
 * Ultratech Stepper, Inc.                                   23,800             721,140
   UMB Financial Corp.                                        7,405             361,290
   Umpqua Holdings Corp.                                     11,865             255,098
 * Unico American Corp.                                       1,200               6,342
 * Unifi, Inc.                                               58,800             301,644
   Unifirst Corp.                                             5,400             125,442
 * Uni-Marts, Inc.                                              200                 319
   Union Community Bancorp                                      400               6,910
 * Uniroyal Technology Corp.                                  1,900                   0
   Unisource Energy Corp.                                    13,000             318,890
 * Unit Corp.                                                30,600             630,360
   United Auto Group, Inc.                                   32,710             807,937
   United Bankshares, Inc. WV                                 9,107             282,317
   United Community Banks, Inc.                               5,400             182,304
   United Community Financial Corp.                          19,900             223,278
   United Financial Corp.                                       165               4,216
   United Fire & Casualty Co.                                   300              12,000
   United Guardian, Inc.                                        900               7,380
   United Industrial Corp.                                    6,600             112,530
   United National Bancorp                                    8,800             314,512
 * United Natural Foods, Inc.                                11,000   $         422,290
*# United Online, Inc.                                       35,941             654,486
 * United PanAm Financial Corp.                               6,500             118,300
*# United Rentals, Inc.                                      52,600             974,152
 * United Retail Group, Inc.                                  8,513              27,242
 * United Stationers, Inc.                                   36,700           1,480,845
 * United Surgical Partners International,
     Inc.                                                    19,200             614,400
 * United Therapeutics Corp.                                 16,900             318,058
   Unity Bancorp, Inc.                                        2,415              28,642
 * Universal Access Global Holdings,
     Inc.                                                        20                  80
 * Universal American Financial Corp.                        59,200             616,272
 * Universal Compression Holdings,
     Inc.                                                    24,000             562,800
   Universal Corp.                                            6,400             273,408
 * Universal Display Corp.                                    5,000              74,200
 * Universal Electronics, Inc.                               16,300             222,479
   Universal Forest Products, Inc.                           13,700             417,028
 * Universal Stainless & Alloy Products,
     Inc.                                                     5,100              42,993
   Unizan Financial Corp.                                    10,573             227,320
 * Unova, Inc.                                               56,100           1,341,912
 * UQM Technologies, Inc.                                     6,800              24,480
 * Urban Outfitters, Inc.                                    18,200             709,800
 * Urologix, Inc.                                            22,712             128,550
 * URS Corp.                                                 25,800             588,240
 * US Energy Corp.                                            5,600              15,288
 * US LEC Corp.                                              10,400              60,216
 * US Oncology, Inc.                                         68,653             698,888
 * USA Truck, Inc.                                            1,300              14,014
   USB Holding Co., Inc.                                      3,880              75,272
*# USDATA Corp.                                                 360                  14
   Usec, Inc.                                                 3,463              26,076
   USF Corp.                                                 12,800             422,784
 * Utah Medical, Inc.                                         2,000              45,370
*# V.I. Technologies, Inc.                                    4,100               2,788
 * VA Software Corp.                                         11,900              49,980
 * Vail Resorts, Inc.                                        30,650             466,800
   Valeant Pharmaceuticals
     International                                           13,700             327,567
 * Valley National Gases, Inc.                                1,100               6,980
   Valmont Industries, Inc.                                  12,300             279,210
 * Valpey Fisher Corp.                                        1,500               4,740
 * ValueClick, Inc.                                          77,658             648,444
 * Valuevision Media, Inc. Class A                           23,700             367,350
 * Vans, Inc.                                                22,700             290,560
 * Varco International, Inc.                                  8,331             154,040
 * Varian Semiconductor Equipment
     Associates, Inc.                                        17,600             819,456
 * Varian, Inc.                                              15,800             640,848
 * Variflex, Inc.                                             1,000               6,210
 * Vastera, Inc.                                             44,900             175,110
 * Vaxgen, Inc.                                              10,300              85,696
 # Vector Group, Ltd.                                            57                 969
 * Veeco Instruments, Inc.                                   19,400             572,300
 * Ventana Medical Systems, Inc.                              7,300             275,064
*# Venturi Partners, Inc.                                        48                 577
 * Veritas DGC, Inc.                                         36,400             327,964
 * Verity, Inc.                                              26,300             377,668
 * Vermont Pure Holdings, Ltd.                               10,100              31,714

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Versar, Inc.                                               5,600   $          17,080
 * Verso Technologies, Inc.                                   1,048               4,035
 * Vertex Pharmaceuticals, Inc.                              25,500             222,870
   Vesta Insurance Group, Inc.                                6,700              23,584
 * Vestin Group, Inc.                                         3,100               6,200
 * Vialta, Inc.                                              16,203               9,884
 * Viasat, Inc.                                              24,300             516,861
 * Viasys Healthcare, Inc.                                      460               9,416
 * Vical, Inc.                                               24,600             123,492
 * Vicon Industries, Inc.                                     2,000               8,280
 * Vicor Corp.                                               31,500             362,250
 * Vicuron Pharmaceuticals, Inc.                              4,900              88,935
 * Video Display Corp.                                        1,340              16,348
 * Vignette Corp.                                           117,600             271,656
 * Viisage Technology, Inc.                                  19,700              75,845
   Village Super Market, Inc.                                   700              19,600
   Vintage Petroleum, Inc.                                   55,600             578,796
 * Virage Logic Corp.                                        21,900             228,198
 * Virbac Corp.                                               9,500              55,575
 * ViroPharma, Inc.                                          23,200              64,496
 * Virtualfund.Com, Inc.                                      1,600                  18
   Visteon Corp.                                             11,300              88,705
 * Visual Networks, Inc.                                     17,700              29,382
 * Visx, Inc. DE                                             52,700           1,290,096
   Vital Signs, Inc.                                         10,200             334,866
 * VitalWorks, Inc.                                          40,100             200,099
 * Vitesse Semiconductor, Inc.                              120,000             876,000
 * Vitria Technology, Inc.                                   31,460             178,693
 * Vivus, Inc.                                               30,400             110,048
 * Vl Dissolution Corp                                        1,011                 748
 * Volt Information Sciences, Inc.                           17,500             357,000
   Vulcan International Corp.                                   200               8,290
 * Vyyo, Inc.                                                13,741              96,462
 * W-H Energy Services, Inc.                                 24,900             371,010
 * Wabash National Corp.                                     23,200             645,656
   Wabtec Corp.                                              22,794             356,726
 * Wackenhut Corrections Corp.                               19,600             424,340
   Walter Industries, Inc.                                   35,000             428,400
   Warwick Community Bancorp, Inc.                            1,100              33,220
   Washington Banking Co.                                       880              14,520
   Washington Savings Bank FSB                                  600               5,790
   Washington Trust Bancorp, Inc.                             4,600             127,052
 * Waste Connections, Inc.                                   20,000             740,000
   Waste Industries USA, Inc.                                14,400             131,688
 * WatchGuard Technologoes, Inc.                             35,965             223,343
 * Water Pik Technologies, Inc.                               5,400              68,580
   Watsco, Inc. Class A                                      19,400             450,856
 * Watson Wyatt & Co., Holdings                               4,200             100,884
   Watts Water Technologies, Inc.                             8,400             172,200
   Wausau-Mosinee Paper Corp.                                25,600             314,880
   Waypoint Financial Corp.                                  13,917             298,798
 * WCI Communities, Inc.                                     34,700             700,246
 * Webco Industries, Inc.                                       200                 680
 * Webhire, Inc.                                                380                 266
 * WebMD Corp.                                                6,500              59,475
 * webMethods, Inc.                                          43,500             424,125
 * Websense, Inc.                                            13,600             368,424
   Webster Financial Corp.                                    1,368              62,723
 * Weider Nutrition International, Inc.                       3,900              18,564
   Weis Markets, Inc.                                         1,893              67,202
   Wellco Enterprises, Inc.                                     200               2,130
   Wellman, Inc.                                             14,600   $         127,020
   Wells Fargo & Co.                                          5,223             299,435
 * Wells-Gardner Electronics Corp.                            2,756               9,977
   Werner Enterprises, Inc.                                  32,832             595,901
   Wesbanco, Inc.                                             5,400             150,228
 * WESCO International, Inc.                                 21,914             196,130
   West Coast Bancorp                                         8,660             188,268
 * West Corp.                                                 1,900              45,030
 * West Marine, Inc.                                         19,600             494,116
   West Pharmaceutical Services, Inc.                         8,400             285,600
 * Westaff, Inc.                                              5,200              10,660
   Westar Energy, Inc.                                       11,900             236,334
   Westbank Corp.                                               630              11,592
 * Westcoast Hospitality Corp.                                2,200              10,780
   Westcorp, Inc.                                            14,560             545,272
 * Westell Technologies, Inc.                                10,400              76,960
 * Western Digital Corp.                                     55,100             685,444
   Western Gas Resources, Inc.                                8,000             354,400
   Western Ohio Financial Corp.                                 200               6,434
*# Western Wireless Corp.                                    21,500             401,405
 * Westport Resources Corp.                                  11,523             312,273
   Westwood Holdings Group, Inc.                              1,703              29,096
 * Wet Seal, Inc. Class A                                    28,550             293,209
 * WFS Financial, Inc.                                       23,600             984,120
   WGL Holdings, Inc.                                         9,000             240,570
 * White Electronics Designs Corp.                           18,400             189,704
 * Whitehall Jewelers, Inc.                                  18,200             193,102
*# WHX Corp.                                                  2,500               5,650
 * Wickes, Inc.                                               1,800                 954
 * Wild Oats Markets, Inc.                                   30,100             341,334
   Wiley (John) & Sons, Inc. Class A                            900              23,400
 * William Lyon Homes, Inc.                                  10,900             707,410
 * Williams Industries, Inc.                                  1,500               5,280
 * Willis Lease Finance Corp.                                 4,900              33,075
   Willow Grove Bancorp, Inc.                                 1,300              21,970
 * Wilshire Oil Co. of Texas                                    800               5,168
*# Wilson Greatbatch Technologies,
     Inc.                                                    11,300             473,470
 * Wilsons The Leather Experts, Inc.                         24,500             152,145
 * Wind River Systems, Inc.                                  72,218             470,139
   Winn-Dixie Stores, Inc.                                   22,600             204,078
 # Winnebago Industries, Inc.                                10,300             569,281
   Wintrust Financial Corp.                                   8,750             391,913
 * Wireless Facilities, Inc.                                 43,000             624,790
   Wireless Telecom Group, Inc.                               5,300              15,582
 * Wiser Oil Co.                                             12,900              90,945
 * Witness Systems, Inc.                                     28,400             255,316
 * WMS Industries, Inc.                                      24,900             664,830
 * Wolverine Tube, Inc.                                      11,200              58,912
   Wolverine World Wide, Inc.                                20,800             432,432
   Woodhead Industries, Inc.                                  5,000              84,900
   Woodward Governor Co.                                      4,500             224,460
 * Workflow Management, Inc.                                 16,700              82,832
 * World Acceptance Corp.                                    17,900             345,828
   World Fuel Services Corp.                                  7,000             209,510
   World Wrestling Federation
     Entertainment, Inc.                                      4,300              49,536
 * WorldQuest Networks, Inc.                                  2,300               7,360
 * Worldwide Restaurant Concepts,
     Inc.                                                    34,800             101,616
   Worthington Industries, Inc.                              12,500             179,000

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Wright Medical Group, Inc.                                 8,000   $         222,880
   WSI Industries, Inc.                                         100                 236
   WVS Financial Corp.                                          500               8,700
   X-Rite, Inc.                                               8,500              97,325
 * Xanser Corp.                                              12,100              28,314
 * Xeta Corp.                                                 1,000               6,100
 * Xicor, Inc.                                               15,600             203,580
 * XM Satellite Radio Holdings, Inc.                         57,100           1,424,645
 * Yahoo!, Inc.                                                 344              14,785
 * Yankee Candle Co., Inc.                                   17,700             522,504
   Yardville National Bancorp                                 1,300              29,770
*# Yellow Corp.                                              18,500             565,545
   York International Corp.                                  12,900             515,355
 * Young Broadcasting, Inc. Class A                           8,400             166,740
   Young Innovations, Inc.                                    4,500             164,025
 * Zapata Corp.                                                 600              31,650
   Zenith National Insurance Corp.                            2,500              81,625
 * Zevex International, Inc.                                    600               2,400
 * Zila, Inc.                                                29,100             115,818
*# Zix Corp.                                                  5,500              48,180
 * Zoll Medical Corp.                                         8,900             303,045
*# Zoltek Companies, Inc.                                    20,000              87,000
 * Zomax, Inc.                                               41,900             225,422
 * Zonagen, Inc.                                              2,700               5,103
 * Zoran Corp.                                               29,015             532,715
 * Zygo Corp.                                                21,680             352,517
 * Zymogenetics, Inc.                                        16,700             222,277
                                                                      -----------------
 TOTAL COMMON STOCKS
   (Cost $427,349,000)                                                      694,297,244
                                                                      -----------------
 RIGHTS/WARRANTS -- (0.0%)
 * A Intell Check Rights 10/04/02                                60                   0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                   188                  25
*# Angeion Corp. Warrants 10/31/07                               25                   0
 * Chart Industries, Inc. Warrants
     09/15/10                                                     5                  22
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                          463               2,917
 * Del Global Technologies Corp.
     Warrants 03/28/08                                          442                 199
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                    96                  29
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                   295                  93
 * Magnum Hunter Resources Warrants
     03/21/05                                                 4,000               1,560
 * Orbital Science Corp. Warrants
     08/31/04                                                   183                 860
 * Timco Aviation Services Warrants
     02/27/07                                                 1,484   $               0
                                                                      -----------------
TOTAL RIGHTS/WARRANTS
   (Cost $12,367)                                                                 5,705
                                                                      -----------------

                                                          FACE
                                                         AMOUNT
                                                     --------------
                                                         (000)
BONDS -- (0.0%)
Del Global Technologies Corp.
  Subordinated Promissory Note
  * 6.000%, 03/28/07                                 $            1                   0
Timco Aviation Services, Inc.
  Jr Subordinated Note
  * 8.000%, 01/02/07                                              1                   0
                                                                      -----------------

TOTAL BONDS
  (Cost $0)                                                                           0
                                                                      -----------------

TEMPORARY CASH
  INVESTMENTS -- (10.5%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 0.82%, 12/01/03
   (Collateralized by $8,762,000 FMC
   Discount Notes 1.11%, 03/25/04,
   valued at $8,729,143) to be
   repurchased at $8,600,588
   (Cost $8,600,000)                                          8,600           8,600,000
 Repurchase agreements in a
   Pooled Cash Account, UBS Warburg
   and Deutsche Bank Securities Inc.,
   1.01% and 1.02% respectively,
   12/01/03 (Collateralized by
   $58,764,000 U.S. Treasury
   Obligations, rates ranging from
   5.50% to 8.875%, maturities ranging
   from 08/15/04 to 05/15/30, valued
   at $72,701,516) to be repurchased
   at $70,844,883 (Cost $70,838,889)^                        70,839          70,838,889
                                                                      -----------------

TOTAL TEMPORARY
  CASH INVESTMENTS
  (Cost $79,438,889)                                                        79,438,889
                                                                      -----------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $506,800,256)++                                               $     773,741,838
                                                                      =================

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.
++   The cost for federal income tax purposes is $507,387,259.

                 See accompanying Notes to Financial Statements.

                  TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                             SHARES              VALUE+
                                                     --------------   -----------------
UNITED KINGDOM -- (24.9%)
COMMON STOCKS -- (24.5%)
   Abbey National P.L.C.                                    602,300   $       5,528,991
   Aggregate Industries P.L.C.                              727,463           1,066,597
   Alliance & Leicester P.L.C.                               79,000           1,198,370
   Allied Domecq P.L.C.                                      80,900             571,854
   Amvescap P.L.C.                                           85,100             603,006
   Antofagasta P.L.C.                                       106,150           1,743,486
   Arriva P.L.C.                                            107,620             711,680
   Associated British Foods P.L.C.                          392,920           3,838,377
   Associated British Ports Holdings
     P.L.C.                                                 187,900           1,383,138
   Aviva P.L.C.                                           1,012,694           8,064,071
   BAA P.L.C.                                               610,182           4,958,569
   BAE Systems P.L.C.                                     1,443,739           4,326,698
   BBA Group P.L.C.                                         252,858           1,036,107
   BG Group P.L.C.                                          558,000           2,627,141
   BPB P.L.C.                                                88,200             522,201
   BT Group P.L.C.                                          579,455           1,731,568
   Barratt Developments P.L.C.                              122,817           1,033,966
   Bellway P.L.C.                                            57,000             666,621
   Berkeley Group P.L.C.                                     69,621             960,306
   Bovis Homes Group P.L.C.                                  66,000             494,342
   Brambles Industries P.L.C.                               394,000           1,182,461
 * Britannic P.L.C.                                          86,000             393,437
 * British Airways P.L.C.                                   486,000           1,905,751
   British Land Co. P.L.C.                                  278,326           2,653,106
   British Vita P.L.C.                                      115,600             516,924
   Brixton P.L.C.                                           139,200             600,908
   Cable and Wireless P.L.C.                              1,071,350           2,441,419
 * Canary Wharf Group P.L.C.                                319,000           1,324,961
   Carillion P.L.C.                                           3,282               7,931
   Carnival P.L.C.                                           13,153             461,477
   Carphone Warehouse Group P.L.C.                          100,000             230,462
   Chelsfield P.L.C.                                        160,449             872,005
 * Chorion P.L.C.                                                38                 127
 * Colt Telecom Group P.L.C.                                856,000           1,439,082
 * Corus Group P.L.C.                                     1,787,400           1,006,765
   Debenhams P.L.C.                                          59,911             483,253
 * Dimension Data Holdings P.L.C.                           587,000             373,538
   Dixons Group P.L.C.                                      660,000           1,549,429
 * Easyjet P.L.C.                                           184,000             882,911
   Emap P.L.C.                                               51,000             740,739
   FKI P.L.C.                                               332,000             628,096
   Friends Provident P.L.C.                                 828,000           1,840,586
   GKN P.L.C.                                               338,245           1,557,600
   Galen Holdings P.L.C.                                     95,000           1,192,728
   Great Portland Estates P.L.C.                             88,059             366,509
   Great Universal Stores P.L.C.                            107,650           1,402,001
   Greene King P.L.C.                                        41,000             589,855
   HBOS P.L.C.                                              179,751           2,256,780
   Hammerson P.L.C.                                         157,600           1,683,228
   Hanson P.L.C.                                            381,879           2,663,249
   Hilton Group P.L.C.                                      902,600           3,283,226
   IMI P.L.C.                                                57,000             334,046
   Intercontinental Hotels Group P.L.C.                     402,508           3,719,170
 * International Power P.L.C.                               609,500           1,189,775
   Invensys P.L.C.                                          309,460             106,446
   Johnson Matthey P.L.C.                                     5,275   $          91,540
   Kesa Electricals P.L.C.                                   85,791             361,496
   Kingfisher P.L.C.                                        826,666           3,920,493
   Land Securities Group P.L.C.                              12,000             198,129
   Liberty International P.L.C.                             177,700           2,004,871
   Logicacmg P.L.C.                                         303,122           1,431,050
   London Merchant Securities P.L.C.                        108,911             305,319
   Lonmin P.L.C.                                              4,276              77,403
   MFI Furniture Group P.L.C.                                94,200             228,436
 * MM02 P.L.C.                                            4,256,000           5,508,118
   Marks & Spencer Group P.L.C.                             504,809           2,331,130
   Mersey Docks & Harbour Co. P.L.C.                         34,760             379,321
   Millennium and Copthorne Hotels
     P.L.C.                                                 129,036             680,755
 * Mitchells & Butlers P.L.C.                               419,508           1,681,091
   Morrison (Wm.) Supermarkets P.L.C.                        10,330              39,175
   National Grid Group P.L.C.                                99,685             673,779
   Northern Foods P.L.C.                                     27,000              64,082
   Northern Rock P.L.C.                                      25,000             294,957
   Novar P.L.C.                                             212,807             468,480
   Pearson P.L.C.                                           388,893           4,334,113
   Peninsular & Oriental Steam
     Navigation P.L.C.                                      378,794           1,596,115
   Persimmon P.L.C.                                         126,460           1,013,524
   Pilkington P.L.C.                                        731,948           1,126,674
   Pillar Property P.L.C.                                    58,972             517,263
   RAC P.L.C.                                                50,498             477,674
   RMC Group P.L.C.                                         151,000           1,590,663
   Rank Group P.L.C.                                        122,343             610,200
   Rexam P.L.C.                                              81,701             604,214
   Rio Tinto P.L.C.                                          18,415             439,915
   Rolls Royce Group P.L.C.                                 844,778           2,589,806
   Royal & Sun Alliance Insurance
     Group P.L.C.                                         1,526,136           2,224,478
   Safeway P.L.C.                                           553,432           2,669,883
   Sainsbury (J.) P.L.C.                                    960,723           4,961,081
   Schroders P.L.C.                                         117,000           1,307,960
   Scottish & Newcastle P.L.C.                              383,228           2,418,903
   Scottish Power P.L.C.                                  1,008,772           6,237,162
 * Shire Pharmaceuticals Group P.L.C.                       249,000           2,055,586
   Signet Group P.L.C.                                       46,693              80,908
   Slough Estates P.L.C.                                    238,000           1,723,273
   Smith (David S.) Holdings P.L.C.                         184,000             499,209
   Smith (W.H.) P.L.C.                                      143,000             802,998
   Somerfield P.L.C.                                        283,000             607,187
   Stagecoach Holdings P.L.C.                               709,956             989,035
   Tate & Lyle P.L.C.                                       208,700           1,148,597
   Taylor Woodrow P.L.C.                                    321,396           1,321,093
   Trinity Mirror P.L.C.                                    166,578           1,532,733
   United Business Media P.L.C.                             145,000           1,250,022
 * Urbium P.L.C.                                                 23                 157
   Vodafone Group P.L.C.                                  4,569,309          10,491,242
   Weir Group P.L.C.                                          3,000              14,008
   Westbury P.L.C.                                           53,480             350,898
   Whitbread P.L.C.                                         169,153           2,098,994
   Wilson Bowden P.L.C.                                      46,000             771,361
   Wimpey (George) P.L.C.                                   217,423           1,275,132
   Wincanton P.L.C.                                          15,900              57,700

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Wolseley P.L.C.                                           96,739   $       1,238,687
   Wolverhampton & Dudley
     Breweries P.L.C.                                        34,100             441,322
   Woolworths Group P.L.C.                                  633,181             470,987
   XANSA P.L.C.                                               2,904               4,557
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $152,322,166)                                                      169,632,009
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.4%)
 * British Pound Sterling
     (Cost $2,437,533)                                                        2,460,372
                                                                      -----------------
TOTAL -- UNITED KINGDOM
   (Cost $154,759,699)                                                      172,092,381
                                                                      -----------------
JAPAN -- (20.3%)
COMMON STOCKS -- (20.2%)
   AIOI Insurance Co., Ltd.                                 164,700             557,923
   Acom Co., Ltd.                                            13,300             536,761
   Aichi Steel Corp.                                         74,000             291,216
   Aisin Seiki Co., Ltd.                                     79,800           1,180,387
   Akita Bank, Ltd.                                          24,000              93,134
   Alps Electric Co., Ltd.                                   31,000             438,733
   Amada Co., Ltd.                                          126,000             618,956
   Amano Corp.                                                8,000              54,785
 * Anritsu Corp.                                             47,000             321,001
   Aoyama Trading Co., Ltd.                                  18,600             354,949
   Asahi Breweries, Ltd.                                    105,000             870,526
   Asahi Kasei Corp.                                        187,000             892,997
   Asatsu-Dk, Inc.                                           11,000             262,144
 * Ashikaga Financial Group, Inc.                            90,000              66,563
   Autobacs Seven Co., Ltd.                                  11,000             237,537
   Awa Bank, Ltd.                                            64,000             373,411
 # Bank of Kyoto, Ltd.                                       88,000             473,265
   Bank of Nagoya, Ltd.                                      59,000             282,825
 * Bosch Automotive Systems Corp.                            19,000              67,659
   Canon Sales Co., Inc.                                     22,000             182,798
   Casio Computer Co., Ltd.                                  72,000             705,406
   Chiba Bank, Ltd.                                         225,000             914,217
   Chudenko Corp.                                            19,200             263,316
   Chugoku Bank, Ltd.                                        67,400             596,335
   Citizen Watch Co., Ltd.                                   82,000             665,614
   Coca-Cola West Japan Co., Ltd.                            22,800             405,329
   Comsys Holdings Corp.                                     38,000             196,731
   Cosmo Oil Co., Ltd.                                      235,000             439,874
   Dai Nippon Ink & Chemicals, Inc.                         218,000             404,072
   Dai Nippon Pharmaceutical Co., Ltd.                       46,000             298,210
   Dai Nippon Printing Co., Ltd.                            160,000           2,205,990
   Daicel Chemical Industries, Ltd.                         136,000             562,528
   Daido Steel Co., Ltd.                                    162,000             279,565
*# Daiei, Inc.                                               48,500              89,897
   Daihatsu Motor Co., Ltd.                                 166,000             671,457
   Dai-Ichi Pharmaceutical Co., Ltd.                         36,900             620,952
   Daimaru, Inc.                                             27,000             142,741
   Daio Paper Corp.                                          10,000              84,094
   Daishi Bank, Ltd.                                        112,000             435,647
   Daito Trust Construction Co., Ltd.                         8,100             228,534
   Daiwa House Industry Co., Ltd.                           202,200           1,920,088
   Daiwa Securities Co., Ltd.                                17,000             109,432
   Denki Kagaku Kogyo KK                                      4,000              11,760
   Ebara Corp.                                              111,000             430,743
   Eighteenth Bank, Ltd.                                      2,000   $           8,638
   Ezaki Glico Co., Ltd.                                     41,000             260,930
   Fuji Electric Co., Ltd.                                  206,000             443,901
   Fuji Fire & Marine Insurance Co., Ltd.                   105,000             260,774
   Fuji Heavy Industries                                    206,000             976,205
   Fuji Photo Film Co., Ltd.                                 63,000           1,783,236
   Fujikura, Ltd.                                           103,000             576,507
 * Fujitsu, Ltd.                                            127,000             699,242
   Fukui Bank, Ltd.                                          12,000              51,607
   Fukuoka Bank, Ltd.                                       175,000             719,047
   Fukuoka City Bank, Ltd.                                   32,000              41,198
   Fukuyama Transporting Co., Ltd.                          104,000             354,200
   Furukawa Electric Co., Ltd.                              180,000             599,891
   Futaba Corp.                                              10,000             218,225
   Futaba Industrial Co., Ltd.                               24,000             295,398
   Glory, Ltd.                                               10,000             308,619
   Gunma Bank, Ltd.                                         141,000             608,957
   Gunze, Ltd.                                               87,000             366,207
   Hachijuni Bank, Ltd.                                     150,000             717,677
 * Hankyu Corp.                                             218,000             611,085
   Hankyu Department Stores, Inc.                            25,000             164,810
   Hanshin Electric Railway Co., Ltd.                        94,000             258,346
   Heiwa Corp.                                               31,900             442,149
   Higo Bank, Ltd.                                           91,000             550,886
   Hino Motors, Ltd.                                         22,000             130,168
   Hiroshima Bank, Ltd.                                     132,000             485,720
   Hitachi Cable, Ltd.                                      139,000             489,901
   Hitachi Construction Machinery
     Co., Ltd.                                                3,000              38,212
   Hitachi High-Technologies Corp.                            9,000             133,866
   Hitachi Maxell, Ltd.                                      37,100             482,381
   Hitachi Metals, Ltd.                                      95,000             289,719
   Hitachi, Ltd.                                            860,000           5,064,829
   Hokkoku Bank, Ltd.                                        94,000             472,060
   Hokuetsu Paper Mills, Ltd.                                61,000             313,021
 * Hokugin Financial Group, Inc.                            394,000             600,785
   House Foods Corp.                                         41,000             437,628
   Hyakugo Bank, Ltd.                                        80,000             369,613
   Hyakujishi Bank, Ltd.                                     85,000             625,548
   Ishikawajima-Harima Heavy
     Industries Co., Ltd.                                   277,000             333,857
 * Isuzu Motors, Ltd.                                        88,000             160,701
   Itochu Corp.                                             147,000             441,591
   Itoham Foods, Inc.                                        78,000             274,197
   Iyo Bank, Ltd.                                            89,000             604,602
   JGC Corp.                                                 10,000              79,072
   Japan Airport Terminal Co., Ltd.                          24,000             175,310
   Joyo Bank, Ltd.                                          238,000             734,514
   Juroku Bank, Ltd.                                        127,000             591,399
   Kagoshima Bank, Ltd.                                      58,000             309,806
   Kajima Corp.                                              21,000              66,919
   Kamigumi Co., Ltd.                                       102,000             657,524
   Kandenko Co., Ltd.                                        39,000             131,401
   Kansai Paint Co., Ltd., Osaka                             57,000             234,204
   Katokichi Co., Ltd.                                       11,500             182,286
   Kawasaki Heavy Industries, Ltd.                          681,000             739,947
   Kikkoman Corp.                                            73,000             483,245
   Kinden Corp.                                              56,000             246,969
   Kirin Brewery Co., Ltd.                                  220,000           1,757,670
   Kissei Pharmaceutical Co., Ltd.                           21,000             384,450
   Kiyo Bank, Ltd.                                           16,000              30,533

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Kobe Steel, Ltd.                                       1,389,000   $       1,598,010
   Koito Manufacturing Co., Ltd.                             44,000             262,345
   Kokuyo Co., Ltd.                                          48,000             517,604
   Komatsu, Ltd.                                            256,000           1,458,583
   Komori Corp.                                              27,000             327,885
   Konica Corp.                                              18,000             213,002
   Kubota Corp.                                             232,000             847,334
   Kuraray Co., Ltd.                                         92,000             685,464
   Kuraya Sanseido, Inc.                                     30,000             255,022
   Lintec Corp.                                               2,000              28,853
   Lion Corp.                                                66,000             356,154
   Makita Corp.                                              55,000             504,200
   Marubeni Corp.                                           340,000             558,802
   Marui Co., Ltd.                                           78,000             957,907
   Maruichi Steel Tube, Ltd.                                 36,000             414,828
   Matsushita Electric Industrial Co., Ltd.                 591,998           7,627,003
   Matsushita Electric Works, Ltd.                          202,000           1,455,241
   Mazda Motor Corp.                                         78,000             190,869
   Meiji Seika Kaisha, Ltd. Tokyo                           106,000             395,855
   Michinoku Bank, Ltd.                                      45,000             260,911
   Millea Holdings, Inc.                                        410           4,422,630
   Mitsubishi Gas Chemical Co., Inc.                        129,000             385,163
   Mitsubishi Heavy Industries, Ltd.                        931,000           2,482,214
   Mitsubishi Logistics Corp.                                40,000             313,733
 * Mitsubishi Materials Corp.                               312,000             450,110
*# Mitsubishi Motors Corp.                                  137,000             281,456
   Mitsubishi Rayon Co., Ltd.                                20,000              70,855
   Mitsubishi Securities Co., Ltd.                           59,000             627,602
   Mitsui Chemicals, Inc.                                   163,000             869,175
   Mitsui Engineering and Shipbuilding
     Co., Ltd.                                              407,000             516,554
   Mitsui Trust Holdings                                    226,000           1,099,872
   Mitsumi Electric Co., Ltd.                                15,500             149,169
 * Mizuho Holdings, Inc.                                        238             621,512
   Mori Seiki Co., Ltd.                                      22,700             140,528
   Musashino Bank, Ltd.                                       4,100             148,247
   NGK Insulators, Ltd.                                      75,000             480,734
   NGK Spark Plug Co., Ltd.                                  48,000             395,763
   NHK Spring Co., Ltd.                                      16,000              73,777
   NOK Corp.                                                  2,000              73,411
   NSK, Ltd.                                                117,000             408,090
   NTN Corp.                                                123,000             560,418
   Nagase & Co., Ltd.                                        41,000             265,796
   Namco, Ltd.                                                3,800              96,110
   Nanto Bank, Ltd.                                          59,000             233,802
   Nichicon Corp.                                            30,200             302,221
   Nichirei Corp.                                            65,000             196,448
   Nihon Unisys, Ltd.                                        30,200             213,154
   Nippon Broadcasting System, Inc.                           9,000             410,884
   Nippon Electric Glass Co., Ltd.                           38,000             711,286
   Nippon Kayaku Co., Ltd.                                   68,000             326,589
   Nippon Meat Packers, Inc., Osaka                          70,000             676,224
   Nippon Mining Holdings, Inc.                             181,500             573,402
   Nippon Mitsubishi Oil Corp.                              417,800           2,063,823
   Nippon Paint Co., Ltd.                                    55,000             171,750
   Nippon Sanso Corp.                                        18,000              71,165
   Nippon Sheet Glass Co., Ltd.                             165,000             427,867
   Nippon Shokubai Co., Ltd.                                 46,000             328,451
   Nippon Steel Corp.                                       353,000             676,863
 * Nippon Television Network Corp.                            3,840             570,811
   Nipponkoa Insurance Co., Ltd.                             33,000             156,684
   Nishimatsu Construction Co., Ltd.                        103,000   $         340,449
   Nishi-Nippon Bank, Ltd.                                  123,000             259,432
   Nissay Dowa General Insurance
     Co., Ltd.                                              109,000             456,821
   Nisshin Seifun Group, Inc.                                63,000             507,359
   Nisshin Steel Co., Ltd.                                  209,000             343,499
   Nisshinbo Industries, Inc.                                80,000             395,179
*# Nissho Iwai-Nichmen Holdings Corp.                         8,800              41,059
   Noritsu Koki Co., Ltd.                                     3,000              91,764
   Noritz Corp.                                               1,000              12,838
   Obayashi Corp.                                           192,000             734,551
   Oji Paper Co., Ltd.                                      120,000             700,146
   Okumura Corp.                                             85,000             332,953
   Omron Corp.                                               17,000             326,744
   Onward Kashiyama Co., Ltd.                                84,000             921,147
   PanaHome Corp.                                            46,000             210,427
   Q.P. Corp.                                                14,400             114,259
 * Resona Holdings, Inc.                                    267,250             334,307
   Rinnai Corp.                                              16,100             365,308
   SFCG Co., Ltd.                                             4,240             487,801
   Sakata Seed                                                5,000              52,045
   San In Godo Bank, Ltd.                                    47,000             348,037
   Sankyo Co., Ltd.                                          40,000             720,234
   Santen Pharmaceutical Co., Ltd.                           18,500             217,399
   Sanwa Shutter Corp.                                       48,000             244,558
   Sanyo Electric Co., Ltd.                                 112,000             501,096
   Sanyo Shinpan Finance Co., Ltd.                           14,000             409,058
   Sapporo Breweries, Ltd.                                  166,000             400,146
   Sapporo Hokuyo Holdings, Inc.                                100             527,758
   Seino Transportation Co., Ltd.                            65,000             461,149
   Sekisui Chemical Co., Ltd.                               144,000             640,322
   Sekisui House, Ltd.                                      214,000           2,018,463
   Seventy-seven (77) Bank, Ltd.                            102,000             540,175
   Shiga Bank, Ltd.                                          93,000             360,893
   Shikoku Bank, Ltd.                                        52,000             339,956
   Shima Seiki Manufacturing Co., Ltd.                        2,000              79,803
   Shimachu Co., Ltd.                                        19,100             360,131
   Shimadzu Corp.                                            39,000             148,493
   Shimizu Corp.                                             90,000             309,806
 * Shinko Securities Co., Ltd.                              397,000           1,127,347
   Shizuoka Bank, Ltd.                                      207,000           1,447,791
 * Showa Denko KK                                            78,000             163,094
   Showa Shell Sekiyu KK                                     55,000             422,845
 * Snow Brand Milk Products Co., Ltd.                        14,500              42,632
   Stanley Electric Co., Ltd.                                 7,000             132,944
   Sumitomo Bakelite Co., Ltd.                               23,000             145,115
   Sumitomo Corp.                                           205,000           1,272,827
   Sumitomo Electric Industries, Ltd.                       206,000           1,685,318
   Sumitomo Forestry Co., Ltd.                               47,000             364,774
   Sumitomo Metal Industries, Ltd.
     Osaka                                                  441,000             378,506
   Sumitomo Metal Mining Co., Ltd.                          119,000             751,899
   Sumitomo Mitsui Financial Group,
     Inc                                                         43             213,961
   Sumitomo Osaka Cement Co., Ltd.                           51,000              90,805
   Sumitomo Rubber                                          118,000             565,650
   Suzuki Motor Corp.                                        27,000             382,369
   Taiheiyo Cement Corp.                                    253,000             575,210
   Taisei Corp.                                             205,000             664,491
   Taiyo Yuden Co., Ltd.                                     25,000             292,869
   Takashimaya Co., Ltd.                                    149,000           1,025,804

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Takefuji Corp.                                            13,690   $         738,750
   Tanabe Seiyaku Co., Ltd.                                  13,000             106,830
   Teijin, Ltd.                                             256,000             696,567
   Teikoku Oil Co., Ltd.                                     65,000             288,441
   Toda Corp.                                               120,000             299,124
   Toho Bank, Ltd.                                           57,000             228,479
 * Tokai Tokyo Securities Co., Ltd.                          81,000             175,283
   Tokuyama Corp.                                            95,000             327,018
   Tokyo Broadcasting System, Inc.                           49,000             760,144
   Tokyo Steel Manufacturing Co., Ltd.                       32,700             257,372
   Tokyo Style Co., Ltd.                                     50,000             483,017
   Tokyo Tatemono Co., Ltd.                                  48,000             196,786
   Toppan Printing Co., Ltd.                                193,000           1,769,284
   Toray Industries, Inc.                                   291,000           1,131,903
   Toshiba TEC Corp.                                         60,000             220,234
   Tostem Inax Holding Corp.                                 70,840           1,243,840
   Toto, Ltd.                                                99,000             764,737
   Toyo Ink Manufacturing Co., Ltd.                          76,000             260,227
   Toyo Seikan Kaisha, Ltd.                                  73,000             835,847
   Toyo Suisan Kaisha, Ltd.                                  23,000             229,118
   Toyobo Co., Ltd.                                          46,000              89,883
   Toyota Auto Body Co., Ltd.                                32,000             422,206
   Toyota Industries Corp.                                   83,600           1,568,645
   UFJ Tsubasa Securities Co. Ltd.                           40,000             178,598
   UNY Co., Ltd.                                             91,000             886,569
 * Victor Co. of Japan, Ltd.                                 37,000             307,770
   Wacoal Corp.                                              54,000             427,977
   Yamagata Bank, Ltd.                                       32,000             141,709
   Yamaguchi Bank, Ltd.                                      74,000             648,649
   Yamanashi Chuo Bank, Ltd.                                 20,000              85,829
   Yamazaki Baking Co., Ltd.                                107,000             820,672
   Yasuda Fire & Marine Insurance
     Co., Ltd.                                              243,840           1,810,098
 * Yasuda Trust & Banking Co., Ltd.                         780,000           1,246,348
   Yokohama Rubber Co., Ltd.                                127,000             330,488
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $126,854,143)                                                      140,051,958
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Japanese Yen
     (Cost $509,231)                                                            509,231
                                                                      -----------------
TOTAL -- JAPAN
   (Cost $127,363,374)                                                      140,561,189
                                                                      -----------------
FRANCE -- (9.5%)
COMMON STOCKS -- (9.5%)
   AGF (Assurances Generales de
     France SA)                                              28,600           1,457,050
   AXA                                                      269,800           5,184,357
   Accor SA                                                   7,550             316,763
   Air France                                                33,900             516,087
   Air Liquide SA                                             2,300             371,101
*# Alstom SA                                                 71,660             147,749
   Arcelor SA                                                30,300             491,428
   BNP Paribas SA                                           111,800           6,298,818
   Bouygues                                                   1,600              49,675
 * Cap Gemini SA                                             19,400             958,117
   Compagnie de Saint-Gobain                                 88,000           3,936,803
   Compagnie Francaise d'Etudes et de
     Construction Technip SA                                  3,600             387,308
   Credit Agricole SA                                        45,600   $         994,845
   Credit Industriel et Commercial                            3,760             590,444
   Dior (Christian) SA                                       17,000             949,222
   Eiffage SA                                                 4,233             457,693
   Esso SA                                                    3,000             332,826
   Euler-Hermes SA                                            3,710             168,551
   Faurecia SA                                                6,500             440,232
   Fimalac SA                                                 5,694             189,750
 * France Telecom SA                                        276,260           7,119,932
   Gecina SA                                                  4,900             675,481
   Generale des Establissements
     Michelin SA Series B                                    34,950           1,386,739
   Groupe Danone                                              5,300             825,921
   Havas SA                                                  47,200             250,083
   Imerys SA                                                  4,500             890,053
   L'Oreal                                                   10,550             782,821
   LaFarge SA                                                22,699           1,808,094
   LaFarge SA Prime Fidelity                                 11,870             951,911
   Lagardere S.C.A. SA                                       14,400             785,404
   Pechiney SA Series A                                      22,300           1,282,045
   Pernod-Ricard SA                                           7,875             836,852
   Peugeot SA                                                66,000           3,104,505
   Rallye SA                                                  5,000             263,719
   Remy Cointreau SA                                         13,256             440,956
   Renault SA                                                43,500           2,891,414
   Rexel SA                                                   4,000             163,506
   Rue Imperiale                                              1,220             236,916
   SA Fromageries Bel la Vache Qui Rit                          500              66,649
   SEB SA Prime Fidelite 2002                                   800              97,624
   SEB SA Prime Fidelity                                      1,300             159,574
   SGE (Societe Generale d'
     Enterprise SA)                                           2,640             211,239
   Sagem SA                                                   3,896             434,331
   Schneider SA                                              15,990             985,215
 * Scor SA                                                   16,100              61,565
   Societe BIC SA                                             8,900             395,700
   Societe des Ciments de Francais                            9,600             634,653
   Societe du Louvre SA                                         400              32,126
   Societe Generale, Paris                                   39,300           3,146,940
   Sophia SA                                                 10,000             496,512
   Suez (ex Suez Lyonnaise des Eaux)                        153,650           2,661,459
   Thales SA                                                  1,800              56,122
   Thomson Multimedia                                        42,900             908,170
   Unibail SA                                                 7,500             665,292
   Valeo SA                                                  21,100             820,761
 * Veolia Environnement SA                                   40,500             953,004
 * Vivendi Universal SA                                     163,900           3,762,419
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $53,255,550)                                                        65,484,526
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Alstom SA Rights 12/10/03                                 71,660              38,655
 * Alstom SA Warrants 01/09/04                               71,660              25,770
 * Rallye SA Series B Warrants
     11/30/05                                                 5,000               1,259
                                                                      -----------------
TOTAL RIGHTS/WARRANTS
   (Cost $158,993)                                                               65,684
                                                                      -----------------
TOTAL -- FRANCE
   (Cost $53,414,543)                                                        65,550,210
                                                                      -----------------

                                                             SHARES              VALUE+
                                                     --------------   -----------------
SWITZERLAND -- (7.3%)
COMMON STOCKS -- (7.3%)
 * ABB, Ltd.                                                 64,000   $         313,881
   Baloise-Holding                                           48,800           2,004,518
 * Banque Cantonale Vaudoise                                    900              94,684
 * Berner Kantonalbank                                        1,000             115,067
 * Ciba Spezialitaetenchemie Holding
     AG                                                      27,700           1,940,277
   Cie Financiere Richemont AG
     Series A                                               393,600           9,743,177
 * Clariant AG                                              110,600           1,561,398
 * Converium Holding AG                                       4,200             204,685
   Credit Swisse Group                                      107,820           3,578,097
 * Crossair AG, Basel                                        17,777             140,267
   Ems-Chemie Holding AG                                     10,050             777,430
   Givaudan SA                                                7,680           3,511,108
   Helvetia Patria Holding                                      900             137,153
   Holcim, Ltd.                                              88,880           3,874,302
   Jelmoli Holding AG                                            40              37,440
   Kuoni Reisen Holding AG                                      490             159,199
   Lonza Group AG                                             9,000             431,648
   Luzerner Kantonalbank AG                                   4,000             581,719
   PSP Swiss Property AG                                      6,700             929,029
   Rieters Holdings AG                                        5,340           1,142,173
 * Saurer AG                                                  1,500              66,720
 * Schindler Holding AG                                         750             191,457
   Sig Holding AG                                             3,475             468,407
   Sika Finanz AG, Baar                                       1,810             735,078
   Societe Generale de Surveillance
     Holding SA                                               2,300           1,350,408
 * St. Galler Kantonalbank                                      500              90,700
   Swatch Group AG                                           11,500           1,318,828
 * Swiss Life AG                                             19,100           3,472,136
   Swiss Reinsurance Co., Zurich                              3,000             186,351
   Swisscom AG                                                3,490           1,048,847
   Syngenta AG                                               60,700           3,716,509
   UBS AG                                                    21,880           1,409,052
   Unaxis Holding AG                                         15,800           2,175,568
   Valiant Holding AG                                         8,000             552,324
   Valora Holding AG                                          3,350             795,571
 * Zimmer Holdings, Inc.                                      8,088             531,809
 * Zurich Financial SVCS AG                                   6,300             811,429
                                                                      -----------------
TOTAL COMMON STOCKS
  (Cost $44,018,064)                                                         50,198,446
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * ABB, Ltd. Rights
     (Cost $91,930)                                          64,000              79,708
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $7,267)                                                                7,698
                                                                      -----------------
TOTAL -- SWITZERLAND
   (Cost $44,117,261)                                                        50,285,852
                                                                      -----------------
GERMANY -- (6.3%)
COMMON STOCKS -- (6.3%)
   Aachener und Muenchener
     Beteiligungs AG                                          7,520             517,607
   Aareal Bank AG                                             9,500             287,089
   Allianz AG                                                 3,590             402,155
   Altana AG                                                  1,800   $         109,072
   Audi AG                                                    1,000             294,886
   Axel Springer Verlag AG                                    1,100              87,687
   BASF AG                                                   50,700           2,510,021
 # BHW Holding AG                                             7,300             109,384
   Bayer AG                                                  84,500           2,280,088
   Bayerische Motorenwerke AG                                 2,600             114,538
 * Bayerische Vereinsbank AG                                 69,100           1,611,080
   Bilfinger & Berger Bau AG                                  9,900             318,046
   Celanese AG                                               17,200             597,924
   Commerzbank AG                                            69,300           1,337,453
   Continental AG                                            25,400             884,503
   DaimlerChrysler AG                                       154,900           5,886,133
   Deutsche Bank AG                                          75,000           5,218,947
   Deutsche Lufthansa AG                                     71,750           1,099,188
 * Dyckerhoff AG DM50                                         1,000              23,974
   E.ON AG                                                   78,600           4,442,461
 * Fraport AG                                                12,500             344,633
   Gehe AG                                                    2,100              94,903
   Hannover Rueckversicherungs AG                            12,636             405,942
 * Heidelberger Druckmaschinen AG                            19,994             716,622
 * Heidelberger Zement AG                                    28,612           1,167,158
   Hochtief AG                                                9,000             243,821
   Hoechst AG                                                 9,600             440,747
 * Hypo Real Estate Holding AG                               12,025             258,743
   IVG Immobilien AG                                          2,300              25,834
 * Infineon Technologies AG                                  64,600             917,636
   Karstadt Quelle AG                                         9,850             262,125
 * Koelnische Rueckversicherungs                                 80               7,096
   Linde AG                                                  17,033             823,861
   MAN AG                                                    21,800             590,588
   MG Technologies AG                                        52,300             700,911
   Merck KGAA                                                13,300             521,656
   Munchener Rueckversicherungs-
     Gesellschaft AG                                          6,657             754,500
   Preussag AG                                               52,750             991,489
   Rwe AG (NEU) Series A                                      1,750              56,430
   Suedzucker AG                                             10,816             197,074
   ThyssenKrupp AG                                          149,700           2,774,283
   Vereins & Westbank AG                                        700              19,308
   Volkswagen AG                                             66,950           3,334,579
 * WCM Beteiligungs AG                                       18,943              27,930
 * Wuestenrot & Wuerttemberg AG                               2,500              43,304
                                                                      -----------------
TOTAL -- GERMANY
   (Cost $40,614,614)                                                        43,853,409
                                                                      -----------------
AUSTRALIA -- (4.9%)
COMMON STOCKS -- (4.7%)
   AMP, Ltd.                                                459,831           1,979,764
   APN News & Media, Ltd.                                   165,038             459,772
   AWB, Ltd.                                                142,800             452,585
   AXA Asia Pacific Holdings, Ltd.                          760,300           1,430,397
   Amcor, Ltd.                                              258,353           1,544,158
   Ansell, Ltd.                                              80,901             382,266
   BHP Steel Ltd.                                           327,200           1,181,441
   Boral, Ltd.                                              249,386             902,278
   Brambles Industries, Ltd.                                173,370             573,309
   CSR, Ltd.                                                415,659             523,341
   Caltex Australia, Ltd.                                    88,830             277,035
   Commonwealth Bank of Australia                           119,196           2,380,504
   Insurance Australiz Group, Ltd.                          482,383           1,459,038

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Lend Lease Corp., Ltd.                                   166,052   $       1,261,629
   Lion Nathan, Ltd.                                        233,400             979,551
   Mayne Group, Ltd.                                        329,263             845,804
   Mirvac, Ltd.                                             284,243             898,813
   National Australia Bank, Ltd.                             25,696             537,727
   Onesteel, Ltd.                                            62,800              85,431
   Orica, Ltd.                                              130,858           1,219,591
   Origin Energy, Ltd.                                      298,181           1,007,616
   Paperlinx, Ltd.                                          216,947             712,702
   Publishing and Broadcasting, Ltd.                        176,876           1,493,613
   QBE Insurance Group, Ltd.                                 44,966             331,556
   Quantas Airways, Ltd.                                    818,164           1,971,437
   Rinker Group, Ltd.                                       415,659           1,756,500
   Rio Tinto, Ltd.                                           41,826           1,058,377
   Santos, Ltd.                                             255,223           1,193,028
   Seven Network, Ltd.                                      104,024             397,435
   Southcorp, Ltd.                                          325,349             649,766
   St. George Bank, Ltd.                                     74,210           1,076,651
   Suncorp-Metway, Ltd.                                       5,243              47,233
 * WMC Resources, Ltd.                                      493,463           1,746,070
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $23,680,186)                                                        32,816,418
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.2%)
 * Australian Dollar
     (Cost $1,115,192)                                                        1,118,187
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * AMP, Ltd. Rights
     (Cost $0)                                              455,146                   0
                                                                      -----------------
 TOTAL -- AUSTRALIA
   (Cost $24,795,378)                                                        33,934,605
                                                                      -----------------
NETHERLANDS -- (4.9%)
COMMON STOCKS -- (4.9%)
   ABN-AMRO Holding NV                                      105,446           2,320,717
   Aegon NV                                                 304,296           4,059,858
   Buhrmann NV                                               27,400             208,238
   DSM NV                                                    51,732           2,384,377
 * Hunter Douglas NV                                          8,500             372,923
   Ing Groep NV                                             279,185           5,980,480
 * Koninklijke Ahold NV                                     187,126           1,350,361
 * Koninklijke KPN NV                                       599,000           4,695,956
   Koninklijke Philips Electronics NV                       236,867           6,729,337
   Koninklijke Vendex KBB NV                                  6,341              82,244
   Koninklijke Vopak NV                                      41,200             740,812
   NV Holdingsmij de Telegraaf                               21,800             465,676
 * New Skies Satellites NV                                   20,306             140,449
   Nutreco Holding NV                                         6,750             184,079
 * Nutreco Holding NV Coupons                                    65                   0
   Oce NV                                                    68,471             978,368
   Univar NV                                                 15,400             244,600
   VNU NV                                                    50,279           1,566,435
 * VNU NV Coupons                                                62                   0
   Vedior NV                                                 50,525             764,943
 * Versatel Telecom International NV                         93,300             190,130
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $31,419,586)                                                        33,459,983
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Koninklijke Ahold NV Rights                              187,126   $         174,964
                                                                      -----------------
TOTAL RIGHTS/WARRANTS
   (Cost $181,414)                                                              174,964
                                                                      -----------------
TOTAL -- NETHERLANDS
   (Cost $31,601,000)                                                        33,634,947
                                                                      -----------------
ITALY -- (4.0%)
COMMON STOCKS -- (4.0%)
 * Alitalia Linee Aeree Italiane SpA
     Series A                                               130,000              41,763
   Banca Monte Dei Paschi di Siena
     SpA                                                    707,125           2,322,556
 * Banca Nazionale del Lavoro SpA                           300,000             703,052
   Banca Popolare di Lodi Scarl                              70,150             821,564
   Banca Popolare di Milano                                 326,940           1,943,879
 * Banca Popolare Rights                                     34,500             404,048
   Buzzi Unicem SpA                                         106,000           1,283,354
   CIR SpA (Cie Industriale Riunite),
     Torino                                                 625,000           1,121,557
   Caltagirone Editore SpA                                  102,320             836,497
 * Capitalia SpA                                             42,500             134,497
   Compagnia Assicuratrice Unipol SpA                       300,630           1,210,852
 * E.Biscom SpA                                              12,000             791,158
 * Fiat SpA                                                 179,208           1,402,781
 * IFIL Finanziaria Partecipazioni SpA                      164,850             528,606
   Intesabci SpA                                            500,200           1,882,750
   Italcementi SpA                                          100,540           1,240,148
   Italmobiliare SpA, Milano                                 11,500             526,600
   Milano Assicurazioni SpA                                 316,000           1,054,949
   Parmalat Finanziaria SpA                                 196,600             539,683
 * Pirelli & Co. SpA                                      1,013,332             963,262
   SAI SpA (Sta Assicuratrice
     Industriale), Torino                                    25,683             449,488
   SNIA SpA                                                 211,706             470,757
   Societe Cattolica di Assicurazoni
     Scarl SpA                                                4,400             149,845
 * Telecom Italia SpA                                     2,060,686           5,965,521
 * Tiscali SpA                                               73,000             592,422
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $23,181,718)                                                        27,381,589
                                                                      -----------------
PREFERRED STOCKS -- (0.0%)
 * Fiat SpA
     (Cost $47,699)                                           3,000              13,953
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Fiat SpA Warrants 01/31/07
     (Cost $0)                                               17,880               5,723
                                                                      -----------------
TOTAL -- ITALY
   (Cost $23,229,417)                                                        27,401,265
                                                                      -----------------
SPAIN -- (3.3%)
COMMON STOCKS -- (3.3%)
   Acerinox SA                                               22,400           1,035,928
   Arcelor SA                                                25,464             412,384
   Autopistas Concesionaria Espanola
     SA                                                     114,287           1,602,884
   Banco de Andalucia                                         1,769             148,438
   Banco de Sabadell SA                                      78,900           1,658,922
   Banco Pastor SA                                            1,500              44,089

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Cementos Portland SA                                      10,700   $         577,186
   Corporacion Mapfre Compania
     Internacional de Reaseguros SA                          70,200             905,459
   Ebro Puleva SA                                            59,455             614,349
   Endesa SA, Madrid                                         79,100           1,299,022
   Fomento de Construcciones y
     Contratas SA                                            20,600             705,994
   Gas Natural SA, Buenos Aires                              19,200             395,637
   Grupo Dragados SA, Madrid                                 18,800             391,451
   Grupo Ferrovial SA                                         2,300              69,478
   Iberia Lineas Aereas de Espana SA                        353,300             948,661
   Inmobiliaria Colonial SA ICSA                             21,600             462,957
   Inmobiliaria Urbis SA                                     49,340             449,503
   Metrovacesa SA                                            22,779             693,839
   Red Electrica de Espana S.A.                              24,600             349,735
   Repsol SA                                                433,700           7,574,751
   Sociedad General de Aguas de
     Barcelona SA                                            55,145             783,328
 * Sociedad General de Aguas de
     Barcelona SA Rights                                        551               7,833
   Sol Melia SA                                              75,400             535,976
   Vallehermoso SA                                           56,600             797,890
                                                                      -----------------
TOTAL -- SPAIN
   (Cost $16,962,701)                                                        22,465,694
                                                                      -----------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 * ASEA AB                                                   29,000             141,621
   Atlas Copco AB Series A                                   13,200             471,673
   Atlas Copco AB Series B                                    6,600             218,367
   Billerud AB                                               12,948             191,921
   Drott Series AB                                           37,500             657,582
   Gambro AB Series A                                        76,900             636,076
   Gambro AB Series B                                        28,900             239,046
   Holmen AB Series B                                        28,100             974,340
   Kinnevik Industrifoervaltnings AB
     Series B                                                21,700             647,603
 * Netcom AB Series B                                        12,500             637,731
   Nordic Baltic Holdings AB                                225,400           1,491,512
   SSAB Swedish Steel Series A                               31,600             520,666
   SSAB Swedish Steel Series B                               11,200             177,129
   Skandinaviska Enskilda Banken
     Series A                                                71,800             935,973
   Svenska Cellulosa AB Series B                             36,300           1,400,387
   Svenska Kullagerfabriken AB
     Series A                                                 7,700             282,276
   Svenska Kullagerfabriken AB
     Series B                                                 9,900             362,271
 * Transcom Worldwide SA Series A                               385               1,325
 * Transcom Worldwide SA Series B                               715               2,583
   Trelleborg AB Series B                                    34,400             532,656
   Volvo AB Series A                                         56,400           1,556,281
   Volvo AB Series B                                        113,700           3,287,871
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $10,345,700)                                                        15,366,890
                                                                      -----------------
RIGHTS/WARRANTS -- (0.0%)
 * ABB, Ltd. Rights
     (Cost $61,757)                                          29,000              35,885
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
     (Cost $19,970)                                                   $          22,409
                                                                      -----------------
TOTAL -- SWEDEN
   (Cost $10,427,427)                                                        15,425,184
                                                                      -----------------
FINLAND -- (1.8%)
COMMON STOCKS -- (1.8%)
   Fortum Oyj                                               538,483           5,389,865
   Huhtamaki Van Leer Oyj                                    64,400             711,764
   Kemira Oyj                                                70,823             776,810
   Kesko Oyj                                                 71,100           1,235,825
   M-real Oyj Series B                                      114,400           1,036,734
   Metso Oyj                                                 86,927           1,017,007
   Outokumpu Oyj Series A                                   110,100           1,471,572
   Upm-Kymmene Oyj                                           47,000             869,327
   Wartsila Corp. Oyj Series B                                3,700              68,747
                                                                      -----------------
TOTAL -- FINLAND
   (Cost $7,542,072)                                                         12,577,651
                                                                      -----------------
HONG KONG -- (1.3%)
COMMON STOCKS -- (1.3%)
   Cheung Kong Holdings, Ltd.                               165,000           1,301,294
   China Overseas Land & Investment,
     Ltd.                                                   484,000              76,031
   China Travel International Investment,
     Ltd.                                                   180,000              34,302
   Chinese Estates Holdings, Ltd.                           140,000              51,376
   Citic Pacific, Ltd.                                      109,000             252,629
   Hang Lung Development Co., Ltd.                          407,000             492,615
   Hang Lung Properties, Ltd.                               314,500             388,756
   Henderson Land Development
     Co., Ltd.                                              157,000             628,703
   Hopewell Holdings, Ltd.                                   78,000             113,490
   Hysan Development Co., Ltd.                              334,828             478,553
   I-Cable Communications, Ltd.                              77,060              18,356
   Kerry Properties, Ltd.                                   382,802             492,901
 * New Asia Realty & Trust Co., Ltd.                        185,000              75,036
   New World Development Co., Ltd.                          253,030             158,015
   Shanghai Industrial Holdings Ltd.                        102,000             233,122
   Shangri-La Asia, Ltd.                                    700,854             627,188
   Sino Land Co., Ltd.                                    1,249,067             651,367
   Sung Hungkai Properties, Ltd.                              5,000              40,238
 * Tsim Sha Tsui Properties, Ltd.                           255,000             290,582
   Wharf Holdings, Ltd.                                     770,600           1,924,935
   Wheelock and Co., Ltd.                                   640,000             749,906
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $7,954,905)                                                          9,079,395
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $199,084)                                                            199,130
                                                                      -----------------
TOTAL -- HONG KONG
   (Cost $8,153,989)                                                          9,278,525
                                                                      -----------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
   AGFA-Gevaert NV, Mortsel                                  31,600             784,110
   Algemene Mij Voor Nijverheidskredit
     Almanij                                                 51,700           2,390,339

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Banque Nationale de Belgique                                 110   $         471,794
   Bekaert SA                                                 8,500             475,834
   Delhaize Freres & cie le Lion SA
     Molenbeek-Saint Jean                                    14,500             701,344
   Solvay SA                                                 10,900             844,723
   Tessenderlo Chemie                                         8,300             261,271
 * Umicore-Strip VVPR                                           720                 466
   Union Miniere SA                                          15,120           1,009,547
                                                                      -----------------
TOTAL -- BELGIUM
   (Cost $5,171,836)                                                          6,939,428
                                                                      -----------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
   Carlsberg A.S. Series B                                   11,350             473,632
 * Codan A.S.                                                 8,540             268,311
   Danisco A.S.                                               9,880             405,922
   Danske Bank A.S.                                          94,426           2,000,612
 * Jyske Bank A.S.                                            3,400             161,602
   Koebenhavns Lufthavne                                        620              68,427
   Nordea AB                                                 21,596             142,660
   Novozymes A.S. Series B                                    5,867             205,126
   Tele Danmark A.S.                                         40,630           1,361,619
 * Topdanmark A.S.                                            3,830             193,765
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $4,185,944)                                                          5,281,676
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $7,659)                                                                8,463
                                                                      -----------------
TOTAL -- DENMARK
   (Cost $4,193,603)                                                          5,290,139
                                                                      -----------------
EMU -- (0.7%)
INVESTMENT IN CURRENCY -- (0.7%)
 * Euro Currency
     (Cost $5,099,797)                                                        5,124,406
                                                                      -----------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
   Allied Irish Banks P.L.C.                                 50,629             749,524
   Bank of Ireland P.L.C.                                     4,078              50,351
   CRH P.L.C.                                                86,901           1,616,724
   DCC P.L.C.                                                 7,379              96,857
 * Elan Corp. P.L.C.                                        168,361             908,183
   Independent News & Media P.L.C.                           33,820              81,893
   Irish Permanent P.L.C.                                    86,649           1,220,452
                                                                      -----------------
TOTAL -- IRELAND
   (Cost $3,673,382)                                                          4,723,984
                                                                      -----------------
SINGAPORE -- (0.6%)
COMMON STOCKS -- (0.6%)
   DBS Group Holdings, Ltd.                                  55,000             446,657
   Fraser & Neave, Ltd.                                     154,710           1,032,046
   Haw Par Brothers International, Ltd.                       1,594               4,105
   Keppel Corp., Ltd.                                       471,000           1,516,341
 * Neptune Orient Lines, Ltd.                               122,000             150,030
   Overseas Chinese Banking Corp., Ltd.                      53,000             365,852
   Sembcorp Industries, Ltd.                                 69,000   $          51,232
   Singapore Airlines, Ltd.                                  60,800             426,748
   United Overseas Bank, Ltd.                                46,000             344,216
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $3,069,887)                                                          4,337,227
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $1)                                                                        1
                                                                      -----------------
TOTAL -- SINGAPORE
   (Cost $3,069,888)                                                          4,337,228
                                                                      -----------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
 * Agricultural Bank of Greece S.A.                           8,700              75,922
   Alpha Credit Bank                                         19,500             513,785
 * Bank of Greece                                             2,500             297,284
   Bank of Piraeus S.A.                                       5,000              51,066
   Commercial Bank of Greece                                 14,800             311,889
   EFG Eurobank Ergasias S.A.                                59,500           1,001,390
   Hellenic Petroleum S.A.                                   57,690             470,250
   Hellenic Tellecommunication
     Organization Co. S.A.                                    9,500             113,879
   Intracom S.A.                                             35,000             225,720
                                                                      -----------------
TOTAL -- GREECE
   (Cost $2,389,252)                                                          3,061,185
                                                                      -----------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
   Den Norske Bank ASA Series A                              78,600             474,588
   Norsk Hydro ASA                                            3,400             194,579
   Norske Skogindustrier ASA Series A                        65,500           1,257,503
 * Storebrand ASA                                           173,400           1,059,697
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $2,441,584)                                                          2,986,367
                                                                      -----------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $269)                                                                    286
                                                                      -----------------
TOTAL -- NORWAY
   (Cost $2,441,853)                                                          2,986,653
                                                                      -----------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
   BPI SGPS SA                                               60,800             192,410
   Banco Comercial Portugues SA                             125,599             257,455
   Cimpor Cimentos de Portugal SA                            55,300             265,158
 * Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                         12,000             126,585
   Portugal Telecom SA                                       13,260             124,776
 * Sonae SGPS SA                                          1,941,600           1,629,211
                                                                      -----------------
TOTAL -- PORTUGAL
   (Cost $1,811,546)                                                          2,595,595
                                                                      -----------------

                                                             SHARES              VALUE+
                                                     --------------   -----------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
   Auckland International Airport, Ltd.                      93,436   $         396,441
   Carter Holt Harvey, Ltd.                                 807,000             912,733
   Fletcher Building, Ltd.                                   40,076             103,201
                                                                      -----------------
TOTAL COMMON STOCKS
   (Cost $1,059,198)                                                          1,412,375
                                                                      -----------------

INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
     (Cost $34,626)                                                              38,340
                                                                      -----------------
TOTAL -- NEW ZEALAND
   (Cost $1,093,824)                                                          1,450,715
                                                                      -----------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
   Omv AG                                                     1,431             202,775
 * Telekom Austria AG                                        44,047             511,106
   Voestalpine AG                                            14,770             583,385
                                                                      -----------------
TOTAL -- AUSTRIA
   (Cost $962,707)                                                            1,297,266
                                                                      -----------------

                                                          FACE
                                                         AMOUNT
                                                     --------------
                                                         (000)
TEMPORARY CASH INVESTMENTS -- (3.9%)
  Repurchase Agreement, PNC Capital Markets,
    Inc.0.82%, 12/01/03 (Collateralized by
    $24,805,000 FHLB Notes 1.875%, 02/15/05,
    valued at $24,991,038) to be repurchased at
    $24,622,682 (Cost $24,621,000)                   $       24,621          24,621,000
  Repurchase agreements in a Pooled Cash Account,
    Mizuho Securities USA, 1.05%, 12/01/03
    (Collateralized by $2,628,000 U.S. Treasury
    Obligations, at a rate of 3.25%, maturing
    08/15/08, valued at $2,606,906) to be
    repurchased at $2,607,134 (Cost $2,606,906)^              2,607           2,606,906
                                                                      -----------------

TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $27,227,906)                                                         27,227,906
                                                                      -----------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $600,117,069)++                                               $     692,095,417
                                                                      =================

----------
  +  See Note B to Financial Statements.
 ++ The cost for federal income tax purposes is $601,736,022.
  ^ Security purchased with cash proceeds from securities on loan
  * Non-Income Producing Securities
  # Total or Partial Securities on Loan

                 See accompanying Notes to Financial Statements.

                         DFA INVESTMENT DIMENSIONS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                              TAX-MANAGED                           TAX-MANAGED
                                                                            U.S. MARKETWIDE      TAX-MANAGED      U.S. SMALL CAP
                                                                                VALUE           U.S. EQUITY           VALUE
                                                                              PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                           ----------------   ----------------   ----------------
ASSETS:
Investments at Value (including $0, $0, and $114,085 of securities
   on loan, respectively)                                                  $        756,950   $        348,757   $      1,704,141
Receivables:
   Investment Securities Sold                                                            --                 --                  1
   Dividends, Interest, and Tax Reclaims                                                 --                 --                673
   Securities Lending                                                                    --                 --                 28
   Fund Shares Sold                                                                   1,272              1,017                865
Prepaid Expenses and Other Assets                                                        19                 42                 16
                                                                           ----------------   ----------------   ----------------
    Total Assets                                                                    758,241            349,816          1,705,724
                                                                           ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                                       --                 --            119,467
   Investment Securities Purchased                                                    1,253              1,017              4,130
   Fund Shares Redeemed                                                                  19                 --                 25
   Due to Advisor                                                                        --                 25                639
Accrued Expenses and Other Liabilities                                                  130                 22                114
                                                                           ----------------   ----------------   ----------------
    Total Liabilities                                                                 1,402              1,064            124,375
                                                                           ----------------   ----------------   ----------------
NET ASSETS                                                                 $        756,839   $        348,752   $      1,581,349
                                                                           ================   ================   ================
SHARES OUTSTANDING $.01 PAR VALUE                                                68,081,091         31,557,846         82,288,335
                                                                           ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                         $          11.12   $          11.05   $          19.22
                                                                           ================   ================   ================
Investments at Cost                                                        $        590,451   $        301,317   $      1,142,743
                                                                           ================   ================   ================

                                                                                                                   TAX-MANAGED
                                                                                             TAX-MANAGED        DFA INTERNATIONAL
                                                                                           U.S. SMALL CAP             VALUE
                                                                                             PORTFOLIO              PORTFOLIO
                                                                                          ----------------      -----------------
ASSETS:
Investments at Value (including $67,864 and $2,472 of securities on loan, respectively)   $        773,742       $        692,095
Cash                                                                                                     1                     16
Receivables:
   Investment Securities Sold                                                                           --                    528
   Dividends, Interest, and Tax Reclaims                                                               163                  1,517
   Securities Lending                                                                                   21                      3
   Fund Shares Sold                                                                                    726                    441
Prepaid Expenses and Other Assets                                                                       16                     77
                                                                                          ----------------       ----------------
    Total Assets                                                                                   774,669                694,677
                                                                                          ----------------       ----------------
LIABILITIES:
Payables:
   Collateral on Securities Loaned                                                                  70,839                  2,607
   Investment Securities Purchased                                                                     130                 16,531
   Fund Shares Redeemed                                                                                 10                     19
   Due to Advisor                                                                                      284                     --
Accrued Expenses and Other Liabilities                                                                  44                    378
                                                                                          ----------------       ----------------
    Total Liabilities                                                                               71,307                 19,535
                                                                                          ----------------       ----------------
NET ASSETS                                                                                $        703,362       $        675,142
                                                                                          ================       ================
SHARES OUTSTANDING $.01 PAR VALUE                                                               39,424,442             62,280,356
                                                                                          ================       ================
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                  $          17.84       $          10.84
                                                                                          ================       ================
Investments at Cost                                                                       $        506,800       $        600,117
                                                                                          ================       ================

                 See accompanying Notes to Financial Statements.

                         DFA INVESTMENT DIMENSIONS GROUP

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

                                                                             TAX-MANAGED                            TAX-MANAGED
                                                                           U.S. MARKETWIDE      TAX-MANAGED       U.S. SMALL CAP
                                                                               VALUE            U.S. EQUITY           VALUE
                                                                              PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                           ----------------   ----------------   ----------------
INVESTMENT INCOME
   Dividends                                                               $          4,664   $          2,731   $          9,056
   Interest                                                                              96                 42                188
   Income from Securities Lending                                                        49                 18                346
   Expenses Allocated from Master Fund                                               (1,407)              (256)                --
                                                                           ----------------   ----------------   ----------------
        Total Investment Income                                                       3,402              2,535              9,590
                                                                           ----------------   ----------------   ----------------
EXPENSES
   Investment Advisory Services                                                          --                 --              5,722
   Administrative Service Fees                                                          835                372                 --
   Accounting & Transfer Agent Fees                                                      65                 34                425
   Custodian Fees                                                                        --                 --                109
   Legal Fees                                                                            11                  5                 20
   Audit Fees                                                                             3                  1                 68
   Filing Fees                                                                           43                 42                 41
   Shareholders' Reports                                                                 19                  7                 36
   Directors' Fees and Expenses                                                           7                  4                 18
   Other                                                                                  2                  1                  9
                                                                           ----------------   ----------------   ----------------
        Total Expenses                                                                  985                466              6,448
        Fees Waived, Expenses Reimbursed, and/or
          Previously Waived Fees Recovered by Advisor                                    --               (101)                --
                                                                           ----------------   ----------------   ----------------
   Net Expenses                                                                         985                365              6,448
                                                                           ----------------   ----------------   ----------------
   NET INVESTMENT INCOME (LOSS)                                                       2,417              2,170              3,142
                                                                           ----------------   ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                           (15,486)           (12,492)            22,129
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                          140,524             58,133            442,005
                                                                           ----------------   ----------------   ----------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                         125,038             45,641            464,134
                                                                           ----------------   ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         $        127,455   $         47,811   $        467,276
                                                                           ================   ================   ================

                 See accompanying Notes to Financial Statements.

                                                                                             TAX-MANAGED           TAX-MANAGED
                                                                                           U.S. SMALL CAP       DFA INTERNATIONAL
                                                                                              PORTFOLIO          VALUE PORTFOLIO
                                                                                          ----------------      -----------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $1,121 respectively)                $          3,105       $         12,590
   Interest                                                                                             85                    158
   Income from Securities Lending                                                                      211                    498
                                                                                          ----------------       ----------------
        Total Investment Income                                                                      3,401                 13,246
                                                                                          ----------------       ----------------
EXPENSES
   Investment Advisory Services                                                                      2,538                  2,415
   Accounting & Transfer Agent Fees                                                                    188                    508
   Custodian Fees                                                                                       48                    158
   Legal Fees                                                                                            8                      9
   Audit Fees                                                                                           29                     30
   Filing Fees                                                                                          33                     39
   Shareholders' Reports                                                                                17                     15
   Directors' Fees and Expenses                                                                          4                      3
   Other                                                                                                 8                      7
                                                                                          ----------------       ----------------
        Total Expenses                                                                               2,873                  3,184
                                                                                          ----------------       ----------------
   NET INVESTMENT INCOME (LOSS)                                                                        528                 10,062
                                                                                          ----------------       ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY

   Net Realized Gain (Loss) on Investment Securities Sold                                          (35,339)                   764
   Net Realized Gain (Loss) on Foreign Currency Transactions                                            --                    321
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities and Foreign Currency                                                    236,677                145,760
   Translation of Foreign Currency Denominated Amounts                                                  --                    (40)
                                                                                          ----------------       ----------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                                   201,338                146,805
                                                                                          ----------------       ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $        201,866       $        156,867
                                                                                          ================       ================

                 See accompanying Notes to Financial Statements.

                         DFA INVESTMENT DIMENSIONS GROUP

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                  TAX-MANAGED                   TAX-MANAGED                  TAX-MANAGED
                                                U.S. MARKETWIDE                 U.S. EQUITY                 U.S. SMALL CAP
                                                VALUE PORTFOLIO                  PORTFOLIO                 VALUE PORTFOLIO
                                            ------------------------      ------------------------      ------------------------
                                              YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2003           2002            2003          2002           2003           2002
                                            ---------      ---------      ---------      ---------      ---------      ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)             $   2,417      $   2,560      $   2,170      $     831      $     3,142    $   1,332
   Net Realized Gain (Loss) on Investment
    Securities Sold                           (15,486)      (133,445)       (12,492)       (23,342)          22,129     (107,425)
Change in Unrealized Appreciation
   (Depreciation) of
   Investment Securities                      140,524        (16,287)        58,133        (16,417)         442,005       (7,559)
                                            ---------      ---------      ---------      ---------      -----------    ---------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations               127,455       (147,172)        47,811        (38,928)         467,276     (113,652)
                                            ---------      ---------      ---------      ---------      -----------    ---------
Distributions From:
   Net Investment Income                       (1,935)        (1,920)        (1,091)           (69)          (1,454)      (3,513)
                                            ---------      ---------      ---------      ---------      -----------    ---------
    Total Distributions                        (1,935)        (1,920)        (1,091)           (69)          (1,454)      (3,513)
                                            ---------      ---------      ---------      ---------      -----------    ---------
Capital Share Transactions (1):
   Shares Issued                              301,893        352,721        171,830        231,747          413,799      562,490
   Shares Issued in Lieu of Cash
    Distributions                               1,868          1,828          1,086             69            1,244        3,303
   Shares Redeemed                           (151,388)      (300,797)       (69,135)       (76,118)        (286,987)    (295,930)
                                            ---------      ---------      ---------      ---------      -----------    ---------
   Net Increase (Decrease) from
    Capital Share Transactions                152,373         53,752        103,781        155,698          128,056      269,863
                                            ---------      ---------      ---------      ---------      -----------    ---------
    Total Increase (Decrease)                 277,893        (95,340)       150,501        116,701          593,878      152,698
NET ASSETS
   Beginning of Period                        478,946        574,286        198,251         81,550          987,471      834,773
                                            ---------      ---------      ---------      ---------      -----------    ---------
   End of Period                            $ 756,839      $ 478,946      $ 348,752      $ 198,251      $ 1,581,349    $ 987,471
                                            =========      =========      =========      =========      ===========    =========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                              32,302         34,612         17,947         22,254           28,806       38,101
    Shares Issued in Lieu of Cash
      Distributions                               201            176            119              6               95          217
    Shares Redeemed                           (17,112)       (32,228)        (7,609)        (8,083)         (20,644)     (21,350)
                                            ---------      ---------      ---------      ---------      -----------    ---------
                                               15,391          2,560         10,457         14,177            8,257       16,968
                                            =========      =========      =========      =========      ===========    =========

               See accompanying Notes to the Financial Statements.

                         DFA INVESTMENT DIMENSIONS GROUP

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                          TAX-MANAGED U.S. SMALL CAP      TAX-MANAGED DFA INTERNATIONAL
                                                                  PORTFOLIO                     VALUE PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                             YEAR            YEAR             YEAR           YEAR
                                                             ENDED           ENDED            ENDED          ENDED
                                                            NOV. 30,        NOV. 30,         NOV. 30,       NOV. 30,
                                                              2003            2002            2003           2002
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $        528    $        329    $     10,062    $      7,423
   Net Realized Gain (Loss) on
     Investment Securities Sold                                (35,339)        (57,854)            764         (20,187)
   Net Realized Gain (Loss) on
     Foreign Currency Transactions                                  --              --             321             (88)
   Change in Unrealized Appreciation
     (Depreciation) of Investment Securities
     and Foreign Currency                                      236,677         (13,244)        145,760         (30,667)
   Translation of Foreign Currency
     Denominated Amounts                                            --              --             (40)             58
                                                          ------------    ------------    ------------    ------------
        Net Increase (Decrease) in Net
        Assets Resulting from
         Operations                                            201,866         (70,769)        156,867         (43,461)
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                          (344)         (1,133)         (7,505)         (3,866)
                                                          ------------    ------------    ------------    ------------
        Total Distributions                                       (344)         (1,133)         (7,505)         (3,866)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                               197,395         244,302         251,371         318,714
   Shares Issued in Lieu of Cash
     Distributions                                                 338           1,129           7,378           3,866
   Shares Redeemed                                            (132,155)       (119,648)       (138,886)       (157,776)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from
     Capital Share Transactions                                 65,578         125,783         119,863         164,804
                                                          ------------    ------------    ------------    ------------
        Total Increase (Decrease)                              267,100          53,881         269,225         117,477

NET ASSETS
   Beginning of Period                                         436,262         382,381         405,917         288,440
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $    703,362    $    436,262    $    675,142    $    405,917
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                              15,041          17,827          29,187          36,194
     Shares Issued in Lieu of Cash
       Distributions                                                28              75             945             430
     Shares Redeemed                                           (10,416)         (9,424)        (17,110)        (18,729)
                                                          ------------    ------------    ------------    ------------
                                                                 4,653           8,478          13,022          17,895
                                                          ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                                             -------------------------------------------------------------
                                                               YEAR         YEAR         YEAR         YEAR        DEC. 14,
                                                               ENDED        ENDED        ENDED        ENDED       1998 TO
                                                              NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                                2003         2002         2001         2000        1999
                                                             ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of Period                         $    9.09    $   11.46    $   10.77    $   10.64    $   10.00
                                                             ---------    ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                   0.04         0.05         0.12         0.17         0.10
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                   2.02        (2.39)        0.77         0.12         0.61
                                                             ---------    ---------    ---------    ---------    ---------
    Total From Investment Operations                              2.06        (2.34)        0.89         0.29         0.71

LESS DISTRIBUTIONS
   Net Investment Income                                         (0.03)       (0.03)       (0.16)       (0.16)       (0.07)
   Net Realized Gains                                               --           --           --           --           --
   Return of Capital                                                --           --        (0.04)          --           --
                                                             ---------    ---------    ---------    ---------    ---------
    Total Distributions                                          (0.03)       (0.03)       (0.20)       (0.16)       (0.07)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $   11.12    $    9.09    $   11.46    $   10.77    $   10.64
==========================================================================================================================
Total Return                                                     22.79%      (20.43)%       8.17%        2.80%        7.02%#
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                        $ 756,839    $ 478,946    $ 574,286    $ 259,457    $  99,579
Ratio of Expenses to Average Net Assets**                         0.43%        0.42%        0.44%        0.50%        0.69%*
Ratio of Expenses to Average Net Assets (Excluding Waivers
   and Assumption of Expenses)**                                  0.43%        0.42%        0.44%        0.50%        0.69%*
Ratio of Net Investment Income to Average Net Assets              0.43%        0.44%        0.97%        1.75%        1.27%*
Ratio of Net Investment Income to Average Net Assets
   (Exluding Waivers and Assumption of Expenses)                  0.43%        0.44%        0.97%        1.75%        1.27%*
Portfolio Turnover Rate                                            N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master Fund Series                        6%          15%          11%          39%          10%

                                                              TAX-MANAGED U.S. EQUITY PORTFOLIO
                                                             -----------------------------------
                                                               YEAR         YEAR       SEPT. 25,
                                                               ENDED        ENDED         TO
                                                              NOV. 30,     NOV. 30,    NOV. 30,
                                                               2003         2002         2001
                                                             ---------    ---------    ---------
Net Asset Value, Beginning of Period                         $    9.40    $   11.78    $   10.00
                                                             ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                   0.07         0.04         0.01
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                   1.63        (2.41)        1.77
                                                             ---------    ---------    ---------
    Total From Investment Operations                              1.70        (2.37)        1.78
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                         (0.05)       (0.01)          --
   Net Realized Gains                                               --           --           --
   Return of Capital                                                --           --           --
                                                             ---------    ---------    ---------
    Total Distributions                                          (0.05)       (0.01)          --
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $   11.05    $    9.40    $   11.78
================================================================================================
Total Return                                                     18.21%      (20.16)%      17.80%#
------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                        $ 348,752    $ 198,251    $   81,550
Ratio of Expenses to Average Net Assets**                         0.25%        0.25%        0.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers
   and Assumption of Expenses)**                                  0.29%        0.34%        0.71%*
Ratio of Net Investment Income to Average Net Assets              0.87%        0.50%        0.57%*
Ratio of Net Investment Income to Average Net Assets
   (Exluding Waivers and Assumption of Expenses)                  0.83%        0.41%        0.11%*
Portfolio Turnover Rate                                            N/A          N/A          N/A
Portfolio Turnover Rate of Master Fund Series                       13%          11%           4%

*   Annualized
#   Non-annualized
**  Represents the combined ratios for the portfolio and its pro-rata share of the Master Fund Series.
N/A Refer to the Master Fund Series

                 See accompanying Notes to Financial Statements.

                                                                          TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
                                                             -------------------------------------------------------------------
                                                                 YEAR          YEAR          YEAR          YEAR       DEC. 11,
                                                                ENDED         ENDED         ENDED         ENDED       1998 TO
                                                               NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,
                                                                 2003          2002          2001          2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $     13.34   $     14.63   $     12.08   $     11.19   $     10.00
                                                             -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                     0.04          0.02          0.06          0.09          0.05
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                     5.86         (1.25)         2.58          0.86          1.14
                                                             -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations                                5.90         (1.23)         2.64          0.95          1.19
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                           (0.02)        (0.06)        (0.09)        (0.06)           --
   Net Realized Gains                                                 --            --            --            --            --
                                                             -----------   -----------   -----------   -----------   -----------
    Total Distributions                                            (0.02)        (0.06)        (0.09)        (0.06)           --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $     19.22   $     13.34   $     14.63   $     12.08   $     11.19
================================================================================================================================
Total Return                                                       44.29%        (8.47)%       22.01%         8.50%        11.90%#
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                        $ 1,581,349   $   987,471   $   834,773   $   435,729   $   266,735
Ratio of Expenses to Average Net Assets                             0.56%         0.56%         0.57%         0.60%         0.64%*
Ratio of Expenses to Average Net Assets (Excluding Waivers
   and Assumption of Expenses)                                      0.56%         0.56%         0.57%         0.60%         0.64%*
Ratio of Net Investment Income to Average Net Assets                0.27%         0.13%         0.53%         0.88%         0.66%*
Ratio of Net Investment Income to Average Net Assets
   (Exluding Waivers and Assumption of Expenses)                    0.27%         0.13%         0.53%         0.88%         0.66%*
Portfolio Turnover Rate                                               13%           11%           12%           50%           15%

*     Annualized
#     Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                                                    ---------------------------------------------------------
                                                       YEAR       YEAR        YEAR        YEAR       DEC. 15,
                                                      ENDED       ENDED       ENDED       ENDED      1998 TO
                                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                       2003        2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $   12.55   $   14.54   $   12.95   $   12.19   $   10.00
                                                    ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.01        0.01        0.05        0.05        0.02
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                          5.29       (1.96)       1.59        0.74        2.17
                                                    ---------   ---------   ---------   ---------   ---------
    Total From Investment Operations                     5.30       (1.95)       1.64        0.79        2.19
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.01)      (0.04)      (0.05)      (0.03)         --
   Net Realized Gains                                      --          --          --          --          --
                                                    ---------   ---------   ---------   ---------   ---------
    Total Distributions                                 (0.01)      (0.04)      (0.05)      (0.03)         --
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $   17.84   $   12.55   $   14.54   $   12.95   $   12.19
=============================================================================================================
Total Return                                            42.27%     (13.45)%     12.69%       6.50%      21.90%#
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)               $ 703,362   $ 436,262   $ 382,381   $ 163,739   $  67,274
Ratio of Expenses to Average Net Assets                  0.57%       0.57%       0.58%       0.61%       0.78%*
Ratio of Net Investment Income to Average Net
   Assets                                                0.10%       0.07%       0.40%       0.45%       0.37%*
Portfolio Turnover Rate                                    19%         10%         12%         54%          9%

                                                           TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                                                    ---------------------------------------------------------
                                                       YEAR        YEAR       YEAR        YEAR       APR. 16,
                                                      ENDED       ENDED       ENDED       ENDED        TO
                                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                       2003        2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $    8.24   $    9.20   $   10.20   $   10.24   $   10.00
                                                    ---------   ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.17        0.14        0.11        0.13        0.03
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                          2.59       (0.98)      (1.00)      (0.12)       0.21
                                                    ---------   ---------   ---------   ---------   ---------
    Total From Investment Operations                     2.76       (0.84)      (0.89)       0.01        0.24
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.16)      (0.12)      (0.11)      (0.05)         --
   Net Realized Gains                                      --          --          --          --          --
                                                    ---------   ---------   ---------   ---------   ---------
    Total Distributions                                 (0.16)      (0.12)      (0.11)      (0.05)         --
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $   10.84   $    8.24   $    9.20   $   10.20   $   10.24
=============================================================================================================
Total Return                                            34.20%      (9.29)%     (8.83)%      0.04%       2.40%#
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)               $ 675,142   $ 405,917   $ 288,440   $ 111,350   $  39,242
Ratio of Expenses to Average Net Assets                  0.66%       0.68%       0.76%       0.81%       1.56%*
Ratio of Net Investment Income to Average Net
   Assets                                                2.08%       1.84%       1.91%       1.86%       0.83%*
Portfolio Turnover Rate                                    25%          8%          4%          6%          0%

*  Annualized
#  Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers forty portfolios, five of which (the "Portfolios") are included in this report. Of the remaining portfolios, thirty-one are presented in separate reports and four have not commenced operations.

     The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") invest all of their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively, each a corresponding Series of the DFA Investment Trust Company. At November 30, 2003, the Feeder Funds owned 70% and 100%, respectively, of the outstanding shares of their respective Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

     Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S. Small Cap Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by these portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, these Portfolios value the securities at the mean between the most recent bid and asked prices. Securities held by Tax-Managed DFA International Value Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

     The Tax-Managed DFA International Value Portfolio values its investment securities at fair value based upon procedures approved by the Board on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of the investments.

     For the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio, the investment reflects their proportionate interest in the net assets of their respective Series.

     2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Feeder Funds accrue, on a daily basis, their respective share of income, net of expenses on their investment in their respective Series, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions are allocated pro-rata among their investors at the time of such determination.

     The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or "the Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2003, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

            Tax-Managed U.S. Small Cap Value Portfolio                      0.50 of 1%
            Tax Managed U.S. Small Cap Portfolio                            0.50 of 1%
            Tax Managed DFA International Value Portfolio                   0.50 of 1%

     For the year ended November 30, 2003, the Feeder Funds accrued and paid monthly to the Advisor an administration fee based on an effective annual rate of 0.15 of 1% of average daily net assets.

     For the Tax Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its master fund) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.25% of the average net assets of the Portfolio on an annualized basis. The Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.25% of its average net assets on an annualized basis. At November 30, 2003, approximately $289,000 of previously waived fees were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2006.

     Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At November 30, 2003, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

               Tax-Managed U.S. Marketwide Value Portfolio                 $  8,180
               Tax-Managed U.S. Equity Portfolio                              3,628
               Tax-Managed U.S. Small Cap Value Portfolio                    16,778
               Tax-Managed U.S. Small Cap Portfolio                           7,437
               Tax-Managed DFA International Value Portfolio                  7,069

E.  PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2003, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                                            OTHER INVESTMENT
                                                                                               SECURITIES
                                                                                         ----------------------
                                                                                          PURCHASES    SALES
                                                                                         ----------  ----------
Tax-Managed U.S. Small Cap Value Portfolio                                               $  275,500  $  149,070
Tax-Managed U.S. Small Cap Portfolio                                                        157,530      94,710
Tax-Managed DFA International Value Portfolio                                               154,611     117,644

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2003.

F.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since it is each Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from accounting principles generally accepted in the United States of America, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

     The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

     During the year ended November 30, 2003, the Tax-Managed DFA International Value Portfolio realized net foreign currency gains of $320,700, which increased distributable net income for tax purposes; accordingly such gains have been reclassified from accumulated net realized gains/losses to accumulated net investment income.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                                   GROSS UNREALIZED       GROSS UNREALIZED
                                                                     APPRECIATION           DEPRECIATION            NET
                                                                   ----------------       ----------------       ----------
Tax-Managed U.S. Marketwide Value Portfolio                         $    212,949          $     (47,030)         $  165,919
Tax-Managed U.S. Equity Portfolio                                         54,386                 (6,967)             47,419
Tax-Managed U.S. Small Cap Value Portfolio                               607,029                (47,051)            559,978
Tax-Managed U.S. Small Cap Portfolio                                     276,204                 (9,849)            266,355
Tax-Managed DFA International Value Portfolio                            122,264                (31,905)             90,359

     For federal income tax purposes, the Fund measures its capital loss carryforwards annually at November 30, its fiscal year end. As of November 30, 2003, the Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                                     EXPIRES ON NOVEMBER 30,
                                                              -------------------------------------------------------------------
                                                                2007       2008       2009         2010        2011       TOTAL
                                                              -------    --------   --------    ---------    --------   ---------
Tax-Managed U.S. Marketwide Value Portfolio                   $   703    $ 12,271   $ 19,886    $ 133,556    $ 15,472   $ 181,888
Tax-Managed U.S. Equity Portfolio                                  --          --        146       23,366      12,492      36,003
Tax-Managed U.S. Small Cap Value Portfolio                         --         967         --      117,467                 118,434
Tax-Managed U.S. Small Cap Portfolio                              500       5,106      8,279       57,929      35,206     107,020
Tax-Managed DFA International Value Portfolio                      --          65      5,202       19,272          --      24,539

     During the year ended November 30, 2003, the Tax-Managed U.S. Small Cap Value Portfolio and the Tax-Managed DFA International Portfolio utilized capital loss carryforwards in the approximate amounts of $352,000 and $779,000, respectively, to offset realized capital gains for federal income tax purposes.

     During the year ended November 30, 2003, Tax-Managed U.S. Small Cap Value Portfolio realized approximately $21,745,000 of net capital gains resulting from in-kind redemptions in which shareholders of the Portfolio elected to exchange shares of the Portfolio for securities, rather than cash. Because such gains are not taxable to the Portfolio, and are not distributed to shareholders, they have been properly reclassified from accumulated net realized gains to paid-in capital.

     Certain of the investments held by the Tax-Managed DFA International Value Portfolio are securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) are required to be included in distributable net investment income for tax purposes. The Tax-Managed DFA International Value Portfolio had unrealized appreciation (depreciation) (mark to market) of $498,790, which is included in distributable net investment income for tax purposes.

G.  FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

     2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the year ended November 30, 2003, borrowings under the line of credit were as follows:

                                                                                                                 MAXIMUM
                                                       WEIGHTED      WEIGHTED                                     AMOUNT
                                                        AVERAGE       AVERAGE        NUMBER OF    INTEREST       BORROWED
                                                       INTEREST        LOAN            DAYS        EXPENSE        DURING
                                                         RATE         BALANCE       OUTSTANDING   INCURRED      THE PERIOD
                                                       --------     -----------     -----------   --------     ------------
Tax-Managed U.S. Small Cap Portfolio                       2.02%    $ 4,635,471              17   $  4,425     $ 10,002,000

     There were no outstanding borrowings under the line of credit at November 30, 2003.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings under the line of credit during the year ended November 30, 2003.

I.  COMPONENTS OF NET ASSETS:

     At November 30, 2003, net assets consisted of (amounts in thousands):

                                                                             TAX-MANAGED        TAX-MANAGED     TAX-MANAGED
                                                                           U.S. MARKETWIDE      U.S. EQUITY    U.S. SMALL CAP
                                                                           VALUE PORTFOLIO       PORTFOLIO    VALUE PORTFOLIO
                                                                           ----------------     -----------   ---------------
Paid-In Capital                                                             $    771,687        $  335,452     $  1,137,135
Accumulated Net Investment Income (Loss)                                           1,122             1,884            2,670
Accumulated Net Realized Gain (Loss)                                            (182,467)          (36,025)        (119,854)
Unrealized Appreciation (Depreciation) of Investment Securities                  166,499            47,441          561,398
                                                                            ------------        ----------     ------------
Total Net Assets                                                            $    756,839        $  348,752     $  1,581,349
                                                                            ============        ==========     ============

                                                                                                                TAX-MANAGED
                                                                                               TAX-MANAGED       DFA VALUE
                                                                                             U.S. SMALL CAP    INTERNATIONAL
                                                                                                PORTFOLIO        PORTFOLIO
                                                                                             --------------    -------------
Paid-In Capital                                                                               $    543,639      $   598,826
Accumulated Net Investment Income (Loss)                                                               390            9,694
Accumulated Net Realized Gain (Loss)                                                              (107,608)         (25,658)
Accumulated Net Realized Foreign Exchange Gain (Loss)                                                   --              321
Unrealized Appreciation (Depreciation) of Investment Securities and
  Foreign Currency                                                                                 266,941           91,979
Unrealized Net Foreign Exchange Gain (Loss)                                                             --              (20)
                                                                                              ------------      -----------
Total Net Assets                                                                              $    703,362      $   675,142
                                                                                              ============      ===========

J. SECURITIES LENDING:

     As of November 30, 2003, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     Each portfolio, along with other portfolios of the Fund, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodians and transfer agent of the investee funds, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000 VALUE INDEX
DECEMBER 14, 1998-NOVEMBER 30, 2003

            THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES    RUSSELL 3000 VALUE INDEX
Dec-1998                                     $    10,000                 $    10,000
Dec-1998                                     $    10,310                 $    10,636
Jan-1999                                     $    10,380                 $    10,695
Feb-1999                                     $    10,011                 $    10,500
Mar-1999                                     $    10,371                 $    10,695
Apr-1999                                     $    11,611                 $    11,693
May-1999                                     $    11,791                 $    11,598
Jun-1999                                     $    12,081                 $    11,941
Jul-1999                                     $    11,621                 $    11,596
Aug-1999                                     $    11,221                 $    11,167
Sep-1999                                     $    10,641                 $    10,789
Oct-1999                                     $    10,811                 $    11,349
Nov-1999                                     $    10,751                 $    11,269
Dec-1999                                     $    10,921                 $    11,342
Jan-2000                                     $    10,291                 $    10,977
Feb-2000                                     $     9,570                 $    10,261
Mar-2000                                     $    10,701                 $    11,422
Apr-2000                                     $    10,981                 $    11,302
May-2000                                     $    10,861                 $    11,402
Jun-2000                                     $    10,191                 $    10,937
Jul-2000                                     $    10,701                 $    11,090
Aug-2000                                     $    11,350                 $    11,698
Sep-2000                                     $    11,230                 $    11,794
Oct-2000                                     $    11,560                 $    12,062
Nov-2000                                     $    11,080                 $    11,627
Dec-2000                                     $    12,141                 $    12,251
Jan-2001                                     $    13,021                 $    12,317
Feb-2001                                     $    12,861                 $    11,997
Mar-2001                                     $    12,471                 $    11,589
Apr-2001                                     $    13,230                 $    12,154
May-2001                                     $    13,540                 $    12,430
Jun-2001                                     $    13,390                 $    12,209
Jul-2001                                     $    13,210                 $    12,166
Aug-2001                                     $    12,431                 $    11,709
Sep-2001                                     $    10,901                 $    10,852
Oct-2001                                     $    10,961                 $    10,783
Nov-2001                                     $    12,001                 $    11,421
Dec-2001                                     $    12,370                 $    11,720
Jan-2002                                     $    11,940                 $    11,647
Feb-2002                                     $    11,770                 $    11,669
Mar-2002                                     $    12,271                 $    12,246
Apr-2002                                     $    11,801                 $    11,891
May-2002                                     $    11,651                 $    11,913
Jun-2002                                     $    10,510                 $    11,263
Jul-2002                                     $     9,210                 $    10,169
Aug-2002                                     $     9,360                 $    10,237
Sep-2002                                     $     8,500                 $     9,127
Oct-2002                                     $     8,950                 $     9,764
Nov-2002                                     $     9,570                 $    10,390
Dec-2002                                     $     9,020                 $     9,939
Jan-2003                                     $     8,829                 $     9,695
Feb-2003                                     $     8,589                 $     9,432
Mar-2003                                     $     8,589                 $     9,454
Apr-2003                                     $     9,399                 $    10,291
May-2003                                     $    10,189                 $    10,982
Jun-2003                                     $    10,278                 $    11,123
Jul-2003                                     $    10,608                 $    11,316
Aug-2003                                     $    11,028                 $    11,511
Sep-2003                                     $    10,689                 $    11,397
Oct-2003                                     $    11,448                 $    12,112
Nov-2003                                     $    11,758                 $    12,299

ANNUALIZED          ONE             FROM
TOTAL RETURN (%)    YEAR     DECEMBER 14, 1998
----------------------------------------------
                    22.87           3.32

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE, SMALL, AND MICRO CAP STOCKS THAT EXHIBIT "VALUE" CHARACTERISTICS (PRIMARILY LOW PRICE/BOOK). THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 3000 Value Index is courtesy of Russell Analytic Services.


[CHART]

THE TAX-MANAGED U.S. EQUITY SERIES VS.
WILSHIRE 5000 INDEX
SEPTEMBER 25, 2001-NOVEMBER 30, 2003

                      THE TAX-MANAGED U.S. EQUITY SERIES     WILSHIRE 5000 INDEX
Sep-2001                                     $    10,000             $    10,000
Sep-2001                                     $    10,240             $    10,000
Oct-2001                                     $    10,780             $    10,254
Nov-2001                                     $    11,780             $    11,038
Dec-2001                                     $    11,970             $    11,237
Jan-2002                                     $    11,710             $    11,098
Feb-2002                                     $    11,300             $    10,869
Mar-2002                                     $    11,880             $    11,345
Apr-2002                                     $    11,210             $    10,792
May-2002                                     $    10,970             $    10,664
Jun-2002                                     $    10,030             $     9,915
Jul-2002                                     $     9,100             $     9,114
Aug-2002                                     $     9,190             $     9,168
Sep-2002                                     $     8,320             $     8,249
Oct-2002                                     $     8,960             $     8,880
Nov-2002                                     $     9,409             $     9,415
Dec-2002                                     $     8,869             $     8,894
Jan-2003                                     $     8,640             $     8,669
Feb-2003                                     $     8,500             $     8,523
Mar-2003                                     $     8,590             $     8,619
Apr-2003                                     $     9,279             $     9,326
May-2003                                     $     9,830             $     9,896
Jun-2003                                     $     9,950             $    10,042
Jul-2003                                     $    10,260             $    10,284
Aug-2003                                     $    10,550             $    10,531
Sep-2003                                     $    10,330             $    10,414
Oct-2003                                     $    11,010             $    11,050
Nov-2003                                     $    11,150             $    11,205

ANNUALIZED          ONE             FROM
TOTAL RETURN (%)    YEAR     SEPTEMBER 25, 2001
-----------------------------------------------
                    18.50           5.12

- THE SERIES INVESTS IN A BROAD CROSS-SECTION OF U.S. LARGE, SMALL, AND MICRO CAP STOCKS. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND REDUCING DIVIDEND INCOME.


Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Wilshire 5000 Index courtesy of Wilshire Associates Incorporated.

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                             SHARES              VALUE+
                                                     --------------   -----------------
COMMON STOCKS -- (98.2%)
  1st Source Corp.                                            7,700   $         172,865
* 3COM Corp.                                                193,900           1,450,372
* AAR Corp.                                                   9,900             103,554
* Abgenix, Inc.                                              30,700             345,989
* ABX Air, Inc.                                              19,300              76,235
* Ace Cash Express, Inc.                                        400               7,716
* Aclara Biosciences, Inc.                                    9,400              30,080
* ACT Manufacturing, Inc.                                       300                   6
* ACT Teleconferencing, Inc.                                  1,500               2,475
* Actel Corp.                                                 7,300             200,093
  Action Performance Companies, Inc.                          5,800             112,636
* Active Power, Inc.                                          1,100               3,696
* Activision, Inc.                                           32,100             491,130
* Adaptec, Inc.                                              36,500             321,565
* ADC Telecommunications, Inc.                              173,900             427,794
* ADE Corp.                                                   2,600              65,390
* Adept Technology, Inc.                                        700               1,260
* Administaff, Inc.                                          30,800             460,768
* Advanced Digital Information Corp.                         20,700             314,019
* Advanced Energy Industries, Inc.                            1,600              42,240
  Advanced Marketing Services, Inc.                           3,500              40,775
* Advanced Micro Devices, Inc.                              103,800           1,866,324
* Advanced Power Technology, Inc.                             1,200               9,852
  Advanta Corp. Class A                                      14,400             180,720
  Advanta Corp. Class B Non-Voting                           15,000             192,600
* Advent Software, Inc.                                      10,500             183,855
* Aehr Test Systems                                             500               1,934
* AEP Industries, Inc.                                        8,300              60,009
* Aeroflex, Inc.                                              9,100             115,479
* Aether Systems, Inc.                                       13,900              69,083
  Aetna, Inc.                                                91,900           5,916,522
* Aetrium, Inc.                                                 100                 355
* Aftermarket Technology Corp.                                  300               3,993
* AG Services America, Inc.                                     400               3,380
* Agco Corp.                                                 47,700             820,440
* Agile Software Corp.                                       17,600             193,424
  Agilysys, Inc.                                             22,600             254,476
* Air Methods Corp.                                           1,900              17,195
  Airgas, Inc.                                               78,300           1,517,454
* Airnet Systems, Inc.                                          700               2,443
  Alamo Group, Inc.                                           3,800              55,974
* Alaska Air Group, Inc.                                     25,800             742,008
  Albany International Corp. Class A                         17,000             527,170
  Albemarle Corp.                                             3,900             110,370
  Albertson's, Inc.                                          38,500             819,280
  Alcoa, Inc.                                                 2,552              83,731
* Alderwoods Group, Inc.                                      5,100              45,186
  Alexander & Baldwin, Inc.                                  19,000             597,740
* Alexion Pharmaceuticals, Inc.                               6,600             123,750
  Alfa Corp.                                                  3,600              45,684
* Align Technology, Inc.                                      1,000              18,010
* All American Semiconductor, Inc.                            1,300               5,889
* Allegheny Corp.                                             2,221             457,526
  Allegheny Technologies, Inc.                                4,200              34,440
* Alliance Semiconductor Corp.                                3,900              32,214
* Allied Healthcare International, Inc.                       1,200               6,672
* Allied Healthcare Products, Inc.                              400               1,624
* Allied Holdings, Inc.                                       1,100   $           5,049
* Allied Waste Industries, Inc.                              84,000           1,045,800
* Allou Health Care, Inc. Class A                             1,000                  51
* Alloy, Inc.                                                 1,200               6,456
* Allscripts Healthcare Solutions, Inc.                      22,400             121,632
  Allstate Corp.                                            298,300          12,045,354
  Alpharma, Inc. Class A                                     25,200             507,780
  Ambac Financial Group, Inc.                                49,200           3,382,500
  Ambassadors Group, Inc.                                       700              14,966
  Ambassadors, Inc.                                           4,000              52,320
* AMC Entertainment, Inc.                                     9,700             146,955
  Amerada Hess Corp.                                         25,900           1,226,883
* America Services Group, Inc.                                  400              13,240
* America West Holdings Corp.
    Class B                                                     200               3,020
* American Dental Partners, Inc.                                500               5,250
  American Financial Group, Inc.                             35,700             875,364
* American Greetings Corp. Class A                           32,500             686,400
* American Independence Corp.                                 1,266              13,723
* American Management Systems, Inc.                          12,900             192,339
* American Medical Security Group, Inc.                       7,200             161,928
  American National Insurance Co.                            23,800           1,997,534
* American Pacific Corp.                                        500               4,725
* American Physicians Capital, Inc.                           4,000              66,000
  American Power Conversion Corp.                             3,000              65,580
* American Retirement Corp.                                  10,200              31,620
  American Software, Inc. Class A                             4,500              27,675
* American Superconductor Corp.                               3,800              40,128
* American Technical Ceramics Corp.                             500               3,550
* American Tower Corp.                                       78,900             897,882
* American West Bancorporation                                  605              13,552
* Americredit Corp.                                          16,500             221,925
  AmerisourceBergen Corp.                                    83,872           5,308,259
  AmerUs Group Co.                                           24,000             862,800
* AMN Healthcare Services, Inc.                               4,000              67,920
* AMR Corp.                                                   7,500              96,225
  Amrep Corp.                                                   500               7,750
  AmSouth Bancorporation                                      2,500              59,975
  Anadarko Petroleum Corp.                                  223,734          10,052,369
* Anadigics, Inc.                                             1,800              12,060
  Analogic Corp.                                                800              33,600
* Analysts International Corp.                                9,700              30,070
* Anaren, Inc.                                                8,200             122,754
* Andrew Corp.                                               65,130             766,580
* Angiotech Pharmaceuticals, Inc.                             1,706              84,055
* Anixter International, Inc.                                   400               9,220
* Ann Taylor Stores Corp.                                    26,250           1,043,175
* AnswerThink, Inc.                                          15,200              91,048
* Anthem, Inc.                                               51,839           3,738,629
  AON Corp.                                                   9,100             199,654
* APA Optics, Inc.                                            5,200              13,000
  Apache Corp.                                              113,773           8,168,901
* Apple Computer, Inc.                                      155,000           3,242,600
  Applica, Inc.                                               1,300               9,490
* Applied Films Corp.                                         5,400             179,226
  Applied Industrial Technologies, Inc.                       4,900             116,130
* Applied Innovation, Inc.                                    1,300               8,463
* Applied Micro Circuits Corp.                              122,600             791,996

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Applied Molecular Evolution, Inc.                          7,100   $         125,954
   Applied Signal Technologies, Inc.                          2,400              52,320
 * Apropos Technology, Inc.                                   7,000              28,000
 * aQuantive, Inc.                                           13,000             134,550
 * Arch Capital Group, Ltd.                                   9,000             332,640
   Arch Chemicals, Inc.                                       7,500             171,675
   Arch Coal, Inc.                                           18,995             503,178
   Archer-Daniels Midland Co.                               425,565           6,081,324
 * Arena Pharmaceuticals, Inc.                               11,400              78,546
 * Argonaut Group, Inc.                                          50                 800
   Arkansas Best Corp.                                       11,000             345,180
 * Armor Holdings, Inc.                                      10,700             259,475
 * Arqule, Inc.                                               3,100              15,252
 * Arris Group, Inc.                                         59,400             383,130
 * Arrow Electronics, Inc.                                   33,100             773,878
 * Artesyn Technologies, Inc.                                30,500             240,645
   Arvinmeritor, Inc.                                           200               3,974
 * Ascential Software Corp.                                  40,525           1,025,282
   Ashland, Inc.                                              7,200             286,128
 * Ashworth, Inc.                                             4,000              32,600
 * Aspect Communications Corp.                                8,400             123,648
 * Aspect Medical Systems, Inc.                               1,600              15,216
 * Aspen Technology, Inc.                                     5,900              45,371
 * Astec Industries, Inc.                                    10,800             142,452
   Astoria Financial Corp.                                    5,400             201,852
 * AstroPower, Inc.                                           5,400               3,888
 * Asyst Technologies, Inc.                                   7,500             136,875
   AT&T Corp.                                               161,400           3,200,562
 * AT&T Wireless Services, Inc.                           2,242,266          16,816,995
 * Atlantic Coast Airlines, Inc.                              4,999              54,639
 * Atmel Corp.                                               14,700              98,931
 * ATP Oil & Gas Corp.                                        6,900              34,914
   Atrion Corp.                                                 200               9,600
 * Atwood Oceanics, Inc.                                      1,600              41,104
 * Audiovox Corp. Class A                                    23,400             324,558
 * August Technology Corp.                                    8,600             172,000
 * Aurora Foods, Inc.                                         6,692                 107
 * autobytel.com, Inc.                                        7,300              70,518
 * AutoNation, Inc.                                         324,600           5,706,468
 * Avatar Holdings, Inc.                                      1,700              57,545
 * Aviall, Inc.                                               5,600              89,600
 * Avid Technology, Inc.                                      4,700             248,536
 * Avigen, Inc.                                               1,500               9,750
 * Avnet, Inc.                                               33,700             718,821
 * Avocent Corp.                                             20,400             781,116
   AVX Corp.                                                 97,200           1,467,720
 * Aware, Inc.                                               21,800              72,594
 * Axcelis Technologies, Inc.                                51,400             589,558
 * Axsys Technologies, Inc.                                     300               4,173
 * Aztar Corp.                                               30,900             687,525
 * AZZ, Inc.                                                  3,600              43,848
   B B & T Corp.                                                189               7,439
   Baldwin & Lyons, Inc. Class B                              1,500              37,470
 * Bally Total Fitness Holding Corp.                         10,900              76,300
 * Bancinsurance Corp.                                        1,800              11,826
   Bandag, Inc.                                               4,500             183,375
   Bandag, Inc. Class A                                       2,600             100,360
   Bank of America Corp.                                     14,000           1,056,020
   Bank of Hawaii Corp.                                      64,600           2,671,210
   Bank One Corp.                                            11,400             494,304
   Banknorth Group, Inc.                                      3,000              98,310
 * BankUnited Financial Corp. Class A                        16,500   $         419,925
   Banner Corp.                                               1,000              25,150
   Banta Corp.                                               13,000             517,400
 * Barnes & Noble, Inc.                                      26,200             869,316
 * Barry (R.G.) Corp.                                         1,100               6,545
 * Bay View Capital Corp.                                    37,000             224,590
 * Baycorp Holdings, Ltd.                                        34                 448
   Bear Stearns Companies, Inc.                              49,622           3,595,610
 * Beazer Homes USA, Inc.                                     4,501             480,302
   Belden, Inc.                                              11,100             218,670
 * Bell Industries, Inc.                                      2,700               7,290
 * Bell Microproducts, Inc.                                   5,900              50,799
   Belo Corp. Class A                                        69,100           1,963,131
 * Benchmark Electronics, Inc.                               12,600             462,798
   Berkley (W.R.) Corp.                                      23,625             806,794
 * Bethlehem Steel Corp.                                      5,900                  94
 * Beverly Enterprises                                       26,800             209,844
 * Big Lots, Inc.                                            84,200           1,234,372
 * Bio-Logic Systems Corp.                                      300               1,779
 * BioMarin Pharmaceutical, Inc.                             15,200             111,720
 * Bio-Rad Laboratories, Inc. Class A                         4,000             205,000
 * Biosource International, Inc.                              2,600              18,980
   Black Box Corp.                                           16,800             735,000
   Blockbuster, Inc. Class A                                 47,000             802,760
 * Blonder Tongue Laboratories, Inc.                            500               1,600
 * Blue Rhino Corp.                                           1,900              23,902
 * Bluegreen Corp.                                            7,800              49,140
   Bob Evans Farms, Inc.                                     19,600             604,856
 * Boca Resorts, Inc.                                        35,200             502,656
 * Bogen Communications
     International, Inc.                                        700               3,430
   Boise Cascade Corp.                                       15,800             466,258
 * Bombay Co., Inc.                                           9,900             101,277
   Bon-Ton Stores, Inc.                                         900              12,060
 * Books-a-Million, Inc.                                      5,000              22,500
 * Borders Group, Inc.                                       32,100             721,608
   Borg-Warner, Inc.                                         23,100           1,824,900
 * Borland Software Corp.                                     9,700              84,584
 * Boston Biomedical, Inc.                                      100                 250
 * Boston Communications Group, Inc.                          5,300              47,700
 * Bottomline Technologies, Inc.                              1,000               9,000
   Bowater, Inc.                                             15,000             613,500
   Bowne & Co., Inc.                                         29,300             431,882
   Boyd Gaming Corp.                                         42,300             692,028
 * Brass Eagle, Inc.                                          3,600              33,264
 * Brigham Exploration Co.                                    1,100               7,875
 * Brightpoint, Inc.                                          2,250              50,557
 * Brillian Corp.                                             1,525              12,154
 * Broadcom Corp.                                            42,400           1,544,632
   Brookline Bancorp, Inc.                                   25,150             377,753
 * Brookstone, Inc.                                           2,250              53,415
 * Brooktrout, Inc.                                           3,300              48,576
 * Brown (Tom), Inc.                                         17,900             500,484
   Brown Shoe Company, Inc.                                   8,900             310,877
 * Bruker BioSciences Corp.                                   4,000              19,920
   Brunswick Corp.                                           51,400           1,544,570
 * Brush Engineered Materials, Inc.                           3,000              40,440
 * BTU International, Inc.                                      500               2,105
 * Buca, Inc.                                                 4,200              23,730
 * Buckeye Technology, Inc.                                  18,700             190,927
   Building Materials Holding Corp.                           7,000             106,050

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Burlington Coat Factory Warehouse
     Corp.                                                   51,900   $       1,095,090
   Burlington Northern Santa Fe Corp.                       311,900           9,285,263
   Burlington Resources, Inc.                               160,700           8,067,140
   C & D Technologies, Inc.                                   7,100             142,142
   Cabot Corp.                                               16,700             485,970
   Cabot Oil & Gas Corp. Class A                             17,100             454,176
 * Cache, Inc.                                                  700              15,112
   Calgon Carbon Corp.                                       32,900             202,335
 * California Amplifier, Inc.                                 1,600              15,664
 * California Coastal Communities, Inc.                         700               7,735
 * Caliper Technologies Corp.                                13,956              89,179
 * Callon Petroleum Corp.                                    11,000             101,200
   Cambrex Corp.                                             16,400             397,864
 * Candela Corp.                                              2,700              55,431
 * Capital Pacific Holdings, Inc.                             5,700              19,380
 * Capital Senior Living Corp.                                3,900              23,790
 * Captaris, Inc.                                             9,600              56,928
 * Caraustar Industries, Inc.                                23,600             274,940
 * CarMax, Inc.                                              21,729             715,536
   Carpenter Technology Corp.                                 4,800             128,640
 * Carreker Corp.                                             2,200              32,912
 * Carriage Services, Inc. Class A                            4,100              13,489
 * Carrizo Oil & Gas, Inc.                                    1,700              12,750
   Cascade Corp.                                              3,000              80,400
 * Casella Waste Systems, Inc. Class A                        6,400              85,760
   Casey's General Stores, Inc.                              23,600             412,292
   Cash America International, Inc.                          19,100             370,158
 * Castle (A.M.) & Co.                                        4,600              21,160
 * Casual Male Retail Group, Inc.                            20,000             172,000
 * Catalytica Energy Systems, Inc.                            5,900              20,650
   Cato Corp. Class A                                           400               8,352
 * Cavalier Homes, Inc.                                       5,800              16,530
 * Cavco Industries, Inc.                                     3,025              71,087
   CBRL Group, Inc.                                          60,100           2,479,125
   CDI Corp.                                                  8,600             291,540
 * Celadon Group, Inc.                                        2,000              27,200
 * Celeritek, Inc.                                            9,600              77,280
 * CellStar Corp.                                             5,000              68,750
 * Cendant Corp.                                            548,579          12,156,511
   Centex Construction Products, Inc.                        17,000             996,200
   Centex Corp.                                              60,500           6,618,700
 * Centillium Communications, Inc.                            6,300              34,650
 * Central Garden & Pet Co.                                   7,100             188,221
   Central Parking Corp.                                     30,900             431,055
 * Century Aluminum Co.                                      24,600             408,360
 * Century Business Services, Inc.                           42,800             199,020
   CenturyTel, Inc.                                           3,100             101,370
 * Ceradyne, Inc.                                             1,000              42,710
 * Ceres Group, Inc.                                          1,100               5,742
 * CGI Group, Inc.                                            3,032              17,495
 * Chalone Wine Group, Ltd.                                     700               6,265
 * Champion Enterprises, Inc.                                 8,800              63,536
 * Channell Commercial Corp.                                    700               3,255
 * Charles and Colvard, Ltd.                                  1,000               4,880
 * Charlotte Russe Holding, Inc.                                200               3,010
 * Charming Shoppes, Inc.                                    50,800             316,484
 * Chart Industries                                               3                  90
 * Checkers Drive-In Restaurant, Inc.                         3,100              28,396
 * CheckFree Corp.                                           21,400             591,068
 * Checkpoint Systems, Inc.                                  24,200             468,270
   Chesapeake Energy Corp.                                   33,700   $         411,140
 * Children's Place Retail Stores, Inc.                       8,300             237,961
 * Chromcraft Revington, Inc.                                   700               8,155
 * Chronimed, Inc.                                            3,100              27,838
   Chubb Corp.                                               81,500           5,334,175
 * Ciber, Inc.                                               29,400             267,834
 * CIENA Corp.                                              100,000             708,000
   CIGNA Corp.                                               14,200             761,830
 * Cima Laboratories, Inc.                                    1,800              59,364
 * Cimarex Energy Co.                                         6,111             141,286
   Cincinnati Financial Corp.                               136,900           5,548,557
 * Ciphergen Biosystems, Inc.                                 6,900              71,829
 * Ciprico, Inc.                                                400               2,020
   CIRCOR International, Inc.                                 3,550              78,100
   Circuit City Stores, Inc.                                171,800           2,236,836
   Citigroup, Inc.                                           45,069           2,120,046
 * Citizens Communications Co.                              133,500           1,449,810
   City Holding Co.                                           6,500             231,400
 * Clark, Inc.                                                9,200             150,972
 * Clarus Corp.                                               9,000              62,910
 * Clayton Williams Energy, Inc.                              6,100             138,775
 * Clean Harbors, Inc.                                        3,200              29,536
   Clear Channel Communications, Inc.                       576,100          24,086,741
 * Cleveland Cliffs, Inc.                                     4,300             165,980
 * CMS Energy Corp.                                          25,775             203,365
 * CNA Financial Corp.                                      158,700           3,711,993
 * CNA Surety Corp.                                          14,100             136,488
 * CNET Networks, Inc.                                       40,100             299,547
   Coachmen Industries, Inc.                                  6,400             110,400
 * Cobra Electronics Corp.                                    1,200               8,532
   Coca-Cola Enterprises, Inc.                              453,000           9,354,450
 * Coherent, Inc.                                            13,100             313,614
 * Coldwater Creek, Inc.                                        900              12,924
 * Collins & Aikman Corp.                                    16,000              57,120
   Columbia Banking System, Inc.                              7,260             152,460
 * Comarco, Inc.                                              8,700              82,476
 * Comcast Corp. Class A                                    461,469          14,480,897
 * Comcast Corp. Special Class A
     Non-Voting                                             322,500           9,723,375
 * Comfort Systems USA, Inc.                                 12,700              61,087
   Commerce Bancshares, Inc.                                  1,620              77,314
   Commerce Group, Inc.                                       8,000             320,080
 * Commerce One, Inc.                                           200                 232
   Commercial Federal Corp.                                  33,800             912,600
   Commercial Metals Co.                                     18,600             478,764
 * Commscope, Inc.                                           21,500             343,140
 * Community West Bancshares                                    400               3,344
   Compass Bancshares, Inc.                                   2,700             105,597
 * Compex Technologies, Inc.                                  2,000              18,100
 * Compucom Systems, Inc.                                    15,100              68,705
 * CompuCredit Corp.                                         36,500             864,320
 * Compudyne Corp.                                            1,000               9,860
 * Computer Access Technology Corp.                          14,600              67,890
   Computer Associates International,
     Inc.                                                   176,400           4,110,120
 * Computer Horizons Corp.                                    9,600              35,712
 * Computer Network Technology Corp.                         15,800             157,210
 * Computer Sciences Corp.                                   13,800             571,320
 * Computer Task Group, Inc.                                  5,600              23,408
 * Compuware Corp.                                          151,500             866,580
 * Comstock Resources, Inc.                                  13,700             223,310

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Comtech Telecommunications Corp.                           2,700   $          90,013
 * Comverse Technology, Inc.                                237,100           4,559,433
 * Concerto Software, Inc.                                    2,700              32,184
 * Concord Camera Corp.                                      11,500             138,805
 * Cone Mills Corp.                                           3,400                 195
 * Conmed Corp.                                              14,250             302,955
   ConocoPhilips                                            196,094          11,126,374
 * Consolidated Graphics, Inc.                                5,700             171,285
 * Continental Airlines, Inc.                                21,100             393,515
 * Continental Materials Corp.                                  100               2,729
 * Convera Corp.                                              8,800              34,408
   Cooper Tire & Rubber Co.                                  31,600             632,316
   Coors (Adolph) Co. Class B                                 7,300             402,303
 * Copper Mountain Networks, Inc.                               700               6,588
   Corn Products International, Inc.                         31,700           1,098,722
 * Cornell Companies, Inc.                                    2,400              30,240
 * Corning, Inc.                                            470,500           5,391,930
 * Correctional Services Corp.                                  700               1,799
 * Corrections Corporation of America                        11,900             333,200
   Corus Bankshares, Inc.                                     6,700             417,410
 * Cosine Communications, Inc.                                  800               6,192
   Countrywide Financial Corp.                               98,300          10,380,480
 * Covansys Corp.                                            21,000             189,000
 * Covenant Transport, Inc. Class A                          15,100             284,484
 * Coventry Health Care, Inc.                                22,200           1,329,780
 * Cox Communications, Inc.                                 356,500          12,085,350
 * Cox Radio, Inc.                                           15,000             332,250
 * Credit Acceptance Corp.                                   35,400             531,000
 * Cree Research, Inc.                                       29,900             549,263
 * Cross (A.T.) Co. Class A                                   1,100               7,183
 * Cross Country Healthcare, Inc.                             3,700              55,130
 * Crown Castle International Corp.                          68,300             847,603
 * Crown Holdings, Inc.                                      67,300             504,750
 * Crown Media Holdings, Inc.                                13,500             118,935
 * Cryolife, Inc.                                             1,100               5,896
   CSS Industries, Inc.                                       2,550              75,760
   CSX Corp.                                                191,300           6,483,157
   CT Communications, Inc.                                      300               4,290
   CTS Corp.                                                 11,000             134,860
   Cubic Corp.                                               31,500             931,770
 * Culp, Inc.                                                 2,500              28,150
 * Cumulus Media, Inc. Class A                               15,600             297,960
 * CuraGen Corp.                                              7,900              49,770
 * Curative Health Services Inc                               2,500              32,450
   Curtiss-Wright Corp-Cl B W/I                                 636              51,834
 * Cutter & Buck, Inc.                                        2,500              19,375
 * Cyberoptics Corp.                                            700               6,972
 * Cybersource Corp.                                          6,500              32,305
 * Cypress Semiconductor Corp.                               46,900           1,049,622
 * Cysive, Inc.                                               7,900              25,438
 * Cytec Industries, Inc.                                    12,500             453,125
   D & K Healthcare Resources, Inc.                          13,600             183,872
   Dana Corp.                                               173,300           2,802,261
 * Datalink Corp.                                            12,500              48,625
 * Datastream Systems, Inc.                                   3,900              29,055
 * Dave and Busters, Inc.                                     3,900              54,249
 * DaVita, Inc.                                              50,000           1,909,000
 * Dawson Geophysical Co.                                       400               3,256
 * Deckers Outdoor Corp.                                      1,900              31,920
   Deere & Co.                                                2,500             153,075
 * Delphax Technologies, Inc.                                   400               1,268
   Delphi Financial Group, Inc. Class A                       9,400   $         499,140
   Delta Air Lines, Inc.                                     25,300             317,262
 * Denbury Resources, Inc.                                   24,100             304,624
 * Dendreon Corp.                                             6,400              50,688
 * Department 56, Inc.                                        3,900              55,107
 * Devcon International Corp.                                   300               2,145
   Devon Energy Corp.                                        81,900           4,042,584
   Diamond Offshore Drilling, Inc.                           37,400             656,370
 * DiamondCluster International, Inc.                         5,000              47,300
   Diebold, Inc.                                                200              10,610
 * Diedrich Coffee, Inc.                                        400               1,620
 * Digi International, Inc.                                   4,300              36,851
 * Digimarc Corp.                                             1,500              21,165
 * Digital Insight Corp.                                      7,900             187,783
 * Digitas, Inc.                                             15,500             135,005
   Dillards, Inc. Class A                                    73,900           1,245,215
   Dime Community Bancorp, Inc.                              13,275             408,206
   Dimon, Inc.                                               55,600             375,300
 * Diodes, Inc.                                               3,000              61,050
 * Discovery Partners International                           7,800              44,998
   Disney (Walt) Co.                                        269,200           6,215,828
 * Ditech Communications Corp.                               13,600             238,680
 * Dixie Group, Inc.                                         11,100              89,910
 * Dollar Thrifty Automotive Group, Inc.                     22,900             578,225
 * Dominion Homes, Inc                                          700              21,287
   Dominion Resources, Inc.                                   1,194              71,962
 * DoubleClick, Inc.                                         49,200             469,860
   Dover Motorsports, Inc.                                    4,400              18,392
   Downey Financial Corp.                                    20,800           1,004,640
 * Drew Industries, Inc.                                        700              18,858
 * Drugstore.com, Inc.                                       26,300             175,158
 * Duane Reade, Inc.                                          8,400             116,592
 * Ducommun, Inc.                                               700              15,589
 * Dura Automotive Systems, Inc.                              5,500              56,705
 * DUSA Pharmaceuticals, Inc.                                10,100              54,237
 * Dyax Corp.                                                15,200              91,808
 * Dycom Industries, Inc.                                    21,399             542,465
 * Dynamex, Inc.                                                700               7,210
 * Dynegy, Inc.                                              69,100             276,400
 * E Trade Group, Inc.                                      212,600           2,302,458
 * E.piphany, Inc.                                           31,700             250,430
   Eastman Chemical Co.                                         400              14,268
   Eaton Corp.                                                1,600             164,784
 * Eden Bioscience Corp.                                      4,200               6,510
 * Edge Petroleum Corp.                                       2,800              22,232
 * Edgewater Technology, Inc.                                 7,700              38,192
 * eFunds Corp.                                              16,300             282,805
 * EGL, Inc.                                                 12,800             235,136
 * Electro Rent Corp.                                        11,400             158,460
 * Electro Scientific Industries, Inc.                        7,500             180,375
   Electronic Data Systems Corp.                            106,400           2,300,368
 * Electronics for Imaging, Inc.                             24,000             662,400
 * eLoyalty Corp.                                               900               3,240
 * EMC Corp.                                                 26,550             364,797
 * EMCORE Corp.                                               2,400              12,192
 * Emisphere Technologies, Inc.                               6,000              36,000
 * Emmis Communications Corp.
     Class A                                                 18,800             426,008
 * EMS Technologies, Inc.                                     9,700             206,125
 * Emulex Corp.                                               5,000             147,500
 * Encore Medical Corp.                                       7,100              48,138

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Encore Wire Corp.                                          4,700   $          79,618
   Energen Corp.                                             11,300             440,022
 * Energy Partners, Ltd.                                     11,500             139,725
 * Enesco Group, Inc.                                         3,600              38,988
   ENSCO International, Inc.                                 24,446             618,484
 * Entravision Communications Corp.                          65,000             590,200
 * Entrust, Inc.                                             66,800             285,236
   EOG Resources, Inc.                                       16,800             704,592
 * ePlus, Inc.                                                2,400              30,000
 * ePresence, Inc.                                            6,400              23,424
 * Equity Oil Co.                                               900               3,131
 * Esco Technologies, Inc.                                    5,700             242,250
 * ESS Technology, Inc.                                      10,100             168,468
 * Esterline Technologies Corp.                               8,200             190,076
 * Ethyl Corp.                                                2,100              42,840
 * Exar Corp.                                                15,400             298,606
 * Exelixis, Inc.                                            32,600             219,398
 * Exponent, Inc.                                               500              11,360
   Extended Stay America, Inc.                               52,900             782,920
 * Extreme Networks, Inc.                                    33,232             326,006
 * Exult, Inc.                                               15,000             107,850
   Fair, Isaac & Co., Inc.                                    8,615             475,203
 * Fairchild Corp. Class A                                    8,100              41,310
 * Fairchild Semiconductor Corp.
     Class A                                                 47,466           1,234,116
 * Falcon Products, Inc.                                      1,300               6,162
 * Famous Dave's of America, Inc.                             2,100              10,479
   Farmer Brothers Co.                                          500             160,000
 * Faro Technologies, Inc.                                    1,400              36,345
   FBL Financial Group, Inc. Class A                         18,200             475,930
   Federated Department Stores, Inc.                        171,600           8,423,844
   FedEx Corp.                                                4,782             347,651
   Fidelity National Financial, Inc.                         35,578           1,256,971
 * Financial Federal Corp.                                    2,100              69,069
 * Financial Industries Corp.                                 2,444              34,851
 * Finish Line, Inc. Class A                                 11,700             358,137
   First American Financial Corp.                            34,300           1,015,280
 * First Cash Financial Services, Inc.                        1,800              47,808
   First Charter Corp.                                        7,900             160,844
   First Citizens Bancshares, Inc.                            3,900             430,521
 * First Horizon Pharmaceutical Corp.                         5,665              64,581
   First Indiana Corp.                                        7,775             145,004
 * First Mariner Bank Corp.                                     300               5,094
   First Niagara Financial Group, Inc.                       28,454             432,216
   First Republic Bank                                        6,800             253,300
   First Sentinel Bancorp, Inc.                               9,600             182,208
 * FirstFed Financial Corp.                                   7,800             366,600
 * Flanders Corp.                                             1,900              10,621
 * Fleetwood Enterprises, Inc.                               39,700             403,749
 * Florida Banks, Inc.                                          400               6,360
   Florida East Coast Industries, Inc.                        9,600             292,800
   Flowers Foods, Inc.                                       39,150           1,021,815
 * Flowserve Corp.                                           35,000             744,800
 * FMC Corp.                                                 10,300             308,382
 * FMC Technologies, Inc.                                     1,719              36,580
   FNB Corp.                                                    700              16,044
 * Foodarama Supermarkets, Inc.                                 100               2,575
   Foot Locker, Inc.                                         32,000             707,200
   Ford Motor Co.                                           238,540           3,148,728
 * Forest Oil Corp.                                          49,750           1,246,237
   Fortune Brands, Inc.                                       2,000             136,640
 * Foster (L.B.) Co. Class A                                    700   $           4,200
 * Foster Wheeler, Ltd.                                       3,500               3,080
 * Fotoball USA, Inc.                                           300               1,242
 * Fox Entertainment Group, Inc.
     Class A                                                115,800           3,306,090
 * FPIC Insurance Group, Inc.                                 1,800              37,620
 * FreeMarkets, Inc.                                         13,200              79,596
   Fremont General Corp.                                     32,300             564,604
 * Fresh Choice, Inc.                                           400                 780
 * Friede Goldman Halter, Inc.                                  100                   0
   Friedman, Billings, Ramsey Group,
     Inc.                                                     5,500             117,425
   Friedmans, Inc. Class A                                   19,700             134,551
 * Frontier Airlines, Inc.                                    9,200             148,856
 * Frozen Food Express Industries, Inc.                       4,300              28,552
 * FuelCell Energy, Inc.                                     12,200             164,212
   Fuller (H.B.) Co.                                          2,600              69,342
   Furniture Brands International, Inc.                      24,200             636,460
 * G-III Apparel Group, Ltd.                                    500               5,225
 * Gadzooks, Inc.                                             6,200              30,070
 * Galyan's Trading Co.                                      10,500             140,175
 * GameTech International, Inc.                                 800               3,064
 * Garden Fresh Restaurant Corp.                              1,400              20,692
 * Gardner Denver Machinery, Inc.                             5,500             128,260
 * Gateway, Inc.                                             68,900             307,294
   GATX Corp.                                                   600              14,580
 * Gaylord Entertainment Co.                                 34,760           1,045,928
 * Gehl Co.                                                     400               6,160
   Gencorp, Inc.                                             27,600             276,276
 * Gene Logic, Inc.                                           5,500              26,785
 * General Binding Corp.                                      2,600              48,386
 * General Communications, Inc.
     Class A                                                 16,200             141,750
   General Motors Corp.                                      60,600           2,592,468
 * General Motors Corp. Class H                             135,200           2,244,320
 * Genesee Corp. Class B                                        100                 369
 * Genesis Microchip, Inc.                                    9,200             169,740
 * Genlyte Group, Inc.                                        6,100             322,446
 * Gentiva Health Services, Inc.                              2,800              19,621
   Genuine Parts Co.                                          3,800             119,624
   Georgia-Pacific Corp.                                     66,900           1,825,701
 * Getty Images, Inc.                                        17,800             772,520
   Gibraltar Steel Corp.                                      7,600             185,288
   Glatfelter (P.H.) Co.                                      7,100              85,058
 * Global Payment Technologies, Inc.                            400               1,350
 * Globecomm Systems, Inc.                                   11,000              77,000
 * GlobespanVirata, Inc.                                     34,900             214,286
 * Glowpoint, Inc.                                              700               1,302
   Gold Banc Corp.                                            4,700              62,040
 * Good Guys, Inc.                                           10,700              21,828
 * Goodyear Tire & Rubber Co.                                52,300             353,025
   Goody's Family Clothing, Inc.                             35,300             374,886
 * Gottschalks, Inc.                                          2,400               9,264
 * GP Strategies Corp.                                        7,600              55,860
   Granite Construction, Inc.                                 3,000              66,150
 * Graphic Packaging Corp.                                    8,600              30,444
   Gray Television, Inc.                                     12,140             157,334
 * Great Atlantic & Pacific Tea Co., Inc.                    14,000             106,400
   Great Lakes Chemical Corp.                                16,000             363,360
   Greenpoint Financial Corp.                                58,950           2,003,121
 * Grey Wolf, Inc.                                           15,200              51,528

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Griffin Land & Nurseries, Inc. Class A                       400   $           5,788
 * Griffon Corp.                                             27,170             530,358
 * Group 1 Automotive, Inc.                                  18,700             648,890
 * Group 1 Software, Inc.                                       800              14,272
 * GSI Commerce, Inc.                                         9,700              95,060
 * GTSI Corp.                                                 1,600              19,280
 * Guess, Inc.                                               12,900             183,180
 * Gulf Island Fabrication, Inc.                              2,900              51,620
 * Ha-Lo Industries, Inc.                                    19,500                  21
 * Hain Celestial Group, Inc.                                15,100             348,357
 * Hall Kinion Associates, Inc.                               4,500              18,445
   Hancock Holding Co.                                        2,250             128,812
   Handleman Co.                                             25,400             447,040
 * Hanger Orthopedic Group, Inc.                              7,900             133,510
 * Hanover Compressor Co.                                    33,900             322,728
   Harbor Florida Bancshares, Inc.                            5,200             157,820
   Harleysville Group, Inc.                                  11,800             231,280
 * Harmonic, Inc.                                             2,400              20,856
   Harrahs Entertainment, Inc.                                2,600             124,462
   Harris Corp.                                              17,800             690,106
 * Harris Interactive, Inc.                                   5,600              38,640
   Hartford Financial Services Group,
     Inc.                                                   145,500           8,002,500
 * Harvard Bioscience, Inc.                                  14,700             105,840
 * Harvest Natural Resources, Inc.                            3,800              28,158
   Hasbro, Inc.                                             229,000           5,063,190
 * Hauppauge Digital, Inc.                                    1,200               3,204
 * Hawk Corp.                                                   600               2,046
 * Hawthorne Financial Corp.                                  3,450              92,977
   HCC Insurance Holdings, Inc.                              11,800             367,098
 * Health Net Inc                                            18,000             588,600
   Healthcare Services Group, Inc.                              800              15,832
 * Hearst-Argyle Television, Inc.                            43,100           1,058,105
 * Hector Communications Corp.                                  200               2,809
   Heico Corp.                                                8,700             160,689
 * Heidrick & Struggles International,
     Inc.                                                     7,400             177,970
   Helmerich & Payne, Inc.                                   30,700             739,870
 * Hercules, Inc.                                               100               1,004
 * Heritage Commerce Corp.                                      800              10,000
 * Herley Industries, Inc.                                    2,200              42,504
   Hewlett-Packard Co.                                       52,000           1,127,880
 * Hexcel Corp.                                               5,000              34,700
   Hibernia Corp.                                             1,900              43,415
   Hilton Hotels Corp.                                       42,400             693,664
 * Hines Horticulture, Inc.                                   1,600               6,608
   HMN Financial, Inc.                                        3,600              88,704
 * HMS Holdings Corp.                                         4,500              19,305
 * Hollywood Entertainment Corp.                             15,400             210,364
 * Hologic, Inc.                                              6,500              97,760
   Horace Mann Educators Corp.                                1,800              24,318
 * Horizon Health Corp.                                       2,000              45,680
 * Horizon Offshore, Inc.                                     3,400              15,232
   Horton (D.R.), Inc.                                       55,170           2,410,929
 * Houston Exploration Co.                                   13,400             457,074
 * Hovnanian Enterprises, Inc. Class A                       15,700           1,448,325
 * HPSC, Inc.                                                   300               4,284
 * Hub Group, Inc. Class A                                      500               8,020
 * Hudson Highland Group, Inc.                                3,390              68,410
 * Huffy Corp.                                                2,500              17,075
   Hughes Supply, Inc.                                       21,200             968,840
 * Human Genome Sciences, Inc.                               17,500   $         224,000
 * Humana, Inc.                                              94,100           2,101,253
 * Hunt (J.B.) Transport Services, Inc.                      50,000           1,308,000
   Huntington Bancshares, Inc.                                2,500              54,975
 * Hutchinson Technology, Inc.                               22,300             726,311
 * Huttig Building Products, Inc.                             4,400              11,880
 * Hypercom Corp.                                            24,700             125,723
 * Ibis Technology Corp.                                      1,600              26,000
 * Identix, Inc.                                             27,179             140,787
   Idex Corp.                                                 8,500             335,580
 * IDT Corp.                                                 10,500             197,400
 * IDT Corp. Class B                                          1,100              21,263
 * iGate Capital Corp.                                       20,600             131,016
   IHOP Corp.                                                 7,300             284,700
   Ikon Office Solutions, Inc.                              100,500             851,235
 * ILEX Oncology, Inc.                                       10,099             210,766
 * Illumina, Inc.                                            24,400             167,384
   ILX Resorts, Inc.                                            200               1,380
 * Image Entertainment, Inc.                                  4,800              23,520
   Imation Corp.                                             31,300           1,062,635
   IMC Global, Inc.                                          20,756             150,896
 * IMCO Recycling, Inc.                                       3,900              29,445
 * ImmunoGen, Inc.                                            4,400              20,812
 * Impath, Inc.                                                 600               1,830
 * Impco Technologies, Inc.                                   6,300              41,265
   Independence Community Bank Corp.                         30,300           1,120,494
   IndyMac Bancorp, Inc.                                     22,400             663,040
 * Inet Technologies, Inc.                                    9,200             118,128
 * InFocus Corp.                                                300               2,376
 * Infonet Services Corp.                                    87,700             166,630
 * Information Holdings, Inc.                                 6,800             151,300
 * Inforte Corp.                                              6,700              57,620
 * InfoSpace, Inc.                                            8,500             223,125
   Ingersoll-Rand Co., Ltd. Class A                           1,800             112,212
 * Ingram Micro, Inc.                                        71,200           1,038,096
 * Innotrac Corp.                                               200               1,818
 * Innovative Solutions & Support, Inc.                       1,100              16,478
 * Innovex, Inc.                                              4,500              42,300
 * Input/Output, Inc.                                         8,200              32,062
 * Insight Communications Co., Inc.                          26,700             260,058
 * Insight Enterprises, Inc.                                 16,100             301,070
 * Insituform Technologies, Inc. Class A                      4,500              67,725
 * Inspire Pharmaceuticals, Inc.                              5,100              88,230
 * Instinet Group, Inc.                                      37,500             201,000
 * Insurance Auto Auctions, Inc.                              6,900              87,630
 * IntegraMed America, Inc.                                     200               1,276
 * Integrated Device Technology, Inc.                        49,000             923,650
 * Integrated Electrical Services, Inc.                      35,100             275,184
 * Intelligent Systems Corp.                                    300                 546
 * Interactive Data Corp.                                     2,200              37,070
 * InterActiveCorp                                          211,303           6,941,304
 * Interface, Inc. Class A                                   21,700             123,473
 * Intergraph Corp.                                          40,200           1,021,080
 * Interlink Electronics, Inc.                                1,800              12,600
 * International Multifoods Corp.                             8,000             142,640
   International Paper Co.                                  206,912           7,699,196
 * International Rectifier Corp.                             25,900           1,414,658
   International Speedway Corp.
     Class A                                                  1,000              42,980
 * Internet Pictures Corp.                                    1,700               3,774
 * Internet Security Systems, Inc.                           16,600             281,702

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Interphase Corp.                                           1,100   $          18,810
   Interpool, Inc.                                            4,500              68,400
   Intersil Corp.                                            63,600           1,679,676
   Interstate Bakeries Corp.                                  4,000              63,000
 * Interstate Hotels & Resorts, Inc.                          1,100               5,918
 * Intest Corp.                                                 600               3,384
 * Invitrogen Corp.                                          30,600           2,086,002
 * Invivo Corp.                                                 450               9,522
   Iomega Corp.                                              22,600             124,074
 * Ionics, Inc.                                              11,900             382,585
 * Iron Mountain, Inc.                                          300              11,040
   Irwin Financial Corp.                                      2,100              63,546
   Isco, Inc.                                                   200               1,948
 * ITLA Capital Corp.                                           400              20,088
 * ITXC Corp.                                                14,500              57,275
 * IXYS Corp.                                                21,704             182,314
 * J & J Snack Foods Corp.                                    1,700              61,200
 * J Net Enterprises, Inc.                                      600                 690
 * Jack in the Box, Inc.                                     12,000             250,200
 * Jaco Electronics, Inc.                                     1,400               9,870
 * Jacuzzi Brands, Inc.                                      19,300             124,485
 * Jakks Pacific, Inc.                                        3,800              51,642
   Janus Capital Group, Inc.                                244,500           3,400,995
 * Jarden Corp.                                               1,500              40,575
 * JDA Software Group, Inc.                                   8,900             162,158
   Jefferies Group, Inc.                                     22,800             713,184
   Jefferson-Pilot Corp.                                     27,800           1,349,134
   JLG Industries, Inc.                                      39,300             591,072
   John Hancock Financial Services, Inc.                    239,900           8,816,325
 * Johnson Outdoors, Inc.                                       500               7,225
   Jones Apparel Group, Inc.                                 81,400           2,808,300
 * Jones Lang LaSalle, Inc.                                     700              14,665
 * Jos. A. Bank Clothiers, Inc.                               1,100              45,331
 * Joy Global, Inc.                                           5,000             105,000
 * K-Tron International, Inc.                                   200               3,392
 * K2, Inc.                                                   7,670             117,351
 * Kadant, Inc.                                               5,657             101,543
 * Kaiser Aluminum Corp.                                     15,400               1,232
 * Kansas City Southern Industries, Inc.                     29,300             389,690
   KB Home Corp.                                              1,000              68,880
 * Keane, Inc.                                               26,300             370,830
 * Keith Companies, Inc.                                      2,400              34,224
   Kellwood Co.                                              94,700           3,621,328
   Kelly Services, Inc.                                       3,800             108,224
 * Kemet Corp.                                               41,500             547,800
   Kennametal, Inc.                                          27,400           1,053,256
 * Kennedy-Wilson, Inc.                                         900               5,436
   Kerr-McGee Corp.                                             546              22,927
 * Key Energy Group, Inc.                                    51,500             469,165
   KeyCorp                                                  100,000           2,779,000
 * Keynote Systems, Inc.                                     12,100             149,314
 * Keystone Automotive Industries, Inc.                       4,700             114,539
 * Kforce, Inc.                                               1,676              14,162
   Kimball International, Inc. Class B                        2,900              42,978
 * Kindred Healthcare, Inc.                                   4,300             221,837
 * Kirby Corp.                                                8,300             249,000
   Knight Ridder, Inc.                                        1,700             126,446
 * Knight Trading Group, Inc.                                77,000           1,111,110
 * Korn/Ferry International                                  17,000             170,510
   Kraft Foods, Inc.                                        194,200           6,150,314
 * Kroll, Inc.                                                  451              10,801
 * Kulicke & Soffa Industries, Inc.                           8,500   $         140,080
   La-Z-Boy, Inc.                                               600              12,120
 * LaBarge, Inc.                                              1,900              11,875
 * Labor Ready, Inc.                                          6,700              76,380
 * LaCrosse Footwear, Inc.                                      400               2,200
   Ladish Co., Inc.                                           3,000              24,630
   LaFarge North America, Inc.                               54,900           2,091,690
 * Lakes Entertainment, Inc.                                    800              11,519
 * Lamson & Sessions Co.                                     12,800              74,880
   Lance, Inc.                                               14,100             197,541
 * Lancer Corp.                                                 700               3,843
   Landamerica Financial Group, Inc.                         17,100             878,940
 * Landec Corp.                                               3,300              21,450
   Landry's Restaurants, Inc.                                25,200             617,904
 * Lattice Semiconductor Corp.                               57,500             544,525
 * Lawson Software, Inc.                                      5,800              48,952
 * Layne Christensen Co.                                        800               8,320
 * Lazare Kaplan International, Inc.                            500               3,375
 * LCC International, Inc. Class A                            2,700              13,257
 * Lear Corp.                                                56,700           3,353,238
 * Lecroy Corp.                                               1,100              18,370
   Leggett and Platt, Inc.                                    1,800              36,612
   Lehman Brothers Holdings, Inc.                             3,000             216,630
   Lennar Corp. A Shares                                     17,200           1,683,880
   Lennar Corp. B Shares                                      1,720             160,373
   Lennox International, Inc.                                45,700             776,900
 * Lesco, Inc.                                                4,200              53,634
 * Level 3 Communications, Inc.                             103,700             568,276
 * Lexent, Inc.                                               6,400               9,344
 * Lexicon Genetics, Inc.                                    15,000              78,750
   Liberty Corp.                                                800              35,560
 * Liberty Media Corp.                                    1,593,300          17,605,965
 * Lightbridge, Inc.                                          9,500              91,485
   Limited Brands, Inc.                                      16,400             293,888
   Lincoln National Corp.                                    72,300           2,834,883
   Lithia Motors, Inc. Class A                                5,200             129,064
   LNR Property Corp.                                        27,200           1,203,600
   Lockheed Martin Corp.                                    133,500           6,132,990
   Loews Corp.                                              175,000           7,460,250
 * LogicVision, Inc.                                         10,600              47,594
 * Logility, Inc.                                             1,000               4,860
   Lone Star Steakhouse & Saloon, Inc.                       40,900             943,563
 * Lone Star Technologies, Inc.                              11,300             156,505
   Longs Drug Stores Corp.                                   29,800             730,100
   Longview Fibre Co.                                        30,800             337,876
 * Louisiana-Pacific Corp.                                  130,100           2,353,509
   LSI Industries, Inc.                                       1,250              15,562
 * LSI Logic Corp.                                          158,100           1,481,397
 * LTX Corp.                                                 15,451             257,723
   Lubrizol Corp.                                             1,800              54,234
 * Luby's, Inc.                                               1,500               5,640
 * Lydall, Inc.                                               4,800              58,752
   Lyondell Chemical Co.                                      6,100              90,524
 * M & F Worldwide Corp.                                      1,500              20,775
   M/I Schottenstein Homes, Inc.                              8,100             310,635
 * Mac-Gray Corp.                                               500               2,500
 * Macromedia, Inc.                                          20,900             428,659
 * Madden (Steven), Ltd.                                        800              17,104
 * Magna Entertainment Corp.                                  7,300              34,310
 * Magnum Hunter Resources, Inc.                             22,200             199,578
 * Mail-Well, Inc.                                           12,000              45,360

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Main Street & Main, Inc.                                     400   $             980
 * MAIR Holdings, Inc.                                        6,100              46,421
   Mandalay Resort Group                                     39,500           1,696,525
   Manor Care, Inc.                                          29,800           1,052,536
 * Manufacturers' Services Ltd.                               3,100              18,910
 * Manugistic Group, Inc.                                    12,600              83,916
 * Mapinfo Corp.                                              6,700              59,295
   Marathon Oil Corp.                                        81,600           2,416,176
 * Marimba, Inc.                                              7,200              37,008
 * MarineMax, Inc.                                            7,200             136,800
 * MarketWatch.com, Inc.                                     16,700             147,962
 * MarkWest Hydrocarbon, Inc.                                   660               7,590
   Martin Marietta Materials, Inc.                            5,100             217,107
   Massey Energy Co.                                         29,800             414,220
 * Mastec, Inc.                                              21,500             285,520
 * Material Sciences Corp.                                    3,900              37,011
 * Matria Healthcare, Inc.                                    2,000              40,860
 * Matrix Bancorp, Inc.                                         500               4,570
 * Matrix Service Co.                                         4,000              63,800
 * Maverick Tube Corp.                                       14,300             264,264
   Maxcor Financial Group, Inc.                               3,700              48,470
 * Maxim Pharmaceuticals, Inc.                                6,300              44,856
 * Maxtor Corp.                                             139,600           1,557,936
 * Maxwell Shoe Company, Inc.                                   900              15,831
 * Maxwell Technologies, Inc.                                   700               5,635
 * Maxygen, Inc.                                              6,900              74,865
   MBIA, Inc.                                               111,050           6,454,226
 * McDATA Corp.                                              15,900             169,176
   McGrath Rent Corp.                                           500              13,695
   McRae Industries, Inc. Class A                             2,200              20,130
   MDC Holdings, Inc.                                        14,241             987,756
 * Meade Instruments Corp.                                   16,000              67,200
 * Meadowbrook Insurance Group, Inc.                          2,200               8,800
   MeadWestavco Corp.                                        25,700             655,864
 * Medarex, Inc.                                             18,200             123,760
 * Media Arts Group, Inc.                                     3,100              12,214
   Media General, Inc. Class A                               13,800             923,082
 * Medquist, Inc.                                             8,300             127,737
 * MEDTOX Scientific, Inc.                                    2,500              14,000
 * Mens Warehouse, Inc.                                      12,700             390,271
 * Mercury Air Group, Inc.                                      600               2,940
 * Merix Corp.                                                9,400             196,272
 * Merrimac Industries, Inc.                                  1,100               6,545
 * Mesa Air Group, Inc.                                      12,000             144,600
 * Meta Group, Inc.                                           2,900              16,298
 * MetaSolv, Inc.                                             1,200               2,880
   MetLife, Inc.                                            758,500          24,795,365
   Metris Companies, Inc.                                     5,600              24,976
 * Metro-Goldwyn-Mayer, Inc.                                186,200           3,072,300
 * Metrologic Instruments, Inc.                               7,200             196,128
   MGIC Investment Corp.                                    110,600           5,856,270
 * MGM Grand, Inc.                                           91,900           3,444,412
 * Michael Anthony Jewelers, Inc.                               400                 814
   Michaels Stores, Inc.                                     30,800           1,455,300
 * Micro Linear Corp.                                         4,200              25,200
 * Micromuse, Inc.                                           22,000             177,100
 * Micron Technology, Inc.                                  228,000           2,966,280
 * Microsemi Corp.                                            9,200             222,916
 * Microtune, Inc.                                            5,600              12,264
   Middleby Corp.                                               600              20,473
   Midland Co.                                                2,000              42,360
 * Midway Games, Inc.                                         3,200   $          10,816
   Milacron, Inc.                                             5,100              11,832
   Millennium Chemicals, Inc.                                   900               9,738
 * Millennium Pharmaceuticals, Inc.                         131,300           2,070,601
 * Miller Industries, Inc.                                    8,700              53,940
   Mine Safety Appliances Co.                                 1,300              87,269
   Minerals Technologies, Inc.                               18,600             994,170
 * MIPS Technologies, Inc.                                    2,700              14,715
 * Misonix, Inc.                                              4,500              18,319
 * Mission Resources Corp.                                    5,400               9,720
 * MKS Instruments, Inc.                                     16,200             448,902
 * Mobile Mini, Inc.                                          5,900             116,407
 * Mobius Management Systems, Inc.                            1,300              19,513
   Modine Manufacturing Co.                                   2,300              58,673
 * Modtech Holdings, Inc.                                     1,900              15,751
 * Moldflow Corp.                                             2,000              22,500
 * Molecular Devices Corp.                                    4,600              91,218
 * Monaco Coach Corp.                                         3,200              74,432
 * Mondavi (Robert) Corp. Class A                             4,800             168,000
 * Monro Muffler Brake, Inc.                                    900              19,935
   Monsanto Co.                                              69,000           1,871,280
 * Monster Worldwide, Inc.                                   45,200           1,087,512
 * Mony Group, Inc.                                          41,500           1,308,080
 * Moog, Inc. Class A                                         3,450             150,075
   Movado Group, Inc.                                         6,600             179,454
 * MPS Group, Inc.                                           86,100             792,120
 * MRO Software, Inc.                                        33,300             459,540
 * MSC Software Corp.                                         9,300              91,605
 * Mueller Industries, Inc.                                  15,700             507,424
   Myers Industries, Inc.                                       500               6,265
 * Nabi Biopharmaceuticals                                   16,200             174,474
   Nacco Industries, Inc. Class A                             7,300             569,400
 * Nanometrics, Inc.                                          2,200              32,120
 * Napco Security Systems, Inc.                                 200               1,625
 * Nashua Corp.                                                 400               3,512
 * NATCO Group, Inc. Class A                                  1,500               9,000
 * National Equipment Services, Inc.                          1,000                  70
 * National RV Holdings, Inc.                                 5,300              56,975
 * National Semiconductor Corp.                               5,000             223,600
 * National Western Life Insurance Co.
     Class A                                                    900             131,585
   Nationwide Financial Services, Inc.                       30,200             985,728
 * Natrol, Inc.                                                 900               2,610
   Nature's Sunshine Products, Inc.                             100                 808
 * Natus Medical, Inc.                                        3,300              12,408
 * Navigant International, Inc.                               6,200              86,180
 * Navigators Group, Inc.                                       600              19,086
 * NCI Building Systems, Inc.                                14,800             344,692
 * NCO Group, Inc.                                           11,800             272,580
 * NCR Corp.                                                  6,300             219,870
 * Neiman Marcus Group, Inc.                                 13,700             738,430
 * Nektar Therapeutics                                       21,400             282,052
 * Neoforma, Inc.                                               200               3,192
 * NeoMagic Corp.                                             1,900               6,156
 * NEON Systems, Inc.                                           700               2,520
 * Neopharm, Inc.                                             1,610              28,883
 * Netegrity, Inc.                                            8,300             101,675
 * Netopia, Inc.                                                300               4,590
 * NetRatings, Inc.                                          33,900             343,068
 * Netscout System, Inc.                                     22,100             192,712
 * NetSolve, Inc.                                             3,200              26,368

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Network Associates, Inc.                                  12,000   $         160,680
 * Network Equipment Technologies, Inc.                      26,700             277,680
   New Century Financial Corp.                               11,400             433,770
 * New Focus, Inc.                                           47,300             231,297
 * New Horizons Worldwide, Inc.                                 200               1,230
 * Newfield Exploration Co.                                  23,890             977,101
   Newmont Mining Corp.                                       2,294             110,433
 * Newpark Resources, Inc.                                   21,500              86,430
 * Newport Corp.                                             24,400             415,532
 * NIC, Inc.                                                  8,000              56,320
 * NMT Medical, Inc.                                          1,500               5,250
 * Nobel Learning Communities, Inc.                             400               1,960
   Noble Energy, Inc.                                        18,700             741,455
   Nordstrom, Inc.                                            1,900              65,550
   Norfolk Southern Corp.                                   339,800           7,275,118
 * North American Scientific, Inc.                            5,800              58,000
   Northrop Grumman Corp.                                   116,062          10,750,823
   Northwest Bancorp, Inc.                                    2,300              50,439
 * Northwest Pipe Co.                                           500               7,400
 * Novell, Inc.                                             205,000           1,947,500
 * Novoste Corp.                                              4,200              21,042
 * NS Group, Inc.                                            42,200             315,234
 * Nu Horizons Electronics Corp.                             12,600             101,052
   Nucor Corp.                                               35,800           2,008,738
 * Nuevo Energy Co.                                           7,700             151,998
 * Nutraceutical International Corp.                          2,200              28,490
 * Nuvelo, Inc.                                                  64                 250
   NWH, Inc.                                                  3,600              69,948
 * NYFIX, Inc.                                                9,700              80,801
 * O.I. Corp.                                                   200               1,427
 * OAO Technology Solutions, Inc.                             7,000              21,840
 * Obie Media Corp.                                             400               1,086
   Occidental Petroleum Corp.                                15,100             553,868
   OceanFirst Financial Corp.                                 2,400              63,288
 * Ocular Sciences, Inc.                                      1,900              54,397
 * Ocwen Financial Corp.                                     39,300             273,135
   Odyssey Re Holdings Corp.                                 52,000           1,190,280
 * Office Depot, Inc.                                       215,300           3,412,505
 * Officemax, Inc.                                           53,900             529,837
 * Offshore Logistics, Inc.                                  16,400             414,100
 * Ohio Casualty Corp.                                       48,700             828,387
 * Oil States International, Inc.                            16,900             212,264
 * Old Dominion Freight Lines, Inc.                             300               9,561
   Old Republic International Corp.                          45,100           1,671,406
   Olin Corp.                                                   448               8,158
 * Olympic Steel, Inc.                                        2,500              14,113
 * OM Group, Inc.                                             8,800             213,048
 * Omega Protein Corp.                                        2,500              15,625
   Omnicare, Inc.                                            64,800           2,586,816
 * Omnova Solutions, Inc.                                    10,500              38,325
 * Onvia.com, Inc.                                              200                 900
 * Onyx Acceptance Corp.                                        400               4,408
 * Onyx Pharmacueticals, Inc.                                 5,600             161,168
 * OPENT Technologies, Inc.                                  23,600             424,564
 * Openwave Systems Inc                                      10,900             131,127
 * Opinion Research Corp.                                     5,300              30,051
 * Opti, Inc.                                                   800               1,136
 * Option Care, Inc.                                          5,000              49,700
 * Orbital Sciences Corp.                                    37,100             340,207
 * Oregon Steel Mills, Inc.                                   6,100              18,117
 * Orleans Homebuilders, Inc.                                   600              17,004
 * Orthodontic Centers of America, Inc.                       4,800   $          34,032
 * Osteotech, Inc.                                            4,100              31,365
 * Overland Storage, Inc.                                     2,800              55,048
   Overseas Shipholding Group, Inc.                           8,300             233,645
 * Owens-Illinois, Inc.                                      81,700             921,576
 * OYO Geospace Corp.                                           900              11,961
   Paccar, Inc.                                               2,550             204,536
 * Pacific Mercantile Bancorp                                 1,000               9,200
 * Pacificare Health Systems, Inc.                           15,800           1,028,738
 * Packeteer, Inc.                                            7,100             134,680
 * Pactiv Corp.                                               1,800              40,392
 * Pain Therapeutics, Inc.                                   10,700              65,270
 * Palm Harbor Homes, Inc.                                    6,800             129,200
 * Palmone Inc                                                4,015              60,105
 * Palmsource Inc                                             1,243              31,808
 * PAM Transportation Services, Inc.                            400               7,820
 * PanAmSat Corp.                                            38,661             854,021
 * Panavision, Inc.                                             600               3,555
 * Par Technology Corp.                                         600               4,758
 * Paradyne Networks Corp.                                   10,200              46,818
 * Parallel Petroleum Corp.                                   4,500              17,141
 * Parexel International Corp.                                7,400             136,752
   Park Electrochemical Corp.                                 3,000              76,650
 * Park Place Entertainment Corp.                           247,700           2,590,942
 * Parker Drilling Co.                                       13,700              32,743
   Parker-Hannifin Corp.                                      2,600             142,974
 * Park-Ohio Holdings Corp.                                   2,800              20,524
 * Parlex Corp.                                               3,500              28,525
 * Pathmark Stores, Inc.                                      4,400              31,944
 * Patriot Transportation Holding, Inc.                         200               5,962
 * Paxar Corp.                                               11,000             144,650
 * PC Connection, Inc.                                       24,400             213,500
 * PC Mall, Inc.                                              2,300              30,728
 * PC-Tel, Inc.                                               7,700              68,915
 * PDI, Inc.                                                  3,300              95,370
   Peabody Energy Corp.                                      34,900           1,176,130
 * Pediatrix Medical Group, Inc.                              5,100             273,666
 * Pegasus Communications Corp.                               1,600              32,112
 * Pegasus Solutions, Inc.                                    9,200             109,296
 * Pegasystems, Inc.                                         23,000             184,000
   Pelican Financial, Inc.                                      300               3,834
 * Pemstar, Inc.                                              6,700              25,192
   Penn Virginia Corp.                                        1,000              46,910
   Penn-America Group, Inc.                                     500               7,305
   Penney (J.C.) Co., Inc.                                  235,400           5,856,752
   Pep Boys - Manny, Moe & Jack                              62,500           1,281,250
   PepsiAmericas, Inc.                                      169,900           2,665,731
 * Performance Technologies, Inc.                             1,400              18,886
 * Pericom Semiconductor Corp.                                8,200              96,104
   PerkinElmer, Inc.                                         49,900             843,809
   Perrigo Co.                                                2,700              40,743
 * Perry Ellis International, Inc.                              500              12,131
 * Petrocorp, Inc.                                              900              12,186
 * Petroleum Development Corp.                                4,900              69,580
   PetSmart, Inc.                                            78,300           1,891,728
   PFF Bancorp, Inc.                                         21,000             785,400
 * Pharmacopeia, Inc.                                        15,800             197,500
 * Pharmacyclics, Inc.                                        2,900              18,560
 * Phelps Dodge Corp.                                        70,800           4,508,544
   Phillips-Van Heusen Corp.                                 12,000             211,200
 * Phoenix Technologies, Ltd.                                 7,400              64,454

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Photon Dynamics, Inc.                                      3,800   $         155,078
 * Photronics, Inc.                                          11,200             206,864
 * Piccadilly Cafeterias, Inc.                                1,800                 324
 * Pico Holdings, Inc.                                        9,700             145,694
   Pier 1 Imports, Inc.                                      18,600             474,300
   Pilgrims Pride Corp. Class B                              30,700             458,965
 * Pinnacle Entertainment, Inc.                               5,400              49,302
 * Pinnacle Systems, Inc.                                    21,300             177,642
 * Pinnacor, Inc.                                             7,100              16,117
 * Pioneer Natural Resources Co.                             50,700           1,437,852
 * Pixelworks, Inc.                                          10,700             141,240
 * Plains Exploration & Production Co.                        6,120              85,741
 * Plains Resources, Inc.                                     7,900             122,608
 * Planar Systems, Inc.                                         800              19,040
 * Plato Learning, Inc.                                      14,800             146,964
 * Plexus Corp.                                              13,500             239,625
 * PLX Technology, Inc.                                       3,800              35,720
   PMI Group, Inc.                                          117,100           4,359,633
   Pogo Producing Co.                                        39,900           1,737,645
 * Polycom, Inc.                                             40,400             800,728
   PolyMedica Corp.                                          10,600             274,752
 * Polyone Corp.                                              1,500               8,925
   Pomeroy IT Solutions, Inc.                                10,400             151,944
   Potlatch Corp.                                            11,800             380,550
 * Powell Industries, Inc.                                    1,400              23,604
 * Power-One, Inc.                                           22,100             186,303
 * Powerwave Technologies, Inc.                              20,400             151,980
 * PRAECIS Pharmaceuticals, Inc.                             18,600             141,360
   Precision Castparts Corp.                                 47,700           1,932,804
 * Premier Financial Bancorp                                    400               3,220
   Presidential Life Corp.                                      448               6,496
 * Presstek, Inc.                                            16,700             134,435
 * PRG-Schultz International, Inc.                           35,800             177,210
 * Price Communications Corp.                                11,465             147,325
 * Pride International, Inc.                                 78,700           1,255,265
 * Prime Hospitality Corp.                                   40,600             447,412
 * Prime Medical Services, Inc.                               7,900              40,053
   Principal Financial Group, Inc.                          306,300          10,141,593
 * Proassurance Corp.                                        15,200             469,680
 * Procom Technology, Inc.                                      900                 401
 * Progenics Pharmaceuticals, Inc.                            1,400              24,556
 * Protection One, Inc.                                      27,400              12,330
   Protective Life Corp.                                     18,700             614,295
 * Protein Design Labs, Inc.                                 30,500             422,730
   Proton Energy Systems, Inc.                                2,000               5,240
   Providence & Worcester Railroad Co.                        1,500              13,620
   Provident Financial Group, Inc.                            5,100             157,896
   Provident Financial Holdings, Inc.                           450              15,080
 * Providian Financial Corp.                                117,300           1,325,490
 * Province Healthcare Co.                                   14,300             219,219
   Prudential Financial, Inc.                               503,600          19,695,796
 * PSS World Medical, Inc.                                   64,000             656,000
 * PTEK Holdings, Inc.                                        8,400              73,248
   Pulitzer, Inc.                                             1,600              84,800
   Pulte Homes Inc.                                          70,511           6,736,621
 * PW Eagle, Inc.                                               500               2,000
   Quaker Fabric Corp.                                        5,800              50,634
   Quanex Corp.                                              12,100             478,313
 * Quanta Services, Inc.                                     18,400             140,760
 * Quantum Corp.- DLT                                         2,500               7,900
   Questar Corp.                                             37,800           1,289,736
 * Quicklogic Corp.                                           2,100   $          13,104
 * Quidel Corp.                                               1,600              13,760
 * Quovadx, Inc.                                              5,400              26,298
 * Qwest Communications International,
     Inc.                                                   565,100           2,068,266
   Radian Group, Inc.                                       123,304           6,085,052
 * Radio One, Inc.                                           12,500             219,500
 * RadiSys Corp.                                              7,200             132,480
 * Railamerica, Inc.                                         23,700             268,995
 * Rainbow Technologies, Inc.                                 6,200              76,880
 * Ralcorp Holdings, Inc.                                     5,100             154,428
 * Range Resources Corp.                                     20,600             162,740
 * Raytech Corp.                                              4,000              14,800
   Raytheon Co.                                             276,200           7,653,502
 * RC2 Corp.                                                  3,900              82,992
 * RCM Technologies, Inc.                                       800               5,824
 * RCN Corp.                                                 18,600              18,972
 * RealNetworks , Inc.                                       43,700             260,889
 * Redhook Ale Brewery, Inc.                                  5,900              17,576
   Reebok International, Ltd.                                27,200           1,094,528
   Regal-Beloit Corp.                                         6,800             140,420
 * Regent Communications, Inc.                               33,700             219,387
   Regions Financial Corp.                                    3,000             111,330
 * Register.Com, Inc.                                         9,900              48,015
   Reinsurance Group of America, Inc.                        39,400           1,463,710
   Reliance Steel & Aluminum Co.                             10,600             312,488
 * Reliant Resources, Inc.                                  124,900             819,344
 * Remec, Inc.                                               19,200             215,424
 * RemedyTemp, Inc.                                             400               4,388
 * Rent-Way, Inc.                                             9,500              70,395
   Republic Bankshares, Inc.                                    800              23,864
 * Republic First Bancorp, Inc.                                 500               6,505
 * Res-Care, Inc.                                             1,610              11,834
   Resource America, Inc.                                    16,600             216,298
 * Respironics, Inc.                                          6,200             282,100
 * Restoration Hardware, Inc.                                 4,500              27,585
 * Retek, Inc.                                               16,500             171,270
 * Rex Stores Corp.                                           4,250              66,853
 * RF Monolithics, Inc.                                       8,100              71,037
   Richardson Electronics, Ltd.                              13,800             140,760
   Riggs National Corp.                                      20,200             346,632
 * Riviera Holdings Corp.                                       300               1,634
   RJ Reynolds Tobacco Holdings, Inc.                        13,900             767,280
   RLI Corp.                                                  8,600             311,320
 * RMH Teleservices, Inc.                                     6,500              33,540
   Roadway Corp.                                              3,500             178,500
   Robbins & Myers, Inc.                                      4,700             103,682
   Rock of Ages Co.                                             300               1,737
   Rock-Tenn Co. Class A                                     16,700             265,530
 * Rocky Shoes & Boots, Inc.                                    300               5,190
 * Rofin-Sinar Technologies, Inc.                               800              25,736
 * Rogue Wave Software, Inc.                                  2,200              14,454
   Rohm & Haas Co.                                            1,000              40,150
   Roto-Rooter, Inc.                                          1,200              44,172
 * Rowan Companies, Inc.                                    123,400           2,612,378
   RPM, Inc.                                                 92,000           1,391,960
 * RSA Security, Inc.                                        24,400             358,680
 * RTI International Metals, Inc.                            20,900             283,195
 * Rubio's Restaurants, Inc.                                    600               3,630
   Ruddick Corp.                                              4,100              69,290
 * Rush Enterprises, Inc. Class A                               500               3,865

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Rush Enterprises, Inc. Class B                               500   $           4,090
   Russ Berrie & Co., Inc.                                   10,100             336,835
   Russell Corp.                                             25,800             474,462
 * Ryan's Family Steak Houses, Inc.                          43,050             638,862
   Ryder System, Inc.                                        83,000           2,588,770
   Ryerson Tull, Inc.                                           500               4,505
   Ryland Group, Inc.                                        11,000           1,013,650
   Safeco Corp.                                             107,900           4,038,697
 * Safeguard Scientifics, Inc.                               22,700              77,634
   Saint Paul Companies, Inc.                                73,100           2,712,010
 * Saks, Inc.                                               129,550           1,992,479
 * Salton, Inc.                                               4,200              56,532
 * San Filippo (John B.) & Son, Inc.                            400              15,920
   Sanders Morris Harris Group, Inc.                          1,100              10,945
 * Sandisk Corp.                                             23,500           1,900,210
 * Sangamo BioSciences, Inc.                                 28,600             130,416
 * Sanmina Corp.                                            169,700           2,068,643
   Saucony, Inc. Class B                                        300               4,980
   Sauer-Danfoss, Inc.                                        6,000              96,000
 * Savient Pharmaceuticals, Inc.                             12,200              60,268
   SBC Communications, Inc.                                 205,000           4,772,400
 * Schein (Henry), Inc.                                      16,900           1,137,201
   Schulman (A.), Inc.                                       26,300             514,165
   Schweitzer-Maudoit International, Inc.                     8,100             224,532
   Scientific-Atlanta, Inc.                                  46,700           1,348,696
 * SCM Microsystems, Inc.                                     7,900              65,570
 * SCS Transportation, Inc.                                  11,200             186,256
   Seaboard Corp.                                             1,100             253,550
 * Seabulk International, Inc.                                2,100              18,375
 * Seachange International, Inc.                              7,500             112,875
   Seacoast Financial Services Corp.                          7,600             208,620
 * Seacor Smit, Inc.                                         12,550             478,657
 * Seagate Tax Refund Escrow Shares                           2,700                   0
 * Sealed Air Corp.                                          39,700           2,094,969
   Sears, Roebuck & Co.                                      96,900           5,345,004
 * Selectica, Inc.                                           31,400             145,696
   Selective Insurance Group, Inc.                           22,600             732,466
 * Semitool, Inc.                                            26,400             300,432
 * SEMX Corp.                                                   100                  10
 * Sequa Corp. Class A                                        3,300             157,575
 * Sequa Corp. Class B                                          900              44,055
 * Serologicals Corp.                                        27,200             469,200
 * Service Corp. International                              178,300             882,585
 * SFBC International, Inc.                                   1,000              25,750
 * Sharper Image Corp.                                        2,300              72,726
 * Shaw Group, Inc.                                           3,600              46,872
   Sherwin-Williams Co.                                       3,500             113,505
 * Shiloh Industries, Inc.                                    4,000              18,060
 * Shoe Carnival, Inc.                                        3,000              54,240
 * Shopko Stores, Inc.                                       11,900             198,135
 * Silicon Storage Technology, Inc.                          32,300             438,311
 * Silicon Valley Bancshares                                 13,700             503,201
 * SimpleTech, Inc.                                           2,700              18,141
 * Sinclair Broadcast Group, Inc.
     Class A                                                 29,200             334,924
 * Sipex Corp.                                               30,000             282,000
 * Sitel Corp.                                                2,000               4,700
 * Six Flags, Inc.                                           29,600             199,800
 * Skechers U.S.A., Inc. Class A                              5,300              39,379
   Skyline Corp.                                              1,000              32,100
   Skywest, Inc.                                              9,500             163,875
 * Skyworks Solutions, Inc.                                  55,980   $         492,064
 * SL Industries, Inc.                                          400               3,220
 * Smart & Final Food, Inc.                                   7,800              71,214
 * Smith & Wollensky Restaurant Group,
     Inc.                                                     3,700              21,608
   Smith (A.O.) Corp.                                        13,400             470,876
   Smith (A.O.) Corp. Convertible
     Class A                                                  2,200              77,308
 * Smithfield Foods, Inc.                                    60,100           1,409,345
 * Smurfit-Stone Container Corp.                            219,100           3,584,476
 * Sola International, Inc.                                  10,100             197,960
 * Solectron Corp.                                          370,900           2,169,765
   Sonic Automotive, Inc.                                    23,300             523,085
 * SonicWALL, Inc.                                           41,100             328,389
   Sound Federal Bancorp, Inc.                                2,900              48,865
 * SoundView Technology Group, Inc.                           8,080             124,755
 * Source Information Management, Inc.                       11,400             110,466
 * Sourcecorp, Inc.                                           6,000             146,760
   South Financial Group, Inc.                               26,300             749,550
   South Jersey Industries, Inc.                              3,300             130,020
 * Southern Energy Homes, Inc.                                3,200               8,480
 * Southern Union Co.                                        23,483             429,269
 * Southwestern Energy Co.                                   11,300             230,633
   Sovereign Bancorp, Inc.                                  203,300           4,606,778
 * Spartan Stores, Inc.                                       6,700              32,830
 * Specialty Laboratories, Inc.                               6,900             115,230
 * Spectrum Control, Inc.                                     3,500              24,924
 * Spherion Corp.                                            23,500             210,090
 * Spiegel, Inc. Class A Non-Voting                          24,200               2,118
 * Spinnaker Exploration Co.                                 10,600             279,204
 * Sport Chalet, Inc.                                           500               4,670
 * Sports Club Co., Inc.                                        500               1,000
   Sprint Corp.                                             214,800           3,219,852
 * SPS Technologies, Inc.                                     6,000             293,760
 * SPX Corp.                                                 34,800           1,889,640
 * SR Telecom, Inc.                                              73                 416
   SS&C Technologies, Inc.                                    1,100              32,450
   St. Joe Corp.                                              1,900              66,120
 * Staar Surgical Co.                                         8,200              90,126
 * Stamps.com, Inc.                                          21,300             133,125
   StanCorp Financial Group, Inc.                            23,600           1,476,416
   Standard Commercial Corp.                                  2,000              41,700
 * Standard Management Corp.                                    700               2,289
 * Standard Microsystems Corp.                                7,300             195,640
   Standard Pacific Corp.                                    19,700             983,621
   Standard Register Co.                                     15,000             238,200
   Starwood Hotels and Resorts
     Worldwide, Inc.                                         53,200           1,833,804
   State Auto Financial Corp.                                15,100             392,449
   Staten Island Bancorp, Inc.                               32,000             736,000
 * Steel Dynamics, Inc.                                      31,400             628,628
   Steel Technologies, Inc.                                   1,000              15,400
   Steelcase, Inc. Class A                                   42,100             522,040
 * Stein Mart, Inc.                                          10,400              92,664
 * Steinway Musical Instruments, Inc.                           600              14,340
 * Stellent, Inc.                                             8,200              80,934
   Stepan Co.                                                 1,100              27,566
 * Sterling Financial Corp.                                  10,236             344,032
   Stewart & Stevenson Services, Inc.                         2,200              30,888
 * Stewart Enterprises, Inc.                                 36,500             170,455
 * Stewart Information Services Corp.                        12,000             463,560

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Stillwater Mining Co.                                     10,200   $          85,884
 * Stone Energy Corp.                                        12,300             459,528
 * Stoneridge, Inc.                                          15,800             210,930
 * Storage Technology Corp.                                  50,100           1,262,520
 * Stratasys, Inc.                                              400              18,000
   Strategic Distribution, Inc.                                 200               3,002
 * Stratus Properties, Inc.                                     500               5,290
   Stride Rite Corp.                                         29,589             342,345
 * Suburban Lodges of America, Inc.
   Escrow Shares                                                900                   0
 * Summa Industries, Inc.                                     2,200              19,360
 * Summit America Television, Inc.                            8,000              28,800
 * Sun Microsystems, Inc.                                   932,000           3,979,640
   Sunoco, Inc.                                              29,300           1,406,693
 * Sunrise Senior Living, Inc.                               10,100             348,652
   Sunrise Telecom, Inc.                                     13,300              51,870
   Supervalu, Inc.                                           58,500           1,510,470
   Supreme Industries, Inc.                                     110                 641
   Susquehanna Bancshares, Inc.                              10,400             276,848
 * Swift Energy Corp.                                        25,900             367,521
 * Swift Transportation, Inc.                                 6,120             121,910
 * Switchboard, Inc.                                          4,800              32,160
   SWS Group, Inc.                                           10,800             203,148
 * Sycamore Networks, Inc.                                  119,400             635,208
 * Sykes Enterprises, Inc.                                   12,700             116,078
 * Sylvan Learning Systems, Inc.                             33,800           1,094,106
   Symbol Technologies, Inc.                                  1,550              21,623
 * Symmetricom, Inc.                                         17,642             124,094
 * Syms Corp.                                                17,000             117,980
   Sypris Solutions, Inc.                                       800              10,920
 * Systems & Computer Technology
     Corp                                                    13,900             212,670
 * Tarrant Apparel Group                                      1,100               4,400
   TB Woods Corp.                                             5,400              42,660
 * TBC Corp.                                                  9,400             278,522
 * TeamStaff, Inc.                                              300                 663
 * Tech Data Corp.                                           25,700             946,788
 * TechTeam Global, Inc.                                      5,200              35,100
   Tecumseh Products Co. Class A                              2,600             107,016
   Telephone & Data Systems, Inc.                            40,300           2,526,810
 * Teletech Holdings, Inc.                                   25,200             253,260
 * Tellabs, Inc.                                            197,000           1,576,000
 * Telular Corp.                                              3,400              24,956
   Temple-Inland, Inc.                                       15,500             876,215
 * Tenet Healthcare Corp.                                   285,150           4,166,042
 * Tenneco Automotive, Inc.                                   2,380              13,209
 * Teradyne, Inc.                                            74,300           1,870,131
 * Terayon Communication Systems, Inc.                       27,300             163,254
 * Terex Corp.                                               42,500           1,096,075
 * Terra Industries, Inc.                                    34,300             110,789
 * Tesoro Petroleum Corp.                                    16,700             211,756
 * Tetra Tech, Inc.                                          18,600             474,300
 * Tetra Technologies, Inc.                                   8,400             188,160
   Texas Industries, Inc.                                    23,200             677,672
   Textron, Inc.                                             35,700           1,779,288
 * The Banc Corp.                                             4,200              36,624
   The Brink's Co.                                           20,300             450,660
 * The Dress Barn, Inc.                                      14,800             216,672
   The Marcus Corp.                                           8,000             119,600
   The Phoenix Companies, Inc.                               33,800             380,250
 * The Sports Authority, Inc.                                 8,103             352,481
 * Theragenics Corp.                                          4,100   $          20,131
 * Thermo-Electron Corp.                                     48,545           1,160,226
 * TheStreet.com, Inc.                                        6,700              30,619
 * Third Wave Technologies                                   16,800              72,240
   Thomas & Betts Corp.                                      73,600           1,530,880
   Thomas Industries, Inc.                                    5,100             160,752
 * Thoratec Corp.                                            49,800             701,682
 * THQ, Inc.                                                 12,838             206,563
 * Three-Five Systems, Inc.                                   6,500              34,645
 * TIBCO Software, Inc.                                      72,900             426,465
   Tidewater, Inc.                                           15,300             422,433
 * Tier Technologies, Inc. Class B                              300               2,343
 * Time Warner Telecom, Inc.                                 11,400             120,270
 * Time Warner, Inc                                       1,050,500          17,102,140
   Timken Co.                                                35,900             614,967
 * Titan Corp.                                               12,100             258,335
   Todd Shipyards Corp.                                       1,100              19,855
 * Toll Brothers, Inc.                                       34,400           1,424,504
 * Tollgrade Communications, Inc.                             4,400              76,164
 * Torch Offshore, Inc.                                       5,700              29,754
   Torchmark Corp.                                           79,000           3,483,900
 * Toreador Resources Corp.                                     500               1,450
 * Tower Automotive, Inc.                                     4,800              21,840
 * Toys R Us, Inc.                                          147,400           1,730,476
   Traffix, Inc.                                             18,100              90,500
 * Trammell Crow Co.                                         32,400             435,780
 * Trans World Entertainment Corp.                           46,600             329,462
 * Transkaryotic Therapies, Inc.                              9,400             122,106
 * Transmontaigne Oil Co.                                    11,700              70,317
 * Transport Corp. of America                                   500               3,525
 * Transpro, Inc.                                             8,100              27,378
 * TRC Companies, Inc.                                        2,000              40,420
   Tredegar Industries, Inc.                                 16,400             252,560
 * Triad Guaranty, Inc.                                       5,600             261,240
 * Triad Hospitals, Inc.                                     30,562           1,057,445
   Tribune Co.                                               43,200           2,110,320
 * Trident Microsystems, Inc.                                 3,200              84,224
   Trinity Industries, Inc.                                  25,800             669,510
 * TriPath Imaging, Inc.                                     19,800             180,576
 * Triquint Semiconductor, Inc.                              31,700             256,136
 * Triumph Group                                              5,600             182,504
 * TriZetto Group, Inc.                                      29,900             192,855
 * Trover Solutions, Inc.                                     2,800              19,390
 * TTM Technologies, Inc.                                    12,400             209,560
 * Tufco Technologies, Inc.                                     300               1,857
 * Turnstone Systems, Inc.                                   24,700              71,383
   Tyco International, Ltd.                                   9,732             223,349
 * Tyler Technologies, Inc.                                  25,700             215,880
   Tyson Foods, Inc. Class A                                188,330           2,570,705
 * U.S. Concrete, Inc.                                       11,700              69,018
 * U.S. Xpress Enterprises, Inc. Class A                        800              10,680
 * UICI                                                      45,600             629,736
 * Ulticom, Inc.                                             21,900             236,958
 * Ultimate Electronics, Inc.                                 3,600              29,700
 * Ultratech Stepper, Inc.                                    5,500             166,650
   UMB Financial Corp.                                        9,870             481,557
 * Unifi, Inc.                                                8,900              45,657
   Unifirst Corp.                                             4,600             106,858
 * Uni-Marts, Inc.                                              500                 798
   Union Pacific Corp.                                      211,600          13,474,688
   Union Planters Corp.                                       3,000             103,530

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Unionbancal Corp.                                          1,000   $          56,960
 * Uniroyal Technology Corp.                                  1,600                   0
 * Unisys Corp.                                              68,700           1,121,184
 * Unit Corp.                                                15,400             317,240
   United Auto Group, Inc.                                   14,900             368,030
   United Community Financial Corp.                          34,000             381,480
 * United Online, Inc.                                       23,700             431,577
 * United Rentals, Inc.                                      60,100           1,113,052
 * United States Cellular Corp.                              32,800           1,134,880
   United States Steel Corp.                                 63,300           1,573,005
 * United Stationers, Inc.                                   10,400             419,640
 * United Therapeutics Corp.                                  7,700             144,914
   Unitrin, Inc.                                              2,300              87,009
   Unity Bancorp, Inc.                                        1,470              17,434
 * Universal American Financial Corp.                        52,300             544,443
 * Universal Compression Holdings, Inc.                      10,800             253,260
   Universal Corp.                                            8,000             341,760
   Universal Forest Products, Inc.                           16,700             508,348
 * Universal Stainless & Alloy Products,
     Inc.                                                     2,500              21,075
 * Univision Communications, Inc.
     Class A                                                  1,530              55,202
 * Unova, Inc.                                               29,400             703,248
   UnumProvident Corp.                                       82,600           1,233,218
 * Urologix, Inc.                                            12,600              71,316
 * URS Corp.                                                 12,100             275,880
 * US Oncology, Inc.                                         82,300             837,814
 * USA Truck, Inc.                                            2,100              22,638
   Usec, Inc.                                                56,800             427,704
   USF Corp.                                                  8,500             280,755
 * Vail Resorts, Inc.                                        14,600             222,358
   Valero Energy Corp.                                       85,400           3,680,740
   Valhi, Inc.                                               18,700             258,434
 * Valpey Fisher Corp.                                          300                 948
 * ValueClick, Inc.                                          26,600             222,110
 * Valuevision Media, Inc. Class A                            9,800             151,900
 * Vans, Inc.                                                 5,200              66,560
 * Varco International, Inc.                                  4,500              83,205
 * Variflex, Inc.                                               300               1,863
 * Vastera, Inc.                                             12,164              47,440
 * Veeco Instruments, Inc.                                   16,900             498,550
 * VeriSign, Inc.                                            96,300           1,561,023
 * Veritas Software Co.                                           1                  38
 * Verity, Inc.                                               7,000             100,520
   Verizon Communications, Inc.                             125,000           4,096,250
   Viacom, Inc. Class A                                      85,800           3,377,946
   Viacom, Inc. Class B                                     818,500          32,183,420
 * Viasat, Inc.                                              11,300             240,351
 * Viasys Healthcare, Inc.                                    3,717              76,087
 * Vical, Inc.                                                  500               2,510
 * Vicon Industries, Inc.                                       300               1,242
 * Vicor Corp.                                               16,500             189,750
 * Video Display Corp.                                          300               3,660
   Vintage Petroleum, Inc.                                   70,000             728,700
 * Vishay Intertechnology, Inc.                              78,711           1,653,718
   Visteon Corp.                                              1,000               7,850
 * Vitesse Semiconductor, Inc.                               49,700             362,810
 * Volt Information Sciences, Inc.                           15,600             318,240
 * Vyyo, Inc.                                                 1,400               9,828
   Wachovia Corp.                                             6,232             285,114
 * Wackenhut Corrections Corp.                                2,000   $          43,300
   Walter Industries, Inc.                                   29,640             362,794
 * Waste Connections, Inc.                                    9,700             358,900
   Waste Industries USA, Inc.                                16,100             147,235
 * WatchGuard Technologoes, Inc.                             15,700              97,497
 * Water Pik Technologies, Inc.                               6,000              76,200
   Watsco, Inc. Class A                                      23,900             555,436
 * Watson Pharmaceuticals, Inc.                              58,200           2,743,548
   Watts Water Technologies, Inc.                             8,800             180,400
   Wausau-Mosinee Paper Corp.                                29,200             359,160
   Waypoint Financial Corp.                                   3,045              65,376
 * WebMD Corp.                                              169,600           1,551,840
   Wellman, Inc.                                              2,700              23,490
   Werner Enterprises, Inc.                                  43,332             786,476
   Wesco Financial Corp.                                      1,110             387,446
 * WESCO International, Inc.                                    900               8,055
 * West Marine, Inc.                                          8,100             204,201
 * Westcoast Hospitality Corp.                                  900               4,410
   Westcorp, Inc.                                            13,320             498,834
 * Westport Resources Corp.                                  18,231             494,060
 * Wet Seal, Inc. Class A                                     7,900              81,133
   Weyerhaeuser Co.                                          78,800           4,491,600
 * WFS Financial, Inc.                                        9,100             379,470
 * Whitehall Jewelers, Inc.                                   5,142              54,557
   Whitney Holdings Corp.                                     5,850             229,379
 * Wickes, Inc.                                                 400                 212
 * William Lyon Homes, Inc.                                  11,500             746,350
 * Williams Industries, Inc.                                    300               1,056
 * Willis Lease Finance Corp.                                 1,200               8,100
 * Wilshire Oil Co. of Texas                                    600               3,876
 * Wind River Systems, Inc.                                  16,600             108,066
   Winn-Dixie Stores, Inc.                                   12,400             111,972
   Wintrust Financial Corp.                                     800              35,832
 * Wireless Facilities, Inc.                                 17,600             255,728
 * Wiser Oil Co.                                              2,700              19,035
 * Witness Systems, Inc.                                      4,100              36,859
 * WMS Industries, Inc.                                       9,100             242,970
 * Wolverine Tube, Inc.                                       1,200               6,312
   Woodward Governor Co.                                      4,800             239,424
 * Workflow Management, Inc.                                  3,500              17,360
 * World Acceptance Corp.                                     3,200              61,824
 * WorldQuest Networks, Inc.                                  1,700               5,440
 * Worldwide Restaurant Concepts, Inc.                       10,500              30,660
   Worthington Industries, Inc.                              69,000             988,080
 * Xanser Corp.                                              10,600              24,804
 * Xerox Corp.                                              158,800           1,934,184
 * Xeta Corp.                                                 1,200               7,320
 * XM Satellite Radio Holdings, Inc.                         32,200             803,390
 * Yahoo!, Inc.                                               2,076              89,226
 * Yellow Corp.                                              22,400             684,768
   York International Corp.                                   3,600             143,820
 * Zapata Corp.                                                 200              10,550
 * Zoltek Companies, Inc.                                    16,800              73,080
 * Zomax, Inc.                                                8,600              46,268
 * Zoran Corp.                                               12,542             230,271
 * Zygo Corp.                                                15,000             243,900
                                                                      -----------------
 TOTAL COMMON STOCKS
   (Cost $825,899,025)                                                    1,066,674,321
                                                                      -----------------

                                                             SHARES              VALUE+
                                                     --------------   -----------------
RIGHTS/WARRANTS -- (0.0%)
 * Chart Industries, Inc. Warrants 09/15/10                       3   $              13
 * Chiquita Brands International, Inc. Warrants
     03/19/09                                                 1,687              10,628
 * Orbital Science Corp. Warrants 08/31/04                      213               1,001
 * Timco Aviation Services Warrants 02/27/07                    229                   0
                                                                      -----------------
 TOTAL RIGHTS/WARRANTS
   (Cost $43,938)                                                                11,642
                                                                      -----------------

                                                          FACE
                                                         AMOUNT
                                                     --------------
                                                         (000)
BONDS -- (0.0%)
 * Timco Aviation Services, Inc. Jr Subordinated
     Note 8.000%, 01/02/07 (Cost $0)                 $            0                   0
                                                                      -----------------
 TEMPORARY CASH INVESTMENTS -- (1.8%)
   Repurchase Agreement, PNC Capital Markets, Inc.
     0.82%, 12/01/03 (Collateralized by
     $19,661,000 FMC Discount Notes 1.11%,
     03/25/04, valued at $19,587,271) to be
     repurchased at $19,284,318
     (Cost $19,283,000)                                      19,283          19,283,000
                                                                      -----------------
 TOTAL INVESTMENTS -- (100.0%) (Cost $845,225,963)++                  $   1,085,968,963
                                                                      =================

----------
  +  See Note B to Financial Statements.
 ++  The cost for federal income tax is $845,835,148.
  *  Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                       THE TAX-MANAGED U.S. EQUITY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2003

                                                             SHARES              VALUE+
                                                     --------------   -----------------
COMMON STOCKS -- (98.4%)
   21st Century Insurance Group                                 600   $           8,400
 * 3-D Systems Corp.                                            300               2,730
 * 3COM Corp.                                                17,500             130,900
   3M Co.                                                    13,900           1,098,656
 * 4Kids Entertainment, Inc.                                    700              18,795
 * 7-Eleven, Inc.                                             2,800              45,920
 * 99 Cents Only Stores                                       1,800              49,878
 * @Road, Inc.                                                  500               6,295
   A. G. Edwards, Inc.                                        1,000              36,740
 * A.C. Moore Arts & Crafts, Inc.                               500              10,985
 * aaiPharma, Inc.                                              150               2,727
 * AAR Corp.                                                  1,000              10,460
   Abbott Laboratories                                       24,400           1,078,480
 * Abercrombie & Fitch Co.                                    3,100              90,985
 * Abgenix, Inc.                                              4,300              48,461
 * Abiomed, Inc.                                                500               3,694
   ABM Industries, Inc.                                         500               7,925
 * ABX Air, Inc.                                                600               2,370
 * Acacia Research-Acacia Technologies
     Common Stock                                               110                 605
 * Acacia Research-CombiMatrix
     Corp.                                                       61                 246
 * Accredo Health, Inc.                                       2,350              73,085
 * Ace Cash Express, Inc.                                       100               1,929
 * Aclara Biosciences, Inc.                                     200                 640
 * Acme Communications, Inc.                                    500               4,250
 * Actel Corp.                                                  700              19,187
   Action Performance Companies, Inc.                           500               9,710
 * ActivCard Corp.                                            1,300              11,297
 * Active Power, Inc.                                           600               2,016
 * Activision, Inc.                                           3,200              48,960
 * Actuant Corp.                                              1,200              37,260
 * Actuate Corp.                                                800               2,520
 * Acxiom Corp.                                               3,700              61,457
 * Adaptec, Inc.                                              3,900              34,359
 * ADC Telecommunications, Inc.                              25,100              61,746
 * Administaff, Inc.                                          1,100              16,456
   Adobe Systems, Inc.                                        7,800             322,296
 * Adolor Corp.                                               1,100              21,703
   Adtran, Inc.                                               1,100              72,402
 * Advance Auto Parts Inc.                                    1,500             122,430
 * Advance PCS                                                3,100             172,546
 * Advanced Digital Information Corp.                         1,800              27,306
 * Advanced Energy Industries, Inc.                             600              15,840
 * Advanced Fibre Communications,
     Inc.                                                     3,800              84,930
   Advanced Marketing Services, Inc.                            800               9,320
 * Advanced Medical Optics, Inc.                              1,022              20,144
 * Advanced Micro Devices, Inc.                              15,800             284,084
 * Advanced Neuromodulation
     Systems, Inc.                                              750              31,642
 * Advent Software, Inc.                                      1,000              17,510
   Advo, Inc.                                                   750              22,657
 * AEP Industries, Inc.                                         300               2,169
 * Aeroflex, Inc.                                             1,700              21,573
 * AES Corp.                                                 27,800             246,586
 * Aether Systems, Inc.                                       1,200               5,964
 * AFC Enterprises, Inc.                                        500   $           8,625
 * Affiliated Computer Services, Inc.
     Class A                                                  4,700             235,658
 * Affiliated Managers Group, Inc.                            1,300              86,450
 * Affymetrix, Inc.                                           1,100              27,137
   AFLAC, Inc.                                               30,700           1,104,279
 * Aftermarket Technology Corp.                               1,200              15,972
 * Agco Corp.                                                 4,800              82,560
 * Agere Systems, Inc. Class A                                  511               1,809
 * Agile Software Corp.                                       1,800              19,782
 * Agilent Technologies, Inc.                                23,000             650,440
   Agilysys, Inc.                                             1,100              12,386
   AGL Resources, Inc.                                        1,000              28,400
 * Air Methods Corp.                                            500               4,525
   Air Products & Chemicals, Inc.                             5,300             254,082
   Airgas, Inc.                                               2,400              46,512
 * Airspan Networks, Inc.                                       200                 482
 * Airtran Holdings, Inc.                                     1,200              17,712
 * AK Steel Holding Corp.                                     5,800              17,400
 * Akorn, Inc.                                                  100                 185
   Alabama National Bancorporation                              500              27,000
 * Alaris Medical, Inc.                                       3,500              55,685
 * Alaska Air Group, Inc.                                     1,200              34,512
   Albany International Corp.
     Class A                                                  1,200              37,212
 * Albany Molecular Research, Inc.                              800              11,280
   Albemarle Corp.                                              500              14,150
   Alberto-Culver Co. Class B                                 2,900             177,103
   Alcoa, Inc.                                               18,800             616,828
   Alexander & Baldwin, Inc.                                  1,000              31,460
 * Alexion Pharmaceuticals, Inc.                                600              11,250
   Alfa Corp.                                                   900              11,421
 * Align Technology, Inc.                                       800              14,408
 * Alkermes, Inc.                                             1,500              19,620
 * Allegheny Corp.                                              104              21,424
 * Allegheny Energy, Inc.                                     8,400              90,300
   Allegheny Technologies, Inc.                                  21                 172
   Allegiant Bancorp, Inc.                                      500              14,025
   Allergan, Inc.                                             7,800             582,894
   ALLETE, Inc.                                               1,500              44,655
 * Alliance Data Systems Corp.                                1,700              50,966
 * Alliance Gaming Corp.                                        500              13,100
 * Alliance Semiconductor Corp.                               1,200               9,912
   Alliant Energy Corp.                                         500              12,225
 * Alliant Techsystems, Inc.                                  1,550              79,096
 * Allied Defense Group, Inc.                                   300               6,309
 * Allied Healthcare International, Inc.                        100                 556
 * Allied Waste Industries, Inc.                             10,000             124,500
 * Allmerica Financial Corp.                                  3,000              82,050
 * Allos Therapeutics, Inc.                                     400               1,096
 * Alloy, Inc.                                                1,100               5,918
 * Allscripts Healthcare Solutions, Inc.                        800               4,344
   Allstate Corp.                                            15,600             629,928
   Alltel Corp.                                               4,300             195,263
   Alpharma, Inc. Class A                                     1,400              28,210
 * Altera Corp.                                               8,300             210,239
   Altria Group, Inc.                                        18,400             956,800
 * Amazon.com, Inc.                                          13,800             746,028

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Ambac Financial Group, Inc.                                6,600   $         453,750
   Ambassadors Group, Inc.                                      100               2,138
   Ambassadors, Inc.                                            100               1,308
 * AMC Entertainment, Inc.                                    1,400              21,210
   Amcol International Corp.                                    500               7,160
   Amcore Financial, Inc.                                       500              13,625
   Amerada Hess Corp.                                         1,500              71,055
 * Amerco, Inc.                                                 100               2,728
   Ameren Corp.                                                 500              22,065
 * America West Holdings Corp.
     Class B                                                    200               3,020
 * American Axle & Manufacturing
     Holdings, Inc.                                           3,400             134,742
   American Capital Strategies, Ltd.                            500              14,625
 * American Eagle Outfitters, Inc.                            3,000              55,350
   American Electric Power Co., Inc.                          6,000             166,140
   American Express Co.                                      59,100           2,701,461
   American Financial Group, Inc.                             1,000              24,520
 * American Greetings Corp. Class A                           3,800              80,256
 * American Healthways, Inc.                                    200               9,264
   American International Group, Inc.                       180,000          10,431,000
 * American Italian Pasta Co.                                 1,200              45,600
 * American Management Systems,
     Inc.                                                     1,300              19,383
 * American Medical Security Group,
     Inc.                                                       600              13,494
 * American Medical Systems Holdings,
     Inc.                                                     1,100              25,003
   American National Insurance Co.                              500              41,965
 * American Pacific Corp.                                       100                 945
 * American Pharmaceutical Partners,
     Inc.                                                     2,100              75,810
 * American Physicians Capital, Inc.                            500               8,250
   American Power Conversion Corp.                            6,500             142,090
 * American Retirement Corp.                                    100                 310
 * American Science & Engineering,
     Inc.                                                       500               6,475
 * American Standard Companies, Inc.                          2,400             239,280
   American States Water Co.                                    500              12,135
 * American Superconductor Corp.                                800               8,448
 * American Tower Corp.                                      11,300             128,594
 * American West Bancorporation                                 121               2,710
 * America's Car-Mart, Inc.                                     200               5,872
 * Americredit Corp.                                         10,100             135,845
 * AMERIGROUP Corp.                                           1,100              48,301
   AmeriServe Financial, Inc.                                   700               3,500
   AmerisourceBergen Corp.                                    7,100             449,359
 * Ameritrade Holding Corp.                                  11,000             138,270
   AmerUs Group Co.                                           1,400              50,330
   Ametek, Inc.                                               2,100              99,330
 * Amgen, Inc.                                               62,876           3,615,999
 * Amkor Technology, Inc.                                     4,000              78,080
 * AMN Healthcare Services, Inc.                              1,700              28,866
 * Amphenol Corp.                                             1,000              60,520
 * AMR Corp.                                                  7,600              97,508
   AmSouth Bancorporation                                     2,400              57,576
 * Amsurg Corp.                                               1,100              40,931
 * Amylin Pharmaceuticals, Inc.                               2,600              68,042
   Anadarko Petroleum Corp.                                  12,300             552,639
 * Anadigics, Inc.                                              100                 670
   Analog Devices, Inc.                                      12,500             621,875
   Analogic Corp.                                               500   $          21,000
 * Anaren, Inc.                                                 700              10,479
   Anchor Bancorp Wisconsin, Inc.                               500              12,545
 * Andrew Corp.                                               9,232             108,661
 * Andrx Group                                                4,100              90,036
   Anheuser-Busch Companies, Inc.                            18,100             937,942
 * Anixter International, Inc.                                1,700              39,185
 * Ann Taylor Stores Corp.                                    2,050              81,467
 * AnswerThink, Inc.                                          2,000              11,980
 * Ansys, Inc.                                                  500              19,295
 * Anthem, Inc.                                              10,899             786,036
 * Antigenics, Inc.                                             300               3,702
   AON Corp.                                                  4,400              96,536
 * APAC Teleservices, Inc.                                    1,000               2,810
   Apache Corp.                                               9,899             710,748
 * Aphton Corp.                                                 500               3,075
   Apogee Enterprises, Inc.                                     500               5,915
 * Apogent Technologies, Inc.                                 5,800             134,154
 * Apollo Group, Inc. (Class A)                               4,850             334,795
 * Apple Computer, Inc.                                      19,900             416,308
   Applebees International, Inc.                              2,800             108,388
   Applera Corporation - Applied
     Biosystems Group                                           200               4,294
   Applica, Inc.                                              1,100               8,030
 * Applied Extrusion Technologies, Inc.                         100                 249
 * Applied Films Corp.                                          500              16,595
 * Applied Materials, Inc.                                   86,300           2,097,090
 * Applied Micro Circuits Corp.                              14,700              94,962
   Applied Signal Technologies, Inc.                            500              10,900
 * Apria Healthcare Group, Inc.                               2,100              56,931
   Aptargroup, Inc.                                           2,200              76,802
 * aQuantive, Inc.                                            1,300              13,455
 * Aquila, Inc.                                              10,800              38,664
   ARAMARK Corp.                                              2,800              76,020
 * Arch Capital Group, Ltd.                                     100               3,696
   Arch Coal, Inc.                                            3,100              82,119
   Archer-Daniels Midland Co.                                14,900             212,921
   Arctic Cat, Inc.                                             600              14,262
 * Arena Pharmaceuticals, Inc.                                1,000               6,890
 * Argonaut Group, Inc.                                       1,400              22,400
 * Argosy Gaming Corp.                                        1,500              38,010
 * Ariba, Inc.                                                2,900               9,164
   Arkansas Best Corp.                                        1,000              31,380
 * Armor Holdings, Inc.                                       1,200              29,100
 * Arqule, Inc.                                                 800               3,936
 * Array BioPharma, Inc.                                      1,000               5,250
 * Arris Group, Inc.                                          2,200              14,190
 * Arrow Electronics, Inc.                                    5,100             119,238
   Arrow International, Inc.                                  1,600              43,040
 * Artesyn Technologies, Inc.                                 1,000               7,890
 * Arthrocare Corp.                                           1,000              24,600
 * Artisan Components, Inc.                                     500              10,334
 * Asbury Automotive Group, Inc.                              1,900              31,730
 * Ascential Software Corp.                                   1,225              30,992
   Ashland, Inc.                                                500              19,870
 * Ashworth, Inc.                                               600               4,890
 * Ask Jeeves, Inc.                                             500               9,660
 * Aspect Communications Corp.                                  900              13,248
 * Aspect Medical Systems, Inc.                                 500               4,755
 * Aspen Technology, Inc.                                     1,000               7,690
   Associated Banc-Corp.                                      1,000              42,100

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Astec Industries, Inc.                                       960   $          12,662
   Astoria Financial Corp.                                    1,200              44,856
 * ASV, Inc.                                                    100               2,832
 * Asyst Technologies, Inc.                                   1,300              23,725
   AT&T Corp.                                                 4,300              85,269
 * AT&T Wireless Services, Inc.                             185,200           1,389,000
 * Atari, Inc.                                                  600               2,460
 * AtheroGenics, Inc.                                           500               7,150
 * Atlantic Coast Airlines, Inc.                              2,600              28,418
 * Atmel Corp.                                               20,100             135,273
 * ATMI, Inc.                                                   700              16,100
   Atmos Energy Corp.                                           500              12,325
 * ATP Oil & Gas Corp.                                          500               2,530
 * Atrix Labs, Inc.                                             500              10,130
 * Atwood Oceanics, Inc.                                        500              12,845
 * Audiovox Corp. Class A                                       800              11,096
   Autodesk, Inc.                                             2,800              65,016
   Automatic Data Processing, Inc.                           10,500             401,415
 * AutoNation, Inc.                                          14,600             256,668
 * Autozone, Inc.                                             2,400             229,584
 * Avanex Corp.                                               1,300               6,162
 * Avatar Holdings, Inc.                                        100               3,385
 * Aviall, Inc.                                               1,200              19,200
 * Avid Technology, Inc.                                        900              47,592
 * Avigen, Inc.                                                 300               1,950
   Avista Corp.                                                 500               8,820
 * Avnet, Inc.                                                5,900             125,847
 * Avocent Corp.                                              1,800              68,922
   Avon Products, Inc.                                       11,300             774,050
   AVX Corp.                                                  4,500              67,950
 * Axcelis Technologies, Inc.                                 4,900              56,203
 * Aztar Corp.                                                  400               8,900
   B B & T Corp.                                              8,230             323,933
   Baker Hughes, Inc.                                         6,300             181,818
   Baldor Electric Co.                                          500              10,850
   Ball Corp.                                                 1,800             100,710
 * Bally Total Fitness Holding Corp.                          1,700              11,900
   BancorpSouth, Inc.                                         1,400              34,160
   Bank of America Corp.                                     23,500           1,772,605
   Bank of Hawaii Corp.                                       2,100              86,835
   Bank of New York Co., Inc.                                11,600             355,888
   Bank One Corp.                                            23,400           1,014,624
   Banknorth Group, Inc.                                      2,800              91,756
 * BankUnited Financial Corp. Class A                         1,300              33,085
   Banta Corp.                                                  500              19,900
   Bard (C.R.), Inc.                                          1,400             105,840
 * Barnes & Noble, Inc.                                       3,600             119,448
   Barnes Group, Inc.                                           500              14,965
 * barnesandnoble.com, inc.                                     300                 855
 * Barr Laboratories, Inc.                                    3,950             326,033
 * Barry (R.G.) Corp.                                           100                 595
   Bausch & Lomb, Inc.                                        2,000             100,460
   Baxter International, Inc.                                10,100             280,982
 * Bay View Capital Corp.                                     3,200              19,424
 * Baycorp Holdings, Ltd.                                         6                  79
 * BE Aerospace, Inc.                                           700               4,025
 * Bea Systems, Inc.                                          7,500              95,250
   Bear Stearns Companies, Inc.                               2,600             188,396
 * BearingPoint, Inc.                                        10,200              94,554
 * Beazer Homes USA, Inc.                                       600              64,026
 * Bebe Stores, Inc.                                          1,000              28,310
   Beckman Coulter, Inc.                                      1,300   $          66,495
   Becton Dickinson & Co.                                     8,900             356,267
 * Bed, Bath and Beyond, Inc.                                 7,400             312,576
   BEI Technologies, Inc.                                       700              12,369
   Belden, Inc.                                                 600              11,820
 * Bell Microproducts, Inc.                                   1,100               9,471
   Bellsouth Corp.                                           17,000             442,510
   Belo Corp. Class A                                         2,700              76,707
   Bemis Co., Inc.                                              800              36,400
 * Benchmark Electronics, Inc.                                1,500              55,095
 * Bentley Pharmaceuticals, Inc.                                500               6,125
   Berkley (W.R.) Corp.                                       3,825             130,624
   Berry Petroleum Corp. Class A                                500               9,560
   Best Buy Co., Inc.                                         8,200             508,400
 * Beverly Enterprises                                        3,700              28,971
 * Big Lots, Inc.                                             5,200              76,232
 * Biocryst Pharmaceuticals, Inc.                               100                 819
 * Biogen Idec, Inc.                                         10,755             410,626
 * BioLase Technology, Inc.                                     500               6,135
 * BioMarin Pharmaceutical, Inc.                              1,100               8,085
   Biomet, Inc.                                              14,600             522,242
 * Bio-Rad Laboratories, Inc. Class A                           200              10,250
 * BioReliance Corp.                                            500              23,145
 * Biosite, Inc.                                                600              16,110
 * Biosource International, Inc.                                100                 730
 * BISYS Group, Inc.                                          2,800              41,776
 * BJ Services, Co.                                           6,700             213,663
 * BJ's Wholesale Club, Inc.                                  3,300              83,985
   Black & Decker Corp.                                       2,000              92,780
   Black Box Corp.                                              600              26,250
   Blackrock, Inc.                                              500              25,475
   Block (H.&R.), Inc.                                        3,200             173,728
   Blockbuster, Inc. Class A                                  2,400              40,992
 * Blount International, Inc.                                   100                 601
 * Bluegreen Corp.                                            1,000               6,300
   Blyth, Inc.                                                2,200              66,110
 * BMC Software, Inc.                                         8,300             138,029
   Bob Evans Farms, Inc.                                        500              15,430
 * Boca Resorts, Inc.                                         1,900              27,132
   Boeing Co.                                                12,500             479,875
   Boise Cascade Corp.                                          600              17,706
 * BOK Financial Corp.                                        3,621             141,183
 * Bombay Co., Inc.                                           1,200              12,276
 * Bone Care International, Inc.                                500               6,750
 * Borders Group, Inc.                                        4,000              89,920
   Borg-Warner, Inc.                                          1,900             150,100
 * Borland Software Corp.                                     3,500              30,520
 * Boston Beer Company, Inc. Class A                            400               7,360
 * Boston Communications Group, Inc.                            600               5,400
   Boston Private Financial Holdings,
     Inc.                                                       600              15,558
 * Boston Scientific Corp.                                   30,000           1,076,700
 * Bottomline Technologies, Inc.                                100                 900
   Bowater, Inc.                                                900              36,810
   Bowne & Co., Inc.                                            500               7,370
   Boyd Gaming Corp.                                            400               6,544
 * Boyds Collection, Ltd.                                     1,900               8,170
 * Bradley Pharmaceuticals, Inc.
     Class A                                                    500              11,760
   Brady (W.H.) Co. Class A                                   1,000              38,350
 * Brass Eagle, Inc.                                            100                 924

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
                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Briggs & Stratton Corp.                                      500   $          33,750
 * Brigham Exploration Co.                                      400               2,864
 * Brightpoint, Inc.                                          1,350              30,334
 * Brillian Corp.                                               125                 996
 * Brinker International, Inc.                                4,000             130,240
   Bristol Myers Squibb Co.                                  19,400             511,190
 * Broadcom Corp.                                             5,200             189,436
 * Brocade Communications Systems,
     Inc.                                                    11,000              66,990
 * Brooks Automation, Inc.                                    1,624              39,463
 * Brookstone, Inc.                                             750              17,805
 * Brown (Tom), Inc.                                          2,600              72,696
   Brown and Brown, Inc.                                      3,500             110,075
   Brown Shoe Company, Inc.                                     500              17,465
   Brown-Forman Corp. Class B                                 1,000              91,740
 * Bruker BioSciences Corp.                                   1,300               6,474
   Brunswick Corp.                                            7,800             234,390
 * Brush Engineered Materials, Inc.                             600               8,088
 * Buckeye Technology, Inc.                                   2,000              20,420
   Buckle, Inc.                                                 300               6,564
   Building Materials Holding Corp.                             100               1,515
   Burlington Coat Factory Warehouse
     Corp.                                                    1,700              35,870
   Burlington Northern Santa Fe Corp.                         4,800             142,896
   Burlington Resources, Inc.                                10,900             547,180
 * Bush Industries, Inc. Class A                                200                 682
   C & D Technologies, Inc.                                   1,300              26,026
 * C-COR.net Corp.                                              600               7,080
   C. H. Robinson Worldwide, Inc.                             2,400              94,392
 * Cable Design Techologies Corp.                             2,000              20,320
 * Cablevision Systems Corp. Class A                          6,100             126,392
   Cabot Corp.                                                  800              23,280
 * Cabot Microelectronics Corp.                                 600              31,854
   Cabot Oil & Gas Corp. Class A                              1,800              47,808
 * Caci International, Inc. Class A                           1,000              49,770
 * Cadence Design Systems, Inc                               12,000             200,760
 * Cal Dive International, Inc.                               1,700              36,040
   Calgon Carbon Corp.                                          500               3,075
 * California Coastal Communities, Inc.                         100               1,105
   California Water Service Group                               500              13,080
 * Caliper Technologies Corp.                                   500               3,195
   Callaway Golf Co.                                          1,300              21,359
 * Callon Petroleum Corp.                                       300               2,760
 * Calpine Corp.                                             24,900             106,323
   Cambrex Corp.                                                700              16,982
   Campbell Soup Co.                                          6,600             169,026
 * Candela Corp.                                                100               2,053
 * Candies, Inc.                                                200                 406
 * Cantel Medical Corp.                                         500               7,860
   Capital One Financial Corp.                               14,900             889,828
 * Capital Pacific Holdings, Inc.                               100                 340
 * Capital Senior Living Corp.                                  500               3,050
   Capitol Federal Financial                                    500              17,365
 * Capstone Turbine Corp.                                     1,400               2,422
 * Captaris, Inc.                                               500               2,965
 * Caraustar Industries, Inc.                                 1,300              15,145
   Carbo Ceramics, Inc.                                       1,100              48,059
 * Cardiac Sciences, Inc.                                     1,800               6,426
   Cardinal Health, Inc.                                     19,882           1,215,585
 * CardioDynamics International Corp.                           200               1,300
 * Career Education Corp.                                     2,400             122,712
 * Caremark Rx, Inc.                                          7,500   $         200,250
   Carlisle Companies, Inc.                                     600              35,310
 * CarMax, Inc.                                               3,499             115,222
   Carpenter Technology Corp.                                   500              13,400
 * Carrier Access Corp.                                         100               1,490
 * Carrizo Oil & Gas, Inc.                                      100                 750
   Cascade Corp.                                                500              13,400
 * Casella Waste Systems, Inc. Class A                        1,100              14,740
   Casey's General Stores, Inc.                               1,400              24,458
   Cash America International, Inc.                           1,100              21,318
 * Casual Male Retail Group, Inc.                             1,000               8,600
 * Catalina Marketing Corp.                                     800              14,824
 * Catapult Communications Corp.                                500               7,560
   Catellus Development Corp.                                 4,900             115,150
   Caterpillar, Inc.                                          5,700             433,485
   Cathay Bancorp, Inc.                                         926              48,152
   Cato Corp. Class A                                           600              12,528
 * Cavalier Homes, Inc.                                         100                 285
 * Cavco Industries, Inc.                                       150               3,525
   CBRL Group, Inc.                                           2,800             115,500
   CDI Corp.                                                    100               3,390
   CDW Corp.                                                  2,900             173,275
 * CEC Entertainment Inc.                                     1,000              50,280
 * Celadon Group, Inc.                                          500               6,800
 * Celeritek, Inc.                                              700               5,635
 * Celgene Corp.                                              1,300              59,449
 * Cell Genesys, Inc.                                         1,600              20,864
 * Cell Therapeutics, Inc.                                      500               4,500
 * CellStar Corp.                                             1,200              16,500
 * Cendant Corp.                                             59,176           1,311,340
 * Centene Corp.                                                600              18,420
   Center Finl CO                                               500              12,485
   CenterPoint Energy, Inc.                                     500               4,850
   Centex Construction Products, Inc.                         1,100              64,460
   Centex Corp.                                               4,000             437,600
 * Centillium Communications, Inc.                            1,300               7,150
 * Central Garden & Pet Co.                                     600              15,906
   Central Parking Corp.                                      1,000              13,950
   Central Vermont Public Service Corp.                         400               9,560
 * Century Aluminum Co.                                       1,100              18,260
 * Century Business Services, Inc.                            3,100              14,415
 * Cephalon, Inc.                                             1,600              75,184
 * Cepheid, Inc.                                                500               3,865
 * Ceres Group, Inc.                                          1,000               5,220
 * Ceridian Corp.                                             6,300             133,749
 * Cerner Corp.                                               1,200              53,556
 * Cerus Corp.                                                  400               1,360
 * Chalone Wine Group, Ltd.                                     100                 895
 * Champion Enterprises, Inc.                                   500               3,610
 * Champps Entertainment, Inc.                                  500               3,460
 * Charles and Colvard, Ltd.                                    300               1,464
 * Charles River Laboratories
     International, Inc.                                      1,600              51,920
 * Charlotte Russe Holding, Inc.                              1,000              15,050
 * Charming Shoppes, Inc.                                     4,400              27,412
 * Chart Industries                                               2                  60
 * Charter Communications, Inc.                               4,100              16,482
   Charter One Financial, Inc.                                2,800              93,016
 * Chattem, Inc.                                              1,000              16,020
 * Checkers Drive-In Restaurant, Inc.                           200               1,832
 * CheckFree Corp.                                            4,900             135,338

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Checkpoint Systems, Inc.                                   1,200   $          23,220
 * Cheesecake Factory, Inc.                                   1,600              69,376
   Chemical Financial Corp.                                     525              19,031
   Chesapeake Corp.                                             500              11,500
   Chesapeake Energy Corp.                                    7,100              86,620
   ChevronTexaco Corp.                                       16,700           1,254,170
 * Chicago Pizza & Brewery, Inc.                                500               7,115
 * Chicos Fas, Inc.                                           1,300              49,894
 * Children's Place Retail Stores, Inc.                       1,000              28,670
 * ChipPAC, Inc.                                              1,600              12,432
 * Chiquita Brands International, Inc.                        1,600              33,904
 * Chiron Corp.                                               9,400             504,028
   Chittenden Corp.                                             500              17,070
 * Choice Hotels International, Inc.                            600              21,210
 * Choicepoint, Inc.                                          2,900             110,925
 * Cholestech Corp.                                             700               5,180
   Christopher & Banks Corp.                                  1,450              39,222
 * Chromcraft Revington, Inc.                                   100               1,165
 * Chronimed, Inc.                                              500               4,490
   Chubb Corp.                                                4,300             281,435
   Church & Dwight Co., Inc.                                  1,400              56,714
 * Ciber, Inc.                                                2,000              18,220
 * CIENA Corp.                                               21,100             149,388
   CIGNA Corp.                                                1,400              75,110
 * Cima Laboratories, Inc.                                      800              26,384
 * Cimarex Energy Co.                                         1,456              33,663
 * Cincinnati Bell, Inc.                                      4,400              25,124
   Cincinnati Financial Corp.                                 2,300              93,219
   Cinergy Corp.                                              1,500              54,825
   Cintas Corp.                                               5,200             243,048
 * Ciphergen Biosystems, Inc.                                   500               5,205
   CIRCOR International, Inc.                                   100               2,200
   Circuit City Stores, Inc.                                  8,000             104,160
 * Cirrus Logic, Inc.                                         1,700              14,620
 * Cisco Sytems, Inc.                                       238,100           5,395,346
   Citigroup, Inc.                                           35,816           1,684,785
   Citizens Banking Corp.                                       500              15,760
 * Citizens Communications Co.                               15,700             170,502
 * Citizens, Inc. Class A                                     1,455              14,406
 * Citrix Systems, Inc.                                       3,700              88,874
   City Holding Co.                                             500              17,800
   City National Corp.                                        1,000              63,260
 * CKE Restaurants, Inc.                                      2,300              16,100
   Claire's Stores, Inc.                                      2,100              97,440
   Clarcor, Inc.                                                500              21,895
 * Clark, Inc.                                                  900              14,769
 * Clarus Corp.                                                 100                 699
 * Clayton Williams Energy, Inc.                                100               2,275
   Clear Channel Communications, Inc.                        34,535           1,443,908
 * Cleveland Cliffs, Inc.                                       500              19,300
   Clorox Co.                                                 4,100             192,372
 * Closure Medical Corp.                                        500              17,750
 * CMS Energy Corp.                                           7,000              55,230
 * CNA Financial Corp.                                       15,600             364,884
 * CNA Surety Corp.                                           1,900              18,392
 * CNET Networks, Inc.                                        1,500              11,205
   CNF Transportation, Inc.                                     900              30,078
   CNS, Inc.                                                    600               7,320
 * Coach, Inc.                                                5,800             231,072
   Coachmen Industries, Inc.                                    500               8,625
   Coca-Cola Co.                                             41,400           1,925,100
   Coca-Cola Enterprises, Inc.                               26,800   $         553,420
 * Coeur d'Alene Mines Corp.                                  1,200               6,216
   Cognex Corp.                                               1,200              32,964
 * Cognizant Technology Solutions
     Corp.                                                    1,500              68,805
 * Coherent, Inc.                                             1,000              23,940
   Cohu, Inc.                                                   500              10,510
 * Coinstar, Inc.                                               300               5,049
 * Coldwater Creek, Inc.                                      1,125              16,155
   Cole (Kenneth) Productions, Inc.
     Class A                                                    300               8,970
 * Cole National Corp. Class A                                  100               2,098
   Colgate-Palmolive Co.                                     10,200             535,500
 * Collins & Aikman Corp.                                     3,800              13,566
   Colonial Bancgroup, Inc.                                   1,500              25,065
   Columbia Banking System, Inc.                                815              17,115
 * Columbia Sportswear Co.                                    1,200              71,124
 * Columbus McKinnon Corp.                                      300               1,854
 * Comcast Corp. Class A                                     94,524           2,966,163
 * Comcast Corp. Special Class A
     Non-Voting                                              33,900           1,022,085
   Comerica, Inc.                                             2,700             140,805
 * Comfort Systems USA, Inc.                                    500               2,405
   Commerce Bancorp, Inc.                                     1,600              82,688
   Commerce Bancshares, Inc.                                  1,191              56,870
   Commerce Group, Inc.                                         500              20,005
 * Commerce One, Inc.                                           500                 580
   Commercial Federal Corp.                                   1,000              27,000
 * Commscope, Inc.                                            2,000              31,920
   Community First Bankshares, Inc.                             500              14,260
 * Community Health Care                                      5,800             157,064
   Compass Bancshares, Inc.                                   1,600              62,576
 * Compex Technologies, Inc.                                    600               5,430
 * Compucom Systems, Inc.                                     1,400               6,370
 * CompuCredit Corp.                                          2,000              47,360
   Computer Associates International,
     Inc.                                                    31,000             722,300
 * Computer Horizons Corp.                                      100                 372
 * Computer Network Technology Corp.                          1,000               9,950
 * Computer Sciences Corp.                                    9,600             397,440
 * Compuware Corp.                                           17,600             100,672
 * Comstock Resources, Inc.                                   1,700              27,710
 * Comverse Technology, Inc.                                  8,900             171,147
   Conagra, Inc.                                              4,900             120,050
 * Conceptus, Inc.                                              500               6,500
 * Concord Camera Corp.                                       1,600              19,312
 * Concord Communications, Inc.                                 300               6,642
 * Concord EFS, Inc.                                         12,600             144,774
 * Concurrent Computer Corp.                                  1,100               4,433
 * Cone Mills Corp.                                             300                  17
 * Conmed Corp.                                               1,400              29,764
 * Connetics Corp.                                              800              14,120
   ConocoPhilips                                              9,306             528,022
   CONSOL Energy, Inc.                                          900              19,125
   Consolidated Edison, Inc.                                  2,200              88,660
 * Consolidated Graphics, Inc.                                  700              21,035
 * Constellation Brands, Inc.                                 6,000             207,060
   Constellation Energy Group                                 2,600              97,864
 * Continental Airlines, Inc.                                 3,400              63,410
 * Convera Corp.                                                100                 391
 * Convergys Corp.                                            5,200              79,768

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Cooper Cameron Corp.                                       3,700   $         160,617
   Cooper Companies, Inc.                                     1,900              86,735
   Cooper Industries, Ltd.                                    1,100              59,015
   Cooper Tire & Rubber Co.                                     800              16,008
   Coors (Adolph) Co. Class B                                 1,300              71,643
 * Copart, Inc.                                               4,224              50,688
 * Corinthian Colleges, Inc.                                  1,200              76,716
 * Corixa Corp.                                               1,000               5,690
   Corn Products International, Inc.                            800              27,728
 * Cornell Companies, Inc.                                      500               6,300
 * Corning, Inc.                                             64,400             738,024
 * Corporate Executive Board Co.                                700              34,020
 * Corrections Corporation of America                         1,700              47,600
   Corus Bankshares, Inc.                                       500              31,150
 * Cost Plus, Inc.                                              600              28,062
 * CoStar Group, Inc.                                           800              33,600
 * Costco Wholesale Corp.                                    22,700             813,114
   Countrywide Financial Corp.                                9,700           1,024,320
 * Covance, Inc.                                              3,000              78,390
 * Covansys Corp.                                               500               4,500
 * Covenant Transport, Inc. Class A                             600              11,304
 * Coventry Health Care, Inc.                                 2,800             167,720
 * Cox Communications, Inc.                                  42,200           1,430,580
 * Cox Radio, Inc.                                            2,200              48,730
   Crane Co.                                                  1,200              34,908
 * Cray, Inc.                                                   500               5,235
 * Credence Systems Corp.                                     2,100              27,216
 * Credit Acceptance Corp.                                    1,991              29,865
 * Cree Research, Inc.                                        2,200              40,414
   Crompton Corp.                                               628               3,799
 * Cross (A.T.) Co. Class A                                     100                 653
 * Cross Country Healthcare, Inc.                             1,200              17,880
   Cross Timbers Royalty Trust                                   75               2,014
 * Crown Castle International Corp.                          11,300             140,233
 * Crown Holdings, Inc.                                       5,700              42,750
 * Crown Media Holdings, Inc.                                 3,200              28,192
 * Cryolife, Inc.                                               500               2,680
 * CSG Systems International, Inc.                            2,500              28,975
 * CSK Auto Corp.                                             1,700              31,008
   CSS Industries, Inc.                                         150               4,456
   CSX Corp.                                                  6,000             203,340
   CTS Corp.                                                    500               6,130
   Cubic Corp.                                                  700              20,706
 * Cubist Pharmaceuticals, Inc.                                 500               6,210
   Cullen Frost Bankers, Inc.                                   800              32,144
 * Culp, Inc.                                                   400               4,504
   Cummins, Inc.                                              1,000              46,450
 * Cumulus Media, Inc. Class A                                2,600              49,660
 * CUNO, Inc.                                                   900              38,349
 * CuraGen Corp.                                              1,300               8,190
 * Curative Health Services Inc                                 800              10,384
   Curtiss-Wright Corp.                                         100               8,191
 * CV Therapeutics, Inc.                                      1,000              17,970
   CVB Financial Corp.                                          625              12,794
   CVS Corp.                                                 17,100             640,566
 * Cyberonics, Inc.                                             100               2,749
 * Cybersource Corp.                                            500               2,485
 * Cymer, Inc.                                                1,400              64,918
 * Cypress Semiconductor Corp.                                4,600             102,948
 * Cytec Industries, Inc.                                     2,400              87,000
 * Cytyc Corp.                                                2,400              30,936
   D & K Healthcare Resources, Inc.                             500   $           6,760
 * Daktronics, Inc.                                             700              12,993
   Dana Corp.                                                 7,000             113,190
   Danaher Corp.                                             11,300             940,160
   Darden Restaurants, Inc.                                   7,800             161,538
   Datascope Corp.                                            1,300              45,214
 * DaVita, Inc.                                               2,200              83,996
 * Dean Foods Co.                                             9,750             319,897
   Deb Shops, Inc.                                              500               9,910
 * Deckers Outdoor Corp.                                        100               1,680
   Deere & Co.                                                4,600             281,658
 * Del Laboratories, Inc.                                       115               2,789
 * Del Monte Foods Co.                                        5,600              53,592
 * Dell, Inc.                                                53,800           1,856,100
   Delphi Automotive Systems Corp.                            5,800              50,924
   Delphi Financial Group, Inc. Class A                       1,200              63,720
   Delta Air Lines, Inc.                                      4,500              56,430
   Delta and Pine Land Co.                                      800              20,200
 * Delta Financial Corp.                                        600               4,296
   Deltic Timber Corp.                                          500              14,160
   Deluxe Corp.                                                 500              20,600
 * Denbury Resources, Inc.                                    2,900              36,656
 * Dendreon Corp.                                               600               4,752
 * Dendrite International, Inc.                                 700              11,970
   Dentsply International, Inc.                               4,050             182,371
 * Department 56, Inc.                                          500               7,065
   Devon Energy Corp.                                         2,898             143,045
 * DeVry, Inc.                                                2,000              54,780
 * DHB Industries, Inc.                                         800               6,016
   Diagnostic Products Corp.                                  1,400              63,322
   Dial Corp.                                                 2,600              67,288
   Diamond Offshore Drilling, Inc.                            1,700              29,835
 * DiamondCluster International, Inc.                         1,000               9,460
   Diebold, Inc.                                              1,700              90,185
 * Digi International, Inc.                                     100                 857
 * Digimarc Corp.                                               500               7,055
 * Digital Angel Corp.                                          300                 675
 * Digital Generation Systems, Inc.                           1,400               2,618
 * Digital Impact, Inc.                                         300                 846
 * Digital Insight Corp.                                        700              16,639
 * Digital River, Inc.                                          500              11,505
 * Digitas, Inc.                                              1,400              12,194
   Dillards, Inc. Class A                                     3,000              50,550
   Dime Community Bancorp, Inc.                                 500              15,375
 * Dionex Corp.                                                 500              23,490
 * Discovery Partners International                             100                 577
   Disney (Walt) Co.                                         84,700           1,955,723
 * Ditech Communications Corp.                                1,000              17,550
 * Diversa Corp.                                              1,400              11,760
 * Dixie Group, Inc.                                            100                 810
 * DJ Orthopedics, Inc.                                         900              23,355
 * Documentum, Inc.                                           1,600              48,000
   Dollar General Corp.                                      11,100             234,432
 * Dollar Thrifty Automotive Group, Inc.                      1,100              27,775
 * Dollar Tree Stores, Inc.                                   3,700             117,475
   Dominion Resources, Inc.                                   4,900             295,323
   Donaldson Co., Inc.                                        2,000             117,060
   Donnelley (R.R.) & Sons Co.                                1,500              42,090
 * DoubleClick, Inc.                                          5,000              47,750
   Dover Corp.                                                5,600             214,984
   Dover Motorsports, Inc.                                      200                 836

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Dow Chemical Co.                                          10,800   $         405,540
   Dow Jones & Co., Inc.                                      1,100              54,560
   Downey Financial Corp.                                     1,700              82,110
   DPL, Inc.                                                    500               9,670
 * Drew Industries, Inc.                                        100               2,694
   Dreyer's Grand Ice Cream Holdings,
     Inc. Class A                                             1,800             139,410
 * Dril-Quip, Inc.                                              800              11,960
 * DRS Technologies, Inc.                                     1,000              26,500
 * Drugstore.com, Inc.                                        1,400               9,324
 * DSP Group, Inc.                                            1,100              26,499
 * DST Systems, Inc.                                          4,300             160,476
 * Duane Reade, Inc.                                          1,000              13,880
 * Ducommun, Inc.                                               300               6,681
   Duke Energy Corp.                                          8,900             160,556
   DuPont (E.I.) de Nemours & Co., Inc.                      13,900             576,294
 * DuPont Photomasks, Inc.                                      800              18,576
   Duquesne Light Holdings, Inc.                              3,900              67,353
 * Dura Automotive Systems, Inc.                                800               8,248
 * Duratek, Inc.                                                100               1,004
 * Durect Corp.                                               1,200               2,700
 * DUSA Pharmaceuticals, Inc.                                   600               3,222
 * Dycom Industries, Inc.                                     2,033              51,537
 * Dynacq Healthcare, Inc.                                      500               9,229
 * Dynamex, Inc.                                                500               5,150
 * Dynamics Research Corp.                                      500               8,074
 * Dynegy, Inc.                                              16,800              67,200
 * E Trade Group, Inc.                                        9,500             102,885
 * E-Loan, Inc.                                               2,600               8,112
 * E.piphany, Inc.                                            1,900              15,010
   E.W. Scripps Co.                                           2,900             266,974
 * EarthLink, Inc.                                            6,900              66,240
   East West Bancorp, Inc.                                      800              41,904
   Eastman Chemical Co.                                         500              17,835
   Eastman Kodak Co.                                          6,100             148,596
   Eaton Corp.                                                1,200             123,588
   Eaton Vance Corp.                                          1,800              65,430
 * eBay, Inc.                                                16,400             915,940
 * Echelon Corp.                                              1,000              12,050
 * Echostar Communications Corp.
     Class A                                                  8,800             303,424
   Ecolab, Inc.                                              14,600             382,812
 * Eden Bioscience Corp.                                        100                 155
 * Edge Petroleum Corp.                                         100                 794
 * Edison International                                      22,500             459,450
   Edo Corp.                                                  1,000              20,800
 * Education Management Corp.                                 1,100              74,360
 * eFunds Corp.                                               1,900              32,965
 * EGL, Inc.                                                  1,900              34,903
   El Paso Corp.                                              8,000              56,800
 * El Paso Electric Co.                                       2,600              33,020
 * Electro Rent Corp.                                           800              11,120
 * Electro Scientific Industries, Inc.                          700              16,835
 * Electronic Arts, Inc.                                      6,000             265,380
   Electronic Data Systems Corp.                             10,400             224,848
 * Electronics Boutique Holdings Corp.                        1,100              26,774
 * Electronics for Imaging, Inc.                              2,100              57,960
 * Elizabeth Arden, Inc.                                        700              14,217
   ElkCorp                                                    1,300              33,046
 * Embarcadero Technologies, Inc                                500               7,215
 * Embrex, Inc.                                                 500               6,365
 * EMC Corp.                                                 77,332   $       1,062,542
 * Emcor Group, Inc.                                            600              24,660
 * EMCORE Corp.                                                 250               1,270
   Emerson Electric Co.                                       7,000             427,280
 * Emisphere Technologies, Inc.                                 700               4,200
 * Emmis Communications Corp.
     Class A                                                  2,300              52,118
 * EMS Technologies, Inc.                                       200               4,250
 * Emulex Corp.                                               3,100              91,450
 * Encore Acquisition Co.                                     1,400              30,184
 * Encore Wire Corp.                                          1,000              16,940
 * Encysive Pharmaceuticals, Inc.                               600               4,494
 * Endologix, Inc.                                              500               1,900
   Energen Corp.                                                500              19,470
 * Energy Conversion Devices, Inc.                              500               4,300
   Energy East Corp.                                          1,000              23,010
 * Energy Partners, Ltd.                                      1,800              21,870
 * Enesco Group, Inc.                                           500               5,415
   Engelhard Corp.                                            1,500              44,730
   Engineered Support Systems, Inc.                           1,350              71,550
 * EnPro Industries, Inc.                                     1,000               9,910
   ENSCO International, Inc.                                 10,291             260,362
 * Entegris, Inc.                                             2,100              26,964
 * Entercom Communications Corp.                              2,000              92,400
   Entergy Corp.                                              3,900             206,154
 * Enterrasys Networks, Inc.                                  7,900              33,891
 * Entravision Communications Corp.                           2,600              23,608
 * Entrust, Inc.                                              1,800               7,686
 * Enzo Biochem, Inc.                                           530               9,778
   EOG Resources, Inc.                                        7,900             331,326
 * Eon Labs, Inc.                                             1,400              74,242
 * EPIQ Systems, Inc.                                           500               8,725
   Equifax, Inc.                                              6,700             158,321
   Equitable Resources, Inc.                                  1,200              49,440
 * Equity Marketing, Inc.                                       100               1,371
 * Equity Oil Co.                                               100                 348
 * eResearch Technology, Inc.                                 1,500              42,750
   Erie Indemnity Co.                                           800              32,120
 * Esco Technologies, Inc.                                      600              25,500
 * eSpeed, Inc.                                                 500              11,790
 * Esperion Therapeutics, Inc.                                  500              11,495
 * ESS Technology, Inc.                                       1,500              25,020
   Estee Lauder Companies, Inc.                               7,400             281,200
 * Esterline Technologies Corp.                               1,000              23,180
   Ethan Allen Interiors, Inc.                                1,700              69,190
 * Ethyl Corp.                                                  800              16,320
 * Euronet Worldwide, Inc.                                      500               8,415
 * Evergreen Resources, Inc.                                  1,800              50,454
 * Exact Sciences Corp.                                         500               5,200
 * Exar Corp.                                                 1,700              32,963
 * Excel Technology, Inc.                                       600              18,900
 * Exelixis, Inc.                                             2,100              14,133
   Exelon Corp.                                               5,900             364,738
   Expeditors International of
     Washington                                               4,500             175,680
 * Express Scripts, Inc. Class A                              2,300             148,879
   Extended Stay America, Inc.                                5,000              74,000
 * Extreme Networks, Inc.                                     3,400              33,354
 * Exult, Inc.                                                1,700              12,223
   Exxon Mobil Corp.                                        110,800           4,007,636
   F.N.B. Corp.                                                 525              17,419

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * F5 Networks,  Inc.                                           500   $          12,910
   Factset Research Systems, Inc.                             1,200              49,740
   Fair, Isaac & Co., Inc.                                    2,757             152,076
 * Fairchild Corp. Class A                                      100                 510
 * Fairchild Semiconductor Corp.
     Class A                                                  5,134             133,484
 * FalconStor Software, Inc.                                    500               3,975
   Family Dollar Stores, Inc.                                 6,200             239,196
 * Fargo Electronics                                            500               7,110
   Fastenal Co.                                               2,800             139,104
   Federated Department Stores, Inc.                          8,600             422,174
   FedEx Corp.                                               16,900           1,228,630
 * FEI Co.                                                      100               2,401
   Fidelity Bankshares, Inc.                                    500              13,875
   Fidelity National Financial, Inc.                          3,680             130,014
   Fifth Third Bancorp                                        8,100             470,853
 * Filenet Corp.                                              1,300              34,047
 * Financial Federal Corp.                                    1,000              32,890
 * Finisar Corp.                                              7,400              29,600
 * Finish Line, Inc. Class A                                    600              18,366
   First American Financial Corp.                             2,500              74,000
 * First Cash Financial Services, Inc.                          500              13,280
   First Charter Corp.                                          500              10,180
   First Citizens Bancshares, Inc.                              100              11,039
   First Commonwealth Financial Corp.                           600               8,730
 * First Consulting Group, Inc.                                 700               3,689
   First Data Corp.                                          26,400             999,240
   First Financial Holdings, Inc.                               500              15,750
 * First Health Group Corp.                                     100               2,050
 * First Horizon Pharmaceutical Corp.                         1,500              17,100
   First Midwest Bancorp, Inc.                                  800              25,776
   First Niagara Financial Group, Inc.                        1,258              19,109
   First Republic Bank                                          700              26,075
   First State Bancorporation                                   100               3,449
   First Tennessee National Corp.                             1,600              71,360
   First Years, Inc.                                            100               1,376
   FirstEnergy Corp.                                          5,000             173,250
 * FirstFed Financial Corp.                                   1,200              56,400
 * Fiserv, Inc.                                               6,000             225,000
 * Fisher Scientific International, Inc.                        700              28,189
   Flagstar Bancorp, Inc.                                     1,800              39,834
 * Flanders Corp.                                               700               3,913
   FleetBoston Financial Corp.                                6,800             276,080
 * Fleetwood Enterprises, Inc.                                1,600              16,272
 * Flir Systems, Inc.                                         1,000              34,460
   Florida East Coast Industries, Inc.                          600              18,300
   Florida Rock Industries, Inc.                                800              46,000
   Flowers Foods, Inc.                                        1,575              41,108
 * Flowserve Corp.                                            3,300              70,224
 * FMC Corp.                                                  2,400              71,856
 * FMC Technologies, Inc.                                     2,591              55,136
   Foot Locker, Inc.                                          6,400             141,440
   Ford Motor Co.                                            17,360             229,152
   Forest City Enterprises, Inc. Class A                        300              14,076
   Forest City Enterprises, Inc. Class B                        150               7,088
 * Forest Laboratories, Inc.                                 12,700             693,928
 * Forest Oil Corp.                                           3,300              82,665
 * Forrester Research, Inc.                                     700              12,852
   Fortune Brands, Inc.                                       2,400             163,968
 * Forward Air Corp., Inc.                                      600              17,064
 * Fossil, Inc.                                               2,300              67,045
 * Foster (L.B.) Co. Class A                                    100   $             600
 * Foundry Networks, Inc.                                     2,500              65,900
 * Fox Entertainment Group, Inc.
     Class A                                                 20,900             596,695
 * FPIC Insurance Group, Inc.                                   300               6,270
   FPL Group, Inc.                                            3,200             203,360
   Franklin Resources, Inc.                                  17,400             832,242
   Fred's, Inc.                                               1,575              52,526
 * FreeMarkets, Inc.                                            600               3,618
   Freeport McMoran Copper & Gold,
     Inc. Class B                                             4,700             204,591
   Fremont General Corp.                                      2,100              36,708
   Friedman, Billings, Ramsey Group,
     Inc.                                                     2,300              49,105
   Friedmans, Inc. Class A                                      550               3,757
 * Frontier Airlines, Inc.                                    1,300              21,034
   Frontier Oil Corp.                                           800              13,840
 * FSI International, Inc.                                    1,600              10,528
 * FTD, Inc.                                                    296               7,288
 * FTI Consulting, Inc.                                         725              15,928
 * FuelCell Energy, Inc.                                      1,100              14,806
   Fuller (H.B.) Co.                                          1,000              26,670
   Fulton Financial Corp.                                     1,155              25,052
   Furniture Brands International, Inc.                       3,200              84,160
   G & K Services, Inc. Class A                               1,200              43,464
   Gallagher (Arthur J.) & Co.                                  400              12,520
 * Galyan's Trading Co.                                         500               6,675
 * GameStop Corp.                                             1,200              19,380
   Gannett Co., Inc.                                         10,900             943,940
   Gap, Inc.                                                 40,700             875,050
 * Gardner Denver Machinery, Inc.                             1,100              25,652
 * Gartner Group, Inc.                                        1,100              14,212
 * Gateway, Inc.                                             12,600              56,196
 * Gaylord Entertainment Co.                                  1,437              43,239
   Gencorp, Inc.                                                600               6,006
 * Gene Logic, Inc.                                             500               2,435
 * Genecor International, Inc.                                1,400              22,148
 * Genentech, Inc.                                           17,700           1,492,110
 * General Cable Corp.                                        1,300              10,959
 * General Communications, Inc.
     Class A                                                  2,400              21,000
   General Dynamics Corp.                                     4,300             347,741
   General Electric Co.                                     131,300           3,764,371
   General Mills, Inc.                                        7,200             324,072
   General Motors Corp.                                      10,700             457,746
 * Genesco, Inc.                                              1,000              16,200
 * Genesee & Wyoming, Inc.                                      500              12,630
 * Genesis Health                                             1,900              59,679
 * Genesis Microchip, Inc.                                    1,000              18,450
 * Genlyte Group, Inc.                                          800              42,288
 * Genta, Inc.                                                  100               1,005
   Gentex Corp.                                               3,100             130,634
   Genuine Parts Co.                                          2,300              72,404
 * Genus, Inc.                                                  100                 710
 * Genzyme Corp.                                             10,600             495,444
   Georgia Gulf Corp.                                         1,000              28,480
   Georgia-Pacific Corp.                                      2,500              68,225
 * Gerber Scientific, Inc.                                      300               2,493
 * Getty Images, Inc.                                         1,900              82,460
   Getty Realty Corp. (Holding Co.)                             100               2,503
 * Giant Industries, Inc.                                       500               6,100

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Gibraltar Steel Corp.                                        100   $           2,438
 * Gilead Sciences, Inc.                                      5,500             322,740
   Gillette Co.                                              17,700             597,021
 * Glenayre Technologies, Inc.                                  500               1,495
 * Global Imaging Systems, Inc.                               1,100              32,241
 * Global Power Equipment Group, Inc.                         2,200              13,838
   GlobalSantaFe Corp.                                        1,995              42,893
 * GlobespanVirata, Inc.                                      4,600              28,244
 * Glowpoint, Inc.                                              400                 744
   Gold Banc Corp.                                            1,200              15,840
   Golden West Financial Corp.                               10,700           1,079,630
 * Good Guys, Inc.                                              100                 204
   Goodrich (B.F.) Co.                                        1,500              41,265
 * Goodyear Tire & Rubber Co.                                12,700              85,725
   Goody's Family Clothing, Inc.                                100               1,062
 * GP Strategies Corp.                                          100                 735
   Graco, Inc.                                                1,550              59,753
 * Graftech International, Ltd.                               1,900              22,496
   Grainger (W.W.), Inc.                                      1,600              74,016
   Granite Construction, Inc.                                   500              11,025
 * Graphic Packaging Corp.                                    1,300               4,602
   Gray Television, Inc.                                      1,000              12,960
 * Great American Financial Resources,
     Inc.                                                       500               7,575
 * Great Atlantic & Pacific Tea Co., Inc.                     1,300               9,880
   Great Lakes Chemical Corp.                                 1,500              34,065
   Great Plains Energy, Inc.                                  1,100              34,903
   Greater Bay Bancorp                                          500              13,000
   Greenpoint Financial Corp.                                   750              25,485
 * Grey Wolf, Inc.                                            9,500              32,205
 * Griffon Corp.                                              1,600              31,232
 * Group 1 Automotive, Inc.                                   1,100              38,170
 * Grubb & Ellis Co.                                            100                  93
 * GSI Commerce, Inc.                                           800               7,840
 * GTC Biotherapeutics, Inc.                                    700               1,932
   Gtech Holdings, Inc.                                       1,300              64,688
 * GTSI Corp.                                                   300               3,615
 * Guess, Inc.                                                2,000              28,400
   Guidant Corp.                                             16,400             931,028
 * Guilford Pharmaceuticals, Inc.                             1,000               6,830
 * Guitar Center, Inc.                                          300               8,721
 * Gulf Island Fabrication, Inc.                                700              12,460
 * Gundle/SLT Environmental, Inc.                               100               1,935
 * Gymboree Corp.                                               700              11,907
 * Haemonetics Corp.                                          1,100              25,124
 * Hain Celestial Group, Inc.                                 1,200              27,684
   Halliburton Co.                                            8,400             196,140
   Hancock Fabrics, Inc.                                        500               7,100
   Handleman Co.                                                800              14,080
 * Hanger Orthopedic Group, Inc.                              1,200              20,280
 * Hanover Compressor Co.                                     3,100              29,512
   Harbor Florida Bancshares, Inc.                              500              15,175
   Harland (John H.) Co.                                        500              13,700
   Harley-Davidson, Inc.                                     19,200             905,664
   Harleysville Group, Inc.                                     100               1,960
   Harleysville National Corp.                                  625              19,238
   Harman International Industries, Inc.                      2,300             313,421
 * Harmonic, Inc.                                             1,100               9,559
   Harrahs Entertainment, Inc.                                4,200             201,054
   Harris Corp.                                               1,800              69,786
 * Harris Interactive, Inc.                                     900               6,210
   Harsco Corp.                                               1,000   $          39,660
   Harte-Hanks, Inc.                                          4,100              88,273
   Hartford Financial Services Group,
     Inc.                                                     6,300             346,500
 * Harvard Bioscience, Inc.                                     600               4,320
 * Harvest Natural Resources, Inc.                            1,500              11,115
   Hasbro, Inc.                                               9,900             218,889
   Hawaiian Electric Industries, Inc.                           500              23,045
 * Hawk Corp.                                                   100                 341
 * Hawthorne Financial Corp.                                    750              20,213
   HCA, Inc.                                                 34,100           1,429,131
   HCC Insurance Holdings, Inc.                               2,900              90,219
 * Headwaters, Inc.                                           1,200              22,896
   Health Management Associates, Inc.                        13,300             341,810
 * Health Net Inc                                             6,400             209,280
 * HealthExtras, Inc.                                           500               6,300
 * Hearst-Argyle Television, Inc.                             2,700              66,285
   Heartland Express, Inc.                                    2,046              49,656
 * Hecla Mining Co.                                           1,500              11,130
   Heico Corp.                                                  400               7,388
 * Heidrick & Struggles International,
     Inc.                                                       800              19,240
   Heinz (H.J.) Co.                                           1,500              54,150
   Helix Technology Corp.                                       500              10,850
   Helmerich & Payne, Inc.                                    1,800              43,380
   Henry Jack & Associates, Inc.                              2,400              49,728
 * Hercules, Inc.                                             4,300              43,172
 * Herley Industries, Inc.                                      600              11,592
   Herman Miller, Inc.                                        3,200              83,360
   Hershey Foods Corp.                                        1,900             147,630
   Hewlett-Packard Co.                                       66,200           1,435,878
 * Hexcel Corp.                                                 500               3,470
 * Hibbett Sporting Goods, Inc.                                 750              23,265
   Hibernia Corp.                                             2,100              47,985
   Hilb Rogal Hamilton Co.                                      700              20,370
   Hillenbrand Indutries, Inc.                                1,300              74,620
   Hilton Hotels Corp.                                       19,700             322,292
 * Hines Horticulture, Inc.                                     100                 413
   Hollinger International, Inc. Class A                      1,200              19,092
   Holly Corp.                                                  500              13,280
 * Hollywood Entertainment Corp.                              1,200              16,392
 * Hologic, Inc.                                              1,100              16,544
   Home Depot, Inc.                                          76,000           2,793,760
   Honeywell International, Inc.                             18,700             555,203
   Hooper Holmes, Inc.                                        2,600              15,938
   Horace Mann Educators Corp.                                  500               6,755
 * Horizon Offshore, Inc.                                       300               1,344
 * Horizon Organic Holding Corp.                                600              14,364
   Hormel Foods Corp.                                         2,000              53,620
   Horton (D.R.), Inc.                                        6,945             303,497
 * Hot Topic, Inc.                                            1,125              33,525
 * Houston Exploration Co.                                    1,500              51,165
 * Hovnanian Enterprises, Inc. Class A                        1,300             119,925
   Hubbell, Inc.                                              1,000              44,000
   Hudson City Bancorp, Inc.                                  2,300              83,099
 * Hudson Highland Group, Inc.                                  210               4,238
   Hudson River Bancorp, Inc.                                   500              17,380
   Hudson United Bancorp                                        500              18,420
 * Huffy Corp.                                                  600               4,098
   Hughes Supply, Inc.                                          100               4,570
 * Human Genome Sciences, Inc.                                7,500              96,000

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Humana, Inc.                                              10,800   $         241,164
   Humboldt Bancorp                                             500               8,735
 * Hunt (J.B.) Transport Services, Inc.                       3,300              86,328
   Huntington Bancshares, Inc.                                2,700              59,373
 * Hutchinson Technology, Inc.                                1,200              39,084
 * Hydril Co.                                                   800              19,096
 * Hypercom Corp.                                             1,200               6,108
 * Hyperion Solutions Corp                                    1,300              43,134
 * I-Stat Corp.                                                 500               6,300
 * ICOS Corp.                                                 1,000              45,200
 * ICT Group, Inc.                                              500               6,730
 * ICU Medical, Inc.                                            550              18,750
 * Identix, Inc.                                              2,700              13,986
   Idex Corp.                                                 1,000              39,480
 * IDEXX Laboratories, Inc.                                   1,200              56,820
 * iDine Rewards Network, Inc.                                  600               6,540
 * IDT Corp.                                                    900              16,920
 * IDX Systems Corp.                                            700              17,920
 * iGate Capital Corp.                                        1,400               8,904
 * IGEN, Inc.                                                   600              35,454
   IHOP Corp.                                                   600              23,400
 * II-VI, Inc.                                                  700              15,932
   Ikon Office Solutions, Inc.                                1,000               8,470
 * ILEX Oncology, Inc.                                          500              10,435
   Illinois Tool Works, Inc.                                  7,600             593,560
 * Illumina, Inc.                                               200               1,372
 * Image Entertainment, Inc.                                    100                 490
   Imation Corp.                                              1,200              40,740
   IMC Global, Inc.                                           1,800              13,086
 * Imclone Systems, Inc.                                      1,200              47,160
 * IMCO Recycling, Inc.                                         500               3,775
 * Immucor, Inc.                                                750              17,325
 * ImmunoGen, Inc.                                            1,000               4,730
 * Immunomedics, Inc.                                           700               2,702
 * Impath, Inc.                                               1,000               3,050
 * Impax Laboratoroes, Inc.                                     600               8,460
 * Impco Technologies, Inc.                                     500               3,275
 * Imperial Sugar Co.                                           100               1,109
   IMS Health, Inc.                                          10,100             232,603
 * Incyte Genomics, Inc.                                      2,888              17,472
   Independence Community Bank Corp.                            600              22,188
   Independent Bank Corp. MA                                    500              14,625
 * Indevus Pharmaceuticals, Inc.                                700               3,976
   IndyMac Bancorp, Inc.                                      2,700              79,920
 * Inet Technologies, Inc.                                    1,300              16,692
 * Infinity, Inc.                                               200                 750
 * InFocus Corp.                                              1,800              14,256
 * Infonet Services Corp.                                     8,500              16,150
 * Informatica Corp.                                          2,300              25,944
 * Information Holdings, Inc.                                 1,400              31,150
 * Inforte Corp.                                                300               2,580
 * InfoSpace, Inc.                                            1,000              26,250
 * infoUSA, Inc.                                              1,300              11,050
   Ingersoll-Rand Co., Ltd. Class A                           2,300             143,382
 * Ingram Micro, Inc.                                         7,700             112,266
 * Input/Output, Inc.                                         1,900               7,429
 * Insight Communications Co., Inc.                           2,100              20,454
 * Insight Enterprises, Inc.                                  1,900              35,530
 * Insituform Technologies, Inc. Class A                      1,400              21,070
 * Insmed, Inc.                                                 500               1,480
 * Inspire Pharmaceuticals, Inc.                                600              10,380
 * Insurance Auto Auctions, Inc.                                500   $           6,350
 * Integra Lifesciences Corp.                                 1,200              37,668
 * Integrated Circuit Systems, Inc.                           1,300              38,675
 * Integrated Device Technology, Inc.                         4,100              77,285
 * Integrated Electrical Services, Inc.                       1,200               9,408
 * Integrated Silicon Solution, Inc.                            700              13,090
   Intel Corp.                                              295,600           9,881,908
 * Intellidata Technologies Corp.                               500                 825
   Inter Parfums, Inc.                                          100               2,034
 * Interactive Data Corp.                                     5,400              90,990
 * InterActiveCorp                                           43,635           1,433,410
 * InterCept Group, Inc.                                        900               9,513
 * Interdigital Communications Corp.                            900              18,432
 * Interface, Inc. Class A                                    2,400              13,656
 * Intergraph Corp.                                           1,900              48,260
 * Interland, Inc.                                            1,200               8,220
 * Intermagnetics General Corp.                                 800              18,024
 * InterMune, Inc.                                              500              10,555
   International Business Machines
     Corp.                                                   61,600           5,577,264
   International Flavors & Fragrances,
     Inc.                                                     1,600              51,952
   International Game Technology                             16,800             582,792
 * International Multifoods Corp.                             1,200              21,396
   International Paper Co.                                   11,200             416,752
 * International Rectifier Corp.                              2,200             120,164
   International Speedway Corp.
     Class A                                                  1,700              73,066
 * Internet Security Systems, Inc.                            1,300              22,061
 * Interpore International, Inc.                                600               7,308
 * Interpublic Group of Companies, Inc.                      17,500             249,375
   Intersil Corp.                                             7,000             184,870
   Inter-Tel, Inc.                                              700              16,940
 * Interwoven, Inc.                                             775              11,610
 * Intevac, Inc.                                                100               1,699
 * Intrado, Inc.                                                500               9,975
 * Introgen Therapeutics, Inc.                                  500               3,510
 * Intuit, Inc.                                               7,000             351,960
   Invacare Corp.                                             2,100              81,900
 * Investment Technology Group, Inc.                             50                 885
   Investors Financial Services Corp.                         4,500             165,960
 * Invision Technologies, Inc.                                1,100              32,802
 * Invitrogen Corp.                                           3,100             211,327
   Iomega Corp.                                               1,300               7,137
 * Ionics, Inc.                                               1,200              38,580
 * Iron Mountain, Inc.                                        4,350             160,080
   Irwin Financial Corp.                                        700              21,182
 * Isis Pharmaceuticals, Inc.                                   500               2,995
 * Isle of Capri Casinos, Inc.                                1,200              24,181
 * Itron, Inc.                                                  500               9,595
 * ITT Educational Services, Inc.                               700              39,221
   ITT Industries, Inc.                                       3,600             237,312
 * ITXC Corp.                                                   200                 790
 * IVAX Corp.                                                 7,700             165,165
 * Ixia                                                       1,400              17,836
 * IXYS Corp.                                                 1,100               9,240
 * J & J Snack Foods Corp.                                      600              21,600
 * J. Jill Group, Inc.                                          650               8,281
   J. M. Smucker Co.                                          1,084              49,788
 * j2 Global Communication, Inc.                              1,000              28,420
 * Jabil Circuit, Inc.                                        7,400             203,574

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Jack in the Box, Inc.                                      1,300   $          27,105
 * Jacobs Engineering Group, Inc.                             1,800              82,692
 * Jacuzzi Brands, Inc.                                       3,500              22,575
 * Jakks Pacific, Inc.                                          800              10,872
   Janus Capital Group, Inc.                                 17,000             236,470
 * Jarden Corp.                                               1,050              28,403
 * JDA Software Group, Inc.                                   1,100              20,042
 * JDS Uniphase Corp.                                        50,700             174,408
   Jefferies Group, Inc.                                      3,000              93,840
   Jefferson-Pilot Corp.                                      1,800              87,354
   JLG Industries, Inc.                                       2,700              40,608
   John Hancock Financial Services,
     Inc.                                                    15,400             565,950
   Johnson & Johnson                                         65,800           3,243,282
   Johnson Controls, Inc.                                     3,300             361,152
 * Johnson Outdoors, Inc.                                       100               1,445
   Jones Apparel Group, Inc.                                  7,200             248,400
 * Jones Lang LaSalle, Inc.                                   1,600              33,520
 * Journal Register Co.                                       1,300              25,935
 * Joy Global, Inc.                                           2,600              54,600
   JP Morgan Chase & Co.                                     19,000             671,840
 * Juniper Networks, Inc.                                    10,400             196,248
   K Swiss, Inc. Class A                                        900              43,839
 * K-V Pharmaceutical Co. Class A                               750              19,575
 * K2, Inc.                                                   1,300              19,890
 * Kadant, Inc.                                                 600              10,770
   Kaman Corp. Class A                                          500               6,435
 * Kansas City Southern Industries, Inc.                      3,100              41,230
   Kaydon Corp.                                                 500              12,210
   KB Home Corp.                                              2,400             165,312
 * KCS Energy, Inc.                                             500               4,530
 * Keane, Inc.                                                2,500              35,250
 * Keith Companies, Inc.                                        300               4,278
   Keithley Instruments, Inc.                                   500               9,025
   Kellogg Co.                                                4,800             171,696
   Kellwood Co.                                                 500              19,120
   Kelly Services, Inc.                                         500              14,240
 * Kemet Corp.                                                2,700              35,640
   Kennametal, Inc.                                             500              19,220
 * Kennedy-Wilson, Inc.                                         100                 604
 * Kensey Nash Corp.                                            600              12,618
   Kerr-McGee Corp.                                             800              33,592
 * Key Energy Group, Inc.                                     8,400              76,524
   KeyCorp                                                    6,400             177,856
   KeySpan Corp.                                              2,400              84,552
 * Keystone Automotive Industries, Inc.                         700              17,059
 * Kforce, Inc.                                               1,100               9,295
   Kimball International, Inc. Class B                          500               7,410
   Kimberly Clark Corp.                                       2,200             119,284
   Kinder Morgan, Inc.                                        5,700             310,650
 * Kindred Healthcare, Inc.                                   1,000              51,590
 * King Pharmaceuticals, Inc.                                15,200             196,232
 * Kirby Corp.                                                1,200              36,000
 * KLA-Tencor Corp.                                           6,700             392,687
 * Kmart Holding Corp.                                        4,500             137,025
   Knight Ridder, Inc.                                        1,800             133,884
 * Knight Trading Group, Inc.                                 1,800              25,974
 * Knight Transportation, Inc.                                1,150              27,865
 * Kohls Corp.                                                9,700             468,704
 * Komag Inc                                                    500               8,245
 * Kopin Corp.                                                2,000              14,160
 * Korn/Ferry International                                   1,500   $          15,045
 * Kos Pharmaceuticals, Inc.                                    600              26,700
 * Kosan Biosciences, Inc.                                      500               4,755
   Kraft Foods, Inc.                                         11,200             354,704
 * Krispy Kreme Doughnuts, Inc.                               1,100              45,507
 * Kroger Co.                                                36,900             695,934
 * Kroll, Inc.                                                2,100              50,295
 * Kronos, Inc.                                                 750              29,378
 * Kulicke & Soffa Industries, Inc.                           1,300              21,424
 * L-3 Communications Holdings, Inc.                          4,400             207,020
 * La Jolla Pharmceutical Co.                                   128                 371
   La-Z-Boy, Inc.                                               600              12,120
 * LabOne, Inc.                                                 700              20,293
 * Labor Ready, Inc.                                          1,200              13,680
 * Laboratory Corp. of America Holdings,
     Inc.                                                     8,600             310,632
   Laclede Group, Inc.                                          300               8,775
   Ladish Co., Inc.                                             700               5,747
   LaFarge North America, Inc.                                1,100              41,910
 * Lam Research Corp.                                         5,900             188,800
 * Lamar Advertising Co.                                      4,500             158,400
 * Lamson & Sessions Co.                                      1,500               8,775
   Lancaster Colony Corp.                                       500              20,875
 * Lancer Corp.                                                 100                 549
   Landamerica Financial Group, Inc.                          1,100              56,540
 * Landec Corp.                                                 900               5,850
   Landry's Restaurants, Inc.                                 1,100              26,972
 * Landstar Systems, Inc.                                       400              14,400
 * Lannet Co., Inc.                                             750              13,440
 * Lattice Semiconductor Corp.                                3,400              32,198
 * Lawson Software, Inc.                                      2,802              23,649
 * LCA-Vision, Inc.                                             500               8,390
 * LCC International, Inc. Class A                              500               2,455
 * Lear Corp.                                                 4,500             266,130
 * Learning Tree International, Inc.                            600              10,422
 * Leather Factory, Inc.                                        100                 403
 * Lecroy Corp.                                                 500               8,350
   Lee Enterprises, Inc.                                        500              21,510
   Legg Mason, Inc.                                           1,500             119,565
   Leggett and Platt, Inc.                                    3,000              61,020
   Lehman Brothers Holdings, Inc.                            12,195             880,601
   Lennar Corp. A Shares                                      3,800             372,020
   Lennar Corp. B Shares                                        280              26,107
   Lennox International, Inc.                                   500               8,500
 * Level 3 Communications, Inc.                              13,400              73,432
 * Lexar Media, Inc.                                          2,000              42,720
 * Lexicon Genetics, Inc.                                     1,900               9,975
 * Lexmark International Group, Inc.                          2,500             193,500
   Libbey, Inc.                                                 600              17,586
 * Liberty Media Corp.                                      168,825           1,865,516
 * Liberty Media Corp.                                        1,900              21,337
 * Lifecore Biomedical, Inc.                                    500               3,350
 * Ligand Pharmaceuticals, Inc.
     Class B                                                    700               9,366
 * Lightbridge, Inc.                                          1,000               9,630
   Lilly (Eli) & Co.                                         17,900           1,227,224
   Limited Brands, Inc.                                       7,160             128,307
 * Lin TV Corp.                                               1,400              31,430
 * Lincare Holdings, Inc.                                     4,200             125,286
   Lincoln Electric Holdings                                    500              12,660
   Lincoln National Corp.                                     1,100              43,131

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Lindsay Manufacturer Co.                                   1,000   $          24,370
   Linear Technology Corp.                                   10,400             448,656
 * Linens 'n Things, Inc.                                     1,800              52,938
 * Lipid Sciences, Inc.                                         100                 248
   Lithia Motors, Inc. Class A                                  500              12,410
 * Littlefuse, Inc.                                           1,300              38,727
   Liz Claiborne, Inc.                                        5,900             206,559
   LNR Property Corp.                                           900              39,825
   Lockheed Martin Corp.                                     16,100             739,634
   Loews Corp.                                                6,800             289,884
 * Lone Star Technologies, Inc.                               1,200              16,620
   Longview Fibre Co.                                         2,700              29,619
 * LookSmart, Ltd.                                              500                 745
 * Louisiana-Pacific Corp.                                    5,800             104,922
   Lowe's Companies, Inc.                                    39,000           2,273,700
   LSI Industries, Inc.                                         625               7,781
 * LSI Logic Corp.                                           17,000             159,290
 * LTX Corp.                                                  1,100              18,348
   Lubrizol Corp.                                             1,500              45,195
 * Lucent Technologies, Inc.                                155,700             498,240
 * Luminex Corp.                                                500               5,275
 * Lydall, Inc.                                                 500               6,120
 * M & F Worldwide Corp.                                        200               2,770
   M & T Bank Corp.                                           5,700             535,059
   M/I Schottenstein Homes, Inc.                              1,300              49,855
   MacDermid, Inc.                                            1,600              52,480
 * Macromedia, Inc.                                           1,600              32,816
 * Macrovision Corp.                                          1,600              36,640
 * Madden (Steven), Ltd.                                        600              12,828
   MAF Bancorp, Inc.                                            500              21,955
 * Magna Entertainment Corp.                                    300               1,410
 * Magnetek, Inc.                                               700               4,515
 * Magnum Hunter Resources, Inc.                              3,100              27,869
 * Mail-Well, Inc.                                            1,300               4,914
 * MAIR Holdings, Inc.                                          300               2,283
 * Management Network Group, Inc.                               100                 323
   Mandalay Resort Group                                      2,500             107,375
 * Manhattan Associates, Inc.                                   600              18,258
   Manitowoc Co., Inc.                                          700              18,900
   Manor Care, Inc.                                           4,000             141,280
   Manpower, Inc.                                             3,700             173,678
 * Manufacturers' Services Ltd.                               1,000               6,100
 * Manugistic Group, Inc.                                     1,800              11,988
 * Mapinfo Corp.                                                200               1,770
   Marathon Oil Corp.                                         5,300             156,933
   Marcantile Bankshares Corp.                                1,100              48,895
 * MarineMax, Inc.                                              500               9,500
 * Markel Corp.                                                 400             102,900
 * MarketWatch.com, Inc.                                        500               4,430
 * MarkWest Hydrocarbon, Inc.                                   110               1,265
   Marriott International, Inc. Class A                      13,900             637,037
   Marsh & McLennan Co., Inc.                                 7,900             351,076
   Marshall & Isley Corp.                                     3,500             129,850
 * Martek Biosciences Corp.                                     600              36,444
 * Martha Stewart Living Omnimedia,
     Ltd.                                                       800               7,824
   Martin Marietta Materials, Inc.                              500              21,285
 * Marvel Enterprises, Inc.                                   2,100              60,396
   Masco Corp.                                               10,200             277,440
   Massey Energy Co.                                            900              12,510
 * Mastec, Inc.                                               2,100              27,888
 * Material Sciences Corp.                                      800   $           7,592
 * Matria Healthcare, Inc.                                      300               6,129
 * Matrix Service Co.                                         1,000              15,950
 * MatrixOne, Inc.                                            1,600               9,520
 * Matrixx Initiatives, Inc.                                    500               8,425
 * Mattel, Inc.                                              28,600             578,864
   Matthews International Corp.
     Class A                                                  1,600              45,552
 * Mattson Technology, Inc.                                   1,400              21,490
 * Maui Land & Pineapple Company,
     Inc.                                                       100               3,130
 * Maverick Tube Corp.                                        2,100              38,808
   Maxim Integrated Products, Inc.                           10,800             562,464
 * Maxim Pharmaceuticals, Inc.                                  900               6,408
 * Maximus, Inc.                                              1,000              37,900
 * Maxtor Corp.                                               8,300              92,628
 * Maxwell Shoe Company, Inc.                                   600              10,554
 * Maxwell Technologies, Inc.                                   500               4,025
 * Maxygen, Inc.                                              1,300              14,105
   May Department Stores Co.                                  2,200              65,230
   Maytag Corp.                                                 700              18,508
   MB Financial, Inc.                                           700              36,372
   MBIA, Inc.                                                 7,100             412,652
   MBNA Corp.                                                25,950             636,294
   McClatchey Newspapers, Inc.
     Class A                                                  1,100              73,040
   McCormick & Co., Inc.                                      2,000              57,380
 * McDATA Corp.                                               2,500              26,600
   McDonalds Corp.                                           39,700           1,017,511
   McGraw-Hill Companies, Inc.                                3,300             226,050
   McKesson Corp.                                            14,800             432,160
 * McMoran Exploration Co.                                      100               1,796
   MDC Holdings, Inc.                                         1,380              95,717
   MDU Resources Group, Inc.                                  1,800              42,624
   MeadWestavco Corp.                                         2,600              66,352
 * Medarex, Inc.                                              2,900              19,720
 * MedCath Corp.                                                500               4,745
 * Medco Health Solutions, Inc.                               4,631             168,707
 * Media Arts Group, Inc.                                       100                 394
   Media General, Inc. Class A                                  900              60,201
 * Mediacom Communications Corp.                              2,000              15,420
 * Medical Action Industries, Inc.                              500               8,300
 * Medical Staffing Network Holdings,
     Inc.                                                     1,400              13,650
   Medicis Pharmaceutical Corp.
     Class A                                                  1,300              85,644
 * Medimmune, Inc.                                            3,773              89,797
 * Medquist, Inc.                                             1,600              24,624
 * MedSource Technologies, Inc.                                 200                 924
   Medtronic, Inc.                                           65,400           2,956,080
   Mellon Financial Corp.                                     2,600              74,880
 * MEMC Electronic Materials, Inc.                            3,500              38,010
 * Mens Warehouse, Inc.                                       1,800              55,314
   Mentor Corp.                                               1,400              30,870
 * Mentor Graphics Corp.                                      1,300              19,045
   Merck & Co., Inc.                                         26,700           1,084,020
 * Mercury Computer Systems, Inc.                               500              11,975
   Mercury General Corp.                                      1,000              47,580
 * Mercury Interactive Corp.                                  1,700              79,560
   Meredith Corp.                                             2,200             105,358
 * Meridian Resource Corp.                                    2,100               9,576

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Merit Medical Systems, Inc.                                  833   $          26,073
 * Meritage Corp.                                               500              31,575
 * Merix Corp.                                                  500              10,440
   Merrill Lynch & Co., Inc.                                 23,800           1,350,650
 * Mesa Air Group, Inc.                                         800               9,640
 * Mestek, Inc.                                                 100               1,880
   MetLife, Inc.                                             48,200           1,575,658
   Metris Companies, Inc.                                     2,700              12,042
 * Metro One Telecommunications, Inc.                           500                 970
 * Metro-Goldwyn-Mayer, Inc.                                 13,000             214,500
   MGE Energy, Inc.                                             500              16,005
 * MGI Pharma, Inc.                                             600              23,022
   MGIC Investment Corp.                                      7,000             370,650
 * MGM Grand, Inc.                                            9,200             344,816
   Michaels Stores, Inc.                                      2,100              99,225
 * Micrel, Inc.                                               2,000              34,200
 * Micro Linear Corp.                                           100                 600
   Microchip Technology, Inc.                                 7,550             259,720
 * MicroFinancial, Inc.                                         400               1,276
 * Micromuse, Inc.                                            1,300              10,465
 * Micron Technology, Inc.                                   34,300             446,243
 * Micros Systems, Inc.                                         600              25,956
 * Microsemi Corp.                                            1,000              24,230
   Microsoft Corp.                                          420,800          10,814,560
 * Microtek Medical Holdings, Inc.                            1,300               5,317
 * Mid Atlantic Medical Services, Inc.                        1,500              92,100
 * Midas, Inc.                                                  500               7,575
   Middleby Corp.                                               600              20,473
   Midland Co.                                                  200               4,236
   Mid-State Bancshares                                         500              12,925
 * Midway Games, Inc.                                         1,300               4,394
 * Midwest Express Holdings, Inc.                               500               2,075
 * Mikohn Gaming Corp.                                          100                 436
   Millennium Chemicals, Inc.                                 3,600              38,952
 * Millennium Pharmaceuticals, Inc.                          13,800             217,626
 * Miller Industries, Inc.                                      100                 620
 * Millipore Corp.                                            1,000              42,810
 * MIM Corp.                                                    500               3,525
   Minerals Technologies, Inc.                                1,300              69,485
 * MKS Instruments, Inc.                                      2,100              58,191
 * Mobile Mini, Inc.                                            700              13,811
   Modine Manufacturing Co.                                     500              12,755
 * Modtech Holdings, Inc.                                       300               2,487
 * Mohawk Industries, Inc.                                    4,154             299,420
 * Moldflow Corp.                                               500               5,625
 * Molecular Devices Corp.                                      700              13,881
   Molex, Inc.                                                5,000             160,800
 * Monaco Coach Corp.                                         1,400              32,564
 * Mondavi (Robert) Corp. Class A                               400              14,000
 * Monolithic System Technology, Inc.                           700               5,222
   Monsanto Co.                                               4,535             122,989
 * Monster Worldwide, Inc.                                    3,400              81,804
 * Monterey Pasta Co.                                           500               1,915
 * Mony Group, Inc.                                             800              25,216
 * Moog, Inc. Class A                                           100               4,350
   Morgan Stanley Dean Witter & Co.                          15,500             856,840
   Motorola, Inc.                                            20,700             290,628
   Movado Group, Inc.                                         1,100              29,909
 * Movie Gallery, Inc.                                        1,350              23,882
 * MPS Group, Inc.                                            4,100              37,720
 * MRO Software, Inc.                                           600               8,280
 * MRV Communications, Inc.                                   3,500   $          14,035
   MSC Industrial Direct Co., Inc.
     Class A                                                  1,000              26,340
 * MSC Software Corp.                                           900               8,865
 * MTR Gaming Group, Inc.                                       600               6,660
   MTS Systems Corp.                                            500               9,285
 * Mueller Industries, Inc.                                   1,600              51,712
 * Multimedia Games, Inc.                                       500              20,465
   Murphy Oil Corp.                                           3,200             191,776
   Myers Industries, Inc.                                       625               7,831
 * Mykrolis Corp.                                             1,306              20,687
   Mylan Laboratories, Inc.                                  13,125             332,325
 * Myriad Genetics, Inc.                                      1,200              14,184
 * Nabi Biopharmaceuticals                                    2,300              24,771
 * Nabors Industries, Ltd.                                    6,500             241,280
   Nacco Industries, Inc. Class A                               300              23,400
 * Nanometrics, Inc.                                            500               7,300
 * Nanophase Technologies Corp.                                 100                 536
 * Nassda Corp.                                                 500               3,525
 * NATCO Group, Inc. Class A                                    200               1,200
 * National Beverage Corp.                                      200               3,016
   National City Corp.                                        9,600             322,080
   National Commerce Financial Corp.                          3,500              97,930
   National Fuel Gas Co.                                      1,000              23,100
 * National Healthcare Corp.                                    100               2,025
   National Instruments Corp.                                 1,900              86,013
 * National Oilwell, Inc.                                     5,600             107,744
 * National Processing, Inc.                                  1,700              41,225
 * National RV Holdings, Inc.                                   300               3,225
 * National Semiconductor Corp.                               6,400             286,208
 * National Western Life Insurance Co.
     Class A                                                    100              14,621
   Nationwide Financial Services, Inc.                          800              26,112
   Nature's Sunshine Products, Inc.                             100                 808
 * Navarre Corp.                                                500               3,555
 * Navigant Consulting, Inc.                                    700              12,110
 * Navigant International, Inc.                                 500               6,950
 * Navistar International Corp.                               2,600             112,060
 * NBTY, Inc.                                                 3,200              81,280
 * NCI Building Systems, Inc.                                   800              18,632
 * NCO Group, Inc.                                            1,200              27,720
 * NCR Corp.                                                  4,100             143,090
   NDChealth Corp.                                            1,000              26,750
 * Neiman Marcus Group, Inc.                                  1,300              70,070
 * Nektar Therapeutics                                        1,700              22,406
 * Neoforma, Inc.                                               700              11,172
 * Neopharm, Inc.                                               701              12,576
 * Neose Technologies, Inc.                                     500               4,215
 * Net2Phone, Inc.                                            1,300               8,190
 * Netegrity, Inc.                                              600               7,350
 * Netflix, Inc.                                                500              24,500
 * NetIQ Corp.                                                1,200              14,388
 * NetRatings, Inc.                                           1,000              10,120
 * Netscout System, Inc.                                        200               1,744
 * NetScreen Technologies, Inc.                               1,800              45,360
 * Network Appliance Corp.                                    7,300             168,703
 * Network Associates, Inc.                                   5,600              74,984
 * Network Engines, Inc.                                        500               5,220
 * Network Equipment Technologies, Inc.                       1,000              10,400
 * Neurocrine Biosciences, Inc.                                 500              26,415
 * Neurogen Corp.                                               300               1,914

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   New Century Financial Corp.                                1,200   $          45,660
   New England Business Services, Inc.                          500              15,000
 * New Focus, Inc.                                            1,500               7,335
   New Jersey Resources Corp.                                   500              19,200
   New York Community Bancorp Inc.                            3,258             126,573
   New York Times Class A                                     3,800             174,420
   Newell Rubbermaid, Inc.                                    3,500              80,045
 * Newfield Exploration Co.                                   3,600             147,240
   Newmont Mining Corp.                                      23,000           1,107,220
 * Newpark Resources, Inc.                                    3,600              14,472
 * Newport Corp.                                              1,400              23,842
 * Nextel Communications Corp.
     Class A                                                 38,100             965,073
 * Nextel Partners, Inc.                                      4,200              49,518
 * NIC, Inc.                                                    200               1,408
 * Nii Holdings, Inc.                                           500              37,930
   Nike, Inc. Class B                                         6,500             437,125
   NiSource, Inc.                                             2,300              47,725
   NL Industries, Inc.                                          500               8,940
 * NMS Communications Corp.                                     100                 585
 * Noble Corp.                                                6,200             214,396
   Noble Energy, Inc.                                         3,600             142,740
   Nordson Corp.                                                500              16,255
   Nordstrom, Inc.                                            2,300              79,350
   Norfolk Southern Corp.                                    10,600             226,946
 * Norstan, Inc.                                                300                 930
 * North American Scientific, Inc.                              600               6,000
 * North Coast En                                               500               5,350
   North Fork Bancorporation, Inc.                              100               3,993
   Northeast Utilities, Inc.                                  1,600              31,920
   Northern Trust Corp.                                       4,300             192,855
   Northrop Grumman Corp.                                     5,264             487,604
 * Northwest Airlines Corp.                                     300               3,963
   Northwest Bancorp, Inc.                                      500              10,965
 * Novell, Inc.                                              16,000             152,000
 * Novellus Systems, Inc.                                     8,463             370,341
 * Noven Pharmaceuticals, Inc.                                1,000              13,730
 * Novoste Corp.                                                600               3,006
 * NPS Pharmaceuticals, Inc.                                  1,200              36,216
 * NS Group, Inc.                                             1,200               8,964
 * Nu Horizons Electronics Corp.                                100                 802
   Nucor Corp.                                                2,100             117,831
 * Nuevo Energy Co.                                           1,300              25,662
   NuSkin Enterprises, Inc.                                     500               8,685
 * Nutraceutical International Corp.                            500               6,475
   Nuveen Investments                                         1,000              26,250
 * Nvidia Corp.                                               5,800             122,670
 * NVR, Inc.                                                    300             147,300
 * NYFIX, Inc.                                                1,000               8,330
 * O'Charleys, Inc.                                             700              11,935
 * O'Reilly Automotive, Inc.                                  1,900              82,688
   Oakley, Inc.                                               2,600              34,060
   Occidental Petroleum Corp.                                 7,600             278,768
 * Oceaneering International, Inc.                            1,300              28,405
   OceanFirst Financial Corp.                                   500              13,185
 * Ocular Sciences, Inc.                                      1,200              34,356
 * Ocwen Financial Corp.                                      3,155              21,927
 * Odyssey Healthcare, Inc.                                     750              26,708
   Odyssey Re Holdings Corp.                                  4,000              91,560
 * Office Depot, Inc.                                        15,600             247,260
 * Officemax, Inc.                                            3,800              37,354
 * Offshore Logistics, Inc.                                   1,400   $          35,350
   OGE Energy Corp. (Holding Co.)                               200               4,764
 * Ohio Casualty Corp.                                        3,000              51,030
 * Oil States International, Inc.                             2,600              32,656
 * Old Dominion Freight Lines, Inc.                           1,000              31,870
   Old National Bancorp                                         630              13,671
   Old Republic International Corp.                           2,300              85,238
 * Olympic Steel, Inc.                                          100                 565
 * OM Group, Inc.                                             1,500              36,315
 * Omega Protein Corp.                                          700               4,375
   Omnicare, Inc.                                             6,500             259,480
   Omnicom Group, Inc.                                        4,900             390,334
 * OmniVision Technologies, Inc.                                500              32,580
 * On Assignment, Inc.                                          200               1,014
 * ON Semiconductor Corp.                                       600               3,948
   Oneok, Inc.                                                1,000              19,810
 * Onyx Pharmacueticals, Inc.                                   600              17,268
 * OPENT Technologies, Inc.                                     500               8,995
 * Openwave Systems Inc                                       1,733              20,848
 * Optical Communication Products, Inc.                       1,400               5,558
 * Option Care, Inc.                                          1,000               9,940
 * Oracle Systems Corp.                                     104,400           1,253,844
 * OraSure Technologies, Inc.                                   100                 834
 * Orbital Sciences Corp.                                     1,800              16,506
 * Oregon Steel Mills, Inc.                                     600               1,782
 * Orleans Homebuilders, Inc.                                   500              14,170
 * Orthodontic Centers of America, Inc.                       2,400              17,016
 * Orthologic Corp.                                           1,100               7,942
   Oshkosh Truck Corp. Class B                                2,200             103,180
 * OSI Pharmaceutical, Inc.                                   1,200              35,676
 * OSI Systems, Inc.                                            500               9,290
 * Osteotech, Inc.                                              600               4,590
   Otter Tail Co.                                               100               2,723
   Outback Steakhouse, Inc.                                   2,300             102,925
   Overseas Shipholding Group, Inc.                             500              14,075
   Owens & Minor, Inc.                                        1,000              21,210
 * Owens-Illinois, Inc.                                       9,500             107,160
 * Oxford Health Plans, Inc.                                  3,200             140,224
 * P.F. Chang's China Bistro, Inc.                              500              26,990
   Paccar, Inc.                                               4,400             352,924
   Pacific Capital Bancorp                                      500              18,475
 * Pacific Sunwear of California, Inc.                        2,300              52,348
 * Pacificare Health Systems, Inc.                            2,700             175,797
 * Packaging Corp. of America                                 6,300             124,173
 * Packaging Dynamics Corp.                                     140               1,519
 * Packeteer, Inc.                                              600              11,381
 * Pain Therapeutics, Inc.                                      300               1,830
   Pall Corp.                                                 1,600              40,992
 * Palm Harbor Homes, Inc.                                    1,000              19,000
 * Palmone Inc                                                1,000              14,970
 * Palmsource Inc                                               309               7,907
 * PAM Transportation Services, Inc.                            600              11,730
 * PanAmSat Corp.                                             8,100             178,929
 * Panera Bread Co.                                             500              19,490
 * Papa John's International, Inc.                              600              15,834
 * Parallel Petroleum Corp.                                   1,200               4,571
 * Parametric Technology Corp.                                  500               1,710
 * Parexel International Corp.                                1,100              20,328
   Park Electrochemical Corp.                                   500              12,775
 * Park Place Entertainment Corp.                            17,200             179,912
 * Parker Drilling Co.                                        3,900               9,321

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Parker-Hannifin Corp.                                      2,900   $         159,471
 * Parkervision, Inc.                                           500               5,000
 * Park-Ohio Holdings Corp.                                     100                 733
 * Parlux Fragrances, Inc.                                      100                 325
 * ParthusCeva, Inc.                                            200               1,750
 * Party City Corp.                                             400               5,744
 * Pathmark Stores, Inc.                                        800               5,808
   Patina Oil & Gas Corp.                                     1,750              78,540
 * Patterson Dental Co.                                       1,200              81,720
 * Patterson-UTI Energy, Inc.                                 4,100             117,793
 * Paxar Corp.                                                1,400              18,410
 * Paxson Communications Corp.                                  500               2,400
   Paychex, Inc.                                              9,400             361,618
 * Payless ShoeSource, Inc.                                   1,400              18,032
 * PC Connection, Inc.                                        1,200              10,500
 * PC-Tel, Inc.                                                 500               4,475
 * PDF Solutions, Inc.                                          300               3,321
 * PDI, Inc.                                                    500              14,450
   Peabody Energy Corp.                                       1,700              57,290
 * PEC Solutions, Inc.                                          600              10,806
 * Pediatrix Medical Group, Inc.                              1,300              69,758
 * Peet's Coffee & Tea, Inc.                                    500               8,410
 * Pegasus Solutions, Inc.                                    1,200              14,256
 * Pegasystems, Inc.                                          1,100               8,800
 * Pemstar, Inc.                                                300               1,128
 * Penn National Gaming, Inc.                                 1,300              30,706
 * Penn Treaty American Corp.                                   500                 805
   Penn-America Group, Inc.                                     500               7,305
   Penney (J.C.) Co., Inc.                                    3,600              89,568
   Pentair, Inc.                                                800              34,880
 * Penwest Pharmaceuticals Co.                                  500               7,700
   Peoples Bank CT                                              500              16,275
   Peoples Energy Corp.                                         500              20,100
 * Peoplesoft, Inc.                                           7,864             166,324
   Pep Boys - Manny, Moe & Jack                                 600              12,300
   Pepco Holdings, Inc.                                       1,100              20,196
   PepsiAmericas, Inc.                                       10,100             158,469
   Pepsico, Inc.                                             44,300           2,131,716
 * Performance Food Group Co.                                 2,400              94,344
 * Pericom Semiconductor Corp.                                  900              10,548
   PerkinElmer, Inc.                                          1,900              32,129
 * Perot Systems Corp.                                        4,000              49,600
   Perrigo Co.                                                2,200              33,198
 * Perry Ellis International, Inc.                              600              14,557
 * Per-Se Technologies, Inc.                                  1,000              14,050
 * Petco Animal Supplies, Inc.                                1,100              36,806
 * Petrocorp, Inc.                                              100               1,354
 * Petroleum Development Corp.                                1,100              15,620
   PetSmart, Inc.                                             5,300             128,048
   PFF Bancorp, Inc.                                            840              31,416
   Pfizer, Inc.                                             113,280           3,800,544
 * PG&E Corp. (Holding Co.)                                  29,900             751,088
 * Pharmaceutical Products
     Development Service Co.                                  1,700              50,456
 * Pharmaceutical Resources, Inc.                             1,200              87,096
 * Pharmacopeia, Inc.                                           800              10,000
 * Pharmacyclics, Inc.                                          500               3,200
 * Phelps Dodge Corp.                                         6,100             388,448
 * Philadelphia Consolidated Holding
     Corp.                                                    1,400              70,882
   Philadelphia Suburban Corp.                                1,300              35,204
   Phillips-Van Heusen Corp.                                  1,100   $          19,360
 * Phoenix Technologies, Ltd.                                   500               4,355
 * Photon Dynamics, Inc.                                        600              24,486
 * Photronics, Inc.                                           1,400              25,858
 * Pico Holdings, Inc.                                          100               1,502
   Piedmont Natural Gas Co.                                   1,000              40,980
   Pier 1 Imports, Inc.                                       1,600              40,800
   Pilgrims Pride Corp. Class B                               1,100              16,445
 * Pinnacle Systems, Inc.                                     1,500              12,510
   Pinnacle West Capital Corp.                                  500              19,685
 * Pioneer Natural Resources Co.                              7,500             212,700
   Pitney Bowes, Inc.                                         5,100             202,725
 * Pixar, Inc.                                                1,482             103,903
 * Pixelworks, Inc.                                           1,000              13,200
 * Plains Exploration & Production Co.                          980              13,730
 * Plains Resources, Inc.                                       600               9,312
 * Planar Systems, Inc.                                         700              16,660
 * Plantronics, Inc.                                            600              18,384
 * Plato Learning, Inc.                                         100                 993
 * Playboy Enterprises, Inc. Class B                            800              12,968
 * Plexus Corp.                                               1,700              30,175
 * Plug Power, Inc.                                           2,700              15,633
 * PLX Technology, Inc.                                         100                 940
 * PMC Sierra, Inc.                                           3,100              63,147
   PMI Group, Inc.                                            6,300             234,549
   PNC Financial Services Group, Inc.                         4,400             239,184
   PNM Resources, Inc.                                          500              14,005
   Pogo Producing Co.                                         4,200             182,910
   Polaris Industries, Inc.                                     500              43,085
   Polo Ralph Lauren Corp.                                    2,700              80,136
 * Polycom, Inc.                                              4,000              79,280
   PolyMedica Corp.                                           1,400              36,288
   Pomeroy IT Solutions, Inc.                                   100               1,461
 * Possis Medical, Inc.                                         100               1,704
   Potlatch Corp.                                               500              16,125
 * Powell Industries, Inc.                                      600              10,116
 * Power Intergrations, Inc.                                    500              18,115
 * Power-One, Inc.                                            1,800              15,174
 * Powerwave Technologies, Inc.                               2,100              15,645
 * Pozen, Inc.                                                  500               5,880
   PPG Industries, Inc.                                       2,000             116,940
   PPL Corp.                                                  2,600             106,288
 * PRAECIS Pharmaceuticals, Inc.                              2,300              17,480
   Praxair, Inc.                                              6,000             430,680
   Precision Castparts Corp.                                  3,600             145,872
 * Premcor, Inc.                                              4,600             106,950
 * Pre-Paid Legal Services, Inc.                                700              18,627
 * Presstek, Inc.                                             1,300              10,465
 * PRG-Schultz International, Inc.                              800               3,960
 * Price Communications Corp.                                 2,100              26,985
 * Pride International, Inc.                                  8,400             133,980
 * Prima Energy Corp.                                           700              20,720
 * Prime Hospitality Corp.                                    1,900              20,938
 * Prime Medical Services, Inc.                                 100                 507
 * PRIMEDIA, Inc.                                             5,700              16,530
   Principal Financial Group, Inc.                           17,000             562,870
 * Priority Healthcare Corp.                                  1,100              25,223
 * Proassurance Corp.                                         1,900              58,710
   Procter & Gamble Co.                                      25,100           2,415,624
 * Progenics Pharmaceuticals, Inc.                              500               8,770
   Progress Energy, Inc.                                      3,700             162,134

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Progress Software Corp.                                      600   $          12,576
   Progressive Corp.                                         14,700           1,148,070
   Prosperity Bancshares, Inc.                                  300               6,498
 * Protection One, Inc.                                       2,300               1,035
   Protective Life Corp.                                      1,100              36,135
 * Protein Design Labs, Inc.                                  5,000              69,300
   Proton Energy Systems, Inc.                                  700               1,834
   Provident Financial Group, Inc.                              500              15,480
 * Providian Financial Corp.                                 19,600             221,480
 * Province Healthcare Co.                                    2,100              32,193
   Prudential Financial, Inc.                                29,600           1,157,656
 * PSS World Medical, Inc.                                    2,300              23,575
 * Psychiatric Solutions, Inc.                                  500               7,610
 * PTEK Holdings, Inc.                                        1,400              12,208
   Public Service Enterprise Group, Inc.                      4,000             164,080
   Puget Energy, Inc.                                         1,000              23,250
   Pulitzer, Inc.                                               300              15,900
   Pulte Homes Inc.                                           3,900             372,606
 * PW Eagle, Inc.                                               100                 400
 * Q Logic Corp.                                              1,800             102,294
 * Qad, Inc.                                                    500               6,165
   Quaker Fabric Corp.                                          400               3,492
   Qualcomm, Inc.                                            28,800           1,283,040
   Quanex Corp.                                                 500              19,765
 * Quanta Services, Inc.                                      4,765              36,452
 * Quest Diagnostics, Inc.                                    5,500             401,335
 * Quest Software, Inc.                                       2,900              43,065
   Questar Corp.                                              1,400              47,768
 * Quidel Corp.                                               1,100               9,460
 * Quigley Corp.                                                500               4,245
 * Quiksilver, Inc.                                           2,400              43,152
 * Quovadx, Inc.                                                500               2,435
 * Qwest Communications International,
     Inc.                                                    57,500             210,450
 * R H Donnelley Corp.                                          600              24,150
   Radian Group, Inc.                                         6,700             330,645
 * Radiant Systems, Inc.                                        500               3,550
 * Radio One, Inc.                                            1,200              21,072
 * Radiologix, Inc.                                             400               1,220
 * Radioshack Corp.                                           5,200             161,980
 * RadiSys Corp.                                                760              13,984
 * Railamerica, Inc.                                          1,100              12,485
 * Rainbow Technologies, Inc.                                   500               6,200
 * Ralcorp Holdings, Inc.                                     1,500              45,420
 * Rambus, Inc.                                               1,200              36,000
 * Range Resources Corp.                                      3,400              26,860
 * Rare Hospitality International, Inc.                       2,100              52,500
   Raymond James Financial, Inc.                              1,900              70,224
   Rayonier, Inc.                                               890              33,010
 * Rayovac Corp.                                              1,100              19,789
 * Raytech Corp.                                              1,000               3,700
   Raytheon Co.                                               7,300             202,283
 * RC2 Corp.                                                  1,200              25,536
 * RCN Corp.                                                    300                 306
   Readers Digest's Association, Inc.                           722              10,325
 * RealNetworks , Inc.                                        4,600              27,462
   Rebublic Services, Inc.                                    5,100             129,795
 * Red Hat, Inc.                                              4,000              53,120
   Reebok International, Ltd.                                 2,800             112,672
 * Regeneration Technologies, Inc.                              500               5,200
 * Regeneron Pharmaceuticals, Inc.                            1,100              14,168
 * Regent Communications, Inc.                                1,600   $          10,416
   Regions Financial Corp.                                    3,300             122,463
   Regis Corp.                                                2,200              90,090
 * Rehabcare Group, Inc.                                      1,000              17,760
   Reinsurance Group of America, Inc.                         2,800             104,020
   Reliance Steel & Aluminum Co.                                600              17,688
 * Reliant Resources, Inc.                                   18,899             123,977
 * Remec, Inc.                                                1,600              17,952
 * Remington Oil & Gas Corp.                                  1,400              24,990
 * Renaissance Learning, Inc.                                   500              11,600
 * Renal Care Group, Inc.                                     2,500             100,900
 * Rent-A-Center, Inc.                                        3,750             121,838
 * Rent-Way, Inc.                                               300               2,223
 * Repligen Corp.                                             2,600              12,558
   Republic Bancorp, Inc.                                     1,936              26,620
   Republic Bankshares, Inc.                                    800              23,864
 * Res-Care, Inc.                                               500               3,675
 * ResMed, Inc.                                               1,000              39,000
   Resource America, Inc.                                       500               6,515
 * Resources Connection, Inc.                                   500              13,690
 * Respironics, Inc.                                          1,525              69,388
 * Restoration Hardware, Inc.                                 1,100               6,743
 * Retail Ventures Inc.                                         100                 540
 * Retek, Inc.                                                  500               5,190
 * Rex Stores Corp.                                             500               7,865
   Reynolds & Reynolds Co.                                    1,500              41,610
 * RF Micro Devices, Inc.                                     5,900              68,735
   Richardson Electronics, Ltd.                                 400               4,080
   Riggs National Corp.                                         800              13,728
 * Right Management Consultants, Inc.                         1,000              17,870
 * Rite Aid Corp.                                            12,000              73,800
 * Riverstone Networks, Inc.                                  1,800               1,980
   RLI Corp.                                                  1,000              36,200
   Roadway Corp.                                                600              30,600
   Robbins & Myers, Inc.                                        700              15,442
 * Robert Half International, Inc.                            6,000             133,560
   Rock-Tenn Co. Class A                                        100               1,590
   Rockwell Collins, Inc.                                     3,900             104,871
   Rockwell International Corp.                               3,900             129,675
 * Rogers Corp.                                                 900              39,510
   Rohm & Haas Co.                                            5,200             208,780
 * Rohn Industries, Inc.                                        200                   4
   Rollins, Inc.                                                900              20,052
   Roper Industries, Inc.                                     1,500              75,210
   Ross Stores, Inc.                                          2,900             158,862
   Roto-Rooter, Inc.                                            500              18,405
 * Rowan Companies, Inc.                                      5,500             116,435
   Royal Gold, Inc.                                             300               6,393
   RPC, Inc.                                                    200               2,010
   RPM, Inc.                                                    800              12,104
 * RSA Security, Inc.                                         1,800              26,460
 * RTI International Metals, Inc.                             1,300              17,615
   Ruby Tuesday, Inc.                                         2,700              78,624
   Ruddick Corp.                                              1,000              16,900
 * Rudolph Technologies, Inc.                                 1,000              23,150
   Russ Berrie & Co., Inc.                                      500              16,675
   Russell Corp.                                                700              12,873
 * Ryan's Family Steak Houses, Inc.                           1,550              23,002
   Ryder System, Inc.                                           500              15,595
   Ryland Group, Inc.                                         1,700             156,655
   S&T Bancorp, Inc.                                            500              15,190

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * S1 Corp.                                                   2,100   $          18,543
   Sabre Holdings Corp.                                       3,200              66,720
   Safeco Corp.                                               1,800              67,374
 * Safeguard Scientifics, Inc.                                4,000              13,680
 * SafeNet, Inc.                                                500              16,620
 * Safeway, Inc.                                             21,400             444,050
 * Saga Communications, Inc. Class A                            325               5,678
 * Saint Jude Medical, Inc.                                   8,800             557,392
   Saint Paul Companies, Inc.                                 4,600             170,660
 * Saks, Inc.                                                 7,300             112,274
 * Salem Communications Corp.                                 1,400              34,678
 * Salton, Inc.                                                 700               9,422
 * Sanchez Computer Associates, Inc.                            500               2,175
   Sanderson Farms, Inc.                                        500              17,190
 * Sandisk Corp.                                              1,600             129,376
 * Sangamo BioSciences, Inc.                                    500               2,280
 * Sanmina Corp.                                             24,300             296,217
 * Sapient Corp.                                              3,100              17,422
   Sara Lee Corp.                                             8,200             168,510
 * Savient Pharmaceuticals, Inc.                              2,700              13,338
 * SBA Communications Corp.                                   1,900               6,574
   SBC Communications, Inc.                                   8,900             207,192
 * SBS Technologies, Inc.                                       500               7,325
   SCANA Corp.                                                1,600              53,728
 * ScanSoft, Inc.                                             1,530               9,180
 * ScanSource, Inc.                                             500              21,870
   Schawk, Inc. Class A                                         100               1,360
 * Schein (Henry), Inc.                                       1,800             121,122
   Schering-Plough Corp.                                     34,000             545,700
 * Scholastic Corp.                                           2,600              86,268
   Schulman (A.), Inc.                                          500               9,775
   Schwab (Charles) Corp.                                    46,600             540,560
   Schweitzer-Maudoit International, Inc.                       500              13,860
 * Sciclone Pharmaceuticals, Inc.                             1,100               8,085
 * Scientific Games Corp.                                     1,500              24,390
   Scientific-Atlanta, Inc.                                   7,700             222,376
 * SCM Microsystems, Inc.                                       500               4,150
 * Scotts Co. Class A                                         2,000             118,980
 * SCP Pool Corp.                                               900              32,238
 * SCS Transportation, Inc.                                     350               5,821
   Seaboard Corp.                                               100              23,050
 * Seachange International, Inc.                                600               9,030
 * Seacor Smit, Inc.                                            700              26,698
 * Sealed Air Corp.                                           4,100             216,357
   Sears, Roebuck & Co.                                       3,100             170,996
 * Seattle Genetics, Inc.                                       500               3,110
 * Secure Computing Corp.                                       500               7,515
 * SeeBeyond Technology Corp.                                 1,500               5,820
   SEI Investments Co.                                        5,800             162,690
 * Select Comfort Corp.                                       1,000              26,910
 * Select Medical Corp.                                       1,800              64,530
 * Selectica, Inc.                                              700               3,248
 * Semitool, Inc.                                             1,200              13,656
   Sempra Energy                                              3,300              93,456
 * Semtech Corp.                                              1,900              46,170
 * SEMX Corp.                                                   100                  10
   Sensient Technologies Corp.                                  500               9,425
 * Sepracor, Inc.                                             2,200              54,516
 * Sequa Corp. Class A                                          100               4,775
 * Sequa Corp. Class B                                          100               4,895
 * Sequenom, Inc.                                               100                 360
 * Serena Software, Inc.                                        600   $          11,532
 * Serologicals Corp.                                         1,100              18,975
 * Service Corp. International                               15,100              74,745
 * SFBC International, Inc.                                     500              12,875
 * Sharper Image Corp.                                          500              15,810
 * Shaw Group, Inc.                                             600               7,812
 * Sheffield Pharmceuticals, Inc.                               400                   0
   Sherwin-Williams Co.                                       2,400              77,832
 * Shoe Carnival, Inc.                                          500               9,040
 * Shopko Stores, Inc.                                        1,200              19,980
 * Shuffle Master, Inc.                                         700              20,937
 * SICOR, Inc.                                                5,300             146,492
 * Siebel Systems, Inc.                                      18,000             237,240
 * Siebert Financial Corp.                                      100                 328
 * Sierra Health Services, Inc.                               1,300              35,620
 * Sierra Pacific Resources                                   5,400              37,422
   Sigma-Aldrich Corp.                                        3,100             166,067
 * Silgan Holdings, Inc.                                        100               3,445
 * Silicon Image, Inc.                                        1,000               7,400
 * Silicon Laboratories, Inc.                                   900              44,163
 * Silicon Storage Technology, Inc.                           3,100              42,067
 * Silicon Valley Bancshares                                  2,000              73,460
 * Siliconix, Inc.                                              900              45,711
   Simmons First National Corp.
     Class A                                                    189               5,014
 * SimpleTech, Inc.                                             500               3,360
 * Simpson Manufacturing Co., Inc.                            1,600              78,720
 * Sinclair Broadcast Group, Inc.
     Class A                                                  1,500              17,205
 * Sipex Corp.                                                  400               3,760
 * Sirenza Microdevices, Inc.                                   500               2,915
 * Sitel Corp.                                                  500               1,175
 * Six Flags, Inc.                                            3,600              24,300
 * Skechers U.S.A., Inc. Class A                                500               3,715
   Sky Financial Group, Inc.                                  1,200              30,084
   Skywest, Inc.                                                600              10,350
 * Skyworks Solutions, Inc.                                   6,900              60,651
 * SL Industries, Inc.                                          100                 805
   SLM Corp.                                                 15,600             579,228
 * Smith International, Inc.                                  5,800             217,732
 * Smithfield Foods, Inc.                                     6,600             154,770
 * Smurfit-Stone Container Corp.                             18,000             294,480
   Snap-On, Inc.                                              1,200              36,024
 * Sola International, Inc.                                   1,400              27,440
 * Solectron Corp.                                           37,000             216,450
 * Solutia, Inc.                                              1,900               5,225
   Sonic Automotive, Inc.                                     1,200              26,940
 * Sonic Corp.                                                  650              20,066
 * Sonic Innovations, Inc.                                      500               3,050
 * Sonic Solutions                                              500               9,435
 * SonicWALL, Inc.                                            2,300              18,377
   Sonoco Products Co.                                          500              10,700
 * SonoSite, Inc.                                             1,500              31,680
 * Sonus Networks, Inc.                                         500               4,570
 * Sotheby's Holdings, Inc. Class A                             800               9,280
   Sound Federal Bancorp, Inc.                                  100               1,685
 * Source Information Management,
     Inc.                                                       200               1,938
 * Sourcecorp, Inc.                                             500              12,230
   South Financial Group, Inc.                                1,000              28,500
   Southern Co.                                              10,700             313,189

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Southern Union Co.                                         4,615   $          84,362
   SouthTrust Corp.                                           5,500             176,825
   Southwest Airlines Co.                                    51,700             929,566
   Southwest Bancorporation of Texas,
     Inc.                                                     2,200              84,106
   Southwest Water Co.                                          525               8,337
 * Southwestern Energy Co.                                      900              18,369
   Sovereign Bancorp, Inc.                                   18,000             407,880
 * Spanish Broadcasting System, Inc.                          1,500              15,075
   Spartan Motors, Inc.                                         100                 950
   Spartech Corp.                                               500              11,000
 * Specialty Laboratories, Inc.                               1,000              16,700
 * SpectraLink Corp.                                            500              10,295
 * Spectranetics Corp.                                          100                 335
   Speedway Motorsports, Inc.                                 1,300              38,090
 * Spherion Corp.                                             2,200              19,668
 * Spherix, Inc.                                                400               2,780
 * Spiegel, Inc. Class A Non-Voting                             100                   9
 * Spinnaker Exploration Co.                                  1,900              50,046
   Sprint Corp.                                              11,300             169,387
 * Sprint Corp. (PCS Group)                                  10,100              46,359
 * SPS Technologies, Inc.                                       500              24,480
 * SPSS, Inc.                                                   600              11,622
 * SPX Corp.                                                  4,800             260,640
 * SR Telecom, Inc.                                              10                  57
 * SRA International, Inc.                                      300              13,233
 * SRS Labs, Inc.                                               600               6,210
   SS&C Technologies, Inc.                                      600              17,700
   St. Joe Corp.                                              3,600             125,280
   St. Mary Land & Exploration Co.                            3,200              82,240
 * Staar Surgical Co.                                           100               1,099
 * Stamps.com, Inc.                                           1,700              10,625
   StanCorp Financial Group, Inc.                             2,200             137,632
 * Standard Management Corp.                                    100                 327
 * Standard Microsystems Corp.                                  600              16,080
   Standard Pacific Corp.                                     1,800              89,874
   Stanley Furniture, Inc.                                      100               3,191
   Stanley Works                                              1,000              32,710
 * Staples, Inc.                                             18,700             507,705
 * Starbucks Corp.                                           10,000             320,700
   StarTek, Inc.                                                600              23,202
   Starwood Hotels and Resorts
     Worldwide, Inc.                                          1,800              62,046
   State Auto Financial Corp.                                 2,100              54,579
   State Street Corp.                                         9,500             484,120
   Staten Island Bancorp, Inc.                                  500              11,500
   Station Casinos, Inc.                                      2,100              65,478
 * Steak n Shake Co.                                          1,300              22,880
 * Steel Dynamics, Inc.                                       2,100              42,042
   Steelcase, Inc. Class A                                      800               9,920
 * Stein Mart, Inc.                                           1,300              11,583
 * Steinway Musical Instruments, Inc.                           100               2,390
 * Stellent, Inc.                                               600               5,922
 * Stericycle, Inc.                                           1,500              74,100
 * Steris Corp.                                               3,800              87,894
   Sterling Bancshares                                        1,500              19,065
 * Sterling Financial Corp.                                     980              32,938
 * Stewart Enterprises, Inc.                                  3,600              16,812
 * Stewart Information Services Corp.                           900              34,767
 * Stone Energy Corp.                                         1,600              59,776
 * Stoneridge, Inc.                                           1,300              17,355
 * Storage Technology Corp.                                   4,900   $         123,480
 * Stratex Networks, Inc.                                     1,600               5,696
   Strayer Ed, Inc.                                             600              67,038
   Stride Rite Corp.                                            500               5,785
   Stryker Corp.                                             10,200             826,200
   Student Loan Corp.                                           500              71,005
   Sturm Ruger & Co., Inc.                                      500               5,765
 * Summit America Television, Inc.                              500               1,800
 * Sun Bancorp, Inc.                                            500              11,325
 * Sun Microsystems, Inc.                                   187,800             801,906
 * Sungard Data Systems, Inc.                                10,600             286,412
   Sunoco, Inc.                                               1,000              48,010
 * Sunrise Senior Living, Inc.                                1,000              34,520
   Suntrust Banks, Inc.                                       5,900             419,195
 * Supergen, Inc.                                               500               5,285
 * Superior Energy Services, Inc.                             3,300              27,984
   Superior Industries International, Inc.                    1,300              57,824
 * Supertex, Inc.                                               600              10,404
   Supervalu, Inc.                                            1,800              46,476
 * SupportSoft, Inc.                                            500               7,330
   Supreme Industries, Inc.                                     110                 641
 * SureBeam Corp.                                             1,100                 292
 * SurModics, Inc.                                              200               4,234
   Susquehanna Bancshares, Inc.                                 500              13,310
 * Swift Energy Corp.                                         1,400              19,866
 * Swift Transportation, Inc.                                 4,000              79,680
 * Switchboard, Inc.                                            100                 670
   SWS Group, Inc.                                              200               3,762
 * Sybase, Inc.                                               2,700              55,350
 * Sybron Dental Specialties, Inc.                            1,100              31,691
 * Sycamore Networks, Inc.                                   12,500              66,500
 * Sykes Enterprises, Inc.                                    1,400              12,796
 * Sylvan Learning Systems, Inc.                              1,900              61,503
 * Symantec Corp.                                            10,400             341,432
   Symbol Technologies, Inc.                                 13,900             193,905
 * Symmetricom, Inc.                                          1,500              10,551
 * Symyx Technologies                                         1,100              21,945
 * Synaptics, Inc.                                              500               6,835
 * Synopsys, Inc.                                             4,396             131,704
 * Synovis Life Technologies, Inc.                              500              12,855
   Synovus Financial Corp.                                    3,800             108,908
   Syntel, Inc.                                                 600              15,264
 * Syntroleum Corp.                                             100                 391
   Sypris Solutions, Inc.                                       300               4,095
   Sysco Corp.                                               11,500             417,680
 * Systems & Computer Technology
     Corp.                                                    1,500              22,950
   T. Rowe Price Group, Inc.                                  1,500              63,060
 * Tag-It Pacific, Inc.                                         100                 505
 * Take Two Interactive Software                              1,200              39,720
   Talbots, Inc.                                              1,100              36,047
 * TALK America Holdings, Inc.                                  500               5,625
 * Tanox, Inc.                                                1,200              18,048
   Target Corp.                                              29,300           1,134,496
 * Tarrant Apparel Group                                        100                 400
 * TBC Corp.                                                    800              23,704
   TCF Financial Corp.                                        1,000              52,740
 * Tech Data Corp.                                            2,900             106,836
 * Techne Corp.                                               1,300              46,904
 * Technitrol, Inc.                                           1,700              40,443
   Teco Energy, Inc.                                            500               6,490

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * Tejon Ranch Co.                                              100   $           3,950
 * Tekelec                                                    1,800              30,060
   Tektronix, Inc.                                            3,500              96,425
 * TeleCommunication Systems, Inc.                              500               2,650
 * Teledyne Technologies Inc                                  1,300              22,334
   Teleflex, Inc.                                             1,000              45,760
   Telephone & Data Systems, Inc.                             2,000             125,400
 * Teletech Holdings, Inc.                                    2,700              27,135
 * Telik, Inc.                                                  500              10,105
 * Tellabs, Inc.                                             22,200             177,600
   Temple-Inland, Inc.                                          500              28,265
 * Tenet Healthcare Corp.                                    30,900             451,449
   Tennant Co.                                                  500              21,560
 * Tenneco Automotive, Inc.                                   1,600               8,880
 * Teradyne, Inc.                                             6,100             153,537
 * Terayon Communication Systems,
     Inc.                                                     1,700              10,166
 * Terex Corp.                                                2,500              64,475
 * Terra Industries, Inc.                                     1,400               4,522
 * Tesoro Petroleum Corp.                                     2,900              36,772
 * Tetra Tech, Inc.                                           2,000              51,000
 * Tetra Technologies, Inc.                                   1,050              23,520
   Texas Genco Holdings, Inc.                                    60               1,797
   Texas Industries, Inc.                                       700              20,447
   Texas Instruments, Inc.                                   71,800           2,136,768
   Texas Regional Banchshares, Inc.
     Class A                                                  1,050              39,060
   Textron, Inc.                                              2,200             109,648
 * The Banc Corp.                                               500               4,360
   The Brink's Co.                                            2,500              55,500
 * The Dress Barn, Inc.                                       1,200              17,568
   The Goldman Sachs Group, Inc.                             25,500           2,450,040
 * The Medicines Co.                                          1,100              30,107
 * The New Dun & Bradstreet Corp.                             1,400              67,550
   The Phoenix Companies, Inc.                                1,400              15,750
 * The Sports Authority, Inc.                                   796              34,626
 * Theragenics Corp.                                            700               3,437
 * Therasense, Inc.                                           1,000              17,050
 * Thermo-Electron Corp.                                      7,800             186,420
 * Third Wave Technologies                                      800               3,440
   Thomas & Betts Corp.                                       2,000              41,600
   Thomas Industries, Inc.                                      300               9,456
   Thor Industries, Inc.                                      1,700             103,666
 * Thoratec Corp.                                             2,400              33,816
 * THQ, Inc.                                                  1,500              24,135
 * Three-Five Systems, Inc.                                     500               2,665
 * TIBCO Software, Inc.                                       8,700              50,895
   Tidewater, Inc.                                              500              13,805
 * Tier Technologies, Inc. Class B                              500               3,905
   Tiffany & Co.                                              5,500             249,425
 * Timberland Co. Class A                                     1,300              70,226
 * Time Warner Telecom, Inc.                                  2,100              22,155
 * Time Warner, Inc                                         252,400           4,109,072
   Timken Co.                                                   100               1,713
 * Titan Corp.                                                1,800              38,430
 * Titan Pharmaceuticals, Inc.                                  400               1,108
 * TiVo, Inc.                                                 1,800              15,012
   TJX Companies, Inc.                                       25,000             564,750
   Todd Shipyards Corp.                                         100               1,805
 * Toll Brothers, Inc.                                        3,600             149,076
 * Tollgrade Communications, Inc.                               800              13,848
 * Too, Inc.                                                    900   $          16,425
   Tootsie Roll Industries, Inc.                                936              32,900
   Topps, Inc.                                                1,800              18,972
   Torchmark Corp.                                            4,900             216,090
   Toro Co.                                                   1,300              64,402
   Total System Services, Inc.                                8,600             250,862
 * Tower Automotive, Inc.                                     2,400              10,920
 * Toys R Us, Inc.                                           11,400             133,836
 * Tractor Supply Co.                                         2,000              87,080
   Traffix, Inc.                                                100                 500
 * Trammell Crow Co.                                          1,700              22,865
 * Trans World Entertainment Corp.                            1,130               7,989
 * Transaction Systems Architects, Inc.                         200               3,936
   Transatlantic Holdings, Inc.                               3,400             263,704
 * Transkaryotic Therapies, Inc.                              1,500              19,485
 * Transmontaigne Oil Co.                                     1,500               9,015
 * Transocean, Inc.                                           2,300              44,574
   Travelers Property Casualty Corp.                          1,554              24,242
   Travelers Property Casualty Corp.
     Series B                                                 4,285              66,846
 * TRC Companies, Inc.                                          800              16,168
   Tredegar Industries, Inc.                                    800              12,320
 * Trex Co., Inc.                                               600              22,170
 * Triad Guaranty, Inc.                                         700              32,655
 * Triad Hospitals, Inc.                                      5,300             183,380
   Triarc Companies, Inc. Class A                             1,000              11,190
   Triarc Companies, Inc. Class B                             2,000              23,200
   Tribune Co.                                               18,400             898,840
 * Trico Marine Services, Inc.                                  300                 384
 * Trimble Navigation, Ltd.                                   1,100              33,363
   Trinity Industries, Inc.                                   1,900              49,305
 * TriPath Imaging, Inc.                                        500               4,560
 * Triquint Semiconductor, Inc.                               4,400              35,552
 * Triton PCS Holdings, Inc.                                    500               2,800
 * Triumph Group                                                800              26,072
 * TriZetto Group, Inc.                                       1,000               6,450
 * Tropical Sportswear International
     Corp.                                                      200                 838
 * Trover Solutions, Inc.                                       100                 693
   Trustmark Corp.                                              500              14,745
 * TTM Technologies, Inc.                                     1,000              16,900
 * Tuesday Morning Corp.                                      1,100              35,156
 * Tularik, Inc.                                              1,800              26,964
 * Turnstone Systems, Inc.                                    1,600               4,624
 * Tweeter Home Entertainment Group,
     Inc.                                                       700               5,852
   TXU Corp.                                                  5,100             112,914
 * Tyler Technologies, Inc.                                   1,800              15,120
   Tyson Foods, Inc. Class A                                 10,800             147,420
   U.S. Bancorp                                              31,300             867,323
 * U.S. Concrete, Inc.                                        1,000               5,899
 * U.S. Physical Therapy, Inc.                                  100               1,472
   UCBH Holdings, Inc.                                        2,400              93,840
   UGI Corp.                                                    750              24,263
 * UICI                                                       2,400              33,144
 * Ulticom, Inc.                                              1,200              12,984
 * Ultimate Electronics, Inc.                                   600               4,950
 * Ultratech Stepper, Inc.                                      900              27,270
   UMB Financial Corp.                                          500              24,395
   Umpqua Holdings Corp.                                      1,145              24,618
 * Unifi, Inc.                                                1,300               6,669

                                                             SHARES              VALUE+
                                                     --------------   -----------------
   Unifirst Corp.                                               300   $           6,969
   Union Pacific Corp.                                        6,600             420,288
   Union Planters Corp.                                       3,000             103,530
   Unionbancal Corp.                                          2,500             142,400
 * Uniroyal Technology Corp.                                  1,100                   0
   Unisource Energy Corp.                                       500              12,265
 * Unisys Corp.                                              10,600             172,992
 * Unit Corp.                                                 2,100              43,260
   United Auto Group, Inc.                                    2,300              56,810
   United Bankshares, Inc. WV                                   400              12,400
   United Community Banks, Inc.                                 400              13,504
 * United Defense Industries, Inc.                            1,500              49,890
 * United Natural Foods, Inc.                                   600              23,034
 * United Online, Inc.                                        1,050              19,121
   United Parcel Service, Inc.                               10,100             734,977
 * United Rentals, Inc.                                       4,700              87,044
 * United States Cellular Corp.                               3,000             103,800
   United States Steel Corp.                                  4,600             114,310
 * United Stationers, Inc.                                    1,800              72,630
 * United Surgical Partners International,
     Inc.                                                     1,700              54,400
   United Technologies Corp.                                 10,200             874,140
 * United Therapeutics Corp.                                    900              16,938
 * UnitedGlobalCom, Inc.                                      3,000              21,660
   Unitedhealth Group, Inc.                                  43,200           2,328,480
   Unitrin, Inc.                                                400              15,132
 * Universal Access Global Holdings,
     Inc.                                                        10                  40
 * Universal American Financial Corp.                         2,700              28,107
 * Universal Compression Holdings, Inc.                       1,200              28,140
   Universal Corp.                                              500              21,360
 * Universal Display Corp.                                      500               7,420
 * Universal Electronics, Inc.                                  600               8,189
   Universal Forest Products, Inc.                            1,100              33,484
   Universal Health Services, Inc.                            3,800             204,326
 * Univision Communications, Inc.
     Class A                                                  7,105             256,348
   Unocal Corp.                                               4,900             155,722
 * Unova, Inc.                                                3,200              76,544
   UnumProvident Corp.                                        4,100              61,213
 * Urban Outfitters, Inc.                                     1,200              46,800
 * Urologix, Inc.                                               100                 566
 * URS Corp.                                                  1,600              36,480
 * US Oncology, Inc.                                          3,600              36,648
   USF Corp.                                                  1,100              36,333
   UST, Inc.                                                  1,800              64,782
 * UTStarcom, Inc.                                            2,800             106,064
 * Vail Resorts, Inc.                                         1,000              15,230
 * Valassis Communications, Inc.                                600              16,320
   Valeant Pharmaceuticals
     International                                            1,000              23,910
   Valero Energy Corp.                                        4,900             211,190
   Valhi, Inc.                                                  600               8,292
   Valley National Bancorp                                    1,470              43,659
   Valmont Industries, Inc.                                     500              11,350
   Valspar Corp.                                              1,700              82,025
 * ValueClick, Inc.                                           2,600              21,710
 * Valuevision Media, Inc. Class A                            1,500              23,250
 * Vans, Inc.                                                   933              11,942
 * Varco International, Inc.                                  5,900             109,091
 * Varian Medical Systems, Inc.                               2,300             158,723
 * Varian Semiconductor Equipment
     Associates, Inc.                                         2,000   $          93,120
 * Varian, Inc.                                               1,000              40,560
 * Vastera, Inc.                                              1,200               4,680
   Vectren Corp.                                              1,000              24,020
 * Veeco Instruments, Inc.                                    1,000              29,500
 * Ventana Medical Systems, Inc.                                700              26,376
 * VeriSign, Inc.                                             9,800             158,858
 * Veritas DGC, Inc.                                          1,800              16,218
 * Veritas Software Co.                                      14,700             558,909
 * Verity, Inc.                                               1,300              18,668
   Verizon Communications, Inc.                              19,700             645,569
 * Vermont Pure Holdings, Ltd.                                  100                 314
 * Vertex Pharmaceuticals, Inc.                               1,000               8,740
   VF Corp.                                                   1,800              74,286
   Viacom, Inc. Class A                                       7,300             287,401
   Viacom, Inc. Class B                                      94,900           3,731,468
   Viad Corp.                                                 1,500              36,885
 * Viasat, Inc.                                               1,100              23,397
 * Viasys Healthcare, Inc.                                      262               5,363
 * Vical, Inc.                                                  400               2,008
 * Vicor Corp.                                                1,000              11,500
 * Vicuron Pharmaceuticals, Inc.                              1,300              23,595
 * Vignette Corp.                                             7,200              16,632
   Vintage Petroleum, Inc.                                    1,100              11,451
 * Virage Logic Corp.                                           500               5,210
 * Virbac Corp.                                                 100                 585
 * ViroPharma, Inc.                                             500               1,390
 * Vishay Intertechnology, Inc.                               6,900             144,969
 * Visx, Inc. DE                                              2,000              48,960
   Vital Signs, Inc.                                            600              19,698
 * VitalWorks, Inc.                                             500               2,495
 * Vitesse Semiconductor, Inc.                                6,300              45,990
 * Vitria Technology, Inc.                                      100                 568
 * Vivus, Inc.                                                  800               2,896
 * Volt Information Sciences, Inc.                              500              10,200
   Vulcan Materials Co.                                       1,400              62,258
 * W-H Energy Services, Inc.                                    900              13,410
 * Wabash National Corp.                                        800              22,264
   Wabtec Corp.                                               2,900              45,385
   Wachovia Corp.                                            20,900             956,175
 * Wackenhut Corrections Corp.                                  700              15,155
   Walgreen Co.                                              46,700           1,719,027
   Wal-Mart Stores, Inc.                                    170,400           9,481,056
   Walter Industries, Inc.                                    1,200              14,688
   Washington Federal, Inc.                                     550              15,686
   Washington Mutual, Inc.                                   14,400             659,664
   Washington Post Co.                                          100              80,345
 * Waste Connections, Inc.                                    1,400              51,800
   Waste Management, Inc.                                    45,400           1,335,214
 * WatchGuard Technologoes, Inc.                                700               4,347
 * Waters Corp.                                               2,500              79,950
   Watsco, Inc. Class A                                         700              16,268
 * Watson Pharmaceuticals, Inc.                               6,700             315,838
 * Watson Wyatt & Co., Holdings                               1,000              24,020
   Watts Water Technologies, Inc.                               200               4,100
   Waypoint Financial Corp.                                     525              11,272
 * WCI Communities, Inc.                                      2,500              50,450
   WD-40 Co.                                                    200               7,160
 * Weatherford International, Ltd.                            2,200              72,116
 * Webco Industries, Inc.                                       100                 340

                                                             SHARES              VALUE+
                                                     --------------   -----------------
 * WebMD Corp.                                               11,100   $         101,565
 * webMethods, Inc.                                           1,500              14,625
 * Websense, Inc.                                               500              13,545
   Webster Financial Corp.                                    1,000              45,850
 * Weight Watchers International, Inc.                        1,400              51,716
 * Wellpoint Health Networks, Inc.                            9,746             911,154
   Wells Fargo & Co.                                         25,300           1,450,449
   Wendy's International, Inc.                                4,400             170,852
   Werner Enterprises, Inc.                                   3,541              64,269
   Wesco Financial Corp.                                        100              34,905
 * WESCO International, Inc.                                  1,300              11,635
   West Coast Bancorp                                           500              10,870
 * West Corp.                                                 2,700              63,990
 * West Marine, Inc.                                            700              17,647
   West Pharmaceutical Services, Inc.                           500              17,000
 * Westaff, Inc.                                                100                 205
   Westamerica Bancorporation                                   500              26,400
   Westcorp, Inc.                                             1,000              37,450
 * Westell Technologies, Inc.                                   100                 740
 * Western Digital Corp.                                      3,600              44,784
   Western Gas Resources, Inc.                                1,800              79,740
 * Western Wireless Corp.                                     1,500              28,005
 * Westport Resources Corp.                                   4,500             121,950
   Westwood Holdings Group, Inc.                                125               2,136
 * Westwood One, Inc.                                         3,400             103,224
 * Wet Seal, Inc. Class A                                     1,250              12,838
   Weyerhaeuser Co.                                           4,300             245,100
 * WFS Financial, Inc.                                        2,700             112,590
   WGL Holdings, Inc.                                           500              13,365
   Whirlpool Corp.                                              500              34,160
 * White Electronics Designs Corp.                              500               5,155
 * Whitehall Jewelers, Inc.                                     458               4,859
 * Whole Foods Market, Inc.                                   1,700             111,673
 * Wild Oats Markets, Inc.                                    1,000              11,340
   Wiley (John) & Sons, Inc. Class A                          1,300              33,800
 * William Lyon Homes, Inc.                                     500              32,450
   Williams Companies, Inc.                                  32,800             307,664
 * Williams-Sonoma, Inc.                                      3,500             126,140
   Wilmington Trust Corp.                                     1,200              42,240
 * Wilshire Oil Co. of Texas                                    100                 646
 * Wilson Greatbatch Technologies, Inc.                         500              20,950
 * Wilsons The Leather Experts, Inc.                            200               1,242
 * Wind River Systems, Inc.                                   2,600              16,926
   Winn-Dixie Stores, Inc.                                      100                 903
   Winnebago Industries, Inc.                                 1,100              60,797
   Wintrust Financial Corp.                                   1,150              51,509
 * Wireless Facilities, Inc.                                  1,900              27,607
   Wireless Telecom Group, Inc.                                 500               1,470
   Wisconsin Energy Corp.                                     1,700              55,590
 * Wiser Oil Co.                                                200               1,410
 * Witness Systems, Inc.                                        500               4,495
 * WMS Industries, Inc.                                       1,500              40,050
 * Wolverine Tube, Inc.                                         500               2,630
   Wolverine World Wide, Inc.                                 1,500              31,185
   Woodhead Industries, Inc.                                    100               1,698
 * Workflow Management, Inc.                                    500               2,480
 * World Acceptance Corp.                                     1,100              21,252
   World Fuel Services Corp.                                    500              14,965
   World Wrestling Federation
     Entertainment, Inc.                                        200   $           2,304
 * Worldwide Restaurant Concepts, Inc.                          500               1,460
   WPS Resources Corp.                                          500              22,150
 * Wright Medical Group, Inc.                                 1,200              33,432
   Wrigley (Wm.) Jr. Co.                                      4,200             231,504
   Wyeth                                                      6,600             260,040
   X-Rite, Inc.                                                 500               5,725
   XCEL Energy, Inc.                                          4,700              78,490
 * Xerox Corp.                                               35,600             433,608
 * Xilinx, Inc.                                              11,300             424,767
 * XM Satellite Radio Holdings, Inc.                          5,100             127,245
   XTO Energy, Inc.                                          12,800             323,584
 * Yahoo!, Inc.                                              14,900             640,402
 * Yankee Candle Co., Inc.                                    1,600              47,232
 * Yellow Corp.                                               1,200              36,684
   York International Corp.                                     600              23,970
 * Young Broadcasting, Inc. Class A                             200               3,970
 * Yum! Brands, Inc.                                          7,200             248,328
 * Zebra Technologies Corp. Class A                           1,400              88,998
 * Zila, Inc.                                                   200                 796
 * Zimmer Holdings, Inc.                                      6,800             448,256
   Zions Bancorp.                                             1,600              98,672
 * Zoll Medical Corp.                                           700              23,835
 * Zoltek Companies, Inc.                                       700               3,045
 * Zomax, Inc.                                                  700               3,766
 * Zoran Corp.                                                1,405              25,796
 * Zygo Corp.                                                   500               8,130
 * Zymogenetics, Inc.                                         1,800              23,958
                                                                      -----------------
 TOTAL COMMON STOCKS
 (Cost $295,505,754)                                                        342,946,145
                                                                      -----------------
 RIGHTS/WARRANTS -- (0.0%)
 * Chart Industries, Inc. Warrants
     09/15/10                                                     2                   8
 * Magnum Hunter Resources Warrants
     03/21/05                                                   200                  78
                                                                      -----------------
 TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                         86
                                                                      -----------------

                                                          FACE
                                                         AMOUNT
                                                     --------------
                                                          (000)
TEMPORARY CASH
  INVESTMENTS -- (1.6%)
  Repurchase Agreement, PNC Capital
    Markets, Inc. 0.82%, 12/01/03
    (Collateralized by $5,663,000 FMC
    Discount Notes 1.11%, 03/25/04,
    valued at $5,641,764) to be
    repurchased at $5,558,380
    (Cost $5,558,000)                                $        5,558           5,558,000
                                                                      -----------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $301,063,754)++                                               $     348,504,231
                                                                      =================

----------
  + See Note B to Financial Statements.
 ++ The cost for federal income tax purposes is $301,084,976.
  * Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

                                                               THE TAX-MANAGED   THE TAX-MANAGED
                                                               U.S. MARKETWIDE      U.S EQUITY
                                                                 VALUE SERIES         SERIES
                                                               ---------------   ---------------
ASSETS:
Investments at Value                                           $     1,085,969   $       348,504
Cash                                                                        --                 1
Receivables:
   Dividends and Interest                                                1,549               335
   Securities Lending Income                                                 5                --
   Fund Shares Sold                                                      1,496             1,017
Prepaid Expenses and Other Assets                                            6                --
                                                               ---------------   ---------------
    Total Assets                                                     1,089,025           349,857
                                                               ---------------   ---------------

LIABILITIES:
Payables:
   Investment Securities Purchased                                       3,550             1,065
   Due to Advisor                                                           --                14
Accrued Expenses and Other Liabilities                                     242                20
                                                               ---------------   ---------------
    Total Liabilities                                                    3,792             1,099
                                                               ---------------   ---------------
NET ASSETS                                                     $     1,085,233   $       348,758
                                                               ===============   ===============
Investments at Cost                                            $       845,226   $       301,064
                                                               ===============   ===============

                 See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2003

                             (AMOUNTS IN THOUSANDS)

                                                               THE TAX-MANAGED   THE TAX-MANAGED
                                                               U.S. MARKETWIDE      U.S EQUITY
                                                                 VALUE SERIES         SERIES
                                                               ---------------   ---------------
INVESTMENT INCOME
   Dividends                                                   $         6,713   $         2,731
   Interest                                                                139                42
   Income from Securities Lending                                           70                18
                                                               ---------------   ---------------
        Total Investment Income                                          6,922             2,791
                                                               ---------------   ---------------

EXPENSES
   Investment Advisory Services                                          1,602               124
   Accounting & Transfer Agent Fees                                        288                89
   Custodian Fees                                                           76                24
   Legal Fees                                                                8                 2
   Audit Fees                                                               13                 5
   Shareholders' Reports                                                    24                 7
   Trustees' Fees and Expenses                                              12                 4
   Other                                                                     2                 2
                                                               ---------------   ---------------
        Total Expenses                                                   2,025               257
                                                               ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                                          4,897             2,534
                                                               ---------------   ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold              (22,174)          (12,492)
   Change in Unrealized Appreciation (Depreciation) of
      Investment Securities                                            204,201            58,134
                                                               ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                            182,027            45,642
                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                              $       186,924   $        48,176
                                                               ===============   ===============

                 See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                            THE TAX-MANAGED                 THE TAX-MANAGED
                                                     U.S. MARKETWIDE VALUE SERIES          U.S EQUITY SERIES
                                                     ----------------------------    ----------------------------
                                                         YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2003            2002            2003            2002
                                                     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $      4,897    $      4,538    $      2,534    $      1,049
   Net Realized Gain (Loss) on
     Investment Securities Sold                           (22,174)       (170,174)        (12,492)        (23,342)
Change in Unrealized Appreciation
   (Depreciation) of Investment Securities                204,201         (13,746)         58,134         (16,417)
                                                     ------------    ------------    ------------    ------------

        Net Increase (Decrease) in Net
         Assets Resulting from
         Operations                                       186,924        (179,382)         48,176         (38,710)
                                                     ------------    ------------    ------------    ------------

Transactions in Interest:
   Contributions                                          290,723         328,346         122,466         174,890
   Withdrawals                                            (66,772)       (165,401)        (20,131)        (19,481)
                                                     ------------    ------------    ------------    ------------

        Net Increase (Decrease) from
         Transactions in Interest                         223,951         162,945         102,335         155,409
                                                     ------------    ------------    ------------    ------------

        Total Increase (Decrease)                         410,875         (16,437)        150,511         116,699

NET ASSETS
   Beginning of Period                                    674,358         690,795         198,247          81,548
                                                     ------------    ------------    ------------    ------------
   End of Period                                     $  1,085,233    $    674,358    $    348,758    $    198,247
                                                     ============    ============    ============    ============

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                                      -------------------------------------------------------------------
                                                          YEAR          YEAR          YEAR          YEAR        DEC. 14,
                                                         ENDED         ENDED         ENDED         ENDED        1998 TO
                                                        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                          2003          2002          2001          2000          1999
                                                      -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period                          N/A           N/A           N/A           N/A           N/A
                                                      -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                --            --            --            --            --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                --            --            --            --            --
                                                      -----------   -----------   -----------   -----------   -----------
    Total From Investment Operations                           --            --            --            --            --
                                                      -----------   -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS
   Net Investment Income                                       --            --            --            --            --
   Net Realized Gains                                          --            --            --            --            --
                                                      -----------   -----------   -----------   -----------   -----------
    Total Distributions                                       N/A           N/A           N/A           N/A           N/A
                                                      -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period                                N/A           N/A           N/A           N/A           N/A
                                                      ===========   ===========   ===========   ===========   ===========
Total Return                                                22.88%       (20.25)%        8.30%         3.07%         4.27%#
                                                      -----------   -----------   -----------   -----------   -----------
Net Assets, End of Period (thousands)                 $ 1,085,233   $   674,358   $   690,795   $   314,021   $   126,004
Ratio of Expenses to Average Net Assets                      0.25%         0.25%         0.25%         0.26%         0.29%*
Ratio of Net Investment Income to Average Net Assets         0.61%         0.61%         1.17%         1.98%         1.66%*
Portfolio Turnover Rate                                         6%           15%           11%           39%           10%

                                                         THE TAX-MANAGED U.S. EQUITY SERIES
                                                      ---------------------------------------
                                                          YEAR          YEAR       SEPT. 25,
                                                         ENDED         ENDED           TO
                                                        NOV. 30,      NOV. 30,      NOV. 30,
                                                          2003          2002          2001
                                                      -----------   -----------   -----------
Net Asset Value, Beginning of Period                          N/A           N/A           N/A
                                                      -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                --            --            --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                --            --            --
                                                      -----------   -----------   -----------
    Total From Investment Operations                           --            --            --
                                                      -----------   -----------   -----------
LESS DISTRIBUTIONS
   Net Investment Income                                       --            --            --
   Net Realized Gains                                          --            --            --
                                                      -----------   -----------   -----------
    Total Distributions                                       N/A           N/A           N/A
                                                      -----------   -----------   -----------
Net Asset Value, End of Period                                N/A           N/A           N/A
                                                      ===========   ===========   ===========
Total Return                                                18.49%       (20.12)%       15.72%#
                                                      -----------   -----------   -----------
Net Assets, End of Period (thousands)                 $   348,758   $   198,247   $    81,548
Ratio of Expenses to Average Net Assets                      0.10%         0.12%         0.20%*
Ratio of Net Investment Income to Average Net Assets         1.02%         0.63%         0.62%*
Portfolio Turnover Rate                                        13%           11%            4%

*   Annualized
#   Non-annualized
N/A Not applicable as The Tax-Managed U.S. Marketwide Value Series and the
    Tax-Managed U.S. Equity Series are organized as partnerships.

                 See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-five series, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series") are presented in this report.

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Effective May 21, 2003, securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

     2. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 28, 2003.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2003, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          The Tax-Managed U.S. Marketwide Value Series              0.20 of 1%
          The Tax-Managed U.S. Equity Series                        0.05 of 1%

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At November 30, 2003, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

          The Tax-Managed U.S. Marketwide Value Series               $ 11,776
          The Tax-Managed U.S. Equity Series                            3,628

E.  PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2003, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                            OTHER INVESTMENT
                                                               SECURITIES
                                                         ---------------------
                                                         PURCHASES     SALES
                                                         ----------   --------
The Tax-Managed U.S. Marketwide Value Series             $  266,731   $ 45,772
The Tax-Managed U.S. Equity Series                          134,340     32,063

     There were no purchases or sales of U.S. Government securities during the year ended November 30, 2003.

F.  FEDERAL INCOME TAXES:

     No provision for federal income taxes is required since the Series' are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or loses have been deemed to have been "passed through" to their Feeder Funds.

     At November 30, 2003, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                        GROSS UNREALIZED    GROSS UNREALIZED
                                                         APPRECIATION         DEPRECIATION          NET
                                                        ----------------    ----------------    -----------
The Tax-Managed U.S. Marketwide Value Series            $        285,472    $        (45,338)   $   240,134
The Tax-Managed U.S. Equity Series                                54,386              (6,967)        47,419

G.  LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each Series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each Series is individually, and not jointly liable for its particular advances under the line of credit.

     There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. Borrowings by the Series under the line of credit for the year ended November 30, 2003 were as follows:

                                                                                                                MAXIMUM
                                                       WEIGHTED      WEIGHTED                                    AMOUNT
                                                       AVERAGE        AVERAGE       NUMBER OF    INTEREST       BORROWED
                                                       INTEREST        LOAN           DAYS       EXPENSE         DURING
                                                         RATE         BALANCE      OUTSTANDING   INCURRED      THE PERIOD
                                                      ---------    ------------    -----------   --------    -------------
The Tax-Managed U.S. Marketwide
  Value Series                                             2.00%   $  4,451,000          2       $    495    $   4,451,000
The Tax-Managed U.S. Equity Series                         2.05%        874,667          9            681        2,780,000

     There were no outstanding borrowings under the line of credit at November 30, 2003.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each Series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on unused line of credit. The agreement for the line of credit expires in April 2004. There were no borrowings by the Series under the line of credit during the year ended November 30, 2003.

H.  SECURITIES LENDING:

     As of November 30, 2003, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     Each Series, along with other portfolios of the Trust, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2003, the results of each of their operations, for the year then ended and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2004

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent certified public accountants and also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2003.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

  NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
     WITH THE FUND         TERM OF OFFICE(1) AND        DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS            LENGTH OF SERVICE               OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
                                               DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides   DFAITC - since 1993     90 portfolios in 4            Leo Melamed Professor of Finance, Graduate School
Director of DFAIDG, DIG    DFAIDG - since 1983     investment companies          of Business, University of Chicago.
and DEM.                   DIG - since 1993
Trustee of DFAITC.         DEM - since 1994
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould              DFAITC - since 1993     90 portfolios in 4            Steven G. Rothmeier Distinguished Service
Director of DFAIDG, DIG    DFAIDG - since 1986     investment companies          Professor of Economics, Graduate School of
and DEM.                   DIG - since 1993                                      Business, University of Chicago. Senior
Trustee of DFAITC.         DEM - since 1994                                      Vice-President, Lexecon Inc. (economics, law,
1101 E. 58th Street                                                              strategy and finance consulting). Formerly,
Chicago, IL 60637                                                                President, Cardean University (division of
Date of Birth: 1/19/39                                                           UNext.com). Member of the Boards of Milwaukee
                                                                                 Mutual Insurance Company and UNext.com. Formerly,
                                                                                 Trustee, First Prairie Funds (registered
                                                                                 investment company). Trustee, Harbor Fund
                                                                                 (registered investment company) (13 Portfolios).

  NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
     WITH THE FUND         TERM OF OFFICE(1) AND        DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS            LENGTH OF SERVICE               OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson          DFAITC - since 1993     90 portfolios in 4            Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG    DFAIDG - since 1981     investment companies          Management. Director, BIRR Portfolio Analysis,
and DEM.                   DIG - since 1993                                      Inc. (software products). Chairman, Ibbotson
Trustee of DFAITC.         DEM - since 1994                                      Associates, Inc., Chicago, IL (software, data,
Yale School of Management                                                        publishing and consulting). Partner, Zebra Capital
P.O. Box 208200                                                                  Management, LLC (hedge fund manager). Formerly,
New Haven, CT                                                                    Director, Hospital Fund, Inc. (investment
06520-8200                                                                       management services).
Date of Birth: 5/27/43

Robert C. Merton           DFA ITC - since 2003    90 portfolios in 4            John and Natty McArthur University Professor,
Harvard Business School    DFA IDG - since 2003    investment companies          Graduate School of Business Administration,
397 Morgan Hall            DFA DIG - since 2003                                  Harvard University (since 1998). George Fisher
Soldiers Field             DEM - since 2003                                      Baker Professor of Business Administration,
Boston, MA 02163                                                                 Graduate School of Business Administration,
Date of Birth: 7/31/44                                                           Harvard University (1988-1998), Co-founder, Chief
                                                                                 Science Officer, Integrated Finance Limited
                                                                                 (since 2002). Formerly, Partner, Long-Term Capital
                                                                                 Management.

Myron S. Scholes           DFAITC - since 1993     90 portfolios in 4            Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG    DFAIDG - since 1981     investment companies          Stanford University. Partner, Oak Hill Capital
and DEM.                   DIG - since 1993                                      Management. Chairman, Oak Hill Platinum Partners.
Trustee of DFAITC.         DEM - since 1994                                      Director, Chicago Mercantile Exchange. Consultant,
Oak Hill Capital                                                                 Arbor Investors. Formerly, Director, Smith Breeden
Management, Inc.                                                                 Family of Funds and Partner, Long-Term Capital
2775 Sand Hill Rd.                                                               Management. Director, American Century Fund
Suite 220                                                                        Complex (registered investment companies) (35
Menlo Park, CA 94025                                                             Portfolios).
Date of Birth: 7/01/41

Abbie J. Smith             DFAITC - since 2000     90 portfolios in 4            Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG    DFAIDG - since 2000     investment companies          Graduate School of Business, University of
and DEM.                   DIG - since 2000                                      Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.         DEM - since 2000                                      Business School (9/01 to 8/02). Director, HON
Graduate School of                                                               Industries Inc. (office furniture) and Director,
Business                                                                         Ryder System Inc. (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                            INTERESTED TRUSTEES/DIRECTORS**

David G. Booth             DFAITC - since 1993     90 portfolios in 4            Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief  DFAIDG - since 1981     investment companies          Investment Officer and President of Dimensional
Executive Officer, Chief   DIG - since 1992                                      Fund Advisors Inc., DFA Securities Inc., DFAIDG,
Investment Officer and     DEM - since 1994                                      DIG and DEM. Chairman, Trustee, Chief Executive
President of DFAIDG, DIG                                                         Officer, Chief Investment Officer and President of
and DEM. Chairman,                                                               DFAITC. Director and Chief Investment Officer of
Trustee, Chief Executive                                                         Dimensional Fund Advisors Ltd. Director, Chief
Officer, Chief Investment                                                        Executive Officer, Chief Investment Officer and
Officer and President of                                                         President of DFA Australia Ltd. Director of
DFAITC.                                                                          Dimensional Funds PLC. Chairman, Director, Chief
1299 Ocean Avenue                                                                Executive Officer and Chief Investment Officer of
Santa Monica, CA 90401                                                           Dimensional Fund Advisors Canada Inc. (All Chief
Date of Birth: 12/02/46                                                          Investment Officer positions held starting
                                                                                 1/1/2003 except for Dimensional Fund Advisors
                                                                                 Canada Inc., which was from 6/17/2003.)

                                                                                 Limited Partner, Oak Hill Partners. Director,
                                                                                 University of Chicago Business School. Formerly,
                                                                                 Director, SA Funds (registered investment
                                                                                 company). Formerly Director, Assante Corporation
                                                                                 (investment management) (until 2002).

  NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
     WITH THE FUND         TERM OF OFFICE(1) AND        DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS            LENGTH OF SERVICE               OVERSEEN               OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*        DFAITC - since 1993     90 portfolios in 4            Chairman, Director and Chief Investment Officer of
Chairman and Director of   DFAIDG - since 1981     investment companies          Dimensional Fund Advisors Inc., DFA Securities
DFAIDG, DIG and DEM.       DIG - since 1992                                      Inc., DFAIDG, DIG and DEM. Chairman, Trustee and
Trustee and Chairman of    DEM - since 1994                                      Chief Investment Officer of DFAITC. Director and
DFAITC.                                                                          President of Dimensional Fund Advisors Ltd.
1299 Ocean Avenue                                                                Director and Chief Investment Officer of DFA
Santa Monica, CA 90401                                                           Australia Ltd. Director of Dimensional Funds PLC
Date of Birth: 9/07/44                                                           and Dimensional Fund Advisors Canada Inc. (Chief
                                                                                 Investment Officer positions held through
                                                                                 1/1/2003)

                                                                                 Trustee, St. Louis University. Life Trustee and
                                                                                 Member of Investment Committee, DePaul University.
                                                                                 Director, The German St. Vincent Orphan Home.
                                                                                 Member of Investment Committee, Archdiocese of St.
                                                                                 Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

 *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                          TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND          AND LENGTH OF
           AND ADDRESS                         SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
                                                                     OFFICERS
Arthur H. Barlow                              Since 1993          Vice President of all the DFA Entities.
Vice President
Date of Birth: 11/07/55

Valerie A. Brown                              Since 2001          Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                                      Entities and Dimensional Fund Advisors Canada Inc. Prior
Secretary                                                         to April 2001, legal counsel for Dimensional (since March
Date of Birth: 1/24/67                                            2000). Associate, Jones, Day, Reavis & Pogue from October
                                                                  1991 to February 2000.

Truman A. Clark                               Since 1996          Vice President of all the DFA Entities, except
Vice President                                                    Dimensional Fund Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                                Since 1999          Vice President of all the DFA Entities, except
Vice President                                                    Dimensional Fund Advisors Ltd. Formerly at Kansas State
Date of Birth: 11/29/56                                           University, Arthur Andersen & Co., and Phillips Petroleum
                                                                  Co.

Robert T. Deere                               Since 1994          Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/08/57

Robert W. Dintzner                            Since 2001          Vice President of all the DFA Entities, except
Vice President                                                    Dimensional Fund Advisors Ltd. Prior to April 2001,
Date of Birth: 3/18/70                                            marketing supervisor and marketing coordinator for
                                                                  Dimensional.

Richard A. Eustice                            Since 1998          Vice President and Assistant Secretary of all the DFA
Vice President and Assistant                                      Entities, except Dimensional Fund Advisors Ltd.
Secretary
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                           Since 1993          Vice President of all the DFA Entities, except
Vice President                                                    Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                             Since 2001          Vice President of all the DFA Entities, except
Vice President                                                    Dimensional Fund Advisors Ltd. and DFA Australia Limited.
Date of Birth: 10/28/70                                           Prior to December 2001, Portfolio Manager.

Glenn S. Freed
Vice President                                Since 2001          Vice President of all the DFA Entities, except
Date of Birth: 11/24/61                                           Dimensional Fund Advisors Ltd. and DFA Australia Limited.
                                                                  Formerly, Professor and Associate Dean of the Leventhal
                                                                  School of Accounting (September 1998 to August 2001) and
                                                                  Academic Director Master of Business Taxation Program
                                                                  (June 1996 to August 2001) at the University of Southern
                                                                  California Marshall School of Business.

Henry F. Gray                                 Since 2000          Vice President of all the DFA Entities, except
Vice President                                                    Dimensional Fund Advisors Ltd. Prior to July 2000,
Date of Birth: 9/22/67                                            Portfolio Manager.


Kamyab Hashemi-Nejad                          Since 1997          Vice President, Controller and Assistant Treasurer of all
Vice President, Controller and                                    the DFA Entities.
Assistant Treasurer
Date of Birth: 1/22/61

                                          TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND          AND LENGTH OF
           AND ADDRESS                         SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Patrick Keating                               Since 2003          Vice President of all the DFA Entities and Dimensional
Vice President                                                    Fund Advisors Canada Inc. Formerly, Director, President
Date of Birth: 12/21/54                                           and Chief Executive Officer, Assante Asset Management,
                                                                  Inc. (October 2000 to December 2002); Director, Assante
                                                                  Capital Management (October 2000 to December
                                                                  2002); President and Chief Executive Officer, Assante
                                                                  Capital Management (October 2000 to April 2001);
                                                                  Executive Vice President, Assante Corporation (May 2001
                                                                  to December 2002); Director, Assante Asset Management
                                                                  Ltd. (September 1997 to December 2002); President and Chief
                                                                  Executive Officer, Assante Asset Management Ltd.
                                                                  (September 1998 to May 2001); Executive Vice President,
                                                                  Loring Ward (financial services company) (January 1996 to
                                                                  September 1998)

Stephen P. Manus                              Since 1997          Vice President of all the DFA Entities, except
Vice President                                                    Dimensional Fund Advisors Ltd.
Date of Birth: 12/26/50

David M. New                                  Since 2003          Vice President of all the DFA Entities and Client Service
Vice President                                                    Manager prior to becoming a Vice President; Director of
Date of Birth: 02/09/60                                           Research, Wurts and Associates (investment consulting
                                                                  firm) from December 2000 to June 2002; and President,
                                                                  Kobe Investment Research from August 1999 to November
                                                                  2000.

Catherine L. Newell                           Since 2000          Vice President and Secretary of all the DFA Entities and
Vice President and Secretary                                      Dimensional Fund Advisors Canada Inc., except DFA
Date of Birth: 5/07/64                                            Australia Limited, for which she is Vice President and
                                                                  Assistant Secretary. Director, Dimensional Funds PLC.
                                                                  Vice President and Assistant Secretary of all DFA
                                                                  Entities (1997-2000).

David A. Plecha                               Since 1993          Vice President of all the DFA Entities.
Vice President
Date of Birth: 10/26/61

Edwardo A. Repetto                            Since 2002          Vice President of all the DFA Entities, except
Vice President                                                    Dimensional Fund Advisors Ltd. and DFA Australia Limited.
Date of Birth: 1/28/67                                            Research Associate for Dimensional Fund Advisors
                                                                  Inc. (June 2000 to April 2002). Research scientist (August
                                                                  1998 to June 2000) and Faculty-Postdoctural Fellow
                                                                  (August 1997 to August 1998), California Institute of
                                                                  Technology.

Michael T. Scardina                           Since 1993          Vice President, Chief Financial Officer and Treasurer of
Vice President, Chief Financial                                   all the DFA Entities and Dimensional Fund Advisors Canada
Officer and Treasurer                                             Inc. Director, Dimensional Funds, PLC.
Date of Birth: 10/12/55

David E. Schneider                            Since 2001          Vice President of all the DFA Entities, except
Vice President                                                    Dimensional Fund Advisors Ltd. and DFA Australia Limited.
Santa Monica, CA                                                  Prior to 2001 and currently, Regional Director of
Date of Birth: 1/26/46                                            Dimensional Fund Advisors Inc.

John C. Siciliano                             Since 2001          Vice President of all the DFA Entities. Director,
Vice President                                                    Dimensional Funds PLC. Managing Principal, Payden & Rygel
Santa Monica, CA                                                  Investment Counsel from April 1998 through December 2000.
Date of Birth: 8/24/54

Jeanne C. Sinquefield, Ph.D.*                 Since 1988          Executive Vice President of all the DFA Entities. Vice
Executive Vice President                                          President of Dimensional Fund Advisor Canada Inc.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                                Since 2000          Vice President of all the DFA Entities, except
Vice President                                                    Dimensional Fund Advisors Ltd. Prior to July 2000,
Santa Monica, CA                                                  Portfolio Manager.
Date of Birth: 6/08/63

                                          TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND          AND LENGTH OF
           AND ADDRESS                         SERVICE                   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------
Karen E. Umland                               Since 1997          Vice President of all the DFA Entities and Dimensional
Vice President                                                    Fund Advisors Canada Inc.
Santa Monica, CA
Date of Birth: 3/10/66

Weston J. Wellington                          Since 1997          Vice President of all the DFA Entities, except
Vice President                                                    Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                             Since 2001          Vice President of all the DFA Entities, except
Vice President                                                    Dimensional Fund Advisors Ltd. and DFA Australia Limited.
Santa Monica, CA                                                  President of Dimensional Fund Advisors Canada Inc. Prior
Date of Birth: 3/03/45                                            to 2001 and currently, Director of Financial Advisors
                                                                  Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer and Principal Financial Officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This disclosure is not applicable. This disclosure is effective only for annual reports with periods ending on or after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

This disclosure is not applicable to the Registrant.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
         FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This disclosure is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal half-year that have materially affected or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

  (a)   Any code of ethics or amendments thereto. [Filed herewith.]

  (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

  (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:   /s/David G. Booth
      ----------------------
      David G. Booth
      Co-Chairman, President, Chief Executive
      Officer and Chief Investment Officer

Date:     2/3/04
      ________________________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ David G. Booth
      ------------------
      David G. Booth
      Principal Executive Officer
      The DFA Investment Trust Company

Date:     2/3/04
      ________________________

By:   /s/Michael T. Scardina
      ----------------------
      Michael T. Scardina
      Principal Financial Officer
      The DFA Investment Trust Company

Date:     2/3/04
      ________________________

                                        3